UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (949) 219-3224

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023-June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.8%
Basic Materials - 1.6%
Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$7,100,000	$5,862,046
5.500% due 05/02/33 ~	1,350,000	1,319,651
Glencore Funding LLC (Australia)
2.625% due 09/23/31 ~	2,550,000	2,054,694
5.400% due 05/08/28 ~	1,800,000	1,783,437
South32 Treasury Ltd. (Australia) 4.350% due 04/14/32 ~	4,100,000	3,601,438

		14,621,266

Communications - 3.6%
AT&T, Inc.
3.500% due 09/15/53	2,953,000	2,092,568
3.850% due 06/01/60	2,900,000	2,102,424
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/41	2,600,000	1,760,790
3.850% due 04/01/61	5,200,000	3,149,549
Comcast Corp.
4.800% due 05/15/33	3,350,000	3,316,409
5.350% due 05/15/53	3,000,000	3,048,716
Cox Communications, Inc. 1.800% due 10/01/30 ~	2,000,000	1,574,384
Rogers Communications, Inc. (Canada) 4.550% due 03/15/52 ~	2,700,000	2,173,266
T-Mobile USA, Inc.
2.250% due 02/15/26	2,000,000	1,839,511
2.250% due 11/15/31	1,000,000	800,617
3.375% due 04/15/29	600,000	542,369
5.050% due 07/15/33	3,900,000	3,831,040
Verizon Communications, Inc.
1.680% due 10/30/30	1,200,000	948,186
3.400% due 03/22/41	5,800,000	4,480,007
5.050% due 05/09/33	1,200,000	1,187,284

		32,847,120

Consumer, Cyclical - 5.2%
American Airlines Pass-Through Trust Class A
2.875% due 01/11/36	5,814,801	4,872,851
3.200% due 12/15/29	2,334,950	2,095,223
American Airlines Pass-Through Trust Class AA 3.600% due 03/22/29	2,606,764	2,427,415
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	620,750	541,779
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	2,000,000	1,943,758
British Airways Pass-Through Trust Class A (United Kingdom)
3.350% due 12/15/30 ~	940,430	822,360
4.625% due 12/20/25 ~	438,266	432,886
British Airways Pass-Through Trust Class AA (United Kingdom) 3.300% due 06/15/34 ~	2,505,757	2,178,561
Continental Airlines Pass-Through Trust Class A 4.000% due 04/29/26	1,054,180	1,021,256
Delta Air Lines Pass-Through Trust Class AA 3.625% due 01/30/29	269,350	245,679
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~	3,030,308	2,965,522
4.750% due 10/20/28 ~	2,000,000	1,942,989

	Principal Amount	Value
Ferguson Finance PLC 4.250% due 04/20/27 ~	$1,150,000	$1,104,374
Ford Motor Credit Co. LLC
2.300% due 02/10/25	2,325,000	2,175,619
3.375% due 11/13/25	1,050,000	977,345
4.542% due 08/01/26	1,550,000	1,458,388
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	1,900,000	1,692,792
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875% due 07/01/31 ~	3,450,000	2,897,987
Kohl’s Corp. 4.625% due 05/01/31	1,750,000	1,219,750
Marriott International, Inc.
2.750% due 10/15/33	2,500,000	1,988,854
5.000% due 10/15/27	1,350,000	1,340,203
Meritage Homes Corp. 3.875% due 04/15/29 ~	3,375,000	2,982,239
New Red Finance, Inc. (Canada) 3.875% due 01/15/28 ~	2,000,000	1,830,217
United Airlines Pass-Through Trust 5.800% due 07/15/37	2,750,000	2,799,158
United Airlines Pass-Through Trust Class A 2.900% due 11/01/29	341,313	296,791
United Airlines Pass-Through Trust Class AA 4.150% due 02/25/33	562,562	516,807
US Airways Pass-Through Trust Class A 4.625% due 12/03/26	815,682	765,332
Warnermedia Holdings, Inc. 5.050% due 03/15/42	2,750,000	2,319,407

		47,855,542

Consumer, Non-Cyclical - 7.2%
AmerisourceBergen Corp. 2.700% due 03/15/31	3,500,000	2,977,288
Amgen, Inc. 5.650% due 03/02/53	1,650,000	1,672,160
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.000% due 01/17/43	6,500,000	5,628,683
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.450% due 01/23/39	2,500,000	2,588,921
BAT Capital Corp. (United Kingdom) 5.650% due 03/16/52	1,050,000	913,499
Block, Inc. 2.750% due 06/01/26	2,000,000	1,822,985
Cigna Group 5.400% due 03/15/33	4,250,000	4,326,678
Constellation Brands, Inc. 4.900% due 05/01/33	1,000,000	982,937
Elevance Health, Inc. 5.500% due 10/15/32	1,100,000	1,131,610
General Mills, Inc. 4.950% due 03/29/33	1,450,000	1,437,690
Global Payments, Inc. 5.300% due 08/15/29	2,150,000	2,096,541
HCA, Inc. 5.200% due 06/01/28	3,000,000	2,977,703
Humana, Inc. 5.500% due 03/15/53	2,600,000	2,591,871
IQVIA, Inc. 5.700% due 05/15/28 ~	2,200,000	2,180,750
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.000% due 05/15/32 ~	3,000,000	2,305,066
Keurig Dr Pepper, Inc. 4.500% due 04/15/52	3,250,000	2,865,992

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Kraft Heinz Foods Co. 4.375% due 06/01/46	$3,700,000	$3,147,000
Mars, Inc. 4.650% due 04/20/31 ~	1,000,000	993,362
McCormick & Co., Inc. 4.950% due 04/15/33	2,100,000	2,062,101
Merck & Co., Inc. 5.150% due 05/17/63	3,900,000	3,986,913
Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/33	2,200,000	2,192,566
5.340% due 05/19/63	1,000,000	1,012,784
UnitedHealth Group, Inc.
4.750% due 05/15/52	3,000,000	2,848,694
5.050% due 04/15/53	4,000,000	3,978,827
Universal Health Services, Inc.
2.650% due 10/15/30	2,000,000	1,634,959
2.650% due 01/15/32	2,675,000	2,110,432
Viatris, Inc. 3.850% due 06/22/40	4,750,000	3,286,342

		65,754,354

Energy - 3.2%
Cheniere Energy Partners LP 4.500% due 10/01/29	3,000,000	2,755,969
Enbridge, Inc. (Canada) 7.375% due 01/15/83	2,450,000	2,408,616
Energy Transfer LP
4.750% due 01/15/26	3,600,000	3,520,787
5.000% due 05/15/44	3,050,000	2,576,574
5.750% due 02/15/33	3,700,000	3,729,308
6.500% due 11/15/26	1,000,000	910,820
MPLX LP
4.950% due 03/14/52	1,000,000	850,533
5.200% due 12/01/47	1,600,000	1,400,889
5.650% due 03/01/53	4,150,000	3,883,926
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	848,104
Sabine Pass Liquefaction LLC 5.900% due 09/15/37 ~	2,700,000	2,743,029
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	4,350,000	3,766,189

		29,394,744

Financial - 15.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.300% due 01/30/32	2,000,000	1,637,161
5.750% due 06/06/28	1,200,000	1,191,415
Air Lease Corp.
3.000% due 02/01/30	2,500,000	2,093,418
4.650% due 06/15/26	2,700,000	2,260,062
Aon Corp./Aon Global Holdings PLC 5.350% due 02/28/33	3,250,000	3,276,339
Assured Guaranty US Holdings, Inc. 3.600% due 09/15/51	2,150,000	1,476,862
Avolon Holdings Funding Ltd. (Ireland) 2.750% due 02/21/28 ~	2,400,000	2,024,442
Bank of America Corp.
2.482% due 09/21/36	2,500,000	1,913,712
2.687% due 04/22/32	2,000,000	1,658,312
2.972% due 02/04/33	2,000,000	1,667,961
4.375% due 01/27/27	1,500,000	1,282,875
5.015% due 07/22/33	3,000,000	2,936,405
BNP Paribas SA (France) 4.625% due 02/25/31 ~	1,200,000	859,500
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	1,000,000	717,620
Citigroup, Inc.
4.150% due 11/15/26	1,750,000	1,412,250
4.600% due 03/09/26	3,000,000	2,905,974

	Principal Amount	Value
4.658% due 05/24/28	$2,000,000	$1,951,693
6.174% (SOFR + 2.661%) due 05/25/34 §	4,300,000	4,339,803
6.270% due 11/17/33	2,000,000	2,123,974
Crown Castle, Inc. 4.800% due 09/01/28	900,000	873,970
Fidelity National Financial, Inc. 3.200% due 09/17/51	2,000,000	1,170,296
GLP Capital LP/GLP Financing II, Inc. REIT 3.250% due 01/15/32	2,600,000	2,101,927
Goldman Sachs Group, Inc.
2.615% due 04/22/32	4,000,000	3,281,597
3.102% due 02/24/33	5,200,000	4,395,070
4.482% due 08/23/28	4,000,000	3,869,879
Hill City Funding Trust 4.046% due 08/15/41 ~	1,200,000	821,624
Host Hotels & Resorts LP REIT 2.900% due 12/15/31	3,700,000	2,914,157
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	1,450,000	1,088,097
JPMorgan Chase & Co.
2.963% due 01/25/33	8,450,000	7,121,205
4.851% due 07/25/28	4,000,000	3,948,925
4.912% due 07/25/33	2,150,000	2,101,756
5.717% due 09/14/33	5,850,000	5,937,651
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	2,650,000	1,674,568
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	1,800,000	1,343,747
Massachusetts Mutual Life Insurance Co. 5.672% due 12/01/52 ~	4,050,000	4,135,052
Metropolitan Life Global Funding I 5.150% due 03/28/33 ~	900,000	890,799
Mitsubishi UFJ Financial Group, Inc. (Japan) 5.541% due 04/17/26	1,000,000	994,507
Morgan Stanley
2.475% due 01/21/28	2,200,000	1,987,071
2.484% due 09/16/36	9,100,000	6,908,439
2.943% due 01/21/33	3,000,000	2,495,241
5.123% due 02/01/29	2,000,000	1,973,668
6.342% due 10/18/33	2,000,000	2,128,521
Nasdaq, Inc. 5.950% due 08/15/53	2,450,000	2,510,291
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/59 ~	3,500,000	2,474,321
OneMain Finance Corp.
5.375% due 11/15/29	1,750,000	1,489,438
6.125% due 03/15/24	2,100,000	2,094,726
PNC Financial Services Group, Inc. 6.250% due 03/15/30	1,200,000	1,080,300
Principal Financial Group, Inc. 5.375% due 03/15/33	1,550,000	1,537,480
Prologis LP 5.125% due 01/15/34	2,500,000	2,483,671
Prudential Financial, Inc. 6.750% due 03/01/53	1,900,000	1,916,473
State Street Corp. 5.159% (SOFR + 1.890%) due 05/18/34 §	1,800,000	1,790,037
Sun Communities Operating LP 5.700% due 01/15/33	2,850,000	2,779,700
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	1,656,293
U.S. Bancorp 4.839% due 02/01/34	3,000,000	2,803,645
UBS Group AG (Switzerland) 4.875% due 02/12/27 ~	1,000,000	803,050
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,500,000	1,377,354
4.625% due 12/01/29 ~	7,750,000	7,042,968

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Wells Fargo & Co.
4.400% due 06/14/46	$2,200,000	$1,789,260
4.897% due 07/25/33	1,000,000	959,753

		138,476,305

Industrial - 4.3%
Allegion US Holding Co., Inc. 3.550% due 10/01/27	4,289,000	3,970,110
Amcor Finance USA, Inc. 5.625% due 05/26/33	1,750,000	1,729,545
Amcor Flexibles North America, Inc. 2.690% due 05/25/31	2,000,000	1,639,471
Berry Global, Inc. 4.875% due 07/15/26 ~	2,000,000	1,924,300
Eaton Corp. 4.350% due 05/18/28	2,000,000	1,963,573
Flowserve Corp. 2.800% due 01/15/32	5,300,000	4,227,570
Honeywell International, Inc. 4.500% due 01/15/34	5,000,000	4,893,914
Jabil, Inc. 5.450% due 02/01/29	2,100,000	2,085,066
Masco Corp. 7.750% due 08/01/29	950,000	1,039,034
nVent Finance SARL (United Kingdom) 2.750% due 11/15/31	4,100,000	3,272,754
Raytheon Technologies Corp.
5.150% due 02/27/33	2,500,000	2,535,268
5.375% due 02/27/53	1,350,000	1,403,264
Republic Services, Inc. 5.000% due 04/01/34	1,700,000	1,697,382
TransDigm, Inc. 6.250% due 03/15/26 ~	4,271,000	4,253,970
Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	3,650,000	3,271,267

		39,906,488

Technology - 3.2%
Broadcom, Inc.
3.137% due 11/15/35 ~	5,500,000	4,220,795
4.926% due 05/15/37 ~	1,500,000	1,358,349
Fiserv, Inc. 5.600% due 03/02/33	4,050,000	4,124,014
Intel Corp. 5.700% due 02/10/53	2,500,000	2,545,051
Kyndryl Holdings, Inc.
2.050% due 10/15/26	2,500,000	2,158,515
3.150% due 10/15/31	3,000,000	2,252,726
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26	5,000,000	4,805,078
Oracle Corp.
2.875% due 03/25/31	2,000,000	1,707,999
3.950% due 03/25/51	4,500,000	3,405,096
6.150% due 11/09/29	850,000	885,895
Skyworks Solutions, Inc. 3.000% due 06/01/31	600,000	485,060
Texas Instruments, Inc. 5.050% due 05/18/63	2,000,000	2,005,674

		29,954,252

Utilities - 7.4%
AES Corp. 5.450% due 06/01/28	4,000,000	3,931,282
American Electric Power Co., Inc. 5.625% due 03/01/33	1,750,000	1,780,342
Appalachian Power Co. 4.500% due 08/01/32	1,650,000	1,547,592
Arizona Public Service Co.
5.550% due 08/01/33	2,050,000	2,053,522

	Principal Amount	Value
6.350% due 12/15/32	$710,000	$753,894
Brooklyn Union Gas Co. 4.632% due 08/05/27 ~	2,175,000	2,086,771
Dominion Energy, Inc. 4.350% due 01/15/27	1,550,000	1,309,938
DPL, Inc.
4.125% due 07/01/25	1,500,000	1,430,190
4.350% due 04/15/29	1,125,000	985,816
Duke Energy Ohio, Inc. 5.650% due 04/01/53	1,000,000	1,026,944
Duke Energy Progress LLC 5.250% due 03/15/33	3,400,000	3,456,559
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	2,650,000	2,111,246
Edison International 8.125% due 06/15/53	5,000,000	5,114,758
Eversource Energy 5.125% due 05/15/33	3,500,000	3,451,700
FirstEnergy Corp. 4.150% due 07/15/27	2,500,000	2,376,830
Florida Power & Light Co. 4.625% due 05/15/30	3,350,000	3,300,377
IPALCO Enterprises, Inc. 4.250% due 05/01/30	3,000,000	2,717,435
KeySpan Gas East Corp. 3.586% due 01/18/52 ~	1,500,000	1,016,781
Louisville Gas & Electric Co. 5.450% due 04/15/33	2,000,000	2,038,638
National Grid PLC (United Kingdom) 5.809% due 06/12/33	2,400,000	2,443,857
Nevada Power Co. 5.900% due 05/01/53	2,650,000	2,765,655
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	3,350,000	3,279,430
NSTAR Electric Co.
4.550% due 06/01/52	2,050,000	1,845,973
4.950% due 09/15/52	1,650,000	1,604,161
PacifiCorp 5.500% due 05/15/54	2,050,000	1,926,172
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	1,200,000	930,002
PG&E Wildfire Recovery Funding LLC 3.594% due 06/01/32	881,290	835,615
Piedmont Natural Gas Co., Inc. 5.050% due 05/15/52	1,000,000	902,874
Sempra Energy
4.125%due 04/01/52	2,350,000	1,904,196
5.500% due 08/01/33	4,100,000	4,075,967
Southwestern Electric Power Co. 3.250% due 11/01/51	1,900,000	1,277,817
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/36 ~	1,024,087	975,542
Virginia Electric & Power Co. 5.000% due 04/01/33	350,000	346,119

		67,603,995

Total Corporate Bonds & Notes (Cost $500,735,682)		466,414,066

SENIOR LOAN NOTES - 8.0%
Consumer, Cyclical - 2.2%
Carnival Corp. Term B 8.217% (USD LIBOR + 3.000%) due 06/30/25 §	994,872	994,405
ClubCorp Holdings, Inc. Term B 8.288% (USD LIBOR + 2.750%) due 09/18/24 §	3,376,874	3,243,005

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Marriott Ownership Resorts, Inc. Term B 6.943% (USD LIBOR + 1.750%) due 08/29/25 §	$3,231,949	$3,228,918
SeaWorld Parks & Entertainment, Inc. Term B 8.250% (USD LIBOR + 3.000%) due 08/25/28 §	6,914,810	6,914,810
Stars Group Holdings BV Term B (Canada) 7.753% (USD LIBOR + 2.250%) due 07/21/26 § µ	3,503,924	3,507,484
United Airlines, Inc. Term B 9.292% (USD LIBOR + 3.750%) due 04/21/28 §	2,478,054	2,480,532

		20,369,154

Consumer, Non-Cyclical - 2.2%
Allied Universal Holdco LLC Term B 8.952% (SOFR + 3.750%) due 05/12/28 § µ	2,127,087	2,066,731
CoreLogic, Inc. Term B 8.750% (USD LIBOR + 3.500%) due 06/02/28 §	2,701,875	2,446,324
Heartland Dental LLC Term B 10.102% (SOFR + 5.000%) due 04/28/28 §	466,160	450,195
Pathway Vet Alliance LLC Term B 8.943% (USD LIBOR + 3.750%) due 03/31/27 §	6,383,956	5,654,589
PetVet Care Centers LLC Term B3 8.693% (USD LIBOR + 3.500%) due 02/14/25 §	4,507,542	4,436,174
Sunshine Luxembourg VII SARL Term B3 (Luxembourg) 9.092% (USD LIBOR + 3.750%) due 10/01/26 §	2,702,023	2,691,515
Verscend Holding Corp. Term B 9.217% (USD LIBOR + 4.000%) due 08/27/25 §	2,487,310	2,488,476

		20,234,004

Financial - 1.9%
AssuredPartners, Inc. Term B 8.717% (USD LIBOR + 3.500%) due 02/12/27 §	2,698,518	2,680,978
HUB International Ltd. Term B 9.341% (USD LIBOR + 4.250%) due 06/20/30 §	5,500,000	5,516,560
NFP Corp. Term B 8.467% (USD LIBOR + 3.250%) due 02/15/27 §	1,511,875	1,483,056
USI, Inc. Term B 8.992% (SOFR + 3.750%) due 11/22/29 §	7,759,201	7,758,510

		17,439,104

Industrial - 0.7%
Proampac PG Borrower LLC Term B 7.829% (USD LIBOR + 3.750%) due 11/03/25 § µ	3,465,043	3,436,456
TransDigm, Inc. Term I 8.492% (SOFR + 3.250%) due 08/24/28 §	2,760,104	2,760,574

		6,197,030

Technology - 1.0%
CDK Global, Inc. Term B 9.492% (SOFR + 4.250%) due 07/06/29 § µ	2,989,987	2,984,890

	Principal Amount	Value
Ultimate Software Group, Inc. 8.618% (USD LIBOR + 3.250%) due 05/04/26 §	$6,159,034	$6,052,692

		9,037,582

Total Senior Loan Notes (Cost $73,515,561)		73,276,874

MORTGAGE-BACKED SECURITIES - 3.4%
Fannie Mae - 0.6%
5.000% due 04/01/38	3,869,093	3,845,793
5.500% due 05/01/38	1,689,575	1,700,322

		5,546,115

Freddie Mac - 2.4%
4.500% due 05/01/38	4,358,998	4,277,447
5.000% due 01/01/53	2,184,558	2,141,838
5.500% due 04/01/38 - 06/01/53	13,718,824	13,722,170
6.500% due 07/01/53	2,250,000	2,298,884

		22,440,339

Government National Mortgage Association - 0.4%
6.000% due 12/20/52	3,431,702	3,457,217

Total Mortgage-Backed Securities (Cost $31,525,770)		31,443,671

ASSET-BACKED SECURITIES - 16.1%
AIMCO CLO 11 Ltd. (Cayman) 6.390% (USD LIBOR + 1.130%) due 10/17/34 § ~	1,500,000	1,478,529
Ally Auto Receivables Trust 5.070% due 04/15/27	3,000,000	2,975,713
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,400,000	2,342,079
0.890% due 10/19/26	1,050,000	975,243
1.410% due 08/18/27	1,500,000	1,355,344
Buttermilk Park CLO Ltd. (Cayman) 6.360% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,200,000	1,183,673
Carlyle Global Market Strategies CLO Ltd. 7.001% (USD LIBOR + 1.680%) due 08/14/30 § ~	2,000,000	1,972,281
CIFC Funding Ltd. (Cayman)
6.135% (USD LIBOR + 0.870%) due 04/19/29 § ~	2,302,216	2,284,781
6.362% (USD LIBOR + 1.100%) due 07/18/31 § ~	3,630,000	3,599,145
Dryden 55 CLO Ltd. (Cayman) 7.160% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	963,418
Dryden 58 CLO Ltd. (Cayman)
6.760% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	969,658
7.060% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	958,171
Dryden 61 CLO Ltd. (Cayman) 6.250% (USD LIBOR + 0.990%) due 01/17/32 § ~	2,250,000	2,216,804
Dryden 64 CLO Ltd. (Cayman) 6.662% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	777,470
Ford Credit Auto Owner Trust
0.790% due 11/15/25	2,420,000	2,363,196
1.290% due 06/15/26	500,000	480,311
2.040% due 12/15/26	500,000	487,039
3.190% due 07/15/31 ~	3,000,000	2,884,199

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.880% due 11/15/34 ~	$2,650,000	$2,515,779
5.140% due 03/15/26	2,550,000	2,538,434
5.270% due 05/17/27	2,000,000	1,994,515
5.570% due 06/15/26	3,500,000	3,496,206
GM Financial Consumer Automobile Receivables Trust 5.100% due 05/18/26	1,800,000	1,790,713
GM Financial Revolving Receivables Trust 5.120% due 04/11/35 ~	2,400,000	2,376,359
Hilton Grand Vacations Trust 3.610% due 06/20/34 ~	226,295	213,769
Honda Auto Receivables Owner Trust 0.600% due 12/20/27	1,580,000	1,459,976
Madison Park Funding XXVIII Ltd. (Cayman) 6.860% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,371,071
Magnetite XII Ltd. (Cayman) 6.360% (USD LIBOR + 1.100%) due 10/15/31 § ~	4,775,000	4,746,988
Magnetite XIV-R Ltd. (Cayman) 6.382% (USD LIBOR + 1.120%) due 10/18/31 § ~	2,500,000	2,484,258
Magnetite XIX Ltd. (Cayman) 6.310% (USD LIBOR + 1.050%) due 04/17/34 § ~	4,500,000	4,405,720
Magnetite XVIII Ltd. (Cayman) 6.201% (USD LIBOR + 0.880%) due 11/15/28 § ~	1,694,147	1,683,410
Magnetite XXI Ltd. (Cayman) 6.270% (USD LIBOR + 1.020%) due 04/20/34 § ~	5,000,000	4,890,852
Magnetite XXII Ltd. (Cayman) 6.860% (USD LIBOR + 1.600%) due 04/15/31 § ~	1,500,000	1,472,812
Magnetite XXIX Ltd. (Cayman) 6.250% (USD LIBOR + 0.990%) due 01/15/34 § ~	1,300,000	1,288,625
Mercedes-Benz Auto Receivables Trust 5.260% due 10/15/25	434,773	433,834
MVW LLC 1.740% due 10/20/37 ~	128,630	117,447
MVW Owner Trust 4.930% due 10/20/40 ~	1,931,704	1,895,176
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	290,939	252,607
0.940% due 07/15/69 ~	4,281,304	3,700,760
1.220% due 07/15/69 ~	647,865	575,509
1.310% due 01/15/69 ~	464,495	419,937
1.690% due 05/15/69 ~	2,193,582	1,958,606
2.230% due 07/15/70 ~	4,149,737	3,601,752
2.460% due 11/15/68 ~	334,851	307,583
2.640% due 05/15/68 ~	377,971	355,172
4.160% due 10/15/70 ~	3,620,470	3,425,152
5.510% due 10/15/71 ~	5,552,944	5,479,158
Navient Student Loan Trust
1.310% due 12/26/69 ~	1,145,994	976,580
1.320% due 08/26/69 ~	931,573	785,526
3.390% due 12/15/59 ~	1,591,725	1,504,472
5.750% (USD LIBOR + 0.600%) due 12/26/69 § ~	688,285	670,160
6.200% (USD LIBOR + 1.050%) due 06/25/69 § ~	678,552	670,277
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman) 6.612% (USD LIBOR + 1.350%) due 10/18/29 § ~	1,500,000	1,457,341
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 6.290% (USD LIBOR + 1.040%) due 04/20/31 § ~	1,000,000	986,313

	Principal Amount	Value
OneMain Financial Issuance Trust 4.130% due 05/14/35 ~	$1,350,000	$1,291,403
Palmer Square CLO Ltd. (Cayman)
6.360% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	991,290
6.401% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,000,000	3,971,160
Palmer Square Loan Funding Ltd. (Cayman)
6.050% (USD LIBOR + 0.800%) due 07/20/29 § ~	1,951,300	1,927,806
6.150% (USD LIBOR + 0.900%) due 04/20/29 § ~	1,215,605	1,207,471
6.629% (USD LIBOR + 1.250%) due 05/20/29 § ~	4,000,000	3,919,260
6.650% (USD LIBOR + 1.400%) due 07/20/29 § ~	2,500,000	2,444,956
6.660% (USD LIBOR + 1.400%) due 10/15/29 § ~	4,800,000	4,710,691
7.279% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	595,569
Santander Drive Auto Receivables Trust
0.750% due 02/17/26	553,146	548,658
4.420% due 11/15/27	1,700,000	1,656,056
SLM Student Loan Trust 5.805% (USD LIBOR + 0.550%) due 10/25/64 § ~	510,985	499,960
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	1,580,592	1,352,511
1.290% due 07/15/53 ~	670,691	598,149
1.680% due 02/15/51 ~	936,737	834,617
2.230% due 09/15/37 ~	2,127,432	1,951,414
2.340% due 09/15/34 ~	167,008	160,844
2.700% due 05/15/31 ~	194,272	188,549
2.820% due 10/15/35 ~	633,306	602,762
2.880% due 09/15/34 ~	1,312,444	1,257,444
3.440% due 07/15/36 ~	868,675	826,464
3.500% due 02/15/36 ~	506,599	484,316
3.600% due 01/15/37 ~	568,175	541,814
3.630% due 11/15/35 ~	467,199	445,046
4.480% due 05/16/50 ~	1,303,211	1,248,410
5.923% (USD LIBOR + 0.730%) due 01/15/53 § ~	3,844,621	3,754,016
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	659,535	607,406
Stratus CLO Ltd. (Cayman) 6.650% (USD LIBOR + 1.400%) due 12/29/29 § ~	4,000,000	3,903,665
Tiaa CLO III Ltd. (Cayman) 6.410% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,767,566	1,746,805
Toyota Auto Receivables Owner Trust 0.430% due 01/15/26	1,027,755	989,435
Verizon Master Trust 4.730% due 04/21/31 ~	4,200,000	4,163,030

Total Asset-Backed Securities (Cost $151,427,512)		147,990,880

U.S. TREASURY OBLIGATIONS - 18.6%
U.S. Treasury Bonds - 9.7%
1.125% due 05/15/40	6,000,000	3,894,375
1.250% due 05/15/50	3,750,000	2,110,767
1.375% due 08/15/50	2,750,000	1,599,565
1.750% due 08/15/41	5,500,000	3,868,047
1.875% due 11/15/51	3,350,000	2,212,832
2.000% due 02/15/50	1,750,000	1,200,630
2.000% due 08/15/51	2,500,000	1,705,078

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
2.250% due 08/15/46	$1,950,000	$1,425,747
2.250% due 02/15/52	7,500,000	5,423,145
2.500% due 02/15/46	6,500,000	5,007,412
2.750% due 11/15/47	3,500,000	2,817,773
2.875% due 05/15/52	8,250,000	6,840,732
3.000% due 08/15/52	10,000,000	8,506,250
3.625% due 02/15/53	23,000,000	22,080,000
3.875% due 02/15/43	15,000,000	14,629,688
4.000% due 11/15/42	5,500,000	5,467,344

		88,789,385

U.S. Treasury Notes - 8.9%
0.625% due 05/15/30	8,500,000	6,811,621
1.125% due 02/15/31	6,000,000	4,935,703
1.875% due 02/28/29	21,000,000	18,679,336
2.125% due 03/31/24	2,000,000	1,952,258
2.500% due 03/31/27	10,000,000	9,373,242
2.750% due 08/15/32	9,000,000	8,252,402
3.500% due 02/15/33	15,000,000	14,613,281
4.000% due 02/29/28	17,000,000	16,877,481

		81,495,324

Total U.S. Treasury Obligations (Cost $185,565,954)		170,284,709

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $22,547,101; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $22,989,062)	$22,538,274	$22,538,274

Total Short-Term Investments (Cost $22,538,274)		22,538,274

TOTAL INVESTMENTS - 99.4% (Cost $965,308,753)		911,948,474

OTHER ASSETS & LIABILITIES, NET - 0.6%		5,825,947

NET ASSETS - 100.0%		$917,774,421

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	50.8%
U.S. Treasury Obligations	18.6%
Asset-Backed Securities	16.1%
Senior Loan Notes	8.0%
Mortgage-Backed Securities	3.4%
Others (each less than 3.0%)	2.5%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$466,414,066	$-	$466,414,066	$-
	Senior Loan Notes	73,276,874	-	73,276,874	-
	Mortgage-Backed Securities	31,443,671	-	31,443,671	-
	Asset-Backed Securities	147,990,880	-	147,990,880	-
	U.S. Treasury Obligations	170,284,709	-	170,284,709	-
	Short-Term Investments	22,538,274	-	22,538,274	-

	Total	$911,948,474	$-	$911,948,474	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 37.8%
Basic Materials - 1.4%
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$500,000	$486,152
4.000% due 09/11/27 ~	1,080,000	1,016,370
4.750% due 04/10/27 ~	750,000	725,413
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	630,000	658,507
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	823,000	835,008
5.750% due 05/01/43	550,000	565,808
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	720,000	720,860
First Quantum Minerals Ltd. (Zambia) 8.625% due 06/01/31 ~	390,000	400,191
Freeport-McMoRan, Inc.
4.550% due 11/14/24	120,000	118,395
4.625% due 08/01/30	500,000	471,575
5.450% due 03/15/43	2,310,000	2,157,064
Glencore Funding LLC (Australia)
4.000% due 03/27/27 ~	1,730,000	1,650,509
4.125% due 03/12/24 ~	1,070,000	1,057,349
4.625% due 04/29/24 ~	2,000,000	1,976,286
MEGlobal BV (Kuwait) 4.250% due 11/03/26 ~	1,260,000	1,210,951
OCP SA (Morocco)
3.750% due 06/23/31 ~	970,000	804,644
4.500% due 10/22/25 ~	1,170,000	1,136,579
5.125% due 06/23/51 ~	950,000	694,678
Orbia Advance Corp. SAB de CV (Mexico)
1.875% due 05/11/26 ~	2,050,000	1,838,850
2.875% due 05/11/31 ~	2,140,000	1,700,690
Southern Copper Corp. (Mexico) 5.250% due 11/08/42	2,340,000	2,240,410
Suzano Austria GmbH (Brazil)
3.125% due 01/15/32	1,560,000	1,249,830
3.750% due 01/15/31	2,420,000	2,067,103
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	993,000	1,039,282
Yamana Gold, Inc. (Canada) 4.625% due 12/15/27	1,810,000	1,709,358

		28,531,862

Communications - 4.9%
Alphabet, Inc.
1.100% due 08/15/30	690,000	558,624
1.900% due 08/15/40	960,000	661,748
2.050% due 08/15/50	230,000	144,083
Altice France SA (France) 5.500% due 10/15/29 ~	450,000	322,264
Amazon.com, Inc.
0.800% due 06/03/25	720,000	665,312
1.200% due 06/03/27	1,720,000	1,510,255
1.500% due 06/03/30	1,310,000	1,077,742
2.100% due 05/12/31	1,120,000	942,394
2.500% due 06/03/50	690,000	459,552
3.150% due 08/22/27	1,070,000	1,007,549
3.300% due 04/13/27	530,000	505,107
3.450% due 04/13/29	1,130,000	1,064,751
3.600% due 04/13/32	830,000	774,325
3.875% due 08/22/37	800,000	731,163
4.050% due 08/22/47	1,720,000	1,545,230
4.250% due 08/22/57	390,000	351,379
4.950% due 12/05/44	190,000	192,408
AT&T, Inc.
1.650% due 02/01/28	1,430,000	1,229,724
2.250% due 02/01/32	250,000	198,650

	Principal Amount	Value
2.300% due 06/01/27	$1,990,000	$1,790,688
2.550% due 12/01/33	510,000	400,769
3.500% due 09/15/53	730,000	517,296
3.550% due 09/15/55	2,244,000	1,572,593
3.650% due 09/15/59	550,000	383,312
3.800% due 12/01/57	180,000	130,469
4.350% due 03/01/29	900,000	864,900
4.350% due 06/15/45	744,000	624,123
5.350% due 09/01/40	490,000	475,431
5.550% due 08/15/41	550,000	543,303
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 03/01/42	370,000	247,810
4.200% due 03/15/28	2,020,000	1,894,574
4.400% due 04/01/33	380,000	333,677
4.800% due 03/01/50	230,000	173,724
4.908% due 07/23/25	1,970,000	1,932,465
5.125% due 07/01/49	330,000	259,889
5.375% due 04/01/38	1,590,000	1,355,678
5.375% due 05/01/47	200,000	165,506
5.750% due 04/01/48	240,000	205,645
6.384% due 10/23/35	270,000	263,321
6.484% due 10/23/45	650,000	611,511
6.834% due 10/23/55	370,000	349,190
Comcast Corp.
2.800% due 01/15/51	620,000	410,949
2.937% due 11/01/56	254,000	165,590
3.150% due 03/01/26	490,000	469,523
3.250% due 11/01/39	190,000	150,880
3.300% due 04/01/27	1,510,000	1,428,824
3.400% due 04/01/30	1,000,000	919,438
3.400% due 07/15/46	170,000	129,177
3.450% due 02/01/50	240,000	182,896
3.750% due 04/01/40	260,000	219,226
3.950% due 10/15/25	1,560,000	1,521,084
3.969% due 11/01/47	4,290,000	3,557,827
3.999% due 11/01/49	240,000	198,354
4.000% due 08/15/47	340,000	283,687
4.000% due 03/01/48	270,000	225,309
4.150% due 10/15/28	2,240,000	2,171,432
4.250% due 10/15/30	1,630,000	1,570,662
4.950% due 10/15/58	140,000	134,590
5.650% due 06/15/35	290,000	304,388
6.500% due 11/15/35	307,000	344,395
CSC Holdings LLC
3.375% due 02/15/31 ~	330,000	223,694
4.125% due 12/01/30 ~	5,860,000	4,104,877
4.500% due 11/15/31 ~	3,060,000	2,136,740
DISH DBS Corp.
5.125% due 06/01/29	1,120,000	521,182
5.250% due 12/01/26 ~	690,000	554,793
5.875% due 11/15/24	1,361,000	1,192,075
7.750% due 07/01/26	690,000	423,919
FOX Corp. 5.476% due 01/25/39	1,010,000	944,359
Prosus NV (China)
3.061% due 07/13/31 ~	4,880,000	3,817,346
3.832% due 02/08/51 ~	450,000	276,742
4.027% due 08/03/50 ~	2,450,000	1,541,212
Sprint Capital Corp. 8.750% due 03/15/32	1,420,000	1,717,805
Sprint LLC
7.625% due 02/15/25	910,000	930,353
7.875% due 09/15/23	40,000	40,133
T-Mobile USA, Inc.
2.250% due 02/15/26	410,000	377,100
2.550% due 02/15/31	2,510,000	2,087,123
2.625% due 02/15/29	1,290,000	1,121,562
2.875% due 02/15/31	950,000	803,852

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.000% due 02/15/41	$330,000	$241,459
3.375% due 04/15/29	480,000	433,895
3.500% due 04/15/25	3,080,000	2,962,817
3.500% due 04/15/31	2,920,000	2,579,479
3.750% due 04/15/27	330,000	312,539
3.875% due 04/15/30	2,600,000	2,396,850
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,050,000	944,742
Time Warner Cable Enterprises LLC 8.375% due 07/15/33	990,000	1,088,158
Time Warner Cable LLC
5.500% due 09/01/41	250,000	208,182
6.550% due 05/01/37	520,000	498,916
6.750% due 06/15/39	1,310,000	1,259,828
7.300% due 07/01/38	2,580,000	2,631,447
Verizon Communications, Inc.
1.750% due 01/20/31	1,620,000	1,278,708
2.100% due 03/22/28	970,000	852,606
2.355% due 03/15/32	1,522,000	1,224,642
2.550% due 03/21/31	1,050,000	876,990
2.625% due 08/15/26	1,970,000	1,832,009
2.650% due 11/20/40	1,400,000	974,467
2.875% due 11/20/50	2,740,000	1,787,482
3.150% due 03/22/30	860,000	764,708
3.850% due 11/01/42	960,000	777,431
4.000% due 03/22/50	610,000	495,633
4.125% due 03/16/27	286,000	277,818
4.125% due 08/15/46	980,000	806,561
4.329% due 09/21/28	715,000	689,627
4.400% due 11/01/34	1,750,000	1,616,151
4.500% due 08/10/33	5,540,000	5,229,918
4.862% due 08/21/46	630,000	578,006
5.500% due 03/16/47	250,000	251,527

		102,113,828

Consumer, Cyclical - 3.6%
Costco Wholesale Corp.
1.375% due 06/20/27	1,480,000	1,307,516
1.600% due 04/20/30	1,160,000	966,518
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~	1,499,998	1,467,929
4.750% due 10/20/28 ~	1,650,000	1,602,966
Ford Motor Co.
4.750% due 01/15/43	300,000	230,959
6.100% due 08/19/32	1,000,000	970,131
Ford Motor Credit Co. LLC
2.900% due 02/16/28	650,000	557,328
3.625% due 06/17/31	1,770,000	1,452,630
3.664% due 09/08/24	270,000	261,151
4.000% due 11/13/30	4,360,000	3,729,907
4.125% due 08/17/27	1,590,000	1,453,331
5.113% due 05/03/29	300,000	278,512
5.125% due 06/16/25	760,000	739,807
7.350% due 11/04/27	1,390,000	1,422,832
7.350% due 03/06/30	480,000	490,736
General Motors Co.
5.150% due 04/01/38	440,000	391,981
5.600% due 10/15/32	590,000	571,088
5.950% due 04/01/49	660,000	617,157
6.125% due 10/01/25	140,000	141,008
6.250% due 10/02/43	570,000	558,056
General Motors Financial Co., Inc. 4.350% due 01/17/27	520,000	498,770
H&E Equipment Services, Inc. 3.875% due 12/15/28 ~	270,000	234,058
Home Depot, Inc.
2.500% due 04/15/27	730,000	677,532
2.700% due 04/15/30	860,000	764,680
3.300% due 04/15/40	480,000	390,161
3.350% due 04/15/50	1,490,000	1,138,340

	Principal Amount	Value
3.900% due 12/06/28	$190,000	$184,040
3.900% due 06/15/47	210,000	178,668
Las Vegas Sands Corp.
2.900% due 06/25/25	5,000,000	4,701,248
3.200% due 08/08/24	3,400,000	3,295,255
Lennar Corp.
4.500% due 04/30/24	1,040,000	1,031,404
4.750% due 05/30/25	200,000	195,517
Lowe’s Cos., Inc. 4.500% due 04/15/30	500,000	486,419
McDonald’s Corp.
1.450% due 09/01/25	260,000	240,192
3.300% due 07/01/25	580,000	559,369
3.500% due 07/01/27	1,390,000	1,324,177
3.600% due 07/01/30	730,000	679,803
3.625% due 09/01/49	190,000	150,022
3.700% due 01/30/26	1,220,000	1,179,872
3.800% due 04/01/28	740,000	709,705
4.200% due 04/01/50	1,320,000	1,143,580
MDC Holdings, Inc. 6.000% due 01/15/43	90,000	81,293
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500% due 06/20/27 ~	1,071,988	1,075,629
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	1,540,000	1,352,006
3.875% due 01/15/28 ~	1,550,000	1,418,418
Newell Brands, Inc. 4.700% due 04/01/26	10,000	9,403
NIKE, Inc.
2.750% due 03/27/27	1,060,000	996,228
3.250% due 03/27/40	750,000	617,076
3.375% due 03/27/50	970,000	787,005
Nissan Motor Co. Ltd. (Japan)
3.043% due 09/15/23 ~	1,040,000	1,032,722
3.522% due 09/17/25 ~	2,700,000	2,512,933
4.345% due 09/17/27 ~	2,620,000	2,384,768
Sands China Ltd. (Macau)
2.800% due 03/08/27	1,590,000	1,381,206
3.350% due 03/08/29	2,010,000	1,676,925
4.300% due 01/08/26	950,000	893,918
5.625% due 08/08/25	3,980,000	3,885,445
5.900% due 08/08/28	1,010,000	963,692
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	1,409,999	1,421,928
Target Corp. 2.250% due 04/15/25	990,000	943,298
United Airlines, Inc.
4.375% due 04/15/26 ~	90,000	85,590
4.625% due 04/15/29 ~	1,870,000	1,705,567
VOC Escrow Ltd. 5.000% due 02/15/28 ~	1,320,000	1,212,301
Walmart, Inc.
1.500% due 09/22/28	390,000	338,870
1.800% due 09/22/31	450,000	373,932
Warnermedia Holdings, Inc.
3.755% due 03/15/27	570,000	531,905
4.054% due 03/15/29	730,000	667,637
4.279% due 03/15/32	3,120,000	2,768,494
5.141% due 03/15/52	2,400,000	1,955,786
6.412% due 03/15/26	1,060,000	1,061,118
Wynn Macau Ltd. (Macau) 5.625% due 08/26/28 ~	2,500,000	2,184,175
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125% due 02/15/31 ~	820,000	815,770

		76,109,393

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 5.9%
Abbott Laboratories
3.750% due 11/30/26	$885,000	$863,334
4.750% due 11/30/36	1,000,000	1,004,763
4.900% due 11/30/46	760,000	767,845
AbbVie, Inc.
2.600% due 11/21/24	2,660,000	2,553,475
2.950% due 11/21/26	1,110,000	1,037,510
3.200% due 11/21/29	2,700,000	2,443,269
3.600% due 05/14/25	1,600,000	1,547,268
3.750% due 11/14/23	370,000	367,440
3.800% due 03/15/25	2,430,000	2,363,836
4.250% due 11/21/49	1,930,000	1,667,080
Altria Group, Inc.
2.350% due 05/06/25	2,240,000	2,109,013
2.450% due 02/04/32	470,000	366,790
3.400% due 02/04/41	2,610,000	1,823,857
3.875% due 09/16/46	820,000	575,555
4.400% due 02/14/26	1,988,000	1,946,236
5.800% due 02/14/39	250,000	244,998
5.950% due 02/14/49	2,440,000	2,318,967
6.200% due 02/14/59	270,000	260,960
Amgen, Inc.
3.625% due 05/22/24	410,000	402,943
4.663% due 06/15/51	289,000	259,071
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26	410,000	397,258
4.900% due 02/01/46	580,000	554,847
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	1,640,000	1,526,469
4.000% due 04/13/28	1,010,000	977,587
4.350% due 06/01/40	1,540,000	1,417,737
4.750% due 01/23/29	590,000	587,762
5.550% due 01/23/49	1,850,000	1,951,673
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27	3,890,000	3,579,456
4.540% due 08/15/47	950,000	700,081
Bausch Health Americas, Inc. 9.250% due 04/01/26 ~	750,000	632,704
Bausch Health Cos., Inc.
5.000% due 02/15/29 ~	2,560,000	1,072,231
5.250% due 01/30/30 ~	7,880,000	3,280,523
6.250% due 02/15/29 ~	2,740,000	1,181,735
7.250% due 05/30/29 ~	800,000	340,952
Becton Dickinson & Co.
3.363% due 06/06/24	1,400,000	1,369,940
3.734% due 12/15/24	272,000	264,168
4.685% due 12/15/44	714,000	648,277
Bristol-Myers Squibb Co.
3.200% due 06/15/26	959,000	918,177
3.400% due 07/26/29	473,000	439,618
Centene Corp.
3.375% due 02/15/30	370,000	318,326
4.625% due 12/15/29	380,000	350,108
Cigna Group
3.750% due 07/15/23	2,027,000	2,025,200
4.125% due 11/15/25	1,010,000	983,596
4.375% due 10/15/28	3,500,000	3,386,115
4.900% due 12/15/48	2,350,000	2,188,604
Coca-Cola Co.
1.450% due 06/01/27	700,000	626,007
2.500% due 06/01/40	70,000	52,788
2.600% due 06/01/50	370,000	258,811
3.375% due 03/25/27	1,180,000	1,138,346
CommonSpirit Health 4.350% due 11/01/42	420,000	360,994

	Principal Amount	Value
Constellation Brands, Inc.
2.250% due 08/01/31	$220,000	$179,909
3.600% due 05/09/24	620,000	608,231
4.350% due 05/09/27	640,000	624,441
CVS Health Corp.
1.875% due 02/28/31	430,000	341,768
2.125% due 09/15/31	910,000	731,292
3.625% due 04/01/27	550,000	522,402
3.750% due 04/01/30	670,000	614,970
3.875% due 07/20/25	1,278,000	1,242,440
4.125% due 04/01/40	580,000	489,258
4.250% due 04/01/50	180,000	149,252
5.050% due 03/25/48	4,440,000	4,095,703
5.125% due 07/20/45	1,440,000	1,333,038
CVS Pass-Through Trust 6.036% due 12/10/28	1,572,193	1,559,713
Danone SA (France) 2.589% due 11/02/23 ~	2,730,000	2,701,796
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	2,090,000	1,956,668
Elevance Health, Inc.
3.350% due 12/01/24	560,000	541,740
3.650% due 12/01/27	460,000	434,598
4.100% due 05/15/32	450,000	419,666
4.550% due 05/15/52	720,000	644,020
Gilead Sciences, Inc.
3.650% due 03/01/26	730,000	702,523
4.750% due 03/01/46	920,000	866,835
HCA, Inc.
3.500% due 09/01/30	450,000	394,673
4.500% due 02/15/27	110,000	106,169
5.000% due 03/15/24	1,333,000	1,324,810
5.250% due 06/15/26	180,000	178,096
5.375% due 02/01/25	517,000	512,744
5.375% due 09/01/26	440,000	436,727
5.500% due 06/15/47	450,000	424,408
5.625% due 09/01/28	200,000	200,269
5.875% due 02/01/29	630,000	634,412
Hershey Co. 0.900% due 06/01/25	340,000	313,232
Humana, Inc.
3.950% due 03/15/27	661,000	632,096
4.500% due 04/01/25	300,000	294,603
4.625% due 12/01/42	1,090,000	965,627
4.800% due 03/15/47	130,000	117,929
Johnson & Johnson 3.625% due 03/03/37	2,090,000	1,882,524
Kenvue, Inc. 4.900% due 03/22/33 ~	1,900,000	1,923,634
Kraft Heinz Foods Co.
3.000% due 06/01/26	587,000	554,111
4.250% due 03/01/31	420,000	399,972
4.375% due 06/01/46	560,000	476,303
4.625% due 10/01/39	30,000	27,139
5.000% due 06/04/42	210,000	196,640
5.200% due 07/15/45	990,000	943,319
5.500% due 06/01/50	830,000	823,950
6.750% due 03/15/32	50,000	55,041
6.875% due 01/26/39	140,000	157,925
7.125% due 08/01/39 ~	30,000	33,442
Mars, Inc.
2.700% due 04/01/25 ~	900,000	860,148
3.200% due 04/01/30 ~	590,000	535,704
Merck & Co., Inc. 1.450% due 06/24/30	800,000	652,748
Mondelez International, Inc. 1.500% due 05/04/25	1,540,000	1,435,956
PayPal Holdings, Inc. 1.650% due 06/01/25	630,000	589,852
PepsiCo, Inc.
1.625% due 05/01/30	620,000	515,727

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
2.250% due 03/19/25	$190,000	$181,359
2.625% due 03/19/27	190,000	177,198
2.875% due 10/15/49	400,000	300,858
Pfizer, Inc.
0.800% due 05/28/25	20,000	18,475
1.700% due 05/28/30	620,000	514,758
2.625% due 04/01/30	780,000	693,870
Philip Morris International, Inc. 2.100% due 05/01/30	260,000	215,325
Procter & Gamble Co.
2.800% due 03/25/27	300,000	282,617
3.000% due 03/25/30	650,000	601,954
Reynolds American, Inc. (United Kingdom) 5.850% due 08/15/45	1,090,000	970,664
Service Corp. International 7.500% due 04/01/27	510,000	524,049
Teva Pharmaceutical Finance Co. LLC (Israel) 6.150% due 02/01/36	280,000	249,233
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.800% due 07/21/23	377,000	376,516
3.150% due 10/01/26	7,115,000	6,384,331
4.100% due 10/01/46	1,800,000	1,185,756
4.750% due 05/09/27	730,000	676,215
5.125% due 05/09/29	5,940,000	5,394,475
7.125% due 01/31/25	1,140,000	1,156,433
8.125% due 09/15/31	540,000	566,639
UnitedHealth Group, Inc.
1.250% due 01/15/26	590,000	539,261
2.000% due 05/15/30	560,000	471,666
2.300% due 05/15/31	320,000	270,720
3.125% due 05/15/60	200,000	139,767
3.875% due 08/15/59	570,000	464,000
4.000% due 05/15/29	720,000	688,587
4.200% due 05/15/32	380,000	362,927
4.250% due 06/15/48	420,000	370,665
4.450% due 12/15/48	410,000	373,979
5.700% due 10/15/40	10,000	10,558
5.800% due 03/15/36	860,000	920,136

		122,897,484

Energy - 5.9%
BP Capital Markets America, Inc.
3.000% due 02/24/50	2,570,000	1,793,734
3.119% due 05/04/26	920,000	876,118
3.410% due 02/11/26	1,200,000	1,153,530
3.633% due 04/06/30	540,000	502,433
Cameron LNG LLC
2.902% due 07/15/31 ~	540,000	465,462
3.302% due 01/15/35 ~	1,730,000	1,444,005
Cheniere Energy Partners LP
3.250% due 01/31/32	1,340,000	1,104,227
4.000% due 03/01/31	400,000	352,636
Cheniere Energy, Inc. 4.625% due 10/15/28	1,020,000	953,483
Chevron Corp.
1.554% due 05/11/25	600,000	562,448
1.995% due 05/11/27	720,000	654,207
3.078% due 05/11/50	220,000	164,016
Chevron USA, Inc. 3.850% due 01/15/28	1,110,000	1,083,494
ConocoPhillips 6.500% due 02/01/39	370,000	427,052
Continental Resources, Inc.
2.268% due 11/15/26 ~	560,000	498,840
3.800% due 06/01/24	730,000	715,764
4.375% due 01/15/28	660,000	620,233
4.900% due 06/01/44	290,000	225,615
5.750% due 01/15/31 ~	1,300,000	1,236,346

	Principal Amount	Value
Coterra Energy, Inc.
3.900% due 05/15/27	$1,620,000	$1,528,019
4.375% due 03/15/29	1,710,000	1,598,291
Devon Energy Corp.
4.750% due 05/15/42	70,000	59,100
5.000% due 06/15/45	2,910,000	2,526,475
5.600% due 07/15/41	1,240,000	1,168,594
8.250% due 08/01/23	3,290,000	3,291,733
Diamondback Energy, Inc. 3.500% due 12/01/29	2,320,000	2,090,413
Ecopetrol SA (Colombia)
4.625% due 11/02/31	850,000	656,935
5.875% due 05/28/45	3,880,000	2,662,009
Energy Transfer LP
2.900% due 05/15/25	1,010,000	957,392
3.750% due 05/15/30	2,010,000	1,815,080
4.950% due 06/15/28	680,000	660,089
5.250% due 04/15/29	410,000	400,532
5.300% due 04/01/44	160,000	138,920
5.400% due 10/01/47	590,000	520,856
6.250% due 04/15/49	1,030,000	1,007,081
6.750% due 05/15/25	1,950,000	1,742,844
7.125% due 05/15/30	890,000	756,875
7.600% due 02/01/24	1,560,000	1,569,292
9.349% (USD LIBOR + 4.028%) due 07/17/23 §	390,000	350,513
Energy Transfer LP/Regency Energy Finance Corp. 4.500% due 11/01/23	520,000	517,939
Enterprise Products Operating LLC
2.800% due 01/31/30	2,460,000	2,155,721
3.700% due 01/31/51	1,180,000	904,179
3.950% due 01/31/60	400,000	308,944
4.150% due 10/16/28	1,040,000	994,994
4.200% due 01/31/50	2,100,000	1,758,249
4.800% due 02/01/49	470,000	430,674
4.850% due 03/15/44	420,000	388,166
7.550% due 04/15/38	360,000	413,966
EOG Resources, Inc.
3.900% due 04/01/35	1,460,000	1,311,850
4.150% due 01/15/26	1,040,000	1,018,357
4.375% due 04/15/30	80,000	78,314
4.950% due 04/15/50	890,000	879,556
EQT Corp.
3.125% due 05/15/26 ~	50,000	46,017
3.625% due 05/15/31 ~	900,000	775,361
3.900% due 10/01/27	1,430,000	1,323,350
5.000% due 01/15/29	630,000	593,718
6.125% due 02/01/25	67,000	66,684
Exxon Mobil Corp.
2.992% due 03/19/25	1,910,000	1,840,979
3.043% due 03/01/26	750,000	717,168
3.482% due 03/19/30	1,300,000	1,220,811
4.114% due 03/01/46	2,150,000	1,893,835
4.327% due 03/19/50	220,000	199,638
Halliburton Co. 3.800% due 11/15/25	79,000	76,351
KazMunayGas National Co. JSC (Kazakhstan) 6.375% due 10/24/48 ~	1,500,000	1,285,782
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,404,760
Kinder Morgan, Inc.
4.300% due 03/01/28	450,000	430,418
5.200% due 03/01/48	60,000	52,689
5.550% due 06/01/45	210,000	193,717
MPLX LP
4.500% due 04/15/38	1,510,000	1,301,328
4.700% due 04/15/48	520,000	427,521
4.800% due 02/15/29	930,000	897,458

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
4.875% due 12/01/24	$1,190,000	$1,173,301
5.200% due 03/01/47	70,000	61,488
5.500% due 02/15/49	730,000	662,326
Occidental Petroleum Corp.
3.000% due 02/15/27	870,000	783,359
4.100% due 02/15/47	2,510,000	1,779,075
4.200% due 03/15/48	1,200,000	890,706
4.400% due 04/15/46	510,000	394,578
4.625% due 06/15/45	1,280,000	992,262
6.450% due 09/15/36	1,610,000	1,654,629
7.875% due 09/15/31	2,702,000	3,016,074
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	8,001,000	7,930,510
6.250% due 03/17/24	150,000	150,338
7.250% due 03/17/44	1,270,000	1,254,793
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	520,000	319,903
6.750% due 09/21/47	160,000	100,620
6.875% due 08/04/26	1,350,000	1,261,915
Pioneer Natural Resources Co.
1.125% due 01/15/26	410,000	369,396
1.900% due 08/15/30	780,000	632,611
2.150% due 01/15/31	1,020,000	835,262
Reliance Industries Ltd. (India)
2.875% due 01/12/32 ~	850,000	709,392
3.625% due 01/12/52 ~	2,500,000	1,786,716
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	730,000	728,950
Schlumberger Holdings Corp. 3.900% due 05/17/28 ~	1,232,000	1,161,646
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	1,070,000	956,464
2.875% due 05/10/26	560,000	533,578
3.250% due 04/06/50	970,000	722,789
4.375% due 05/11/45	1,010,000	911,709
4.550% due 08/12/43	1,200,000	1,110,722
Sinopec Group Overseas Development Ltd. (China) 4.375% due 04/10/24 ~	1,790,000	1,771,518
Southwestern Energy Co.
4.750% due 02/01/32	770,000	679,726
5.375% due 02/01/29	60,000	56,560
5.375% due 03/15/30	250,000	233,534
Targa Resources Corp.
4.950% due 04/15/52	400,000	330,992
5.200% due 07/01/27	210,000	206,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/32	170,000	147,184
4.875% due 02/01/31	770,000	712,469
5.000% due 01/15/28	450,000	429,861
5.500% due 03/01/30	540,000	520,201
6.500% due 07/15/27	530,000	526,638
6.875% due 01/15/29	270,000	275,638
Teck Resources Ltd. (Canada) 6.000% due 08/15/40	90,000	88,036
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/30 ~	4,600,000	3,931,594
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	1,150,000	943,254
Western Midstream Operating LP
3.350% due 02/01/25	1,120,000	1,071,594
4.300% due 02/01/30	2,824,000	2,538,065
4.500% due 03/01/28	680,000	641,883
4.650% due 07/01/26	460,000	442,934
5.300% due 03/01/48	130,000	108,718
5.500% due 08/15/48	960,000	805,235
5.500% due 02/01/50	600,000	492,366

	Principal Amount	Value
Williams Cos., Inc.
3.750% due 06/15/27	$330,000	$311,618
7.500% due 01/15/31	5,385,000	5,925,157
7.750% due 06/15/31	100,000	110,934

		122,430,301

Financial - 12.6%
ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,143,146
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	920,000	822,408
3.000% due 10/29/28	1,840,000	1,592,402
3.150% due 02/15/24	2,180,000	2,139,085
3.300% due 01/30/32	780,000	638,493
Air Lease Corp.
3.375% due 07/01/25	1,160,000	1,100,095
5.300% due 02/01/28	1,230,000	1,208,026
American Express Co.
3.375% due 05/03/24	1,180,000	1,157,355
4.050% due 05/03/29	1,150,000	1,096,074
American International Group, Inc. 2.500% due 06/30/25	1,887,000	1,778,210
Banco Santander SA (Spain)
2.746% due 05/28/25	400,000	375,747
4.175% due 03/24/28	200,000	187,344
Bank of America Corp.
2.572% due 10/20/32	3,040,000	2,477,253
2.592% due 04/29/31	2,550,000	2,142,092
2.972% due 02/04/33	1,920,000	1,601,243
3.419% due 12/20/28	3,934,000	3,611,046
3.974% due 02/07/30	3,230,000	2,993,161
4.000% due 04/01/24	2,280,000	2,253,864
4.083% due 03/20/51	3,820,000	3,170,422
4.125% due 01/22/24	3,295,000	3,266,988
4.200% due 08/26/24	4,930,000	4,839,438
4.250% due 10/22/26	310,000	299,429
4.330% due 03/15/50	1,190,000	1,024,856
4.450% due 03/03/26	660,000	641,825
5.000% due 01/21/44	370,000	354,929
Bank of Montreal (Canada)
1.850% due 05/01/25	2,120,000	1,981,044
3.803% due 12/15/32	550,000	484,992
Bank of New York Mellon Corp. 1.600% due 04/24/25	970,000	909,328
Bank of Nova Scotia (Canada)
1.300% due 06/11/25	690,000	634,511
4.588% due 05/04/37	980,000	845,399
Barclays PLC (United Kingdom)
4.972% due 05/16/29	2,496,000	2,361,054
5.088% due 06/20/30	4,250,000	3,868,546
Berkshire Hathaway Finance Corp. 4.250% due 01/15/49	2,370,000	2,161,989
BNP Paribas SA (France)
2.219% due 06/09/26 ~	2,260,000	2,091,317
2.824% due 01/26/41 ~	910,000	607,921
3.375% due 01/09/25 ~	910,000	874,462
4.375% due 03/01/33 ~	970,000	878,412
4.400% due 08/14/28 ~	2,110,000	1,993,863
4.625% due 03/13/27 ~	1,110,000	1,062,708
4.705% due 01/10/25 ~	2,360,000	2,339,418
5.125% due 01/13/29 ~	2,280,000	2,232,812
5.198% due 01/10/30 ~	920,000	890,095
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,345,635
Chubb INA Holdings, Inc. 3.350% due 05/03/26	440,000	423,087
Citigroup, Inc.
3.106% due 04/08/26	1,310,000	1,251,415

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.980% due 03/20/30	$2,000,000	$1,850,951
4.075% due 04/23/29	2,840,000	2,676,122
4.400% due 06/10/25	3,030,000	2,944,656
4.412% due 03/31/31	890,000	837,273
4.450% due 09/29/27	1,330,000	1,270,589
4.650% due 07/30/45	2,171,000	1,927,611
4.650% due 07/23/48	1,430,000	1,296,587
4.658% due 05/24/28	730,000	712,368
4.750% due 05/18/46	440,000	377,036
4.910% due 05/24/33	1,920,000	1,858,853
5.300% due 05/06/44	240,000	222,217
5.500% due 09/13/25	630,000	626,618
5.950% due 05/15/25	2,220,000	2,131,817
6.300% due 05/15/24	2,520,000	2,460,150
6.625% due 06/15/32	480,000	508,179
6.675% due 09/13/43	580,000	625,528
8.125% due 07/15/39	200,000	256,085
9.341% (USD LIBOR + 4.068%) due 10/30/23 §	1,820,000	1,830,920
Cooperatieve Rabobank UA (Netherlands) 1.339% due 06/24/26 ~	250,000	228,738
3.649% due 04/06/28 ~	1,560,000	1,445,920
3.758% due 04/06/33 ~	1,160,000	1,008,749
4.375% due 08/04/25	3,420,000	3,302,633
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,381,651
Credit Suisse AG (Switzerland)
2.950% due 04/09/25	1,580,000	1,485,680
7.500% due 02/15/28	3,400,000	3,614,990
7.950% due 01/09/25	3,210,000	3,276,748
Danske Bank AS (Denmark)
3.244% due 12/20/25 ~	800,000	759,895
5.375% due 01/12/24 ~	1,470,000	1,461,644
Goldman Sachs Capital II 6.264% (USD LIBOR + 0.768%) due 07/31/23 §	298,000	233,185
Goldman Sachs Group, Inc.
2.908% due 07/21/42	370,000	261,650
3.210% due 04/22/42	160,000	118,402
3.500% due 04/01/25	2,050,000	1,970,580
3.500% due 11/16/26	40,000	37,526
3.615% due 03/15/28	710,000	666,739
3.625% due 02/20/24	420,000	413,926
4.223% due 05/01/29	1,000,000	945,132
4.250% due 10/21/25	3,150,000	3,037,095
4.750% due 10/21/45	20,000	18,205
5.150% due 05/22/45	3,100,000	2,896,392
5.950% due 01/15/27	1,733,000	1,758,126
6.250% due 02/01/41	3,450,000	3,711,337
6.750% due 10/01/37	1,485,000	1,598,458
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	628,083
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,348,736
HSBC Holdings PLC (United Kingdom)
2.099% due 06/04/26	200,000	185,175
3.973% due 05/22/30	1,480,000	1,330,381
4.250% due 03/14/24	2,070,000	2,044,098
4.250% due 08/18/25	1,100,000	1,056,978
4.762% due 03/29/33	1,190,000	1,074,789
Intercontinental Exchange, Inc.
4.600% due 03/15/33	980,000	949,744
4.950% due 06/15/52	540,000	516,171
Intesa Sanpaolo SpA (Italy)
5.017% due 06/26/24 ~	10,470,000	10,145,348
5.710% due 01/15/26 ~	350,000	333,429
JPMorgan Chase & Co.
2.083% due 04/22/26	3,000,000	2,810,669
2.522% due 04/22/31	2,660,000	2,251,403
3.109% due 04/22/51	460,000	321,928

	Principal Amount	Value
3.875% due 09/10/24	$1,760,000	$1,718,950
4.023% due 12/05/24	2,730,000	2,706,836
4.203% due 07/23/29	3,010,000	2,863,297
4.250% due 10/01/27	870,000	843,686
4.452% due 12/05/29	4,010,000	3,846,033
4.950% due 06/01/45	2,540,000	2,374,143
KKR Group Finance Co. II LLC 5.500% due 02/01/43 ~	350,000	319,790
Lloyds Banking Group PLC (United Kingdom)
3.900% due 03/12/24	1,910,000	1,880,526
4.375% due 03/22/28	2,430,000	2,306,554
Mastercard, Inc. 3.850% due 03/26/50	880,000	758,481
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.837% due 04/17/26	910,000	875,368
4.080% due 04/19/28	940,000	892,552
Morgan Stanley
2.188% due 04/28/26	3,400,000	3,193,124
2.699% due 01/22/31	2,830,000	2,408,076
3.622% due 04/01/31	3,040,000	2,740,900
3.772% due 01/24/29	200,000	186,870
4.431% due 01/23/30	170,000	161,880
National Securities Clearing Corp. 1.500% due 04/23/25 ~	1,000,000	930,284
Natwest Group PLC (United Kingdom)
4.892% due 05/18/29	360,000	342,835
5.076% due 01/27/30	500,000	477,421
New York Life Global Funding 0.950% due 06/24/25 ~	840,000	767,658
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,416,558
Park Aerospace Holdings Ltd. (Ireland) 5.500% due 02/15/24 ~	630,000	622,986
PNC Financial Services Group, Inc.
5.582% due 06/12/29	2,110,000	2,101,596
5.812% due 06/12/26	590,000	586,763
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	584,235
Royal Bank of Canada (Canada)
1.150% due 06/10/25	1,170,000	1,080,447
3.875% due 05/04/32	570,000	522,530
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	335,480
Standard Chartered PLC (United Kingdom) 6.783% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,605,375
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	146,087
Toronto-Dominion Bank (Canada)
1.150% due 06/12/25	1,720,000	1,585,683
4.456% due 06/08/32	1,940,000	1,842,409
Truist Financial Corp. 6.047% due 06/08/27	1,100,000	1,100,952
U.S. Bancorp
2.215% due 01/27/28	170,000	150,799
5.775% due 06/12/29	1,180,000	1,180,436
5.836% due 06/12/34	460,000	463,540
UBS Group AG (Switzerland)
2.193% due 06/05/26 ~	1,718,000	1,576,260
2.593% due 09/11/25 ~	250,000	238,396
2.746% due 02/11/33 ~	850,000	662,559
3.091% due 05/14/32 ~	2,240,000	1,812,931
4.125% due 09/24/25 ~	1,050,000	1,003,815
4.194% due 04/01/31 ~	3,760,000	3,348,581
4.488% due 05/12/26 ~	1,050,000	1,015,617
4.550% due 04/17/26	440,000	423,195

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
4.751% due 05/12/28 ~	$1,350,000	$1,280,452
7.000% due 01/31/24 ~	7,030,000	6,806,084
9.016% due 11/15/33 ~	780,000	935,520
US Bancorp 1.450% due 05/12/25	2,450,000	2,285,983
Visa, Inc.
3.150% due 12/14/25	2,010,000	1,927,421
4.300% due 12/14/45	1,570,000	1,457,970
WEA Finance LLC/Westfield UK & Europe Finance PLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	5,885,835
Wells Fargo & Co.
2.188% due 04/30/26	1,310,000	1,228,027
2.879% due 10/30/30	980,000	847,232
3.000% due 10/23/26	2,240,000	2,080,838
3.350% due 03/02/33	590,000	505,184
3.750% due 01/24/24	1,700,000	1,680,701
4.150% due 01/24/29	1,150,000	1,090,856
4.400% due 06/14/46	1,650,000	1,341,945
4.478% due 04/04/31	3,350,000	3,186,485
4.650% due 11/04/44	1,600,000	1,359,183
4.750% due 12/07/46	2,550,000	2,173,758
4.900% due 11/17/45	1,490,000	1,313,182
5.013% due 04/04/51	7,140,000	6,655,810
5.375% due 11/02/43	2,030,000	1,913,964
5.606% due 01/15/44	1,567,000	1,506,590

		264,662,346

Industrial - 1.9%
3M Co.
2.375% due 08/26/29	990,000	850,945
3.050% due 04/15/30	340,000	306,639
3.700% due 04/15/50	2,220,000	1,759,898
Ball Corp. 3.125% due 09/15/31	1,220,000	1,005,036
Boeing Co.
2.196% due 02/04/26	1,190,000	1,092,692
2.700% due 02/01/27	610,000	557,870
3.200% due 03/01/29	1,480,000	1,324,253
3.250% due 02/01/35	3,350,000	2,718,458
3.550% due 03/01/38	460,000	358,486
3.750% due 02/01/50	1,380,000	1,037,249
4.875% due 05/01/25	1,340,000	1,321,406
5.150% due 05/01/30	1,900,000	1,882,901
5.705% due 05/01/40	2,190,000	2,186,203
5.805% due 05/01/50	1,720,000	1,715,181
5.930% due 05/01/60	150,000	148,678
Builders FirstSource, Inc. 4.250% due 02/01/32 ~	130,000	113,271
Carrier Global Corp. 3.577% due 04/05/50	100,000	74,016
Deere & Co.
3.100% due 04/15/30	370,000	338,597
3.750% due 04/15/50	760,000	673,731
Eaton Corp. 4.150% due 11/02/42	410,000	365,336
General Dynamics Corp.
3.250% due 04/01/25	420,000	406,302
4.250% due 04/01/40	100,000	92,106
4.250% due 04/01/50	340,000	312,274
L3Harris Technologies, Inc.
4.854% due 04/27/35	370,000	355,816
5.054% due 04/27/45	570,000	524,426
Lockheed Martin Corp.
3.550% due 01/15/26	605,000	587,037
3.900% due 06/15/32	600,000	565,640
4.150% due 06/15/53	2,290,000	2,018,944
4.500% due 05/15/36	580,000	560,330
Northrop Grumman Corp.
2.930% due 01/15/25	1,790,000	1,721,049
3.250% due 01/15/28	2,110,000	1,969,199
5.250% due 05/01/50	890,000	905,627

	Principal Amount	Value
Otis Worldwide Corp. 2.056% due 04/05/25	$870,000	$820,360
Raytheon Technologies Corp.
2.250% due 07/01/30	640,000	540,260
3.150% due 12/15/24	750,000	723,359
3.950% due 08/16/25	950,000	931,175
4.125% due 11/16/28	390,000	375,884
4.500% due 06/01/42	380,000	350,032
Republic Services, Inc. 2.500% due 08/15/24	1,000,000	965,014
Union Pacific Corp.
2.150% due 02/05/27	650,000	594,287
2.400% due 02/05/30	840,000	730,831
2.891% due 04/06/36	1,060,000	846,439
3.750% due 07/15/25	430,000	417,614
3.750% due 02/05/70	1,950,000	1,478,017
3.839% due 03/20/60	365,000	290,976
Vertiv Group Corp. 4.125% due 11/15/28 ~	570,000	514,079

		39,427,923

Technology - 1.3%
Apple, Inc.
1.125% due 05/11/25	2,110,000	1,966,721
2.450% due 08/04/26	1,610,000	1,507,961
Broadcom, Inc. 3.137% due 11/15/35 ~	4,110,000	3,154,085
Intel Corp.
1.600% due 08/12/28	530,000	456,482
3.050% due 08/12/51	240,000	161,108
3.700% due 07/29/25	620,000	603,157
4.750% due 03/25/50	920,000	832,468
5.125% due 02/10/30	880,000	885,917
International Business Machines Corp. 3.000% due 05/15/24	2,800,000	2,737,322
Micron Technology, Inc.
5.875% due 02/09/33	1,220,000	1,214,454
5.875% due 09/15/33	270,000	267,695
Microsoft Corp.
2.525% due 06/01/50	41,000	28,388
2.921% due 03/17/52	1,497,000	1,114,699
3.041% due 03/17/62	908,000	663,137
3.300% due 02/06/27	960,000	923,646
3.450% due 08/08/36	72,000	65,711
NVIDIA Corp.
2.850% due 04/01/30	580,000	526,373
3.500% due 04/01/40	1,520,000	1,302,626
3.500% due 04/01/50	1,250,000	1,017,270
3.700% due 04/01/60	1,590,000	1,312,754
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 2.700% due 05/01/25	1,030,000	976,652
Oracle Corp.
1.650% due 03/25/26	2,150,000	1,951,926
2.875% due 03/25/31	1,830,000	1,562,819
2.950% due 04/01/30	260,000	227,089
4.650% due 05/06/30	900,000	870,135
Salesforce, Inc. 3.700% due 04/11/28	680,000	656,237
Texas Instruments, Inc. 1.750% due 05/04/30	890,000	748,705

		27,735,537

Utilities - 0.3%
Berkshire Hathaway Energy Co. 6.125% due 04/01/36	586,000	611,910
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/30	390,000	354,764
3.950% due 04/01/50	470,000	384,976
Duke Energy Ohio, Inc. 3.650% due 02/01/29	1,390,000	1,292,686
Pacific Gas and Electric Co.
2.100% due 08/01/27	810,000	692,513
2.500% due 02/01/31	350,000	274,285
3.300% due 08/01/40	210,000	141,761
3.500% due 08/01/50	490,000	312,358

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Virginia Electric & Power Co. 6.350% due 11/30/37	$2,130,000	$2,264,451

		6,329,704

Total Corporate Bonds & Notes (Cost $887,424,201)		790,238,378

SENIOR LOAN NOTES - 3.0%
Communications - 0.2%
Charter Communications Operating LLC Term B1 6.795% (SOFR + 1.750%) due 04/30/25 §	922,155	922,827
Term B2 6.795% (SOFR + 1.750%) due 02/01/27 §	7,367	7,332
Virgin Media Bristol LLC
Term N
7.693% (USD LIBOR + 2.500%) due 01/31/28 §	1,811,848	1,798,824
Term Q
8.443% (USD LIBOR + 3.250%) due 01/31/29 §	620,000	618,295

		3,347,278

Consumer, Cyclical - 0.8%
Air Canada Term B (Canada) 8.839% (USD LIBOR + 3.500%) due 08/11/28 §	1,653,300	1,655,367
Alterra Mountain Co. Term B 8.693% (USD LIBOR + 3.500%) due 08/17/28 §	1,340,937	1,340,267
Caesars Entertainment Corp. Term B 8.452% (SOFR + 3.250%) due 02/06/30 §	159,600	159,790
Great Outdoors Group LLC Term B1 8.943% (USD LIBOR + 3.750%) due 03/06/28 §	1,020,125	1,013,749
GVC Holdings Gibraltar Ltd. Term B4 (United Kingdom) 7.437% (USD LIBOR + 2.500%) due 03/29/27 §	285,857	285,440
Harbor Freight Tools USA, Inc. Term B 7.967% (SOFR + 2.750%) due 10/19/27 §	2,604,776	2,573,844
PCI Gaming Authority Term B 7.717% (SOFR + 2.500%) due 05/29/26 §	1,637,523	1,639,570
Scientific Games International, Inc. Term B 8.248% (SOFR + 3.000%) due 04/14/29 §	1,863,886	1,864,052
SkyMiles IP Ltd. Term B 8.798% (SOFR + 3.750%) due 10/20/27 §	558,000	580,181
Solis IV BV Term B1 (Netherlands) 8.666% (SOFR + 3.500%) due 02/26/29 §	2,043,923	1,948,754
Station Casinos LLC Term B 7.450% (USD LIBOR + 2.250%) due 02/08/27 §	1,037,434	1,035,859
UFC Holdings LLC Term B 8.050% (USD LIBOR + 2.750%) due 04/29/26 §	1,278,642	1,278,908
United Airlines, Inc. Term B 9.292% (USD LIBOR + 3.750%) due 04/21/28 §	849,479	850,329

		16,226,110

	Principal Amount	Value
Consumer, Non-Cyclical - 0.8%
Allied Universal Holdco LLC Term B 8.952% (SOFR + 3.750%) due 05/12/28 §	$2,054,333	$1,996,041
Belron Finance US LLC Term B 7.625% (USD LIBOR + 2.250%) due 11/13/25 §	644,808	646,017
Eyecare Partners LLC 9.253% (SOFR + 3.750%) due 02/18/27 §	939,999	699,417
Gainwell Acquisition Corp. Term B 9.342% (SOFR + 4.000%) due 10/01/27 §	1,424,547	1,403,178
Garda World Security Corp. Term B (Canada) 9.427% (SOFR + 4.250%) due 10/30/26 §	631,822	629,295
Global Medical Response, Inc. Term B 9.439% (USD LIBOR + 4.250%) due 10/02/25 §	2,912,740	1,664,424
ICON Luxembourg SARL Term B (Luxembourg) 7.410% (SOFR + 2.250%) due 07/03/28 §	1,597,946	1,599,278
Medline Borrower LP Term B 8.467% (SOFR + 3.250%) due 10/23/28 §	13,014	12,882
Phoenix Guarantor, Inc.
Term B
8.352% (USD LIBOR + 3.250%) due 03/05/26 §	1,445,846	1,429,680
Term B3 8.602% (USD LIBOR + 3.500%) due 03/05/26 §	279,796	276,668
PRA Health Sciences, Inc. Term B 7.489% (SOFR + 2.250%) due 07/03/28 §	398,129	398,461
Prime Security Services Borrower LLC 7.977% (USD LIBOR + 2.750%) due 09/23/26 §	972,898	973,455
Sotera Health Holdings LLC 8.023% (USD LIBOR + 2.750%) due 12/11/26 §	1,490,000	1,476,730
Trans Union LLC Term B5 6.952% (SOFR + 1.750%) due 11/16/26 §	991,210	989,894
Triton Water Holdings, Inc. Term B 5.242% (USD LIBOR + 3.500%) due 03/31/28 §	1,903,127	1,846,509
Verscend Holding Corp. Term B 9.217% (USD LIBOR + 4.000%) due 08/27/25 §	174,460	174,542

		16,216,471

Diversified - 0.0%
First Eagle Holdings, Inc. Term B 8.038% (USD LIBOR + 2.500%) due 02/01/27 §	932,402	919,290

Financial - 0.5%
Allspring Buyer LLC Term B 8.753% (USD LIBOR + 3.000%) due 11/01/28 §	824,851	812,684
AmWINS Group, Inc.
Term B 7.442% (USD LIBOR + 2.250%) due 02/19/28 §	304,400	301,840
7.834% (SOFR + 2.750%) due 02/19/28 §	218,900	218,604

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Asurion LLC
Term B8 8.788% (USD LIBOR + 3.250%) due 12/23/26 §	$1,419,101	$1,368,250
Term B9
8.788% (USD LIBOR + 3.250%) due 07/31/27 §	131,848	125,544
Term B11
9.452% (SOFR + 4.250%) due 08/19/28 §	1,945,868	1,854,047
Castlelake Aviation Ltd. Term B 8.302% (USD LIBOR + 2.750%) due 10/22/26 §	1,064,669	1,061,046
Citadel Securities LP Term B 7.717% (SOFR + 2.500%) due 02/02/28 §	157,342	157,299
Deerfield Dakota Holding LLC Term B 8.992% (SOFR + 3.750%) due 04/09/27 §	1,307,202	1,270,028
Setanta Aircraft Leasing DAC Term B (Ireland) 7.538% (USD LIBOR + 2.000%) due 11/05/28 §	2,290,000	2,293,398
VFH Parent LLC Term B 8.189% (SOFR + 3.000%) due 01/13/29 §	1,574,100	1,570,656

		11,033,396

Industrial - 0.3%
Ali Group North America Corp. Term B 7.217% (SOFR + 2.000%) due 07/30/29 §	925,805	925,660
Brown Group Holding LLC Term B 7.584% (SOFR + 2.500%) due 06/07/28 §	2,237,298	2,207,701
Genesee & Wyoming, Inc. 7.342% (SOFR + 2.000%) due 12/30/26 §	1,804,654	1,804,572
GFL Environmental, Inc. Term B (Canada) 8.145% (SOFR + 3.000%) due 05/28/27 §	54,808	54,920
II-VI, Inc. Term B 7.967% (SOFR + 2.750%) due 07/02/29 §	1,381,787	1,382,938

		6,375,791

Technology - 0.4%
AthenaHealth Group, Inc.
Term B 8.259% (SOFR + 3.500%) due 02/15/29 § f	155,868	149,494
8.589% (SOFR + 3.500%) due 02/15/29 §	1,265,595	1,213,841
Cloudera, Inc. Term B 8.952% (SOFR + 3.750%) due 10/08/28 §	713,294	698,137
Dcert Buyer, Inc. Term B 9.264% (SOFR + 4.000%) due 10/16/26 § µ	1,996,797	1,986,190
Magenta Buyer LLC (1st Lien) 10.030% (USD LIBOR + 4.750%) due 07/27/28 §	1,842,566	1,392,672
Peraton Corp. Term B 8.952% (SOFR + 3.750%) due 02/01/28 §	3,285,122	3,234,084

		8,674,418

Total Senior Loan Notes (Cost $65,156,507)		62,792,754

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 42.5%
Collateralized Mortgage Obligations - Commercial - 5.5%
280 Park Avenue Mortgage Trust 6.062% (USD LIBOR + 0.880%) due 09/15/34 § ~	$1,340,000	$1,300,649
Bank 2019-BN17(IO) 1.160% due 04/15/52 §	35,830,268	1,614,831
BANK 2019-BNK22 2.978% due 11/15/62	1,200,000	1,040,280
BANK 2023-BNK45 5.203% due 02/15/56	2,040,000	2,032,647
BBCCRE Trust 4.715% due 08/10/33 § ~	4,965,000	3,707,224
BHMS 6.443% (USD LIBOR + 1.250%) due 07/15/35 § ~	3,500,000	3,416,602
BX Commercial Mortgage Trust
6.044% (USD LIBOR + 0.850%) due 11/15/38 § ~	2,480,000	2,420,834
11.018% (SOFR + 5.871%) due 06/15/40 § ~	4,110,000	4,115,356
BX Trust 5.045% due 02/15/28 ~	1,240,000	1,182,427
CD Mortgage Trust (IO) 1.380% due 05/10/50 §	25,299,227	899,974
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49	1,835,476	1,679,058
4.175% due 07/10/47 §	1,970,000	1,815,191
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	449,704
4.762% due 10/10/46 §	450,000	340,874
5.037% due 08/15/45 § ~	2,390,000	2,162,950
5.201% due 10/10/46 §	220,000	109,704
Commercial Mortgage Trust (IO) 1.380% due 10/15/45 §	2,123,812	65
Credit Suisse Mortgage Capital Certificates 7.843% (USD LIBOR + 2.650%) due 05/15/36 § ~	5,416,524	5,297,111
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~	6,800,000	5,880,049
4.373% due 09/15/37 ~	1,700,000	926,548
10.543% (USD LIBOR + 5.350%) due 07/15/32 § ~	3,750,000	3,418,389
CSMC 7.842% (SOFR + 2.695%) due 06/15/39 § ~	1,830,000	1,824,582
DBJPM Mortgage Trust 2.890% due 08/10/49	2,010,000	1,830,272
Fannie Mae
2.232% due 02/25/27	2,007,086	1,865,166
2.560% due 09/25/29	964,606	867,529
2.720% due 10/25/31 §	366,762	322,318
3.209% due 04/25/28 §	82,491	77,256
3.894% due 08/25/32 §	600,000	569,558
Fannie Mae (IO) 0.672% due 06/25/29 §	9,361,398	245,933
Fannie Mae - Aces
2.500% due 10/25/37	428,335	371,072
3.061% due 05/25/27 §	498,711	468,805
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.487% due 06/25/32 §	18,320,039	522,324
Freddie Mac (IO)
0.578% due 02/25/36 §	4,985,182	198,392
0.654% due 12/25/27 §	5,977,420	123,904
0.868% due 03/25/28 §	6,089,292	151,391
1.666% due 08/27/28 §	4,000,000	276,136

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates
0.352% due 06/25/54 §	$16,530,416	$319,528
0.403% due 03/25/32 §	6,896,616	151,951
0.450% due 04/25/55 §	13,203,038	339,713
0.612% due 03/25/31 §	16,872,003	525,873
1.477% due 01/25/30 §	3,481,239	245,409
1.558% due 04/25/30	900,000	745,416
2.350% due 03/25/32	500,000	425,554
3.000% due 09/25/29	100,000	92,128
3.530% due 08/25/32	200,000	186,287
4.200% due 05/25/33	500,000	490,099
4.412% due 03/25/30	500,000	496,176
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.748% due 10/25/26 §	16,620,134	273,622
1.015% due 06/25/29 §	7,220,610	307,492
1.283% due 06/25/29 §	6,050,000	357,210
1.349% due 06/25/27 §	1,518,165	41,113
1.411% due 07/25/26 §	4,962,541	154,400
Government National Mortgage Association
0.611% due 06/16/64	6,000,000	380,625
1.450% due 01/16/63	2,408,203	1,850,964
1.850% due 02/16/61	1,700,000	890,183
2.000% due 06/16/64	6,000,000	4,744,391
2.200% due 10/16/63	2,000,000	1,533,357
2.841% due 11/16/47 §	906,679	814,736
3.000% due 10/16/64 §	2,900,000	2,175,684
Government National Mortgage Association (IO)
0.062% due 10/16/48 §	4,546,140	6,158
0.325% due 01/16/53 §	24,643,942	164,346
0.449% due 08/16/58 §	1,233,411	30,501
0.504% due 12/16/59 §	1,848,071	56,531
0.506% due 04/16/57 §	1,606,801	46,288
0.526% due 02/16/59 §	1,864,218	58,066
0.567% due 01/16/63 §	4,895,178	249,845
0.570% due 11/16/47 §	7,937,436	116,161
0.571% due 02/16/62 §	3,424,367	174,336
0.593% due 07/16/58 §	1,024,621	27,863
0.640% due 02/16/61 §	2,142,779	106,114
0.666% due 11/16/55 §	6,620,917	158,590
0.805% due 01/16/61 §	12,335,382	733,560
0.826% due 05/16/63 §	4,638,212	278,062
0.840% due 05/16/60 §	1,773,604	99,547
0.870% due 10/16/62 §	2,723,313	168,845
0.913% due 11/16/60 §	5,663,577	349,523
1.422% due 10/16/60 §	30,516,413	2,437,743
GS Mortgage Securities Corp. Trust
6.344% (USD LIBOR + 1.150%) due 05/15/26 § ~	2,360,000	2,123,534
6.993% (USD LIBOR + 1.800%) due 09/15/31 § ~	3,845,893	3,172,402
GS Mortgage Securities Trust
3.164% due 05/10/50	3,038,756	2,790,450
3.777% due 05/10/50 §	3,880,000	3,639,038
4.160% due 05/10/50 §	550,000	494,746
5.161% due 11/10/46 §	1,070,000	1,047,018
JP Morgan Chase Commercial Mortgage Securities Trust
2.822% due 08/15/49	3,400,000	3,093,716
4.776% due 08/15/48 §	2,470,000	2,034,517
5.048% due 01/15/47 §	510,000	460,757
6.735% due 02/15/51 §	17,632	15,580
MHC Commercial Mortgage Trust 6.062% (SOFR + 0.915%) due 04/15/38 § ~	1,240,000	1,218,444
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	426,934	109,143
5.450% due 08/12/48 § ~	53,906	13,781
6.193% due 09/12/49 §	40,635	39,509

	Principal Amount	Value
Ready Capital Mortgage Financing LLC
6.350% (USD LIBOR + 1.200%) due 11/25/36 § ~	$4,299,761	$4,207,926
7.556% (SOFR + 2.467%) due 06/25/37 § ~	897,180	896,104
Shops at Crystals Trust 3.126% due 07/05/36 ~	7,500,000	6,742,414
SHOW Trust 8.116% (SOFR + 2.984%) due 01/15/27 § ~	1,250,000	1,252,861
SLG Office Trust 2.585% due 07/15/41 ~	1,280,000	1,029,075
Waterfall Commercial Mortgage Trust 4.104% due 01/14/26 § ~	413,964	392,326
WFRBS Commercial Mortgage Trust
4.204% due 11/15/47 §	3,830,000	3,439,861
4.723% due 03/15/47 §	340,000	326,938
WFRBS Commercial Mortgage Trust (IO) 1.115% due 03/15/47 §	5,784,669	20,250

		114,889,485

Collateralized Mortgage Obligations - Residential - 6.8%
Adjustable Rate Mortgage Trust
3.893% due 10/25/35 §	1,146,665	975,577
5.650% (USD LIBOR + 0.500%) due 03/25/36 §	333,863	97,052
Alternative Loan Trust
5.609% (16.940% - USD LIBOR) due 06/25/35 §	2,087,935	1,648,975
6.000% due 03/25/27	9,962	9,712
6.500% due 09/25/36	1,013,151	602,445
7.998% (28.600% - USD LIBOR) due 07/25/36 §	713,421	634,044
Angel Oak Mortgage Trust 4.750% due 09/26/67 § ~	4,830,339	4,621,635
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.330% (USD LIBOR + 0.180%) due 08/25/47 § ~	124,411	104,413
CHL Mortgage Pass-Through Trust
5.500% due 07/25/35	472,117	254,062
5.750% due 02/25/37	3,092,599	1,566,186
Citigroup Mortgage Loan Trust, Inc.
4.193% due 04/25/37 §	205,190	183,033
6.500% due 10/25/36 § ~	1,267,392	722,893
Connecticut Avenue Securities Trust
7.200% (USD LIBOR + 2.050%) due 01/25/40 § ~	1,111,798	1,116,600
7.250% (USD LIBOR + 2.100%) due 10/25/39 § ~	366,610	367,222
9.250% (USD LIBOR + 4.100%) due 09/25/31 § ~	1,010,000	1,058,782
Credit Suisse Mortgage Trust
2.000% due 01/25/60 ~	1,425,321	1,204,029
3.500% due 02/25/48 § ~	6,913,843	6,135,386
4.079% due 01/27/36 § ~	7,441,520	6,726,198
CSMC 7.317% (SOFR + 2.500%) due 10/25/66 § ~	4,885,397	4,770,414
CSMC Trust
1.101% due 05/25/66 § ~	1,630,736	1,317,100
2.961% due 07/25/57 § ~	9,880,000	8,790,473
Fannie Mae
2.000% due 04/25/41 - 04/25/50	4,669,812	3,993,190
3.000% due 11/25/42	1,087,314	981,739
4.000% due 07/25/40	1,842,248	1,782,319
5.500% (USD LIBOR + 0.350%) due 05/25/34 §	166,512	165,405
6.000% due 05/25/42	445,808	463,148
6.500% due 06/25/39	18,753	18,956
7.000% due 05/25/42	177,688	188,845

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Fannie Mae (IO)
0.092% due 10/25/35 §	$147,559	$7,745
0.255% due 08/25/44 §	1,162,414	51,153
0.255% due 03/25/36 §	87,905	4,091
0.309% due 08/25/55 §	410,884	15,346
0.932% due 07/25/36 §	154,327	12,586
1.000% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	4,074,041	324,695
1.330% (6.480% - USD LIBOR) due 04/25/40 §	234,407	24,154
1.450% (6.600% - USD LIBOR) due 07/25/42 §	154,688	16,345
1.500% (6.650% - USD LIBOR) due 03/25/42 §	578,197	32,494
2.500% due 08/25/50 - 02/25/51	4,029,361	618,646
3.000% due 11/25/26 - 09/25/32	1,595,318	71,133
3.500% due 07/25/28 - 11/25/41	933,875	109,922
4.000% due 11/25/41	1,016,883	183,320
4.500% due 11/25/39	136,032	24,903
5.000% due 01/25/38 - 01/25/39	377,503	69,352
5.000% due 01/25/39 §	95,671	18,796
5.371% due 12/25/36 §	386,701	29,347
5.500% due 01/25/39 §	88,929	19,013
5.708% due 12/25/36 §	285,595	16,375
6.000% due 01/25/38 - 07/25/38	385,304	82,561
Fannie Mae (PO) due 03/25/42	75,829	67,173
Fannie Mae Connecticut Avenue Securities
10.150% (USD LIBOR + 5.000%) due 11/25/24 §	78,717	79,264
10.400% (USD LIBOR + 5.250%) due 10/25/23 §	585,590	592,252
Fannie Mae REMICS
2.000% due 08/25/50 - 4/25/51	3,474,466	2,732,434
2.500% due 02/25/44	3,795,378	3,168,508
Freddie Mac
3.000% due 08/15/48	352,876	306,287
4.000% due 04/25/52	1,200,000	1,102,591
5.000% due 02/15/30	551,727	547,040
6.000% due 05/15/36	811,197	834,776
6.193% (USD LIBOR + 1.000%) due 02/15/32 §	27,250	26,224
6.867% (SOFR + 1.800%) due 01/25/51 § ~	2,215,017	2,211,713
7.450% (USD LIBOR + 2.300%) due 01/25/50 § ~	2,570,000	2,572,865
Freddie Mac (IO)
0.212% due 04/15/41 §	502,854	21,858
0.250% due 01/15/38 §	45,977	394
0.757% (5.950% - USD LIBOR) due 10/15/41 §	421,308	34,331
0.807% (6.000% - USD LIBOR) due 05/15/44 §	2,260,872	194,117
0.837% (6.030% - USD LIBOR) due 09/15/37 §	616,799	46,473
0.857% (6.050% - USD LIBOR) due 08/15/39 §	589,715	43,508
1.037% (6.230% - USD LIBOR) due 01/15/40 §	106,084	9,064
1.057% (6.250% - USD LIBOR) due 09/15/42 §	361,890	26,477
1.097% (6.290% - USD LIBOR) due 11/15/36 §	206,716	17,093
2.000% due 10/25/50	2,109,968	279,784
2.500% due 05/25/49 - 01/25/51	11,468,979	1,693,031
3.000% due 12/15/31	290,659	14,297
3.500% due 06/15/27 - 04/15/43	866,313	60,363
4.000% due 04/15/43	53,598	2,005
Freddie Mac REMICS
2.000% due 03/25/51	5,189,258	589,821
3.000% due 09/15/44	2,339,551	2,014,446

	Principal Amount	Value
Freddie Mac STACR Trust 7.000% (USD LIBOR + 1.850%) due 02/25/50 § ~	$1,703,201	$1,709,406
Freddie Mac Structured Agency Credit Risk Debt Notes 14.500% (USD LIBOR + 9.350%) due 04/25/28 §	2,831,969	3,045,350
Government National Mortgage Association
1.250% due 07/20/50	1,257,420	994,589
2.500% due 05/20/51 - 01/20/52	4,688,820	2,468,460
2.750% due 03/20/48	492,753	434,130
3.000% due 07/20/49	2,292,696	2,039,594
4.389% (USD LIBOR + 0.450%) due 07/20/70 §	494,541	478,102
4.548% (USD LIBOR + 0.500%) due 07/20/70 §	529,366	514,572
5.394% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	1,577,933	1,561,077
5.494% (USD LIBOR + 0.400%) due 08/20/70 §	140,194	138,893
5.594% (USD LIBOR + 0.500%) due 03/20/61 §	580,698	577,828
6.160% (USD LIBOR + 1.000%) due 05/20/60 §	152,694	152,894
Government National Mortgage Association (IO)
0.475% due 11/20/42 §	122,182	3,410
0.942% (6.100% - USD LIBOR) due 08/16/42 §	404,161	37,326
0.992% (6.150% - USD LIBOR) due 06/16/43 §	359,995	11,542
1.042% (6.200% - USD LIBOR) due 10/16/42 §	553,402	54,241
1.334% (6.480% - USD LIBOR) due 04/20/40 §	57,719	5,774
1.404% (6.550% - USD LIBOR) due 06/20/40 §	1,122,125	112,722
1.442% (6.600% - USD LIBOR) due 04/16/42 §	1,109,463	134,362
1.504% (6.650% - USD LIBOR) due 01/20/40 §	12,949	85
2.000% due 12/20/50	7,435,884	791,113
2.500% due 08/20/50 - 02/20/51	22,249,645	3,083,317
3.500% due 04/20/27 - 04/20/50	3,186,759	511,306
4.000% due 04/16/45	601,724	105,326
5.000% due 10/20/44	2,900,839	564,475
GS Mortgage-Backed Securities Trust 4.000% due 05/25/62 § ~	1,783,449	1,607,410
Impac CMB Trust 5.670% (USD LIBOR + 0.520%) due 11/25/35 §	942,269	813,025
IndyMac INDX Mortgage Loan Trust 5.670% (USD LIBOR + 0.520%) due 06/25/35 §	828,298	664,109
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	737,769	650,150
3.500% due 10/25/48 § ~	1,570,639	1,389,546
4.357% due 08/25/35 §	254,427	237,877
Legacy Mortgage Asset Trust
1.750% due 04/25/61 § ~	1,890,320	1,757,180
2.250% due 07/25/67 § ~	3,589,234	3,334,304
Lehman Mortgage Trust
5.500% (USD LIBOR + 0.750%) due 12/25/35 §	2,746,015	1,328,158
6.000% due 05/25/37	16,393	15,868
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	877,554	674,907
Merrill Lynch Mortgage Investors Trust 4.391% due 06/25/35 §	443,675	418,305
Morgan Stanley Mortgage Loan Trust
4.248% due 07/25/34 §	118,097	108,126
4.616% due 07/25/35 §	457,697	382,571

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Morgan Stanley Resecuritization Trust 4.079% (US FED + 0.710%) due 12/27/46 § ~	$5,337,354	$4,712,749
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,016,699	910,806
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	1,753,961	1,610,374
Nomura Resecuritization Trust 3.690% (US FED + 1.000%) due 08/26/46 § ~	3,306,493	3,061,792
PMT Credit Risk Transfer Trust 8.928% (USD LIBOR + 3.750%) due 05/29/25 § ~	4,107,500	4,046,082
PRKCM Trust 2.071% due 11/25/56 § ~	1,971,846	1,623,413
RAAC Trust 6.000% due 09/25/34	8,416	7,800
Radnor RE Ltd. (Bermuda) 7.767% (SOFR + 2.700%) due 12/27/33 § ~	8,010,000	8,140,054
Residential Asset Securitization Trust
5.650% (USD LIBOR + 0.500%) due 07/25/36 §	314,030	216,327
6.000% due 08/25/36	690,596	464,617
Structured Adjustable Rate Mortgage Loan Trust
4.172% due 05/25/36 §	1,113,634	720,801
4.300% due 08/25/36 §	2,587,252	1,834,187
Verus Securitization Trust
4.910% due 06/25/67 § ~	1,638,297	1,585,227
6.743% due 03/25/68 ~	4,019,145	3,993,020
WaMu Mortgage Pass-Through Certificates Trust
3.230% due 10/25/36 §	395,319	357,894
4.081% due 07/25/37 §	1,408,152	1,314,163
4.154% due 09/25/33 §	55,796	51,929
Washington Mutual Mortgage Pass-Through Certificates Trust
4.676% (US FED + 0.700%) due 01/25/47 §	3,063,405	2,490,821
6.000% due 07/25/36	362,742	253,611

		141,827,096

Fannie Mae - 14.5%
due 07/13/53 #	16,800,000	13,704,469
due 07/13/53 #	21,000,000	17,810,625
due 07/13/53 #	13,200,000	12,611,508
1.500% due 01/01/42 - 03/01/51	4,442,721	3,462,747
2.000% due 06/01/41 - 03/01/52	56,599,076	46,886,484
2.149% due 02/01/32 §	716,564	597,664
2.500% due 03/01/38 - 09/01/61	58,391,856	49,882,507
2.810% due 04/01/25	130,000	124,184
2.930% due 06/01/30	244,960	225,797
3.000% due 07/01/35 - 03/01/52	59,262,497	53,100,709
3.200% due 02/01/29	89,104	83,405
3.250% due 05/01/29	174,101	162,984
3.345% due 06/01/32	300,000	274,580
3.450% due 03/01/29	151,895	143,797
3.500% due 12/01/34 - 06/01/52	40,572,815	37,654,132
3.800% due 06/01/30	2,200,000	2,098,749
3.850% due 08/01/32	400,000	373,054
3.900% due 08/01/32	500,000	468,179
4.000% due 10/01/42 - 06/01/57	26,175,546	24,883,496
4.060% due 07/01/32	600,000	568,966
4.310% due 02/01/30	800,000	787,174
4.320% due 06/01/33	300,000	296,891
4.420% due 04/01/33	199,698	197,813
4.480% due 05/01/33	100,000	100,232
4.490% due 06/01/28	1,600,000	1,585,921
4.500% due 04/01/31 - 08/01/58	18,845,176	18,371,902
4.510% due 08/01/33 ±	500,000	498,800

	Principal Amount	Value
4.680% due 07/01/33 ±	$100,000	$100,473
4.720% due 07/01/33 ±	300,000	303,576
5.000% due 01/01/39 - 04/01/53	6,933,586	6,908,959
5.500% due 04/01/37 - 05/01/53	3,272,075	3,283,352
6.000% due 07/01/41 - 07/13/53	2,699,795	2,757,798
6.500% due 05/01/40 - 02/01/53	2,990,722	3,094,153
7.000% due 02/01/39	382,365	402,945

		303,808,025

Freddie Mac - 8.4%
1.500% due 11/01/40 - 02/01/51	13,567,597	10,988,775
2.000% due 09/01/41 - 02/01/52	41,309,813	34,522,166
2.107% (UST + 1.285%) due 03/01/47 §	610,063	573,500
2.500% due 04/01/41 - 04/01/52	58,511,750	50,257,180
2.872% (USD LIBOR + 1.619%) due 11/01/47 §	1,688,649	1,598,320
3.000% due 05/01/42 - 04/01/52	12,492,038	11,165,682
3.005% (USD LIBOR + 1.628%) due 11/01/48 §	4,771,312	4,471,900
3.098% (USD LIBOR + 1.621%) due 02/01/50 §	1,749,526	1,658,591
3.500% due 01/01/38 - 06/01/52	9,876,033	9,085,411
4.000% due 10/01/42 - 02/01/53	20,618,214	19,687,950
4.500% due 07/01/23 - 12/01/52	11,782,329	11,526,663
5.000% due 12/01/35 - 04/01/53	5,930,464	5,882,325
5.500% due 08/01/37 - 05/01/53	7,680,902	7,680,992
6.000% due 10/01/36 - 12/01/52	1,872,465	1,936,067
6.500% due 09/01/39 - 05/01/53	4,075,910	4,190,544
7.000% due 03/01/39	109,512	117,036

		175,343,102

Government National Mortgage Association - 7.3%
due 07/20/53 #	8,400,000	7,647,133
due 07/20/53 #	11,700,000	11,497,992
2.000% due 02/20/51 - 01/20/52	12,965,815	10,937,283
2.500% due 08/20/50 - 02/20/53	40,072,994	34,638,898
3.000% due 09/15/42 - 04/20/52	30,384,648	27,232,221
3.500% due 06/20/44 - 12/20/52	19,669,077	18,292,807
4.000% due 02/20/33 - 04/20/53	15,118,919	14,476,209
4.500% due 01/20/40 - 09/20/52	15,783,137	15,440,051
5.000% due 01/15/40 - 12/20/52	8,069,271	8,036,990
5.452% (USD LIBOR + 0.619%) due 08/20/60 §	246,047	244,960
5.500% due 06/15/36 - 02/20/53	2,632,922	2,644,188
6.000% due 06/20/35 - 03/20/42	1,915,021	2,004,634
6.500% due 10/20/37	267,658	282,151

		153,375,517

Total Mortgage-Backed Securities (Cost $952,685,387)		889,243,225

ASSET-BACKED SECURITIES - 3.0%
ACRES Commercial Realty Ltd. 6.416% (SOFR + 1.314%) due 06/15/36 § ~	2,375,306	2,299,840
Arbor Realty Commercial Real Estate Notes Ltd. 6.543% (USD LIBOR + 1.350%) due 11/15/36 § ~	3,107,000	3,056,946
Avis Budget Rental Car Funding AESOP LLC 5.780% due 04/20/28 ~	4,140,000	4,109,341
Citigroup Mortgage Loan Trust, Inc. 5.220% (USD LIBOR + 0.070%) due 05/25/37 §	143,503	94,215
College Ave Student Loans LLC
3.280% due 12/28/48 ~	1,295,951	1,184,410
6.550% (USD LIBOR + 1.400%) due 12/28/48 § ~	1,549,403	1,537,552

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Credit Suisse European Mortgage Capital Ltd. (Ireland) 8.199% (USD LIBOR + 2.900%) due 08/09/24 § ~	$3,989,700	$3,854,501
Credit-Based Asset Servicing & Securitization LLC 5.930% (USD LIBOR + 0.780%) due 07/25/33 §	539,809	517,348
DB Master Finance LLC 2.791% due 11/20/51 ~	2,314,750	1,839,792
ECMC Group Student Loan Trust 6.500% (USD LIBOR + 1.350%) due 07/26/66 § ~	3,618,241	3,573,683
Fannie Mae Grantor Trust 2.898% due 06/25/27	536,218	496,532
FNA VI LLC 1.350% due 01/10/32 ~	1,834,343	1,659,200
Foundation Finance Trust 1.270% due 05/15/41 ~	1,745,286	1,534,659
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	465,020	431,957
GoodLeap Sustainable Home Solutions Trust 1.930% due 07/20/48 ~	1,874,078	1,429,072
Hildene Community Funding CDO Ltd. (Cayman) 2.600% due 11/01/35 ~	4,769,516	3,883,401
Magnolia Finance X DAC (Ireland) 3.980% due 08/13/24	4,168,643	4,023,241
MF1 Ltd. (Cayman) 6.417% (SOFR + 1.350%) due 02/19/37 § ~	3,655,000	3,569,469
National Collegiate Student Loan Trust 5.510% (USD LIBOR + 0.360%) due 01/26/32 §	1,200,000	893,588
Navient Private Education Refi Loan Trust 1.690% due 05/15/69 ~	3,096,927	2,782,555
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,230,425	3,759,875
Origen Manufactured Housing Contract Trust
6.769% due 10/15/37 §	2,317,992	2,104,519
7.644% due 04/15/37 §	1,559,177	1,436,601
SBA Small Business Investment Cos. 3.548% due 09/10/28	450,919	420,907
SMB Private Education Loan Trust 1.390% due 01/15/53 ~	1,310,986	1,134,817
SoFi Professional Loan Program Trust 3.340% due 08/25/47 ~	841,560	812,958
Stonepeak ABS 2.301% due 02/28/33 ~	6,427,638	5,821,422
Structured Asset Investment Loan Trust 6.150% (USD LIBOR + 1.000%) due 10/25/33 §	205,740	207,524
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	1,950,892	1,609,584
Thrust Engine Leasing DAC 4.163% due 07/15/40 ~	2,172,220	1,833,419
United States Small Business Administration
2.690% due 07/01/44	1,178,079	1,028,719
2.980% due 04/01/39	622,030	566,856

Total Asset-Backed Securities (Cost $68,321,388)		63,508,503

U.S. TREASURY OBLIGATIONS - 5.3%
U.S. Treasury Bonds - 4.2%
1.875% due 11/15/51	8,375,000	5,532,080
2.000% due 08/15/51	10,880,000	7,420,500

	Principal Amount	Value

2.375% due 05/15/51 ‡	$16,210,000	$12,059,987
3.000% due 02/15/49	1,000,000	846,348
3.250% due 05/15/42	150,000	133,928
3.375% due 11/15/48	10,000	9,042
3.625% due 08/15/43	1,020,000	957,923
3.625% due 02/15/44 ‡	2,697,000	2,528,332
3.625% due 02/15/53	420,000	403,200
3.625% due 05/15/53 ‡	36,770,000	35,345,162
4.000% due 11/15/52 ‡	20,540,000	21,104,850

		86,341,352

U.S. Treasury Inflation Protected Securities - 1.1%
1.125% due 01/15/33 ^	24,213,985	23,214,492

U.S. Treasury Notes - 0.0%
3.375% due 05/15/33	475,000	458,152

Total U.S. Treasury Obligations (Cost $124,408,212)		110,013,996

FOREIGN GOVERNMENT BONDS & NOTES - 7.3%
Argentine Bonos del Tesoro (Argentina) 16.000% due 10/17/23 Ω	ARS 20,030,000	33,073
Argentine Republic Government (Argentina)
0.500% due 07/09/30 §	$1,384,820	463,314
1.000% due 07/09/29	412,501	134,559
3.500% due 07/09/41 §	4,140,000	1,336,933
Brazilian Government (Brazil)
4.625% due 01/13/28	580,000	563,755
4.750% due 01/14/50	3,780,000	2,792,297
5.000% due 01/27/45	4,390,000	3,432,676
5.625% due 01/07/41	560,000	496,813
5.625% due 02/21/47	3,600,000	3,039,911
Colombia Government (Colombia)
3.250% due 04/22/32	1,810,000	1,343,581
4.125% due 02/22/42	1,850,000	1,184,349
5.625% due 02/26/44	2,180,000	1,628,750
Indonesia Government (Indonesia)
4.350% due 01/11/48	770,000	682,595
4.750% due 07/18/47 ~	400,000	378,097
Indonesia Treasury (Indonesia)
6.375% due 04/15/32	IDR 37,919,000,000	2,541,850
6.500% due 02/15/31	254,574,000,000	17,133,658
7.000% due 05/15/27	123,765,000,000	8,553,983
Israel Government International (Israel) 2.750% due 07/03/30	$1,290,000	1,141,134
Kenya Government (Kenya)
6.300% due 01/23/34 ~	3,210,000	2,432,619
7.250% due 02/28/28 ~	510,000	443,704
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 346,790,000	18,927,882
7.750% due 11/13/42	660,067,500	34,615,078
8.000% due 11/07/47	346,070,000	18,487,259
8.500% due 05/31/29	55,030,000	3,186,223
10.000% due 12/05/24	28,960,000	1,680,569
Mexico Government (Mexico)
4.600% due 02/10/48	$3,370,000	2,777,659
5.750% due 10/12/10	1,450,000	1,297,632
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	650,000	568,016
7.143% due 02/23/30 ~	750,000	630,594
Panama Government (Panama)
2.252% due 09/29/32	2,630,000	2,016,334
4.500% due 04/01/56	1,230,000	926,772
Paraguay Government (Paraguay) 3.849% due 06/28/33 ~	790,000	687,630
Peruvian Government (Peru)
2.783% due 01/23/31	1,600,000	1,371,776
5.625% due 11/18/50	950,000	983,164
Provincia de Buenos Aires (Argentina) 5.250% due 09/01/37 § ~	4,742,772	1,820,039

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Russian Federal (Russia)
6.900% due 05/23/29 * Y	RUB 107,830,000	$72,288
7.050% due 01/19/28 * Y	656,291,000	3,838,752
7.250% due 05/10/34 * Y	41,210,000	165,761
7.650% due 04/10/30 * Y	754,940,000	3,036,630
7.700% due 03/16/39 * Y	690,870,000	2,778,918
8.150% due 02/03/27 * Y	458,179,000	2,679,963
State of Israel (Israel) 3.375% due 01/15/50	$990,000	745,865

Total Foreign Government Bonds & Notes (Cost $191,762,609)		153,052,455

SHORT-TERM INVESTMENTS - 2.6%

Repurchase Agreements - 2.6%

Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $55,184,925; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $56,266,670)	55,163,319	55,163,319

Total Short-Term Investments (Cost $55,163,319)		55,163,319

TOTAL INVESTMENTS - 101.5% (Cost $2,344,921,623)		2,124,012,630

DERIVATIVES - 0.4%		8,330,082

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(39,938,540)

NET ASSETS - 100.0%		$2,092,404,172

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	42.5%
Corporate Bonds & Notes	37.8%
Foreign Government Bonds & Notes	7.3%
U.S. Treasury Obligations	5.3%
Asset-Backed Securities	3.0%
Senior Loan Notes	3.0%
Others (each less than 3.0%)	2.6%

	101.5%
Derivatives	0.4%
Other Assets & Liabilities, Net	(1.9%	)

	100.0%

(b)

As of June 30, 2023, investments with a total aggregate value of $47,244,018 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.

(c)	An investment with a value of $33,073 or less than 0.1% of the Fund’s net assets was determined by a valuation committee established under the Valuation Policy.

(d)	Investments with a total aggregate value of $12,572,312 or 0.6% of the Fund’s net assets were in default as of June 30, 2023.

(e)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-Month USD SOFR	03/25	1,260	$302,987,649	$302,321,250	($666,399)
3-Month USD SOFR	03/26	238	57,349,402	57,438,325	88,923
AUD FX	09/23	103	6,956,001	6,878,340	(77,661)
Australia Treasury 10-Year Notes	09/23	260	20,370,276	20,120,933	(249,343)
EUR FX	09/23	269	36,360,807	36,829,463	468,656
Euro-Bobl	09/23	81	10,323,953	10,227,286	(96,667)
Euro-Bund	09/23	125	18,242,160	18,242,142	(18)
Euro-OAT	09/23	114	16,002,755	15,972,554	(30,201)
GBP FX	09/23	63	4,927,278	5,000,231	72,953
JPY FX	09/23	503	45,735,542	44,091,094	(1,644,448)
Long Gilt	09/23	177	21,760,846	21,422,475	(338,371)
MXN FX	09/23	919	25,896,572	26,412,060	515,488
U.S. Treasury 5-Year Notes	09/23	6,012	654,105,245	643,847,625	(10,257,620)
U.S. Treasury 10-Year Notes	09/23	386	46,270,902	45,716,875	(554,027)
U.S. Treasury 30-Year Bonds	09/23	1,804	228,981,068	228,938,875	(42,193)
U.S. Treasury Ultra Long Bonds	09/23	1,215	164,280,233	165,505,781	1,225,548

					(11,585,380)

Short Futures Outstanding
3-Month USD SOFR	09/23	20	4,744,208	4,739,000	5,208
3-Month USD SOFR	12/23	280	66,729,578	66,220,000	509,578
3-Month USD SOFR	03/24	1,521	364,085,160	359,868,600	4,216,560
CAD FX	09/23	38	2,849,271	2,873,940	(24,669)
Euro-Bund	07/23	189	25,349,848	25,373,000	(23,152)
Euro-Bund	08/23	23	3,127,872	3,128,000	(128)
Euro-Buxl	09/23	71	10,716,193	10,815,541	(99,348)
Japan 10-Year Bonds	09/23	57	58,418,871	58,680,828	(261,957)
U.S. Treasury 2-Year Notes	09/23	611	125,874,522	124,243,031	1,631,490
U.S. Treasury 10-Year Notes	09/23	5,274	601,239,156	592,088,906	9,150,250

					15,103,832

Total Futures Contracts					$3,518,452

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of June 30, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	34,900,000	USD	23,665,341	07/23	JPM	$-	($408,245)
AUD	23,203,161	USD	15,600,993	07/23	MSC	-	(138,582)
CAD	54,637,472	USD	40,628,601	07/23	BNP	622,808	-
GBP	3,259,000	USD	4,151,999	07/23	MSC	-	(12,715)
INR	347,679,333	USD	4,204,612	07/23	MSC	28,998	-
JPY	1,727,711,936	USD	13,023,646	07/23	GSC	-	(1,026,889)
JPY	1,537,500,000	USD	11,032,300	07/23	JPM	-	(356,322)
MXN	410,251,000	USD	23,628,521	07/23	MSC	279,180	-
MXN	47,229,000	USD	2,730,000	09/23	GSC	-	(3,011)
NOK	125,617,894	EUR	11,006,851	07/23	MSC	-	(309,686)
USD	18,898,252	CNH	129,282,942	07/23	MSC	1,096,918	-
USD	31,728,285	EUR	28,925,070	07/23	BOA	145,435	-
USD	13,846,006	GBP	11,103,008	07/23	MSC	-	(256,018)
USD	24,222,108	IDR	362,847,182,811	07/23	JPM	103,045	-
USD	442,443	JPY	63,000,000	07/23	GSC	4,988	-
USD	46,726,145	MXN	859,599,696	07/23	MSC	-	(3,367,706)
ZAR	57,802,295	USD	3,204,882	07/23	GSC	-	(137,649)

Total Forward Foreign Currency Contracts						$2,281,372	($6,016,823)

(g)	Purchased options outstanding as of June 30, 2023 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - AUD versus USD	$0.68	08/25/23	BOA	$20,860,000	$181,566	$140,513

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (07/23)	$1.08	07/07/23	CME	12	$1,620,000	$11,730	$23,250
Call - EUR FX (07/23)	1.09	07/07/23	CME	26	3,526,250	21,353	35,750
Call - AUD FX (07/23)	65.50	07/07/23	CME	12	786,000	7,950	15,840
Call - AUD FX (07/23)	66.00	07/07/23	CME	12	792,000	7,830	10,680
Call - AUD FX (07/23)	67.50	07/07/23	CME	24	1,620,000	8,460	2,640
Call - JPY FX (07/23)	73.00	07/07/23	CME	24	2,190,000	20,460	150
Call - U.S. Treasury 5-Year Notes (08/23)	107.00	07/21/23	CME	136	14,552,000	69,157	78,626
Call - U.S. Treasury 5-Year Notes (08/23)	107.25	07/21/23	CME	51	5,469,750	23,596	23,109
Call - U.S. Treasury 5-Year Notes (08/23)	107.75	07/21/23	CME	50	5,387,500	26,063	13,672
Call - U.S. Treasury 5-Year Notes (08/23)	108.00	07/21/23	CME	276	29,808,000	151,610	56,063
Call - U.S. Treasury 5-Year Notes (08/23)	108.25	07/21/23	CME	25	2,706,250	14,301	3,711
Call - U.S. Treasury 10-Year Notes (08/23)	112.00	07/21/23	CME	102	11,424,000	70,302	86,062
Call - U.S. Treasury 10-Year Notes (08/23)	113.25	07/21/23	CME	41	4,643,250	28,321	13,453
Call - U.S. Treasury 10-Year Notes (08/23)	113.50	07/21/23	CME	119	13,506,500	84,409	31,609
Call - U.S. Treasury 30-Year Bonds (08/23)	126.00	07/21/23	CME	34	4,284,000	42,293	59,500
Call - U.S. Treasury 30-Year Bonds (08/23)	126.50	07/21/23	CME	8	1,012,000	9,389	11,625
Call - U.S. Treasury 30-Year Bonds (08/23)	128.00	07/21/23	CME	46	5,888,000	62,720	35,219
Call - U.S. Treasury 30-Year Bonds (08/23)	128.50	07/21/23	CME	34	4,369,000	41,762	20,719

						701,706	521,678

Put - U.S. Treasury 6-7-Year Notes (07/23)	113.00	07/05/23	CME	25	2,825,000	9,809	19,531
Put - U.S. Treasury 5-Year Notes (08/23)	108.25	07/21/23	CME	73	7,902,250	53,259	95,242
Put - SOFR Midcurve 1-Year (10/23)	97.00	10/13/23	CME	793	192,302,500	854,340	2,190,663
Put - SOFR Midcurve 1-Year (12/23)	95.88	12/15/23	CME	416	99,710,000	374,399	434,200
Put - SOFR Midcurve 1-Year (12/23)	96.00	12/15/23	CME	973	233,520,000	895,443	1,167,600

						2,187,250	3,907,236

Total Options on Futures						$2,888,956	$4,428,914

Total Purchased Options						$3,070,522	$4,569,427

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(h)	Premiums received and value of written options outstanding as of June 30, 2023 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - MXN versus USD	MXN 16.87	08/25/23	JPM	$10,510,000	$57,279	($45,708)
Put - MXN versus USD	16.85	08/29/23	MSC	10,510,000	57,679	(46,475)
Put - MXN versus USD	16.86	08/31/23	GSC	10,510,000	58,646	(48,504)

					$173,604	($140,687)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 5-Year Notes (07/23)	$108.75	07/07/23	CME	17	$1,848,750	$1,830	($133)
Call - U.S. Treasury 5-Year Notes (07/23)	108.50	07/14/23	CME	76	8,246,000	18,275	(5,344)
Call - U.S. Treasury 5-Year Notes (07/23)	108.75	07/14/23	CME	84	9,135,000	15,277	(3,937)
Call - U.S. Treasury Long Bonds (07/23)	128.00	07/14/23	CME	25	3,200,000	24,035	(14,062)
Call - U.S. Treasury 5-Year Notes (08/23)	108.75	07/21/23	CME	136	14,790,000	45,319	(11,688)
Call - U.S. Treasury 5-Year Notes (08/23)	109.00	07/21/23	CME	102	11,118,000	40,863	(6,375)
Call - U.S. Treasury 5-Year Notes (08/23)	109.25	07/21/23	CME	127	13,874,750	35,499	(5,953)
Call - U.S. Treasury 5-Year Notes (08/23)	109.50	07/21/23	CME	254	27,813,000	119,022	(7,937)
Call - U.S. Treasury 10-Year Notes (08/23)	113.00	07/21/23	CME	87	9,831,000	52,584	(35,344)
Call - U.S. Treasury 10-Year Notes (08/23)	114.00	07/21/23	CME	255	29,070,000	112,965	(43,828)
Call - U.S. Treasury 10-Year Notes (08/23)	114.50	07/21/23	CME	225	25,762,500	96,923	(24,609)
Call - U.S. Treasury 10-Year Notes (08/23)	115.00	07/21/23	CME	271	31,165,000	143,562	(21,172)
Call - U.S. Treasury 10-Year Notes (08/23)	115.50	07/21/23	CME	50	5,775,000	21,398	(2,344)
Call - U.S. Treasury 30-Year Bonds (08/23)	127.00	07/21/23	CME	59	7,493,000	62,085	(70,063)
Call - U.S. Treasury 30-Year Bonds (08/23)	129.00	07/21/23	CME	102	13,158,000	75,386	(47,813)
Call - U.S. Treasury 30-Year Bonds (08/23)	130.00	07/21/23	CME	169	21,970,000	117,192	(47,531)
Call - U.S. Treasury 5-Year Notes (09/23)	108.00	08/25/23	CME	85	9,180,000	42,681	(44,492)
Call - U.S. Treasury 5-Year Notes (09/23)	109.50	08/25/23	CME	323	35,368,500	288,285	(63,086)
Call - U.S. Treasury 10-Year Notes (09/23)	113.00	08/25/23	CME	68	7,684,000	62,039	(59,500)
Call - U.S. Treasury 30-Year Bonds (09/23)	130.00	08/25/23	CME	9	1,170,000	9,547	(9,141)

						1,384,767	(524,352)

Put - U.S. Treasury 5-Year Notes (08/23)	107.25	07/21/23	CME	146	15,658,500	52,919	(88,969)
Put - U.S. Treasury 5-Year Notes (08/23)	107.50	07/21/23	CME	331	35,582,500	136,060	(250,836)
Put - U.S. Treasury 5-Year Notes (08/23)	108.00	07/21/23	CME	85	9,180,000	54,306	(94,297)
Put - U.S. Treasury 10-Year Notes (08/23)	112.50	07/21/23	CME	34	3,825,000	20,129	(28,156)
Put - U.S. Treasury 10-Year Notes (08/23)	113.00	07/21/23	CME	34	3,842,000	24,504	(38,781)
Put - U.S. Treasury 30-Year Bonds (08/23)	127.00	07/21/23	CME	8	1,016,000	8,423	(10,250)
Put - U.S. Treasury 30-Year Bonds (08/23)	128.00	07/21/23	CME	16	2,048,000	20,097	(29,750)
Put - SOFR Midcurve 1-Year (10/23)	96.25	10/13/23	CME	793	190,815,625	290,785	(1,070,550)
Put - SOFR Midcurve 1-Year (10/23)	96.50	10/13/23	CME	793	191,311,250	429,685	(1,407,575)
Put - SOFR Midcurve 1-Year (12/23)	95.25	12/15/23	CME	832	198,120,000	331,053	(374,400)
Put - SOFR Midcurve 1-Year (12/23)	95.38	12/15/23	CME	1,946	463,999,375	812,326	(1,058,138)

						2,180,287	(4,451,702)

Total Options on Futures						$3,565,054	($4,976,054)

Total Written Options						$3,738,658	($5,116,741)

(i)	Swap agreements outstanding as of June 30, 2023 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Apache Corp.	Q	1.000%	06/20/26	ICE	1.187%	$3,337,000	($16,043)	($165,771)	$149,728
Apache Corp.	Q	1.000%	12/20/26	ICE	1.410%	8,446,000	(106,381)	(247,245)	140,864

							($122,424)	($413,016)	$290,592

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY40 5Y	Q	5.000%	06/20/28	ICE	$27,410,600	($828,283)	$83,094	($911,377)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG40 5Y	Q	1.000%	06/20/28	ICE	$330,028,000	$5,055,079	$2,634,079	$2,421,000

Total Credit Default Swaps						$4,104,372	$2,304,157	$1,800,215

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.980%	1-Day U.S. SOFR	A/A	LCH	11/30/27	$110,753,000	($4,085,870)	$21,493	($4,107,363)
3.450%	1-Day U.S. SOFR	A/A	LCH	11/30/27	167,601,000	(3,167,282)	(23,693)	(3,143,589)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 331,270,000	(703,860)	231,686	(935,546)
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	(1,381,555)	303,480	(1,685,035)

						($9,338,567)	$532,966	($9,871,533)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.850%	1-Day U.S. SOFR	A/A	CME	02/15/29		$27,350,000	$1,551,987	$76,992	$1,474,995
3.270%	1-Day U.S. SOFR	A/A	CME	04/30/29		19,902,000	618,314	118,951	499,363
3.850%	1-Day U.S. SOFR	A/A	CME	06/30/29		11,482,000	15,308	(3,960)	19,268
0.641%	1-Day JPY-TONAR	S/S	CME	05/09/46	JPY	2,649,800,000	1,347,138	3,542	1,343,596
1.520%	1-Day U.S. SOFR	A/A	CME	02/15/47		$16,888,000	5,147,964	(10,812)	5,158,776
2.600%	1-Day U.S. SOFR	A/A	CME	02/15/48		11,792,000	1,494,006	1,338,839	155,167
3.050%	1-Day U.S. SOFR	A/A	CME	02/15/48		33,779,000	1,710,226	1,199,230	510,996
3.150%	1-Day U.S. SOFR	A/A	CME	05/15/48		29,222,000	847,435	(6,459,313)	7,306,748
2.500%	1-Day U.S. SOFR	A/A	CME	04/21/52		5,275,000	717,141	20,337	696,804

							$13,449,519	($3,716,194)	$17,165,713

Total Interest Rate Swaps							$4,110,952	($3,183,228)	$7,294,180

Total Swap Agreements							$8,215,324	($879,071)	$9,094,395

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Agreements (1)
Assets	$6,031,723	$19,877,305
Liabilities	(6,910,794)	(10,782,910)

	($879,071)	$9,094,395

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$790,238,378	$ -	$790,238,378	$ -
	Senior Loan Notes	62,792,754	-	61,889,905	902,849
	Mortgage-Backed Securities	889,243,225	-	889,243,225	-
	Asset-Backed Securities	63,508,503	-	63,508,503	-
	U.S. Treasury Obligations	110,013,996	-	110,013,996	-
	Foreign Government Bonds & Notes	153,052,455	-	153,052,455	-
	Short-Term Investments	55,163,319	-	55,163,319	-
	Derivatives:
	Credit Contracts		-		-
	Swaps	2,711,592	-	2,711,592	-
	Foreign Currency Contracts			-	-
	Futures	1,057,097	1,057,097	-	-
	Forward Foreign Currency Contracts	2,281,372	-	2,281,372	-
	Purchased Options	228,823	-	228,823	-

	Total Foreign Currency Contracts	3,567,292	1,057,097	2,510,195	-

	Interest Rate Contracts				-
	Futures	16,827,557	16,827,557	-	-
	Purchased Options	4,340,604	-	4,340,604	-
	Swaps	17,165,713	-	17,165,713	-

	Total Interest Rate Contracts	38,333,874	16,827,557	21,506,317	-

	Total Asset - Derivatives	44,612,758	17,884,654	26,728,104	-

	Total Assets	2,168,625,388	17,884,654	2,149,837,885	902,849

Liabilities	Due to Custodian	(20,556,181)	-	(20,556,181)	-
	Derivatives:
	Credit Contracts				-
	Swaps	(911,377)	-	(911,377)	-
	Foreign Currency Contracts			-	-
	Futures	(1,746,778)	(1,746,778)	-	-
	Forward Foreign Currency Contracts	(6,016,823)	-	(6,016,823)	-
	Written Options	(140,687)	-	(140,687)	-

	Total Foreign Currency Contracts	(7,904,288)	(1,746,778)	(6,157,510)	-

	Interest Rate Contracts				-
	Futures	(12,619,424)	(12,619,424)	-	-
	Written Options	(4,976,054)	-	(4,976,054)	-
	Swaps	(9,871,533)	-	(9,871,533)	-

	Total Interest Rate Contracts	(27,467,011)	(12,619,424)	(14,847,587)	-

	Total Liabilities - Derivatives	(36,282,676)	(14,366,202)	(21,916,474)	-

	Total Liabilities	(56,838,857)	(14,366,202)	(42,472,655)	-

	Total	$2,111,786,531	$3,518,452	$2,107,365,230	$902,849

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.1%

Invesco Senior Loan ETF	72,080	$1,516,563
SPDR Bloomberg Short Term High Yield Bond	62,000	1,531,400

		3,047,963

Total Exchange-Traded Funds (Cost $3,025,963)		3,047,963

	Principal Amount

CORPORATE BONDS & NOTES - 5.7%

Consumer, Non-Cyclical - 1.7%

Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625% due 07/15/26 ~	$2,000,000	1,900,467
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	3,000,000	2,527,125

		4,427,592

Financial - 3.8%

Acrisure LLC/Acrisure Finance, Inc. 7.000% due 11/15/25 ~	2,000,000	1,938,772
AssuredPartners, Inc. 7.000% due 08/15/25 ~	7,450,000	7,366,891
Ryan Specialty LLC 4.375% due 02/01/30 ~	1,250,000	1,108,063

		10,413,726

Technology - 0.2%

Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/29 ~	500,000	494,905

Total Corporate Bonds & Notes (Cost $15,802,896)		15,336,223

SENIOR LOAN NOTES - 91.1%

Basic Materials - 1.0%

Lonza Group AG Term B 9.267% (SOFR + 3.925%) due 07/03/28 §	1,910,812	1,615,592
PMHC II, Inc. Term B 9.304% (SOFR + 4.250%) due 04/23/29 §	1,124,948	994,776
Starfruit Finco BV Term B 8.068% (SOFR + 2.750%) due 10/01/25 §	17,373	17,393

		2,627,761

Communications - 5.0%

Arches Buyer, Inc. Term B 8.452% (SOFR + 3.250%) due 12/06/27 §	1,366,021	1,316,503
CNT Holdings I Corp. (2nd Lien) 11.709% (SOFR + 6.750%) due 11/06/28 § ±	3,620,000	3,475,200
MH Sub I LLC 8.967% (USD LIBOR + 3.750%) due 09/13/24 § µ	289,186	289,458
9.867% (SOFR + 3.750%) due 09/13/24 § µ	2,984,605	2,987,873

	Principal Amount	Value
Pug LLC Term B
8.717% (SOFR + 3.500%) due 02/12/27 §	$3,508,959	$3,141,613
9.452% (SOFR + 4.250%) due 02/12/27 § ±	804,345	729,943
SBA Senior Finance II LLC Term B 6.950% (USD LIBOR + 1.750%) due 04/11/25 §	1,406,488	1,407,744
Xplornet Communications, Inc. (Canada) (2nd Lien) 12.217% (SOFR + 7.000%) due 10/01/29 §	500,000	251,250

		13,599,584

Consumer, Cyclical - 10.0%

Aramark Services, Inc. Term B6 7.717% (SOFR + 2.500%) due 06/22/30 § ±	250,000	249,688
BCPE Empire Holdings, Inc. 9.832% (SOFR + 4.750%) due 12/11/28 §	3,259,601	3,255,526
Caesars Entertainment Corp. Term B 8.452% (SOFR + 3.250%) due 02/06/30 §	2,493,750	2,496,713
Carnival Corp.
Term B 8.217% (USD LIBOR + 3.000%) due 06/30/25 §	3,862,890	3,861,078
8.467% (SOFR + 3.250%) due 10/18/28 §	1,830,707	1,817,740
ClubCorp Holdings, Inc. Term B 8.288% (USD LIBOR + 2.750%) due 09/18/24 §	4,520,872	4,341,651
Fertitta Entertainment LLC Term B 9.102% (SOFR + 4.000%) due 01/27/29 § µ	2,204,317	2,181,240
SeaWorld Parks & Entertainment, Inc. Term B 8.250% (USD LIBOR + 3.000%) due 08/25/28 §	1,989,873	1,989,873
Solis IV BV Term B1 (Netherlands) 8.666% (SOFR + 3.500%) due 02/26/29 §	1,085,934	1,035,370
Springs Windows Fashions LLC Term B 9.217% (SOFR + 4.000%) due 10/06/28 § µ	2,571,067	2,088,992
SRS Distribution, Inc. Term B 8.693% (USD LIBOR + 3.500%) due 06/02/28 §	4,146,786	4,066,442

		27,384,313

Consumer, Non-Cyclical - 17.3%

Allied Universal Holdco LLC
Term B 8.952% (SOFR + 3.750%) due 05/12/28 §	41,857	40,670
9.881% (SOFR + 4.750%) due 05/12/28 § µ	2,125,000	2,072,937
Bausch & Lomb, Inc. Term B 8.592% (SOFR + 3.250%) due 05/10/27 §	4,059,748	3,950,642
CoreLogic, Inc. (2nd Lien) 11.750% (USD LIBOR + 6.500%) due 06/04/29 §	1,750,000	1,424,062
Gainwell Acquisition Corp. Term B 9.342% (SOFR + 4.000%) due 10/01/27 §	2,702,440	2,661,903
Heartland Dental LLC Term B 10.102% (SOFR + 5.000%) due 04/28/28 §	883,967	853,691

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Mavis Tire Express Services Corp. Term B 9.217% (SOFR + 4.000%) due 05/04/28 § µ	$2,511,143	$2,490,740
Midwest Veterinary Partners LLC 9.193% (USD LIBOR + 4.000%) due 04/27/28 § µ	4,242,773	4,136,704
Naked Juice LLC 8.300% (SOFR + 3.250%) due 01/24/29 §	997,481	931,933
Packaging Coordinators Midco, Inc. (1st Lien) 9.003% (SOFR + 3.500%) due 11/30/27 §	993,097	981,304
Pathway Vet Alliance LLC Term B 8.943% (USD LIBOR + 3.750%) due 03/31/27 §	5,041,689	4,465,676
Pearl Intermediate Parent LLC
(1st Lien) 7.943% (USD LIBOR + 2.750%) due 02/14/25 §	3,241,449	3,157,372
(2nd Lien) 11.443% (USD LIBOR + 6.250%) due 02/13/26 §	2,500,000	2,290,625
Term B 8.443% (USD LIBOR + 3.250%) due 02/14/25 §	1,349,501	1,314,498
PECF USS Intermediate Holding III Corp. Term B 9.523% (USD LIBOR + 4.250%) due 12/15/28 §	1,231,250	1,001,845
PetVet Care Centers LLC Term B3 8.693% (USD LIBOR + 3.500%) due 02/14/25 § µ	2,235,386	2,199,993
Southern Veterinary Partners LLC 9.217% (SOFR + 4.000%) due 10/05/27 §	2,742,967	2,702,966
Spin Holdco, Inc. Term B 9.230% (USD LIBOR + 4.000%) due 03/04/28 §	2,761,334	2,356,799
Sunshine Luxembourg VII SARL Term B3 (Luxembourg) 9.092% (SOFR + 3.750%) due 10/01/26 § µ	5,700,381	5,678,213
Wand NewCo 3, Inc. Term B1 7.943% (USD LIBOR + 2.750%) due 02/05/26 § µ	2,368,863	2,353,688

		47,066,261

Energy - 0.5%
Traverse Midstream Partners LLC Term B 8.937% (SOFR + 3.750%) due 02/16/28 §	1,375,000	1,367,266

Financial - 13.8%
Acrisure LLC Term B 9.443% (USD LIBOR + 4.250%) due 02/15/27 §	6,159,333	6,048,976
Alliant Holdings Intermediate LLC Term B5 8.647% (SOFR + 3.500%) due 11/05/27 § µ	2,588,419	2,577,095
Apex Group Treasury LLC Term B 9.074% (USD LIBOR + 3.750%) due 07/27/28 § ±	3,730,381	3,688,415
AssuredPartners, Inc. Term B 8.717% (SOFR + 3.500%) due 02/12/27 §	3,343,706	3,316,672
Broadstreet Partners, Inc. Term B3 9.160% (SOFR + 4.000%) due 01/27/29 §	1,000,000	996,875

	Principal Amount	Value
Cushman & Wakefield US Borrower LLC Term B 7.967% (SOFR + 2.750%) due 08/21/25 §	$1,125,000	$1,115,156
Deerfield Dakota Holding LLC (2nd Lien) 12.288% (USD LIBOR + 6.750%) due 04/07/28 §	7,460,000	7,021,725
Howden Group Holdings Ltd. Term B (United Kingdom) 9.102% (SOFR + 4.000%) due 04/18/30 § µ	2,244,375	2,242,972
HUB International Ltd. Term B 9.341% (SOFR + 4.250%) due 06/20/30 §	7,500,000	7,522,582
Hyperion Insurance Group Ltd. Term B (United Kingdom) 8.500% (USD LIBOR + 3.250%) due 11/12/27 § µ	748,082	746,212
USI, Inc. Term B 8.992% (SOFR + 3.750%) due 11/22/29 §	2,236,222	2,236,023

		37,512,703

Industrial - 23.9%

Brown Group Holding LLC Term B2 8.795% (SOFR + 3.750%) due 07/02/29 §	1,278,892	1,277,979
Chamberlain Group, Inc. Term B 8.452% (SOFR + 3.250%) due 11/03/28 §	1,496,203	1,464,719
Charter NEX US, Inc. 8.967% (SOFR + 3.750%) due 12/01/27 §	2,984,694	2,961,998
Crosby US Acquisition Corp. 10.071% (SOFR + 5.000%) due 06/27/26 § ±	500,000	498,125
Term B 9.921% (SOFR + 4.750%) due 06/26/26 § µ	3,117,862	3,098,376
Dynasty Acquisition Co., Inc.
Term B1 8.702% (SOFR + 3.500%) due 04/06/26 § µ	3,204,186	3,180,821
Term B2 8.702% (SOFR + 3.500%) due 04/06/26 § µ	1,722,681	1,710,119
Emrld Borrower LP Term B 8.264% (SOFR + 3.000%) due 05/31/30 §	2,087,156	2,089,765
Engineered Components & Systems LLC Term B 11.146% (USD LIBOR + 6.000%) due 08/02/28 § ±	577,071	577,792
Filtration Group Corp. 9.326% (SOFR + 4.250%) due 10/21/28 § µ	3,238,750	3,236,220
Flynn Canada Term B (Canada) 9.717% (SOFR + 4.500%) due 07/31/28 § ±	629,257	583,636
Kenan Advantage Group, Inc. Term B 9.727% (SOFR + 4.000%) due 03/24/26 § ±	1,000,000	1,000,000
KKR Apple Bidco LLC Term B 9.102% (SOFR + 4.000%) due 09/22/28 § µ	3,241,855	3,235,102
LABL, Inc. (1st Lien) 10.202% (SOFR + 5.100%) due 10/29/28 §	3,025,671	3,002,349
LaserShip, Inc. 9.693% (USD LIBOR + 4.500%) due 05/07/28 §	2,569,349	2,116,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
LTI Holdings, Inc. (1st Lien) 8.717% (USD LIBOR + 3.500%) due 09/06/25 §	$1,900,062	$1,828,810
Pretium PKG Holdings, Inc.
(1st Lien) 9.513% (USD LIBOR + 4.000%) due 10/02/28 §	1,587,574	1,191,474
(2nd Lien) 12.263% (USD LIBOR + 6.750%) due 10/01/29 §	1,250,000	675,000
Pro Mach Group, Inc. Term B 9.193% (USD LIBOR + 4.000%) due 08/31/28 §	2,683,022	2,679,668
Proampac PG Borrower LLC Term B 7.829% (USD LIBOR + 2.750%) due 11/03/25 §	3,952,942	3,920,330
Roper Industrial Products Investment Co. LLC 9.742% (SOFR + 4.500%) due 11/22/29 § µ	3,740,625	3,730,106
SPX FLOW, Inc. Term B 9.702% (SOFR + 4.500%) due 04/05/29 §	2,919,091	2,877,737
Star US Bidco LLC Term B 9.352% (SOFR + 4.250%) due 03/17/27 §	2,169,306	2,136,766
Titan Acquisition Ltd. Term B (Canada) 8.731% (USD LIBOR + 3.000%) due 03/28/25 § µ	4,608,902	4,505,202
TransDigm, Inc.
Term H 8.492% (SOFR + 3.250%) due 02/22/27 §	7,223,752	7,233,194
Term I 8.492% (SOFR + 3.250%) due 08/24/28 §	2,992,500	2,993,009
USIC Holdings, Inc. Term B 8.693% (USD LIBOR + 3.500%) due 05/12/28 § µ	1,246,827	1,183,239

		64,988,037

Technology - 18.9%

Applied Systems, Inc.
(1st Lien) 9.742% (SOFR + 4.500%) due 09/18/26 §	2,858,909	2,866,057
(2nd Lien) 11.992% (SOFR + 6.750%) due 09/17/27 §	3,003,223	3,010,731
Central Parent, Inc. Term B 9.492% (SOFR + 4.250%) due 07/06/29 § µ	3,481,253	3,475,318
Dun & Bradstreet Corp. Term B 8.434% (SOFR + 3.250%) due 02/06/26 §	5,734,881	5,748,708
Epicor Software Corp. (2nd Lien) 12.952% (SOFR + 7.750%) due 07/31/28 §	5,002,673	5,024,560
Finastra USA, Inc. (1st Lien) 9.029% (USD LIBOR + 3.500%) due 06/13/24 §	5,032,246	4,846,289
Peraton Corp.
(2nd Lien) 12.979% (SOFR + 7.750%) due 02/01/29 §	1,241,617	1,206,696
Term B 8.952% (SOFR + 3.750%) due 02/01/28 §	2,192,674	2,158,609

	Principal Amount	Value
Polaris Newco LLC Term B 9.538% (USD LIBOR + 4.000%) due 06/02/28 §	$2,480,809	$2,285,446
RealPage, Inc. (2nd Lien) 11.693% (USD LIBOR + 6.500%) due 04/23/29 §	5,075,549	4,904,249
Sophia LP (2nd Lien) 13.202% (SOFR + 8.000%) due 10/09/28 §	4,750,000	4,747,031
Sovos Compliance LLC Term B 9.717% (SOFR + 4.500%) due 08/11/28 § µ	3,609,069	3,486,296
UKG, Inc. 8.618% (SOFR + 3.250%) due 05/04/26 §	2,810,535	2,762,008
Ultimate Software Group, Inc. (2nd Lien) 10.618% (SOFR + 5.250%) due 05/03/27 §	750,000	727,969
Term B 8.895% (SOFR + 3.750%) due 05/04/26 § µ	997,409	985,168
9.776% (SOFR + 4.500%) due 05/04/26 §	3,250,000	3,250,676

		51,485,811

Utilities - 0.7%

Pacific Gas & Electric Co. Term B 8.217% (SOFR + 3.000%) due 06/23/25 §	1,994,859	1,996,104

Total Senior Loan Notes (Cost $249,931,102)		248,027,840

SHORT-TERM INVESTMENTS - 5.4%

Repurchase Agreements - 5.4%

Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $14,751,136; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $15,040,361)	14,745,361	14,745,361

Total Short-Term Investments (Cost $14,745,361)		14,745,361

TOTAL INVESTMENTS - 103.3% (Cost $283,505,322)		281,157,387

OTHER ASSETS & LIABILITIES, NET - (3.3%)		(8,885,331)

NET ASSETS - 100.0%		$272,272,056

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	23.9%
Technology	19.1%
Consumer, Non-Cyclical	19.0%
Financial	17.6%
Consumer, Cyclical	10.0%
Short-Term Investments	5.4%
Communications	5.0%
Others (each less than 3.0%)	3.3%

	103.3%
Other Assets & Liabilities, Net	(3.3%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$3,047,963	$3,047,963	$-	$-
	Corporate Bonds & Notes	15,336,223	-	15,336,223	-
	Senior Loan Notes	248,027,840	-	237,225,041	10,802,799
	Short-Term Investments	14,745,361	-	14,745,361	-

	Total	$281,157,387	$3,047,963	$267,306,625	$10,802,799

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended June 30, 2023:

Senior Loan Notes
Value, Beginning of Period	$33,014,103
Purchases	3,587,590
Sales (Includes Paydowns)	(29,507,868)
Accrued Discounts (Premiums)	37,162
Net Realized Gains (Losses)	(770,980)
Change in Net Unrealized Appreciation (Depreciation)	1,667,131
Transfers In	7,163,615
Transfers Out	(4,387,954)

Value, End of Period	$10,802,799

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$331,083

The table below shows transfers to/from Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$7,163,615	2	3	Vendor Price (Observable Inputs)	Unobservable Single Broker Quote
4,387,954	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $10,802,799 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Industrial - 0.0%

TNT Crane & Rigging, Inc. *	11,518	$82,544

Total Common Stocks (Cost $4,391,414)		82,544

EXCHANGE-TRADED FUNDS - 1.6%

iShares iBoxx High Yield Corporate Bond	44,785	3,362,010
SPDR Bloomberg High Yield Bond	50,435	4,641,533

		8,003,543

Total Exchange-Traded Funds (Cost $7,991,613)		8,003,543

	Principal Amount
CORPORATE BONDS & NOTES - 86.9%

Basic Materials - 4.8%

Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	$4,175,000	3,239,779
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	3,200,000	2,923,298
Novelis Corp.
3.875% due 08/15/31 ~	2,025,000	1,668,664
4.750% due 01/30/30 ~	3,033,000	2,698,345
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	2,500,000	2,450,000
South32 Treasury Ltd. (Australia) 4.350% due 04/14/32 ~	4,500,000	3,952,797
SPCM SA (France) 3.375% due 03/15/30 ~	3,650,000	3,039,556
TMS International Corp. 6.250% due 04/15/29 ~	4,825,000	4,057,970

		24,030,409

Communications - 10.4%

Altice France Holding SA (Luxembourg) 10.500% due 05/15/27 ~	1,300,000	788,690
Altice France SA (France) 8.125% due 02/01/27 ~	1,300,000	1,127,135
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~	1,300,000	1,052,831
4.250% due 01/15/34 ~	1,000,000	756,798
4.750% due 03/01/30 ~	7,900,000	6,762,271
5.375% due 06/01/29 ~	5,700,000	5,158,642
Ciena Corp. 4.000% due 01/31/30 ~	2,950,000	2,572,842
Clear Channel Outdoor Holdings, Inc. 5.125% due 08/15/27 ~	3,100,000	2,818,560
CommScope, Inc.
4.750% due 09/01/29 ~	725,000	572,287
6.000% due 03/01/26 ~	1,350,000	1,259,771
8.250% due 03/01/27 ~	2,500,000	2,003,444
CSC Holdings LLC
5.250% due 06/01/24	1,800,000	1,676,174
5.375% due 02/01/28 ~	450,000	362,250
5.750% due 01/15/30 ~	1,600,000	757,736
6.500% due 02/01/29 ~	2,900,000	2,347,219
11.250% due 05/15/28 ~	1,200,000	1,165,098
DISH Network Corp. 11.750% due 11/15/27 ~	5,775,000	5,642,413
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	1,550,000	1,338,852
5.875% due 10/15/27 ~	825,000	757,965

	Principal Amount	Value
8.625% due 03/15/31 ~	$1,700,000	$1,646,803
Level 3 Financing, Inc.
4.625% due 09/15/27 ~	4,650,000	3,240,990
10.500% due 05/15/30 ~	427,000	433,641
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	2,800,000	2,089,794
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/29 ~	850,000	715,207
5.000% due 08/15/27 ~	3,325,000	3,022,807
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	2,650,000	2,112,328

		52,182,548

Consumer, Cyclical - 20.2%

American Airlines Pass-Through Trust Class B
3.950% due 01/11/32	1,400,985	1,222,754
5.250% due 07/15/25	2,314,858	2,280,766
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	2,220,000	2,157,571
Boyd Gaming Corp. 4.750% due 06/15/31 ~	5,963,000	5,333,332
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~	5,100,000	4,457,964
8.125% due 07/01/27 ~	1,950,000	1,997,958
Cedar Fair LP 5.250% due 07/15/29	4,350,000	3,960,958
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 6.500% due 10/01/28	1,225,000	1,196,180
Churchill Downs, Inc. 6.750% due 05/01/31 ~	1,925,000	1,905,750
Clarios Global LP/Clarios U.S. Finance Co. 6.750% due 05/15/28 ~	3,575,000	3,566,267
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~	1,700,000	1,493,408
6.750% due 01/15/30 ~	2,550,000	2,172,644
Ford Motor Co.
3.250% due 02/12/32	7,250,000	5,710,132
4.750% due 01/15/43	1,750,000	1,347,262
6.100% due 08/19/32	1,125,000	1,091,397
Ford Motor Credit Co. LLC 6.800% due 05/12/28	700,000	701,401
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875% due 07/01/31 ~	2,575,000	2,162,990
5.000% due 06/01/29 ~	1,925,000	1,710,170
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	3,450,000	3,091,027
Las Vegas Sands Corp. 3.900% due 08/08/29	4,950,000	4,422,879
LBM Acquisition LLC 6.250% due 01/15/29 ~	2,675,000	2,216,572
LGI Homes, Inc. 4.000% due 07/15/29 ~	4,600,000	3,833,881
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	6,193,000	4,924,271
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	1,650,000	1,425,542
4.750% due 01/15/28	3,100,000	2,793,983
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	3,650,000	3,226,410
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	1,900,000	1,668,060

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.875% due 01/15/28 ~	$650,000	$594,821
4.000% due 10/15/30 ~	5,700,000	4,885,086
4.375% due 01/15/28 ~	1,900,000	1,756,633
Royal Caribbean Cruises Ltd.
7.250% due 01/15/30 ~	2,125,000	2,154,206
9.250% due 01/15/29 ~	1,875,000	1,999,382
11.625% due 08/15/27 ~	650,000	707,446
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	4,000,000	3,584,147
Six Flags Entertainment Corp. 5.500% due 04/15/27 ~	3,775,000	3,558,268
STL Holding Co. LLC 7.500% due 02/15/26 ~	3,100,000	2,853,491
Viking Cruises Ltd.
6.250% due 05/15/25 ~	895,000	878,111
7.000% due 02/15/29 ~	1,225,000	1,140,353
9.125% due 07/15/31 ~	2,200,000	2,224,156
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	175,000	160,283
Windsor Holdings III LLC due 06/15/30 # ~	2,450,000	2,441,597

		101,009,509

Consumer, Non-Cyclical - 14.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~	950,000	823,275
5.875% due 02/15/28 ~	5,875,000	5,715,200
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.750% due 07/15/27 ~	7,150,000	6,330,526
Avantor Funding, Inc.
3.875% due 11/01/29 ~	350,000	306,750
4.625% due 07/15/28 ~	2,775,000	2,574,708
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	1,475,000	879,749
11.000% due 09/30/28 ~	1,937,000	1,380,694
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	575,000	506,545
4.000% due 03/15/31 ~	2,150,000	1,869,656
4.250% due 05/01/28 ~	2,350,000	2,153,808
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	2,400,000	2,187,324
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	905,000	684,993
5.250% due 05/15/30 ~	300,000	236,629
5.625% due 03/15/27 ~	2,150,000	1,896,736
CoreLogic, Inc. 4.500% due 05/01/28 ~	3,150,000	2,543,137
Garda World Security Corp. (Canada) 7.750% due 02/15/28 ~	2,150,000	2,136,436
Hertz Corp. 5.000% due 12/01/29 ~	3,100,000	2,566,428
Medline Borrower LP 3.875% due 04/01/29 ~	3,675,000	3,197,280
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	675,000	576,115
5.750% due 11/01/28 ~	3,400,000	2,563,192
Option Care Health, Inc. 4.375% due 10/31/29 ~	3,050,000	2,687,640
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	3,350,000	1,888,160
Performance Food Group, Inc. 4.250% due 08/01/29 ~	4,525,000	4,033,294
Pilgrim’s Pride Corp. 4.250% due 04/15/31	2,800,000	2,403,757
Post Holdings, Inc. 4.625% due 04/15/30 ~	6,350,000	5,571,706

	Principal Amount	Value
Select Medical Corp. 6.250% due 08/15/26 ~	$2,400,000	$2,361,622
Tenet Healthcare Corp.
4.250% due 06/01/29	1,075,000	972,216
4.375% due 01/15/30	1,350,000	1,219,530
6.125% due 10/01/28	2,875,000	2,770,522
6.125% due 06/15/30	425,000	419,454
6.750% due 05/15/31 ~	1,325,000	1,329,884
US Foods, Inc. 4.625% due 06/01/30 ~	4,800,000	4,306,773

		71,093,739

Energy - 10.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% due 06/15/29 ~	6,250,000	5,813,628
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/28 ~	425,000	399,627
6.875% due 04/01/27 ~	2,250,000	2,162,790
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/29 ~	3,200,000	2,858,180
Callon Petroleum Co. 7.500% due 06/15/30 ~	3,525,000	3,330,533
Civitas Resources, Inc.
8.375% due 07/01/28 ~	225,000	227,824
8.750% due 07/01/31 ~	225,000	228,386
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	3,925,000	3,507,076
Endeavor Energy Resources LP/EER Finance, Inc. 5.750% due 01/30/28 ~	4,475,000	4,381,428
EQM Midstream Partners LP
5.500% due 07/15/28	1,075,000	1,018,150
6.000% due 07/01/25 ~	240,000	237,566
6.500% due 07/01/27 ~	1,550,000	1,530,278
7.500% due 06/01/27 ~	50,000	50,527
7.500% due 06/01/30 ~	50,000	50,644
Genesis Energy LP/Genesis Energy Finance Corp.
7.750% due 02/01/28	3,070,000	2,923,589
8.875% due 04/15/30	100,000	97,792
ITT Holdings LLC 6.500% due 08/01/29 ~	2,850,000	2,404,659
Range Resources Corp.
4.750% due 02/15/30 ~	2,450,000	2,198,299
8.250% due 01/15/29	1,550,000	1,615,255
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 12/31/30 ~	1,750,000	1,543,920
6.000% due 09/01/31 ~	1,675,000	1,445,196
Tap Rock Resources LLC 7.000% due 10/01/26 ~	3,225,000	3,324,652
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	3,900,000	3,376,583
USA Compression Partners LP/USA Compression Finance Corp. 6.875% due 09/01/27	950,000	908,095
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	675,000	590,295
3.875% due 11/01/33 ~	3,815,000	3,129,142
4.125% due 08/15/31 ~	675,000	581,429
6.250% due 01/15/30 ~	150,000	148,932
Venture Global LNG, Inc.
8.125% due 06/01/28 ~	1,600,000	1,626,808
8.375% due 06/01/31 ~	1,075,000	1,085,220

		52,796,503

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Financial - 4.3%
Avolon Holdings Funding Ltd. (Ireland) 2.875% due 02/15/25 ~	$3,500,000	$3,256,838
3.250% due 02/15/27 ~	1,500,000	1,337,747
Howard Hughes Corp. 4.375% due 02/01/31 ~	3,925,000	3,136,154
5.375% due 08/01/28 ~	2,375,000	2,117,003
Iron Mountain, Inc. REIT 4.500% due 02/15/31 ~	450,000	387,062
4.875% due 09/15/29 ~	2,400,000	2,150,487
5.000% due 07/15/28 ~	625,000	579,674
5.250% due 03/15/28 ~	500,000	468,001
OneMain Finance Corp. 3.875% due 09/15/28	2,500,000	2,046,000
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer REIT 4.875% due 05/15/29 ~	3,800,000	3,278,545
VICI Properties LP/VICI Note Co., Inc. REIT 3.750% due 02/15/27 ~	1,750,000	1,606,913
4.625% due 12/01/29 ~	1,375,000	1,249,559

		21,613,983

Industrial - 18.2%
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	510,980	414,725
BWX Technologies, Inc. 4.125% due 06/30/28 ~	5,150,000	4,703,543
4.125% due 04/15/29 ~	3,150,000	2,847,600
Chart Industries, Inc. 7.500% due 01/01/30 ~	1,775,000	1,813,171
9.500% due 01/01/31 ~	2,625,000	2,787,798
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/29 ~	1,125,000	1,074,205
8.750% due 04/15/30 ~	775,000	684,964
Emerald Debt Merger Sub LLC 6.625% due 12/15/30 ~	2,275,000	2,257,938
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	3,350,000	2,841,671
GFL Environmental, Inc. (Canada) 3.500% due 09/01/28 ~	4,950,000	4,410,670
3.750% due 08/01/25 ~	1,725,000	1,642,664
4.000% due 08/01/28 ~	750,000	671,517
4.375% due 08/15/29 ~	2,000,000	1,782,855
4.750% due 06/15/29 ~	400,000	365,911
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	5,174,000	4,721,275
LABL, Inc. 5.875% due 11/01/28 ~	2,500,000	2,278,388
6.750% due 07/15/26 ~	1,300,000	1,279,564
8.250% due 11/01/29 ~	1,025,000	859,078
9.500% due 11/01/28 ~	150,000	152,795
10.500% due 07/15/27 ~	1,750,000	1,682,273
Madison IAQ LLC 4.125% due 06/30/28 ~	1,350,000	1,189,944
5.875% due 06/30/29 ~	1,050,000	851,717
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/26 ~	1,375,000	1,367,559
9.250% due 04/15/27 ~	5,000,000	4,620,885
OT Merger Corp. 7.875% due 10/15/29 ~	5,157,000	3,228,982
Owens-Brockway Glass Container, Inc. 7.250% due 05/15/31 ~	275,000	278,781
Pentair Finance SARL 5.900% due 07/15/32	4,750,000	4,792,882

	Principal Amount	Value
Sealed Air Corp./Sealed Air Corp. 6.125% due 02/01/28 ~	$3,350,000	$3,328,955
Sensata Technologies BV 4.000% due 04/15/29 ~	1,100,000	980,303
Sensata Technologies, Inc. 4.375% due 02/15/30 ~	3,350,000	2,998,743
Spirit AeroSystems, Inc. 9.375% due 11/30/29 ~	2,725,000	2,920,723
SPX FLOW, Inc. 8.750% due 04/01/30 ~	4,525,000	4,077,696
Standard Industries, Inc. 3.375% due 01/15/31 ~	450,000	362,764
4.375% due 07/15/30 ~	1,000,000	866,997
4.750% due 01/15/28 ~	3,425,000	3,192,944
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	3,081,000	2,798,734
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	3,200,000	2,960,200
TransDigm UK Holdings PLC 6.875% due 05/15/26	1,850,000	1,835,059
TransDigm, Inc. 4.625% due 01/15/29	925,000	823,923
4.875% due 05/01/29	1,200,000	1,073,362
5.500% due 11/15/27	1,525,000	1,440,149
6.250% due 03/15/26 ~	2,875,000	2,863,537
6.750% due 08/15/28 ~	2,975,000	2,989,994

		91,117,438

Technology - 1.8%
Entegris Escrow Corp. 4.750% due 04/15/29 ~	3,575,000	3,322,091
Entegris, Inc. 3.625% due 05/01/29 ~	750,000	647,055
4.375% due 04/15/28 ~	1,675,000	1,517,348
Open Text Corp. (Canada) 3.875% due 12/01/29 ~	650,000	543,915
Open Text Holdings, Inc. (Canada) 4.125% due 12/01/31 ~	2,400,000	1,970,753
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	2,025,000	913,413

		8,914,575

Utilities - 2.5%
Calpine Corp. 5.125% due 03/15/28 ~	4,950,000	4,424,221
Vistra Operations Co. LLC 4.375% due 05/01/29 ~	5,500,000	4,822,714
5.000% due 07/31/27 ~	3,350,000	3,138,672

		12,385,607

Total Corporate Bonds & Notes (Cost $465,087,082)		435,144,311

SENIOR LOAN NOTES - 1.5%
Consumer, Cyclical - 1.5%
K-Mac Holdings Corp. (2nd Lien) 11.952% (USD LIBOR + 6.750%) due 07/30/29 § ±	1,750,000	1,592,500
SRS Distribution, Inc. Term B 8.693% (USD LIBOR + 3.500%) due 06/02/28 §	3,989,848	3,912,544
Tacala LLC (2nd Lien) 12.693% (USD LIBOR + 7.500%) due 02/04/28 §	2,250,000	2,131,875

		7,636,919

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Technology - 0.0%
Ultimate Software Group, Inc. 8.618% (SOFR + 3.250%) due 05/04/26 §	$619	$608

Total Senior Loan Notes (Cost $7,886,112)		7,637,527

ASSET-BACKED SECURITIES - 5.6%
AIG CLO LLC 11.850% (USD LIBOR + 6.600%) due 04/20/32 § ~	500,000	479,696
AIMCO CLO (Cayman) 11.860% (USD LIBOR + 6.600%) due 10/17/34 § ~	500,000	467,697
AIMCO CLO 10 Ltd. (Cayman) 11.223% (USD LIBOR + 5.950%) due 07/22/32 § ~	2,200,000	2,016,718
Benefit Street Partners CLO V-B Ltd. (Cayman) 11.200% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,108,300
Benefit Street Partners CLO XVI Ltd. (Cayman) 11.960% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,531,943
Burnham Park Clo Ltd. (Cayman) 10.650% (USD LIBOR + 5.400%) due 10/20/29 § ~	500,000	419,772
CarVal CLO III Ltd. (Cayman) 11.690% (USD LIBOR + 6.440%) due 07/20/32 § ~	3,975,000	3,552,833
CIFC Funding Ltd. (Cayman) 11.410% (USD LIBOR + 6.150%) due 01/15/32 § ~	1,000,000	902,574
12.660% (USD LIBOR + 7.400%) due 01/16/33 § ~	4,550,000	4,274,101
Dryden 55 CLO Ltd. (Cayman) 10.660% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	826,001
12.460% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	183,018
Magnetite VIII Ltd. (Cayman) 12.700% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,678,691
Magnetite XXIII Ltd. (Cayman) 11.555% (USD LIBOR + 6.300%) due 01/25/35 § ~	500,000	471,871
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 11.750% (USD LIBOR + 6.500%) due 04/20/31 § ~	2,500,000	2,325,648
Neuberger Berman Loan Advisers CLO 35 Ltd. (Cayman) 12.265% (USD LIBOR + 7.000%) due 01/19/33 § ~	2,100,000	1,954,363

	Principal Amount	Value
Parallel Ltd. (Cayman) 12.450% (USD LIBOR + 7.200%) due 10/20/34 § ~	$2,000,000	$1,787,269
Rad CLO 2 Ltd. (Cayman) 12.710% (USD LIBOR + 7.450%) due 10/15/31 § ~	1,750,000	1,358,726
RR 19 Ltd. (Cayman) 11.760% (USD LIBOR + 6.500%) due 10/15/35 § ~	625,000	589,778

Total Asset-Backed Securities (Cost $30,189,017)		27,928,999

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $4,496,681; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $4,584,867)	4,494,920	4,494,920

Total Short-Term Investments (Cost $4,494,920)		4,494,920

TOTAL INVESTMENTS - 96.5% (Cost $520,040,158)		483,291,844

OTHER ASSETS & LIABILITIES, NET - 3.5%		17,369,748

NET ASSETS - 100.0%		$500,661,592

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	21.7%
Industrial	18.2%
Consumer, Non-Cyclical	14.2%
Energy	10.5%
Communications	10.4%
Asset-Backed Securities	5.6%
Basic Materials	4.8%
Financial	4.3%
Others (each less than 3.0%)	6.8%

96.5%
Other Assets & Liabilities, Net	3.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$82,544	$-	$82,544	$-
	Exchange-Traded Funds	8,003,543	8,003,543	-	-
	Corporate Bonds & Notes	435,144,311	-	435,144,311	-
	Senior Loan Notes	7,637,527	-	6,045,027	1,592,500
	Asset-Backed Securities	27,928,999	-	27,928,999	-
	Short-Term Investments	4,494,920	-	4,494,920	-

	Total	$483,291,844	$8,003,543	$473,695,801	$1,592,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.6%
Consumer, Cyclical - 0.1%
Toyota Tsusho Corp. (Japan) 3.625% due 09/13/23 ~	$500,000	$497,787

Financial - 2.5%
Avolon Holdings Funding Ltd. (Ireland) 2.528% due 11/18/27 ~	6,000	5,065
Bank of America Corp. 5.875% due 03/15/28	410,000	376,175
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK 1,792,026	198,492
1.000% due 10/01/50 ~	22,918,761	2,418,335
1.000% due 10/01/53	5,513,760	535,983
1.500% due 10/01/53	3,325,912	355,449
2.500% due 10/01/47	687	88
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	708,748	78,226
1.000% due 10/01/50 ~	5,711,090	605,271
1.000% due 10/01/50	8,515,827	846,362
1.500% due 10/01/53	5,199,398	535,902
2.000% due 10/01/53 ~	199,887	22,980
2.000% due 10/01/53	999,840	108,218
2.500% due 10/01/47	344	44
Nykredit Realkredit AS (Denmark)
0.500% due 10/01/43 ~	5,353,241	591,339
1.000% due 10/01/50 ~	20,966,309	2,218,206
1.000% due 10/01/53 ~	496,688	48,187
1.500% due 10/01/53 ~	8,779,977	958,972
2.500% due 10/01/47 ~	1,848	238
Realkredit Danmark AS (Denmark)
1.000% due 10/01/50 ~	4,835,736	510,256
1.000% due 10/01/53 ~	7,130,354	700,451
1.500% due 10/01/53 ~	497,054	51,505
2.000% due 10/01/53 ~	1,594,067	172,512
2.500% due 04/01/47 ~	8,502	1,096
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~	EUR 100,000	93,860
4.177% (EUR LIBOR + 1.000%) due 01/16/26 § ~	100,000	107,456
7.750% due 03/01/29 ~	100,000	121,019
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	$1,750,000	1,760,521

		13,422,208

Technology - 0.0%
VMware, Inc. 3.900% due 08/21/27	100,000	94,869

Total Corporate Bonds & Notes (Cost $19,086,029)		14,014,864

MORTGAGE-BACKED SECURITIES - 10.6%
Collateralized Mortgage Obligations - Commercial - 0.4%
BAMLL Commercial Mortgage Securities Trust 6.243% (USD LIBOR + 1.050%) due 09/15/38 § ~	500,000	456,419
GS Mortgage Securities Corp. II 8.547% (SOFR + 3.400%) due 08/15/39 § ~	1,600,000	1,601,622

		2,058,041

Collateralized Mortgage Obligations - Residential - 2.3%
Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	240,556	221,527

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust 4.963% due 01/25/35 §	$60,053	$51,368
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.510% (USD LIBOR + 0.360%) due 03/25/35 § ~	167,257	161,561
Citigroup Mortgage Loan Trust, Inc.
3.915% due 05/25/42 § ~	531,828	484,878
6.980% (UST + 2.400%) due 05/25/35 §	4,886	4,754
Eurosail-UK PLC (United Kingdom) 5.940% (SONIO + 1.069%) due 06/13/45 § ~	GBP 346,109	436,299
Fannie Mae REMICS
4.082% due 05/25/35 §	$197,737	201,194
5.036% (USD LIBOR + 0.060%) due 07/25/37 §	239,662	232,312
5.288% (USD LIBOR + 0.150%) due 08/25/34 §	13,658	13,429
5.500% (USD LIBOR + 0.350%) due 07/25/37 §	2,575	2,522
Freddie Mac 5.643% (USD LIBOR + 0.450%) due 09/15/42 §	578,446	561,687
Freddie Mac REMICS
4.401% (USD LIBOR + 0.350%) due 07/15/44 §	288,870	278,603
5.543% (USD LIBOR + 0.350%) due 01/15/47 §	937,340	902,092
Government National Mortgage Association REMICS
3.858% (USD LIBOR + 0.150%) due 08/20/68 §	613,252	597,319
5.966% (SOFR + 0.900%) due 10/20/72 §	2,417,965	2,395,658
6.166% (SOFR + 1.000%) due 05/20/73 §	501,576	503,822
6.464% (USD LIBOR + 0.750%) due 04/20/67 §	546,626	543,730
Great Hall Mortgages No 1 PLC (United Kingdom)
5.152% (SONIO + 0.249%) due 03/18/39 § ~	GBP 6,069	7,634
5.172% (SONIO + 0.269%) due 06/18/38 § ~	5,750	7,249
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$121,876	123,889
GSR Mortgage Loan Trust 4.367% due 01/25/35 §	64,291	59,308
HarborView Mortgage Loan Trust 5.837% (USD LIBOR + 0.680%) due 06/20/35 §	1,604,959	1,463,019
Impac CMB Trust 6.150% (USD LIBOR + 1.000%) due 07/25/33 § Ω ±	15,697	15,181
JP Morgan Mortgage Trust 4.367% due 07/25/35 § Ω ±	32,867	31,235
Mellon Residential Funding Corp. Mortgage Pass-Through Certificate Trust
5.633% (USD LIBOR + 0.440%) due 12/15/30 §	55,185	52,051
5.893% (USD LIBOR + 0.700%) due 11/15/31 §	72,081	68,717
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	329,868	308,778
Residential Mortgage Securities 32 PLC (United Kingdom) 6.159% (SONIO + 1.250%) due 06/20/70 § ~	GBP 415,724	529,003

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Sequoia Mortgage Trust 5.846% (USD LIBOR + 0.700%) due 10/19/26 § Ω ±	$40,505	$37,653
Structured Adjustable Rate Mortgage Loan Trust 5.282% due 02/25/34 §	15,787	14,754
Structured Asset Mortgage Investments II Trust
5.646% (USD LIBOR + 0.500%) due 07/19/35 §	169,226	153,152
5.806% (USD LIBOR + 0.660%) due 10/19/34 §	78,852	73,808
Thornburg Mortgage Securities Trust 5.770% (USD LIBOR + 0.620%) due 06/25/44 §	1,050,846	957,929
Towd Point Mortgage Funding PLC (United Kingdom) 5.635% (SONIA + 1.144) due 10/20/51 § ~	GBP 660,808	839,896
WaMu Mortgage Pass-Through Certificates Trust 3.852% due 08/25/35 § Ω ±	$17,401	15,373

		12,351,384

Fannie Mae - 7.9%
due 07/13/53 #	13,397,280	12,574,080
due 08/14/53 #	2,270,720	2,132,969
due 08/14/53 #	7,500,000	7,214,648
due 09/14/53 #	3,300,000	3,235,805
due 08/14/53 #	9,500,000	9,453,242
due 08/14/53 #	8,400,000	8,571,938
3.175% (USD LIBOR + 0.675%) due 02/01/36 §	29,070	28,325
3.522% (USD LIBOR + 1.272%) due 11/01/35 §	19,796	19,316
3.621% (USD LIBOR + 1.371%) due 12/01/34 §	16,889	16,451
4.030% (USD LIBOR + 1.780%) due 11/01/35 §	7,683	7,509
4.192% (USD LIBOR + 1.942%) due 09/01/35 §	105	103
4.394% (USD LIBOR + 1.644%) due 03/01/35 §	74,393	72,743
4.663% (USD LIBOR + 1.538%) due 01/01/36 §	6,016	5,881
4.944% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	66,814	64,595
5.000% (US FED + 1.250%) due 08/01/24 §	919	909
5.326% (USD LIBOR + 2.000%) due 04/01/35 §	81,409	79,153
5.850% (USD LIBOR + 1.725%) due 05/01/35 §	660	646

		43,478,313

Freddie Mac - 0.0%
3.981% (USD LIBOR + 1.731%) due 08/01/35 §	1,171	1,152
4.350% (UST + 2.225%) due 01/01/34 §	32,491	32,372
4.815% (USD LIBOR + 1.815%) due 03/01/36 §	826	804

		34,328

Government National Mortgage Association - 0.0%
2.625% (UST + 1.500%) due 09/20/23 - 07/20/25 §	2,383	2,339
2.750% (UST + 1.500%) due 11/20/26 §	1,995	1,925

	Principal Amount	Value
3.000% (UST + 1.500%) due 10/20/24 - 12/20/26 §	$4,511	$4,383
3.625% (UST + 1.500%) due 02/20/25 - 01/20/27 §	3,409	3,296

		11,943

Total Mortgage-Backed Securities (Cost $58,586,237)		57,934,009

ASSET-BACKED SECURITIES - 10.1%
522 Funding CLO Ltd. 6.290% (USD LIBOR + 1.040%) due 10/20/31 § ~	1,100,000	1,085,073
ABFC Trust
5.750% (USD LIBOR + 0.600%) due 10/25/34 §	24,435	24,498
5.850% (USD LIBOR + 0.700%) due 06/25/34 §	896,775	871,481
ACAS CLO Ltd. (Cayman) 6.152% (USD LIBOR + 0.890%) due 10/18/28 § ~	314,395	312,442
ACE Securities Corp. Home Equity Loan Trust 5.930% (USD LIBOR + 0.780%) due 04/25/34 §	605,155	566,853
AMMC CLO 16 Ltd. (Cayman) 6.231% (USD LIBOR + 0.980%) due 04/14/29 § ~	172,027	172,113
Apidos CLO XXVI (Cayman) 6.162% (USD LIBOR + 0.900%) due 07/18/29 § ~	296,362	294,135
Apidos CLO XXVII (Cayman) 6.190% (USD LIBOR + 0.930%) due 07/17/30 § ~	296,688	294,382
Ares European CLO VI DAC (Ireland) 3.787% (EUR LIBOR + 0.610%) due 04/15/30 § ~	EUR 491,781	525,579
Ares European CLO X DAC (Ireland) 3.957% (EUR LIBOR + 0.780%) due 10/15/31 § ~	900,000	963,499
ARES L CLO Ltd. (Cayman) 6.310% (USD LIBOR + 1.050%) due 01/15/32 § ~	$810,000	801,487
ARES LII CLO Ltd. (Cayman) 6.323% (USD LIBOR + 1.050%) due 04/22/31 § ~	300,000	296,636
Atlas Senior Loan Fund Ltd. (Cayman) 6.410% (USD LIBOR + 1.150%) due 01/16/30 § ~	450,085	447,926
Barings CLO Ltd. (Cayman) 6.320% (USD LIBOR + 1.070%) due 01/20/32 § ~	1,500,000	1,481,104
BDS LLC 6.876% (SOFR + 1.800%) due 03/19/39 § ~	1,000,000	988,120
Benefit Street Partners CLO XVII Ltd. (Cayman) 6.340% (USD LIBOR + 1.080%) due 07/15/32 § ~	1,800,000	1,782,724
Black Diamond CLO Ltd. (Ireland) 4.060% (EUR LIBOR + 0.860%) due 01/20/32 § ~	EUR 502,034	540,173
Carlyle Euro CLO DAC (Ireland) 3.953% (EUR LIBOR + 0.630%) due 08/15/30 § ~	452,755	483,004
Carlyle Global Market Strategies CLO Ltd.
6.271% (USD LIBOR + 0.950%) due 08/14/30 § ~	$364,041	361,661
6.353% (USD LIBOR + 1.080%) due 04/22/32 § ~	500,000	494,375

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland) 4.073% (EUR LIBOR + 0.750%) due 11/15/31 § ~	EUR 1,700,000	$1,820,063
Catamaran CLO Ltd. (Cayman) 6.373% (USD LIBOR + 1.100%) due 04/22/30 § ~	$352,828	350,719
CBAM Ltd. (Cayman) 6.500% (USD LIBOR + 1.250%) due 07/20/30 § ~	559,252	557,164
CIFC Funding Ltd. (Cayman)
6.223% (USD LIBOR + 0.950%) due 10/24/30 § ~	380,803	378,145
6.262% (USD LIBOR + 1.000%) due 04/18/31 § ~	500,000	495,833
Citigroup Mortgage Loan Trust, Inc. 5.440% (USD LIBOR + 0.290%) due 09/25/36 § ~	253,328	239,587
Credit-Based Asset Servicing & Securitization LLC 3.485% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,026,545
Crestline Denali CLO XIV Ltd. (Cayman) 6.413% (USD LIBOR + 1.140%) due 10/23/31 § ~	298,932	295,216
Crestline Denali CLO XV Ltd. (Cayman) 6.280% (USD LIBOR + 1.030%) due 04/20/30 § ~	292,830	290,272
Dryden 52 Euro CLO DAC (Ireland) 4.183% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 400,000	427,124
Dryden 60 CLO Ltd. (Cayman) 6.310% (USD LIBOR + 1.050%) due 07/15/31 § ~	$1,500,000	1,488,812
Dryden 64 CLO Ltd. (Cayman) 6.232% (USD LIBOR + 0.970%) due 04/18/31 § ~	600,000	594,300
Dryden XXVI Senior Loan Fund (Cayman) 6.160% (USD LIBOR + 0.900%) due 04/15/29 § ~	1,401,292	1,392,497
Freddie Mac Structured Pass-Through Certificates 5.280% (USD LIBOR + 0.260%) due 08/25/31 §	41,672	41,785
Gallatin CLO VIII Ltd. (Cayman) 6.350% (USD LIBOR + 1.090%) due 07/15/31 § ~	300,000	294,244
Goldentree Loan Management US Clo 2 Ltd. (Cayman) 6.160% (USD LIBOR + 0.910%) due 11/20/30 § ~	300,000	298,239
Goldentree Loan Opportunities XI Ltd. (Cayman) 6.332% (USD LIBOR + 1.070%) due 01/18/31 § ~	600,000	596,144
HalseyPoint CLO 3 Ltd. (Cayman) 6.749% (USD LIBOR + 1.450%) due 11/30/32 § ~	950,000	942,068
Harvest CLO XXII DAC (Ireland) 4.027% (EUR LIBOR + 0.850%) due 01/15/32 § ~	EUR 1,200,000	1,276,453
Home Equity Asset Trust
6.005% (USD LIBOR + 0.855%) due 08/25/34 §	$109,373	106,893
6.350% (USD LIBOR + 1.200%) due 07/25/35 §	936,335	897,682
KKR CLO 9 Ltd. (Cayman) 6.210% (USD LIBOR + 0.950%) due 07/15/30 § ~	240,827	238,956
LCM CLO XIII LP (Cayman) 6.135% (USD LIBOR + 0.870%) due 07/19/27 § ~	622,581	619,428

	Principal Amount	Value
LCM XV LP (Cayman) 6.250% (USD LIBOR + 1.000%) due 07/20/30 § ~	$1,085,340	$1,078,102
LCM XVIII LP (Cayman) 6.270% (USD LIBOR + 1.020%) due 04/20/31 § ~	1,000,000	989,349
LoanCore Issuer Ltd. (Cayman) 6.616% (SOFR + 1.550%) due 01/17/37 § ~	600,000	590,228
Madison Park Euro Funding IX DAC (Ireland) 4.057% (EUR LIBOR + 0.880%) due 07/15/35 § ~	EUR 1,000,000	1,061,119
Madison Park Funding XLI Ltd. (Cayman) 6.103% (USD LIBOR + 0.830%) due 04/22/27 § ~	$1,582,179	1,573,812
Magnetite CLO XVIII Ltd. (Cayman) 6.201% (USD LIBOR + 0.880%) due 11/15/28 § ~	254,122	252,512
Man GLG Euro CLO II DAC (Ireland) 4.047% (EUR LIBOR + 0.870%) due 01/15/30 § ~	EUR 109,913	118,465
Merrill Lynch Mortgage Investors Trust 5.870% (USD LIBOR + 0.720%) due 10/25/35 §	$622,129	586,606
MF1 LLC 7.226% (SOFR + 2.150%) due 06/19/37 § ~	600,000	599,030
MidOcean Credit CLO II (Cayman) 6.329% (USD LIBOR + 1.030%) due 01/29/30 § ~	233,087	231,794
Midocean Credit CLO VIII (Cayman) 6.429% (USD LIBOR + 1.050%) due 02/20/31 § ~	297,746	294,884
Morgan Stanley ABS Capital I, Inc. Trust
5.810% (USD LIBOR + 0.660%) due 01/25/35 §	495,819	480,025
6.125% (USD LIBOR + 0.975%) due 07/25/34 §	72,135	69,747
OAK Hill European Credit Partners VII DAC (Ireland) 3.940% (EUR LIBOR + 0.740%) due 10/20/31 § ~	EUR 600,000	637,633
Oaktree CLO Ltd. (Cayman) 6.383% (USD LIBOR + 1.110%) due 04/22/30 § ~	$300,000	295,425
Octagon Investment Partners Ltd. (Cayman) 6.220% (USD LIBOR + 0.960%) due 04/16/31 § ~	600,000	594,130
OSD CLO Ltd. (Cayman) 6.130% (USD LIBOR + 0.870%) due 04/17/31 § ~	1,464,975	1,448,707
OZLM CLO XXIV Ltd. (Cayman) 6.410% (USD LIBOR + 1.160%) due 07/20/32 § ~	200,000	195,954
OZLM VIII Ltd. (Cayman) 6.240% (USD LIBOR + 0.980%) due 10/17/29 § ~	216,402	215,048
Palmer Square Loan Funding Ltd. (Cayman)
6.050% (USD LIBOR + 0.800%) due 07/20/29 § ~	520,347	514,082
6.060% (USD LIBOR + 0.800%) due 10/15/29 § ~	603,627	597,360
Rad CLO 5 Ltd. (Cayman) 6.393% (USD LIBOR + 1.120%) due 07/24/32 § ~	500,000	493,190
Regatta VIII Funding Ltd. (Cayman) 6.510% (USD LIBOR + 1.250%) due 10/17/30 § ~	631,444	628,776
Renaissance Home Equity Loan Trust 5.910% (USD LIBOR + 0.760%) due 12/25/32 § Ω ±	163,417	146,159

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Romark CLO Ltd. (Cayman) 6.303% (USD LIBOR + 1.030%) due 10/23/30 § ~	$496,381	$490,801
Saranac CLO VI Ltd. (Jersey) 6.684% (USD LIBOR + 1.140%) due 08/13/31 § ~	300,000	296,438
Saxon Asset Securities Trust 5.460% (USD LIBOR + 0.310%) due 09/25/37 §	130,514	123,224
Segovia European CLO 6- DAC (Ireland) 4.080% (EUR LIBOR + 0.880%) due 07/20/32 § ~	EUR 400,000	425,284
SLM Student Loan Trust 5.805% (USD LIBOR + 0.550%) due 10/25/64 § ~	$601,158	588,188
Sound Point CLO IX Ltd. (Cayman) 6.460% (USD LIBOR + 1.210%) due 07/20/32 § ~	600,000	589,095
Sound Point CLO XIV Ltd. (Cayman) 6.263% (USD LIBOR + 0.990%) due 01/23/29 § ~	99,301	99,352
Sound Point CLO XV Ltd. (Cayman) 6.173% (USD LIBOR + 0.900%) due 01/23/29 § ~	134,062	133,885
Stratus CLO Ltd. (Cayman) 6.200% (USD LIBOR + 0.950%) due 12/29/29 § ~	320,090	317,549
Structured Asset Securities Corp. Mortgage Loan Trust 6.670% (USD LIBOR + 1.500%) due 04/25/35 §	136,604	134,198
TCI-Symphony CLO Ltd. (Cayman) 6.190% (USD LIBOR + 0.930%) due 07/15/30 § ~	1,890,855	1,873,479
TCW CLO Ltd. (Cayman) 6.225% (USD LIBOR + 0.970%) due 04/25/31 § ~	500,000	494,915
THL Credit Wind River CLO Ltd. (Cayman) 6.340% (USD LIBOR + 1.080%) due 04/15/31 § ~	300,000	296,318
TRTX Issuer Ltd. (Cayman) 6.717% (SOFR + 1.650%) due 02/15/39 § ~	500,000	486,272
TSTAT Ltd. (Bermuda) 7.349% (SOFR + 2.300%) due 07/20/31 § ~	564,051	565,569
United States Small Business Administration 5.290% due 12/01/27	283,743	279,037
Venture XIV CLO Ltd. (Cayman) 6.493% (USD LIBOR + 1.030%) due 08/28/29 § ~	539,185	536,416
Venture XVII CLO Ltd. (Cayman) 6.140% (USD LIBOR + 0.880%) due 04/15/27 § ~	1,276,568	1,272,492
Venture XXIV CLO Ltd. (Cayman) 6.150% (USD LIBOR + 0.900%) due 10/20/28 § ~	256,367	255,256
Venture XXVIII CLO Ltd. (Cayman) 6.240% (USD LIBOR + 0.990%) due 07/20/30 § ~	282,997	279,001
Vibrant CLO XI Ltd. (Cayman) 6.370% (USD LIBOR + 1.120%) due 07/20/32 § ~	300,000	292,175
Voya CLO Ltd. (Cayman)
6.210% (USD LIBOR + 0.950%) due 04/17/30 § ~	1,571,132	1,559,773
6.351% (USD LIBOR + 1.100%) due 07/14/31 § ~	495,483	489,849

	Principal Amount	Value
Wellfleet CLO Ltd. (Cayman)
6.160% (USD LIBOR + 0.910%) due 04/20/28 § ~	$279,268	$278,986
6.360% (USD LIBOR + 1.100%) due 07/17/31 § ~	2,000,000	1,971,500

Total Asset-Backed Securities (Cost $56,013,250)		55,276,623

U.S. TREASURY OBLIGATIONS - 76.7%
U.S. Treasury Inflation Protected Securities - 76.7%
0.125% due 07/15/24 ^	2,171,563	2,106,673
0.125% due 10/15/24 ^	14,311,759	13,804,521
0.125% due 04/15/25 ^ ‡	3,957,256	3,765,079
0.125% due 10/15/25 ^	19,297,410	18,296,144
0.125% due 04/15/26 ^	6,592,449	6,182,956
0.125% due 07/15/26 ^	14,331,120	13,463,329
0.125% due 10/15/26 ^	17,322,162	16,198,190
0.125% due 04/15/27 ^	5,586,152	5,171,959
0.125% due 01/15/30 ^	14,076,066	12,632,068
0.125% due 07/15/30 ^	18,700,722	16,776,595
0.125% due 01/15/31 ^	22,615,356	20,106,773
0.125% due 07/15/31 ^ ‡	1,618,288	1,435,773
0.125% due 01/15/32 ^	7,878,168	6,939,245
0.125% due 02/15/51 ^	4,671,690	3,121,334
0.125% due 02/15/52 ^	5,121,026	3,402,270
0.250% due 01/15/25 ^ ‡	2,689,239	2,578,303
0.250% due 07/15/29 ^	11,978,649	10,942,394
0.250% due 02/15/50 ^	3,232,570	2,263,767
0.375% due 07/15/25 ^	9,921,358	9,495,885
0.375% due 01/15/27 ^ ‡	1,054,738	989,912
0.375% due 07/15/27 ^ ‡	37,278,497	34,952,091
0.500% due 04/15/24 ^ ‡	2,044,454	1,995,133
0.500% due 01/15/28 ^	11,775,128	11,017,629
0.625% due 01/15/24 ^	5,558,458	5,464,511
0.625% due 01/15/26 ^	3,779,746	3,604,758
0.625% due 07/15/32 ^	28,617,656	26,316,690
0.625% due 02/15/43 ^	10,857,510	8,915,980
0.750% due 07/15/28 ^	4,652,071	4,409,907
0.750% due 02/15/42 ^	11,074,140	9,418,667
0.750% due 02/15/45 ^	12,069,029	9,984,906
0.875% due 01/15/29 ^	18,628,210	17,638,132
0.875% due 02/15/47 ^	6,663,273	5,596,770
1.000% due 02/15/46 ^	9,255,123	8,037,412
1.000% due 02/15/48 ^	7,748,937	6,673,089
1.000% due 02/15/49 ^	3,133,936	2,698,233
1.125% due 01/15/33 ^ ‡	101,825	97,622
1.375% due 02/15/44 ^	14,466,109	13,639,046
1.500% due 02/15/53 ^	2,244,836	2,181,590
1.625% due 10/15/27 ^ ‡	12,082,138	11,908,283
1.750% due 01/15/28 ^ ‡	2,604,610	2,575,229
2.000% due 01/15/26 ^	7,570,653	7,471,198
2.125% due 02/15/40 ^	4,588,856	4,927,547
2.125% due 02/15/41 ^	4,168,970	4,477,191
2.375% due 01/15/25 ^	13,362,170	13,224,163
2.375% due 01/15/27 ^ ‡	135,364	136,081
2.500% due 01/15/29 ^	7,060,825	7,274,195
3.625% due 04/15/28 ^	13,418,797	14,408,193
3.875% due 04/15/29 ^	9,894,950	10,935,957

		419,653,373

Total U.S. Treasury Obligations (Cost $473,730,225)		419,653,373

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 7.6%
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,670,570	$2,172,440
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 4,087,055	4,370,689
0.100% due 07/25/31 ^ ~	1,169,540	1,241,229
0.100% due 07/25/38 ^ ~	2,411,472	2,448,748
0.250% due 07/25/24 ^ ~	1,991,488	2,153,048
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	2,490,243	2,484,718
1.400% due 05/26/25 ^ ~	12,029,400	12,996,376
Japanese Government CPI Linked (Japan)
0.005% due 03/10/31 ^	JPY 83,515,640	622,193
0.100% due 03/10/28 ^	512,636,880	3,748,099
0.100% due 03/10/29 ^	943,462,253	6,947,078
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 4,093,440	2,542,563

Total Foreign Government Bonds & Notes (Cost $46,265,318)		41,727,181

SHORT-TERM INVESTMENTS - 10.5%
Commercial Paper - 0.3%
AT&T, Inc. 5.700% due 03/19/24	$1,700,000	1,627,396

Repurchase Agreements - 10.2%
BNP Paribas SA 5.060% due 07/05/23 (Dated 07/03/23, repurchase price of $300,084; collateralized by U.S. Treasury Bond: 2.250% due 05/15/41 and value $305,749)	300,000	300,000
5.140% due 07/05/23 (Dated 07/03/23, repurchase price of $45,212,907; collateralized by U.S. Treasury Notes: 1.880% due 08/31/24 and value $45,762,921)	45,200,000	45,200,000
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $4,707,857; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $4,800,163)	4,706,013	4,706,013

	Principal Amount	Value
TD Securities, Inc. 5.160% due 07/03/23 (Dated 06/30/23, repurchase price of $5,802,494; collateralized by U.S. Treasury Notes: 0.250% due 05/31/25 and value $5,920,429)	$5,800,000	$5,800,000

		56,006,013

Total Short-Term Investments (Cost $57,635,491)		57,633,409

TOTAL INVESTMENTS - 118.1% (Cost $711,316,550)		646,239,459

DERIVATIVES - (0.4%)		(2,037,622)

OTHER ASSETS & LIABILITIES, NET - (17.7%)		(97,125,707)

NET ASSETS - 100.0%		$547,076,130

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	76.7%
Mortgage-Backed Securities	10.6%
Short-Term Investments	10.5%
Asset-Backed Securities	10.1%
Foreign Government Bonds & Notes	7.6%
Others (each less than 3.0%)	2.6%

	118.1%
Derivatives	(0.4%	)
Other Assets & Liabilities, Net	(17.7%	)

	100.0%

(b)	Investments with a total aggregate value of $245,601 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(c)

As of June 30, 2023, investments with a total aggregate value of $7,158,051 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2023 was $13,731,492 at a weighted average interest rate of 4.784%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2023 was $12,218,312 at a weighted average interest rate of 4.261%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/23	41	$8,455,984	$8,337,094	($118,890)
U.S. Treasury Ultra Long Bonds	09/23	45	6,100,711	6,129,844	29,133

					(89,757)

Short Futures Outstanding
3-Month USD SOFR	12/23	271	64,596,237	64,091,499	504,738
Australia Treasury 3-Year Bond	09/23	16	1,132,054	1,125,851	6,203
Euro-Bobl	09/23	65	8,314,115	8,207,082	107,033
Euro-BTP	09/23	28	3,518,830	3,547,580	(28,750)
Euro-Bund	09/23	21	3,056,203	3,064,680	(8,477)
Euro-Buxl	09/23	31	4,653,239	4,722,279	(69,040)
Euro-OAT	09/23	43	6,057,863	6,024,736	33,127
Euro-Schatz	09/23	1,118	128,815,612	127,913,014	902,598
Japan 10-Year Bonds	09/23	24	24,618,508	24,707,717	(89,209)
Short Euro-BTP	09/23	60	6,913,161	6,851,647	61,514
U.S. Treasury 5-Year Notes	09/23	108	11,773,688	11,566,125	207,563
U.S. Treasury 10-Year Notes	09/23	51	5,833,849	5,725,546	108,303
U.S. Treasury 30-Year Bonds	09/23	265	33,680,290	33,630,157	50,133
U.S. Treasury Ultra 10-Year Notes	09/23	16	1,912,682	1,895,000	17,682

					1,803,418

Total Futures Contracts					$1,713,661

(f)	Forward foreign currency contracts outstanding as of June 30, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	2,128,781	USD	1,610,273	07/23	TDB	$-	($3,343)
CAD	635,922	USD	479,145	07/23	TDB	886	-
DKK	37,204,829	USD	5,471,914	07/23	BOA	-	(19,459)
DKK	4,505,000	USD	662,991	07/23	JPM	-	(2,773)
DKK	2,045,000	USD	296,840	07/23	JPM	2,860	-
DKK	29,751,929	USD	4,361,602	07/23	MSC	-	(1,387)
EUR	32,690,000	USD	35,818,433	07/23	BNP	-	(147,094)
EUR	331,000	USD	362,085	07/23	CIT	-	(898)
EUR	351,000	USD	377,107	07/23	HSB	5,904	-
GBP	1,478,000	USD	1,878,095	07/23	TDB	-	(1,036)
JPY	570,270,966	USD	3,987,630	07/23	JPM	-	(35,511)
JPY	1,104,230,993	USD	7,668,271	07/23	TDB	-	(15,677)
NZD	3,889,854	USD	2,368,921	07/23	TDB	18,282	-
USD	2,028,731	CAD	2,764,511	07/23	CIT	-	(58,086)
USD	479,145	CAD	635,670	08/23	TDB	-	(890)
USD	1,610,273	CAD	2,127,936	08/23	TDB	3,330	-
USD	42,500	DKK	295,000	07/23	BNP	-	(733)
USD	11,921,496	DKK	82,556,716	07/23	BOA	-	(177,385)
USD	5,471,914	DKK	37,142,723	08/23	BOA	19,620	-
USD	4,361,602	DKK	29,702,316	08/23	MSC	1,508	-
USD	1,360,672	DKK	9,331,324	08/23	UBS	-	(9,102)
USD	1,056,337	EUR	969,000	07/23	BNP	-	(1,037)
USD	34,857,187	EUR	32,403,000	07/23	SGN	-	(500,978)
USD	35,868,743	EUR	32,690,000	08/23	BNP	148,541	-
USD	1,829,560	GBP	1,478,000	07/23	HSB	-	(47,499)
USD	1,878,504	GBP	1,478,000	08/23	TDB	1,069	-
USD	12,052,982	JPY	1,674,578,643	07/23	BNP	447,738	-
USD	3,987,630	JPY	567,847,683	08/23	JPM	35,672	-
USD	7,668,271	JPY	1,099,547,980	08/23	TDB	15,924	-
USD	51,148	NZD	85,000	07/23	BNP	-	(1,016)
USD	2,164,691	NZD	3,567,947	07/23	BOA	-	(24,957)
USD	143,381	NZD	236,907	07/23	MSC	-	(2,009)
USD	2,368,676	NZD	3,889,854	08/23	TDB	-	(18,250)

Total Forward Foreign Currency Contracts						$701,334	($1,069,120)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(g)	Purchased options outstanding as of June 30, 2023 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.237%	11/17/23	DUB	$4,100,000	$254,483	$899,558

(h)	Premiums received and value of written options outstanding as of June 30, 2023 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,400,000	$97,485	($1)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(68,732)

						$197,572	($68,733)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 2-Year Interest Rate Swap	Receive	SOFR	3.750%	09/12/23	BNP	$13,400,000	$38,040	($15,474)
Call - 2-Year Interest Rate Swap	Receive	SOFR	3.750%	09/12/23	JPM	18,800,000	52,640	(21,710)
Call - 2-Year Interest Rate Swap	Receive	SOFR	4.420%	09/21/23	BOA	31,800,000	182,850	(136,003)

							273,530	(173,187)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.340%	11/17/23	DUB	20,200,000	254,520	(1,489,972)

Total Interest Rate Swaptions							$528,050	($1,663,159)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 10-Year Notes (08/23)	$113.00	07/21/23	CME	84	$9,492,000	$59,291	($95,813)

Total Written Options						$784,913	($1,827,705)

(i)	Swap agreements outstanding as of June 30, 2023 were as follows:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Co.	Q	1.000%	12/20/23	ICE	0.267%	$300,000	$1,114	$883	$231

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
(0.526%)	3-Month EUR-LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	($405,181)	($243,405)	($161,776)
0.550%	6-Month EUR-LIBOR	A/S	LCH	08/10/24	200,000	(9,613)	(6,915)	(2,698)
0.700%	6-Month EUR-LIBOR	A/S	LCH	04/11/27	700,000	(76,593)	(67,462)	(9,131)
0.650%	6-Month EUR-LIBOR	A/S	LCH	04/12/27	1,400,000	(155,866)	(137,559)	(18,307)
0.650%	6-Month EUR-LIBOR	A/S	LCH	05/11/27	900,000	(100,195)	(90,171)	(10,024)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/13/27	1,600,000	(155,415)	(139,324)	(16,091)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/18/27	700,000	(68,028)	(61,092)	(6,936)
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(312,168)	(305,429)	(6,739)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(975,357)	(954,412)	(20,945)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(470,387)	(462,962)	(7,425)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(98,445)	(96,657)	(1,788)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(1,211,606)	(1,165,781)	(45,825)
2.879%	6-Month EUR-LIBOR	A/S	LCH	08/15/32	7,600,000	(95,243)	1,248	(96,491)
3.000%	6-Month EUR-LIBOR	A/S	LCH	09/20/33	19,500,000	27,481	3,224	24,257
3.085%	1-Day USD-SOFR	A/A	LCH	02/13/34	$21,200,000	(545,145)	(342,581)	(202,564)
2.488%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/37	EUR 1,620,000	(117,739)	(101,271)	(16,468)
2.421%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/52	240,000	(38,302)	(30,243)	(8,059)
2.590%	Eurostat Eurozone HICP	Z/Z	LCH	12/15/52	900,000	(46,519)	(20,415)	(26,104)
2.700%	Eurostat Eurozone HICP	Z/Z	LCH	04/15/53	900,000	(1,437)	6,015	(7,452)
1.888%	1-Day USD-SOFR	S/Q	LCH	11/21/53	$1,100,000	(310,324)	(289,732)	(20,592)

						($5,166,082)	($4,504,924)	($661,158)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.250%	1-Day USD-SOFR	A/A	LCH	12/20/25	$16,300,000	$30,641	($67,185)	$97,826
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	2,100,000	207,200	203,223	3,977
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	2,800,000	261,980	255,476	6,504
2.768%	U.S. CPI Urban Consumers	Z/Z	LCH	05/13/26	1,700,000	124,034	118,816	5,218
2.813%	U.S. CPI Urban Consumers	Z/Z	LCH	05/14/26	1,000,000	70,630	67,532	3,098
2.703%	U.S. CPI Urban Consumers	Z/Z	LCH	05/25/26	1,210,000	90,914	86,786	4,128
2.965%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	EUR 800,000	29,890	30,996	(1,106)
3.000%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	1,300,000	46,099	47,983	(1,884)
3.130%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	300,000	8,512	9,023	(511)
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	$900,000	129,891	129,014	877
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	137,931	136,950	981
0.300%	1-Day JPY-TONAR	S/S	LCH	09/20/27	JPY 377,560,000	(6,863)	(4,127)	(2,736)
2.573%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/28	$400,000	24,676	23,914	762
2.645%	U.S. CPI Urban Consumers	Z/Z	LCH	09/10/28	500,000	27,085	26,277	808
1.840%	1-Day USD-SOFR	S/Q	LCH	11/21/28	5,500,000	523,615	441,159	82,456
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	5,100,000	550,438	535,506	14,932
0.500%	1-Day JPY-TONAR	A/A	LCH	12/15/31	JPY 1,174,000,000	(31,116)	23,082	(54,198)
2.600%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/32	EUR 1,500,000	75,587	71,769	3,818
2.720%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/32	1,400,000	29,415	27,531	1,884
2.470%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/32	800,000	37,534	35,407	2,127
0.190%	6-Month EUR-LIBOR	A/S	LCH	11/04/52	1,500,000	773,068	752,211	20,857
0.195%	6-Month EUR-LIBOR	A/S	LCH	11/04/52	1,550,000	797,105	775,648	21,457
0.197%	6-Month EUR-LIBOR	A/S	LCH	11/08/52	2,800,000	1,438,128	1,400,392	37,736
2.500%	6-Month EUR-LIBOR	A/S	LCH	09/20/53	2,700,000	10,047	15,991	(5,944)
2.865%	1-Day USD-SOFR	A/A	LCH	02/13/54	$9,400,000	399,862	240,548	159,314

						$5,786,303	$5,383,922	$402,381

Total Interest Rate Swaps						$620,221	$878,998	($258,777)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Total Return Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/26	5.370%	Z	MSC	07/06/23	$10,000,000	($100,155)	$-	($100,155)
U.S. Treasury Inflation Protected Securities 0.750% due 07/15/28	5.370%	Z	MSC	07/06/23	25,000,000	(277,309)	-	(277,309)
U.S. Treasury Inflation Protected Securities 0.125% due 01/15/32	5.370%	Z	MSC	07/06/23	30,000,000	(188,494)	-	(188,494)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/24	5.240%	Z	MSC	07/24/23	15,000,000	(63,510)	-	(63,510)
U.S. Treasury Inflation Protected Securities 0.500% due 04/15/24	5.240%	Z	MSC	07/24/23	5,000,000	(15,587)	-	(15,587)
U.S. Treasury Inflation Protected Securities 0.125% due 10/15/24	5.240%	Z	MSC	07/24/23	10,000,000	(89,052)	-	(89,052)
U.S. Treasury Inflation Protected Securities 0.250% due 01/15/25	5.240%	Z	MSC	07/24/23	10,000,000	(152,876)	-	(152,876)
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/25	5.240%	Z	MSC	07/24/23	15,000,000	(246,107)	-	(246,107)
U.S. Treasury Inflation Protected Securities 0.375% due 01/15/27	5.240%	Z	MSC	07/24/23	20,000,000	(508,052)	-	(508,052)
U.S. Treasury Inflation Protected Securities 0.125% due 07/15/31	5.240%	Z	MSC	07/24/23	20,000,000	(555,662)	-	(555,662)

						($2,196,804)	$-	($2,196,804)

Total Swap Agreements						($1,575,469)	$879,881	($2,455,350)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$-	$-
Liabilities	-	(2,196,804)
Centrally Cleared Swap Agreements (1)
Assets	5,466,604	493,248
Liabilities	(4,586,723)	(751,794)

	$879,881	($2,455,350)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$14,014,864	$-	$14,014,864	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	2,058,041	-	2,058,041	-
	Collateralized Mortgage Obligations - Residential	12,351,384	-	12,251,942	99,442
	Fannie Mae	43,478,313	-	43,478,313	-
	Freddie Mac	34,328	-	34,328	-
	Government National Mortgage Association	11,943	-	11,943	-

	Total Mortgage-Backed Securities	57,934,009	-	57,834,567	99,442

	Asset-Backed Securities	55,276,623	-	55,130,464	146,159
	U.S. Treasury Obligations	419,653,373	-	419,653,373	-
	Foreign Government Bonds & Notes	41,727,181	-	41,727,181	-
	Short-Term Investments	57,633,409	-	57,633,409	-
	Derivatives:
	Credit Contracts
	Swaps	231	-	231	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	701,334	-	701,334	-
	Interest Rate Contracts
	Futures	2,028,027	2,028,027	-	-
	Purchased Options	899,558	-	899,558	-
	Swaps	493,107	-	493,107	-

	Total Interest Rate Contracts	3,420,692	2,028,027	1,392,665	-

	Total Asset - Derivatives	4,122,257	2,028,027	2,094,230	-

	Total Assets	650,361,716	2,028,027	648,088,088	245,601

Liabilities	Due to Custodian	(1,332,175)	-	(1,332,175)	-
	Sale-buyback Financing Transactions	(216,449,643)	-	(216,449,643)	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,069,120)	-	(1,069,120)	-
	Interest Rate Contracts
	Futures	(314,366)	(314,366)	-	-
	Written Options	(1,827,705)	-	(1,827,705)	-
	Swaps	(2,948,598)	-	(2,948,598)	-

	Total Interest Rate Contracts	(5,090,669)	(314,366)	(4,776,303)	-

	Total Liabilities - Derivatives	(6,159,789)	(314,366)	(5,845,423)	-

	Total Liabilities	(223,941,607)	(314,366)	(223,627,241)	-

	Total	$426,420,109	$1,713,661	$424,460,847	$245,601

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.9%
Basic Materials - 0.7%
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$1,200,000	$1,166,765
CF Industries, Inc. 4.950% due 06/01/43	960,000	832,438
DuPont de Nemours, Inc. 5.319% due 11/15/38	685,000	679,661
EIDP, Inc.
4.500% due 05/15/26	788,000	773,929
4.800% due 05/15/33	825,000	808,137
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~	760,000	622,881
5.400% due 05/08/28 ~	845,000	837,225
International Flavors & Fragrances, Inc. 2.300% due 11/01/30 ~	1,126,000	893,189
LYB International Finance III LLC 1.250% due 10/01/25	329,000	297,635
Nutrien Ltd. (Canada) 5.000% due 04/01/49	375,000	338,350
Steel Dynamics, Inc. 1.650% due 10/15/27	750,000	637,724
Vale Overseas Ltd. (Brazil) 3.750% due 07/08/30	780,000	687,334

		8,575,268

Communications - 1.7%
Amazon.com, Inc.
3.875% due 08/22/37	800,000	731,163
3.950% due 04/13/52	875,000	763,296
AT&T, Inc.
2.750% due 06/01/31	3,100,000	2,616,665
3.550% due 09/15/55	1,434,000	1,004,946
5.400% due 02/15/34	400,000	400,884
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/31	3,050,000	2,455,350
3.500% due 06/01/41	1,285,000	870,237
3.700% due 04/01/51	860,000	544,072
Comcast Corp.
2.650% due 02/01/30	1,500,000	1,312,968
2.800% due 01/15/51	736,000	487,837
3.250% due 11/01/39	1,970,000	1,564,382
5.350% due 05/15/53	760,000	772,342
Corning, Inc. 5.750% due 08/15/40	300,000	302,912
Cox Communications, Inc. 2.950% due 10/01/50 ~	555,000	349,269
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	700,000	531,310
Discovery Communications LLC 3.625% due 05/15/30	980,000	860,236
Meta Platforms, Inc. 5.600% due 05/15/53	760,000	781,096
Paramount Global 2.900% due 01/15/27	575,000	518,185
Sprint Capital Corp. 6.875% due 11/15/28	357,000	378,739
Sprint LLC 7.625% due 03/01/26	244,000	253,680
T-Mobile USA, Inc. 5.050% due 07/15/33	895,000	879,175
Verizon Communications, Inc.
2.650% due 11/20/40	2,046,000	1,424,113
3.700% due 03/22/61	600,000	436,708
5.050% due 05/09/33	1,255,000	1,241,701

	Principal Amount	Value
Walt Disney Co. 2.650% due 01/13/31	$600,000	$522,586

		22,003,852

Consumer, Cyclical - 2.3%
7-Eleven, Inc.
1.800% due 02/10/31 ~	1,780,000	1,408,603
2.500% due 02/10/41 ~	283,000	189,643
Alimentation Couche-Tard, Inc. (Canada) 3.625% due 05/13/51 ~	875,000	602,082
American Airlines Pass-Through Trust Class A 3.650% due 12/15/29	1,129,140	972,081
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	1,449,760	1,300,915
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	2,159,255	1,884,558
Delta Air Lines Pass-Through Trust Class A 2.500% due 12/10/29	1,858,025	1,603,518
Delta Air Lines Pass-Through Trust Class B 4.250% due 01/30/25	475,742	474,381
General Motors Financial Co., Inc.
1.200% due 10/15/24	1,600,000	1,505,879
2.700% due 06/10/31	230,000	183,596
3.800% due 04/07/25	390,000	376,328
Hasbro, Inc. 3.900% due 11/19/29	682,000	616,736
Home Depot, Inc. 4.950% due 09/15/52	625,000	621,236
Hyundai Capital America
1.300% due 01/08/26 ~	1,825,000	1,633,765
1.800% due 01/10/28 ~	395,000	333,302
2.650% due 02/10/25 ~	600,000	568,963
5.650% due 06/26/26 ~	3,024,000	3,006,839
JetBlue Pass-Through Trust Class B 7.750% due 05/15/30	1,056,989	1,061,832
Lear Corp. 2.600% due 01/15/32	265,000	206,074
Lowe’s Cos., Inc. 4.500% due 04/15/30	1,000,000	972,839
MDC Holdings, Inc. 2.500% due 01/15/31	530,000	416,959
O’Reilly Automotive, Inc. 3.900% due 06/01/29	1,135,000	1,065,639
Starbucks Corp.
2.550% due 11/15/30	2,000,000	1,704,933
3.350% due 03/12/50	565,000	414,856
4.800% due 02/15/33	1,200,000	1,185,757
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	791,000	693,529
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30	453,926	385,240
3.700% due 09/01/31	1,188,261	1,031,327
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27	1,155,723	1,072,769
3.650% due 07/07/27	1,738,148	1,601,916
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,352,580

		30,448,675

Consumer, Non-Cyclical - 3.4%
AbbVie, Inc.
3.200% due 11/21/29	1,675,000	1,515,732
4.050% due 11/21/39	2,120,000	1,846,863
4.250% due 11/21/49	910,000	786,032
Altria Group, Inc. 2.450% due 02/04/32	835,000	651,638

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Amgen, Inc.
3.150% due 02/21/40	$1,125,000	$861,203
5.250% due 03/02/33	995,000	996,744
5.600% due 03/02/43	500,000	501,856
5.650% due 03/02/53	535,000	542,185
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	235,175
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	540,000	400,345
BAT Capital Corp. (United Kingdom) 2.259% due 03/25/28	3,125,000	2,680,500
Bon Secours Mercy Health, Inc. 3.205% due 06/01/50	700,000	488,955
Boston Scientific Corp.
4.550% due 03/01/39	167,000	155,712
6.500% due 11/15/35	215,000	240,633
Bristol-Myers Squibb Co. 4.125% due 06/15/39	1,000,000	912,672
Bunge Ltd. Finance Corp. 2.750% due 05/14/31	805,000	676,135
CommonSpirit Health
2.782% due 10/01/30	1,065,000	896,116
3.910% due 10/01/50	650,000	503,122
CVS Health Corp.
4.875% due 07/20/35	850,000	808,360
5.050% due 03/25/48	430,000	396,656
5.250% due 02/21/33	900,000	896,900
CVS Pass-Through Trust 4.163% due 08/11/36 ~	478,253	412,956
DH Europe Finance II SARL 3.250% due 11/15/39	285,000	231,950
Element Fleet Management Corp. (Canada) 6.271% due 06/26/26 ~	535,000	533,448
Elevance Health, Inc. 2.250% due 05/15/30	1,135,000	951,569
Gilead Sciences, Inc.
1.650% due 10/01/30	1,125,000	918,796
2.600% due 10/01/40	675,000	489,350
Global Payments, Inc.
3.200% due 08/15/29	1,234,000	1,073,521
5.300% due 08/15/29	285,000	277,914
Haleon US Capital LLC 3.375% due 03/24/29	300,000	272,797
HCA, Inc.
5.250% due 06/15/26	2,430,000	2,404,294
5.500% due 06/15/47	700,000	660,190
Kellogg Co. 5.250% due 03/01/33	775,000	779,024
Keurig Dr Pepper, Inc. 3.200% due 05/01/30	400,000	358,982
Kraft Heinz Foods Co.
4.375% due 06/01/46	360,000	306,195
4.625% due 10/01/39	640,000	578,974
Kroger Co. 1.700% due 01/15/31	1,300,000	1,020,277
MedStar Health, Inc. 3.626% due 08/15/49	520,000	393,650
Merck & Co., Inc.
5.000% due 05/17/53	530,000	537,325
5.150% due 05/17/63	410,000	419,137
MultiCare Health System 2.803% due 08/15/50	560,000	340,777
MyMichigan Health 3.409% due 06/01/50	1,000,000	716,546
Nationwide Children’s Hospital, Inc. 4.556% due 11/01/52	150,000	139,130
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	442,572
Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/33	505,000	503,294
5.300% due 05/19/53	1,245,000	1,295,380

	Principal Amount	Value
Piedmont Healthcare, Inc. 2.864% due 01/01/52	$515,000	$333,042
Quanta Services, Inc. 2.350% due 01/15/32	890,000	701,009
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/30	1,125,000	897,286
Royalty Pharma PLC 2.150% due 09/02/31	84,000	65,887
S&P Global, Inc. 2.700% due 03/01/29	853,000	768,346
Smithfield Foods, Inc. 3.000% due 10/15/30 ~	1,025,000	804,426
Takeda Pharmaceutical Co. Ltd. (Japan) 3.025% due 07/09/40	1,695,000	1,284,253
Thermo Fisher Scientific, Inc. 2.000% due 10/15/31	835,000	681,820
Triton Container International Ltd. (Bermuda) 2.050% due 04/15/26 ~	1,100,000	960,818
Tyson Foods, Inc. 3.550% due 06/02/27	850,000	798,923
UnitedHealth Group, Inc.
2.750% due 05/15/40	945,000	702,747
3.250% due 05/15/51	525,000	392,176
5.875% due 02/15/53	420,000	466,957
University of Miami 4.063% due 04/01/52	240,000	203,998
Verisk Analytics, Inc. 5.750% due 04/01/33	660,000	691,615
Viatris, Inc. 3.850% due 06/22/40	340,000	235,233
Zoetis, Inc. 5.600% due 11/16/32	715,000	747,657

		43,787,775

Energy - 1.6%
Aker BP ASA (Norway) 2.000% due 07/15/26 ~	207,000	185,989
BG Energy Capital PLC (United Kingdom) 5.125% due 10/15/41 ~	280,000	263,141
Boardwalk Pipelines LP 4.450% due 07/15/27	480,000	458,463
BP Capital Markets America, Inc.
3.633% due 04/06/30	1,685,000	1,567,778
4.812% due 02/13/33	860,000	847,907
Coterra Energy, Inc. 3.900% due 05/15/27	495,000	466,895
DT Midstream, Inc. 4.300% due 04/15/32 ~	790,000	684,904
Enbridge, Inc. (Canada) 5.700% due 03/08/33	700,000	709,931
Energy Transfer LP
3.900% due 07/15/26	2,470,000	2,348,828
4.150% due 09/15/29	605,000	557,318
6.100% due 02/15/42	455,000	430,969
Enterprise Products Operating LLC 3.700% due 02/15/26	740,000	713,867
Exxon Mobil Corp. 4.114% due 03/01/46	1,060,000	933,705
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	475,000	378,284
4.317% due 12/30/39 ~	335,000	242,539
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.940% due 09/30/40 ~	522,418	420,391
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,548,498
HF Sinclair Corp. 5.875% due 04/01/26	842,000	846,084
Kinder Morgan, Inc. 5.050% due 02/15/46	310,000	265,277

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
MPLX LP 4.500% due 04/15/38	$580,000	$499,848
NGPL PipeCo LLC 3.250% due 07/15/31 ~	860,000	709,932
Phillips 66 Co.
3.550% due 10/01/26	560,000	525,685
5.300% due 06/30/33	620,000	618,541
Pioneer Natural Resources Co. 1.900% due 08/15/30	760,000	616,390
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	300,000	285,468
5.625% due 03/01/25	1,130,000	1,126,051
Saudi Arabian Oil Co. (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	183,033
Shell International Finance BV (Netherlands) 2.375% due 11/07/29	1,135,000	992,516
Suncor Energy, Inc. (Canada) 5.950% due 12/01/34	690,000	693,406
Targa Resources Corp. 4.200% due 02/01/33	190,000	168,326
TotalEnergies Capital International SA (France) 2.986% due 06/29/41	1,130,000	861,274

		21,151,238

Financial - 10.4%

ABN AMRO Bank NV (Netherlands) 2.470% due 12/13/29 ~	400,000	335,269
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	470,000	420,143
3.300% due 01/30/32	550,000	450,219
6.500% due 07/15/25	300,000	301,679
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	600,000	586,411
Air Lease Corp.
2.875% due 01/15/26	610,000	564,641
3.375% due 07/01/25	2,555,000	2,423,053
Alexandria Real Estate Equities, Inc. REIT 3.375% due 08/15/31	1,130,000	969,117
American International Group, Inc. 4.375% due 06/30/50	770,000	651,340
American Tower Corp. REIT
2.950% due 01/15/51	229,000	144,693
3.100% due 06/15/50	351,000	229,492
Athene Global Funding
0.950% due 01/08/24 ~	772,000	749,268
1.450% due 01/08/26 ~	905,000	794,385
2.500% due 01/14/25 ~	1,418,000	1,325,459
2.500% due 03/24/28 ~	885,000	748,701
Australia & New Zealand Banking Group Ltd. (Australia) 4.400% due 05/19/26 ~	1,140,000	1,082,761
Aviation Capital Group LLC 5.500% due 12/15/24 ~	1,000,000	979,351
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	305,000	271,294
2.528% due 11/18/27 ~	5,605,000	4,731,636
4.250% due 04/15/26 ~	765,000	713,212
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	173,778
1.849% due 03/25/26	2,000,000	1,790,778
5.147% due 08/18/25	400,000	393,072
Bank of America Corp.
1.197% due 10/24/26	1,385,000	1,246,779
2.676% due 06/19/41	1,900,000	1,335,279
3.705% due 04/24/28	6,445,000	6,045,341
4.376% due 04/27/28	740,000	710,976
5.080% due 01/20/27	900,000	886,495

	Principal Amount	Value
5.202% due 04/25/29	$1,060,000	$1,049,078
5.288% due 04/25/34	1,460,000	1,447,088
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~	1,212,000	1,049,713
6.253% due 09/16/26 ~	903,000	897,371
Bank of Montreal (Canada) 5.300% due 06/05/26	750,000	748,356
Bank of Nova Scotia (Canada) 4.850% due 02/01/30	1,081,000	1,044,008
Banque Federative du Credit Mutuel SA (France) 1.604% due 10/04/26 ~	1,365,000	1,205,934
Barclays PLC (United Kingdom)
1.007% due 12/10/24	1,341,000	1,307,581
2.894% due 11/24/32	358,000	282,000
6.224% due 05/09/34	945,000	941,870
Berkshire Hathaway Finance Corp. 3.850% due 03/15/52	1,285,000	1,063,404
BNP Paribas SA (France)
1.904% due 09/30/28 ~	550,000	469,022
2.159% due 09/15/29 ~	874,000	728,700
BPCE SA (France)
1.652% due 10/06/26 ~	1,670,000	1,498,572
3.116% due 10/19/32 ~	660,000	510,095
5.975% due 01/18/27 ~	1,810,000	1,793,795
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	400,000	336,595
2.500% due 08/16/31	260,000	202,152
4.125% due 05/15/29	600,000	536,046
Brookfield Finance, Inc. (Canada) 3.500% due 03/30/51	1,200,000	796,443
Brown & Brown, Inc. 2.375% due 03/15/31	1,125,000	907,591
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	975,639
Capital One Financial Corp. 3.800% due 01/31/28	1,930,000	1,775,216
Citigroup, Inc.
2.520% due 11/03/32	225,000	181,411
3.057% due 01/25/33	1,909,000	1,594,652
3.520% due 10/27/28	1,140,000	1,059,700
Commonwealth Bank of Australia (Australia) 3.305% due 03/11/41 ~	660,000	461,117
Corebridge Financial, Inc.
3.650% due 04/05/27	985,000	920,559
3.850% due 04/05/29	270,000	243,194
Credit Agricole Corporate & Investment Bank SA (France) due 07/05/26 # ~	565,000	564,368
due 07/05/33 # ~	290,000	291,959
Credit Agricole SA (France)
2.811% due 01/11/41 ~	250,000	165,427
4.375% due 03/17/25 ~	1,125,000	1,084,222
Credit Suisse AG (Switzerland)
1.250% due 08/07/26	1,175,000	1,012,383
3.700% due 02/21/25	500,000	478,107
7.950% due 01/09/25	1,117,000	1,140,227
Crown Castle, Inc. REIT 2.900% due 04/01/41	2,000,000	1,404,884
Danske Bank AS (Denmark) 6.466% due 01/09/26 ~	460,000	459,157
Deutsche Bank AG (Germany)
2.129% due 11/24/26	1,220,000	1,086,022
6.720% due 01/18/29	365,000	365,803
DNB Bank ASA (Norway) 1.605% due 03/30/28 ~	805,000	695,281
Empower Finance 2020 LP (Canada) 3.075% due 09/17/51 ~	625,000	403,754

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Equinix, Inc. REIT 2.900% due 11/18/26	$840,000	$770,934
F&G Global Funding 1.750% due 06/30/26 ~	460,000	407,660
Federal Realty OP LP REIT 1.250% due 02/15/26	785,000	701,481
Federation des Caisses Desjardins du Quebec (Canada)
4.400% due 08/23/25 ~	745,000	720,015
5.700% due 03/14/28 ~	800,000	799,346
Goldman Sachs Group, Inc.
1.431% due 03/09/27	925,000	826,953
1.948% due 10/21/27	2,713,000	2,414,311
2.640% due 02/24/28	716,000	650,207
3.691% due 06/05/28	1,785,000	1,678,249
4.250% due 10/21/25	1,850,000	1,783,691
Healthcare Realty Holdings LP REIT 2.000% due 03/15/31	1,125,000	864,684
Healthpeak OP LLC REIT
2.125% due 12/01/28	813,000	686,078
2.875% due 01/15/31	1,130,000	956,018
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28	4,175,000	3,580,899
2.206% due 08/17/29	495,000	414,572
Huntington National Bank 5.650% due 01/10/30	1,293,000	1,235,890
ING Groep NV (Netherlands) 1.726% due 04/01/27	675,000	601,631
KeyCorp 4.789% due 06/01/33	115,000	96,463
Life Storage LP REIT 2.400% due 10/15/31	1,230,000	976,340
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27	590,000	522,314
4.716% due 08/11/26	1,150,000	1,117,924
LSEGA Financing PLC (United Kingdom) 2.000% due 04/06/28 ~	1,160,000	995,685
Macquarie Group Ltd. (Australia)
1.340% due 01/12/27 ~	1,075,000	957,397
2.871% due 01/14/33 ~	600,000	479,760
6.207% due 11/22/24 ~	2,736,000	2,733,922
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.538% due 07/20/27	500,000	441,585
3.741% due 03/07/29	2,065,000	1,887,683
5.242% due 04/19/29	210,000	206,771
5.441% due 02/22/34	560,000	558,314
Mizuho Financial Group, Inc. (Japan) due 07/06/29 #	2,440,000	2,447,597
1.234% due 05/22/27	515,000	452,808
Morgan Stanley
2.475% due 01/21/28	1,600,000	1,445,142
3.217% due 04/22/42	805,000	611,403
4.457% due 04/22/39	855,000	762,438
5.123% due 02/01/29	440,000	434,207
5.164% due 04/20/29	1,110,000	1,097,276
Nasdaq, Inc. 5.550% due 02/15/34	295,000	296,294
Natwest Group PLC (United Kingdom)
4.445% due 05/08/30	515,000	473,847
4.892% due 05/18/29	1,400,000	1,333,248
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	1,000,000	877,599
New York Life Insurance Co. 3.750% due 05/15/50 ~	1,140,000	872,347
Nordea Bank Abp (Finland) 5.375% due 09/22/27 ~	580,000	573,037
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	490,000	418,709

	Principal Amount	Value
Physicians Realty LP REIT 2.625% due 11/01/31	$315,000	$245,592
PNC Financial Services Group, Inc. 5.068% due 01/24/34	503,000	482,536
Public Storage REIT
1.950% due 11/09/28	382,000	327,970
2.250% due 11/09/31	320,000	261,737
Realty Income Corp. REIT
1.800% due 03/15/33	705,000	514,375
4.850% due 03/15/30	810,000	784,160
Sabra Health Care LP REIT 3.200% due 12/01/31	515,000	384,785
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	1,000,000	890,948
1.673% due 06/14/27	560,000	482,895
6.534% due 01/10/29	1,400,000	1,411,047
6.833% due 11/21/26	706,000	708,011
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	1,225,000	1,162,096
Societe Generale SA (France)
1.792% due 06/09/27 ~	455,000	398,075
4.250% due 04/14/25 ~	1,935,000	1,846,058
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,520,000	2,423,776
1.456% due 01/14/27 ~	565,000	501,267
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.520% due 01/13/28	1,600,000	1,607,642
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	555,000	384,644
Truist Financial Corp.
5.122% due 01/26/34	520,000	492,964
6.047% due 06/08/27	470,000	470,407
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~	940,000	823,598
2.593% due 09/11/25 ~	339,000	323,265
3.091% due 05/14/32 ~	745,000	602,961
3.869% due 01/12/29 ~	1,115,000	1,008,954
4.282% due 01/09/28 ~	1,135,000	1,049,875
UDR, Inc. REIT
1.900% due 03/15/33	185,000	135,572
2.100% due 08/01/32	1,130,000	860,169
UniCredit SpA (Italy)
1.982% due 06/03/27 ~	1,440,000	1,269,330
5.861% due 06/19/32 ~	315,000	286,591
Wells Fargo & Co.
2.393% due 06/02/28	1,600,000	1,426,937
4.611% due 04/25/53	780,000	684,712
Welltower OP LLC REIT 2.800% due 06/01/31	1,200,000	993,069
Westpac Banking Corp. (Australia)
3.133% due 11/18/41	541,000	367,191
5.405% due 08/10/33	780,000	739,572
WP Carey, Inc. REIT
2.250% due 04/01/33	325,000	244,319
2.400% due 02/01/31	1,130,000	909,564

		135,902,511

Industrial - 1.2%

BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	935,000	846,359
Boeing Co.
2.700% due 02/01/27	2,115,000	1,934,256
2.750% due 02/01/26	162,000	150,925
3.100% due 05/01/26	2,537,000	2,384,577
Canadian Pacific Railway Co. (Canada) 4.700% due 05/01/48	1,500,000	1,366,767

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
CRH America, Inc. (Ireland) 3.875% due 05/18/25 ~	$450,000	$433,521
CSX Corp. 3.800% due 11/01/46	1,000,000	805,105
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	529,704
Masco Corp. 2.000% due 10/01/30	1,125,000	889,685
Norfolk Southern Corp. 3.050% due 05/15/50	400,000	277,157
Northrop Grumman Corp. 3.850% due 04/15/45	1,120,000	914,001
Otis Worldwide Corp. 3.112% due 02/15/40	500,000	386,667
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.200% due 11/15/25 ~	1,365,000	1,214,738
Raytheon Technologies Corp.
2.250% due 07/01/30	975,000	823,053
3.750% due 11/01/46	1,530,000	1,234,461
5.150% due 02/27/33	604,000	612,521
Siemens Financieringsmaatschappij NV (Germany) 3.300% due 09/15/46 ~	860,000	667,421
Union Pacific Corp. 3.550% due 08/15/39	765,000	643,559

		16,114,477

Technology - 1.6%

Analog Devices, Inc. 2.800% due 10/01/41	259,000	192,558
Apple, Inc. 3.950% due 08/08/52	2,000,000	1,764,142
Broadcom, Inc.
1.950% due 02/15/28 ~	2,800,000	2,423,385
3.187% due 11/15/36 ~	148,000	111,935
CGI, Inc. (Canada) 2.300% due 09/14/31	925,000	725,689
Dell International LLC/EMC Corp. 6.200% due 07/15/30	695,000	722,590
Intel Corp.
4.900% due 08/05/52	780,000	720,552
5.625% due 02/10/43	160,000	162,596
5.700% due 02/10/53	270,000	274,865
KLA Corp. 3.300% due 03/01/50	1,455,000	1,092,589
Leidos, Inc. 2.300% due 02/15/31	1,185,000	934,483
Microchip Technology, Inc. 0.983% due 09/01/24	186,000	175,757
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31	1,870,000	1,524,995
3.250% due 05/11/41	895,000	652,203
Oracle Corp.
3.800% due 11/15/37	575,000	470,466
3.950% due 03/25/51	645,000	488,064
4.900% due 02/06/33	850,000	825,410
5.550% due 02/06/53	600,000	581,440
QUALCOMM, Inc. 4.500% due 05/20/52	300,000	273,244
Roper Technologies, Inc. 1.750% due 02/15/31	825,000	654,836
Take-Two Interactive Software, Inc. 3.700% due 04/14/27	886,000	839,317
Texas Instruments, Inc. 5.050% due 05/18/63	670,000	671,901
TSMC Global Ltd. (Taiwan) 1.375% due 09/28/30 ~	1,385,000	1,087,041

	Principal Amount	Value
VMware, Inc.
1.400% due 08/15/26	$1,028,000	$908,271
4.700% due 05/15/30	2,415,000	2,306,325

		20,584,654

Utilities - 3.0%

Alexander Funding Trust 1.841% due 11/15/23 ~	800,000	782,578
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	450,000	436,424
Atmos Energy Corp. 1.500% due 01/15/31	705,000	554,356
Baltimore Gas & Electric Co. 5.400% due 06/01/53	930,000	945,991
CenterPoint Energy Resources Corp. 1.750% due 10/01/30	560,000	449,478
Commonwealth Edison Co. 3.650% due 06/15/46	1,300,000	1,018,906
Constellation Energy Generation LLC
3.250% due 06/01/25	2,330,000	2,219,044
5.800% due 03/01/33	819,000	838,824
Consumers Energy Co. 3.250% due 08/15/46	265,000	195,937
Dominion Energy, Inc. 3.300% due 04/15/41	1,000,000	744,060
DTE Electric Co. 3.250% due 04/01/51	500,000	362,459
DTE Energy Co. 4.875% due 06/01/28	750,000	734,207
Duke Energy Corp. 3.750% due 09/01/46	1,500,000	1,136,298
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	283,514
Duquesne Light Holdings, Inc. 2.775% due 01/07/32 ~	800,000	625,547
Edison International 5.750% due 06/15/27	255,000	255,180
Emera US Finance LP (Canada) 4.750% due 06/15/46	550,000	446,974
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	622,098
Entergy Louisiana LLC
2.900% due 03/15/51	260,000	171,864
4.000% due 03/15/33	430,000	390,695
Entergy Mississippi LLC 5.000% due 09/01/33	1,115,000	1,094,782
Evergy, Inc. 2.900% due 09/15/29	1,160,000	1,013,334
Eversource Energy 5.125% due 05/15/33	755,000	744,581
Fells Point Funding Trust 3.046% due 01/31/27 ~	1,370,000	1,260,325
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	525,000	438,671
Fortis, Inc. (Canada) 3.055% due 10/04/26	750,000	691,408
ITC Holdings Corp.
2.950% due 05/14/30 ~	360,000	309,920
4.950% due 09/22/27 ~	1,792,000	1,765,418
Jersey Central Power & Light Co. 4.300% due 01/15/26 ~	1,130,000	1,093,591
NRG Energy, Inc.
2.000% due 12/02/25 ~	430,000	386,022
2.450% due 12/02/27 ~	1,020,000	860,433
Ohio Power Co. 5.000% due 06/01/33	825,000	810,167
Pacific Gas and Electric Co.
1.700% due 11/15/23	420,000	412,855
2.950% due 03/01/26	1,490,000	1,365,643
3.450% due 07/01/25	475,000	448,712

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.750% due 08/15/42	$191,000	$132,359
4.300% due 03/15/45	325,000	232,411
6.400% due 06/15/33	765,000	761,349
PacifiCorp
4.150% due 02/15/50	450,000	348,572
5.500% due 05/15/54	29,000	27,248
PG&E Recovery Funding LLC 5.536% due 07/15/49	975,000	1,018,652
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38	325,000	309,661
5.099% due 06/01/54	415,000	420,395
5.212% due 12/01/49	225,000	224,817
Public Service Co. of Oklahoma 5.250% due 01/15/33	930,000	925,960
Puget Energy, Inc. 2.379% due 06/15/28	330,000	284,892
San Diego Gas & Electric Co. 2.950% due 08/15/51	1,100,000	746,056
SCE Recovery Funding LLC
4.697% due 06/15/42	595,000	580,077
5.112% due 12/14/49	240,000	237,465
Sigeco Securitization I LLC 5.026% due 11/15/38	604,000	603,754
Southern California Edison Co.
1.200% due 02/01/26	540,000	482,638
4.125% due 03/01/48	1,290,000	1,048,369
5.875% due 12/01/53	841,000	858,581
Southern California Gas Co. 6.350% due 11/15/52	600,000	665,752
Southern Co. Gas Capital Corp. 4.400% due 06/01/43	1,000,000	828,910
Southern Power Co. 5.150% due 09/15/41	895,000	839,846
Union Electric Co. 3.900% due 04/01/52	520,000	425,130
Vistra Operations Co. LLC 4.875% due 05/13/24 ~	1,063,000	1,043,477
WEC Energy Group, Inc. 1.375% due 10/15/27	615,000	525,664

		39,482,331

Total Corporate Bonds & Notes (Cost $380,465,629)		338,050,781

MORTGAGE-BACKED SECURITIES - 31.1%

Collateralized Mortgage Obligations - Commercial - 3.2%

ACRE Commercial Mortgage Ltd. CLO
6.035% (SOFR + 0.944%) due 12/18/37 § ~	970,947	958,544
6.605% (SOFR + 1.514%) due 12/18/37 § ~	1,198,000	1,125,015
BAMLL RE-Remic Trust 1.976% due 11/26/47 § ~	1,955,000	1,801,944
BPR Trust 6.512% (SOFR + 1.364%) due 02/15/29 § ~	1,790,000	1,757,352
Commercial Mortgage Trust 2.399% due 01/10/38 § ~	1,900,000	1,543,289
Fannie Mae
1.764% due 11/25/31 §	3,500,000	2,831,809
2.680% due 06/25/32 §	4,798,000	4,139,004
Freddie Mac 6.867% (SOFR + 1.800%) due 07/25/41 § ~	3,638,481	3,381,117
Freddie Mac (IO)
1.291% due 11/25/30 §	18,945,000	1,372,421
1.306% due 10/25/30 §	15,300,000	1,092,062
1.467% due 12/25/29 §	8,830,000	529,907

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates
1.981% due 12/25/31 §	$3,800,000	$3,111,151
2.920% due 06/25/32	2,100,000	1,860,394
3.820% due 12/25/32 §	2,900,000	2,756,025
FREMF Mortgage Trust
3.690% due 01/25/26 § ~	2,100,000	1,771,157
4.010% due 01/25/50 § ~	2,385,000	2,231,351
4.191% due 04/25/48 § ~	2,000,000	1,898,785
4.282% due 08/25/47 § ~	2,000,000	1,945,365
FRR RE REMIC Trust 0.301% due 10/27/46 § ~	688,008	683,675
MHC Commercial Mortgage Trust 7.362% (SOFR + 2.215%) due 04/15/38 § ~	750,000	729,183
PFP Ltd. (Cayman) 6.558% (USD LIBOR + 1.400%) due 04/14/38 § ~	1,570,922	1,487,466
SLG Office Trust 2.585% due 07/15/41 ~	2,470,000	1,985,793
Wells Fargo Commercial Mortgage Trust 6.343% (USD LIBOR + 1.150%) due 02/15/40 § ~	1,099,916	1,036,814

		42,029,623

Collateralized Mortgage Obligations - Residential - 4.2%

Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	1,247,969	1,177,250
Anchor Mortgage Trust 2.600% due 10/25/26 ~	1,301,275	1,240,683
ANTLR Mortgage Trust 2.115% due 11/25/24 § ~	1,416,672	1,406,160
CFMT LLC 1.374% due 02/25/31 § ~	3,815,000	3,579,888
Credit Suisse Mortgage Trust 3.023% due 08/25/60 § ~	1,503,117	1,465,624
CSMC Trust 1.668% due 09/27/60 § ~	2,479,978	2,289,861
Fannie Mae REMICS 3.500% due 11/25/57	3,926,826	3,670,793
Freddie Mac REMICS
1.500% due 01/25/51	2,815,330	2,209,833
2.000% due 12/25/51	2,317,691	1,990,367
3.500% due 01/15/48	4,819,592	4,302,877
Government National Mortgage Association
4.655% (USD LIBOR + 1.280%) due 02/20/71 §	3,213,523	3,231,143
6.374% (USD LIBOR + 1.280%) due 01/20/71 §	4,759,359	4,755,273
Government National Mortgage Association (IO) 0.103% due 03/20/71 §	40,504,854	748,684
LHOME Mortgage Trust 2.090% due 02/25/26 § ~	539,090	531,978
PRPM LLC
2.115% due 01/25/26 § ~	1,312,205	1,228,905
2.115% due 03/25/26 § ~	863,940	818,835
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60	5,283,760	4,322,311
3.000% due 05/25/60	10,346,331	9,335,116
3.250% due 11/25/61	1,648,874	1,439,504
3.500% due 11/25/57	2,367,280	2,112,553
Towd Point Mortgage Trust
2.918% due 11/30/60 § ~	3,293,987	2,710,111
4.000% due 11/25/47 § ~	751,769	695,814

		55,263,563

Fannie Mae - 16.3%

0.970% due 07/01/27	5,617,062	4,857,191
1.090% due 04/01/28	2,881,620	2,457,720
1.275% due 04/01/30	3,612,602	2,931,990

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
1.370% due 03/01/30	$3,584,150	$2,947,878
1.410% due 12/01/30	10,170,000	8,108,943
1.440% due 01/01/31	1,400,000	1,116,701
1.460% due 12/01/30	5,000,000	4,002,560
1.560% due 01/01/31	2,700,000	2,174,396
1.754% due 03/01/32 §	3,298,286	2,662,815
1.815% due 01/01/31	1,015,804	845,257
1.870% due 05/01/31	6,400,000	5,251,054
1.960% due 09/01/33	3,750,000	2,979,402
2.010% due 01/01/32	2,200,000	1,814,233
2.140% due 12/01/33	2,550,000	2,096,001
2.160% due 12/01/33	3,100,000	2,552,678
2.290% due 01/01/37	4,006,670	3,205,638
2.320% due 02/01/35	1,912,000	1,533,159
2.500% due 11/01/51 - 03/01/62	12,610,620	10,542,754
2.510% due 10/01/30	2,730,000	2,372,613
2.550% due 10/01/30	905,000	796,210
3.000% due 05/01/47 - 06/01/62	27,803,179	24,535,568
3.040% due 07/01/32	2,987,622	2,670,169
3.080% due 05/01/32	1,875,000	1,680,823
3.140% due 07/01/32	1,710,000	1,552,077
3.190% due 07/01/33	1,764,199	1,597,442
3.260% due 02/01/31	800,000	730,386
3.500% due 01/01/50 - 03/01/61	9,392,906	8,629,993
3.510% due 09/01/32	5,000,000	4,629,696
3.540% due 10/01/32	2,686,778	2,500,976
3.610% due 01/01/37	2,506,861	2,353,398
3.650% due 10/01/32	4,566,000	4,275,627
3.670% due 09/01/32	546,000	508,782
3.700% due 10/01/32	3,958,878	3,723,481
3.730% due 10/01/32	4,916,406	4,633,814
3.750% due 09/01/32	2,610,000	2,466,697
3.790% due 12/01/30	2,610,000	2,468,917
3.800% due 09/01/32	2,210,061	2,095,015
3.805% due 11/01/32	1,470,000	1,393,941
3.810% due 10/01/32	3,930,000	3,728,139
3.830% due 09/01/32	2,500,000	2,375,552
3.870% due 03/01/30	4,592,000	4,404,488
3.895% due 02/01/33	3,600,000	3,439,173
3.910% due 08/01/32	1,300,000	1,239,384
4.000% due 10/01/43 - 04/01/52	4,174,883	3,957,904
4.090% due 09/01/31 - 02/01/34	4,484,000	4,284,152
4.100% due 06/01/33	4,000,000	3,885,776
4.210% due 02/01/33	3,000,000	2,940,376
4.510% due 10/01/32	4,160,000	4,162,325
4.550% due 10/01/32	1,030,000	1,035,359
4.600% due 10/01/32	4,000,000	4,033,993
4.900% due 12/01/32	3,045,000	3,117,870
5.000% due 12/01/49 - 12/01/61	21,510,975	21,244,565
5.500% due 09/01/52 - 05/01/58	7,693,264	7,782,894
6.000% due 12/01/61	2,789,847	2,928,242

		212,256,187

Freddie Mac - 1.0%
2.500% due 07/01/50	3,774,528	3,226,711
3.000% due 10/01/51 - 02/01/52	4,733,791	4,205,520
3.500% due 04/01/37	1,204,912	1,140,940
3.700% due 06/01/34	5,000,000	4,676,768

		13,249,939

Government National Mortgage Association - 6.4%
2.500% due 10/20/45 - 10/20/50	2,977,476	2,566,788
2.808% due 07/20/71 §	2,434,338	2,080,385
2.931% due 10/20/70 §	1,876,462	1,634,250
3.000% due 08/20/50 - 03/20/52	4,943,783	4,423,083
3.075% due 09/20/70 §	5,700,294	4,984,264
3.093% due 12/20/71 §	2,959,898	2,558,328
3.500% due 10/20/50 - 03/20/52	17,815,651	16,450,467
4.000% due 12/20/51 - 03/20/52	4,655,401	4,394,192
4.500% due 07/20/52 - 09/20/52	9,979,507	9,702,325

	Principal Amount	Value
5.000% due 07/20/52 - 09/15/52	$14,609,596	$14,526,492
5.500% due 09/20/52	1,994,221	1,986,320
6.185% (UST + 1.710%) due 03/20/72 §	2,006,668	2,075,033
6.192% (UST + 1.735%) due 10/20/71 §	2,494,283	2,574,208
6.197% (UST + 1.730%) due 02/20/72 §	1,957,333	2,023,050
6.294% (UST + 1.836%) due 08/20/71 §	2,367,859	2,454,604
6.297% (UST + 1.830%) due 07/20/72 §	3,606,713	3,763,669
6.384% (UST + 1.923%) due 08/20/72 §	4,508,976	4,702,816

		82,900,274

Total Mortgage-Backed Securities (Cost $444,069,243)		405,699,586

ASSET-BACKED SECURITIES - 12.0%
American Credit Acceptance Receivables Trust 5.830% due 10/13/28 ~	1,617,000	1,575,487
American Homes 4 Rent Trust 5.885% due 04/17/52 ~	2,135,000	2,083,605
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	3,060,000	2,793,210
AMSR Trust
2.006% due 11/17/37 ~	2,120,000	1,895,605
2.327% due 10/17/38 ~	1,342,000	1,145,524
2.751% due 06/17/38 § ~	3,650,000	3,003,120
4.000% due 10/17/39 ~	3,000,000	2,556,477
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,036,077
Business Jet Securities LLC 2.918% due 04/15/36 ~	3,879,876	3,440,949
2.981% due 11/15/35 ~	937,604	886,531
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	424,625	360,841
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	1,694,971	1,675,363
Cascade MH Asset Trust
2.708% due 02/25/46 ~	1,420,000	1,100,871
4.250% due 08/25/54 § ~	3,356,509	2,956,248
CFIN Issuer LLC 3.250% due 02/16/26 ~	2,000,000	1,878,988
Consumer Receivables Asset Investment Trust 8.736% (SOFR + 3.750%) due 12/15/24 § ~	453,971	455,883
Continental Finance Credit Card ABS Master Trust
2.240% due 12/15/28 ~	2,170,000	2,078,825
6.190% due 10/15/30 ~	2,870,000	2,756,970
Credit Acceptance Auto Loan Trust
1.640% due 06/17/30 ~	3,815,000	3,543,177
2.730% due 11/15/29 ~	2,500,000	2,466,435
Credito Real USA Auto Receivables Trust 1.350% due 02/16/27 ~	170,693	168,424
Crossroads Asset Trust 1.120% due 06/20/25 ~	340,086	337,809
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,140,961
Diversified Abs Phase VI LLC 7.500% due 11/28/39	1,792,762	1,759,427
Drive Auto Receivables Trust 3.180% due 10/15/26	1,757,939	1,746,194
DT Auto Owner Trust
1.100% due 02/16/27 ~	1,155,000	1,117,483
2.960% due 04/15/25 ~	1,015,160	1,007,368

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Exeter Automobile Receivables Trust 5.980% due 12/15/28	$3,400,000	$3,338,697
FHF Trust 1.270% due 03/15/27 ~	139,338	133,890
FirstKey Homes Trust
2.389% due 08/17/38 ~	5,500,000	4,709,093
5.197% due 05/17/39 ~	915,000	856,767
Flagship Credit Auto Trust
2.180% due 02/16/27 ~	1,762,000	1,634,256
6.000% due 07/17/28 ~	3,148,000	3,078,108
FMC GMSR Issuer Trust
3.620% due 07/25/26 § ~	4,600,000	3,749,094
3.690% due 02/25/24	4,260,000	4,068,769
3.850% due 10/25/26 § ~	2,100,000	1,717,671
4.450% due 01/25/26 § ~	2,700,000	2,322,190
6.190% due 04/25/27 ~	3,000,000	2,773,467
7.900% due 07/25/27 ~	3,000,000	2,955,293
GLS Auto Receivables Issuer Trust
1.140% due 11/17/25 ~	350,832	346,351
1.640% due 10/15/26 ~	425,000	405,355
5.340% due 06/15/28 ~	1,889,000	1,846,661
6.420% due 06/15/28 ~	2,000,000	1,983,710
Goodgreen Trust (Jersey) 5.900% due 01/17/61 ~ ±	2,038,454	1,936,531
Hilton Grand Vacations Trust 4.300% due 01/25/37 ~	1,877,483	1,798,668
Jonah Energy Abs I LLC 7.200% due 12/10/37 ~	1,451,596	1,424,904
Jonah Energy LLC 7.800% due 11/10/37	1,805,292	1,767,381
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	193,334	192,332
LFT CRE Ltd. 7.143% (USD LIBOR + 1.950%) due 06/15/39 § ~	2,590,000	2,353,046
LP LMS Asset Securitization Trust
1.750% due 01/15/29 ~	680,539	668,695
3.228% due 10/15/28	108,762	109,195
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	411,041	408,110
MVW LLC 1.140% due 01/22/41 ~	664,626	597,796
New Residential Mortgage Loan Trust 4.000% due 09/04/39 ~	2,537,000	2,183,315
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~	1,201,436	1,084,769
3.104% due 07/25/26 ~	2,587,024	2,306,705
3.228% due 05/25/26 ~	1,415,388	1,276,092
3.844% due 12/25/25 ~	947,063	880,184
Octane Receivables Trust
2.890% due 03/20/26 ~	2,600,000	2,501,347
6.290% due 07/20/28 ~	2,613,000	2,578,476
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	574,253
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	113,266	113,020
Pagaya AI Technology in Housing Trust 4.250% due 08/25/25 ~	3,000,000	2,838,113
PNMAC GMSR Issuer Trust 9.317% (SOFR + 4.250%) due 05/25/27 § ~	1,730,000	1,731,835
PRET LLC 2.487% due 10/25/51 § ~	3,296,971	3,000,537
Pretium Mortgage Credit Partners I LLC 2.240% due 09/27/60 § ~	1,656,332	1,565,761
Progress Residential Trust
2.106% due 04/17/38 ~	3,250,000	2,818,646
2.409% due 05/17/38 ~	1,570,000	1,358,544
2.425% due 07/17/38 ~	2,530,000	2,185,252

	Principal Amount	Value
2.538% due 05/17/26 ~	$1,650,000	$1,433,166
2.547% due 04/19/38 ~	2,550,000	2,236,427
2.811% due 11/17/40 ~	1,000,000	818,443
5.200% due 04/17/39 ~	1,685,000	1,543,595
Regional Management Issuance Trust
1.680% due 03/17/31 ~	1,217,000	1,126,150
2.420% due 03/17/31 ~	895,000	792,035
3.800% due 10/15/30 ~	2,000,000	1,783,828
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,278,585
Santander Drive Auto Receivables Trust 4.430% due 03/15/27	1,539,000	1,509,282
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	1,829,640
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	498,217	458,975
Tricolor Auto Securitization Trust 1.920% due 05/15/26 ~	725,231	718,671
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	627,392	619,755
Upstart Securitization Trust 5.980% due 08/20/32 ~	2,690,645	2,656,660
VCAT LLC 2.289% due 12/26/50 § ~	1,215,584	1,169,231
VOLT XCII LLC 1.893% due 02/27/51 § ~	576,701	523,671
VOLT XCIII LLC 1.893% due 02/27/51 § ~	2,089,498	1,899,152
VOLT XCIV LLC 2.240% due 02/27/51 § ~	1,455,553	1,344,476
VOLT XCIX LLC 2.116% due 04/25/51 § ~	998,675	910,814
VOLT XCVI LLC 2.116% due 03/27/51 § ~	1,128,391	1,061,460
VOLT XCVII LLC 2.240% due 04/25/51 § ~	1,176,479	1,077,252
Westlake Automobile Receivables Trust
5.480% due 09/15/27 ~	3,300,000	3,209,300
6.680% due 04/17/28 ~	2,900,000	2,885,983

Total Asset-Backed Securities (Cost $167,086,856)		156,027,282

U.S. TREASURY OBLIGATIONS - 29.4%
U.S. Treasury Bonds - 11.2%
1.125% due 08/15/40	6,945,000	4,471,115
1.250% due 05/15/50	127,000	71,485
1.375% due 08/15/50	11,770,000	6,846,140
1.625% due 11/15/50	6,885,000	4,279,592
1.875% due 02/15/41	3,025,000	2,199,151
1.875% due 02/15/51	7,498,800	4,969,127
1.875% due 11/15/51	8,070,000	5,330,613
2.000% due 11/15/41	5,200,000	3,810,016
2.000% due 08/15/51	6,815,000	4,648,043
2.250% due 05/15/41	13,162,000	10,147,336
2.250% due 08/15/46	950,000	694,595
2.375% due 02/15/42	4,790,000	3,731,522
2.375% due 05/15/51	260,000	193,436
2.750% due 08/15/42	5,700,000	4,699,717
2.875% due 08/15/45	4,210,000	3,476,704
2.875% due 05/15/52	21,300,000	17,661,527
3.125% due 02/15/43	368,000	321,137
3.250% due 05/15/42	43,715,000	39,031,006
3.625% due 02/15/53	13,750,000	13,200,000
3.875% due 08/15/40	2,000,000	1,986,055
3.875% due 02/15/43	12,435,000	12,128,011

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.875% due 05/15/43	$260,000	$253,744
4.250% due 05/15/39	2,000,000	2,093,203

		146,243,275

U.S. Treasury Notes - 18.2%
0.250% due 09/30/25	9,755,000	8,837,611
0.375% due 01/31/26	115,000	103,273
0.875% due 06/30/26	600,000	540,738
1.250% due 03/31/28	5,485,000	4,801,625
1.500% due 02/15/30	1,075,000	921,015
1.625% due 05/15/31	565,000	480,294
1.875% due 02/28/27	20,000,000	18,336,719
1.875% due 02/28/29	7,300,000	6,493,293
1.875% due 02/15/32	6,000,000	5,140,664
2.500% due 02/28/26	270,000	255,973
2.625% due 07/31/29	28,130,000	25,991,681
2.750% due 07/31/27	71,080,000	67,026,219
2.875% due 04/30/29	15,475,000	14,515,066
2.875% due 05/15/32	6,175,000	5,726,468
3.125% due 08/31/27	1,925,000	1,841,345
3.125% due 08/31/29	1,900,000	1,805,000
3.250% due 06/30/29	7,400,000	7,081,453
3.500% due 04/30/28	52,000,000	50,535,469
3.500% due 04/30/30	10,800,000	10,487,812
3.500% due 02/15/33	6,500,000	6,332,422

		237,254,140

Total U.S. Treasury Obligations (Cost $429,729,395)		383,497,415

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%
Chile Government (Chile) 2.550% due 01/27/32	272,000	232,903
Mexico Government (Mexico)
2.659% due 05/24/31	596,000	496,947
3.500% due 02/12/34	868,000	729,180
3.750% due 01/11/28	730,000	695,730
4.400% due 02/12/52	475,000	375,690
4.600% due 01/23/46	480,000	400,324
4.875% due 05/19/33	1,000,000	956,060
6.338% due 05/04/53	200,000	204,232
Panama Government (Panama)
3.160% due 01/23/30	480,000	421,442
4.500% due 04/16/50	415,000	322,655
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	338,000	272,705

Total Foreign Government Bonds & Notes (Cost $6,044,857)		5,107,868

	Principal Amount	Value

MUNICIPAL BONDS - 0.3%
California State Build America Bonds 7.350% due 11/01/39	$1,000,000	$1,218,657
Oklahoma Development Finance Authority 4.714% due 05/01/52	445,000	429,513
Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/35	445,000	447,061
5.169% due 04/01/41	745,000	768,186
University of California 3.706% due 05/15/20	675,000	453,108

Total Municipal Bonds (Cost $3,881,351)		3,316,525

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $14,388,704; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $14,670,746)	14,383,071	14,383,071

Total Short-Term Investments (Cost $14,383,071)		14,383,071

TOTAL INVESTMENTS - 100.2% (Cost $1,445,660,402)		1,306,082,528

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,829,617)

NET ASSETS - 100.0%		$1,303,252,911

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	31.1%
U.S. Treasury Obligations	29.4%
Corporate Bonds & Notes	25.9%
Asset-Backed Securities	12.0%
Others (each less than 3.0%)	1.8%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$338,050,781	$-	$338,050,781	$-
	Mortgage-Backed Securities	405,699,586	-	405,699,586	-
	Asset-Backed Securities	156,027,282	-	154,090,751	1,936,531
	U.S. Treasury Obligations	383,497,415	-	383,497,415	-
	Foreign Government Bonds & Notes	5,107,868	-	5,107,868	-
	Municipal Bonds	3,316,525	-	3,316,525	-
	Short-Term Investments	14,383,071	-	14,383,071	-

	Total	$1,306,082,528	$-	$1,304,145,997	$1,936,531

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Energy - 0.0%
Drillco Holdings Luxembourg SA * Ω ± (Luxembourg)	34,769	$717,997

Financial - 0.0%
CBL & Associates Properties, Inc. REIT	9,021	198,823

Total Common Stocks (Cost $820,792)		916,820

	Principal Amount
CORPORATE BONDS & NOTES - 32.8%
Communications - 0.8%
AT&T, Inc. 1.700% due 03/25/26	$3,700,000	3,373,844
Charter Communications Operating LLC/Charter Communications Operating Capital 3.850% due 04/01/61	7,500,000	4,542,619
Level 3 Financing, Inc. 3.400% due 03/01/27 ~	2,000,000	1,699,160
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	2,600,000	1,940,523
Sprint LLC 7.875% due 09/15/23	1,200,000	1,203,978
T-Mobile USA, Inc. 3.375% due 04/15/29	7,200,000	6,508,425

		19,268,549

Consumer, Cyclical - 3.0%
Air Canada Pass-Through Trust (Canada) 3.750% due 06/15/29 ~	1,457,391	1,328,361
Alaska Airlines Pass-Through Trust 4.800% due 02/15/29 ~	5,226,191	5,027,353
American Airlines Pass-Through Trust 2.875% due 01/11/36	4,627,511	3,877,892
American Airlines Pass-Through Trust A 3.250% due 04/15/30	2,090,298	1,773,155
4.000% due 01/15/27	574,351	518,759
American Airlines Pass-Through Trust AA 3.000% due 04/15/30	3,207,543	2,848,183
Daimler Truck Finance North America LLC (Germany) 5.841% (SOFR + 0.750%) due 12/13/24 § ~	6,650,000	6,642,017
Ford Motor Credit Co. LLC
2.748% due 06/14/24	GBP 300,000	364,645
3.021% due 03/06/24	EUR 1,900,000	2,048,463
3.375% due 11/13/25	$2,300,000	2,140,850
Hyatt Hotels Corp. 1.800% due 10/01/24	7,200,000	6,855,733
Hyundai Capital America
1.650% due 09/17/26 ~	7,200,000	6,347,564
5.650% due 06/26/26 ~	3,400,000	3,380,705
JetBlue Pass-Through Trust Class A 4.000% due 05/15/34	7,360,386	6,722,523
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~	5,900,000	4,853,372
3.875% due 09/21/23 ~	3,400,000	3,381,262
Starbucks Corp. 2.550% due 11/15/30	1,100,000	937,714

	Principal Amount	Value
Toyota Motor Credit Corp. 5.810% (SOFR + 0.750%) due 12/11/23 §	$3,300,000	$3,304,490
United Airlines Pass-Through Trust
2.700% due 11/01/33	4,192,767	3,522,779
5.800% due 07/15/37	4,700,000	4,784,015
Volkswagen Group of America Finance LLC (Germany) 4.625% due 11/13/25 ~	1,000,000	975,188

		71,635,023

Consumer, Non-Cyclical - 3.4%
Amgen, Inc. 5.250% due 03/02/33	3,700,000	3,706,485
Bacardi Ltd. (Bermuda) 4.450% due 05/15/25 ~	6,700,000	6,523,941
Bayer US Finance II LLC (Germany) 4.375% due 12/15/28 ~	7,400,000	7,023,422
Becton Dickinson & Co. 1.957% due 02/11/31	7,900,000	6,402,775
Block Financial LLC 3.875% due 08/15/30	6,600,000	5,827,298
CommonSpirit Health 6.073% due 11/01/27	4,200,000	4,283,421
Constellation Brands, Inc. 3.700% due 12/06/26	4,400,000	4,188,089
CVS Health Corp. 2.125% due 09/15/31	3,500,000	2,812,661
CVS Pass-Through Trust 6.943% due 01/10/30	140,334	143,058
Duke University 2.682% due 10/01/44	9,600,000	7,104,642
Elevance Health, Inc. 2.375% due 01/15/25	3,400,000	3,233,575
General Mills, Inc. 6.270% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,002,114
HCA, Inc. 3.375% due 03/15/29 ~	7,300,000	6,495,866
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	6,200,000	5,992,392
3.875% due 07/26/29 ~	3,300,000	2,911,444
Mylan, Inc. 4.200% due 11/29/23	1,500,000	1,489,570
Pfizer Investment Enterprises Pte. Ltd. 4.450% due 05/19/28	4,400,000	4,326,789
Zoetis, Inc. 2.000% due 05/15/30	7,000,000	5,844,242

		79,311,784

Energy - 1.0%
Midwest Connector Capital Co. LLC 3.900% due 04/01/24 ~	4,100,000	4,015,095
Odebrecht Oil & Gas Finance Ltd. (Brazil) 0.000% due 07/31/23 ~	1,012,000	2,631
Petroleos Mexicanos (Mexico) 10.000% due 02/07/33 ~	1,900,000	1,742,056
Pioneer Natural Resources Co. 5.100% due 03/29/26	2,300,000	2,286,962
Rio Oil Finance Trust (Brazil) 9.250% due 07/06/24 ~	464,532	469,052
9.750% due 01/06/27 ~	2,917,254	3,012,211
Sabine Pass Liquefaction LLC 4.500% due 05/15/30	6,800,000	6,470,609
Targa Resources Corp. 5.200% due 07/01/27	6,600,000	6,483,730

		24,482,346

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Financial - 17.1%

AIB Group PLC (Ireland) 7.583% due 10/14/26 ~	$7,500,000	$7,622,117
American Tower Corp. REIT 2.100% due 06/15/30	8,000,000	6,471,638
Aviation Capital Group LLC 4.125% due 08/01/25 ~	6,620,000	6,187,187
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23	2,100,000	2,078,365
1.125% due 09/18/25	3,400,000	3,062,990
Banco Espirito Santo SA (Portugal)
2.625% * y ~	EUR 1,000,000	267,344
4.750% * y ~	5,600,000	1,497,127
Bank of America Corp. 5.015% due 07/22/33	$6,500,000	6,362,210
Bank of Ireland Group PLC (Ireland) 6.253% due 09/16/26 ~	6,400,000	6,360,106
Bank of Montreal (Canada) 4.689% due 07/28/29 ~	5,500,000	5,469,488
Bank of Nova Scotia (Canada) 5.450% due 06/12/25	1,000,000	995,076
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR 900,000	970,757
7.325% due 11/02/26	$4,100,000	4,193,496
7.385% due 11/02/28	4,000,000	4,169,915
BGC Partners, Inc.
3.750% due 10/01/24	700,000	661,268
8.000% due 05/25/28 ~	2,400,000	2,321,293
BNP Paribas SA (France)
1.904% due 09/30/28 ~	3,600,000	3,069,965
3.132% due 01/20/33 ~	7,800,000	6,406,482
Citigroup, Inc.
2.572% due 06/03/31	8,100,000	6,761,556
3.070% due 02/24/28	3,600,000	3,314,900
Commonwealth Bank of Australia (Australia) 2.552% due 03/14/27 ~	2,900,000	2,657,348
Cooperatieve Rabobank UA (Netherlands) 4.655% due 08/22/28 ~	6,700,000	6,417,809
Corebridge Global Funding due 07/02/26 # ~	1,400,000	1,396,304
Credit Suisse AG (Switzerland)
6.500% due 08/08/23 ~	3,200,000	3,188,352
7.500% due 02/15/28	2,000,000	2,126,465
7.950% due 01/09/25	2,000,000	2,041,588
Crown Castle, Inc. REIT
2.250% due 01/15/31	7,900,000	6,445,848
3.700% due 06/15/26	2,277,000	2,164,530
CTP NV (Netherlands) 0.875% due 01/20/26 ~	EUR 2,100,000	1,956,741
CubeSmart LP REIT 2.500% due 02/15/32	$3,200,000	2,535,660
Deutsche Bank AG (Germany) 3.961% due 11/26/25	13,500,000	12,878,718
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	4,001,956
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,085,228
Essex Portfolio LP REIT 3.375% due 04/15/26	3,500,000	3,316,204
Federation des Caisses Desjardins du Quebec (Canada) 4.400% due 08/23/25 ~	7,000,000	6,765,242
FORESEA Holding SA (Luxembourg) 7.500% due 06/15/30 ~ Ω ±	358,998	321,303
GA Global Funding Trust 1.250% due 12/08/23 ~	7,000,000	6,837,644

	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc. REIT 4.000% due 01/15/30	$1,800,000	$1,561,604
Host Hotels & Resorts LP REIT
3.875% due 04/01/24	700,000	688,918
4.000% due 06/15/25	1,350,000	1,298,382
HSBC Holdings PLC (United Kingdom) 7.390% due 11/03/28	8,500,000	8,978,726
HSBC USA, Inc. 5.625% due 03/17/25	4,600,000	4,582,296
Intercontinental Exchange, Inc. 2.100% due 06/15/30	4,400,000	3,673,129
Intesa Sanpaolo SpA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,005,869
JPMorgan Chase & Co.
1.578% due 04/22/27	7,000,000	6,290,977
4.851% due 07/25/28	4,800,000	4,738,710
4.912% due 07/25/33	6,400,000	6,256,390
5.546% due 12/15/25	5,100,000	5,081,006
KBC Group NV (Belgium) 5.796% due 01/19/29 ~	2,600,000	2,584,628
Kilroy Realty LP REIT 4.375% due 10/01/25	2,600,000	2,437,221
Life Storage LP REIT
2.400% due 10/15/31	7,000,000	5,556,406
3.875% due 12/15/27	2,600,000	2,417,193
Lloyds Banking Group PLC (United Kingdom)
4.450% due 05/08/25	4,500,000	4,362,226
4.947% due 06/27/25 ~	EUR 300,000	299,264
Logicor Financing SARL (Luxembourg) 1.625% due 01/17/30 ~	2,300,000	1,859,984
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	$500,000	484,398
MassMutual Global Funding II 5.050% due 12/07/27 ~	4,000,000	3,997,305
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	2,866,800
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.412% due 07/17/25	6,900,000	6,320,618
5.133% due 07/20/33	6,500,000	6,377,789
6.029% (SOFR + 0.940%) due 02/20/26 §	500,000	500,836
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	8,700,000	6,972,431
5.414% due 09/13/28	3,300,000	3,276,215
Morgan Stanley 4.889% due 07/20/33	6,500,000	6,259,583
Natwest Group PLC (United Kingdom) 2.000% due 03/04/25 ~	EUR 4,600,000	4,927,971
NNN REIT, Inc. 3.500% due 10/15/27	$5,600,000	5,146,187
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28	500,000	422,253
2.679% due 07/16/30	6,700,000	5,487,642
5.842% due 01/18/28	1,700,000	1,704,771
6.181% due 01/18/33	2,500,000	2,581,871
Northwestern Mutual Global Funding 4.900% due 06/12/28 ~	3,700,000	3,674,215
Omega Healthcare Investors, Inc. REIT
4.375% due 08/01/23	453,000	452,038
4.750% due 01/15/28	590,000	539,375
Pricoa Global Funding I 4.200% due 08/28/25 ~	4,500,000	4,364,865
Principal Life Global Funding II 5.500% due 06/28/28 ~	6,300,000	6,265,839
Protective Life Global Funding 5.209% due 04/14/26 ~	3,200,000	3,151,577
Public Storage REIT 3.094% due 09/15/27	600,000	560,223

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Regency Centers LP REIT 4.125% due 03/15/28	$3,500,000	$3,274,219
Santander Holdings USA, Inc. 2.490% due 01/06/28	6,025,000	5,209,210
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	7,300,000	6,925,143
Societe Generale SA (France)
3.337% due 01/21/33 ~	8,000,000	6,412,750
4.250% due 09/14/23 ~	7,700,000	7,663,826
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	7,298,461
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~	4,000,000	3,548,792
6.021% (SOFR + 0.930%) due 11/23/25 § ~	5,400,000	5,357,355
STORE Capital Corp. REIT 4.500% due 03/15/28	7,600,000	6,645,325
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.902% due 09/17/28	6,000,000	5,045,949
5.464% due 01/13/26	1,600,000	1,595,486
5.520% due 01/13/28	3,100,000	3,114,807
Synchrony Bank 5.625% due 08/23/27	5,600,000	5,259,865
Synchrony Financial 5.150% due 03/19/29	4,700,000	4,270,671
Tesco Property Finance 4 PLC (United Kingdom) 5.801% due 10/13/40 ~	GBP 184,919	218,876
Tesco Property Finance 5 PLC (United Kingdom) 5.661% due 10/13/41 ~	94,921	110,484
Toronto-Dominion Bank (Canada) 4.701% due 06/05/27 ~	$3,400,000	3,364,140
Truist Financial Corp. 5.900% due 10/28/26	6,000,000	5,949,942
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~	9,100,000	8,234,510
5.711% due 01/12/27 ~	2,800,000	2,773,555
6.537% due 08/12/33 ~	8,500,000	8,712,616
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	8,700,000	8,752,302
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	555,847
Wells Fargo & Co.
2.393% due 06/02/28	$2,200,000	1,962,038
4.808% due 07/25/28	600,000	586,976

		404,231,096

Industrial - 1.5%

AP Moller - Maersk AS (Denmark) 4.500% due 06/20/29 ~	8,600,000	8,274,716
Boeing Co. 1.433% due 02/04/24	3,500,000	3,407,661
Canadian Pacific Railway Co. (Canada) 3.125% due 06/01/26	9,800,000	9,176,175
Fortune Brands Innovations, Inc.
3.250% due 09/15/29	8,200,000	7,174,204
GATX Corp.
4.000% due 06/30/30	7,400,000	6,759,606
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	1,800,000	1,798,579

		36,590,941

Technology - 2.1%

Amdocs Ltd. 2.538% due 06/15/30	4,700,000	3,927,286
Broadcom, Inc. 2.600% due 02/15/33 ~	1,800,000	1,407,975

	Principal Amount	Value
3.137% due 11/15/35 ~	$7,388,000	$5,669,679
3.187% due 11/15/36 ~	2,900,000	2,193,313
3.469% due 04/15/34 ~	3,639,000	2,986,403
Dell International LLC/EMC Corp. 5.850% due 07/15/25	9,200,000	9,238,028
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24	5,900,000	5,858,974
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
3.875% due 06/18/26	4,000,000	3,844,063
Open Text Corp. (Canada) 6.900% due 12/01/27 ~	8,100,000	8,255,034
Oracle Corp.
2.875% due 03/25/31	2,900,000	2,476,599
6.150% due 11/09/29	2,700,000	2,814,018

		48,671,372

Utilities - 3.9%

AES Corp. 5.450% due 06/01/28	4,000,000	3,931,282
DTE Electric Co. 4.050% due 05/15/48	100,000	83,431
Enel Finance America LLC (Italy) 7.100% due 10/14/27 ~	2,900,000	3,049,320
Enel Finance International NV (Italy) 2.250% due 07/12/31 ~	7,500,000	5,881,469
Entergy Louisiana LLC 2.350% due 06/15/32	7,700,000	6,184,046
Evergy, Inc. 2.450% due 09/15/24	8,800,000	8,433,612
National Grid PLC (United Kingdom) 5.602% due 06/12/28	3,400,000	3,416,172
National Rural Utilities Cooperative Finance Corp. 4.800% due 03/15/28	2,600,000	2,571,683
New York State Electric & Gas Corp. 2.150% due 10/01/31 ~	7,200,000	5,639,202
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/30	9,600,000	7,995,265
Pacific Gas & Electric Co.
1.700% due 11/15/23	3,300,000	3,243,863
2.950% due 03/01/26	2,100,000	1,924,732
3.500% due 06/15/25	2,400,000	2,273,262
5.450% due 06/15/27	6,800,000	6,618,274
6.400% due 06/15/33	4,800,000	4,777,091
Pennsylvania Electric Co. 3.600% due 06/01/29 ~	4,300,000	3,908,326
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India) 4.500% due 07/14/28 ~	5,900,000	5,033,801
Southern California Edison Co. 2.500% due 06/01/31	7,000,000	5,826,493
Southern Co. 3.250% due 07/01/26	5,700,000	5,364,647
WEC Energy Group, Inc. 1.800% due 10/15/30	8,400,000	6,686,156

		92,842,127

Total Corporate Bonds & Notes (Cost $842,427,984)		777,033,238

MORTGAGE-BACKED SECURITIES - 62.9%

Collateralized Mortgage Obligations - Commercial - 7.6%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	8,945,454
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	4,190,340

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
AREIT LLC 7.333% (SOFR + 2.242%) due 06/17/39 § ~	$5,600,000	$5,592,563
Ashford Hospitality Trust 6.319% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	6,254,312
Atrium Hotel Portfolio Trust 6.393% (USD LIBOR + 0.950%) due 06/15/35 § ~	6,500,000	6,359,688
Austin Fairmont Hotel Trust 6.243% (USD LIBOR + 1.050%) due 09/15/32 § ~	4,500,000	4,473,600
BAMLL Commercial Mortgage Securities Trust 6.243% (USD LIBOR + 1.050%) due 09/15/38 § ~	7,000,000	6,389,858
BDS LLC 7.227% (SOFR + 2.137%) due 08/19/38 § ~	6,500,000	6,476,379
Benchmark Mortgage Trust 3.458% due 03/15/55	6,500,000	5,692,746
BX Commercial Mortgage Trust 5.882% (USD LIBOR + 0.689%) due 10/15/38 § ~	5,430,550	5,276,976
Cantor Commercial Real Estate Lending 2.874% due 11/15/52	6,200,000	5,194,167
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	3,517,899	3,355,309
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	4,910,820	4,705,857
3.778% due 09/10/58	5,900,000	5,571,018
CLNC Ltd. (Cayman) 6.455% (SOFR + 1.364%) due 08/20/35 § ~	875,503	208,637
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	7,115,351
DBWF Mortgage Trust 6.276% (USD LIBOR + 1.130%) due 12/19/30 § ~	6,600,000	6,511,427
DOLP Trust 2.956% due 05/10/41 ~	7,000,000	5,500,276
Extended Stay America Trust 6.274% (USD LIBOR + 1.080%) due 07/15/38 § ~	6,746,165	6,620,927
GS Mortgage Securities Corp. II 8.547% (SOFR + 3.400%) due 08/15/39 § ~	6,700,000	6,706,794
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	5,593,790
JP Morgan Chase Commercial Mortgage Securities Trust 6.443% (USD LIBOR + 1.250%) due 09/15/29 § ~	2,409,756	2,237,131
6.643% (USD LIBOR + 1.450%) due 12/15/31 § ~	3,269,759	2,915,931
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	8,600,000	7,350,099
MF1 Multifamily Housing Mortgage Loan Trust 6.112% (SOFR + 0.964%) due 07/15/36 § ~	2,264,561	2,227,957
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	1,941,547	1,885,425
Morgan Stanley Capital I Trust 2.509% due 04/05/42 § ~	4,900,000	3,713,107

	Principal Amount	Value
NYO Commercial Mortgage Trust 6.357% (SOFR + 1.209%) due 11/15/38 § ~	$11,200,000	$10,200,001
One New York Plaza Trust 6.143% (USD LIBOR + 0.950%) due 01/15/36 § ~	3,780,000	3,587,554
PFP Ltd. (Bermuda) 7.376% (SOFR + 2.274%) due 08/19/35 § ~	6,400,000	6,393,638
Ready Capital Mortgage Financing LLC 7.636% (SOFR + 2.552%) due 10/25/39 § ~	6,091,339	6,086,131
STWD Ltd. (Cayman) 6.296% (SOFR + 1.194%) due 07/15/38 § ~	5,445,905	5,399,658
STWD Mortgage Trust (Cayman) 6.051% (USD LIBOR + 0.858%) due 11/15/36 § ~	7,100,000	6,915,424
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	4,576,222

		180,223,747

Collateralized Mortgage Obligations - Residential - 8.0%

Alternative Loan Trust 5.770% (USD LIBOR + 0.620%) due 10/25/35 § Ω ±	4,254	4,155
Alternative Loan Trust (IO) 0.154% (5.000% - USD LIBOR) due 05/25/35 §	638,931	23,965
Banc of America Funding Trust
2.874% due 08/25/47 § ~	3,321,906	2,701,692
4.449% due 02/20/36 §	233,567	219,703
Banc of America Mortgage Trust 6.000% due 05/25/37	1,796,454	1,406,319
BCAP LLC Trust
4.590% due 03/26/37 § ~	127,242	122,977
5.250% due 02/26/36 § ~	946,401	422,081
Bear Stearns Adjustable Rate Mortgage Trust 4.108% due 08/25/33 §	449,624	421,766
Bear Stearns ALT-A Trust 4.365% due 01/25/36 §	631,537	575,601
Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/46 §	379,687	281,391
4.098% due 01/26/36 §	366,853	263,642
CHL Mortgage Pass-Through Trust
4.501% due 05/20/34 §	331,067	306,515
5.790% (USD LIBOR + 0.640%) due 03/25/35 §	377,760	353,726
6.500% due 10/25/37	744,426	361,601
Citigroup Mortgage Loan Trust 3.938% due 08/25/36 §	395,196	349,442
Citigroup Mortgage Loan Trust, Inc.
4.418% due 08/25/35 §	67,127	55,460
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) 5.449% due 03/25/32 § ~	78,261	72,634
DSLA Mortgage Loan Trust 5.235% due 07/19/44 §	273,590	249,414
Fannie Mae REMICS
5.036% (USD LIBOR + 0.060%) due 07/25/37 §	49,930	48,398
5.195% due 10/25/42 §	318,349	316,408
5.530% (USD LIBOR + 0.380%) due 11/25/42 §	1,123,151	1,103,241

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
5.546% (USD LIBOR + 0.400%) due 04/18/28 §	$10,175	$10,169
5.596% (USD LIBOR + 0.450%) due 10/18/30 §	157	157
Fannie Mae REMICS (IO) 1.550% (6.700% - USD LIBOR) due 10/25/35 §	1,441	115
First Horizon Alternative Mortgage Securities Trust
4.386% due 03/25/35 §	368,099	230,306
6.227% due 06/25/34 §	1,215,586	1,142,450
Freddie Mac 7.500% due 09/20/26	18,129	18,262
Freddie Mac REMICS
4.189% (USD LIBOR + 0.350%) due 08/15/40 §	2,276,614	2,199,111
4.299% (USD LIBOR + 0.350%) due 10/15/40 §	2,187,995	2,102,390
5.383% (USD LIBOR + 0.190%) due 10/15/43 §	2,562,512	2,509,866
5.543% (USD LIBOR + 0.350%) due 12/15/29 §	3,975	3,961
Freddie Mac Structured Pass-Through Certificates
5.176% (US FED + 1.200%) due 10/25/44 §	482,899	443,945
5.376% (US FED + 1.400%) due 07/25/44 §	2,322,487	2,158,844
Government National Mortgage Association
5.566% (SOFR + 0.500%) due 01/20/72 §	2,557,037	2,492,600
5.866% (SOFR + 0.800%) due 01/20/73 §	4,558,932	4,513,457
5.946% (SOFR + 0.880%) due 02/20/73 §	5,131,924	5,104,175
5.966% (SOFR + 0.900%) due 01/20/73 §	7,527,318	7,498,093
Government National Mortgage Association REMICS
4.628% (USD LIBOR + 0.750%) due 01/20/66 §	3,673,490	3,625,298
5.129% (USD LIBOR + 0.600%) due 07/20/65 §	2,820,577	2,796,338
5.594% (USD LIBOR + 0.500%) due 04/20/64 §	1,120,931	1,116,642
5.644% (USD LIBOR + 0.550%) due 05/20/65 §	867,900	857,762
5.694% (USD LIBOR + 0.600%) due 08/20/65 §	2,700,480	2,674,199
5.816% (SOFR + 0.750%) due 10/20/72 §	4,786,848	4,760,990
5.946% (SOFR + 0.880%) due 03/20/73 §	5,012,574	4,985,405
6.086% (SOFR + 1.020%) due 12/20/72 §	3,134,463	3,142,675
6.464% (USD LIBOR + 0.750%) due 04/20/67 §	4,472,398	4,448,697
Great Hall Mortgages No 1 PLC (United Kingdom)
5.644% (USD LIBOR + 0.130%) due 06/18/39 § ~	1,219,396	1,206,210
GreenPoint Mortgage Funding Trust 5.690% (USD LIBOR + 0.540%) due 11/25/45 §	18,774	16,566
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/52 § ~	6,305,031	5,091,424

	Principal Amount	Value
HarborView Mortgage Loan Trust 5.310% (USD LIBOR + 0.320%) due 05/25/38 §	$638,224	$512,186
Impac CMB Trust 5.690% (USD LIBOR + 0.270%) due 05/25/35 §	23,704	21,904
IndyMac ARM Trust 3.544% due 01/25/32 § Ω ±	6,461	5,820
JP Morgan Alternative Loan Trust
5.510% (USD LIBOR + 0.360%) due 05/25/36 §	1,828,592	1,556,752
6.000% due 12/27/36 ~	889,517	492,714
JP Morgan Mortgage Trust
3.758% due 12/26/37 § ~	3,155,900	2,710,743
5.450% (USD LIBOR + 0.300%) due 10/25/35 §	1,028,212	741,560
Legacy Mortgage Asset Trust 5.882% due 10/25/59 § ~	5,267,382	5,180,647
Lehman Mortgage Trust 5.750% due 02/25/37	4,972,790	3,508,668
MASTR Adjustable Rate Mortgages Trust 4.578% due 04/21/34 § Ω ±	7,193	6,767
MASTR Alternative Loan Trust 5.550% (USD LIBOR + 0.400%) due 03/25/36 §	689,664	69,823
Merrill Lynch Mortgage Investors Trust 4.391% due 06/25/35 §	13,136	12,402
Metlife Securitization Trust 3.750% due 03/25/57 § ~	4,442,484	4,162,735
New Residential Mortgage Loan Trust
3.000% due 03/25/52 § ~	6,387,600	5,393,225
3.500% due 12/25/57 § ~	3,719,765	3,489,311
OBX Trust
5.800% (USD LIBOR + 0.650%) due 06/25/57 § ~	3,773,630	3,579,468
6.120% due 11/25/62 § ~	4,719,509	4,699,950
PHH Alternative Mortgage Trust 5.470% (USD LIBOR + 0.320%) due 02/25/37 §	6,575,570	4,947,941
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	632,392	235,409
Reperforming Loan REMIC Trust 5.490% (USD LIBOR + 0.340%) due 06/25/35 § ~	865,889	792,641
Residential Asset Securitization Trust (IO) 0.104% (4.950% - USD LIBOR) due 11/25/35 §	1,752,202	104,439
Resloc UK PLC (United Kingdom) 3.686% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR1,685,761	1,755,066
RFMSI Trust 4.149% due 09/25/35 §	$362,980	234,910
Ripon Mortgages PLC (United Kingdom) 5.491% (SONIO + 0.700%) due 08/28/56 § ~	GBP 7,725,801	9,769,405
RMAC Securities No. 1 PLC (United Kingdom) 5.454% (SONIO + 0.589%) due 06/12/44 § ~	3,556,523	4,239,528
Seasoned Credit Risk Transfer Trust 14.094% due 09/25/60 § ~	$2,988,378	2,140,233
Sequoia Mortgage Trust 5.857% (USD LIBOR + 0.700%) due 07/20/33 §	194,286	177,912
Structured Adjustable Rate Mortgage Loan Trust 3.934% due 01/25/35 §	49,492	49,020

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust
5.570% (USD LIBOR + 0.420%) due 05/25/36 §	$383,286	$258,397
5.610% (USD LIBOR + 0.460%) due 02/25/36 §	561,859	470,874
5.646% (USD LIBOR + 0.500%) due 07/19/35 §	64,040	59,652
5.710% (USD LIBOR + 0.560%) due 02/25/36 §	348,881	293,775
Structured Asset Mortgage Investments Trust 5.806% (USD LIBOR + 0.660%) due 09/19/32 §	13,177	12,657
Structured Asset Securities Corp. Trust 5.750% due 04/25/35	2,326,392	1,380,672
Suntrust Alternative Loan Trust (IO) 0.079% (5.100% - USD LIBOR) due 12/25/35 §	1,999,656	55,115
Towd Point Mortgage Funding (United Kingdom) 5.841% (SONIA + 1.350%) due 07/20/45 § ~	GBP 17,277,204	21,941,906
Towd Point Mortgage Funding PLC (United Kingdom) 5.531% (SONIA + 1.144) due 10/20/51 § ~	7,303,668	9,283,065
Towd Point Mortgage Trust 3.750% due 07/25/62 § ~	4,260,428	3,947,039
UWM Mortgage Trust
2.500% due 11/25/51 § ~	$6,227,681	5,028,963
2.500% due 12/25/51 § ~	6,289,638	5,078,995
Verus Securitization Trust 5.850% due 12/25/67 § ~	4,670,130	4,616,314
Wachovia Mortgage Loan Trust LLC Trust 4.295% due 05/20/36 § Ω ±	53,261	49,953
WaMu Mortgage Pass-Through Certificates Trust
3.975% due 01/25/36 §	330,345	301,410
5.690% (USD LIBOR + 0.540%) due 12/25/45 §	17,385	16,789
5.730% (USD LIBOR + 0.580%) due 10/25/45 §	17,108	16,163
Washington Mutual Mortgage Pass-Through Certificates Trust
4.806% (US FED + 0.830%) due 11/25/46 §	883,146	748,620
6.000% due 07/25/36	1,182,038	881,850
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
0.004% (4.850% - USD LIBOR) due 11/25/35 §	6,656,090	243,659
0.104% (4.950% - USD LIBOR) due 11/25/35 §	1,979,078	103,579
Washington Mutual MSC Mortgage Pass- Through Certificates Trust 3.975% due 02/25/33 § Ω ±	1,715	1,653

		190,192,517

Fannie Mae - 43.5%

due 07/13/53 #	34,000,000	33,066,407
due 07/13/53 - 09/14/53 #	12,300,000	12,056,914
due 08/14/53 #	24,100,000	24,308,992
due 08/14/53 #	85,300,000	80,125,356
due 08/14/53 #	111,500,000	107,257,774
due 08/14/53 #	111,100,000	108,886,680
due 08/14/53 #	149,300,000	136,207,090
due 08/14/53 #	157,900,000	157,122,837
due 08/14/53 #	230,900,000	203,543,760
3.000% due 04/01/27	42,398,697	37,444,924

	Principal Amount	Value
3.000% due 08/01/52	$28,021,394	$24,690,066
3.000% due 09/01/52	52,928,028	46,651,318
3.500% due 05/01/33 - 08/01/52	13,510,838	12,612,065
3.505% (USD LIBOR + 1.255%) due 07/01/35 §	122,317	120,181
3.539% (US FED + 1.271%) due 03/01/33 §	75,410	73,189
3.575% (USD LIBOR + 1.316%) due 08/01/35 §	96,438	94,137
3.585% (USD LIBOR + 1.335%) due 12/01/34 §	168,631	164,534
3.663% (USD LIBOR + 1.413%) due 07/01/33 §	7,122	6,916
3.668% (USD LIBOR + 1.395%) due 12/01/34 §	1,474	1,430
3.691% (USD LIBOR + 1.373%) due 09/01/35 §	32,600	31,806
3.820% (UST + 1.695%) due 02/01/33 §	133,038	131,040
4.000% due 04/01/24 - 10/01/52	6,203,068	5,898,232
4.050% (UST + 1.925%) due 02/01/33 §	1,850	1,796
4.073% (US FED + 1.255%) due 05/01/36 §	8,268	8,007
4.090% (USD LIBOR + 1.840%) due 09/01/35 §	14,428	14,223
4.150% (UST + 2.025%) due 01/01/34 §	3,686	3,717
4.317% (USD LIBOR + 1.691%) due 03/01/33 §	1,925	1,885
4.337% (US FED + 1.255%) due 05/01/36 §	262,158	254,229
4.378% (UST + 2.068%) due 03/01/34 §	1,981	1,916
4.382% (US FED + 1.259%) due 05/01/36 §	6,028	5,946
4.415% (UST + 2.360%) due 11/01/34 §	703,719	718,946
4.500% due 01/01/24 - 05/01/53	8,915,767	8,598,715
4.663% (USD LIBOR + 1.538%) due 01/01/36 §	5,231	5,114
4.830% (USD LIBOR + 1.455%) due 04/01/35 §	63,078	61,270
4.944% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	386,369	373,260
5.000% due 05/01/25 - 06/01/53	26,241,693	25,747,338
5.000% (USD LIBOR + 2.250%) due 06/01/34 §	1,676	1,639
5.055% (UST + 2.055%) due 04/01/34 §	40,982	40,372
5.095% (UST + 2.095%) due 04/01/27 §	217	213
5.348% (US FED + 1.734%) due 09/01/34 §	21,354	21,510
5.500% due 09/01/23 - 09/01/41	2,194,224	2,244,563
5.730% (USD LIBOR + 1.605%) due 08/01/36 §	16,853	16,868
5.954% (USD LIBOR + 1.550%) due 09/01/33 §	8,698	8,726
6.000% due 02/01/24 - 09/01/39	1,251,215	1,282,685
6.500% due 09/01/28 - 09/01/37	229,181	235,437
7.500% due 01/01/33	6,975	7,151
8.000% due 05/01/30	1,207	1,211

		1,030,152,385

Freddie Mac - 3.5%

3.000% due 04/01/52 - 08/01/52	24,961,336	21,997,977
3.500% due 08/01/27 - 08/01/52	8,631,389	7,952,173
3.622% (USD LIBOR + 1.345%) due 09/01/35 §	67,348	67,156

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
4.000% (UST + 2.250%) due 07/01/32 §	$5,739	$5,634
4.000% due 11/01/33 - 10/01/52	5,328,576	5,048,237
4.262% (UST + 2.137%) due 01/01/28 §	2,034	1,975
4.583% (UST + 2.249%) due 03/01/32 §	10,203	9,897
4.624% (UST + 2.249%) due 03/01/32 §	13,774	13,419
5.000% due 12/01/52 - 06/01/53	47,539,433	46,617,956
5.500% due 12/01/24 - 05/01/40	2,072,392	2,125,028
6.000% due 05/01/29	4,211	4,250
7.000% due 10/01/37	10,393	10,759

		83,854,461

Government National Mortgage Association - 0.3%
2.625% (UST + 1.500%) due 07/20/23 - 09/20/32 §	69,310	67,062
2.750% (UST + 1.500%) due 10/20/23 - 12/20/32 §	75,115	72,258
2.875% (UST + 1.500%) due 04/20/24 - 06/20/32 §	103,489	101,388
3.000% (UST + 1.500%) due 10/20/24 - 09/20/30 §	12,607	12,152
3.500% (UST + 1.500%) due 11/20/24 §	1,638	1,609
3.500% (UST + 2.000%) due 11/20/24 §	4,860	4,764
3.625% (UST + 1.500%) due 01/20/24 - 03/20/33 §	100,255	97,105
4.000% due 03/15/44 - 09/15/49	927,339	888,781
4.125% (UST + 2.000%) due 03/20/29 §	17,537	17,106
5.000% due 05/15/33 - 07/20/49	4,471,208	4,499,082
6.000% due 06/15/38 - 09/15/38	2,214	2,252
7.500% due 07/15/31 - 12/15/31	11,921	12,464
8.000% due 12/15/29 - 08/15/32	113,257	114,925
8.500% due 09/15/29 - 12/15/30	108,058	108,201

		5,999,149

Total Mortgage-Backed Securities (Cost $1,534,482,679)		1,490,422,259

ASSET-BACKED SECURITIES - 13.6%
ABFC Trust 5.975% (USD LIBOR + 0.825%) due 07/25/35 §	4,540,094	4,128,864
ACAS CLO Ltd. (Cayman) 6.152% (USD LIBOR + 0.890%) due 10/18/28 § ~	5,501,921	5,467,731
Apres Static CLO Ltd. (Cayman) 6.330% (USD LIBOR + 1.070%) due 10/15/28 § ~	1,594,344	1,592,838
Ares XL CLO Ltd. (Cayman) 6.130% (USD LIBOR + 0.870%) due 01/15/29 § ~	4,503,393	4,475,074
Argent Securities, Inc. Asset-Backed Pass- Through Certificates 5.910% (USD LIBOR + 0.760%) due 02/25/36 §	1,524,726	1,165,268
Asset-Backed Securities Corp. Home Equity Loan Trust 6.170% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	1,900,918
Avoca CLO XVII DAC (Netherlands) 3.997% (EUR LIBOR + 0.820%) due 10/15/32 § ~	EUR 6,000,000	6,400,454

	Principal Amount	Value
Benefit Street Partners CLO XVI Ltd. (Cayman) 6.290% (USD LIBOR + 1.030%) due 01/17/32 § ~	$7,000,000	$6,923,000
Benefit Street Partners CLO XVII Ltd. (Cayman) 6.340% (USD LIBOR + 1.080%) due 07/15/32 § ~	7,000,000	6,932,815
BSPDF Issuer Ltd. (Cayman) 6.393% (USD LIBOR + 1.200%) due 10/15/36 § ~	7,000,000	6,825,189
Catamaran CLO Ltd. (Cayman) 6.373% (USD LIBOR + 1.100%) due 04/22/30 § ~	7,938,639	7,891,166
CIT Mortgage Loan Trust 6.500% (USD LIBOR + 1.350%) due 10/25/37 § ~	263,698	263,230
Citigroup Mortgage Loan Trust
5.450% (USD LIBOR + 0.300%) due 12/25/36 §	8,792,756	3,547,349
5.470% (USD LIBOR + 0.320%) due 12/25/36 § ~	1,823,258	1,024,943
Countrywide Asset-Backed Certificates 6.050% (USD LIBOR + 0.900%) due 03/25/47 § ~	1,290,749	1,062,162
CVC Cordatus Loan Fund XI DAC (Ireland) 3.827% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR 6,100,000	6,519,370
CWABS Asset-Backed Certificates Trust
5.290% (USD LIBOR + 0.140%) due 06/25/47 §	$4,555,784	4,060,429
5.380% (USD LIBOR + 0.230%) due 10/25/47 §	258,213	253,316
5.430% (USD LIBOR + 0.280%) due 03/25/37 §	2,099,945	2,019,512
Discover Card Execution Note Trust 5.793% (USD LIBOR + 0.600%) due 12/15/26 §	6,600,000	6,603,273
DLLAD LLC 5.190% due 04/20/26 ~	4,100,000	4,062,766
Dryden 52 Euro CLO DAC (Ireland) 4.183% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 5,600,000	5,979,732
FBR Securitization Trust 5.915% (USD LIBOR + 0.765%) due 09/25/35 §	$28,530,000	27,631,750
First Franklin Mortgage Loan Trust 5.460% (USD LIBOR + 0.310%) due 10/25/36 §	13,900,000	11,163,233
GLS Auto Receivables Issuer Trust 3.550% due 01/15/26 ~	3,008,521	2,977,079
GSAA Home Equity Trust 5.490% (USD LIBOR + 0.340%) due 09/25/36 §	8,504,419	2,056,753
Halseypoint CLO II Ltd. (Cayman) 6.350% (USD LIBOR + 1.100%) due 07/20/31 § ~	6,626,404	6,583,000
Harvest CLO XI DAC (Ireland) 4.250% (EUR LIBOR + 0.650%) due 06/26/30 § ~	EUR 5,139,997	5,502,523
Home Equity Asset Trust 5.930% (USD LIBOR + 0.780%) due 10/25/34 §	$1,245,092	1,221,954
Home Equity Mortgage Loan Asset-Backed Trust 5.470% (USD LIBOR + 0.320%) due 04/25/37 §	3,466,761	2,949,371
HSI Asset Securitization Corp. Trust 5.645% (USD LIBOR + 0.495%) due 02/25/36 §	433,958	408,051
Imc Home Equity Loan Trust 5.432% due 08/20/29 § Ω ±	383	355

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
IXIS Real Estate Capital Trust 5.350% (USD LIBOR + 0.200%) due 01/25/37 §	$10,204,775	$3,710,053
JP Morgan Mortgage Acquisition Trust 5.585% (USD LIBOR + 0.435%) due 05/25/36 §	9,681,732	9,079,460
LCCM CLO Trust 6.462% (SOFR + 1.314%) due 12/13/38 § ~	8,000,000	7,832,728
LCM CLO XIII LP (Cayman) 6.135% (USD LIBOR + 0.870%) due 07/19/27 § ~	3,631,724	3,613,329
LCM CLO XXIV Ltd. (Cayman) 6.230% (USD LIBOR + 0.980%) due 03/20/30 § ~	654,775	650,026
LCM CLO XXV Ltd. (Cayman) 6.149% (SOFR + 1.100%) due 07/20/30 § ~	6,018,646	5,986,447
Lehman ABS Mortgage Loan CLO Trust 5.240% (USD LIBOR + 0.090%) due 06/25/37 § ~	782,862	503,293
LFT CRE CLO Ltd. 6.363% (USD LIBOR + 1.170%) due 06/15/39 § ~	7,000,000	6,873,552
Magnetite CLO XVIII Ltd. (Cayman) 6.201% (USD LIBOR + 0.880%) due 11/15/28 § ~	5,929,513	5,891,936
Marble Point CLO X Ltd. (Cayman) 6.300% (USD LIBOR + 1.040%) due 10/15/30 § ~	6,225,381	6,183,548
Mastr Asset-Backed Securities Trust 5.650% (USD LIBOR + 0.500%) due 04/25/36 §	7,269,823	1,870,226
Merrill Lynch Mortgage Investors Trust 5.900% (USD LIBOR + 0.750%) due 09/25/35 §	906,803	855,915
MKS CLO Ltd. (Cayman) 6.250% (USD LIBOR + 1.000%) due 07/20/30 § ~	4,428,000	4,381,121
Morgan Stanley ABS Capital I, Inc. Trust
5.210% (USD LIBOR + 0.060%) due 05/25/37 §	140,743	122,273
5.330% (USD LIBOR + 0.180%) due 03/25/37 §	2,302,782	1,016,903
5.330% (USD LIBOR + 0.180%) due 05/25/37 §	6,155,109	5,359,945
5.370% (USD LIBOR + 0.220%) due 11/25/36 §	5,469,110	2,590,257
5.400% (USD LIBOR + 0.250%) due 03/25/37 §	3,855,821	1,703,304
Morgan Stanley Capital I, Inc. Trust 5.510% (USD LIBOR + 0.360%) due 03/25/36 §	1,488,992	1,202,278
Option One Mortgage Loan Trust
5.290% (USD LIBOR + 0.140%) due 02/25/37 §	4,185,927	2,751,290
5.370% (USD LIBOR + 0.220%) due 02/25/37 §	11,598,290	5,898,591
OZLM VI Ltd. (Cayman) 6.340% (USD LIBOR + 1.080%) due 04/17/31 § ~	6,108,258	6,024,242
OZLM VIII Ltd. (Cayman) 6.240% (USD LIBOR + 0.980%) due 10/17/29 § ~	5,770,716	5,734,602
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.975% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,262,217

	Principal Amount	Value
RAAC Trust 5.800% (USD LIBOR + 0.650%) due 06/25/47 §	$1,553,694	$1,501,599
Renaissance Home Equity Loan Trust 3.823% (USD LIBOR + 0.880%) due 08/25/33 §	135,739	122,740
Santander Drive Auto Receivables Trust
3.980% due 01/15/25	1,629,593	1,627,613
4.370% due 05/15/25	3,095,258	3,090,588
Saranac CLO VI Ltd. (Jersey) 6.684% (USD LIBOR + 1.140%) due 08/13/31 § ~	6,800,000	6,719,255
Saxon Asset Securities Trust 5.810% (USD LIBOR + 0.660%) due 10/25/35 §	2,264,125	2,138,390
Securitized Asset-Backed Receivables LLC Trust 5.810% (USD LIBOR + 0.660%) due 08/25/35 §	3,515,532	2,710,544
Sound Point CLO XVI Ltd. (Cayman) 6.235% (USD LIBOR + 0.980%) due 07/25/30 § ~	6,658,759	6,583,180
Sound Point CLO XVII Ltd. (Cayman) 6.230% (USD LIBOR + 0.980%) due 10/20/30 § ~	4,869,798	4,815,024
Soundview Home Loan Trust 5.260% (USD LIBOR + 0.110%) due 02/25/37 §	1,386,886	394,880
Stratus CLO Ltd. (Cayman) 6.150% (USD LIBOR + 0.900%) due 12/28/29 § ~	5,758,499	5,690,952
Structured Asset Investment Loan Trust 5.770% (USD LIBOR + 0.620%) due 01/25/36 §	4,462,456	4,108,939
Structured Asset Securities Corp. Mortgage Loan Trust
5.420% (USD LIBOR + 0.270%) due 03/25/36 §	1,284,432	1,182,421
5.490% (USD LIBOR + 0.340%) due 12/25/36 § Ω ±	173,989	163,722
Terwin Mortgage Trust 5.570% (USD LIBOR + 0.420%) due 04/25/37 § ~ Ω ±	156,161	145,736
THL Credit Wind River CLO Ltd. (Cayman) 6.340% (USD LIBOR + 1.080%) due 04/15/31 § ~	7,000,000	6,914,092
Tikehau CLO DAC (Ireland) 4.144% (EUR LIBOR + 0.870%) due 08/04/34 § ~	EUR 6,000,000	6,397,473
TRTX Issuer Ltd. (Cayman) 6.717% (SOFR + 1.650%) due 02/15/39 § ~	$6,600,000	6,418,796
Venture XXVIII CLO Ltd. (Cayman) 6.240% (USD LIBOR + 0.990%) due 07/20/30 § ~	6,225,934	6,155,675
Voya CLO Ltd. (Cayman) 6.210% (USD LIBOR + 0.950%) due 04/17/30 § ~	5,788,382	5,746,531
Wellfleet CLO Ltd. (Cayman) 6.140% (USD LIBOR + 0.890%) due 04/20/29 § ~	3,106,484	3,103,223

Total Asset-Backed Securities (Cost $335,134,767)		321,422,377

U.S. GOVERNMENT AGENCY ISSUES - 1.4%

Freddie Mac 0.680% due 08/06/25	35,600,000	32,588,546

Total U.S. Government Agency Issues (Cost $35,600,000)		32,588,546

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 16.0%

U.S. Treasury Bonds - 12.6%

1.375% due 11/15/40	$25,850,000	$17,315,461
1.625% due 11/15/50 ‡	10,200,000	6,340,137
1.875% due 02/15/41 ‡	4,700,000	3,416,863
2.000% due 02/15/50 ‡	2,900,000	1,989,615
2.250% due 08/15/49 ‡	2,800,000	2,036,125
2.500% due 02/15/45 ‡	1,300,000	1,007,170
2.750% due 08/15/42	26,200,000	21,602,207
2.875% due 05/15/43 ‡	5,500,000	4,603,887
2.875% due 08/15/45	30,100,000	24,857,191
3.000% due 02/15/49 ‡	2,050,000	1,735,013
3.125% due 02/15/42 ‡	8,000,000	7,036,094
3.125% due 08/15/44	35,400,000	30,651,422
3.250% due 05/15/42	72,200,000	64,463,882
3.375% due 05/15/44	26,300,000	23,725,477
3.625% due 02/15/44	13,500,000	12,655,723
3.750% due 11/15/43	20,900,000	19,986,033
3.875% due 05/15/43	13,400,000	13,077,562
4.250% due 05/15/39 ‡	4,900,000	5,128,348
4.375% due 11/15/39	20,700,000	21,939,574
4.500% due 08/15/39	7,700,000	8,282,914
4.625% due 02/15/40 ‡	5,500,000	6,001,123

		297,851,821

U.S. Treasury Inflation Protected Securities - 3.4%

0.125% due 10/15/24 ^ ‡	1,063,980	1,026,382
0.125% due 07/15/31 ^	16,069,714	14,257,324
0.125% due 01/15/32 ^	4,814,436	4,240,650
0.250% due 02/15/50 ^	1,179,770	826,192
0.500% due 04/15/24 ^ ‡	1,322,882	1,290,969
0.625% due 01/15/24 ^	10,529,352	10,351,388
0.625% due 07/15/32 ^	19,939,063	18,337,332
0.750% due 02/15/45 ^	7,213,080	5,967,500
0.875% due 02/15/47 ^	2,387,369	2,005,254
1.000% due 02/15/46 ^	1,152,090	1,000,508
1.000% due 02/15/48 ^	12,422,899	10,698,127
1.000% due 02/15/49 ^	1,687,504	1,452,895
1.250% due 04/15/28 ^	7,584,075	7,340,978
1.500% due 02/15/53 ^	2,346,874	2,280,754

		81,076,253

U.S. Treasury Notes - 0.0%

2.250% due 08/15/27 ‡	20,000	18,492

Total U.S. Treasury Obligations (Cost $435,028,882)		378,946,566

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Chile Government (Chile) 3.500% due 01/31/34	7,000,000	6,182,520
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,186,902
Israel Government International (Israel) 3.875% due 07/03/50	2,600,000	2,137,307
Japan Finance Organization for Municipalities (Japan) 3.375% due 09/27/23 ~	3,200,000	3,182,676
Republic of Poland Government (Poland) 5.500% due 04/04/53	2,100,000	2,118,799
Romanian Government (Romania) 3.000% due 02/27/27 ~	6,500,000	5,899,887
Saudi Government (Saudi Arabia)
4.875% due 07/18/33 ~	5,000,000	5,001,070
5.000% due 01/18/53 ~	5,000,000	4,638,725

	Principal Amount	Value
State of Israel (Israel) 3.800% due 05/13/60 ~	$9,000,000	$6,856,488

Total Foreign Government Bonds & Notes (Cost $41,669,220)		37,204,374

SHORT-TERM INVESTMENTS - 9.9%
Commercial Paper - 3.9%
Amcor Flexibles North America, Inc. 5.430% due 07/20/23	4,000,000	3,987,882
American Electric Power Co., Inc. 5.440% due 08/08/23	5,900,000	5,865,012
AT&T, Inc. 5.700% due 03/19/24	5,800,000	5,552,292
Dominion Energy, Inc.
5.430% due 07/31/23	1,900,000	1,891,198
5.490% due 07/10/23	5,650,000	5,641,815
Electricite de France SA (France)
5.510% due 08/03/23	3,149,000	3,132,393
5.510% due 08/04/23	3,151,000	3,133,897
Enbridge US, Inc. 5.450% due 07/03/23	500,000	499,775
Entergy Corp. 5.450% due 07/20/23	1,950,000	1,944,207
Leidos, Inc. 5.900% due 07/10/23	9,600,000	9,585,080
Mondelez International, Inc. 5.370% due 07/24/23	4,800,000	4,782,992
National Grid North America, Inc. 5.450% due 07/13/23	2,500,000	2,495,247
Northrop Grumman Corp. 5.600% due 08/22/23	4,700,000	4,662,033
Penske Truck Leasing Co. LP 5.350% due 07/11/23	5,000,000	4,991,845
Raytheon Technologies Corp. 5.450% due 07/12/23	9,500,000	9,483,201
S&P Global, Inc. 5.400% due 07/06/23	4,800,000	4,795,789
Thomson Reuters Corp. (Canada) 5.450% due 07/05/23	4,700,000	4,696,534
VW Credit, Inc. (Germany) 5.400% due 07/21/23	5,000,000	4,984,410
Walgreens Boots Alliance, Inc.
5.850% due 07/07/23	4,750,000	4,744,699
6.000% due 07/05/23	3,600,000	3,597,134
6.000% due 07/06/23	1,900,000	1,898,184

		92,365,619

Repurchase Agreements - 6.0%

BNP Paribas SA 5.120% due 07/03/23 (Dated 06/30/23, repurchase price of $65,427,904; collateralized by U.S. Treasury Notes: 3.500% due 01/31/30 and value $65,707,072)	65,400,000	65,400,000
Deutsche Bank Securities, Inc. 5.140% due 07/05/23 (Dated 07/03/23, repurchase price of $65,818,790; collateralized by U.S. Treasury Bond: 2.250% due 05/15/41 and value $66,793,512)	65,800,000	65,800,000
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $8,972,388; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $9,148,323)	8,968,875	8,968,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Toronto-Dominion Bank 5.160% due 07/03/23 (Dated 06/30/23, repurchase price of $2,601,118; collateralized by U.S. Treasury Notes: 0.250% due 05/31/25 and value $2,658,245)	$2,600,000	$2,600,000

		142,768,875

Total Short-Term Investments (Cost $235,153,561)		235,134,494

TOTAL INVESTMENTS - 138.2% (Cost $3,460,317,885)		3,273,668,674

TOTAL SECURITIES SOLD SHORT - (1.5%) (Proceeds $35,808,961)		(35,638,032)

DERIVATIVES - (0.3%)		(7,072,453)

OTHER ASSETS & LIABILITIES, NET - (36.4%)		(862,842,136)

NET ASSETS - 100.0%		$2,368,116,053

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	62.9%
Corporate Bonds & Notes	32.8%
U.S. Treasury Obligations	16.0%
Asset-Backed Securities	13.6%
Short-Term Investments	9.9%
Others (each less than 3.0%)	3.0%

	138.2%
Securities Sold Short	(1.5%	)
Derivatives	(0.3%	)
Other Assets & Liabilities, Net	(36.4%	)

	100.0%

(b)	Investments with a total aggregate value of $1,417,461 or less than 0.1% of the Fund’s net assets determined by a valuation committee established under the Valuation Policy.

(c)	Investments with a total aggregate value of $1,764,471 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2023.

(d)

As of June 30, 2023, investments with a total aggregate value of $27,061,497 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(e)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended June 30, 2023 was $ 67,338,674 at a weighted average interest rate of 4.679%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended June 30, 2023 was $294,306 at a weighted average interest rate of 2.926%.

(f)	Securities sold short outstanding as of June 30, 2023 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.5%)

Fannie Mae 2.000% due 08/14/53	($16,800,000)	($13,724,157)
2.500% due 08/14/53	(25,800,000)	(21,913,875)

Total Securities Sold Short (Proceeds $35,808,961)		($35,638,032)

(g)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-Month USD SOFR	03/24	41	$9,798,139	$9,700,600	($97,539)
Euro-Bobl	09/23	151	19,324,531	19,065,682	(258,849)
U.S. Treasury 5-Year Notes	09/23	2,277	248,485,916	243,852,469	(4,633,447)
U.S. Treasury Ultra Long Bonds	09/23	62	8,368,160	8,445,563	77,403

					(4,912,432)

Short Futures Outstanding
Euro-BTP	09/23	56	7,039,341	7,095,159	(55,818)
Euro-Bund	09/23	621	91,441,956	90,626,960	814,996
Euro-Buxl	09/23	28	4,202,925	4,265,284	(62,359)
Euro-OAT	09/23	61	8,593,794	8,546,718	47,076
Japan 10-Year Bonds	09/23	97	99,536,304	99,860,356	(324,052)
U.S. Treasury 2-Year Notes	09/23	595	122,781,503	120,989,531	1,791,972
U.S. Treasury 10-Year Notes	09/23	1,012	115,546,929	113,612,812	1,934,117
U.S. Treasury 30-Year Bonds	09/23	18	2,289,067	2,284,313	4,754
U.S. Treasury Ultra 10-Year Notes	09/23	796	94,906,903	94,276,250	630,653

					4,781,339

Total Futures Contracts					($131,093)

(h)	Forward foreign currency contracts outstanding as of June 30, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	31,775,000	USD	21,479,055	08/23	BOA	$-	($286,825)
CAD	775,054	USD	585,745	07/23	TDB	-	(689)
DKK	3,639,406	USD	535,267	07/23	BOA	-	(1,903)
DKK	3,245,712	USD	475,818	07/23	MSC	-	(151)
GBP	2,428,000	USD	3,102,989	08/23	HSB	-	(18,684)
GBP	1,132,000	USD	1,401,230	08/23	JPM	36,758	-
IDR	23,078,848,968	USD	1,535,928	07/23	MSC	3,432	-
IDR	87,548,527,050	USD	5,848,265	09/23	BOA	-	(35,154)
IDR	36,622,295,012	USD	2,434,022	09/23	JPM	-	(2,221)
IDR	23,098,910,823	USD	1,543,220	09/23	MSC	-	(9,481)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
INR	370,486,991	USD	4,479,188	09/23	BOA	$23,297	$-
INR	350,492,241	USD	4,239,593	09/23	UBS	19,898	-
INR	490,001,362	USD	5,937,881	12/23	JPM	-	(4,178)
JPY	60,729,469	USD	458,879	08/23	BRC	-	(35,313)
JPY	869,620,771	USD	6,543,869	08/23	MSC	-	(478,578)
JPY	400,513,495	USD	3,020,487	08/23	TDB	-	(227,050)
PEN	12,251,497	USD	3,360,718	07/23	BNP	14,848	-
PEN	1,652,449	USD	450,627	07/23	BOA	4,574	-
PEN	24,099,321	USD	6,603,197	07/23	CIT	37,672	-
PEN	12,247,922	USD	3,348,714	07/23	DUB	27,462	-
PEN	4,596,609	USD	1,259,000	07/23	GSC	6,309	-
PEN	1,986,149	USD	508,448	08/23	CIT	37,112	-
PEN	2,516,789	USD	689,720	08/23	GSC	1,597	-
PEN	1,246,003	USD	340,187	09/23	BRC	1,359	-
PEN	13,710,524	USD	3,744,436	09/23	GSC	12,155	-
PEN	5,174,304	USD	1,404,199	09/23	SCB	14,255	-
PLN	13,000	USD	3,161	07/23	BRC	34	-
THB	151,226,074	USD	4,409,952	09/23	JPM	-	(112,536)
THB	68,932,324	USD	2,013,446	09/23	MSC	-	(54,584)
THB	156,493,456	USD	4,531,970	09/23	SCB	-	(84,870)
TWD	560,477	USD	18,381	08/23	MSC	-	(378)
TWD	217,837,512	USD	7,157,702	09/23	GSC	-	(148,097)
USD	354,576	CAD	471,000	07/23	DUB	-	(963)
USD	224,321	CAD	304,000	07/23	HSB	-	(5,156)
USD	585,745	CAD	774,746	08/23	TDB	684	-
USD	120,671	CNH	829,000	08/23	HSB	6,262	-
USD	31,268	CNH	218,000	08/23	CIT	1,182	-
USD	4,322	DKK	30,000	07/23	BNP	-	(75)
USD	1,137,119	DKK	7,874,583	07/23	BOA	-	(16,920)
USD	535,267	DKK	3,633,331	08/23	BOA	1,919	-
USD	475,818	DKK	3,240,299	08/23	MSC	164	-
USD	148,439	DKK	1,017,977	08/23	UBS	-	(993)
USD	47,642,542	EUR	43,175,000	08/23	HSB	432,667	-
USD	8,912,172	GBP	7,100,616	08/23	BRC	-	(107,790)
USD	31,677,520	GBP	25,010,787	08/23	JPM	-	(93,857)
USD	27,690,743	GBP	21,907,597	08/23	UBS	-	(138,631)
USD	1,543,220	IDR	23,078,848,968	07/23	MSC	3,860	-
USD	9,559	IDR	142,325,440	09/23	JPM	108	-
USD	9,478,809	IDR	140,942,778,344	09/23	SCB	119,655	-
USD	2,404,952	JPY	343,500,000	08/23	BOA	9,164	-
USD	3,152,294	PEN	12,247,922	07/23	CIT	-	(223,882)
USD	6,719,572	PEN	24,495,845	07/23	DUB	-	(31,185)
USD	1,881,156	PEN	6,871,926	07/23	GSC	-	(12,085)
USD	3,355,471	PEN	12,251,497	08/23	BNP	-	(13,318)
USD	6,462,473	PEN	23,794,826	09/23	JPM	-	(57,149)
USD	8,662,995	SGD	11,577,790	09/23	UBS	77,315	-
USD	763	THB	26,175	09/23	BNP	19	-
USD	1,059,717	TWD	32,354,220	08/23	BNP	20,476	-
USD	1,103,458	TWD	33,684,426	08/23	CIT	21,490	-
USD	1,148,071	TWD	34,815,253	08/23	MSC	29,780	-
USD	2,129,314	TWD	64,639,326	09/23	BOA	49,341	-
USD	1,771,589	TWD	54,012,206	09/23	SCB	33,577	-

Total Forward Foreign Currency Contracts						$1,048,425	($2,202,696)

(i)	Purchased options outstanding as of June 30, 2023 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 10-Year Interest Rate Swap	Receive	SOFR	4.200%	09/06/23	GSC	$7,900,000	$79,000	$11,384
Put - 1-Year Interest Rate Swap	Receive	SOFR	3.750%	09/12/23	BOA	75,600,000	604,800	1,096,525
Put - 10-Year Interest Rate Swap	Receive	SOFR	3.850%	03/04/24	BOA	6,100,000	146,145	85,071

Total Purchased Options							$829,945	$1,192,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(j)	Premiums received and value of written options outstanding as of June 30, 2023 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	SOFR	3.200%	07/06/23	BNP	$1,200,000	$3,840	($17)
Call - 10-Year Interest Rate Swap	Receive	SOFR	3.200%	07/06/23	MSC	1,300,000	4,192	(18)
Call - 30-Year Interest Rate Swap	Receive	SOFR	3.060%	07/14/23	BOA	1,000,000	7,300	(4,469)
Call - 10-Year Interest Rate Swap	Receive	SOFR	3.260%	07/26/23	BRC	1,000,000	3,250	(2,015)
Call - 10-Year Interest Rate Swap	Receive	SOFR	3.260%	07/26/23	GSC	1,000,000	3,250	(2,015)
Call - 7-Year Interest Rate Swap	Receive	SOFR	3.350%	07/27/23	BRC	1,200,000	2,790	(2,302)
Call - 7-Year Interest Rate Swap	Receive	SOFR	3.350%	07/27/23	GSC	1,200,000	2,850	(2,302)
Call - 1-Year Interest Rate Swap	Receive	SOFR	2.910%	11/10/23	GSC	9,300,000	61,729	(1,647)
Call - 1-Year Interest Rate Swap	Receive	SOFR	2.150%	11/20/23	GSC	9,600,000	33,480	(784)

							122,681	(15,569)

Put - 10-Year Interest Rate Swap	Pay	SOFR	3.650%	07/06/23	BNP	1,200,000	3,840	(1,292)
Put - 10-Year Interest Rate Swap	Pay	SOFR	3.650%	07/06/23	MSC	1,300,000	4,193	(1,400)
Put - 30-Year Interest Rate Swap	Pay	SOFR	3.360%	07/14/23	BOA	1,000,000	7,300	(2,364)
Put - 10-Year Interest Rate Swap	Pay	SOFR	3.660%	07/26/23	BRC	1,000,000	3,250	(4,831)
Put - 10-Year Interest Rate Swap	Pay	SOFR	3.660%	07/26/23	GSC	1,000,000	3,250	(4,831)
Put - 7-Year Interest Rate Swap	Pay	SOFR	3.850%	07/27/23	BRC	1,200,000	2,790	(4,240)
Put - 7-Year Interest Rate Swap	Pay	SOFR	3.850%	07/27/23	GSC	1,200,000	2,850	(4,240)
Put - 1-Year Interest Rate Swap	Pay	SOFR	4.715%	09/11/23	MSC	142,500,000	399,000	(844,512)
Put - 1-Year Interest Rate Swap	Pay	SOFR	4.250%	09/12/23	BOA	75,600,000	378,000	(749,143)
Put - 1-Year Interest Rate Swap	Pay	SOFR	4.750%	09/12/23	BOA	75,600,000	226,800	(427,904)
Put - 1-Year Interest Rate Swap	Pay	SOFR	2.910%	11/10/23	GSC	9,300,000	61,729	(193,089)
Put - 1-Year Interest Rate Swap	Pay	SOFR	3.650%	11/20/23	GSC	9,600,000	33,480	(133,022)
Put - 1-Year Interest Rate Swap	Pay	SOFR	5.100%	03/04/24	BOA	50,800,000	146,685	(134,986)

							1,273,167	(2,505,854)

Total Interest Rate Swaptions							$1,395,848	($2,521,423)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - 3-Month SOFR (12/23)	$96.75	12/15/23	CME	466	$112,713,750	$489,764	($2,481,450)

Total Written Options						$1,885,612	($5,002,873)

(k)	Swap agreements outstanding as of June 30, 2023 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banco do Brasil SA	Q	1.000%	12/20/24	JPM	1.596%	$2,500,000	($27,524)	($45,331)	$17,807
South Africa Government	Q	1.000%	12/20/26	MSC	2.143%	4,800,000	(169,649)	(150,904)	(18,745)
Colombia Government	Q	1.000%	06/20/27	GSC	1.866%	4,600,000	(140,001)	(144,109)	4,108
Colombia Government	Q	1.000%	06/20/27	MSC	1.866%	1,600,000	(48,696)	(68,978)	20,282
Colombia Government	Q	1.000%	12/20/27	GSC	2.132%	2,100,000	(92,742)	(162,535)	69,793
Colombia Government	Q	1.000%	12/20/27	MSC	2.132%	1,900,000	(83,910)	(147,055)	63,145

							(562,522)	(718,912)	156,390

				Exchange
Barclays Bank PLC	Q	1.000%	12/20/23	ICE	0.840%	EUR 2,400,000	2,796	1,278	1,518
General Electric Co.	Q	1.000%	12/20/23	ICE	0.276%	$2,900,000	10,772	(12,769)	23,541
General Electric Co.	Q	1.000%	06/20/24	ICE	0.348%	3,950,000	25,779	(15,629)	41,408
General Electric Co.	Q	1.000%	12/20/24	ICE	0.420%	2,200,000	18,843	(10,287)	29,130
Boeing Co.	Q	1.000%	06/20/25	ICE	1.000%	6,900,000	56,816	(70,008)	126,824
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	1.279%	EUR 4,300,000	(22,747)	(283,940)	261,193
Verizon Communications, Inc.	Q	1.000%	12/20/26	ICE	0.796%	$7,300,000	49,457	115,982	(66,525)
AT&T, Inc.	Q	1.000%	06/20/28	ICE	0.962%	5,100,000	10,144	(17,146)	27,290

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.083%	EUR 6,200,000	($21,462)	($24,096)	$2,634
T-Mobile USA Inc.	Q	5.000%	06/20/28	ICE	1.014%	$2,400,000	421,621	411,557	10,064

							552,019	94,942	457,077

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($10,503)	($623,970)	$613,467

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	$2,450,000	($112,172)	($86,592)	($25,580)
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	4,704,000	(223,154)	(260,582)	37,428

						($335,326)	($347,174)	$11,848

Credit Default Swaps on Credit Indices–Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG39 5Y	Q	1.000%	12/20/27	ICE	$2,400,000	$35,748	$15,049	$20,699

Total Credit Default Swaps						($310,081)	($956,095)	$646,014

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	1-Day JPY-TONAR	A/A	LCH	03/17/24	JPY 21,440,000,000	$47,767	$111,294	($63,527)
4.000%	1-Day CAD-OIS	S/S	LCH	06/21/25	CAD 125,100,000	(1,315,758)	(1,360,931)	45,173
1.788%	1-Day USD-SOFR	A/A	LCH	05/03/27	$21,500,000	(1,880,419)	(57,944)	(1,822,475)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/18/27	EUR 29,000,000	(2,818,323)	(457,109)	(2,361,214)
2.850%	1-Day USD-SOFR	A/A	LCH	08/29/27	$50,500,000	(2,895,370)	(256,075)	(2,639,295)
2.547%	6-Month EUR-LIBOR	A/S	LCH	03/09/33	EUR 4,500,000	(200,707)	(97,873)	(102,834)
3.000%	6-Month EUR-LIBOR	A/S	LCH	09/20/33	68,200,000	96,113	(481,930)	578,043
0.450%	1-Day JPY-TONAR	A/A	LCH	12/15/51	JPY 310,000,000	(311,596)	(215,045)	(96,551)

						($9,278,293)	($2,815,613)	($6,462,680)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.750%	1-Day USD-SOFR	A/A	LCH	06/21/25	$55,500,000	$1,119,497	$913,501	$205,996
1.750%	1-Day USD-SOFR	A/A	CME	06/15/32	34,800,000	4,872,970	4,852,205	20,765
3.156%	1-Day USD-SOFR	A/A	LCH	03/10/33	27,600,000	(17,882)	-	(17,882)
0.750%	1-Day JPY-TONAR	S/S	LCH	03/20/38	JPY 50,000,000	4,347	(17,367)	21,714
0.800%	1-Day JPY-TONAR	S/S	LCH	10/22/38	220,000,000	14,750	109	14,641
0.705%	1-Day JPY-TONAR	S/S	LCH	10/31/38	170,000,000	28,289	8,630	19,659
0.785%	1-Day JPY-TONAR	S/S	LCH	11/12/38	310,000,000	27,253	874	26,379
0.750%	1-Day JPY-TONAR	S/S	LCH	12/20/38	42,800,000	5,755	(18,183)	23,938
0.500%	1-Day JPY-TONAR	A/A	LCH	03/15/42	2,459,000,000	1,260,887	670,844	590,043
0.662%	1-Day JPY-TONAR	A/A	LCH	04/19/42	138,000,000	44,397	-	44,397
0.800%	1-Day JPY-TONAR	A/A	LCH	06/15/52	3,770,000,000	1,581,815	(6,806)	1,588,621
1.750%	1-Day USD-SOFR	A/A	CME	12/21/52	$11,600,000	3,280,926	2,109,637	1,171,289
3.250%	1-Day GBP-SONIA	A/A	LCH	09/20/53	GBP 1,200,000	144,177	14,267	129,910

						$12,367,181	$8,527,711	$3,839,470

Total Interest Rate Swaps						$3,088,888	$5,712,098	($2,623,210)

Total Swap Agreements						$2,778,807	$4,756,003	($1,977,196)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$-	$175,135
Liabilities	(718,912)	(18,745)
Centrally Cleared Swap Agreements (1)
Assets	9,225,227	5,062,297
Liabilities	(3,750,312)	(7,195,883)

	$4,756,003	($1,977,196)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Energy	$717,997	$-	$-	$717,997
	Financial	198,823	198,823	-	-

	Total Common Stocks	916,820	198,823	-	717,997

	Corporate Bonds & Notes	777,033,238	-	776,711,935	321,303
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	180,223,747	-	180,223,747	-
	Collateralized Mortgage Obligations - Residential	190,192,517	-	190,124,169	68,348
	Fannie Mae	1,030,152,385	-	1,030,152,385	-
	Freddie Mac	83,854,461	-	83,854,461	-
	Government National Mortgage Association	5,999,149	-	5,999,149	-

	Total Mortgage-Backed Securities	1,490,422,259	-	1,490,353,911	68,348

	Asset-Backed Securities	321,422,377	-	321,112,564	309,813
	U.S. Government Agency Issues	32,588,546	-	32,588,546	-
	U.S. Treasury Obligations	378,946,566	-	378,946,566	-
	Foreign Government Bonds & Notes	37,204,374	-	37,204,374	-
	Short-Term Investments	235,134,494	-	235,134,494	-
	Derivatives:
	Credit Contracts
	Swaps	756,864	-	756,864	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,048,425	-	1,048,425	-
	Interest Rate Contracts
	Futures	5,300,971	5,300,971	-	-
	Purchased Options	1,192,980	-	1,192,980	-
	Swaps	4,480,568	-	4,480,568	-

	Total Interest Rate Contracts	10,974,519	5,300,971	5,673,548	-

	Total Asset - Derivatives	12,779,808	5,300,971	7,478,837	-

	Total Assets	3,286,448,482	5,499,794	3,279,531,227	1,417,461

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(35,638,032)	-	(35,638,032)	-
	Derivatives:
	Credit Contracts
	Swaps	(110,850)	-	(110,850)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,202,696)	-	(2,202,696)	-
	Interest Rate Contracts
	Futures	(5,432,064)	(5,432,064)	-	-
	Written Options	(5,002,873)	-	(5,002,873)	-
	Swaps	(7,103,778)	-	(7,103,778)	-

	Total Interest Rate Contracts	(17,538,715)	(5,432,064)	(12,106,651)	-

	Total Liabilities - Derivatives	(19,852,261)	(5,432,064)	(14,420,197)	-

	Total Liabilities	(55,490,293)	(5,432,064)	(50,058,229)	-

	Total	$3,230,958,189	$67,730	$3,229,472,998	$1,417,461

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.5%
Basic Materials - 1.9%
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$1,585,000	$1,547,442
Celanese US Holdings LLC
5.900% due 07/05/24	6,270,000	6,258,692
6.050% due 03/15/25	7,505,000	7,478,099
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	1,300,000	1,278,693
Ecolab, Inc.
1.650% due 02/01/27	1,425,000	1,281,607
5.250% due 01/15/28	4,110,000	4,178,043
LG Chem Ltd. (South Korea) 3.250% due 10/15/24 ~	3,000,000	2,902,367
LYB International Finance III LLC 1.250% due 10/01/25	2,618,000	2,368,411
Nucor Corp.
2.000% due 06/01/25	1,145,000	1,071,344
3.950% due 05/23/25	1,780,000	1,726,966
Nutrien Ltd. (Canada) 4.900% due 03/27/28	1,520,000	1,491,936
POSCO (South Korea)
4.375% due 08/04/25 ~	2,000,000	1,941,707
5.625% due 01/17/26 ~	4,500,000	4,480,740
Sherwin-Williams Co.
4.050% due 08/08/24	480,000	472,384
4.250% due 08/08/25	1,470,000	1,439,798
Steel Dynamics, Inc. 2.800% due 12/15/24	2,000,000	1,909,675
Westlake Corp. 0.875% due 08/15/24	2,505,000	2,366,843

		44,194,747

Communications - 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% due 07/23/25	13,049,000	12,800,376
Comcast Corp.
3.375% due 08/15/25	1,710,000	1,650,472
3.950% due 10/15/25	250,000	243,763
Cox Communications, Inc.
3.150% due 08/15/24 ~	4,606,000	4,451,992
3.350% due 09/15/26 ~	2,443,000	2,288,943
3.500% due 08/15/27 ~	895,000	833,000
Crown Castle Towers LLC 4.241% due 07/15/48 ~	1,040,000	966,626
KT Corp. (South Korea) 4.000% due 08/08/25 ~	1,680,000	1,629,386
Meta Platforms, Inc. 4.600% due 05/15/28	5,805,000	5,744,316
NBN Co. Ltd. (Australia) 1.450% due 05/05/26 ~	3,725,000	3,351,668
NTT Finance Corp. (Japan)
0.583% due 03/01/24 ~	1,065,000	1,029,184
4.142% due 07/26/24 ~	440,000	433,203
4.239% due 07/25/25 ~	885,000	861,260
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25 ~	5,060,000	4,805,141
3.200% due 03/15/27 ~	4,345,000	4,041,133
T-Mobile USA, Inc.
2.250% due 02/15/26	1,895,000	1,742,936
3.500% due 04/15/25	3,470,000	3,337,978
Verizon Communications, Inc.
0.850% due 11/20/25	5,120,000	4,619,907
1.450% due 03/20/26	4,550,000	4,127,507
2.625% due 08/15/26	5,110,000	4,752,065

		63,710,856

Consumer, Cyclical - 4.0%
7-Eleven, Inc. 0.800% due 02/10/24 ~	2,285,000	2,215,106

	Principal Amount	Value
Advance Auto Parts, Inc. 5.900% due 03/09/26	$935,000	$924,959
American Airlines Pass-Through Trust Class AA 3.700% due 04/15/27	810,929	762,645
Aptiv PLC/Aptiv Corp. 2.396% due 02/18/25	2,665,000	2,530,546
AutoZone, Inc. 3.625% due 04/15/25	1,820,000	1,757,344
Brunswick Corp. 0.850% due 08/18/24	4,840,000	4,552,988
Daimler Truck Finance North America LLC (Germany)
1.625% due 12/13/24 ~	3,665,000	3,451,890
5.150% due 01/16/26 ~	965,000	960,925
5.200% due 01/17/25 ~	1,325,000	1,315,000
General Motors Financial Co., Inc.
2.900% due 02/26/25	6,670,000	6,332,545
5.400% due 04/06/26	1,770,000	1,750,280
Genuine Parts Co. 1.750% due 02/01/25	1,440,000	1,349,511
Hasbro, Inc. 3.000% due 11/19/24	6,300,000	6,056,805
Hyatt Hotels Corp. 1.300% due 10/01/23	1,150,000	1,139,555
Hyundai Capital America
0.800% due 01/08/24 ~	2,570,000	2,503,191
0.875% due 06/14/24 ~	2,765,000	2,637,758
1.000% due 09/17/24 ~	1,805,000	1,698,308
5.500% due 03/30/26 ~	1,575,000	1,561,545
5.600% due 03/30/28 ~	2,255,000	2,244,928
Hyundai Capital Services, Inc. (South Korea) 2.125% due 04/24/25 ~	1,385,000	1,298,212
Lowe’s Cos., Inc.
3.350% due 04/01/27	1,125,000	1,063,085
4.400% due 09/08/25	4,272,000	4,188,078
4.800% due 04/01/26	2,260,000	2,238,707
Marriott International, Inc.
3.750% due 03/15/25	650,000	629,815
4.900% due 04/15/29	685,000	666,761
5.750% due 05/01/25	655,000	656,557
Mercedes-Benz Finance North America LLC (Germany)
4.800% due 03/30/26 ~	2,425,000	2,401,939
4.950% due 03/30/25 ~	1,900,000	1,886,458
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/23 ~	250,000	248,622
Nissan Motor Co. Ltd. (Japan) 3.043% due 09/15/23 ~	4,460,000	4,428,789
Nordstrom, Inc. 2.300% due 04/08/24	320,000	308,243
Ross Stores, Inc.
0.875% due 04/15/26	1,960,000	1,732,429
4.600% due 04/15/25	7,315,000	7,177,164
Starbucks Corp. 4.750% due 02/15/26	2,605,000	2,581,864
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	2,615,000	2,292,765
United Airlines Pass-Through Trust Class AA 3.500% due 11/01/29	491,240	442,175
Volkswagen Group of America Finance LLC (Germany)
0.875% due 11/22/23 ~	1,415,000	1,389,205
3.950% due 06/06/25 ~	2,440,000	2,370,200
Warnermedia Holdings, Inc.
3.755% due 03/15/27	6,730,000	6,280,211
6.412% due 03/15/26	1,595,000	1,596,682

		91,623,790

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 8.3%
AbbVie, Inc.
2.600% due 11/21/24	$10,040,000	$9,637,928
2.950% due 11/21/26	7,105,000	6,641,000
3.200% due 05/14/26	685,000	649,475
Amgen, Inc. 5.250% due 03/02/25	2,395,000	2,383,520
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	4,930,000	4,450,535
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	3,270,000	2,941,632
4.448% due 03/16/28	6,415,000	6,059,597
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,750,000	3,714,362
Becton Dickinson & Co.
3.363% due 06/06/24	1,616,000	1,581,302
3.734% due 12/15/24	1,473,000	1,430,589
4.693% due 02/13/28	4,860,000	4,796,755
Cardinal Health, Inc.
3.079% due 06/15/24	1,285,000	1,251,702
3.500% due 11/15/24	2,100,000	2,032,176
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	8,235,000	7,908,828
CSL Finance PLC (Australia) 3.850% due 04/27/27 ~	1,255,000	1,198,996
CVS Health Corp.
2.875% due 06/01/26	1,540,000	1,448,095
3.000% due 08/15/26	1,435,000	1,345,806
5.000% due 02/20/26	3,440,000	3,425,401
Diageo Capital PLC (United Kingdom)
1.375% due 09/29/25	1,300,000	1,196,442
5.200% due 10/24/25	2,100,000	2,103,460
Elevance Health, Inc.
2.375% due 01/15/25	780,000	741,820
5.350% due 10/15/25	1,130,000	1,127,921
ERAC USA Finance LLC 4.600% due 05/01/28 ~	4,305,000	4,185,682
HCA, Inc.
3.125% due 03/15/27 ~	3,505,000	3,220,879
5.375% due 02/01/25	2,085,000	2,067,834
Health Care Service Corp. A Mutual Legal Reserve Co. 1.500% due 06/01/25 ~	5,295,000	4,854,609
HPHT Finance 19 Ltd. (Hong Kong) 2.875% due 11/05/24 ~	1,880,000	1,806,841
HPHT Finance 21 II Ltd. (Hong Kong) 1.500% due 09/17/26 ~	3,450,000	3,017,231
Humana, Inc.
0.650% due 08/03/23	1,140,000	1,135,766
1.350% due 02/03/27	1,675,000	1,458,362
3.850% due 10/01/24	2,120,000	2,071,344
4.500% due 04/01/25	2,015,000	1,978,753
5.750% due 03/01/28	1,050,000	1,069,144
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	6,615,000	6,393,496
4.250% due 07/21/25 ~	3,045,000	2,921,638
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	2,060,000	1,932,697
Kenvue, Inc.
5.350% due 03/22/26 ~	1,500,000	1,512,156
5.500% due 03/22/25 ~	2,800,000	2,808,364
Mars, Inc.
4.550% due 04/20/28 ~	4,490,000	4,421,029

	Principal Amount	Value
Mondelez International Holdings
Netherlands BV 4.250% due 09/15/25 ~	1,960,000	1,907,966
Mondelez International, Inc. 2.625% due 03/17/27	2,570,000	2,373,945
Moody’s Corp. 3.750% due 03/24/25	3,160,000	3,073,399
Nestle Holdings, Inc. 5.250% due 03/13/26 ~	2,925,000	2,947,936
PeaceHealth Obligated Group 1.375% due 11/15/25	455,000	410,296
Perrigo Finance Unlimited Co. 3.900% due 12/15/24	5,480,000	5,308,339
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26	11,430,000	11,295,609
4.450% due 05/19/28	3,430,000	3,372,929
Philip Morris International, Inc.
4.875% due 02/13/26	2,860,000	2,840,679
5.000% due 11/17/25	2,030,000	2,020,331
5.125% due 11/15/24	1,775,000	1,767,564
Revvity, Inc.
0.550% due 09/15/23	1,385,000	1,372,394
0.850% due 09/15/24	2,640,000	2,482,429
Royalty Pharma PLC 0.750% due 09/02/23	1,865,000	1,847,968
S&P Global, Inc. 2.450% due 03/01/27	4,790,000	4,421,070
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	930,000	923,925
Triton Container International Ltd. (Bermuda) 0.800% due 08/01/23 ~	2,770,000	2,757,311
UnitedHealth Group, Inc.
3.700% due 05/15/27	2,755,000	2,657,654
4.250% due 01/15/29	4,740,000	4,608,038
5.150% due 10/15/25	2,305,000	2,312,167
5.250% due 02/15/28	2,250,000	2,295,401
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	5,570,000	5,292,150
Viatris, Inc. 1.650% due 06/22/25	3,440,000	3,166,654
Viterra Finance BV (Netherlands) 4.900% due 04/21/27 ~	3,270,000	3,151,655
Zoetis, Inc. 5.400% due 11/14/25	3,185,000	3,195,589

		192,726,565

Energy - 2.9%
Aker BP ASA (Norway) 2.000% due 07/15/26 ~	905,000	813,142
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	5,520,000	5,143,426
3.800% due 04/15/24	500,000	491,942
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	5,410,000	5,386,819
DCP Midstream Operating LP 5.375% due 07/15/25	6,065,000	6,009,806
Devon Energy Corp. 8.250% due 08/01/23	1,005,000	1,005,529
Enbridge, Inc. (Canada)
2.150% due 02/16/24	2,350,000	2,295,828
2.500% due 01/15/25	4,505,000	4,286,296
2.500% due 02/14/25	1,980,000	1,881,647
Energy Transfer LP
2.900% due 05/15/25	890,000	843,643
4.200% due 09/15/23	510,000	508,137
4.250% due 04/01/24	135,000	132,959
4.900% due 02/01/24	2,360,000	2,344,384
5.875% due 01/15/24	8,465,000	8,467,205
Eni SpA (Italy) 4.000% due 09/12/23 ~	3,395,000	3,380,861
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	455,000	451,190
2.600% due 10/15/25 ~	1,435,000	1,318,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Ovintiv, Inc. 5.650% due 05/15/25	$2,710,000	$2,689,713
Pioneer Natural Resources Co. 5.100% due 03/29/26	2,130,000	2,117,926
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	3,935,000	3,921,249
5.750% due 05/15/24	3,633,000	3,627,776
Schlumberger Finance Canada Ltd. 1.400% due 09/17/25	1,155,000	1,063,320
Targa Resources Corp. 5.200% due 07/01/27	1,448,000	1,422,491
TransCanada PipeLines Ltd. (Canada) 6.203% due 03/09/26	4,375,000	4,379,016
Williams Cos., Inc.
4.300% due 03/04/24	1,190,000	1,176,800
5.400% due 03/02/26	2,215,000	2,210,067

		67,369,922

Financial - 18.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	8,945,000	8,409,850
4.500% due 09/15/23	412,000	410,487
4.875% due 01/16/24	2,405,000	2,388,588
American Express Co.
2.250% due 03/04/25	4,055,000	3,842,906
4.900% due 02/13/26	1,400,000	1,386,356
American International Group, Inc. 2.500% due 06/30/25	2,960,000	2,789,349
American Tower Corp. 2.400% due 03/15/25	1,730,000	1,629,877
Athene Global Funding
1.716% due 01/07/25 ~	5,985,000	5,541,878
2.514% due 03/08/24 ~	7,235,000	7,038,187
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	4,385,000	3,900,401
2.875% due 02/15/25 ~	3,500,000	3,256,838
3.950% due 07/01/24 ~	1,125,000	1,091,720
5.125% due 10/01/23 ~	1,890,000	1,882,566
6.375% due 05/04/28 ~	1,065,000	1,054,565
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,156,729
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	966,839
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) 5.375% due 04/17/25 ~	3,955,000	3,915,708
Banco Santander SA (Spain)
3.496% due 03/24/25	3,600,000	3,449,007
5.770% due 06/30/24	600,000	596,791
Bank of America Corp.
0.810% due 10/24/24	2,500,000	2,458,722
0.976% due 04/22/25	4,375,000	4,195,610
1.734% due 07/22/27	3,150,000	2,813,981
1.843% due 02/04/25	2,880,000	2,806,389
3.384% due 04/02/26	3,705,000	3,553,327
3.841% due 04/25/25	2,435,000	2,387,452
5.080% due 01/20/27	2,000,000	1,969,989
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,419,125
Bank of Montreal (Canada)
3.700% due 06/07/25	4,725,000	4,562,791
4.250% due 09/14/24	2,390,000	2,343,547
5.300% due 06/05/26	2,695,000	2,689,093
Bank of New York Mellon Corp. 4.414% due 07/24/26	3,390,000	3,319,134
4.947% due 04/26/27	3,310,000	3,270,832
5.148% due 05/22/26	2,360,000	2,346,185

	Principal Amount	Value
Banque Federative du Credit Mutuel SA (France) 0.650% due 02/27/24 ~	$3,695,000	$3,571,483
0.998% due 02/04/25 ~	2,850,000	2,629,312
4.935% due 01/26/26 ~	4,190,000	4,112,947
Barclays PLC (United Kingdom)
1.007% due 12/10/24	3,335,000	3,251,889
5.304% due 08/09/26	2,155,000	2,103,023
7.325% due 11/02/26	2,470,000	2,526,326
BPCE SA (France) 5.700% due 10/22/23 ~	5,665,000	5,640,886
Brighthouse Financial Global Funding 1.000% due 04/12/24 ~	3,485,000	3,352,448
Brixmor Operating Partnership LP 3.650% due 06/15/24	3,295,000	3,181,569
CaixaBank SA (Spain) 6.208% due 01/18/29 ~	3,770,000	3,764,401
Canadian Imperial Bank of Commerce (Canada) 5.144% due 04/28/25	6,030,000	5,982,033
Capital One Financial Corp.
2.636% due 03/03/26	3,675,000	3,433,728
3.900% due 01/29/24	1,290,000	1,274,428
4.250% due 04/30/25	515,000	497,409
4.985% due 07/24/26	2,830,000	2,744,063
6.312% due 06/08/29	1,495,000	1,486,144
Charles Schwab Corp.
2.450% due 03/03/27	7,145,000	6,407,402
3.200% due 03/02/27	1,640,000	1,509,772
Citigroup, Inc.
0.981% due 05/01/25	3,600,000	3,445,989
3.106% due 04/08/26	1,845,000	1,762,489
4.140% due 05/24/25	3,580,000	3,518,809
CNO Global Funding
1.650% due 01/06/25 ~	3,575,000	3,323,520
1.750% due 10/07/26 ~	4,220,000	3,730,356
Commonwealth Bank of Australia (Australia) 5.316% due 03/13/26	5,705,000	5,723,686
Corebridge Financial, Inc. 3.500% due 04/04/25	2,720,000	2,593,042
Credicorp Ltd. (Peru) 2.750% due 06/17/25 ~	665,000	628,688
Credit Suisse AG (Switzerland) 0.495% due 02/02/24	3,430,000	3,300,354
Crown Castle International Corp. REIT
1.050% due 07/15/26	2,400,000	2,102,913
2.900% due 03/15/27	1,635,000	1,497,752
3.150% due 07/15/23	1,140,000	1,138,618
Crown Castle, Inc.
4.450% due 02/15/26	4,410,000	4,294,229
5.000% due 01/11/28	555,000	545,252
Danske Bank AS (Denmark)
3.773% due 03/28/25 ~	2,410,000	2,356,246
5.375% due 01/12/24 ~	4,255,000	4,230,814
Equitable Financial Life Global Funding 1.100% due 11/12/24 ~	3,520,000	3,294,983
Essex Portfolio LP REIT 3.875% due 05/01/24	1,500,000	1,473,072
Fifth Third Bank NA
2.250% due 02/01/27	655,000	573,608
5.852% due 10/27/25	6,070,000	5,915,673
First American Financial Corp. 4.600% due 11/15/24	615,000	600,446
Goldman Sachs Group, Inc.
0.657% due 09/10/24	2,430,000	2,402,861
0.925% due 10/21/24	2,215,000	2,177,799
1.757% due 01/24/25	3,640,000	3,544,819
3.500% due 04/01/25	3,620,000	3,479,755
4.482% due 08/23/28	2,920,000	2,825,012

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
5.700% due 11/01/24	$1,500,000	$1,498,303
GTP Acquisition Partners I LLC 3.482% due 06/15/50 ~	9,535,000	9,108,603
HSBC Holdings PLC (United Kingdom)
1.162% due 11/22/24	2,260,000	2,212,289
1.645% due 04/18/26	5,875,000	5,414,300
2.099% due 06/04/26	1,585,000	1,467,512
Jackson Financial, Inc. 1.125% due 11/22/23	2,155,000	2,115,900
Jackson National Life Global Funding 1.750% due 01/12/25 ~	3,835,000	3,561,332
JPMorgan Chase & Co.
0.824% due 06/01/25	3,830,000	3,642,002
2.083% due 04/22/26	6,250,000	5,855,561
4.080% due 04/26/26	3,570,000	3,470,671
5.934% (SOFR + 0.885%) due 04/22/27 §	2,700,000	2,702,832
LeasePlan Corp. NV (Netherlands) 2.875% due 10/24/24 ~	3,960,000	3,774,309
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	2,250,000	2,185,350
LSEGA Financing PLC (United Kingdom)
0.650% due 04/06/24 ~	6,165,000	5,913,283
2.000% due 04/06/28 ~	920,000	789,681
Marsh & McLennan Cos., Inc.
3.750% due 03/14/26	435,000	421,418
3.875% due 03/15/24	1,815,000	1,790,918
Mitsubishi UFJ Financial Group, Inc. (Japan) 0.953% due 07/19/25	5,750,000	5,434,669
Morgan Stanley
1.164% due 10/21/25	2,950,000	2,758,548
2.630% due 02/18/26	3,420,000	3,244,123
3.620% due 04/17/25	2,660,000	2,607,956
4.754% due 04/21/26	2,960,000	2,917,772
5.050% due 01/28/27	1,370,000	1,358,970
5.519% (SOFR + 0.455%) due 01/25/24 §	3,095,000	3,092,336
6.138% due 10/16/26	3,000,000	3,031,486
Nasdaq, Inc. 5.650% due 06/28/25	580,000	581,922
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~	1,255,000	1,182,310
3.479% due 03/22/25 ~	1,850,000	1,775,066
Northern Trust Corp. 3.950% due 10/30/25	1,955,000	1,884,745
Northwestern Mutual Global Funding 4.350% due 09/15/27 ~	2,840,000	2,771,483
Park Aerospace Holdings Ltd. (Ireland) 5.500% due 02/15/24 ~	505,000	499,378
PNC Financial Services Group, Inc.
4.758% due 01/26/27	3,290,000	3,216,998
5.671% due 10/28/25	4,585,000	4,549,056
5.812% due 06/12/26	1,260,000	1,253,087
Principal Life Global Funding II
0.750% due 04/12/24 ~	1,230,000	1,181,035
0.875% due 01/12/26 ~	2,450,000	2,179,873
Public Storage REIT 5.519% (SOFR + 0.470%) due 04/23/24 §	1,045,000	1,044,537
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~	4,330,000	4,113,747
3.500% due 03/28/24 ~	2,320,000	2,283,284
Realty Income Corp. 5.050% due 01/13/26	625,000	619,913
Royal Bank of Canada (Canada) 4.950% due 04/25/25	11,185,000	11,042,948
Santander Holdings USA, Inc. 2.490% due 01/06/28	2,580,000	2,230,666

	Principal Amount	Value
SBA Tower Trust REIT
1.631% due 05/15/51 ~	$1,045,000	$902,663
1.884% due 07/15/50 ~	725,000	651,878
2.836% due 01/15/50 ~	2,045,000	1,942,645
6.599% due 01/15/28 ~	990,000	1,007,976
Simon Property Group LP REIT
2.000% due 09/13/24	1,099,000	1,049,123
3.375% due 10/01/24	2,250,000	2,181,924
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	317,183
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	1,525,000	1,479,083
1.214% due 03/23/25 ~	225,000	216,408
1.822% due 11/23/25 ~	1,825,000	1,707,279
State Street Corp.
4.857% due 01/26/26	1,515,000	1,493,176
5.104% due 05/18/26	5,210,000	5,172,746
Svenska Handelsbanken AB (Sweden)
0.550% due 06/11/24 ~	1,520,000	1,447,053
1.418% due 06/11/27 ~	1,120,000	983,166
Synchrony Financial 4.250% due 08/15/24	4,015,000	3,872,547
Toronto-Dominion Bank (Canada)
0.700% due 09/10/24	2,920,000	2,753,816
4.285% due 09/13/24	2,000,000	1,964,781
Truist Financial Corp. 5.490% (SOFR + 0.400%) due 06/09/25 §	2,995,000	2,899,785
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	5,955,000	5,930,385
1.494% due 08/10/27 ~	1,400,000	1,203,322
4.488% due 05/12/26 ~	1,135,000	1,097,834
4.490% due 08/05/25 ~	3,100,000	3,031,053
US Bancorp
4.548% due 07/22/28	6,290,000	6,020,060
5.727% due 10/21/26	1,940,000	1,939,707
Wells Fargo & Co.
2.188% due 04/30/26	2,725,000	2,554,485
3.526% due 03/24/28	2,195,000	2,050,959
3.908% due 04/25/26	3,760,000	3,637,114
4.540% due 08/15/26	3,465,000	3,387,141
Western Union Co. 2.850% due 01/10/25	6,945,000	6,609,299
WP Carey, Inc. REIT 4.600% due 04/01/24	4,000,000	3,945,996

		426,025,626

Industrial - 1.9%

Amcor Flexibles North America, Inc. 4.000% due 05/17/25	2,745,000	2,653,366
Amphenol Corp.
2.050% due 03/01/25	3,255,000	3,073,956
4.750% due 03/30/26	1,250,000	1,235,604
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	5,010,000	4,709,069
1.750% due 12/02/26	2,100,000	1,888,244
Carrier Global Corp. 2.242% due 02/15/25	899,000	850,764
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	990,000	940,135
GATX Corp.
3.250% due 03/30/25	2,908,000	2,762,161
4.350% due 02/15/24	5,655,000	5,586,656
Martin Marietta Materials, Inc. 0.650% due 07/15/23	855,000	853,231
Otis Worldwide Corp. 2.056% due 04/05/25	3,870,000	3,649,189
Parker-Hannifin Corp. 3.650% due 06/15/24	2,800,000	2,744,500
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.450% due 07/01/24 ~	2,403,000	2,341,572

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.750% due 05/24/26 ~	$2,880,000	$2,854,072
Regal Rexnord Corp. 6.050% due 02/15/26 ~	2,230,000	2,234,112
Republic Services, Inc.
0.875% due 11/15/25	675,000	607,637
2.500% due 08/15/24	1,725,000	1,664,649
4.875% due 04/01/29	1,015,000	1,014,191
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	1,645,000	1,610,894
4.125% due 07/15/23 ~	766,000	765,395

		44,039,397

Technology - 2.1%
CDW LLC/CDW Finance Corp. 5.500% due 12/01/24	655,000	651,286
Fidelity National Information Services, Inc.
0.600% due 03/01/24	2,325,000	2,244,322
4.500% due 07/15/25	1,905,000	1,863,290
Fiserv, Inc.
2.750% due 07/01/24	6,545,000	6,351,915
3.800% due 10/01/23	1,070,000	1,064,736
Fortinet, Inc. 1.000% due 03/15/26	2,565,000	2,290,710
Intel Corp. 4.875% due 02/10/26	2,160,000	2,154,324
Microchip Technology, Inc.
0.972% due 02/15/24	2,770,000	2,684,242
0.983% due 09/01/24	3,900,000	3,685,219
2.670% due 09/01/23	2,125,000	2,116,355
Micron Technology, Inc. 5.375% due 04/15/28	3,360,000	3,329,788
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24	1,605,000	1,593,840
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.700% due 05/01/25	2,780,000	2,636,013
3.875% due 06/18/26	2,030,000	1,950,862
4.400% due 06/01/27	480,000	464,299
Oracle Corp. 5.800% due 11/10/25	1,975,000	1,997,711
Qorvo, Inc. 1.750% due 12/15/24 ~	1,660,000	1,545,257
Roper Technologies, Inc.
1.000% due 09/15/25	685,000	623,075
2.350% due 09/15/24	670,000	642,783
Take-Two Interactive Software, Inc.
3.300% due 03/28/24	110,000	107,874
3.550% due 04/14/25	1,520,000	1,466,571
5.000% due 03/28/26	3,590,000	3,557,038
Texas Instruments, Inc. 4.600% due 02/15/28	660,000	661,614
VMware, Inc. 0.600% due 08/15/23	1,375,000	1,366,793
Workday, Inc. 3.500% due 04/01/27	1,680,000	1,593,236

		48,643,153

Utilities - 3.1%
AES Corp. 3.300% due 07/15/25 ~	2,565,000	2,424,536
Alexander Funding Trust 1.841% due 11/15/23 ~	1,885,000	1,843,950
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	7,745,000	7,511,341
Constellation Energy Generation LLC 5.600% due 03/01/28	1,850,000	1,865,586
DTE Energy Co. 4.220% due 11/01/24	3,560,000	3,481,869
Enel Finance International NV (Italy) 1.375% due 07/12/26 ~	4,580,000	4,045,174

	Principal Amount	Value
2.650% due 09/10/24 ~	$5,970,000	$5,746,539
6.800% due 10/14/25 ~	500,000	509,511
Israel Electric Corp. Ltd. (Israel) 5.000% due 11/12/24 ~	3,600,000	3,563,460
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27	2,360,000	2,105,129
4.450% due 06/20/25	3,195,000	3,136,018
6.051% due 03/01/25	1,520,000	1,526,393
NiSource, Inc. 5.250% due 03/30/28	535,000	535,100
NRG Energy, Inc. 3.750% due 06/15/24 ~	2,225,000	2,150,961
Pacific Gas and Electric Co. 3.500% due 06/15/25	3,760,000	3,561,444
Sempra Energy
3.300% due 04/01/25	2,450,000	2,351,127
5.400% due 08/01/26	2,025,000	2,016,238
Southern California Gas Co. 2.950% due 04/15/27	1,395,000	1,302,274
Southern Co. 3.250% due 07/01/26	1,420,000	1,336,456
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25 ~	1,200,000	1,238,794
Vistra Operations Co. LLC
3.550% due 07/15/24 ~	14,955,000	14,447,531
5.125% due 05/13/25 ~	3,885,000	3,791,744

		70,491,175

Total Corporate Bonds & Notes (Cost $1,076,121,267)		1,048,825,231

MORTGAGE-BACKED SECURITIES - 12.6%
Collateralized Mortgage Obligations - Commercial - 3.6%
280 Park Avenue Mortgage Trust 6.062% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,591,839
BAMLL Commercial Mortgage Securities Trust
3.218% due 04/14/33 ~	2,030,000	1,886,947
3.490% due 04/14/33 ~	1,775,000	1,624,319
6.044% (USD LIBOR + 0.850%) due 09/15/34 § ~	5,645,000	5,610,246
6.344% (USD LIBOR + 1.150%) due 09/15/34 § ~	780,000	773,880
6.894% (USD LIBOR + 1.700%) due 09/15/34 § ~	2,015,000	1,992,375
7.193% (USD LIBOR + 2.000%) due 09/15/38 § ~	1,570,000	1,342,942
Bank
2.056% due 11/15/62	198,341	194,291
2.263% due 08/15/61	342,001	321,090
BCP Trust 5.992% (USD LIBOR + 0.799%) due 06/15/38 § ~	1,045,000	935,617
Benchmark Mortgage Trust due 07/15/55 #	1,059,000	1,056,729
BFLD Trust 7.102% (SOFR + 1.954%) due 10/15/34 § ~	4,575,000	4,492,929
BPR Trust 6.343% (USD LIBOR + 1.150%) due 09/15/38 § ~	1,585,000	1,476,925
BSREP Commercial Mortgage Trust 7.094% (USD LIBOR + 1.900%) due 08/15/38 § ~	700,000	595,611
BX Commercial Mortgage Trust 6.342% (SOFR + 1.194%) due 10/15/36 § ~	1,249,500	1,238,788

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
6.473% (USD LIBOR + 1.280%) due 06/15/36 § ~	$935,000	$890,231
6.594% (USD LIBOR + 1.400%) due 06/15/38 § ~	1,352,219	1,300,348
8.288% (SOFR + 3.141%) due 06/15/27 § ~	1,815,000	1,810,741
BX Trust
5.391% due 02/15/28 ~	2,950,000	2,822,778
6.243% (USD LIBOR + 1.050%) due 05/15/35 § ~	4,237,000	4,189,475
CGDB Commercial Mortgage Trust 6.843% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,519,534
Cold Storage Trust 6.493% (USD LIBOR + 1.300%) due 11/15/37 § ~	1,484,316	1,459,855
COMM Mortgage Trust 4.343% due 10/10/29 § ~	1,893,000	1,698,157
Commercial Mortgage Trust
3.838% due 09/10/47	2,825,000	2,722,006
3.926% due 03/10/48 §	845,000	765,141
4.080% due 08/10/47	2,055,000	1,973,427
4.204% due 03/10/48 §	1,770,000	1,584,827
4.353% due 08/10/30 ~	1,180,000	1,082,281
4.763% due 02/10/47 §	1,715,000	1,622,349
4.853% due 08/10/47 § ~	710,000	607,951
Credit Suisse Mortgage Capital Certificates
6.623% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,134,689	2,112,819
6.793% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,571,091	1,553,095
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	321,649	314,074
Extended Stay America Trust
6.274% (USD LIBOR + 1.080%) due 07/15/38 § ~	742,078	728,302
6.894% (USD LIBOR + 1.700%) due 07/15/38 § ~	1,657,629	1,615,780
Fontainebleau Miami Beach Trust 3.447% due 12/10/36 ~	1,715,000	1,626,522
Great Wolf Trust 6.895% (SOFR + 1.747%) due 12/15/36 § ~	1,055,000	1,036,132
GS Mortgage Securities Corp. Trust 6.794% (USD LIBOR + 1.600%) due 05/15/26 § ~	1,440,000	1,241,409
GS Mortgage Securities Trust 3.433% due 05/10/50	1,825,000	1,670,316
JP Morgan Chase Commercial Mortgage Securities Trust
6.964% (USD LIBOR + 1.770%) due 10/15/33 § ~	2,345,000	2,058,802
7.043% (USD LIBOR + 1.850%) due 09/15/29 § ~	1,025,000	893,561
7.364% (USD LIBOR + 2.170%) due 10/15/33 § ~	1,890,000	1,600,488
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,340,937
KIND Trust 7.012% (SOFR + 1.864%) due 08/15/38 § ~	2,050,183	1,927,675
KKR Industrial Portfolio Trust
6.262% (SOFR + 1.114%) due 12/15/37 § ~	660,000	639,342
6.512% (SOFR + 1.364%) due 12/15/37 § ~	476,250	459,059
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	742,502

	Principal Amount	Value
Morgan Stanley Capital I Trust 6.993% (USD LIBOR + 1.800%) due 12/15/36 § ~	$775,000	$424,046
New Orleans Hotel Trust 6.482% (USD LIBOR + 1.289%) due 04/15/32 § ~	2,575,999	2,482,338
ONE Mortgage Trust
6.212% (SOFR + 1.064%) due 03/15/36 § ~	2,945,000	2,730,910
6.362% (SOFR + 1.214%) due 03/15/36 § ~	1,580,000	1,445,827
RLGH Trust 5.994% (USD LIBOR + 0.800%) due 04/15/36 § ~	1,370,000	1,330,492
WFRBS Commercial Mortgage Trust 4.045% due 03/15/47	1,465,000	1,443,926

		84,601,983

Collateralized Mortgage Obligations - Residential - 4.7%
Angel Oak Mortgage Trust
0.909% due 01/25/66 § ~	1,147,244	947,454
0.985% due 04/25/66 § ~	949,235	777,378
1.068% due 05/25/66 § ~	731,166	597,065
1.579% due 05/25/65 § ~	290,388	266,044
2.041% due 05/25/65 § ~	400,197	368,660
2.872% due 04/25/65 § ~	201,384	185,438
4.800% due 09/26/67 ~	5,805,000	5,518,454
Bayview MSR Opportunity Master Fund Trust (Cayman) 2.500% due 06/25/51 § ~	1,621,109	1,393,373
BINOM Securitization Trust 2.625% due 06/25/56 § ~	633,953	535,087
BRAVO Residential Funding Trust 1.699% due 04/25/60 § ~	1,028,071	907,364
CIM Trust 2.500% due 04/25/50 § ~	1,271,245	1,046,090
CIM TRUST 4.500% due 03/25/62 § ~	2,706,669	2,583,572
COLT Mortgage Loan Trust
1.167% due 06/25/66 § ~	949,142	759,413
1.506% due 04/27/65 § ~	127,677	118,714
6.503% due 04/25/68 ~	688,596	683,597
Connecticut Avenue Securities Trust 6.067% (SOFR + 1.000%) due 12/25/41 § ~	894,398	884,881
due 06/25/43 § # ~	3,400,000	3,405,321
7.067% (SOFR + 2.000%) due 03/25/42 § ~	918,520	921,011
7.167% (SOFR + 2.100%) due 03/25/42 § ~	1,398,972	1,404,972
7.367% (SOFR + 2.300%) due 05/25/43 § ~	4,806,955	4,832,599
7.617% (SOFR + 2.550%) due 07/25/42 § ~	632,958	642,329
8.017% (SOFR + 2.950%) due 06/25/42 § ~	1,487,502	1,523,439
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 § ~	388,267	328,802
0.973% due 05/25/65 § ~	223,571	202,924
1.260% due 04/25/66 § ~	424,995	358,404
Eagle RE Ltd. (Bermuda) 6.617% (SOFR + 1.550%) due 04/25/34 § ~	490,472	490,649
Ellington Financial Mortgage Trust
0.797% due 02/25/66 § ~	246,858	205,614
0.931% due 06/25/66 § ~	574,820	457,404
1.106% due 02/25/66 § ~	212,045	173,446
1.291% due 06/25/66 § ~	553,863	436,423
1.550% due 09/25/66 § ~	551,091	419,963
3.046% due 11/25/59 § ~	200,865	183,911
Fannie Mae 3.000% due 11/25/47	1,828,919	1,677,312

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities 6.350% (USD LIBOR + 1.200%) due 01/25/30 §	$28,918	$28,915
Federal Home Loan Mortgage Corp. STACR REMIC Trust 7.367% (SOFR + 2.300%) due 08/25/42 § ~	3,373,902	3,396,997
Flagstar Mortgage Trust
4.000% due 09/25/48 § ~	182,430	174,449
5.988% (USD LIBOR + 0.850%) due 03/25/50 § ~	387,257	360,078
Freddie Mac
6.367% (SOFR + 1.300%) due 02/25/42 § ~	3,805,493	3,784,984
7.167% (SOFR + 2.100%) due 04/25/43 § ~	5,664,715	5,684,393
7.217% (SOFR + 2.150%) due 09/25/42 § ~	570,717	574,364
8.017% (SOFR + 2.950%) due 06/25/42 § ~	1,116,427	1,137,062
Freddie Mac STACR Trust
6.717% (SOFR + 1.650%) due 01/25/34 § ~	670,759	669,923
6.867% (SOFR + 1.800%) due 11/25/41 § ~	1,160,000	1,118,946
7.000% due 09/15/30	86,107	87,651
7.000% (USD LIBOR + 1.850%) due 02/25/50 § ~	1,072,037	1,075,942
7.067% (SOFR + 2.000%) due 04/25/42 § ~	3,851,665	3,864,116
7.167% (SOFR + 2.100%) due 03/25/42 § ~	1,780,631	1,784,551
7.267% (SOFR + 2.200%) due 05/25/42 § ~	2,089,091	2,103,329
8.250% (USD LIBOR + 3.100%) due 03/25/50 § ~	587,167	602,582
Freddie Mac Structured Agency Credit Risk Debt Notes 3.865% due 05/25/47 § ~	162,832	155,358
Galton Funding Mortgage Trust
2.832% due 01/25/60 § ~	1,085,000	813,631
3.339% due 10/25/59 § ~	680,000	615,416
3.500% due 11/25/57 § ~	203,052	180,774
4.000% due 02/25/59 § ~	98,056	91,593
4.500% due 02/25/59 § ~	134,159	128,078
GS Mortgage-Backed Securities Trust
2.500% due 06/25/52 § ~	3,173,979	2,707,526
3.952% due 07/25/44 § ~	15,681	15,519
Imperial Fund Mortgage Trust
1.516% due 09/25/56 § ~	917,939	706,063
4.767% due 06/25/67 § ~	1,449,714	1,389,062
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	431,369	369,791
3.500% due 08/25/50 § ~	281,959	247,500
MFA Trust 0.852% due 01/25/56 § ~	485,537	427,615
New Residential Mortgage Loan Trust 2.500% due 06/25/51 § ~	1,067,608	923,991
2.500% due 09/25/51 § ~	2,877,378	2,472,008
NLT Trust 1.520% due 08/25/56 § ~	790,501	620,063
OBX Trust
3.000% due 01/25/60 § ~	513,794	441,132
3.000% due 05/25/60 § ~	1,030,430	880,090
3.500% due 12/25/49 § ~	154,179	137,059
3.500% due 02/25/60 § ~	576,324	507,657
5.035% (USD LIBOR + 1.200%) due 06/25/59 § ~	121,129	116,507
5.900% (USD LIBOR + 0.750%) due 02/25/60 § ~	309,837	287,639
6.050% (USD LIBOR + 0.900%) due 10/25/59 § ~	99,274	96,555

	Principal Amount	Value
6.100% (USD LIBOR + 0.950%) due 02/25/60 § ~	$506,646	$474,222
Oceanview Mortgage Trust 2.500% due 12/25/51 § ~	1,495,703	1,278,741
PSMC Trust 2.500% due 05/25/51 § ~	1,174,845	1,021,159
Sequoia Mortgage Trust
4.000% due 06/25/48 § ~	234,605	216,209
4.000% due 08/25/48 § ~	65,524	63,270
4.000% due 10/25/48 § ~	3,519	3,492
4.500% due 08/25/48 § ~	16,174	15,688
SG Residential Mortgage Trust
1.381% due 05/25/65 § ~	383,345	333,747
3.166% due 03/27/62 § ~	1,946,770	1,718,622
Starwood Mortgage Residential Trust
0.943% due 05/25/65 § ~	835,740	740,315
1.162% due 08/25/56 § ~	2,178,252	1,813,421
2.408% due 02/25/50 § ~	680,901	629,407
2.916% due 09/27/49 § ~	665,197	630,724
Towd Point Mortgage Trust
3.250% due 07/25/58 § ~	697,535	667,402
3.750% due 03/25/58 § ~	807,231	759,079
3.750% due 05/25/58 § ~	1,490,997	1,407,485
3.750% due 09/25/62 ~	2,769,745	2,549,228
TRK Trust 1.409% due 07/25/56 § ~	412,846	347,800
UWM Mortgage Trust 2.500% due 09/25/51 § ~	530,122	454,806
Verus Securitization Trust
0.918% due 02/25/64 § ~	681,592	585,740
1.031% due 02/25/66 § ~	622,932	523,517
1.046% due 06/25/66 § ~	4,065,475	3,409,715
1.052% due 01/25/66 § ~	479,289	402,796
1.155% due 01/25/66 § ~	285,378	240,307
1.373% due 09/25/66 § ~	759,273	592,957
1.829% due 10/25/66 § ~	2,818,692	2,400,336
1.977% due 03/25/60 § ~	47,549	46,336
2.226% due 05/25/60 § ~	361,953	353,326
2.913% due 07/25/59 § ~	343,968	332,449
3.117% due 07/25/59 § ~	458,094	442,755
3.288% due 01/25/67 § ~	3,089,953	2,640,470
6.438% due 03/25/68 ~	1,776,578	1,764,243
Vista Point Securitization Trust 2.496% due 04/25/65 § ~	209,882	186,390
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 12/25/50 § ~	2,189,886	1,897,673
2.500% due 09/25/51 § ~	1,685,133	1,444,876

		108,404,719

Fannie Mae - 2.4%
due 07/18/38 #	2,290,000	2,245,452
due 07/13/53 #	2,935,000	2,921,013
2.000% due 10/01/50	664,731	547,890
2.500% due 11/01/51 - 01/01/52	3,374,832	2,871,579
3.000% due 09/01/28 - 06/01/52	9,213,292	8,316,176
3.500% due 01/01/44 - 01/01/52	1,520,917	1,407,022
3.963% (USD LIBOR + 1.502%) due 02/01/33 §	15,139	14,779
4.000% due 03/01/41 - 09/01/52	7,566,772	7,111,651
4.230% (USD LIBOR + 1.605%) due 04/01/33 §	17,019	16,616
4.354% (UST + 2.265%) due 06/01/33 §	202,020	205,647
4.398% (UST + 2.215%) due 02/01/33 §	34,791	33,796
4.500% due 05/01/41 - 08/01/52	14,739,584	14,248,544
5.000% due 07/01/24 - 10/01/52	3,567,552	3,532,605
5.096% (UST + 2.258%) due 06/01/35 §	64,272	62,892
5.500% due 01/01/36 - 02/01/49	2,559,778	2,628,150
5.908% (USD LIBOR + 1.543%) due 01/01/35 §	2,087	2,116
6.000% due 03/01/37 - 07/13/53	7,978,165	8,140,852

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
6.500% due 05/01/33	$245,446	$253,370
7.000% due 06/01/33	121,659	123,317

		54,683,467

Freddie Mac - 0.5%
2.500% due 01/01/52 - 04/01/52	4,651,698	3,976,996
3.000% due 06/01/52	904,429	796,893
3.500% due 02/01/52	2,641,907	2,419,713
4.000% due 12/01/49 - 09/01/52	1,213,489	1,143,377
4.076% (UST + 1.951%) due 02/01/35 §	53,432	51,765
4.269% (UST + 2.179%) due 09/01/35 §	86,177	85,755
4.500% due 09/01/37 - 05/01/50	755,381	740,264
4.564% (UST + 2.250%) due 08/01/35 §	140,452	141,881
5.000% due 12/01/41 - 03/01/50	2,034,620	2,026,475
5.500% due 07/01/38 - 06/01/41	254,555	261,342
7.000% due 03/01/39	160,825	166,932
7.500% due 06/01/38	137,775	141,940

		11,953,333

Government National Mortgage Association - 1.4%
due 07/20/53 #	2,610,000	2,656,083
due 07/20/53 #	2,970,000	2,918,721
due 07/20/53 #	3,560,000	3,543,591
2.625% (UST + 1.500%) due 09/20/34 §	267,095	258,406
3.000% due 09/20/47	3,510,655	3,179,380
3.500% due 07/20/52 - 12/20/52	8,980,435	8,292,561
3.625% (UST + 1.500%) due 01/20/35 §	411,503	401,918
4.000% due 10/20/50 - 10/20/52	2,963,735	2,811,018
4.500% due 08/20/47 - 10/20/52	5,100,307	4,928,387
5.000% due 12/20/34 - 05/20/48	1,298,019	1,302,901
5.500% due 09/15/45 - 02/20/49	1,161,839	1,182,144
6.000% due 07/15/36	164,244	171,689

		31,646,799

Total Mortgage-Backed Securities (Cost $308,217,456)		291,290,301

ASSET-BACKED SECURITIES - 11.7%
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	1,665,000	1,546,457
0.970% due 02/18/26	417,677	414,134
1.060% due 08/18/26	980,000	923,007
1.210% due 12/18/26	1,030,000	940,198
1.290% due 06/18/27	2,095,000	1,882,473
1.590% due 10/20/25	1,104,410	1,084,094
1.800% due 12/18/25	1,175,000	1,124,806
2.770% due 04/19/27	4,310,000	4,054,549
4.810% due 04/18/28	4,195,000	4,109,071
5.800% due 12/18/28	1,150,000	1,140,090
Amur Equipment Finance Receivables X LLC 1.640% due 10/20/27 ~	580,439	556,324
Amur Equipment Finance Receivables XII LLC 6.090% due 12/20/29 ~	3,620,000	3,626,573
ARI Fleet Lease Trust 5.410% due 02/17/32 ~	4,110,000	4,068,183
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	865,686
3.350% due 09/22/25 ~	1,355,000	1,315,463
4.950% due 03/20/25 ~	745,000	736,443
Blackbird Capital Aircraft Lease Securitization Ltd. 2.487% due 12/16/41 § ~	522,237	499,794
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	267,308	251,344
CarMax Auto Owner Trust
1.090% due 03/16/26	2,730,000	2,602,137
5.570% due 11/15/28	2,495,000	2,460,702

	Principal Amount	Value
6.550% due 10/15/29	$1,625,000	$1,605,759
CBAM Ltd. (Cayman) 6.540% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,078,534	5,059,455
Cedar Funding XIV CLO Ltd. (Cayman) 6.360% (USD LIBOR + 1.100%) due 07/15/33 § ~	2,230,000	2,202,331
CIFC Funding Ltd. (Cayman)
6.310% (USD LIBOR + 1.050%) due 07/15/33 § ~	4,185,000	4,143,618
6.323% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,652,456	3,633,044
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,093,794
2.010% due 12/16/24	97,173	97,028
Dell Equipment Finance Trust 5.650% due 01/22/29 ~	3,485,000	3,488,764
Drive Auto Receivables Trust 1.390% due 03/15/29	1,070,000	999,369
Dryden 77 CLO Ltd. (Cayman) 6.499% (USD LIBOR + 1.120%) due 05/20/34 § ~	4,680,000	4,602,626
Dryden 86 CLO Ltd. (Cayman) 6.360% (USD LIBOR + 1.100%) due 07/17/34 § ~	5,775,000	5,667,771
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~	1,385,108	1,285,305
2.690% due 03/25/30 ~	206,308	200,635
2.730% due 04/25/28 ~	367,939	367,030
Enterprise Fleet Financing LLC 5.560% due 04/22/30 ~	5,770,000	5,741,829
Exeter Automobile Receivables Trust
2.560% due 06/15/28	405,000	388,462
3.850% due 07/17/28	2,130,000	2,054,785
5.700% due 08/17/26	305,000	304,247
5.980% due 12/15/28	945,000	927,961
6.510% due 12/15/27	2,940,000	2,938,188
6.690% due 06/15/29	245,000	244,309
Finance of America HECM Buyout 4.000% due 08/01/32 § ~	2,569,893	2,482,299
FirstKey Homes Trust
1.339% due 08/17/37 ~	2,938,575	2,668,406
1.968% due 10/19/37 ~	2,580,000	2,310,893
2.241% due 08/17/37 ~	3,355,000	3,045,117
Ford Credit Auto Lease Trust
4.180% due 10/15/25	3,385,000	3,287,729
5.540% due 12/15/26	1,060,000	1,036,646
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	1,470,000	1,328,655
3.520% due 07/15/30 ~	4,155,000	4,102,357
5.070% due 01/15/29	3,820,000	3,756,270
5.220% due 03/15/30	2,225,000	2,183,968
Ford Credit Floorplan Master Owner Trust A
5.750% due 05/15/28 ~	1,485,000	1,460,009
6.620% due 05/15/28 ~	1,765,000	1,735,345
Ford Credit Floorplan Master Owner Trust Class C 1.420% due 09/15/25	1,885,000	1,840,398
GM Financial Automobile Leasing Trust
5.130% due 08/20/26	2,425,000	2,377,862
5.760% due 01/20/27	2,920,000	2,884,788
GM Financial Consumer Automobile Receivables Trust
1.050% due 05/18/26	1,005,000	948,123
1.490% due 12/16/24	54,464	54,199
5.030% due 09/18/28	520,000	512,598
5.210% due 12/18/28	1,090,000	1,070,032
GMF Floorplan Owner Revolving Trust
1.030% due 08/15/25 ~	830,000	824,830
5.730% due 06/15/28 ~	5,330,000	5,320,789

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Hardee’s Funding LLC 4.959% due 06/20/48 ~	$3,795,713	$3,550,226
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	157,191	155,196
2.740% due 02/25/39 ~	634,470	591,432
2.960% due 12/26/28 ~	43,815	43,141
HPEFS Equipment Trust
5.910% due 04/20/28 ~	1,495,000	1,472,711
6.130% due 08/20/29 ~	3,555,000	3,538,146
Hyundai Auto Receivables Trust
1.410% due 11/15/24	187,400	186,291
1.600% due 12/15/26	1,360,000	1,298,508
KKR CLO 29 Ltd. (Cayman) 6.460% (USD LIBOR + 1.200%) due 01/15/32 § ~	2,500,000	2,479,005
Madison Park Funding XXIII Ltd. (Cayman)
6.262% (USD LIBOR + 0.970%) due 07/27/31 § ~	2,565,950	2,543,632
6.842% (USD LIBOR + 1.550%) due 07/27/31 § ~	1,675,000	1,656,733
Madison Park Funding XXXIII Ltd. (Cayman) 6.276% (SOFR + 1.290%) due 10/15/32 § ~	3,565,000	3,516,873
Madison Park Funding XXXV Ltd. (Cayman) 6.240% (USD LIBOR + 0.990%) due 04/20/32 § ~	5,565,000	5,491,752
Magnetite XXV Ltd. (Cayman) 6.455% (USD LIBOR + 1.200%) due 01/25/32 § ~	1,145,000	1,137,481
MMAF Equipment Finance LLC 5.610% due 07/10/28 ~	4,025,000	4,020,534
MVW LLC
2.230% due 05/20/39 ~	320,260	283,162
2.730% due 10/20/37 ~	237,966	221,280
MVW Owner Trust
2.420% due 12/20/34 ~	96,499	95,913
2.750% due 12/20/34 ~	32,862	32,646
2.890% due 11/20/36 ~	723,833	688,019
2.990% due 12/20/34 ~	88,675	88,005
4.930% due 10/20/40 ~	3,206,628	3,145,992
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	470,406	416,522
1.220% due 07/15/69 ~	390,069	346,504
1.310% due 01/15/69 ~	222,637	201,280
1.690% due 05/15/69 ~	705,169	633,586
2.150% due 11/15/68 ~	3,584,122	3,266,678
2.400% due 10/15/68 ~	549,934	506,502
2.460% due 11/15/68 ~	974,417	895,068
2.640% due 05/15/68 ~	1,041,310	978,499
3.420% due 01/15/43 ~	1,349,746	1,297,836
Nelnet Student Loan Trust 1.320% due 04/20/62 ~	910,622	809,567
Neuberger Berman Loan Advisers CLO 26 Ltd. (Cayman) 6.662% (USD LIBOR + 1.400%) due 10/18/30 § ~	1,755,000	1,702,417
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman) 6.255% (USD LIBOR + 0.990%) due 01/20/32 § ~	3,755,000	3,705,605
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman) 6.320% (USD LIBOR + 1.060%) due 04/16/33 § ~	1,085,000	1,073,336
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	106,252	105,535
OCP CLO Ltd. (Cayman)
6.370% (USD LIBOR + 1.120%) due 07/20/29 § ~	3,612,106	3,589,485

	Principal Amount	Value
6.810% (USD LIBOR + 1.550%) due 07/15/30 § ~	$2,710,000	$2,648,597
Octagon Investment Partners 36 Ltd. (Cayman) 6.230% (USD LIBOR + 0.970%) due 04/15/31 § ~	3,625,000	3,598,418
Octane Receivables Trust
1.210% due 09/20/28 ~	926,565	891,018
4.900% due 05/22/28 ~	1,290,000	1,251,466
5.870% due 05/21/29 ~	1,174,514	1,168,528
5.880% due 06/20/31 ~	5,030,000	5,001,722
5.960% due 07/20/29 ~	940,000	929,801
Palmer Square CLO Ltd. (Cayman) 6.401% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,505,000	4,472,519
Progress Residential Trust
1.495% due 10/17/27 ~	4,777,000	4,304,119
2.078% due 06/17/37 ~	459,432	426,244
4.451% due 07/20/39 ~	1,630,000	1,548,279
Santander Bank Auto Credit-Linked Notes
5.916% due 08/16/32 ~	563,530	560,106
6.024% due 12/15/32 ~	441,166	439,085
6.451% due 12/15/32 ~	1,978,428	1,973,990
6.493% due 06/15/33 ~	2,155,000	2,152,299
6.736% due 06/15/33 ~	1,150,000	1,148,168
Santander Bank NA - SBCLN 1.833% due 12/15/31 ~	196,735	190,288
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,765,468
Santander Drive Auto Receivables Trust
1.010% due 01/15/26	236,159	235,227
1.130% due 11/16/26	4,190,000	4,008,457
1.670% due 10/15/27	3,360,000	3,102,986
3.760% due 07/16/29	3,340,000	3,176,719
4.740% due 10/16/28	990,000	959,359
5.090% due 05/15/30	905,000	882,245
5.240% due 05/15/28	3,500,000	3,452,057
Santander Retail Auto Lease Trust
0.830% due 03/20/26 ~	4,240,000	4,054,720
1.110% due 03/20/26 ~	1,290,000	1,229,651
3.850% due 03/22/27 ~	990,000	953,045
SFS Auto Receivables Securitization Trust 5.710% due 01/22/30 ~	1,895,000	1,893,078
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~	1,375,032	1,257,020
3.200% due 01/20/36 ~	2,634,971	2,526,936
3.510% due 07/20/37 ~	297,927	280,852
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	1,246,187	1,111,400
1.310% due 07/17/51 ~	2,014,439	1,776,254
1.600% due 09/15/54 ~	3,738,443	3,316,984
5.913% (USD LIBOR + 0.720%) due 01/15/37 § ~	1,579,795	1,557,964
6.693% (USD LIBOR + 1.500%) due 04/15/32 § ~	549,942	550,608
Symphony CLO XXIII Ltd. (Cayman) 6.280% (USD LIBOR + 1.020%) due 01/15/34 § ~	3,645,000	3,594,042
Symphony CLO XXVI Ltd. (Cayman) 6.330% (USD LIBOR + 1.080%) due 04/20/33 § ~	1,110,000	1,090,893
Symphony Static CLO I Ltd. (Cayman) 6.705% (USD LIBOR + 1.450%) due 10/25/29 § ~	2,825,000	2,753,307
Volkswagen Auto Loan Enhanced Trust
1.260% due 08/20/26	1,045,000	1,023,532
5.020% due 06/20/28	1,735,000	1,730,069
World Omni Auto Receivables Trust
1.640% due 08/17/26	825,000	799,469
2.550% due 09/15/28	1,105,000	1,015,019

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
World Omni Select Auto Trust
0.840% due 06/15/26	$1,100,427	$1,079,841
1.250% due 10/15/26	1,375,000	1,310,076
1.440% due 11/15/27	540,000	481,093
5.870% due 08/15/28	1,200,000	1,199,040

Total Asset-Backed Securities (Cost $274,656,522)		269,116,307

U.S. GOVERNMENT AGENCY ISSUES - 0.2%
Federal Home Loan Banks 5.000% due 02/28/25	4,190,000	4,179,372

Total U.S. Government Agency Issues (Cost $4,185,341)		4,179,372

U.S. TREASURY OBLIGATIONS - 28.3%
U.S. Treasury Notes - 28.3%
1.750% due 03/15/25	58,565,000	55,410,268
2.750% due 05/15/25	57,850,000	55,576,675
3.875% due 03/31/25	5,710,000	5,598,254
3.875% due 04/30/25 ‡	313,630,000	307,553,419
4.000% due 12/15/25	4,265,000	4,198,859
4.250% due 05/31/25	56,385,000	55,679,086
4.500% due 11/15/25	28,750,000	28,605,127
4.625% due 02/28/25	142,710,000	141,617,377

		654,239,065

Total U.S. Treasury Obligations (Cost $667,852,735)		654,239,065

FOREIGN GOVERNMENT BONDS & NOTES - 0.3%
Korea Housing Finance Corp. (South Korea) 4.625% due 02/24/28 ~	3,300,000	3,252,938
Korea Hydro & Nuclear Power Co. Ltd. (South Korea)
1.250% due 04/27/26 ~	1,790,000	1,588,591
4.250% due 07/27/27 ~	1,480,000	1,435,289

Total Foreign Government Bonds & Notes (Cost $6,553,651)		6,276,818

MUNICIPAL BONDS - 0.1%
Golden State Tobacco Securitization Corp. 1.711% due 06/01/24	1,505,000	1,450,819

Total Municipal Bonds (Cost $1,505,000)		1,450,819

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $37,734,151; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $38,473,830)	$37,719,378	$37,719,378

Total Short-Term Investments (Cost $37,719,378)		37,719,378

TOTAL INVESTMENTS - 100.3% (Cost $2,376,811,350)		2,313,097,291

DERIVATIVES - (0.2%)		(3,199,665)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(3,103,408)

NET ASSETS - 100.0%		$2,306,794,218

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	45.5%
U.S. Treasury Obligations	28.3%
Mortgage-Backed Securities	12.6%
Asset-Backed Securities	11.7%
Others (each less than 3.0%)	2.2%

	100.3%
Derivatives	(0.2%	)
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	As of June 30, 2023, an investment with a value of $1,958,308 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/23	1,665	$342,766,941	$338,567,344	($4,199,597)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/23	169	18,441,885	18,098,844	343,041
U.S. Treasury 10-Year Notes	09/23	200	22,837,217	22,453,125	384,092
U.S. Treasury Ultra 10-Year Notes	09/23	191	22,894,362	22,621,563	272,799

					999,932

Total Futures Contracts					($3,199,665)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,048,825,231	$-	$1,048,825,231	$-
	Mortgage-Backed Securities	291,290,301	-	291,290,301	-
	Asset-Backed Securities	269,116,307	-	269,116,307	-
	U.S. Government Agency Issues	4,179,372	-	4,179,372	-
	U.S. Treasury Obligations	654,239,065	-	654,239,065	-
	Foreign Government Bonds & Notes	6,276,818	-	6,276,818	-
	Municipal Bonds	1,450,819	-	1,450,819	-
	Short-Term Investments	37,719,378	-	37,719,378	-
	Derivatives:
	Interest Rate Contracts
	Futures	999,932	999,932	-	-

	Total Assets	2,314,097,223	999,932	2,313,097,291	-

Liabilities	Derivatives:
	Interest Rate Contracts				-
	Futures	(4,199,597)	(4,199,597)	-	-

	Total Liabilities	(4,199,597)	(4,199,597)	-	-

	Total	$2,309,897,626	($3,199,665)	$2,313,097,291	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.1%

Azerbaijan - 0.5%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/26 ~	$720,000	$688,800

Brazil - 0.3%

Usiminas International SARL 5.875% due 07/18/26 ~	400,000	388,156

China - 2.0%

Country Garden Holdings Co. Ltd.
4.200% due 02/06/26 ~	800,000	255,074
6.150% due 09/17/25 ~	200,000	66,091
7.250% due 04/08/26 ~	1,075,000	378,187
Powerlong Real Estate Holdings Ltd. 4.900% due 05/13/26 ~	400,000	42,000
6.250% due 08/10/24 ~	300,000	30,000
Prosus NV 3.257% due 01/19/27 ~	1,300,000	1,175,559
4.193% due 01/19/32 ~	925,000	779,450

		2,726,361

Colombia - 0.3%

Ecopetrol SA 8.875% due 01/13/33	450,000	445,992

Czech Republic - 0.9%

Energo-Pro AS 8.500% due 02/04/27 ~	675,000	641,250
Raiffeisenbank AS 7.125% (EUR LIBOR + 3.932%) due 01/19/26 ~	EUR 600,000	653,311

		1,294,561

Ghana - 1.1%

Kosmos Energy Ltd.
7.125% due 04/04/26 ~	$700,000	616,238
7.500% due 03/01/28 ~	725,000	603,506
7.750% due 05/01/27 ~	300,000	257,731

		1,477,475

Hong Kong - 1.0%

Melco Resorts Finance Ltd.
5.250% due 04/26/26 ~	350,000	324,325
5.625% due 07/17/27 ~	325,000	294,750
5.750% due 07/21/28 ~	900,000	796,500

		1,415,575

Hungary - 0.2%

OTP Bank Nyrt 7.350% due 03/04/26 ~	EUR 250,000	276,273

Israel - 5.4%

Bank Hapoalim BM 3.255% due 01/21/32 ~	$575,000	494,345
Bank Leumi Le-Israel BM 7.129% due 07/18/33 ~	1,000,000	990,973
Energean Israel Finance Ltd.
due 09/30/33 # ~	1,500,000	1,499,062
4.875% due 03/30/26 ~	325,000	302,471
5.375% due 03/30/28 ~	775,000	700,802
Israel Discount Bank Ltd. 5.375% due 01/26/28 ~	1,325,000	1,310,722
Leviathan Bond Ltd.
6.125% due 06/30/25 ~	1,050,000	1,029,000
6.500% due 06/30/27 ~	1,250,000	1,200,000

		7,527,375

	Principal Amount	Value
Kazakhstan - 2.4%

KazMunayGas National Co. JSC
5.375% due 04/24/30 ~	$1,525,000	$1,418,875
5.750% due 04/19/47 ~	225,000	183,592
6.375% due 10/24/48 ~	725,000	621,461
Tengizchevroil Finance Co. International Ltd. 4.000% due 08/15/26 ~	1,200,000	1,095,000

		3,318,928

Macau - 0.4%

MGM China Holdings Ltd. 5.250% due 06/18/25 ~	525,000	503,867

Mexico - 4.8%

Banco Mercantil del Norte SA
5.875% due 01/24/27 ~	1,400,000	1,195,250
BBVA Bancomer SA 5.125% due 01/18/33 ~	400,000	347,453
8.450% (UST + 4.661%) due 06/29/38 ~	1,100,000	1,102,074
Cemex SAB de CV 9.125% due 03/14/28 ~	1,200,000	1,216,796
Comision Federal de Electricidad 5.000% due 09/29/36 ~	1,196,800	1,020,333
Petroleos Mexicanos
6.490% due 01/23/27	1,700,000	1,511,989
7.690% due 01/23/50	350,000	237,526

		6,631,421

Nigeria - 0.4%

IHS Holding Ltd. 5.625% due 11/29/26 ~	725,000	634,520

Saudi Arabia - 1.2%

Greensaif Pipelines Bidco SARL 6.129% due 02/23/38 ~	1,075,000	1,099,555
TMS Issuer SARL 5.780% due 08/23/32 ~	600,000	618,995

		1,718,550

South Africa - 3.6%

Sasol Financing USA LLC
4.375% due 09/18/26	1,000,000	886,303
6.500% due 09/27/28	300,000	268,534
8.750% due 05/03/29 ~	925,000	902,066
Stillwater Mining Co.
4.000% due 11/16/26 ~	1,500,000	1,339,695
4.500% due 11/16/29 ~	550,000	447,219
Transnet SOC Ltd. 8.250% due 02/06/28 ~	1,200,000	1,168,500

		5,012,317

Tanzania - 0.8%

HTA Group Ltd. 7.000% due 12/18/25 ~	1,112,000	1,055,177

Ukraine - 0.1%

NPC Ukrenergo 6.875% due 11/09/28 y~	725,000	154,113

United Arab Emirates - 1.9%

Galaxy Pipeline Assets Bidco Ltd. 2.160% due 03/31/34 ~	2,750,010	2,341,757
MAF Global Securities Ltd. 7.875% due 06/30/27 ~	325,000	329,870

		2,671,627

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
United Kingdom - 0.6%

Standard Chartered PLC due 07/06/27 # ~	$825,000	$825,791

Venezuela - 0.2%

Petroleos de Venezuela SA
5.375% due 04/12/27 * y ~	1,432,000	50,564
9.000% * y ~	1,780,581	68,997
9.750% due 05/17/35 * y ~	2,733,498	107,290
12.750% * y ~	1,152,000	45,792

		272,643

Total Corporate Bonds & Notes (Cost $43,508,888)		39,039,522

FOREIGN GOVERNMENT BONDS & NOTES - 66.7%

Angola - 1.1%

Angolan Government
8.000% due 11/26/29 ~	1,525,000	1,296,212
9.375% due 05/08/48 ~	350,000	277,984

		1,574,196

Bahamas - 0.8%

Bahamas Government
6.000% due 11/21/28 ~	1,075,000	868,063
9.000% due 06/16/29 ~	250,000	222,443

		1,090,506

Brazil - 6.4%

Brazil Notas do Tesouro Nacional 6.000% due 08/15/50 ^	BRL 1,600,000	1,511,275
Brazil Notas do Tesouro Nacional Class F 10.000% due 01/01/27	35,700,000	7,414,143

		8,925,418

Colombia - 4.9%

Colombia Government
3.000% due 01/30/30	$275,000	214,440
4.500% due 03/15/29	1,100,000	966,148
5.200% due 05/15/49	1,125,000	775,688
7.500% due 02/02/34	625,000	612,765
Colombia TES
6.000% due 04/28/28	COP 14,200,000,000	2,920,000
13.250% due 02/09/33	4,900,000,000	1,379,038

		6,868,079

Czech Republic - 2.6%

Czech Republic Government
1.000% due 06/26/26 ~	CZK 33,800,000	1,384,137
1.250% due 02/14/25	25,800,000	1,109,953
2.400% due 09/17/25 ~	25,900,000	1,119,510

		3,613,600

Dominican Republic - 0.9%

Dominican Republic REGS 5.875% due 01/30/60 ~	$1,675,000	1,302,212

Ecuador - 0.8%

Ecuador Government 2.500% due 07/31/35 § ~	3,225,000	1,127,231

Egypt - 0.7%

Egypt Government
7.300% due 09/30/33 ~	675,000	373,477
7.903% due 02/21/48 ~	625,000	322,681
8.150% due 11/20/59 ~	500,000	260,343

		956,501

	Principal Amount	Value
El Salvador - 1.2%

El Salvador Government
7.625% due 09/21/34 ~	$500,000	$292,728
7.625% due 02/01/41 ~	725,000	416,121
7.650% due 06/15/35 ~	630,000	374,244
8.625% due 02/28/29 ~	850,000	570,921

		1,654,014

Ghana - 1.0%

Ghana Government
7.750% due 04/07/29 * y ~	550,000	236,532
8.125% due 03/26/32 * y ~	550,000	237,639
8.625% due 04/07/34 * y ~	2,100,000	904,575

		1,378,746

Guatemala - 1.0%

Guatemala Government
6.125% due 06/01/50 ~	275,000	253,323
6.600% due 06/13/36 ~	1,075,000	1,082,976

		1,336,299

Hungary - 4.5%

Hungary Government
3.000% due 06/26/24	HUF 435,000,000	1,185,224
6.250% due 09/22/32 ~	$925,000	950,022
6.750% due 09/25/52 ~	750,000	775,649
9.500% due 10/21/26	HUF 665,000,000	1,995,018
Magyar Export-Import Bank Zrt ~ 6.125% due 12/04/27	$1,350,000	1,337,955

		6,243,868

Indonesia - 4.2%

Indonesia Treasury
5.125% due 04/15/27	IDR 4,300,000,000	281,946
6.375% due 08/15/28	30,000,000,000	2,042,481
6.500% due 02/15/31	21,400,000,000	1,440,290
7.000% due 02/15/33	30,300,000,000	2,127,932

		5,892,649

Iraq - 2.0%

Iraq Government 5.800% due 01/15/28 ~	$2,984,375	2,750,188

Ivory Coast - 2.2%

Ivory Coast Government
4.875% due 01/30/32 ~	EUR 2,775,000	2,364,719
5.875% due 10/17/31 ~	386,000	353,786
6.625% due 03/22/48 ~	450,000	349,461

		3,067,966

Mexico - 8.8%

Mexican Bonos
7.750% due 11/23/34	MXN 128,500,000	7,013,561
7.750% due 11/13/42	27,300,000	1,431,659
Mexico Government
4.875% due 05/19/33	$2,275,000	2,175,037
6.350% due 02/09/35	1,525,000	1,607,032

		12,227,289

Nigeria - 1.8%

Nigeria Government
6.125% due 09/28/28 ~	1,350,000	1,127,810
7.625% due 11/28/47 ~	400,000	285,510
8.250% due 09/28/51 ~	575,000	430,807
7.875% due 02/16/32 ~	775,000	651,896

		2,496,023

Oman - 0.4%

Oman Government 6.750% due 01/17/48 ~	550,000	529,794

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value

Peru - 2.9%

Peru Government
5.400% due 08/12/34	PEN 11,600,000	$2,824,919
6.150% due 08/12/32	4,500,000	1,185,449

		4,010,368

Poland - 3.9%

Republic of Poland Government
2.500% due 07/25/26	PLN 7,100,000	1,593,643
5.907% due 07/25/24	7,800,000	1,803,988
6.000% due 10/25/33	8,200,000	2,060,008

		5,457,639

Romania - 3.7%

Romanian Government
1.375% due 12/02/29 ~	EUR 350,000	296,943
2.000% due 04/14/33 ~	1,725,000	1,332,984
3.624% due 05/26/30 ~	475,000	455,464
4.850% due 07/25/29	RON 4,300,000	861,022
5.000% due 02/12/29	4,500,000	914,297
6.625% due 09/27/29 ~	EUR 650,000	737,424
7.625% due 01/17/53 ~	$450,000	495,773

		5,093,907

Saudi Arabia - 1.7%

Saudi Government
4.500% due 10/26/46 ~	1,975,000	1,734,935
5.000% due 01/18/53 ~	675,000	626,228

		2,361,163

Senegal - 1.9%

Senegal Government
4.750% due 03/13/28 ~	EUR 1,475,000	1,390,069
5.375% due 06/08/37 ~	425,000	311,067
6.250% due 07/30/24 ~	$200,000	196,786
6.750% due 03/13/48 ~	975,000	701,069

		2,598,991

South Africa - 3.6%

Republic of South Africa Government
7.300% due 04/20/52	2,000,000	1,686,360
8.750% due 01/31/44	ZAR 1,000	39
8.750% due 02/28/48	2,000	77
8.875% due 02/28/35	77,000,000	3,353,901

		5,040,377

Tunisia - 1.1%

Tunisian Republic 6.375% due 07/15/26 ~	EUR 2,325,000	1,480,972

Ukraine - 1.2%

State Agency of Roads of Ukraine 6.250% due 06/24/30 y ~	$2,000,000	435,569
Ukraine Government 6.876% due 05/21/31 * y ~	650,000	150,183
7.750% due 08/01/41 * y § ~	2,575,000	1,017,514

		1,603,266

Uzbekistan - 0.6%

Republic of Uzbekistan
4.750% due 02/20/24 ~	225,000	223,087
5.375% due 02/20/29 ~	650,000	596,277

		819,364

Venezuela - 0.5%

Venezuela Government
7.750% * y ~	913,000	54,780
8.250% due 10/13/24 * y ~	1,784,900	165,103
9.000% * y ~	816,000	73,440

	Principal Amount	Value
11.750% due 10/21/26 * y ~	$2,249,400	$208,070
12.750% * y ~	1,624,000	146,160

		647,553

Zambia - 0.3%

Zambia Government 8.500% due 04/14/24 * y ~	650,000	379,321

Total Foreign Government Bonds & Notes (Cost $92,790,778)		92,527,500

SHORT-TERM INVESTMENTS - 2.6%

Repurchase Agreements - 2.6%

Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $3,659,747; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $3,731,575)	3,658,314	3,658,314

Total Short-Term Investments (Cost $3,658,314)		3,658,314

TOTAL INVESTMENTS - 97.4% (Cost $139,957,980)		135,225,336

DERIVATIVES - 0.6%		825,574

OTHER ASSETS & LIABILITIES, NET - 2.0%		2,827,093

NET ASSETS - 100.0%		$138,878,003

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	66.7%
Corporate Bonds & Notes	28.1%
Others (each less than 3.0%)	2.6%

97.4%
Derivatives	0.6%
Other Assets & Liabilities, Net	2.0%

100.0%

(b)	As of June 30, 2023, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Mexico	13.6%
South Africa	7.2%
Brazil	6.7%
Israel	5.4%
Colombia	5.2%
Hungary	4.7%
Indonesia	4.2%
Poland	3.9%
Romania	3.7%
Czech Republic	3.5%
Others (each less than 3.0%)	39.3%

97.4%
Derivatives	0.6%
Other Assets & Liabilities, Net	2.0%

100.0%

(c)	Investments with a total aggregate value of $4,435,642 or 3.2% of the Fund’s net assets were in default as of June 30, 2023.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	09/23	121	$13,803,363	$13,584,140	($219,223)

Short Futures Outstanding
Euro-BTP	09/23	16	2,028,560	2,027,188	1,372

Total Futures Contracts					($217,851)

(e)	Forward foreign currency contracts outstanding as of June 30, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CLP	3,275,000,000	USD	4,092,911	07/23	HSB	$-	($19,378)
CZK	60,725,000	USD	2,787,447	07/23	JPM	-	(2,548)
EUR	725,000	USD	791,998	07/23	JPM	-	(537)
HUF	552,825,000	USD	1,615,508	07/23	JPM	-	(5,389)
INR	333,000,000	USD	4,060,480	07/23	CIT	-	(6,316)
USD	3,022,465	BRL	14,700,000	07/23	CIT	-	(36,162)
USD	6,608,812	CNH	47,200,000	07/23	CIT	105,702	-
USD	627,787	EUR	575,000	07/23	CIT	76	-
USD	10,363,349	EUR	9,572,000	07/23	JPM	-	(86,110)
USD	715,767	HUF	244,749,440	07/23	CIT	2,927	-
USD	2,975,894	MXN	51,450,000	07/23	CIT	-	(17,816)
USD	7,718,729	ZAR	142,250,000	07/23	CIT	176,389	-

Total Forward Foreign Currency Contracts						$285,094	($174,256)

(f)	Swap agreements outstanding as of June 30, 2023 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/23 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
China Development Bank	Q	1.000%	12/20/25	GSC	0.420%	$2,800,000	($37,841)	($29,748)	($8,093)
Industrial & Commercial Bank of China Ltd.	Q	1.000%	12/20/25	GSC	0.455%	3,350,000	(44,146)	(34,752)	(9,394)
Bank of China Ltd.	Q	1.000%	12/20/25	GSC	0.471%	4,100,000	(53,896)	(41,577)	(12,319)
China Construction Bank Corp.	Q	1.000%	12/20/25	GSC	0.473%	3,350,000	(43,184)	(34,752)	(8,432)

							(179,067)	(140,829)	(38,238)

				Exchange
Bahrain Government	Q	1.000%	06/20/28	ICE	2.554%	1,700,000	111,331	127,815	(16,484)
Turkey Government	Q	1.000%	06/20/28	ICE	4.798%	4,375,000	656,645	775,414	(118,769)

							767,976	903,229	(135,253)

Total Credit default Swaps on Corporate and Sovereign Issues – Buy Protection							$588,909	$762,400	($173,491)

Credit Default Swaps on Corporate Issues - Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 06/30/23 (2)	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bahrain Government	Q	1.000%	06/20/28	ICE	2.554%	$600,000	($39,477)	($42,583)	$3,106

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY40 5Y	Q	5.000%	06/20/28	ICE	$6,850,000	($207,187)	($2,055)	($205,132)
CDX iTraxx Europe	Q	5.000%	06/20/28	ICE	EUR 7,300,000	(327,629)	(261,289)	(66,340)

						($534,816)	($263,344)	($271,472)

Total Credit Default Swaps						$14,616	$456,473	($441,857)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.372%	1-Day CLP CAMARA	S/S	LCH	11/29/24	CLP 11,000,000,000	($67,661)	($485,973)	$418,312
3.952%	1-Day USD SOFR	A/A	LCH	06/18/25	$35,100,000	(613,771)	(222,328)	(391,443)
9.271%	28-Day MXN TIIE	L/L	LCH	09/17/25	MXN 210,000,000	(6,876)	-	(6,876)
11.240%	Brazil CETIP Interbank	Z/Z	LCH	01/04/27	BRL 14,962,425	119,964	-	119,964
11.950%	1-Day USD SOFR	Z/Z	LCH	01/04/27	$23,400,000	525,734	-	525,734
3.355%	3-Month ILS-TELBOR	A/Q	LCH	09/20/28	ILS 31,300,000	(101,946)	-	(101,946)
3.413%	3-Month KRW-KWCDC	Q/Q	LCH	09/20/28	KRW 5,450,000,000	(12,786)	-	(12,786)

						($157,342)	($708,301)	$550,959

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.372%	Brazil CETIP Interbank	S/S	LCH	11/29/24	BRL 37,999,875	$61,510	$13,992	$47,518
7.372%	1-Day CLP CAMARA	S/S	LCH	11/29/24	CLP 10,000,000,000	79,962	-	79,962
3.952%	1-Day CLP CAMARA	A/A	LCH	06/18/25	2,000,000,000	409,181	-	409,181
3.952%	1-Day CLP CAMARA	A/A	LCH	06/18/25	11,700,000	204,590	(30,981)	235,571
4.420%	1-Day USD SOFR	A/A	LCH	09/17/25	$10,800,000	51,264	11	51,253

						$806,507	($16,978)	$823,485

Total Interest Rate Swaps						$649,165	($725,279)	$1,374,444

Total Swap Agreements						$663,781	($268,806)	$932,587

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$-	$-
Liabilities	(140,829)	(38,238)
Centrally Cleared Swap Agreements (1)
Assets	917,232	1,890,601
Liabilities	(1,045,209)	(919,776)

	($268,806)	$932,587

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$39,039,522	$-	$39,039,522	$-
	Foreign Government Bonds & Notes	92,527,500	-	92,527,500	-
	Short-Term Investments	3,658,314	-	3,658,314	-
	Derivatives:
	Credit Contracts
	Swaps	3,106	-	3,106	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	285,094	-	285,094	-
	Interest Rate Contracts
	Futures	1,372	1,372	-	-
	Swaps	1,887,495	-	1,887,495	-

	Total Interest Rate Contracts	1,888,867	1,372	1,887,495	-

	Total Assets - Derivatives	2,177,067	1,372	2,175,695

	Total Assets	137,402,403	1,372	137,401,031	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(444,963)	-	(444,963)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(174,256)	-	(174,256)	-
	Interest Rate Contracts
	Futures	(219,223)	(219,223)	-	-
	Swaps	(513,051)	-	(513,051)	-

	Total Interest Rate Contracts	(732,274)	(219,223)	(513,051)	-

	Total Liabilities - Derivatives	(1,351,493)	(219,223)	(1,132,270)	-

	Total Liabilities	(1,351,493)	(219,223)	(1,132,270)	-

	Total	$136,050,910	($217,851)	$136,268,761	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Consumer, Cyclical - 0.3%
Dr Ing hc F Porsche AG ~	37,482	$4,656,339

Total Preferred Stocks (Cost $3,140,395)		4,656,339

COMMON STOCKS - 96.2%
Basic Materials - 3.0%
Air Products & Chemicals, Inc.	23,627	7,076,995
Linde PLC	46,049	17,548,353
Nutrien Ltd. (Canada)	68,733	4,058,684
RPM International, Inc.	48,889	4,386,810
Sherwin-Williams Co.	38,427	10,203,137

		43,273,979

Communications - 0.5%
Walt Disney Co. *	82,390	7,355,779

Consumer, Cyclical - 9.6%
Costco Wholesale Corp.	14,760	7,946,489
Cummins, Inc.	23,012	5,641,622
Dollar General Corp.	61,827	10,496,988
Hilton Worldwide Holdings, Inc.	102,335	14,894,859
Home Depot, Inc.	52,891	16,430,060
Las Vegas Sands Corp. *	109,231	6,335,398
Marriott International, Inc. Class A	18,969	3,484,416
McDonald’s Corp.	57,169	17,059,801
NIKE, Inc. Class B	63,992	7,062,797
Ross Stores, Inc.	148,744	16,678,665
Target Corp.	28,200	3,719,580
Tractor Supply Co.	24,566	5,431,543
Walmart, Inc.	91,085	14,316,740
Yum! Brands, Inc.	64,228	8,898,789

		138,397,747

Consumer, Non-Cyclical - 25.8%
AbbVie, Inc.	112,766	15,192,963
AstraZeneca PLC ADR (United Kingdom)	244,331	17,486,770
Automatic Data Processing, Inc.	31,837	6,997,454
Avery Dennison Corp.	61,327	10,535,979
Becton Dickinson & Co.	74,752	19,735,276
Cigna Group	25,407	7,129,204
Coca-Cola Co.	273,451	16,467,219
Colgate-Palmolive Co.	96,283	7,417,642
Constellation Brands, Inc. Class A	35,719	8,791,517
Danaher Corp.	74,459	17,870,160
Diageo PLC (United Kingdom)	155,753	6,695,969
Elevance Health, Inc.	23,518	10,448,812
Eli Lilly & Co.	40,870	19,167,213
Equifax, Inc.	27,965	6,580,165
GE HealthCare Technologies, Inc. *	100,403	8,156,740
Johnson & Johnson	83,549	13,829,031
Kenvue, Inc. *	184,720	4,880,302
McKesson Corp.	48,657	20,791,623
Medtronic PLC	54,202	4,775,196
Mondelez International, Inc. Class A	280,474	20,457,774
Nestle SA	48,995	5,893,683
PepsiCo, Inc.	94,951	17,586,824
Philip Morris International, Inc.	185,520	18,110,462
S&P Global, Inc.	18,877	7,567,601
Stryker Corp.	54,549	16,642,354
Thermo Fisher Scientific, Inc.	41,221	21,507,057

	Shares	Value
UnitedHealth Group, Inc.	61,842	$29,723,739
Zoetis, Inc.	67,902	11,693,403

		372,132,132

Energy - 3.3%
EOG Resources, Inc.	107,333	12,283,189
EQT Corp.	197,800	8,135,514
Exxon Mobil Corp.	161,521	17,323,127
Schlumberger NV	58,500	2,873,520
TotalEnergies SE (France)	102,333	5,874,387
Williams Cos., Inc.	47,542	1,551,295

		48,041,032

Financial - 17.0%
American Express Co.	60,940	10,615,748
American Tower Corp. REIT	73,338	14,223,172
Aon PLC Class A	41,683	14,388,972
Bank of America Corp.	551,789	15,830,826
Charles Schwab Corp.	209,567	11,878,257
Chubb Ltd.	120,265	23,158,228
Equity Residential REIT	237,173	15,646,303
Goldman Sachs Group, Inc.	18,553	5,984,085
Hartford Financial Services Group, Inc.	120,784	8,698,864
JPMorgan Chase & Co.	178,065	25,897,774
Marsh & McLennan Cos., Inc.	140,310	26,389,505
Morgan Stanley	175,039	14,948,331
Progressive Corp.	60,576	8,018,445
Rexford Industrial Realty, Inc. REIT	139,592	7,289,494
Visa, Inc. Class A	121,559	28,867,831
Wells Fargo & Co.	308,087	13,149,153

		244,984,988

Industrial - 14.3%
Agilent Technologies, Inc.	102,172	12,286,183
Amphenol Corp. Class A	145,401	12,351,815
Ball Corp.	133,189	7,752,932
General Electric Co.	205,904	22,618,554
Honeywell International, Inc.	95,163	19,746,323
Howmet Aerospace, Inc.	196,405	9,733,832
Illinois Tool Works, Inc.	35,032	8,763,605
JB Hunt Transport Services, Inc.	41,279	7,472,737
Northrop Grumman Corp.	32,374	14,756,069
Old Dominion Freight Line, Inc.	25,576	9,456,726
Otis Worldwide Corp.	85,647	7,623,440
Schneider Electric SE	44,328	8,053,362
Stanley Black & Decker, Inc.	81,234	7,612,438
TE Connectivity Ltd.	88,395	12,389,443
Trane Technologies PLC	42,165	8,064,478
Union Pacific Corp.	83,970	17,181,941
United Parcel Service, Inc. Class B	28,808	5,163,834
Waste Connections, Inc.	103,813	14,837,992

		205,865,704

Technology - 19.7%
Accenture PLC Class A	87,256	26,925,457
Apple, Inc.	350,658	68,017,132
Applied Materials, Inc.	99,031	14,313,941
Broadridge Financial Solutions, Inc.	89,947	14,897,922
Fidelity National Information Services, Inc.	36,118	1,975,655
KLA Corp.	31,760	15,404,235
Microchip Technology, Inc.	129,460	11,598,321
Microsoft Corp.	254,778	86,762,100
QUALCOMM, Inc.	37,297	4,439,835
Roper Technologies, Inc.	44,164	21,234,051
Texas Instruments, Inc.	100,916	18,166,898

		283,735,547

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Utilities - 3.0%
Ameren Corp.	152,420	$12,448,142
Atmos Energy Corp.	60,579	7,047,761
CMS Energy Corp.	191,223	11,234,351
NextEra Energy, Inc.	64,505	4,786,271
WEC Energy Group, Inc.	79,842	7,045,258

		42,561,783

Total Common Stocks (Cost $985,749,375)		1,386,348,691

	Principal Amount
SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreements - 3.5%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $50,018,701; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $50,999,110)	$49,999,118	49,999,118

Total Short-Term Investments (Cost $49,999,118)		49,999,118

TOTAL INVESTMENTS - 100.0% (Cost $1,038,888,888)		1,441,004,148

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(352,467)

NET ASSETS - 100.0%		$1,440,651,681

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.8%
Technology	19.7%
Financial	17.0%
Industrial	14.3%
Consumer, Cyclical	9.9%
Short-Term Investments	3.5%
Energy	3.3%
Basic Materials	3.0%
Utilities	3.0%
Others (each less than 3.0%)	0.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$4,656,339	$-	$4,656,339	$-
	Common Stocks
	Basic Materials	43,273,979	43,273,979	-	-
	Communications	7,355,779	7,355,779	-	-
	Consumer, Cyclical	138,397,747	138,397,747	-	-
	Consumer, Non-Cyclical	372,132,132	359,542,480	12,589,652	-
	Energy	48,041,032	42,166,645	5,874,387	-
	Financial	244,984,988	244,984,988	-	-
	Industrial	205,865,704	197,812,342	8,053,362	-
	Technology	283,735,547	283,735,547	-	-
	Utilities	42,561,783	42,561,783	-	-

	Total Common Stocks	1,386,348,691	1,359,831,290	26,517,401	-

	Short-Term Investments	49,999,118	-	49,999,118	-

	Total	$1,441,004,148	$1,359,831,290	$81,172,858	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Basic Materials - 2.0%
Air Products & Chemicals, Inc.	25,212	$7,551,750
Albemarle Corp.	13,583	3,030,232
Celanese Corp.	10,995	1,273,221
CF Industries Holdings, Inc.	22,841	1,585,622
Dow, Inc.	79,905	4,255,740
DuPont de Nemours, Inc.	52,575	3,755,958
Eastman Chemical Co.	14,195	1,188,406
Ecolab, Inc.	27,911	5,210,705
FMC Corp.	14,448	1,507,504
Freeport-McMoRan, Inc.	161,705	6,468,200
International Flavors & Fragrances, Inc.	29,169	2,321,561
International Paper Co.	42,181	1,341,778
Linde PLC	55,866	21,289,415
LyondellBasell Industries NV Class A	28,992	2,662,335
Mosaic Co.	38,002	1,330,070
Newmont Corp.	91,689	3,911,453
Nucor Corp.	29,232	4,793,463
PPG Industries, Inc.	27,149	4,026,197
Sherwin-Williams Co.	26,727	7,096,553
Steel Dynamics, Inc.	18,798	2,047,666

		86,647,829

Communications - 12.8%
Alphabet, Inc. Class A *	679,055	81,282,883
Alphabet, Inc. Class C *	583,121	70,540,147
Amazon.com, Inc. *	1,016,430	132,501,815
Arista Networks, Inc. *	27,867	4,516,126
AT&T, Inc.	809,721	12,915,050
Booking Holdings, Inc. *	4,214	11,379,191
CDW Corp.	15,320	2,811,220
Charter Communications, Inc. Class A *	12,088	4,440,769
Cisco Systems, Inc.	468,373	24,233,619
Comcast Corp. Class A	474,607	19,719,921
Corning, Inc.	87,934	3,081,207
eBay, Inc.	62,933	2,812,476
Etsy, Inc. *	14,276	1,207,892
Expedia Group, Inc. *	17,141	1,875,054
F5, Inc. *	7,043	1,030,109
FactSet Research Systems, Inc.	4,457	1,785,697
Fox Corp. Class A	30,451	1,035,334
Fox Corp. Class B	14,368	458,196
Gen Digital, Inc.	65,904	1,222,519
Interpublic Group of Cos., Inc.	45,604	1,759,402
Juniper Networks, Inc.	36,259	1,135,994
Match Group, Inc. *	30,383	1,271,529
Meta Platforms, Inc. Class A *	252,418	72,438,918
Motorola Solutions, Inc.	18,887	5,539,179
Netflix, Inc. *	50,775	22,365,880
News Corp. Class A	44,294	863,733
News Corp. Class B	11,270	222,244
Omnicom Group, Inc.	22,852	2,174,368
Palo Alto Networks, Inc. *	34,529	8,822,505
Paramount Global Class B	56,064	891,978
T-Mobile US, Inc. *	65,719	9,128,369
VeriSign, Inc. *	10,174	2,299,019
Verizon Communications, Inc.	478,605	17,799,320
Walt Disney Co. *	208,278	18,595,060
Warner Bros Discovery, Inc. *	249,694	3,131,163

		547,287,886

Consumer, Cyclical - 9.4%
Advance Auto Parts, Inc.	6,813	478,954
Alaska Air Group, Inc. *	13,969	742,871
American Airlines Group, Inc. *	73,874	1,325,300
Aptiv PLC *	31,299	3,195,315

	Shares	Value
AutoZone, Inc. *	2,099	$5,233,563
Bath & Body Works, Inc.	27,606	1,035,225
Best Buy Co., Inc.	22,158	1,815,848
BorgWarner, Inc.	27,071	1,324,043
Caesars Entertainment, Inc. *	25,691	1,309,470
CarMax, Inc. *	17,570	1,470,609
Carnival Corp. *	111,201	2,093,915
Chipotle Mexican Grill, Inc. *	3,135	6,705,765
Copart, Inc. *	48,142	4,391,032
Costco Wholesale Corp.	50,590	27,236,644
Cummins, Inc.	16,322	4,001,502
Darden Restaurants, Inc.	13,788	2,303,699
Delta Air Lines, Inc. *	72,066	3,426,018
Dollar General Corp.	25,560	4,339,577
Dollar Tree, Inc. *	24,023	3,447,300
Domino’s Pizza, Inc.	4,229	1,425,131
DR Horton, Inc.	35,921	4,371,226
Fastenal Co.	65,940	3,889,801
Ford Motor Co.	442,311	6,692,165
General Motors Co.	159,970	6,168,443
Genuine Parts Co.	16,283	2,755,572
Hasbro, Inc.	15,081	976,796
Hilton Worldwide Holdings, Inc.	30,042	4,372,613
Home Depot, Inc.	115,551	35,894,763
Las Vegas Sands Corp. *	37,334	2,165,372
Lennar Corp. Class A	28,430	3,562,563
Live Nation Entertainment, Inc. *	16,213	1,477,166
LKQ Corp.	29,051	1,692,802
Lowe’s Cos., Inc.	68,777	15,522,969
Marriott International, Inc. Class A	29,422	5,404,527
McDonald’s Corp.	83,505	24,918,727
MGM Resorts International	35,988	1,580,593
Newell Brands, Inc.	39,580	344,346
NIKE, Inc. Class B	141,778	15,648,038
Norwegian Cruise Line Holdings Ltd. *	48,659	1,059,306
NVR, Inc. *	338	2,146,510
O’Reilly Automotive, Inc. *	6,947	6,636,469
PACCAR, Inc.	59,253	4,956,513
Pool Corp.	4,427	1,658,531
PulteGroup, Inc.	25,006	1,942,466
Ralph Lauren Corp.	4,766	587,648
Ross Stores, Inc.	39,127	4,387,311
Royal Caribbean Cruises Ltd. *	24,428	2,534,161
Southwest Airlines Co.	67,815	2,455,581
Starbucks Corp.	130,421	12,919,504
Tapestry, Inc.	28,065	1,201,182
Target Corp.	52,252	6,892,039
Tesla, Inc. *	306,634	80,267,582
TJX Cos., Inc.	131,939	11,187,108
Tractor Supply Co.	12,539	2,772,373
Ulta Beauty, Inc. *	5,652	2,659,803
United Airlines Holdings, Inc. *	38,529	2,114,086
VF Corp.	36,418	695,220
Walgreens Boots Alliance, Inc.	81,786	2,330,083
Walmart, Inc.	159,883	25,130,410
Whirlpool Corp.	6,457	960,737
WW Grainger, Inc.	5,027	3,964,242
Wynn Resorts Ltd.	12,045	1,272,072
Yum! Brands, Inc.	31,925	4,423,209

		401,894,409

Consumer, Non-Cyclical - 20.1%
Abbott Laboratories	198,788	21,671,868
AbbVie, Inc.	201,628	27,165,340
Align Technology, Inc. *	8,087	2,859,887
Altria Group, Inc.	203,548	9,220,724
AmerisourceBergen Corp.	18,691	3,596,709
Amgen, Inc.	60,637	13,462,627
Archer-Daniels-Midland Co.	63,147	4,771,387

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Automatic Data Processing, Inc.	47,316	$10,399,584
Avery Dennison Corp.	9,367	1,609,251
Baxter International, Inc.	57,089	2,600,975
Becton Dickinson & Co.	32,308	8,529,635
Bio-Rad Laboratories, Inc. Class A *	2,591	982,300
Bio-Techne Corp.	17,632	1,439,300
Biogen, Inc. *	16,379	4,665,558
Boston Scientific Corp. *	163,109	8,822,566
Bristol-Myers Squibb Co.	242,045	15,478,778
Brown-Forman Corp. Class B	20,644	1,378,606
Bunge Ltd.	16,867	1,591,401
Campbell Soup Co.	22,767	1,040,680
Cardinal Health, Inc.	29,069	2,749,055
Catalent, Inc. *	21,035	912,078
Centene Corp. *	62,643	4,225,270
Charles River Laboratories International, Inc. *	5,633	1,184,338
Church & Dwight Co., Inc.	27,868	2,793,210
Cigna Group	33,761	9,473,337
Cintas Corp.	9,755	4,849,015
Clorox Co.	14,269	2,269,342
Coca-Cola Co.	443,742	26,722,143
Colgate-Palmolive Co.	94,868	7,308,631
Conagra Brands, Inc.	54,974	1,853,723
Constellation Brands, Inc. Class A	18,257	4,493,595
Cooper Cos., Inc.	5,567	2,134,555
Corteva, Inc.	80,999	4,641,243
CoStar Group, Inc. *	46,979	4,181,131
CVS Health Corp.	145,704	10,072,518
Danaher Corp.	74,704	17,928,960
DaVita, Inc. *	6,693	672,446
Dentsply Sirona, Inc.	24,679	987,654
Dexcom, Inc. *	44,330	5,696,848
Edwards Lifesciences Corp. *	70,154	6,617,627
Elevance Health, Inc.	27,081	12,031,817
Eli Lilly & Co.	89,915	42,168,337
Equifax, Inc.	14,004	3,295,141
Estee Lauder Cos., Inc. Class A	26,101	5,125,714
FleetCor Technologies, Inc. *	8,377	2,103,297
Gartner, Inc. *	9,128	3,197,630
GE HealthCare Technologies, Inc. *	40,965	3,327,997
General Mills, Inc.	66,982	5,137,519
Gilead Sciences, Inc.	142,619	10,991,646
Global Payments, Inc.	30,192	2,974,516
HCA Healthcare, Inc.	23,542	7,144,526
Henry Schein, Inc. *	15,796	1,281,056
Hershey Co.	16,549	4,132,285
Hologic, Inc. *	27,402	2,218,740
Hormel Foods Corp.	32,734	1,316,561
Humana, Inc.	14,206	6,351,929
IDEXX Laboratories, Inc. *	9,491	4,766,665
Illumina, Inc. *	18,171	3,406,881
Incyte Corp. *	21,164	1,317,459
Insulet Corp. *	7,813	2,252,800
Intuitive Surgical, Inc. *	40,140	13,725,472
IQVIA Holdings, Inc. *	21,451	4,821,541
J M Smucker Co.	12,294	1,815,455
Johnson & Johnson	296,529	49,081,480
Kellogg Co.	28,444	1,917,126
Keurig Dr Pepper, Inc.	96,540	3,018,806
Kimberly-Clark Corp.	38,987	5,382,545
Kraft Heinz Co.	91,974	3,265,077
Kroger Co.	75,247	3,536,609
Laboratory Corp. of America Holdings	10,118	2,441,777
Lamb Weston Holdings, Inc.	16,937	1,946,908
MarketAxess Holdings, Inc.	4,303	1,124,890
McCormick & Co., Inc.	28,263	2,465,381
McKesson Corp.	15,715	6,715,177
Medtronic PLC	152,201	13,408,908

	Shares	Value
Merck & Co., Inc.	289,066	$33,355,326
Moderna, Inc. *	37,860	4,599,990
Molina Healthcare, Inc. *	6,482	1,952,638
Molson Coors Beverage Co. Class B	22,107	1,455,525
Mondelez International, Inc. Class A	155,782	11,362,739
Monster Beverage Corp. *	87,994	5,054,375
Moody’s Corp.	17,827	6,198,804
Organon & Co.	28,657	596,352
PayPal Holdings, Inc. *	128,237	8,557,255
PepsiCo, Inc.	157,023	29,083,800
Pfizer, Inc.	639,985	23,474,650
Philip Morris International, Inc.	176,540	17,233,835
Procter & Gamble Co.	268,971	40,813,660
Quanta Services, Inc.	16,274	3,197,027
Quest Diagnostics, Inc.	12,931	1,817,581
Regeneron Pharmaceuticals, Inc. *	12,273	8,818,641
ResMed, Inc.	16,602	3,627,537
Revvity, Inc.	13,889	1,649,874
Robert Half International, Inc.	12,427	934,759
Rollins, Inc.	27,278	1,168,317
S&P Global, Inc.	37,685	15,107,540
STERIS PLC	11,737	2,640,590
Stryker Corp.	38,539	11,757,864
Sysco Corp.	57,397	4,258,857
Teleflex, Inc.	5,288	1,279,855
Thermo Fisher Scientific, Inc.	44,013	22,963,783
Tyson Foods, Inc. Class A	32,118	1,639,303
United Rentals, Inc.	8,043	3,582,111
UnitedHealth Group, Inc.	106,527	51,201,137
Universal Health Services, Inc. Class B	7,429	1,172,073
Verisk Analytics, Inc.	16,521	3,734,242
Vertex Pharmaceuticals, Inc. *	29,311	10,314,834
Viatris, Inc.	136,711	1,364,376
Waters Corp. *	6,649	1,772,224
West Pharmaceutical Services, Inc.	8,531	3,262,852
Zimmer Biomet Holdings, Inc.	23,807	3,466,299
Zoetis, Inc.	53,111	9,146,245

		855,880,433

Energy - 4.2%
APA Corp.	37,604	1,284,929
Baker Hughes Co.	116,759	3,690,752
Chevron Corp.	198,849	31,288,890
ConocoPhillips	139,209	14,423,445
Coterra Energy, Inc.	89,891	2,274,242
Devon Energy Corp.	73,380	3,547,189
Diamondback Energy, Inc.	21,229	2,788,641
Enphase Energy, Inc. *	15,774	2,641,830
EOG Resources, Inc.	66,864	7,651,916
EQT Corp.	41,200	1,694,556
Exxon Mobil Corp.	461,327	49,477,321
First Solar, Inc. *	11,176	2,124,446
Halliburton Co.	104,435	3,445,311
Hess Corp.	32,053	4,357,605
Kinder Morgan, Inc.	228,518	3,935,080
Marathon Oil Corp.	69,387	1,597,289
Marathon Petroleum Corp.	48,413	5,644,956
Occidental Petroleum Corp.	81,561	4,795,787
ONEOK, Inc.	50,686	3,128,340
Phillips 66	52,529	5,010,216
Pioneer Natural Resources Co.	26,844	5,561,540
Schlumberger NV	161,370	7,926,494
SolarEdge Technologies, Inc. *	6,567	1,766,851
Targa Resources Corp.	25,252	1,921,677
Valero Energy Corp.	41,251	4,838,742
Williams Cos., Inc.	137,238	4,478,076

		181,296,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Financial - 13.4%
Aflac, Inc.	63,376	$4,423,645
Alexandria Real Estate Equities, Inc. REIT	18,195	2,064,950
Allstate Corp.	30,219	3,295,080
American Express Co.	68,043	11,853,091
American International Group, Inc.	83,873	4,826,052
American Tower Corp. REIT	53,213	10,320,129
Ameriprise Financial, Inc.	11,934	3,963,997
Aon PLC Class A	23,271	8,033,149
Arch Capital Group Ltd. *	43,160	3,230,526
Arthur J Gallagher & Co.	24,500	5,379,465
Assurant, Inc.	5,817	731,313
AvalonBay Communities, Inc. REIT	16,004	3,029,077
Bank of America Corp.	795,748	22,830,010
Bank of New York Mellon Corp.	81,940	3,647,969
Berkshire Hathaway, Inc. Class B *	203,483	69,387,703
BlackRock, Inc.	17,127	11,837,155
Boston Properties, Inc. REIT	15,602	898,519
Brown & Brown, Inc.	26,420	1,818,753
Camden Property Trust REIT	12,249	1,333,549
Capital One Financial Corp.	43,017	4,704,769
Cboe Global Markets, Inc.	11,891	1,641,077
CBRE Group, Inc. Class A *	36,618	2,955,439
Charles Schwab Corp.	169,569	9,611,171
Chubb Ltd.	47,301	9,108,281
Cincinnati Financial Corp.	17,742	1,726,651
Citigroup, Inc.	221,333	10,190,171
Citizens Financial Group, Inc.	58,508	1,525,889
CME Group, Inc.	40,883	7,575,211
Comerica, Inc.	13,906	589,058
Crown Castle, Inc. REIT	49,114	5,596,049
Digital Realty Trust, Inc. REIT	32,250	3,672,307
Discover Financial Services	28,977	3,385,962
Equinix, Inc. REIT	10,521	8,247,833
Equity Residential REIT	39,346	2,595,656
Essex Property Trust, Inc. REIT	7,361	1,724,682
Everest Re Group Ltd.	4,342	1,484,356
Extra Space Storage, Inc. REIT	15,508	2,308,366
Federal Realty Investment Trust REIT	8,328	805,901
Fifth Third Bancorp	77,136	2,021,735
Franklin Resources, Inc.	31,577	843,422
Globe Life, Inc.	10,410	1,141,144
Goldman Sachs Group, Inc.	37,934	12,235,232
Hartford Financial Services Group, Inc.	36,853	2,654,153
Healthpeak Properties, Inc. REIT	61,010	1,226,301
Host Hotels & Resorts, Inc. REIT	83,118	1,398,876
Huntington Bancshares, Inc.	169,115	1,823,060
Intercontinental Exchange, Inc.	63,421	7,171,647
Invesco Ltd.	50,174	843,425
Invitation Homes, Inc. REIT	67,588	2,325,027
Iron Mountain, Inc. REIT	33,579	1,907,959
JPMorgan Chase & Co.	334,421	48,638,190
KeyCorp	103,882	959,870
Kimco Realty Corp. REIT	67,408	1,329,286
Lincoln National Corp.	18,100	466,256
Loews Corp.	22,736	1,350,064
M&T Bank Corp.	18,819	2,329,039
Marsh & McLennan Cos., Inc.	56,494	10,625,391
Mastercard, Inc. Class A	95,479	37,551,891
MetLife, Inc.	75,462	4,265,867
Mid-America Apartment Communities, Inc. REIT	12,943	1,965,524
Morgan Stanley	148,957	12,720,928
Nasdaq, Inc.	38,864	1,937,370
Northern Trust Corp.	23,614	1,750,742
PNC Financial Services Group, Inc.	45,984	5,791,685
Principal Financial Group, Inc.	25,167	1,908,665
Progressive Corp.	66,624	8,819,019

	Shares	Value
Prologis, Inc. REIT	105,660	$12,957,086
Prudential Financial, Inc.	41,373	3,649,926
Public Storage REIT	18,260	5,329,729
Raymond James Financial, Inc.	21,934	2,276,091
Realty Income Corp. REIT	72,446	4,331,546
Regency Centers Corp. REIT	17,121	1,057,564
Regions Financial Corp.	108,560	1,934,539
SBA Communications Corp. REIT	12,484	2,893,292
Simon Property Group, Inc. REIT	37,767	4,361,333
State Street Corp.	38,141	2,791,158
Synchrony Financial	50,155	1,701,258
T Rowe Price Group, Inc.	25,299	2,833,994
Travelers Cos., Inc.	26,312	4,569,342
Truist Financial Corp.	150,486	4,567,250
UDR, Inc. REIT	33,910	1,456,774
US Bancorp	156,981	5,186,652
Ventas, Inc. REIT	46,222	2,184,914
VICI Properties, Inc. REIT	115,942	3,644,057
Visa, Inc. Class A	184,648	43,850,207
W R Berkley Corp.	23,655	1,408,892
Wells Fargo & Co.	428,148	18,273,357
Welltower, Inc. REIT	54,583	4,415,219
Weyerhaeuser Co. REIT	81,743	2,739,208
Willis Towers Watson PLC	11,941	2,812,105
Zions Bancorp NA	17,603	472,817

		572,053,039

Industrial - 7.7%
3M Co.	62,310	6,236,608
Agilent Technologies, Inc.	33,600	4,040,400
Allegion PLC	10,056	1,206,921
Amcor PLC	162,973	1,626,470
AMETEK, Inc.	26,529	4,294,514
Amphenol Corp. Class A	68,686	5,834,876
AO Smith Corp.	14,802	1,077,290
Axon Enterprise, Inc. *	7,756	1,513,351
Ball Corp.	35,791	2,083,394
Boeing Co. *	64,377	13,593,847
Carrier Global Corp.	95,845	4,764,455
Caterpillar, Inc.	58,805	14,468,970
CH Robinson Worldwide, Inc.	13,856	1,307,314
CSX Corp.	231,982	7,910,586
Deere & Co.	30,674	12,428,798
Dover Corp.	16,269	2,402,118
Eaton Corp. PLC	45,208	9,091,329
Emerson Electric Co.	65,108	5,885,112
Expeditors International of Washington, Inc.	18,108	2,193,422
FedEx Corp.	26,378	6,539,106
Fortive Corp.	40,754	3,047,177
Garmin Ltd.	17,915	1,868,355
Generac Holdings, Inc. *	7,119	1,061,656
General Dynamics Corp.	25,407	5,466,316
General Electric Co.	124,595	13,686,761
Honeywell International, Inc.	75,954	15,760,455
Howmet Aerospace, Inc.	43,244	2,143,173
Huntington Ingalls Industries, Inc.	4,604	1,047,870
IDEX Corp.	8,858	1,906,773
Illinois Tool Works, Inc.	31,554	7,893,549
Ingersoll Rand, Inc.	45,835	2,995,776
Jacobs Solutions, Inc.	14,550	1,729,849
JB Hunt Transport Services, Inc.	9,458	1,712,182
Johnson Controls International PLC	77,877	5,306,539
Keysight Technologies, Inc. *	20,360	3,409,282
L3Harris Technologies, Inc.	21,529	4,214,732
Lockheed Martin Corp.	25,806	11,880,566
Martin Marietta Materials, Inc.	7,051	3,255,376
Masco Corp.	24,488	1,405,121
Mettler-Toledo International, Inc. *	2,498	3,276,477
Mohawk Industries, Inc. *	5,906	609,263

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Nordson Corp.	5,993	$1,487,343
Norfolk Southern Corp.	26,185	5,937,711
Northrop Grumman Corp.	16,367	7,460,079
Old Dominion Freight Line, Inc.	10,422	3,853,534
Otis Worldwide Corp.	47,924	4,265,715
Packaging Corp. of America	10,504	1,388,209
Parker-Hannifin Corp.	14,499	5,655,190
Pentair PLC	18,808	1,214,997
Raytheon Technologies Corp.	166,782	16,337,965
Republic Services, Inc.	23,790	3,643,914
Rockwell Automation, Inc.	13,259	4,368,178
Sealed Air Corp.	16,000	640,000
Snap-on, Inc.	6,242	1,798,882
Stanley Black & Decker, Inc.	16,912	1,584,823
TE Connectivity Ltd.	35,584	4,987,453
Teledyne Technologies, Inc. *	5,427	2,231,094
Textron, Inc.	24,771	1,675,263
Trane Technologies PLC	26,237	5,018,089
TransDigm Group, Inc.	5,836	5,218,376
Trimble, Inc. *	28,669	1,517,737
Union Pacific Corp.	69,583	14,238,073
United Parcel Service, Inc. Class B	82,968	14,872,014
Vulcan Materials Co.	15,124	3,409,555
Waste Management, Inc.	42,485	7,367,749
Westinghouse Air Brake Technologies Corp.	20,015	2,195,045
Westrock Co.	27,481	798,873
Xylem, Inc.	27,131	3,055,493

		328,397,483

Technology - 27.1%

Accenture PLC Class A	71,798	22,155,427
Activision Blizzard, Inc. *	80,763	6,808,321
Adobe, Inc. *	52,195	25,522,833
Advanced Micro Devices, Inc. *	183,828	20,939,847
Akamai Technologies, Inc. *	17,441	1,567,423
Analog Devices, Inc.	57,699	11,240,342
ANSYS, Inc. *	9,838	3,249,196
Apple, Inc.	1,687,042	327,235,537
Applied Materials, Inc.	96,121	13,893,329
Autodesk, Inc. *	24,443	5,001,282
Broadcom, Inc.	47,644	41,327,835
Broadridge Financial Solutions, Inc.	13,133	2,175,219
Cadence Design Systems, Inc. *	31,168	7,309,519
Ceridian HCM Holding, Inc. *	17,149	1,148,469
Cognizant Technology Solutions Corp. Class A	58,586	3,824,494
DXC Technology Co. *	27,250	728,120
Electronic Arts, Inc.	29,986	3,889,184
EPAM Systems, Inc. *	6,682	1,501,780
Fair Isaac Corp. *	2,906	2,351,564
Fidelity National Information Services, Inc.	68,619	3,753,459
Fiserv, Inc. *	70,438	8,885,754
Fortinet, Inc. *	73,645	5,566,826
Hewlett Packard Enterprise Co.	147,770	2,482,536
HP, Inc.	100,376	3,082,547
Intel Corp.	470,292	15,726,564
International Business Machines Corp.	103,506	13,850,138
Intuit, Inc.	32,179	14,744,096
Jack Henry & Associates, Inc.	8,352	1,397,540
KLA Corp.	15,740	7,634,215
Lam Research Corp.	15,344	9,864,044
Leidos Holdings, Inc.	15,121	1,337,906
Microchip Technology, Inc.	61,704	5,528,061
Micron Technology, Inc.	124,856	7,879,662
Microsoft Corp.	848,683	289,010,509
Monolithic Power Systems, Inc.	5,170	2,792,989
MSCI, Inc.	9,152	4,294,942
NetApp, Inc.	25,211	1,926,120

	Shares	Value
NVIDIA Corp.	282,197	$119,374,975
NXP Semiconductors NV (China)	29,750	6,089,230
ON Semiconductor Corp. *	48,646	4,600,939
Oracle Corp.	175,142	20,857,661
Paychex, Inc.	36,286	4,059,315
Paycom Software, Inc.	5,716	1,836,208
PTC, Inc. *	11,906	1,694,224
Qorvo, Inc. *	10,835	1,105,495
QUALCOMM, Inc.	126,756	15,089,034
Roper Technologies, Inc.	11,984	5,761,907
Salesforce, Inc. *	111,712	23,600,277
Seagate Technology Holdings PLC	21,636	1,338,619
ServiceNow, Inc. *	23,196	13,035,456
Skyworks Solutions, Inc.	18,644	2,063,704
Synopsys, Inc. *	17,341	7,550,445
Take-Two Interactive Software, Inc. *	17,842	2,625,629
Teradyne, Inc.	18,041	2,008,505
Texas Instruments, Inc.	103,311	18,598,046
Tyler Technologies, Inc. *	4,643	1,933,670
Western Digital Corp. *	34,800	1,319,964
Zebra Technologies Corp. Class A *	5,848	1,730,014

		1,157,900,946

Utilities - 2.6%

AES Corp.	75,668	1,568,598
Alliant Energy Corp.	28,136	1,476,577
Ameren Corp.	29,641	2,420,781
American Electric Power Co., Inc.	57,887	4,874,086
American Water Works Co., Inc.	22,291	3,182,040
Atmos Energy Corp.	16,538	1,924,031
CenterPoint Energy, Inc.	71,434	2,082,301
CMS Energy Corp.	32,240	1,894,100
Consolidated Edison, Inc.	40,238	3,637,515
Constellation Energy Corp.	37,176	3,403,463
Dominion Energy, Inc.	96,256	4,985,098
DTE Energy Co.	21,893	2,408,668
Duke Energy Corp.	87,576	7,859,070
Edison International	43,214	3,001,212
Entergy Corp.	23,801	2,317,503
Evergy, Inc.	25,703	1,501,569
Eversource Energy	40,278	2,856,516
Exelon Corp.	111,735	4,552,084
FirstEnergy Corp.	62,744	2,439,487
NextEra Energy, Inc.	230,883	17,131,519
NiSource, Inc.	46,075	1,260,151
NRG Energy, Inc.	27,231	1,018,167
PG&E Corp. *	186,482	3,222,409
Pinnacle West Capital Corp.	13,040	1,062,239
PPL Corp.	82,607	2,185,781
Public Service Enterprise Group, Inc.	57,772	3,617,105
Sempra Energy	35,648	5,189,992
Southern Co.	124,013	8,711,913
WEC Energy Group, Inc.	35,918	3,169,404
Xcel Energy, Inc.	63,216	3,930,139

		108,883,518

Total Common Stocks (Cost $2,338,531,328)		4,240,241,664

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $25,988,816; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $26,498,236)	$25,978,641	$25,978,641

Total Short-Term Investments (Cost $25,978,641)		25,978,641

TOTAL INVESTMENTS - 99.9% (Cost $2,364,509,969)		4,266,220,305

DERIVATIVES - 0.1%		860,330

OTHER ASSETS & LIABILITIES, NET - 0.0%		1,541,053

NET ASSETS - 100.0%		$4,268,621,688

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	27.1%
Consumer, Non-Cyclical	20.1%
Financial	13.4%
Communications	12.8%
Consumer, Cyclical	9.4%
Industrial	7.7%
Energy	4.2%
Others (each less than 3.0%)	5.2%

99.9%
Derivatives	0.1%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/23	131	$28,537,708	$29,398,038	$860,330

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$4,240,241,664	$4,240,241,664	$-	$-
	Short-Term Investments	25,978,641	-	25,978,641	-
	Derivatives:
	Equity Contracts Futures	860,330	860,330	-	-

	Total	$4,267,080,635	$4,241,101,994	$25,978,641	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 3.6%

Freeport-McMoRan, Inc.	237,473	$9,498,920
Linde PLC	44,419	16,927,193
Sherwin-Williams Co.	29,269	7,771,505

		34,197,618

Communications - 14.3%
Alphabet, Inc. Class C *	184,623	22,333,844
Amazon.com, Inc. *	467,840	60,987,622
Booking Holdings, Inc. *	8,571	23,144,529
Meta Platforms, Inc. Class A *	98,545	28,280,444

		134,746,439

Consumer, Cyclical - 9.1%
Caesars Entertainment, Inc. *	184,959	9,427,360
Core & Main, Inc. Class A *	898,455	28,157,580
LVMH Moet Hennessy Louis Vuitton SE (France)	20,718	19,535,255
NIKE, Inc. Class B	71,192	7,857,461
Rivian Automotive, Inc. Class A *	197,287	3,286,801
TJX Cos., Inc.	201,555	17,089,849

		85,354,306

Consumer, Non-Cyclical - 13.9%
AbbVie, Inc.	159,555	21,496,845
Apellis Pharmaceuticals, Inc. *	53,009	4,829,120
Argenx SE ADR * (Netherlands)	13,052	5,086,756
CoStar Group, Inc. *	292,832	26,062,048
Danaher Corp.	97,817	23,476,080
Illumina, Inc. *	100,269	18,799,435
Madrigal Pharmaceuticals, Inc. *	27,414	6,332,634
Teleflex, Inc.	85,161	20,611,517
Vaxcyte, Inc. *	83,271	4,158,553

		130,852,988

Financial - 11.7%
American Tower Corp. REIT	106,406	20,636,379
Charles Schwab Corp.	244,913	13,881,669
Cullen/Frost Bankers, Inc.	108,022	11,615,606
Mastercard, Inc. Class A	72,700	28,592,910
Progressive Corp.	95,784	12,678,928
Visa, Inc. Class A	97,523	23,159,762

		110,565,254

Industrial - 8.5%
Crown Holdings, Inc.	285,097	24,766,377
Deere & Co.	61,606	24,962,135
Howmet Aerospace, Inc.	605,043	29,985,931

		79,714,443

Technology - 38.3%
Adobe, Inc. *	23,151	11,320,608
Advanced Micro Devices, Inc. *	214,568	24,441,441
Apple, Inc.	410,488	79,622,357
ASML Holding NV (Netherlands)	38,047	27,574,563
Atlassian Corp. Class A *	116,361	19,526,539
Microsoft Corp.	305,759	104,123,170
NVIDIA Corp.	97,672	41,317,209
Texas Instruments, Inc.	117,225	21,102,845
Workday, Inc. Class A *	140,900	31,827,901

		360,856,633

Total Common Stocks (Cost $831,883,802)		936,287,681

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.0%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $100,047; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $102,024)	$100,008	$100,008

U.S. Government Agency Issues - 0.8%
Fannie Mae 0.000% due 07/03/23	7,400,000	7,400,000

Total Short-Term Investments (Cost $7,498,096)		7,500,008

TOTAL INVESTMENTS - 100.2% (Cost $839,381,898)		943,787,689

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,528,705)

NET ASSETS - 100.0%		$942,258,984

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	38.3%
Communications	14.3%
Consumer, Non-Cyclical	13.9%
Financial	11.7%
Consumer, Cyclical	9.1%
Industrial	8.5%
Basic Materials	3.6%
Others (each less than 3.0%)	0.8%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$34,197,618	$34,197,618	$-	$-
	Communications	134,746,439	134,746,439	-	-
	Consumer, Cyclical	85,354,306	65,819,051	19,535,255	-
	Consumer, Non-Cyclical	130,852,988	130,852,988	-	-
	Financial	110,565,254	110,565,254	-	-
	Industrial	79,714,443	79,714,443	-	-
	Technology	360,856,633	360,856,633	-	-

	Total Common Stocks	936,287,681	916,752,426	19,535,255	-

	Short-Term Investments	7,500,008	-	7,500,008	-

	Total	$943,787,689	$916,752,426	$27,035,263	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Basic Materials - 3.2%
Air Products & Chemicals, Inc.	49,856	$14,933,368
Linde PLC	56,163	21,402,596
Sherwin-Williams Co.	31,898	8,469,557

		44,805,521

Communications - 15.6%
Alphabet, Inc. Class A *	619,332	74,134,040
Alphabet, Inc. Class C *	169,415	20,494,133
Amazon.com, Inc. *	584,148	76,149,533
Arista Networks, Inc. *	35,230	5,709,374
Meta Platforms, Inc. Class A *	122,901	35,270,129
Spotify Technology SA *	51,106	8,205,068

		219,962,277

Consumer, Cyclical - 4.8%
Chipotle Mexican Grill, Inc. *	3,934	8,414,826
Hilton Worldwide Holdings, Inc.	108,015	15,721,583
Las Vegas Sands Corp. *	115,676	6,709,208
Lululemon Athletica, Inc. *	14,487	5,483,330
LVMH Moet Hennessy Louis Vuitton SE (France)	20,525	19,353,273
O’Reilly Automotive, Inc. *	11,843	11,313,618

		66,995,838

Consumer, Non-Cyclical - 16.7%
Abbott Laboratories	60,184	6,561,260
Becton Dickinson & Co.	45,875	12,111,459
Boston Scientific Corp. *	521,714	28,219,510
Colgate-Palmolive Co.	98,460	7,585,358
CoStar Group, Inc. *	198,999	17,710,911
Danaher Corp.	18,631	4,471,440
Eli Lilly & Co.	44,548	20,892,121
Equifax, Inc.	14,952	3,518,206
Estee Lauder Cos., Inc. Class A	70,173	13,780,574
Gartner, Inc. *	29,287	10,259,529
ICON PLC *	18,095	4,527,369
Novo Nordisk AS ADR (Denmark)	19,405	3,140,311
Regeneron Pharmaceuticals, Inc. *	14,619	10,504,336
STERIS PLC	27,090	6,094,708
Thermo Fisher Scientific, Inc.	29,116	15,191,273
UnitedHealth Group, Inc.	19,262	9,258,088
Verisk Analytics, Inc.	110,815	25,047,514
Vertex Pharmaceuticals, Inc. *	67,511	23,757,796
Zoetis, Inc.	76,228	13,127,224

		235,758,987

Energy - 0.5%
Hess Corp.	52,210	7,097,950

Financial - 10.9%
American Express Co.	23,989	4,178,884
American Tower Corp. REIT	46,358	8,990,670
Aon PLC Class A	60,366	20,838,343
Arthur J Gallagher & Co.	42,058	9,234,675
CME Group, Inc.	42,604	7,894,095
Mastercard, Inc. Class A	137,579	54,109,821
Visa, Inc. Class A	200,733	47,670,073

		152,916,561

Industrial - 8.8%
Agilent Technologies, Inc.	15,084	1,813,851
AMETEK, Inc.	113,536	18,379,208
Amphenol Corp. Class A	113,305	9,625,260
Canadian Pacific Kansas City Ltd. (NYSE) (Canada)	144,240	11,650,265
Caterpillar, Inc.	9,030	2,221,831

	Shares	Value
Eaton Corp. PLC	80,474	$16,183,321
Howmet Aerospace, Inc.	148,887	7,378,840
Johnson Controls International PLC	180,875	12,324,822
Martin Marietta Materials, Inc.	12,484	5,763,738
Rockwell Automation, Inc.	32,327	10,650,130
Vulcan Materials Co.	123,533	27,849,280

		123,840,546

Technology - 38.2%
Adobe, Inc. *	12,519	6,121,666
Advanced Micro Devices, Inc. *	125,917	14,343,205
Apple, Inc.	418,660	81,207,480
Applied Materials, Inc.	71,318	10,308,304
ASML Holding NV (Netherlands)	30,299	21,959,200
Autodesk, Inc. *	20,277	4,148,877
Cadence Design Systems, Inc. *	99,749	23,393,136
Electronic Arts, Inc.	73,423	9,522,963
Intuit, Inc.	31,534	14,448,563
KLA Corp.	17,528	8,501,431
Lam Research Corp.	22,482	14,452,779
Microsoft Corp.	536,788	182,797,786
MSCI, Inc.	44,706	20,980,079
NVIDIA Corp.	189,301	80,078,109
ServiceNow, Inc. *	32,668	18,358,436
Synopsys, Inc. *	38,245	16,652,255
Take-Two Interactive Software, Inc. *	42,596	6,268,427
Veeva Systems, Inc. Class A *	18,470	3,652,073

		537,194,769

Total Common Stocks (Cost $980,232,257)		1,388,572,449

	Principal Amount
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $20,263,145; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $20,660,368)	$20,255,211	20,255,211

Total Short-Term Investments (Cost $20,255,211)		20,255,211

TOTAL INVESTMENTS - 100.1% (Cost $1,000,487,468)		1,408,827,660

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,537,743)

NET ASSETS - 100.0%		$1,407,289,917

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	38.2%
Consumer, Non-Cyclical	16.7%
Communications	15.6%
Financial	10.9%
Industrial	8.8%
Consumer, Cyclical	4.8%
Basic Materials	3.2%
Others (each less than 3.0%)	1.9%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$44,805,521	$44,805,521	$-	$-
	Communications	219,962,277	219,962,277	-	-
	Consumer, Cyclical	66,995,838	47,642,565	19,353,273	-
	Consumer, Non-Cyclical	235,758,987	235,758,987	-	-
	Energy	7,097,950	7,097,950	-	-
	Financial	152,916,561	152,916,561	-	-
	Industrial	123,840,546	123,840,546	-	-
	Technology	537,194,769	537,194,769	-	-

	Total Common Stocks	1,388,572,449	1,369,219,176	19,353,273	-

	Short-Term Investments	20,255,211	-	20,255,211	-

	Total	$1,408,827,660	$1,369,219,176	$39,608,484	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Basic Materials - 2.4%
Air Products & Chemicals, Inc.	2,115	$633,506
Dow, Inc.	13,759	732,804
Eastman Chemical Co. ‡	6,194	518,562
Freeport-McMoRan, Inc.	7,465	298,600
Linde PLC	3,648	1,390,180
LyondellBasell Industries NV Class A	4,073	374,024
Nucor Corp.	1,963	321,893
PPG Industries, Inc. ‡	3,935	583,560

		4,853,129

Communications - 12.6%
Alphabet, Inc. Class A * ‡	31,941	3,823,338
Alphabet, Inc. Class C * ‡	26,993	3,265,343
Amazon.com, Inc. * ‡	56,016	7,302,246
AT&T, Inc.	9,406	150,026
Booking Holdings, Inc. * ‡	448	1,209,748
Charter Communications, Inc. Class A * ‡	2,648	972,796
Comcast Corp. Class A ‡	35,385	1,470,247
Corning, Inc.	6,785	237,746
Expedia Group, Inc. *	5,517	603,505
Meta Platforms, Inc. Class A * ‡	13,825	3,967,498
Motorola Solutions, Inc.	1,526	447,545
Netflix, Inc. * ‡	3,150	1,387,543
T-Mobile US, Inc. * ‡	3,622	503,096
Uber Technologies, Inc. *	7,306	315,400

		25,656,077

Consumer, Cyclical - 8.8%
Aptiv PLC *	4,304	439,395
AutoNation, Inc. *	2,298	378,274
AutoZone, Inc. *	414	1,032,251
Best Buy Co., Inc. ‡	7,788	638,227
Burlington Stores, Inc. *	1,602	252,139
Chipotle Mexican Grill, Inc. *	644	1,377,516
Costco Wholesale Corp. ‡	3,779	2,034,538
Delta Air Lines, Inc. *	3,499	166,343
Domino’s Pizza, Inc.	687	231,512
Home Depot, Inc.	694	215,584
Lennar Corp. Class A	1,500	187,965
LKQ Corp.	3,300	192,291
Lowe’s Cos., Inc. ‡	9,256	2,089,079
Marriott International, Inc. Class A	3,505	643,833
McDonald’s Corp. ‡	2,349	700,965
NIKE, Inc. Class B ‡	8,519	940,242
O’Reilly Automotive, Inc. *	334	319,070
Royal Caribbean Cruises Ltd. *	1,124	116,604
Southwest Airlines Co.	9,491	343,669
Tesla, Inc. * ‡	13,285	3,477,614
TJX Cos., Inc. ‡	8,039	681,627
Toll Brothers, Inc.	3,248	256,819
Ulta Beauty, Inc. *	206	96,943
Whirlpool Corp.	797	118,586
Yum! Brands, Inc.	6,533	905,147

		17,836,233

Consumer, Non-Cyclical - 18.8%
Abbott Laboratories ‡	10,367	1,130,210
AbbVie, Inc. ‡	16,861	2,271,683
Altria Group, Inc. ‡	6,604	299,161
Baxter International, Inc.	12,360	563,122
Biogen, Inc. *	2,170	618,125
BioMarin Pharmaceutical, Inc. *	1,649	142,935
Booz Allen Hamilton Holding Corp.	1,580	176,328
Boston Scientific Corp. * ‡	17,998	973,512
Bristol-Myers Squibb Co. ‡	26,414	1,689,175
Centene Corp. * ‡	8,358	563,747

	Shares	Value
Church & Dwight Co., Inc.	3,620	$362,833
Cintas Corp.	849	422,021
Coca-Cola Co. ‡	36,492	2,197,548
Colgate-Palmolive Co. ‡	11,776	907,223
Constellation Brands, Inc. Class A ‡	2,650	652,244
CVS Health Corp.	4,007	277,004
Danaher Corp. ‡	3,923	941,520
Dexcom, Inc. *	2,075	266,658
Elevance Health, Inc. ‡	2,014	894,800
Eli Lilly & Co. ‡	4,002	1,876,858
FleetCor Technologies, Inc. *	2,883	723,864
Humana, Inc.	1,098	490,949
Intuitive Surgical, Inc. * ‡	2,905	993,336
Johnson & Johnson ‡	13,966	2,311,652
Kenvue, Inc. *	1,845	48,745
McKesson Corp.	979	418,336
Medtronic PLC	7,624	671,674
Merck & Co., Inc. ‡	10,801	1,246,327
Mondelez International, Inc. Class A ‡	9,957	726,264
Monster Beverage Corp. *	4,143	237,974
Neurocrine Biosciences, Inc. *	1,150	108,445
PepsiCo, Inc. ‡	10,250	1,898,505
Philip Morris International, Inc. ‡	5,912	577,129
Procter & Gamble Co. ‡	9,266	1,406,023
Regeneron Pharmaceuticals, Inc. * ‡	1,481	1,064,158
ResMed, Inc.	739	161,472
S&P Global, Inc. ‡	2,487	997,013
Sarepta Therapeutics, Inc. *	1,676	191,936
Stryker Corp.	1,324	403,939
Thermo Fisher Scientific, Inc.	3,745	1,953,954
UnitedHealth Group, Inc. ‡	6,524	3,135,695
Vertex Pharmaceuticals, Inc. * ‡	3,427	1,205,996

		38,200,093

Energy - 4.0%
Baker Hughes Co.	9,438	298,335
Chevron Corp. ‡	6,016	946,618
ConocoPhillips	15,009	1,555,082
Diamondback Energy, Inc. ‡	7,682	1,009,107
EOG Resources, Inc. ‡	11,229	1,285,047
Exxon Mobil Corp. ‡	25,843	2,771,662
Marathon Oil Corp.	15,684	361,046

		8,226,897

Financial - 13.9%
Aflac, Inc.	4,485	313,053
American Express Co. ‡	2,863	498,735
Bank of America Corp.	75,209	2,157,746
Berkshire Hathaway, Inc. Class B * ‡	8,361	2,851,101
Charles Schwab Corp.	3,723	211,020
Citigroup, Inc. ‡	12,446	573,014
CME Group, Inc.	6,689	1,239,405
Equinix, Inc. REIT	716	561,301
Equity LifeStyle Properties, Inc. REIT	5,381	359,935
Fifth Third Bancorp	18,239	478,044
Globe Life, Inc.	5,232	573,532
Intercontinental Exchange, Inc. ‡	7,655	865,627
Mastercard, Inc. Class A ‡	7,943	3,123,982
MetLife, Inc.	1,777	100,454
Morgan Stanley ‡	11,093	947,342
Progressive Corp. ‡	11,969	1,584,336
Prologis, Inc. REIT	10,802	1,324,649
Raymond James Financial, Inc.	6,680	693,184
SBA Communications Corp. REIT	2,990	692,962
State Street Corp. ‡	4,101	300,111
Sun Communities, Inc. REIT ‡	3,428	447,217
Travelers Cos., Inc. ‡	6,575	1,141,814
Truist Financial Corp. ‡	30,073	912,716
UDR, Inc. REIT	10,602	455,462
US Bancorp	31,346	1,035,672

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Ventas, Inc. REIT	14,602	$690,236
Visa, Inc. Class A ‡	9,491	2,253,923
Wells Fargo & Co. ‡	42,523	1,814,882

		28,201,455

Industrial - 7.8%
CSX Corp.	12,769	435,423
Deere & Co. ‡	3,609	1,462,331
Dover Corp.	3,234	477,500
Eaton Corp. PLC	6,812	1,369,893
FedEx Corp.	2,343	580,830
Honeywell International, Inc. ‡	11,068	2,296,610
Howmet Aerospace, Inc.	4,113	203,840
Keysight Technologies, Inc. *	1,324	221,704
Masco Corp. ‡	8,324	477,631
Norfolk Southern Corp. ‡	2,391	542,183
Otis Worldwide Corp.	8,689	773,408
Parker-Hannifin Corp. ‡	2,865	1,117,465
Raytheon Technologies Corp. ‡	17,097	1,674,822
Textron, Inc.	10,589	716,134
Trane Technologies PLC	6,660	1,273,791
Union Pacific Corp. ‡	3,013	616,520
United Parcel Service, Inc. Class B ‡	9,684	1,735,857

		15,975,942

Technology - 27.1%
Accenture PLC Class A	5,405	1,667,875
Adobe, Inc. * ‡	4,747	2,321,235
Advanced Micro Devices, Inc. * ‡	15,070	1,716,624
Analog Devices, Inc. ‡	9,147	1,781,927
Apple, Inc. ‡	79,925	15,503,052
Broadcom, Inc.	394	341,767
Cadence Design Systems, Inc. *	1,644	385,551
Cognizant Technology Solutions Corp. Class A	11,564	754,898
DocuSign, Inc. *	1,453	74,234
Intuit, Inc. ‡	2,643	1,210,996
Lam Research Corp. ‡	2,639	1,696,507
Leidos Holdings, Inc. ‡	4,620	408,778
Microsoft Corp. ‡	42,277	14,397,010
NVIDIA Corp. ‡	13,168	5,570,327
NXP Semiconductors NV (China)	8,517	1,743,260
Oracle Corp. ‡	7,753	923,305
Qorvo, Inc. *	3,702	377,715
Salesforce, Inc. * ‡	3,366	711,101
Seagate Technology Holdings PLC	10,092	624,392
ServiceNow, Inc. *	526	295,596
Teradyne, Inc.	4,508	501,876
Texas Instruments, Inc. ‡	12,006	2,161,320

		55,169,346

Utilities - 2.6%
Ameren Corp.	5,294	432,361
CenterPoint Energy, Inc. ‡	15,920	464,068
CMS Energy Corp.	3,820	224,425
Dominion Energy, Inc.	6,648	344,300
NextEra Energy, Inc. ‡	23,078	1,712,388
PG&E Corp. *	50,016	864,276
Public Service Enterprise Group, Inc.	18,939	1,185,771

		5,227,589

Total Common Stocks (Cost $180,673,204)		199,346,761

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.6%
Repurchase Agreements - 4.6%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $9,259,395; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $9,440,976)	$9,255,770	$9,255,770

Total Short-Term Investments (Cost $9,255,770)		9,255,770

TOTAL INVESTMENTS - 102.6% (Cost $189,928,974)		208,602,531

DERIVATIVES - 0.1%		154,018

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(5,400,420)

NET ASSETS - 100.0%		$203,356,129

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	27.1%
Consumer, Non-Cyclical	18.8%
Financial	13.9%
Communications	12.6%
Consumer, Cyclical	8.8%
Industrial	7.8%
Short-Term Investments	4.6%
Energy	4.0%
Others (each less than 3.0%)	5.0%

	102.6%
Derivatives	0.1%
Other Assets & Liabilities, Net	(2.7%	)

	100.0%

(b)	As of June 30, 2023, investments with a total aggregate value of $77,684,895 were fully or partially segregated with the broker(s)/custodian as collateral for option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/23	15	$3,307,719	$3,366,187	$58,468

(d)	Purchased options outstanding as of June 30, 2023 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Put - S&P 500 Index	4,210.00	09/29/23	CBOE	455	$191,555,000	$1,909,180	$1,908,725

Total Purchased Options						$1,909,180	$1,908,725

(e)	Premiums received and value of written options outstanding as of June 30, 2023 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Premium	Value
Call - S&P 500 Index	4,665.00	09/29/23	CBOE	455	$212,257,500	$1,439,620	($1,440,075)

Put - S&P 500 Index	3,550.00	09/29/23	CBOE	455	161,525,000	372,645	(373,100)

Total Written Options						$1,812,265	($1,813,175)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$199,346,761	$199,346,761	$-	$-
	Short-Term Investments	9,255,770	-	9,255,770	-
	Derivatives:
	Equity Contracts
	Futures	58,468	58,468	-	-
	Purchased Options	1,908,725	-	1,908,725	-

	Total Equity Contracts	1,967,193	58,468	1,908,725	-

	Total Asset - Derivatives	1,967,193	58,468	1,908,725	-

	Total Assets	210,569,724	199,405,229	11,164,495	-

Liabilities	Due to custodian	(195,142)	-	(195,142)	-
	Derivatives:
	Equity Contracts
	Written Options	(1,813,175)	-	(1,813,175)	-

	Total Liabilities	(2,008,317)	-	(2,008,317)	-

	Total	$208,561,407	$199,405,229	$9,156,178	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 2.3%
Eastman Chemical Co.	129,800	$10,866,856
PPG Industries, Inc.	156,873	23,264,266

		34,131,122

Communications - 11.2%
Alphabet, Inc. Class A *	361,418	43,261,735
Amazon.com, Inc. *	413,857	53,950,399
Meta Platforms, Inc. Class A *	116,985	33,572,355
Uber Technologies, Inc. *	469,497	20,268,185
Verizon Communications, Inc.	313,820	11,670,966

		162,723,640

Consumer, Cyclical - 7.6%
Dollar General Corp.	76,004	12,903,959
Lowe’s Cos., Inc.	159,194	35,930,086
McDonald’s Corp.	110,984	33,118,735
Tesla, Inc. *	62,916	16,469,521
TJX Cos., Inc.	138,010	11,701,868

		110,124,169

Consumer, Non-Cyclical - 17.4%
AbbVie, Inc.	323,846	43,631,771
Biogen, Inc. *	49,518	14,105,202
Bristol-Myers Squibb Co.	513,977	32,868,829
Coca-Cola Co.	510,267	30,728,279
Danaher Corp.	50,668	12,160,320
Regeneron Pharmaceuticals, Inc. *	38,979	28,007,971
S&P Global, Inc.	69,915	28,028,224
UnitedHealth Group, Inc.	96,034	46,157,782
Vertex Pharmaceuticals, Inc. *	51,137	17,995,622

		253,684,000

Energy - 5.2%
Baker Hughes Co.	1,005,658	31,788,849
ConocoPhillips	190,348	19,721,956
Pioneer Natural Resources Co.	115,504	23,930,119

		75,440,924

Financial - 14.0%
American Express Co.	141,246	24,605,053
Ameriprise Financial, Inc.	58,929	19,573,857
Mastercard, Inc. Class A	97,199	38,228,367
Morgan Stanley	362,556	30,962,282
Progressive Corp.	152,184	20,144,596
Prologis, Inc. REIT	226,448	27,769,318
Truist Financial Corp.	170,804	5,183,901
US Bancorp	167,498	5,534,134
Wells Fargo & Co.	740,817	31,618,070

		203,619,578

Industrial - 10.1%
Deere & Co.	83,850	33,975,182
Eaton Corp. PLC	178,542	35,904,796
Norfolk Southern Corp.	97,910	22,202,072
Northrop Grumman Corp.	63,428	28,910,482
Trane Technologies PLC	82,913	15,857,940
Vulcan Materials Co.	42,920	9,675,885

		146,526,357

	Shares	Value
Technology - 27.7%
Accenture PLC Class A	55,355	$17,081,446
Advanced Micro Devices, Inc. *	91,285	10,398,274
Apple, Inc.	451,567	87,590,451
ASML Holding NV (Netherlands)	6,807	4,933,373
Intuit, Inc.	30,878	14,147,991
Microsoft Corp.	409,452	139,434,784
NVIDIA Corp.	129,406	54,741,326
NXP Semiconductors NV (China)	230,388	47,155,816
Oracle Corp.	204,772	24,386,298
Seagate Technology Holdings PLC	55,293	3,420,978

		403,290,737

Utilities - 4.3%
NextEra Energy, Inc.	553,077	41,038,313
PG&E Corp. *	1,257,985	21,737,981

		62,776,294

Total Common Stocks (Cost $1,298,302,426)		1,452,316,821

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $1,453,923; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $1,482,506)	$1,453,354	1,453,354

Total Short-Term Investments (Cost $1,453,354)		1,453,354

TOTAL INVESTMENTS - 99.9% (Cost $1,299,755,780)		1,453,770,175

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,996,386

NET ASSETS - 100.0%		$1,455,766,561

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	27.7%
Consumer, Non-Cyclical	17.4%
Financial	14.0%
Communications	11.2%
Industrial	10.1%
Consumer, Cyclical	7.6%
Energy	5.2%
Utilities	4.3%
Others (each less than 3.0%)	2.4%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,452,316,821	$1,452,316,821	$-	$-
	Short-Term Investments	1,453,354	-	1,453,354	-

	Total	$1,453,770,175	$1,452,316,821	$1,453,354	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 0.0%
Codexis, Inc. *	56,294	$157,623

Communications - 16.6%
Airbnb, Inc. Class A *	57,857	7,414,953
Alphabet, Inc. Class A *	415,127	49,690,702
Amazon.com, Inc. *	251,920	32,840,291
Booking Holdings, Inc. *	1,989	5,370,956
Innovid Corp. * (Israel)	37,308	40,666
MercadoLibre, Inc. * (Brazil)	7,340	8,694,964
Netflix, Inc. *	42,763	18,836,674
Nice Ltd. ADR * (Israel)	13,800	2,849,700
Shopify, Inc. Class A * (Canada)	64,300	4,153,780
Uber Technologies, Inc. *	815,628	35,210,661

		165,103,347

Consumer, Cyclical - 9.5%
BYD Co. Ltd. Class H (China)	137,000	4,392,855
Cie Financiere Richemont SA Class A (Switzerland)	1,620	275,186
Dollarama, Inc. (Canada)	8,600	582,443
Ferguson PLC	56,452	8,916,675
Ferrari NV (Italy)	22,775	7,406,658
Five Below, Inc. *	38,992	7,663,488
Flutter Entertainment PLC * (Australia)	47,881	9,623,457
Kura Sushi USA, Inc. Class A *	16,577	1,540,832
LVMH Moet Hennessy Louis Vuitton SE (France)	7,180	6,770,110
Mobileye Global, Inc. Class A * (Israel)	6,100	234,362
Ryanair Holdings PLC ADR * (Ireland)	49,362	5,459,437
Samsonite International SA * ~	1,758,600	4,972,957
TJX Cos., Inc.	125,178	10,613,843
Universal Music Group NV (Netherlands)	760,341	16,890,813
Warner Music Group Corp. Class A	372,051	9,706,810

		95,049,926

Consumer, Non-Cyclical - 19.7%
2seventy bio, Inc. *	8,822	89,279
Aclaris Therapeutics, Inc. *	24,112	250,041
Affimed NV * (Germany)	51,869	31,028
Alnylam Pharmaceuticals, Inc. *	29,400	5,584,236
Arcellx, Inc. *	6,448	203,886
AstraZeneca PLC ADR (United Kingdom)	81,872	5,859,579
Beam Therapeutics, Inc. *	7,095	226,543
Bio-Techne Corp.	28,083	2,292,415
Biogen, Inc. *	18,884	5,379,107
Block, Inc. *	88,549	5,894,707
Boston Beer Co., Inc. Class A *	8,138	2,510,085
Boston Scientific Corp. *	245,235	13,264,761
Bruker Corp.	67,316	4,975,999
Charles River Laboratories International, Inc. *	16,226	3,411,516
Cytokinetics, Inc. *	21,249	693,142
Danaher Corp.	19,675	4,722,000
Eli Lilly & Co.	43,660	20,475,667
Equifax, Inc.	24,627	5,794,733
Estee Lauder Cos., Inc. Class A	15,000	2,945,700
Evelo Biosciences, Inc. *	2,067	6,718
Galapagos NV ADR * (Belgium)	57,203	2,325,874
Gamida Cell Ltd. * (Israel)	323,100	623,583
Gartner, Inc. *	8,700	3,047,697
Genmab AS * (Denmark)	4,470	1,693,941
HealthEquity, Inc. *	145,418	9,181,693
Hookipa Pharma, Inc. *	103,059	90,692
Immunocore Holdings PLC ADR * (United Kingdom)	20,657	1,238,594
Insmed, Inc. *	93,227	1,967,090
Insulet Corp. *	806	232,402

	Shares	Value
Laureate Education, Inc.	97,985	$1,184,639
Monster Beverage Corp. *	166,551	9,566,689
Option Care Health, Inc. *	7,139	231,946
Penumbra, Inc. *	7,125	2,451,427
Regeneron Pharmaceuticals, Inc. *	10,886	7,822,026
Repligen Corp. *	17,000	2,404,820
Revance Therapeutics, Inc. *	75,205	1,903,439
Rubius Therapeutics, Inc. *	12,600	264
Sartorius Stedim Biotech (France)	10,100	2,522,515
Seagen, Inc. *	44,381	8,541,567
Synlogic, Inc. *	8,800	3,784
Thermo Fisher Scientific, Inc.	8,828	4,606,009
TransUnion	53,200	4,167,156
UnitedHealth Group, Inc.	47,102	22,639,105
Vertex Pharmaceuticals, Inc. *	64,758	22,788,988
Vor BioPharma, Inc. *	73,032	225,669
XOMA Corp. *	44,775	845,800

		196,918,551

Energy - 4.1%
Baker Hughes Co.	155,017	4,900,087
Cheniere Energy, Inc.	94,482	14,395,278
Denbury, Inc. *	14,262	1,230,240
New Fortress Energy, Inc.	67,368	1,804,115
Range Resources Corp.	176,400	5,186,160
Reliance Industries Ltd. GDR ~ (India)	216,883	13,511,391

		41,027,271

Financial - 5.6%
American Financial Group, Inc.	35,081	4,165,869
Arthur J Gallagher & Co.	38,046	8,353,760
BRP Group, Inc. Class A *	70,699	1,751,921
CME Group, Inc.	99,082	18,358,904
HDFC Bank Ltd. ADR (India)	7,466	520,380
Marsh & McLennan Cos., Inc.	23,354	4,392,421
Mastercard, Inc. Class A	46,971	18,473,694
Rocket Cos., Inc. Class A *	5,100	45,696

		56,062,645

Industrial - 8.0%
Aspen Aerogels, Inc. *	78,613	620,257
Bloom Energy Corp. Class A *	13,357	218,387
Boeing Co. *	38,006	8,025,347
Eaton Corp. PLC	56,380	11,338,018
Energy Recovery, Inc. *	29,913	836,068
Flex Ltd. *	240,811	6,656,016
General Electric Co.	135,193	14,850,951
Hubbell, Inc.	7,956	2,637,891
Ingersoll Rand, Inc.	156,164	10,206,879
Jabil, Inc.	49,847	5,379,987
Parker-Hannifin Corp.	16,535	6,449,311
Spirit AeroSystems Holdings, Inc. Class A	150,156	4,383,054
Universal Display Corp.	36,781	5,301,246
Westinghouse Air Brake Technologies Corp.	24,599	2,697,772

		79,601,184

Technology - 36.3%
AIXTRON SE (Germany)	98,910	3,358,741
Allegro MicroSystems, Inc. * (Japan)	38,231	1,725,747
Apple, Inc.	221,257	42,917,220
ASML Holding NV (Netherlands)	7,820	5,667,545
BE Semiconductor Industries NV (Netherlands)	49,568	5,375,855
Confluent, Inc. Class A *	171,173	6,044,119
HashiCorp, Inc. Class A *	71,669	1,876,294
HubSpot, Inc. *	14,645	7,792,458
KBR, Inc.	184,900	12,029,594
KLA Corp.	12,629	6,125,317
Manhattan Associates, Inc. *	34,620	6,919,846

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Microsoft Corp.	363,095	$123,648,371
MongoDB, Inc. *	29,624	12,175,168
Monolithic Power Systems, Inc.	6,149	3,321,874
NVIDIA Corp.	174,335	73,747,192
NXP Semiconductors NV (China)	36,423	7,455,060
Oracle Corp.	139,514	16,614,722
ServiceNow, Inc. *	5,300	2,978,441
Simulations Plus, Inc.	14,478	627,332
SiTime Corp. *	40,280	4,751,832
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	167,944	16,948,908
Volue ASA * (Norway)	185,769	312,569

		362,414,205

Utilities - 0.0%
Brookfield Renewable Partners LP * (Canada)	12,726	375,290

Total Common Stocks (Cost $826,037,426)		996,710,042

	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $2,652,713; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $2,704,723)	$2,651,674	2,651,674

Total Short-Term Investments (Cost $2,651,674)		2,651,674

TOTAL INVESTMENTS - 100.1% (Cost $828,689,100)		999,361,716

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,278,725)

NET ASSETS - 100.0%		$998,082,991

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	36.3%
Consumer, Non-Cyclical	19.7%
Communications	16.6%
Consumer, Cyclical	9.5%
Industrial	8.0%
Financial	5.6%
Energy	4.1%
Others (each less than 3.0%)	0.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$157,623	$157,623	$-	$-
	Communications	165,103,347	165,103,347	-	-
	Consumer, Cyclical	95,049,926	43,207,873	51,842,053	-
	Consumer, Non-Cyclical	196,918,551	192,702,095	4,216,456	-
	Energy	41,027,271	39,987,281	1,039,990	-
	Financial	56,062,645	56,062,645	-	-
	Industrial	79,601,184	79,601,184	-	-
	Technology	362,414,205	353,679,609	8,734,596	-
	Utilities	375,290	375,290	-	-

	Total Common Stocks	996,710,042	930,876,947	65,833,095	-

	Short-Term Investments	2,651,674	-	2,651,674	-

	Total Assets	999,361,716	930,876,947	68,484,769	-

Liabilities	Due to custodian	(83)	-	(83)	-

	Total Liabilities	(83)	-	(83)	-

	Total	$999,361,633	$930,876,947	$68,484,686	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 4.2%
Air Products & Chemicals, Inc.	100,265	$30,032,376
Sherwin-Williams Co.	72,900	19,356,408

		49,388,784

Communications - 10.3%
Alphabet, Inc. Class A *	121,832	14,583,290
Charter Communications, Inc. Class A *	60,572	22,252,336
Comcast Corp. Class A	473,647	19,680,033
Meta Platforms, Inc. Class A *	101,908	29,245,558
Motorola Solutions, Inc.	117,592	34,487,382

		120,248,599

Consumer, Cyclical - 1.7%
Home Depot, Inc.	61,790	19,194,446

Consumer, Non-Cyclical - 15.7%
Becton Dickinson & Co.	93,051	24,566,394
Elevance Health, Inc.	59,203	26,303,301
Haleon PLC ADR	2,244,242	18,806,748
Johnson & Johnson	129,042	21,359,032
McKesson Corp.	62,048	26,513,731
Merck & Co., Inc.	130,895	15,103,974
PepsiCo, Inc.	100,034	18,528,297
UnitedHealth Group, Inc.	66,056	31,749,156

		182,930,633

Energy - 9.7%
Chevron Corp.	192,824	30,340,856
ConocoPhillips	485,341	50,286,181
Enterprise Products Partners LP	1,225,648	32,295,825

		112,922,862

Financial - 24.3%
American Express Co.	214,458	37,358,583
American Tower Corp. REIT	86,873	16,848,150
Bank of America Corp.	1,112,204	31,909,133
Bank of New York Mellon Corp.	300,504	13,378,438
Berkshire Hathaway, Inc. Class B *	63,249	21,567,909
Charles Schwab Corp.	497,325	28,188,381
JPMorgan Chase & Co.	320,174	46,566,106
Marsh & McLennan Cos., Inc.	107,122	20,147,506
Progressive Corp.	142,264	18,831,486
Travelers Cos., Inc.	92,094	15,993,044
US Bancorp	387,143	12,791,205
Visa, Inc. Class A	87,338	20,741,028

		284,320,969

Industrial - 18.6%
Deere & Co.	83,426	33,803,381
Illinois Tool Works, Inc.	77,396	19,361,383
Martin Marietta Materials, Inc.	39,906	18,424,201
Northrop Grumman Corp.	46,983	21,414,851
Otis Worldwide Corp.	168,396	14,988,928
Raytheon Technologies Corp.	365,969	35,850,323
TE Connectivity Ltd.	259,028	36,305,365
United Parcel Service, Inc. Class B	120,536	21,606,078
Vertiv Holdings Co.	645,263	15,983,165

		217,737,675

Technology - 7.7%
Intel Corp.	1,083,283	36,224,984
Lam Research Corp.	29,727	19,110,299
Microsoft Corp.	42,665	14,529,139
Oracle Corp.	166,450	19,822,530

		89,686,952

	Shares	Value
Utilities - 5.8%
Edison International	306,639	$21,296,079
Sempra Energy	318,638	46,390,506

		67,686,585

Total Common Stocks (Cost $783,200,584)		1,144,117,505

	Principal Amount
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $15,276,582; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $15,576,037)	$15,270,601	15,270,601

Total Short-Term Investments (Cost $15,270,601)		15,270,601

TOTAL INVESTMENTS - 99.3% (Cost $798,471,185)		1,159,388,106

OTHER ASSETS & LIABILITIES, NET - 0.7%		8,685,561

NET ASSETS - 100.0%		$1,168,073,667

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.3%
Industrial	18.6%
Consumer, Non-Cyclical	15.7%
Communications	10.3%
Energy	9.7%
Technology	7.7%
Utilities	5.8%
Basic Materials	4.2%
Others (each less than 3.0%)	3.0%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,144,117,505	$1,144,117,505	$-	$-
	Short-Term Investments	15,270,601	-	15,270,601	-

	Total	$1,159,388,106	$1,144,117,505	$15,270,601	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 3.6%
Agnico Eagle Mines Ltd. (Canada)	59,136	$2,955,617
Alamos Gold, Inc. Class A (Canada)	144,248	1,719,436
Albemarle Corp.	29,671	6,619,304
CF Industries Holdings, Inc.	16,181	1,123,285
Freeport-McMoRan, Inc.	27,887	1,115,480
Mosaic Co.	64,829	2,269,015
Nucor Corp.	19,061	3,125,623
Westlake Corp.	19,928	2,380,798

		21,308,558

Communications - 2.1%
Arista Networks, Inc. *	28,917	4,686,289
Fox Corp. Class A	39,934	1,357,756
Spotify Technology SA *	11,220	1,801,371
World Wrestling Entertainment, Inc. Class A	19,882	2,156,601
Zillow Group, Inc. Class A *	54,112	2,662,310

		12,664,327

Consumer, Cyclical - 15.1%
Best Buy Co., Inc.	6,929	567,832
Brunswick Corp.	16,965	1,469,848
Casey’s General Stores, Inc.	18,528	4,518,609
Chipotle Mexican Grill, Inc. *	2,651	5,670,489
Copart, Inc. *	25,743	2,348,019
Darden Restaurants, Inc.	15,944	2,663,924
Delta Air Lines, Inc. *	221,361	10,523,502
DR Horton, Inc.	25,507	3,103,947
Floor & Decor Holdings, Inc. Class A *	9,420	979,303
Las Vegas Sands Corp. *	133,184	7,724,672
Live Nation Entertainment, Inc. *	40,827	3,719,748
Lululemon Athletica, Inc. *	18,712	7,082,492
Murphy USA, Inc.	12,944	4,027,008
NVR, Inc. *	744	4,724,861
O’Reilly Automotive, Inc. *	4,415	4,217,649
Polaris, Inc.	16,404	1,983,736
Ross Stores, Inc.	5,471	613,463
Southwest Airlines Co.	52,887	1,915,038
Texas Roadhouse, Inc.	32,798	3,682,559
Thor Industries, Inc.	6,475	670,162
Tractor Supply Co.	16,901	3,736,811
Ulta Beauty, Inc. *	9,212	4,335,121
Vail Resorts, Inc.	17,421	4,385,911
WW Grainger, Inc.	6,515	5,137,664
YETI Holdings, Inc. *	12,646	491,171

		90,293,539

Consumer, Non-Cyclical - 23.0%
Albertsons Cos., Inc. Class A	185,877	4,055,836
Align Technology, Inc. *	889	314,386
AmerisourceBergen Corp.	62,589	12,044,001
BioMarin Pharmaceutical, Inc. *	130,710	11,329,943
Booz Allen Hamilton Holding Corp.	22,207	2,478,301
Corteva, Inc.	56,131	3,216,306
CoStar Group, Inc. *	31,679	2,819,431
Darling Ingredients, Inc. *	100,232	6,393,799
Edwards Lifesciences Corp. *	159,813	15,075,160
Exelixis, Inc. *	71,752	1,371,181
FTI Consulting, Inc. *	4,907	933,311
Gartner, Inc. *	17,715	6,205,742
Henry Schein, Inc. *	47,170	3,825,487
Hershey Co.	23,417	5,847,225
Insulet Corp. *	29,025	8,369,069
Lamb Weston Holdings, Inc.	49,671	5,709,681
Molina Healthcare, Inc. *	1,496	450,655
Monster Beverage Corp. *	77,545	4,454,185
Morningstar, Inc.	8,009	1,570,325

	Shares	Value
Neurocrine Biosciences, Inc. *	48,609	$4,583,829
Omnicell, Inc. *	56,071	4,130,751
Quanta Services, Inc.	109,294	21,470,806
RB Global, Inc. (Canada)	21,163	1,269,780
Service Corp. International	4,587	296,274
Tyson Foods, Inc. Class A	22,699	1,158,557
U-Haul Holding Co.	54,888	2,781,175
United Rentals, Inc.	5,626	2,505,652
Vertex Pharmaceuticals, Inc. *	7,142	2,513,341

		137,174,189

Energy - 4.4%
Baker Hughes Co.	137,880	4,358,387
Cheniere Energy, Inc.	17,357	2,644,512
Enphase Energy, Inc. *	4,378	733,227
Hess Corp.	44,982	6,115,303
Noble Corp. PLC *	124,971	5,162,552
Pioneer Natural Resources Co.	34,242	7,094,258

		26,108,239

Financial - 15.7%
Agree Realty Corp. REIT	89,965	5,882,811
Arch Capital Group Ltd. *	35,938	2,689,959
Axis Capital Holdings Ltd.	51,861	2,791,678
Brown & Brown, Inc.	67,625	4,655,305
Cboe Global Markets, Inc.	100,379	13,853,306
Citizens Financial Group, Inc.	123,550	3,222,184
Commerce Bancshares, Inc.	11,020	536,674
Discover Financial Services	64,581	7,546,290
EastGroup Properties, Inc. REIT	28,506	4,948,642
Evercore, Inc. Class A	30,394	3,756,394
Everest Re Group Ltd.	9,190	3,141,693
First American Financial Corp.	50,714	2,891,712
First Horizon Corp.	515,861	5,813,754
Healthcare Realty Trust, Inc. REIT	341,500	6,440,690
Host Hotels & Resorts, Inc. REIT	301,102	5,067,547
Kinsale Capital Group, Inc.	6,982	2,612,664
Mid-America Apartment Communities, Inc. REIT	26,122	3,966,887
STAG Industrial, Inc. REIT	252,072	9,044,343
White Mountains Insurance Group Ltd.	3,381	4,695,905

		93,558,438

Industrial - 14.0%
AGCO Corp.	19,217	2,525,498
Agilent Technologies, Inc.	40,578	4,879,504
AMETEK, Inc.	14,776	2,391,939
Builders FirstSource, Inc. *	13,852	1,883,872
BWX Technologies, Inc.	31,394	2,246,869
Carrier Global Corp.	71,869	3,572,608
Chart Industries, Inc. *	47,005	7,510,929
Clean Harbors, Inc. *	26,132	4,296,885
Eagle Materials, Inc.	29,159	5,435,821
Flex Ltd. *	135,998	3,758,985
Garmin Ltd.	7,722	805,327
Generac Holdings, Inc. *	9,611	1,433,288
Hubbell, Inc.	27,860	9,237,262
Huntington Ingalls Industries, Inc.	11,144	2,536,374
Keysight Technologies, Inc. *	25,570	4,281,696
Knight-Swift Transportation Holdings, Inc.	31,254	1,736,472
L3Harris Technologies, Inc.	6,856	1,342,199
Martin Marietta Materials, Inc.	6,443	2,974,669
Owens Corning	27,951	3,647,606
Parker-Hannifin Corp.	4,638	1,809,006
Rockwell Automation, Inc.	3,666	1,207,764
Textron, Inc.	68,817	4,654,094
Timken Co.	46,232	4,231,615
Universal Display Corp.	10,465	1,508,320
Vulcan Materials Co.	16,053	3,618,988

		83,527,590

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Technology - 15.6%
AppLovin Corp. Class A *	68,339	$1,758,362
Cadence Design Systems, Inc. *	12,272	2,878,029
Crowdstrike Holdings, Inc. Class A *	25,775	3,785,574
DXC Technology Co. *	137,791	3,681,776
Jack Henry & Associates, Inc.	15,921	2,664,061
KLA Corp.	6,733	3,265,640
Lumentum Holdings, Inc. *	46,087	2,614,516
Microchip Technology, Inc.	7,393	662,339
Monolithic Power Systems, Inc.	6,449	3,483,943
ON Semiconductor Corp. *	64,749	6,123,960
Palantir Technologies, Inc. Class A *	1,154,852	17,703,881
Paycom Software, Inc.	844	271,127
Pure Storage, Inc. Class A *	159,205	5,861,928
Skyworks Solutions, Inc.	27,018	2,990,622
Splunk, Inc. *	72,835	7,727,065
Take-Two Interactive Software, Inc. *	27,930	4,110,179
Teradata Corp. *	216,881	11,583,614
Teradyne, Inc.	62,050	6,908,027
Workday, Inc. Class A *	21,317	4,815,297
Zebra Technologies Corp. Class A *	2,212	654,376

		93,544,316

Utilities - 6.0%
Atmos Energy Corp.	43,566	5,068,468
CenterPoint Energy, Inc.	503,124	14,666,064
Evergy, Inc.	44,611	2,606,175
PPL Corp.	316,332	8,370,145
WEC Energy Group, Inc.	60,840	5,368,522

		36,079,374

Total Common Stocks (Cost $548,910,071)		594,258,570

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $5,794,693; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $5,908,319)	$5,792,424	$5,792,424

Total Short-Term Investments (Cost $5,792,424)		5,792,424

TOTAL INVESTMENTS - 100.5% (Cost $554,702,495)		600,050,994

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(2,832,240)

NET ASSETS - 100.0%		$597,218,754

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.0%
Financial	15.7%
Technology	15.6%
Consumer, Cyclical	15.1%
Industrial	14.0%
Utilities	6.0%
Energy	4.4%
Basic Materials	3.6%
Others (each less than 3.0%)	3.1%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$594,258,570	$594,258,570	$-	$-
	Short-Term Investments	5,792,424	-	5,792,424	-

	Total	$600,050,994	$594,258,570	$5,792,424	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communications - 7.2%
Arista Networks, Inc. *	72,467	$11,744,002
Pinterest, Inc. Class A *	718,858	19,653,578
Shutterstock, Inc.	62,437	3,038,809
Trade Desk, Inc. Class A *	222,752	17,200,909

		51,637,298

Consumer, Cyclical - 17.8%
BorgWarner, Inc.	353,221	17,276,039
Copart, Inc. *	114,272	10,422,749
Fastenal Co.	190,795	11,254,997
Floor & Decor Holdings, Inc. Class A *	117,358	12,200,538
Foot Locker, Inc.	241,232	6,539,799
Fox Factory Holding Corp. *	37,410	4,059,359
Levi Strauss & Co. Class A	453,425	6,542,923
Lululemon Athletica, Inc. *	28,157	10,657,424
National Vision Holdings, Inc. *	245,686	5,967,713
On Holding AG Class A * (Switzerland)	336,459	11,103,147
Petco Health & Wellness Co., Inc. *	449,387	3,999,544
Pool Corp.	39,440	14,775,802
Vail Resorts, Inc.	49,789	12,534,879

		127,334,913

Consumer, Non-Cyclical - 25.5%
Bio-Techne Corp.	142,201	11,607,868
Brown-Forman Corp. Class B	137,728	9,197,476
Cooper Cos., Inc.	21,380	8,197,733
CoStar Group, Inc. *	338,125	30,093,125
Dexcom, Inc. *	187,362	24,077,891
Edwards Lifesciences Corp. *	106,492	10,045,390
Envista Holdings Corp. *	312,659	10,580,381
Genmab AS ADR * (Denmark)	258,090	9,810,001
Inspire Medical Systems, Inc. *	19,531	6,340,544
Intuitive Surgical, Inc. *	45,472	15,548,696
MarketAxess Holdings, Inc.	71,227	18,620,162
Repligen Corp. *	80,635	11,406,627
West Pharmaceutical Services, Inc.	28,995	11,089,718
WillScot Mobile Mini Holdings Corp. *	123,526	5,903,307

		182,518,919

Financial - 1.2%
Kinsale Capital Group, Inc.	23,119	8,651,130

Industrial - 22.3%
Agilent Technologies, Inc.	74,578	8,968,005
AO Smith Corp.	149,300	10,866,054
Coherent Corp. *	218,725	11,150,601
Generac Holdings, Inc. *	80,005	11,931,146
HEICO Corp. Class A	104,084	14,634,210
Howmet Aerospace, Inc.	178,118	8,827,528
Keysight Technologies, Inc. *	70,523	11,809,076
Lincoln Electric Holdings, Inc.	46,435	9,223,384
Littelfuse, Inc.	32,477	9,460,875
Martin Marietta Materials, Inc.	21,248	9,809,989
Novanta, Inc. *	57,957	10,669,884
Trex Co., Inc. *	223,824	14,673,901
Trimble, Inc. *	195,459	10,347,599
Universal Display Corp.	78,103	11,256,985
Westinghouse Air Brake Technologies Corp.	51,447	5,642,193

		159,271,430

Technology - 25.5%
Crowdstrike Holdings, Inc. Class A *	73,573	10,805,666
DocuSign, Inc. *	183,669	9,383,649
DoubleVerify Holdings, Inc. *	149,124	5,803,906

	Shares	Value
EngageSmart, Inc. *	202,874	$3,872,865
HubSpot, Inc. *	17,173	9,137,582
Lattice Semiconductor Corp. *	64,232	6,170,768
Marvell Technology, Inc.	231,718	13,852,102
Microchip Technology, Inc.	188,637	16,899,989
Monolithic Power Systems, Inc.	38,438	20,765,361
Paycom Software, Inc.	44,315	14,235,751
Teradyne, Inc.	131,686	14,660,602
Tyler Technologies, Inc. *	34,538	14,384,041
Veeva Systems, Inc. Class A *	40,061	7,921,261
Workday, Inc. Class A *	43,512	9,828,926
Workiva, Inc. *	91,435	9,295,282
Zebra Technologies Corp. Class A *	24,692	7,304,634
ZoomInfo Technologies, Inc. *	330,502	8,391,446

		182,713,831

Total Common Stocks (Cost $632,110,884)		712,127,521

	Principal Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $4,885,639; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $4,981,419)	$4,883,726	4,883,726

Total Short-Term Investments (Cost $4,883,726)		4,883,726

TOTAL INVESTMENTS - 100.2% (Cost $636,994,610)		717,011,247

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,121,821)

NET ASSETS - 100.0%		$715,889,426

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	25.5%
Consumer, Non-Cyclical	25.5%
Industrial	22.3%
Consumer, Cyclical	17.8%
Communications	7.2%
Others (each less than 3.0%)	1.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$712,127,521	$712,127,521	$-	$-
	Short-Term Investments	4,883,726	-	4,883,726	-

	Total	$717,011,247	$712,127,521	$4,883,726	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Basic Materials - 4.0%
Axalta Coating Systems Ltd. *	114,460	$3,755,432
DuPont de Nemours, Inc.	66,302	4,736,615
FMC Corp.	31,214	3,256,869
PPG Industries, Inc.	36,612	5,429,559
Valvoline, Inc.	58,968	2,211,890

		19,390,365

Communications - 3.3%
CDW Corp.	9,401	1,725,083
eBay, Inc.	59,619	2,664,373
Expedia Group, Inc. *	31,671	3,464,491
Gen Digital, Inc.	131,280	2,435,244
Interpublic Group of Cos., Inc.	66,841	2,578,726
Nexstar Media Group, Inc.	8,685	1,446,487
TEGNA, Inc.	87,901	1,427,512

		15,741,916

Consumer, Cyclical - 13.9%
Alaska Air Group, Inc. *	50,470	2,683,995
AutoZone, Inc. *	3,009	7,502,520
Boyd Gaming Corp.	33,428	2,318,900
Darden Restaurants, Inc.	18,145	3,031,667
Dollar General Corp.	10,707	1,817,834
Domino’s Pizza, Inc.	5,587	1,882,763
Ferguson PLC	26,010	4,091,633
Gentex Corp.	99,242	2,903,821
Harley-Davidson, Inc.	70,017	2,465,299
International Game Technology PLC	45,528	1,451,888
Las Vegas Sands Corp. *	52,775	3,060,950
Lear Corp.	10,542	1,513,304
LKQ Corp.	37,974	2,212,745
Marriott International, Inc. Class A	22,246	4,086,368
NVR, Inc. *	484	3,073,700
Polaris, Inc.	32,123	3,884,634
Resideo Technologies, Inc. *	99,819	1,762,804
Ross Stores, Inc.	44,329	4,970,611
Tempur Sealy International, Inc.	94,836	3,800,078
WESCO International, Inc.	13,688	2,450,973
Whirlpool Corp.	21,356	3,177,559
Wyndham Hotels & Resorts, Inc.	42,422	2,908,877

		67,052,923

Consumer, Non-Cyclical - 15.3%
AmerisourceBergen Corp.	42,923	8,259,673
AMN Healthcare Services, Inc. *	14,094	1,537,937
ASGN, Inc. *	17,529	1,325,718
Avantor, Inc. *	139,625	2,867,898
Avery Dennison Corp.	12,227	2,100,599
Centene Corp. *	39,606	2,671,425
Cigna Group	4,803	1,347,722
Coca-Cola Europacific Partners PLC (United Kingdom)	46,603	3,002,631
Corteva, Inc.	85,426	4,894,910
FleetCor Technologies, Inc. *	9,606	2,411,874
Fortrea Holdings, Inc. *	17,927	609,697
Global Payments, Inc.	12,641	1,245,391
H&R Block, Inc.	45,783	1,459,104
HCA Healthcare, Inc.	12,083	3,666,949
Humana, Inc.	4,762	2,129,233
ICON PLC *	26,237	6,564,497
IQVIA Holdings, Inc. *	8,074	1,814,793
Kenvue, Inc. *	63,118	1,667,578
Laboratory Corp. of America Holdings	9,786	2,361,655
Molina Healthcare, Inc. *	11,799	3,554,331
RB Global, Inc. (Canada)	60,365	3,621,900
Robert Half International, Inc.	20,208	1,520,046

	Shares	Value
TransUnion	39,920	$3,126,934
US Foods Holding Corp. *	132,577	5,833,388
Zimmer Biomet Holdings, Inc.	28,804	4,193,862

		73,789,745

Energy - 5.4%
Devon Energy Corp.	53,750	2,598,275
Diamondback Energy, Inc.	14,762	1,939,136
Halliburton Co.	180,711	5,961,656
Marathon Petroleum Corp.	24,171	2,818,339
Pioneer Natural Resources Co.	13,528	2,802,731
Schlumberger NV	78,480	3,854,938
Teck Resources Ltd. Class B (Canada)	43,403	1,827,266
Valero Energy Corp.	16,525	1,938,382
Weatherford International PLC *	31,373	2,083,795

		25,824,518

Financial - 20.5%
Aflac, Inc.	39,574	2,762,265
Allstate Corp.	10,873	1,185,592
American Homes 4 Rent Class A REIT	64,583	2,289,467
Ameriprise Financial, Inc.	30,147	10,013,628
Aon PLC Class A	14,563	5,027,148
Arch Capital Group Ltd. *	30,662	2,295,051
Ares Management Corp. Class A	34,333	3,307,985
Arthur J Gallagher & Co.	18,408	4,041,845
Discover Financial Services	52,405	6,123,524
East West Bancorp, Inc.	21,385	1,128,914
EastGroup Properties, Inc. REIT	9,541	1,656,318
Equity LifeStyle Properties, Inc. REIT	29,001	1,939,877
Equity Residential REIT	47,263	3,117,940
Essex Property Trust, Inc. REIT	12,373	2,898,994
Evercore, Inc. Class A	18,572	2,295,313
Everest Re Group Ltd.	12,125	4,145,052
Fifth Third Bancorp	143,065	3,749,734
First American Financial Corp.	48,338	2,756,233
Globe Life, Inc.	32,268	3,537,218
Healthpeak Properties, Inc. REIT	108,925	2,189,392
Huntington Bancshares, Inc.	273,536	2,948,718
Lamar Advertising Co. Class A REIT	39,063	3,877,003
LPL Financial Holdings, Inc.	14,169	3,080,766
Regency Centers Corp. REIT	72,355	4,469,368
RenaissanceRe Holdings Ltd. (Bermuda)	10,001	1,865,387
Rexford Industrial Realty, Inc. REIT	30,553	1,595,478
Simon Property Group, Inc. REIT	36,656	4,233,035
SLM Corp.	60,352	984,945
Travelers Cos., Inc.	8,181	1,420,712
VICI Properties, Inc. REIT	82,308	2,586,940
Voya Financial, Inc.	17,516	1,256,072
Welltower, Inc. REIT	46,360	3,750,060

		98,529,974

Industrial - 22.3%
Advanced Drainage Systems, Inc.	14,949	1,700,897
Allegion PLC	42,171	5,061,363
AMETEK, Inc.	56,563	9,156,419
Builders FirstSource, Inc. *	15,911	2,163,896
BWX Technologies, Inc.	53,334	3,817,114
Curtiss-Wright Corp.	20,905	3,839,412
Dover Corp.	50,443	7,447,909
Eaton Corp. PLC	31,571	6,348,928
Expeditors International of Washington, Inc.	37,149	4,499,858
Flex Ltd. *	81,852	2,262,389
Fortive Corp.	37,505	2,804,249
Frontdoor, Inc. *	82,310	2,625,689
Garmin Ltd.	24,712	2,577,215
Hexcel Corp.	43,654	3,318,577
Howmet Aerospace, Inc.	138,727	6,875,310
ITT, Inc.	19,428	1,810,884
L3Harris Technologies, Inc.	7,056	1,381,353

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Landstar System, Inc.	20,401	$3,928,009
Masco Corp.	84,629	4,856,012
Mohawk Industries, Inc. *	13,953	1,439,392
Norfolk Southern Corp.	18,274	4,143,812
nVent Electric PLC	57,499	2,970,973
Otis Worldwide Corp.	46,659	4,153,118
Parker-Hannifin Corp.	20,400	7,956,816
TE Connectivity Ltd.	31,424	4,404,388
Textron, Inc.	84,883	5,740,637

		107,284,619

Technology - 9.5%
Check Point Software Technologies Ltd. * (Israel)	34,172	4,292,687
Cognizant Technology Solutions Corp. Class A	48,781	3,184,424
Dell Technologies, Inc. Class C	68,419	3,702,152
Fidelity National Information Services, Inc.	34,781	1,902,521
KLA Corp.	3,536	1,715,031
Leidos Holdings, Inc.	22,950	2,030,616
Microchip Technology, Inc.	57,194	5,124,011
NetApp, Inc.	32,748	2,501,947
NXP Semiconductors NV (China)	13,401	2,742,917
Qorvo, Inc. *	29,476	3,007,436
Science Applications International Corp.	28,732	3,231,775
SS&C Technologies Holdings, Inc.	66,302	4,017,901
Take-Two Interactive Software, Inc. *	23,134	3,404,399
Teradyne, Inc.	30,261	3,368,957
Western Digital Corp. *	37,899	1,437,509

		45,664,283

Utilities - 4.8%
American Electric Power Co., Inc.	49,031	4,128,410
CenterPoint Energy, Inc.	281,824	8,215,170
DTE Energy Co.	27,319	3,005,636
Entergy Corp.	49,331	4,803,360
FirstEnergy Corp.	79,288	3,082,717

		23,235,293

Total Common Stocks (Cost $387,719,987)		476,513,636

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
State Street Bank & Trust Co. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $5,808,769; collateralized by U.S. Treasury Notes and Federal Home Loan Mortgage Corp: 1.500% - 4.000% due 01/31/27 - 07/01/47 and value $5,922,670)	$5,806,495	$5,806,495

Total Short-Term Investments (Cost $5,806,495)		5,806,495

TOTAL INVESTMENTS - 100.2% (Cost $393,526,482)		482,320,131

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,126,369)

NET ASSETS - 100.0%		$481,193,762

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	22.3%
Financial	20.5%
Consumer, Non-Cyclical	15.3%
Consumer, Cyclical	13.9%
Technology	9.5%
Energy	5.4%
Utilities	4.8%
Basic Materials	4.0%
Communications	3.3%
Others (each less than 3.0%)	1.2%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$476,513,636	$476,513,636	$-	$-
	Short-Term Investments	5,806,495	-	5,806,495

	Total	$482,320,131	$476,513,636	$5,806,495	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	154	$391
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	660	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	660	-

		391

Total Rights (Cost $0)		391

COMMON STOCKS - 98.9%
Basic Materials - 3.8%
5E Advanced Materials, Inc. *	806	2,644
AdvanSix, Inc.	2,424	84,791
Alcoa Corp.	1,608	54,559
American Vanguard Corp.	2,008	35,883
Amyris, Inc. *	18,832	19,397
Arconic Corp. *	8,964	265,155
Ashland, Inc.	636	55,275
Avient Corp.	49,519	2,025,327
Caledonia Mining Corp. PLC (South Africa)	1,328	15,431
Carpenter Technology Corp.	4,366	245,064
Centrus Energy Corp. Class A *	995	32,397
Codexis, Inc. *	5,527	15,476
Coeur Mining, Inc. *	29,096	82,633
Commercial Metals Co.	25,128	1,323,240
Constellium SE *	4,383	75,388
Contango ORE, Inc. *	119	3,032
Dakota Gold Corp. *	1,458	4,257
Danimer Scientific, Inc. *	7,699	18,324
Ecovyst, Inc. *	6,573	75,327
Elementis PLC * (United Kingdom)	1,497,351	1,939,667
Encore Energy Corp. * (Canada)	12,800	30,848
Energy Fuels, Inc. *	2,040	12,730
Glatfelter Corp.	4,460	13,469
Haynes International, Inc.	1,150	58,443
HB Fuller Co.	462	33,038
Hecla Mining Co.	43,003	221,465
i-80 Gold Corp. * (Canada)	15,881	35,732
Innospec, Inc.	260	26,114
Intrepid Potash, Inc. *	934	21,192
Kaiser Aluminum Corp.	105	7,522
Koppers Holdings, Inc.	1,804	61,516
Kronos Worldwide, Inc.	2,231	19,477
Mativ Holdings, Inc.	4,964	75,056
Minerals Technologies, Inc.	6,837	394,427
Oil-Dri Corp. of America	316	18,641
Origin Materials, Inc. *	9,596	40,879
Perimeter Solutions SA *	14,123	86,856
Piedmont Lithium, Inc. *	1,084	62,558
PolyMet Mining Corp. * (Canada)	2,143	1,693
Rayonier Advanced Materials, Inc. *	6,048	25,885
Rogers Corp. *	420	68,011
Schnitzer Steel Industries, Inc. Class A	2,400	71,976
Stepan Co.	1,705	162,930
Terawulf, Inc. *	4,417	7,730
Trinseo PLC	3,411	43,217
Tronox Holdings PLC	24,119	306,552
Uranium Energy Corp. *	33,585	114,189
Valhi, Inc.	283	3,637

		8,399,050

	Shares	Value
Communications - 2.3%
1-800-Flowers.com, Inc. Class A *	2,495	$19,461
ADTRAN Holdings, Inc.	7,173	75,532
Advantage Solutions, Inc. *	8,655	20,253
Allbirds, Inc. Class A *	9,147	11,525
AMC Networks, Inc. Class A *	2,957	35,336
Anterix, Inc. *	192	6,084
ATN International, Inc.	972	35,575
Aviat Networks, Inc. *	984	32,836
BARK, Inc. *	9,621	12,796
Blacksky Technology, Inc. *	11,129	24,706
Blade Air Mobility, Inc. *	5,882	23,175
Boston Omaha Corp. Class A *	1,849	34,798
Bumble, Inc. Class A *	9,270	155,551
Clear Channel Outdoor Holdings, Inc. *	33,605	46,039
Clearfield, Inc. *	28,439	1,346,587
Cogent Communications Holdings, Inc.	1,445	97,234
Consolidated Communications Holdings, Inc. *	6,477	24,807
ContextLogic, Inc. Class A *	2,105	13,851
DHI Group, Inc. *	4,226	16,186
DigitalBridge Group, Inc.	10,336	152,043
DZS, Inc. *	1,951	7,745
EchoStar Corp. Class A *	3,094	53,650
ePlus, Inc. *	2,308	129,940
Eventbrite, Inc. Class A *	827	7,898
EW Scripps Co. Class A *	3,097	28,338
Figs, Inc. Class A *	1,459	12,066
fuboTV, Inc. *	19,280	40,102
Gannett Co., Inc. *	13,547	30,481
Globalstar, Inc. *	7,561	8,166
Gogo, Inc. *	5,527	94,014
Gray Television, Inc.	7,234	57,004
HealthStream, Inc.	1,263	31,019
IDT Corp. Class B *	274	7,083
iHeartMedia, Inc. Class A *	9,741	35,457
KVH Industries, Inc. *	1,367	12,494
Lands’ End, Inc. *	1,379	10,701
Liberty Latin America Ltd. Class A *	2,986	26,127
Liberty Latin America Ltd. Class C *	13,335	114,948
Liquidity Services, Inc. *	836	13,794
Lumen Technologies, Inc.	91,684	207,206
Magnite, Inc. *	7,047	96,192
MediaAlpha, Inc. Class A *	504	5,196
Mondee Holdings, Inc. *	514	4,580
NETGEAR, Inc. *	2,543	36,009
Nextdoor Holdings, Inc. *	5,630	18,354
Open Lending Corp. Class A *	866	9,102
Opendoor Technologies, Inc. *	47,576	191,255
Overstock.com, Inc. *	4,160	135,491
Preformed Line Products Co.	119	18,576
Quotient Technology, Inc. *	8,485	32,582
Ribbon Communications, Inc. *	7,985	22,278
Scholastic Corp.	2,578	100,258
Shenandoah Telecommunications Co.	4,391	85,317
Sinclair, Inc.	2,707	37,411
Solo Brands, Inc. Class A *	543	3,073
Spok Holdings, Inc.	1,442	19,164
Squarespace, Inc. Class A *	2,813	88,722
Stagwell, Inc. *	9,885	71,271
Stitch Fix, Inc. Class A *	4,593	17,683
TEGNA, Inc.	20,232	328,568
Telephone & Data Systems, Inc.	9,116	75,025
Terran Orbital Corp. *	7,332	10,998
Thryv Holdings, Inc. *	2,816	69,274
TrueCar, Inc. *	8,358	18,889

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Tucows, Inc. Class A *	551	$15,285
Urban One, Inc. *	1,785	10,702
Value Line, Inc.	32	1,469
Viavi Solutions, Inc. *	3,711	42,046
Vivid Seats, Inc. Class A *	1,404	11,120
WideOpenWest, Inc. *	4,700	39,668
Ziff Davis, Inc. *	3,281	229,867

		4,958,033

Consumer, Cyclical - 13.8%
A-Mark Precious Metals, Inc.	1,712	64,089
Abercrombie & Fitch Co. Class A *	2,145	80,824
Adient PLC *	60,151	2,304,986
Aeva Technologies, Inc. *	7,276	9,095
Allegiant Travel Co. *	1,296	163,659
America’s Car-Mart, Inc. *	575	57,373
American Axle & Manufacturing Holdings, Inc. *	10,465	86,546
American Eagle Outfitters, Inc.	12,868	151,842
Asbury Automotive Group, Inc. *	1,967	472,906
Aurora Innovation, Inc. *	28,020	82,379
Bally’s Corp. *	1,368	21,286
Beacon Roofing Supply, Inc. *	3,981	330,343
Beazer Homes USA, Inc. *	2,640	74,686
Big 5 Sporting Goods Corp.	2,154	19,731
Big Lots, Inc.	2,744	24,230
Biglari Holdings, Inc. Class B *	55	10,843
BJ’s Restaurants, Inc. *	827	26,299
Blue Bird Corp. *	1,460	32,821
Bluegreen Vacations Holding Corp.	217	7,736
BlueLinx Holdings, Inc. *	800	75,024
Bowlero Corp. *	324	3,771
Boyd Gaming Corp.	7,362	510,702
Brinker International, Inc. *	45,077	1,649,818
Brunswick Corp.	15,273	1,323,253
Build-A-Bear Workshop, Inc.	308	6,597
Caleres, Inc.	3,155	75,499
Capri Holdings Ltd. *	19,435	697,522
Carrols Restaurant Group, Inc. *	3,243	16,345
Carter’s, Inc.	15,016	1,090,162
Carvana Co. *	700	18,144
Cato Corp. Class A	1,574	12,639
Century Casinos, Inc. *	307	2,180
Century Communities, Inc.	7,026	538,332
Chico’s FAS, Inc. *	11,040	59,064
Children’s Place, Inc. *	27,752	644,124
Chuy’s Holdings, Inc. *	282	11,511
Cinemark Holdings, Inc. *	1,717	28,330
Clarus Corp.	766	7,001
Clean Energy Fuels Corp. *	15,507	76,915
Commercial Vehicle Group, Inc. *	2,549	28,294
CompX International, Inc.	141	3,074
Cooper-Standard Holdings, Inc. *	171	2,438
Daktronics, Inc. *	3,453	22,099
Dalata Hotel Group PLC * (Ireland)	159,576	809,133
Dana, Inc.	12,032	204,544
Denny’s Corp. *	13,021	160,419
Designer Brands, Inc. Class A	4,625	46,712
Destination XL Group, Inc. *	5,314	26,039
Dine Brands Global, Inc.	144	8,356
Dr. Martens PLC (United Kingdom)	326,107	507,766
Dream Finders Homes, Inc. Class A *	1,327	32,631
Duluth Holdings, Inc. Class B *	1,289	8,095
El Pollo Loco Holdings, Inc.	2,440	21,399
Escalade, Inc.	751	10,026
Ethan Allen Interiors, Inc.	2,012	56,899
Everi Holdings, Inc. *	2,964	42,859
EVgo, Inc. *	5,799	23,196
Fiesta Restaurant Group, Inc. *	1,535	12,188
First Watch Restaurant Group, Inc. *	698	11,796

	Shares	Value
Foot Locker, Inc.	7,428	$201,373
Forestar Group, Inc. *	1,620	36,531
Fossil Group, Inc. *	4,925	12,657
Franchise Group, Inc.	206	5,900
Full House Resorts, Inc. *	405	2,714
Funko, Inc. Class A *	992	10,733
G-III Apparel Group Ltd. *	3,922	75,577
Genesco, Inc. *	1,041	26,067
Global Industrial Co.	293	8,137
GMS, Inc. *	2,565	177,498
Goodyear Tire & Rubber Co. *	25,530	349,250
Green Brick Partners, Inc. *	1,601	90,937
Group 1 Automotive, Inc.	2,056	530,654
GrowGeneration Corp. *	5,337	18,146
Guess?, Inc.	2,445	47,555
Hanesbrands, Inc.	11,217	50,925
Haverty Furniture Cos., Inc.	1,317	39,800
Hawaiian Holdings, Inc. *	4,932	53,118
Hibbett, Inc.	185	6,714
Hilton Grand Vacations, Inc. *	46,855	2,129,091
HNI Corp.	3,866	108,944
Holley, Inc. *	4,952	20,254
Hooker Furnishings Corp.	976	18,212
Hovnanian Enterprises, Inc. Class A *	440	43,652
Hudson Technologies, Inc. *	3,311	31,852
Hyliion Holdings Corp. *	14,444	24,121
indie Semiconductor, Inc. Class A * (China)	834	7,840
Interface, Inc.	5,365	47,158
iRobot Corp. *	260	11,765
J Jill, Inc. *	332	7,115
Jack in the Box, Inc.	8,263	805,890
JAKKS Pacific, Inc. *	619	12,361
JetBlue Airways Corp. *	30,017	265,951
Johnson Outdoors, Inc. Class A	460	28,267
KB Home	6,751	349,094
La-Z-Boy, Inc.	3,885	111,266
Landsea Homes Corp. *	1,129	10,545
Lazydays Holdings, Inc. *	1,032	11,930
LCI Industries	11,539	1,458,068
Leslie’s, Inc. *	15,015	140,991
LGI Homes, Inc. *	1,764	237,946
Life Time Group Holdings, Inc. *	2,774	54,565
Light & Wonder, Inc. *	4,434	304,882
Lindblad Expeditions Holdings, Inc. *	3,027	32,934
Lions Gate Entertainment Corp. Class A *	2,070	18,278
Lions Gate Entertainment Corp. Class B *	2,958	24,699
M/I Homes, Inc. *	6,078	529,941
Madison Square Garden Entertainment Corp. *	622	20,912
Malibu Boats, Inc. Class A *	721	42,294
Marcus Corp.	2,113	31,336
MarineMax, Inc. *	1,931	65,963
Mattel, Inc. *	87,900	1,717,566
MDC Holdings, Inc.	5,382	251,716
Meritage Homes Corp.	5,155	733,402
Methode Electronics, Inc.	3,190	106,929
Microvast Holdings, Inc. *	9,719	15,550
Miller Industries, Inc.	906	32,136
MillerKnoll, Inc.	7,009	103,593
Movado Group, Inc.	1,363	36,569
MRC Global, Inc. *	5,126	51,619
National Vision Holdings, Inc. *	6,575	159,707
Nikola Corp. *	54,847	75,689
Nu Skin Enterprises, Inc. Class A	4,612	153,118
ODP Corp. *	3,099	145,095
OneWater Marine, Inc. Class A *	1,021	37,001
OPENLANE, Inc. *	9,885	150,450
Oxford Industries, Inc.	328	32,282
Papa John’s International, Inc.	722	53,305
Patrick Industries, Inc.	1,731	138,480

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
PC Connection, Inc.	1,030	$46,453
PetMed Express, Inc.	1,848	25,484
PriceSmart, Inc.	697	51,620
Proterra, Inc. *	20,499	24,599
Purple Innovation, Inc.	5,475	15,221
Red Rock Resorts, Inc. Class A	1,964	91,876
Reservoir Media, Inc. *	1,737	10,457
Resideo Technologies, Inc. *	13,324	235,302
REV Group, Inc.	2,934	38,905
Rocky Brands, Inc.	657	13,797
Rush Enterprises, Inc. Class A	3,734	226,803
Rush Enterprises, Inc. Class B	570	38,794
Sally Beauty Holdings, Inc. *	707	8,731
ScanSource, Inc. *	2,363	69,850
SeaWorld Entertainment, Inc. *	213	11,930
SES AI Corp. *	10,816	26,391
Shoe Carnival, Inc.	1,524	35,784
Signet Jewelers Ltd. (NYSE)	4,033	263,194
Six Flags Entertainment Corp. *	1,404	36,476
Skyline Champion Corp. *	2,141	140,128
SkyWest, Inc. *	4,391	178,802
Sleep Number Corp. *	967	26,380
Snap One Holdings Corp. *	1,865	21,727
Solid Power, Inc. *	14,515	36,868
Sonic Automotive, Inc. Class A	1,451	69,169
Sphere Entertainment Co. *	2,405	65,873
Spirit Airlines, Inc.	9,990	171,428
Sportsman’s Warehouse Holdings, Inc. *	2,895	16,501
Standard Motor Products, Inc.	1,881	70,575
Steelcase, Inc. Class A	8,073	62,243
Sun Country Airlines Holdings, Inc. *	1,501	33,742
Sweetgreen, Inc. Class A *	1,831	23,473
Taylor Morrison Home Corp. *	11,687	569,975
ThredUp, Inc. Class A *	4,983	12,159
Tile Shop Holdings, Inc. *	2,641	14,631
Tilly’s, Inc. Class A *	1,746	12,239
Titan International, Inc. *	4,766	54,714
Titan Machinery, Inc. *	1,853	54,663
Topgolf Callaway Brands Corp. *	13,105	260,134
Traeger, Inc. *	3,205	13,621
Tri Pointe Homes, Inc. *	8,891	292,158
TuSimple Holdings, Inc. Class A *	15,687	26,040
UniFirst Corp.	1,383	214,379
United Homes Group, Inc. *	455	5,078
Urban Outfitters, Inc. *	3,880	128,544
Vera Bradley, Inc. *	2,336	14,927
Veritiv Corp.	1,201	150,858
Virgin Galactic Holdings, Inc. *	10,216	39,638
Vista Outdoor, Inc. *	5,099	141,089
Vizio Holding Corp. Class A *	806	5,441
VOXX International Corp. *	1,183	14,764
VSE Corp.	965	52,776
Weyco Group, Inc.	426	11,370
Winmark Corp.	257	85,445
Winnebago Industries, Inc.	2,717	181,197
Wolverine World Wide, Inc.	705	10,356
Workhorse Group, Inc. *	15,729	13,709
Xperi, Inc. *	4,069	53,507
Xponential Fitness, Inc. Class A *	313	5,399
Zumiez, Inc. *	1,512	25,190

		30,305,757

Consumer, Non-Cyclical - 15.1%
23andMe Holding Co. Class A *	23,562	41,234
2seventy bio, Inc. *	4,595	46,501
2U, Inc. *	6,680	26,920
4D Molecular Therapeutics, Inc. *	2,650	47,886
Aadi Bioscience, Inc. *	1,566	10,711
Aaron’s Co., Inc.	2,958	41,826
ABM Industries, Inc.	6,025	256,966

	Shares	Value
Acacia Research Corp. *	3,393	$14,115
ACCO Brands Corp.	8,365	43,582
Accolade, Inc. *	375	5,051
Acrivon Therapeutics, Inc. *	796	10,316
AdaptHealth Corp. *	3,261	39,686
Adaptive Biotechnologies Corp. *	2,976	19,969
Addus HomeCare Corp. *	752	69,710
Adicet Bio, Inc. *	2,772	6,736
ADMA Biologics, Inc. *	8,701	32,107
Adtalem Global Education, Inc. *	4,053	139,180
Agenus, Inc. *	26,564	42,502
Agiliti, Inc. *	348	5,742
Agios Pharmaceuticals, Inc. *	5,025	142,308
Alico, Inc.	758	19,299
Alight, Inc. Class A *	36,198	334,470
Allakos, Inc. *	5,968	26,020
Allogene Therapeutics, Inc. *	7,772	38,627
Allovir, Inc. *	3,899	13,257
Alphatec Holdings, Inc. *	4,107	73,844
Alpine Immune Sciences, Inc. *	1,429	14,690
Altimmune, Inc. *	4,440	15,673
ALX Oncology Holdings, Inc. *	2,108	15,831
American Well Corp. Class A *	22,402	47,044
Amneal Pharmaceuticals, Inc. *	11,221	34,785
AnaptysBio, Inc. *	306	6,224
Andersons, Inc.	2,934	135,404
AngioDynamics, Inc. *	3,342	34,857
ANI Pharmaceuticals, Inc. *	265	14,265
Anika Therapeutics, Inc. *	1,302	33,826
Annexon, Inc. *	3,918	13,791
API Group Corp. *	6,239	170,075
Arbutus Biopharma Corp. *	3,841	8,834
Arcturus Therapeutics Holdings, Inc. *	1,919	55,037
Arcus Biosciences, Inc. *	3,362	68,282
Ardelyx, Inc. *	6,443	21,842
Arlo Technologies, Inc. *	863	9,415
ARS Pharmaceuticals, Inc. *	1,598	10,707
Artivion, Inc. *	3,000	51,570
Arvinas, Inc. *	285	7,074
ASGN, Inc. *	3,254	246,100
Assertio Holdings, Inc. *	4,858	26,330
Astria Therapeutics, Inc. *	331	2,757
Atara Biotherapeutics, Inc. *	8,637	13,906
Atea Pharmaceuticals, Inc. *	7,417	27,740
AtriCure, Inc. *	1,176	58,047
Aura Biosciences, Inc. *	2,498	30,850
Avanos Medical, Inc. *	4,228	108,068
Aveanna Healthcare Holdings, Inc. *	4,980	8,416
Avidity Biosciences, Inc. *	6,378	70,732
B&G Foods, Inc.	6,501	90,494
Bakkt Holdings, Inc. *	7,630	9,385
Barrett Business Services, Inc.	76	6,627
Beam Therapeutics, Inc. *	612	19,541
BellRing Brands, Inc. *	8,872	324,715
Benson Hill, Inc. *	15,715	20,430
Beyond Air, Inc. *	524	2,232
BioAtla, Inc. *	3,983	11,949
BioCryst Pharmaceuticals, Inc. *	4,224	29,737
Biohaven Ltd. *	5,305	126,896
BioLife Solutions, Inc. *	302	6,674
Biote Corp. Class A *	534	3,610
Bluebird Bio, Inc. *	10,064	33,111
BRC, Inc. Class A *	616	3,179
Bridgebio Pharma, Inc. *	3,176	54,627
BrightView Holdings, Inc. *	3,898	27,988
Brookdale Senior Living, Inc. *	15,569	65,701
Butterfly Network, Inc. *	12,958	29,803
Cabaletta Bio, Inc. *	261	3,370
Cal-Maine Foods, Inc.	260	11,700
Cano Health, Inc. *	20,341	28,274

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Cara Therapeutics, Inc. *	4,121	$11,662
CareDx, Inc. *	4,841	41,149
CareMax, Inc. *	7,035	21,879
Caribou Biosciences, Inc. *	5,376	22,848
Carisma Therapeutics, Inc.	2,447	21,460
Cass Information Systems, Inc.	128	4,964
Castle Biosciences, Inc. *	1,375	18,865
Celcuity, Inc. *	1,514	16,624
Celldex Therapeutics, Inc. *	3,118	105,794
Central Garden & Pet Co. *	1,005	38,964
Central Garden & Pet Co. Class A *	3,421	124,730
Century Therapeutics, Inc. *	2,465	7,789
Chegg, Inc. *	1,546	13,728
Chinook Therapeutics, Inc. *	3,767	144,728
Cimpress PLC * (Ireland)	719	42,766
Cipher Mining, Inc. *	4,105	11,740
Citius Pharmaceuticals, Inc. *	9,416	11,299
Cogent Biosciences, Inc. *	2,880	34,099
Coherus Biosciences, Inc. *	1,451	6,196
Community Health Systems, Inc. *	11,464	50,442
Compass Therapeutics, Inc. *	7,256	23,074
CompoSecure, Inc. *	266	1,825
CoreCivic, Inc. *	10,462	98,447
Crinetics Pharmaceuticals, Inc. *	3,979	71,702
Cross Country Healthcare, Inc. *	2,658	74,637
Cullinan Oncology, Inc. *	2,215	23,833
Cutera, Inc. *	1,378	20,849
Cytokinetics, Inc. *	618	20,159
Day One Biopharmaceuticals, Inc. *	416	4,967
Deciphera Pharmaceuticals, Inc. *	3,077	43,324
Deluxe Corp.	4,216	73,696
Design Therapeutics, Inc. *	3,218	20,273
DICE Therapeutics, Inc. *	625	29,038
Disc Medicine, Inc. *	61	2,708
Distribution Solutions Group, Inc. *	39	2,030
Dole PLC	2,736	36,991
Duckhorn Portfolio, Inc. *	3,204	41,556
Dynavax Technologies Corp. *	1,921	24,819
Dyne Therapeutics, Inc. *	2,728	30,690
Eagle Pharmaceuticals, Inc. *	939	18,254
Edgewell Personal Care Co.	4,623	190,976
Edgewise Therapeutics, Inc. *	3,700	28,675
Editas Medicine, Inc. *	6,344	52,211
Embecta Corp.	4,672	100,915
Emerald Holding, Inc. *	1,491	6,113
Emergent BioSolutions, Inc. *	4,563	33,538
Enanta Pharmaceuticals, Inc. *	1,598	34,197
Enhabit, Inc. *	4,551	52,337
Enliven Therapeutics, Inc. *	2,100	42,861
Ennis, Inc.	2,346	47,811
Entrada Therapeutics, Inc. *	1,933	29,266
Envista Holdings Corp. *	90,698	3,069,220
EQRx, Inc. *	29,136	54,193
Erasca, Inc. *	7,006	19,337
European Wax Center, Inc. Class A *	217	4,043
EyePoint Pharmaceuticals, Inc. *	1,224	10,649
Fate Therapeutics, Inc. *	7,874	37,480
Fennec Pharmaceuticals, Inc. * (Canada)	1,104	9,748
FibroGen, Inc. *	8,190	22,113
First Advantage Corp. *	4,628	71,317
FiscalNote Holdings, Inc. *	4,821	17,548
Forafric Global PLC * (Gibraltar)	289	3,170
Fresh Del Monte Produce, Inc.	2,992	76,924
Fulgent Genetics, Inc. *	1,868	69,172
Genelux Corp. *	179	5,857
Generation Bio Co. *	4,407	24,239
GEO Group, Inc. *	10,779	77,178
Geron Corp. *	10,852	34,835
Glanbia PLC (Ireland)	205,185	3,067,402
Graham Holdings Co. Class B	327	186,874

	Shares	Value
Graphite Bio, Inc. *	2,395	$6,227
Green Dot Corp. Class A *	4,101	76,853
Gritstone bio, Inc. *	8,026	15,651
Hackett Group, Inc.	351	7,845
Hain Celestial Group, Inc. *	8,166	102,157
Healthcare Services Group, Inc.	479	7,151
Heidrick & Struggles International, Inc.	1,913	50,637
Helen of Troy Ltd. *	2,201	237,752
Herbalife Ltd. *	2,437	32,266
Herc Holdings, Inc.	13,069	1,788,493
HF Foods Group, Inc. *	3,731	17,498
HilleVax, Inc. *	1,509	25,940
Hostess Brands, Inc. *	9,613	243,401
Humacyte, Inc. *	1,123	3,212
ICF International, Inc.	6,448	802,067
Icosavax, Inc. *	2,566	25,480
Ideaya Biosciences, Inc. *	1,750	41,125
IGM Biosciences, Inc. *	1,105	10,199
Ikena Oncology, Inc. *	1,848	12,123
Immuneering Corp. Class A *	451	4,573
ImmunityBio, Inc. *	2,254	6,266
ImmunoGen, Inc. *	9,190	173,415
Inari Medical, Inc. *	325	18,896
Information Services Group, Inc.	1,461	7,831
Ingles Markets, Inc. Class A	1,266	104,635
Inhibrx, Inc. *	1,065	27,647
Innoviva, Inc. *	4,934	62,810
Inogen, Inc. *	2,112	24,394
Inozyme Pharma, Inc. *	2,981	16,604
Integer Holdings Corp. *	31,820	2,819,570
Intellia Therapeutics, Inc. *	6,857	279,628
Invitae Corp. *	4,116	4,651
Iovance Biotherapeutics, Inc. *	18,937	133,316
Ironwood Pharmaceuticals, Inc. *	7,206	76,672
iTeos Therapeutics, Inc. *	2,295	30,386
Janux Therapeutics, Inc. *	1,402	16,642
John Wiley & Sons, Inc. Class A	3,932	133,806
KalVista Pharmaceuticals, Inc. *	2,264	20,376
Kelly Services, Inc. Class A	3,009	52,989
Kezar Life Sciences, Inc. *	6,775	16,599
Kforce, Inc.	9,254	579,856
Kiniksa Pharmaceuticals Ltd. Class A *	2,861	40,283
Kodiak Sciences, Inc. *	2,937	20,265
Korn Ferry	4,812	238,386
Krispy Kreme, Inc.	5,186	76,390
Kura Oncology, Inc. *	5,918	62,612
Larimar Therapeutics, Inc. *	2,226	6,967
Laureate Education, Inc.	1,631	19,719
Lexicon Pharmaceuticals, Inc. *	3,735	8,553
LifeStance Health Group, Inc. *	4,389	40,072
Ligand Pharmaceuticals, Inc. *	1,297	93,514
Limoneira Co.	1,486	23,122
Lincoln Educational Services Corp. *	1,832	12,348
Liquidia Corp. *	1,182	9,279
LivaNova PLC *	4,633	238,275
LiveRamp Holdings, Inc. *	5,846	166,962
Longboard Pharmaceuticals, Inc. *	816	5,989
Lyell Immunopharma, Inc. *	15,792	50,219
MacroGenics, Inc. *	3,860	20,651
MannKind Corp. *	4,223	17,188
Maple Leaf Foods, Inc. (Canada)	83,630	1,633,776
MarketWise, Inc.	3,146	6,292
Marqeta, Inc. Class A *	38,886	189,375
Matthews International Corp. Class A	2,027	86,391
MaxCyte, Inc. *	7,537	34,595
MeiraGTx Holdings PLC *	899	6,041
Mersana Therapeutics, Inc. *	3,686	12,127
MiMedx Group, Inc. *	10,225	67,587
Mineralys Therapeutics, Inc. *	961	16,385
Mission Produce, Inc. *	3,730	45,208

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Monro, Inc.	2,781	$112,992
Monte Rosa Therapeutics, Inc. *	3,016	20,660
Morphic Holding, Inc. *	290	16,626
Multiplan Corp. *	34,983	73,814
Myriad Genetics, Inc. *	7,341	170,164
Nano-X Imaging Ltd. * (Israel)	3,724	57,685
NanoString Technologies, Inc. *	562	2,276
National HealthCare Corp.	1,080	66,766
Natural Grocers by Vitamin Cottage, Inc. Class C	789	9,673
Nature’s Sunshine Products, Inc. *	1,180	16,107
Nautilus Biotechnology, Inc. SPAC *	4,475	17,318
Neogen Corp. *	19,859	431,933
NeoGenomics, Inc. *	10,530	169,217
Nevro Corp. *	2,147	54,577
NGM Biopharmaceuticals, Inc. *	4,182	10,831
Nkarta, Inc. *	2,614	5,725
Novavax, Inc. *	1,580	11,739
Nurix Therapeutics, Inc. *	4,212	42,078
NuVasive, Inc. *	691	28,739
Nuvation Bio, Inc. *	13,497	24,295
Ocean Biomedical, Inc. *	717	4,309
Olema Pharmaceuticals, Inc. *	2,469	22,295
Omeros Corp. *	3,257	17,718
OmniAb, Inc. *	8,478	42,644
Omnicell, Inc. *	2,068	152,350
OPKO Health, Inc. *	36,702	79,643
OraSure Technologies, Inc. *	6,420	32,164
Organogenesis Holdings, Inc. *	5,798	19,249
ORIC Pharmaceuticals, Inc. *	3,579	27,773
Orthofix Medical, Inc. *	3,181	57,449
OrthoPediatrics Corp. *	150	6,578
Oscar Health, Inc. Class A *	13,048	105,167
Ovid therapeutics, Inc. *	5,165	16,941
Owens & Minor, Inc. *	6,764	128,787
Pacific Biosciences of California, Inc. *	10,319	137,243
Patterson Cos., Inc.	6,153	204,649
Paysafe Ltd. *	3,033	30,603
Pediatrix Medical Group, Inc. *	7,634	108,479
PepGen, Inc. *	644	5,757
Perdoceo Education Corp. *	5,941	72,896
Performant Financial Corp. *	1,568	4,234
PetIQ, Inc. *	418	6,341
Phathom Pharmaceuticals, Inc. *	1,641	23,499
Phibro Animal Health Corp. Class A	1,249	17,111
PMV Pharmaceuticals, Inc. *	3,865	24,195
Point Biopharma Global, Inc. SPAC *	8,138	73,730
Poseida Therapeutics, Inc. *	6,179	10,875
Precigen, Inc. *	12,328	14,177
Prelude Therapeutics, Inc. *	769	3,461
Prestige Consumer Healthcare, Inc. *	4,425	262,978
Primo Water Corp.	11,956	149,928
PROG Holdings, Inc. *	3,398	109,144
ProKidney Corp. *	4,148	46,416
Protagonist Therapeutics, Inc. *	1,821	50,296
Protalix BioTherapeutics, Inc. *	4,723	9,446
PTC Therapeutics, Inc. *	1,215	49,414
Pulse Biosciences, Inc. *	980	7,046
QinetiQ Group PLC (United Kingdom)	295,201	1,330,543
Quad/Graphics, Inc. *	3,253	12,231
Quanex Building Products Corp.	3,028	81,302
Quanterix Corp. *	2,702	60,930
Quantum-Si, Inc. *	9,435	16,889
Rallybio Corp. *	2,819	15,956
RAPT Therapeutics, Inc. *	667	12,473
Reata Pharmaceuticals, Inc. Class A *	2,587	263,771
Recursion Pharmaceuticals, Inc. Class A *	12,503	93,397
REGENXBIO, Inc. *	3,710	74,163
Relay Therapeutics, Inc. *	8,281	104,009
Rent the Runway, Inc. Class A *	4,318	8,550

	Shares	Value
Repay Holdings Corp. *	7,433	$58,200
Replimune Group, Inc. *	3,717	86,309
Resources Connection, Inc.	3,157	49,596
Rigel Pharmaceuticals, Inc. *	2,637	3,402
Riot Platforms, Inc. *	4,415	52,185
Rocket Pharmaceuticals, Inc. *	604	12,001
Sabre Corp. *	22,823	72,805
Sage Therapeutics, Inc. *	293	13,777
Sana Biotechnology, Inc. *	7,854	46,810
Sangamo Therapeutics, Inc. *	11,843	15,396
Savara, Inc. *	6,368	20,346
Scholar Rock Holding Corp. *	2,569	19,370
Scilex Holding Co. *	6,965	38,795
SEACOR Marine Holdings, Inc. *	2,134	24,392
Seer, Inc. *	5,538	23,647
Selecta Biosciences, Inc. *	7,871	8,816
Seneca Foods Corp. Class A *	414	13,530
Seres Therapeutics, Inc. *	2,969	14,222
SomaLogic, Inc. *	13,090	30,238
SpartanNash Co.	3,156	71,042
Sterling Check Corp. *	2,098	25,721
Stoke Therapeutics, Inc. *	2,530	26,894
StoneCo Ltd. Class A * (Brazil)	10,407	132,585
Strategic Education, Inc.	2,037	138,190
SunOpta, Inc. * (Canada)	518	3,465
Surgery Partners, Inc. *	578	26,004
Sutro Biopharma, Inc. *	5,169	24,036
Syndax Pharmaceuticals, Inc. *	1,003	20,993
Tango Therapeutics, Inc. *	3,965	13,164
Taro Pharmaceutical Industries Ltd. *	746	28,296
Tarsus Pharmaceuticals, Inc. *	2,102	37,983
Tejon Ranch Co. *	1,849	31,821
Tenaya Therapeutics, Inc. *	4,212	24,724
Terns Pharmaceuticals, Inc. *	1,293	11,314
Textainer Group Holdings Ltd. (China)	3,858	151,928
Theravance Biopharma, Inc. *	5,341	55,279
Theseus Pharmaceuticals, Inc. *	1,655	15,441
Third Harmonic Bio, Inc. *	1,802	8,668
Thorne HealthTech, Inc. *	708	3,328
Travere Therapeutics, Inc. *	570	8,755
TreeHouse Foods, Inc. *	4,058	204,442
Trevi Therapeutics, Inc. *	3,729	8,912
Triton International Ltd. (Bermuda)	4,192	349,026
TrueBlue, Inc. *	2,900	51,359
Twist Bioscience Corp. *	5,275	107,927
Tyra Biosciences, Inc. *	813	13,845
United Natural Foods, Inc. *	5,409	105,746
Universal Corp.	2,140	106,872
Universal Technical Institute, Inc. *	2,272	15,700
Upbound Group, Inc.	310	9,650
UroGen Pharma Ltd. *	283	2,929
Utah Medical Products, Inc.	11	1,025
V2X, Inc. *	1,033	51,195
Vanda Pharmaceuticals, Inc. *	4,909	32,350
Varex Imaging Corp. *	3,470	81,788
Vector Group Ltd.	10,893	139,539
Vera Therapeutics, Inc. *	1,634	26,226
Veracyte, Inc. *	6,611	168,382
Verve Therapeutics, Inc. *	4,624	86,700
Vicarious Surgical, Inc. *	3,422	6,262
ViewRay, Inc. *	9,090	3,202
Vigil Neuroscience, Inc. *	1,411	13,263
Village Super Market, Inc. Class A	758	17,298
Vir Biotechnology, Inc. *	7,212	176,910
Viridian Therapeutics, Inc. *	819	19,484
Vor BioPharma, Inc. *	3,426	10,586
Waldencast PLC Class A *	1,649	12,747
WaVe Life Sciences Ltd. *	5,224	19,015
Weis Markets, Inc.	1,492	95,801
Willdan Group, Inc. *	1,082	20,731

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
WillScot Mobile Mini Holdings Corp. *	1,501	$71,733
WW International, Inc. *	5,293	35,569
X4 Pharmaceuticals, Inc. *	5,760	11,174
Xencor, Inc. *	2,368	59,129
XOMA Corp. *	609	11,504
Y-mAbs Therapeutics, Inc. *	1,754	11,910
Zevia PBC Class A *	999	4,306
Zevra Therapeutics, Inc. *	3,172	16,177
Zimvie, Inc. *	2,444	27,446
Zura Bio Ltd. * (United Kingdom)	702	5,756
Zymeworks, Inc. *	4,778	41,282

		33,352,567

Energy - 7.6%
Alpha Metallurgical Resources, Inc.	1,094	179,810
Amplify Energy Corp. *	3,331	22,551
Arch Resources, Inc.	1,657	186,843
Archrock, Inc.	10,232	104,878
Aris Water Solutions, Inc. Class A	2,557	26,388
Atlas Energy Solutions, Inc. Class A	1,248	21,665
Berry Corp.	6,954	47,844
Bristow Group, Inc. *	2,133	61,281
California Resources Corp.	6,508	294,747
Callon Petroleum Co. *	5,678	199,128
Chord Energy Corp.	3,795	583,671
Civitas Resources, Inc.	6,303	437,239
Cleanspark, Inc. *	6,126	26,281
CNX Resources Corp. *	14,877	263,620
Comstock Resources, Inc.	8,477	98,333
CONSOL Energy, Inc.	3,072	208,312
Core Laboratories, Inc.	2,894	67,286
Crescent Energy Co. Class A	2,457	25,602
Crescent Point Energy Corp. (Canada)	411,594	2,771,405
CVR Energy, Inc.	258	7,730
Delek US Holdings, Inc.	6,079	145,592
Diamond Offshore Drilling, Inc. *	9,112	129,755
DMC Global, Inc. *	1,153	20,477
Dril-Quip, Inc. *	3,068	71,392
Earthstone Energy, Inc. Class A *	5,299	75,723
Energy Vault Holdings, Inc. *	9,352	25,531
Eneti, Inc.	2,374	28,749
Eos Energy Enterprises, Inc. *	1,306	5,668
Equitrans Midstream Corp.	28,190	269,496
Excelerate Energy, Inc. Class A	393	7,990
Expro Group Holdings NV *	5,006	88,706
Forum Energy Technologies, Inc. *	847	21,675
FuelCell Energy, Inc. *	37,493	80,985
FutureFuel Corp.	2,405	21,284
Gevo, Inc. *	21,805	33,144
Golar LNG Ltd. (Cameroon)	8,544	172,333
Granite Ridge Resources, Inc.	2,364	15,673
Green Plains, Inc. *	71,417	2,302,484
Gulfport Energy Corp. *	910	95,614
Hallador Energy Co. *	1,952	16,729
Helix Energy Solutions Group, Inc. *	12,961	95,652
Helmerich & Payne, Inc.	9,195	325,963
HighPeak Energy, Inc.	246	2,677
Kinetik Holdings, Inc.	1,463	51,410
KLX Energy Services Holdings, Inc. *	998	9,711
Liberty Energy, Inc.	14,674	196,191
Magnolia Oil & Gas Corp. Class A	1,278	26,710
Mammoth Energy Services, Inc. *	2,022	9,766
Matador Resources Co.	8,528	446,185
Maxeon Solar Technologies Ltd. *	739	20,810
Murphy Oil Corp.	13,577	519,999
Nabors Industries Ltd. *	116	10,792
NACCO Industries, Inc. Class A	404	14,003
Newpark Resources, Inc. *	6,691	34,994
NexTier Oilfield Solutions, Inc. *	15,393	137,613
Noble Corp. PLC *	1,653	68,285

	Shares	Value
Northern Oil & Gas, Inc.	868	$29,790
NOW, Inc. *	10,076	104,387
Oil States International, Inc. *	5,686	42,474
Par Pacific Holdings, Inc. *	3,078	81,906
Patterson-UTI Energy, Inc.	18,885	226,053
PBF Energy, Inc. Class A	10,561	432,367
Peabody Energy Corp.	11,307	244,910
Permian Resources Corp.	19,446	213,128
PrimeEnergy Resources Corp. *	53	4,878
ProFrac Holding Corp. Class A *	1,811	20,211
ProPetro Holding Corp. *	9,246	76,187
Ramaco Resources, Inc. Class A	2,044	17,251
Ramaco Resources, Inc. Class B *	409	4,340
Ranger Energy Services, Inc. *	1,136	11,633
REX American Resources Corp. *	1,051	36,585
Ring Energy, Inc. *	11,599	19,834
RPC, Inc.	7,807	55,820
SandRidge Energy, Inc.	830	12,658
Seadrill Ltd. * (Bermuda)	4,568	188,521
Select Water Solutions, Inc.	7,608	61,625
SilverBow Resources, Inc. *	1,492	43,447
Sitio Royalties Corp. Class A	4,108	107,917
SM Energy Co.	11,019	348,531
Solaris Oilfield Infrastructure, Inc. Class A	2,671	22,249
Stem, Inc. *	13,182	75,401
SunCoke Energy, Inc.	7,369	57,994
Sunnova Energy International, Inc. *	4,762	87,192
Talos Energy, Inc. *	10,298	142,833
TechnipFMC PLC * (United Kingdom)	131,561	2,186,544
Tellurian, Inc. *	45,884	64,696
US Silica Holdings, Inc. *	6,837	82,933
VAALCO Energy, Inc.	8,881	33,393
Verde Clean Fuels, Inc. *	454	2,956
Vital Energy, Inc. *	1,574	71,066
Vitesse Energy, Inc.	2,296	51,430
Warrior Met Coal, Inc.	4,678	182,208

		16,679,723

Financial - 29.6%
1st Source Corp.	1,482	62,140
Acadia Realty Trust REIT	8,522	122,632
ACNB Corp.	782	25,939
AFC Gamma, Inc. REIT	1,601	19,932
Alerus Financial Corp.	1,741	31,303
Alexander & Baldwin, Inc. REIT *	76,942	1,429,582
Alpine Income Property Trust, Inc. REIT	1,376	22,360
Amalgamated Financial Corp.	1,737	27,948
Ambac Financial Group, Inc. *	3,934	56,020
Amerant Bancorp, Inc.	2,544	43,731
American Assets Trust, Inc. REIT	4,804	92,237
American Equity Investment Life Holding Co.	7,038	366,750
American National Bankshares, Inc.	925	26,807
American Realty Investors, Inc. *	134	2,919
Ameris Bancorp	6,229	213,094
AMERISAFE, Inc.	813	43,349
Ames National Corp.	563	10,151
Angel Oak Mortgage REIT, Inc.	1,145	9,435
Anywhere Real Estate, Inc. *	9,207	61,503
Apartment Investment & Management Co. Class A REIT	13,413	114,279
Apollo Commercial Real Estate Finance, Inc. REIT	12,753	144,364
Apple Hospitality REIT, Inc.	19,862	300,115
Arbor Realty Trust, Inc. REIT	16,035	237,639
Ares Commercial Real Estate Corp. REIT	5,027	51,024
Argo Group International Holdings Ltd.	2,908	86,106
Armada Hoffler Properties, Inc. REIT	6,492	75,827
ARMOUR Residential REIT, Inc.	17,578	93,691
Arrow Financial Corp.	1,388	27,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Artisan Partners Asset Management, Inc. Class A	1,625	$63,879
Associated Banc-Corp.	14,099	228,827
Atlantic Union Bankshares Corp.	16,946	439,749
Atlanticus Holdings Corp. *	421	17,686
Avantax, Inc. *	398	8,907
Axos Financial, Inc. *	4,580	180,635
Banc of California, Inc.	5,056	58,548
BancFirst Corp.	1,730	159,160
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,336	51,532
Bank First Corp.	849	70,637
Bank of Hawaii Corp.	1,553	64,030
Bank of Marin Bancorp	1,533	27,088
Bank of NT Butterfield & Son Ltd. (Bermuda)	4,307	117,840
Bank7 Corp.	193	4,734
BankUnited, Inc.	6,980	150,419
Bankwell Financial Group, Inc.	580	14,140
Banner Corp.	3,172	138,521
Bar Harbor Bankshares	1,345	33,141
BayCom Corp.	1,032	17,214
BCB Bancorp, Inc.	1,414	16,600
Berkshire Hills Bancorp, Inc.	4,011	83,148
BGC Partners, Inc. Class A	14,901	66,011
Bit Digital, Inc. * (China)	5,666	23,004
Blackstone Mortgage Trust, Inc. Class A REIT	15,909	331,066
Blue Foundry Bancorp *	2,132	21,555
Blue Ridge Bankshares, Inc.	1,859	16,452
Braemar Hotels & Resorts, Inc. REIT	6,177	24,832
Brandywine Realty Trust REIT	16,592	77,153
Bread Financial Holdings, Inc.	22,137	694,880
Bridgewater Bancshares, Inc. *	2,105	20,734
Brightsphere Investment Group, Inc.	1,731	36,264
BrightSpire Capital, Inc. REIT	12,096	81,406
Broadstone Net Lease, Inc. REIT	17,082	263,746
Brookline Bancorp, Inc.	7,924	69,256
BRT Apartments Corp. REIT	1,243	24,611
Burke & Herbert Financial Services Corp.	529	33,962
Business First Bancshares, Inc.	2,297	34,616
Byline Bancorp, Inc.	2,409	43,579
C&F Financial Corp.	253	13,586
Cadence Bank	16,239	318,934
Cambridge Bancorp	743	40,352
Camden National Corp.	24,968	773,259
Cannae Holdings, Inc. *	6,799	137,408
Capital Bancorp, Inc.	982	17,774
Capital City Bank Group, Inc.	743	22,766
Capitol Federal Financial, Inc.	11,988	73,966
Capstar Financial Holdings, Inc.	1,745	21,411
CareTrust REIT, Inc.	8,485	168,512
Carter Bankshares, Inc. *	2,137	31,606
Cathay General Bancorp	6,652	214,128
CBL & Associates Properties, Inc. REIT	687	15,141
Centerspace REIT	1,464	89,831
Central Pacific Financial Corp.	2,615	41,082
Central Valley Community Bancorp	894	13,812
Chatham Lodging Trust REIT	4,689	43,889
Chemung Financial Corp.	269	10,332
Chicago Atlantic Real Estate Finance, Inc. REIT	1,444	21,877
Chimera Investment Corp. REIT	21,513	124,130
ChoiceOne Financial Services, Inc.	558	12,834
Citizens & Northern Corp.	1,476	28,487
Citizens Financial Services, Inc.	288	21,447
City Holding Co.	1,274	114,647
City Office REIT, Inc.	4,304	23,973
Civista Bancshares, Inc.	1,339	23,299
Claros Mortgage Trust, Inc. REIT	8,340	94,576

	Shares	Value
Clipper Realty, Inc. REIT	659	$3,737
CNB Financial Corp.	1,810	31,947
CNO Financial Group, Inc.	92,583	2,191,440
Codorus Valley Bancorp, Inc.	806	15,806
Colony Bankcorp, Inc.	1,455	13,706
Columbia Banking System, Inc.	110,176	2,234,369
Columbia Financial, Inc. *	1,644	28,425
Community Bank System, Inc.	4,891	229,290
Community Financial Corp.	392	10,619
Community Healthcare Trust, Inc. REIT	813	26,845
Community Trust Bancorp, Inc.	1,440	51,221
Compass Diversified Holdings	5,842	126,713
Compass, Inc. Class A *	4,082	14,287
ConnectOne Bancorp, Inc.	3,625	60,139
Consumer Portfolio Services, Inc. *	894	10,433
Corporate Office Properties Trust REIT	10,422	247,522
CrossFirst Bankshares, Inc. *	4,386	43,860
CTO Realty Growth, Inc. REIT	2,093	35,874
Cushman & Wakefield PLC *	3,883	31,763
Customers Bancorp, Inc. *	2,688	81,339
CVB Financial Corp.	12,361	164,154
DiamondRock Hospitality Co. REIT	19,739	158,109
Dime Community Bancshares, Inc.	3,182	56,099
Diversified Healthcare Trust REIT	22,539	50,713
Donegal Group, Inc. Class A	1,194	17,229
Douglas Elliman, Inc.	6,929	15,382
Douglas Emmett, Inc. REIT	5,086	63,931
Dynex Capital, Inc. REIT	4,488	56,504
Eagle Bancorp, Inc.	2,877	60,877
Easterly Government Properties, Inc. REIT	8,729	126,571
Eastern Bankshares, Inc.	14,156	173,694
eHealth, Inc. *	1,652	13,282
Ellington Financial, Inc. REIT	5,912	81,586
Elme Communities REIT	8,178	134,446
Empire State Realty Trust, Inc. Class A REIT	12,501	93,632
Employers Holdings, Inc.	2,409	90,121
Enact Holdings, Inc.	2,632	66,142
Encore Capital Group, Inc. *	2,112	102,685
Enova International, Inc. *	2,779	147,620
Enstar Group Ltd. *	1,078	263,291
Enterprise Bancorp, Inc.	826	23,904
Enterprise Financial Services Corp.	3,382	132,236
Equity Bancshares, Inc. Class A	1,474	33,578
Equity Commonwealth REIT	9,519	192,855
Esquire Financial Holdings, Inc.	54	2,470
ESSA Bancorp, Inc.	693	10,360
Essent Group Ltd.	9,617	450,076
Essential Properties Realty Trust, Inc. REIT	12,245	288,247
Evans Bancorp, Inc.	426	10,620
F&G Annuities & Life, Inc.	1,608	39,846
Farmers & Merchants Bancorp, Inc.	1,293	29,105
Farmers National Banc Corp.	3,425	42,367
Farmland Partners, Inc. REIT	4,881	59,597
FB Financial Corp.	3,550	99,578
Federal Agricultural Mortgage Corp. Class C	661	95,012
Fidelity D&D Bancorp, Inc.	409	19,873
Finance Of America Cos., Inc. Class A *	4,239	8,096
Financial Institutions, Inc.	1,290	20,305
First BanCorp	15,029	183,654
First Bancorp, Inc.	862	20,981
First Bancshares, Inc.	2,776	71,732
First Bank	1,473	15,290
First Busey Corp.	4,852	97,525
First Business Financial Services, Inc.	747	22,029
First Commonwealth Financial Corp.	16,709	211,369
First Community Bankshares, Inc.	1,586	47,152
First Community Corp.	486	8,437
First Financial Bancorp	8,631	176,418

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
First Financial Corp.	1,071	$34,775
First Foundation, Inc.	4,997	19,838
First Interstate BancSystem, Inc. Class A	71,029	1,693,331
First Merchants Corp.	5,615	158,511
First Mid Bancshares, Inc.	1,834	44,273
First of Long Island Corp.	2,124	25,530
First Western Financial, Inc. *	790	14,694
FirstCash Holdings, Inc.	15,793	469,842
Five Star Bancorp	742	16,599
Flushing Financial Corp.	2,731	33,564
Forge Global Holdings, Inc. *	10,377	25,216
Four Corners Property Trust, Inc. REIT	7,148	181,559
Franklin BSP Realty Trust, Inc. REIT	7,329	103,779
FRP Holdings, Inc. *	601	34,600
FS Bancorp, Inc.	385	11,577
FTAI Infrastructure, Inc.	8,722	32,184
Fulton Financial Corp.	15,088	179,849
FVCBankcorp, Inc. *	1,543	16,618
GCM Grosvenor, Inc. Class A	170	1,282
Genworth Financial, Inc. Class A *	43,680	218,400
German American Bancorp, Inc.	33,027	897,674
Getty Realty Corp. REIT	4,137	139,913
Glacier Bancorp, Inc.	10,206	318,121
Gladstone Commercial Corp. REIT	3,551	43,926
Gladstone Land Corp. REIT	3,215	52,308
Global Medical REIT, Inc.	6,295	57,473
Global Net Lease, Inc. REIT	10,174	104,589
GoHealth, Inc. Class A *	386	7,608
Granite Point Mortgage Trust, Inc. REIT	4,962	26,299
Great Southern Bancorp, Inc.	817	41,446
Greene County Bancorp, Inc.	304	9,059
Greenlight Capital Re Ltd. Class A *	2,038	21,470
Guaranty Bancshares, Inc.	877	23,749
Hamilton Lane, Inc. Class A	1,390	111,172
Hancock Whitney Corp.	8,075	309,918
Hanmi Financial Corp.	2,972	44,372
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	8,774	219,350
Hanover Insurance Group, Inc.	25,565	2,889,612
HarborOne Bancorp, Inc.	3,916	33,991
HBT Financial, Inc.	1,208	22,276
Heartland Financial USA, Inc.	4,048	112,818
Heritage Commerce Corp.	5,774	47,809
Heritage Financial Corp.	3,396	54,913
Hersha Hospitality Trust Class A REIT	3,490	21,254
Highwoods Properties, Inc. REIT	35,253	842,899
Hilltop Holdings, Inc.	4,236	133,265
Hingham Institution For Savings	150	31,977
Hippo Holdings, Inc. *	1,004	16,596
Home Bancorp, Inc.	604	20,059
Home BancShares, Inc.	17,380	396,264
Home Point Capital, Inc.	1,000	2,320
HomeStreet, Inc.	1,585	9,383
HomeTrust Bancshares, Inc.	1,275	26,635
Hope Bancorp, Inc.	10,685	89,968
Horace Mann Educators Corp.	59,792	1,773,431
Horizon Bancorp, Inc.	3,931	40,922
Hudson Pacific Properties, Inc. REIT	4,288	18,095
Independence Realty Trust, Inc. REIT	20,869	380,233
Independent Bank Corp.	4,130	183,826
Independent Bank Corp. MI	1,978	33,547
Independent Bank Group, Inc.	3,482	120,233
Innovative Industrial Properties, Inc. REIT	2,565	187,271
International Bancshares Corp.	4,860	214,812
InvenTrust Properties Corp. REIT	6,449	149,230
Invesco Mortgage Capital, Inc. REIT	3,822	43,838
Investors Title Co.	79	11,534
Jackson Financial, Inc. Class A	7,408	226,759
James River Group Holdings Ltd.	3,362	61,390
JBG SMITH Properties REIT	10,185	153,182

	Shares	Value
John Marshall Bancorp, Inc.	1,089	$21,878
Kearny Financial Corp.	5,373	37,880
Kennedy-Wilson Holdings, Inc.	11,114	181,492
Kite Realty Group Trust REIT	19,878	444,075
KKR Real Estate Finance Trust, Inc. REIT	5,312	64,647
Ladder Capital Corp. REIT	10,362	112,428
Lakeland Bancorp, Inc.	5,871	78,613
Lakeland Financial Corp.	1,131	54,876
LCNB Corp.	644	9,505
Legacy Housing Corp. *	842	19,526
Lemonade, Inc. *	3,945	66,473
LendingClub Corp. *	10,096	98,436
LendingTree, Inc. *	794	17,555
Live Oak Bancshares, Inc.	3,224	84,823
LTC Properties, Inc. REIT	3,916	129,306
Luther Burbank Corp.	1,257	11,212
LXP Industrial Trust REIT	26,576	259,116
Macatawa Bank Corp.	2,049	19,015
Macerich Co. REIT	20,080	226,302
Maiden Holdings Ltd. *	7,589	15,937
MainStreet Bancshares, Inc.	406	9,200
Marcus & Millichap, Inc.	1,551	48,872
MBIA, Inc. *	4,686	40,487
McGrath RentCorp	33,983	3,142,748
Melrose Industries PLC (United Kingdom)	87,236	562,069
Mercantile Bank Corp.	1,531	42,286
Merchants Bancorp	1,420	36,324
Mercury General Corp.	2,488	75,312
Metrocity Bankshares, Inc.	1,622	29,018
Metropolitan Bank Holding Corp. *	931	32,334
MFA Financial, Inc. REIT	9,234	103,790
Mid Penn Bancorp, Inc.	1,281	28,284
Middlefield Banc Corp.	645	17,286
Midland States Bancorp, Inc.	1,928	38,386
MidWestOne Financial Group, Inc.	1,399	29,897
Moelis & Co. Class A	2,560	116,070
Mr Cooper Group, Inc. *	6,030	305,359
MVB Financial Corp.	999	21,059
National Bank Holdings Corp. Class A	2,491	72,339
National Bankshares, Inc.	449	13,106
National Health Investors, Inc. REIT	3,491	182,998
National Western Life Group, Inc. Class A	207	86,021
Navient Corp.	8,437	156,759
NBT Bancorp, Inc.	3,827	121,890
Necessity Retail REIT, Inc.	12,479	84,358
Nelnet, Inc. Class A	1,289	124,363
NETSTREIT Corp. REIT	5,624	100,501
New York Mortgage Trust, Inc. REIT	8,182	81,165
Newmark Group, Inc. Class A	13,000	80,860
NewtekOne, Inc.	2,215	35,219
NexPoint Diversified Real Estate Trust REIT	3,089	38,674
Nexpoint Real Estate Finance, Inc. REIT	1,123	17,508
NexPoint Residential Trust, Inc. REIT	1,595	72,541
NI Holdings, Inc. *	657	9,756
Nicolet Bankshares, Inc.	1,194	81,085
NMI Holdings, Inc. Class A *	6,831	176,376
Northeast Bank	646	26,919
Northeast Community Bancorp, Inc.	941	14,002
Northfield Bancorp, Inc.	3,846	42,229
Northwest Bancshares, Inc.	11,351	120,321
Norwood Financial Corp.	579	17,098
Oak Valley Bancorp	468	11,789
OceanFirst Financial Corp.	5,650	88,253
Ocwen Financial Corp. *	576	17,263
Office Properties Income Trust REIT	4,645	35,767
OFG Bancorp	4,330	112,926
Old National Bancorp	26,895	374,916
Old Second Bancorp, Inc.	4,151	54,212
One Liberty Properties, Inc. REIT	1,596	32,431
OppFi, Inc. *	1,579	3,221

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Orange County Bancorp, Inc.	424	$15,688
Orchid Island Capital, Inc. REIT	3,640	37,674
Origin Bancorp, Inc.	2,775	81,308
Orion Office REIT, Inc.	6,040	39,924
Orrstown Financial Services, Inc.	1,041	19,935
Outfront Media, Inc. REIT	7,677	120,682
Pacific Premier Bancorp, Inc.	8,738	180,702
PacWest Bancorp	11,089	90,375
Pagseguro Digital Ltd. Class A * (Brazil)	7,070	66,741
Paramount Group, Inc. REIT	18,303	81,082
Park National Corp.	1,311	134,142
Parke Bancorp, Inc.	931	15,818
Pathward Financial, Inc.	1,664	77,143
PCB Bancorp	1,148	16,887
Peakstone Realty Trust REIT *	2,588	72,257
Peapack-Gladstone Financial Corp.	1,689	45,738
Pebblebrook Hotel Trust REIT	11,463	159,794
Penns Woods Bancorp, Inc.	490	12,265
PennyMac Financial Services, Inc.	2,177	153,065
PennyMac Mortgage Investment Trust REIT	8,074	108,838
Peoples Bancorp, Inc.	47,019	1,248,354
Peoples Financial Services Corp.	687	30,084
Phillips Edison & Co., Inc. REIT	8,934	304,471
Physicians Realty Trust REIT	21,978	307,472
Piedmont Office Realty Trust, Inc. Class A REIT	12,490	90,802
Pioneer Bancorp, Inc. *	989	8,852
Piper Sandler Cos.	284	36,710
Plumas Bancorp	370	13,205
Plymouth Industrial REIT, Inc.	3,963	91,228
Ponce Financial Group, Inc. *	1,825	15,859
Postal Realty Trust, Inc. Class A REIT	1,840	27,066
PotlatchDeltic Corp. REIT	7,261	383,744
PRA Group, Inc. *	3,522	80,478
Preferred Bank	787	43,277
Premier Financial Corp.	3,459	55,413
Primis Financial Corp.	2,199	18,516
Princeton Bancorp, Inc.	418	11,420
ProAssurance Corp.	4,913	74,137
Provident Financial Services, Inc.	6,911	112,926
QCR Holdings, Inc.	1,554	63,761
Radian Group, Inc.	14,198	358,925
Radius Global Infrastructure, Inc. Class A *	7,722	115,058
RBB Bancorp	1,738	20,752
RE/MAX Holdings, Inc. Class A	1,735	33,416
Ready Capital Corp. REIT	14,550	164,124
Red River Bancshares, Inc.	408	20,049
Redwood Trust, Inc. REIT	10,421	66,382
Regional Management Corp.	711	21,686
Renasant Corp.	5,095	133,132
Republic Bancorp, Inc. Class A	792	33,660
Retail Opportunity Investments Corp. REIT	12,224	165,146
RLJ Lodging Trust REIT	14,925	153,280
RMR Group, Inc. Class A	567	13,137
RPT Realty REIT	8,219	85,889
S&T Bancorp, Inc.	3,546	96,416
Sabra Health Care REIT, Inc.	21,433	252,266
Safehold, Inc. REIT	2,772	65,780
Safety Insurance Group, Inc.	1,347	96,607
Sandy Spring Bancorp, Inc.	4,271	96,866
Saul Centers, Inc. REIT	230	8,471
Sculptor Capital Management, Inc.	1,038	9,166
Seacoast Banking Corp. of Florida	35,263	779,312
Security National Financial Corp. Class A *	858	7,610
Selective Insurance Group, Inc.	2,514	241,218
Selectquote, Inc. *	13,851	27,009
Service Properties Trust REIT	15,130	131,480
ServisFirst Bancshares, Inc.	3,072	125,706
Shore Bancshares, Inc.	1,727	19,964

	Shares	Value
Sierra Bancorp	1,348	$22,876
Simmons First National Corp. Class A	11,467	197,806
SiriusPoint Ltd. * (Bermuda)	7,438	67,165
SITE Centers Corp. REIT	18,180	240,340
Skyward Specialty Insurance Group, Inc. *	644	16,358
SL Green Realty Corp. REIT	1,229	36,931
SmartFinancial, Inc.	1,404	30,200
South Plains Financial, Inc.	977	21,992
Southern First Bancshares, Inc. *	839	20,765
Southern Missouri Bancorp, Inc.	822	31,606
Southern States Bancshares, Inc.	528	11,141
Southside Bancshares, Inc.	2,681	70,135
SouthState Corp.	38,087	2,506,125
STAG Industrial, Inc. REIT	30,893	1,108,441
Star Holdings *	1,253	18,382
Stellar Bancorp, Inc.	4,325	98,999
Sterling Bancorp, Inc. *	1,711	9,359
Stewart Information Services Corp.	2,447	100,670
Stock Yards Bancorp, Inc.	376	17,059
StoneX Group, Inc. *	1,453	120,715
Stratus Properties, Inc.	554	14,543
Summit Financial Group, Inc.	1,121	23,160
Summit Hotel Properties, Inc. REIT	10,230	66,597
Sunstone Hotel Investors, Inc. REIT	206,878	2,093,605
SWK Holdings Corp. *	130	2,176
Tanger Factory Outlet Centers, Inc. REIT	5,036	111,145
Terreno Realty Corp. REIT	7,396	444,500
Texas Capital Bancshares, Inc. *	4,439	228,608
Third Coast Bancshares, Inc. *	993	15,759
Timberland Bancorp, Inc.	550	14,069
Tiptree, Inc.	1,647	24,721
Tompkins Financial Corp.	1,307	72,800
Towne Bank	6,449	149,875
TPG RE Finance Trust, Inc. REIT	6,335	46,942
Transcontinental Realty Investors, Inc. REIT *	176	6,447
TriCo Bancshares	30,606	1,016,119
Triumph Financial, Inc. *	1,351	82,033
TrustCo Bank Corp.	1,701	48,666
Trustmark Corp.	5,672	119,793
Two Harbors Investment Corp. REIT	8,895	123,463
UMB Financial Corp.	4,078	248,350
UMH Properties, Inc. REIT	4,237	67,707
United Bankshares, Inc.	11,964	354,972
United Community Banks, Inc.	10,106	252,549
United Fire Group, Inc.	1,913	43,349
United Insurance Holdings Corp. *	1,744	7,778
Uniti Group, Inc. REIT	22,452	103,728
Unity Bancorp, Inc.	584	13,777
Universal Insurance Holdings, Inc.	1,815	28,005
Univest Financial Corp.	2,709	48,979
Urban Edge Properties REIT	11,004	169,792
Urstadt Biddle Properties, Inc. Class A REIT	2,649	56,318
USCB Financial Holdings, Inc. *	1,135	11,577
Valley National Bancorp	39,892	309,163
Velocity Financial, Inc. *	901	10,389
Veris Residential, Inc. REIT *	7,293	117,053
Veritex Holdings, Inc.	4,003	71,774
Victory Capital Holdings, Inc. Class A	268	8,453
Virginia National Bankshares Corp.	318	10,224
Virtus Investment Partners, Inc.	564	111,373
Walker & Dunlop, Inc.	2,920	230,943
Washington Federal, Inc.	6,063	160,791
Washington Trust Bancorp, Inc.	1,664	44,612
Waterstone Financial, Inc.	1,613	23,372
WesBanco, Inc.	5,394	138,140
West BanCorp, Inc.	1,481	27,265
Westamerica BanCorp	1,758	67,331
Whitestone REIT	5,049	48,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
World Acceptance Corp. *	321	$43,017
WSFS Financial Corp.	49,838	1,879,889
Xenia Hotels & Resorts, Inc. REIT	10,357	127,495

		65,352,685

Industrial - 17.6%
908 Devices, Inc. *	2,123	14,564
AAR Corp. *	3,165	182,810
AerSale Corp. *	2,202	32,369
Air Transport Services Group, Inc. *	5,200	98,124
Albany International Corp. Class A	311	29,010
American Woodmark Corp. *	1,425	108,827
AMMO, Inc. *	8,916	18,991
Apogee Enterprises, Inc.	1,227	58,246
ArcBest Corp.	1,337	132,096
Archer Aviation, Inc. Class A *	14,148	58,290
Arcosa, Inc.	4,387	332,403
Ardmore Shipping Corp. (Ireland)	3,667	45,287
Argan, Inc.	1,061	41,814
Aspen Aerogels, Inc. *	4,712	37,178
Astec Industries, Inc.	2,086	94,788
Astronics Corp. *	2,325	46,174
Atmus Filtration Technologies, Inc. *	41,187	904,467
AZZ, Inc.	2,280	99,089
Babcock & Wilcox Enterprises, Inc. *	4,896	28,886
Barnes Group, Inc.	4,440	187,324
Bel Fuse, Inc. Class B	874	50,176
Belden, Inc.	1,458	139,458
Benchmark Electronics, Inc.	48,602	1,255,390
Blink Charging Co. *	2,260	13,537
Boise Cascade Co.	3,607	325,892
CECO Environmental Corp. *	2,640	35,270
Chart Industries, Inc. *	1,485	237,288
Chase Corp.	96	11,637
CIRCOR International, Inc. *	196	11,064
Clearwater Paper Corp. *	1,507	47,199
Coherent Corp. *	64,980	3,312,680
Columbus McKinnon Corp.	47,326	1,923,802
Comtech Telecommunications Corp.	2,519	23,024
Concrete Pumping Holdings, Inc. *	838	6,729
Core Molding Technologies, Inc. *	516	11,739
Costamare, Inc. (Monaco)	4,466	43,186
Covenant Logistics Group, Inc.	746	32,697
CryoPort, Inc. *	629	10,850
CTS Corp.	1,781	75,924
DHT Holdings, Inc.	12,410	105,857
Dorian LPG Ltd.	1,092	28,010
Ducommun, Inc. *	971	42,306
DXP Enterprises, Inc. *	1,320	48,061
Eagle Bulk Shipping, Inc.	1,244	59,762
Eastman Kodak Co. *	5,296	24,468
Encore Wire Corp.	1,527	283,915
EnerSys	286	31,037
EnPro Industries, Inc.	1,912	255,309
Enviri Corp. *	7,242	71,479
ESCO Technologies, Inc.	925	95,858
ESS Tech, Inc. *	9,293	13,661
Evolv Technologies Holdings, Inc. *	8,209	49,254
FARO Technologies, Inc. *	1,693	27,427
FLEX LNG Ltd. * (Norway)	831	25,370
Fluor Corp. *	926	27,410
GATX Corp.	3,007	387,121
Genco Shipping & Trading Ltd.	3,852	54,044
Gencor Industries, Inc. *	796	12,402
Gibraltar Industries, Inc. *	1,249	78,587
Golden Ocean Group Ltd. * (Norway)	11,180	84,409
GoPro, Inc. Class A *	11,844	49,034
Gorman-Rupp Co.	1,574	45,378
GrafTech International Ltd.	8,017	40,406
Granite Construction, Inc.	3,464	137,798
Great Lakes Dredge & Dock Corp. *	6,059	49,441

	Shares	Value
Greenbrier Cos., Inc.	2,893	$124,688
Greif, Inc. Class A	2,266	156,105
Greif, Inc. Class B	439	33,913
Griffon Corp.	1,626	65,528
Heartland Express, Inc.	4,079	66,936
Heritage-Crystal Clean, Inc. *	1,272	48,069
Hillman Solutions Corp. *	15,676	141,241
Himalaya Shipping Ltd. * (Bermuda)	1,902	10,575
Hub Group, Inc. Class A *	2,984	239,675
Ichor Holdings Ltd. *	2,651	99,412
INNOVATE Corp. *	3,851	6,739
Insteel Industries, Inc.	4,197	130,611
International Seaways, Inc.	3,660	139,958
Intevac, Inc. *	2,028	7,605
Iteris, Inc. *	1,353	5,358
Itron, Inc. *	3,739	269,582
JELD-WEN Holding, Inc. *	7,771	136,303
Joby Aviation, Inc. *	16,911	173,507
Kaman Corp.	2,579	62,747
Kennametal, Inc.	7,456	211,676
Kimball Electronics, Inc. *	1,616	44,650
Knife River Corp. *	4,697	204,319
Knowles Corp. *	149,494	2,699,862
Kratos Defense & Security Solutions, Inc. *	11,396	163,419
Latham Group, Inc. *	3,639	13,501
Li-Cycle Holdings Corp. * (Canada)	12,892	71,551
Limbach Holdings, Inc. *	644	15,926
Louisiana-Pacific Corp.	15,620	1,171,188
LSB Industries, Inc. *	5,026	49,506
LSI Industries, Inc.	490	6,154
Luxfer Holdings PLC (United Kingdom)	2,364	33,640
Manitowoc Co., Inc. *	3,184	59,955
Marten Transport Ltd.	1,083	23,284
Masonite International Corp. *	16,464	1,686,572
Masterbrand, Inc. *	11,731	136,432
Matson, Inc.	3,242	252,001
Mayville Engineering Co., Inc. *	907	11,301
Mirion Technologies, Inc. *	18,131	153,207
Mistras Group, Inc. *	1,806	13,942
Modine Manufacturing Co. *	1,709	56,431
Moog, Inc. Class A	2,056	222,932
Mueller Industries, Inc.	2,877	251,105
Mueller Water Products, Inc. Class A	69,044	1,120,584
National Presto Industries, Inc.	445	32,574
NL Industries, Inc.	952	5,265
nLight, Inc. *	4,003	61,726
Nordic American Tankers Ltd.	18,490	67,858
Northwest Pipe Co. *	896	27,095
NV5 Global, Inc. *	142	15,729
NVE Corp.	35	3,410
O-I Glass, Inc. *	2,071	44,174
Olympic Steel, Inc.	874	42,826
Overseas Shipholding Group, Inc. Class A *	4,224	17,614
Pactiv Evergreen, Inc.	3,762	28,478
PAM Transportation Services, Inc. *	502	13,439
Pangaea Logistics Solutions Ltd.	2,893	19,586
Park Aerospace Corp.	1,636	22,577
Park-Ohio Holdings Corp.	751	14,269
Plexus Corp. *	283	27,802
Powell Industries, Inc.	823	49,866
Primoris Services Corp.	59,315	1,807,328
Proto Labs, Inc. *	2,416	84,463
PureCycle Technologies, Inc. *	8,337	89,123
Radiant Logistics, Inc. *	3,308	22,230
Ranpak Holdings Corp. *	4,057	18,338
Regal Rexnord Corp.	11,115	1,710,598
RXO, Inc. *	1,498	33,960
Ryerson Holding Corp.	14,492	628,663
Safe Bulkers, Inc. (Greece)	6,639	21,643
Saia, Inc. *	592	202,707
Sanmina Corp. *	4,919	296,468

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Scorpio Tankers, Inc. (Monaco)	4,754	$224,531
Senior PLC (United Kingdom)	180,939	403,056
SFL Corp. Ltd. (Norway)	10,068	93,934
SmartRent, Inc. *	16,794	64,321
Smith & Wesson Brands, Inc.	4,151	54,129
Southland Holdings, Inc. *	349	2,865
SPX Technologies, Inc. *	696	59,139
Standex International Corp.	191	27,021
Stantec, Inc. (Canada)	20,250	1,322,078
Sterling Infrastructure, Inc. *	322	17,968
Stoneridge, Inc. *	1,992	37,549
Sturm Ruger & Co., Inc.	92	4,872
Summit Materials, Inc. Class A *	39,686	1,502,115
Teekay Corp. * (Bermuda)	5,685	34,337
Teekay Tankers Ltd. Class A (Canada)	2,140	81,812
Tennant Co.	771	62,536
Terex Corp.	2,591	155,020
Thermon Group Holdings, Inc. *	2,653	70,570
Timken Co.	811	74,231
TimkenSteel Corp. *	3,978	85,805
Tredegar Corp.	2,091	13,947
TriMas Corp.	3,769	103,610
Trinity Industries, Inc.	6,069	156,034
Triumph Group, Inc. *	5,989	74,084
TTM Technologies, Inc. *	9,185	127,671
Turtle Beach Corp. *	1,466	17,079
Tutor Perini Corp. *	3,986	28,500
U.S. Xpress Enterprises, Inc. Class A *	2,807	17,235
UFP Industries, Inc.	31,575	3,064,354
Universal Logistics Holdings, Inc.	605	17,430
Vishay Intertechnology, Inc.	11,582	340,511
Werner Enterprises, Inc.	4,831	213,434
Willis Lease Finance Corp. *	235	9,196
World Kinect Corp.	5,606	115,932
Worthington Industries, Inc.	2,779	193,057
Xometry, Inc. Class A *	2,808	59,473
Zurn Elkay Water Solutions Corp. Class C	58,649	1,577,072

		38,754,090

Technology - 6.1%
3D Systems Corp. *	11,803	117,204
ACI Worldwide, Inc. *	169,950	3,937,741
ACM Research, Inc. Class A *	3,734	48,841
Adeia, Inc.	1,215	13,377
Alpha & Omega Semiconductor Ltd. *	2,156	70,717
Ambarella, Inc. *	1,293	108,185
American Software, Inc. Class A	709	7,452
Amkor Technology, Inc.	9,283	276,169
Asure Software, Inc. *	978	11,892
Atomera, Inc. *	563	4,938
Avid Technology, Inc. *	983	25,066
AvidXchange Holdings, Inc. *	1,251	12,985
Bandwidth, Inc. Class A *	1,795	24,556
Brightcove, Inc. *	3,978	15,952
C3.ai, Inc. Class A *	1,296	47,213
Cantaloupe, Inc. *	1,664	13,245
Cardlytics, Inc. *	3,110	19,655
Cerence, Inc. *	3,709	108,414
CEVA, Inc. *	293	7,486
Cohu, Inc. *	42,872	1,781,760
CommVault Systems, Inc. *	245	17,792
Computer Programs & Systems, Inc. *	1,240	30,616
Conduent, Inc. *	16,618	56,501
Consensus Cloud Solutions, Inc. *	797	24,707
CS Disco, Inc. *	2,324	19,103
Daily Journal Corp. *	91	26,324
Definitive Healthcare Corp. *	2,912	32,032
Desktop Metal, Inc. Class A *	26,174	46,328
Digi International, Inc. *	350	13,787
Digital Turbine, Inc. *	6,432	59,689

	Shares	Value
Diodes, Inc. *	861	$79,634
Donnelley Financial Solutions, Inc. *	670	30,505
E2open Parent Holdings, Inc. *	18,365	102,844
Ebix, Inc.	1,838	46,318
EverCommerce, Inc. *	470	5,565
Fastly, Inc. Class A *	1,830	28,859
Grid Dynamics Holdings, Inc. *	1,044	9,657
Health Catalyst, Inc. *	2,386	29,825
HireRight Holdings Corp. *	1,424	16,105
Immersion Corp.	1,745	12,355
IonQ, Inc. *	12,377	167,461
Kulicke & Soffa Industries, Inc. (Singapore)	1,511	89,829
Matterport, Inc. *	23,237	73,197
MeridianLink, Inc. *	766	15,933
Mitek Systems, Inc. *	275	2,981
N-Able, Inc. *	578	8,329
Navitas Semiconductor Corp. *	7,825	82,475
NetScout Systems, Inc. *	63,489	1,964,985
NextGen Healthcare, Inc. *	2,041	33,105
Olo, Inc. Class A *	4,200	27,132
ON24, Inc.	3,278	26,617
OneSpan, Inc. *	300	4,452
Onto Innovation, Inc. *	15,882	1,849,777
Outbrain, Inc. *	4,039	19,872
PAR Technology Corp. *	2,246	73,961
Parsons Corp. *	2,009	96,713
Photronics, Inc. *	5,534	142,722
Planet Labs PBC *	1,559	5,020
Playstudios, Inc. *	7,771	38,156
PROS Holdings, Inc. *	1,185	36,498
PubMatic, Inc. Class A *	3,326	60,799
Rackspace Technology, Inc. *	7,937	21,589
Richardson Electronics Ltd.	1,085	17,902
Semtech Corp. *	5,907	150,392
Sharecare, Inc. *	27,103	47,430
Skillsoft Corp. *	8,492	10,530
SMART Global Holdings, Inc. *	3,496	101,419
SolarWinds Corp. *	4,717	48,396
Synaptics, Inc. *	3,336	284,828
System1, Inc. *	2,370	10,665
Tingo Group, Inc. *	10,136	12,265
Ultra Clean Holdings, Inc. *	4,060	156,148
Unisys Corp. *	6,156	24,501
Veeco Instruments, Inc. *	4,536	116,484
Veradigm, Inc. *	9,727	122,560
Verint Systems, Inc. *	453	15,882
Vimeo, Inc. *	4,272	17,601
Vishay Precision Group, Inc. *	1,066	39,602
Vuzix Corp. *	5,624	28,682
Xerox Holdings Corp.	10,584	157,596

		13,545,880

Utilities - 3.0%
ALLETE, Inc.	5,255	304,632
Altus Power, Inc. *	6,020	32,508
Artesian Resources Corp. Class A	164	7,744
Avista Corp.	6,808	267,350
Black Hills Corp.	21,418	1,290,649
Brookfield Infrastructure Corp. Class A (Canada)	8,059	367,329
California Water Service Group	3,442	177,710
Chesapeake Utilities Corp.	556	66,164
Consolidated Water Co. Ltd. (Cayman)	982	23,794
Genie Energy Ltd. Class B	771	10,902
IDACORP, Inc.	9,965	1,022,409
MGE Energy, Inc.	1,632	129,108
New Jersey Resources Corp.	4,232	199,750
Northwest Natural Holding Co.	3,283	141,333
NorthWestern Corp.	5,474	310,704
ONE Gas, Inc.	5,017	385,356

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Ormat Technologies, Inc.	1,758	$141,449
Otter Tail Corp.	1,757	138,733
PNM Resources, Inc.	6,933	312,678
Portland General Electric Co.	8,713	408,030
RGC Resources, Inc.	655	13,120
SJW Group	2,801	196,378
Southwest Gas Holdings, Inc. *	5,670	360,896
Spire, Inc.	4,655	295,313
Unitil Corp.	995	50,456

		6,654,495

Total Common Stocks (Cost $234,211,110)		218,002,280

	Principal Amount
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $1,273,563; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $1,298,686)	$1,273,065	1,273,065

	Principal Amount	Value

U.S. Government Agency Issues - 0.7%
Federal Home Loan Bank 0.000% due 07/03/23	$1,545,000	$1,545,000

Total Short-Term Investments (Cost $2,817,653)		2,818,065

TOTAL INVESTMENTS - 100.2% (Cost $237,028,763)		220,820,736

DERIVATIVES - 0.0%		20,656

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(375,790)

NET ASSETS - 100.0%		$220,465,602

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	29.6%
Industrial	17.6%
Consumer, Non-Cyclical	15.1%
Consumer, Cyclical	13.8%
Energy	7.6%
Technology	6.1%
Basic Materials	3.8%
Utilities	3.0%
Others (each less than 3.0%)	3.6%

	100.2%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Investments with a total aggregate value of $391 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(c)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/23	120	$1,121,564	$1,142,220	$20,656

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$391	$-	$-	$391
	Common Stocks
	Basic Materials	8,399,050	8,399,050	-	-
	Communications	4,958,033	4,958,033	-	-
	Consumer, Cyclical	30,305,757	28,988,858	1,316,899	-
	Consumer, Non-Cyclical	33,352,567	31,983,229	1,369,338	-
	Energy	16,679,723	16,679,723	-	-
	Financial	65,352,685	64,790,616	562,069	-
	Industrial	38,754,090	38,754,090	-	-
	Technology	13,545,880	13,545,880	-	-
	Utilities	6,654,495	6,654,495	-	-

	Total Common Stocks	218,002,280	214,753,974	3,248,306	-

	Short-Term Investments	2,818,065	-	2,818,065	-
	Derivatives:
	Equity Contracts Futures	20,656	20,656	-	-

	Total Assets	220,841,392	214,774,630	6,066,371	391

Liabilities	Due to custodian	(1,117)	-	(1,117)	-

	Total Liabilities	(1,117)	-	(1,117)	-

	Total	$220,840,275	$214,774,630	$6,065,254	$391

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $2.57 Exp 11/23/27 *	73,697	$-

Total Warrants (Cost $737)		-

COMMON STOCKS - 95.8%
Basic Materials - 4.1%
Axalta Coating Systems Ltd. *	151,641	4,975,341
Element Solutions, Inc.	186,839	3,587,309
Ingevity Corp. *	52,708	3,065,497

		11,628,147

Communications - 1.6%
Q2 Holdings, Inc. *	82,435	2,547,241
Vivid Seats, Inc. Class A *	252,714	2,001,495

		4,548,736

Consumer, Cyclical - 11.0%
Brunswick Corp.	38,532	3,338,412
Deckers Outdoor Corp. *	5,476	2,889,466
Five Below, Inc. *	12,883	2,532,025
Funko, Inc. Class A *	95,780	1,036,340
Genius Sports Ltd. * (United Kingdom)	300,656	1,861,061
Methode Electronics, Inc.	43,124	1,445,516
Ollie’s Bargain Outlet Holdings, Inc. *	60,293	3,492,773
On Holding AG Class A * (Switzerland)	47,991	1,583,703
Penn Entertainment, Inc. *	181,758	4,367,645
Petco Health & Wellness Co., Inc. *	256,128	2,279,539
Skechers USA, Inc. Class A *	54,948	2,893,562
Visteon Corp. *	26,053	3,741,471

		31,461,513

Consumer, Non-Cyclical - 25.5%
Abcam PLC ADR * (United Kingdom)	148,420	3,631,837
ACELYRIN, Inc. *	49,887	1,042,638
Adaptive Biotechnologies Corp. *	120,478	808,407
Allovir, Inc. *	67,907	230,884
Amicus Therapeutics, Inc. *	115,223	1,447,201
Annexon, Inc. *	64,988	228,758
BioAtla, Inc. *	43,207	129,621
Bioxcel Therapeutics, Inc. *	48,388	322,264
Boyd Group Services, Inc. (Canada)	14,937	2,849,841
Bright Horizons Family Solutions, Inc. *	31,753	2,935,565
Bruker Corp.	34,946	2,583,208
Certara, Inc. *	122,656	2,233,566
Collegium Pharmaceutical, Inc. *	53,078	1,140,646
Duckhorn Portfolio, Inc. *	218,665	2,836,085
Envista Holdings Corp. *	122,128	4,132,812
European Wax Center, Inc. Class A *	166,666	3,104,988
Harmony Biosciences Holdings, Inc. *	39,691	1,396,726
HealthEquity, Inc. *	60,617	3,827,357
Immunocore Holdings PLC ADR * (United Kingdom)	29,249	1,753,770
Inari Medical, Inc. *	37,758	2,195,250
Kymera Therapeutics, Inc. *	26,283	604,246
Legend Biotech Corp. ADR *	20,281	1,399,997
Lyell Immunopharma, Inc. *	85,941	273,292
Maravai LifeSciences Holdings, Inc. Class A *	85,673	1,064,915
MaxCyte, Inc. *	154,563	709,444
Neurocrine Biosciences, Inc. *	13,184	1,243,251
Nuvei Corp. * ~ (Canada)	98,363	2,907,610
Oatly Group AB ADR *	307,730	630,847
Optinose, Inc. *	238,386	293,215

	Shares	Value
Oxford Nanopore Technologies PLC * (United Kingdom)	272,219	$737,071
Paylocity Holding Corp. *	9,057	1,671,288
Prelude Therapeutics, Inc. *	41,703	187,664
PROCEPT BioRobotics Corp. *	52,325	1,849,689
RB Global, Inc. (Canada)	91,893	5,513,580
Remitly Global, Inc. *	122,044	2,296,868
Sabre Corp. *	443,724	1,415,480
Sana Biotechnology, Inc. *	66,462	396,114
Shockwave Medical, Inc. *	11,021	3,145,504
Silk Road Medical, Inc. *	38,627	1,254,991
SpringWorks Therapeutics, Inc. *	37,841	992,191
TriNet Group, Inc. *	17,015	1,615,915
US Foods Holding Corp. *	82,287	3,620,628

		72,655,224

Energy - 5.6%
ChampionX Corp.	178,926	5,553,863
Matador Resources Co.	88,515	4,631,105
Permian Resources Corp.	278,538	3,052,777
TechnipFMC PLC * (United Kingdom)	163,765	2,721,774

		15,959,519

Financial - 4.5%
Corp. Inmobiliaria Vesta SAB de CV ADR * (Mexico)	42,589	1,372,218
GCM Grosvenor, Inc. Class A	260,777	1,966,259
Hamilton Lane, Inc. Class A	26,019	2,081,000
STAG Industrial, Inc. REIT	135,005	4,843,979
WisdomTree, Inc.	385,511	2,644,605

		12,908,061

Industrial - 22.4%
Advanced Energy Industries, Inc.	42,749	4,764,376
AeroVironment, Inc. *	13,376	1,368,097
AZEK Co., Inc. *	85,459	2,588,553
Cactus, Inc. Class A	81,116	3,432,829
Crane Co.	47,068	4,194,700
CryoPort, Inc. *	82,016	1,414,776
Gerresheimer AG (Germany)	32,900	3,703,702
GFL Environmental, Inc. (Canada)	188,334	7,307,359
Jacobs Solutions, Inc.	41,948	4,987,198
Knight-Swift Transportation Holdings, Inc.	63,905	3,550,562
Kratos Defense & Security Solutions, Inc. *	48,204	691,245
Littelfuse, Inc.	13,113	3,819,948
NEXTracker, Inc. Class A *	17,612	701,134
nVent Electric PLC	82,026	4,238,284
Sensata Technologies Holding PLC	141,199	6,352,543
Summit Materials, Inc. Class A *	105,797	4,004,417
TopBuild Corp. *	13,066	3,475,817
XPO, Inc. *	57,996	3,421,764

		64,017,304

Technology - 21.1%
ACV Auctions, Inc. Class A *	121,656	2,100,999
Alkami Technology, Inc. *	158,017	2,589,899
Allegro MicroSystems, Inc. * (Japan)	83,409	3,765,082
CACI International, Inc. Class A *	11,312	3,855,582
Corsair Gaming, Inc. *	34,818	617,671
Definitive Healthcare Corp. *	156,109	1,717,199
DoubleVerify Holdings, Inc. *	109,423	4,258,743
ExlService Holdings, Inc. *	35,469	5,357,947
Five9, Inc. *	51,331	4,232,241
FormFactor, Inc. *	93,109	3,186,190
KBR, Inc.	74,750	4,863,235
Keywords Studios PLC (Ireland)	113,752	2,614,816
Kinaxis, Inc. * (Canada)	19,302	2,758,157
Nova Ltd. * (Israel)	16,072	1,885,246
Outset Medical, Inc. *	40,476	885,210
Paycor HCM, Inc. *	138,685	3,282,674

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Procore Technologies, Inc. *	46,084	$2,998,686
Rapid7, Inc. *	46,042	2,084,782
Thoughtworks Holding, Inc. *	359,809	2,716,558
WNS Holdings Ltd. ADR * (India)	59,205	4,364,592

		60,135,509

Total Common Stocks (Cost $287,207,260)		273,314,013

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.8%
Repurchase Agreements - 4.8%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $13,718,272; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $13,987,165)	$13,712,901	$13,712,901

Total Short-Term Investments (Cost $13,712,901)		13,712,901

TOTAL INVESTMENTS - 100.6% (Cost $300,920,898)		287,026,914

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(1,639,718)

NET ASSETS - 100.0%		$285,387,196

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.5%
Industrial	22.4%
Technology	21.1%
Consumer, Cyclical	11.0%
Energy	5.6%
Short-Term Investments	4.8%
Financial	4.5%
Basic Materials	4.1%
Others (each less than 3.0%)	1.6%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$11,628,147	$11,628,147	$-	$-
	Communications	4,548,736	4,548,736	-	-
	Consumer, Cyclical	31,461,513	31,461,513	-	-
	Consumer, Non-Cyclical	72,655,224	72,655,224	-	-
	Energy	15,959,519	15,959,519	-	-
	Financial	12,908,061	12,908,061	-	-
	Industrial	64,017,304	60,313,602	3,703,702	-
	Technology	60,135,509	60,135,509	-	-

	Total Common Stocks	273,314,013	269,610,311	3,703,702	-

	Short-Term Investments	13,712,901	-	13,712,901	-

	Total	$287,026,914	$269,610,311	$17,416,603	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	3,861	$9,803
Gtx, Inc. - Contingent Value Rights * Ω ±	216	222
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	1,693	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	1,693	-

		10,025

Total Rights (Cost $443)		10,025

COMMON STOCKS - 99.1%
Basic Materials - 3.6%
5E Advanced Materials, Inc. *	11,337	37,185
AdvanSix, Inc.	7,074	247,449
American Vanguard Corp.	7,396	132,167
Amyris, Inc. *	62,696	64,577
Arconic Corp. *	27,112	801,973
ATI, Inc. *	34,998	1,547,962
Avient Corp.	24,735	1,011,661
Balchem Corp.	8,575	1,155,996
Cabot Corp.	14,951	1,000,072
Caledonia Mining Corp. PLC (South Africa)	3,545	41,193
Carpenter Technology Corp.	13,274	745,070
Centrus Energy Corp. Class A *	2,692	87,652
Century Aluminum Co. *	14,853	129,518
Codexis, Inc. *	19,484	54,555
Coeur Mining, Inc. *	85,518	242,871
Commercial Metals Co.	31,501	1,658,843
Compass Minerals International, Inc.	9,837	334,458
Constellium SE *	33,968	584,250
Contango ORE, Inc. *	766	19,518
Dakota Gold Corp. *	14,809	43,242
Danimer Scientific, Inc. *	25,743	61,268
Diversey Holdings Ltd. *	21,973	184,353
Ecovyst, Inc. *	25,155	288,276
Encore Energy Corp. * (Canada)	37,890	91,315
Energy Fuels, Inc. *	42,466	264,988
Glatfelter Corp.	12,856	38,825
Hawkins, Inc.	5,475	261,103
Haynes International, Inc.	3,199	162,573
HB Fuller Co.	14,551	1,040,542
Hecla Mining Co.	164,067	844,945
i-80 Gold Corp. * (Canada)	49,398	111,145
Ingevity Corp. *	10,140	589,742
Innospec, Inc.	6,774	680,381
Intrepid Potash, Inc. *	3,035	68,864
Ivanhoe Electric, Inc. *	15,013	195,770
Kaiser Aluminum Corp.	4,444	318,368
Koppers Holdings, Inc.	5,257	179,264
Kronos Worldwide, Inc.	6,400	55,872
Lightwave Logic, Inc. *	31,166	217,227
Livent Corp. *	49,245	1,350,790
Mativ Holdings, Inc.	15,234	230,338
Minerals Technologies, Inc.	8,683	500,922
Novagold Resources, Inc. * (Canada)	63,984	255,296
Oil-Dri Corp. of America	1,236	72,912
Origin Materials, Inc. *	29,507	125,700
Orion SA (Germany)	16,097	341,578
Perimeter Solutions SA *	44,252	272,150
Perpetua Resources Corp. *	8,988	32,986
Piedmont Lithium, Inc. *	4,848	279,778
PolyMet Mining Corp. * (Canada)	15,717	12,416

	Shares	Value
Quaker Chemical Corp.	3,774	$735,553
Rayonier Advanced Materials, Inc. *	17,403	74,485
Rogers Corp. *	4,715	763,500
Schnitzer Steel Industries, Inc. Class A	6,946	208,311
Sensient Technologies Corp.	11,411	811,664
Stepan Co.	5,722	546,794
Sylvamo Corp.	9,503	384,396
Terawulf, Inc. *	13,767	24,092
Trinseo PLC	9,800	124,166
Tronox Holdings PLC	31,498	400,340
Uranium Energy Corp. *	100,960	343,264
US Lime & Minerals, Inc.	588	122,827
Valhi, Inc.	693	8,905

		23,618,196

Communications - 3.7%
1-800-Flowers.com, Inc. Class A *	7,662	59,764
A10 Networks, Inc.	18,130	264,517
ADTRAN Holdings, Inc.	21,613	227,585
Advantage Solutions, Inc. *	24,694	57,784
Allbirds, Inc. Class A *	26,001	32,761
AMC Networks, Inc. Class A *	8,364	99,950
Anterix, Inc. *	5,125	162,411
AST SpaceMobile, Inc. *	16,715	78,560
ATN International, Inc.	3,134	114,704
Aviat Networks, Inc. *	1,902	63,470
BARK, Inc. *	31,852	42,363
Blacksky Technology, Inc. *	32,746	72,696
Blade Air Mobility, Inc. *	15,595	61,444
Boston Omaha Corp. Class A *	6,130	115,367
Bumble, Inc. Class A *	27,511	461,635
Calix, Inc. *	16,251	811,087
Cambium Networks Corp. *	3,080	46,878
Cargurus, Inc. *	27,223	616,056
CarParts.com, Inc. *	13,897	59,062
Cars.com, Inc. *	17,745	351,706
Clear Channel Outdoor Holdings, Inc. *	103,484	141,773
Clearfield, Inc. *	3,559	168,519
Cogent Communications Holdings, Inc.	11,730	789,312
CommScope Holding Co., Inc. *	57,266	322,408
Consolidated Communications Holdings, Inc. *	20,547	78,695
ContextLogic, Inc. Class A *	6,135	40,368
Couchbase, Inc. *	9,105	144,041
Credo Technology Group Holding Ltd. *	26,620	461,591
DHI Group, Inc. *	12,431	47,611
DigitalBridge Group, Inc.	44,387	652,933
DZS, Inc. *	6,055	24,038
EchoStar Corp. Class A *	8,598	149,089
Entravision Communications Corp. Class A	16,640	73,050
ePlus, Inc. *	7,206	405,698
Eventbrite, Inc. Class A *	21,386	204,236
EverQuote, Inc. Class A *	5,385	35,002
EW Scripps Co. Class A *	16,290	149,053
Extreme Networks, Inc. *	34,451	897,449
Figs, Inc. Class A *	35,864	296,595
fuboTV, Inc. *	55,930	116,334
Gambling.com Group Ltd. * (Malta)	2,447	25,057
Gannett Co., Inc. *	39,559	89,008
Globalstar, Inc. *	193,182	208,637
Gogo, Inc. *	17,868	303,935
Gray Television, Inc.	22,223	175,117
Grindr, Inc. * (Singapore)	10,321	57,075
Harmonic, Inc. *	29,248	472,940
HealthStream, Inc.	6,408	157,380
Hims & Hers Health, Inc. *	33,010	310,294
IDT Corp. Class B *	4,166	107,691
iHeartMedia, Inc. Class A *	31,356	114,136
Infinera Corp. *	53,103	256,487
InterDigital, Inc.	7,555	729,435

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
KVH Industries, Inc. *	5,055	$46,203
Lands’ End, Inc. *	4,088	31,723
Liberty Latin America Ltd. Class A *	9,569	83,729
Liberty Latin America Ltd. Class C *	39,329	339,016
Liquidity Services, Inc. *	6,539	107,893
Lumen Technologies, Inc.	281,655	636,540
Luna Innovations, Inc. *	8,391	76,526
Magnite, Inc. *	36,232	494,567
MediaAlpha, Inc. Class A *	7,196	74,191
Mondee Holdings, Inc. *	11,749	104,684
Nerdy, Inc. *	16,070	67,012
NETGEAR, Inc. *	8,143	115,305
Nextdoor Holdings, Inc. *	39,792	129,722
Ooma, Inc. *	5,971	89,386
Open Lending Corp. Class A *	29,019	304,990
Opendoor Technologies, Inc. *	149,232	599,913
OptimizeRx Corp. *	4,522	64,619
Overstock.com, Inc. *	12,286	400,155
Perficient, Inc. *	9,414	784,469
Preformed Line Products Co.	730	113,953
Q2 Holdings, Inc. *	15,455	477,559
QuinStreet, Inc. *	14,148	124,927
Quotient Technology, Inc. *	24,701	94,852
Revolve Group, Inc. *	11,485	188,354
Ribbon Communications, Inc. *	23,089	64,418
Rover Group, Inc. *	25,790	126,629
Scholastic Corp.	8,091	314,659
Shenandoah Telecommunications Co.	12,773	248,179
Shutterstock, Inc.	6,597	321,076
Sinclair, Inc.	10,484	144,889
Solo Brands, Inc. Class A *	5,125	29,007
Spok Holdings, Inc.	4,396	58,423
Sprinklr, Inc. Class A *	23,343	322,834
Squarespace, Inc. Class A *	12,572	396,521
Stagwell, Inc. *	29,071	209,602
Stitch Fix, Inc. Class A *	23,149	89,124
TechTarget, Inc. *	7,109	221,303
TEGNA, Inc.	61,265	994,944
Telephone & Data Systems, Inc.	26,743	220,095
Terran Orbital Corp. *	23,670	35,505
Thryv Holdings, Inc. *	7,997	196,726
Townsquare Media, Inc. Class A	2,508	29,870
TrueCar, Inc. *	24,636	55,677
Tucows, Inc. Class A *	2,783	77,200
Upwork, Inc. *	34,546	322,660
Urban One, Inc. *	4,210	25,238
Value Line, Inc.	334	15,331
Viavi Solutions, Inc. *	60,790	688,751
Vivid Seats, Inc. Class A *	6,633	52,533
WideOpenWest, Inc. *	15,069	127,182
Yelp, Inc. *	18,257	664,737
Ziff Davis, Inc. *	12,777	895,157

		24,503,345

Consumer, Cyclical - 11.6%
A-Mark Precious Metals, Inc.	4,974	186,202
Abercrombie & Fitch Co. Class A *	13,117	494,249
Academy Sports & Outdoors, Inc.	20,432	1,104,350
Accel Entertainment, Inc. *	14,056	148,431
Acushnet Holdings Corp.	9,067	495,784
Adient PLC *	26,358	1,010,039
Aeva Technologies, Inc. *	30,039	37,549
Allegiant Travel Co. *	4,301	543,130
America’s Car-Mart, Inc. *	1,621	161,743
American Axle & Manufacturing Holdings, Inc. *	31,386	259,562
American Eagle Outfitters, Inc.	49,754	587,097
Arko Corp.	21,757	172,968
Asbury Automotive Group, Inc. *	5,967	1,434,586
Aurora Innovation, Inc. *	82,919	243,782

	Shares	Value
Bally’s Corp. *	9,143	$142,265
Beacon Roofing Supply, Inc. *	13,811	1,146,037
Beazer Homes USA, Inc. *	8,418	238,145
Big 5 Sporting Goods Corp.	5,932	54,337
Big Lots, Inc.	9,888	87,311
Biglari Holdings, Inc. Class B *	230	45,342
BJ’s Restaurants, Inc. *	6,392	203,266
Bloomin’ Brands, Inc.	23,639	635,653
Blue Bird Corp. *	5,026	112,985
Bluegreen Vacations Holding Corp.	2,658	94,758
BlueLinx Holdings, Inc. *	2,289	214,662
Boot Barn Holdings, Inc. *	7,996	677,181
Bowlero Corp. *	8,239	95,902
Brinker International, Inc. *	11,930	436,638
Buckle, Inc.	7,959	275,381
Build-A-Bear Workshop, Inc.	3,742	80,154
Caleres, Inc.	9,093	217,596
Camping World Holdings, Inc. Class A	11,105	334,261
Carrols Restaurant Group, Inc. *	9,201	46,373
Carvana Co. *	3,721	96,448
Cato Corp. Class A	5,395	43,322
Cavco Industries, Inc. *	2,375	700,625
Century Casinos, Inc. *	7,401	52,547
Century Communities, Inc.	7,755	594,188
Cheesecake Factory, Inc.	12,932	447,189
Chico’s FAS, Inc. *	34,362	183,837
Children’s Place, Inc. *	3,065	71,139
Chuy’s Holdings, Inc. *	4,772	194,793
Cinemark Holdings, Inc. *	29,668	489,522
Clarus Corp.	6,816	62,298
Clean Energy Fuels Corp. *	47,494	235,570
Commercial Vehicle Group, Inc. *	8,348	92,663
CompX International, Inc.	719	15,674
Cooper-Standard Holdings, Inc. *	736	10,495
Cracker Barrel Old Country Store, Inc.	5,996	558,707
Daktronics, Inc. *	9,866	63,142
Dana, Inc.	36,836	626,212
Dave & Buster’s Entertainment, Inc. *	11,692	520,996
Denny’s Corp. *	14,657	180,574
Designer Brands, Inc. Class A	13,394	135,279
Destination XL Group, Inc. *	15,629	76,582
Dillard’s, Inc. Class A	1,036	338,026
Dine Brands Global, Inc.	4,348	252,314
Dorman Products, Inc. *	7,162	564,580
Douglas Dynamics, Inc.	5,789	172,975
Dragonfly Energy Holdings Corp. *	4,273	6,324
Dream Finders Homes, Inc. Class A *	6,969	171,368
Duluth Holdings, Inc. Class B *	3,374	21,189
El Pollo Loco Holdings, Inc.	6,163	54,050
Envela Corp. *	831	6,116
Escalade, Inc.	1,761	23,509
Ethan Allen Interiors, Inc.	6,270	177,316
Everi Holdings, Inc. *	23,005	332,652
EVgo, Inc. *	20,621	82,484
EVI Industries, Inc. *	1,044	22,968
Fiesta Restaurant Group, Inc. *	3,847	30,545
First Watch Restaurant Group, Inc. *	4,458	75,340
FirstCash, Inc.	10,105	943,100
Fisker, Inc. *	53,146	299,743
Foot Locker, Inc.	21,834	591,920
Forestar Group, Inc. *	4,745	107,000
Fossil Group, Inc. *	14,174	36,427
Fox Factory Holding Corp. *	11,654	1,264,576
Franchise Group, Inc.	7,091	203,086
Frontier Group Holdings, Inc. *	10,591	102,415
Full House Resorts, Inc. *	9,322	62,457
Funko, Inc. Class A *	9,070	98,137
G-III Apparel Group Ltd. *	11,416	219,986
Genesco, Inc. *	3,464	86,739
Gentherm, Inc. *	9,006	508,929

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Global Business Travel Group I *	8,135	$58,816
Global Industrial Co.	3,607	100,166
GMS, Inc. *	11,290	781,268
Golden Entertainment, Inc. *	5,662	236,672
Goodyear Tire & Rubber Co. *	77,495	1,060,132
Green Brick Partners, Inc. *	7,386	419,525
Group 1 Automotive, Inc.	3,823	986,716
GrowGeneration Corp. *	17,333	58,932
Guess?, Inc.	8,388	163,147
H&E Equipment Services, Inc.	8,812	403,149
Hanesbrands, Inc.	100,081	454,368
Haverty Furniture Cos., Inc.	3,582	108,248
Hawaiian Holdings, Inc. *	15,025	161,819
Hibbett, Inc.	3,533	128,213
Hilton Grand Vacations, Inc. *	23,357	1,061,342
HNI Corp.	13,194	371,807
Holley, Inc. *	13,491	55,178
Hooker Furnishings Corp.	2,387	44,541
Hovnanian Enterprises, Inc. Class A *	1,399	138,795
Hudson Technologies, Inc. *	11,587	111,467
Hyliion Holdings Corp. *	40,985	68,445
IMAX Corp. *	12,581	213,751
indie Semiconductor, Inc. Class A * (China)	36,666	344,660
Installed Building Products, Inc.	6,476	907,676
Interface, Inc.	16,564	145,598
International Game Technology PLC	29,254	932,910
iRobot Corp. *	7,514	340,009
J Jill, Inc. *	367	7,865
Jack in the Box, Inc.	5,609	547,046
JAKKS Pacific, Inc. *	1,543	30,814
JetBlue Airways Corp. *	90,081	798,118
Johnson Outdoors, Inc. Class A	1,483	91,130
KB Home	20,384	1,054,057
Kontoor Brands, Inc.	15,124	636,720
Kura Sushi USA, Inc. Class A *	1,586	147,419
La-Z-Boy, Inc.	11,979	343,079
Landsea Homes Corp. *	3,087	28,833
Lazydays Holdings, Inc. *	3,740	43,234
LCI Industries	6,732	850,656
Leslie’s, Inc. *	48,801	458,241
LGI Homes, Inc. *	5,647	761,724
Liberty Media Corp. - Liberty Braves Class A *	2,808	114,903
Liberty Media Corp. - Liberty Braves Class C *	10,412	412,523
Life Time Group Holdings, Inc. *	12,496	245,796
Light & Wonder, Inc. *	25,393	1,746,023
Lindblad Expeditions Holdings, Inc. *	9,393	102,196
Lions Gate Entertainment Corp. Class A *	15,888	140,291
Lions Gate Entertainment Corp. Class B *	31,197	260,495
Livewire Group, Inc. * (Cayman)	2,710	32,005
Loop Media, Inc. *	9,470	22,633
Lovesac Co. *	4,381	118,068
Luminar Technologies, Inc. *	74,013	509,209
M/I Homes, Inc. *	6,933	604,488
Madison Square Garden Entertainment Corp. *	11,722	394,094
Malibu Boats, Inc. Class A *	5,379	315,532
Marcus Corp.	5,942	88,120
Marine Products Corp.	2,063	34,782
MarineMax, Inc. *	5,854	199,973
MasterCraft Boat Holdings, Inc. *	4,460	136,699
MDC Holdings, Inc.	15,938	745,420
Meritage Homes Corp.	9,773	1,390,405
Methode Electronics, Inc.	9,523	319,211
Microvast Holdings, Inc. *	35,930	57,488
Miller Industries, Inc.	3,086	109,460
MillerKnoll, Inc.	22,149	327,362
Monarch Casino & Resort, Inc.	3,702	260,806
Movado Group, Inc.	3,883	104,181

	Shares	Value
MRC Global, Inc. *	23,331	$234,943
National Vision Holdings, Inc. *	20,998	510,041
Nikola Corp. *	164,338	226,786
Noodles & Co. *	11,028	37,275
Nu Skin Enterprises, Inc. Class A	13,947	463,040
ODP Corp. *	10,198	477,470
ONE Group Hospitality, Inc. *	5,568	40,758
OneSpaWorld Holdings Ltd. * (Bahamas)	20,015	242,182
OneWater Marine, Inc. Class A *	3,002	108,793
OPENLANE, Inc. *	29,195	444,348
Oxford Industries, Inc.	4,055	399,093
Papa John’s International, Inc.	9,508	701,976
Patrick Industries, Inc.	5,943	475,440
PC Connection, Inc.	2,813	126,866
PetMed Express, Inc.	5,625	77,569
Portillo’s, Inc. Class A *	11,218	252,742
Potbelly Corp. *	6,190	54,348
PriceSmart, Inc.	6,894	510,570
Proterra, Inc. *	61,591	73,909
Purple Innovation, Inc.	16,412	45,625
RCI Hospitality Holdings, Inc.	2,406	182,832
Red Robin Gourmet Burgers, Inc. *	4,105	56,772
Red Rock Resorts, Inc. Class A	13,712	641,447
Reservoir Media, Inc. *	5,058	30,449
Resideo Technologies, Inc. *	39,132	691,071
REV Group, Inc.	8,098	107,380
Rocky Brands, Inc.	1,966	41,286
Rush Enterprises, Inc. Class A	11,240	682,718
Rush Enterprises, Inc. Class B	1,632	111,074
Rush Street Interactive, Inc. *	15,494	48,341
Sally Beauty Holdings, Inc. *	28,605	353,272
ScanSource, Inc. *	7,177	212,152
SeaWorld Entertainment, Inc. *	10,827	606,420
SES AI Corp. *	33,991	82,938
Shake Shack, Inc. Class A *	10,396	807,977
Shoe Carnival, Inc.	4,250	99,790
Shyft Group, Inc.	9,179	202,489
Signet Jewelers Ltd. (NYSE)	12,106	790,038
Six Flags Entertainment Corp. *	18,978	493,048
Skyline Champion Corp. *	14,537	951,447
SkyWest, Inc. *	13,189	537,056
Sleep Number Corp. *	6,003	163,762
Snap One Holdings Corp. *	6,258	72,906
Solid Power, Inc. *	43,183	109,685
Sonic Automotive, Inc. Class A	4,790	228,339
Sonos, Inc. *	34,594	564,920
Sovos Brands, Inc. *	11,048	216,099
Sphere Entertainment Co. *	7,019	192,250
Spirit Airlines, Inc.	29,737	510,287
Sportsman’s Warehouse Holdings, Inc. *	10,339	58,932
Standard Motor Products, Inc.	5,668	212,663
Steelcase, Inc. Class A	24,411	188,209
Steven Madden Ltd.	20,726	677,533
Sun Country Airlines Holdings, Inc. *	9,977	224,283
Super Group SGHC Ltd. * (Guernsey)	34,549	100,192
Sweetgreen, Inc. Class A *	26,395	338,384
Taylor Morrison Home Corp. *	28,269	1,378,679
ThredUp, Inc. Class A *	19,238	46,941
Tile Shop Holdings, Inc. *	8,920	49,417
Tilly’s, Inc. Class A *	6,305	44,198
Titan International, Inc. *	14,386	165,151
Titan Machinery, Inc. *	6,043	178,269
Topgolf Callaway Brands Corp. *	39,227	778,656
Torrid Holdings, Inc. *	3,599	10,113
Traeger, Inc. *	9,951	42,292
Tri Pointe Homes, Inc. *	27,141	891,853
TuSimple Holdings, Inc. Class A *	46,369	76,973
UniFirst Corp.	4,072	631,201
United Homes Group, Inc. *	2,451	27,353
Urban Outfitters, Inc. *	17,046	564,734

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Vera Bradley, Inc. *	6,105	$39,011
Veritiv Corp.	3,636	456,718
Virgin Galactic Holdings, Inc. *	72,788	282,417
Vista Outdoor, Inc. *	15,438	427,169
Visteon Corp. *	7,682	1,103,212
Vizio Holding Corp. Class A *	19,665	132,739
VOXX International Corp. *	4,794	59,829
VSE Corp.	3,009	164,562
Wabash National Corp.	12,847	329,397
Warby Parker, Inc. Class A *	22,961	268,414
Weyco Group, Inc.	1,051	28,051
Winmark Corp.	737	245,030
Winnebago Industries, Inc.	7,966	531,253
Wolverine World Wide, Inc.	22,006	323,268
Workhorse Group, Inc. *	50,408	43,936
XPEL, Inc. *	6,285	529,323
Xperi, Inc. *	11,679	153,579
Xponential Fitness, Inc. Class A *	6,425	110,831
Zumiez, Inc. *	4,234	70,538

		76,051,563

Consumer, Non-Cyclical - 24.2%
23andMe Holding Co. Class A *	71,199	124,598
2seventy bio, Inc. *	13,604	137,672
2U, Inc. *	22,224	89,563
4D Molecular Therapeutics, Inc. *	8,593	155,276
89bio, Inc. *	16,692	316,313
Aadi Bioscience, Inc. *	4,854	33,201
Aaron’s Co., Inc.	8,577	121,279
ABM Industries, Inc.	17,969	766,378
Acacia Research Corp. *	9,931	41,313
ACADIA Pharmaceuticals, Inc. *	32,550	779,572
ACCO Brands Corp.	26,556	138,357
Accolade, Inc. *	17,948	241,760
Accuray, Inc. *	23,942	92,656
Aclaris Therapeutics, Inc. *	18,900	195,993
Acrivon Therapeutics, Inc. *	3,469	44,958
Actinium Pharmaceuticals, Inc. *	6,707	49,766
AdaptHealth Corp. *	20,246	246,394
Adaptive Biotechnologies Corp. *	31,382	210,573
Addus HomeCare Corp. *	4,172	386,744
Adicet Bio, Inc. *	8,114	19,717
ADMA Biologics, Inc. *	57,137	210,836
Adtalem Global Education, Inc. *	12,073	414,587
Aerovate Therapeutics, Inc. *	2,539	43,544
Agenus, Inc. *	93,420	149,472
Agiliti, Inc. *	7,750	127,875
Agios Pharmaceuticals, Inc. *	15,494	438,790
AirSculpt Technologies, Inc.	2,943	25,369
Akero Therapeutics, Inc. *	12,520	584,559
Akoya Biosciences, Inc. *	4,926	36,403
Alarm.com Holdings, Inc. *	12,995	671,582
Aldeyra Therapeutics, Inc. *	12,256	102,828
Alector, Inc. *	16,790	100,908
Alico, Inc.	2,189	55,732
Alight, Inc. Class A *	105,755	977,176
Alkermes PLC *	44,827	1,403,085
Allakos, Inc. *	17,704	77,189
Allogene Therapeutics, Inc. *	22,463	111,641
Allovir, Inc. *	11,603	39,450
Alphatec Holdings, Inc. *	20,735	372,815
Alpine Immune Sciences, Inc. *	8,597	88,377
Alta Equipment Group, Inc.	6,047	104,795
Altimmune, Inc. *	12,878	45,459
ALX Oncology Holdings, Inc. *	5,781	43,415
American Well Corp. Class A *	67,311	141,353
Amicus Therapeutics, Inc. *	76,937	966,329
AMN Healthcare Services, Inc. *	11,263	1,229,019
Amneal Pharmaceuticals, Inc. *	32,772	101,593
Amphastar Pharmaceuticals, Inc. *	10,639	611,423

	Shares	Value
Amylyx Pharmaceuticals, Inc. *	13,771	$297,040
AnaptysBio, Inc. *	5,435	110,548
Anavex Life Sciences Corp. *	19,000	154,470
Andersons, Inc.	8,672	400,213
AngioDynamics, Inc. *	10,544	109,974
ANI Pharmaceuticals, Inc. *	3,417	183,937
Anika Therapeutics, Inc. *	3,717	96,568
Annexon, Inc. *	17,013	59,886
API Group Corp. *	56,452	1,538,882
Arbutus Biopharma Corp. *	30,997	71,293
Arcellx, Inc. *	10,167	321,481
Arcturus Therapeutics Holdings, Inc. *	6,511	186,735
Arcus Biosciences, Inc. *	14,271	289,844
Arcutis Biotherapeutics, Inc. *	14,169	135,031
Ardelyx, Inc. *	56,681	192,149
Arlo Technologies, Inc. *	23,889	260,629
Arrowhead Pharmaceuticals, Inc. *	27,834	992,560
ARS Pharmaceuticals, Inc. *	6,025	40,368
Artivion, Inc. *	10,719	184,260
Arvinas, Inc. *	13,423	333,159
ASGN, Inc. *	13,143	994,005
Assertio Holdings, Inc. *	13,617	73,804
Astria Therapeutics, Inc. *	6,612	55,078
Atara Biotherapeutics, Inc. *	25,754	41,464
Atea Pharmaceuticals, Inc. *	21,675	81,065
AtriCure, Inc. *	12,809	632,252
Atrion Corp.	361	204,218
Aura Biosciences, Inc. *	7,457	92,094
Aurinia Pharmaceuticals, Inc. * (Canada)	36,509	353,407
Avanos Medical, Inc. *	12,690	324,356
Aveanna Healthcare Holdings, Inc. *	15,325	25,899
Avid Bioservices, Inc. *	16,291	227,585
Avidity Biosciences, Inc. *	19,253	213,516
Avita Medical, Inc. *	6,750	114,818
Axogen, Inc. *	11,451	104,548
Axonics, Inc. *	13,269	669,686
Axsome Therapeutics, Inc. *	8,862	636,823
B&G Foods, Inc.	19,313	268,837
Babylon Holdings Ltd. Class A * (United Kingdom)	1,198	87
Bakkt Holdings, Inc. *	22,825	28,075
Barrett Business Services, Inc.	1,784	155,565
Beam Therapeutics, Inc. *	19,031	607,660
Beauty Health Co. *	23,615	197,658
BellRing Brands, Inc. *	36,221	1,325,689
Benson Hill, Inc. *	48,043	62,456
Beyond Air, Inc. *	6,824	29,070
Beyond Meat, Inc. *	16,288	211,418
BioAtla, Inc. *	11,616	34,848
BioCryst Pharmaceuticals, Inc. *	50,952	358,702
Biohaven Ltd. *	16,370	391,570
BioLife Solutions, Inc. *	9,481	209,530
Biomea Fusion, Inc. *	5,321	116,796
Biote Corp. Class A *	2,509	16,961
Bioxcel Therapeutics, Inc. *	5,161	34,372
Bluebird Bio, Inc. *	29,315	96,446
Blueprint Medicines Corp. *	16,697	1,055,250
BRC, Inc. Class A *	10,298	53,138
Bridgebio Pharma, Inc. *	30,909	531,635
Bright Green Corp. *	15,824	15,982
BrightView Holdings, Inc. *	11,545	82,893
Brink’s Co.	12,672	859,542
Brookdale Senior Living, Inc. *	48,455	204,480
Butterfly Network, Inc. *	39,616	91,117
Cabaletta Bio, Inc. *	6,741	87,026
Cadiz, Inc. *	11,057	44,891
Cal-Maine Foods, Inc.	10,220	459,900
Calavo Growers, Inc.	4,921	142,807
Cano Health, Inc. *	64,630	89,836
Cara Therapeutics, Inc. *	12,408	35,115

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
CareDx, Inc. *	14,543	$123,616
CareMax, Inc. *	20,803	64,697
Caribou Biosciences, Inc. *	15,527	65,990
Carisma Therapeutics, Inc.	7,211	63,240
Carriage Services, Inc.	3,507	113,872
Cass Information Systems, Inc.	3,612	140,073
Cassava Sciences, Inc. *	10,696	262,266
Castle Biosciences, Inc. *	6,778	92,994
Catalyst Pharmaceuticals, Inc. *	26,621	357,786
CBIZ, Inc. *	13,042	694,878
Celcuity, Inc. *	4,441	48,762
Celldex Therapeutics, Inc. *	12,962	439,801
Central Garden & Pet Co. *	2,832	109,797
Central Garden & Pet Co. Class A *	10,573	385,492
Century Therapeutics, Inc. *	6,092	19,251
Cerevel Therapeutics Holdings, Inc. *	16,678	530,194
Cerus Corp. *	48,351	118,943
Chefs’ Warehouse, Inc. *	9,953	355,919
Chegg, Inc. *	32,964	292,720
Chinook Therapeutics, Inc. *	15,650	601,273
Cimpress PLC * (Ireland)	4,842	288,002
Cipher Mining, Inc. *	11,672	33,382
Citius Pharmaceuticals, Inc. *	30,842	37,010
ClearPoint Neuro, Inc. *	5,685	41,159
Coca-Cola Consolidated, Inc.	1,279	813,470
Cogent Biosciences, Inc. *	18,612	220,366
Coherus Biosciences, Inc. *	22,075	94,260
Collegium Pharmaceutical, Inc. *	8,932	191,949
Community Health Systems, Inc. *	35,405	155,782
Compass Therapeutics, Inc. *	23,787	75,643
CompoSecure, Inc. *	3,159	21,671
CONMED Corp.	8,367	1,136,992
Corcept Therapeutics, Inc. *	22,991	511,550
CoreCivic, Inc. *	32,617	306,926
CorMedix, Inc. *	11,550	45,796
CorVel Corp. *	2,363	457,240
Coursera, Inc. *	35,323	459,905
CPI Card Group, Inc. *	952	22,134
CRA International, Inc.	1,840	187,680
Crinetics Pharmaceuticals, Inc. *	14,198	255,848
Cross Country Healthcare, Inc. *	9,393	263,755
Cue Biopharma, Inc. *	8,606	31,412
Cullinan Oncology, Inc. *	6,382	68,670
Custom Truck One Source, Inc. *	15,744	106,115
Cutera, Inc. *	4,734	71,625
CVRx, Inc. *	2,942	45,424
Cymabay Therapeutics, Inc. *	25,898	283,583
Cytek Biosciences, Inc. *	32,763	279,796
Cytokinetics, Inc. *	25,558	833,702
Day One Biopharmaceuticals, Inc. *	13,327	159,124
Deciphera Pharmaceuticals, Inc. *	13,903	195,754
Deluxe Corp.	12,645	221,035
Denali Therapeutics, Inc. *	31,678	934,818
Design Therapeutics, Inc. *	9,609	60,537
DICE Therapeutics, Inc. *	10,844	503,812
Disc Medicine, Inc. *	2,085	92,574
Distribution Solutions Group, Inc. *	1,588	82,671
DocGo, Inc. *	22,021	206,337
Dole PLC	18,666	252,364
Duckhorn Portfolio, Inc. *	11,347	147,171
Dynavax Technologies Corp. *	34,448	445,068
Dyne Therapeutics, Inc. *	11,359	127,789
Eagle Pharmaceuticals, Inc. *	2,602	50,583
Edgewell Personal Care Co.	13,942	575,944
Edgewise Therapeutics, Inc. *	11,607	89,954
Editas Medicine, Inc. *	19,015	156,493
elf Beauty, Inc. *	13,629	1,556,841
Embecta Corp.	15,577	336,463
Emerald Holding, Inc. *	3,581	14,682
Emergent BioSolutions, Inc. *	14,083	103,510

	Shares	Value
Enanta Pharmaceuticals, Inc. *	5,538	$118,513
Enhabit, Inc. *	13,216	151,984
Enliven Therapeutics, Inc. *	6,174	126,011
Ennis, Inc.	7,255	147,857
Ensign Group, Inc.	14,587	1,392,475
Entrada Therapeutics, Inc. *	5,715	86,525
EQRx, Inc. *	86,081	160,111
Erasca, Inc. *	22,117	61,043
European Wax Center, Inc. Class A *	9,887	184,195
EVERTEC, Inc.	17,910	659,625
Evolus, Inc. *	10,779	78,363
Eyenovia, Inc. *	6,160	14,599
EyePoint Pharmaceuticals, Inc. *	6,947	60,439
Fate Therapeutics, Inc. *	23,469	111,712
Fennec Pharmaceuticals, Inc. * (Canada)	4,558	40,247
FibroGen, Inc. *	24,328	65,686
First Advantage Corp. *	16,191	249,503
FiscalNote Holdings, Inc. *	17,475	63,609
Flywire Corp. *	26,414	819,891
Foghorn Therapeutics, Inc. *	5,573	39,234
Forafric Global PLC * (Gibraltar)	571	6,264
Forrester Research, Inc. *	3,244	94,368
Franklin Covey Co. *	3,488	152,356
Fresh Del Monte Produce, Inc.	8,627	221,800
Fresh Market, Inc. (Escrow)* Ω ±	19,545	-
Fulgent Genetics, Inc. *	5,932	219,662
Genelux Corp. *	722	23,624
Generation Bio Co. *	13,156	72,358
GEO Group, Inc. *	33,214	237,812
Geron Corp. *	133,606	428,875
Glaukos Corp. *	12,584	896,107
Graham Holdings Co. Class B	996	569,194
Graphite Bio, Inc. *	6,680	17,368
Green Dot Corp. Class A *	13,260	248,492
Gritstone bio, Inc. *	23,677	46,170
Guardant Health, Inc. *	30,039	1,075,396
Hackett Group, Inc.	6,645	148,516
Haemonetics Corp. *	13,646	1,161,820
Hain Celestial Group, Inc. *	23,949	299,602
Halozyme Therapeutics, Inc. *	36,199	1,305,698
Harmony Biosciences Holdings, Inc. *	8,808	309,954
Harrow Health, Inc. *	6,782	129,129
Harvard Bioscience, Inc. *	9,903	54,367
Healthcare Services Group, Inc.	20,431	305,035
HealthEquity, Inc. *	22,916	1,446,916
Heidrick & Struggles International, Inc.	5,551	146,935
Helen of Troy Ltd. *	6,422	693,704
Herbalife Ltd. *	27,888	369,237
Herc Holdings, Inc.	7,711	1,055,250
Heron Therapeutics, Inc. *	28,366	32,905
HF Foods Group, Inc. *	10,129	47,505
HilleVax, Inc. *	5,782	99,393
HireQuest, Inc.	1,321	34,386
Hostess Brands, Inc. *	35,765	905,570
Humacyte, Inc. *	16,084	46,000
Huron Consulting Group, Inc. *	5,440	461,910
I3 Verticals, Inc. Class A *	6,213	142,029
ICF International, Inc.	5,198	646,579
Icosavax, Inc. *	7,606	75,528
Ideaya Biosciences, Inc. *	14,619	343,547
IGM Biosciences, Inc. *	3,557	32,831
Ikena Oncology, Inc. *	5,262	34,519
Immuneering Corp. Class A *	5,394	54,695
ImmunityBio, Inc. *	29,909	83,147
ImmunoGen, Inc. *	66,035	1,246,080
Immunovant, Inc. *	14,468	274,458
Inari Medical, Inc. *	14,232	827,448
Information Services Group, Inc.	9,851	52,801
InfuSystem Holdings, Inc. *	3,934	37,884
Ingles Markets, Inc. Class A	3,806	314,566

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Inhibrx, Inc. *	9,411	$244,310
Inmode Ltd. *	20,771	775,797
Innovage Holding Corp. *	5,223	39,173
Innoviva, Inc. *	17,672	224,965
Inogen, Inc. *	6,640	76,692
Inozyme Pharma, Inc. *	8,784	48,927
Insmed, Inc. *	36,479	769,707
Insperity, Inc.	10,012	1,191,028
Integer Holdings Corp. *	8,890	787,743
Intellia Therapeutics, Inc. *	24,256	989,160
Inter Parfums, Inc.	5,021	678,990
Intercept Pharmaceuticals, Inc. *	6,425	71,061
Intra-Cellular Therapies, Inc. *	25,489	1,613,963
Invitae Corp. *	72,554	81,986
Iovance Biotherapeutics, Inc. *	56,298	396,338
iRadimed Corp.	2,073	98,965
iRhythm Technologies, Inc. *	8,262	861,892
Ironwood Pharmaceuticals, Inc. *	36,012	383,168
iTeos Therapeutics, Inc. *	6,653	88,086
IVERIC bio, Inc. *	37,695	1,482,921
J & J Snack Foods Corp.	4,111	651,018
Janux Therapeutics, Inc. *	4,413	52,382
John B Sanfilippo & Son, Inc.	2,349	275,467
John Wiley & Sons, Inc. Class A	11,553	393,149
Joint Corp. *	3,930	53,055
KalVista Pharmaceuticals, Inc. *	6,622	59,598
Karyopharm Therapeutics, Inc. *	30,474	54,548
Kelly Services, Inc. Class A	9,458	166,555
Keros Therapeutics, Inc. *	6,020	241,884
Kezar Life Sciences, Inc. *	19,013	46,582
Kforce, Inc.	5,345	334,918
Kiniksa Pharmaceuticals Ltd. Class A *	8,746	123,144
Kodiak Sciences, Inc. *	9,520	65,688
Korn Ferry	14,539	720,262
KORU Medical Systems, Inc. *	6,804	23,474
Krispy Kreme, Inc.	24,217	356,716
Krystal Biotech, Inc. *	5,825	683,855
Kura Oncology, Inc. *	17,822	188,557
Kymera Therapeutics, Inc. *	10,398	239,050
Lancaster Colony Corp.	5,218	1,049,288
Lantheus Holdings, Inc. *	18,383	1,542,701
Larimar Therapeutics, Inc. *	6,325	19,797
Laureate Education, Inc.	36,110	436,570
Legalzoom.com, Inc. *	28,130	339,810
LeMaitre Vascular, Inc.	5,430	365,330
Lexicon Pharmaceuticals, Inc. *	24,799	56,790
LifeStance Health Group, Inc. *	28,468	259,913
Ligand Pharmaceuticals, Inc. *	4,381	315,870
Limoneira Co.	3,965	61,695
Lincoln Educational Services Corp. *	3,896	26,259
Lineage Cell Therapeutics, Inc. *	31,120	43,879
Liquidia Corp. *	12,971	101,822
LivaNova PLC *	14,907	766,667
LiveRamp Holdings, Inc. *	17,831	509,253
Longboard Pharmaceuticals, Inc. *	3,716	27,275
Lyell Immunopharma, Inc. *	48,670	154,771
MacroGenics, Inc. *	16,274	87,066
Madrigal Pharmaceuticals, Inc. *	3,750	866,250
MannKind Corp. *	70,182	285,641
Marathon Digital Holdings, Inc. *	47,070	652,390
Marinus Pharmaceuticals, Inc. *	13,393	145,448
MarketWise, Inc.	8,455	16,910
Marqeta, Inc. Class A *	137,001	667,195
Matthews International Corp. Class A	8,087	344,668
MaxCyte, Inc. *	23,744	108,985
Medifast, Inc.	3,048	280,904
MeiraGTx Holdings PLC *	9,359	62,892
Merit Medical Systems, Inc. *	15,184	1,269,990
Merrimack Pharmaceuticals, Inc. *	2,525	31,058
Mersana Therapeutics, Inc. *	27,499	90,472

	Shares	Value
MGP Ingredients, Inc.	4,323	$459,448
MiMedx Group, Inc. *	31,650	209,207
Mineralys Therapeutics, Inc. *	3,713	63,307
Mirum Pharmaceuticals, Inc. *	7,218	186,730
Mission Produce, Inc. *	12,456	150,967
ModivCare, Inc. *	3,350	151,454
Monro, Inc.	8,610	349,824
Monte Rosa Therapeutics, Inc. *	8,298	56,841
Morphic Holding, Inc. *	8,174	468,615
Multiplan Corp. *	106,862	225,479
Myriad Genetics, Inc. *	21,786	504,999
Nano-X Imaging Ltd. * (Israel)	12,598	195,143
NanoString Technologies, Inc. *	12,958	52,480
Nathan’s Famous, Inc.	490	38,485
National Beverage Corp. *	6,592	318,723
National HealthCare Corp.	3,484	215,381
National Research Corp.	3,989	173,561
Natural Grocers by Vitamin Cottage, Inc. Class C	2,889	35,419
Nature’s Sunshine Products, Inc. *	3,409	46,533
Nautilus Biotechnology, Inc. SPAC *	13,513	52,295
Neogen Corp. *	58,807	1,279,052
NeoGenomics, Inc. *	34,677	557,259
Nevro Corp. *	10,272	261,114
NGM Biopharmaceuticals, Inc. *	11,285	29,228
Nkarta, Inc. *	9,173	20,089
Novavax, Inc. *	23,869	177,347
Nurix Therapeutics, Inc. *	12,900	128,871
Nuvalent, Inc. Class A *	6,420	270,731
NuVasive, Inc. *	14,520	603,887
Nuvation Bio, Inc. *	39,687	71,437
Nuvectis Pharma, Inc. *	1,636	26,127
Ocean Biomedical, Inc. *	1,777	10,680
Ocular Therapeutix, Inc. *	22,034	113,695
Olema Pharmaceuticals, Inc. *	7,332	66,208
Omega Therapeutics, Inc. *	6,249	34,994
Omeros Corp. *	16,105	87,611
OmniAb, Inc. *	25,195	126,731
Omnicell, Inc. *	12,376	911,740
OPKO Health, Inc. *	114,128	247,658
Optinose, Inc. *	16,504	20,300
Option Care Health, Inc. *	46,313	1,504,709
OraSure Technologies, Inc. *	20,519	102,800
Orchestra BioMed Holdings, Inc. *	628	4,396
Organogenesis Holdings, Inc. *	19,948	66,227
ORIC Pharmaceuticals, Inc. *	10,604	82,287
Orthofix Medical, Inc. *	9,501	171,588
OrthoPediatrics Corp. *	4,138	181,451
Oscar Health, Inc. Class A *	42,111	339,415
Outlook Therapeutics, Inc. *	40,599	70,642
Ovid therapeutics, Inc. *	14,981	49,138
Owens & Minor, Inc. *	20,967	399,212
P3 Health Partners, Inc. *	11,463	34,274
Pacific Biosciences of California, Inc. *	69,334	922,142
Pacira BioSciences, Inc. *	12,545	502,678
Paragon 28, Inc. *	12,892	228,704
Patterson Cos., Inc.	23,912	795,313
Payoneer Global, Inc. *	68,686	330,380
Paysafe Ltd. *	8,666	87,440
PDS Biotechnology Corp. *	7,081	35,617
Pediatrix Medical Group, Inc. *	21,990	312,478
Pennant Group, Inc. *	7,562	92,861
PepGen, Inc. *	3,473	31,049
Perdoceo Education Corp. *	17,601	215,964
Performant Financial Corp. *	17,570	47,439
PetIQ, Inc. *	7,522	114,109
Phathom Pharmaceuticals, Inc. *	6,496	93,023
Phibro Animal Health Corp. Class A	5,008	68,610
Pliant Therapeutics, Inc. *	15,236	276,076
PMV Pharmaceuticals, Inc. *	10,583	66,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Point Biopharma Global, Inc. SPAC *	24,011	$217,540
Poseida Therapeutics, Inc. *	17,865	31,442
Precigen, Inc. *	34,261	39,400
Prelude Therapeutics, Inc. *	2,107	9,482
Prestige Consumer Healthcare, Inc. *	13,334	792,440
Prime Medicine, Inc. *	10,696	156,696
Primo Water Corp.	42,625	534,517
Priority Technology Holdings, Inc. *	6,741	24,402
PROCEPT BioRobotics Corp. *	9,748	344,592
PROG Holdings, Inc. *	12,914	414,798
Progyny, Inc. *	21,582	849,036
ProKidney Corp. *	16,541	185,094
Protagonist Therapeutics, Inc. *	14,576	402,589
Protalix BioTherapeutics, Inc. *	13,792	27,584
Prothena Corp. PLC * (Ireland)	11,417	779,553
PTC Therapeutics, Inc. *	19,094	776,553
Pulmonx Corp. *	9,917	130,012
Pulse Biosciences, Inc. *	3,868	27,811
Quad/Graphics, Inc. *	10,046	37,773
Quanex Building Products Corp.	9,382	251,907
Quanterix Corp. *	9,476	213,684
Quantum-Si, Inc. *	29,849	53,430
Quipt Home Medical Corp. *	8,631	46,090
RadNet, Inc. *	13,742	448,264
Rain Oncology, Inc. *	15,622	18,746
Rallybio Corp. *	8,383	47,448
RAPT Therapeutics, Inc. *	8,381	156,725
Reata Pharmaceuticals, Inc. Class A *	7,885	803,955
Recursion Pharmaceuticals, Inc. Class A *	38,141	284,913
REGENXBIO, Inc. *	11,287	225,627
Relay Therapeutics, Inc. *	24,642	309,504
Remitly Global, Inc. *	23,903	449,854
Reneo Pharmaceuticals, Inc. *	2,156	14,143
Rent the Runway, Inc. Class A *	14,271	28,257
Repay Holdings Corp. *	21,953	171,892
Replimune Group, Inc. *	11,809	274,205
Resources Connection, Inc.	9,146	143,684
Revance Therapeutics, Inc. *	23,154	586,028
REVOLUTION Medicines, Inc. *	27,223	728,215
Rhythm Pharmaceuticals, Inc. *	13,849	228,370
Rigel Pharmaceuticals, Inc. *	46,759	60,319
Riot Platforms, Inc. *	43,301	511,818
Rocket Pharmaceuticals, Inc. *	15,018	298,408
RxSight, Inc. *	7,288	209,894
Sabre Corp. *	89,553	285,674
Sage Therapeutics, Inc. *	14,201	667,731
Sana Biotechnology, Inc. *	24,818	147,915
Sanara Medtech, Inc. *	893	35,809
Sangamo Therapeutics, Inc. *	39,707	51,619
Savara, Inc. *	20,057	64,082
Scholar Rock Holding Corp. *	7,566	57,048
Scilex Holding Co. *	18,410	102,544
scPharmaceuticals, Inc. *	7,529	76,721
SEACOR Marine Holdings, Inc. *	6,130	70,066
Seer, Inc. *	16,474	70,344
Select Medical Holdings Corp.	28,044	893,482
Selecta Biosciences, Inc. *	29,379	32,904
Semler Scientific, Inc. *	1,180	30,963
Seneca Foods Corp. Class A *	1,197	39,118
Seres Therapeutics, Inc. *	26,358	126,255
SI-BONE, Inc. *	9,359	252,506
SIGA Technologies, Inc.	13,267	66,998
Silk Road Medical, Inc. *	10,926	354,986
Simply Good Foods Co. *	24,193	885,222
SomaLogic, Inc. *	42,206	97,496
SoundThinking, Inc. *	2,409	52,661
SP Plus Corp. *	5,484	214,479
SpartanNash Co.	9,573	215,488
SpringWorks Therapeutics, Inc. *	16,414	430,375
Sprouts Farmers Market, Inc. *	28,781	1,057,126

	Shares	Value
STAAR Surgical Co. *	13,395	$704,175
Sterling Check Corp. *	6,714	82,314
Stoke Therapeutics, Inc. *	7,532	80,065
StoneCo Ltd. Class A * (Brazil)	79,924	1,018,232
Strategic Education, Inc.	6,158	417,759
Stride, Inc. *	11,368	423,231
Summit Therapeutics, Inc. *	31,083	78,018
SunOpta, Inc. * (Canada)	27,036	180,871
Supernus Pharmaceuticals, Inc. *	13,188	396,431
Surgery Partners, Inc. *	18,564	835,194
Surmodics, Inc. *	3,813	119,385
Sutro Biopharma, Inc. *	15,888	73,879
Syndax Pharmaceuticals, Inc. *	17,747	371,445
Tactile Systems Technology, Inc. *	6,234	155,414
Tango Therapeutics, Inc. *	13,129	43,588
Target Hospitality Corp. *	8,395	112,661
Taro Pharmaceutical Industries Ltd. *	2,130	80,791
Tarsus Pharmaceuticals, Inc. *	6,297	113,787
Tejon Ranch Co. *	5,981	102,933
Tela Bio, Inc. *	4,026	40,783
Tenaya Therapeutics, Inc. *	12,368	72,600
Terns Pharmaceuticals, Inc. *	11,451	100,196
Textainer Group Holdings Ltd. (China)	11,996	472,402
TG Therapeutics, Inc. *	37,680	935,971
Theravance Biopharma, Inc. *	17,771	183,930
Theseus Pharmaceuticals, Inc. *	5,260	49,076
Third Harmonic Bio, Inc. *	5,161	24,824
Thorne HealthTech, Inc. *	4,618	21,705
Transcat, Inc. *	2,020	172,326
TransMedics Group, Inc. *	8,531	716,433
Travere Therapeutics, Inc. *	19,685	302,362
Treace Medical Concepts, Inc. *	11,965	306,065
TreeHouse Foods, Inc. *	13,750	692,725
Trevi Therapeutics, Inc. *	10,876	25,994
TriNet Group, Inc. *	10,376	985,409
Triton International Ltd. (Bermuda)	14,920	1,242,239
TrueBlue, Inc. *	9,091	161,002
Turning Point Brands, Inc.	5,078	121,923
Twist Bioscience Corp. *	15,898	325,273
Tyra Biosciences, Inc. *	3,839	65,378
Udemy, Inc. *	23,307	250,084
UFP Technologies, Inc. *	1,872	362,887
United Natural Foods, Inc. *	16,345	319,545
Universal Corp.	6,409	320,065
Universal Technical Institute, Inc. *	8,476	58,569
Upbound Group, Inc.	15,310	476,600
UroGen Pharma Ltd. *	5,092	52,702
US Physical Therapy, Inc.	3,446	418,310
USANA Health Sciences, Inc. *	2,971	187,292
Utah Medical Products, Inc.	985	91,802
Utz Brands, Inc.	19,823	324,304
V2X, Inc. *	3,277	162,408
Vanda Pharmaceuticals, Inc. *	14,200	93,578
Varex Imaging Corp. *	10,049	236,855
Vaxcyte, Inc. *	25,137	1,255,342
Vaxxinity, Inc. Class A *	11,045	27,833
Vector Group Ltd.	38,892	498,207
Ventyx Biosciences, Inc. *	12,589	412,919
Vera Therapeutics, Inc. *	9,306	149,361
Veracyte, Inc. *	19,793	504,128
Vericel Corp. *	12,677	476,275
Verrica Pharmaceuticals, Inc. *	5,294	30,546
Verve Therapeutics, Inc. *	13,763	258,056
Viad Corp. *	5,741	154,318
Vicarious Surgical, Inc. *	18,531	33,912
Viemed Healthcare, Inc. *	7,495	73,301
ViewRay, Inc. *	39,648	13,964
Vigil Neuroscience, Inc. *	4,068	38,239
Viking Therapeutics, Inc. *	25,775	417,813
Village Super Market, Inc. Class A	2,310	52,714

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Vir Biotechnology, Inc. *	22,936	$562,620
Viridian Therapeutics, Inc. *	11,409	271,420
Vita Coco Co., Inc. *	7,497	201,444
Vital Farms, Inc. *	8,027	96,244
Vor BioPharma, Inc. *	10,063	31,095
Voyager Therapeutics, Inc. *	8,477	97,062
Waldencast PLC Class A *	3,899	30,139
WaVe Life Sciences Ltd. *	15,422	56,136
WD-40 Co.	3,696	697,250
Weis Markets, Inc.	4,410	283,166
Westrock Coffee Co. *	7,316	79,525
Willdan Group, Inc. *	4,234	81,123
WW International, Inc. *	15,006	100,840
X4 Pharmaceuticals, Inc. *	33,620	65,223
Xencor, Inc. *	15,446	385,687
Xeris Biopharma Holdings, Inc. *	37,515	98,289
XOMA Corp. *	1,671	31,565
Y-mAbs Therapeutics, Inc. *	9,957	67,608
Zentalis Pharmaceuticals, Inc. *	13,253	373,867
Zevia PBC Class A *	6,773	29,192
Zevra Therapeutics, Inc. *	9,296	47,410
Zimvie, Inc. *	6,970	78,273
ZipRecruiter, Inc. Class A *	19,363	343,887
Zura Bio Ltd. * (United Kingdom)	1,989	16,310
Zymeworks, Inc. *	16,098	139,087
Zynex, Inc. *	6,493	62,268

		158,930,040

Energy - 6.9%
Alpha Metallurgical Resources, Inc.	3,633	597,120
Amplify Energy Corp. *	9,684	65,561
Arch Resources, Inc.	5,027	566,845
Archrock, Inc.	37,344	382,776
Aris Water Solutions, Inc. Class A	8,175	84,366
Array Technologies, Inc. *	41,087	928,566
Atlas Energy Solutions, Inc. Class A	4,681	81,262
Berry Corp.	19,990	137,531
Borr Drilling Ltd. * (Mexico)	61,459	462,786
Bristow Group, Inc. *	6,213	178,500
California Resources Corp.	20,112	910,872
Callon Petroleum Co. *	17,094	599,487
ChampionX Corp.	54,576	1,694,039
Chord Energy Corp.	11,353	1,746,091
Civitas Resources, Inc.	19,663	1,364,022
Cleanspark, Inc. *	20,273	86,971
CNX Resources Corp. *	45,574	807,571
Comstock Resources, Inc.	24,771	287,344
CONSOL Energy, Inc.	9,264	628,192
Core Laboratories, Inc.	13,358	310,574
Crescent Energy Co. Class A	11,431	119,111
CVR Energy, Inc.	8,751	262,180
Delek US Holdings, Inc.	19,607	469,588
Denbury, Inc. *	13,495	1,164,079
Diamond Offshore Drilling, Inc. *	27,758	395,274
DMC Global, Inc. *	5,294	94,021
Dril-Quip, Inc. *	8,931	207,824
Earthstone Energy, Inc. Class A *	15,106	215,865
Empire Petroleum Corp. *	2,766	25,171
Energy Vault Holdings, Inc. *	27,544	75,195
Eneti, Inc.	6,442	78,013
Enviva, Inc.	9,490	102,967
Eos Energy Enterprises, Inc. *	29,755	129,137
Equitrans Midstream Corp.	118,061	1,128,663
Evolution Petroleum Corp.	7,880	63,592
Excelerate Energy, Inc. Class A	5,325	108,257
Expro Group Holdings NV *	23,434	415,250
Fluence Energy, Inc. *	10,582	281,904
Forum Energy Technologies, Inc. *	2,275	58,217
FuelCell Energy, Inc. *	111,523	240,890

	Shares	Value
FutureFuel Corp.	7,097	$62,808
Gevo, Inc. *	70,791	107,602
Golar LNG Ltd. (Cameroon)	27,268	549,996
Granite Ridge Resources, Inc.	6,005	39,813
Green Plains, Inc. *	10,265	330,944
Gulfport Energy Corp. *	2,878	302,391
Hallador Energy Co. *	5,529	47,384
Helix Energy Solutions Group, Inc. *	38,090	281,104
Helmerich & Payne, Inc.	28,017	993,203
HighPeak Energy, Inc.	2,892	31,465
Kinetik Holdings, Inc.	4,740	166,564
KLX Energy Services Holdings, Inc. *	3,095	30,114
Kosmos Energy Ltd. * (Ghana)	123,293	738,525
Liberty Energy, Inc.	45,534	608,790
Magnolia Oil & Gas Corp. Class A	48,873	1,021,446
Mammoth Energy Services, Inc. *	5,587	26,985
Matador Resources Co.	30,878	1,615,537
Maxeon Solar Technologies Ltd. *	7,282	205,061
Montauk Renewables, Inc. *	18,769	139,641
Murphy Oil Corp.	40,435	1,548,661
Nabors Industries Ltd. *	2,509	233,412
NACCO Industries, Inc. Class A	1,080	37,433
Newpark Resources, Inc. *	21,149	110,609
NextDecade Corp. *	8,872	72,839
NexTier Oilfield Solutions, Inc. *	52,290	467,473
Noble Corp. PLC *	29,246	1,208,152
Northern Oil & Gas, Inc.	20,555	705,448
NOW, Inc. *	29,266	303,196
Oceaneering International, Inc. *	27,215	508,921
Oil States International, Inc. *	17,196	128,454
Par Pacific Holdings, Inc. *	15,334	408,038
Patterson-UTI Energy, Inc.	58,393	698,964
PBF Energy, Inc. Class A	31,738	1,299,354
Peabody Energy Corp.	34,268	742,245
Permian Resources Corp.	69,885	765,940
PrimeEnergy Resources Corp. *	75	6,902
ProFrac Holding Corp. Class A *	6,958	77,651
ProPetro Holding Corp. *	26,847	221,219
Ramaco Resources, Inc. Class A	6,187	52,218
Ramaco Resources, Inc. Class B *	1,237	13,129
Ranger Energy Services, Inc. *	2,906	29,757
REX American Resources Corp. *	4,754	165,487
Riley Exploration Permian, Inc.	2,803	100,123
Ring Energy, Inc. *	29,944	51,204
RPC, Inc.	21,688	155,069
SandRidge Energy, Inc.	5,917	90,234
Seadrill Ltd. * (Bermuda)	14,029	578,977
Select Water Solutions, Inc.	22,204	179,852
Shoals Technologies Group, Inc. Class A *	46,912	1,199,071
SilverBow Resources, Inc. *	4,715	137,301
Sitio Royalties Corp. Class A	22,033	578,807
SM Energy Co.	32,846	1,038,919
Solaris Oilfield Infrastructure, Inc. Class A	8,990	74,887
Stem, Inc. *	40,545	231,917
SunCoke Energy, Inc.	23,274	183,166
Sunnova Energy International, Inc. *	28,172	515,829
SunPower Corp. *	25,108	246,058
Talos Energy, Inc. *	30,270	419,845
Tellurian, Inc. *	143,054	201,706
TETRA Technologies, Inc. *	34,967	118,188
Tidewater, Inc. *	12,663	702,037
TPI Composites, Inc. *	11,288	117,057
US Silica Holdings, Inc. *	19,962	242,139
VAALCO Energy, Inc.	29,265	110,036
Valaris Ltd. *	16,697	1,050,742
Verde Clean Fuels, Inc. *	1,130	7,356
Vertex Energy, Inc. *	18,034	112,713
Vital Energy, Inc. *	4,556	205,703
Vitesse Energy, Inc.	6,654	149,050
W&T Offshore, Inc. *	26,922	104,188

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Warrior Met Coal, Inc.	14,191	$552,739
Weatherford International PLC *	19,549	1,298,445

		45,413,907

Financial - 19.9%
1st Source Corp.	4,422	185,414
Acadia Realty Trust REIT	24,153	347,562
ACNB Corp.	2,162	71,714
AFC Gamma, Inc. REIT	4,115	51,232
Alerus Financial Corp.	5,194	93,388
Alexander & Baldwin, Inc. REIT *	19,821	368,274
Alexander’s, Inc. REIT	658	120,980
Alpine Income Property Trust, Inc. REIT	3,888	63,180
AlTi Global, Inc. *	5,444	41,701
Amalgamated Financial Corp.	5,172	83,217
Ambac Financial Group, Inc. *	12,470	177,573
Amerant Bancorp, Inc.	7,762	133,429
American Assets Trust, Inc. REIT	13,629	261,677
American Equity Investment Life Holding Co.	21,091	1,099,052
American National Bankshares, Inc.	2,720	78,826
American Realty Investors, Inc. *	308	6,708
Ameris Bancorp	17,990	615,438
AMERISAFE, Inc.	5,085	271,132
Ames National Corp.	1,904	34,329
Angel Oak Mortgage REIT, Inc.	3,681	30,331
Anywhere Real Estate, Inc. *	32,222	215,243
Apartment Investment & Management Co. Class A REIT	40,850	348,042
Apollo Commercial Real Estate Finance, Inc. REIT	37,921	429,266
Apple Hospitality REIT, Inc.	58,715	887,184
Applied Digital Corp. *	18,677	174,630
Arbor Realty Trust, Inc. REIT	44,628	661,387
Ares Commercial Real Estate Corp. REIT	14,675	148,951
Argo Group International Holdings Ltd.	8,821	261,190
Armada Hoffler Properties, Inc. REIT	18,168	212,202
ARMOUR Residential REIT, Inc.	53,540	285,368
Arrow Financial Corp.	4,299	86,582
Artisan Partners Asset Management, Inc. Class A	16,209	637,176
AssetMark Financial Holdings, Inc. *	5,895	174,846
Associated Banc-Corp.	43,231	701,639
Atlantic Union Bankshares Corp.	20,360	528,342
Atlanticus Holdings Corp. *	1,279	53,731
Avantax, Inc. *	12,011	268,806
Axos Financial, Inc. *	15,615	615,856
B Riley Financial, Inc.	5,588	256,936
Banc of California, Inc.	12,967	150,158
BancFirst Corp.	5,937	546,204
Banco Latinoamericano de Comercio Exterior SA (Panama)	7,106	156,758
Bancorp, Inc. *	14,708	480,216
Bank First Corp.	2,520	209,664
Bank of Hawaii Corp.	4,620	190,483
Bank of Marin Bancorp	4,931	87,131
Bank of NT Butterfield & Son Ltd. (Bermuda)	13,788	377,240
Bank7 Corp.	510	12,510
BankUnited, Inc.	20,187	435,030
Bankwell Financial Group, Inc.	1,898	46,273
Banner Corp.	9,125	398,489
Bar Harbor Bankshares	4,199	103,463
BayCom Corp.	3,365	56,128
BCB Bancorp, Inc.	4,808	56,446
Berkshire Hills Bancorp, Inc.	11,394	236,198
BGC Partners, Inc. Class A	85,462	378,597
Bit Digital, Inc. * (China)	20,274	82,312
Blackstone Mortgage Trust, Inc. Class A REIT	48,179	1,002,605

	Shares	Value
Blue Foundry Bancorp *	7,307	$73,874
Blue Ridge Bankshares, Inc.	4,942	43,737
Braemar Hotels & Resorts, Inc. REIT	18,208	73,196
Brandywine Realty Trust REIT	48,359	224,869
Bread Financial Holdings, Inc.	8,017	251,654
Bridgewater Bancshares, Inc. *	6,000	59,100
Brightsphere Investment Group, Inc.	8,467	177,384
BrightSpire Capital, Inc. REIT	34,934	235,106
Broadstone Net Lease, Inc. REIT	50,490	779,566
Brookfield Business Corp. Class A (Canada)	7,170	135,370
Brookline Bancorp, Inc.	23,849	208,440
BRP Group, Inc. Class A *	16,411	406,665
BRT Apartments Corp. REIT	3,643	72,131
Burke & Herbert Financial Services Corp.	1,672	107,342
Business First Bancshares, Inc.	6,834	102,988
Byline Bancorp, Inc.	6,572	118,887
C&F Financial Corp.	697	37,429
Cadence Bank	46,120	905,797
Cambridge Bancorp	2,257	122,578
Camden National Corp.	4,127	127,813
Cannae Holdings, Inc. *	19,264	389,325
Capital Bancorp, Inc.	2,234	40,435
Capital City Bank Group, Inc.	3,827	117,259
Capitol Federal Financial, Inc.	33,292	205,412
Capstar Financial Holdings, Inc.	5,885	72,209
CareTrust REIT, Inc.	27,561	547,361
Carter Bankshares, Inc. *	6,979	103,219
Cathay General Bancorp	19,502	627,769
CBL & Associates Properties, Inc. REIT	7,378	162,611
Centerspace REIT	4,477	274,709
Central Pacific Financial Corp.	6,796	106,765
Central Valley Community Bancorp	2,544	39,305
Chatham Lodging Trust REIT	13,379	125,227
Chemung Financial Corp.	710	27,271
Chicago Atlantic Real Estate Finance, Inc. REIT	4,445	67,342
Chimera Investment Corp. REIT	67,128	387,329
ChoiceOne Financial Services, Inc.	1,666	38,318
Citizens & Northern Corp.	4,459	86,059
Citizens Financial Services, Inc.	1,059	78,864
City Holding Co.	4,031	362,750
City Office REIT, Inc.	12,675	70,600
Civista Bancshares, Inc.	4,343	75,568
Claros Mortgage Trust, Inc. REIT	26,001	294,851
Clipper Realty, Inc. REIT	4,893	27,743
CNB Financial Corp.	5,235	92,398
CNO Financial Group, Inc.	30,872	730,740
Coastal Financial Corp. *	2,871	108,093
Codorus Valley Bancorp, Inc.	2,326	45,613
Cohen & Steers, Inc.	7,309	423,849
Colony Bankcorp, Inc.	4,665	43,944
Columbia Financial, Inc. *	8,740	151,115
Community Bank System, Inc.	14,574	683,229
Community Financial Corp.	942	25,519
Community Healthcare Trust, Inc. REIT	6,975	230,315
Community Trust Bancorp, Inc.	4,268	151,813
Compass Diversified Holdings	17,056	369,945
Compass, Inc. Class A *	81,017	283,559
ConnectOne Bancorp, Inc.	10,790	179,006
Consumer Portfolio Services, Inc. *	2,941	34,321
Corporate Office Properties Trust REIT	31,573	749,859
Crawford & Co. Class A	4,680	51,901
CrossFirst Bankshares, Inc. *	11,653	116,530
CTO Realty Growth, Inc. REIT	6,957	119,243
Cushman & Wakefield PLC *	43,347	354,578
Customers Bancorp, Inc. *	8,392	253,942
CVB Financial Corp.	35,939	477,270
Diamond Hill Investment Group, Inc.	751	128,646
DiamondRock Hospitality Co. REIT	57,973	464,364
Dime Community Bancshares, Inc.	9,431	166,269

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Diversified Healthcare Trust REIT	70,553	$158,744
Donegal Group, Inc. Class A	4,250	61,328
Douglas Elliman, Inc.	21,679	48,128
Douglas Emmett, Inc. REIT	15,096	189,757
Dynex Capital, Inc. REIT	13,884	174,800
Eagle Bancorp, Inc.	7,888	166,910
Easterly Government Properties, Inc. REIT	27,321	396,154
Eastern Bankshares, Inc.	42,463	521,021
eHealth, Inc. *	6,957	55,934
Ellington Financial, Inc. REIT	17,910	247,158
Elme Communities REIT	23,704	389,694
Empire State Realty Trust, Inc. Class A REIT	37,332	279,617
Employers Holdings, Inc.	7,209	269,689
Enact Holdings, Inc.	8,054	202,397
Encore Capital Group, Inc. *	6,183	300,617
Enova International, Inc. *	8,269	439,249
Enstar Group Ltd. *	3,217	785,720
Enterprise Bancorp, Inc.	2,665	77,125
Enterprise Financial Services Corp.	9,819	383,923
Equity Bancshares, Inc. Class A	4,136	94,218
Equity Commonwealth REIT	28,666	580,773
Esquire Financial Holdings, Inc.	1,920	87,821
ESSA Bancorp, Inc.	1,983	29,646
Essent Group Ltd.	28,743	1,345,172
Essential Properties Realty Trust, Inc. REIT	41,200	969,848
Evans Bancorp, Inc.	1,257	31,337
eXp World Holdings, Inc.	18,930	383,900
F&G Annuities & Life, Inc.	4,833	119,762
Farmers & Merchants Bancorp, Inc.	3,857	86,821
Farmers National Banc Corp.	10,298	127,386
Farmland Partners, Inc. REIT	13,795	168,437
FB Financial Corp.	10,336	289,925
Federal Agricultural Mortgage Corp. Class C	2,423	348,282
Fidelity D&D Bancorp, Inc.	1,200	58,308
Finance Of America Cos., Inc. Class A *	13,751	26,264
Financial Institutions, Inc.	4,452	70,074
First BanCorp	49,813	608,715
First Bancorp, Inc.	2,438	59,341
First Bancshares, Inc.	8,289	214,188
First Bank	4,430	45,983
First Busey Corp.	14,756	296,596
First Business Financial Services, Inc.	2,084	61,457
First Commonwealth Financial Corp.	26,911	340,424
First Community Bankshares, Inc.	4,815	143,150
First Community Corp.	1,369	23,766
First Financial Bancorp	25,021	511,429
First Financial Bankshares, Inc.	36,106	1,028,660
First Financial Corp.	2,998	97,345
First Foundation, Inc.	15,734	62,464
First Interstate BancSystem, Inc. Class A	24,379	581,195
First Merchants Corp.	16,847	475,591
First Mid Bancshares, Inc.	5,628	135,860
First of Long Island Corp.	7,037	84,585
First Western Financial, Inc. *	2,110	39,246
FirstCash Holdings, Inc.	10,320	307,020
Five Star Bancorp	3,543	79,257
Flushing Financial Corp.	8,348	102,597
Focus Financial Partners, Inc. Class A *	15,754	827,243
Forge Global Holdings, Inc. *	30,558	74,256
Four Corners Property Trust, Inc. REIT	23,423	594,944
Franklin BSP Realty Trust, Inc. REIT	22,518	318,855
FRP Holdings, Inc. *	1,863	107,253
FS Bancorp, Inc.	1,310	39,392
FTAI Aviation Ltd.	27,274	863,495
FTAI Infrastructure, Inc.	25,931	95,685
Fulton Financial Corp.	44,113	525,827
FVCBankcorp, Inc. *	3,783	40,743
GCM Grosvenor, Inc. Class A	11,898	89,711
Genworth Financial, Inc. Class A *	130,031	650,155

	Shares	Value
German American Bancorp, Inc.	7,922	$215,320
Getty Realty Corp. REIT	12,137	410,473
Glacier Bancorp, Inc.	31,106	969,574
Gladstone Commercial Corp. REIT	12,866	159,152
Gladstone Land Corp. REIT	9,528	155,021
Global Medical REIT, Inc.	18,813	171,763
Global Net Lease, Inc. REIT	29,962	308,009
GoHealth, Inc. Class A *	1,146	22,588
Goosehead Insurance, Inc. Class A *	6,146	386,522
Granite Point Mortgage Trust, Inc. REIT	15,191	80,512
Great Southern Bancorp, Inc.	2,460	124,796
Greene County Bancorp, Inc.	1,884	56,143
Greenlight Capital Re Ltd. Class A *	7,649	80,582
Guaranty Bancshares, Inc.	2,295	62,149
Hamilton Lane, Inc. Class A	10,053	804,039
Hancock Whitney Corp.	23,408	898,399
Hanmi Financial Corp.	8,694	129,801
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	28,199	704,975
HarborOne Bancorp, Inc.	12,421	107,814
HBT Financial, Inc.	3,469	63,968
HCI Group, Inc.	1,797	111,019
Heartland Financial USA, Inc.	11,395	317,579
Heritage Commerce Corp.	17,738	146,871
Heritage Financial Corp.	9,657	156,154
Hersha Hospitality Trust Class A REIT	7,973	48,556
Hilltop Holdings, Inc.	13,465	423,609
Hingham Institution For Savings	444	94,652
Hippo Holdings, Inc. *	3,833	63,359
Home Bancorp, Inc.	2,196	72,929
Home BancShares, Inc.	52,503	1,197,068
Home Point Capital, Inc.	1,960	4,547
HomeStreet, Inc.	5,106	30,228
HomeTrust Bancshares, Inc.	4,310	90,036
Hope Bancorp, Inc.	30,631	257,913
Horace Mann Educators Corp.	10,803	320,417
Horizon Bancorp, Inc.	13,471	140,233
Hudson Pacific Properties, Inc. REIT	12,758	53,839
Independence Realty Trust, Inc. REIT	62,489	1,138,550
Independent Bank Corp.	12,355	549,921
Independent Bank Corp. MI	5,801	98,385
Independent Bank Group, Inc.	9,758	336,944
Innovative Industrial Properties, Inc. REIT	7,642	557,942
International Bancshares Corp.	14,618	646,116
International Money Express, Inc. *	8,259	202,593
InvenTrust Properties Corp. REIT	19,550	452,387
Invesco Mortgage Capital, Inc. REIT	13,020	149,339
Investors Title Co.	373	54,458
Jackson Financial, Inc. Class A	22,447	687,103
James River Group Holdings Ltd.	9,238	168,686
JBG SMITH Properties REIT	30,157	453,561
John Marshall Bancorp, Inc.	3,207	64,429
Kearny Financial Corp.	16,274	114,732
Kennedy-Wilson Holdings, Inc.	32,985	538,645
Kingsway Financial Services, Inc. * (Canada)	1,264	10,302
Kite Realty Group Trust REIT	59,800	1,335,932
KKR Real Estate Finance Trust, Inc. REIT	16,175	196,850
Ladder Capital Corp. REIT	30,782	333,985
Lakeland Bancorp, Inc.	17,688	236,842
Lakeland Financial Corp.	6,547	317,660
LCNB Corp.	1,883	27,793
Legacy Housing Corp. *	2,286	53,012
Lemonade, Inc. *	14,107	237,703
LendingClub Corp. *	30,588	298,233
LendingTree, Inc. *	3,022	66,816
Live Oak Bancshares, Inc.	9,463	248,972
LTC Properties, Inc. REIT	11,452	378,145
Luther Burbank Corp.	4,448	39,676
LXP Industrial Trust REIT	77,548	756,093

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Macatawa Bank Corp.	7,514	$69,730
Macerich Co. REIT	59,851	674,521
Maiden Holdings Ltd. *	17,861	37,508
MainStreet Bancshares, Inc.	760	17,222
Marcus & Millichap, Inc.	6,955	219,152
Maui Land & Pineapple Co., Inc. *	1,508	21,474
MBIA, Inc. *	13,661	118,031
McGrath RentCorp	6,653	615,269
Mercantile Bank Corp.	4,456	123,075
Merchants Bancorp	4,198	107,385
Mercury General Corp.	7,482	226,480
Metrocity Bankshares, Inc.	5,458	97,644
Metropolitan Bank Holding Corp. *	2,959	102,766
MFA Financial, Inc. REIT	27,699	311,337
Mid Penn Bancorp, Inc.	4,078	90,042
Middlefield Banc Corp.	1,846	49,473
Midland States Bancorp, Inc.	6,065	120,754
MidWestOne Financial Group, Inc.	4,126	88,173
Moelis & Co. Class A	17,370	787,556
Mr Cooper Group, Inc. *	18,797	951,880
MVB Financial Corp.	3,422	72,136
National Bank Holdings Corp. Class A	7,808	226,744
National Bankshares, Inc.	1,326	38,706
National Health Investors, Inc. REIT	11,831	620,181
National Western Life Group, Inc. Class A	618	256,816
Navient Corp.	27,674	514,183
NBT Bancorp, Inc.	11,309	360,192
Necessity Retail REIT, Inc. REIT	37,120	250,931
Nelnet, Inc. Class A	3,870	373,378
NerdWallet, Inc. Class A *	9,453	88,953
NETSTREIT Corp. REIT	16,901	302,021
New York Mortgage Trust, Inc. REIT	25,592	253,873
Newmark Group, Inc. Class A	37,322	232,143
NewtekOne, Inc.	6,627	105,369
NexPoint Diversified Real Estate Trust REIT	9,245	115,747
Nexpoint Real Estate Finance, Inc. REIT	3,070	47,861
NexPoint Residential Trust, Inc. REIT	6,478	294,619
NI Holdings, Inc. *	2,437	36,189
Nicolet Bankshares, Inc.	3,534	239,994
NMI Holdings, Inc. Class A *	22,051	569,357
Northeast Bank	1,878	78,256
Northeast Community Bancorp, Inc.	3,646	54,252
Northfield Bancorp, Inc.	10,985	120,615
Northrim BanCorp, Inc.	1,526	60,018
Northwest Bancshares, Inc.	32,331	342,709
Norwood Financial Corp.	2,376	70,163
Oak Valley Bancorp	1,267	31,916
OceanFirst Financial Corp.	17,076	266,727
Ocwen Financial Corp. *	1,643	49,241
Office Properties Income Trust REIT	13,833	106,514
OFG Bancorp	12,930	337,214
Old National Bancorp	81,465	1,135,622
Old Second Bancorp, Inc.	12,234	159,776
One Liberty Properties, Inc. REIT	4,590	93,269
OppFi, Inc. *	2,693	5,494
Orange County Bancorp, Inc.	1,670	61,790
Orchid Island Capital, Inc. REIT	10,855	112,349
Origin Bancorp, Inc.	8,095	237,183
Orion Office REIT, Inc. REIT	18,349	121,287
Orrstown Financial Services, Inc.	3,134	60,016
Outfront Media, Inc. REIT	41,339	649,849
P10, Inc. Class A	10,152	114,718
Pacific Premier Bancorp, Inc.	24,843	513,753
PacWest Bancorp	33,136	270,058
Pagseguro Digital Ltd. Class A * (Brazil)	53,293	503,086
Palomar Holdings, Inc. *	6,634	385,037
Paramount Group, Inc. REIT	53,098	235,224
Park National Corp.	4,084	417,875
Parke Bancorp, Inc.	3,261	55,404
Pathward Financial, Inc.	7,274	337,223

	Shares	Value
Patria Investments Ltd. Class A (Cayman)	14,004	$200,257
Paysign, Inc. *	6,943	17,010
PCB Bancorp	3,596	52,897
Peakstone Realty Trust REIT *	7,751	216,408
Peapack-Gladstone Financial Corp.	4,693	127,086
Pebblebrook Hotel Trust REIT	34,268	477,696
Penns Woods Bancorp, Inc.	1,539	38,521
PennyMac Financial Services, Inc.	7,196	505,951
PennyMac Mortgage Investment Trust REIT	24,429	329,303
Peoples Bancorp, Inc.	9,735	258,464
Peoples Financial Services Corp.	1,981	86,748
Perella Weinberg Partners	11,157	92,938
Phillips Edison & Co., Inc. REIT	31,845	1,085,278
Physicians Realty Trust REIT	66,066	924,263
Piedmont Office Realty Trust, Inc. Class A REIT	35,862	260,717
Pioneer Bancorp, Inc. *	3,302	29,553
Piper Sandler Cos.	4,727	611,012
PJT Partners, Inc. Class A	6,665	464,151
Plumas Bancorp	1,142	40,758
Plymouth Industrial REIT, Inc. REIT	11,888	273,662
Ponce Financial Group, Inc. *	5,820	50,576
Postal Realty Trust, Inc. Class A REIT	5,903	86,833
PotlatchDeltic Corp. REIT	21,769	1,150,492
PRA Group, Inc. *	11,153	254,846
Preferred Bank	2,729	150,068
Premier Financial Corp.	10,508	168,338
Primis Financial Corp.	6,934	58,384
Princeton Bancorp, Inc.	1,149	31,391
ProAssurance Corp.	14,137	213,327
Provident Financial Services, Inc.	19,430	317,486
QCR Holdings, Inc.	4,401	180,573
Radian Group, Inc.	42,876	1,083,905
Radius Global Infrastructure, Inc. Class A *	22,900	341,210
RBB Bancorp	4,998	59,676
RE/MAX Holdings, Inc. Class A	4,707	90,657
Ready Capital Corp. REIT	42,528	479,716
Red River Bancshares, Inc.	1,125	55,283
Redfin Corp. *	29,053	360,838
Redwood Trust, Inc. REIT	31,017	197,578
Regional Management Corp.	2,179	66,460
Renasant Corp.	14,687	383,771
Republic Bancorp, Inc. Class A	2,481	105,443
Retail Opportunity Investments Corp. REIT	35,462	479,092
RLJ Lodging Trust REIT	44,615	458,196
RMR Group, Inc. Class A	4,505	104,381
RPT Realty REIT	23,181	242,241
Ryman Hospitality Properties, Inc. REIT	15,570	1,446,764
S&T Bancorp, Inc.	10,345	281,281
Sabra Health Care REIT, Inc.	65,292	768,487
Safehold, Inc. REIT	9,713	230,489
Safety Insurance Group, Inc.	3,743	268,448
Sandy Spring Bancorp, Inc.	12,893	292,413
Saul Centers, Inc. REIT	3,600	132,588
Sculptor Capital Management, Inc.	6,599	58,269
Seacoast Banking Corp. of Florida	17,753	392,341
Security National Financial Corp. Class A *	1,930	17,119
Selective Insurance Group, Inc.	16,324	1,566,288
Selectquote, Inc. *	38,528	75,130
Service Properties Trust REIT	44,592	387,504
ServisFirst Bancshares, Inc.	13,709	560,972
Shore Bancshares, Inc.	5,990	69,244
Sierra Bancorp	4,016	68,152
Silvercrest Asset Management Group, Inc. Class A	2,703	54,736
Simmons First National Corp. Class A	32,914	567,766
SiriusPoint Ltd. * (Bermuda)	24,256	219,032
SITE Centers Corp. REIT	54,090	715,070
Skyward Specialty Insurance Group, Inc. *	3,241	82,321
SL Green Realty Corp. REIT	3,659	109,953
SmartFinancial, Inc.	3,979	85,588

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
South Plains Financial, Inc.	2,964	$66,720
Southern First Bancshares, Inc. *	2,115	52,346
Southern Missouri Bancorp, Inc.	2,466	94,818
Southern States Bancshares, Inc.	2,252	47,517
Southside Bancshares, Inc.	8,002	209,332
SouthState Corp.	21,071	1,386,472
St. Joe Co.	9,271	448,160
Star Holdings *	3,395	49,805
Stellar Bancorp, Inc.	13,569	310,594
StepStone Group, Inc. Class A	14,887	369,346
Sterling Bancorp, Inc. *	5,290	28,936
Stewart Information Services Corp.	7,083	291,395
Stock Yards Bancorp, Inc.	7,873	357,198
StoneX Group, Inc. *	4,838	401,941
Stratus Properties, Inc.	1,416	37,170
Summit Financial Group, Inc.	3,094	63,922
Summit Hotel Properties, Inc. REIT	29,249	190,411
Sunstone Hotel Investors, Inc. REIT	57,423	581,121
SWK Holdings Corp. *	1,531	25,629
Tanger Factory Outlet Centers, Inc. REIT	27,668	610,633
Terreno Realty Corp. REIT	21,899	1,316,130
Texas Capital Bancshares, Inc. *	13,250	682,375
Third Coast Bancshares, Inc. *	3,504	55,608
Timberland Bancorp, Inc.	1,498	38,319
Tiptree, Inc.	6,469	97,100
Tompkins Financial Corp.	3,821	212,830
Towne Bank	19,314	448,857
TPG RE Finance Trust, Inc. REIT	19,270	142,791
Transcontinental Realty Investors, Inc. REIT *	349	12,784
TriCo Bancshares	8,617	286,084
Triumph Financial, Inc. *	6,284	381,564
Trupanion, Inc. *	10,883	214,177
TrustCo Bank Corp.	5,333	152,577
Trustmark Corp.	16,544	349,409
Two Harbors Investment Corp. REIT	26,352	365,766
UMB Financial Corp.	11,853	721,848
UMH Properties, Inc. REIT	15,428	246,539
United Bankshares, Inc.	35,278	1,046,698
United Community Banks, Inc.	28,350	708,466
United Fire Group, Inc.	5,938	134,555
United Insurance Holdings Corp. *	5,229	23,321
Uniti Group, Inc. REIT	66,310	306,352
Unity Bancorp, Inc.	2,261	53,337
Universal Health Realty Income Trust REIT	4,293	204,261
Universal Insurance Holdings, Inc.	6,721	103,705
Univest Financial Corp.	8,159	147,515
Upstart Holdings, Inc. *	19,590	701,518
Urban Edge Properties REIT	31,929	492,664
Urstadt Biddle Properties, Inc. Class A REIT	8,007	170,229
USCB Financial Holdings, Inc. *	2,558	26,092
Valley National Bancorp	121,353	940,486
Velocity Financial, Inc. *	2,465	28,421
Veris Residential, Inc. REIT *	22,820	366,261
Veritex Holdings, Inc.	13,677	245,229
Victory Capital Holdings, Inc. Class A	7,653	241,376
Virginia National Bankshares Corp.	1,504	48,354
Virtus Investment Partners, Inc.	1,880	371,244
Walker & Dunlop, Inc.	8,929	706,195
Washington Federal, Inc.	17,448	462,721
Washington Trust Bancorp, Inc.	5,413	145,123
Waterstone Financial, Inc.	5,473	79,304
WesBanco, Inc.	16,310	417,699
West BanCorp, Inc.	4,871	89,675
Westamerica BanCorp	6,938	265,725
Whitestone REIT	14,451	140,175
WisdomTree, Inc.	37,968	260,460
World Acceptance Corp. *	1,113	149,153
WSFS Financial Corp.	16,763	632,300
Xenia Hotels & Resorts, Inc. REIT	30,651	377,314

		130,764,552

	Shares	Value
Industrial - 14.9%
374Water, Inc. *	14,856	$35,506
908 Devices, Inc. *	6,002	41,174
AAON, Inc.	12,192	1,155,924
AAR Corp. *	9,377	541,616
Advanced Energy Industries, Inc.	10,220	1,139,019
Aerojet Rocketdyne Holdings, Inc. *	21,387	1,173,505
AeroVironment, Inc. *	6,706	685,890
AerSale Corp. *	7,056	103,723
Air Transport Services Group, Inc. *	15,337	289,409
Akoustis Technologies, Inc. *	18,777	59,711
Alamo Group, Inc.	2,728	501,706
Albany International Corp. Class A	8,499	792,787
Allied Motion Technologies, Inc.	3,446	137,633
American Woodmark Corp. *	4,645	354,739
AMMO, Inc. *	24,273	51,702
Amprius Technologies, Inc. *	1,179	8,465
Apogee Enterprises, Inc.	5,639	267,683
Applied Industrial Technologies, Inc.	10,459	1,514,777
ArcBest Corp.	6,566	648,721
Archer Aviation, Inc. Class A *	42,174	173,757
Arcosa, Inc.	13,155	996,754
Ardmore Shipping Corp. (Ireland)	10,774	133,059
Argan, Inc.	3,217	126,782
Aspen Aerogels, Inc. *	13,861	109,363
Astec Industries, Inc.	6,382	289,998
Astronics Corp. *	7,034	139,695
Atkore, Inc. *	10,745	1,675,575
AZZ, Inc.	6,648	288,922
Babcock & Wilcox Enterprises, Inc. *	15,816	93,314
Badger Meter, Inc.	7,858	1,159,526
Barnes Group, Inc.	13,021	549,356
Bel Fuse, Inc. Class B	2,738	157,189
Belden, Inc.	11,369	1,087,445
Benchmark Electronics, Inc.	9,797	253,057
Berkshire Grey, Inc. *	19,126	26,968
Blink Charging Co. *	13,647	81,746
Bloom Energy Corp. Class A *	53,309	871,602
Boise Cascade Co.	10,660	963,131
Bowman Consulting Group Ltd. *	2,909	92,739
Cactus, Inc. Class A	18,000	761,760
Cadre Holdings, Inc.	5,135	111,943
Casella Waste Systems, Inc. Class A *	15,140	1,369,413
CECO Environmental Corp. *	7,180	95,925
Charge Enterprises, Inc. *	35,341	34,634
Chart Industries, Inc. *	11,474	1,833,430
Chase Corp.	1,970	238,803
CIRCOR International, Inc. *	5,191	293,032
Clearwater Paper Corp. *	4,741	148,488
Columbus McKinnon Corp.	7,211	293,127
Comfort Systems USA, Inc.	9,572	1,571,722
Comtech Telecommunications Corp.	7,330	66,996
Concrete Pumping Holdings, Inc. *	7,352	59,037
Construction Partners, Inc. Class A *	11,088	348,052
Core Molding Technologies, Inc. *	2,036	46,319
Costamare, Inc. (Monaco)	14,551	140,708
Covenant Logistics Group, Inc.	2,358	103,351
CryoPort, Inc. *	12,389	213,710
CSW Industrials, Inc.	4,161	691,517
CTS Corp.	8,529	363,591
Daseke, Inc. *	11,415	81,389
DHT Holdings, Inc.	37,261	317,836
Dorian LPG Ltd.	8,021	205,739
Ducommun, Inc. *	2,897	126,222
DXP Enterprises, Inc. *	4,005	145,822
Dycom Industries, Inc. *	7,855	892,721
Eagle Bulk Shipping, Inc.	3,708	178,132
Eastman Kodak Co. *	16,400	75,768
Encore Wire Corp.	4,738	880,936

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Energizer Holdings, Inc.	19,754	$663,339
Energy Recovery, Inc. *	15,179	424,253
Enerpac Tool Group Corp.	15,642	422,334
EnerSys	11,116	1,206,308
Enovix Corp. *	38,000	685,520
EnPro Industries, Inc.	5,623	750,839
Enviri Corp. *	22,315	220,249
ESCO Technologies, Inc.	7,031	728,623
ESS Tech, Inc. *	27,490	40,410
Eve Holding, Inc. *	4,758	49,864
Evolv Technologies Holdings, Inc. *	30,217	181,302
Exponent, Inc.	13,675	1,276,151
Fabrinet * (Thailand)	10,094	1,311,009
FARO Technologies, Inc. *	5,625	91,125
Federal Signal Corp.	16,072	1,029,090
FLEX LNG Ltd. * (Norway)	7,906	241,370
Fluor Corp. *	38,792	1,148,243
Forward Air Corp.	7,179	761,764
Franklin Electric Co., Inc.	12,389	1,274,828
Frontdoor, Inc. *	22,410	714,879
GATX Corp.	9,535	1,227,536
Genco Shipping & Trading Ltd.	10,958	153,741
Gencor Industries, Inc. *	3,054	47,581
Gibraltar Industries, Inc. *	8,614	541,993
Golden Ocean Group Ltd. * (Norway)	34,268	258,723
GoPro, Inc. Class A *	36,282	150,207
Gorman-Rupp Co.	5,805	167,358
GrafTech International Ltd.	54,729	275,834
Granite Construction, Inc.	11,934	474,735
Great Lakes Dredge & Dock Corp. *	18,291	149,255
Greenbrier Cos., Inc.	8,915	384,237
Greif, Inc. Class A	6,792	467,901
Greif, Inc. Class B	1,362	105,215
Griffon Corp.	11,848	477,474
Heartland Express, Inc.	12,942	212,378
Helios Technologies, Inc.	9,072	599,568
Heritage-Crystal Clean, Inc. *	4,452	168,241
Hillenbrand, Inc.	18,850	966,628
Hillman Solutions Corp. *	44,985	405,315
Himalaya Shipping Ltd. * (Bermuda)	5,065	28,161
Hub Group, Inc. Class A *	8,742	702,157
Hyster-Yale Materials Handling, Inc.	3,213	179,414
Ichor Holdings Ltd. *	7,313	274,238
IES Holdings, Inc. *	2,461	139,982
INNOVATE Corp. *	11,555	20,221
Insteel Industries, Inc.	5,299	164,905
International Seaways, Inc.	11,538	441,213
Intevac, Inc. *	4,951	18,566
Iteris, Inc. *	9,159	36,270
Itron, Inc. *	12,532	903,557
Janus International Group, Inc. *	22,097	235,554
JELD-WEN Holding, Inc. *	22,549	395,509
Joby Aviation, Inc. *	75,538	775,020
John Bean Technologies Corp.	8,596	1,042,695
Kadant, Inc.	3,154	700,503
Kaman Corp.	7,854	191,088
Karat Packaging, Inc.	1,306	23,835
Kennametal, Inc.	22,388	635,595
Kimball Electronics, Inc. *	6,838	188,934
Knife River Corp. *	14,014	609,609
Knowles Corp. *	24,139	435,950
Kratos Defense & Security Solutions, Inc. *	34,979	501,599
LanzaTech Global, Inc. *	5,941	40,577
Latham Group, Inc. *	12,303	45,644
Leonardo DRS, Inc. *	13,274	230,171
Li-Cycle Holdings Corp. * (Canada)	39,186	217,482
Limbach Holdings, Inc. *	2,187	54,085
Lindsay Corp.	2,958	353,008
LSB Industries, Inc. *	16,178	159,353
LSI Industries, Inc.	6,226	78,199

	Shares	Value
Luxfer Holdings PLC (United Kingdom)	6,787	$96,579
Manitowoc Co., Inc. *	9,869	185,833
Marten Transport Ltd.	15,506	333,379
Masonite International Corp. *	5,971	611,669
Masterbrand, Inc. *	34,077	396,316
Materion Corp.	5,551	633,924
Matson, Inc.	9,972	775,124
Mayville Engineering Co., Inc. *	2,789	34,751
Mesa Laboratories, Inc.	1,427	183,370
MicroVision, Inc. *	47,491	217,509
Mirion Technologies, Inc. *	53,511	452,168
Mistras Group, Inc. *	4,998	38,585
Modine Manufacturing Co. *	13,894	458,780
Montrose Environmental Group, Inc. *	7,599	320,070
Moog, Inc. Class A	7,703	835,236
Mueller Industries, Inc.	15,179	1,324,823
Mueller Water Products, Inc. Class A	41,534	674,097
Myers Industries, Inc.	9,513	184,838
MYR Group, Inc. *	4,452	615,890
Napco Security Technologies, Inc.	8,336	288,842
National Presto Industries, Inc.	1,361	99,625
NEXTracker, Inc. Class A *	8,268	329,149
NL Industries, Inc.	2,103	11,630
nLight, Inc. *	12,119	186,875
Nordic American Tankers Ltd.	54,274	199,186
Northwest Pipe Co. *	2,663	80,529
Novanta, Inc. *	9,704	1,786,506
NuScale Power Corp. *	14,548	98,926
NV5 Global, Inc. *	3,787	419,486
NVE Corp.	1,310	127,646
O-I Glass, Inc. *	42,008	896,031
Olympic Steel, Inc.	2,532	124,068
Omega Flex, Inc.	916	95,062
OSI Systems, Inc. *	4,334	510,675
Overseas Shipholding Group, Inc. Class A *	10,472	43,668
Pactiv Evergreen, Inc.	12,227	92,558
PAM Transportation Services, Inc. *	2,014	53,915
Pangaea Logistics Solutions Ltd.	8,909	60,314
Park Aerospace Corp.	5,378	74,216
Park-Ohio Holdings Corp.	2,044	38,836
PGT Innovations, Inc. *	15,353	447,540
Plexus Corp. *	7,432	730,120
Powell Industries, Inc.	2,377	144,022
Primoris Services Corp.	14,675	447,147
Proto Labs, Inc. *	7,484	261,641
Pure Cycle Corp. *	5,726	62,986
PureCycle Technologies, Inc. *	31,807	340,017
Radiant Logistics, Inc. *	11,157	74,975
Ranpak Holdings Corp. *	12,405	56,071
Redwire Corp. *	6,759	17,235
Rocket Lab USA, Inc. *	75,662	453,972
RXO, Inc. *	31,486	713,788
Ryerson Holding Corp.	6,443	279,497
Safe Bulkers, Inc. (Greece)	19,002	61,947
Sanmina Corp. *	15,260	919,720
Scorpio Tankers, Inc. (Monaco)	13,997	661,078
SFL Corp. Ltd. (Norway)	31,383	292,803
Sight Sciences, Inc. *	6,414	53,108
Simpson Manufacturing Co., Inc.	11,622	1,609,647
SKYX Platforms Corp. *	13,296	35,367
SmartRent, Inc. *	49,437	189,344
Smith & Wesson Brands, Inc.	12,689	165,465
Southland Holdings, Inc. *	2,263	18,579
SPX Technologies, Inc. *	11,973	1,017,346
Standex International Corp.	3,173	448,884
Sterling Infrastructure, Inc. *	7,997	446,233
Stoneridge, Inc. *	7,159	134,947
Sturm Ruger & Co., Inc.	4,755	251,825
Summit Materials, Inc. Class A *	32,336	1,223,918
Teekay Corp. * (Bermuda)	19,788	119,520

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Teekay Tankers Ltd. Class A (Canada)	6,299	$240,811
Tennant Co.	4,844	392,897
Terex Corp.	18,194	1,088,547
Thermon Group Holdings, Inc. *	9,371	249,269
TimkenSteel Corp. *	11,882	256,295
Transphorm, Inc. *	5,790	19,686
Tredegar Corp.	7,911	52,766
TriMas Corp.	11,117	305,606
Trinity Industries, Inc.	22,151	569,502
Triumph Group, Inc. *	17,961	222,178
TTM Technologies, Inc. *	27,907	387,907
Turtle Beach Corp. *	4,263	49,664
Tutor Perini Corp. *	11,284	80,681
U.S. Xpress Enterprises, Inc. Class A *	7,878	48,371
UFP Industries, Inc.	16,274	1,579,392
Universal Logistics Holdings, Inc.	1,745	50,273
Vicor Corp. *	6,066	327,564
Vishay Intertechnology, Inc.	34,882	1,025,531
Watts Water Technologies, Inc. Class A	7,436	1,366,216
Werner Enterprises, Inc.	17,306	764,579
Willis Lease Finance Corp. *	500	19,565
World Kinect Corp.	16,885	349,182
Worthington Industries, Inc.	8,659	601,541
Xometry, Inc. Class A *	9,527	201,782
Zurn Elkay Water Solutions Corp. Class C	40,233	1,081,865

		97,743,401

Technology - 11.4%
3D Systems Corp. *	36,309	360,548
8x8, Inc. *	31,623	133,765
ACI Worldwide, Inc. *	30,575	708,423
ACM Research, Inc. Class A *	13,302	173,990
ACV Auctions, Inc. Class A *	35,196	607,835
Adeia, Inc.	29,025	319,565
Aehr Test Systems *	7,371	304,054
Agilysys, Inc. *	5,566	382,050
Alignment Healthcare, Inc. *	25,253	145,205
Alkami Technology, Inc. *	10,631	174,242
Alpha & Omega Semiconductor Ltd. *	6,115	200,572
Altair Engineering, Inc. Class A *	14,662	1,111,966
Ambarella, Inc. *	10,000	836,700
American Software, Inc. Class A	8,132	85,467
Amkor Technology, Inc.	27,655	822,736
Amplitude, Inc. Class A *	18,497	203,467
Apollo Medical Holdings, Inc. *	12,003	379,295
Appfolio, Inc. Class A *	5,301	912,514
Appian Corp. Class A *	11,145	530,502
Asana, Inc. Class A *	21,558	475,138
Asure Software, Inc. *	3,543	43,083
Atomera, Inc. *	6,243	54,751
AvePoint, Inc. *	41,079	236,615
Avid Technology, Inc. *	9,399	239,675
AvidXchange Holdings, Inc. *	40,615	421,584
Axcelis Technologies, Inc. *	8,854	1,623,204
Bandwidth, Inc. Class A *	6,640	90,835
BigBear.ai Holdings, Inc. *	7,716	18,133
BigCommerce Holdings, Inc. *	19,002	189,070
Blackbaud, Inc. *	12,224	870,104
Blackline, Inc. *	15,427	830,281
Box, Inc. Class A *	38,391	1,127,928
Braze, Inc. Class A *	9,399	411,582
Brightcove, Inc. *	12,051	48,325
C3.ai, Inc. Class A *	16,183	589,547
Cantaloupe, Inc. *	16,603	132,160
Cardlytics, Inc. *	10,026	63,364
Cerence, Inc. *	11,241	328,574
CEVA, Inc. *	6,475	165,436
Clear Secure, Inc. Class A	23,280	539,398
Climb Global Solutions, Inc.	1,242	59,442
Cohu, Inc. *	12,683	527,105

	Shares	Value
CommVault Systems, Inc. *	12,157	$882,841
Computer Programs & Systems, Inc. *	4,031	99,525
Conduent, Inc. *	47,287	160,776
Consensus Cloud Solutions, Inc. *	5,162	160,022
CoreCard Corp. *	1,548	39,257
Corsair Gaming, Inc. *	10,756	190,811
Cricut, Inc. Class A	12,731	155,318
CS Disco, Inc. *	7,156	58,822
CSG Systems International, Inc.	8,367	441,276
CXApp, Inc. *	471	5,143
Daily Journal Corp. *	344	99,512
Definitive Healthcare Corp. *	12,369	136,059
Desktop Metal, Inc. Class A *	77,111	136,486
Digi International, Inc. *	9,707	382,359
Digimarc Corp. *	3,820	112,461
Digital Turbine, Inc. *	25,475	236,408
DigitalOcean Holdings, Inc. *	17,788	714,010
Diodes, Inc. *	11,938	1,104,146
Domo, Inc. Class B *	8,752	128,304
Donnelley Financial Solutions, Inc. *	6,807	309,923
Duolingo, Inc. *	7,859	1,123,365
E2open Parent Holdings, Inc. *	54,310	304,136
Ebix, Inc.	7,481	188,521
eGain Corp. *	5,873	43,989
Enfusion, Inc. Class A *	7,114	79,819
EngageSmart, Inc. *	13,616	259,929
Envestnet, Inc. *	14,048	833,749
Everbridge, Inc. *	11,006	296,061
EverCommerce, Inc. *	6,233	73,799
Evolent Health, Inc. Class A *	29,463	892,729
ExlService Holdings, Inc. *	8,865	1,339,147
Expensify, Inc. Class A *	15,132	120,753
Fastly, Inc. Class A *	32,175	507,400
ForgeRock, Inc. Class A *	12,692	260,694
FormFactor, Inc. *	20,913	715,643
Freshworks, Inc. Class A *	44,607	784,191
Grid Dynamics Holdings, Inc. *	15,176	140,378
Health Catalyst, Inc. *	15,442	193,025
HireRight Holdings Corp. *	5,265	59,547
IBEX Holdings Ltd. *	2,665	56,578
Immersion Corp.	5,194	36,774
Impinj, Inc. *	6,394	573,222
Innodata, Inc. *	6,678	75,662
Insight Enterprises, Inc. *	8,129	1,189,598
Inspired Entertainment, Inc. *	5,923	87,127
Instructure Holdings, Inc. *	4,867	122,454
Intapp, Inc. *	4,139	173,465
Integral Ad Science Holding Corp. *	10,215	183,666
inTEST Corp. *	2,510	65,913
IonQ, Inc. *	43,474	588,203
Jamf Holding Corp. *	18,761	366,215
Kaltura, Inc. *	20,900	44,308
Kulicke & Soffa Industries, Inc. (Singapore)	15,197	903,462
LivePerson, Inc. *	20,407	92,240
LiveVox Holdings, Inc. *	6,467	17,784
MACOM Technology Solutions Holdings, Inc. *	14,775	968,206
Matterport, Inc. *	68,396	215,447
Maximus, Inc.	16,653	1,407,345
MaxLinear, Inc. *	20,530	647,927
MeridianLink, Inc. *	6,942	144,394
MicroStrategy, Inc. Class A *	2,979	1,020,069
Mitek Systems, Inc. *	12,097	131,131
Model N, Inc. *	10,009	353,918
N-Able, Inc. *	18,794	270,822
Navitas Semiconductor Corp. *	27,182	286,498
NetScout Systems, Inc. *	18,384	568,985
NextGen Healthcare, Inc. *	14,849	240,851
NextNav, Inc. *	17,389	51,124
Olo, Inc. Class A *	27,897	180,215
ON24, Inc.	11,692	94,939

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
OneSpan, Inc. *	10,665	$158,269
Onto Innovation, Inc. *	13,517	1,574,325
Outbrain, Inc. *	11,464	56,403
Outset Medical, Inc. *	13,435	293,823
PagerDuty, Inc. *	23,478	527,785
PAR Technology Corp. *	7,150	235,450
Parsons Corp. *	11,119	535,269
PDF Solutions, Inc. *	8,366	377,307
Photronics, Inc. *	16,051	413,955
Phreesia, Inc. *	13,781	427,349
Pitney Bowes, Inc.	36,845	130,431
Planet Labs PBC *	51,866	167,009
PlayAGS, Inc. *	8,986	50,771
Playstudios, Inc. *	23,050	113,176
Power Integrations, Inc.	15,252	1,443,907
PowerSchool Holdings, Inc. Class A *	14,838	283,999
Presto Automation, Inc. *	1,409	7,355
Privia Health Group, Inc. *	19,269	503,114
Progress Software Corp.	11,604	674,192
PROS Holdings, Inc. *	12,021	370,247
PubMatic, Inc. Class A *	11,723	214,296
Qualys, Inc. *	10,367	1,339,105
Rackspace Technology, Inc. *	23,338	63,479
Rambus, Inc. *	29,589	1,898,726
Rapid7, Inc. *	16,203	733,672
Red Violet, Inc. *	2,802	57,637
Richardson Electronics Ltd.	2,917	48,131
Rimini Street, Inc. *	12,495	59,851
Sapiens International Corp. NV (Israel)	8,792	233,867
Schrodinger, Inc. *	14,739	735,771
SEMrush Holdings, Inc. Class A *	10,321	98,772
Semtech Corp. *	17,224	438,523
Sharecare, Inc. *	83,457	146,050
Silicon Laboratories, Inc. *	8,636	1,362,243
Simulations Plus, Inc.	4,218	182,766
SiTime Corp. *	4,782	564,133
Skillsoft Corp. *	22,120	27,429
SkyWater Technology, Inc. *	4,267	40,195
SMART Global Holdings, Inc. *	13,085	379,596
SolarWinds Corp. *	13,154	134,960
SoundHound AI, Inc. Class A *	38,582	175,548
Sprout Social, Inc. Class A *	12,924	596,572
SPS Commerce, Inc. *	9,911	1,903,507
Super Micro Computer, Inc. *	12,560	3,130,580
Synaptics, Inc. *	10,758	918,518
System1, Inc. *	7,040	31,680
Tenable Holdings, Inc. *	31,242	1,360,589
Thoughtworks Holding, Inc. *	24,944	188,327
Tingo Group, Inc. *	29,289	35,440
TTEC Holdings, Inc.	5,453	184,530
Ultra Clean Holdings, Inc. *	12,071	464,251
Unisys Corp. *	18,871	75,107
Varonis Systems, Inc. *	30,096	802,058
Veeco Instruments, Inc. *	13,152	337,743
Velo3D, Inc. *	23,543	50,853
Veradigm, Inc. *	29,643	373,502
Verint Systems, Inc. *	17,441	611,481
Veritone, Inc. *	8,078	31,666
Verra Mobility Corp. *	38,212	753,541
Viant Technology, Inc. Class A *	3,169	14,609
Vimeo, Inc. *	41,420	170,650
Vishay Precision Group, Inc. *	3,263	121,220
Vuzix Corp. *	16,544	84,374
Weave Communications, Inc. *	8,919	99,090
Workiva, Inc. *	13,306	1,352,688
Xerox Holdings Corp.	31,584	470,286
Yext, Inc. *	29,752	336,495
Zeta Global Holdings Corp. Class A *	36,225	309,361
Zuora, Inc. Class A *	33,930	372,212

		74,866,922

	Shares	Value
Utilities - 2.9%
ALLETE, Inc.	15,597	$904,158
Altus Power, Inc. *	20,418	110,257
Ameresco, Inc. Class A *	8,757	425,853
American States Water Co.	10,072	876,264
Artesian Resources Corp. Class A	2,171	102,515
Avista Corp.	19,936	782,887
Black Hills Corp.	18,430	1,110,592
Brookfield Infrastructure Corp. Class A (Canada)	26,765	1,219,949
California Water Service Group	15,163	782,866
Chesapeake Utilities Corp.	4,725	562,275
Consolidated Water Co. Ltd. (Cayman)	4,027	97,574
FTC Solar, Inc. *	16,442	52,943
Genie Energy Ltd. Class B	4,744	67,080
Global Water Resources, Inc.	4,109	52,102
MGE Energy, Inc.	9,930	785,562
Middlesex Water Co.	4,750	383,135
New Jersey Resources Corp.	26,425	1,247,260
Northwest Natural Holding Co.	10,144	436,699
NorthWestern Corp.	16,549	939,321
ONE Gas, Inc.	14,766	1,134,176
Ormat Technologies, Inc.	14,615	1,175,923
Otter Tail Corp.	11,200	884,352
PNM Resources, Inc.	22,936	1,034,414
Portland General Electric Co.	25,999	1,217,533
RGC Resources, Inc.	2,124	42,544
SJW Group	8,456	592,850
Southwest Gas Holdings, Inc. *	17,664	1,124,313
Spire, Inc.	13,911	882,514
Unitil Corp.	4,173	211,613
York Water Co.	3,936	162,439

		19,401,963

Total Common Stocks (Cost $586,544,367)		651,293,889

	Principal Amount
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $9,902,515; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $10,096,634)	$9,898,638	9,898,638

Total Short-Term Investments (Cost $9,898,638)		9,898,638

TOTAL INVESTMENTS - 100.6% (Cost $596,443,448)		661,202,552

DERIVATIVES - 0.0%		95,398

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(4,180,771)

NET ASSETS - 100.0%		$657,117,179

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.2%
Financial	19.9%
Industrial	14.9%
Consumer, Cyclical	11.6%
Technology	11.4%
Energy	6.9%
Communications	3.7%
Basic Materials	3.6%
Others (each less than 3.0%)	4.4%

	100.6%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Investments with a total aggregate value of $10,025 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(c)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	09/23	60	$5,615,702	$5,711,100	$95,398

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$10,025	$-	$-	$10,025
	Common Stocks
	Basic Materials	23,618,196	23,618,196	-	-
	Communications	24,503,345	24,503,345	-	-
	Consumer, Cyclical	76,051,563	76,051,563	-	-
	Consumer, Non-Cyclical	158,930,040	158,827,496	102,544	-
	Energy	45,413,907	45,413,907	-	-
	Financial	130,764,552	130,764,552	-	-
	Industrial	97,743,401	97,743,401	-	-
	Technology	74,866,922	74,866,922	-	-
	Utilities	19,401,963	19,401,963	-	-

	Total Common Stocks	651,293,889	651,191,345	102,544	-

	Short-Term Investments	9,898,638	-	9,898,638	-
	Derivatives:
	Equity Contracts
	Futures	95,398	95,398	-	-

	Total	$661,297,950	$651,286,743	$10,001,182	$10,025

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Basic Materials - 4.5%
AdvanSix, Inc.	77,850	$2,723,193
ATI, Inc. *	76,489	3,383,109
Haynes International, Inc.	70,461	3,580,828
HB Fuller Co.	37,392	2,673,902

		12,361,032

Communications - 2.8%
A10 Networks, Inc.	234,214	3,417,182
Casa Systems, Inc. *	391,021	477,046
Criteo SA ADR * (France)	116,533	3,931,824

		7,826,052

Consumer, Cyclical - 17.7%
Alaska Air Group, Inc. *	64,840	3,448,191
Blue Bird Corp. *	121,306	2,726,959
Citi Trends, Inc. *	84,469	1,491,723
Dana, Inc.	167,428	2,846,276
Dine Brands Global, Inc.	47,135	2,735,244
Genesco, Inc. *	72,710	1,820,658
Goodyear Tire & Rubber Co. *	269,414	3,685,584
H&E Equipment Services, Inc.	10,774	492,910
Hilton Grand Vacations, Inc. *	64,635	2,937,014
IMAX Corp. *	130,380	2,215,156
KB Home	67,331	3,481,686
Papa John’s International, Inc.	39,801	2,938,508
REV Group, Inc.	253,323	3,359,063
Sally Beauty Holdings, Inc. *	324,820	4,011,527
Shyft Group, Inc.	151,693	3,346,348
Six Flags Entertainment Corp. *	126,590	3,288,808
Taylor Morrison Home Corp. *	87,761	4,280,104

		49,105,759

Consumer, Non-Cyclical - 12.6%
Acadia Healthcare Co., Inc. *	49,239	3,921,394
Adtalem Global Education, Inc. *	97,096	3,334,277
Envista Holdings Corp. *	88,330	2,989,087
Hain Celestial Group, Inc. *	221,025	2,765,023
Herc Holdings, Inc.	31,540	4,316,249
ICF International, Inc.	25,000	3,109,750
Integra LifeSciences Holdings Corp. *	75,765	3,116,214
Korn Ferry	72,250	3,579,265
Nomad Foods Ltd. * (United Kingdom)	222,635	3,900,565
Pediatrix Medical Group, Inc. *	266,219	3,782,972

		34,814,796

Energy - 5.0%
ChampionX Corp.	135,140	4,194,746
HF Sinclair Corp.	54,520	2,432,137
Magnolia Oil & Gas Corp. Class A	205,203	4,288,743
Northern Oil & Gas, Inc.	83,200	2,855,424

		13,771,050

Financial - 27.2%
1st Source Corp.	62,540	2,622,302
Apartment Income REIT Corp.	74,310	2,681,848
Associated Banc-Corp.	190,946	3,099,054
Bank of Marin Bancorp	63,348	1,119,359
BankUnited, Inc.	83,815	1,806,213
Berkshire Hills Bancorp, Inc.	137,150	2,843,120
Broadstone Net Lease, Inc. REIT	190,154	2,935,978
Carter Bankshares, Inc. *	132,398	1,958,166
First BanCorp	326,928	3,995,060
First Busey Corp.	120,032	2,412,643
First Industrial Realty Trust, Inc. REIT	39,412	2,074,648
Hanover Insurance Group, Inc.	25,307	2,860,450
HarborOne Bancorp, Inc.	240,437	2,086,993

	Shares	Value
Heritage Financial Corp.	156,346	$2,528,115
Independent Bank Group, Inc.	45,704	1,578,159
Moelis & Co. Class A	73,620	3,337,931
National Storage Affiliates Trust REIT	57,593	2,005,964
NETSTREIT Corp. REIT	161,210	2,880,823
Nicolet Bankshares, Inc.	24,818	1,685,390
Pacific Premier Bancorp, Inc.	120,882	2,499,840
Peoples Bancorp, Inc.	60,213	1,598,655
Physicians Realty Trust REIT	213,730	2,990,083
Premier Financial Corp.	136,571	2,187,867
Sandy Spring Bancorp, Inc.	26,288	596,212
Selective Insurance Group, Inc.	36,141	3,467,729
STAG Industrial, Inc. REIT	132,195	4,743,157
Synovus Financial Corp.	52,623	1,591,846
Texas Capital Bancshares, Inc. *	69,497	3,579,095
TriCo Bancshares	77,809	2,583,259
WSFS Financial Corp.	79,877	3,012,960

		75,362,919

Industrial - 17.1%
ArcBest Corp.	45,750	4,520,100
Arcosa, Inc.	23,831	1,805,675
Belden, Inc.	33,561	3,210,110
Cactus, Inc. Class A	70,117	2,967,351
Dycom Industries, Inc. *	42,923	4,878,199
Fluor Corp. *	141,589	4,191,034
Great Lakes Dredge & Dock Corp. *	426,499	3,480,232
Heritage-Crystal Clean, Inc. *	103,859	3,924,832
Hillman Solutions Corp. *	363,787	3,277,721
Ichor Holdings Ltd. *	110,620	4,148,250
Masonite International Corp. *	23,949	2,453,335
Spirit AeroSystems Holdings, Inc. Class A	86,160	2,515,010
Star Bulk Carriers Corp. (Greece)	97,740	1,729,998
TTM Technologies, Inc. *	303,083	4,212,854

		47,314,701

Technology - 8.9%
ACI Worldwide, Inc. *	117,300	2,717,841
Amkor Technology, Inc.	114,550	3,407,862
Cohu, Inc. *	79,270	3,294,461
CommVault Systems, Inc. *	35,808	2,600,377
Crane NXT Co.	37,480	2,115,371
FormFactor, Inc. *	89,689	3,069,158
Kulicke & Soffa Industries, Inc. (Singapore)	50,014	2,973,332
Magnachip Semiconductor Corp. * (South Korea)	287,282	3,211,813
Unisys Corp. *	281,212	1,119,224

		24,509,439

Utilities - 3.0%
IDACORP, Inc.	41,700	4,278,420
Portland General Electric Co.	85,887	4,022,088

		8,300,508

Total Common Stocks (Cost $309,399,346)		273,366,256

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $500,297; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $510,120)	$500,101	$500,101

Total Short-Term Investments (Cost $500,101)		500,101

TOTAL INVESTMENTS - 99.0% (Cost $309,899,447)		273,866,357

OTHER ASSETS & LIABILITIES, NET - 1.0%		2,789,684

NET ASSETS - 100.0%		$276,656,041

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	27.2%
Consumer, Cyclical	17.7%
Industrial	17.1%
Consumer, Non-Cyclical	12.6%
Technology	8.9%
Energy	5.0%
Basic Materials	4.5%
Utilities	3.0%
Others (each less than 3.0%)	3.0%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$273,366,256	$273,366,256	$-	$-
	Short-Term Investments	500,101	-	500,101	-

	Total	$273,866,357	$273,366,256	$500,101	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%
Consumer, Non-Cyclical - 0.4%
Henkel AG & Co. KGaA	49,588	$3,965,863

Total Preferred Stocks (Cost $3,314,479)		3,965,863

COMMON STOCKS - 96.4%
Basic Materials - 0.7%
Akzo Nobel NV (Netherlands)	93,075	7,609,176

Communications - 7.1%
Cisco Systems, Inc.	332,562	17,206,758
F5, Inc. *	91,236	13,344,177
Juniper Networks, Inc.	224,653	7,038,378
Verizon Communications, Inc.	565,852	21,044,036
Walt Disney Co. *	147,524	13,170,943

		71,804,292

Consumer, Cyclical - 4.9%
Dollar Tree, Inc. *	112,774	16,183,069
General Motors Co.	185,278	7,144,320
Southwest Airlines Co.	351,627	12,732,414
Walmart, Inc.	87,323	13,725,429

		49,785,232

Consumer, Non-Cyclical - 37.6%
Anheuser-Busch InBev SA (Belgium)	89,444	5,069,457
Automatic Data Processing, Inc.	49,507	10,881,144
Becton Dickinson & Co.	47,043	12,419,822
Cigna Group	41,935	11,766,961
Colgate-Palmolive Co.	267,231	20,587,476
Conagra Brands, Inc.	527,397	17,783,827
CVS Health Corp.	147,388	10,188,932
Henry Schein, Inc. *	204,706	16,601,657
Johnson & Johnson	312,790	51,773,001
Kenvue, Inc. *	160,374	4,237,081
Kimberly-Clark Corp.	130,980	18,083,099
Koninklijke Ahold Delhaize NV (Netherlands)	370,994	12,648,304
Medtronic PLC	466,483	41,097,152
Merck & Co., Inc.	79,407	9,162,774
Mondelez International, Inc. Class A	186,472	13,601,268
PepsiCo, Inc.	41,304	7,650,327
Pfizer, Inc.	235,722	8,646,283
Procter & Gamble Co.	69,883	10,604,046
Quest Diagnostics, Inc.	138,833	19,514,366
Roche Holding AG	36,753	11,226,935
Unilever PLC ADR (United Kingdom)	373,158	19,452,727
Universal Health Services, Inc. Class B	99,811	15,747,181
Zimmer Biomet Holdings, Inc.	227,657	33,146,859

		381,890,679

Energy - 7.5%
Baker Hughes Co.	365,860	11,564,835
Chevron Corp.	52,375	8,241,206
ConocoPhillips	86,588	8,971,383
Exxon Mobil Corp.	258,138	27,685,300
Shell PLC (Netherlands)	169,907	5,068,608
TotalEnergies SE ADR (France)	264,184	15,227,566

		76,758,898

Financial - 18.6%
Allstate Corp.	197,782	21,566,149
Ameriprise Financial, Inc.	18,115	6,017,078

	Shares	Value
Bank of New York Mellon Corp.	434,350	$19,337,262
Berkshire Hathaway, Inc. Class B *	132,697	45,249,677
BlackRock, Inc.	21,720	15,011,561
Charles Schwab Corp.	201,924	11,445,052
Chubb Ltd.	34,281	6,601,149
JPMorgan Chase & Co.	155,304	22,587,414
MetLife, Inc.	82,850	4,683,511
Northern Trust Corp.	93,612	6,940,394
Truist Financial Corp.	474,092	14,388,692
US Bancorp	452,639	14,955,193

		188,783,132

Industrial - 12.5%
Emerson Electric Co.	76,304	6,897,119
Norfolk Southern Corp.	42,567	9,652,493
nVent Electric PLC	254,191	13,134,049
Oshkosh Corp.	157,499	13,637,838
Packaging Corp. of America	101,784	13,451,773
Raytheon Technologies Corp.	300,426	29,429,731
Siemens AG (Germany)	45,635	7,607,394
Sonoco Products Co.	222,830	13,151,427
TE Connectivity Ltd.	84,969	11,909,255
United Parcel Service, Inc. Class B	42,955	7,699,684

		126,570,763

Technology - 1.0%
Texas Instruments, Inc.	58,718	10,570,414

Utilities - 6.5%
Duke Energy Corp.	198,434	17,807,467
Edison International	152,165	10,567,859
Eversource Energy	143,251	10,159,361
Pinnacle West Capital Corp.	121,406	9,889,733
Xcel Energy, Inc.	276,489	17,189,321

		65,613,741

Total Common Stocks (Cost $961,145,539)		979,386,327

EXCHANGE-TRADED FUNDS - 0.7%
iShares Russell 1000 Value	48,043	7,582,627

Total Exchange-Traded Funds (Cost $7,251,165)		7,582,627

	Principal Amount
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $19,083,350; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $19,457,490)	$19,075,879	19,075,879

Total Short-Term Investments (Cost $19,075,879)		19,075,879

TOTAL INVESTMENTS - 99.4% (Cost $990,787,062)		1,010,010,696

DERIVATIVES - 0.0%		60,601

OTHER ASSETS & LIABILITIES, NET - 0.6%		5,973,545

NET ASSETS - 100.0%		$1,016,044,842

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	38.0%
Financial	18.6%
Industrial	12.5%
Energy	7.5%
Communications	7.1%
Utilities	6.5%
Consumer, Cyclical	4.9%
Others (each less than 3.0%)	4.3%

99.4%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	1,376,199	USD	1,515,044	09/23	BOA	$-	($6,905)
EUR	1,184,121	USD	1,297,857	09/23	MSC	-	(212)
USD	9,689,201	CHF	8,586,328	09/23	MSC	9,145	-
USD	11,890,793	EUR	10,837,625	09/23	BOA	14,142	-
USD	23,061,950	EUR	21,038,853	09/23	JPM	6,056	-
USD	11,891,671	EUR	10,837,625	09/23	MSC	15,019	-
USD	20,688,765	GBP	16,268,885	09/23	BOA	23,356	-

Total Forward Foreign Currency Contracts						$67,718	($7,117)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$3,965,863	$-	$3,965,863	$-
	Common Stocks
	Basic Materials	7,609,176	-	7,609,176	-
	Communications	71,804,292	71,804,292	-	-
	Consumer, Cyclical	49,785,232	49,785,232	-	-
	Consumer, Non-Cyclical	381,890,679	352,945,983	28,944,696	-
	Energy	76,758,898	71,690,290	5,068,608	-
	Financial	188,783,132	188,783,132	-	-
	Industrial	126,570,763	118,963,369	7,607,394	-
	Technology	10,570,414	10,570,414	-	-
	Utilities	65,613,741	65,613,741	-	-

	Total Common Stocks	979,386,327	930,156,453	49,229,874	-

	Exchange-Traded Funds	7,582,627	7,582,627	-	-
	Short-Term Investments	19,075,879	-	19,075,879	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	67,718	-	67,718	-

	Total Assets	1,010,078,414	937,739,080	72,339,334	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(7,117)	-	(7,117)	-

	Total Liabilities	(7,117)	-	(7,117)	-

	Total	$1,010,071,297	$937,739,080	$72,332,217	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Basic Materials - 0.6%
Axalta Coating Systems Ltd. *	135,858	$4,457,501

Communications - 6.6%
Alphabet, Inc. Class C *	46,189	5,587,484
Booking Holdings, Inc. *	2,624	7,085,666
CDW Corp.	13,786	2,529,731
Cisco Systems, Inc.	82,408	4,263,790
IAC, Inc. *	90,692	5,695,458
Liberty Broadband Corp. Class C *	60,882	4,877,257
Liberty Media Corp. - Liberty SiriusXM Class C *	189,281	6,195,167
Meta Platforms, Inc. Class A *	23,590	6,769,858
Nexstar Media Group, Inc.	12,924	2,152,492
T-Mobile US, Inc. *	24,128	3,351,379
Verizon Communications, Inc.	116,053	4,316,011

		52,824,293

Consumer, Cyclical - 6.8%
AutoZone, Inc. *	3,450	8,602,092
Bath & Body Works, Inc.	67,066	2,514,975
Best Buy Co., Inc.	45,634	3,739,706
Columbia Sportswear Co.	35,636	2,752,525
Dick’s Sporting Goods, Inc.	34,278	4,531,209
Dollar General Corp.	15,812	2,684,561
Home Depot, Inc.	15,584	4,841,014
Lowe’s Cos., Inc.	31,104	7,020,173
Murphy USA, Inc.	13,972	4,346,829
Newell Brands, Inc.	366,495	3,188,507
Ralph Lauren Corp.	49,145	6,059,578
Texas Roadhouse, Inc.	35,236	3,956,298

		54,237,467

Consumer, Non-Cyclical - 20.5%
AbbVie, Inc.	94,677	12,755,832
Albertsons Cos., Inc. Class A	210,707	4,597,627
AmerisourceBergen Corp.	69,091	13,295,181
Bristol-Myers Squibb Co.	238,042	15,222,786
Cigna Group	20,268	5,687,201
CVS Health Corp.	84,544	5,844,527
FleetCor Technologies, Inc. *	28,118	7,059,867
HCA Healthcare, Inc.	26,170	7,942,072
Henry Schein, Inc. *	45,251	3,669,856
Johnson & Johnson	76,348	12,637,121
Kenvue, Inc. *	119,121	3,147,177
Keurig Dr Pepper, Inc.	197,861	6,187,113
Kraft Heinz Co.	174,470	6,193,685
Laboratory Corp. of America Holdings	27,101	6,540,284
Medtronic PLC	46,241	4,073,832
Merck & Co., Inc.	51,771	5,973,856
Philip Morris International, Inc.	66,205	6,462,932
Post Holdings, Inc. *	71,104	6,161,162
Procter & Gamble Co.	60,808	9,227,006
Regeneron Pharmaceuticals, Inc. *	8,672	6,231,179
UnitedHealth Group, Inc.	11,058	5,314,917
Vertex Pharmaceuticals, Inc. *	13,407	4,718,057
Zimmer Biomet Holdings, Inc.	32,179	4,685,262

		163,628,532

Energy - 8.0%
Chevron Corp.	104,714	16,476,748
ConocoPhillips	134,964	13,983,620
Coterra Energy, Inc.	138,145	3,495,068
EOG Resources, Inc.	59,921	6,857,359
Kinder Morgan, Inc.	458,926	7,902,706
Phillips 66	68,983	6,579,598
Williams Cos., Inc.	246,228	8,034,420

		63,329,519

	Shares	Value
Financial - 33.5%
American Express Co.	36,246	$6,314,053
American Homes 4 Rent Class A REIT	163,751	5,804,973
Apple Hospitality REIT, Inc.	206,226	3,116,075
Bank of America Corp.	530,560	15,221,766
Berkshire Hathaway, Inc. Class B *	72,718	24,796,838
Brixmor Property Group, Inc. REIT	253,748	5,582,456
Capital One Financial Corp.	169,613	18,550,574
CBRE Group, Inc. Class A *	97,287	7,852,034
Charles Schwab Corp.	109,074	6,182,314
Chubb Ltd.	25,433	4,897,379
Citigroup, Inc.	87,400	4,023,896
Citizens Financial Group, Inc.	155,231	4,048,425
CNA Financial Corp.	72,299	2,792,187
Cullen/Frost Bankers, Inc.	18,140	1,950,594
EastGroup Properties, Inc. REIT	14,078	2,443,941
Fairfax Financial Holdings Ltd. (Canada)	6,270	4,695,598
Federal Realty Investment Trust REIT	48,285	4,672,539
First Citizens BancShares, Inc. Class A	3,838	4,925,881
Hartford Financial Services Group, Inc.	39,036	2,811,373
Kimco Realty Corp. REIT	407,283	8,031,621
Lamar Advertising Co. Class A REIT	48,946	4,857,891
Loews Corp.	231,506	13,746,826
M&T Bank Corp.	113,361	14,029,557
MGIC Investment Corp.	246,963	3,899,546
Mid-America Apartment Communities, Inc. REIT	43,050	6,537,573
Morgan Stanley	51,545	4,401,943
Northern Trust Corp.	60,828	4,509,788
PNC Financial Services Group, Inc.	51,239	6,453,552
Progressive Corp.	35,993	4,764,393
Public Storage REIT	22,785	6,650,486
Rayonier, Inc. REIT	182,948	5,744,567
Regions Financial Corp.	338,443	6,031,054
T Rowe Price Group, Inc.	38,308	4,291,262
Travelers Cos., Inc.	46,784	8,124,509
W R Berkley Corp.	63,801	3,799,988
Wells Fargo & Co.	402,957	17,198,205
Welltower, Inc. REIT	38,271	3,095,741
Weyerhaeuser Co. REIT	302,268	10,129,001

		266,980,399

Industrial - 14.8%
Carlisle Cos., Inc.	19,936	5,114,182
Dover Corp.	56,320	8,315,648
Eaton Corp. PLC	31,755	6,385,930
Energizer Holdings, Inc.	107,861	3,621,972
FedEx Corp.	27,391	6,790,229
Fortune Brands Innovations, Inc.	83,684	6,021,064
General Dynamics Corp.	28,183	6,063,572
Honeywell International, Inc.	28,873	5,991,148
ITT, Inc.	23,684	2,207,586
Martin Marietta Materials, Inc.	23,319	10,766,149
Middleby Corp. *	29,851	4,412,873
Mohawk Industries, Inc. *	49,874	5,145,002
Norfolk Southern Corp.	9,388	2,128,823
Northrop Grumman Corp.	9,494	4,327,365
Packaging Corp. of America	63,603	8,405,772
Raytheon Technologies Corp.	87,302	8,552,104
Silgan Holdings, Inc.	41,310	1,937,026
TD SYNNEX Corp.	48,054	4,517,076
Timken Co.	46,834	4,286,716
Union Pacific Corp.	30,561	6,253,392
Vulcan Materials Co.	14,583	3,287,592
Westrock Co.	104,079	3,025,577

		117,556,798

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Technology - 3.2%
Analog Devices, Inc.	20,082	$3,912,174
International Business Machines Corp.	29,552	3,954,353
Leidos Holdings, Inc.	30,597	2,707,223
NXP Semiconductors NV (China)	32,773	6,707,978
Texas Instruments, Inc.	47,703	8,587,494

		25,869,222

Utilities - 4.1%
Dominion Energy, Inc.	94,602	4,899,437
Edison International	64,535	4,481,956
Entergy Corp.	24,104	2,347,006
NextEra Energy, Inc.	68,483	5,081,439
PG&E Corp. *	348,369	6,019,816
Public Service Enterprise Group, Inc.	61,360	3,841,750
Xcel Energy, Inc.	95,658	5,947,058

		32,618,462

Total Common Stocks (Cost $627,883,336)		781,502,193

	Principal Amount
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $13,935,432; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $14,208,579)	$13,929,976	13,929,976

Total Short-Term Investments (Cost $13,929,976)		13,929,976

TOTAL INVESTMENTS - 99.8% (Cost $641,813,312)		795,432,169

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,212,658

NET ASSETS - 100.0%		$796,644,827

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.5%
Consumer, Non-Cyclical	20.5%
Industrial	14.8%
Energy	8.0%
Consumer, Cyclical	6.8%
Communications	6.6%
Utilities	4.1%
Technology	3.2%
Others (each less than 3.0%)	2.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$781,502,193	$781,502,193	$-	$-
	Short-Term Investments	13,929,976	-	13,929,976	-

	Total	$795,432,169	$781,502,193	$13,929,976	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
WARRANTS - 0.1%
Switzerland - 0.1%
Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	535,142	$738,395

Total Warrants (Cost $0)		738,395

PREFERRED STOCKS - 0.6%
Brazil - 0.6%
Banco Bradesco SA	1,463,872	5,029,175

Total Preferred Stocks (Cost $5,299,300)		5,029,175

COMMON STOCKS - 94.9%
Australia - 0.6%
Glencore PLC *	826,231	4,684,629

Brazil - 5.8%
Ambev SA	5,568,721	17,921,973
Arezzo Industria e Comercio SA	33,200	548,249
B3 SA - Brasil Bolsa Balcao	2,122,900	6,477,501
NU Holdings Ltd. Class A *	1,498,809	11,825,603
Vale SA ADR	420,392	5,641,661
WEG SA	450,875	3,554,682

		45,969,669

Chile - 0.8%
Antofagasta PLC	49,901	927,981
Banco Santander Chile	111,873,673	5,293,995

		6,221,976

China - 25.6%
BeiGene Ltd. ADR *	38,202	6,811,417
H World Group Ltd. *	65,600	254,224
H World Group Ltd. ADR *	809,106	31,377,131
Meituan Class B * ~	526,172	8,250,859
MicroTech Medical Hangzhou Co. Ltd. Class H * ~	252,100	172,120
NetEase, Inc. ADR	300,503	29,055,635
New Horizon Health Ltd. * ~	503,000	1,768,290
PDD Holdings, Inc. ADR *	108,927	7,531,213
Silergy Corp.	102,000	1,270,633
Tencent Holdings Ltd.	688,625	29,198,506
Wuxi Biologics Cayman, Inc. * ~	1,268,500	6,096,475
Yum China Holdings, Inc.	802,831	45,359,952
Zai Lab Ltd. ADR *	104,780	2,905,549
ZTO Express Cayman, Inc.	83,177	2,087,579
ZTO Express Cayman, Inc. ADR	1,236,976	31,023,358

		203,162,941

France - 6.1%
L’Oreal SA	3,797	1,771,210
Pernod Ricard SA	172,810	38,186,634
TotalEnergies SE	142,960	8,206,565

		48,164,409

Hong Kong - 1.5%
AIA Group Ltd.	873,618	8,872,898
Hong Kong Exchanges & Clearing Ltd.	50,900	1,928,551
Hongkong Land Holdings Ltd.	206,900	809,030

		11,610,479

India - 18.1%
Havells India Ltd.	207,177	3,245,929
Housing Development Finance Corp. Ltd.	1,524,239	52,586,641

	Shares	Value
Kotak Mahindra Bank Ltd.	1,867,402	$42,116,404
Oberoi Realty Ltd.	555,150	6,678,018
Tata Consultancy Services Ltd.	968,655	39,140,748

		143,767,740

Indonesia - 0.8%
P.T. Bank Central Asia Tbk	10,364,200	6,356,344

Italy - 1.9%
Ermenegildo Zegna NV	224,367	2,844,973
PRADA SpA	1,825,400	12,281,731

		15,126,704

Japan - 0.5%
Daiichi Sankyo Co. Ltd.	121,200	3,851,040

Mexico - 11.0%
America Movil SAB de CV ADR *	666,798	14,429,509
Fomento Economico Mexicano SAB de CV	1,259,768	13,948,930
Grupo Mexico SAB de CV	8,487,006	40,860,791
Wal-Mart de Mexico SAB de CV	4,533,186	17,934,647

		87,173,877

Netherlands - 0.1%
Argenx SE ADR *	1,177	458,712

Peru - 1.0%
Credicorp Ltd.	53,753	7,936,093

Philippines - 1.1%
SM Investments Corp.	531,849	8,939,918

Portugal - 0.6%
Galp Energia SGPS SA	432,277	5,051,540

Russia - 0.0%
Novatek PJSC GDR (LI) * ~ Ω ±	258,603	1
Polyus PJSC GDR * ~ Ω ±	41,905	-
Sberbank of Russia PJSC * Ω ±	156,504	-
Yandex NV Class A * Ω ±	4,890	-

		1

South Africa - 0.6%
FirstRand Ltd.	1,360,419	4,957,067

South Korea - 7.1%
LG Chem Ltd.	43,712	22,252,107
LG H&H Co. Ltd.	5,787	2,022,356
Samsung Biologics Co. Ltd. * ~	23,411	13,254,780
Samsung Electronics Co. Ltd.	338,878	18,659,718

		56,188,961

Switzerland - 3.4%
Cie Financiere Richemont SA Class A	160,735	27,303,732

Taiwan - 8.1%
MediaTek, Inc.	31,000	686,211
Taiwan Semiconductor Manufacturing Co. Ltd.	3,462,376	63,961,568

		64,647,779

United Kingdom - 0.2%
AstraZeneca PLC ADR	16,823	1,204,022

Total Common Stocks (Cost $702,498,947)		752,777,633

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.4%
Repurchase Agreements - 4.4%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $34,713,141; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $35,393,571)	$34,699,550	$34,699,550

Total Short-Term Investments (Cost $34,699,550)		34,699,550

TOTAL INVESTMENTS - 100.0% (Cost $742,497,797)		793,244,753

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(61,606)

NET ASSETS - 100.0%		$793,183,147

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.3%
Technology	19.1%
Consumer, Cyclical	17.4%
Consumer, Non-Cyclical	15.0%
Basic Materials	9.4%
Communications	7.5%
Industrial	5.2%
Short-Term Investments	4.4%
Others (each less than 3.0%)	1.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	As of June 30, 2023, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	25.6%
India	18.1%
Mexico	11.0%
Taiwan	8.1%
South Korea	7.1%
Brazil	6.4%
France	6.1%
United States (Includes Short-Term Investments)	4.4%
Switzerland	3.5%
Others (each less than 3.0%)	9.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(c)	Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$738,395	$738,395	$-	$-
	Preferred Stocks	5,029,175	5,029,175	-	-
	Common Stocks
	Australia	4,684,629	-	4,684,629	-
	Brazil	45,969,669	45,969,669	-	-
	Chile	6,221,976	5,293,995	927,981	-
	China	203,162,941	154,236,375	48,926,566	-
	France	48,164,409	-	48,164,409	-
	Hong Kong	11,610,479	-	11,610,479	-
	India	143,767,740	-	143,767,740	-
	Indonesia	6,356,344	-	6,356,344	-
	Italy	15,126,704	2,844,973	12,281,731	-
	Japan	3,851,040	-	3,851,040	-
	Mexico	87,173,877	87,173,877	-	-
	Netherlands	458,712	458,712	-	-
	Peru	7,936,093	7,936,093	-	-
	Philippines	8,939,918	-	8,939,918	-
	Portugal	5,051,540	-	5,051,540	-
	Russia	1	-	-	1
	South Africa	4,957,067	-	4,957,067	-
	South Korea	56,188,961	-	56,188,961	-
	Switzerland	27,303,732	-	27,303,732	-
	Taiwan	64,647,779	-	64,647,779	-
	United Kingdom	1,204,022	1,204,022	-	-

	Total Common Stocks	752,777,633	305,117,716	447,659,916	1

	Short-Term Investments	34,699,550	-	34,699,550	-

	Total	$793,244,753	$310,885,286	$482,359,466	$1

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 2.0%
Brambles Ltd.	1,044,297	$10,041,512
Computershare Ltd.	346,135	5,401,785

		15,443,297

Canada - 7.6%
CAE, Inc. *	331,577	7,421,218
Canadian Pacific Kansas City Ltd.	248,212	20,048,072
Loblaw Cos. Ltd.	127,214	11,646,359
Shopify, Inc. Class A *	56,769	3,667,277
Suncor Energy, Inc.	310,218	9,099,884
Thomson Reuters Corp. *	54,557	7,365,977

		59,248,787

China - 1.7%
Tencent Holdings Ltd.	238,353	10,106,446
Zai Lab Ltd. *	399,800	1,099,998
Zai Lab Ltd. ADR *	74,040	2,053,129

		13,259,573

Denmark - 4.5%
Novo Nordisk AS Class B	213,575	34,500,841

France - 13.2%
Airbus SE	84,743	12,252,293
BNP Paribas SA	62,459	3,941,535
Edenred	58,000	3,885,093
EssilorLuxottica SA	32,924	6,208,485
Kering SA	21,915	12,101,445
L’Oreal SA	30,251	14,111,373
LVMH Moet Hennessy Louis Vuitton SE	30,852	29,090,728
Safran SA	101,168	15,854,006
Teleperformance	28,771	4,826,454

		102,271,412

Germany - 6.8%
Deutsche Boerse AG	69,217	12,778,457
Deutsche Telekom AG	906,342	19,775,026
SAP SE	146,515	20,015,038

		52,568,521

Hong Kong - 4.1%
AIA Group Ltd.	1,967,226	19,980,124
Hong Kong Exchanges & Clearing Ltd.	314,683	11,923,027

		31,903,151

Ireland - 0.7%
CRH PLC	104,620	5,771,607

Israel - 1.0%
Nice Ltd. ADR *	37,266	7,695,429

Italy - 1.1%
Intesa Sanpaolo SpA	3,293,116	8,633,729

Japan - 13.4%
Daiichi Sankyo Co. Ltd.	457,555	14,538,471
Keyence Corp.	32,315	15,354,680
MonotaRO Co. Ltd.	168,820	2,155,901
Nomura Research Institute Ltd.	55,000	1,519,509
Olympus Corp.	865,936	13,703,738
Recruit Holdings Co. Ltd.	188,164	6,005,315
Shiseido Co. Ltd.	242,009	10,970,202

	Shares	Value
Sony Group Corp.	240,592	$21,718,280
Tokyo Electron Ltd.	124,795	17,974,028

		103,940,124

Netherlands - 4.9%
Adyen NV * ~	6,590	11,411,692
Argenx SE *	17,357	6,769,153
ASML Holding NV	26,753	19,404,720

		37,585,565

New Zealand - 0.5%
Xero Ltd. *	52,127	4,176,412

Portugal - 2.2%
EDP - Energias de Portugal SA	3,517,391	17,191,830

Spain - 6.7%
Amadeus IT Group SA *	194,456	14,807,895
Cellnex Telecom SA ~	154,887	6,258,021
Iberdrola SA	705,970	9,219,124
Industria de Diseno Textil SA	553,022	21,450,505

		51,735,545

Sweden - 2.6%
Atlas Copco AB Class A	577,222	8,333,283
Sandvik AB	594,985	11,616,599

		19,949,882

Switzerland - 4.1%
Alcon, Inc.	191,215	15,863,648
Givaudan SA	2,187	7,254,149
Straumann Holding AG	51,368	8,352,742

		31,470,539

United Kingdom - 10.9%
3i Group PLC	315,810	7,827,963
Compass Group PLC	310,083	8,683,288
Diageo PLC	401,764	17,272,216
London Stock Exchange Group PLC	264,984	28,203,130
RELX PLC	292,069	9,743,620
Rentokil Initial PLC	1,589,450	12,427,439

		84,157,656

United States - 10.8%
Accenture PLC Class A	47,831	14,759,690
Haleon PLC	2,864,904	11,758,898
Linde PLC	33,926	12,928,520
Nestle SA	248,067	29,840,357
Roche Holding AG	36,139	11,039,377
SolarEdge Technologies, Inc. *	12,277	3,303,127

		83,629,969

Total Common Stocks (Cost $761,904,523)		765,133,869

TOTAL INVESTMENTS - 98.8% (Cost $761,904,523)		765,133,869

OTHER ASSETS & LIABILITIES, NET - 1.2%		9,511,049

NET ASSETS - 100.0%		$774,644,918

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.9%
Industrial	13.3%
Financial	12.0%
Consumer, Cyclical	12.0%
Technology	11.4%
Communications	6.6%
Utilities	3.4%
Others (each less than 3.0%)	4.2%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	As of June 30, 2023, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	13.4%
France	13.2%
United Kingdom	10.9%
United States	10.8%
Canada	7.6%
Germany	6.8%
Spain	6.7%
Netherlands	4.8%
Denmark	4.5%
Hong Kong	4.1%
Switzerland	4.1%
Others (each less than 3.0%)	11.9%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$15,443,297	$-	$15,443,297	$-
	Canada	59,248,787	59,248,787	-	-
	China	13,259,573	2,053,129	11,206,444	-
	Denmark	34,500,841	-	34,500,841	-
	France	102,271,412	-	102,271,412	-
	Germany	52,568,521	-	52,568,521	-
	Hong Kong	31,903,151	-	31,903,151	-
	Ireland	5,771,607	-	5,771,607	-
	Israel	7,695,429	7,695,429	-	-
	Italy	8,633,729	-	8,633,729	-
	Japan	103,940,124	-	103,940,124	-
	Netherlands	37,585,565	-	37,585,565	-
	New Zealand	4,176,412	-	4,176,412	-
	Portugal	17,191,830	-	17,191,830	-
	Spain	51,735,545	-	51,735,545	-
	Sweden	19,949,882	-	19,949,882	-
	Switzerland	31,470,539	-	31,470,539	-
	United Kingdom	84,157,656	-	84,157,656	-
	United States	83,629,969	30,991,337	52,638,632	-

	Total Common Stocks	765,133,869	99,988,682	665,145,187	-

	Total	$765,133,869	$99,988,682	$665,145,187	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 0.8%
Rio Tinto PLC	124,332	$7,901,254

Belgium - 0.6%
KBC Group NV	88,811	6,199,078

Canada - 3.7%
Canadian National Railway Co.	107,908	13,064,422
Intact Financial Corp.	45,165	6,973,428
Suncor Energy, Inc.	191,530	5,618,310
Toronto-Dominion Bank	166,869	10,342,792

		35,998,952

China - 2.2%
NetEase, Inc.	374,600	7,255,592
Tencent Holdings Ltd.	194,223	8,235,283
Yum China Holdings, Inc.	103,433	5,843,964

		21,334,839

Denmark - 2.9%
Carlsberg AS Class B	54,791	8,773,745
Novo Nordisk AS Class B	119,127	19,243,740

		28,017,485

France - 16.2%
Air Liquide SA	157,546	28,253,527
Capgemini SE	102,363	19,381,676
Cie de Saint-Gobain	169,655	10,329,675
Cie Generale des Etablissements Michelin SCA	205,832	6,088,783
Dassault Systemes SE	126,700	5,614,198
Engie SA	805,294	13,410,499
EssilorLuxottica SA	79,908	15,068,268
L’Oreal SA	17,814	8,309,808
Legrand SA	89,609	8,889,558
LVMH Moet Hennessy Louis Vuitton SE	27,670	26,090,381
Pernod Ricard SA	73,902	16,330,471

		157,766,844

Germany - 9.2%
Bayer AG	235,520	13,037,218
Beiersdorf AG	134,155	17,765,281
Deutsche Boerse AG	93,654	17,289,879
Merck KGaA	87,113	14,419,801
MTU Aero Engines AG	24,581	6,375,551
SAP SE	149,461	20,417,484

		89,305,214

Hong Kong - 2.8%
AIA Group Ltd.	1,867,607	18,968,344
Prudential PLC	579,926	8,190,518

		27,158,862

India - 2.0%
HDFC Bank Ltd.	241,510	5,012,009
Housing Development Finance Corp. Ltd.	216,216	7,459,508
Tata Consultancy Services Ltd.	164,270	6,637,710

		19,109,227

Ireland - 1.2%
Ryanair Holdings PLC ADR *	107,244	11,861,186

Israel - 1.2%
Check Point Software Technologies Ltd. *	92,002	11,557,291

	Shares	Value
Italy - 2.4%
Eni SpA	754,984	$10,869,041
Intesa Sanpaolo SpA	4,978,340	13,051,967

		23,921,008

Japan - 14.5%
Daikin Industries Ltd.	79,800	16,351,443
Denso Corp.	181,700	12,256,047
Hitachi Ltd.	349,900	21,755,558
Hoya Corp.	94,400	11,296,487
Koito Manufacturing Co. Ltd.	312,200	5,665,537
Kose Corp.	62,000	5,960,021
Kubota Corp.	239,000	3,498,690
Kyocera Corp.	190,900	10,377,717
Mitsubishi Electric Corp.	369,200	5,219,322
Olympus Corp.	548,900	8,686,533
Shin-Etsu Chemical Co. Ltd.	171,600	5,734,517
SMC Corp.	19,300	10,726,203
Sony Group Corp.	153,900	13,892,579
Terumo Corp.	305,200	9,720,513

		141,141,167

Netherlands - 3.3%
Akzo Nobel NV	148,156	12,112,222
ING Groep NV	1,058,975	14,276,670
Randstad NV	101,213	5,337,945

		31,726,837

Portugal - 0.6%
Galp Energia SGPS SA	539,084	6,299,675

Singapore - 1.1%
DBS Group Holdings Ltd.	455,514	10,637,513

South Korea - 0.5%
Samsung Electronics Co. Ltd.	94,455	5,200,998

Spain - 1.1%
Amadeus IT Group SA *	141,836	10,800,863

Switzerland - 8.8%
Cie Financiere Richemont SA Class A	124,455	21,140,921
Julius Baer Group Ltd.	114,620	7,233,386
Novartis AG	149,747	15,097,404
Sika AG	26,040	7,457,871
Sonova Holding AG	27,262	7,274,516
UBS Group AG (XVTX)	678,985	13,762,118
Zurich Insurance Group AG	28,521	13,567,115

		85,533,331

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	121,401	12,251,789

United Kingdom - 8.7%
Compass Group PLC	768,043	21,507,592
Diageo PLC	303,568	13,050,676
London Stock Exchange Group PLC	114,857	12,224,613
Reckitt Benckiser Group PLC	106,286	7,987,474
RELX PLC	452,576	15,098,228
Rolls-Royce Holdings PLC *	3,469,866	6,672,557
Tesco PLC	2,535,245	7,997,538

		84,538,678

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
United States - 12.6%
Experian PLC	411,153	$15,780,453
Linde PLC	37,903	14,444,075
Nestle SA	262,721	31,603,109
QIAGEN NV *	208,601	9,376,611
Roche Holding AG	79,171	24,184,358
Schneider Electric SE	151,692	27,558,891

		122,947,497

Total Common Stocks (Cost $757,640,901)		951,209,588

	Principal Amount
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $11,289,126; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $11,510,466)	$11,284,706	11,284,706

Total Short-Term Investments (Cost $11,284,706)		11,284,706

TOTAL INVESTMENTS - 98.9% (Cost $768,925,607)		962,494,294

OTHER ASSETS & LIABILITIES, NET - 1.1%		10,870,367

NET ASSETS - 100.0%		$973,364,661

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	30.9%
Financial	17.0%
Industrial	16.4%
Consumer, Cyclical	12.8%
Technology	9.1%
Basic Materials	7.0%
Others (each less than 3.0%)	5.7%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	As of June 30, 2023, the Fund’s composition by country of risk as a percentage of net assets was as follows:

France	16.2%
Japan	14.5%
United States (Includes Short-Term Investments)	13.8%
Germany	9.2%
Switzerland	8.8%
United Kingdom	8.7%
Canada	3.7%
Netherlands	3.3%
Others (each less than 3.0%)	20.7%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$7,901,254	$-	$7,901,254	$-
	Belgium	6,199,078	-	6,199,078	-
	Canada	35,998,952	35,998,952	-	-
	China	21,334,839	5,843,964	15,490,875	-
	Denmark	28,017,485	-	28,017,485	-
	France	157,766,844	-	157,766,844	-
	Germany	89,305,214	-	89,305,214	-
	Hong Kong	27,158,862	-	27,158,862	-
	India	19,109,227	-	19,109,227	-
	Ireland	11,861,186	11,861,186	-	-
	Israel	11,557,291	11,557,291	-	-
	Italy	23,921,008	-	23,921,008	-
	Japan	141,141,167	-	141,141,167	-
	Netherlands	31,726,837	-	31,726,837	-
	Portugal	6,299,675	-	6,299,675	-
	Singapore	10,637,513	-	10,637,513	-
	South Korea	5,200,998	-	5,200,998	-
	Spain	10,800,863	-	10,800,863	-
	Switzerland	85,533,331	-	85,533,331	-
	Taiwan	12,251,789	12,251,789	-	-
	United Kingdom	84,538,678	-	84,538,678	-
	United States	122,947,497	14,444,075	108,503,422	-

	Total Common Stocks	951,209,588	91,957,257	859,252,331	-

	Short-Term Investments	11,284,706	-	11,284,706	-

	Total	$962,494,294	$91,957,257	$870,537,037	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Australia - 3.4%
EBOS Group Ltd.	41,460	$936,772
GUD Holdings Ltd.	222,643	1,314,870
Imdex Ltd.	998,017	1,261,428
Inghams Group Ltd.	1,045,045	1,829,839
Nanosonics Ltd. *	303,498	965,294
Servcorp Ltd.	189,984	379,674
SomnoMed Ltd. *	361,595	230,383

		6,918,260

Austria - 1.8%
Mayr Melnhof Karton AG	12,500	1,832,559
Strabag SE	15,800	642,226
Wienerberger AG	40,900	1,251,974

		3,726,759

Belgium - 1.4%
Econocom Group SA NV	327,600	948,727
Fagron	116,200	1,956,572

		2,905,299

Brazil - 1.9%
Atacadao SA	319,200	746,635
Hypera SA	184,042	1,768,467
LOG Commercial Properties e Participacoes SA	267,295	1,305,716

		3,820,818

Canada - 2.7%
CCL Industries, Inc. Class B	32,500	1,597,584
ECN Capital Corp.	147,500	297,283
North West Co., Inc.	52,300	1,239,645
Open Text Corp.	40,700	1,692,825
Parkland Corp.	25,300	630,232

		5,457,569

Cayman - 0.2%
Patria Investments Ltd. Class A	25,300	361,790

China - 3.5%
Best Pacific International Holdings Ltd.	2,187,726	298,732
Far East Horizon Ltd.	1,957,657	1,552,909
Precision Tsugami China Corp. Ltd.	1,039,972	1,116,152
Qingdao Port International Co. Ltd. Class H ~	2,599,372	1,427,175
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	357,016	1,200,314
TravelSky Technology Ltd. Class H	630,128	1,073,452
Xingda International Holdings Ltd.	2,210,865	398,241

		7,066,975

Denmark - 0.6%
Spar Nord Bank AS	76,315	1,194,353

Finland - 1.4%
Huhtamaki OYJ	42,200	1,384,942
Nanoform Finland PLC *	81,300	169,445
Rovio Entertainment OYJ ~	123,600	1,231,385

		2,785,772

France - 3.3%
Altarea SCA REIT	9,300	1,032,868
Antin Infrastructure Partners SA	31,100	504,973
ARGAN SA REIT	13,041	968,165
Elior Group SA * ~	283,000	810,423
Lectra	27,600	822,007
Maisons du Monde SA ~	93,000	936,523
Thermador Groupe	18,700	1,681,409

		6,756,368

	Shares	Value
Germany - 4.6%
DWS Group GmbH & Co. KGaA ~	25,300	$774,848
JOST Werke SE ~	28,000	1,516,971
Norma Group SE	37,873	700,920
Rheinmetall AG	6,570	1,799,866
Stabilus SE	18,100	1,088,031
Takkt AG	81,900	1,244,021
Talanx AG *	37,500	2,152,895

		9,277,552

Greece - 0.9%
Mytilineos SA	51,700	1,825,286

Hong Kong - 1.7%
ASMPT Ltd.	178,256	1,761,089
Sino Land Co. Ltd.	953,514	1,173,878
WH Group Ltd. ~	883,000	470,263

		3,405,230

Hungary - 1.1%
Richter Gedeon Nyrt	88,586	2,186,974

Indonesia - 0.9%
P.T. Avia Avian Tbk	15,679,383	695,467
P.T. Selamat Sempurna Tbk	9,767,100	1,140,065

		1,835,532

Ireland - 2.2%
AerCap Holdings NV *	18,387	1,167,942
Dalata Hotel Group PLC *	250,600	1,270,672
Irish Residential Properties REIT PLC REIT ◇	1,146,000	1,196,806
Mincon Group PLC	818,000	910,454

		4,545,874

Italy - 1.2%
Banca Generali SpA	30,700	1,056,197
Recordati Industria Chimica e Farmaceutica SpA	29,700	1,418,851

		2,475,048

Japan - 21.4%
Amano Corp.	68,300	1,441,608
ASKUL Corp.	98,600	1,372,221
Capcom Co. Ltd.	31,900	1,264,530
Daiichikosho Co. Ltd.	47,900	845,105
Daikyonishikawa Corp.	189,215	1,042,787
Daiwa Industries Ltd.	77,400	744,532
Dexerials Corp.	47,700	1,047,859
Dip Corp.	36,500	911,724
GMO internet group, Inc.	78,000	1,498,154
Inaba Denki Sangyo Co. Ltd.	56,400	1,286,778
Isuzu Motors Ltd.	102,500	1,243,451
Kamigumi Co. Ltd.	62,000	1,405,783
Lixil Corp.	68,700	874,421
Maruwa Co. Ltd.	10,000	1,553,044
Meitec Corp.	69,200	1,194,036
Minebea Mitsumi, Inc.	74,000	1,403,532
Mitani Corp.	71,400	675,711
Nishimoto Co. Ltd.	36,419	1,184,190
NOF Corp.	37,300	1,602,368
NSD Co. Ltd.	82,700	1,662,684
PALTAC Corp.	43,300	1,439,613
Park24 Co. Ltd. *	53,200	723,107
Persol Holdings Co. Ltd.	48,600	879,553
Relo Group, Inc.	75,000	1,024,104
Renesas Electronics Corp. *	156,400	2,951,629
Roland Corp.	48,000	1,383,729
S Foods, Inc.	82,300	1,798,493
San-Ai Obbli Co. Ltd.	107,700	1,139,954
Ship Healthcare Holdings, Inc.	103,100	1,705,611

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
SUMCO Corp.	89,000	$1,262,660
TechnoPro Holdings, Inc.	55,300	1,203,013
TIS, Inc.	49,000	1,227,711
TKC Corp.	24,700	668,323
Tsuruha Holdings, Inc.	25,700	1,914,085

		43,576,103

Mexico - 2.7%
Bolsa Mexicana de Valores SAB de CV	815,759	1,692,806
Gruma SAB de CV Class B	122,366	1,964,347
Grupo Comercial Chedraui SA de CV	311,300	1,777,013

		5,434,166

Netherlands - 1.4%
Acomo NV	69,100	1,651,302
Arcadis NV	28,900	1,208,722

		2,860,024

Norway - 1.2%
Europris ASA ~	261,400	1,743,007
SpareBank 1 SMN	59,188	778,142

		2,521,149

Peru - 0.6%
Intercorp Financial Services, Inc.	50,995	1,266,716

Philippines - 1.6%
Century Pacific Food, Inc.	4,041,055	1,874,130
Robinsons Land Corp.	5,189,749	1,345,786

		3,219,916

Singapore - 1.6%
Hour Glass Ltd.	604,682	895,419
HRnetgroup Ltd.	1,787,935	979,261
Mapletree Industrial Trust REIT	836,869	1,369,112

		3,243,792

South Korea - 2.0%
Hyundai Marine & Fire Insurance Co. Ltd.	34,854	822,376
Soulbrain Co. Ltd.	9,900	1,900,712
Vitzrocell Co. Ltd.	80,600	1,389,975

		4,113,063

Spain - 4.0%
Cia de Distribucion Integral Logista Holdings SA	88,300	2,381,128
CIE Automotive SA	57,100	1,747,083
Grupo Catalana Occidente SA	55,700	1,713,210
Indra Sistemas SA	59,800	756,513
Prosegur Cia de Seguridad SA	479,800	852,058
Viscofan SA	10,700	739,581

		8,189,573

Sweden - 1.4%
Granges AB	143,000	1,364,683
Hexpol AB	111,900	1,188,149
Nordnet AB publ	27,300	365,759

		2,918,591

Taiwan - 3.1%
International Games System Co. Ltd. Class C	100,350	1,999,775
Sporton International, Inc.	152,990	1,250,728
Test Research, Inc.	454,727	883,321
Tripod Technology Corp.	279,609	1,109,728
Yageo Corp.	68,964	1,092,556

		6,336,108

Thailand - 0.5%
Star Petroleum Refining PCL	4,310,277	981,156

	Shares	Value
United Kingdom - 15.4%
Ashtead Technology Holdings PLC	389,500	$1,889,619
B&M European Value Retail SA	313,333	2,219,125
Bodycote PLC	128,844	1,048,880
DCC PLC	9,400	525,850
Direct Line Insurance Group PLC	450,000	778,039
Grainger PLC	534,688	1,542,809
Harbour Energy PLC	263,590	766,212
Hiscox Ltd.	126,770	1,757,551
Indivior PLC *	30,000	694,563
Informa PLC	206,198	1,903,861
J D Wetherspoon PLC *	133,814	1,142,871
JET2 PLC	96,980	1,534,745
John Wood Group PLC *	724,168	1,247,635
Lancashire Holdings Ltd.	304,885	2,240,748
LSL Property Services PLC	267,604	951,599
On the Beach Group PLC * ~	666,849	814,714
Pets at Home Group PLC	207,100	990,521
Premier Foods PLC	806,100	1,304,253
Rathbones Group PLC	25,300	598,689
Sabre Insurance Group PLC ~	774,986	1,332,650
Savills PLC	101,685	1,099,075
Tate & Lyle PLC	219,096	2,020,108
Vistry Group PLC	110,296	925,201
WH Smith PLC	103,354	2,037,830

		31,367,148

United States - 4.8%
Adient PLC *	29,800	1,141,936
Adtalem Global Education, Inc. *	35,800	1,229,372
Antero Resources Corp. *	52,341	1,205,413
GCC SAB de CV	254,110	2,177,237
GrafTech International Ltd.	144,691	729,243
Impro Precision Industries Ltd. ~	1,709,821	552,354
Ovintiv, Inc.	25,300	963,171
RHI Magnesita NV	54,500	1,835,581

		9,834,307

Total Common Stocks (Cost $201,590,323)		192,407,271

EXCHANGE-TRADED FUNDS - 2.9%
iShares MSCI India	135,700	5,930,090

Total Exchange-Traded Funds (Cost $6,422,928)		5,930,090

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $2,033,378; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $2,073,240)	$2,032,582	$2,032,582

Total Short-Term Investments (Cost $2,032,582)		2,032,582

TOTAL INVESTMENTS - 98.4% (Cost $210,045,833)		200,369,943

OTHER ASSETS & LIABILITIES, NET - 1.6%		3,159,172

NET ASSETS - 100.0%		$203,529,115

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	20.7%
Consumer, Non-Cyclical	20.4%
Consumer, Cyclical	17.5%
Financial	16.9%
Technology	8.6%
Energy	4.6%
Others (each less than 3.0%)	9.7%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(b)	As of June 30, 2023, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	21.4%
United Kingdom	15.4%
United States (Includes Short-Term Investments)	5.8%
Germany	4.6%
Spain	4.0%
China	3.5%
Australia	3.4%
France	3.3%
Taiwan	3.1%
Others (each less than 3.0%)	33.9%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(c)	Restricted securities as of June 30, 2023 were as follows

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC Acq 10/20/21	$2,015,063	$1,196,806	0.6%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$6,918,260	$379,674	$6,538,586	$-
	Austria	3,726,759	642,226	3,084,533	-
	Belgium	2,905,299	-	2,905,299	-
	Brazil	3,820,818	3,820,818	-	-
	Canada	5,457,569	5,457,569	-	-
	Cayman	361,790	361,790	-	-
	China	7,066,975	1,414,884	5,652,091	-
	Denmark	1,194,353	-	1,194,353	-
	Finland	2,785,772	1,400,830	1,384,942	-
	France	6,756,368	2,186,382	4,569,986	-
	Germany	9,277,552	1,244,021	8,033,531	-
	Greece	1,825,286	-	1,825,286	-
	Hong Kong	3,405,230	-	3,405,230	-
	Hungary	2,186,974	-	2,186,974	-
	Indonesia	1,835,532	1,835,532	-	-
	Ireland	4,545,874	2,078,396	2,467,478	-
	Italy	2,475,048	-	2,475,048	-
	Japan	43,576,103	-	43,576,103	-
	Mexico	5,434,166	5,434,166	-	-
	Netherlands	2,860,024	1,651,302	1,208,722	-
	Norway	2,521,149	-	2,521,149	-
	Peru	1,266,716	1,266,716	-	-
	Philippines	3,219,916	1,874,130	1,345,786	-
	Singapore	3,243,792	-	3,243,792	-
	South Korea	4,113,063	-	4,113,063	-
	Spain	8,189,573	-	8,189,573	-
	Sweden	2,918,591	-	2,918,591	-
	Taiwan	6,336,108	-	6,336,108	-
	Thailand	981,156	-	981,156	-
	United Kingdom	31,367,148	13,843,074	17,524,074	-
	United States	9,834,307	9,281,953	552,354	-

	Total Common Stocks	192,407,271	54,173,463	138,233,808	-

	Exchange-Traded Funds	5,930,090	5,930,090	-	-
	Short-Term Investments	2,032,582	-	2,032,582	-

	Total	$200,369,943	$60,103,553	$140,266,390	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.4%
Brazil - 0.7%
Raizen SA	6,304,400	$5,793,275

Germany - 0.7%
Henkel AG & Co. KGaA	82,939	6,633,152

Total Preferred Stocks (Cost $10,206,211)		12,426,427

COMMON STOCKS - 94.9%
Austria - 1.9%
ams-OSRAM AG *	390,694	2,815,684
Erste Group Bank AG	229,087	8,035,882
Mondi PLC	370,572	5,653,597

		16,505,163

Belgium - 1.1%
Ageas SA	154,121	6,247,947
Proximus SADP	458,212	3,417,006

		9,664,953

Brazil - 3.4%
Atacadao SA	1,768,747	4,137,247
Banco Bradesco SA ADR	2,872,279	9,938,085
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	380,173	4,491,539
Telefonica Brasil SA	781,705	7,064,111
Ultrapar Participacoes SA	976,641	3,852,961

		29,483,943

Burkina Faso - 0.3%
Endeavour Mining PLC	122,750	2,941,923

Canada - 1.6%
ARC Resources Ltd.	246,571	3,288,854
Barrick Gold Corp. (TSE)	428,165	7,243,010
Cameco Corp. (NYSE)	96,012	3,008,056

		13,539,920

China - 0.7%
Alibaba Group Holding Ltd. *	274,360	2,856,040
Baidu, Inc. Class A *	60,960	1,039,719
Dongfeng Motor Group Co. Ltd. Class H	5,169,272	2,369,471

		6,265,230

Finland - 1.4%
Nokia OYJ (OMXH)	1,609,270	6,742,609
Wartsila OYJ Abp	466,608	5,261,463

		12,004,072

France - 11.1%
AXA SA	444,748	13,142,892
BNP Paribas SA	166,274	10,492,880
Carrefour SA	346,513	6,566,669
Cie de Saint-Gobain	153,387	9,339,176
Dassault Aviation SA	9,195	1,842,228
Engie SA	833,456	13,879,479
Orange SA	734,670	8,585,681
Renault SA	145,438	6,136,548
Societe Generale SA	305,705	7,950,241
TotalEnergies SE	295,912	16,986,717

		94,922,511

Germany - 5.5%
CECONOMY AG *	410,556	1,032,080
Continental AG	66,764	5,044,048

	Shares	Value
Daimler Truck Holding AG	292,786	$10,552,630
Evonik Industries AG	277,181	5,281,620
Fresenius SE & Co. KGaA	277,426	7,694,900
Heidelberg Materials AG	142,433	11,713,495
Mercedes-Benz Group AG	67,616	5,442,500

		46,761,273

Hong Kong - 1.2%
CK Asset Holdings Ltd.	1,081,694	6,010,710
WH Group Ltd. ~	7,958,100	4,238,275

		10,248,985

India - 0.8%
Canara Bank	1,142,828	4,219,278
Oil & Natural Gas Corp. Ltd.	1,280,312	2,506,046

		6,725,324

Indonesia - 0.5%
P.T. Bank Mandiri Persero Tbk	11,722,624	4,079,558

Ireland - 1.3%
AIB Group PLC	1,249,891	5,260,290
Bank of Ireland Group PLC	604,471	5,771,149

		11,031,439

Italy - 4.4%
Assicurazioni Generali SpA	33,411	679,445
BPER Banca	1,815,179	5,518,848
Eni SpA	934,408	13,452,098
UniCredit SpA	776,466	18,055,605

		37,705,996

Japan - 23.9%
Alfresa Holdings Corp.	213,880	3,199,433
Alps Alpine Co. Ltd.	267,546	2,349,028
Amada Co. Ltd.	383,890	3,787,406
Dai-ichi Life Holdings, Inc.	394,085	7,495,454
DeNA Co. Ltd.	203,351	2,647,955
Eisai Co. Ltd.	42,154	2,856,947
Fuji Media Holdings, Inc.	134,872	1,414,601
Hakuhodo DY Holdings, Inc.	237,640	2,508,498
Hino Motors Ltd. *	544,498	2,314,223
Honda Motor Co. Ltd.	379,370	11,492,581
Inpex Corp.	497,996	5,471,213
Isuzu Motors Ltd.	515,711	6,256,211
Japan Airlines Co. Ltd.	219,277	4,754,683
JGC Holdings Corp.	289,980	3,770,442
Kirin Holdings Co. Ltd.	470,347	6,868,328
Makita Corp.	256,398	7,247,414
Mitsubishi Estate Co. Ltd.	483,237	5,741,007
Mitsubishi Gas Chemical Co., Inc.	88,600	1,290,661
Mitsubishi UFJ Financial Group, Inc.	1,732,593	12,771,071
MS&AD Insurance Group Holdings, Inc.	249,155	8,823,147
Nikon Corp.	387,622	5,032,450
Nippon Television Holdings, Inc.	252,407	2,404,458
Nissan Motor Co. Ltd.	1,856,018	7,617,342
Nomura Holdings, Inc.	772,277	2,944,318
Ono Pharmaceutical Co. Ltd.	282,920	5,104,847
Resona Holdings, Inc.	1,355,895	6,491,988
Stanley Electric Co. Ltd.	216,546	4,388,553
Subaru Corp.	349,708	6,586,318
Sumitomo Electric Industries Ltd.	549,543	6,733,101
Sumitomo Heavy Industries Ltd.	165,981	3,975,473
Sumitomo Mitsui Trust Holdings, Inc.	248,507	8,815,926
Sumitomo Rubber Industries Ltd.	320,697	3,117,223
T&D Holdings, Inc.	808,846	11,862,401
Taiheiyo Cement Corp.	164,091	3,244,147
Takeda Pharmaceutical Co. Ltd.	223,398	7,019,734
THK Co. Ltd.	221,059	4,550,012
Tsuruha Holdings, Inc.	59,926	4,463,169
Yamato Holdings Co. Ltd.	411,607	7,460,709

		204,872,472

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Luxembourg - 0.4%
RTL Group SA *	79,048	$3,164,358

Malaysia - 0.4%
CIMB Group Holdings Bhd	3,205,787	3,479,779

Mexico - 0.3%
Fresnillo PLC	344,913	2,676,358

Netherlands - 7.3%
ABN AMRO Bank NV GDR ~	594,192	9,235,673
ING Groep NV	710,417	9,577,553
Koninklijke Philips NV *	497,497	10,779,589
NN Group NV	180,280	6,673,544
Shell PLC	874,845	26,098,082

		62,364,441

Norway - 0.1%
Norsk Hydro ASA	156,860	935,083

Russia - 0.1%
Gazprom PJSC * Ω ±	340,336	-
Gazprom PJSC ADR (OTC) * Ω ±	143,066	-
LUKOIL PJSC ADR (OTC) * Ω ±	24,064	-
Mobile TeleSystems PJSC ADR * Ω ±	327,186	-
Sberbank of Russia PJSC * Ω ±	927,996	-
VEON Ltd. ADR *	60,476	1,236,130

		1,236,130

South Africa - 1.2%
Anglo American PLC	188,223	5,359,365
MTN Group Ltd.	138,256	1,015,814
Old Mutual Ltd.	5,668,529	3,650,266

		10,025,445

South Korea - 4.3%
Coway Co. Ltd.	87,371	2,919,637
Hankook Tire & Technology Co. Ltd.	121,307	3,182,585
Hyundai Mobis Co. Ltd.	44,413	7,863,184
KB Financial Group, Inc. *	240,693	8,735,874
KT Corp. ADR	555,112	6,272,766
Shinhan Financial Group Co. Ltd.	303,539	7,847,152

		36,821,198

Spain - 0.4%
CaixaBank SA (SIBE)	778,788	3,225,984

Sweden - 1.8%
SKF AB Class B	469,863	8,187,598
Telefonaktiebolaget LM Ericsson Class B	1,280,391	6,956,744

		15,144,342

Switzerland - 5.6%
Adecco Group AG	216,652	7,095,645
Novartis AG	188,460	19,000,425
Swatch Group AG	23,767	6,949,282
UBS Group AG (XVTX)	739,275	14,984,116

		48,029,468

Taiwan - 1.0%
Catcher Technology Co. Ltd.	702,409	3,963,083
Hon Hai Precision Industry Co. Ltd.	1,349,870	4,907,773

		8,870,856

	Shares	Value
Thailand - 0.9%
Kasikornbank PCL	1,873,553	$6,887,289
Kasikornbank PCL NVDR	114,350	418,535

		7,305,824

United Kingdom - 9.3%
Babcock International Group PLC *	766,856	2,754,637
BP PLC	2,681,059	15,610,128
British American Tobacco PLC	371,866	12,355,403
British Land Co. PLC REIT	646,747	2,494,089
BT Group PLC	3,117,574	4,851,359
easyJet PLC *	1,083,545	6,658,272
J Sainsbury PLC	1,006,441	3,440,492
Kingfisher PLC	1,359,360	4,006,356
Land Securities Group PLC REIT	444,232	3,248,164
Marks & Spencer Group PLC *	585,810	1,435,951
Standard Chartered PLC	1,457,121	12,677,072
WPP PLC	938,870	9,841,038

		79,372,961

United States - 2.7%
GSK PLC	836,688	14,828,247
Holcim AG *	116,938	7,882,461

		22,710,708

Total Common Stocks (Cost $747,458,870)		812,115,697

EXCHANGE-TRADED FUNDS - 0.9%
iShares Core MSCI EAFE	113,354	7,651,395

Total Exchange-Traded Funds (Cost $7,559,696)		7,651,395

	Principal Amount
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $15,447,097; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $15,749,892)	$15,441,049	15,441,049

Total Short-Term Investments (Cost $15,441,049)		15,441,049

TOTAL INVESTMENTS - 99.0% (Cost $780,665,826)		847,634,568

OTHER ASSETS & LIABILITIES, NET - 1.0%		8,218,414

NET ASSETS - 100.0%		$855,852,982

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	30.8%
Consumer, Cyclical	14.5%
Consumer, Non-Cyclical	14.2%
Industrial	11.0%
Energy	10.2%
Communications	8.1%
Basic Materials	4.0%
Others (each less than 3.0%)	6.2%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	As of June 30, 2023, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.9%
France	11.1%
United Kingdom	9.3%
Netherlands	7.3%
Germany	6.2%
Switzerland	5.6%
United States (Includes Short-Term Investments)	4.5%
Italy	4.4%
South Korea	4.3%
Brazil	4.1%
Others (each less than 3.0%)	18.3%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$5,793,275	$5,793,275	$-	$-
	Germany	6,633,152	-	6,633,152	-

	Total Preferred Stocks	12,426,427	5,793,275	6,633,152	-

	Common Stocks
	Austria	16,505,163	-	16,505,163	-
	Belgium	9,664,953	-	9,664,953	-
	Brazil	29,483,943	29,483,943	-	-
	Burkina Faso	2,941,923	2,941,923	-	-
	Canada	13,539,920	13,539,920	-	-
	China	6,265,230	-	6,265,230	-
	Finland	12,004,072	-	12,004,072	-
	France	94,922,511	-	94,922,511	-
	Germany	46,761,273	-	46,761,273	-
	Hong Kong	10,248,985	-	10,248,985	-
	India	6,725,324	-	6,725,324	-
	Indonesia	4,079,558	-	4,079,558	-
	Ireland	11,031,439	-	11,031,439	-
	Italy	37,705,996	-	37,705,996	-
	Japan	204,872,472	-	204,872,472	-
	Luxembourg	3,164,358	-	3,164,358	-
	Malaysia	3,479,779	-	3,479,779	-
	Mexico	2,676,358	-	2,676,358	-
	Netherlands	62,364,441	-	62,364,441	-
	Norway	935,083	-	935,083	-
	Russia	1,236,130	1,236,130	-	-
	South Africa	10,025,445	3,650,266	6,375,179	-
	South Korea	36,821,198	6,272,766	30,548,432	-
	Spain	3,225,984	-	3,225,984	-
	Sweden	15,144,342	-	15,144,342	-
	Switzerland	48,029,468	-	48,029,468	-
	Taiwan	8,870,856	-	8,870,856	-
	Thailand	7,305,824	-	7,305,824	-
	United Kingdom	79,372,961	-	79,372,961	-
	United States	22,710,708	-	22,710,708	-

	Total Common Stocks	812,115,697	57,124,948	754,990,749	-

	Exchange-Traded Funds	7,651,395	7,651,395	-	-
	Short-Term Investments	15,441,049	-	15,441,049	-

	Total	$847,634,568	$70,569,618	$777,064,950	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Abiomed, Inc. - Contingent Value Rights * Ω ±	11,083	$31,254

Total Rights (Cost $11,304)		31,254

WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $ 11.50 Exp 07/16/25 *	3,646	1,349
Nuvation Bio, Inc. Exercise @ $ 11.50 Exp 07/07/27 *	3,472	574

		1,923

Total Warrants (Cost $16,587)		1,923

COMMON STOCKS - 96.1%
Consumer, Non-Cyclical - 95.3%
10X Genomics, Inc. Class A *	6,807	380,103
Abbott Laboratories	82,689	9,014,755
AbbVie, Inc.	77,490	10,440,228
Abcam PLC ADR * (United Kingdom)	39,915	976,720
Agiliti, Inc. *	29,088	479,952
Alcon, Inc. (Switzerland)	65,454	5,374,428
Align Technology, Inc. *	4,165	1,472,911
Alkermes PLC *	22,807	713,859
Alnylam Pharmaceuticals, Inc. *	11,422	2,169,495
AmerisourceBergen Corp.	40,464	7,786,487
Amgen, Inc.	41,905	9,303,748
Apellis Pharmaceuticals, Inc. *	9,440	859,984
Argenx SE ADR * (Netherlands)	3,805	1,482,923
Arvinas, Inc. *	9,101	225,887
AstraZeneca PLC (United Kingdom)	18,368	2,633,130
Avantor, Inc. *	58,070	1,192,758
Bausch & Lomb Corp. *	57,594	1,155,912
Baxter International, Inc.	77,158	3,515,318
Becton Dickinson & Co.	27,985	7,388,320
BeiGene Ltd. ADR * (China)	4,545	810,373
Bio-Techne Corp.	7,390	603,246
Biogen, Inc. *	26,726	7,612,901
BioMarin Pharmaceutical, Inc. *	18,307	1,586,851
Biomea Fusion, Inc. *	6,443	141,424
Blueprint Medicines Corp. *	18,580	1,174,256
Boston Scientific Corp. *	302,457	16,359,899
Bristol-Myers Squibb Co.	28,146	1,799,937
Catalent, Inc. *	14,315	620,698
Centene Corp. *	20,829	1,404,916
Cerevel Therapeutics Holdings, Inc. *	14,624	464,897
Cigna Group	15,646	4,390,268
Cooper Cos., Inc.	9,112	3,493,814
CureVac NV * (Germany)	14,364	149,673
Daiichi Sankyo Co. Ltd. (Japan)	23,600	749,872
Danaher Corp.	29,730	7,135,200
Decibel Therapeutics, Inc. *	20,803	80,092
Design Therapeutics, Inc. *	11,344	71,467
Dexcom, Inc. *	38,066	4,891,862
Edwards Lifesciences Corp. *	25,917	2,444,751
Elanco Animal Health, Inc. *	35,545	357,583
Elevance Health, Inc.	8,788	3,904,420
Eli Lilly & Co.	54,473	25,546,748
Envista Holdings Corp. *	14,915	504,724
Exact Sciences Corp. *	13,120	1,231,968
Frequency Therapeutics, Inc. *	19,740	6,830
GE HealthCare Technologies, Inc. *	47,560	3,863,774

	Shares	Value
Genmab AS * (Denmark)	1,934	$732,904
Genmab AS ADR * (Denmark)	13,000	494,130
Gilead Sciences, Inc.	127,624	9,835,982
Glaukos Corp. *	3,530	251,371
Guardant Health, Inc. *	9,782	350,196
HCA Healthcare, Inc.	14,762	4,479,972
Hologic, Inc. *	7,745	627,113
Horizon Therapeutics PLC *	5,304	545,516
Humana, Inc.	8,150	3,644,109
ICON PLC *	5,965	1,492,443
IDEXX Laboratories, Inc. *	5,040	2,531,239
Illumina, Inc. *	8,050	1,509,294
Immuneering Corp. Class A *	11,507	116,681
Immunocore Holdings PLC ADR * (United Kingdom)	7,997	479,500
ImmunoGen, Inc. *	12,608	237,913
Incyte Corp. *	23,005	1,432,061
Inspire Medical Systems, Inc. *	3,925	1,274,212
Insulet Corp. *	5,970	1,721,390
Intuitive Surgical, Inc. *	43,516	14,879,861
Ionis Pharmaceuticals, Inc. *	19,495	799,880
IQVIA Holdings, Inc. *	18,215	4,094,186
iRhythm Technologies, Inc. *	1,670	174,214
IVERIC bio, Inc. *	8,505	334,587
Johnson & Johnson	62,972	10,423,125
Karuna Therapeutics, Inc. *	1,790	388,161
Legend Biotech Corp. ADR *	21,832	1,507,063
Masimo Corp. *	8,755	1,440,635
McKesson Corp.	17,617	7,527,920
Medtronic PLC	97,292	8,571,425
Merck & Co., Inc.	168,147	19,402,482
Merus NV * (Netherlands)	10,280	270,672
Mirati Therapeutics, Inc. *	10,615	383,520
Moderna, Inc. *	10,819	1,314,508
Monte Rosa Therapeutics, Inc. *	22,869	156,653
MoonLake Immunotherapeutics *	10,591	540,141
Morphic Holding, Inc. *	8,805	504,791
Nautilus Biotechnology, Inc. SPAC *	13,880	53,716
Neurocrine Biosciences, Inc. *	13,880	1,308,884
Novo Nordisk AS Class B (Denmark)	12,360	1,996,631
Novocure Ltd. *	19,560	811,740
Nuvalent, Inc. Class A *	9,450	398,506
Omnicell, Inc. *	5,822	428,907
Orchestra BioMed Holdings, Inc. *	11,840	82,880
Penumbra, Inc. *	12,410	4,269,785
Pfizer, Inc.	123,741	4,538,820
Pliant Therapeutics, Inc. *	8,876	160,833
PMV Pharmaceuticals, Inc. *	14,248	89,192
Prime Medicine, Inc. *	16,502	241,754
Protagonist Therapeutics, Inc. *	18,865	521,051
Prothena Corp. PLC * (Ireland)	5,925	404,559
PTC Therapeutics, Inc. *	13,480	548,232
QIAGEN NV *	22,146	997,234
Quest Diagnostics, Inc.	28,025	3,939,194
Rapid Micro Biosystems, Inc. Class A *	16,316	16,316
Reata Pharmaceuticals, Inc. Class A *	4,565	465,447
Regeneron Pharmaceuticals, Inc. *	7,365	5,292,047
Repligen Corp. *	5,535	782,981
ResMed, Inc.	9,062	1,980,047
REVOLUTION Medicines, Inc. *	13,995	374,366
Rhythm Pharmaceuticals, Inc. *	34,632	571,082
Roche Holding AG	7,957	2,430,624
Rocket Pharmaceuticals, Inc. *	12,263	243,666
Sage Therapeutics, Inc. *	4,350	204,537
Sanofi	17,776	1,913,689
Sarepta Therapeutics, Inc. *	15,576	1,783,764
Seagen, Inc. *	15,481	2,979,473
STERIS PLC	6,715	1,510,741
Structure Therapeutics, Inc. ADR *	9,293	386,310
Stryker Corp.	46,189	14,091,802

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Tenaya Therapeutics, Inc. *	19,591	$114,999
Thermo Fisher Scientific, Inc.	27,751	14,479,084
Ultragenyx Pharmaceutical, Inc. *	4,520	208,508
UnitedHealth Group, Inc.	67,048	32,225,951
Vaxcyte, Inc. *	8,315	415,251
Vertex Pharmaceuticals, Inc. *	33,264	11,705,934
Viking Therapeutics, Inc. *	11,710	189,819
West Pharmaceutical Services, Inc.	10,661	4,077,513
Zimmer Biomet Holdings, Inc.	10,825	1,576,120
Zoetis, Inc.	42,391	7,300,154

		390,551,355

Industrial - 0.8%
Agilent Technologies, Inc.	17,852	2,146,703
Mettler-Toledo International, Inc. *	755	990,288

		3,136,991

Total Common Stocks (Cost $331,393,100)		393,688,346

	Principal Amount
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreements - 3.6%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $14,899,445; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $15,191,522)	$14,893,612	14,893,612

Total Short-Term Investments (Cost $14,893,612)		14,893,612

TOTAL INVESTMENTS - 99.7% (Cost $346,314,603)		408,615,135

DERIVATIVES - (0.0%)		(113,630)

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,305,626

NET ASSETS - 100.0%		$409,807,131

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	22.6%
Medical-Biomedical/Gene	17.9%
Medical Products	13.8%
Medical-HMO	10.0%
Medical Instruments	9.7%
Diagnostic Equipment	5.9%
Medical-Wholesale Drug Distributor	3.7%
Others (each less than 3.0%)	12.5%

	96.1%
Short-Term Investments	3.6%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.3%

	100.0%

(b)	An investment with a value of $31,254 or less than 0.1% of the Fund’s net assets was determined by a valuation committee established under the Valuation Policy.

(c)	Forward foreign currency contracts outstanding as of June 30, 2023 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,896,255	EUR	1,763,000	09/23	BNY	$-	($34,301)
USD	1,462,697	EUR	1,360,000	09/23	CIT	-	(26,557)
USD	2,703,755	GBP	2,170,000	09/23	HSB	-	(52,772)

Total Forward Foreign Currency Contracts						$-	($113,630)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$31,254	$-	$-	$31,254
	Warrants	1,923	1,923	-	-
	Common Stocks
	Consumer, Non-Cyclical	390,551,355	380,094,505	10,456,850	-
	Industrial	3,136,991	3,136,991	-	-

	Total Common Stocks	393,688,346	383,231,496	10,456,850	-

	Short-Term Investments	14,893,612	-	14,893,612	-

	Total Assets	408,615,135	383,233,419	25,350,462	31,254

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(113,630)	-	(113,630)	-

	Total Liabilities	(113,630)	-	(113,630)	-

	Total	$408,501,505	$383,233,419	$25,236,832	$31,254

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Consumer, Cyclical - 0.9%
Marriott Vacations Worldwide Corp.	26,999	$3,313,317

Financial - 98.5%
Agree Realty Corp. REIT	65,791	4,302,074
Alexandria Real Estate Equities, Inc. REIT	97,935	11,114,643
American Homes 4 Rent Class A REIT	358,807	12,719,708
American Tower Corp. REIT	68,761	13,335,508
Apartment Income REIT Corp.	178,186	6,430,733
Apple Hospitality REIT, Inc.	206,986	3,127,558
AvalonBay Communities, Inc. REIT	95,476	18,070,743
Boston Properties, Inc. REIT	39,365	2,267,030
Broadstone Net Lease, Inc. REIT	294,924	4,553,627
Cousins Properties, Inc. REIT	182,206	4,154,297
CubeSmart REIT	152,935	6,830,077
DiamondRock Hospitality Co. REIT	283,580	2,271,476
Digital Realty Trust, Inc. REIT	116,379	13,252,077
Equinix, Inc. REIT	17,732	13,900,824
Equity LifeStyle Properties, Inc. REIT	160,579	10,741,129
Equity Residential REIT	47,882	3,158,776
Essex Property Trust, Inc. REIT	57,191	13,399,851
Extra Space Storage, Inc. REIT	100,643	14,980,711
First Industrial Realty Trust, Inc. REIT	170,534	8,976,910
Gaming & Leisure Properties, Inc. REIT	162,782	7,888,416
Healthcare Realty Trust, Inc. REIT	196,752	3,710,743
InvenTrust Properties Corp. REIT	74,860	1,732,260
Invitation Homes, Inc. REIT	396,147	13,627,457
Kilroy Realty Corp. REIT	113,041	3,401,404
National Health Investors, Inc. REIT	53,682	2,814,010
NETSTREIT Corp. REIT	119,771	2,140,308
Prologis, Inc. REIT	211,275	25,908,653
Public Storage REIT	25,499	7,442,648

	Shares	Value
Regency Centers Corp. REIT	180,677	$11,160,418
Rexford Industrial Realty, Inc. REIT	219,615	11,468,295
Sabra Health Care REIT, Inc.	423,692	4,986,855
Simon Property Group, Inc. REIT	41,321	4,771,749
Sun Communities, Inc. REIT	98,799	12,889,318
Terreno Realty Corp. REIT	98,913	5,944,671
Ventas, Inc. REIT	403,178	19,058,224
VICI Properties, Inc. REIT	513,987	16,154,611
Welltower, Inc. REIT	210,705	17,043,927

		339,731,719

Total Common Stocks (Cost $350,419,098)		343,045,036

TOTAL INVESTMENTS - 99.4% (Cost $350,419,098)		343,045,036

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,993,588

NET ASSETS - 100.0%		$345,038,624

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by real estate sector as a percentage of net assets was as follow:

REITS-Diversified	20.5%
REITS-Apartments	19.5%
REITS-Warehouse/Industrial	15.2%
REITS-Health Care	13.8%
REITS-Storage	8.5%
REITS-Manufactured Homes	6.8%
REITS-Office Property	6.1%
REITS-Shopping Centers	3.9%
Others (each less than 3.0%)	5.1%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$343,045,036	$343,045,036	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Communications - 23.9%
Alphabet, Inc. Class A *	216,972	$25,971,548
Amazon.com, Inc. *	19,752	2,574,871
Arista Networks, Inc. *	16,660	2,699,920
Booking Holdings, Inc. *	1,756	4,741,780
FactSet Research Systems, Inc.	1,380	552,897
Meta Platforms, Inc. Class A *	49,078	14,084,404
Palo Alto Networks, Inc. *	21,140	5,401,481
Pinterest, Inc. Class A *	97,573	2,667,646
Shopify, Inc. Class A * (Canada)	66,674	4,307,140

		63,001,687

Consumer, Cyclical - 0.6%
Mobileye Global, Inc. Class A * (Israel)	43,220	1,660,512

Consumer, Non-Cyclical - 5.7%
Dun & Bradstreet Holdings, Inc.	106,801	1,235,688
Equifax, Inc.	5,913	1,391,329
FleetCor Technologies, Inc. *	5,561	1,396,256
Gartner, Inc. *	10,463	3,665,293
PayPal Holdings, Inc. *	15,156	1,011,360
S&P Global, Inc.	4,541	1,820,441
Verisk Analytics, Inc.	11,169	2,524,529
WEX, Inc. *	10,442	1,901,175

		14,946,071

Financial - 3.5%
Aon PLC Class A	9,063	3,128,548
Arthur J Gallagher & Co.	22,419	4,922,540
Mastercard, Inc. Class A	3,160	1,242,828

		9,293,916

Industrial - 3.0%
Amphenol Corp. Class A	35,609	3,024,985
Hitachi Ltd. (Japan)	77,600	4,824,896

		7,849,881

Technology - 62.0%
Accenture PLC Class A	25,342	7,820,034
Adobe, Inc. *	17,072	8,348,037
Advanced Micro Devices, Inc. *	47,181	5,374,388
Apple, Inc.	6,551	1,270,698
Broadcom, Inc.	12,154	10,542,744
Cadence Design Systems, Inc. *	22,627	5,306,484
Constellation Software, Inc. (Canada)	1,832	3,795,735
Descartes Systems Group, Inc. * (Canada)	31,376	2,513,396
Endava PLC ADR * (United Kingdom)	22,162	1,147,770
HubSpot, Inc. *	3,856	2,051,739
Intel Corp.	41,904	1,401,270
Intuit, Inc.	14,363	6,580,983
KLA Corp.	7,335	3,557,622
Lam Research Corp.	3,901	2,507,797
Marvell Technology, Inc.	76,209	4,555,774

	Shares	Value
Microsoft Corp.	105,671	$35,985,202
MSCI, Inc.	3,392	1,591,832
NVIDIA Corp.	66,497	28,129,561
Oracle Corp.	42,424	5,052,274
Salesforce, Inc. *	36,954	7,806,902
ServiceNow, Inc. *	16,284	9,151,120
Synopsys, Inc. *	3,007	1,309,278
Take-Two Interactive Software, Inc. *	19,359	2,848,870
Thoughtworks Holding, Inc. *	109,464	826,453
Topicus.com, Inc. * (Netherlands)	18,558	1,522,043
Tyler Technologies, Inc. *	5,442	2,266,430

		163,264,436

Total Common Stocks (Cost $201,449,580)		260,016,503

	Principal Amount
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $3,917,405; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $3,994,233)	$3,915,871	3,915,871

Total Short-Term Investments (Cost $3,915,871)		3,915,871

TOTAL INVESTMENTS - 100.2% (Cost $205,365,451)		263,932,374

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(567,353)

NET ASSETS - 100.0%		$263,365,021

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	20.6%
Electronic Components-Semiconductor	19.0%
Web Portals/ISP	9.9%
Enterprise Software/Serv	8.5%
Internet Content-Entertainment	6.4%
Computer Services	3.7%
Electronic Forms	3.2%
Insurance Brokers	3.0%
Others (each less than 3.0%)	24.4%

	98.7%
Short-Term Investments	1.5%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$63,001,687	$63,001,687	$-	$-
	Consumer, Cyclical	1,660,512	1,660,512	-	-
	Consumer, Non-Cyclical	14,946,071	14,946,071	-	-
	Financial	9,293,916	9,293,916	-	-
	Industrial	7,849,881	3,024,985	4,824,896	-
	Technology	163,264,436	163,264,436	-	-

	Total Common Stocks	260,016,503	255,191,607	4,824,896	-

	Short-Term Investments	3,915,871	-	3,915,871	-

	Total	$263,932,374	$255,191,607	$8,740,767	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

ESG DIVERSIFIED PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.2%

Aristotle ESG Core Bond Fund Class I	420,687	$3,580,044
BlackRock Advantage ESG Emerging Markets Equity Fund Class K	74,034	617,445
Calvert Green Bond Fund Class R6	260,577	3,580,323
Calvert High Yield Bond Fund Class R6	36,998	863,159
Calvert Small Cap Fund Class R6	22,872	745,162
Calvert US Mid Cap Core Responsible Index Fund Class R6	34,815	1,241,512
Fidelity International Sustainability Index Fund Institutional	225,566	2,600,778
Fidelity US Sustainability Index Fund Institutional	480,797	9,418,812
PIMCO Low Duration ESG Fund Institutional	239,106	2,099,354

Total Mutual Funds (Cost $24,542,845)		24,746,589

TOTAL INVESTMENTS - 100.2% (Cost $24,542,845)		24,746,589

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(53,379)

NET ASSETS - 100.0%		$24,693,210

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	59.2%
Fixed Income Funds	41.0%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$24,746,589	$24,746,589	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

ESG DIVERSIFIED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.3%

Aristotle ESG Core Bond Fund Class I	117,434	$999,364
BlackRock Advantage ESG Emerging Markets Equity Fund Class K	64,222	535,609
Calvert Green Bond Fund Class R6	72,780	999,992
Calvert High Yield Bond Fund Class R6	20,060	468,009
Calvert Small Cap Fund Class R6	20,835	678,812
Calvert US Mid Cap Core Responsible Index Fund Class R6	24,736	882,079
Fidelity International Sustainability Index Fund Institutional	180,991	2,086,830
Fidelity US Sustainability Index Fund Institutional	290,437	5,689,669
PIMCO Low Duration ESG Fund Institutional	129,288	1,135,146

Total Mutual Funds (Cost $13,264,368)		13,475,510

TOTAL INVESTMENTS - 100.3% (Cost $13,264,368)		13,475,510

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(39,558)

NET ASSETS - 100.0%		$13,435,952

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	73.5%
Fixed Income Funds	26.8%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$13,475,510	$13,475,510	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PSF AVANTIS BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 86.0%

American Century Diversified Corporate Bond *	428,790	$19,558,570
Avantis Core Fixed Income *	1,305,310	53,974,568
Avantis Emerging Markets Equity *	155,432	8,363,796
Avantis International Equity *	562,705	32,299,267
Avantis Real Estate *	80,379	3,290,716
Avantis Short-Term Fixed Income *	425,869	19,526,094
Avantis US Equity *	1,956,274	147,092,242
Avantis US Small Cap Value *	22,661	1,758,720

		285,863,973

Total Exchange-Traded Funds (Cost $265,459,194)		285,863,973

MUTUAL FUNDS - 14.0%

American Century Diversified Bond Fund Class I *	3,693,381	34,052,973
American Century Short Duration Bond Fund Class I *	1,105,865	10,671,597
American Century Small Cap Growth Fund Class I *	91,327	1,734,298

Total Mutual Funds (Cost $46,097,571)		46,458,868

TOTAL INVESTMENTS - 100.0% (Cost $311,556,765)		332,322,841

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(144,719)

NET ASSETS - 100.0%		$332,178,122

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Exchange-Traded Funds	86.0%
Fixed Income Mutual funds	13.5%
Equity Mutual Funds	0.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$285,863,973	$285,863,973	$-	$-
	Mutual Funds	46,458,868	46,458,868	-	-

	Total	$332,322,841	$332,322,841	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	5,051,194	$56,185,305
PD Aggregate Bond Index Portfolio Class P *	18,560,923	229,458,314
PD High Yield Bond Market Portfolio Class P *	1,444,554	25,748,733
PD Large-Cap Growth Index Portfolio Class P *	729,099	54,668,437
PD Large-Cap Value Index Portfolio Class P *	1,609,787	67,665,131
PD Mid-Cap Index Portfolio Class P *	1,896,519	23,454,341
PD Small-Cap Growth Index Portfolio Class P *	132,305	5,211,640
PD Small-Cap Value Index Portfolio Class P *	163,435	5,193,595
PD Emerging Markets Index Portfolio Class P *	603,193	10,288,438
PD International Large-Cap Index Portfolio Class P *	1,492,021	36,268,790

Total Affiliated Mutual Funds (Cost $480,503,685)		514,142,724

TOTAL INVESTMENTS - 100.0% (Cost $480,503,685)		514,142,724

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(231,036)

NET ASSETS - 100.0%		$513,911,688

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	60.5%
Affiliated Equity Funds	39.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$514,142,724	$514,142,724	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	20,679,064	$230,016,806
PD Aggregate Bond Index Portfolio Class P *	56,741,803	701,467,197
PD High Yield Bond Market Portfolio Class P *	5,522,358	98,434,305
PD Large-Cap Growth Index Portfolio Class P *	5,921,299	443,983,534
PD Large-Cap Value Index Portfolio Class P *	11,451,888	481,364,137
PD Mid-Cap Index Portfolio Class P *	12,390,286	153,231,288
PD Small-Cap Growth Index Portfolio Class P *	647,163	25,492,400
PD Small-Cap Value Index Portfolio Class P *	1,195,233	37,981,723
PD Emerging Markets Index Portfolio Class P *	3,626,410	61,854,291
PD International Large-Cap Index Portfolio Class P *	10,291,857	250,179,532

Total Affiliated Mutual Funds (Cost $2,131,703,956)		2,484,005,213

TOTAL INVESTMENTS - 100.0% (Cost $2,131,703,956)		2,484,005,213

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,081,612)

NET ASSETS - 100.0%		$2,482,923,601

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	58.5%
Affiliated Fixed Income Funds	41.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,484,005,213	$2,484,005,213	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	15,529,882	$172,741,563
PD Aggregate Bond Index Portfolio Class P *	21,302,455	263,350,343
PD High Yield Bond Market Portfolio Class P *	3,104,316	55,333,460
PD Large-Cap Growth Index Portfolio Class P *	4,851,764	363,788,972
PD Large-Cap Value Index Portfolio Class P *	10,698,969	449,716,220
PD Mid-Cap Index Portfolio Class P *	12,502,293	154,616,486
PD Small-Cap Growth Index Portfolio Class P *	979,030	38,564,980
PD Small-Cap Value Index Portfolio Class P *	1,203,959	38,259,021
PD Emerging Markets Index Portfolio Class P *	4,363,963	74,434,452
PD International Large-Cap Index Portfolio Class P *	11,198,064	272,208,060

Total Affiliated Mutual Funds (Cost $1,689,435,612)		1,883,013,557

TOTAL INVESTMENTS - 100.0% (Cost $1,689,435,612)		1,883,013,557

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(794,910)

NET ASSETS - 100.0%		$1,882,218,647

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	73.9%
Affiliated Fixed Income Funds	26.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,883,013,557	$1,883,013,557	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	8,302,482	$97,265,274
Diversified Bond Portfolio Class P *	12,010,609	163,485,014
Floating Rate Income Portfolio Class P *	769,173	11,414,986
High Yield Bond Portfolio Class P *	4,442,525	45,634,840
Inflation Managed Portfolio Class P *	2,510,114	33,998,275
Intermediate Bond Portfolio Class P *	16,143,854	143,900,775
Managed Bond Portfolio Class P *	13,198,779	190,917,799
Short Duration Bond Portfolio Class P *	13,594,444	147,497,812
Emerging Markets Debt Portfolio Class P *	2,349,283	28,468,782
Dividend Growth Portfolio Class P *	399,557	15,586,503
Equity Index Portfolio Class P *	87,618	10,369,622
Focused Growth Portfolio Class P *	342,123	18,443,918
Growth Portfolio Class P *	306,514	18,447,318
Large-Cap Core Portfolio Class P *	233,442	16,679,483
Large-Cap Growth Portfolio Class P *	940,946	22,425,026
Large-Cap Value Portfolio Class P *	568,000	21,332,770
Mid-Cap Equity Portfolio Class P *	305,679	11,537,665
Mid-Cap Growth Portfolio Class P *	599,925	17,376,281
Mid-Cap Value Portfolio Class P *	425,317	17,346,180
Small-Cap Equity Portfolio Class P *	80,187	2,874,112
Small-Cap Value Portfolio Class P *	91,293	2,868,946
Value Portfolio Class P *	1,040,946	23,564,525
Value Advantage Portfolio Class P *	831,180	20,164,958
Emerging Markets Portfolio Class P *	892,195	16,959,749
International Growth Portfolio Class P *	2,805,422	24,536,821
International Large-Cap Portfolio Class P *	553,395	8,011,220
International Value Portfolio Class P *	421,677	7,451,786

Total Affiliated Mutual Funds (Cost $1,140,529,301)		1,138,560,440

TOTAL INVESTMENTS - 100.0% (Cost $1,140,529,301)		1,138,560,440

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(405,767)

NET ASSETS - 100.0%		$1,138,154,673

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	75.8%
Affiliated Equity Funds	24.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,138,560,440	$1,138,560,440	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	9,894,108	$115,911,492
Diversified Bond Portfolio Class P *	14,412,916	196,184,528
Floating Rate Income Portfolio Class P *	551,585	8,185,852
High Yield Bond Portfolio Class P *	3,971,958	40,801,049
Inflation Managed Portfolio Class P *	2,379,515	32,229,386
Intermediate Bond Portfolio Class P *	19,243,991	171,534,336
Managed Bond Portfolio Class P *	15,710,051	227,242,872
Short Duration Bond Portfolio Class P *	17,077,652	185,290,128
Emerging Markets Debt Portfolio Class P *	1,348,215	16,337,775
Dividend Growth Portfolio Class P *	1,175,330	45,849,000
Equity Index Portfolio Class P *	274,531	32,490,712
Focused Growth Portfolio Class P *	680,626	36,692,734
Growth Portfolio Class P *	664,809	40,011,092
Large-Cap Core Portfolio Class P *	673,846	48,146,471
Large-Cap Growth Portfolio Class P *	1,813,245	43,214,014
Large-Cap Value Portfolio Class P *	1,242,367	46,660,444
Mid-Cap Equity Portfolio Class P *	443,372	16,734,779
Mid-Cap Growth Portfolio Class P *	874,766	25,336,776
Mid-Cap Value Portfolio Class P *	617,851	25,198,524
Small-Cap Equity Portfolio Class P *	185,662	6,654,597
Small-Cap Growth Portfolio Class P *	190,411	5,870,465
Small-Cap Index Portfolio Class P *	189,354	5,819,320
Small-Cap Value Portfolio Class P *	211,214	6,637,558
Value Portfolio Class P *	2,377,572	53,822,537
Value Advantage Portfolio Class P *	1,818,127	44,108,928
Emerging Markets Portfolio Class P *	1,703,818	32,387,920
International Growth Portfolio Class P *	6,183,837	54,085,154
International Large-Cap Portfolio Class P *	1,590,226	23,020,885
International Value Portfolio Class P *	2,145,071	37,907,220
Real Estate Portfolio Class P *	252,461	8,290,398

Total Affiliated Mutual Funds (Cost $1,535,061,289)		1,632,656,946

TOTAL INVESTMENTS - 100.0% (Cost $1,535,061,289)		1,632,656,946

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(572,306)

NET ASSETS - 100.0%		$1,632,084,640

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	60.9%
Affiliated Equity Funds	39.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,632,656,946	$1,632,656,946	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	27,925,561	$327,153,650
Diversified Bond Portfolio Class P *	40,398,478	549,892,650
High Yield Bond Portfolio Class P *	13,841,982	142,188,657
Inflation Managed Portfolio Class P *	7,738,343	104,812,124
Intermediate Bond Portfolio Class P *	54,066,786	481,932,785
Managed Bond Portfolio Class P *	44,219,241	639,622,830
Short Duration Bond Portfolio Class P *	64,415,920	698,903,717
Emerging Markets Debt Portfolio Class P *	5,890,110	71,376,797
Dividend Growth Portfolio Class P *	9,038,310	352,579,798
Equity Index Portfolio Class P *	2,210,251	261,582,778
Focused Growth Portfolio Class P *	5,259,679	283,550,653
Growth Portfolio Class P *	4,466,481	268,812,115
Large-Cap Core Portfolio Class P *	5,119,290	365,774,578
Large-Cap Growth Portfolio Class P *	11,104,956	264,657,999
Large-Cap Value Portfolio Class P *	7,840,711	294,478,973
Mid-Cap Equity Portfolio Class P *	1,934,064	73,000,029
Mid-Cap Growth Portfolio Class P *	3,811,204	110,387,949
Mid-Cap Value Portfolio Class P *	3,593,678	146,565,086
Small-Cap Equity Portfolio Class P *	1,214,627	43,535,294
Small-Cap Growth Portfolio Class P *	1,777,397	54,797,986
Small-Cap Index Portfolio Class P *	1,180,096	36,267,264
Small-Cap Value Portfolio Class P *	1,497,442	47,058,270
Value Portfolio Class P *	13,893,224	314,509,311
Value Advantage Portfolio Class P *	11,521,210	279,511,942
Emerging Markets Portfolio Class P *	9,295,302	176,694,616
International Growth Portfolio Class P *	36,400,264	318,364,463
International Large-Cap Portfolio Class P *	10,411,133	150,716,627
International Small-Cap Portfolio Class P *	2,132,665	35,325,685
International Value Portfolio Class P *	12,010,161	212,240,908
Real Estate Portfolio Class P *	1,100,969	36,154,030

Total Affiliated Mutual Funds (Cost $6,345,085,871)		7,142,449,564

TOTAL INVESTMENTS - 100.0% (Cost $6,345,085,871)		7,142,449,564

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,360,014)

NET ASSETS - 100.0%		$7,140,089,550

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	57.8%
Affiliated Fixed Income Funds	42.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$7,142,449,564	$7,142,449,564	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	24,770,513	$290,191,613
Diversified Bond Portfolio Class P *	36,262,324	493,592,494
High Yield Bond Portfolio Class P *	3,207,325	32,946,529
Inflation Managed Portfolio Class P *	7,171,021	97,128,010
Intermediate Bond Portfolio Class P *	48,297,661	430,508,781
Managed Bond Portfolio Class P *	39,645,615	573,466,208
Short Duration Bond Portfolio Class P *	62,680,087	680,070,173
Dividend Growth Portfolio Class P *	8,669,558	338,194,968
Equity Index Portfolio Class P *	2,114,983	250,307,919
Focused Growth Portfolio Class P *	5,019,416	270,598,012
Growth Portfolio Class P *	4,267,381	256,829,399
Large-Cap Core Portfolio Class P *	4,951,602	353,793,180
Large-Cap Growth Portfolio Class P *	10,479,415	249,749,833
Large-Cap Value Portfolio Class P *	7,483,445	281,060,873
Mid-Cap Equity Portfolio Class P *	2,163,984	81,678,194
Mid-Cap Growth Portfolio Class P *	4,502,159	130,400,829
Mid-Cap Value Portfolio Class P *	3,185,843	129,931,867
Small-Cap Equity Portfolio Class P *	1,604,013	57,491,853
Small-Cap Growth Portfolio Class P *	1,435,941	44,270,751
Small-Cap Index Portfolio Class P *	1,540,657	47,348,181
Small-Cap Value Portfolio Class P *	644,308	20,247,864
Value Portfolio Class P *	13,226,940	299,426,220
Value Advantage Portfolio Class P *	11,004,569	266,977,901
Emerging Markets Portfolio Class P *	8,632,879	164,102,604
International Growth Portfolio Class P *	33,018,392	288,785,887
International Large-Cap Portfolio Class P *	10,588,147	153,279,156
International Small-Cap Portfolio Class P *	3,959,313	65,582,473
International Value Portfolio Class P *	12,685,805	224,180,748
Real Estate Portfolio Class P *	2,047,355	67,231,827

Total Affiliated Mutual Funds (Cost $5,726,470,907)		6,639,374,347

TOTAL INVESTMENTS - 100.0% (Cost $5,726,470,907)		6,639,374,347

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,168,302)

NET ASSETS - 100.0%		$6,637,206,045

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	60.9%
Affiliated Fixed Income Funds	39.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,639,374,347	$6,639,374,347	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	3,331,191	$39,025,577
Diversified Bond Portfolio Class P *	4,885,445	66,499,302
High Yield Bond Portfolio Class P *	767,739	7,886,430
Inflation Managed Portfolio Class P *	572,154	7,749,556
Intermediate Bond Portfolio Class P *	6,519,568	58,113,195
Managed Bond Portfolio Class P *	5,361,843	77,558,026
Short Duration Bond Portfolio Class P *	15,003,059	162,781,087
Dividend Growth Portfolio Class P *	2,404,167	93,785,325
Equity Index Portfolio Class P *	587,651	69,548,449
Focused Growth Portfolio Class P *	1,201,706	64,784,282
Growth Portfolio Class P *	940,836	56,623,590
Large-Cap Core Portfolio Class P *	1,173,157	83,822,349
Large-Cap Growth Portfolio Class P *	2,949,704	70,298,587
Large-Cap Value Portfolio Class P *	2,367,328	88,911,378
Mid-Cap Equity Portfolio Class P *	731,084	27,594,288
Mid-Cap Growth Portfolio Class P *	1,214,494	35,176,685
Mid-Cap Value Portfolio Class P *	658,611	26,860,886
Small-Cap Equity Portfolio Class P *	474,368	17,002,529
Small-Cap Growth Portfolio Class P *	818,443	25,232,974
Small-Cap Index Portfolio Class P *	448,109	13,771,502
Small-Cap Value Portfolio Class P *	282,772	8,886,332
Value Portfolio Class P *	3,904,255	88,382,983
Value Advantage Portfolio Class P *	3,560,528	86,380,698
Emerging Markets Portfolio Class P *	3,316,321	63,040,028
International Growth Portfolio Class P *	9,742,795	85,212,564
International Large-Cap Portfolio Class P *	3,647,537	52,803,519
International Small-Cap Portfolio Class P *	1,426,645	23,631,097
International Value Portfolio Class P *	3,944,502	69,706,360
Real Estate Portfolio Class P *	735,565	24,154,757

Total Affiliated Mutual Funds (Cost $1,335,278,164)		1,595,224,335

TOTAL INVESTMENTS - 100.0% (Cost $1,335,278,164)		1,595,224,335

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(539,948)

NET ASSETS - 100.0%		$1,594,684,387

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	73.7%
Affiliated Fixed Income Funds	26.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,595,224,335	$1,595,224,335	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.9%
Basic Materials - 1.5%

Air Products & Chemicals, Inc. 1.500% due 10/15/25	$350,000	$323,112
BHP Billiton Finance USA Ltd. (Australia) 4.875% due 02/27/26	500,000	497,746
Celanese US Holdings LLC
5.900% due 07/05/24	150,000	149,729
6.050% due 03/15/25	950,000	946,595
DuPont de Nemours, Inc. 4.493% due 11/15/25	750,000	734,855
Eastman Chemical Co. 3.800% due 03/15/25	250,000	242,838
EIDP, Inc.
1.700% due 07/15/25	250,000	232,467
4.500% due 05/15/26	180,000	176,786
Fibria Overseas Finance Ltd. (Brazil) 4.000% due 01/14/25	250,000	242,688
Freeport-McMoRan, Inc. 4.550% due 11/14/24	350,000	345,320
Linde, Inc. 4.700% due 12/05/25	250,000	248,209
LYB International Finance III LLC 1.250% due 10/01/25	350,000	316,632
Nucor Corp. 2.000% due 06/01/25	250,000	233,918
Nutrien Ltd. (Canada) 5.950% due 11/07/25	570,000	573,666
PPG Industries, Inc. 1.200% due 03/15/26	250,000	224,086
Sherwin-Williams Co. 4.250% due 08/08/25	840,000	822,742
Steel Dynamics, Inc. 2.800% due 12/15/24	150,000	143,226
Westlake Corp. 0.875% due 08/15/24	250,000	236,212

		6,690,827

Communications - 6.7%

Alibaba Group Holding Ltd. (China) 3.600% due 11/28/24	1,000,000	969,088
Alphabet, Inc. 0.450% due 08/15/25	750,000	686,787
Amazon.com, Inc.
0.800% due 06/03/25	350,000	323,416
1.000% due 05/12/26	500,000	449,641
3.000% due 04/13/25	250,000	241,282
3.800% due 12/05/24	1,750,000	1,717,307
4.600% due 12/01/25	250,000	248,145
4.700% due 11/29/24	1,700,000	1,689,633
5.200% due 12/03/25	250,000	250,917
AT&T, Inc. 5.539% due 02/20/26	1,450,000	1,450,425
Baidu, Inc. (China) 4.125% due 06/30/25	750,000	725,627
Booking Holdings, Inc.
3.600% due 06/01/26	500,000	481,841
3.650% due 03/15/25	150,000	145,714
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.908% due 07/23/25	1,250,000	1,226,184
Cisco Systems, Inc.
2.950% due 02/28/26	500,000	480,174
3.500% due 06/15/25	250,000	242,833
Comcast Corp.
3.150% due 03/01/26	500,000	479,105
3.375% due 08/15/25	2,250,000	2,171,674
5.250% due 11/07/25	355,000	357,023

	Principal Amount	Value
Discovery Communications LLC
3.900% due 11/15/24	$200,000	$194,060
3.950% due 06/15/25	1,250,000	1,200,660
eBay, Inc.
1.400% due 05/10/26	350,000	316,185
1.900% due 03/11/25	750,000	705,001
5.900% due 11/22/25	175,000	176,953
Expedia Group, Inc. 5.000% due 02/15/26	250,000	246,610
Fox Corp. 3.050% due 04/07/25	500,000	478,671
Netflix, Inc. 5.875% due 02/15/25	500,000	502,450
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600% due 04/15/26	250,000	240,219
3.650% due 11/01/24	250,000	242,898
Paramount Global 4.000% due 01/15/26	750,000	714,160
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25 ~	610,000	579,276
3.625% due 12/15/25	250,000	236,684
Sprint LLC
7.625% due 02/15/25	750,000	766,775
7.625% due 03/01/26	1,250,000	1,299,592
T-Mobile USA, Inc.
2.250% due 02/15/26	1,000,000	919,755
3.500% due 04/15/25	1,250,000	1,202,442
TCI Communications, Inc.
7.875% due 02/15/26	250,000	265,986
Thomson Reuters Corp. (Canada) 3.350% due 05/15/26	250,000	238,085
TWDC Enterprises 18 Corp.
3.000% due 02/13/26	250,000	238,917
3.150% due 09/17/25	1,250,000	1,200,566
VeriSign, Inc. 5.250% due 04/01/25	200,000	197,985
Verizon Communications, Inc.
1.450% due 03/20/26	1,000,000	907,144
3.376% due 02/15/25	750,000	724,770
Vodafone Group PLC (United Kingdom) 4.125% due 05/30/25	750,000	732,101
Walt Disney Co.
1.750% due 08/30/24	1,000,000	958,672
3.350% due 03/24/25	250,000	242,372
Weibo Corp. (China) 3.500% due 07/05/24	250,000	244,035
WPP Finance 2010 (United Kingdom) 3.750% due 09/19/24	500,000	484,941

		30,794,781

Consumer, Cyclical - 7.1%

American Honda Finance Corp.
0.550% due 07/12/24	500,000	475,234
0.750% due 08/09/24	165,000	156,651
1.000% due 09/10/25	350,000	319,433
1.200% due 07/08/25	1,250,000	1,150,946
4.600% due 04/17/25	500,000	493,736
AutoNation, Inc. 3.500% due 11/15/24	250,000	241,065
AutoZone, Inc. 3.625% due 04/15/25	500,000	482,787
Brunswick Corp. 0.850% due 08/18/24	250,000	235,175
Dollar General Corp. 4.250% due 09/20/24	500,000	490,539
Dollar Tree, Inc. 4.000% due 05/15/25	500,000	484,245
DR Horton, Inc.
2.500% due 10/15/24	250,000	239,162
2.600% due 10/15/25	250,000	234,039

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
General Motors Co. 6.125% due 10/01/25	$350,000	$352,520
General Motors Financial Co., Inc.
1.200% due 10/15/24	1,115,000	1,049,410
1.500% due 06/10/26	500,000	442,066
2.750% due 06/20/25	2,500,000	2,356,266
2.900% due 02/26/25	350,000	332,293
3.500% due 11/07/24	250,000	241,790
3.800% due 04/07/25	130,000	125,443
4.350% due 04/09/25	250,000	243,615
5.400% due 04/06/26	280,000	276,880
6.050% due 10/10/25	300,000	300,644
Genuine Parts Co. 1.750% due 02/01/25	250,000	234,290
Harley-Davidson, Inc. 3.500% due 07/28/25	250,000	239,431
Hasbro, Inc. 3.000% due 11/19/24	250,000	240,349
Home Depot, Inc.
2.700% due 04/15/25	135,000	129,546
3.350% due 09/15/25	1,000,000	965,297
4.000% due 09/15/25	80,000	78,476
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	165,000	157,016
Hyatt Hotels Corp. 1.800% due 10/01/24	590,000	561,789
Lennar Corp. 5.250% due 06/01/26	250,000	247,723
Lowe’s Cos., Inc.
4.000% due 04/15/25	250,000	243,525
4.400% due 09/08/25	1,055,000	1,034,275
4.800% due 04/01/26	140,000	138,681
Magna International, Inc. (Canada) 5.980% due 03/21/26	250,000	250,176
Marriott International, Inc.
3.750% due 03/15/25	150,000	145,342
3.750% due 10/01/25	250,000	240,038
5.750% due 05/01/25	500,000	501,188
McDonald’s Corp.
1.450% due 09/01/25	250,000	230,954
3.700% due 01/30/26	1,250,000	1,208,885
NIKE, Inc. 2.400% due 03/27/25	500,000	478,392
PACCAR Financial Corp.
0.500% due 08/09/24	140,000	132,602
2.850% due 04/07/25	100,000	95,780
3.550% due 08/11/25	850,000	824,742
4.450% due 03/30/26	200,000	198,477
4.950% due 10/03/25	100,000	99,446
PVH Corp. 4.625% due 07/10/25	250,000	241,915
Ralph Lauren Corp. 3.750% due 09/15/25	250,000	241,369
Southwest Airlines Co. 5.250% due 05/04/25	500,000	494,923
Starbucks Corp.
3.800% due 08/15/25	250,000	242,195
4.750% due 02/15/26	845,000	837,495
Tapestry, Inc. 4.250% due 04/01/25	200,000	194,813
Target Corp. 2.250% due 04/15/25	850,000	809,902
Toyota Motor Credit Corp.
0.625% due 09/13/24	440,000	415,749
1.125% due 06/18/26	500,000	447,219
1.450% due 01/13/25	1,650,000	1,557,110
3.000% due 04/01/25	350,000	336,891
3.650% due 08/18/25	620,000	599,460
3.950% due 06/30/25	175,000	171,245
4.400% due 09/20/24	1,500,000	1,481,968

	Principal Amount	Value
4.450% due 05/18/26	$500,000	$492,857
4.800% due 01/10/25	200,000	198,660
5.400% due 11/10/25	100,000	100,697
United Airlines Pass-Through Trust 4.300% due 02/15/27	578,180	556,655
VF Corp. 2.400% due 04/23/25	250,000	234,426
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26	500,000	469,131
3.800% due 11/18/24	500,000	487,563
Walmart, Inc. 2.850% due 07/08/24	750,000	731,525
3.900% due 09/09/25	870,000	852,902
4.000% due 04/15/26	135,000	132,666
Warnermedia Holdings, Inc.
3.638% due 03/15/25	250,000	241,267
6.412% due 03/15/26	165,000	165,174
Whirlpool Corp. 3.700% due 05/01/25	350,000	338,865
WW Grainger, Inc. 1.850% due 02/15/25	150,000	142,491

		32,617,492

Consumer, Non-Cyclical - 14.4%

Abbott Laboratories
2.950% due 03/15/25	500,000	484,093
3.875% due 09/15/25	350,000	342,011
AbbVie, Inc.
2.600% due 11/21/24	1,350,000	1,295,937
3.200% due 05/14/26	500,000	474,069
3.600% due 05/14/25	2,250,000	2,175,845
3.800% due 03/15/25	350,000	340,470
Aetna, Inc. 3.500% due 11/15/24	250,000	242,293
Altria Group, Inc.
2.350% due 05/06/25	250,000	235,381
4.400% due 02/14/26	500,000	489,496
AmerisourceBergen Corp. 3.250% due 03/01/25	150,000	144,018
Amgen, Inc.
1.900% due 02/21/25	250,000	235,932
3.125% due 05/01/25	750,000	718,669
5.250% due 03/02/25	70,000	69,664
5.507% due 03/02/26	625,000	623,961
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	1,100,000	1,065,814
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	500,000	451,373
AstraZeneca PLC (United Kingdom) 3.375% due 11/16/25	1,000,000	961,822
Automatic Data Processing, Inc. 3.375% due 09/15/25	250,000	241,834
Avery Dennison Corp. 0.850% due 08/15/24	250,000	235,928
BAT Capital Corp. (United Kingdom) 2.789% due 09/06/24	1,250,000	1,202,857
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	750,000	674,686
Baxalta, Inc. 4.000% due 06/23/25	250,000	242,660
Baxter International, Inc. 1.322% due 11/29/24	600,000	563,242
Becton Dickinson & Co. 3.734% due 12/15/24	750,000	728,406
Biogen, Inc. 4.050% due 09/15/25	850,000	822,649
Boston Scientific Corp. 1.900% due 06/01/25	500,000	468,956

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Bristol-Myers Squibb Co.
2.900% due 07/26/24	$1,250,000	$1,217,698
3.200% due 06/15/26	500,000	478,716
Brown-Forman Corp. 3.500% due 04/15/25	200,000	193,918
Bunge Ltd. Finance Corp. 1.630% due 08/17/25	250,000	230,134
Campbell Soup Co. 3.950% due 03/15/25	250,000	243,065
Cigna Group
1.250% due 03/15/26	250,000	224,636
3.250% due 04/15/25	750,000	718,709
4.125% due 11/15/25	250,000	243,464
4.500% due 02/25/26	250,000	244,669
5.685% due 03/15/26	250,000	250,352
Cintas Corp. No. 2 3.450% due 05/01/25	250,000	242,070
Colgate-Palmolive Co.
3.100% due 08/15/25	50,000	48,156
4.800% due 03/02/26	145,000	145,581
CommonSpirit Health 1.547% due 10/01/25	500,000	454,984
Conagra Brands, Inc. 4.600% due 11/01/25	750,000	733,395
Constellation Brands, Inc.
4.400% due 11/15/25	500,000	489,829
4.750% due 11/15/24	150,000	147,936
5.000% due 02/02/26	85,000	84,716
CVS Health Corp.
2.625% due 08/15/24	1,500,000	1,451,173
2.875% due 06/01/26	500,000	470,161
3.875% due 07/20/25	250,000	243,044
4.100% due 03/25/25	250,000	244,775
5.000% due 02/20/26	705,000	702,008
DH Europe Finance II SARL
2.200% due 11/15/24	600,000	574,895
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	750,000	690,255
Elevance Health, Inc.
1.500% due 03/15/26	500,000	452,352
2.375% due 01/15/25	250,000	237,763
4.900% due 02/08/26	1,070,000	1,052,813
5.350% due 10/15/25	145,000	144,733
Eli Lilly & Co. 5.000% due 02/27/26	110,000	110,106
Equifax, Inc.
2.600% due 12/01/24	250,000	238,226
2.600% due 12/15/25	250,000	232,747
GE HealthCare Technologies, Inc. 5.600% due 11/15/25	1,000,000	1,000,897
General Mills, Inc.
4.000% due 04/17/25	500,000	487,504
5.241% due 11/18/25	80,000	80,017
Gilead Sciences, Inc.
3.500% due 02/01/25	1,350,000	1,309,580
3.650% due 03/01/26	500,000	481,180
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.625% due 05/15/25	750,000	729,418
Global Payments, Inc.
1.200% due 03/01/26	350,000	311,196
1.500% due 11/15/24	460,000	432,509
Haleon UK Capital PLC 3.125% due 03/24/25	350,000	334,575
HCA, Inc.
5.250% due 04/15/25	350,000	345,724
5.375% due 02/01/25	1,000,000	991,767
5.875% due 02/15/26	1,000,000	1,000,869
Hershey Co. 3.200% due 08/21/25	500,000	481,077

	Principal Amount	Value
Humana, Inc.
3.850% due 10/01/24	$150,000	$146,557
5.700% due 03/13/26	900,000	900,666
Illumina, Inc. 5.800% due 12/12/25	350,000	350,986
J M Smucker Co. 3.500% due 03/15/25	250,000	241,675
Johnson & Johnson
0.550% due 09/01/25	750,000	685,679
2.450% due 03/01/26	250,000	236,190
2.625% due 01/15/25	100,000	96,877
Kenvue, Inc. 5.350% due 03/22/26 ~	500,000	504,052
Keurig Dr Pepper, Inc.
3.400% due 11/15/25	250,000	239,295
4.417% due 05/25/25	100,000	98,064
Kraft Heinz Foods Co. 3.000% due 06/01/26	500,000	471,986
Kroger Co. 3.500% due 02/01/26	350,000	335,463
Laboratory Corp. of America Holdings
1.550% due 06/01/26	250,000	223,418
3.250% due 09/01/24	250,000	242,190
3.600% due 02/01/25	600,000	580,010
McCormick & Co., Inc. 0.900% due 02/15/26	600,000	535,184
McKesson Corp.
0.900% due 12/03/25	250,000	224,152
5.250% due 02/15/26	1,065,000	1,061,457
Mead Johnson Nutrition Co. (United Kingdom) 4.125% due 11/15/25	250,000	243,967
Merck & Co., Inc.
0.750% due 02/24/26	250,000	225,982
2.750% due 02/10/25	1,250,000	1,203,758
Mondelez International, Inc. 1.500% due 05/04/25	500,000	466,219
Moody’s Corp. 3.750% due 03/24/25	250,000	243,149
Novartis Capital Corp. (Switzerland)
1.750% due 02/14/25	250,000	237,142
3.000% due 11/20/25	1,250,000	1,196,091
PayPal Holdings, Inc.
1.650% due 06/01/25	750,000	702,204
2.400% due 10/01/24	185,000	177,845
PeaceHealth Obligated Group 1.375% due 11/15/25	250,000	225,437
PepsiCo, Inc.
2.250% due 03/19/25	500,000	477,261
2.750% due 04/30/25	250,000	239,580
2.850% due 02/24/26	500,000	476,559
3.500% due 07/17/25	250,000	243,207
4.550% due 02/13/26	195,000	194,509
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26	780,000	770,829
4.650% due 05/19/25	450,000	446,252
Pfizer, Inc.
0.800% due 05/28/25	1,000,000	923,754
2.750% due 06/03/26	350,000	330,884
Philip Morris International, Inc.
0.875% due 05/01/26	250,000	223,113
1.500% due 05/01/25	1,250,000	1,169,642
3.375% due 08/11/25	250,000	240,916
4.875% due 02/13/26	985,000	978,346
5.000% due 11/17/25	240,000	238,857
Procter & Gamble Co.
0.550% due 10/29/25	250,000	226,630
2.700% due 02/02/26	500,000	479,059
4.100% due 01/26/26	50,000	49,415
Quanta Services, Inc. 0.950% due 10/01/24	250,000	235,029

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Quest Diagnostics, Inc. 3.500% due 03/30/25	$250,000	$241,175
Revvity, Inc. 0.850% due 09/15/24	250,000	235,079
Reynolds American, Inc. (United Kingdom) 4.450% due 06/12/25	350,000	340,274
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	140,000	139,085
Stryker Corp.
1.150% due 06/15/25	500,000	460,377
3.375% due 11/01/25	250,000	239,323
3.500% due 03/15/26	250,000	239,942
Sysco Corp. 3.750% due 10/01/25	250,000	241,820
Thermo Fisher Scientific, Inc. 1.215% due 10/18/24	1,000,000	946,045
Tyson Foods, Inc. 3.950% due 08/15/24	1,250,000	1,227,296
Unilever Capital Corp. (United Kingdom) 0.626% due 08/12/24	165,000	156,330
UnitedHealth Group, Inc.
1.150% due 05/15/26	500,000	452,390
3.100% due 03/15/26	350,000	335,067
3.750% due 07/15/25	250,000	243,430
5.000% due 10/15/24	125,000	124,586
5.150% due 10/15/25	1,305,000	1,309,058
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	750,000	712,587
Verisk Analytics, Inc. 4.000% due 06/15/25	250,000	242,746
Zimmer Biomet Holdings, Inc.
1.450% due 11/22/24	180,000	169,587
3.550% due 04/01/25	750,000	722,930
Zoetis, Inc. 5.400% due 11/14/25	595,000	596,978

		66,171,100

Energy - 5.7%

Boardwalk Pipelines LP 4.950% due 12/15/24	500,000	492,066
BP Capital Markets America, Inc.
3.119% due 05/04/26	750,000	714,226
3.410% due 02/11/26	750,000	720,956
3.796% due 09/21/25	250,000	243,792
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	250,000	232,945
3.900% due 02/01/25	500,000	483,588
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25	500,000	497,858
Chevron Corp.
1.554% due 05/11/25	1,000,000	937,414
2.954% due 05/16/26	750,000	714,198
3.326% due 11/17/25	250,000	241,523
Chevron USA, Inc.
0.687% due 08/12/25	250,000	228,423
3.900% due 11/15/24	350,000	344,230
Columbia Pipeline Group, Inc. 4.500% due 06/01/25	250,000	244,058
ConocoPhillips Co. 2.400% due 03/07/25	22,000	20,980
Devon Energy Corp. 5.850% due 12/15/25	500,000	504,159
Enbridge, Inc. (Canada)
2.500% due 01/15/25	250,000	237,863
2.500% due 02/14/25	540,000	513,176
5.969% due 03/08/26	180,000	180,311
Energy Transfer LP
2.900% due 05/15/25	250,000	236,978
4.050% due 03/15/25	500,000	486,203
4.750% due 01/15/26	750,000	733,497
5.950% due 12/01/25	250,000	250,961

	Principal Amount	Value
Enterprise Products Operating LLC
3.750% due 02/15/25	$200,000	$194,599
5.050% due 01/10/26	555,000	554,266
EOG Resources, Inc. 4.150% due 01/15/26	250,000	244,797
EQT Corp. 6.125% due 02/01/25	500,000	497,640
Exxon Mobil Corp.
2.709% due 03/06/25	1,000,000	960,291
2.992% due 03/19/25	1,000,000	963,863
3.043% due 03/01/26	850,000	812,790
Halliburton Co. 3.800% due 11/15/25	250,000	241,616
Hess Corp. 3.500% due 07/15/24	250,000	243,966
Kinder Morgan, Inc. 4.300% due 06/01/25	1,100,000	1,073,353
Marathon Petroleum Corp. 4.700% due 05/01/25	750,000	736,154
MPLX LP
1.750% due 03/01/26	250,000	227,048
4.875% due 12/01/24	500,000	492,984
4.875% due 06/01/25	500,000	490,782
Occidental Petroleum Corp. 5.875% due 09/01/25	500,000	497,029
ONEOK, Inc. 2.200% due 09/15/25	1,000,000	926,047
Ovintiv Exploration, Inc. 5.375% due 01/01/26	250,000	248,399
Ovintiv, Inc. 5.650% due 05/15/25	85,000	84,364
Phillips 66 1.300% due 02/15/26	500,000	452,137
Pioneer Natural Resources Co. 5.100% due 03/29/26	240,000	238,640
Plains All American Pipeline LP/PAA Finance Corp. 3.600% due 11/01/24	850,000	822,772
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	1,150,000	1,145,981
Shell International Finance BV (Netherlands)
2.000% due 11/07/24	350,000	335,194
2.875% due 05/10/26	1,000,000	952,817
3.250% due 05/11/25	850,000	821,870
TotalEnergies Capital International SA (France) 2.434% due 01/10/25	350,000	335,601
TransCanada PipeLines Ltd. (Canada)
1.000% due 10/12/24	400,000	375,996
6.203% due 03/09/26	250,000	250,230
Transcontinental Gas Pipe Line Co. LLC 7.850% due 02/01/26	250,000	261,861
Williams Cos., Inc.
3.900% due 01/15/25	1,350,000	1,310,840
5.400% due 03/02/26	175,000	174,610

		26,227,942

Financial - 44.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	1,435,000	1,349,149
1.750% due 10/29/24	785,000	737,625
3.500% due 01/15/25	685,000	656,228
6.500% due 07/15/25	250,000	251,399
Air Lease Corp.
0.800% due 08/18/24	85,000	80,099
2.300% due 02/01/25	650,000	611,587
2.875% due 01/15/26	750,000	694,231
3.375% due 07/01/25	250,000	237,089
Aircastle Ltd. 4.250% due 06/15/26	250,000	235,620

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Alexandria Real Estate Equities, Inc. REIT 3.450% due 04/30/25	$250,000	$239,335
Allied World Assurance Co. Holdings Ltd. 4.350% due 10/29/25	250,000	237,515
Allstate Corp. 0.750% due 12/15/25	250,000	224,079
Ally Financial, Inc.
5.125% due 09/30/24	350,000	343,527
5.800% due 05/01/25	250,000	245,905
American Express Co.
2.250% due 03/04/25	160,000	151,631
3.000% due 10/30/24	250,000	241,119
3.950% due 08/01/25	2,250,000	2,184,830
4.200% due 11/06/25	1,000,000	972,927
4.900% due 02/13/26	45,000	44,561
4.990% (SOFR + 0.999%) due 05/01/26 §	500,000	494,038
American International Group, Inc. 2.500% due 06/30/25	583,000	549,389
American Tower Corp. REIT
1.300% due 09/15/25	250,000	226,670
1.600% due 04/15/26	500,000	448,676
4.400% due 02/15/26	500,000	484,882
Ameriprise Financial, Inc.
3.000% due 04/02/25	250,000	238,167
3.700% due 10/15/24	250,000	243,700
Aon Global Ltd. 3.875% due 12/15/25	1,250,000	1,205,566
Ares Capital Corp.
3.250% due 07/15/25	250,000	231,373
4.250% due 03/01/25	500,000	477,303
Australia & New Zealand Banking Group Ltd. (Australia)
3.700% due 11/16/25	250,000	240,882
5.088% due 12/08/25	250,000	248,943
AvalonBay Communities, Inc. REIT
2.950% due 05/11/26	250,000	235,521
3.500% due 11/15/24	250,000	242,435
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25	250,000	225,220
5.862% due 09/14/26	200,000	197,327
Banco Santander SA (Spain)
1.849% due 03/25/26	200,000	179,078
2.746% due 05/28/25	250,000	234,842
3.496% due 03/24/25	1,200,000	1,149,669
5.147% due 08/18/25	1,310,000	1,287,312
Bank of America Corp.
0.981% due 09/25/25	1,500,000	1,409,851
1.319% due 06/19/26	3,700,000	3,390,851
1.530% due 12/06/25	350,000	327,339
2.456% due 10/22/25	500,000	477,608
3.366% due 01/23/26	2,750,000	2,636,191
3.384% due 04/02/26	350,000	335,672
3.559% due 04/23/27	1,000,000	948,535
3.875% due 08/01/25	500,000	486,008
4.000% due 01/22/25	1,000,000	973,006
4.200% due 08/26/24	250,000	245,408
4.450% due 03/03/26	1,000,000	972,462
4.827% due 07/22/26	2,150,000	2,114,206
5.080% due 01/20/27	950,000	935,745
Bank of Montreal (Canada)
0.625% due 07/09/24	285,000	270,757
0.949% due 01/22/27	500,000	446,302
1.500% due 01/10/25	145,000	136,319
1.850% due 05/01/25	250,000	233,614
3.700% due 06/07/25	1,610,000	1,554,729
4.250% due 09/14/24	150,000	147,085
5.200% due 12/12/24	900,000	892,746
5.300% due 06/05/26	350,000	349,233

	Principal Amount	Value
Bank of New York Mellon 5.148% (SOFR + 1.067%) due 05/22/26 §	$250,000	$248,537
Bank of New York Mellon Corp.
0.850% due 10/25/24	200,000	187,790
2.800% due 05/04/26	250,000	235,278
3.350% due 04/25/25	200,000	192,441
4.414% due 07/24/26	1,490,000	1,458,852
4.947% due 04/26/27	730,000	721,362
Bank of Nova Scotia (Canada)
0.650% due 07/31/24	2,135,000	2,023,038
1.450% due 01/10/25	190,000	178,030
3.450% due 04/11/25	1,120,000	1,078,764
4.500% due 12/16/25	250,000	241,370
4.750% due 02/02/26	580,000	571,110
5.250% due 12/06/24	165,000	163,588
5.450% due 06/12/25	125,000	124,384
Barclays PLC (United Kingdom)
2.852% due 05/07/26	1,500,000	1,405,635
3.650% due 03/16/25	250,000	239,778
4.375% due 09/11/24	1,500,000	1,456,872
4.375% due 01/12/26	250,000	240,277
5.200% due 05/12/26	250,000	241,337
5.829% due 05/09/27	1,065,000	1,051,179
7.325% due 11/02/26	250,000	255,701
Berkshire Hathaway, Inc. 3.125% due 03/15/26	750,000	722,933
Blackstone Private Credit Fund
2.350% due 11/22/24	200,000	186,963
2.700% due 01/15/25	115,000	107,338
4.700% due 03/24/25	200,000	192,743
7.050% due 09/29/25	600,000	598,815
BNP Paribas SA (France)
4.250% due 10/15/24	250,000	243,359
Boston Properties LP REIT
3.200% due 01/15/25	350,000	332,190
3.650% due 02/01/26	500,000	464,247
Brandywine Operating Partnership LP REIT 4.100% due 10/01/24	250,000	240,002
Brixmor Operating Partnership LP REIT 3.850% due 02/01/25	150,000	143,549
Brookfield Corp. (Canada)
4.000% due 01/15/25	350,000	339,660
Brookfield Finance, Inc. (Canada) 4.250% due 06/02/26	250,000	240,285
Canadian Imperial Bank of Commerce (Canada)
0.950% due 10/23/25	250,000	227,004
1.000% due 10/18/24	150,000	141,320
1.250% due 06/22/26	250,000	221,928
2.250% due 01/28/25	750,000	711,337
3.300% due 04/07/25	35,000	33,618
3.945% due 08/04/25	700,000	676,957
5.144% due 04/28/25	250,000	248,011
Capital One Financial Corp.
2.636% due 03/03/26	435,000	406,441
3.200% due 02/05/25	500,000	475,830
3.300% due 10/30/24	750,000	720,987
4.200% due 10/29/25	1,000,000	956,389
4.985% due 07/24/26	150,000	145,445
Capital One NA 2.280% due 01/28/26	750,000	700,270
Charles Schwab Corp.
0.900% due 03/11/26	1,000,000	884,146
1.150% due 05/13/26	350,000	309,999
3.625% due 04/01/25	200,000	192,398
3.850% due 05/21/25	250,000	240,759
Chubb INA Holdings, Inc.
3.150% due 03/15/25	400,000	386,357
3.350% due 05/03/26	500,000	480,780

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Citigroup, Inc.
1.122% due 01/28/27	$2,500,000	$2,229,657
1.281% due 11/03/25	650,000	609,214
3.106% due 04/08/26	500,000	477,639
3.290% due 03/17/26	2,750,000	2,631,526
3.300% due 04/27/25	2,000,000	1,925,137
3.400% due 05/01/26	500,000	475,779
4.400% due 06/10/25	1,000,000	971,834
5.610% due 09/29/26	750,000	749,381
Citizens Bank NA 6.064% due 10/24/25	250,000	237,036
CME Group, Inc. 3.000% due 03/15/25	150,000	144,580
CNA Financial Corp. 4.500% due 03/01/26	350,000	339,782
CNO Financial Group, Inc. 5.250% due 05/30/25	250,000	245,716
Commonwealth Bank of Australia (Australia) 5.316% due 03/13/26	500,000	501,638
Cooperatieve Rabobank UA (Netherlands)
1.375% due 01/10/25	100,000	94,073
3.875% due 08/22/24	835,000	818,212
4.375% due 08/04/25	1,000,000	965,682
Corebridge Financial, Inc. 3.500% due 04/04/25	500,000	476,662
Credit Suisse AG (Switzerland)
3.625% due 09/09/24	250,000	240,860
3.700% due 02/21/25	1,875,000	1,792,902
4.750% due 08/09/24	750,000	733,269
Crown Castle, Inc. REIT
3.200% due 09/01/24	250,000	242,394
3.700% due 06/15/26	500,000	475,303
4.450% due 02/15/26	500,000	486,874
Deutsche Bank AG (Germany)
3.961% due 11/26/25	500,000	476,990
4.100% due 01/13/26	350,000	327,868
4.162% due 05/13/25	1,000,000	963,800
6.119% due 07/14/26	165,000	163,226
Discover Financial Services
3.950% due 11/06/24	1,000,000	964,191
4.500% due 01/30/26	250,000	239,533
EPR Properties REIT 4.500% due 04/01/25	200,000	189,566
Equinix, Inc. REIT
1.000% due 09/15/25	350,000	316,199
1.450% due 05/15/26	350,000	312,759
2.625% due 11/18/24	500,000	477,729
Fifth Third Bancorp 2.375% due 01/28/25	250,000	234,093
Fifth Third Bank NA
3.950% due 07/28/25	500,000	477,094
5.852% due 10/27/25	320,000	311,864
First-Citizens Bank & Trust Co. 2.969% due 09/27/25	500,000	473,109
FS KKR Capital Corp.
1.650% due 10/12/24	200,000	186,066
4.125% due 02/01/25	500,000	473,172
4.625% due 07/15/24	250,000	242,630
GLP Capital LP/GLP Financing II, Inc. REIT 5.250% due 06/01/25	350,000	343,143
Goldman Sachs BDC, Inc. 3.750% due 02/10/25	250,000	239,055
Goldman Sachs Group, Inc.
0.855% due 02/12/26	2,000,000	1,844,142
1.093% due 12/09/26	250,000	222,913
3.272% due 09/29/25	1,500,000	1,449,927
3.500% due 04/01/25	350,000	336,440
3.750% due 05/22/25	500,000	482,820
3.750% due 02/25/26	250,000	240,092

	Principal Amount	Value
3.850% due 07/08/24	$500,000	$490,498
4.250% due 10/21/25	250,000	241,039
5.700% due 11/01/24	3,885,000	3,880,606
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	250,000	240,441
HSBC Holdings PLC (United Kingdom)
1.589% due 05/24/27	500,000	441,535
1.645% due 04/18/26	1,850,000	1,704,929
2.099% due 06/04/26	250,000	231,469
2.633% due 11/07/25	1,850,000	1,758,158
2.999% due 03/10/26	200,000	189,731
3.900% due 05/25/26	750,000	715,104
4.180% due 12/09/25	2,500,000	2,427,922
4.250% due 08/18/25	250,000	240,222
4.292% due 09/12/26	500,000	481,082
7.336% due 11/03/26	200,000	205,927
HSBC USA, Inc. 5.625% due 03/17/25	250,000	249,038
ING Groep NV (Netherlands) 3.869% due 03/28/26	750,000	720,758
Intercontinental Exchange, Inc.
3.650% due 05/23/25	95,000	93,084
3.750% due 12/01/25	1,000,000	971,263
JPMorgan Chase & Co.
0.768% due 08/09/25	315,000	296,795
1.045% due 11/19/26	2,250,000	2,016,330
1.561% due 12/10/25	250,000	234,187
1.578% due 04/22/27	1,500,000	1,348,067
2.083% due 04/22/26	2,300,000	2,154,847
2.301% due 10/15/25	250,000	238,326
2.595% due 02/24/26	500,000	474,362
3.200% due 06/15/26	1,000,000	953,449
3.960% due 01/29/27	500,000	480,949
4.080% due 04/26/26	350,000	340,262
5.546% due 12/15/25	4,500,000	4,483,240
7.750% due 07/15/25	250,000	259,295
KeyBank NA
4.150% due 08/08/25	250,000	231,136
4.700% due 01/26/26	1,000,000	931,499
Kilroy Realty LP REIT 3.450% due 12/15/24	750,000	710,918
Kimco Realty OP LLC REIT 3.300% due 02/01/25	150,000	143,506
Lazard Group LLC 3.750% due 02/13/25	250,000	240,619
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27	500,000	442,639
3.511% due 03/18/26	200,000	190,493
3.870% due 07/09/25	1,750,000	1,705,123
4.450% due 05/08/25	250,000	242,346
4.500% due 11/04/24	250,000	242,817
4.650% due 03/24/26	350,000	334,496
4.716% due 08/11/26	200,000	194,422
Manufacturers & Traders Trust Co.
4.650% due 01/27/26	250,000	238,920
5.400% due 11/21/25	250,000	242,361
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	250,000	242,199
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25	250,000	242,585
3.750% due 03/14/26	500,000	484,388
Mastercard, Inc. 2.000% due 03/03/25	750,000	713,275
MetLife, Inc. 3.600% due 11/13/25	500,000	480,639
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.962% due 10/11/25	350,000	326,736
1.412% due 07/17/25	2,250,000	2,061,071

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
2.193% due 02/25/25	$250,000	$235,724
2.801% due 07/18/24	500,000	484,400
4.788% due 07/18/25	200,000	197,201
5.063% due 09/12/25	1,200,000	1,186,017
5.541% due 04/17/26	200,000	198,901
5.719% due 02/20/26	1,500,000	1,492,801
Mizuho Financial Group, Inc. (Japan)
1.234% due 05/22/27	350,000	307,733
2.555% due 09/13/25	1,000,000	955,220
2.651% due 05/22/26	350,000	327,603
Morgan Stanley
0.864% due 10/21/25	1,500,000	1,395,527
0.985% due 12/10/26	250,000	223,021
1.164% due 10/21/25	2,555,000	2,389,183
1.593% due 05/04/27	750,000	671,781
2.188% due 04/28/26	1,000,000	939,154
3.875% due 01/27/26	500,000	482,828
4.000% due 07/23/25	3,750,000	3,642,032
4.679% due 07/17/26	345,000	338,693
5.050% due 01/28/27	300,000	297,585
6.138% due 10/16/26	750,000	757,871
Morgan Stanley Bank NA 4.754% due 04/21/26	360,000	354,864
Nasdaq, Inc. 5.650% due 06/28/25	45,000	45,149
National Australia Bank Ltd. (Australia)
3.375% due 01/14/26	1,000,000	958,857
4.966% due 01/12/26	250,000	248,696
5.132% due 11/22/24	250,000	248,956
5.200% due 05/13/25	335,000	334,390
National Bank of Canada (Canada) 5.250% due 01/17/25	800,000	793,138
Natwest Group PLC (United Kingdom)
1.642% due 06/14/27	500,000	440,380
4.800% due 04/05/26	250,000	242,837
5.847% due 03/02/27	500,000	494,848
7.472% due 11/10/26	750,000	767,511
Nomura Holdings, Inc. (Japan)
1.851% due 07/16/25	250,000	228,761
2.648% due 01/16/25	850,000	805,127
5.709% due 01/09/26	500,000	495,803
Northern Trust Corp. 3.950% due 10/30/25	250,000	241,016
Oaktree Specialty Lending Corp. 3.500% due 02/25/25	150,000	142,090
Old Republic International Corp. 4.875% due 10/01/24	150,000	147,142
Omega Healthcare Investors, Inc. REIT 4.500% due 01/15/25	400,000	383,521
Owl Rock Capital Corp. 4.000% due 03/30/25	350,000	328,383
PNC Bank NA
2.500% due 08/27/24	2,000,000	1,917,122
3.875% due 04/10/25	250,000	238,807
PNC Financial Services Group, Inc.
4.758% due 01/26/27	90,000	88,003
5.671% due 10/28/25	200,000	198,432
5.812% due 06/12/26	290,000	288,409
Prudential Financial, Inc. 1.500% due 03/10/26	500,000	456,994
Radian Group, Inc. 6.625% due 03/15/25	250,000	249,978
Realty Income Corp. REIT
3.875% due 04/15/25	200,000	193,950
5.050% due 01/13/26	1,045,000	1,036,494
Royal Bank of Canada (Canada)
0.650% due 07/29/24	200,000	189,555
0.750% due 10/07/24	500,000	469,512
1.150% due 06/10/25	250,000	230,865
1.600% due 01/21/25	2,650,000	2,492,011

	Principal Amount	Value
3.375% due 04/14/25	$250,000	$240,769
3.970% due 07/26/24	150,000	147,328
4.650% due 01/27/26	1,500,000	1,460,868
4.875% due 01/12/26	200,000	197,819
4.950% due 04/25/25	715,000	705,919
Santander Holdings USA, Inc.
4.500% due 07/17/25	250,000	242,793
5.807% due 09/09/26	60,000	58,959
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	750,000	668,211
6.833% due 11/21/26	700,000	701,994
Simon Property Group LP REIT
3.375% due 10/01/24	350,000	339,410
3.500% due 09/01/25	750,000	718,977
SITE Centers Corp. REIT 3.625% due 02/01/25	250,000	235,405
Sixth Street Specialty Lending, Inc. 3.875% due 11/01/24	350,000	337,646
Sumitomo Mitsui Banking Corp. (Japan) 3.400% due 07/11/24	250,000	243,962
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.474% due 07/08/25	1,000,000	918,735
2.448% due 09/27/24	350,000	335,405
3.784% due 03/09/26	250,000	239,087
5.464% due 01/13/26	1,785,000	1,779,964
Synchrony Bank 5.400% due 08/22/25	250,000	239,380
Synchrony Financial
4.250% due 08/15/24	750,000	723,390
4.875% due 06/13/25	130,000	123,590
Toronto-Dominion Bank (Canada)
0.750% due 09/11/25	250,000	226,378
0.750% due 01/06/26	500,000	446,517
1.150% due 06/12/25	250,000	230,477
1.250% due 12/13/24	130,000	122,403
4.285% due 09/13/24	2,700,000	2,652,455
5.103% due 01/09/26	200,000	199,250
Truist Bank
2.150% due 12/06/24	400,000	377,353
2.636% due 09/17/29	1,500,000	1,385,236
3.300% due 05/15/26	250,000	229,370
3.625% due 09/16/25	250,000	233,678
Truist Financial Corp.
1.200% due 08/05/25	250,000	226,658
1.267% due 03/02/27	250,000	220,606
2.500% due 08/01/24	250,000	240,208
3.700% due 06/05/25	350,000	335,707
4.260% due 07/28/26	1,200,000	1,153,847
5.900% due 10/28/26	110,000	109,082
6.047% (SOFR + 2.050%) due 06/08/27 §	115,000	115,099
UBS Group AG (Switzerland)
3.750% due 03/26/25	750,000	718,221
4.550% due 04/17/26	500,000	480,904
US Bancorp
3.100% due 04/27/26	500,000	467,523
3.600% due 09/11/24	2,000,000	1,944,572
5.727% due 10/21/26	95,000	94,986
US Bank NA
2.050% due 01/21/25	500,000	471,878
2.800% due 01/27/25	350,000	334,255
Ventas Realty LP REIT
2.650% due 01/15/25	350,000	329,327
4.125% due 01/15/26	500,000	478,555
Visa, Inc. 3.150% due 12/14/25	1,500,000	1,438,374
Vornado Realty LP REIT 3.500% due 01/15/25	250,000	235,483

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Wells Fargo & Co.
2.164% due 02/11/26	$2,000,000	$1,884,374
2.188% due 04/30/26	250,000	234,356
2.406% due 10/30/25	750,000	714,496
3.000% due 02/19/25	500,000	480,141
3.000% due 04/22/26	1,500,000	1,411,260
3.196% due 06/17/27	750,000	704,697
3.550% due 09/29/25	1,750,000	1,678,038
3.908% due 04/25/26	295,000	285,359
4.100% due 06/03/26	750,000	719,884
4.540% due 08/15/26	1,650,000	1,612,924
Welltower OP LLC REIT 4.000% due 06/01/25	500,000	483,382
Western Union Co. 2.850% due 01/10/25	250,000	237,916
Westpac Banking Corp. (Australia)
1.019% due 11/18/24	135,000	127,077
2.350% due 02/19/25	600,000	572,843
2.850% due 05/13/26	350,000	329,518
2.894% due 02/04/30	1,500,000	1,402,255
3.735% due 08/26/25	250,000	242,393
5.350% due 10/18/24	500,000	499,533
WP Carey, Inc. REIT 4.000% due 02/01/25	500,000	484,469

		203,746,977

Industrial - 6.7%
3M Co.
2.000% due 02/14/25	250,000	235,923
3.000% due 08/07/25	500,000	477,527
Amcor Flexibles North America, Inc. 4.000% due 05/17/25	350,000	338,316
Amphenol Corp. 4.750% due 03/30/26	255,000	252,063
Arrow Electronics, Inc.
3.250% due 09/08/24	350,000	337,864
6.125% due 03/01/26	100,000	99,810
Berry Global, Inc. 1.570% due 01/15/26	250,000	225,558
Boeing Co.
2.196% due 02/04/26	2,500,000	2,295,573
2.250% due 06/15/26	250,000	227,547
2.850% due 10/30/24	150,000	144,247
4.875% due 05/01/25	1,500,000	1,479,186
Burlington Northern Santa Fe LLC
3.000% due 04/01/25	350,000	337,061
7.000% due 12/15/25	250,000	259,803
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	725,000	681,452
2.900% due 02/01/25	150,000	144,069
Carlisle Cos., Inc. 3.500% due 12/01/24	150,000	144,815
Carrier Global Corp. 2.242% due 02/15/25	350,000	331,221
Caterpillar Financial Services Corp.
0.600% due 09/13/24	300,000	283,315
0.800% due 11/13/25	250,000	226,394
3.400% due 05/13/25	1,250,000	1,210,978
3.650% due 08/12/25	200,000	194,202
4.350% due 05/15/26	250,000	246,221
4.800% due 01/06/26	1,625,000	1,622,112
4.900% due 01/17/25	200,000	199,108
5.400% due 03/10/25	200,000	200,471
CNH Industrial Capital LLC
1.875% due 01/15/26	250,000	228,430
3.950% due 05/23/25	95,000	91,984
5.450% due 10/14/25	65,000	64,592
CSX Corp. 3.400% due 08/01/24	250,000	244,173
Flex Ltd. 3.750% due 02/01/26	600,000	570,658
Fortive Corp. 3.150% due 06/15/26	250,000	235,888

	Principal Amount	Value
General Dynamics Corp.
3.250% due 04/01/25	$600,000	$580,432
3.500% due 05/15/25	250,000	242,886
Hexcel Corp. 4.950% due 08/15/25	250,000	243,924
Honeywell International, Inc.
1.350% due 06/01/25	850,000	793,404
4.850% due 11/01/24	100,000	99,445
John Deere Capital Corp.
0.625% due 09/10/24	70,000	66,169
1.050% due 06/17/26	500,000	449,228
1.250% due 01/10/25	120,000	113,152
2.050% due 01/09/25	1,000,000	952,705
2.125% due 03/07/25	65,000	61,853
2.650% due 06/10/26	500,000	471,292
3.400% due 06/06/25	555,000	537,744
3.450% due 03/13/25	150,000	145,800
4.550% due 10/11/24	110,000	108,975
4.750% due 06/08/26	215,000	214,681
4.800% due 01/09/26	165,000	164,465
4.950% due 06/06/25	85,000	84,885
5.050% due 03/03/26	600,000	602,277
5.150% due 03/03/25	100,000	100,045
Johnson Controls International PLC 3.625% due 07/02/24	500,000	490,206
Keysight Technologies, Inc. 4.550% due 10/30/24	250,000	245,869
L3Harris Technologies, Inc. 3.832% due 04/27/25	500,000	484,445
Legrand France SA (France) 8.500% due 02/15/25	100,000	104,739
Lennox International, Inc. 1.350% due 08/01/25	250,000	228,074
Lockheed Martin Corp. 3.550% due 01/15/26	500,000	485,154
Norfolk Southern Corp. 2.900% due 06/15/26	250,000	235,329
Northrop Grumman Corp. 2.930% due 01/15/25	100,000	96,148
Otis Worldwide Corp. 2.056% due 04/05/25	500,000	471,471
Owens Corning 4.200% due 12/01/24	150,000	146,840
Packaging Corp. of America 3.650% due 09/15/24	100,000	97,972
Raytheon Technologies Corp.
3.950% due 08/16/25	250,000	245,046
5.000% due 02/27/26	805,000	804,324
Regal Rexnord Corp. 6.050% due 02/15/26 ~	500,000	500,922
Republic Services, Inc.
0.875% due 11/15/25	500,000	450,101
2.500% due 08/15/24	350,000	337,755
Ryder System, Inc.
3.350% due 09/01/25	250,000	237,503
4.625% due 06/01/25	500,000	488,572
Stanley Black & Decker, Inc.
3.400% due 03/01/26	250,000	236,716
6.272% due 03/06/26	750,000	756,974
TD SYNNEX Corp. 1.250% due 08/09/24	250,000	236,558
Trane Technologies Luxembourg Finance SA 3.500% due 03/21/26	250,000	238,859
Tyco Electronics Group SA 4.500% due 02/13/26	620,000	611,072
Union Pacific Corp.
2.750% due 03/01/26	750,000	709,813
3.250% due 08/15/25	250,000	240,511
4.750% due 02/21/26	65,000	64,590

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
United Parcel Service, Inc. 3.900% due 04/01/25	$750,000	$734,251
Vulcan Materials Co. 5.800% due 03/01/26	165,000	165,059
Waste Management, Inc. 0.750% due 11/15/25	500,000	451,492
WRKCo, Inc.
3.750% due 03/15/25	250,000	240,665
4.650% due 03/15/26	250,000	242,677

		30,743,630

Technology - 7.0%
Adobe, Inc. 3.250% due 02/01/25	250,000	242,643
Analog Devices, Inc. 2.950% due 04/01/25	200,000	192,315
Apple, Inc.
0.550% due 08/20/25	350,000	319,809
1.125% due 05/11/25	2,500,000	2,330,238
2.500% due 02/09/25	1,350,000	1,296,937
2.750% due 01/13/25	500,000	482,319
3.200% due 05/13/25	350,000	338,751
3.250% due 02/23/26	500,000	481,707
4.421% due 05/08/26	355,000	353,609
Applied Materials, Inc. 3.900% due 10/01/25	250,000	244,548
Broadcom, Inc. 3.150% due 11/15/25	500,000	475,206
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	250,000	235,566
CDW LLC/CDW Finance Corp. 4.125% due 05/01/25	250,000	240,965
Dell International LLC/EMC Corp.
4.000% due 07/15/24	500,000	491,807
5.850% due 07/15/25	500,000	502,067
6.020% due 06/15/26	1,500,000	1,525,305
Fidelity National Information Services, Inc.
1.150% due 03/01/26	500,000	446,277
4.500% due 07/15/25	110,000	107,592
Fiserv, Inc.
2.750% due 07/01/24	350,000	339,675
3.850% due 06/01/25	750,000	724,879
Genpact Luxembourg SARL 3.375% due 12/01/24	250,000	241,095
Hewlett Packard Enterprise Co.
4.900% due 10/15/25	1,100,000	1,086,683
5.900% due 10/01/24	500,000	500,337
6.102% due 04/01/26	250,000	250,701
HP, Inc.
1.450% due 06/17/26	250,000	224,434
2.200% due 06/17/25	500,000	470,539
Intel Corp.
2.600% due 05/19/26	250,000	235,353
3.400% due 03/25/25	1,750,000	1,696,799
4.875% due 02/10/26	920,000	917,582
International Business Machines Corp.
3.300% due 05/15/26	750,000	715,168
4.000% due 07/27/25	900,000	880,008
4.500% due 02/06/26	250,000	246,518
7.000% due 10/30/25	250,000	260,290
Intuit, Inc. 0.950% due 07/15/25	250,000	228,522
KLA Corp. 4.650% due 11/01/24	250,000	246,955
Lam Research Corp.
3.750% due 03/15/26	250,000	242,754
3.800% due 03/15/25	250,000	244,277
Microchip Technology, Inc.
4.250% due 09/01/25	350,000	339,182
Micron Technology, Inc. 4.975% due 02/06/26	350,000	344,985

	Principal Amount	Value
Microsoft Corp.
2.700% due 02/12/25	$250,000	$241,217
3.125% due 11/03/25	1,500,000	1,444,342
NetApp, Inc. 1.875% due 06/22/25	600,000	557,784
NXP BV/NXP Funding LLC (China) 5.350% due 03/01/26	750,000	745,252
Oracle Corp.
1.650% due 03/25/26	500,000	453,936
2.500% due 04/01/25	350,000	332,349
2.950% due 11/15/24	1,950,000	1,883,733
2.950% due 05/15/25	500,000	477,082
5.800% due 11/10/25	1,070,000	1,082,304
QUALCOMM, Inc. 3.450% due 05/20/25	750,000	727,690
Roper Technologies, Inc. 1.000% due 09/15/25	250,000	227,400
Salesforce, Inc. 0.625% due 07/15/24	345,000	328,523
Skyworks Solutions, Inc. 1.800% due 06/01/26	250,000	223,419
Take-Two Interactive Software, Inc.
3.550% due 04/14/25	500,000	482,425
5.000% due 03/28/26	500,000	495,409
Texas Instruments, Inc.
1.375% due 03/12/25	150,000	140,928
4.700% due 11/18/24	50,000	49,887
VMware, Inc.
1.000% due 08/15/24	155,000	146,811
4.500% due 05/15/25	750,000	734,869
Western Digital Corp. 4.750% due 02/15/26	500,000	476,709

		31,996,466

Utilities - 5.4%
Ameren Corp. 2.500% due 09/15/24	500,000	479,370
American Electric Power Co., Inc. 5.699% due 08/15/25	340,000	338,127
Appalachian Power Co. 3.400% due 06/01/25	500,000	479,192
Avangrid, Inc.
3.150% due 12/01/24	250,000	239,917
3.200% due 04/15/25	350,000	332,989
Berkshire Hathaway Energy Co.
3.500% due 02/01/25	250,000	241,707
4.050% due 04/15/25	200,000	195,352
Black Hills Corp. 1.037% due 08/23/24	135,000	127,586
CenterPoint Energy, Inc. 1.450% due 06/01/26	250,000	223,557
Cleco Corporate Holdings LLC 3.743% due 05/01/26	350,000	327,900
CMS Energy Corp. 3.000% due 05/15/26	250,000	234,223
Commonwealth Edison Co.
2.550% due 06/15/26	250,000	233,684
Constellation Energy Generation LLC 3.250% due 06/01/25	250,000	238,095
Dominion Energy, Inc.
3.071% due 08/15/24	750,000	724,660
3.300% due 03/15/25	150,000	143,719
DTE Energy Co.
1.050% due 06/01/25	1,250,000	1,145,438
4.220% due 11/01/24	150,000	146,708
Duke Energy Corp.
0.900% due 09/15/25	750,000	682,948
5.000% due 12/08/25	90,000	89,404
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	750,000	716,634
Edison International 4.700% due 08/15/25	100,000	97,721

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Emera US Finance LP (Canada) 3.550% due 06/15/26	$500,000	$473,083
Entergy Corp. 0.900% due 09/15/25	350,000	314,480
Entergy Louisiana LLC
0.950% due 10/01/24	145,000	136,753
5.400% due 11/01/24	750,000	747,414
Evergy, Inc. 2.450% due 09/15/24	500,000	479,182
Eversource Energy
0.800% due 08/15/25	250,000	225,242
2.900% due 10/01/24	500,000	481,440
4.750% due 05/15/26	125,000	122,579
Exelon Corp. 3.950% due 06/15/25	250,000	241,859
Florida Power & Light Co.
2.850% due 04/01/25	350,000	336,381
4.450% due 05/15/26	250,000	247,532
Georgia Power Co. 3.250% due 04/01/26	250,000	237,285
Iberdrola International BV (Spain) 5.810% due 03/15/25	250,000	251,003
National Fuel Gas Co. 5.200% due 07/15/25	250,000	244,991
National Rural Utilities Cooperative Finance Corp.
1.000% due 10/18/24	315,000	296,393
1.000% due 06/15/26	500,000	443,065
1.875% due 02/07/25	200,000	188,930
4.450% due 03/13/26	565,000	556,598
5.450% due 10/30/25	100,000	100,083
NextEra Energy Capital Holdings, Inc.
4.255% due 09/01/24	150,000	147,578
4.450% due 06/20/25	1,370,000	1,344,709
6.051% due 03/01/25	1,340,000	1,345,636
NiSource, Inc. 0.950% due 08/15/25	750,000	684,288
Oncor Electric Delivery Co. LLC 2.950% due 04/01/25	750,000	717,849
Pacific Gas and Electric Co.
2.950% due 03/01/26	750,000	687,404
3.150% due 01/01/26	250,000	232,106
3.400% due 08/15/24	750,000	725,983
4.950% due 06/08/25	50,000	48,489
Pinnacle West Capital Corp. 1.300% due 06/15/25	250,000	227,842
PPL Capital Funding, Inc. 3.100% due 05/15/26	250,000	236,129
Puget Energy, Inc. 3.650% due 05/15/25	250,000	239,180
Sempra Energy 3.300% due 04/01/25	245,000	235,113
Southern California Edison Co.
0.975% due 08/01/24	525,000	498,573
1.200% due 02/01/26	750,000	670,330

	Principal Amount	Value
4.200% due 06/01/25	$65,000	$63,421
Southern California Gas Co.
2.600% due 06/15/26	250,000	233,127
3.200% due 06/15/25	250,000	239,456
Southern Co. 4.475% due 08/01/24	165,000	162,048
Southern Co. Gas Capital Corp. 3.250% due 06/15/26	250,000	235,775
Southern Power Co. 0.900% due 01/15/26	1,000,000	896,622
Virginia Electric & Power Co. 3.150% due 01/15/26	500,000	476,696
WEC Energy Group, Inc.
4.750% due 01/09/26	385,000	379,373
5.000% due 09/27/25	530,000	525,280

		24,816,231

Total Corporate Bonds & Notes (Cost $461,473,605)		453,805,446

	Shares
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
BlackRock Liquidity Funds: T-Fund Institutional Shares 4.980%	14,234,815	14,234,815

Total Short-Term Investments (Cost $14,234,815)		14,234,815

TOTAL INVESTMENTS - 102.0% (Cost $475,708,420)		468,040,261

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(9,110,527)

NET ASSETS - 100.0%		$458,929,734

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	44.4%
Consumer, Non-Cyclical	14.4%
Consumer, Cyclical	7.1%
Technology	7.0%
Communications	6.7%
Industrial	6.7%
Energy	5.7%
Utilities	5.4%
Short-Term Investments	3.1%
Others (each less than 3.0%)	1.5%

	102.0%
Other Assets & Liabilities, Net	(2.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$453,805,446	$-	$453,805,446	$-
	Short-Term Investments	14,234,815	14,234,815	-	-

	Total Assets	468,040,261	14,234,815	453,805,446	-

Liabilities	Due to custodian	(1,462,723)	-	(1,462,723)	-

	Total Liabilities	(1,462,723)	-	(1,462,723)	-

	Total	$466,577,538	$14,234,815	$452,342,723	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.3%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
3.350% due 07/31/24	$100,000	$97,452
4.800% due 03/03/33	100,000	100,966
Albemarle Corp.
5.050% due 06/01/32	100,000	96,869
5.450% due 12/01/44	50,000	47,229
ArcelorMittal SA (Luxembourg) 6.550% due 11/29/27	200,000	205,258
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	500,000	500,597
Celanese US Holdings LLC
1.400% due 08/05/26	25,000	21,681
6.165% due 07/15/27	250,000	248,881
Dow Chemical Co.
2.100% due 11/15/30	250,000	206,651
3.600% due 11/15/50	250,000	186,389
4.250% due 10/01/34	141,000	128,218
4.800% due 05/15/49	65,000	56,679
DuPont de Nemours, Inc.
4.493% due 11/15/25	350,000	342,932
4.725% due 11/15/28	150,000	147,629
5.319% due 11/15/38	65,000	64,493
5.419% due 11/15/48	75,000	74,049
Eastman Chemical Co.
3.800% due 03/15/25	100,000	97,135
4.650% due 10/15/44	50,000	42,271
4.800% due 09/01/42	100,000	87,308
Ecolab, Inc.
1.650% due 02/01/27	100,000	89,937
2.125% due 02/01/32	100,000	81,914
2.700% due 12/15/51	100,000	66,419
EIDP, Inc. 4.800% due 05/15/33	200,000	195,912
Fibria Overseas Finance Ltd. (Brazil) 5.500% due 01/17/27	50,000	50,100
Freeport-McMoRan, Inc.
4.125% due 03/01/28	150,000	140,683
4.625% due 08/01/30	100,000	94,315
5.450% due 03/15/43	100,000	93,379
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	123,199
Huntsman International LLC
4.500% due 05/01/29	45,000	41,191
International Paper Co.
4.350% due 08/15/48	54,000	45,672
6.000% due 11/15/41	200,000	205,298
Kinross Gold Corp. (Canada) due 07/15/33 #	100,000	98,977
Linde, Inc.
1.100% due 08/10/30	50,000	39,782
2.000% due 08/10/50	30,000	17,101
4.700% due 12/05/25	100,000	99,284
LYB International Finance III LLC
1.250% due 10/01/25	20,000	18,093
2.250% due 10/01/30	25,000	20,489
3.375% due 10/01/40	30,000	22,069
3.625% due 04/01/51	40,000	27,716
3.800% due 10/01/60	30,000	20,304
4.200% due 05/01/50	300,000	229,097
LyondellBasell Industries NV
4.625% due 02/26/55	75,000	60,784
Mosaic Co. 5.450% due 11/15/33	163,000	158,904
NewMarket Corp. 2.700% due 03/18/31	100,000	81,802

	Principal Amount	Value
Newmont Corp.
2.250% due 10/01/30	$65,000	$53,296
2.600% due 07/15/32	100,000	81,758
5.875% due 04/01/35	100,000	102,646
Nucor Corp.
2.000% due 06/01/25	250,000	233,918
2.979% due 12/15/55	25,000	16,025
Nutrien Ltd. (Canada)
2.950% due 05/13/30	50,000	43,477
4.200% due 04/01/29	55,000	51,989
5.250% due 01/15/45	139,000	128,889
5.950% due 11/07/25	35,000	35,225
PPG Industries, Inc.
1.200% due 03/15/26	70,000	62,744
2.800% due 08/15/29	50,000	44,179
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	40,000	36,538
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51	50,000	34,128
7.125% due 07/15/28	50,000	55,216
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	189,735
RPM International, Inc. 5.250% due 06/01/45	50,000	44,647
Sherwin-Williams Co.
3.450% due 06/01/27	60,000	56,585
3.950% due 01/15/26	150,000	145,301
4.000% due 12/15/42	50,000	41,185
4.500% due 06/01/47	29,000	25,415
Southern Copper Corp. (Mexico)
5.250% due 11/08/42	150,000	143,616
7.500% due 07/27/35	50,000	58,112
Steel Dynamics, Inc.
1.650% due 10/15/27	10,000	8,503
2.400% due 06/15/25	15,000	14,018
3.250% due 01/15/31	40,000	34,693
3.250% due 10/15/50	20,000	13,169
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28	40,000	34,097
3.125% due 01/15/32	40,000	32,047
3.750% due 01/15/31	125,000	106,772
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36	150,000	156,991
Westlake Corp. 4.375% due 11/15/47	100,000	78,586

		7,038,608

Communications - 2.5%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41	350,000	234,071
3.600% due 11/28/24	200,000	193,818
Alphabet, Inc.
0.800% due 08/15/27	150,000	129,931
1.900% due 08/15/40	150,000	103,398
1.998% due 08/15/26	200,000	185,205
2.250% due 08/15/60	150,000	91,364
Amazon.com, Inc.
0.800% due 06/03/25	565,000	522,085
1.000% due 05/12/26	100,000	89,928
1.500% due 06/03/30	85,000	69,930
1.650% due 05/12/28	100,000	87,395
2.100% due 05/12/31	100,000	84,142
2.500% due 06/03/50	40,000	26,641
2.700% due 06/03/60	300,000	193,233
2.875% due 05/12/41	100,000	77,202
3.000% due 04/13/25	400,000	386,051
3.100% due 05/12/51	100,000	74,707
3.250% due 05/12/61	100,000	72,474
3.300% due 04/13/27	150,000	142,955
3.600% due 04/13/32	200,000	186,584

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.875% due 08/22/37	$195,000	$178,221
3.950% due 04/13/52	150,000	130,851
4.050% due 08/22/47	70,000	62,887
4.100% due 04/13/62	100,000	86,198
4.250% due 08/22/57	100,000	90,097
4.550% due 12/01/27	100,000	99,432
4.600% due 12/01/25	100,000	99,258
4.650% due 12/01/29	500,000	501,623
4.700% due 12/01/32	100,000	100,870
5.200% due 12/03/25	50,000	50,183
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	173,946
6.375% due 03/01/35	125,000	135,641
AT&T, Inc.
1.650% due 02/01/28	300,000	257,984
2.250% due 02/01/32	165,000	131,109
2.550% due 12/01/33	250,000	196,455
2.750% due 06/01/31	100,000	84,409
3.500% due 06/01/41	200,000	153,731
3.500% due 09/15/53	597,000	423,049
3.550% due 09/15/55	433,000	303,446
3.650% due 06/01/51	350,000	257,141
3.650% due 09/15/59	121,000	84,329
3.800% due 12/01/57	200,000	144,966
3.850% due 06/01/60	45,000	32,624
4.250% due 03/01/27	100,000	97,262
4.300% due 12/15/42	393,000	333,964
4.350% due 03/01/29	150,000	144,150
4.350% due 06/15/45	177,000	148,481
4.500% due 05/15/35	90,000	82,785
4.550% due 03/09/49	100,000	84,981
4.850% due 03/01/39	70,000	64,446
5.350% due 09/01/40	161,000	156,213
5.400% due 02/15/34	150,000	150,332
5.539% due 02/20/26	300,000	300,088
Baidu, Inc. (China)
1.625% due 02/23/27	200,000	175,755
2.375% due 08/23/31	200,000	161,815
Bell Telephone Co. of Canada or Bell Canada (Canada)
2.150% due 02/15/32	40,000	32,167
3.200% due 02/15/52	20,000	13,796
3.650% due 08/15/52	70,000	53,161
4.464% due 04/01/48	65,000	56,454
Booking Holdings, Inc.
3.600% due 06/01/26	50,000	48,184
4.625% due 04/13/30	200,000	195,022
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	196,746
9.625% due 12/15/30	50,000	61,554
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/41	60,000	40,634
3.750% due 02/15/28	100,000	91,721
3.850% due 04/01/61	335,000	202,904
3.900% due 06/01/52	175,000	114,674
4.200% due 03/15/28	200,000	187,582
4.400% due 12/01/61	100,000	67,588
4.800% due 03/01/50	350,000	264,362
4.908% due 07/23/25	150,000	147,142
5.125% due 07/01/49	100,000	78,754
5.375% due 05/01/47	50,000	41,376
6.384% due 10/23/35	70,000	68,268
6.484% due 10/23/45	165,000	155,230
6.834% due 10/23/55	50,000	47,188
Cisco Systems, Inc.
2.950% due 02/28/26	50,000	48,017
5.900% due 02/15/39	300,000	332,227

	Principal Amount	Value
Comcast Corp.
1.500% due 02/15/31	$700,000	$557,114
1.950% due 01/15/31	140,000	114,607
2.350% due 01/15/27	40,000	36,746
2.450% due 08/15/52	100,000	61,229
2.800% due 01/15/51	55,000	36,455
2.987% due 11/01/63	101,000	64,108
3.300% due 02/01/27	100,000	94,949
3.400% due 07/15/46	55,000	41,793
3.750% due 04/01/40	155,000	130,692
3.950% due 10/15/25	350,000	341,269
3.999% due 11/01/49	211,000	174,386
4.000% due 08/15/47	100,000	83,437
4.049% due 11/01/52	97,000	80,687
4.150% due 10/15/28	95,000	92,092
4.250% due 10/15/30	420,000	404,711
4.400% due 08/15/35	77,000	72,433
4.600% due 10/15/38	85,000	79,225
4.700% due 10/15/48	325,000	304,322
4.750% due 03/01/44	300,000	276,703
4.800% due 05/15/33	200,000	197,995
4.950% due 10/15/58	80,000	76,909
5.350% due 11/15/27	65,000	66,195
Corning, Inc.
4.375% due 11/15/57	100,000	81,380
4.700% due 03/15/37	50,000	46,409
5.350% due 11/15/48	100,000	97,072
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	221,683
Discovery Communications LLC
3.450% due 03/15/25	100,000	95,788
3.625% due 05/15/30	250,000	219,448
3.950% due 03/20/28	60,000	55,819
4.000% due 09/15/55	118,000	78,548
5.200% due 09/20/47	30,000	24,581
eBay, Inc.
1.900% due 03/11/25	50,000	47,000
2.700% due 03/11/30	100,000	85,951
3.600% due 06/05/27	50,000	47,305
5.900% due 11/22/25	70,000	70,781
Expedia Group, Inc. 3.800% due 02/15/28	250,000	234,030
Fox Corp.
3.050% due 04/07/25	150,000	143,601
5.576% due 01/25/49	200,000	187,429
Interpublic Group of Cos., Inc.
2.400% due 03/01/31	100,000	81,526
3.375% due 03/01/41	70,000	51,202
JD.com, Inc. (China) 4.125% due 01/14/50	200,000	156,340
Juniper Networks, Inc. 3.750% due 08/15/29	100,000	89,975
Meta Platforms, Inc.
3.500% due 08/15/27	200,000	189,999
3.850% due 08/15/32	200,000	185,867
4.450% due 08/15/52	200,000	174,040
4.600% due 05/15/28	200,000	197,909
4.650% due 08/15/62	200,000	175,834
4.950% due 05/15/33	100,000	99,963
5.750% due 05/15/63	100,000	103,574
Motorola Solutions, Inc.
2.750% due 05/24/31	100,000	81,986
4.600% due 02/23/28	100,000	97,046
Omnicom Group, Inc. 2.600% due 08/01/31	100,000	82,957
Omnicom Group, Inc./Omnicom Capital, Inc. 3.600% due 04/15/26	50,000	48,044

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Orange SA (France)
5.375% due 01/13/42	$150,000	$149,056
9.000% due 03/01/31	50,000	61,431
Paramount Global
2.900% due 01/15/27	50,000	45,060
3.375% due 02/15/28	55,000	48,921
4.200% due 05/19/32	300,000	251,541
4.375% due 03/15/43	70,000	49,434
5.900% due 10/15/40	50,000	43,591
6.875% due 04/30/36	100,000	97,371
7.875% due 07/30/30	100,000	105,589
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27 ~	65,000	60,454
3.800% due 03/15/32 ~	65,000	56,844
4.300% due 02/15/48	85,000	66,326
4.350% due 05/01/49	75,000	59,305
4.500% due 03/15/43	25,000	20,784
4.550% due 03/15/52 ~	100,000	80,491
5.000% due 03/15/44	100,000	88,025
Sprint LLC 7.625% due 03/01/26	300,000	311,902
T-Mobile USA, Inc.
2.250% due 11/15/31	50,000	40,031
2.400% due 03/15/29	25,000	21,501
2.550% due 02/15/31	300,000	249,457
2.700% due 03/15/32	55,000	45,467
3.000% due 02/15/41	20,000	14,634
3.300% due 02/15/51	50,000	35,119
3.400% due 10/15/52	150,000	107,198
3.500% due 04/15/25	200,000	192,391
3.600% due 11/15/60	220,000	154,636
3.750% due 04/15/27	500,000	473,544
3.875% due 04/15/30	300,000	276,560
4.500% due 04/15/50	200,000	171,734
4.800% due 07/15/28	500,000	489,894
4.950% due 03/15/28	60,000	59,075
5.050% due 07/15/33	160,000	157,171
5.200% due 01/15/33	130,000	129,220
5.650% due 01/15/53	65,000	66,048
5.800% due 09/15/62	95,000	96,637
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	130,575
7.045% due 06/20/36	150,000	163,679
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	289,043
TELUS Corp. (Canada)
3.400% due 05/13/32	50,000	42,817
4.600% due 11/16/48	100,000	86,301
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43	150,000	142,901
5.850% due 04/15/40	25,000	24,744
Time Warner Cable LLC
5.875% due 11/15/40	150,000	132,445
6.550% due 05/01/37	100,000	95,945
6.750% due 06/15/39	50,000	48,085
7.300% due 07/01/38	150,000	152,991
VeriSign, Inc. 2.700% due 06/15/31	80,000	66,635
Verizon Communications, Inc.
0.850% due 11/20/25	100,000	90,233
1.450% due 03/20/26	40,000	36,286
1.500% due 09/18/30	90,000	71,177
1.750% due 01/20/31	100,000	78,933
2.100% due 03/22/28	60,000	52,739
2.355% due 03/15/32	500,000	402,313
2.550% due 03/21/31	140,000	116,932
2.650% due 11/20/40	450,000	313,221
2.850% due 09/03/41	45,000	32,041
2.875% due 11/20/50	100,000	65,237
2.987% due 10/30/56	383,000	243,510

	Principal Amount	Value
3.000% due 11/20/60	$90,000	$56,274
3.150% due 03/22/30	500,000	444,598
3.376% due 02/15/25	200,000	193,272
3.400% due 03/22/41	580,000	448,001
3.550% due 03/22/51	55,000	41,060
3.700% due 03/22/61	45,000	32,753
4.000% due 03/22/50	250,000	203,128
4.125% due 03/16/27	300,000	291,417
4.272% due 01/15/36	57,000	51,434
4.329% due 09/21/28	250,000	241,128
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59	100,000	88,859
5.625% due 02/10/53	175,000	171,679
6.150% due 02/27/37	150,000	157,086
7.875% due 02/15/30	50,000	57,433
Walt Disney Co.
1.750% due 08/30/24	50,000	47,934
1.750% due 01/13/26	70,000	64,806
2.000% due 09/01/29	35,000	29,812
2.650% due 01/13/31	310,000	270,003
2.750% due 09/01/49	45,000	30,508
3.350% due 03/24/25	350,000	339,321
3.375% due 11/15/26	200,000	190,482
3.600% due 01/13/51	200,000	159,275
4.700% due 03/23/50	200,000	191,404
5.400% due 10/01/43	100,000	102,061
6.400% due 12/15/35	39,000	43,891
6.650% due 11/15/37	150,000	173,556
Weibo Corp. (China) 3.375% due 07/08/30	200,000	159,428

		29,651,559

Consumer, Cyclical - 1.5%
Advance Auto Parts, Inc. 1.750% due 10/01/27	20,000	16,655
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	104,550	93,816
American Honda Finance Corp.
0.750% due 08/09/24	65,000	61,711
1.200% due 07/08/25	50,000	46,038
1.500% due 01/13/25	150,000	141,436
2.000% due 03/24/28	45,000	39,510
2.250% due 01/12/29	150,000	130,530
5.000% due 05/23/25	300,000	298,893
Aptiv PLC
3.100% due 12/01/51	200,000	125,919
4.400% due 10/01/46	100,000	77,816
AutoNation, Inc. 4.500% due 10/01/25	100,000	96,123
AutoZone, Inc.
1.650% due 01/15/31	85,000	66,371
3.750% due 06/01/27	100,000	95,219
4.750% due 02/01/33	65,000	62,296
Best Buy Co., Inc. 4.450% due 10/01/28	50,000	48,436
BorgWarner, Inc. 2.650% due 07/01/27	25,000	22,745
Choice Hotels International, Inc. 3.700% due 12/01/29	25,000	21,587
Continental Airlines Pass-Through Trust Class A
4.000% due 04/29/26	15,813	15,319
Costco Wholesale Corp.
1.375% due 06/20/27	200,000	176,691
1.750% due 04/20/32	200,000	161,547
Cummins, Inc.
0.750% due 09/01/25	35,000	31,878
1.500% due 09/01/30	100,000	80,976
2.600% due 09/01/50	100,000	64,588

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Darden Restaurants, Inc. 3.850% due 05/01/27	$130,000	$124,074
Delta Air Lines Pass-Through Trust Class AA 2.000% due 12/10/29	41,031	36,158
Dick’s Sporting Goods, Inc. 3.150% due 01/15/32	300,000	246,044
Dollar General Corp.
3.875% due 04/15/27	50,000	47,738
4.150% due 11/01/25	25,000	24,280
5.200% due 07/05/28	140,000	138,607
Dollar Tree, Inc.
2.650% due 12/01/31	100,000	81,833
4.200% due 05/15/28	45,000	42,660
DR Horton, Inc. 1.300% due 10/15/26	85,000	74,568
General Motors Co.
4.200% due 10/01/27	50,000	47,401
5.400% due 10/15/29	250,000	243,950
5.400% due 04/01/48	50,000	43,010
6.125% due 10/01/25	250,000	251,800
6.250% due 10/02/43	100,000	97,905
6.750% due 04/01/46	25,000	25,304
General Motors Financial Co., Inc.
1.250% due 01/08/26	500,000	446,317
2.700% due 06/10/31	100,000	79,825
3.500% due 11/07/24	100,000	96,716
3.600% due 06/21/30	350,000	302,708
4.000% due 10/06/26	50,000	47,442
4.300% due 04/06/29	100,000	91,835
5.000% due 04/09/27	60,000	58,420
5.400% due 04/06/26	75,000	74,164
5.800% due 06/23/28	250,000	249,172
Hasbro, Inc.
3.500% due 09/15/27	30,000	27,920
3.900% due 11/19/29	100,000	90,430
Home Depot, Inc.
1.375% due 03/15/31	300,000	237,101
2.125% due 09/15/26	100,000	92,276
2.375% due 03/15/51	200,000	124,070
2.700% due 04/15/30	300,000	266,749
3.000% due 04/01/26	25,000	23,923
3.250% due 04/15/32	65,000	58,424
3.350% due 09/15/25	45,000	43,438
3.500% due 09/15/56	55,000	42,361
3.625% due 04/15/52	250,000	199,546
3.900% due 12/06/28	40,000	38,745
4.200% due 04/01/43	300,000	268,333
4.500% due 12/06/48	100,000	92,733
5.875% due 12/16/36	75,000	81,694
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	250,000	237,902
Hyatt Hotels Corp.
due 01/30/27 #	95,000	94,795
4.850% due 03/15/26	25,000	24,495
JetBlue Pass-Through Trust 4.000% due 05/15/34	12,546	11,459
Lear Corp.
2.600% due 01/15/32	100,000	77,764
3.550% due 01/15/52	100,000	66,888
Leggett & Platt, Inc. 3.800% due 11/15/24	50,000	48,451
LKQ Corp. 5.750% due 06/15/28 ~	300,000	299,198
Lowe’s Cos., Inc.
1.300% due 04/15/28	20,000	16,902
1.700% due 09/15/28	25,000	21,204
1.700% due 10/15/30	20,000	16,039
2.625% due 04/01/31	100,000	84,499
2.800% due 09/15/41	50,000	35,402

	Principal Amount	Value
3.000% due 10/15/50	$15,000	$9,843
3.500% due 04/01/51	50,000	35,714
3.650% due 04/05/29	35,000	32,451
3.700% due 04/15/46	250,000	190,470
3.750% due 04/01/32	200,000	181,098
4.250% due 04/01/52	50,000	40,843
4.450% due 04/01/62	250,000	200,979
4.500% due 04/15/30	250,000	243,210
5.150% due 07/01/33	300,000	300,040
Magna International, Inc. (Canada)
4.150% due 10/01/25	25,000	24,242
5.980% due 03/21/26	200,000	200,141
Marriott International, Inc.
2.750% due 10/15/33	150,000	119,331
3.125% due 06/15/26	200,000	187,926
3.500% due 10/15/32	40,000	34,579
McDonald’s Corp.
3.375% due 05/26/25	100,000	96,742
3.500% due 03/01/27	50,000	47,725
3.500% due 07/01/27	300,000	285,794
3.600% due 07/01/30	100,000	93,124
3.700% due 02/15/42	200,000	163,254
3.800% due 04/01/28	25,000	23,977
4.200% due 04/01/50	150,000	129,952
4.450% due 09/01/48	10,000	8,994
4.875% due 07/15/40	10,000	9,559
Mercedes-Benz Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	62,121
NIKE, Inc.
2.850% due 03/27/30	350,000	316,341
3.375% due 11/01/46	200,000	160,975
3.625% due 05/01/43	25,000	21,018
O’Reilly Automotive, Inc.
4.350% due 06/01/28	100,000	96,873
4.700% due 06/15/32	50,000	48,177
PACCAR Financial Corp.
1.100% due 05/11/26	70,000	62,997
2.000% due 02/04/27	70,000	63,446
3.550% due 08/11/25	100,000	97,029
PulteGroup, Inc. 5.500% due 03/01/26	200,000	198,970
Ralph Lauren Corp. 3.750% due 09/15/25	50,000	48,274
Ross Stores, Inc.
0.875% due 04/15/26	100,000	88,389
1.875% due 04/15/31	100,000	78,962
Southwest Airlines Co. 5.250% due 05/04/25	180,000	178,172
Starbucks Corp.
2.450% due 06/15/26	50,000	46,613
3.500% due 03/01/28	100,000	93,909
3.500% due 11/15/50	200,000	152,060
3.550% due 08/15/29	100,000	93,294
3.750% due 12/01/47	35,000	27,643
4.300% due 06/15/45	35,000	30,566
4.450% due 08/15/49	100,000	88,431
4.800% due 02/15/33	70,000	69,169
Tapestry, Inc. 4.125% due 07/15/27	23,000	21,612
Target Corp.
1.950% due 01/15/27	250,000	228,982
2.250% due 04/15/25	150,000	142,924
2.950% due 01/15/52	200,000	140,323
3.375% due 04/15/29	100,000	93,757
4.800% due 01/15/53	35,000	33,530
Toyota Motor Credit Corp.
0.800% due 10/16/25	50,000	45,307
1.125% due 06/18/26	200,000	178,887
1.150% due 08/13/27	120,000	103,814

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
1.800% due 02/13/25	$50,000	$47,337
1.900% due 04/06/28	100,000	87,665
2.150% due 02/13/30	100,000	85,632
3.050% due 03/22/27	200,000	187,443
3.200% due 01/11/27	100,000	94,413
3.950% due 06/30/25	175,000	171,245
4.700% due 01/12/33	300,000	297,267
United Airlines Pass-Through Trust Class A
4.000% due 10/11/27	60,114	56,600
5.875% due 04/15/29	64,682	64,206
United Airlines Pass-Through Trust Class AA
2.700% due 11/01/33	214,749	180,433
2.875% due 04/07/30	106,389	93,916
3.100% due 01/07/30	35,489	32,139
Walgreens Boots Alliance, Inc. 3.450% due 06/01/26	30,000	28,148
Walmart, Inc.
1.050% due 09/17/26	150,000	133,995
1.800% due 09/22/31	300,000	249,288
2.500% due 09/22/41	250,000	186,205
2.650% due 12/15/24	100,000	96,396
2.650% due 09/22/51	200,000	142,227
2.850% due 07/08/24	90,000	87,783
3.050% due 07/08/26	65,000	62,209
3.250% due 07/08/29	80,000	74,945
4.500% due 04/15/53	200,000	195,212
Warnermedia Holdings, Inc.
3.638% due 03/15/25	300,000	289,521
4.279% due 03/15/32	300,000	266,201
5.050% due 03/15/42	300,000	253,026
5.141% due 03/15/52	400,000	325,964
Whirlpool Corp.
2.400% due 05/15/31	5,000	4,068
4.600% due 05/15/50	50,000	41,714
4.700% due 05/14/32	30,000	28,816
4.750% due 02/26/29	60,000	58,426
WW Grainger, Inc.
1.850% due 02/15/25	25,000	23,748
3.750% due 05/15/46	50,000	40,590
4.600% due 06/15/45	20,000	18,901

		17,449,004

Consumer, Non-Cyclical - 4.5%
Abbott Laboratories
2.950% due 03/15/25	100,000	96,819
3.750% due 11/30/26	227,000	221,443
4.750% due 11/30/36	100,000	100,476
4.900% due 11/30/46	100,000	101,032
6.150% due 11/30/37	25,000	27,972
AbbVie, Inc.
2.600% due 11/21/24	80,000	76,796
2.950% due 11/21/26	455,000	425,286
3.200% due 05/14/26	100,000	94,814
3.200% due 11/21/29	175,000	158,360
3.600% due 05/14/25	175,000	169,232
3.800% due 03/15/25	70,000	68,094
4.050% due 11/21/39	70,000	60,981
4.250% due 11/21/49	300,000	259,132
4.300% due 05/14/36	50,000	45,953
4.400% due 11/06/42	125,000	112,006
4.500% due 05/14/35	160,000	152,106
4.625% due 10/01/42	100,000	90,492
4.700% due 05/14/45	50,000	45,717
4.750% due 03/15/45	330,000	302,084
Adventist Health System 3.630% due 03/01/49	15,000	11,211
Advocate Health & Hospitals Corp. 3.387% due 10/15/49	50,000	37,451
Aetna, Inc.
3.500% due 11/15/24	100,000	96,917

	Principal Amount	Value
3.875% due 08/15/47	$30,000	$23,409
4.125% due 11/15/42	100,000	82,435
Altria Group, Inc.
2.350% due 05/06/25	75,000	70,614
3.400% due 05/06/30	50,000	44,166
3.400% due 02/04/41	250,000	174,699
4.400% due 02/14/26	13,000	12,727
4.450% due 05/06/50	75,000	55,199
4.500% due 05/02/43	100,000	79,612
4.800% due 02/14/29	300,000	291,973
5.800% due 02/14/39	65,000	63,700
5.950% due 02/14/49	75,000	71,280
AmerisourceBergen Corp. 3.450% due 12/15/27	50,000	46,843
Amgen, Inc.
1.900% due 02/21/25	35,000	33,030
2.200% due 02/21/27	35,000	31,815
2.300% due 02/25/31	200,000	166,290
2.450% due 02/21/30	50,000	42,895
2.770% due 09/01/53	311,000	193,506
3.200% due 11/02/27	50,000	46,720
3.350% due 02/22/32	145,000	127,851
3.375% due 02/21/50	250,000	183,381
4.200% due 03/01/33	200,000	186,769
4.400% due 05/01/45	100,000	86,688
5.150% due 03/02/28	100,000	99,981
5.150% due 11/15/41	174,000	168,356
5.250% due 03/02/25	35,000	34,832
5.250% due 03/02/30	100,000	100,276
5.250% due 03/02/33	290,000	290,508
5.507% due 03/02/26	40,000	39,934
5.600% due 03/02/43	45,000	45,167
5.650% due 03/02/53	280,000	283,760
5.750% due 03/02/63	395,000	401,017
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26	750,000	726,691
4.700% due 02/01/36	525,000	511,003
4.900% due 02/01/46	750,000	717,475
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.625% due 02/01/44	300,000	275,589
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	350,000	325,771
4.000% due 04/13/28	80,000	77,433
4.375% due 04/15/38	35,000	32,445
4.439% due 10/06/48	200,000	180,225
4.600% due 04/15/48	50,000	46,459
4.750% due 01/23/29	55,000	54,791
4.900% due 01/23/31	65,000	66,122
5.450% due 01/23/39	65,000	67,312
5.550% due 01/23/49	100,000	105,496
5.800% due 01/23/59	45,000	49,111
Archer-Daniels-Midland Co.
2.700% due 09/15/51	250,000	168,951
2.900% due 03/01/32	45,000	39,168
4.500% due 08/15/33	200,000	195,266
Ascension Health 3.945% due 11/15/46	70,000	58,816
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26	35,000	31,596
2.250% due 05/28/31	20,000	16,886
4.875% due 03/03/28	150,000	149,985
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	241,520
3.000% due 05/28/51	15,000	11,140
3.125% due 06/12/27	100,000	93,978
3.375% due 11/16/25	100,000	96,182
4.000% due 09/18/42	25,000	22,297

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
4.375% due 11/16/45	$25,000	$23,253
6.450% due 09/15/37	100,000	114,719
Automatic Data Processing, Inc.
1.250% due 09/01/30	40,000	32,462
1.700% due 05/15/28	40,000	35,146
3.375% due 09/15/25	25,000	24,183
Avery Dennison Corp.
2.650% due 04/30/30	30,000	25,256
5.750% due 03/15/33	100,000	102,128
Banner Health
1.897% due 01/01/31	40,000	32,351
2.913% due 01/01/51	50,000	33,693
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28	325,000	278,772
2.726% due 03/25/31	250,000	199,212
2.789% due 09/06/24	35,000	33,680
3.215% due 09/06/26	50,000	46,499
3.222% due 08/15/24	100,000	97,079
3.462% due 09/06/29	50,000	43,354
3.557% due 08/15/27	100,000	92,017
4.390% due 08/15/37	70,000	56,050
4.700% due 04/02/27	200,000	193,771
4.758% due 09/06/49	50,000	37,797
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	22,490
Baxalta, Inc.
4.000% due 06/23/25	15,000	14,560
5.250% due 06/23/45	9,000	8,881
Baxter International, Inc.
1.322% due 11/29/24	400,000	375,495
1.915% due 02/01/27	100,000	88,871
2.539% due 02/01/32	100,000	81,060
3.950% due 04/01/30	150,000	138,517
Baylor Scott & White Holdings 2.839% due 11/15/50	200,000	134,350
Becton Dickinson & Co.
2.823% due 05/20/30	70,000	61,262
3.734% due 12/15/24	36,000	34,963
3.794% due 05/20/50	350,000	277,080
4.669% due 06/06/47	50,000	45,992
Biogen, Inc.
2.250% due 05/01/30	55,000	45,976
3.150% due 05/01/50	440,000	301,406
Boston Scientific Corp.
2.650% due 06/01/30	350,000	305,173
4.550% due 03/01/39	50,000	46,620
4.700% due 03/01/49	70,000	65,725
Bristol-Myers Squibb Co.
0.750% due 11/13/25	50,000	45,448
1.125% due 11/13/27	50,000	43,562
1.450% due 11/13/30	280,000	224,942
2.350% due 11/13/40	20,000	14,068
2.550% due 11/13/50	30,000	19,530
2.950% due 03/15/32	50,000	44,201
3.200% due 06/15/26	50,000	47,872
3.250% due 08/01/42	100,000	78,288
3.400% due 07/26/29	118,000	109,672
3.700% due 03/15/52	70,000	56,840
3.900% due 02/20/28	100,000	97,150
3.900% due 03/15/62	250,000	201,088
4.125% due 06/15/39	35,000	31,944
4.250% due 10/26/49	365,000	323,806
4.350% due 11/15/47	50,000	45,256
Brown-Forman Corp. 4.500% due 07/15/45	40,000	37,212
Bunge Ltd. Finance Corp.
2.750% due 05/14/31	100,000	83,992
3.250% due 08/15/26	20,000	18,827
3.750% due 09/25/27	30,000	28,347
California Institute of Technology 3.650% due 09/01/19	20,000	13,657

	Principal Amount	Value
Campbell Soup Co.
4.150% due 03/15/28	$100,000	$95,789
4.800% due 03/15/48	20,000	18,075
Cardinal Health, Inc.
3.410% due 06/15/27	100,000	94,307
3.750% due 09/15/25	50,000	48,202
4.368% due 06/15/47	50,000	41,310
4.900% due 09/15/45	50,000	44,015
Centene Corp.
3.000% due 10/15/30	200,000	166,851
4.625% due 12/15/29	200,000	184,267
Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	163,804
Church & Dwight Co., Inc.
2.300% due 12/15/31	40,000	33,041
5.000% due 06/15/52	100,000	99,012
Cigna Group
1.250% due 03/15/26	65,000	58,405
2.375% due 03/15/31	60,000	50,335
2.400% due 03/15/30	120,000	102,032
3.050% due 10/15/27	30,000	27,683
3.200% due 03/15/40	85,000	65,427
3.400% due 03/15/50	65,000	47,546
3.400% due 03/15/51	40,000	29,206
3.875% due 10/15/47	50,000	39,507
4.125% due 11/15/25	45,000	43,824
4.375% due 10/15/28	80,000	77,397
4.800% due 08/15/38	60,000	56,702
4.900% due 12/15/48	555,000	516,883
Cintas Corp. No. 2
3.450% due 05/01/25	25,000	24,207
3.700% due 04/01/27	50,000	48,224
Coca-Cola Co.
1.375% due 03/15/31	200,000	160,312
1.500% due 03/05/28	60,000	52,737
2.000% due 03/05/31	65,000	54,657
2.125% due 09/06/29	100,000	87,744
2.250% due 01/05/32	100,000	85,172
2.875% due 05/05/41	100,000	79,123
3.000% due 03/05/51	415,000	316,728
Colgate-Palmolive Co.
3.100% due 08/15/27	50,000	47,628
3.700% due 08/01/47	100,000	87,421
4.800% due 03/02/26	60,000	60,240
CommonSpirit Health
4.350% due 11/01/42	150,000	128,926
6.073% due 11/01/27	80,000	81,589
Conagra Brands, Inc.
4.600% due 11/01/25	35,000	34,225
4.850% due 11/01/28	45,000	43,911
5.300% due 11/01/38	50,000	48,094
5.400% due 11/01/48	40,000	38,160
Conopco, Inc. 7.250% due 12/15/26	200,000	214,286
Constellation Brands, Inc.
2.250% due 08/01/31	160,000	130,843
3.500% due 05/09/27	15,000	14,210
4.350% due 05/09/27	150,000	146,353
4.400% due 11/15/25	35,000	34,288
4.650% due 11/15/28	30,000	29,441
5.250% due 11/15/48	30,000	28,758
CVS Health Corp.
1.300% due 08/21/27	335,000	288,473
1.750% due 08/21/30	200,000	159,701
2.625% due 08/15/24	30,000	29,023
2.700% due 08/21/40	65,000	45,422
2.875% due 06/01/26	100,000	94,032
3.000% due 08/15/26	35,000	32,825
3.250% due 08/15/29	65,000	58,410
3.750% due 04/01/30	100,000	91,787

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.875% due 07/20/25	$200,000	$194,435
4.100% due 03/25/25	37,000	36,227
4.125% due 04/01/40	300,000	253,064
4.250% due 04/01/50	200,000	165,836
4.300% due 03/25/28	72,000	69,488
4.780% due 03/25/38	95,000	87,725
5.125% due 07/20/45	105,000	97,201
5.250% due 02/21/33	500,000	498,278
5.300% due 06/01/33	80,000	79,915
5.300% due 12/05/43	200,000	191,470
Danaher Corp.
2.600% due 10/01/50	125,000	84,454
2.800% due 12/10/51	100,000	69,101
3.350% due 09/15/25	30,000	28,896
4.375% due 09/15/45	30,000	27,221
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	295,328
3.875% due 04/29/43	100,000	84,888
Dignity Health 5.267% due 11/01/64	100,000	94,358
Elevance Health, Inc.
2.550% due 03/15/31	100,000	84,083
3.350% due 12/01/24	400,000	386,957
3.600% due 03/15/51	30,000	22,977
3.650% due 12/01/27	30,000	28,343
4.375% due 12/01/47	30,000	26,180
4.625% due 05/15/42	100,000	90,048
4.650% due 01/15/43	50,000	45,733
4.750% due 02/15/33	100,000	97,167
5.500% due 10/15/32	200,000	205,747
Eli Lilly & Co.
2.250% due 05/15/50	200,000	130,560
3.375% due 03/15/29	27,000	25,384
4.700% due 02/27/33	125,000	126,686
4.950% due 02/27/63	250,000	255,352
Equifax, Inc.
2.350% due 09/15/31	150,000	119,746
2.600% due 12/01/24	25,000	23,823
Estee Lauder Cos., Inc.
1.950% due 03/15/31	45,000	36,981
2.000% due 12/01/24	10,000	9,542
2.375% due 12/01/29	10,000	8,654
3.125% due 12/01/49	15,000	10,969
3.150% due 03/15/27	50,000	47,617
4.150% due 03/15/47	30,000	26,290
Flowers Foods, Inc. 2.400% due 03/15/31	45,000	36,742
GE HealthCare Technologies, Inc. 5.857% due 03/15/30	500,000	513,455
General Mills, Inc.
2.250% due 10/14/31	50,000	41,040
3.000% due 02/01/51	60,000	42,431
3.200% due 02/10/27	100,000	94,453
4.200% due 04/17/28	50,000	48,561
4.950% due 03/29/33	70,000	69,406
5.241% due 11/18/25	30,000	30,006
George Washington University 4.300% due 09/15/44	50,000	44,839
Georgetown University 2.943% due 04/01/50	25,000	16,956
Gilead Sciences, Inc.
1.200% due 10/01/27	45,000	38,856
1.650% due 10/01/30	40,000	32,668
2.600% due 10/01/40	450,000	326,234
2.800% due 10/01/50	100,000	67,728
2.950% due 03/01/27	100,000	93,964
3.650% due 03/01/26	100,000	96,236
4.150% due 03/01/47	75,000	65,154
4.600% due 09/01/35	45,000	43,367
4.750% due 03/01/46	50,000	47,111

	Principal Amount	Value
GlaxoSmithKline Capital PLC (United Kingdom) 3.375% due 06/01/29	$250,000	$232,261
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.625% due 05/15/25	85,000	82,667
6.375% due 05/15/38	100,000	114,020
Global Payments, Inc.
2.900% due 05/15/30	300,000	254,552
5.400% due 08/15/32	200,000	194,999
Hackensack Meridian Health, Inc. 4.500% due 07/01/57	100,000	89,683
Haleon UK Capital PLC 3.125% due 03/24/25	350,000	334,575
Haleon US Capital LLC
3.375% due 03/24/27	250,000	234,103
3.625% due 03/24/32	250,000	224,224
HCA, Inc.
3.125% due 03/15/27 ~	45,000	41,352
3.500% due 07/15/51	350,000	242,497
3.625% due 03/15/32 ~	600,000	521,067
4.125% due 06/15/29	35,000	32,407
4.500% due 02/15/27	60,000	57,910
4.625% due 03/15/52 ~	25,000	20,566
5.125% due 06/15/39	50,000	46,427
5.200% due 06/01/28	165,000	163,774
5.250% due 04/15/25	70,000	69,145
5.250% due 06/15/26	75,000	74,207
5.250% due 06/15/49	100,000	90,327
5.500% due 06/15/47	75,000	70,735
Hershey Co.
2.300% due 08/15/26	50,000	46,700
4.250% due 05/04/28	140,000	138,641
Hormel Foods Corp.
1.700% due 06/03/28	35,000	30,417
3.050% due 06/03/51	25,000	17,840
Humana, Inc.
3.700% due 03/23/29	85,000	77,901
3.850% due 10/01/24	100,000	97,705
4.625% due 12/01/42	100,000	88,590
5.700% due 03/13/26	75,000	75,055
Ingredion, Inc. 3.200% due 10/01/26	100,000	93,430
J M Smucker Co.
2.375% due 03/15/30	65,000	55,447
2.750% due 09/15/41	100,000	70,099
3.550% due 03/15/50	50,000	36,761
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.750% due 04/01/33 ~	500,000	470,401
Johns Hopkins Health System Corp. 3.837% due 05/15/46	50,000	41,198
Johns Hopkins University 4.705% due 07/01/32	30,000	29,953
Johnson & Johnson
0.550% due 09/01/25	400,000	365,696
1.300% due 09/01/30	70,000	57,529
2.100% due 09/01/40	65,000	45,835
2.250% due 09/01/50	100,000	66,336
2.450% due 03/01/26	50,000	47,238
3.400% due 01/15/38	50,000	43,618
3.500% due 01/15/48	65,000	55,302
3.550% due 03/01/36	25,000	22,470
3.625% due 03/03/37	132,000	118,896
3.700% due 03/01/46	25,000	22,038
3.750% due 03/03/47	50,000	44,007
4.850% due 05/15/41	50,000	50,295
5.950% due 08/15/37	100,000	112,783
Kaiser Foundation Hospitals 2.810% due 06/01/41	65,000	47,807

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.002% due 06/01/51	$70,000	$49,073
3.150% due 05/01/27	225,000	211,830
4.150% due 05/01/47	20,000	17,488
Kellogg Co.
3.400% due 11/15/27	100,000	93,706
4.300% due 05/15/28	100,000	96,595
Kenvue, Inc.
5.050% due 03/22/28 ~	200,000	201,745
5.050% due 03/22/53 ~	200,000	204,328
Keurig Dr Pepper, Inc.
2.550% due 09/15/26	50,000	45,988
3.430% due 06/15/27	35,000	33,019
4.420% due 12/15/46	250,000	215,553
Kimberly-Clark Corp.
1.050% due 09/15/27	25,000	21,596
2.000% due 11/02/31	100,000	82,404
3.050% due 08/15/25	50,000	48,069
3.950% due 11/01/28	10,000	9,717
6.625% due 08/01/37	100,000	117,666
Kraft Heinz Foods Co.
3.875% due 05/15/27	250,000	240,168
4.375% due 06/01/46	500,000	425,270
Kroger Co.
3.500% due 02/01/26	50,000	47,923
3.950% due 01/15/50	100,000	80,292
4.650% due 01/15/48	100,000	88,655
5.150% due 08/01/43	25,000	23,027
Laboratory Corp. of America Holdings
1.550% due 06/01/26	70,000	62,557
2.700% due 06/01/31	100,000	84,579
3.600% due 09/01/27	100,000	94,581
4.700% due 02/01/45	50,000	43,402
Leland Stanford Junior University 3.647% due 05/01/48	125,000	107,379
Mass General Brigham, Inc. 3.342% due 07/01/60	30,000	21,012
Massachusetts Institute of Technology
3.067% due 04/01/52	100,000	75,762
5.600% due 07/01/11	100,000	113,106
Mayo Clinic 3.196% due 11/15/61	100,000	67,837
McCormick & Co., Inc.
0.900% due 02/15/26	95,000	84,737
3.400% due 08/15/27	50,000	46,849
McKesson Corp. 1.300% due 08/15/26	165,000	146,630
Mead Johnson Nutrition Co. (United Kingdom) 4.600% due 06/01/44	200,000	181,452
Medtronic Global Holdings SCA 4.500% due 03/30/33	200,000	196,102
Medtronic, Inc. 4.625% due 03/15/45	65,000	63,326
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	38,215
Merck & Co., Inc.
0.750% due 02/24/26	350,000	316,375
1.700% due 06/10/27	50,000	44,818
2.150% due 12/10/31	50,000	41,447
3.400% due 03/07/29	200,000	187,279
3.600% due 09/15/42	300,000	250,551
4.050% due 05/17/28	250,000	245,842
4.150% due 05/18/43	100,000	90,981
4.500% due 05/17/33	120,000	119,084
5.000% due 05/17/53	100,000	101,382
Molson Coors Beverage Co.
4.200% due 07/15/46	40,000	33,159
5.000% due 05/01/42	100,000	92,715
Mondelez International, Inc. 1.500% due 02/04/31	40,000	31,435

	Principal Amount	Value
1.875% due 10/15/32	$300,000	$234,543
2.625% due 09/04/50	25,000	16,230
Moody’s Corp.
2.000% due 08/19/31	100,000	80,668
2.750% due 08/19/41	100,000	70,267
4.875% due 12/17/48	50,000	46,937
Mount Sinai Hospitals Group, Inc. 3.981% due 07/01/48	50,000	39,990
New York & Presbyterian Hospital 3.954% due 08/01/19	35,000	25,374
Northwell Healthcare, Inc. 3.809% due 11/01/49	100,000	75,118
Northwestern University 3.662% due 12/01/57	25,000	20,269
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25	100,000	95,687
3.100% due 05/17/27	30,000	28,599
4.000% due 11/20/45	100,000	90,345
NYU Langone Hospitals 4.368% due 07/01/47	25,000	22,054
OhioHealth Corp. 2.297% due 11/15/31	100,000	81,822
PayPal Holdings, Inc.
1.650% due 06/01/25	315,000	294,926
2.300% due 06/01/30	55,000	46,667
3.250% due 06/01/50	65,000	47,192
4.400% due 06/01/32	100,000	96,393
5.050% due 06/01/52	100,000	97,991
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	13,526
PepsiCo, Inc.
1.625% due 05/01/30	60,000	49,909
1.950% due 10/21/31	75,000	62,107
2.375% due 10/06/26	55,000	51,620
2.750% due 04/30/25	100,000	95,832
2.750% due 03/19/30	500,000	450,117
2.750% due 10/21/51	500,000	359,271
3.450% due 10/06/46	60,000	49,399
3.500% due 07/17/25	50,000	48,641
4.200% due 07/18/52	55,000	51,303
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26	195,000	192,707
4.450% due 05/19/28	250,000	245,840
4.750% due 05/19/33	265,000	264,105
5.110% due 05/19/43	600,000	601,747
5.300% due 05/19/53	80,000	83,237
5.340% due 05/19/63	200,000	202,557
Pfizer, Inc.
0.800% due 05/28/25	30,000	27,713
1.700% due 05/28/30	350,000	290,589
1.750% due 08/18/31	100,000	81,445
2.550% due 05/28/40	25,000	18,419
2.625% due 04/01/30	250,000	222,394
2.700% due 05/28/50	25,000	17,675
3.000% due 12/15/26	100,000	94,467
3.600% due 09/15/28	100,000	96,012
3.900% due 03/15/39	25,000	22,379
4.100% due 09/15/38	50,000	45,544
4.200% due 09/15/48	35,000	32,287
Philip Morris International, Inc.
0.875% due 05/01/26	100,000	89,245
1.750% due 11/01/30	100,000	79,080
3.250% due 11/10/24	125,000	121,454
3.375% due 08/11/25	50,000	48,183
4.250% due 11/10/44	30,000	24,986
4.500% due 03/20/42	200,000	172,540
4.875% due 02/13/26	400,000	397,298
4.875% due 02/15/28	100,000	98,557
5.125% due 02/15/30	100,000	98,964
5.375% due 02/15/33	100,000	99,835
6.375% due 05/16/38	100,000	109,308

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Pilgrim’s Pride Corp. 6.250% due 07/01/33	$200,000	$193,968
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	101,808
Procter & Gamble Co.
0.550% due 10/29/25	50,000	45,326
1.000% due 04/23/26	250,000	226,374
1.200% due 10/29/30	50,000	40,352
3.000% due 03/25/30	300,000	277,825
3.950% due 01/26/28	100,000	98,302
Providence St Joseph Health Obligated Group
2.700% due 10/01/51	75,000	45,007
3.930% due 10/01/48	35,000	27,641
Quanta Services, Inc.
0.950% due 10/01/24	15,000	14,102
2.350% due 01/15/32	25,000	19,691
3.050% due 10/01/41	30,000	20,860
Quest Diagnostics, Inc.
2.800% due 06/30/31	70,000	60,294
2.950% due 06/30/30	55,000	48,397
RELX Capital, Inc. (United Kingdom) 4.000% due 03/18/29	100,000	95,398
Revvity, Inc.
2.550% due 03/15/31	85,000	70,219
3.300% due 09/15/29	30,000	26,827
Reynolds American, Inc. (United Kingdom) 6.150% due 09/15/43	300,000	289,341
Royalty Pharma PLC
2.150% due 09/02/31	55,000	43,140
3.300% due 09/02/40	300,000	213,801
3.350% due 09/02/51	60,000	38,703
RWJ Barnabas Health, Inc. 3.477% due 07/01/49	25,000	19,087
S&P Global, Inc.
2.450% due 03/01/27	250,000	230,745
2.700% due 03/01/29	200,000	180,152
3.900% due 03/01/62	250,000	206,915
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	234,829
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	202,508
Stanford Health Care 3.027% due 08/15/51	30,000	20,877
Stryker Corp.
1.150% due 06/15/25	250,000	230,189
4.100% due 04/01/43	100,000	85,579
Sutter Health
2.294% due 08/15/30	55,000	45,511
3.361% due 08/15/50	55,000	39,543
Sysco Corp.
2.450% due 12/14/31	105,000	85,907
3.150% due 12/14/51	125,000	86,689
3.250% due 07/15/27	50,000	46,714
3.750% due 10/01/25	25,000	24,182
4.450% due 03/15/48	50,000	42,859
4.500% due 04/01/46	25,000	21,284
4.850% due 10/01/45	15,000	13,351
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50	250,000	176,302
5.000% due 11/26/28	100,000	99,464
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24	250,000	236,511
1.750% due 10/15/28	20,000	17,246
2.000% due 10/15/31	35,000	28,579
2.800% due 10/15/41	320,000	238,807
5.300% due 02/01/44	100,000	101,151
Toledo Hospital 5.750% due 11/15/38	50,000	49,264
Trustees of Princeton University 5.700% due 03/01/39	50,000	56,248

	Principal Amount	Value
Tyson Foods, Inc.
3.550% due 06/02/27	$350,000	$328,968
4.000% due 03/01/26	15,000	14,503
4.350% due 03/01/29	20,000	19,042
5.100% due 09/28/48	10,000	9,091
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31	140,000	113,114
5.900% due 11/15/32	50,000	54,631
UnitedHealth Group, Inc.
1.150% due 05/15/26	50,000	45,239
2.000% due 05/15/30	405,000	341,116
2.300% due 05/15/31	50,000	42,300
2.375% due 08/15/24	70,000	67,670
2.875% due 08/15/29	75,000	67,446
2.900% due 05/15/50	300,000	209,380
3.050% due 05/15/41	50,000	38,692
3.250% due 05/15/51	50,000	37,350
3.500% due 08/15/39	60,000	50,382
3.700% due 12/15/25	20,000	19,322
3.700% due 08/15/49	65,000	52,281
3.750% due 07/15/25	75,000	73,029
3.850% due 06/15/28	100,000	95,931
3.875% due 12/15/28	25,000	23,966
3.875% due 08/15/59	100,000	81,404
4.200% due 05/15/32	65,000	62,080
4.250% due 06/15/48	50,000	44,127
4.450% due 12/15/48	25,000	22,804
4.500% due 04/15/33	150,000	146,184
4.750% due 07/15/45	50,000	47,907
5.050% due 04/15/53	150,000	149,206
5.150% due 10/15/25	25,000	25,078
5.250% due 02/15/28	70,000	71,412
5.350% due 02/15/33	100,000	103,973
5.875% due 02/15/53	530,000	589,255
6.875% due 02/15/38	250,000	297,852
University of Chicago 2.761% due 04/01/45	10,000	7,482
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	40,945
University of Southern California
2.805% due 10/01/50	50,000	34,497
3.028% due 10/01/39	50,000	40,276
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	100,000	95,012
Verisk Analytics, Inc. 5.750% due 04/01/33	115,000	120,509
Viatris, Inc. 3.850% due 06/22/40	400,000	276,745
Wyeth LLC
5.950% due 04/01/37	50,000	54,694
6.500% due 02/01/34	100,000	111,862
Zimmer Biomet Holdings, Inc. 2.600% due 11/24/31	100,000	83,020
Zoetis, Inc. 5.600% due 11/16/32	135,000	141,166

		53,495,929

Energy - 1.8%
Baker Hughes Holdings LLC 5.125% due 09/15/40	50,000	48,559
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.337% due 12/15/27	100,000	92,712
4.080% due 12/15/47	50,000	40,426
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	98,413
BP Capital Markets America, Inc.
1.749% due 08/10/30	130,000	106,535
2.772% due 11/10/50	130,000	86,125
3.000% due 02/24/50	150,000	104,693
3.001% due 03/17/52	50,000	34,555

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.119% due 05/04/26	$25,000	$23,808
3.588% due 04/14/27	100,000	95,695
4.234% due 11/06/28	400,000	388,120
4.812% due 02/13/33	535,000	527,477
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	300,000	279,534
3.850% due 06/01/27	50,000	47,250
4.950% due 06/01/47	25,000	22,317
6.750% due 02/01/39	90,000	94,000
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32	65,000	52,509
3.750% due 02/15/52	225,000	159,503
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29	60,000	54,379
5.125% due 06/30/27	300,000	295,120
Cheniere Energy Partners LP 5.950% due 06/30/33 ~	125,000	125,520
Chevron Corp.
1.554% due 05/11/25	35,000	32,809
1.995% due 05/11/27	350,000	318,017
2.236% due 05/11/30	25,000	21,784
2.954% due 05/16/26	100,000	95,226
3.326% due 11/17/25	50,000	48,305
Chevron USA, Inc. 3.850% due 01/15/28	50,000	48,806
ConocoPhillips Co.
3.758% due 03/15/42	250,000	210,789
4.025% due 03/15/62	200,000	163,073
6.950% due 04/15/29	100,000	110,105
Devon Energy Corp.
5.000% due 06/15/45	105,000	91,161
5.850% due 12/15/25	50,000	50,416
Diamondback Energy, Inc.
3.125% due 03/24/31	500,000	428,527
3.500% due 12/01/29	100,000	90,104
4.250% due 03/15/52	60,000	46,089
6.250% due 03/15/33	300,000	310,467
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	56,271
Enbridge, Inc. (Canada)
1.600% due 10/04/26	55,000	48,997
2.500% due 01/15/25	50,000	47,573
2.500% due 08/01/33	400,000	312,761
3.400% due 08/01/51	70,000	48,910
3.700% due 07/15/27	100,000	94,476
4.500% due 06/10/44	150,000	125,291
Energy Transfer LP
2.900% due 05/15/25	40,000	37,917
3.750% due 05/15/30	310,000	279,938
3.900% due 07/15/26	100,000	95,094
4.050% due 03/15/25	100,000	97,241
4.200% due 04/15/27	100,000	95,548
4.400% due 03/15/27	200,000	191,351
5.000% due 05/15/50	350,000	295,973
5.250% due 04/15/29	25,000	24,423
5.300% due 04/15/47	100,000	87,115
5.750% due 02/15/33	350,000	352,772
5.950% due 10/01/43	100,000	93,622
6.125% due 12/15/45	200,000	190,300
6.500% due 02/01/42	100,000	101,408
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	89,696
4.150% due 10/16/28	50,000	47,836
4.200% due 01/31/50	450,000	376,768
4.250% due 02/15/48	25,000	21,213
4.800% due 02/01/49	50,000	45,816
5.350% due 01/31/33	100,000	101,733
5.375% due 02/15/78	300,000	248,931
6.125% due 10/15/39	115,000	122,221
6.875% due 03/01/33	150,000	169,106

	Principal Amount	Value
Equinor ASA (Norway)
2.375% due 05/22/30	$125,000	$108,618
3.250% due 11/18/49	200,000	150,372
3.950% due 05/15/43	300,000	257,498
Exxon Mobil Corp.
2.019% due 08/16/24	50,000	48,212
2.440% due 08/16/29	50,000	44,416
2.610% due 10/15/30	250,000	219,667
2.992% due 03/19/25	500,000	481,932
2.995% due 08/16/39	50,000	39,733
3.043% due 03/01/26	150,000	143,434
3.452% due 04/15/51	200,000	155,539
4.114% due 03/01/46	65,000	57,255
4.327% due 03/19/50	300,000	272,233
Halliburton Co.
3.800% due 11/15/25	6,000	5,799
4.850% due 11/15/35	50,000	47,129
5.000% due 11/15/45	342,000	309,850
7.450% due 09/15/39	25,000	29,005
Hess Corp.
4.300% due 04/01/27	50,000	47,981
5.600% due 02/15/41	50,000	47,904
5.800% due 04/01/47	50,000	48,640
7.125% due 03/15/33	50,000	54,577
Kinder Morgan, Inc.
2.000% due 02/15/31	210,000	166,820
3.250% due 08/01/50	220,000	142,403
4.300% due 03/01/28	300,000	286,945
4.800% due 02/01/33	100,000	94,378
5.300% due 12/01/34	70,000	67,456
5.550% due 06/01/45	350,000	322,861
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	37,129
4.250% due 09/15/46	70,000	51,773
5.000% due 03/01/26	50,000	49,544
Marathon Oil Corp.
4.400% due 07/15/27	100,000	95,430
5.200% due 06/01/45	50,000	42,385
Marathon Petroleum Corp.
3.800% due 04/01/28	30,000	27,948
4.500% due 04/01/48	25,000	19,748
5.125% due 12/15/26	50,000	49,534
6.500% due 03/01/41	100,000	103,168
MPLX LP
2.650% due 08/15/30	45,000	37,675
4.250% due 12/01/27	250,000	237,590
4.500% due 04/15/38	30,000	25,854
4.700% due 04/15/48	45,000	36,997
4.875% due 12/01/24	250,000	246,492
4.900% due 04/15/58	15,000	12,113
4.950% due 03/14/52	200,000	170,107
5.650% due 03/01/53	75,000	70,191
NOV, Inc. 3.950% due 12/01/42	100,000	73,483
Occidental Petroleum Corp.
6.600% due 03/15/46	300,000	309,300
6.625% due 09/01/30	300,000	312,000
ONEOK, Inc.
2.200% due 09/15/25	25,000	23,151
3.100% due 03/15/30	25,000	21,489
4.000% due 07/13/27	130,000	121,760
4.350% due 03/15/29	100,000	93,049
4.500% due 03/15/50	25,000	19,152
4.550% due 07/15/28	50,000	47,439
4.950% due 07/13/47	50,000	41,295
5.200% due 07/15/48	25,000	21,345
Ovintiv, Inc. 6.250% due 07/15/33	115,000	113,502
Phillips 66 1.300% due 02/15/26	20,000	18,085

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.300% due 03/15/52	$100,000	$68,708
4.650% due 11/15/34	200,000	189,019
Phillips 66 Co.
3.550% due 10/01/26	50,000	46,936
4.900% due 10/01/46	25,000	22,163
4.950% due 12/01/27	250,000	247,961
Pioneer Natural Resources Co. 2.150% due 01/15/31	385,000	315,271
Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/26	150,000	145,343
4.650% due 10/15/25	100,000	97,456
4.700% due 06/15/44	50,000	39,067
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	205,000	195,070
5.625% due 03/01/25	165,000	164,423
Schlumberger Investment SA
2.650% due 06/26/30	100,000	87,491
4.500% due 05/15/28	50,000	49,242
Shell International Finance BV (Netherlands)
2.500% due 09/12/26	50,000	46,617
2.750% due 04/06/30	85,000	75,981
2.875% due 05/10/26	100,000	95,282
2.875% due 11/26/41	200,000	149,689
3.000% due 11/26/51	200,000	141,112
3.250% due 05/11/25	100,000	96,691
3.250% due 04/06/50	100,000	74,514
3.625% due 08/21/42	100,000	82,963
3.750% due 09/12/46	50,000	40,825
4.000% due 05/10/46	100,000	85,069
4.125% due 05/11/35	263,000	244,472
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	18,792
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47	70,000	54,172
6.800% due 05/15/38	200,000	212,427
Targa Resources Corp.
5.200% due 07/01/27	85,000	83,503
6.125% due 03/15/33	70,000	71,562
6.250% due 07/01/52	200,000	195,765
TC PipeLines LP 3.900% due 05/25/27	20,000	19,064
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	250,000	227,642
TotalEnergies Capital International SA (France)
2.434% due 01/10/25	50,000	47,943
2.829% due 01/10/30	50,000	44,789
3.127% due 05/29/50	100,000	72,733
3.461% due 07/12/49	50,000	38,818
TotalEnergies Capital SA (France) 3.883% due 10/11/28	25,000	23,982
TransCanada PipeLines Ltd. (Canada)
1.000% due 10/12/24	420,000	394,796
4.100% due 04/15/30	200,000	185,921
4.250% due 05/15/28	50,000	47,732
5.100% due 03/15/49	50,000	46,637
7.625% due 01/15/39	50,000	57,941
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30	25,000	22,245
4.000% due 03/15/28	50,000	47,112
4.450% due 08/01/42	150,000	128,520
Valero Energy Corp.
2.150% due 09/15/27	100,000	88,654
2.800% due 12/01/31	100,000	81,861
6.625% due 06/15/37	150,000	161,113
Western Midstream Operating LP
4.300% due 02/01/30	200,000	179,750
6.150% due 04/01/33	40,000	40,371

	Principal Amount	Value
Williams Cos., Inc.
2.600% due 03/15/31	$350,000	$290,245
3.750% due 06/15/27	50,000	47,215
5.100% due 09/15/45	100,000	90,042
5.300% due 08/15/52	250,000	230,847
5.400% due 03/02/26	70,000	69,844
5.750% due 06/24/44	35,000	34,151
6.300% due 04/15/40	20,000	21,024

		21,101,192

Financial - 9.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	150,000	141,026
1.750% due 10/29/24	150,000	140,947
2.450% due 10/29/26	150,000	134,088
3.300% due 01/30/32	150,000	122,787
3.875% due 01/23/28	150,000	138,064
5.750% due 06/06/28	150,000	148,927
6.500% due 07/15/25	250,000	251,399
Affiliated Managers Group, Inc. 3.500% due 08/01/25	50,000	47,305
African Development Bank (Multi-National)
0.875% due 03/23/26	400,000	361,493
0.875% due 07/22/26	116,000	103,621
Air Lease Corp.
0.800% due 08/18/24	40,000	37,694
2.100% due 09/01/28	300,000	249,444
2.300% due 02/01/25	100,000	94,090
3.000% due 02/01/30	100,000	83,737
3.250% due 03/01/25	100,000	95,268
5.300% due 02/01/28	300,000	294,640
Alexandria Real Estate Equities, Inc. REIT
2.750% due 12/15/29	50,000	42,347
2.950% due 03/15/34	40,000	31,589
3.375% due 08/15/31	60,000	51,458
3.550% due 03/15/52	70,000	47,856
3.950% due 01/15/27	25,000	23,724
4.000% due 02/01/50	100,000	74,748
4.500% due 07/30/29	20,000	18,926
4.750% due 04/15/35	20,000	18,581
Allstate Corp. 3.280% due 12/15/26	350,000	329,716
Ally Financial, Inc.
5.800% due 05/01/25	200,000	196,724
6.992% due 06/13/29	125,000	123,560
American Express Co.
2.500% due 07/30/24	35,000	33,846
3.000% due 10/30/24	50,000	48,224
3.300% due 05/03/27	415,000	387,771
3.950% due 08/01/25	250,000	242,759
4.050% due 12/03/42	125,000	108,991
5.043% due 05/01/34	450,000	440,390
5.850% due 11/05/27	60,000	61,472
American Financial Group, Inc. 4.500% due 06/15/47	50,000	40,922
American Homes 4 Rent LP REIT 3.625% due 04/15/32	70,000	60,561
American International Group, Inc.
4.375% due 06/30/50	100,000	84,590
4.800% due 07/10/45	50,000	44,494
5.125% due 03/27/33	165,000	161,255
American Tower Corp. REIT
1.875% due 10/15/30	200,000	158,061
2.300% due 09/15/31	350,000	278,846
2.900% due 01/15/30	50,000	43,179
2.950% due 01/15/25	100,000	95,692
3.100% due 06/15/50	50,000	32,691
3.375% due 10/15/26	100,000	93,392
3.600% due 01/15/28	100,000	92,182
Ameriprise Financial, Inc. 5.150% due 05/15/33	60,000	59,616

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31	$100,000	$79,915
2.900% due 08/23/51	100,000	65,423
4.500% due 12/15/28	200,000	192,666
Arch Capital Group Ltd. 3.635% due 06/30/50	200,000	146,839
Arch Capital Group US, Inc. 5.144% due 11/01/43	200,000	183,080
Ares Capital Corp.
2.150% due 07/15/26	350,000	303,773
3.250% due 07/15/25	50,000	46,275
Arthur J Gallagher & Co. 5.500% due 03/02/33	265,000	265,678
Asian Development Bank (Multi-National)
0.500% due 02/04/26	400,000	359,837
0.625% due 04/29/25	500,000	461,933
1.000% due 04/14/26	200,000	181,273
1.250% due 06/09/28	50,000	43,365
1.500% due 10/18/24	150,000	142,906
1.750% due 08/14/26	250,000	230,076
2.625% due 01/12/27	200,000	187,927
2.750% due 01/19/28	100,000	93,750
2.875% due 05/06/25	225,000	216,507
3.125% due 09/26/28	200,000	189,369
3.750% due 04/25/28	345,000	337,240
3.875% due 09/28/32	120,000	118,913
4.000% due 01/12/33	85,000	85,007
4.125% due 09/27/24	250,000	246,145
Asian Infrastructure Investment Bank (Multi-National)
0.500% due 05/28/25	150,000	137,325
3.375% due 06/29/25	200,000	193,045
4.000% due 01/18/28	100,000	98,151
Assurant, Inc. 4.900% due 03/27/28	100,000	95,445
Assured Guaranty US Holdings, Inc. 3.150% due 06/15/31	70,000	59,230
Athene Holding Ltd.
3.450% due 05/15/52	100,000	60,932
3.500% due 01/15/31	20,000	16,551
6.650% due 02/01/33	100,000	100,898
AvalonBay Communities, Inc. REIT
2.050% due 01/15/32	200,000	160,160
2.450% due 01/15/31	105,000	88,444
3.350% due 05/15/27	25,000	23,350
4.150% due 07/01/47	50,000	41,423
AXA SA (France) 8.600% due 12/15/30	75,000	90,817
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.138% due 09/14/28	200,000	200,635
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	173,778
2.749% due 12/03/30	200,000	156,938
5.294% due 08/18/27	200,000	196,281
Bank of America Corp.
1.197% due 10/24/26	100,000	90,020
1.319% due 06/19/26	500,000	458,223
1.530% due 12/06/25	200,000	187,051
1.658% due 03/11/27	350,000	315,127
1.734% due 07/22/27	410,000	366,264
1.922% due 10/24/31	100,000	79,190
2.015% due 02/13/26	100,000	93,695
2.299% due 07/21/32	100,000	80,012
2.456% due 10/22/25	50,000	47,761
2.482% due 09/21/36	200,000	153,097
2.496% due 02/13/31	100,000	83,773
2.572% due 10/20/32	100,000	81,489
2.592% due 04/29/31	500,000	420,018
2.651% due 03/11/32	100,000	82,865

	Principal Amount	Value
2.676% due 06/19/41	$350,000	$245,972
2.831% due 10/24/51	25,000	16,441
2.884% due 10/22/30	50,000	43,088
2.972% due 02/04/33	350,000	291,893
2.972% due 07/21/52	100,000	68,088
3.248% due 10/21/27	150,000	139,856
3.311% due 04/22/42	400,000	305,100
3.366% due 01/23/26	100,000	95,861
3.384% due 04/02/26	100,000	95,906
3.419% due 12/20/28	169,000	155,126
3.483% due 03/13/52	100,000	74,252
3.500% due 04/19/26	150,000	143,971
3.593% due 07/21/28	100,000	93,037
3.824% due 01/20/28	300,000	283,858
3.846% due 03/08/37	400,000	342,300
3.875% due 08/01/25	100,000	97,202
3.946% due 01/23/49	100,000	81,204
3.950% due 04/21/25	200,000	193,772
3.970% due 03/05/29	100,000	93,709
4.078% due 04/23/40	200,000	171,996
4.083% due 03/20/51	350,000	290,484
4.183% due 11/25/27	100,000	95,081
4.450% due 03/03/26	85,000	82,659
4.750% due 04/21/45	85,000	77,577
5.015% due 07/22/33	250,000	244,700
5.080% due 01/20/27	800,000	787,996
5.202% due 04/25/29	200,000	197,939
5.288% due 04/25/34	200,000	198,231
6.110% due 01/29/37	250,000	263,847
6.204% due 11/10/28	65,000	66,863
7.750% due 05/14/38	200,000	237,637
Bank of Montreal (Canada)
0.949% due 01/22/27	100,000	89,260
3.700% due 06/07/25	165,000	159,336
5.200% due 12/12/24	225,000	223,187
5.203% due 02/01/28	300,000	300,050
5.300% due 06/05/26	150,000	149,671
Bank of New York Mellon Corp.
1.600% due 04/24/25	300,000	281,236
2.800% due 05/04/26	50,000	47,056
3.000% due 10/30/28	55,000	49,435
3.350% due 04/25/25	100,000	96,221
4.706% due 02/01/34	130,000	124,961
5.802% due 10/25/28	500,000	509,979
Bank of Nova Scotia (Canada)
0.650% due 07/31/24	70,000	66,329
1.300% due 06/11/25	100,000	91,958
1.300% due 09/15/26	50,000	44,016
2.450% due 02/02/32	100,000	81,553
3.450% due 04/11/25	60,000	57,791
4.588% due 05/04/37	40,000	34,506
4.750% due 02/02/26	240,000	236,321
5.250% due 12/06/24	335,000	332,134
Barclays PLC (United Kingdom)
2.645% due 06/24/31	200,000	160,559
2.894% due 11/24/32	200,000	157,542
3.330% due 11/24/42	200,000	140,637
4.337% due 01/10/28	300,000	282,888
4.375% due 01/12/26	200,000	192,222
4.950% due 01/10/47	200,000	176,440
5.829% due 05/09/27	400,000	394,809
6.224% due 05/09/34	400,000	398,675
7.385% due 11/02/28	200,000	208,496
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30	80,000	65,203
2.500% due 01/15/51	410,000	268,401
2.850% due 10/15/50	90,000	62,749
3.850% due 03/15/52	200,000	165,510
4.300% due 05/15/43	200,000	182,701
5.750% due 01/15/40	25,000	27,748

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
BlackRock, Inc.
1.900% due 01/28/31	$15,000	$12,313
2.100% due 02/25/32	100,000	80,742
2.400% due 04/30/30	45,000	38,992
3.200% due 03/15/27	56,000	53,063
3.250% due 04/30/29	60,000	55,702
4.750% due 05/25/33	365,000	358,947
Blackstone Private Credit Fund
2.625% due 12/15/26	100,000	85,167
3.250% due 03/15/27	150,000	129,768
7.050% due 09/29/25	50,000	49,901
Blackstone Secured Lending Fund
2.750% due 09/16/26	100,000	87,499
Boston Properties LP REIT
2.450% due 10/01/33	50,000	36,080
2.550% due 04/01/32	250,000	188,690
3.250% due 01/30/31	150,000	122,380
6.500% due 01/15/34	250,000	251,745
Brandywine Operating Partnership LP REIT
4.550% due 10/01/29	50,000	36,226
Brighthouse Financial, Inc.
3.700% due 06/22/27	100,000	91,916
4.700% due 06/22/47	50,000	38,332
Brixmor Operating Partnership LP REIT
2.500% due 08/16/31	50,000	38,875
4.050% due 07/01/30	10,000	9,028
4.125% due 06/15/26	50,000	46,744
Brookfield Capital Finance LLC (Canada) 6.087% due 06/14/33	250,000	253,990
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51	50,000	33,185
4.700% due 09/20/47	50,000	41,888
4.850% due 03/29/29	100,000	96,022
Brown & Brown, Inc.
4.200% due 03/17/32	35,000	31,470
4.500% due 03/15/29	50,000	47,244
4.950% due 03/17/52	200,000	171,505
Camden Property Trust REIT
3.150% due 07/01/29	30,000	26,608
4.100% due 10/15/28	20,000	18,935
Canadian Imperial Bank of Commerce (Canada)
0.950% due 10/23/25	20,000	18,160
1.250% due 06/22/26	100,000	88,771
3.600% due 04/07/32	45,000	40,497
Capital One Financial Corp.
1.878% due 11/02/27	100,000	85,729
2.618% due 11/02/32	100,000	77,103
3.200% due 02/05/25	200,000	190,332
3.300% due 10/30/24	100,000	96,132
3.750% due 07/28/26	250,000	232,955
3.750% due 03/09/27	50,000	46,606
3.800% due 01/31/28	200,000	183,960
4.927% due 05/10/28	100,000	94,955
4.985% due 07/24/26	100,000	96,963
5.468% due 02/01/29	65,000	62,311
6.312% due 06/08/29	65,000	64,615
CBRE Services, Inc. 4.875% due 03/01/26	100,000	97,192
Charles Schwab Corp.
0.900% due 03/11/26	135,000	119,360
1.150% due 05/13/26	75,000	66,428
1.950% due 12/01/31	100,000	76,282
2.300% due 05/13/31	150,000	119,656
2.450% due 03/03/27	250,000	224,192
3.200% due 03/02/27	100,000	92,059
3.850% due 05/21/25	100,000	96,304
Chubb INA Holdings, Inc.
1.375% due 09/15/30	250,000	199,013
2.850% due 12/15/51	25,000	17,448

	Principal Amount	Value
3.050% due 12/15/61	$10,000	$6,742
3.150% due 03/15/25	100,000	96,589
4.150% due 03/13/43	25,000	21,528
Citigroup, Inc.
1.122% due 01/28/27	750,000	668,897
1.281% due 11/03/25	30,000	28,118
1.462% due 06/09/27	100,000	88,842
2.014% due 01/25/26	145,000	136,293
2.520% due 11/03/32	70,000	56,439
2.561% due 05/01/32	55,000	44,933
2.572% due 06/03/31	600,000	500,856
2.666% due 01/29/31	150,000	127,033
2.904% due 11/03/42	50,000	35,459
2.976% due 11/05/30	100,000	86,739
3.057% due 01/25/33	135,000	112,770
3.070% due 02/24/28	650,000	598,524
3.106% due 04/08/26	200,000	191,056
3.290% due 03/17/26	100,000	95,692
3.400% due 05/01/26	100,000	95,156
3.520% due 10/27/28	100,000	92,956
3.668% due 07/24/28	100,000	93,559
3.785% due 03/17/33	450,000	397,810
3.875% due 03/26/25	100,000	96,633
3.878% due 01/24/39	100,000	83,782
3.887% due 01/10/28	100,000	94,826
4.000% due 08/05/24	50,000	48,991
4.125% due 07/25/28	100,000	94,337
4.300% due 11/20/26	100,000	95,768
4.750% due 05/18/46	50,000	42,845
5.300% due 05/06/44	400,000	370,362
6.125% due 08/25/36	100,000	101,940
6.174% due 05/25/34	115,000	116,064
6.270% due 11/17/33	235,000	249,567
CME Group, Inc.
3.000% due 03/15/25	50,000	48,193
3.750% due 06/15/28	100,000	95,791
4.150% due 06/15/48	50,000	45,273
CNA Financial Corp.
3.450% due 08/15/27	100,000	92,801
4.500% due 03/01/26	50,000	48,540
Comerica Bank 4.000% due 07/27/25	250,000	230,604
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25	250,000	241,004
5.250% due 05/24/41	200,000	209,418
Corebridge Financial, Inc. 3.650% due 04/05/27	500,000	467,289
Corp Andina de Fomento (Multi-National) 2.250% due 02/08/27	200,000	179,585
Corporate Office Properties LP REIT
2.250% due 03/15/26	35,000	31,031
2.900% due 12/01/33	65,000	45,121
Council Of Europe Development Bank (Multi-National)
3.625% due 01/26/28	250,000	242,963
3.750% due 05/25/26	300,000	293,136
Credit Suisse AG (Switzerland)
3.700% due 02/21/25	250,000	239,054
5.000% due 07/09/27	300,000	289,833
Crown Castle, Inc. REIT
2.100% due 04/01/31	200,000	160,199
3.200% due 09/01/24	35,000	33,935
3.250% due 01/15/51	200,000	136,553
3.650% due 09/01/27	35,000	32,751
3.700% due 06/15/26	35,000	33,271
3.800% due 02/15/28	50,000	46,654
4.000% due 03/01/27	40,000	38,068
4.300% due 02/15/29	60,000	56,486
4.450% due 02/15/26	35,000	34,081
4.750% due 05/15/47	25,000	21,536
5.000% due 01/11/28	35,000	34,385

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
CubeSmart LP REIT
2.000% due 02/15/31	$15,000	$11,753
3.125% due 09/01/26	50,000	46,058
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	311,564
2.552% due 01/07/28	150,000	130,175
3.547% due 09/18/31	500,000	415,540
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	45,989
4.450% due 07/15/28	100,000	93,711
Discover Bank 3.450% due 07/27/26	250,000	230,267
Enstar Group Ltd. 4.950% due 06/01/29	25,000	23,316
EPR Properties REIT 3.600% due 11/15/31	30,000	23,434
Equinix, Inc. REIT
2.000% due 05/15/28	35,000	29,844
2.150% due 07/15/30	350,000	283,295
2.500% due 05/15/31	100,000	81,519
2.625% due 11/18/24	65,000	62,105
3.400% due 02/15/52	10,000	7,005
Equitable Holdings, Inc. 4.350% due 04/20/28	300,000	281,034
ERP Operating LP REIT
2.850% due 11/01/26	70,000	65,005
3.500% due 03/01/28	100,000	92,671
4.500% due 06/01/45	75,000	63,266
Essex Portfolio LP REIT
2.550% due 06/15/31	65,000	52,610
2.650% due 03/15/32	30,000	24,160
3.375% due 04/15/26	50,000	47,374
4.000% due 03/01/29	25,000	23,116
European Bank for Reconstruction & Development (Multi-National)
0.500% due 01/28/26	300,000	269,780
4.375% due 03/09/28	120,000	120,540
European Investment Bank (Multi-National)
0.375% due 03/26/26	300,000	267,870
0.625% due 10/21/27	250,000	214,492
0.750% due 10/26/26	83,000	73,507
1.250% due 02/14/31	300,000	246,849
1.375% due 03/15/27	350,000	313,561
1.625% due 03/14/25	230,000	217,300
1.625% due 10/09/29	195,000	169,000
2.750% due 08/15/25	600,000	574,856
3.625% due 07/15/30	160,000	155,537
3.750% due 02/14/33	325,000	320,398
3.875% due 03/15/28	400,000	393,780
Extra Space Storage LP REIT 3.900% due 04/01/29	220,000	200,704
Fairfax Financial Holdings Ltd. (Canada) 5.625% due 08/16/32	150,000	145,009
Federal Realty OP LP REIT
1.250% due 02/15/26	300,000	268,082
4.500% due 12/01/44	50,000	39,477
Fidelity National Financial, Inc.
3.400% due 06/15/30	200,000	174,909
4.500% due 08/15/28	50,000	47,563
Fifth Third Bancorp
1.707% due 11/01/27	155,000	132,502
2.550% due 05/05/27	60,000	53,045
4.772% due 07/28/30	200,000	187,076
8.250% due 03/01/38	25,000	28,690
FS KKR Capital Corp.
2.625% due 01/15/27	100,000	85,341
3.250% due 07/15/27	50,000	42,935
4.125% due 02/01/25	50,000	47,317
Globe Life, Inc. 4.550% due 09/15/28	50,000	48,413

	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc. REIT
3.250% due 01/15/32	$50,000	$40,422
4.000% due 01/15/31	50,000	43,273
5.250% due 06/01/25	25,000	24,510
5.375% due 04/15/26	50,000	48,991
5.750% due 06/01/28	25,000	24,482
Goldman Sachs Group, Inc.
1.093% due 12/09/26	290,000	258,579
1.431% due 03/09/27	80,000	71,520
1.542% due 09/10/27	100,000	87,955
1.948% due 10/21/27	250,000	222,476
2.383% due 07/21/32	70,000	56,098
2.615% due 04/22/32	70,000	57,428
2.640% due 02/24/28	250,000	227,028
2.650% due 10/21/32	250,000	203,864
2.908% due 07/21/42	60,000	42,430
3.102% due 02/24/33	250,000	211,301
3.210% due 04/22/42	60,000	44,401
3.272% due 09/29/25	255,000	246,488
3.436% due 02/24/43	450,000	342,812
3.500% due 01/23/25	150,000	144,808
3.500% due 04/01/25	100,000	96,126
3.500% due 11/16/26	100,000	93,815
3.615% due 03/15/28	200,000	187,814
3.750% due 05/22/25	150,000	144,846
3.750% due 02/25/26	60,000	57,622
3.800% due 03/15/30	250,000	231,454
3.814% due 04/23/29	150,000	139,368
3.850% due 01/26/27	160,000	152,224
4.017% due 10/31/38	100,000	84,747
4.223% due 05/01/29	200,000	189,026
4.411% due 04/23/39	450,000	393,084
4.482% due 08/23/28	500,000	483,735
4.750% due 10/21/45	100,000	91,027
6.750% due 10/01/37	200,000	215,281
Golub Capital BDC, Inc. 2.500% due 08/24/26	60,000	51,941
Hartford Financial Services Group, Inc. 2.900% due 09/15/51	100,000	65,048
Healthcare Realty Holdings LP REIT
2.000% due 03/15/31	25,000	19,215
3.100% due 02/15/30	50,000	42,895
Healthpeak OP LLC REIT
2.875% due 01/15/31	200,000	169,207
3.000% due 01/15/30	100,000	87,001
3.400% due 02/01/25	7,000	6,729
Hercules Capital, Inc. 3.375% due 01/20/27	35,000	30,353
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	17,519
4.200% due 04/15/29	50,000	42,177
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	21,386
3.500% due 09/15/30	100,000	84,840
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	250,000	230,396
2.251% due 11/22/27	250,000	222,019
2.357% due 08/18/31	250,000	199,700
2.804% due 05/24/32	200,000	161,860
2.848% due 06/04/31	200,000	166,066
2.999% due 03/10/26	200,000	189,731
3.900% due 05/25/26	200,000	190,694
3.973% due 05/22/30	290,000	260,683
4.250% due 08/18/25	200,000	192,178
4.375% due 11/23/26	200,000	189,167
4.762% due 03/29/33	300,000	270,955
5.210% due 08/11/28	300,000	293,594
6.254% due 03/09/34	200,000	205,122
6.547% due 06/20/34	350,000	348,856
6.800% due 06/01/38	150,000	151,628
7.336% due 11/03/26	200,000	205,927

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	$50,000	$35,330
Huntington Bancshares, Inc.
2.625% due 08/06/24	300,000	287,102
5.023% due 05/17/33	70,000	64,018
ING Groep NV (Netherlands)
4.252% due 03/28/33	200,000	183,038
4.550% due 10/02/28	200,000	191,531
Inter-American Development Bank (Multi-National)
0.500% due 09/23/24	150,000	141,348
0.625% due 07/15/25	700,000	642,684
0.875% due 04/20/26	250,000	225,619
1.125% due 07/20/28	300,000	257,249
1.125% due 01/13/31	150,000	121,438
1.750% due 03/14/25	300,000	283,753
2.000% due 06/02/26	150,000	139,215
2.000% due 07/23/26	100,000	92,622
3.200% due 08/07/42	100,000	85,152
3.250% due 07/01/24	175,000	171,185
3.500% due 09/14/29	200,000	192,907
4.000% due 01/12/28	100,000	98,847
Inter-American Investment Corp. (Multi- National) 4.125% due 02/15/28	150,000	147,654
Intercontinental Exchange, Inc.
1.850% due 09/15/32	65,000	50,208
2.650% due 09/15/40	65,000	46,051
3.000% due 09/15/60	65,000	42,603
3.100% due 09/15/27	100,000	93,486
5.200% due 06/15/62	350,000	347,259
International Bank for Reconstruction & Development (Multi-National)
0.375% due 07/28/25	350,000	319,583
0.500% due 10/28/25	200,000	181,589
0.625% due 04/22/25	1,100,000	1,017,021
0.750% due 11/24/27	195,000	167,530
0.875% due 05/14/30	350,000	282,325
1.125% due 09/13/28	160,000	136,739
1.250% due 02/10/31	500,000	408,387
1.375% due 04/20/28	250,000	218,879
1.625% due 01/15/25	150,000	142,245
1.625% due 11/03/31	190,000	158,686
1.750% due 10/23/29	100,000	86,778
2.500% due 03/29/32	200,000	178,685
3.125% due 11/20/25	50,000	48,202
3.125% due 06/15/27	600,000	571,504
3.500% due 07/12/28	160,000	154,568
3.625% due 09/21/29	250,000	242,774
International Finance Corp. (Multi-National)
0.750% due 10/08/26	100,000	88,563
0.750% due 08/27/30	250,000	198,718
1.375% due 10/16/24	90,000	85,636
3.625% due 09/15/25	67,000	65,426
Invesco Finance PLC 5.375% due 11/30/43	200,000	194,756
Invitation Homes Operating Partnership LP REIT 2.000% due 08/15/31	300,000	230,188
Jackson Financial, Inc. 5.170% due 06/08/27	55,000	52,425
Jefferies Financial Group, Inc.
2.625% due 10/15/31	100,000	77,618
2.750% due 10/15/32	40,000	30,782
JPMorgan Chase & Co.
0.768% due 08/09/25	350,000	329,773
1.040% due 02/04/27	500,000	445,509
1.045% due 11/19/26	100,000	89,615
1.470% due 09/22/27	75,000	66,257
1.561% due 12/10/25	100,000	93,675

	Principal Amount	Value
1.578% due 04/22/27	$65,000	$58,416
1.764% due 11/19/31	100,000	79,175
2.069% due 06/01/29	140,000	120,173
2.083% due 04/22/26	250,000	234,222
2.182% due 06/01/28	650,000	578,149
2.301% due 10/15/25	615,000	586,282
2.525% due 11/19/41	100,000	68,884
2.545% due 11/08/32	375,000	307,402
2.580% due 04/22/32	75,000	62,323
2.595% due 02/24/26	100,000	94,872
2.739% due 10/15/30	75,000	64,677
2.947% due 02/24/28	60,000	55,135
2.956% due 05/13/31	65,000	55,765
2.963% due 01/25/33	100,000	84,275
3.109% due 04/22/51	250,000	174,961
3.157% due 04/22/42	300,000	226,759
3.200% due 06/15/26	100,000	95,345
3.328% due 04/22/52	70,000	51,073
3.509% due 01/23/29	185,000	171,176
3.540% due 05/01/28	100,000	93,554
3.702% due 05/06/30	150,000	137,600
3.882% due 07/24/38	150,000	129,588
3.964% due 11/15/48	100,000	82,343
4.032% due 07/24/48	150,000	124,620
4.080% due 04/26/26	250,000	243,044
4.452% due 12/05/29	150,000	143,867
4.851% due 07/25/28	500,000	493,616
4.912% due 07/25/33	500,000	488,780
5.500% due 10/15/40	100,000	102,797
5.546% due 12/15/25	200,000	199,255
5.600% due 07/15/41	100,000	104,135
5.717% due 09/14/33	190,000	192,847
6.400% due 05/15/38	300,000	334,959
KeyBank NA 5.850% due 11/15/27	250,000	235,619
KeyCorp
2.250% due 04/06/27	350,000	290,607
4.150% due 10/29/25	30,000	27,775
Kimco Realty OP LLC REIT
2.250% due 12/01/31	70,000	54,565
3.700% due 10/01/49	25,000	17,779
4.125% due 12/01/46	50,000	37,186
Kite Realty Group Trust REIT 4.750% due 09/15/30	25,000	22,503
Kreditanstalt fuer Wiederaufbau (Germany)
0.375% due 07/18/25	250,000	228,333
0.625% due 01/22/26	730,000	659,676
1.250% due 01/31/25	500,000	470,545
1.375% due 08/05/24	400,000	382,849
1.750% due 09/14/29	100,000	87,395
2.500% due 11/20/24	375,000	361,145
3.000% due 05/20/27	200,000	189,852
3.625% due 04/01/26	155,000	151,101
3.750% due 02/15/28	440,000	430,563
4.123% due 06/29/37	200,000	113,561
Landwirtschaftliche Rentenbank (Germany)
0.500% due 05/27/25	200,000	183,629
0.875% due 09/03/30	200,000	160,035
1.750% due 07/27/26	100,000	91,865
Lazard Group LLC
3.625% due 03/01/27	50,000	46,529
4.375% due 03/11/29	50,000	46,461
Legg Mason, Inc. 4.750% due 03/15/26	50,000	49,393
Life Storage LP REIT 4.000% due 06/15/29	100,000	90,843
Lincoln National Corp.
3.625% due 12/12/26	150,000	139,612
3.800% due 03/01/28	35,000	31,685
4.350% due 03/01/48	25,000	17,951

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28	$200,000	$184,885
3.870% due 07/09/25	500,000	487,178
4.582% due 12/10/25	200,000	191,658
7.953% due 11/15/33	200,000	217,098
LXP Industrial Trust REIT 2.375% due 10/01/31	70,000	53,349
M&T Bank Corp. 4.553% due 08/16/28	65,000	60,880
Main Street Capital Corp. 3.000% due 07/14/26	100,000	88,023
Manufacturers & Traders Trust Co. 4.650% due 01/27/26	300,000	286,705
Manulife Financial Corp. (Canada)
3.703% due 03/16/32	100,000	90,978
4.150% due 03/04/26	50,000	48,440
5.375% due 03/04/46	50,000	49,611
Markel Group, Inc.
3.450% due 05/07/52	70,000	49,329
3.500% due 11/01/27	50,000	46,627
5.000% due 05/20/49	30,000	26,937
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31	45,000	36,713
3.500% due 03/10/25	75,000	72,775
3.750% due 03/14/26	100,000	96,878
4.200% due 03/01/48	100,000	84,646
4.375% due 03/15/29	70,000	68,075
5.750% due 11/01/32	100,000	105,177
Mastercard, Inc.
1.900% due 03/15/31	100,000	83,210
2.000% due 11/18/31	200,000	165,328
2.950% due 11/21/26	50,000	47,284
2.950% due 06/01/29	50,000	45,542
2.950% due 03/15/51	45,000	32,878
3.650% due 06/01/49	50,000	41,658
3.800% due 11/21/46	50,000	42,547
3.950% due 02/26/48	15,000	13,335
MetLife, Inc.
4.550% due 03/23/30	350,000	342,499
5.700% due 06/15/35	100,000	102,950
5.875% due 02/06/41	200,000	204,794
6.375% due 06/15/34	100,000	109,459
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	94,534
3.950% due 03/15/29	25,000	23,569
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.962% due 10/11/25	200,000	186,706
1.640% due 10/13/27	200,000	176,134
2.048% due 07/17/30	200,000	162,327
2.852% due 01/19/33	200,000	165,024
3.677% due 02/22/27	100,000	96,216
3.777% due 03/02/25	50,000	48,452
3.850% due 03/01/26	200,000	191,721
3.961% due 03/02/28	50,000	47,590
4.050% due 09/11/28	150,000	141,547
4.788% due 07/18/25	250,000	246,502
5.441% due 02/22/34	200,000	199,398
5.475% due 02/22/31	200,000	199,079
5.719% due 02/20/26	500,000	497,600
Mizuho Financial Group, Inc. (Japan)
due 07/06/29 #	200,000	200,623
2.201% due 07/10/31	200,000	160,286
3.261% due 05/22/30	200,000	176,667
3.663% due 02/28/27	200,000	188,682
5.754% due 05/27/34	250,000	251,441
Morgan Stanley
0.864% due 10/21/25	70,000	65,125
1.164% due 10/21/25	225,000	210,398
1.512% due 07/20/27	100,000	88,634

	Principal Amount	Value
1.593% due 05/04/27	$145,000	$129,878
1.794% due 02/13/32	65,000	50,456
2.188% due 04/28/26	500,000	469,577
2.239% due 07/21/32	100,000	79,520
2.475% due 01/21/28	170,000	153,546
2.484% due 09/16/36	100,000	75,917
2.699% due 01/22/31	445,000	378,655
2.720% due 07/22/25	565,000	545,028
2.802% due 01/25/52	400,000	262,925
2.943% due 01/21/33	135,000	112,286
3.125% due 07/27/26	70,000	65,587
3.217% due 04/22/42	55,000	41,773
3.591% due 07/22/28 §	100,000	92,349
3.622% due 04/01/31	200,000	180,322
3.625% due 01/20/27	300,000	285,088
4.300% due 01/27/45	100,000	87,606
4.350% due 09/08/26	90,000	86,974
4.431% due 01/23/30	95,000	90,463
4.457% due 04/22/39	150,000	133,761
5.050% due 01/28/27	560,000	555,491
5.123% due 02/01/29	600,000	592,100
5.164% due 04/20/29	155,000	153,223
5.250% due 04/21/34	180,000	177,825
5.597% due 03/24/51	100,000	104,487
5.948% due 01/19/38	300,000	296,282
6.342% due 10/18/33	325,000	345,885
7.250% due 04/01/32	100,000	113,473
Morgan Stanley Domestic Holdings, Inc.
3.800% due 08/24/27	15,000	14,235
4.500% due 06/20/28	50,000	48,211
Nasdaq, Inc.
1.650% due 01/15/31	150,000	116,532
2.500% due 12/21/40	150,000	100,707
National Australia Bank Ltd. (Australia) 5.132% due 11/22/24	250,000	248,956
Natwest Group PLC (United Kingdom)
3.032% due 11/28/35	350,000	268,795
3.073% due 05/22/28	200,000	180,077
7.472% due 11/10/26	300,000	307,004
NNN REIT, Inc. 4.300% due 10/15/28	35,000	32,594
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26	100,000	88,037
1.851% due 07/16/25	200,000	183,009
2.329% due 01/22/27	300,000	265,427
Nordic Investment Bank (Multi-National) 0.500% due 01/21/26	300,000	270,120
Northern Trust Corp.
1.950% due 05/01/30	75,000	61,734
3.375% due 05/08/32	63,000	55,935
3.650% due 08/03/28	50,000	47,439
4.000% due 05/10/27	35,000	33,750
Oaktree Specialty Lending Corp. 2.700% due 01/15/27	50,000	43,199
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	81,709
1.500% due 02/12/25	300,000	283,000
4.250% due 03/01/28	35,000	34,933
4.625% due 11/03/25	70,000	69,689
Old Republic International Corp. 3.850% due 06/11/51	55,000	39,330
Omega Healthcare Investors, Inc. REIT
4.500% due 01/15/25	25,000	23,970
4.750% due 01/15/28	50,000	45,710
ORIX Corp. (Japan)
3.700% due 07/18/27	50,000	47,090
4.000% due 04/13/32	100,000	92,480
Owl Rock Capital Corp.
2.875% due 06/11/28	100,000	81,591
3.750% due 07/22/25	100,000	92,723
4.000% due 03/30/25	25,000	23,456

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
OWL Rock Core Income Corp.
5.500% due 03/21/25	$100,000	$96,283
7.950% due 06/13/28 ~	100,000	100,280
Physicians Realty LP REIT 2.625% due 11/01/31	50,000	38,983
Piedmont Operating Partnership LP REIT 2.750% due 04/01/32	35,000	23,636
PNC Bank NA
2.950% due 02/23/25	300,000	285,763
4.050% due 07/26/28	350,000	322,724
PNC Financial Services Group, Inc.
2.550% due 01/22/30	350,000	294,358
5.068% due 01/24/34	40,000	38,373
5.582% due 06/12/29	120,000	119,522
Principal Financial Group, Inc.
3.700% due 05/15/29	25,000	22,974
4.625% due 09/15/42	100,000	86,101
5.375% due 03/15/33	30,000	29,758
Private Export Funding Corp. 2.450% due 07/15/24	100,000	96,813
Progressive Corp.
2.500% due 03/15/27	40,000	36,710
3.000% due 03/15/32	50,000	43,569
3.700% due 03/15/52	175,000	137,213
4.000% due 03/01/29	25,000	23,964
4.125% due 04/15/47	100,000	86,433
Prologis LP REIT
1.250% due 10/15/30	55,000	42,529
1.625% due 03/15/31	100,000	79,203
1.750% due 02/01/31	20,000	15,926
2.125% due 04/15/27	25,000	22,550
2.125% due 10/15/50	40,000	22,484
2.250% due 04/15/30	30,000	25,469
2.250% due 01/15/32	50,000	40,428
2.875% due 11/15/29	40,000	35,074
3.000% due 04/15/50	25,000	17,020
3.375% due 12/15/27	60,000	55,845
4.375% due 02/01/29	15,000	14,428
4.875% due 06/15/28	200,000	198,356
Prudential Financial, Inc.
1.500% due 03/10/26	20,000	18,280
2.100% due 03/10/30	15,000	12,691
3.000% due 03/10/40	25,000	18,736
3.700% due 10/01/50	175,000	148,076
3.700% due 03/13/51	150,000	115,116
3.935% due 12/07/49	132,000	105,254
4.350% due 02/25/50	50,000	42,484
6.625% due 06/21/40	50,000	54,606
Public Storage REIT
0.875% due 02/15/26	50,000	44,855
1.500% due 11/09/26	50,000	44,799
2.300% due 05/01/31	250,000	208,184
3.094% due 09/15/27	30,000	28,011
Raymond James Financial, Inc. 4.950% due 07/15/46	100,000	90,272
Realty Income Corp. REIT
1.800% due 03/15/33	50,000	36,481
2.200% due 06/15/28	35,000	30,353
2.850% due 12/15/32	30,000	24,444
3.000% due 01/15/27	50,000	46,144
3.875% due 04/15/25	150,000	145,463
4.625% due 11/01/25	50,000	49,239
4.850% due 03/15/30	65,000	62,926
4.875% due 06/01/26	25,000	24,744
Regency Centers LP REIT
3.600% due 02/01/27	30,000	28,235
3.700% due 06/15/30	35,000	31,329
4.400% due 02/01/47	35,000	28,429
Regions Financial Corp. 1.800% due 08/12/28	300,000	242,580

	Principal Amount	Value
Reinsurance Group of America, Inc.
3.950% due 09/15/26	$60,000	$56,571
6.000% due 09/15/33	50,000	50,357
RenaissanceRe Finance, Inc. (Bermuda) 3.450% due 07/01/27	30,000	28,118
Royal Bank of Canada (Canada)
1.150% due 06/10/25	490,000	452,495
1.150% due 07/14/26	50,000	44,264
2.050% due 01/21/27	100,000	89,814
3.625% due 05/04/27	150,000	142,003
3.970% due 07/26/24	75,000	73,664
4.650% due 01/27/26	200,000	194,782
4.900% due 01/12/28	150,000	148,085
Santander Holdings USA, Inc.
2.490% due 01/06/28	70,000	60,522
4.400% due 07/13/27	145,000	136,315
6.565% due 06/12/29	100,000	98,180
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	178,190
2.896% due 03/15/32	200,000	161,875
Simon Property Group LP REIT
1.375% due 01/15/27	300,000	263,177
2.000% due 09/13/24	100,000	95,462
2.450% due 09/13/29	100,000	84,307
2.650% due 07/15/30	100,000	85,073
3.250% due 11/30/26	50,000	46,928
3.250% due 09/13/49	100,000	67,319
3.375% due 06/15/27	100,000	93,107
4.250% due 11/30/46	50,000	40,221
5.850% due 03/08/53	200,000	198,959
Spirit Realty LP REIT 3.400% due 01/15/30	50,000	42,527
Stifel Financial Corp. 4.250% due 07/18/24	50,000	48,963
STORE Capital Corp. REIT 4.500% due 03/15/28	150,000	131,158
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.948% due 01/12/26	200,000	178,399
1.474% due 07/08/25	200,000	183,747
1.710% due 01/12/31	200,000	155,941
1.902% due 09/17/28	250,000	210,248
2.296% due 01/12/41	200,000	133,870
2.348% due 01/15/25	200,000	189,736
3.010% due 10/19/26	200,000	184,986
3.202% due 09/17/29	150,000	131,045
3.364% due 07/12/27	150,000	140,131
3.784% due 03/09/26	100,000	95,635
5.766% due 01/13/33	200,000	205,899
Sun Communities Operating LP REIT 2.300% due 11/01/28	65,000	54,718
Synchrony Financial
3.700% due 08/04/26	50,000	44,910
3.950% due 12/01/27	100,000	87,230
4.875% due 06/13/25	100,000	95,069
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	44,788
Toronto-Dominion Bank (Canada)
0.700% due 09/10/24	350,000	330,081
0.750% due 01/06/26	200,000	178,607
1.200% due 06/03/26	100,000	88,951
4.285% due 09/13/24	200,000	196,478
4.693% due 09/15/27	200,000	195,814
5.103% due 01/09/26	100,000	99,625
5.156% due 01/10/28	500,000	496,797
Travelers Cos., Inc.
3.050% due 06/08/51	50,000	35,696
5.450% due 05/25/53	250,000	261,875
6.250% due 06/15/37	125,000	138,440

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Travelers Property Casualty Corp. 6.375% due 03/15/33	$100,000	$110,348
Truist Financial Corp.
1.125% due 08/03/27	100,000	84,271
1.200% due 08/05/25	135,000	122,395
1.267% due 03/02/27	120,000	105,891
1.887% due 06/07/29	125,000	104,003
1.950% due 06/05/30	135,000	107,407
2.500% due 08/01/24	300,000	288,250
3.700% due 06/05/25	100,000	95,916
4.000% due 05/01/25	100,000	96,609
4.873% due 01/26/29	40,000	38,473
4.916% due 07/28/33	100,000	91,450
5.867% due 06/08/34	200,000	200,173
U.S. Bancorp
4.839% due 02/01/34	200,000	186,910
5.775% due 06/12/29	250,000	250,092
UBS Group AG (Switzerland) 3.750% due 03/26/25	250,000	239,407
UDR, Inc. REIT
2.100% due 06/15/33	100,000	73,902
3.100% due 11/01/34	50,000	39,866
3.200% due 01/15/30	50,000	44,232
4.400% due 01/26/29	25,000	23,543
Unum Group
4.000% due 06/15/29	70,000	64,496
4.125% due 06/15/51	100,000	73,213
US Bancorp
1.375% due 07/22/30	150,000	114,805
1.450% due 05/12/25	150,000	139,958
2.491% due 11/03/36	200,000	146,427
3.600% due 09/11/24	400,000	388,914
4.548% due 07/22/28	100,000	95,708
5.850% due 10/21/33	30,000	30,054
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	42,846
3.250% due 10/15/26	100,000	91,668
4.000% due 03/01/28	50,000	46,318
4.125% due 01/15/26	31,000	29,670
Visa, Inc.
1.100% due 02/15/31	200,000	157,707
1.900% due 04/15/27	250,000	228,175
2.050% due 04/15/30	300,000	257,293
3.650% due 09/15/47	25,000	21,184
4.150% due 12/14/35	30,000	28,587
4.300% due 12/14/45	100,000	92,864
Voya Financial, Inc.
3.650% due 06/15/26	50,000	47,199
4.800% due 06/15/46	30,000	24,753
W R Berkley Corp. 4.000% due 05/12/50	115,000	90,831
Wachovia Corp. 5.500% due 08/01/35	200,000	196,289
Wells Fargo & Co.
2.188% due 04/30/26	300,000	281,228
2.393% due 06/02/28	500,000	445,918
2.406% due 10/30/25	130,000	123,846
3.000% due 04/22/26	150,000	141,126
3.000% due 10/23/26	150,000	139,342
3.068% due 04/30/41	500,000	368,178
3.196% due 06/17/27	260,000	244,295
3.350% due 03/02/33	390,000	333,935
3.526% due 03/24/28	355,000	331,704
3.908% due 04/25/26	250,000	241,829
4.150% due 01/24/29	200,000	189,714
4.478% due 04/04/31	200,000	190,238
4.540% due 08/15/26	100,000	97,753
4.611% due 04/25/53	250,000	219,459
4.808% due 07/25/28	65,000	63,589
4.897% due 07/25/33	65,000	62,384

	Principal Amount	Value
5.013% due 04/04/51	$250,000	$233,047
5.389% due 04/24/34	130,000	129,230
5.606% due 01/15/44	100,000	96,145
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	108,518
Welltower OP LLC REIT
2.050% due 01/15/29	60,000	49,950
2.750% due 01/15/31	145,000	119,774
2.750% due 01/15/32	50,000	40,468
2.800% due 06/01/31	100,000	82,756
4.125% due 03/15/29	100,000	92,639
Westpac Banking Corp. (Australia)
1.953% due 11/20/28	100,000	85,814
2.150% due 06/03/31	100,000	84,160
2.700% due 08/19/26	150,000	139,533
2.894% due 02/04/30	200,000	186,967
2.963% due 11/16/40	200,000	134,269
3.400% due 01/25/28	100,000	93,772
4.043% due 08/26/27	100,000	96,975
4.110% due 07/24/34	65,000	56,584
4.421% due 07/24/39	45,000	37,069
5.457% due 11/18/27	100,000	101,569
Weyerhaeuser Co. REIT
4.000% due 11/15/29	100,000	92,285
7.375% due 03/15/32	100,000	111,671
Willis North America, Inc.
2.950% due 09/15/29	75,000	64,601
3.875% due 09/15/49	35,000	25,552
4.650% due 06/15/27	100,000	97,215
XL Group Ltd. (Bermuda) 5.250% due 12/15/43	50,000	49,298

		115,099,340

Industrial - 1.8%
3M Co.
2.375% due 08/26/29	300,000	257,862
2.875% due 10/15/27	100,000	91,584
3.250% due 08/26/49	200,000	145,189
4.000% due 09/14/48	250,000	219,450
Agilent Technologies, Inc. 2.300% due 03/12/31	100,000	81,897
Allegion US Holding Co., Inc.
3.200% due 10/01/24	50,000	48,037
3.550% due 10/01/27	50,000	46,283
Amcor Finance USA, Inc. 5.625% due 05/26/33	65,000	64,240
Amcor Flexibles North America, Inc.
2.690% due 05/25/31	65,000	53,283
4.000% due 05/17/25	65,000	62,830
Amphenol Corp.
2.050% due 03/01/25	25,000	23,610
2.200% due 09/15/31	60,000	48,909
4.350% due 06/01/29	50,000	48,432
Arrow Electronics, Inc.
3.250% due 09/08/24	100,000	96,533
3.875% due 01/12/28	25,000	23,085
Avnet, Inc.
4.625% due 04/15/26	25,000	24,296
6.250% due 03/15/28	100,000	101,033
Berry Global, Inc. 1.570% due 01/15/26	200,000	180,446
Boeing Co.
2.196% due 02/04/26	500,000	459,115
2.750% due 02/01/26	50,000	46,582
2.950% due 02/01/30	100,000	86,988
3.200% due 03/01/29	200,000	178,953
3.250% due 02/01/28	50,000	45,940
3.250% due 03/01/28	25,000	22,760
3.550% due 03/01/38	15,000	11,690
3.625% due 02/01/31	30,000	27,029

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.625% due 03/01/48	$10,000	$7,127
3.750% due 02/01/50	100,000	75,163
3.825% due 03/01/59	50,000	35,755
3.850% due 11/01/48	35,000	25,858
4.875% due 05/01/25	85,000	83,821
5.150% due 05/01/30	150,000	148,650
5.705% due 05/01/40	200,000	199,653
5.805% due 05/01/50	400,000	398,879
5.875% due 02/15/40	50,000	50,374
5.930% due 05/01/60	150,000	148,678
Burlington Northern Santa Fe LLC
3.050% due 02/15/51	200,000	142,121
3.300% due 09/15/51	200,000	149,546
3.550% due 02/15/50	150,000	119,242
3.650% due 09/01/25	50,000	48,488
4.125% due 06/15/47	50,000	43,289
4.450% due 01/15/53	300,000	274,998
4.700% due 09/01/45	50,000	46,642
5.200% due 04/15/54	60,000	61,260
5.750% due 05/01/40	100,000	105,919
Canadian National Railway Co. (Canada)
2.950% due 11/21/24	100,000	96,533
3.850% due 08/05/32	100,000	93,172
6.200% due 06/01/36	50,000	55,268
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31	200,000	175,263
2.900% due 02/01/25	150,000	144,069
3.100% due 12/02/51	200,000	142,150
4.000% due 06/01/28	35,000	33,473
4.800% due 09/15/35	20,000	19,551
4.950% due 08/15/45	100,000	93,988
6.125% due 09/15/15	30,000	31,066
Carlisle Cos., Inc.
2.200% due 03/01/32	100,000	78,987
3.750% due 12/01/27	50,000	47,502
Carrier Global Corp.
2.242% due 02/15/25	35,000	33,122
2.493% due 02/15/27	35,000	31,918
2.722% due 02/15/30	50,000	43,077
3.377% due 04/05/40	15,000	11,526
3.577% due 04/05/50	450,000	333,074
Caterpillar Financial Services Corp.
0.800% due 11/13/25	60,000	54,335
0.900% due 03/02/26	200,000	179,944
3.400% due 05/13/25	100,000	96,878
4.350% due 05/15/26	302,000	297,435
Caterpillar, Inc.
2.600% due 04/09/30	500,000	444,214
3.250% due 09/19/49	100,000	78,850
3.803% due 08/15/42	100,000	87,663
CNH Industrial Capital LLC 1.450% due 07/15/26	100,000	88,454
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	32,919
CSX Corp.
3.250% due 06/01/27	250,000	235,480
3.400% due 08/01/24	200,000	195,338
4.100% due 11/15/32	100,000	94,671
4.500% due 03/15/49	65,000	58,297
4.650% due 03/01/68	45,000	40,372
5.500% due 04/15/41	75,000	76,048
Deere & Co.
2.875% due 09/07/49	15,000	11,282
3.900% due 06/09/42	100,000	90,801
Dover Corp. 5.375% due 03/01/41	50,000	49,122
Eagle Materials, Inc. 2.500% due 07/01/31	50,000	40,814
Eaton Corp.
4.000% due 11/02/32	100,000	94,243
4.150% due 03/15/33	55,000	52,274

	Principal Amount	Value
Emerson Electric Co.
0.875% due 10/15/26	$35,000	$30,874
2.200% due 12/21/31	100,000	82,763
3.150% due 06/01/25	100,000	95,919
FedEx Corp.
3.100% due 08/05/29	50,000	45,031
3.875% due 08/01/42	100,000	80,708
4.200% due 10/17/28	100,000	96,324
4.400% due 01/15/47	50,000	42,321
4.750% due 11/15/45	50,000	44,487
5.250% due 05/15/50	350,000	336,658
Flex Ltd.
3.750% due 02/01/26	50,000	47,555
4.750% due 06/15/25	50,000	48,841
4.875% due 06/15/29	25,000	23,926
Fortive Corp. 4.300% due 06/15/46	125,000	99,218
Fortune Brands Innovations, Inc. 5.875% due 06/01/33	125,000	125,226
GATX Corp.
3.250% due 03/30/25	100,000	94,985
4.550% due 11/07/28	25,000	23,839
5.450% due 09/15/33	100,000	98,467
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	350,000	331,040
General Dynamics Corp.
2.250% due 06/01/31	5,000	4,212
2.850% due 06/01/41	10,000	7,579
3.750% due 05/15/28	180,000	172,545
4.250% due 04/01/50	200,000	183,691
Honeywell International, Inc.
1.100% due 03/01/27	300,000	264,712
2.300% due 08/15/24	100,000	96,686
2.500% due 11/01/26	100,000	93,431
2.700% due 08/15/29	60,000	53,441
4.250% due 01/15/29	375,000	365,217
Hubbell, Inc. 3.350% due 03/01/26	50,000	47,593
Huntington Ingalls Industries, Inc. 2.043% due 08/16/28	50,000	42,020
IDEX Corp.
2.625% due 06/15/31	100,000	83,664
3.000% due 05/01/30	15,000	13,162
Illinois Tool Works, Inc. 4.875% due 09/15/41	100,000	99,173
Jabil, Inc.
1.700% due 04/15/26	65,000	58,187
3.950% due 01/12/28	55,000	51,401
John Deere Capital Corp.
0.625% due 09/10/24	70,000	66,169
1.300% due 10/13/26	250,000	222,194
1.750% due 03/09/27	50,000	44,913
2.000% due 06/17/31	100,000	82,332
2.350% due 03/08/27	50,000	45,813
2.650% due 06/10/26	100,000	94,258
2.800% due 09/08/27	50,000	46,366
3.400% due 09/11/25	50,000	48,138
3.450% due 03/13/25	50,000	48,600
3.900% due 06/07/32	20,000	18,904
4.150% due 09/15/27	100,000	97,629
4.800% due 01/09/26	65,000	64,789
Johnson Controls International PLC
3.625% due 07/02/24	40,000	39,216
3.900% due 02/14/26	19,000	18,281
4.500% due 02/15/47	40,000	34,899
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.750% due 09/15/30	15,000	12,113
4.900% due 12/01/32	40,000	39,658
Kennametal, Inc. 4.625% due 06/15/28	50,000	47,604

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Keysight Technologies, Inc. 4.550% due 10/30/24	$100,000	$98,347
L3Harris Technologies, Inc.
2.900% due 12/15/29	30,000	26,006
3.850% due 12/15/26	25,000	23,842
4.400% due 06/15/28	100,000	96,210
Lockheed Martin Corp.
3.550% due 01/15/26	50,000	48,515
3.600% due 03/01/35	25,000	22,369
3.800% due 03/01/45	20,000	16,874
3.900% due 06/15/32	45,000	42,423
4.150% due 06/15/53	385,000	339,429
4.450% due 05/15/28	70,000	69,057
4.500% due 05/15/36	20,000	19,322
4.700% due 05/15/46	44,000	42,353
4.750% due 02/15/34	250,000	249,543
6.150% due 09/01/36	100,000	110,902
Martin Marietta Materials, Inc.
2.500% due 03/15/30	65,000	54,978
3.450% due 06/01/27	21,000	19,770
Masco Corp.
2.000% due 02/15/31	100,000	78,950
3.500% due 11/15/27	100,000	93,521
Mohawk Industries, Inc. 3.625% due 05/15/30	50,000	45,175
Norfolk Southern Corp.
2.300% due 05/15/31	250,000	207,839
3.155% due 05/15/55	20,000	13,703
3.800% due 08/01/28	30,000	28,396
3.942% due 11/01/47	63,000	51,006
4.550% due 06/01/53	145,000	131,165
4.650% due 01/15/46	50,000	44,972
4.837% due 10/01/41	50,000	46,323
Northrop Grumman Corp.
3.250% due 01/15/28	350,000	326,644
3.850% due 04/15/45	100,000	81,607
4.700% due 03/15/33	60,000	58,918
nVent Finance SARL (United Kingdom) 2.750% due 11/15/31	50,000	39,912
Oshkosh Corp. 3.100% due 03/01/30	15,000	13,099
Otis Worldwide Corp.
2.056% due 04/05/25	20,000	18,859
2.293% due 04/05/27	20,000	18,156
3.112% due 02/15/40	50,000	38,667
3.362% due 02/15/50	30,000	22,067
Owens Corning 3.875% due 06/01/30	150,000	137,186
Packaging Corp. of America
3.400% due 12/15/27	35,000	32,653
3.650% due 09/15/24	100,000	97,972
Parker-Hannifin Corp.
3.250% due 06/14/29	300,000	273,064
4.000% due 06/14/49	20,000	16,686
6.250% due 05/15/38	100,000	107,290
Precision Castparts Corp.
3.250% due 06/15/25	50,000	48,323
4.375% due 06/15/45	50,000	44,685
Raytheon Technologies Corp.
2.250% due 07/01/30	100,000	84,416
3.030% due 03/15/52	250,000	176,012
3.125% due 07/01/50	100,000	72,528
3.500% due 03/15/27	200,000	190,223
3.750% due 11/01/46	50,000	40,342
3.950% due 08/16/25	25,000	24,505
4.125% due 11/16/28	60,000	57,828
4.350% due 04/15/47	200,000	177,501
4.450% due 11/16/38	20,000	18,415
4.500% due 06/01/42	300,000	276,341
4.625% due 11/16/48	35,000	32,696

	Principal Amount	Value
5.375% due 02/27/53	$100,000	$103,946
Regal Rexnord Corp. 6.050% due 04/15/28 ~	250,000	248,401
Republic Services, Inc.
3.200% due 03/15/25	100,000	96,266
3.375% due 11/15/27	120,000	112,970
3.950% due 05/15/28	100,000	95,965
Ryder System, Inc.
1.750% due 09/01/26	65,000	58,145
4.300% due 06/15/27	75,000	71,903
Snap-on, Inc. 3.100% due 05/01/50	35,000	25,950
Stanley Black & Decker, Inc.
2.750% due 11/15/50	50,000	29,771
4.250% due 11/15/28	100,000	95,378
6.272% due 03/06/26	100,000	100,930
Teledyne Technologies, Inc. 2.750% due 04/01/31	200,000	167,185
Textron, Inc.
3.650% due 03/15/27	100,000	93,767
4.000% due 03/15/26	25,000	24,159
Trane Technologies Financing Ltd. 5.250% due 03/03/33	45,000	45,578
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	94,276
Trimble, Inc. 4.900% due 06/15/28	50,000	48,832
Tyco Electronics Group SA
2.500% due 02/04/32	45,000	37,768
4.500% due 02/13/26	60,000	59,136
Union Pacific Corp.
2.375% due 05/20/31	40,000	33,862
2.750% due 03/01/26	25,000	23,660
2.891% due 04/06/36	125,000	99,816
2.973% due 09/16/62	25,000	16,315
3.000% due 04/15/27	100,000	94,119
3.200% due 05/20/41	370,000	291,301
3.250% due 08/15/25	50,000	48,102
3.350% due 08/15/46	50,000	37,268
3.550% due 05/20/61	100,000	73,790
3.600% due 09/15/37	20,000	17,089
3.750% due 07/15/25	50,000	48,560
3.799% due 04/06/71	30,000	22,944
4.750% due 02/21/26	125,000	124,211
4.950% due 05/15/53	200,000	199,287
United Parcel Service, Inc.
3.400% due 11/15/46	200,000	155,525
4.875% due 03/03/33	260,000	262,863
5.300% due 04/01/50	250,000	262,914
6.200% due 01/15/38	50,000	55,955
Vulcan Materials Co.
4.500% due 06/15/47	100,000	87,152
5.800% due 03/01/26	35,000	35,012
Waste Connections, Inc.
3.500% due 05/01/29	100,000	92,060
4.200% due 01/15/33	70,000	65,854
Waste Management, Inc.
0.750% due 11/15/25	206,000	186,015
2.950% due 06/01/41	35,000	25,987
3.150% due 11/15/27	100,000	93,729
4.625% due 02/15/33	200,000	196,068
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/28	100,000	96,400
WRKCo, Inc.
3.000% due 09/15/24	100,000	96,211
4.000% due 03/15/28	100,000	93,157
4.200% due 06/01/32	50,000	45,532
Xylem, Inc. 3.250% due 11/01/26	30,000	28,220

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
4.375% due 11/01/46	$25,000	$21,135

		22,169,488

Technology - 1.9%
Activision Blizzard, Inc.
1.350% due 09/15/30	35,000	28,018
2.500% due 09/15/50	100,000	64,393
3.400% due 09/15/26	50,000	47,588
Adobe, Inc. 1.900% due 02/01/25	230,000	218,710
Analog Devices, Inc.
2.100% due 10/01/31	60,000	49,688
2.800% due 10/01/41	50,000	37,173
2.950% due 10/01/51	55,000	38,905
3.450% due 06/15/27 ~	100,000	94,838
3.500% due 12/05/26	100,000	96,427
Apple, Inc.
0.700% due 02/08/26	400,000	360,719
1.125% due 05/11/25	65,000	60,586
1.400% due 08/05/28	100,000	86,372
1.650% due 05/11/30	410,000	345,464
1.650% due 02/08/31	200,000	165,856
1.700% due 08/05/31	100,000	82,624
1.800% due 09/11/24	100,000	96,219
2.050% due 09/11/26	100,000	92,193
2.200% due 09/11/29	100,000	87,803
2.550% due 08/20/60	250,000	165,169
2.650% due 05/11/50	100,000	69,682
2.650% due 02/08/51	450,000	311,107
2.700% due 08/05/51	100,000	69,747
2.850% due 08/05/61	100,000	68,151
2.950% due 09/11/49	65,000	48,393
3.000% due 11/13/27	100,000	94,285
3.250% due 02/23/26	570,000	549,146
3.350% due 02/09/27	200,000	192,161
3.750% due 09/12/47	75,000	64,888
3.750% due 11/13/47	50,000	43,327
3.850% due 08/04/46	35,000	30,835
4.250% due 02/09/47	100,000	95,451
4.300% due 05/10/33	250,000	248,782
4.500% due 02/23/36	50,000	50,884
4.650% due 02/23/46	445,000	439,315
Applied Materials, Inc.
1.750% due 06/01/30	30,000	24,995
3.900% due 10/01/25	35,000	34,237
4.350% due 04/01/47	45,000	42,053
5.100% due 10/01/35	35,000	35,497
Autodesk, Inc.
2.400% due 12/15/31	80,000	65,513
2.850% due 01/15/30	55,000	48,258
Broadcom, Inc.
2.450% due 02/15/31 ~	200,000	162,743
3.419% due 04/15/33 ~	250,000	209,180
3.459% due 09/15/26	26,000	24,578
3.500% due 02/15/41 ~	315,000	235,853
3.750% due 02/15/51 ~	140,000	103,095
4.110% due 09/15/28	211,000	199,487
4.150% due 04/15/32 ~	40,000	36,250
4.300% due 11/15/32	200,000	183,535
4.750% due 04/15/29	150,000	145,206
5.000% due 04/15/30	200,000	196,504
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	50,000	47,113
CDW LLC/CDW Finance Corp. 3.569% due 12/01/31	250,000	211,315
Dell International LLC/EMC Corp.
4.000% due 07/15/24	50,000	49,181
4.900% due 10/01/26	100,000	99,336
5.300% due 10/01/29	100,000	99,332
5.850% due 07/15/25	200,000	200,827

	Principal Amount	Value
6.020% due 06/15/26	$500,000	$508,435
8.100% due 07/15/36	27,000	31,610
8.350% due 07/15/46	13,000	15,958
Electronic Arts, Inc.
1.850% due 02/15/31	30,000	24,314
2.950% due 02/15/51	20,000	13,548
4.800% due 03/01/26	50,000	49,644
Fidelity National Information Services, Inc.
1.150% due 03/01/26	350,000	312,394
1.650% due 03/01/28	20,000	16,900
2.250% due 03/01/31	50,000	39,934
3.100% due 03/01/41	10,000	6,891
Fiserv, Inc.
2.250% due 06/01/27	100,000	89,854
2.650% due 06/01/30	100,000	85,282
2.750% due 07/01/24	100,000	97,050
3.200% due 07/01/26	25,000	23,467
3.500% due 07/01/29	245,000	223,744
3.850% due 06/01/25	100,000	96,651
4.400% due 07/01/49	40,000	33,829
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	24,109
Hewlett Packard Enterprise Co.
4.900% due 10/15/25	250,000	246,973
6.200% due 10/15/35	50,000	52,404
6.350% due 10/15/45	50,000	52,155
HP, Inc.
2.650% due 06/17/31	100,000	80,647
4.000% due 04/15/29	100,000	93,231
4.200% due 04/15/32	100,000	89,730
4.750% due 01/15/28	100,000	97,480
6.000% due 09/15/41	55,000	55,667
Intel Corp.
1.600% due 08/12/28	25,000	21,532
2.000% due 08/12/31	50,000	40,874
2.450% due 11/15/29	150,000	129,825
2.600% due 05/19/26	100,000	94,141
2.800% due 08/12/41	40,000	28,537
3.050% due 08/12/51	20,000	13,426
3.200% due 08/12/61	25,000	16,267
3.250% due 11/15/49	500,000	352,981
3.700% due 07/29/25	145,000	141,061
4.150% due 08/05/32	100,000	95,092
4.600% due 03/25/40	400,000	374,670
4.875% due 02/10/26	200,000	199,474
4.875% due 02/10/28	75,000	74,755
4.900% due 08/05/52	100,000	92,379
5.200% due 02/10/33	315,000	318,148
5.625% due 02/10/43	50,000	50,811
5.700% due 02/10/53	35,000	35,631
5.900% due 02/10/63	250,000	258,400
International Business Machines Corp.
2.850% due 05/15/40	100,000	73,413
3.300% due 05/15/26	300,000	286,067
3.500% due 05/15/29	170,000	156,991
4.150% due 05/15/39	100,000	87,943
4.250% due 05/15/49	300,000	255,472
4.750% due 02/06/33	200,000	196,304
5.100% due 02/06/53	200,000	192,791
5.600% due 11/30/39	26,000	26,723
Intuit, Inc. 1.650% due 07/15/30	15,000	12,177
KLA Corp.
4.650% due 07/15/32	60,000	59,816
4.950% due 07/15/52	100,000	98,578
Lam Research Corp.
4.000% due 03/15/29	55,000	53,110
4.875% due 03/15/49	25,000	24,227
Leidos, Inc.
2.300% due 02/15/31	55,000	43,373
5.750% due 03/15/33	45,000	44,727

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Micron Technology, Inc.
2.703% due 04/15/32	$20,000	$15,790
3.366% due 11/01/41	15,000	10,498
3.477% due 11/01/51	25,000	16,702
5.875% due 09/15/33	100,000	99,146
6.750% due 11/01/29	250,000	260,032
Microsoft Corp.
2.400% due 08/08/26	250,000	234,761
2.525% due 06/01/50	485,000	335,806
2.675% due 06/01/60	166,000	111,472
2.921% due 03/17/52	278,000	207,005
3.125% due 11/03/25	100,000	96,290
3.300% due 02/06/27	300,000	288,639
3.450% due 08/08/36	72,000	65,711
3.700% due 08/08/46	500,000	437,849
NVIDIA Corp.
2.000% due 06/15/31	100,000	83,815
2.850% due 04/01/30	250,000	226,885
3.500% due 04/01/50	200,000	162,763
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31	100,000	81,551
3.250% due 05/11/41	60,000	43,723
4.300% due 06/18/29	150,000	141,460
4.400% due 06/01/27	40,000	38,692
5.000% due 01/15/33	50,000	48,036
Oracle Corp.
1.650% due 03/25/26	545,000	494,791
2.300% due 03/25/28	70,000	61,815
2.800% due 04/01/27	500,000	459,821
2.875% due 03/25/31	75,000	64,050
2.950% due 05/15/25	150,000	143,125
3.250% due 11/15/27	350,000	324,867
3.600% due 04/01/40	500,000	387,030
3.650% due 03/25/41	80,000	61,687
3.850% due 07/15/36	50,000	41,762
3.850% due 04/01/60	300,000	211,630
3.900% due 05/15/35	105,000	90,666
3.950% due 03/25/51	120,000	90,803
4.000% due 07/15/46	250,000	192,314
4.100% due 03/25/61	95,000	70,192
4.300% due 07/08/34	100,000	90,855
4.375% due 05/15/55	200,000	160,070
6.125% due 07/08/39	100,000	103,250
6.250% due 11/09/32	200,000	212,384
6.500% due 04/15/38	100,000	106,514
Qorvo, Inc. 1.750% due 12/15/24 ~	30,000	27,926
QUALCOMM, Inc.
3.250% due 05/20/27	50,000	47,378
3.450% due 05/20/25	150,000	145,538
4.250% due 05/20/32	20,000	19,490
4.300% due 05/20/47	30,000	27,227
4.500% due 05/20/52	45,000	40,987
4.800% due 05/20/45	150,000	145,754
6.000% due 05/20/53	350,000	392,039
Roper Technologies, Inc.
1.750% due 02/15/31	200,000	158,748
2.350% due 09/15/24	15,000	14,391
3.800% due 12/15/26	30,000	28,709
4.200% due 09/15/28	95,000	91,200
Salesforce, Inc.
0.625% due 07/15/24	55,000	52,373
1.500% due 07/15/28	65,000	56,030
1.950% due 07/15/31	80,000	66,068
2.700% due 07/15/41	60,000	44,127
2.900% due 07/15/51	100,000	70,398
3.050% due 07/15/61	50,000	33,963
ServiceNow, Inc. 1.400% due 09/01/30	65,000	51,503

	Principal Amount	Value
Take-Two Interactive Software, Inc. 5.000% due 03/28/26	$250,000	$247,705
Texas Instruments, Inc.
1.375% due 03/12/25	250,000	234,881
4.150% due 05/15/48	100,000	90,935
4.900% due 03/14/33	60,000	61,498
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41	200,000	159,927
3.875% due 04/22/27	200,000	192,660
VMware, Inc.
2.200% due 08/15/31	250,000	196,548
3.900% due 08/21/27	30,000	28,461
Western Digital Corp.
2.850% due 02/01/29	30,000	23,998
3.100% due 02/01/32	55,000	40,784

		22,626,102

Utilities - 2.1%
AEP Texas, Inc.
3.450% due 05/15/51	35,000	24,958
4.700% due 05/15/32	100,000	95,853
5.400% due 06/01/33	145,000	144,346
AEP Transmission Co. LLC 4.250% due 09/15/48	35,000	30,158
AES Corp.
1.375% due 01/15/26	75,000	67,033
2.450% due 01/15/31	100,000	80,887
Alabama Power Co.
3.125% due 07/15/51	100,000	69,332
4.150% due 08/15/44	90,000	75,132
4.300% due 07/15/48	15,000	12,805
Ameren Illinois Co.
3.250% due 03/01/25	50,000	48,336
3.800% due 05/15/28	50,000	47,673
3.850% due 09/01/32	50,000	45,974
4.150% due 03/15/46	50,000	42,250
American Electric Power Co., Inc.
1.000% due 11/01/25	30,000	27,101
5.950% due 11/01/32	100,000	104,344
American Water Capital Corp.
2.300% due 06/01/31	50,000	41,543
2.950% due 09/01/27	35,000	32,314
3.250% due 06/01/51	50,000	36,406
3.450% due 06/01/29	100,000	92,921
3.750% due 09/01/47	50,000	39,645
4.300% due 12/01/42	100,000	88,272
4.450% due 06/01/32	75,000	72,680
Appalachian Power Co.
3.700% due 05/01/50	150,000	113,341
7.000% due 04/01/38	150,000	169,006
Arizona Public Service Co.
2.200% due 12/15/31	65,000	50,878
2.950% due 09/15/27	50,000	45,416
4.500% due 04/01/42	100,000	85,751
Atmos Energy Corp.
2.625% due 09/15/29	150,000	132,000
3.000% due 06/15/27	30,000	28,032
4.150% due 01/15/43	64,000	55,389
4.300% due 10/01/48	50,000	43,548
Avangrid, Inc. 3.150% due 12/01/24	50,000	47,984
Baltimore Gas and Electric Co.
2.900% due 06/15/50	30,000	20,109
3.200% due 09/15/49	70,000	50,923
3.750% due 08/15/47	50,000	39,156
Berkshire Hathaway Energy Co.
3.250% due 04/15/28	30,000	27,641
3.800% due 07/15/48	25,000	19,367
4.250% due 10/15/50	200,000	162,489
4.450% due 01/15/49	50,000	42,236
4.600% due 05/01/53	250,000	214,509
6.125% due 04/01/36	99,000	103,377

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Black Hills Corp.
3.150% due 01/15/27	$50,000	$46,377
4.350% due 05/01/33	30,000	26,746
5.950% due 03/15/28	100,000	101,250
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31	55,000	46,250
2.400% due 09/01/26	50,000	45,996
3.000% due 02/01/27	50,000	46,759
3.350% due 04/01/51	85,000	63,560
CenterPoint Energy Resources Corp.
4.000% due 04/01/28	100,000	95,474
5.250% due 03/01/28	200,000	200,076
Commonwealth Edison Co.
3.150% due 03/15/32	35,000	30,784
3.700% due 08/15/28	20,000	18,890
3.750% due 08/15/47	50,000	39,647
3.800% due 10/01/42	100,000	83,058
4.900% due 02/01/33	45,000	44,836
Connecticut Light & Power Co.
0.750% due 12/01/25	150,000	134,390
4.150% due 06/01/45	25,000	21,328
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31	50,000	41,653
3.600% due 06/15/61	50,000	36,365
3.950% due 03/01/43	100,000	81,678
3.950% due 04/01/50	250,000	204,774
4.000% due 12/01/28	100,000	95,511
4.125% due 05/15/49	50,000	41,074
4.300% due 12/01/56	50,000	40,669
4.500% due 12/01/45	100,000	87,318
6.150% due 11/15/52	70,000	77,096
Constellation Energy Generation LLC 5.600% due 03/01/28	155,000	156,306
Consumers Energy Co.
3.250% due 08/15/46	50,000	36,969
3.600% due 08/15/32	65,000	58,670
3.800% due 11/15/28	100,000	94,506
4.350% due 04/15/49	100,000	88,009
Dominion Energy, Inc.
1.450% due 04/15/26	40,000	35,937
2.250% due 08/15/31	45,000	36,285
2.850% due 08/15/26	30,000	27,736
3.071% due 08/15/24	70,000	67,635
3.300% due 04/15/41	30,000	22,322
3.375% due 04/01/30	350,000	313,411
4.250% due 06/01/28	50,000	47,737
4.700% due 12/01/44	100,000	86,660
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43	100,000	91,089
5.300% due 05/15/33	50,000	50,500
5.450% due 02/01/41	50,000	49,847
DTE Electric Co.
2.250% due 03/01/30	50,000	42,744
2.950% due 03/01/50	50,000	34,083
3.000% due 03/01/32	150,000	129,302
3.375% due 03/01/25	50,000	48,451
3.650% due 03/01/52	55,000	42,938
DTE Energy Co.
4.220% due 11/01/24	75,000	73,354
4.875% due 06/01/28	465,000	455,208
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	157,824
4.950% due 01/15/33	215,000	213,517
5.350% due 01/15/53	100,000	101,453
6.050% due 04/15/38	110,000	116,345
6.100% due 06/01/37	25,000	26,270
Duke Energy Corp.
2.450% due 06/01/30	160,000	134,522
2.550% due 06/15/31	100,000	82,468
3.150% due 08/15/27	50,000	46,202

	Principal Amount	Value
3.300% due 06/15/41	$100,000	$73,799
3.500% due 06/15/51	100,000	72,569
3.950% due 08/15/47	50,000	38,908
4.200% due 06/15/49	65,000	52,813
4.500% due 08/15/32	180,000	169,764
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	203,651
2.500% due 12/01/29	50,000	43,218
5.950% due 11/15/52	40,000	43,659
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	38,412
3.250% due 10/01/49	50,000	35,888
3.750% due 05/15/46	50,000	38,917
4.900% due 07/15/43	100,000	95,426
5.400% due 04/01/53	200,000	201,913
Duke Energy Ohio, Inc. 2.125% due 06/01/30	35,000	29,072
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	94,549
Edison International
4.700% due 08/15/25	200,000	195,442
5.750% due 06/15/27	10,000	10,007
El Paso Electric Co. 5.000% due 12/01/44	50,000	44,369
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	33,116
4.750% due 06/15/46	200,000	162,536
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	48,109
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	47,894
4.200% due 04/01/49	50,000	42,000
Entergy Corp.
0.900% due 09/15/25	150,000	134,777
2.800% due 06/15/30	100,000	84,889
2.950% due 09/01/26	30,000	27,719
Entergy Louisiana LLC
2.350% due 06/15/32	100,000	80,312
3.100% due 06/15/41	400,000	301,651
3.250% due 04/01/28	50,000	46,033
4.200% due 09/01/48	50,000	41,898
4.950% due 01/15/45	40,000	37,041
5.590% due 10/01/24	50,000	49,859
Essential Utilities, Inc.
2.400% due 05/01/31	100,000	81,263
5.300% due 05/01/52	25,000	23,605
Evergy Kansas Central, Inc.
3.100% due 04/01/27	50,000	46,717
4.100% due 04/01/43	100,000	83,237
5.700% due 03/15/53	65,000	67,057
Evergy Metro, Inc. 3.650% due 08/15/25	50,000	48,004
Eversource Energy
2.900% due 10/01/24	50,000	48,144
2.900% due 03/01/27	100,000	92,202
3.300% due 01/15/28	100,000	92,154
3.375% due 03/01/32	100,000	87,255
4.250% due 04/01/29	25,000	23,841
4.750% due 05/15/26	100,000	98,064
Exelon Corp.
3.950% due 06/15/25	100,000	96,743
4.050% due 04/15/30	300,000	280,685
4.100% due 03/15/52	350,000	282,765
4.450% due 04/15/46	100,000	85,041
4.950% due 06/15/35	35,000	33,608
5.100% due 06/15/45	35,000	32,461
Florida Power & Light Co.
2.850% due 04/01/25	350,000	336,381
2.875% due 12/04/51	300,000	207,769
3.700% due 12/01/47	200,000	162,524

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
4.950% due 06/01/35	$100,000	$99,703
5.100% due 04/01/33	65,000	65,986
5.690% due 03/01/40	35,000	36,827
5.950% due 02/01/38	125,000	134,950
Georgia Power Co.
4.300% due 03/15/42	100,000	86,334
4.700% due 05/15/32	100,000	96,752
4.950% due 05/17/33	250,000	246,904
5.125% due 05/15/52	100,000	97,317
Indiana Michigan Power Co.
3.250% due 05/01/51	60,000	41,878
4.250% due 08/15/48	25,000	21,094
Interstate Power & Light Co. 3.500% due 09/30/49	25,000	18,274
ITC Holdings Corp. 3.350% due 11/15/27	50,000	46,710
Kentucky Utilities Co. 4.375% due 10/01/45	40,000	33,633
Louisville Gas & Electric Co. 4.250% due 04/01/49	35,000	29,190
MidAmerican Energy Co.
3.650% due 08/01/48	100,000	77,144
6.750% due 12/30/31	100,000	111,599
Mississippi Power Co. 3.950% due 03/30/28	25,000	23,534
National Fuel Gas Co. 3.950% due 09/15/27	50,000	45,988
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31	100,000	76,380
1.650% due 06/15/31	200,000	155,539
4.023% due 11/01/32	100,000	92,020
5.450% due 10/30/25	100,000	100,083
8.000% due 03/01/32	50,000	58,578
Nevada Power Co. 5.900% due 05/01/53	250,000	260,911
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30	80,000	66,627
4.800% due 12/01/77	100,000	88,005
5.050% due 02/28/33	200,000	197,019
5.650% due 05/01/79	100,000	92,997
6.051% due 03/01/25	250,000	251,052
NiSource, Inc.
0.950% due 08/15/25	200,000	182,477
3.490% due 05/15/27	50,000	47,083
3.950% due 03/30/48	50,000	40,220
4.800% due 02/15/44	100,000	90,870
5.250% due 02/15/43	100,000	95,805
Northern States Power Co.
2.600% due 06/01/51	50,000	32,121
4.500% due 06/01/52	75,000	67,658
Oglethorpe Power Corp. 5.050% due 10/01/48	100,000	88,385
Ohio Edison Co. 6.875% due 07/15/36	150,000	165,628
Ohio Power Co. 1.625% due 01/15/31	65,000	51,298
Oklahoma Gas & Electric Co.
3.850% due 08/15/47	50,000	39,054
5.400% due 01/15/33	70,000	71,183
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25	70,000	63,307
3.700% due 11/15/28	100,000	94,526
3.800% due 09/30/47	50,000	40,897
4.150% due 06/01/32	40,000	38,030
5.300% due 06/01/42	100,000	102,768
Pacific Gas and Electric Co.
2.500% due 02/01/31	100,000	78,367
3.300% due 08/01/40	250,000	168,763
3.450% due 07/01/25	400,000	377,863

	Principal Amount	Value
3.500% due 08/01/50	$45,000	$28,686
4.400% due 03/01/32	100,000	86,741
4.500% due 07/01/40	300,000	233,617
4.550% due 07/01/30	300,000	271,733
4.950% due 07/01/50	200,000	157,347
6.150% due 01/15/33	45,000	44,037
6.400% due 06/15/33	200,000	199,045
6.700% due 04/01/53	105,000	103,186
6.750% due 01/15/53	100,000	98,814
PacifiCorp
2.900% due 06/15/52	80,000	49,978
3.500% due 06/15/29	35,000	31,377
4.125% due 01/15/49	70,000	54,364
5.350% due 12/01/53	300,000	274,375
PECO Energy Co.
2.800% due 06/15/50	45,000	29,852
3.000% due 09/15/49	55,000	38,381
3.150% due 10/15/25	50,000	47,835
3.900% due 03/01/48	60,000	49,448
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50	225,000	154,649
4.650% due 08/01/43	35,000	30,900
PPL Electric Utilities Corp.
3.000% due 10/01/49	70,000	49,610
4.150% due 10/01/45	25,000	21,459
4.150% due 06/15/48	100,000	86,210
4.750% due 07/15/43	50,000	46,488
Progress Energy, Inc. 7.750% due 03/01/31	100,000	113,476
Public Service Co. of Colorado
1.875% due 06/15/31	200,000	159,632
2.700% due 01/15/51	100,000	63,435
3.700% due 06/15/28	50,000	47,500
3.800% due 06/15/47	50,000	39,370
5.250% due 04/01/53	115,000	110,596
Public Service Co. of New Hampshire 2.200% due 06/15/31	30,000	24,887
Public Service Co. of Oklahoma 2.200% due 08/15/31	100,000	80,947
Public Service Electric & Gas Co. 3.100% due 03/15/32	100,000	87,491
Public Service Electric and Gas Co.
0.950% due 03/15/26	100,000	90,272
2.050% due 08/01/50	100,000	59,026
3.000% due 03/01/51	100,000	70,706
3.200% due 08/01/49	60,000	44,469
4.050% due 05/01/48	25,000	21,339
Public Service Enterprise Group, Inc. 2.450% due 11/15/31	100,000	80,926
Puget Energy, Inc.
3.650% due 05/15/25	100,000	95,672
4.224% due 03/15/32	70,000	62,985
Puget Sound Energy, Inc.
2.893% due 09/15/51	55,000	36,397
5.795% due 03/15/40	25,000	25,458
San Diego Gas & Electric Co.
1.700% due 10/01/30	95,000	76,055
3.750% due 06/01/47	50,000	39,071
4.100% due 06/15/49	100,000	82,287
4.150% due 05/15/48	25,000	20,898
Sempra Energy
3.400% due 02/01/28	65,000	59,882
3.800% due 02/01/38	100,000	82,969
4.125% due 04/01/52	300,000	243,089
Southern California Edison Co.
2.250% due 06/01/30	120,000	100,445
2.850% due 08/01/29	75,000	65,605
2.950% due 02/01/51	320,000	210,006
3.650% due 03/01/28	50,000	46,705
3.650% due 02/01/50	70,000	52,165

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.700% due 08/01/25	$30,000	$28,891
3.900% due 03/15/43	50,000	39,834
4.125% due 03/01/48	10,000	8,127
4.500% due 09/01/40	50,000	43,687
5.300% due 03/01/28	200,000	200,155
5.875% due 12/01/53	300,000	306,272
Southern California Gas Co.
2.600% due 06/15/26	50,000	46,625
5.200% due 06/01/33	200,000	197,462
Southern Co.
4.000% due 01/15/51	350,000	324,562
4.250% due 07/01/36	30,000	26,750
4.400% due 07/01/46	450,000	385,503
5.700% due 10/15/32	65,000	67,322
Southwest Gas Corp.
3.800% due 09/29/46	50,000	36,347
4.050% due 03/15/32	60,000	54,072
Southwestern Electric Power Co.
3.250% due 11/01/51	200,000	134,507
3.900% due 04/01/45	50,000	38,303
4.100% due 09/15/28	50,000	47,463
6.200% due 03/15/40	50,000	51,319
Southwestern Public Service Co. 3.750% due 06/15/49	100,000	76,849
Spire Missouri, Inc. 4.800% due 02/15/33	60,000	59,068
Tampa Electric Co.
4.300% due 06/15/48	50,000	41,848
4.450% due 06/15/49	50,000	42,508
Tucson Electric Power Co.
3.050% due 03/15/25	50,000	47,853
4.850% due 12/01/48	100,000	88,822
Union Electric Co.
2.625% due 03/15/51	200,000	128,563
3.900% due 04/01/52	30,000	24,527
8.450% due 03/15/39	100,000	130,963
Virginia Electric & Power Co.
2.300% due 11/15/31	100,000	81,220
2.400% due 03/30/32	50,000	40,814
2.950% due 11/15/26	50,000	46,378
3.150% due 01/15/26	35,000	33,369
3.750% due 05/15/27	80,000	76,672
3.800% due 09/15/47	50,000	39,183
4.000% due 11/15/46	20,000	15,977
5.000% due 04/01/33	200,000	197,782
8.875% due 11/15/38	25,000	33,276
Washington Gas Light Co. 3.650% due 09/15/49	25,000	18,694
WEC Energy Group, Inc.
2.200% due 12/15/28	100,000	86,116
4.750% due 01/09/26	250,000	246,346
4.750% due 01/15/28	50,000	48,905
Wisconsin Electric Power Co. 4.300% due 10/15/48	10,000	8,639
Wisconsin Power & Light Co.
3.050% due 10/15/27	100,000	93,010
4.950% due 04/01/33	90,000	89,100
Xcel Energy, Inc.
4.000% due 06/15/28	50,000	47,622
4.600% due 06/01/32	35,000	33,073

		25,606,306

Total Corporate Bonds & Notes (Cost $351,805,152)		314,237,528

MORTGAGE-BACKED SECURITIES - 28.6%
Collateralized Mortgage Obligations - Commercial - 1.7%
Bank
1.844% due 03/15/63	131,250	104,104
1.997% due 11/15/53	250,000	193,829

	Principal Amount	Value
2.470% due 09/15/64	$500,000	$407,425
2.649% due 01/15/63	200,000	169,213
2.920% due 12/15/52	200,000	173,299
3.175% due 09/15/60	200,000	182,049
3.625% due 05/15/50	500,000	459,290
BBCMS Mortgage Trust
2.299% due 02/15/54	300,000	243,890
2.639% due 02/15/53	200,000	169,883
3.662% due 04/15/55 §	300,000	265,757
Benchmark Mortgage Trust due 07/15/55 #	181,000	186,202
1.850% due 09/15/53	250,000	194,088
1.925% due 07/15/53	197,917	154,891
2.576% due 11/15/54	350,000	284,571
2.577% due 04/15/54	200,000	159,399
2.732% due 02/15/53	200,000	169,695
4.121% due 07/15/51 §	200,000	186,511
CD Mortgage Trust 3.456% due 11/13/50	175,000	158,701
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	285,194	274,913
3.778% due 09/10/58	600,000	566,544
Commercial Mortgage Trust 4.228% due 05/10/51	400,000	373,963
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	541,300
Fannie Mae - Aces
1.270% due 07/25/30	200,000	161,149
1.513% due 02/25/31 §	245,000	196,589
1.725% due 10/25/31 §	250,000	201,124
1.744% due 11/25/32 §	500,000	395,582
1.821% due 02/25/30	47,692	40,506
2.723% due 10/25/24	132,665	127,284
2.980% due 08/25/29	499,013	458,264
3.003% due 01/25/28 §	473,662	439,122
3.061% due 05/25/27 §	166,237	156,268
3.086% due 12/25/27 §	133,519	125,053
3.758% due 08/25/30 §	300,000	283,105
Freddie Mac Multifamily Structured Pass-Through Certificates
1.350% due 05/25/30	575,000	468,467
1.406% due 08/25/30	250,000	202,852
1.477% due 04/25/30	107,143	88,349
1.517% due 03/25/30	222,222	184,218
1.547% due 10/25/30	200,000	163,176
1.558% due 04/25/30	140,000	115,954
1.621% due 12/25/30	186,667	152,771
1.872% due 01/25/30	166,667	141,729
1.940% due 02/25/35	352,000	269,585
2.020% due 03/25/31	250,000	210,168
2.361% due 10/25/36	250,000	192,715
2.524% due 10/25/29	200,000	177,987
2.673% due 03/25/26 - 09/25/29	800,000	745,046
2.745% due 01/25/26	400,000	378,535
2.862% due 05/25/26	493,540	467,002
3.171% due 10/25/24	850,000	825,225
3.208% due 02/25/26	375,000	359,900
3.303% due 11/25/27 §	609,000	576,880
3.422% due 02/25/29	196,721	185,812
3.800% due 10/25/32 §	350,000	332,352
3.926% due 06/25/28	100,000	97,225
3.990% due 08/25/33 §	42,000	39,961
4.200% due 05/25/33	484,691	475,093
4.430% due 04/25/60 §	70,370	70,186
GS Mortgage Securities Trust 3.734% due 11/10/48	1,000,000	941,567
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	538,036
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	242,354
Morgan Stanley Bank of America Merrill Lynch Trust
3.720% due 12/15/49	570,000	533,134
3.753% due 12/15/47	700,000	661,301

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust
2.728% due 05/15/54	$250,000	$207,231
3.596% due 12/15/49	400,000	369,844
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54	250,000	204,156
2.652% due 08/15/49	350,000	316,956
2.925% due 04/15/50	300,000	284,119
3.453% due 07/15/50	500,000	458,775
4.184% due 06/15/51	200,000	187,580

		20,069,804

Fannie Mae - 13.8%
due 07/18/38 #	1,175,000	1,116,675
due 07/01/53 - 07/13/53 #	9,825,000	9,410,612
1.500% due 12/01/35 - 11/01/51	12,983,337	10,626,153
2.000% due 11/01/35 - 04/01/52	62,107,989	51,526,025
2.500% due 10/01/27 - 04/01/52	35,487,047	30,614,358
3.000% due 02/01/27 - 05/01/52	23,414,220	20,998,108
3.500% due 10/01/25 - 07/01/52	14,211,593	13,183,810
3.940% (USD LIBOR + 1.690%) due 08/01/39 §	2,325	2,315
4.000% due 04/01/24 - 05/01/53	12,363,914	11,754,035
4.500% due 05/01/24 - 03/01/53	7,402,496	7,181,854
5.000% due 09/01/23 - 06/01/53	2,278,767	2,262,505
5.246% (USD LIBOR + 1.695%) due 06/01/38 §	743	723
5.500% due 11/01/33 - 05/01/53	3,106,879	3,114,309
6.000% due 09/01/34 - 05/01/53	3,303,559	3,340,477
6.500% due 09/01/36 - 07/01/38	39,457	40,459

		165,172,418

Freddie Mac - 7.1%
1.500% due 02/01/37 - 05/01/51	5,285,552	4,346,057
2.000% due 09/01/35 - 03/01/52	27,682,613	23,112,407
2.500% due 08/01/28 - 04/01/52	27,598,754	23,714,584
3.000% due 09/01/26 - 08/01/52	12,102,725	10,886,125
3.500% due 03/01/26 - 09/01/52	8,877,927	8,239,642
4.000% due 02/01/25 - 01/01/53	4,981,186	4,735,027
4.500% due 08/01/24 - 05/01/53	4,596,281	4,454,047
5.000% due 12/01/31 - 02/01/53	4,382,388	4,316,155
5.500% due 04/01/34 - 12/01/52	419,990	428,045
6.000% due 04/01/36 - 05/01/40	337,206	351,424
6.500% due 08/01/37 - 04/01/39	27,218	28,264

		84,611,777

Government National Mortgage Association - 6.0%
due 07/01/53 - 07/20/53 #	5,650,000	5,408,676
2.000% due 10/20/50 - 05/20/52	17,234,046	14,520,607
2.500% due 01/20/43 - 05/20/52	17,623,255	15,306,884
3.000% due 08/20/42 - 06/20/52	12,729,093	11,485,078
3.500% due 10/15/41 - 10/20/52	10,057,011	9,390,276
4.000% due 06/15/39 - 11/20/52	5,470,475	5,238,590
4.500% due 02/15/39 - 03/20/53	5,164,883	5,018,843
5.000% due 05/15/36 - 05/20/53	2,638,184	2,609,055
5.500% due 04/15/37 - 05/20/53	1,604,445	1,603,450
6.000% due 01/15/38 - 12/20/52	731,333	739,088
6.500% due 10/15/38 - 02/15/39	18,064	18,578

		71,339,125

Total Mortgage-Backed Securities (Cost $383,689,733)		341,193,124

ASSET-BACKED SECURITIES - 0.4%
American Express Credit Account Master Trust
0.900% due 11/15/26	109,000	102,359
3.750% due 08/15/27	350,000	339,563
Americredit Automobile Receivables Trust 5.620% due 11/18/27	97,000	96,407
Capital One Multi-Asset Execution Trust
1.040% due 11/15/26	350,000	329,485
4.420% due 05/15/28	237,000	233,119
Capital One Prime Auto Receivables Trust 4.870% due 02/15/28	175,000	173,266

	Principal Amount	Value
CarMax Auto Owner Trust 4.750% due 10/15/27	$180,000	$177,577
Chase Issuance Trust 3.970% due 09/15/27	180,000	175,488
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	275,134
Discover Card Execution Note Trust
1.030% due 09/15/28	272,000	239,557
5.030% due 10/15/27	100,000	99,564
GM Financial Automobile Leasing Trust 5.050% due 07/20/26	90,000	89,320
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/28	250,000	245,754
4.660% due 02/16/28	55,000	54,316
Harley-Davidson Motorcycle Trust 5.050% due 12/15/27	300,000	297,603
Honda Auto Receivables Owner Trust 5.040% due 04/21/27	67,000	66,608
John Deere Owner Trust 5.180% due 03/15/28	83,000	82,956
Santander Drive Auto Receivables Trust 3.760% due 07/16/29	300,000	285,334
Synchrony Card Funding LLC 3.370% due 04/15/28	180,000	173,671
Verizon Master Trust 0.500% due 05/20/27	350,000	334,238
VERIZON MASTER Trust 5.160% due 06/20/29	125,000	124,801
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/28	100,000	99,716
World Omni Auto Receivables Trust 0.840% due 09/15/27	272,000	246,994

Total Asset-Backed Securities (Cost $4,495,630)		4,342,830

U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae
0.375% due 08/25/25	95,000	86,463
0.500% due 11/07/25	1,115,000	1,010,774
0.625% due 04/22/25	430,000	397,740
0.750% due 10/08/27	300,000	260,398
0.875% due 08/05/30	500,000	402,190
2.625% due 09/06/24	960,000	931,648
5.625% due 07/15/37	100,000	114,750
6.625% due 11/15/30	500,000	580,475
7.125% due 01/15/30	525,000	616,951
Federal Farm Credit Banks Funding Corp. 3.375% due 08/26/24	1,000,000	977,577
Federal Home Loan Bank
0.375% due 09/04/25	475,000	432,798
0.500% due 04/14/25	500,000	462,678
1.250% due 12/21/26	300,000	269,928
5.500% due 07/15/36	100,000	112,932
Federal Home Loan Banks
3.250% due 11/16/28	1,000,000	956,137
4.500% due 10/03/24	750,000	742,268
4.625% due 06/06/25	225,000	223,427
Freddie Mac
0.375% due 07/21/25	680,000	620,548
0.375% due 09/23/25	825,000	748,739
1.500% due 02/12/25	1,250,000	1,180,151
6.250% due 07/15/32	475,000	552,174
Tennessee Valley Authority
3.500% due 12/15/42	100,000	83,892
3.875% due 03/15/28	318,000	313,011
4.250% due 09/15/65	200,000	179,671
5.250% due 09/15/39	25,000	26,543

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
5.375% due 04/01/56	$50,000	$55,149
6.750% due 11/01/25	150,000	157,591
7.125% due 05/01/30	50,000	58,263

Total U.S. Government Agency Issues (Cost $13,290,943)		12,554,866

U.S. TREASURY OBLIGATIONS - 40.8%
U.S. Treasury Bonds - 8.4%
1.125% due 05/15/40	1,750,000	1,135,859
1.125% due 08/15/40	3,700,000	2,382,020
1.250% due 05/15/50	3,350,000	1,885,618
1.375% due 11/15/40	4,500,000	3,014,297
1.375% due 08/15/50	3,600,000	2,093,977
1.625% due 11/15/50	3,100,000	1,926,904
1.750% due 08/15/41	4,750,000	3,340,586
1.875% due 02/15/41	3,100,000	2,253,676
1.875% due 02/15/51	3,100,000	2,054,234
1.875% due 11/15/51	2,900,000	1,915,586
2.000% due 11/15/41	4,500,000	3,297,129
2.000% due 02/15/50	2,250,000	1,543,667
2.000% due 08/15/51	4,200,000	2,864,531
2.250% due 05/15/41	1,200,000	925,148
2.250% due 08/15/46	2,150,000	1,571,978
2.250% due 08/15/49	2,850,000	2,072,484
2.250% due 02/15/52	2,700,000	1,952,332
2.375% due 02/15/42	3,250,000	2,531,826
2.375% due 11/15/49	1,950,000	1,457,282
2.375% due 05/15/51	3,500,000	2,603,945
2.500% due 02/15/45	2,800,000	2,169,289
2.500% due 02/15/46	2,600,000	2,002,965
2.500% due 05/15/46	1,000,000	769,688
2.750% due 08/15/42	450,000	371,030
2.750% due 11/15/42	1,850,000	1,522,854
2.750% due 11/15/47	2,500,000	2,012,695
2.875% due 08/15/45	1,000,000	825,820
2.875% due 05/15/49	1,275,000	1,054,764
2.875% due 05/15/52	2,750,000	2,280,244
3.000% due 05/15/42	1,075,000	924,668
3.000% due 05/15/45	1,500,000	1,267,881
3.000% due 11/15/45	1,900,000	1,603,496
3.000% due 02/15/47	500,000	421,328
3.000% due 05/15/47	1,700,000	1,432,748
3.000% due 02/15/48	2,000,000	1,687,500
3.000% due 08/15/48	1,500,000	1,266,475
3.000% due 02/15/49	2,000,000	1,692,695
3.000% due 08/15/52	2,000,000	1,701,250
3.125% due 11/15/41	975,000	859,143
3.125% due 02/15/43	1,000,000	872,656
3.125% due 08/15/44	600,000	519,516
3.125% due 05/15/48	2,700,000	2,330,912
3.250% due 05/15/42	1,000,000	892,852
3.375% due 08/15/42	3,000,000	2,724,492
3.625% due 08/15/43	1,525,000	1,432,189
3.625% due 02/15/44	500,000	468,731
3.625% due 02/15/53	3,350,000	3,216,000
3.625% due 05/15/53	2,500,000	2,403,125
3.750% due 08/15/41	1,300,000	1,256,303
3.750% due 11/15/43	1,000,000	956,270
3.875% due 02/15/43	750,000	731,484
3.875% due 05/15/43	2,500,000	2,439,844
4.000% due 11/15/52	2,200,000	2,260,500
4.250% due 11/15/40	750,000	780,483
4.375% due 05/15/40	1,025,000	1,083,797
4.375% due 05/15/41	775,000	816,066
4.500% due 02/15/36	1,750,000	1,890,308
4.500% due 05/15/38	500,000	538,975
4.500% due 08/15/39	700,000	752,992

	Principal Amount	Value
4.750% due 02/15/41	$1,350,000	$1,491,249
5.375% due 02/15/31	1,100,000	1,205,574
6.250% due 05/15/30	1,050,000	1,191,668

		100,945,598

U.S. Treasury Notes - 32.4%
0.250% due 05/31/25	2,750,000	2,517,109
0.250% due 06/30/25	3,500,000	3,197,168
0.250% due 07/31/25	5,000,000	4,550,879
0.250% due 08/31/25	3,500,000	3,176,250
0.250% due 09/30/25	4,200,000	3,805,020
0.250% due 10/31/25	6,000,000	5,416,406
0.375% due 07/15/24	5,000,000	4,748,871
0.375% due 04/30/25	3,000,000	2,760,820
0.375% due 11/30/25	2,500,000	2,257,178
0.375% due 12/31/25	3,500,000	3,155,537
0.375% due 01/31/26	4,000,000	3,592,109
0.500% due 03/31/25	3,000,000	2,775,527
0.500% due 02/28/26	3,500,000	3,144,805
0.500% due 05/31/27	3,500,000	3,026,748
0.500% due 06/30/27	1,000,000	862,363
0.500% due 08/31/27	2,500,000	2,145,264
0.500% due 10/31/27	2,000,000	1,707,500
0.625% due 10/15/24	2,750,000	2,591,499
0.625% due 07/31/26	3,250,000	2,896,055
0.625% due 12/31/27	5,000,000	4,273,535
0.625% due 05/15/30	3,350,000	2,684,580
0.625% due 08/15/30	3,400,000	2,709,508
0.750% due 11/15/24	3,500,000	3,292,598
0.750% due 03/31/26	2,500,000	2,260,059
0.750% due 04/30/26	2,500,000	2,251,660
0.750% due 05/31/26	3,000,000	2,695,371
0.750% due 08/31/26	3,000,000	2,676,152
0.750% due 01/31/28	2,500,000	2,144,971
0.875% due 06/30/26	4,500,000	4,055,537
0.875% due 09/30/26	2,950,000	2,639,904
0.875% due 11/15/30	4,250,000	3,440,342
1.000% due 12/15/24	2,000,000	1,882,656
1.000% due 07/31/28	2,000,000	1,715,703
1.125% due 01/15/25	3,000,000	2,821,758
1.125% due 02/28/25	3,500,000	3,281,250
1.125% due 10/31/26	5,000,000	4,497,070
1.125% due 02/28/27	750,000	669,419
1.125% due 02/29/28	2,750,000	2,397,173
1.125% due 08/31/28	2,750,000	2,370,049
1.125% due 02/15/31	3,500,000	2,879,160
1.250% due 08/31/24	3,250,000	3,100,513
1.250% due 11/30/26	5,000,000	4,505,957
1.250% due 12/31/26	3,500,000	3,150,752
1.250% due 03/31/28	4,000,000	3,501,641
1.250% due 04/30/28	2,500,000	2,184,521
1.250% due 05/31/28	3,000,000	2,617,500
1.250% due 06/30/28	1,500,000	1,306,055
1.250% due 09/30/28	3,000,000	2,597,695
1.250% due 08/15/31	5,500,000	4,515,049
1.375% due 01/31/25	4,000,000	3,773,125
1.375% due 08/31/26	3,500,000	3,185,479
1.375% due 10/31/28	5,000,000	4,351,270
1.375% due 12/31/28	2,400,000	2,082,281
1.375% due 11/15/31	7,500,000	6,186,182
1.500% due 09/30/24	3,000,000	2,863,008
1.500% due 10/31/24	2,000,000	1,903,437
1.500% due 02/15/25	2,000,000	1,888,086
1.500% due 08/15/26	3,200,000	2,925,625
1.500% due 01/31/27	3,500,000	3,171,055
1.500% due 11/30/28	2,500,000	2,187,354
1.500% due 02/15/30	3,250,000	2,784,463
1.625% due 02/15/26	1,900,000	1,761,211
1.625% due 05/15/26	1,300,000	1,199,758

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
1.625% due 10/31/26	$5,500,000	$5,031,103
1.625% due 08/15/29	2,000,000	1,744,609
1.625% due 05/15/31	6,000,000	5,100,469
1.750% due 12/31/24	1,600,000	1,521,437
1.750% due 03/15/25	1,500,000	1,419,199
1.750% due 12/31/26	2,500,000	2,290,283
1.750% due 01/31/29	1,500,000	1,326,299
1.875% due 08/31/24	3,000,000	2,883,164
1.875% due 07/31/26	1,000,000	926,035
1.875% due 02/28/27	3,000,000	2,750,508
1.875% due 02/28/29	3,000,000	2,668,477
1.875% due 02/15/32	3,500,000	2,998,721
2.000% due 02/15/25	2,000,000	1,904,102
2.000% due 11/15/26	1,000,000	925,195
2.125% due 05/15/25	3,500,000	3,324,658
2.125% due 05/31/26	3,000,000	2,806,406
2.250% due 10/31/24	800,000	769,000
2.250% due 11/15/24	2,000,000	1,921,055
2.250% due 12/31/24	2,500,000	2,394,238
2.250% due 11/15/25	2,200,000	2,079,000
2.250% due 08/15/27	4,200,000	3,883,359
2.250% due 11/15/27	2,300,000	2,118,965
2.375% due 08/15/24	9,550,000	9,243,542
2.375% due 04/30/26	1,000,000	943,203
2.375% due 05/15/27	2,750,000	2,561,367
2.375% due 03/31/29	2,675,000	2,442,714
2.375% due 05/15/29	1,000,000	911,973
2.500% due 01/31/25	4,000,000	3,839,687
2.500% due 03/31/27	2,500,000	2,343,311
2.625% due 04/15/25	2,000,000	1,918,789
2.625% due 05/31/27	2,500,000	2,349,463
2.625% due 02/15/29	2,750,000	2,548,799
2.625% due 07/31/29	2,000,000	1,847,969
2.750% due 04/30/27	2,000,000	1,889,648
2.750% due 07/31/27	1,500,000	1,414,453
2.750% due 02/15/28	3,500,000	3,290,205
2.750% due 05/31/29	2,000,000	1,862,422
2.750% due 08/15/32	3,000,000	2,750,801
2.875% due 05/31/25	1,200,000	1,155,211
2.875% due 06/15/25	1,000,000	962,148
2.875% due 05/15/28	2,500,000	2,359,473
2.875% due 08/15/28	1,750,000	1,648,896
2.875% due 04/30/29	2,000,000	1,875,937
2.875% due 05/15/32	3,500,000	3,245,771
3.000% due 07/31/24	3,500,000	3,412,295
3.000% due 07/15/25	1,500,000	1,446,006
3.125% due 08/31/27	2,500,000	2,391,357
3.125% due 11/15/28	3,000,000	2,858,555
3.125% due 08/31/29	3,000,000	2,850,000
3.250% due 08/31/24	2,000,000	1,952,305
3.250% due 06/30/27	4,000,000	3,847,656
3.250% due 06/30/29	1,750,000	1,674,668
3.375% due 05/15/33	2,250,000	2,170,195
3.500% due 01/31/28	1,500,000	1,456,816
3.500% due 04/30/28	2,500,000	2,429,590
3.500% due 01/31/30	1,500,000	1,455,879
3.500% due 04/30/30	1,750,000	1,699,414
3.500% due 02/15/33	4,750,000	4,627,539
3.625% due 05/15/26	3,500,000	3,415,098
3.625% due 03/31/28	750,000	732,627
3.625% due 05/31/28	3,500,000	3,423,711
3.625% due 03/31/30	2,000,000	1,956,680
3.750% due 05/31/30	2,500,000	2,465,430
3.750% due 06/30/30	2,000,000	1,973,750
3.875% due 03/31/25	2,000,000	1,960,859
3.875% due 11/30/27	2,500,000	2,464,990
3.875% due 12/31/27	1,500,000	1,479,228
3.875% due 09/30/29	1,500,000	1,485,557
3.875% due 12/31/29	2,000,000	1,982,969
4.000% due 12/15/25	3,000,000	2,953,477

	Principal Amount	Value
4.000% due 02/29/28	$5,000,000	$4,963,965
4.000% due 06/30/28	2,250,000	2,237,871
4.000% due 10/31/29	1,500,000	1,496,426
4.000% due 02/28/30	2,000,000	1,998,906
4.125% due 09/30/27	1,000,000	994,590
4.125% due 10/31/27	3,000,000	2,984,883
4.125% due 11/15/32	3,450,000	3,526,008
4.250% due 12/31/24	3,500,000	3,451,602
4.250% due 05/31/25	3,000,000	2,962,441
4.375% due 10/31/24	1,000,000	988,105
4.500% due 11/30/24	3,500,000	3,463,359
4.500% due 11/15/25	3,500,000	3,482,363
4.625% due 06/30/25	2,000,000	1,990,977
4.625% due 03/15/26	2,000,000	2,002,422

		387,010,213

Total U.S. Treasury Obligations (Cost $541,719,336)		487,955,811

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%
Canada Government (Canada)
0.750% due 05/19/26	300,000	269,315
1.625% due 01/22/25	150,000	142,206
3.750% due 04/26/28	380,000	372,130
Chile Government (Chile)
due 01/05/36 #	200,000	197,671
2.550% due 07/27/33	250,000	204,920
3.100% due 01/22/61	400,000	262,270
3.125% due 01/21/26	75,000	72,050
3.500% due 01/31/34	200,000	176,643
3.860% due 06/21/47	300,000	247,050
Export Development Canada (Canada)
3.000% due 05/25/27	200,000	189,566
3.375% due 08/26/25	90,000	87,335
3.875% due 02/14/28	100,000	98,267
4.375% due 06/29/26	200,000	198,960
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	200,000	176,846
1.625% due 01/18/27	400,000	357,456
5.125% due 01/11/33	200,000	205,181
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	178,250
3.200% due 09/23/61	200,000	136,900
3.550% due 03/31/32	200,000	181,466
4.200% due 10/15/50	300,000	256,572
4.550% due 01/11/28	200,000	197,838
4.850% due 01/11/33	200,000	199,525
Israel Government International (Israel) 2.750% due 07/03/30	200,000	176,920
Japan Bank for International Cooperation (Japan)
0.625% due 07/15/25	235,000	214,913
1.250% due 01/21/31	500,000	395,427
1.875% due 07/21/26	200,000	182,674
1.875% due 04/15/31	200,000	165,463
3.250% due 07/20/28	200,000	187,474
4.250% due 01/26/26	500,000	491,843
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	187,573
Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	180,322
4.000% due 09/08/25	200,000	194,167
4.250% due 09/08/32	200,000	193,701
Korea International (South Korea)
1.750% due 10/15/31	200,000	166,803
2.750% due 01/19/27	200,000	189,071
Mexico Government (Mexico)
2.659% due 05/24/31	200,000	166,761
3.500% due 02/12/34	200,000	168,014

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
3.900% due 04/27/25	$350,000	$344,393
4.150% due 03/28/27	200,000	196,158
4.280% due 08/14/41	200,000	165,033
4.400% due 02/12/52	400,000	316,370
4.500% due 01/31/50	200,000	163,618
4.600% due 01/23/46	250,000	208,502
4.600% due 02/10/48	200,000	164,846
4.750% due 04/27/32	350,000	334,335
4.750% due 03/08/44	264,000	226,604
5.400% due 02/09/28	300,000	305,788
6.750% due 09/27/34	225,000	245,810
Panama Government (Panama)
3.870% due 07/23/60	200,000	133,065
4.500% due 05/15/47	350,000	279,242
6.400% due 02/14/35	265,000	277,012
6.700% due 01/26/36	100,000	107,326
6.853% due 03/28/54	200,000	208,549
8.875% due 09/30/27	100,000	114,996
Peruvian Government (Peru)
2.780% due 12/01/60	200,000	122,812
2.783% due 01/23/31	300,000	257,208
3.300% due 03/11/41	250,000	193,353
4.125% due 08/25/27	150,000	146,090
8.750% due 11/21/33	200,000	254,154
Philippine Government (Philippines)
1.648% due 06/10/31	200,000	157,971
2.650% due 12/10/45	200,000	135,040
2.950% due 05/05/45	200,000	142,778
3.000% due 02/01/28	200,000	186,710
5.000% due 07/17/33	200,000	202,767
5.609% due 04/13/33	200,000	211,583
6.375% due 10/23/34	250,000	279,644
7.750% due 01/14/31	200,000	235,004
Province of Alberta Canada (Canada)
1.300% due 07/22/30	250,000	203,568
1.875% due 11/13/24	350,000	333,760
Province of British Columbia Canada (Canada) 1.300% due 01/29/31	500,000	405,578
Province of Manitoba Canada (Canada) 1.500% due 10/25/28	155,000	133,791
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	47,992
Province of Ontario Canada (Canada)
0.625% due 01/21/26	300,000	270,045
1.050% due 04/14/26	200,000	180,907
1.050% due 05/21/27	200,000	174,987
2.000% due 10/02/29	100,000	87,379
2.125% due 01/21/32	150,000	127,384
2.300% due 06/15/26	250,000	233,472
Province of Quebec Canada (Canada)
0.600% due 07/23/25	100,000	91,526
1.350% due 05/28/30	50,000	41,235
1.500% due 02/11/25	350,000	330,041
1.900% due 04/21/31	200,000	168,929
3.625% due 04/13/28	200,000	192,980
7.500% due 09/15/29	75,000	87,475
Republic of Italy Government International Bond (Italy)
2.875% due 10/17/29	200,000	174,611
3.875% due 05/06/51	200,000	144,583
4.000% due 10/17/49	200,000	155,626
Republic of Poland Government (Poland)
5.500% due 11/16/27	250,000	256,850
5.750% due 11/16/32	315,000	330,977
State of Israel (Israel) 3.375% due 01/15/50	500,000	376,699
Svensk Exportkredit AB (Sweden)
0.375% due 07/30/24	250,000	236,574
0.625% due 10/07/24	560,000	527,337

	Principal Amount	Value
Uruguay Government International Bond (Uruguay)
4.125% due 11/20/45	$143,467	$130,983
4.375% due 10/27/27	200,000	198,946
5.100% due 06/18/50	200,000	199,789

Total Foreign Government Bonds & Notes (Cost $22,095,135)		19,830,328

MUNICIPAL BONDS - 0.6%
American Municipal Power, Inc.
6.449% due 02/15/44	25,000	27,942
8.084% due 02/15/50	300,000	406,782
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	29,684
7.043% due 04/01/50	50,000	64,349
California State University 2.975% due 11/01/51	50,000	36,069
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	26,289
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	46,744
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue IL 6.899% due 12/01/40	95,000	107,843
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	100,000	80,543
City of Chicago 7.750% due 01/01/42	42,000	43,144
City of Houston TX 3.961% due 03/01/47	50,000	44,426
City of New York NY 5.517% due 10/01/37	40,000	41,977
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	99,680
5.456% due 12/01/39	25,000	26,353
County of Clark Department of Aviation NV 6.820% due 07/01/45	125,000	152,465
Dallas Area Rapid Transit 2.613% due 12/01/48	200,000	142,730
Dallas Fort Worth International Airport 4.507% due 11/01/51	100,000	93,342
Dallas Independent School District 6.450% due 02/15/35	50,000	50,496
Golden State Tobacco Securitization Corp. 4.214% due 06/01/50	150,000	112,527
Grand Parkway Transportation Corp. 3.236% due 10/01/52	250,000	184,319
JobsOhio Beverage System 2.833% due 01/01/38	10,000	7,998
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	113,255
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198% due 12/01/39	300,000	306,540
Massachusetts School Building Authority
2.950% due 05/15/43	50,000	37,542
3.395% due 10/15/40	20,000	16,577
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	24,789
6.668% due 11/15/39	55,000	58,523
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	28,603
6.655% due 04/01/57	95,000	109,045
New Jersey Economic Development Authority 7.425% due 02/15/29	125,000	134,395
New Jersey Turnpike Authority 7.102% due 01/01/41	100,000	122,064

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
New York City Municipal Water Finance Authority
5.952% due 06/15/42	$50,000	$56,874
6.011% due 06/15/42	10,000	11,439
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	31,505
New York State Dormitory Authority 3.142% due 07/01/43	100,000	81,172
New York State Urban Development Corp.
3.900% due 03/15/33	50,000	46,797
5.770% due 03/15/39	25,000	26,179
Pennsylvania Turnpike Commission 5.511% due 12/01/45	75,000	79,359
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	150,668
Port Authority of New York & New Jersey
3.175% due 07/15/60	250,000	177,905
4.031% due 09/01/48	50,000	44,139
4.229% due 10/15/57	30,000	26,871
4.458% due 10/01/62	100,000	91,652
5.647% due 11/01/40	150,000	161,410
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	10,850
Sales Tax Securitization Corp. 4.787% due 01/01/48	50,000	46,565
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	56,768
State Board of Administration Finance Corp. 2.154% due 07/01/30	100,000	83,456
State of California
1.700% due 02/01/28	200,000	175,586
3.500% due 04/01/28	100,000	95,008
5.125% due 03/01/38	200,000	201,314
7.300% due 10/01/39	100,000	120,966
7.500% due 04/01/34	50,000	60,978
7.600% due 11/01/40	270,000	345,429
7.625% due 03/01/40	40,000	50,376
State of Connecticut 5.090% due 10/01/30	50,000	49,434
State of Illinois 6.725% due 04/01/35	369,231	388,056
State of Texas 5.517% due 04/01/39	100,000	107,372
State of Utah 4.554% due 07/01/24	5,000	4,957
State of Wisconsin 3.154% due 05/01/27	250,000	235,603
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/35	300,000	301,389

	Principal Amount	Value
Texas Transportation Commission 2.562% due 04/01/42	$350,000	$266,999
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	25,333
University of California
3.063% due 07/01/25	50,000	48,144
4.132% due 05/15/32	100,000	95,166
4.767% due 05/15/15	75,000	65,613
4.858% due 05/15/12	100,000	89,154
University of Michigan
3.599% due 04/01/47	80,000	69,787
4.454% due 04/01/22	100,000	87,002

Total Municipal Bonds (Cost $7,395,930)		6,844,310

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
BlackRock Liquidity Funds: T-Fund Institutional Shares 4.980%	22,102,431	22,102,431

Total Short-Term Investments (Cost $22,102,431)		22,102,431

TOTAL INVESTMENTS - 101.2% (Cost $1,346,594,290)		1,209,061,228

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(14,777,394)

NET ASSETS - 100.0%		$1,194,283,834

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	40.8%
Mortgage-Backed Securities	28.6%
Corporate Bonds & Notes	26.3%
Others (each less than 3.0%)	5.5%

	101.2%
Other Assets & Liabilities, Net	(1.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$314,237,528	$ -	$314,237,528	$ -
	Mortgage-Backed Securities	341,193,124	-	341,193,124	-
	Asset-Backed Securities	4,342,830	-	4,342,830	-
	U.S. Government Agency Issues	12,554,866	-	12,554,866	-
	U.S. Treasury Obligations	487,955,811	-	487,955,811	-
	Foreign Government Bonds & Notes	19,830,328	-	19,830,328	-
	Municipal Bonds	6,844,310	-	6,844,310	-
	Short-Term Investments	22,102,431	22,102,431	-	-

	Total Assets	1,209,061,228	22,102,431	1,186,958,797	-

Liabilities	Due to custodian	(589,125)	-	(589,125)	-

	Total Liabilities	(589,125)	-	(589,125)	-

	Total	$1,208,472,103	$22,102,431	$1,186,369,672	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Energy - 0.0%

Patterson-UTI Energy, Inc.	306	$ 3,663

Financial - 0.0%

Stearns Holdings LLC Class B * Ω ±	3,570	-

Total Common Stocks (Cost $44,991)		3,663

	Principal Amount

CORPORATE BONDS & NOTES - 97.7%

Basic Materials - 4.4%

Arconic Corp.
6.000% due 05/15/25 ~	$90,000	90,941
6.125% due 02/15/28 ~	240,000	243,193
Ashland, Inc. 3.375% due 09/01/31 ~	200,000	159,940
ATI, Inc.
5.125% due 10/01/31	50,000	44,621
5.875% due 12/01/27	200,000	193,851
Carpenter Technology Corp. 6.375% due 07/15/28	125,000	122,626
Cerdia Finanz GmbH (Germany) 10.500% due 02/15/27 ~	100,000	98,478
Chemours Co.
4.625% due 11/15/29 ~	100,000	84,602
5.750% due 11/15/28 ~	170,000	156,374
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~	120,000	108,216
6.250% due 10/01/40	100,000	86,121
6.750% due 03/15/26 ~	137,000	138,574
6.750% due 04/15/30 ~	100,000	96,470
Commercial Metals Co.
3.875% due 02/15/31	200,000	171,571
4.125% due 01/15/30	95,000	84,644
Compass Minerals International, Inc. 6.750% due 12/01/27 ~	135,000	130,314
Consolidated Energy Finance SA (Switzerland) 5.625% due 10/15/28 ~	200,000	170,494
Constellium SE 5.625% due 06/15/28 ~	250,000	235,601
Cornerstone Chemical Co. 10.250% Cash or 8.250% PIK due 09/01/27 ~	150,000	132,187
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 06/15/28 ~	150,000	130,617
FMG Resources August 2006 Pty. Ltd. (Australia)
4.375% due 04/01/31 ~	474,000	405,378
5.875% due 04/15/30 ~	100,000	95,338
GPD Cos., Inc. 10.125% due 04/01/26 ~	50,000	46,077
HB Fuller Co. 4.250% due 10/15/28	100,000	89,127
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	200,000	155,199
Hudbay Minerals, Inc. (Canada) 6.125% due 04/01/29 ~	350,000	322,658
INEOS Finance PLC (Luxembourg) 6.750% due 05/15/28 ~	250,000	240,370

	Principal Amount	Value
Infrabuild Australia Pty. Ltd. (Australia) 12.000% due 10/01/24 ~	$100,000	$97,329
Ingevity Corp. 3.875% due 11/01/28 ~	115,000	98,289
Innophos Holdings, Inc. 9.375% due 02/15/28 ~	125,000	124,130
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~	131,000	104,615
4.625% due 03/01/28 ~	114,000	99,867
Mativ Holdings, Inc. 6.875% due 10/01/26 ~	75,000	65,731
Mercer International, Inc. (Germany)
5.125% due 02/01/29	294,000	229,156
5.500% due 01/15/26	150,000	140,519
Methanex Corp. (Canada)
5.125% due 10/15/27	125,000	116,503
5.650% due 12/01/44	50,000	41,057
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~	175,000	174,936
8.125% due 05/01/27 ~	213,000	213,222
New Gold, Inc. (Canada) 7.500% due 07/15/27 ~	165,000	154,285
Novelis Corp. 3.250% due 11/15/26 ~	375,000	339,854
OCI NV (Netherlands) 4.625% due 10/15/25 ~	160,000	152,650
Olympus Water US Holding Corp.
4.250% due 10/01/28 ~	400,000	316,579
6.250% due 10/01/29 ~	150,000	108,630
9.750% due 11/15/28 ~	50,000	48,827
Rayonier AM Products, Inc. 5.500% due 06/01/24 ~	81,000	80,701
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~	221,000	197,644
6.625% due 05/01/29 ~	105,000	88,093
SK Invictus Intermediate II SARL 5.000% due 10/30/29 ~	165,000	131,262
TMS International Corp. 6.250% due 04/15/29 ~	50,000	42,051
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% due 09/01/25 ~	175,000	146,441
Valvoline, Inc.
3.625% due 06/15/31 ~	50,000	40,696
4.250% due 02/15/30 ~	176,000	172,973
WR Grace Holdings LLC 5.625% due 08/15/29 ~	390,000	319,897

		7,879,519

Communications - 15.0%

Acuris Finance Us, Inc./Acuris Finance SARL 5.000% due 05/01/28 ~	200,000	155,479
Altice Financing SA (Luxembourg) 5.750% due 08/15/29 ~	600,000	465,420
Altice France Holding SA (Luxembourg) 10.500% due 05/15/27 ~	205,000	124,370
Altice France SA (France)
5.125% due 01/15/29 ~	350,000	249,908
5.125% due 07/15/29 ~	500,000	355,447
5.500% due 10/15/29 ~	640,000	458,331
AMC Networks, Inc.
4.250% due 02/15/29	148,000	79,727
4.750% due 08/01/25	200,000	175,114
5.000% due 04/01/24	160,000	157,666
Arches Buyer, Inc. 4.250% due 06/01/28 ~	250,000	217,841
Audacy Capital Corp. 6.500% due 05/01/27 ~	150,000	3,008
Cable One, Inc. 4.000% due 11/15/30 ~	110,000	86,041

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Cablevision Lightpath LLC 3.875% due 09/15/27 ~	$200,000	$167,765
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~	945,000	765,327
4.250% due 01/15/34 ~	200,000	151,360
4.500% due 08/15/30 ~	500,000	416,796
4.500% due 05/01/32	879,000	702,700
4.750% due 02/01/32 ~	190,000	155,144
5.125% due 05/01/27 ~	100,000	93,227
5.375% due 06/01/29 ~	289,000	261,552
5.500% due 05/01/26 ~	225,000	219,585
6.375% due 09/01/29 ~	270,000	254,676
7.375% due 03/01/31 ~	200,000	195,011
Cengage Learning, Inc. 9.500% due 06/15/24 ~	4,000	4,020
Ciena Corp. 4.000% due 01/31/30 ~	180,000	156,987
Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/29 ~	225,000	166,755
Cogent Communications Group, Inc. 7.000% due 06/15/27 ~	180,000	174,312
CommScope Technologies LLC 6.000% due 06/15/25 ~	313,000	292,137
CommScope, Inc.
4.750% due 09/01/29 ~	395,000	311,797
6.000% due 03/01/26 ~	230,000	214,628
7.125% due 07/01/28 ~	119,000	84,646
8.250% due 03/01/27 ~	100,000	80,138
Connect Finco SARL/Connect US Finco LLC (United Kingdom) 6.750% due 10/01/26 ~	227,000	220,693
Consolidated Communications, Inc. 6.500% due 10/01/28 ~	102,000	80,580
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	135,572
4.125% due 12/01/30 ~	200,000	140,098
4.625% due 12/01/30 ~	566,000	252,423
5.000% due 11/15/31 ~	300,000	140,011
5.250% due 06/01/24	204,000	189,966
5.375% due 02/01/28 ~	350,000	281,750
7.500% due 04/01/28 ~	200,000	114,302
11.250% due 05/15/28 ~	200,000	194,183
Cumulus Media New Holdings, Inc. 6.750% due 07/01/26 ~	50,000	34,431
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875% due 08/15/27 ~	740,000	671,040
DISH DBS Corp.
5.250% due 12/01/26 ~	575,000	462,327
5.875% due 11/15/24	365,000	319,697
7.375% due 07/01/28	80,000	42,915
7.750% due 07/01/26	618,000	379,684
DISH Network Corp. 11.750% due 11/15/27 ~	725,000	708,355
EquipmentShare.com, Inc. 9.000% due 05/15/28 ~	110,000	106,917
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	475,000	410,293
5.875% due 10/15/27 ~	210,000	192,937
6.750% due 05/01/29 ~	200,000	155,365
8.625% due 03/15/31 ~	150,000	145,306
8.750% due 05/15/30 ~	270,000	264,134
Gen Digital, Inc.
5.000% due 04/15/25 ~	200,000	196,051
6.750% due 09/30/27 ~	150,000	149,740
7.125% due 09/30/30 ~	74,000	74,190
Getty Images, Inc. 9.750% due 03/01/27 ~	100,000	98,871
Gray Escrow II, Inc. 5.375% due 11/15/31 ~	350,000	232,362

	Principal Amount	Value
Gray Television, Inc.
5.875% due 07/15/26 ~	$75,000	$67,316
7.000% due 05/15/27 ~	340,000	290,428
GrubHub Holdings, Inc. 5.500% due 07/01/27 ~	100,000	57,560
iHeartCommunications, Inc.
5.250% due 08/15/27 ~	191,000	146,319
6.375% due 05/01/26	200,000	168,032
8.375% due 05/01/27	350,000	233,660
Iliad Holding SASU (France) 6.500% due 10/15/26 ~	500,000	472,361
Intelsat Jackson Holdings SA (Luxembourg) 6.500% due 03/15/30 ~	415,000	378,836
Lamar Media Corp.
3.625% due 01/15/31	120,000	101,208
4.875% due 01/15/29	200,000	186,324
Level 3 Financing, Inc.
3.400% due 03/01/27 ~	240,000	203,899
3.625% due 01/15/29 ~	100,000	60,095
3.875% due 11/15/29 ~	200,000	159,368
4.250% due 07/01/28 ~	175,000	112,869
4.625% due 09/15/27 ~	400,000	278,795
10.500% due 05/15/30 ~	118,000	119,835
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	560,000	417,959
4.500% due 01/15/29 ~	150,000	72,135
Match Group Holdings II LLC
3.625% due 10/01/31 ~	125,000	102,862
4.125% due 08/01/30 ~	150,000	128,610
4.625% due 06/01/28 ~	135,000	124,145
Midcontinent Communications/Midcontinent Finance Corp. 5.375% due 08/15/27 ~	100,000	93,814
Millennium Escrow Corp. 6.625% due 08/01/26 ~	192,000	141,535
News Corp.
3.875% due 05/15/29 ~	85,000	74,697
5.125% due 02/15/32 ~	100,000	91,337
Nexstar Media, Inc.
4.750% due 11/01/28 ~	285,000	247,560
5.625% due 07/15/27 ~	238,000	222,078
Nokia OYJ (Finland) 6.625% due 05/15/39	50,000	47,885
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% due 04/30/27 ~	20,000	17,682
6.000% due 02/15/28 ~	200,000	159,910
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27 ~	115,000	104,548
Paramount Global 6.250% due 02/28/57	292,000	222,792
Qwest Corp. 7.250% due 09/15/25	35,000	33,873
Radiate Holdco LLC/Radiate Finance, Inc. 6.500% due 09/15/28 ~	83,000	48,555
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~	300,000	170,067
10.250% due 11/30/24 ~	200,000	198,498
RCN Corp. 11.625% * y Ω ±	9,000	-
Rogers Communications, Inc. (Canada) 5.250% due 03/15/82 ~	100,000	92,659
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~	175,000	141,473
5.375% due 01/15/31 ~	100,000	70,570
Scripps Escrow, Inc. 5.875% due 07/15/27 ~	150,000	121,616
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~	146,000	130,864
4.000% due 07/15/28 ~	275,000	239,234

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
4.125% due 07/01/30 ~	$250,000	$204,364
5.000% due 08/01/27 ~	160,000	148,608
5.500% due 07/01/29 ~	560,000	505,681
Summer BC Bidco B LLC 5.500% due 10/31/26 ~	200,000	168,529
TEGNA, Inc.
4.625% due 03/15/28	235,000	208,269
4.750% due 03/15/26 ~	141,000	134,768
5.000% due 09/15/29	224,000	193,464
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	161,525
7.200% due 07/18/36	250,000	215,192
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	184,960
Telesat Canada/Telesat LLC (Canada) 6.500% due 10/15/27 ~	134,000	55,155
Uber Technologies, Inc. 4.500% due 08/15/29 ~	500,000	461,137
Univision Communications, Inc.
4.500% due 05/01/29 ~	172,000	147,965
6.625% due 06/01/27 ~	255,000	246,860
7.375% due 06/30/30 ~	206,000	196,322
UPC Broadband Finco BV (Netherlands) 4.875% due 07/15/31 ~	250,000	206,055
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	174,857
Videotron Ltd. (Canada)
3.625% due 06/15/29 ~	175,000	150,930
5.125% due 04/15/27 ~	200,000	191,930
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	167,844
5.500% due 05/15/29 ~	223,000	201,925
Vmed O2 UK Financing I PLC (United Kingdom) 4.750% due 07/15/31 ~	400,000	333,025
Vodafone Group PLC (United Kingdom)
5.125% due 06/04/81	100,000	72,691
7.000% due 04/04/79	600,000	616,308
VZ Secured Financing BV (Netherlands) 5.000% due 01/15/32 ~	350,000	282,260
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750% due 08/15/28 ~	396,000	329,068
Zayo Group Holdings, Inc. 4.000% due 03/01/27 ~	250,000	176,846
Ziff Davis, Inc. 4.625% due 10/15/30 ~	215,000	186,422
Ziggo Bond Co. BV (Netherlands) 5.125% due 02/28/30 ~	200,000	151,693
Ziggo BV (Netherlands) 4.875% due 01/15/30 ~	200,000	166,182

		26,985,806

Consumer, Cyclical - 23.6%
99 Escrow Issuer, Inc. 7.500% due 01/15/26 ~	213,000	81,999
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~	63,000	63,755
8.250% due 04/15/31 ~	63,000	64,051
Air Canada (Canada) 3.875% due 08/15/26 ~	205,000	190,189
AMC Entertainment Holdings, Inc. 7.500% due 02/15/29 ~	165,000	116,207
American Airlines Group, Inc. 3.750% due 03/01/25 ~	150,000	142,483
American Airlines, Inc.
7.250% due 02/15/28 ~	200,000	199,016
11.750% due 07/15/25 ~	700,000	768,200

	Principal Amount	Value
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/26 ~	$235,000	$233,024
5.750% due 04/20/29 ~	45,000	43,735
American Axle & Manufacturing, Inc.
6.250% due 03/15/26	34,000	33,107
6.875% due 07/01/28	150,000	140,428
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/28 ~	129,000	117,692
Aramark Services, Inc. 5.000% due 04/01/25 ~	100,000	98,657
Asbury Automotive Group, Inc.
4.500% due 03/01/28	150,000	137,681
4.750% due 03/01/30	218,000	193,957
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.625% due 01/15/28 ~	250,000	239,327
At Home Group, Inc. 4.875% due 07/15/28 ~	90,000	47,596
Bath & Body Works, Inc.
6.694% due 01/15/27	195,000	196,223
6.750% due 07/01/36	90,000	81,102
6.875% due 11/01/35	300,000	274,954
BCPE Empire Holdings, Inc. 7.625% due 05/01/27 ~	190,000	176,907
Beacon Roofing Supply, Inc. 4.500% due 11/15/26 ~	150,000	142,494
Beazer Homes USA, Inc. 6.750% due 03/15/25	250,000	249,046
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.125% due 04/15/29 ~	100,000	89,473
BlueLinx Holdings, Inc. 6.000% due 11/15/29 ~	100,000	87,613
Boyne USA, Inc. 4.750% due 05/15/29 ~	100,000	90,206
Brinker International, Inc.
5.000% due 10/01/24 ~	100,000	97,630
8.250% due 07/15/30 ~	50,000	49,312
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada)
4.875% due 02/15/30 ~	65,000	51,096
5.000% due 06/15/29 ~	100,000	80,202
6.250% due 09/15/27 ~	263,000	241,948
Caesars Entertainment, Inc.
6.250% due 07/01/25 ~	500,000	498,135
7.000% due 02/15/30 ~	550,000	552,827
Carnival Corp.
4.000% due 08/01/28 ~	725,000	643,379
5.750% due 03/01/27 ~	387,000	356,626
6.650% due 01/15/28	200,000	182,711
7.625% due 03/01/26 ~	420,000	411,736
Carnival PLC 7.875% due 06/01/27	185,000	187,589
Carvana Co.
4.875% due 09/01/29 ~	200,000	113,669
5.500% due 04/15/27 ~	89,000	59,656
5.625% due 10/01/25 ~	165,000	142,953
5.875% due 10/01/28 ~	125,000	72,675
10.250% due 05/01/30 ~	215,000	169,633
CD&R Smokey Buyer, Inc. 6.750% due 07/15/25 ~	120,000	111,682
CEC Entertainment LLC 6.750% due 05/01/26 ~	88,000	84,037
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.375% due 04/15/27	280,000	266,520
6.500% due 10/01/28	100,000	97,647

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Churchill Downs, Inc.
4.750% due 01/15/28 ~	$236,000	$219,145
5.500% due 04/01/27 ~	230,000	221,389
6.750% due 05/01/31 ~	110,000	108,900
Cinemark USA, Inc. 8.750% due 05/01/25 ~	72,000	73,172
Clarios Global LP/Clarios US Finance Co.
6.750% due 05/15/28 ~	47,000	46,885
8.500% due 05/15/27 ~	657,000	659,307
Constellation Merger Sub, Inc. 8.500% due 09/15/25 ~	100,000	82,167
Cooper-Standard Automotive, Inc.
5.625% Cash or 10.625% PIK due 05/15/27 ~	312,218	179,709
13.500% Cash or 4.500% PIK due 03/31/27 ~	4,795	4,870
Crocs, Inc. 4.125% due 08/15/31 ~	150,000	121,336
Dana, Inc.
4.250% due 09/01/30	100,000	83,343
4.500% due 02/15/32	300,000	249,336
Dave & Buster’s, Inc. 7.625% due 11/01/25 ~	140,000	142,099
Dealer Tire LLC/DT Issuer LLC 8.000% due 02/01/28 ~	250,000	228,048
Delta Air Lines, Inc. 7.375% due 01/15/26	90,000	93,904
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	200,000	194,291
Evergreen Acqco 1 LP/TVI, Inc. 9.750% due 04/26/28 ~	200,000	207,006
Everi Holdings, Inc. 5.000% due 07/15/29 ~	200,000	175,332
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% due 04/01/26 ~	240,000	223,442
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.750% due 01/15/30 ~	515,000	438,789
FirstCash, Inc.
4.625% due 09/01/28 ~	150,000	134,137
5.625% due 01/01/30 ~	175,000	158,327
Ford Motor Co. 3.250% due 02/12/32	565,000	444,996
Ford Motor Credit Co. LLC
2.700% due 08/10/26	380,000	339,621
3.375% due 11/13/25	300,000	279,241
3.625% due 06/17/31	240,000	196,967
3.815% due 11/02/27	400,000	357,881
4.000% due 11/13/30	200,000	171,097
4.271% due 01/09/27	200,000	185,334
4.389% due 01/08/26	250,000	236,828
4.687% due 06/09/25	350,000	337,458
4.950% due 05/28/27	200,000	188,882
6.800% due 05/12/28	200,000	200,400
6.950% due 06/10/26	200,000	201,184
7.200% due 06/10/30	200,000	202,046
7.350% due 11/04/27	250,000	255,905
7.350% due 03/06/30	245,000	250,480
Forestar Group, Inc. 5.000% due 03/01/28 ~	150,000	137,749
Gap, Inc.
3.625% due 10/01/29 ~	345,000	244,139
3.875% due 10/01/31 ~	145,000	99,451
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	200,000	178,189
Goodyear Tire & Rubber Co.
5.000% due 05/31/26	480,000	469,592
5.250% due 07/15/31	85,000	73,935
5.625% due 04/30/33	100,000	87,167
9.500% due 05/31/25	145,000	148,403

	Principal Amount	Value
Group 1 Automotive, Inc. 4.000% due 08/15/28 ~	$100,000	$88,151
Hanesbrands, Inc. 9.000% due 02/15/31 ~	195,000	196,709
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.750% due 01/20/26 ~	600,000	568,487
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~	50,000	41,735
4.000% due 05/01/31 ~	190,000	165,184
5.375% due 05/01/25 ~	50,000	49,486
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	215,000	208,761
International Game Technology PLC
4.125% due 04/15/26 ~	200,000	190,110
6.500% due 02/15/25 ~	200,000	200,180
IRB Holding Corp. 7.000% due 06/15/25 ~	250,000	251,579
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	160,000	143,352
JB Poindexter & Co., Inc. 7.125% due 04/15/26 ~	119,000	116,485
KB Home
6.875% due 06/15/27	75,000	76,188
7.250% due 07/15/30	185,000	187,562
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% due 06/01/27 ~	200,000	193,251
Kohl’s Corp. 4.250% due 07/17/25	58,000	53,723
4.625% due 05/01/31	138,000	96,186
Las Vegas Sands Corp.
2.900% due 06/25/25	150,000	141,037
3.500% due 08/18/26	306,000	285,208
LCM Investments Holdings II LLC 4.875% due 05/01/29 ~	100,000	85,685
Levi Strauss & Co. 3.500% due 03/01/31 ~	105,000	86,988
LGI Homes, Inc. 4.000% due 07/15/29 ~	75,000	62,509
Life Time, Inc. 5.750% due 01/15/26 ~	122,000	119,003
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/28 ~	100,000	101,553
Lindblad Expeditions LLC 6.750% due 02/15/27 ~	100,000	95,344
Lithia Motors, Inc.
3.875% due 06/01/29 ~	90,000	78,297
4.375% due 01/15/31 ~	150,000	129,615
4.625% due 12/15/27 ~	150,000	140,261
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~	160,000	143,200
4.750% due 10/15/27 ~	110,000	102,744
5.625% due 03/15/26 ~	81,000	79,231
6.500% due 05/15/27 ~	225,000	226,400
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.750% due 02/15/26 ~	100,000	93,215
Macy’s Retail Holdings LLC 4.300% due 02/15/43	300,000	183,463
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	200,000	159,027
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	135,000	116,635
4.750% due 01/15/28	150,000	135,193
Melco Resorts Finance Ltd. (Hong Kong) 5.375% due 12/04/29 ~	200,000	166,165
Meritage Homes Corp. 5.125% due 06/06/27	200,000	192,352

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
MGM China Holdings Ltd. (Macau) 4.750% due 02/01/27 ~	$200,000	$182,213
MGM Resorts International 6.750% due 05/01/25	80,000	80,256
Michaels Cos., Inc.
5.250% due 05/01/28 ~	300,000	242,691
7.875% due 05/01/29 ~	115,000	77,625
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	259,000	228,943
Mohegan Tribal Gaming Authority
8.000% due 02/01/26 ~	260,000	248,547
13.250% due 12/15/27 ~	150,000	159,136
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~	85,000	71,324
4.750% due 09/15/29	99,000	90,982
5.625% due 05/01/27	100,000	97,386
NCL Corp. Ltd.
5.875% due 03/15/26 ~	260,000	243,481
5.875% due 02/15/27 ~	100,000	97,438
7.750% due 02/15/29 ~	100,000	95,071
8.375% due 02/01/28 ~	83,000	86,805
NCL Finance Ltd. 6.125% due 03/15/28 ~	125,000	112,615
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	10,000	8,779
4.000% due 10/15/30 ~	758,000	649,631
5.750% due 04/15/25 ~	50,000	49,970
Newell Brands, Inc.
4.700% due 04/01/26	535,000	503,050
4.875% due 06/01/25	165,000	159,300
5.875% due 04/01/36	130,000	108,883
6.375% due 09/15/27	168,000	161,298
6.625% due 09/15/29	90,000	86,446
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	125,000	116,483
Nordstrom, Inc.
4.375% due 04/01/30	410,000	339,275
6.950% due 03/15/28	172,000	170,986
Odeon Finco PLC (United Kingdom) 12.750% due 11/01/27 ~	100,000	98,081
OPENLANE, Inc. 5.125% due 06/01/25 ~	108,000	105,966
Park River Holdings, Inc. 5.625% due 02/01/29 ~	100,000	77,629
Patrick Industries, Inc. 7.500% due 10/15/27 ~	100,000	96,840
Penn Entertainment, Inc.
4.125% due 07/01/29 ~	200,000	164,320
5.625% due 01/15/27 ~	100,000	93,625
Penske Automotive Group, Inc. 3.500% due 09/01/25	139,000	132,244
PetSmart, Inc./PetSmart Finance Corp. 4.750% due 02/15/28 ~	250,000	231,319
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625% due 09/01/29 ~	438,000	332,192
QVC, Inc.
4.450% due 02/15/25	335,000	296,408
4.750% due 02/15/27	175,000	113,310
4.850% due 04/01/24	100,000	97,877
Resideo Funding, Inc. 4.000% due 09/01/29 ~	100,000	83,077
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625% due 04/16/29 ~	400,000	330,388
Ritchie Bros Holdings, Inc. (Canada)
6.750% due 03/15/28 ~	81,000	81,743
7.750% due 03/15/31 ~	87,000	90,365

	Principal Amount	Value
Rite Aid Corp. 8.000% due 11/15/26 ~	$150,000	$73,727
Royal Caribbean Cruises Ltd.
5.500% due 08/31/26 ~	200,000	189,809
5.500% due 04/01/28 ~	450,000	420,091
7.250% due 01/15/30 ~	230,000	233,161
11.500% due 06/01/25 ~	240,000	254,856
11.625% due 08/15/27 ~	167,000	181,759
Sands China Ltd. (Macau)
2.800% due 03/08/27	200,000	173,737
3.350% due 03/08/29	200,000	166,858
4.875% due 06/18/30	130,000	115,850
5.625% due 08/08/25	405,000	395,378
5.900% due 08/08/28	200,000	190,830
Scientific Games International, Inc.
7.000% due 05/15/28 ~	224,000	223,006
7.250% due 11/15/29 ~	156,000	156,335
Scotts Miracle-Gro Co.
4.500% due 10/15/29	200,000	172,120
5.250% due 12/15/26	100,000	95,470
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	112,000	100,356
Six Flags Entertainment Corp. 7.250% due 05/15/31 ~	200,000	194,995
Sonic Automotive, Inc. 4.875% due 11/15/31 ~	390,000	320,442
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/27 ~	250,000	231,748
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	280,000	282,352
SRS Distribution, Inc.
4.625% due 07/01/28 ~	81,000	72,427
6.000% due 12/01/29 ~	310,000	267,993
6.125% due 07/01/29 ~	133,000	115,037
Staples, Inc. 7.500% due 04/15/26 ~	550,000	454,997
Station Casinos LLC
4.500% due 02/15/28 ~	190,000	170,769
4.625% due 12/01/31 ~	86,000	72,545
Studio City Finance Ltd. (Macau) 5.000% due 01/15/29 ~	400,000	296,804
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% due 03/01/27	300,000	290,123
Thor Industries, Inc. 4.000% due 10/15/29 ~	110,000	93,500
Titan International, Inc. 7.000% due 04/30/28	200,000	187,195
Travel & Leisure Co. 5.650% due 04/01/24	300,000	296,833
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.875% due 06/15/24	200,000	198,680
Tri Pointe Homes, Inc. 5.250% due 06/01/27	100,000	94,690
Under Armour, Inc. 3.250% due 06/15/26	300,000	275,940
United Airlines Holdings, Inc. 4.875% due 01/15/25	150,000	147,415
United Airlines, Inc. 4.375% due 04/15/26 ~	96,000	91,297
Universal Entertainment Corp. (Japan) 8.750% due 12/11/24 ~	250,000	246,551
US Airways Pass-Through Trust Class A 3.950% due 05/15/27	82,204	76,758
Vail Resorts, Inc. 6.250% due 05/15/25 ~	235,000	235,492
Victoria’s Secret & Co. 4.625% due 07/15/29 ~	188,000	137,576

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Viking Cruises Ltd.
5.875% due 09/15/27 ~	$27,000	$24,847
7.000% due 02/15/29 ~	190,000	176,871
9.125% due 07/15/31 ~	150,000	151,647
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	300,000	274,770
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~	455,000	409,216
9.500% due 06/01/28 ~	67,000	61,578
Wesco Aircraft Holdings, Inc.
8.500% due 11/15/24 * y ~	222,000	14,430
13.125% due 11/15/27 * y ~	262,000	18,340
Wheel Pros, Inc. 6.500% due 05/15/29 ~	100,000	30,265
White Cap Buyer LLC 6.875% due 10/15/28 ~	170,000	154,289
William Carter Co. 5.625% due 03/15/27 ~	214,000	207,845
Windsor Holdings III LLC due 06/15/30 #	183,000	182,372
Winnebago Industries, Inc. 6.250% due 07/15/28 ~	200,000	196,238
WMG Acquisition Corp.
3.000% due 02/15/31 ~	221,000	178,983
3.875% due 07/15/30 ~	200,000	172,703
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/28 ~	106,000	96,895
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	390,000	328,099
5.625% due 08/26/28 ~	300,000	262,101
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125% due 02/15/31 ~	175,000	174,097
Yum! Brands, Inc.
5.350% due 11/01/43	100,000	87,563
6.875% due 11/15/37	100,000	108,038
ZF North America Capital, Inc. (Germany)
6.875% due 04/14/28 ~	150,000	152,053
7.125% due 04/14/30 ~	150,000	152,721

		42,358,379

Consumer, Non-Cyclical - 13.8%

Acadia Healthcare Co., Inc. 5.000% due 04/15/29 ~	225,000	207,694
AdaptHealth LLC
4.625% due 08/01/29 ~	190,000	151,826
5.125% due 03/01/30 ~	177,000	143,542
ADT Security Corp.
4.125% due 08/01/29 ~	465,000	402,153
4.875% due 07/15/32 ~	200,000	171,286
Adtalem Global Education, Inc. 5.500% due 03/01/28 ~	50,000	45,433
AHP Health Partners, Inc. 5.750% due 07/15/29 ~	150,000	129,483
Akumin Escrow, Inc. 7.500% due 08/01/28 ~	100,000	65,971
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~	203,000	187,682
6.500% due 02/15/28 ~	225,000	225,629
7.500% due 03/15/26 ~	125,000	127,231
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.750% due 07/15/27 ~	297,000	262,960
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	266,000	225,470
AMN Healthcare, Inc. 4.625% due 10/01/27 ~	217,000	201,069

	Principal Amount	Value
APi Group DE, Inc. 4.125% due 07/15/29 ~	$150,000	$129,668
Aptim Corp. 7.750% due 06/15/25 ~	150,000	122,250
APX Group, Inc. 6.750% due 02/15/27 ~	200,000	196,207
Arrow Bidco LLC 9.500% due 03/15/24 ~	78,000	78,226
ASGN, Inc. 4.625% due 05/15/28 ~	129,000	116,833
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% due 03/01/29 ~	90,000	83,577
B&G Foods, Inc. 5.250% due 04/01/25	150,000	143,413
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	410,000	244,540
5.500% due 11/01/25 ~	346,000	306,193
5.750% due 08/15/27 ~	140,000	85,938
6.125% due 02/01/27 ~	185,000	118,650
7.000% due 01/15/28 ~	388,000	169,665
7.250% due 05/30/29 ~	98,000	41,767
9.000% due 12/15/25 ~	50,000	43,677
11.000% due 09/30/28 ~	239,000	170,359
BC Ltd. (Canada) 9.000% due 01/30/28 ~	106,000	106,387
Block, Inc. 3.500% due 06/01/31	483,000	400,666
Brink’s Co.
4.625% due 10/15/27 ~	197,000	183,065
5.500% due 07/15/25 ~	150,000	148,353
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	231,316
Cano Health LLC 6.250% due 10/01/28 ~	125,000	78,353
Catalent Pharma Solutions, Inc. 3.500% due 04/01/30 ~	200,000	162,195
Central Garden & Pet Co. 4.125% due 10/15/30	335,000	281,052
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	133,000	117,166
4.250% due 05/01/28 ~	192,000	175,971
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	100,000	91,139
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	115,000	87,043
5.250% due 05/15/30 ~	695,000	548,190
5.625% due 03/15/27 ~	105,000	92,631
6.000% due 01/15/29 ~	300,000	252,697
6.125% due 04/01/30 ~	194,000	115,790
6.875% due 04/15/29 ~	200,000	125,124
CoreCivic, Inc.
4.750% due 10/15/27	60,000	51,442
8.250% due 04/15/26	135,000	136,350
Darling Ingredients, Inc.
5.250% due 04/15/27 ~	99,000	96,203
6.000% due 06/15/30 ~	145,000	141,762
DaVita, Inc. 3.750% due 02/15/31 ~	454,000	363,567
Deluxe Corp. 8.000% due 06/01/29 ~	70,000	54,879
Edgewell Personal Care Co.
4.125% due 04/01/29 ~	125,000	109,203
5.500% due 06/01/28 ~	100,000	94,630
Elanco Animal Health, Inc. 6.650% due 08/28/28	130,000	126,460
Embecta Corp.
5.000% due 02/15/30 ~	80,000	66,501
6.750% due 02/15/30 ~	100,000	90,011

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Encompass Health Corp. 5.750% due 09/15/25	$100,000	$99,206
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg) 5.625% due 08/15/26 ~	100,000	94,687
Fortrea Holdings, Inc. 7.500% due 07/01/30 ~	140,000	143,531
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~	100,000	91,590
6.000% due 06/01/29 ~	150,000	123,069
9.500% due 11/01/27 ~	78,000	75,451
Gartner, Inc.
3.750% due 10/01/30 ~	150,000	130,786
4.500% due 07/01/28 ~	169,000	158,034
GEO Group, Inc. 10.500% due 06/30/28	163,000	163,554
Graham Holdings Co. 5.750% due 06/01/26 ~	100,000	98,189
Grifols Escrow Issuer SA (Spain) 4.750% due 10/15/28 ~	200,000	173,788
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500% due 06/01/26 ~	50,000	19,819
HealthEquity, Inc. 4.500% due 10/01/29 ~	100,000	88,258
Heartland Dental LLC/Heartland Dental Finance Corp. 10.500% due 04/30/28 ~	100,000	99,500
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% due 09/01/25 ~	200,000	182,243
Hologic, Inc. 4.625% due 02/01/28 ~	191,000	180,151
Ingles Markets, Inc. 4.000% due 06/15/31 ~	100,000	83,962
IQVIA, Inc. 6.500% due 05/15/30 ~	200,000	202,225
Kevlar SpA (Italy) 6.500% due 09/01/29 ~	150,000	128,625
Korn Ferry 4.625% due 12/15/27 ~	150,000	141,084
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada) 5.000% due 12/31/26 ~	255,000	233,602
Land O’Lakes Capital Trust I 7.450% due 03/15/28 ~	43,000	40,850
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	230,000	178,250
6.750% due 04/15/25 ~	380,000	353,400
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.000% due 02/01/26 ~	100,000	90,139
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 11.500% due 12/15/28 y ~	250,000	210,960
Medline Borrower LP
3.875% due 04/01/29 ~	255,000	221,852
5.250% due 10/01/29 ~	388,000	337,067
Metis Merger Sub LLC 6.500% due 05/15/29 ~	100,000	86,376
Mobius Merger Sub, Inc. 9.000% due 06/01/30 ~	17,335	15,232
ModivCare Escrow Issuer, Inc. 5.000% due 10/01/29 ~	405,000	300,083
ModivCare, Inc. 5.875% due 11/15/25 ~	72,000	66,765
Molina Healthcare, Inc.
3.875% due 05/15/32 ~	345,000	289,679
4.375% due 06/15/28 ~	150,000	138,428
MPH Acquisition Holdings LLC 5.500% due 09/01/28 ~	290,000	247,516

	Principal Amount	Value
Nathan’s Famous, Inc. 6.625% due 11/01/25 ~	$13,000	$12,979
Neptune Bidco US, Inc. 9.290% due 04/15/29 ~	325,000	298,715
NESCO Holdings II, Inc. 5.500% due 04/15/29 ~	100,000	89,623
Option Care Health, Inc. 4.375% due 10/31/29 ~	63,000	55,515
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% due 04/30/28 ~	504,000	447,857
5.125% due 04/30/31 ~	200,000	165,273
Oriflame Investment Holding PLC (Switzerland) 5.125% due 05/04/26 ~	200,000	93,896
Owens & Minor, Inc.
4.500% due 03/31/29 ~	80,000	66,510
6.625% due 04/01/30 ~	139,000	126,244
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	206,000	116,108
Performance Food Group, Inc. 4.250% due 08/01/29 ~	158,000	140,831
Perrigo Finance Unlimited Co.
3.900% due 12/15/24	200,000	193,735
4.900% due 12/15/44	200,000	154,975
Post Holdings, Inc.
4.500% due 09/15/31 ~	500,000	427,469
5.750% due 03/01/27 ~	322,000	314,741
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/27 ~	100,000	88,296
5.250% due 04/15/24 ~	158,000	156,839
5.750% due 04/15/26 ~	246,000	241,702
6.250% due 01/15/28 ~	50,000	46,912
Primo Water Holdings, Inc. (Canada) 4.375% due 04/30/29 ~	188,000	161,292
Radiology Partners, Inc. 9.250% due 02/01/28 ~	105,000	38,376
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	50,000	42,003
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	150,000	110,814
Sabre GLBL, Inc.
7.375% due 09/01/25 ~	218,000	193,759
9.250% due 04/15/25 ~	7,000	6,535
11.250% due 12/15/27 ~	105,000	89,053
Safeway, Inc. 7.250% due 02/01/31	150,000	155,849
SEG Holding LLC/SEG Finance Corp. 5.625% due 10/15/28 ~	200,000	189,670
Select Medical Corp. 6.250% due 08/15/26 ~	200,000	196,802
Service Corp. International
3.375% due 08/15/30	126,000	105,487
5.125% due 06/01/29	206,000	194,612
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625% due 11/01/26 ~	50,000	46,939
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/29 ~	345,000	276,807
Sotheby’s 7.375% due 10/15/27 ~	200,000	180,186
Sotheby’s/Bidfair Holdings, Inc. 5.875% due 06/01/29 ~	150,000	116,792
Spectrum Brands, Inc.
5.000% due 10/01/29 ~	86,000	76,848
5.750% due 07/15/25	200,000	200,001

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Surgery Center Holdings, Inc. 10.000% due 04/15/27 ~	$100,000	$102,373
Teleflex, Inc. 4.250% due 06/01/28 ~	95,000	86,899
Tenet Healthcare Corp.
4.375% due 01/15/30	236,000	213,192
4.875% due 01/01/26	545,000	531,372
5.125% due 11/01/27	276,000	263,797
6.125% due 10/01/28	655,000	631,197
6.250% due 02/01/27	530,000	525,163
6.750% due 05/15/31 ~	212,000	212,781
Toledo Hospital 5.325% due 11/15/28	164,000	133,455
TriNet Group, Inc. 3.500% due 03/01/29 ~	115,000	100,104
Turning Point Brands, Inc. 5.625% due 02/15/26 ~	100,000	91,353
United Natural Foods, Inc. 6.750% due 10/15/28 ~	65,000	53,958
United Rentals North America, Inc.
3.875% due 11/15/27	175,000	163,582
4.875% due 01/15/28	115,000	109,541
5.250% due 01/15/30	142,000	135,678
5.500% due 05/15/27	130,000	128,061
US Acute Care Solutions LLC 6.375% due 03/01/26 ~	294,000	252,040
US Foods, Inc. 6.250% due 04/15/25 ~	169,000	169,083
Verscend Escrow Corp. 9.750% due 08/15/26 ~	325,000	326,437
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/26 ~	255,000	238,344
Williams Scotsman International, Inc.
4.625% due 08/15/28 ~	100,000	91,545
6.125% due 06/15/25 ~	105,000	104,341
ZipRecruiter, Inc. 5.000% due 01/15/30 ~	100,000	85,249

		24,784,079

Diversified - 0.2%

Benteler International AG (Austria) 10.500% due 05/15/28 ~	200,000	202,191
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	100,024

		302,215

Energy - 11.3%

Aethon United BR LP/Aethon United Finance Corp. 8.250% due 02/15/26 ~	100,000	98,341
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375% due 06/15/29 ~	135,000	125,574
5.750% due 03/01/27 ~	200,000	193,067
5.750% due 01/15/28 ~	197,000	187,981
Antero Resources Corp. 7.625% due 02/01/29 ~	74,000	75,154
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000% due 11/01/26 ~	80,000	77,507
8.250% due 12/31/28 ~	165,000	162,410
Athabasca Oil Corp. (Canada) 9.750% due 11/01/26 ~	211,000	222,396
Baytex Energy Corp. (Canada)
8.500% due 04/30/30 ~	128,000	125,133
8.750% due 04/01/27 ~	185,000	187,511
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.625% due 07/15/26 ~	50,000	49,554
7.625% due 12/15/25 ~	100,000	101,181
Buckeye Partners LP
3.950% due 12/01/26	175,000	158,208
4.125% due 03/01/25 ~	127,000	120,929

	Principal Amount	Value
4.500% due 03/01/28 ~	$105,000	$94,180
5.850% due 11/15/43	250,000	185,762
Callon Petroleum Co. 6.375% due 07/01/26	155,000	151,223
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750% due 07/15/28 ~	50,000	49,232
CGG SA (France) 8.750% due 04/01/27 ~	300,000	251,590
Chesapeake Energy Corp.
5.875% due 02/01/29 ~	185,000	175,902
6.750% due 04/15/29 ~	300,000	297,941
Chord Energy Corp. 6.375% due 06/01/26 ~	150,000	148,849
Civitas Resources, Inc.
5.000% due 10/15/26 ~	60,000	56,630
8.375% due 07/01/28 ~	205,000	207,573
8.750% due 07/01/31 ~	212,000	215,191
CNX Midstream Partners LP 4.750% due 04/15/30 ~	40,000	33,967
CNX Resources Corp.
6.000% due 01/15/29 ~	250,000	231,972
7.250% due 03/14/27 ~	23,000	22,782
Comstock Resources, Inc.
5.875% due 01/15/30 ~	270,000	234,702
6.750% due 03/01/29 ~	85,000	77,857
Crescent Energy Finance LLC 7.250% due 05/01/26 ~	235,000	220,761
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625% due 05/01/27 ~	140,000	132,860
5.750% due 04/01/25	85,000	83,590
6.000% due 02/01/29 ~	105,000	98,150
8.000% due 04/01/29 ~	150,000	152,182
CrownRock LP/CrownRock Finance, Inc. 5.625% due 10/15/25 ~	94,000	92,717
CSI Compressco LP/CSI Compressco Finance, Inc. 7.500% due 04/01/25 ~	200,000	191,786
CVR Energy, Inc. 5.750% due 02/15/28 ~	125,000	110,156
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% due 06/01/28 ~	100,000	92,749
DT Midstream, Inc.
4.125% due 06/15/29 ~	95,000	83,462
4.375% due 06/15/31 ~	200,000	172,553
Earthstone Energy Holdings LLC
8.000% due 04/15/27 ~	190,000	183,678
9.875% due 07/15/31 ~	100,000	98,977
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/28 ~	325,000	295,289
Energy Ventures Gom LLC/EnVen Finance Corp. 11.750% due 04/15/26 ~	80,000	82,075
EnLink Midstream LLC
5.625% due 01/15/28 ~	75,000	72,652
6.500% due 09/01/30 ~	245,000	244,975
EnLink Midstream Partners LP
4.150% due 06/01/25	120,000	116,520
5.450% due 06/01/47	50,000	41,177
EnQuest PLC (United Kingdom) 11.625% due 11/01/27 ~	200,000	181,203
Enviva Partners LP/Enviva Partners Finance Corp.
6.500% due 01/15/26 ~	260,000	205,078
EQM Midstream Partners LP
4.000% due 08/01/24	43,000	42,104
4.750% due 01/15/31 ~	108,000	94,732
6.000% due 07/01/25 ~	221,000	218,759

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
7.500% due 06/01/27 ~	$100,000	$101,054
7.500% due 06/01/30 ~	457,000	462,884
FTAI Infra Escrow Holdings LLC 10.500% due 06/01/27 ~	200,000	196,612
Genesis Energy LP/Genesis Energy Finance Corp. 8.875% due 04/15/30	150,000	146,688
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29	100,000	92,970
7.000% due 08/01/27	150,000	145,755
Gulfport Energy Corp. 8.000% due 05/17/26 ~	200,000	201,161
Harbour Energy PLC (United Kingdom) 5.500% due 10/15/26 ~	200,000	184,104
Hess Midstream Operations LP
4.250% due 02/15/30 ~	230,000	200,903
5.625% due 02/15/26 ~	200,000	196,930
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 04/15/30 ~	50,000	45,580
6.250% due 04/15/32 ~	250,000	223,219
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000% due 02/01/28 ~	159,000	146,820
6.375% due 04/15/27 ~	35,000	34,610
Howard Midstream Energy Partners LLC
6.750% due 01/15/27 ~	100,000	95,345
due 07/15/28 #	83,000	83,519
Ithaca Energy North Sea PLC (United Kingdom) 9.000% due 07/15/26 ~	200,000	186,598
KCA Deutag U.K. Finance PLC (United Kingdom) 9.875% due 12/01/25 ~	100,000	99,375
Kinetik Holdings LP 5.875% due 06/15/30 ~	290,000	275,934
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.000% due 08/01/26 ~	100,000	96,851
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500% due 02/15/28 ~	275,000	265,570
Matador Resources Co.
5.875% due 09/15/26	330,000	320,082
6.875% due 04/15/28 ~	55,000	54,499
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/26 ~	50,000	45,966
10.500% due 05/15/27 ~	100,000	95,928
Murphy Oil Corp.
5.750% due 08/15/25	43,000	42,512
5.875% due 12/01/27	117,000	113,769
6.375% due 07/15/28	323,000	318,679
Nabors Industries Ltd. 7.250% due 01/15/26 ~	363,000	339,302
Nabors Industries, Inc.
5.750% due 02/01/25	85,000	82,353
7.375% due 05/15/27 ~	271,000	258,122
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	249,790
New Fortress Energy, Inc.
6.500% due 09/30/26 ~	300,000	268,730
6.750% due 09/15/25 ~	100,000	93,913
Noble Finance II LLC 8.000% due 04/15/30 ~	90,000	91,594
Northern Oil & Gas, Inc. 8.750% due 06/15/31 ~	58,000	57,057
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	233,374
NuStar Logistics LP 6.000% due 06/01/26	171,000	166,726

	Principal Amount	Value
Occidental Petroleum Corp. 3.500% due 08/15/29	$334,635	$287,749
Oceaneering International, Inc.
4.650% due 11/15/24	200,000	195,458
6.000% due 02/01/28	100,000	94,844
Parkland Corp. (Canada)
4.500% due 10/01/29 ~	140,000	121,589
5.875% due 07/15/27 ~	132,000	127,482
Patterson-UTI Energy, Inc. 3.950% due 02/01/28	250,000	224,211
PBF Holding Co. LLC/PBF Finance Corp. 6.000% due 02/15/28	150,000	140,346
PDC Energy, Inc. 6.125% due 09/15/24	100,000	100,039
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~	125,000	113,058
7.125% due 01/15/26 ~	200,000	197,733
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	180,285
Range Resources Corp. 4.750% due 02/15/30 ~	29,000	26,021
Rockies Express Pipeline LLC 3.600% due 05/15/25 ~	250,000	236,484
SM Energy Co.
5.625% due 06/01/25	113,000	110,554
6.625% due 01/15/27	100,000	97,215
6.750% due 09/15/26	60,000	58,537
Southwestern Energy Co.
5.375% due 03/15/30	50,000	46,707
5.700% due 01/23/25	14,000	13,939
8.375% due 09/15/28	150,000	156,304
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.750% due 04/15/25	140,000	127,351
Sunnova Energy Corp. 5.875% due 09/01/26 ~	110,000	100,639
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29	200,000	177,664
6.000% due 04/15/27	359,000	354,035
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 12/31/30 ~	215,000	189,682
6.000% due 09/01/31 ~	200,000	172,561
7.500% due 10/01/25 ~	300,000	299,716
Tap Rock Resources LLC 7.000% due 10/01/26 ~	260,000	268,034
TerraForm Power Operating LLC 4.750% due 01/15/30 ~	177,000	156,373
TransMontaigne Partners LP/TLP Finance Corp. 6.125% due 02/15/26	50,000	43,315
Transocean, Inc. 9.350% due 12/15/41	490,000	391,522
Valaris Ltd. 8.375% due 04/30/30 ~	89,000	89,385
Venture Global Calcasieu Pass LLC
4.125% due 08/15/31 ~	44,000	37,901
6.250% due 01/15/30 ~	243,000	241,269
Venture Global LNG, Inc.
8.125% due 06/01/28 ~	344,000	349,764
8.375% due 06/01/31 ~	313,000	315,976
Vital Energy, Inc.
9.500% due 01/15/25	180,000	178,844
10.125% due 01/15/28	125,000	122,691
W&T Offshore, Inc. 11.750% due 02/01/26 ~	150,000	149,734

		20,238,373

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Financial - 10.5%

Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~	$340,000	$293,823
7.000% due 11/15/25 ~	275,000	266,581
Advisor Group Holdings, Inc. 10.750% due 08/01/27 ~	100,000	100,766
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	66,755
AG TTMT Escrow Issuer LLC 8.625% due 09/30/27 ~	120,000	123,111
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250% due 10/15/27 ~	220,000	197,745
5.875% due 11/01/29 ~	200,000	174,189
6.750% due 10/15/27 ~	350,000	329,500
6.750% due 04/15/28 ~	80,000	79,428
Ally Financial, Inc.
5.750% due 11/20/25	300,000	289,099
6.700% due 02/14/33	150,000	132,855
AmWINS Group, Inc. 4.875% due 06/30/29 ~	85,000	76,847
Apollo Commercial Real Estate Finance, Inc. REIT 4.625% due 06/15/29 ~	150,000	117,131
Aretec Escrow Issuer, Inc. 7.500% due 04/01/29 ~	300,000	260,943
Assurant, Inc. 7.000% due 03/27/48	200,000	192,384
AssuredPartners, Inc. 7.000% due 08/15/25 ~	64,000	63,286
Blackstone Mortgage Trust, Inc. REIT 3.750% due 01/15/27 ~	250,000	209,803
Brightsphere Investment Group, Inc. 4.800% due 07/27/26	100,000	93,734
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/27 ~	150,000	126,501
5.750% due 05/15/26 ~	300,000	275,178
Burford Capital Global Finance LLC 6.875% due 04/15/30 ~	200,000	182,513
Castlelake Aviation Finance DAC 5.000% due 04/15/27 ~	100,000	88,643
Coinbase Global, Inc. 3.625% due 10/01/31 ~	85,000	50,313
Credit Acceptance Corp. 6.625% due 03/15/26	200,000	192,366
CTR Partnership LP/CareTrust Capital Corp. REIT 3.875% due 06/30/28 ~	100,000	86,104
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	200,000	181,180
Enstar Finance LLC 5.500% due 01/15/42	250,000	186,965
Freedom Mortgage Corp.
6.625% due 01/15/27 ~	200,000	173,350
7.625% due 05/01/26 ~	190,000	175,128
Genworth Holdings, Inc. 6.500% due 06/15/34	100,000	87,660
GGAM Finance Ltd. (Ireland)
7.750% due 05/15/26 ~	150,000	150,700
8.000% due 06/15/28 ~	100,000	100,150
Global Aircraft Leasing Co. Ltd. (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	350,000	320,789
Global Net Lease, Inc./Global Net Lease Operating Partnership LP REIT 3.750% due 12/15/27 ~	250,000	183,655

	Principal Amount	Value
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~	$75,000	$68,486
5.375% due 12/01/24 ~	82,000	79,624
GTCR AP Finance, Inc. 8.000% due 05/15/27 ~	50,000	49,072
HAT Holdings I LLC/HAT Holdings II LLC REIT 3.375% due 06/15/26 ~	300,000	269,184
Hightower Holding LLC 6.750% due 04/15/29 ~	83,000	71,870
HUB International Ltd.
7.000% due 05/01/26 ~	245,000	244,655
7.250% due 06/15/30 ~	360,000	372,064
Hunt Cos., Inc. 5.250% due 04/15/29 ~	200,000	159,008
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/27	600,000	518,028
6.250% due 05/15/26	100,000	91,102
6.375% due 12/15/25	50,000	46,525
Intesa Sanpaolo SpA (Italy) 5.017% due 06/26/24 ~	400,000	387,597
Iron Mountain Information Management Services, Inc. REIT 5.000% due 07/15/32 ~	150,000	129,709
Iron Mountain, Inc. REIT
4.875% due 09/15/27 ~	425,000	401,876
5.000% due 07/15/28 ~	65,000	60,286
5.250% due 07/15/30 ~	125,000	112,749
7.000% due 02/15/29 ~	183,000	183,505
Jane Street Group/JSG Finance, Inc. 4.500% due 11/15/29 ~	350,000	301,524
Jefferson Capital Holdings LLC 6.000% due 08/15/26 ~	5,000	4,069
Jones Deslauriers Insurance Management, Inc. (Canada) 8.500% due 03/15/30 ~	245,000	250,232
Kennedy-Wilson, Inc.
4.750% due 03/01/29	155,000	122,702
4.750% due 02/01/30	180,000	135,920
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT
4.750% due 06/15/29 ~	225,000	183,331
5.250% due 10/01/25 ~	250,000	236,297
LD Holdings Group LLC 6.500% due 11/01/25 ~	96,000	75,869
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	100,000	63,191
Macquarie Airfinance Holdings Ltd. (United Kingdom) 8.375% due 05/01/28 ~	95,000	96,422
Midcap Financial Issuer Trust 5.625% due 01/15/30 ~	250,000	198,758
MPT Operating Partnership LP/MPT Finance Corp. REIT
3.500% due 03/15/31	190,000	131,105
5.250% due 08/01/26	500,000	444,981
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/30 ~	105,000	85,271
Navient Corp.
5.000% due 03/15/27	390,000	349,254
5.625% due 08/01/33	150,000	112,957
6.125% due 03/25/24	100,000	99,308
6.750% due 06/25/25	200,000	196,820
6.750% due 06/15/26	100,000	96,510
9.375% due 07/25/30	67,000	66,702
NFP Corp.
6.875% due 08/15/28 ~	70,000	60,860
7.500% due 10/01/30 ~	133,000	128,891

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Office Properties Income Trust REIT 4.250% due 05/15/24	$100,000	$94,405
Ohio National Financial Services, Inc. 6.800% due 01/24/30 ~	400,000	372,390
OneMain Finance Corp.
3.500% due 01/15/27	355,000	304,934
4.000% due 09/15/30	160,000	123,344
6.625% due 01/15/28	216,000	203,962
6.875% due 03/15/25	238,000	235,869
7.125% due 03/15/26	210,000	206,513
9.000% due 01/15/29	68,000	68,636
Oxford Finance LLC/Oxford Finance Co.- Issuer II, Inc. 6.375% due 02/01/27 ~	75,000	69,870
Pacific Western Bank 3.250% due 05/01/31	100,000	51,541
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer REIT 4.875% due 05/15/29 ~	388,000	334,757
PennyMac Financial Services, Inc.
5.375% due 10/15/25 ~	225,000	212,862
5.750% due 09/15/31 ~	100,000	81,658
PRA Group, Inc. 8.375% due 02/01/28 ~	75,000	68,016
Provident Funding Associates LP/PFG Finance Corp. 6.375% due 06/15/25 ~	50,000	44,189
Radian Group, Inc. 4.875% due 03/15/27	150,000	141,600
Realogy Group LLC/Realogy Co-Issuer Corp. 5.250% due 04/15/30 ~	273,000	194,320
RHP Hotel Properties LP/RHP Finance Corp. REIT
4.500% due 02/15/29 ~	110,000	97,449
7.250% due 07/15/28 ~	66,000	66,735
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.875% due 10/15/26 ~	242,000	214,425
4.000% due 10/15/33 ~	50,000	39,160
Ryan Specialty Group LLC 4.375% due 02/01/30 ~	120,000	106,374
SBA Communications Corp. REIT 3.125% due 02/01/29	315,000	267,295
Service Properties Trust REIT
4.650% due 03/15/24	100,000	98,470
4.750% due 10/01/26	150,000	130,397
5.500% due 12/15/27	350,000	308,063
SLM Corp.
3.125% due 11/02/26	175,000	151,553
4.200% due 10/29/25	110,000	102,310
Starwood Property Trust, Inc. REIT
3.625% due 07/15/26 ~	110,000	94,797
3.750% due 12/31/24 ~	63,000	59,121
4.375% due 01/15/27 ~	125,000	107,773
4.750% due 03/15/25	138,000	130,570
StoneX Group, Inc. 8.625% due 06/15/25 ~	75,000	75,814
Synchrony Financial 7.250% due 02/02/33	188,000	169,486
Synovus Financial Corp. 5.900% due 02/07/29	100,000	91,200
UniCredit SpA (Italy) 5.459% due 06/30/35 ~	450,000	382,256
United Wholesale Mortgage LLC 5.500% due 11/15/25 ~	95,000	90,500
Uniti Group LP/Uniti Fiber Holdings,
Inc./CSL Capital LLC REIT 6.000% due 01/15/30 ~	150,000	101,769

	Principal Amount	Value
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT
4.750% due 04/15/28 ~	$250,000	$207,702
6.500% due 02/15/29 ~	275,000	194,891
10.500% due 02/15/28 ~	186,000	184,691
USI, Inc. 6.875% due 05/01/25 ~	105,000	104,350
Western Alliance Bancorp 3.000% due 06/15/31	200,000	149,500

		18,851,006

Industrial - 12.3%
Advanced Drainage Systems, Inc. 6.375% due 06/15/30 ~	82,000	81,214
AECOM 5.125% due 03/15/27	165,000	159,812
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~	100,000	86,010
4.000% due 09/01/29 ~	350,000	277,588
6.000% due 06/15/27 ~	200,000	196,676
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250% due 04/30/25 ~	200,000	195,853
Artera Services LLC 9.033% due 12/04/25 ~	90,000	78,876
ATS Corp. (Canada) 4.125% due 12/15/28 ~	200,000	179,214
Ball Corp.
4.000% due 11/15/23	71,000	70,531
4.875% due 03/15/26	265,000	258,007
5.250% due 07/01/25	190,000	188,528
6.000% due 06/15/29	175,000	173,906
6.875% due 03/15/28	155,000	158,227
Berry Global, Inc. 4.500% due 02/15/26 ~	89,000	84,851
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~	67,000	63,403
7.125% due 06/15/26 ~	366,000	363,926
7.500% due 02/01/29 ~	115,000	113,801
BWX Technologies, Inc. 4.125% due 04/15/29 ~	200,000	180,800
Calderys Financing LLC (France) 11.250% due 06/01/28 ~	125,000	128,255
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	390,000	342,018
Cascades, Inc./Cascades USA, Inc. (Canada) 5.125% due 01/15/26 ~	250,000	239,514
Chart Industries, Inc.
7.500% due 01/01/30 ~	402,000	410,645
9.500% due 01/01/31 ~	100,000	106,202
Clean Harbors, Inc. 5.125% due 07/15/29 ~	100,000	94,776
Clearwater Paper Corp.
4.750% due 08/15/28 ~	250,000	220,309
5.375% due 02/01/25 ~	50,000	48,825
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/30 ~	327,000	289,010
Coherent Corp. 5.000% due 12/15/29 ~	200,000	180,761
Covanta Holding Corp. 5.000% due 09/01/30	200,000	170,060
CP Atlas Buyer, Inc. 7.000% due 12/01/28 ~	200,000	157,225
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/26	190,000	180,099
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% due 02/01/26	250,000	242,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Emerald Debt Merger Sub LLC 6.625% due 12/15/30 ~	$360,000	$357,300
Energizer Holdings, Inc.
4.750% due 06/15/28 ~	100,000	89,300
6.500% due 12/31/27 ~	100,000	96,265
EnerSys 4.375% due 12/15/27 ~	150,000	138,285
EnPro Industries, Inc. 5.750% due 10/15/26	100,000	97,090
F-Brasile SpA/F-Brasile US LLC (Italy) 7.375% due 08/15/26 ~	200,000	181,227
Fluor Corp. 3.500% due 12/15/24	155,000	150,283
FXI Holdings, Inc. 12.250% due 11/15/26 ~	113,000	101,983
GFL Environmental, Inc. (Canada)
3.750% due 08/01/25 ~	506,000	481,848
4.250% due 06/01/25 ~	265,000	255,965
GrafTech Global Enterprises, Inc. 9.875% due 12/15/28 ~	90,000	89,438
Graphic Packaging International LLC
3.750% due 02/01/30 ~	125,000	107,950
4.125% due 08/15/24	100,000	97,883
4.750% due 07/15/27 ~	200,000	190,426
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/29 ~	250,000	209,033
Griffon Corp. 5.750% due 03/01/28	125,000	117,039
Hillenbrand, Inc.
3.750% due 03/01/31	125,000	105,113
5.750% due 06/15/25	165,000	163,581
Howmet Aerospace, Inc.
5.950% due 02/01/37	147,000	149,828
6.750% due 01/15/28	257,000	266,514
6.875% due 05/01/25	12,000	12,202
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	200,000	182,500
Imola Merger Corp. 4.750% due 05/15/29 ~	530,000	461,482
James Hardie International Finance DAC 5.000% due 01/15/28 ~	200,000	187,578
Knife River Corp. 7.750% due 05/01/31 ~	65,000	65,898
LABL, Inc.
5.875% due 11/01/28 ~	40,000	36,454
9.500% due 11/01/28 ~	43,000	43,801
Likewize Corp. 9.750% due 10/15/25 ~	120,000	115,546
Louisiana-Pacific Corp. 3.625% due 03/15/29 ~	99,000	86,766
LSB Industries, Inc. 6.250% due 10/15/28 ~	283,000	252,964
Madison IAQ LLC 4.125% due 06/30/28 ~	210,000	185,102
MasTec, Inc. 6.625% due 08/15/29 ~	100,000	90,527
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/26 ~	350,000	348,106
9.250% due 04/15/27 ~	505,000	466,709
Moog, Inc. 4.250% due 12/15/27 ~	100,000	92,628
Mueller Water Products, Inc. 4.000% due 06/15/29 ~	50,000	44,417
NAC Aviation 29 DAC (Ireland) 4.750% due 06/30/26	219,174	188,490
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~	120,000	109,372
9.750% due 07/15/28 ~	250,000	241,699

	Principal Amount	Value
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.500% due 04/15/30 ~	$100,000	$91,990
Owens-Brockway Glass Container, Inc.
6.375% due 08/15/25 ~	300,000	300,963
7.250% due 05/15/31 ~	100,000	101,375
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer, Inc. 4.375% due 10/15/28 ~	100,000	86,702
Pactiv Evergreen Group Issuer, Inc./Pactiv
Evergreen Group Issuer LLC 4.000% due 10/15/27 ~	200,000	177,098
Pactiv LLC
7.950% due 12/15/25	100,000	100,969
8.375% due 04/15/27	100,000	101,386
Railworks Holdings LP/Railworks Rally, Inc. 8.250% due 11/15/28 ~	150,000	139,566
Rand Parent LLC 8.500% due 02/15/30 ~	230,000	208,438
Roller Bearing Co. of America, Inc. 4.375% due 10/15/29 ~	50,000	44,858
Sealed Air Corp.
5.000% due 04/15/29 ~	100,000	93,153
5.125% due 12/01/24 ~	50,000	49,455
5.500% due 09/15/25 ~	290,000	285,719
6.125% due 02/01/28 ~	107,000	106,328
6.875% due 07/15/33 ~	54,000	56,093
Seaspan Corp. (Hong Kong) 5.500% due 08/01/29 ~	121,000	94,903
Sensata Technologies BV
5.000% due 10/01/25 ~	250,000	244,981
5.875% due 09/01/30 ~	109,000	106,095
Silgan Holdings, Inc. 4.125% due 02/01/28	140,000	128,583
Spirit AeroSystems, Inc.
3.850% due 06/15/26	350,000	325,607
4.600% due 06/15/28	55,000	46,196
7.500% due 04/15/25 ~	75,000	74,206
9.375% due 11/30/29 ~	150,000	160,774
SPX FLOW, Inc. 8.750% due 04/01/30 ~	167,000	150,492
Standard Industries, Inc.
3.375% due 01/15/31 ~	466,000	375,663
5.000% due 02/15/27 ~	460,000	438,844
Stericycle, Inc.
3.875% due 01/15/29 ~	324,000	288,115
5.375% due 07/15/24 ~	201,000	198,583
Summit Materials LLC/Summit Materials Finance Corp.
5.250% due 01/15/29 ~	165,000	156,082
6.500% due 03/15/27 ~	175,000	174,062
Tervita Corp. (Canada) 11.000% due 12/01/25 ~	210,000	223,635
Titan Acquisition Ltd./Titan Co.-Borrower
LLC (Canada) 7.750% due 04/15/26 ~	155,000	140,853
TopBuild Corp. 4.125% due 02/15/32 ~	35,000	29,855
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	233,102
TransDigm, Inc.
4.625% due 01/15/29	488,000	434,675
6.250% due 03/15/26 ~	590,000	587,648
6.750% due 08/15/28 ~	689,000	692,473
Trident TPI Holdings, Inc. 12.750% due 12/31/28 ~	110,000	114,208
TriMas Corp. 4.125% due 04/15/29 ~	100,000	89,206
Trinity Industries, Inc.
4.550% due 10/01/24	175,000	171,658
7.750% due 07/15/28 ~	70,000	70,481

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Triumph Group, Inc. 9.000% due 03/15/28 ~	$137,000	$140,054
Trivium Packaging Finance BV (Netherlands) 8.500% due 08/15/27 ~	200,000	192,767
TTM Technologies, Inc. 4.000% due 03/01/29 ~	390,000	331,894
Tutor Perini Corp. 6.875% due 05/01/25 ~	150,000	124,591
Waste Pro USA, Inc. 5.500% due 02/15/26 ~	240,000	222,905
Watco Cos LLC/Watco Finance Corp. 6.500% due 06/15/27 ~	200,000	190,313
Werner FinCo LP/Werner FinCo, Inc. 11.500% due 06/15/28 ~	100,000	97,110
WESCO Distribution, Inc. 7.125% due 06/15/25 ~	220,000	222,516
7.250% due 06/15/28 ~	190,000	193,982
XPO CNW, Inc. 6.700% due 05/01/34	250,000	249,673
XPO, Inc. 7.125% due 06/01/31 ~	83,000	83,732

		22,124,641

Technology - 3.6%
Ahead DB Holdings LLC 6.625% due 05/01/28 ~	33,000	26,874
Alteryx, Inc. 8.750% due 03/15/28 ~	94,000	92,426
ams-OSRAM AG (Austria) 7.000% due 07/31/25 ~	200,000	176,784
AthenaHealth Group, Inc. 6.500% due 02/15/30 ~	435,000	366,548
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	147,190
Capstone Borrower, Inc. 8.000% due 06/15/30 ~	100,000	98,848
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/29 ~	185,000	183,115
Cloud Software Group, Inc.
6.500% due 03/31/29 ~	775,000	690,781
9.000% due 09/30/29 ~	620,000	542,156
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.000% due 11/01/29 ~	100,000	81,925
Consensus Cloud Solutions, Inc. 6.500% due 10/15/28 ~	90,000	77,031
Crane NXT Co.
4.200% due 03/15/48	50,000	34,269
6.550% due 11/15/36	50,000	51,964
Crowdstrike Holdings, Inc. 3.000% due 02/15/29	115,000	99,272
CWT Travel Group, Inc. 8.500% due 11/19/26 ~	148,000	81,567
Elastic NV 4.125% due 07/15/29 ~	165,000	142,494
Entegris Escrow Corp. 5.950% due 06/15/30 ~	250,000	239,907
Exela Intermediate LLC/Exela Finance, Inc. 11.500% due 07/15/26 ~	296,000	28,120
Fair Isaac Corp.
4.000% due 06/15/28 ~	100,000	91,831
5.250% due 05/15/26 ~	100,000	97,675
McAfee Corp. 7.375% due 02/15/30 ~	465,000	404,809
NCR Corp. 5.125% due 04/15/29 ~	96,000	85,074
ON Semiconductor Corp. 3.875% due 09/01/28 ~	205,000	186,801
Open Text Corp. (Canada) 3.875% due 12/01/29 ~	117,000	97,905

	Principal Amount	Value
Presidio Holdings, Inc. 4.875% due 02/01/27 ~	$150,000	$140,926
PTC, Inc.
3.625% due 02/15/25 ~	77,000	74,424
4.000% due 02/15/28 ~	363,000	334,507
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	200,000	90,214
Rocket Software, Inc. 6.500% due 02/15/29 ~	200,000	168,621
Science Applications International Corp. 4.875% due 04/01/28 ~	160,000	149,014
Seagate HDD Cayman
5.750% due 12/01/34	50,000	44,421
8.250% due 12/15/29 ~	150,000	156,805
8.500% due 07/15/31 ~	150,000	157,482
SS&C Technologies, Inc. 5.500% due 09/30/27 ~	318,000	304,853
Synaptics, Inc. 4.000% due 06/15/29 ~	200,000	168,147
Unisys Corp. 6.875% due 11/01/27 ~	200,000	144,270
Veritas US, Inc./Veritas Bermuda Ltd. 7.500% due 09/01/25 ~	50,000	40,642
Western Digital Corp. 4.750% due 02/15/26	220,000	209,752
Xerox Corp. 6.750% due 12/15/39	150,000	112,382

		6,421,826

Utilities - 3.0%
Algonquin Power & Utilities Corp. (Canada) 4.750% due 01/18/82	100,000	79,636
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500% due 05/20/25	65,000	62,814
5.875% due 08/20/26	484,000	455,686
9.375% due 06/01/28 ~	63,000	64,043
Calpine Corp.
3.750% due 03/01/31 ~	265,000	214,934
4.500% due 02/15/28 ~	107,000	96,974
4.625% due 02/01/29 ~	200,000	168,971
5.000% due 02/01/31 ~	185,000	153,245
5.125% due 03/15/28 ~	339,000	302,992
5.250% due 06/01/26 ~	83,000	80,228
Clearway Energy Operating LLC
3.750% due 02/15/31 ~	35,000	29,077
3.750% due 01/15/32 ~	175,000	142,724
4.750% due 03/15/28 ~	174,000	160,701
DPL, Inc.
4.125% due 07/01/25	150,000	143,019
4.350% due 04/15/29	150,000	131,442
Edison International 8.125% due 06/15/53	200,000	204,590
FirstEnergy Corp.
1.600% due 01/15/26	100,000	90,769
2.050% due 03/01/25	100,000	93,672
7.375% due 11/15/31	450,000	513,803
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	279,068
4.500% due 09/15/27 ~	158,000	146,924
NRG Energy, Inc.
3.375% due 02/15/29 ~	90,000	73,693
3.875% due 02/15/32 ~	639,000	493,091
5.750% due 01/15/28	103,000	97,705
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/28 ~	185,000	169,133
PG&E Corp. 5.000% due 07/01/28	115,000	105,630
Pike Corp. 5.500% due 09/01/28 ~	171,000	153,696

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Principal Amount	Value
Solaris Midstream Holdings LLC 7.625% due 04/01/26 ~	$100,000	$96,875
Talen Energy Supply LLC 8.625% due 06/01/30 ~	230,000	238,264
TransAlta Corp. (Canada) 6.500% due 03/15/40	100,000	95,319
Vistra Operations Co. LLC
5.000% due 07/31/27 ~	74,000	69,332
5.625% due 02/15/27 ~	250,000	239,844

		5,447,894

Total Corporate Bonds & Notes (Cost $192,916,307)		175,393,738

TOTAL INVESTMENTS - 97.7% (Cost $192,961,298)		175,397,401

OTHER ASSETS & LIABILITIES, NET - 2.3%		4,115,377

NET ASSETS - 100.0%		$179,512,778

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	23.6%
Communications	15.0%
Consumer, Non-Cyclical	13.8%
Industrial	12.3%
Energy	11.3%
Financial	10.5%
Basic Materials	4.4%
Technology	3.6%
Utilities	3.0%
Others (each less than 3.0%)	0.2%

97.7%
Other Assets & Liabilities, Net	2.3%

100.0%

(b)	Investments with a total aggregate value of $243,730 or less than 0.1% of the Fund’s net assets were in default as of June 30, 2023.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,663	$3,663	$-	$-
	Corporate Bonds & Notes	175,393,738	-	175,393,738	-

	Total	$175,397,401	$3,663	$175,393,738	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 0.6%
Axalta Coating Systems Ltd. *	926	$30,382
Ecolab, Inc.	7,565	1,412,310
FMC Corp.	728	75,960
Linde PLC	1,805	687,849
PPG Industries, Inc.	2,305	341,831
RPM International, Inc.	950	85,243
Sherwin-Williams Co.	7,755	2,059,108
Southern Copper Corp. (Mexico)	3,336	239,325
Valvoline, Inc.	1,758	65,943

		4,997,951

Communications - 18.1%
Airbnb, Inc. Class A *	15,866	2,033,387
Alphabet, Inc. Class A *	232,652	27,848,444
Alphabet, Inc. Class C *	201,622	24,390,213
Amazon.com, Inc. *	352,724	45,981,101
Arista Networks, Inc. *	9,814	1,590,457
Booking Holdings, Inc. *	1,453	3,923,579
Cable One, Inc.	16	10,513
CDW Corp.	4,982	914,197
Charter Communications, Inc. Class A *	4,068	1,494,461
Coupang, Inc. * (South Korea)	42,865	745,851
DoorDash, Inc. Class A *	9,242	706,274
eBay, Inc.	1,296	57,918
Etsy, Inc. *	2,693	227,855
Expedia Group, Inc.*	4,112	449,812
FactSet Research Systems, Inc.	1,501	601,376
Gen Digital, Inc.	3,380	62,699
GoDaddy, Inc. Class A *	3,654	274,525
Iridium Communications, Inc.	4,564	283,516
Liberty Broadband Corp. Class A *	98	7,813
Liberty Broadband Corp. Class C *	943	75,544
Lyft, Inc. Class A *	11,133	106,765
Match Group, Inc.*	10,247	428,837
Meta Platforms, Inc. Class A *	86,596	24,851,320
Motorola Solutions, Inc.	5,949	1,744,723
Netflix, Inc. *	17,167	7,561,892
Nexstar Media Group, Inc.	459	76,446
Okta, Inc. *	376	26,076
Palo Alto Networks, Inc.*	11,673	2,982,568
Pinterest, Inc. Class A *	23,208	634,507
Roku, Inc. *	598	38,248
Spotify Technology SA *	5,369	861,993
Trade Desk, Inc. Class A *	17,298	1,335,752
Uber Technologies, Inc. *	75,924	3,277,639
Ubiquiti, Inc.	78	13,708
VeriSign, Inc. *	188	42,482
Wayfair, Inc. Class A *	1,126	73,201
World Wrestling Entertainment, Inc. Class A	1,561	169,322

		155,905,014

Consumer, Cyclical - 11.5%
Allison Transmission Holdings, Inc.	345	19,479
American Airlines Group, Inc. *	9,425	169,085
AutoZone, Inc. *	600	1,496,016
Best Buy Co., Inc.	1,044	85,556
BJ’s Wholesale Club Holdings, Inc. *	1,800	113,418
Brunswick Corp.	343	29,718
Burlington Stores, Inc. *	2,567	404,020
Caesars Entertainment, Inc. *	3,290	167,691
CarMax, Inc. *	567	47,458
Casey’s General Stores, Inc.	210	51,215
Chipotle Mexican Grill, Inc. *	1,076	2,301,564
Choice Hotels International, Inc.	1,350	158,652
Churchill Downs, Inc.	2,816	391,903
Copart, Inc. *	16,786	1,531,051

	Shares	Value
Costco Wholesale Corp.	17,345	$9,338,201
Crocs, Inc. *	2,379	267,495
Darden Restaurants, Inc.	2,205	368,411
Deckers Outdoor Corp. *	1,025	540,852
Delta Air Lines, Inc. *	1,280	60,851
Dick’s Sporting Goods, Inc.	186	24,587
Dollar General Corp.	8,567	1,454,505
Domino’s Pizza, Inc.	1,384	466,394
DraftKings, Inc. Class A *	16,353	434,499
Fastenal Co.	16,734	987,139
Ferguson PLC	436	68,587
Five Below, Inc. *	2,153	423,151
Floor & Decor Holdings, Inc. Class A *	4,066	422,701
Freshpet, Inc. *	491	32,313
Hilton Worldwide Holdings, Inc.	4,607	670,549
Home Depot, Inc.	39,649	12,316,565
Las Vegas Sands Corp. *	12,067	699,886
Live Nation Entertainment, Inc. *	1,383	126,005
Lowe’s Cos., Inc.	17,125	3,865,112
Lululemon Athletica, Inc. *	4,319	1,634,742
Marriott International, Inc. Class A	9,876	1,814,122
McDonald’s Corp.	11,792	3,518,851
Murphy USA, Inc.	732	227,733
NIKE, Inc. Class B	24,813	2,738,611
Norwegian Cruise Line Holdings Ltd. *	3,984	86,732
NVR, Inc. *	10	63,506
O’Reilly Automotive, Inc. *	2,026	1,935,438
Ollie’s Bargain Outlet Holdings, Inc. *	774	44,838
Peloton Interactive, Inc. Class A *	12,054	92,695
Planet Fitness, Inc. Class A *	1,590	107,230
Polaris, Inc.	185	22,372
Pool Corp.	1,502	562,709
RH *	104	34,277
Ross Stores, Inc.	12,261	1,374,826
Royal Caribbean Cruises Ltd. *	2,756	285,907
Scotts Miracle-Gro Co.	1,614	101,182
SiteOne Landscape Supply, Inc. *	560	93,722
Skechers USA, Inc. Class A *	592	31,175
Starbucks Corp.	44,168	4,375,282
Tapestry, Inc.	531	22,727
Target Corp.	18,005	2,374,859
Tempur Sealy International, Inc.	1,324	53,053
Tesla, Inc. *	108,021	28,276,657
Texas Roadhouse, Inc.	2,614	293,500
TJX Cos., Inc.	44,915	3,808,343
Tractor Supply Co.	4,244	938,348
Travel & Leisure Co.	1,315	53,047
Ulta Beauty, Inc. *	1,933	909,660
Vail Resorts, Inc.	155	39,023
Victoria’s Secret, Inc. *	1,859	32,402
Watsco, Inc.	323	123,215
Wendy’s Co.	7,159	155,708
Williams-Sonoma, Inc.	329	41,171
Wingstop, Inc.	1,171	234,387
WW Grainger, Inc.	1,742	1,373,724
Wyndham Hotels & Resorts, Inc.	233	15,977
Wynn Resorts Ltd.	248	26,191
YETI Holdings, Inc. *	3,374	131,046
Yum! Brands, Inc.	9,633	1,334,652

		98,918,269

Consumer, Non-Cyclical - 15.3%
10X Genomics, Inc. Class A *	3,361	187,678
Abbott Laboratories	4,270	465,515
AbbVie, Inc.	69,086	9,307,957
agilon health, Inc. *	9,633	167,036
Albertsons Cos., Inc. Class A	1,401	30,570
Align Technology, Inc. *	2,987	1,056,323
Alnylam Pharmaceuticals, Inc. *	3,889	738,677
AmerisourceBergen Corp.	6,300	1,212,309

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Amgen, Inc.	14,221	$3,157,346
Apellis Pharmaceuticals, Inc. *	3,900	355,290
Automatic Data Processing, Inc.	13,892	3,053,323
Avery Dennison Corp.	1,039	178,500
Avis Budget Group, Inc. *	275	62,884
Bio-Techne Corp.	5,740	468,556
BioMarin Pharmaceutical, Inc. *	864	74,892
Block, Inc. *	7,892	525,370
Booz Allen Hamilton Holding Corp.	5,182	578,311
Boston Beer Co., Inc. Class A *	356	109,805
Bright Horizons Family Solutions, Inc. *	278	25,701
Brown-Forman Corp. Class A	1,570	106,870
Brown-Forman Corp. Class B	5,711	381,381
Bruker Corp.	4,159	307,433
Cardinal Health, Inc.	5,167	488,643
Celsius Holdings, Inc. *	2,126	317,178
Certara, Inc. *	2,623	47,765
Chemed Corp.	410	222,085
Church & Dwight Co., Inc.	8,563	858,269
Cigna Group	846	237,388
Cintas Corp.	3,017	1,499,690
Clorox Co.	4,838	769,436
Coca-Cola Co.	75,629	4,554,378
Constellation Brands, Inc. Class A	599	147,432
CoStar Group, Inc. *	6,802	605,378
DaVita, Inc. *	2,077	208,676
Dexcom, Inc. *	15,134	1,944,870
Edwards Lifesciences Corp. *	23,566	2,222,981
Elevance Health, Inc.	1,234	548,254
Eli Lilly & Co.	33,132	15,538,245
Equifax, Inc.	3,299	776,255
Estee Lauder Cos., Inc. Class A	2,834	556,541
Euronet Worldwide, Inc. *	923	108,333
Exact Sciences Corp. *	2,423	227,520
Exelixis, Inc. *	9,256	176,882
FleetCor Technologies, Inc. *	2,615	656,574
FTI Consulting, Inc. *	241	45,838
Gartner, Inc. *	3,031	1,061,790
GE HealthCare Technologies, Inc. *	929	75,472
Ginkgo Bioworks Holdings, Inc. *	9,821	18,267
Grand Canyon Education, Inc. *	330	34,059
H&R Block, Inc.	3,747	119,417
HCA Healthcare, Inc.	1,657	502,866
Hershey Co.	4,277	1,067,967
Horizon Therapeutics PLC *	7,880	810,458
Humana, Inc.	2,122	948,810
ICON PLC *	475	118,845
IDEXX Laboratories, Inc. *	3,231	1,622,705
Illumina, Inc. *	1,844	345,732
Incyte Corp. *	5,321	331,232
Inspire Medical Systems, Inc. *	1,124	364,895
Insulet Corp. *	2,716	783,131
Intuitive Surgical, Inc. *	13,673	4,675,346
Ionis Pharmaceuticals, Inc. *	4,700	192,841
IQVIA Holdings, Inc. *	6,687	1,503,037
Jazz Pharmaceuticals PLC *	1,237	153,351
Karuna Therapeutics, Inc. *	1,243	269,545
Kimberly-Clark Corp.	12,407	1,712,910
Lamb Weston Holdings, Inc.	5,469	628,662
Maravai LifeSciences Holdings, Inc. Class A *	2,487	30,913
MarketAxess Holdings, Inc.	1,467	383,503
Masimo Corp. *	1,858	305,734
McKesson Corp.	2,043	872,994
Medpace Holdings, Inc. *	911	218,795
Merck & Co., Inc.	18,298	2,111,406
Molina Healthcare, Inc. *	1,229	370,224
Monster Beverage Corp. *	29,118	1,672,538
Moody’s Corp.	5,665	1,969,834
Morningstar, Inc.	1,005	197,050

	Shares	Value
Natera, Inc. *	4,048	$196,976
Neurocrine Biosciences, Inc. *	3,752	353,814
Novocure Ltd. *	4,004	166,166
Paylocity Holding Corp. *	1,678	309,641
PayPal Holdings, Inc. *	39,821	2,657,255
Penumbra, Inc. *	1,408	484,436
PepsiCo, Inc.	37,269	6,902,964
Performance Food Group Co. *	2,816	169,636
Procter & Gamble Co.	17,328	2,629,351
Quanta Services, Inc.	1,479	290,550
RB Global, Inc. (Canada)	5,435	326,100
Regeneron Pharmaceuticals, Inc. *	276	198,317
Repligen Corp. *	960	135,802
ResMed, Inc.	5,702	1,245,887
Roivant Sciences Ltd. *	9,026	90,982
Rollins, Inc.	8,385	359,130
S&P Global, Inc.	1,042	417,727
Sarepta Therapeutics, Inc. *	3,513	402,309
Seagen, Inc. *	5,483	1,055,258
Service Corp. International	2,118	136,802
Shift4 Payments, Inc. Class A *	2,119	143,901
Shockwave Medical, Inc. *	1,418	404,711
Sotera Health Co. *	2,714	51,132
Stryker Corp.	3,532	1,077,578
Sysco Corp.	19,644	1,457,585
Tandem Diabetes Care, Inc. *	340	8,344
Thermo Fisher Scientific, Inc.	9,304	4,854,362
Toast, Inc. Class A *	13,855	312,707
U-Haul Holding Co.	1,212	61,412
Ultragenyx Pharmaceutical, Inc. *	2,749	126,811
United Rentals, Inc.	550	244,954
UnitedHealth Group, Inc.	30,605	14,709,987
Verisk Analytics, Inc.	5,583	1,261,925
Vertex Pharmaceuticals, Inc. *	9,228	3,247,425
Waters Corp. *	2,238	596,517
West Pharmaceutical Services, Inc.	2,923	1,117,960
WEX, Inc. *	766	139,466
WillScot Mobile Mini Holdings Corp.*	1,938	92,617
Zoetis, Inc.	18,220	3,137,666

		132,360,830

Energy - 0.6%
Antero Midstream Corp.	4,428	51,365
APA Corp.	10,752	367,396
Cheniere Energy, Inc.	9,488	1,445,592
Enphase Energy, Inc. *	5,206	871,901
Halliburton Co.	7,066	233,107
Hess Corp.	6,068	824,944
New Fortress Energy, Inc.	2,391	64,031
ONEOK, Inc.	962	59,375
Ovintiv, Inc.	4,203	160,008
Targa Resources Corp.	8,569	652,101
Texas Pacific Land Corp.	221	290,946

		5,020,766

Financial - 6.0%
American Express Co.	7,597	1,323,397
American Tower Corp. REIT	18,225	3,534,557
Ameriprise Financial, Inc.	4,114	1,366,506
Apollo Global Management, Inc.	20,414	1,567,999
Arch Capital Group Ltd. *	1,973	147,679
Ares Management Corp. Class A	6,324	609,317
Arthur J Gallagher & Co.	464	101,881
Blackstone, Inc.	27,452	2,552,212
Blue Owl Capital, Inc.	2,604	30,337
Brown & Brown, Inc.	3,617	248,994
Crown Castle, Inc. REIT	1,795	204,522
Equinix, Inc. REIT	1,834	1,437,746
Equitable Holdings, Inc.	13,980	379,697
Equity LifeStyle Properties, Inc. REIT	2,272	151,974

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Everest Re Group Ltd.	223	$76,235
Extra Space Storage, Inc. REIT	302	44,953
First Citizens BancShares, Inc. Class A	46	59,039
Iron Mountain, Inc. REIT	5,608	318,647
Kinsale Capital Group, Inc.	854	319,567
KKR & Co., Inc.	6,217	348,152
Lamar Advertising Co. Class A REIT	2,620	260,035
Lincoln National Corp.	615	15,842
LPL Financial Holdings, Inc.	3,022	657,073
Marsh & McLennan Cos., Inc.	15,521	2,919,190
Mastercard, Inc. Class A	32,846	12,918,332
NU Holdings Ltd. Class A * (Brazil)	61,818	487,744
Primerica, Inc.	921	182,137
Progressive Corp.	17,136	2,268,292
Public Storage REIT	3,563	1,039,968
RenaissanceRe Holdings Ltd. (Bermuda)	509	94,939
RLI Corp.	348	47,492
Rocket Cos., Inc. Class A *	2,998	26,862
Ryan Specialty Holdings, Inc. *	3,700	166,093
SBA Communications Corp. REIT	424	98,266
Simon Property Group, Inc. REIT	2,768	319,649
SLM Corp.	3,715	60,629
Sun Communities, Inc. REIT	1,048	136,722
TPG, Inc.	844	24,695
Tradeweb Markets, Inc. Class A	1,557	106,623
UDR, Inc. REIT	719	30,888
UWM Holdings Corp.	3,214	17,998
Visa, Inc. Class A	63,399	15,055,995
Western Union Co.	3,455	40,527
Willis Towers Watson PLC	521	122,696
XP, Inc. Class A * (Brazil)	1,078	25,290

		51,947,388

Industrial - 4.1%
Advanced Drainage Systems, Inc.	2,363	268,862
Agilent Technologies, Inc.	9,395	1,129,749
Allegion PLC	3,175	381,063
Amphenol Corp. Class A	11,477	974,971
AO Smith Corp.	514	37,409
Ardagh Metal Packaging SA	7,049	26,504
Armstrong World Industries, Inc.	511	37,538
Axon Enterprise, Inc. *	2,721	530,921
Boeing Co. *	2,969	626,934
BWX Technologies, Inc.	611	43,729
Caterpillar, Inc.	15,163	3,730,856
CH Robinson Worldwide, Inc.	3,503	330,508
ChargePoint Holdings, Inc. *	8,809	77,431
CSX Corp.	8,821	300,796
Deere & Co.	9,982	4,044,607
Donaldson Co., Inc.	1,965	122,832
Eagle Materials, Inc.	919	171,320
EMCOR Group, Inc.	634	117,151
Expeditors International of Washington, Inc.	812	98,358
Graco, Inc.	2,673	230,814
Graphic Packaging Holding Co.	6,371	153,095
HEICO Corp.	1,614	285,581
HEICO Corp. Class A	2,911	409,287
Honeywell International, Inc.	3,362	697,615
Hubbell, Inc.	956	316,971
IDEX Corp.	240	51,662
Illinois Tool Works, Inc.	9,675	2,420,298
Jabil, Inc.	3,177	342,894
JB Hunt Transport Services, Inc.	634	114,773
Keysight Technologies, Inc. *	1,777	297,559
Landstar System, Inc.	1,195	230,085
Lincoln Electric Holdings, Inc.	2,041	405,404
Lockheed Martin Corp.	8,867	4,082,189
Mettler-Toledo International, Inc. *	848	1,112,271
MSA Safety, Inc.	244	42,446
National Instruments Corp.	4,007	230,002

	Shares	Value
Northrop Grumman Corp.	319	$145,400
Old Dominion Freight Line, Inc.	3,593	1,328,512
Otis Worldwide Corp.	954	84,916
Rockwell Automation, Inc.	4,496	1,481,207
Saia, Inc. *	114	39,035
Sealed Air Corp.	3,110	124,400
Spirit AeroSystems Holdings, Inc. Class A	421	12,289
Tetra Tech, Inc.	375	61,402
TopBuild Corp. *	81	21,548
Toro Co.	4,119	418,696
Trane Technologies PLC	2,629	502,823
TransDigm Group, Inc.	347	310,277
Trex Co., Inc. *	4,162	272,861
Union Pacific Corp.	10,214	2,089,989
United Parcel Service, Inc. Class B	7,853	1,407,650
Universal Display Corp.	826	119,051
Valmont Industries, Inc.	44	12,806
Vertiv Holdings Co.	923	22,863
Vontier Corp.	2,057	66,256
Vulcan Materials Co.	1,140	257,002
Waste Management, Inc.	14,312	2,481,987
Xylem, Inc.	1,104	124,332

		35,859,787

Technology - 42.0%
Accenture PLC Class A	24,737	7,633,343
Adobe, Inc. *	17,938	8,771,503
Advanced Micro Devices, Inc. *	35,706	4,067,270
Allegro MicroSystems, Inc. * (Japan)	2,782	125,579
Alteryx, Inc. Class A *	2,321	105,373
ANSYS, Inc. *	2,801	925,086
Apple, Inc.	584,265	113,329,882
Applied Materials, Inc.	27,925	4,036,280
AppLovin Corp. Class A *	2,289	58,896
Atlassian Corp. Class A *	5,604	940,407
Autodesk, Inc. *	8,417	1,722,202
Bentley Systems, Inc. Class B	7,040	381,779
Broadcom, Inc.	15,980	13,861,531
Broadridge Financial Solutions, Inc.	3,833	634,860
Cadence Design Systems, Inc. *	10,549	2,473,952
Ceridian HCM Holding, Inc. *	496	33,217
Cloudflare, Inc. Class A *	11,251	735,478
Confluent, Inc. Class A *	7,237	255,538
Crowdstrike Holdings, Inc. Class A *	8,328	1,223,133
Datadog, Inc. Class A *	10,684	1,051,092
DocuSign, Inc. *	7,799	398,451
DoubleVerify Holdings, Inc. *	4,397	171,131
Doximity, Inc. Class A *	2,096	71,306
Dropbox, Inc. Class A *	9,423	251,311
Dynatrace, Inc. *	8,727	449,179
Elastic NV *	2,868	183,896
Entegris, Inc.	304	33,689
EPAM Systems, Inc. *	2,167	487,033
Fair Isaac Corp. *	954	771,986
Fiserv, Inc. *	6,596	832,085
Five9, Inc. *	2,610	215,195
Fortinet, Inc. *	25,703	1,942,890
Genpact Ltd.	1,746	65,597
Gitlab, Inc. Class A *	1,911	97,671
Globant SA*	1,573	282,700
HashiCorp, Inc. Class A *	2,484	65,031
HP, Inc.	6,897	211,807
HubSpot, Inc. *	1,779	946,588
Intuit, Inc.	10,664	4,886,138
Jack Henry & Associates, Inc.	902	150,932
KBR, Inc.	1,925	125,241
KLA Corp.	5,358	2,598,737
Lam Research Corp.	4,973	3,196,943
Lattice Semiconductor Corp. *	5,357	514,647
Manhattan Associates, Inc. *	2,410	481,711

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Microchip Technology, Inc.	15,006	$1,344,388
Microsoft Corp.	291,369	99,222,799
MongoDB, Inc. *	2,595	1,066,519
Monolithic Power Systems, Inc.	1,761	951,345
MSCI, Inc.	1,521	713,790
nCino, Inc. *	506	15,241
NetApp, Inc.	3,330	254,412
New Relic, Inc. *	2,116	138,471
Nutanix, Inc. Class A *	2,183	61,233
NVIDIA Corp.	93,026	39,351,859
Oracle Corp.	24,466	2,913,656
Palantir Technologies, Inc. Class A *	73,291	1,123,551
Paychex, Inc.	12,473	1,395,355
Paycom Software, Inc.	2,020	648,905
Paycor HCM, Inc. *	1,065	25,209
Pegasystems, Inc.	1,787	88,099
Playtika Holding Corp. *	2,535	29,406
Procore Technologies, Inc. *	3,069	199,700
PTC, Inc. *	2,224	316,475
Pure Storage, Inc. Class A *	8,601	316,689
QUALCOMM, Inc.	38,086	4,533,757
RingCentral, Inc. Class A *	3,089	101,103
ROBLOX Corp. Class A *	17,960	723,788
Salesforce, Inc. *	27,940	5,902,604
SentinelOne, Inc. Class A *	986	14,889
ServiceNow, Inc. *	7,971	4,479,463
Smartsheet, Inc. Class A *	4,826	184,643
Snowflake, Inc. Class A *	12,128	2,134,285
Splunk, Inc. *	6,190	656,697
Synopsys, Inc. *	5,953	2,591,996
Teradata Corp. *	3,977	212,412
Teradyne, Inc.	5,079	565,445
Texas Instruments, Inc.	14,499	2,610,110
Twilio, Inc. Class A *	1,092	69,473
Tyler Technologies, Inc.*	1,231	512,675
UiPath, Inc. Class A *	11,268	186,711
Unity Software, Inc. *	4,429	192,307
Veeva Systems, Inc. Class A *	5,666	1,120,338
VMware, Inc. Class A *	8,419	1,209,726
Workday, Inc. Class A *	7,723	1,744,548
Zebra Technologies Corp. Class A *	360	106,499
ZoomInfo Technologies, Inc. *	6,307	160,135
Zscaler, Inc. *	3,332	487,472

		362,476,474

Utilities - 0.1%
AES Corp.	15,964	330,934
Vistra Corp.	4,272	112,140
		443,074

Total Common Stocks (Cost $660,163,675)		847,929,553

EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 1000 Growth	45,361	12,482,440

Total Exchange-Traded Funds (Cost $12,330,390)		12,482,440

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $2,262,329; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $2,306,691)	$2,261,443	$2,261,443

Total Short-Term Investments (Cost $2,261,443)		2,261,443

TOTAL INVESTMENTS - 100.0% (Cost $674,755,508)		862,673,436

DERIVATIVES - 0.0%		23,137

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(255,582)

NET ASSETS - 100.0%		$862,440,991

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	42.0%
Communications	18.1%
Consumer, Non-Cyclical	15.3%
Consumer, Cyclical	11.5%
Financial	6.0%
Industrial	4.1%
Others (each less than 3.0%)	3.0%

	100.0%
Derivatives	0.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	09/23	5	$1,521,610	$1,533,700	$12,090
S&P 500 E-Mini Index	09/23	4	886,603	897,650	11,047

Total Futures Contracts					$23,137

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$847,929,553	$847,929,553	$-	$-
	Exchange-Traded Funds	12,482,440	12,482,440	-	-
	Short-Term Investments	2,261,443	-	2,261,443	-
	Derivatives:
	Equity Contracts
	Futures	23,137	23,137	-	-

	Total	$862,696,573	$860,435,130	$2,261,443	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Basic Materials - 3.8%
Air Products & Chemicals, Inc.	11,174	$3,346,948
Albemarle Corp.	5,896	1,315,339
Alcoa Corp.	9,183	311,579
Ashland, Inc.	2,408	209,279
Axalta Coating Systems Ltd. *	9,946	326,328
Celanese Corp.	4,976	576,221
CF Industries Holdings, Inc.	9,844	683,371
Chemours Co.	7,482	276,011
Cleveland-Cliffs, Inc. *	26,545	444,894
Dow, Inc.	35,648	1,898,613
DuPont de Nemours, Inc.	23,125	1,652,050
Eastman Chemical Co.	5,852	489,929
Ecolab, Inc.	2,778	518,625
Element Solutions, Inc.	11,900	228,480
FMC Corp.	5,350	558,219
Freeport-McMoRan, Inc.	71,971	2,878,840
Huntsman Corp.	9,469	255,852
International Flavors & Fragrances, Inc.	12,816	1,020,025
International Paper Co.	17,436	554,639
Linde PLC	22,397	8,535,049
LyondellBasell Industries NV Class A	12,967	1,190,760
Mosaic Co.	16,662	583,170
MP Materials Corp. *	5,235	119,777
NewMarket Corp.	317	127,472
Newmont Corp.	40,082	1,709,898
Nucor Corp.	12,680	2,079,266
Olin Corp.	6,445	331,209
PPG Industries, Inc.	8,854	1,313,048
Reliance Steel & Aluminum Co.	2,919	792,771
Royal Gold, Inc.	3,209	368,329
RPM International, Inc.	5,179	464,712
Sherwin-Williams Co.	2,001	531,306
SSR Mining, Inc. (Canada)	10,078	142,906
Steel Dynamics, Inc.	8,072	879,283
United States Steel Corp.	11,705	292,742
Valvoline, Inc.	6,375	239,126
Westlake Corp.	1,787	213,493

		37,459,559

Communications - 6.1%
AT&T, Inc.	360,772	5,754,313
Cable One, Inc.	264	173,469
CDW Corp.	395	72,483
Ciena Corp. *	7,654	325,218
Cisco Systems, Inc.	206,626	10,690,829
Comcast Corp. Class A	208,379	8,658,147
Corning, Inc.	38,306	1,342,242
DISH Network Corp. Class A *	12,609	83,093
DoorDash, Inc. Class A *	3,297	251,957
eBay, Inc.	25,247	1,128,288
Etsy, Inc. *	2,712	229,462
Expedia Group, Inc. *	1,938	211,998
F5, Inc. *	3,093	452,382
Fox Corp. Class A	15,154	515,236
Fox Corp. Class B	6,637	211,654
Frontier Communications Parent, Inc. *	12,722	237,138
GCI Liberty, Inc. (Escrow) * Ω ±	4,340	-
Gen Digital, Inc.	23,539	436,648
GoDaddy, Inc. Class A *	3,058	229,748
IAC, Inc. *	3,777	237,196
Interpublic Group of Cos., Inc.	19,410	748,838
Iridium Communications, Inc.	470	29,196
Juniper Networks, Inc.	15,681	491,286
Liberty Broadband Corp. Class A *	516	41,141
Liberty Broadband Corp. Class C *	4,649	372,431

	Shares	Value
Liberty Media Corp. - Liberty Formula One Class A *	1,224	$82,767
Liberty Media Corp. - Liberty Formula One Class C *	9,764	735,034
Liberty Media Corp. - Liberty SiriusXM Class A *	3,738	122,644
Liberty Media Corp. - Liberty SiriusXM Class C *	7,730	253,003
Match Group, Inc. *	831	34,777
Motorola Solutions, Inc.	666	195,324
New York Times Co. Class A	8,436	332,210
News Corp. Class A	19,732	384,774
News Corp. Class B	5,501	108,480
Nexstar Media Group, Inc.	1,132	188,535
Okta, Inc. *	6,790	470,887
Omnicom Group, Inc.	9,935	945,315
Paramount Global Class A	114	2,116
Paramount Global Class B	29,961	476,680
Robinhood Markets, Inc. Class A *	33,418	333,512
Roku, Inc. *	5,435	347,623
Sirius XM Holdings, Inc.	32,782	148,502
T-Mobile US, Inc. *	27,368	3,801,415
TripAdvisor, Inc. *	4,343	71,616
Ubiquiti, Inc.	32	5,624
VeriSign, Inc. *	4,285	968,281
Verizon Communications, Inc.	212,066	7,886,735
Viasat, Inc. *	3,959	163,348
Walt Disney Co. *	92,152	8,227,331
Warner Bros Discovery, Inc. *	110,967	1,391,526
Wayfair, Inc. Class A *	2,691	174,942
Zillow Group, Inc. Class A *	2,529	124,427
Zillow Group, Inc. Class C *	7,820	393,033

		61,294,854

Consumer, Cyclical - 7.5%
Advance Auto Parts, Inc.	2,834	199,230
Alaska Air Group, Inc. *	6,499	345,617
Allison Transmission Holdings, Inc.	4,129	233,123
AMC Entertainment Holdings, Inc. Class A *	25,688	113,027
American Airlines Group, Inc. *	20,568	368,990
Aptiv PLC *	13,631	1,391,589
Aramark	11,500	495,075
AutoNation, Inc. *	1,533	252,347
AutoZone, Inc. *	153	381,484
Bath & Body Works, Inc.	11,885	445,687
Best Buy Co., Inc.	8,466	693,789
BJ’s Wholesale Club Holdings, Inc. *	4,379	275,921
BorgWarner, Inc.	11,498	562,367
Boyd Gaming Corp.	3,771	261,594
Brunswick Corp.	3,100	268,584
Caesars Entertainment, Inc. *	6,120	311,936
Capri Holdings Ltd. *	6,533	234,469
CarMax, Inc. *	7,250	606,825
Carnival Corp. *	50,679	954,286
Carter’s, Inc.	1,865	135,399
Casey’s General Stores, Inc.	1,605	391,427
Columbia Sportswear Co.	1,979	152,858
Core & Main, Inc. Class A *	4,267	133,728
Cummins, Inc.	7,141	1,750,688
Darden Restaurants, Inc.	3,240	541,339
Delta Air Lines, Inc. *	30,670	1,458,052
Dick’s Sporting Goods, Inc.	2,761	364,977
Dolby Laboratories, Inc. Class A	2,900	242,672
Dollar Tree, Inc. *	10,503	1,507,180
DR Horton, Inc.	15,672	1,907,126
Fastenal Co.	7,218	425,790
Ferguson PLC	9,831	1,546,515
Ford Motor Co.	197,689	2,991,035
Freshpet, Inc. *	1,666	109,639

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
GameStop Corp. Class A *	14,146	$343,040
Gap, Inc.	9,067	80,968
General Motors Co.	69,867	2,694,071
Gentex Corp.	12,204	357,089
Genuine Parts Co.	7,063	1,195,271
Harley-Davidson, Inc.	6,988	246,047
Hasbro, Inc.	6,825	442,055
Hilton Worldwide Holdings, Inc.	7,018	1,021,470
Hyatt Hotels Corp. Class A	2,472	283,242
Kohl’s Corp.	5,646	130,140
Las Vegas Sands Corp. *	1,133	65,714
Lear Corp.	3,056	438,689
Leggett & Platt, Inc.	6,911	204,704
Lennar Corp. Class A	12,526	1,569,633
Lennar Corp. Class B	706	79,764
Lithia Motors, Inc.	1,344	408,724
Live Nation Entertainment, Inc. *	6,098	555,589
LKQ Corp.	12,986	756,694
Lowe’s Cos., Inc.	8,029	1,812,145
Lucid Group, Inc. *	37,502	258,389
Macy’s, Inc.	12,793	205,328
Madison Square Garden Sports Corp.	936	176,015
Marriott Vacations Worldwide Corp.	1,942	238,322
Mattel, Inc. *	17,719	346,229
McDonald’s Corp.	21,573	6,437,599
MGM Resorts International	15,100	663,192
MSC Industrial Direct Co., Inc. Class A	2,400	228,672
Newell Brands, Inc.	20,687	179,977
NIKE, Inc. Class B	27,984	3,088,594
Nordstrom, Inc.	5,743	117,559
Norwegian Cruise Line Holdings Ltd. *	16,151	351,607
NVR, Inc. *	136	863,684
O’Reilly Automotive, Inc. *	467	446,125
Ollie’s Bargain Outlet Holdings, Inc. *	2,106	122,001
PACCAR, Inc.	25,824	2,160,178
Penn Entertainment, Inc. *	8,075	194,042
Penske Automotive Group, Inc.	1,011	168,463
Petco Health & Wellness Co., Inc. *	4,181	37,211
Planet Fitness, Inc. Class A *	2,244	151,335
Polaris, Inc.	2,475	299,302
PulteGroup, Inc.	11,169	867,608
PVH Corp.	3,180	270,205
QuantumScape Corp. *	15,218	121,592
Ralph Lauren Corp.	2,106	259,670
RH *	617	203,357
Rivian Automotive, Inc. Class A *	26,997	449,770
Ross Stores, Inc.	1,133	127,043
Royal Caribbean Cruises Ltd. *	8,238	854,610
SiteOne Landscape Supply, Inc. *	1,517	253,885
Skechers USA, Inc. Class A *	5,971	314,433
Southwest Airlines Co.	29,928	1,083,693
Tapestry, Inc.	10,611	454,151
Tempur Sealy International, Inc.	6,694	268,229
Thor Industries, Inc.	2,488	257,508
Toll Brothers, Inc.	5,558	439,471
Travel & Leisure Co.	2,141	86,368
Under Armour, Inc. Class A *	9,235	66,677
Under Armour, Inc. Class C *	9,903	66,449
United Airlines Holdings, Inc. *	16,395	899,594
Univar Solutions, Inc. *	7,541	270,269
Vail Resorts, Inc.	1,814	456,693
VF Corp.	18,161	346,693
Victoria’s Secret, Inc. *	948	16,524
Walgreens Boots Alliance, Inc.	36,077	1,027,834
Walmart, Inc.	71,928	11,305,643
Watsco, Inc.	1,255	478,745
WESCO International, Inc.	2,227	398,767
Whirlpool Corp.	2,798	416,314
Williams-Sonoma, Inc.	2,857	357,525
Wyndham Hotels & Resorts, Inc.	3,931	269,549

	Shares	Value
Wynn Resorts Ltd.	4,732	$499,746
Yum! Brands, Inc.	1,723	238,722

		74,900,575

Consumer, Non-Cyclical - 24.3%
Abbott Laboratories	81,737	8,910,968
Acadia Healthcare Co., Inc. *	4,626	368,415
ADT, Inc.	13,022	78,523
Affirm Holdings, Inc. *	10,454	160,260
agilon health, Inc. *	1,043	18,086
Albertsons Cos., Inc. Class A	19,166	418,202
Alnylam Pharmaceuticals, Inc. *	1,228	233,246
Altria Group, Inc.	90,004	4,077,181
Amedisys, Inc. *	1,500	137,160
Amgen, Inc.	8,614	1,912,480
Archer-Daniels-Midland Co.	27,322	2,064,450
Automatic Data Processing, Inc.	2,959	650,359
Avantor, Inc. *	33,972	697,785
Avery Dennison Corp.	2,728	468,670
Avis Budget Group, Inc. *	675	154,352
Azenta, Inc. *	3,427	159,972
Baxter International, Inc.	25,458	1,159,866
Becton Dickinson & Co.	14,280	3,770,063
Bio-Rad Laboratories, Inc. Class A *	1,032	391,252
Bio-Techne Corp.	447	36,489
Biogen, Inc. *	7,256	2,066,872
BioMarin Pharmaceutical, Inc. *	8,310	720,311
Block, Inc. *	17,149	1,141,609
Boston Scientific Corp. *	72,347	3,913,249
Bright Horizons Family Solutions, Inc. *	2,532	234,083
Bristol-Myers Squibb Co.	105,932	6,774,351
Brown-Forman Corp. Class A	431	29,338
Brown-Forman Corp. Class B	1,907	127,349
Bunge Ltd.	7,519	709,418
Campbell Soup Co.	9,437	431,365
Cardinal Health, Inc.	6,340	599,574
Catalent, Inc. *	9,054	392,581
Centene Corp. *	27,616	1,862,699
Certara, Inc. *	3,835	69,835
Charles River Laboratories International, Inc. *	2,555	537,189
Chemed Corp.	210	113,751
Church & Dwight Co., Inc.	1,279	128,194
Cigna Group	13,623	3,822,614
Cintas Corp.	480	238,598
Clarivate PLC *	25,602	243,987
Coca-Cola Co.	98,917	5,956,782
Colgate-Palmolive Co.	41,351	3,185,681
Conagra Brands, Inc.	24,456	824,656
Constellation Brands, Inc. Class A	6,935	1,706,912
Cooper Cos., Inc.	2,445	937,486
Corteva, Inc.	35,931	2,058,846
CoStar Group, Inc. *	11,605	1,032,845
Coty, Inc. Class A *	18,355	225,583
CVS Health Corp.	64,525	4,460,613
Danaher Corp.	33,166	7,959,840
Darling Ingredients, Inc. *	7,738	493,607
Dentsply Sirona, Inc.	10,507	420,490
Driven Brands Holdings, Inc. *	2,917	78,934
Dun & Bradstreet Holdings, Inc.	14,117	163,334
Elanco Animal Health, Inc. *	24,180	243,251
Elevance Health, Inc.	10,357	4,601,511
Encompass Health Corp.	4,632	313,633
Enovis Corp. *	2,526	161,967
Envista Holdings Corp. *	8,651	292,750
Equifax, Inc.	1,890	444,717
Estee Lauder Cos., Inc. Class A	7,933	1,557,883
Euronet Worldwide, Inc. *	1,193	140,022
Exact Sciences Corp. *	5,870	551,193
Exelixis, Inc. *	4,230	80,835

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
FleetCor Technologies, Inc. *	253	$63,523
Flowers Foods, Inc.	9,736	242,232
FTI Consulting, Inc. *	1,365	259,623
GE HealthCare Technologies, Inc. *	18,147	1,474,262
General Mills, Inc.	29,592	2,269,706
Gilead Sciences, Inc.	62,983	4,854,100
Ginkgo Bioworks Holdings, Inc. *	70,244	130,654
Global Payments, Inc.	13,176	1,298,099
Globus Medical, Inc. Class A *	3,872	230,539
Grand Canyon Education, Inc. *	1,097	113,221
Grocery Outlet Holding Corp. *	3,952	120,971
GXO Logistics, Inc. *	5,890	370,010
H&R Block, Inc.	2,690	85,730
HCA Healthcare, Inc.	8,170	2,479,432
Henry Schein, Inc. *	6,561	532,097
Hershey Co.	1,914	477,926
Hertz Global Holdings, Inc. *	6,768	124,463
Hologic, Inc. *	12,235	990,668
Horizon Therapeutics PLC *	1,308	134,528
Hormel Foods Corp.	14,894	599,037
Humana, Inc.	3,562	1,592,677
ICON PLC *	3,492	873,698
ICU Medical, Inc. *	1,018	181,397
Illumina, Inc. *	5,590	1,048,069
Incyte Corp. *	2,431	151,330
Ingredion, Inc.	3,405	360,760
Integra LifeSciences Holdings Corp. *	3,774	155,225
Ionis Pharmaceuticals, Inc. *	1,095	44,928
IQVIA Holdings, Inc. *	678	152,394
J M Smucker Co.	5,139	758,876
Jazz Pharmaceuticals PLC *	1,481	183,600
Johnson & Johnson	131,079	21,696,196
Karuna Therapeutics, Inc. *	190	41,201
Kellogg Co.	13,084	881,862
Keurig Dr Pepper, Inc.	48,011	1,501,304
Kimberly-Clark Corp.	1,001	138,198
Kraft Heinz Co.	40,462	1,436,401
Kroger Co.	32,865	1,544,655
Laboratory Corp. of America Holdings	4,455	1,075,125
Lamb Weston Holdings, Inc.	410	47,129
ManpowerGroup, Inc.	2,393	190,004
Maravai LifeSciences Holdings, Inc. Class A *	2,328	28,937
McCormick & Co., Inc.	12,655	1,103,896
McKesson Corp.	4,273	1,825,896
Medtronic PLC	66,932	5,896,709
Merck & Co., Inc.	104,448	12,052,255
Mirati Therapeutics, Inc. *	2,008	72,549
Mister Car Wash, Inc. *	1,318	12,719
Moderna, Inc. *	16,940	2,058,210
Molina Healthcare, Inc. *	1,326	399,444
Molson Coors Beverage Co. Class B	8,658	570,043
Mondelez International, Inc. Class A	68,525	4,998,213
Moody’s Corp.	704	244,795
Organon & Co.	13,446	279,811
PayPal Holdings, Inc. *	5,318	354,870
PepsiCo, Inc.	21,451	3,973,154
Performance Food Group Co. *	4,088	246,261
Perrigo Co. PLC	6,638	225,360
Pfizer, Inc.	284,734	10,444,043
Philip Morris International, Inc.	78,203	7,634,177
Pilgrim’s Pride Corp. *	1,067	22,930
Post Holdings, Inc. *	2,699	233,868
Premier, Inc. Class A	6,503	179,873
Procter & Gamble Co.	96,333	14,617,569
QIAGEN NV *	11,783	530,588
Quanta Services, Inc.	5,335	1,048,061
Quest Diagnostics, Inc.	5,747	807,798
QuidelOrtho Corp. *	2,610	216,265
R1 RCM, Inc. *	7,695	141,973

	Shares	Value
RB Global, Inc. (Canada)	2,149	$128,940
Regeneron Pharmaceuticals, Inc. *	4,866	3,496,416
Repligen Corp. *	1,560	220,678
Revvity, Inc.	6,334	752,416
Reynolds Consumer Products, Inc.	2,762	78,026
Robert Half International, Inc.	5,294	398,215
Royalty Pharma PLC Class A	18,400	565,616
S&P Global, Inc.	14,824	5,942,793
Seaboard Corp.	11	39,168
Service Corp. International	4,764	307,707
Spectrum Brands Holdings, Inc.	1,866	145,641
STERIS PLC	4,995	1,123,775
Stryker Corp.	13,354	4,074,172
Syneos Health, Inc. *	5,192	218,791
Tandem Diabetes Care, Inc. *	2,805	68,835
Teladoc Health, Inc. *	7,906	200,180
Teleflex, Inc.	2,437	589,827
Tenet Healthcare Corp. *	5,081	413,492
Thermo Fisher Scientific, Inc.	7,465	3,894,864
TransUnion	9,723	761,603
Tyson Foods, Inc. Class A	13,807	704,709
U-Haul Holding Co.	2,907	149,172
United Rentals, Inc.	2,747	1,223,431
United Therapeutics Corp. *	2,317	511,478
UnitedHealth Group, Inc.	7,448	3,579,807
Universal Health Services, Inc. Class B	3,028	477,728
US Foods Holding Corp. *	11,406	501,864
Vertex Pharmaceuticals, Inc. *	1,103	388,157
Viatris, Inc.	60,110	599,898
WEX, Inc. *	1,166	212,294
WillScot Mobile Mini Holdings Corp. *	7,405	353,885
Zimmer Biomet Holdings, Inc.	10,576	1,539,866

		242,707,678

Energy - 7.9%
Antero Midstream Corp.	11,365	131,834
Antero Resources Corp. *	14,234	327,809
APA Corp.	1,781	60,857
Baker Hughes Co.	51,023	1,612,837
Chesapeake Energy Corp.	6,291	526,431
Chevron Corp.	87,139	13,711,322
ConocoPhillips	61,100	6,330,571
Coterra Energy, Inc.	38,127	964,613
Devon Energy Corp.	32,281	1,560,463
Diamondback Energy, Inc.	9,124	1,198,529
DTE Midstream LLC *	5,034	249,535
EOG Resources, Inc.	29,612	3,388,797
EQT Corp.	18,151	746,551
Exxon Mobil Corp.	204,698	21,953,860
First Solar, Inc. *	5,359	1,018,692
Halliburton Co.	36,153	1,192,687
Hess Corp.	6,187	841,123
HF Sinclair Corp.	7,007	312,582
Kinder Morgan, Inc.	98,790	1,701,164
Marathon Oil Corp.	31,295	720,411
Marathon Petroleum Corp.	22,237	2,592,834
NOV, Inc.	20,499	328,804
Occidental Petroleum Corp.	35,141	2,066,291
ONEOK, Inc.	21,271	1,312,846
Ovintiv, Inc.	6,802	258,952
PDC Energy, Inc.	4,364	310,455
Phillips 66	23,212	2,213,961
Pioneer Natural Resources Co.	11,726	2,429,393
Plug Power, Inc. *	26,150	271,698
Range Resources Corp.	11,784	346,450
Schlumberger NV	71,787	3,526,177
Southwestern Energy Co. *	53,662	322,509
Sunrun, Inc. *	10,140	181,100
TechnipFMC PLC * (United Kingdom)	22,097	367,252
Valero Energy Corp.	18,159	2,130,051

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Williams Cos., Inc.	61,344	$2,001,655

		79,211,096

Financial - 22.8%
Affiliated Managers Group, Inc.	1,826	273,699
Aflac, Inc.	30,316	2,116,057
AGNC Investment Corp. REIT	29,635	300,203
Agree Realty Corp. REIT	4,479	292,882
Air Lease Corp.	4,953	207,283
Alexandria Real Estate Equities, Inc. REIT	8,637	980,213
Allstate Corp.	13,210	1,440,418
Ally Financial, Inc.	13,621	367,903
American Express Co.	20,034	3,489,923
American Financial Group, Inc.	3,495	415,031
American Homes 4 Rent Class A REIT	16,815	596,092
American International Group, Inc.	36,956	2,126,448
Americold Realty Trust, Inc. REIT	13,962	450,973
Annaly Capital Management, Inc. REIT	24,280	485,843
Aon PLC Class A	10,187	3,516,552
Apartment Income REIT Corp.	7,146	257,899
Arch Capital Group Ltd. *	15,472	1,158,079
Arthur J Gallagher & Co.	10,068	2,210,631
Assurant, Inc.	2,662	334,667
Assured Guaranty Ltd.	2,613	145,805
AvalonBay Communities, Inc. REIT	7,037	1,331,893
Axis Capital Holdings Ltd.	4,042	217,581
Bank of America Corp.	351,006	10,070,362
Bank of New York Mellon Corp.	39,800	1,771,896
Bank OZK	5,411	217,306
Berkshire Hathaway, Inc. Class B *	92,278	31,466,798
BlackRock, Inc.	7,491	5,177,330
Blue Owl Capital, Inc.	19,141	222,993
BOK Financial Corp.	1,332	107,599
Boston Properties, Inc. REIT	8,142	468,898
Brighthouse Financial, Inc. *	3,012	142,618
Brixmor Property Group, Inc. REIT	14,528	319,616
Brown & Brown, Inc.	7,282	501,293
Camden Property Trust REIT	5,224	568,737
Capital One Financial Corp.	19,095	2,088,420
Carlyle Group, Inc.	10,754	343,590
Cboe Global Markets, Inc.	5,287	729,659
CBRE Group, Inc. Class A *	15,601	1,259,157
Charles Schwab Corp.	74,684	4,233,089
Chubb Ltd.	20,770	3,999,471
Cincinnati Financial Corp.	7,635	743,038
Citigroup, Inc.	98,006	4,512,196
Citizens Financial Group, Inc.	24,303	633,822
CME Group, Inc.	18,091	3,352,081
CNA Financial Corp.	1,353	52,253
Coinbase Global, Inc. Class A *	8,295	593,507
Columbia Banking System, Inc.	10,968	222,431
Comerica, Inc.	6,839	289,700
Commerce Bancshares, Inc.	5,905	287,574
Cousins Properties, Inc. REIT	7,980	181,944
Credit Acceptance Corp. *	281	142,728
Crown Castle, Inc. REIT	19,485	2,220,121
CubeSmart REIT	11,611	518,547
Cullen/Frost Bankers, Inc.	3,037	326,569
Digital Realty Trust, Inc. REIT	14,562	1,658,175
Discover Financial Services	12,765	1,491,590
East West Bancorp, Inc.	6,800	358,972
EastGroup Properties, Inc. REIT	2,137	370,983
EPR Properties REIT	4,046	189,353
Equinix, Inc. REIT	2,342	1,835,988
Equity LifeStyle Properties, Inc. REIT	6,019	402,611
Equity Residential REIT	18,714	1,234,563
Essex Property Trust, Inc. REIT	3,214	753,040
Evercore, Inc. Class A	1,715	211,957
Everest Re Group Ltd.	1,843	630,048
Extra Space Storage, Inc. REIT	6,317	940,285

	Shares	Value
Federal Realty Investment Trust REIT	4,169	$403,434
Fidelity National Financial, Inc.	13,493	485,748
Fifth Third Bancorp	34,259	897,928
First American Financial Corp.	4,796	273,468
First Citizens BancShares, Inc. Class A	487	625,040
First Hawaiian, Inc.	7,045	126,880
First Horizon Corp.	27,488	309,790
First Industrial Realty Trust, Inc. REIT	6,849	360,531
FNB Corp.	18,590	212,670
Franklin Resources, Inc.	14,822	395,896
Gaming & Leisure Properties, Inc. REIT	12,683	614,618
Globe Life, Inc.	4,645	509,185
Goldman Sachs Group, Inc.	16,269	5,247,403
Hanover Insurance Group, Inc.	1,839	207,862
Hartford Financial Services Group, Inc.	15,336	1,104,499
Healthcare Realty Trust, Inc. REIT	19,695	371,448
Healthpeak Properties, Inc. REIT	26,953	541,755
Highwoods Properties, Inc. REIT	4,691	112,162
Host Hotels & Resorts, Inc. REIT	35,031	589,572
Houlihan Lokey, Inc.	2,317	227,784
Howard Hughes Corp. *	1,869	147,501
Huntington Bancshares, Inc.	71,859	774,640
Interactive Brokers Group, Inc. Class A	4,823	400,647
Intercontinental Exchange, Inc.	27,922	3,157,420
Invesco Ltd.	19,396	326,047
Invitation Homes, Inc. REIT	30,778	1,058,763
Iron Mountain, Inc. REIT	7,364	418,423
Janus Henderson Group PLC	6,375	173,719
Jefferies Financial Group, Inc.	10,540	349,612
Jones Lang LaSalle, Inc. *	2,480	386,384
JPMorgan Chase & Co.	147,330	21,427,675
Kemper Corp.	3,299	159,210
KeyCorp	48,274	446,052
Kilroy Realty Corp. REIT	5,709	171,784
Kimco Realty Corp. REIT	31,377	618,754
KKR & Co., Inc.	24,528	1,373,568
Lamar Advertising Co. Class A REIT	1,002	99,449
Lazard Ltd. Class A	5,601	179,232
Life Storage, Inc. REIT	4,370	581,035
Lincoln National Corp.	7,517	193,638
Loews Corp.	9,530	565,891
M&T Bank Corp.	8,329	1,030,797
Markel Group, Inc. *	662	915,665
Marsh & McLennan Cos., Inc.	4,963	933,441
Medical Properties Trust, Inc. REIT	28,477	263,697
MetLife, Inc.	32,581	1,841,804
MGIC Investment Corp.	14,368	226,871
Mid-America Apartment Communities, Inc. REIT	5,965	905,845
Morgan Stanley	60,584	5,173,874
Nasdaq, Inc.	17,199	857,370
National Storage Affiliates Trust REIT	3,750	130,613
New York Community Bancorp, Inc.	34,768	390,792
NNN REIT, Inc. REIT	9,401	402,269
Northern Trust Corp.	10,284	762,456
NU Holdings Ltd. Class A * (Brazil)	36,590	288,695
Old Republic International Corp.	13,324	335,365
Omega Healthcare Investors, Inc. REIT	12,207	374,633
OneMain Holdings, Inc.	5,592	244,314
Park Hotels & Resorts, Inc. REIT	10,959	140,494
Pinnacle Financial Partners, Inc.	3,620	205,073
PNC Financial Services Group, Inc.	20,065	2,527,187
Popular, Inc.	3,708	224,408
Primerica, Inc.	641	126,764
Principal Financial Group, Inc.	12,174	923,276
Progressive Corp.	7,392	978,479
Prologis, Inc. REIT	46,488	5,700,823
Prosperity Bancshares, Inc.	4,548	256,871
Prudential Financial, Inc.	18,488	1,631,011
Public Storage REIT	3,307	965,247

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Raymond James Financial, Inc.	9,841	$1,021,201
Rayonier, Inc. REIT	7,907	248,280
Realty Income Corp. REIT	33,294	1,990,648
Regency Centers Corp. REIT	8,424	520,351
Regions Financial Corp.	46,941	836,489
Reinsurance Group of America, Inc.	3,471	481,393
RenaissanceRe Holdings Ltd. (Bermuda)	1,817	338,907
Rexford Industrial Realty, Inc. REIT	10,156	530,346
Rithm Capital Corp. REIT	23,318	218,023
RLI Corp.	1,577	215,213
Rocket Cos., Inc. Class A *	3,602	32,274
SBA Communications Corp. REIT	4,862	1,126,817
SEI Investments Co.	5,342	318,490
Simon Property Group, Inc. REIT	12,780	1,475,834
SLM Corp.	7,354	120,017
SoFi Technologies, Inc. *	46,175	385,100
Spirit Realty Capital, Inc. REIT	7,228	284,639
STAG Industrial, Inc. REIT	9,038	324,283
Starwood Property Trust, Inc. REIT	14,206	275,596
State Street Corp.	16,808	1,230,009
Stifel Financial Corp.	5,027	299,961
Sun Communities, Inc. REIT	4,839	631,296
Synchrony Financial	21,484	728,737
Synovus Financial Corp.	7,677	232,229
T Rowe Price Group, Inc.	11,108	1,244,318
TFS Financial Corp.	3,338	41,959
TPG, Inc.	2,293	67,093
Tradeweb Markets, Inc. Class A	3,773	258,375
Travelers Cos., Inc.	11,613	2,016,714
Truist Financial Corp.	66,818	2,027,926
UDR, Inc. REIT	15,595	669,961
Unum Group	10,293	490,976
US Bancorp	77,211	2,551,051
UWM Holdings Corp.	2,320	12,992
Ventas, Inc. REIT	20,105	950,363
VICI Properties, Inc. REIT	50,559	1,589,069
Virtu Financial, Inc. Class A	5,096	87,091
Vornado Realty Trust REIT	8,797	159,578
Voya Financial, Inc.	5,056	362,566
W R Berkley Corp.	10,695	636,994
Webster Financial Corp.	8,977	338,882
Wells Fargo & Co.	190,457	8,128,705
Welltower, Inc. REIT	25,029	2,024,596
Western Alliance Bancorp	5,441	198,433
Western Union Co.	11,397	133,687
Weyerhaeuser Co. REIT	36,884	1,235,983
White Mountains Insurance Group Ltd.	133	184,725
Willis Towers Watson PLC	4,697	1,106,144
Wintrust Financial Corp.	2,827	205,297
WP Carey, Inc. REIT	10,796	729,378
XP, Inc. Class A * (Brazil)	15,333	359,712
Zions Bancorp NA	7,044	189,202

		227,812,137

Industrial - 12.5%
3M Co.	27,704	2,772,893
Acuity Brands, Inc.	1,707	278,378
AECOM	6,423	543,964
AGCO Corp.	3,150	413,973
Agilent Technologies, Inc.	2,781	334,415
Allegion PLC	331	39,727
Amcor PLC	73,854	737,063
AMETEK, Inc.	11,584	1,875,218
Amphenol Corp. Class A	14,597	1,240,015
AO Smith Corp.	5,517	401,527
AptarGroup, Inc.	3,201	370,868
Ardagh Group SA * Ω	291	1,711
Armstrong World Industries, Inc.	1,595	117,169
Arrow Electronics, Inc. *	2,721	389,729
Avnet, Inc.	4,724	238,326

	Shares	Value
AZEK Co., Inc. *	5,437	$164,687
Ball Corp.	15,513	903,012
Berry Global Group, Inc.	6,113	393,310
Boeing Co. *	24,277	5,126,331
Builders FirstSource, Inc. *	6,411	871,896
BWX Technologies, Inc.	3,810	272,682
Carlisle Cos., Inc.	2,551	654,408
Carrier Global Corp.	41,964	2,086,030
Caterpillar, Inc.	6,506	1,600,801
CH Robinson Worldwide, Inc.	1,279	120,674
Clean Harbors, Inc. *	2,648	435,411
CNH Industrial NV (United Kingdom)	49,209	708,610
Cognex Corp.	8,695	487,094
Coherent Corp. *	5,999	305,829
Crane Co.	2,469	220,037
Crown Holdings, Inc.	5,340	463,886
CSX Corp.	90,932	3,100,781
Curtiss-Wright Corp.	1,989	365,300
Deere & Co.	893	361,835
Donaldson Co., Inc.	3,565	222,848
Dover Corp.	7,024	1,037,094
Eagle Materials, Inc.	614	114,462
Eaton Corp. PLC	20,066	4,035,273
EMCOR Group, Inc.	1,543	285,116
Emerson Electric Co.	28,755	2,599,164
Esab Corp.	2,669	177,595
Expeditors International of Washington, Inc.	6,698	811,329
FedEx Corp.	11,684	2,896,464
Flowserve Corp.	7,016	260,644
Fortive Corp.	17,810	1,331,654
Fortune Brands Innovations, Inc.	6,363	457,818
Garmin Ltd.	7,734	806,579
Gates Industrial Corp. PLC *	5,996	80,826
Generac Holdings, Inc. *	3,061	456,487
General Dynamics Corp.	12,332	2,653,230
General Electric Co.	54,631	6,001,215
Graco, Inc.	4,972	429,332
Graphic Packaging Holding Co.	7,127	171,262
Hayward Holdings, Inc. *	4,006	51,477
HEICO Corp.	131	23,179
HEICO Corp. Class A	230	32,338
Hexcel Corp.	4,353	330,915
Honeywell International, Inc.	29,222	6,063,565
Howmet Aerospace, Inc.	19,099	946,546
Hubbell, Inc.	1,467	486,399
Huntington Ingalls Industries, Inc.	1,973	449,055
IDEX Corp.	3,498	752,979
Illinois Tool Works, Inc.	2,827	707,202
Ingersoll Rand, Inc.	20,383	1,332,233
ITT, Inc.	4,336	404,159
Jabil, Inc.	2,422	261,406
Jacobs Solutions, Inc.	6,290	747,818
JB Hunt Transport Services, Inc.	3,328	602,468
Johnson Controls International PLC	34,608	2,358,189
Keysight Technologies, Inc. *	6,649	1,113,375
Kirby Corp. *	3,101	238,622
Knight-Swift Transportation Holdings, Inc.	8,104	450,258
L3Harris Technologies, Inc.	9,527	1,865,101
Landstar System, Inc.	367	70,662
Lennox International, Inc.	1,659	540,950
Lincoln Electric Holdings, Inc.	183	36,349
Littelfuse, Inc.	1,183	344,620
Louisiana-Pacific Corp.	3,060	229,439
Martin Marietta Materials, Inc.	3,109	1,435,394
Masco Corp.	11,095	636,631
MasTec, Inc. *	3,247	383,049
MDU Resources Group, Inc.	10,492	219,702
Mercury Systems, Inc. *	2,521	87,201
Middleby Corp. *	2,586	382,288
Mohawk Industries, Inc. *	2,767	285,444

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
MSA Safety, Inc.	1,541	$268,072
National Instruments Corp.	1,438	82,541
Nordson Corp.	2,879	714,510
Norfolk Southern Corp.	11,447	2,595,722
Northrop Grumman Corp.	6,802	3,100,352
nVent Electric PLC	8,581	443,380
Old Dominion Freight Line, Inc.	343	126,824
Oshkosh Corp.	3,411	295,359
Otis Worldwide Corp.	19,593	1,743,973
Owens Corning	4,520	589,860
Packaging Corp. of America	4,455	588,773
Parker-Hannifin Corp.	6,437	2,510,687
Pentair PLC	8,070	521,322
Raytheon Technologies Corp.	73,638	7,213,578
RBC Bearings, Inc. *	1,423	309,460
Regal Rexnord Corp.	3,382	520,490
Republic Services, Inc.	10,403	1,593,428
Ryder System, Inc.	2,328	197,391
Saia, Inc. *	1,190	407,468
Schneider National, Inc. Class B	2,847	81,766
Sealed Air Corp.	3,234	129,360
Sensata Technologies Holding PLC	7,854	353,351
Silgan Holdings, Inc.	4,415	207,019
Snap-on, Inc.	2,620	755,058
Sonoco Products Co.	5,054	298,287
Spirit AeroSystems Holdings, Inc. Class A	4,719	137,748
Stanley Black & Decker, Inc.	7,671	718,849
Stericycle, Inc. *	4,762	221,147
TD SYNNEX Corp.	2,092	196,648
Teledyne Technologies, Inc. *	2,333	959,120
Tetra Tech, Inc.	2,185	357,772
Textron, Inc.	10,139	685,701
Timken Co.	3,242	296,740
TopBuild Corp. *	1,491	396,636
Trane Technologies PLC	8,086	1,546,528
TransDigm Group, Inc.	2,194	1,961,809
Trimble, Inc. *	12,228	647,350
Union Pacific Corp.	17,570	3,595,173
United Parcel Service, Inc. Class B	26,384	4,729,332
Universal Display Corp.	1,289	185,784
Valmont Industries, Inc.	940	273,587
Vertiv Holdings Co.	15,131	374,795
Vontier Corp.	5,186	167,041
Vulcan Materials Co.	5,204	1,173,190
Waste Management, Inc.	2,070	358,979
Westinghouse Air Brake Technologies Corp.	8,979	984,727
Westrock Co.	13,166	382,736
Woodward, Inc.	3,076	365,767
XPO, Inc. *	5,734	338,306
Xylem, Inc.	10,521	1,184,875

		124,983,366

Technology - 8.1%
Activision Blizzard, Inc. *	39,263	3,309,871
Advanced Micro Devices, Inc. *	34,813	3,965,549
Akamai Technologies, Inc. *	7,727	694,425
Amdocs Ltd.	6,172	610,102
Analog Devices, Inc.	25,474	4,962,590
ANSYS, Inc. *	765	252,657
Applied Materials, Inc.	6,593	952,952
AppLovin Corp. Class A *	8,520	219,220
Aspen Technology, Inc. *	1,404	235,324
Bentley Systems, Inc. Class B	706	38,286
BILL Holdings, Inc. *	5,137	600,258
Black Knight, Inc. *	7,805	466,193
Broadridge Financial Solutions, Inc.	968	160,330
CACI International, Inc. Class A *	1,114	379,696
CCC Intelligent Solutions Holdings, Inc. *	10,125	113,501
Ceridian HCM Holding, Inc. *	6,787	454,525

	Shares	Value
Cirrus Logic, Inc. *	2,846	$230,554
Cognizant Technology Solutions Corp. Class A	25,586	1,670,254
Concentrix Corp.	2,306	186,210
Crane NXT Co.	2,469	139,350
Doximity, Inc. Class A *	3,268	111,177
Dropbox, Inc. Class A *	1,160	30,937
DXC Technology Co. *	11,949	319,277
Electronic Arts, Inc.	13,798	1,789,601
Entegris, Inc.	7,127	789,814
Fidelity National Information Services, Inc.	29,817	1,630,990
Fiserv, Inc. *	22,494	2,837,618
Genpact Ltd.	6,777	254,612
GLOBALFOUNDRIES, Inc. *	3,948	254,962
Guidewire Software, Inc. *	4,257	323,873
HashiCorp, Inc. Class A *	1,477	38,668
Hewlett Packard Enterprise Co.	65,081	1,093,361
HP, Inc.	34,639	1,063,764
Informatica, Inc. Class A *	1,890	34,965
Intel Corp.	210,374	7,034,907
International Business Machines Corp.	45,787	6,126,758
IPG Photonics Corp. *	1,509	204,952
Jack Henry & Associates, Inc.	2,501	418,492
KBR, Inc.	4,330	281,710
Kyndryl Holdings, Inc. *	10,616	140,980
Lam Research Corp.	358	230,144
Leidos Holdings, Inc.	7,076	626,084
Lumentum Holdings, Inc. *	3,223	182,841
Marvell Technology, Inc.	43,046	2,573,290
Microchip Technology, Inc.	7,775	696,562
Micron Technology, Inc.	55,071	3,475,531
MKS Instruments, Inc.	3,341	361,162
MSCI, Inc.	1,958	918,870
nCino, Inc. *	3,329	100,269
NCR Corp. *	5,603	141,196
NetApp, Inc.	6,483	495,301
Nutanix, Inc. Class A *	8,753	245,522
ON Semiconductor Corp. *	21,717	2,053,994
Oracle Corp.	45,130	5,374,532
Paycor HCM, Inc. *	1,507	35,671
PTC, Inc. *	2,611	371,545
Pure Storage, Inc. Class A *	3,086	113,627
Qorvo, Inc. *	5,175	528,005
QUALCOMM, Inc.	7,196	856,612
Roper Technologies, Inc.	5,325	2,560,260
Salesforce, Inc. *	11,734	2,478,925
Science Applications International Corp.	2,621	294,810
SentinelOne, Inc. Class A *	8,204	123,880
Skyworks Solutions, Inc.	7,983	883,638
SS&C Technologies Holdings, Inc.	10,941	663,025
Take-Two Interactive Software, Inc. *	8,304	1,222,017
Teradyne, Inc.	1,311	145,954
Texas Instruments, Inc.	27,080	4,874,942
Twilio, Inc. Class A *	7,116	452,720
Tyler Technologies, Inc. *	511	212,816
UiPath, Inc. Class A *	4,406	73,007
Unity Software, Inc. *	8,768	380,707
Western Digital Corp. *	16,513	626,338
Wolfspeed, Inc. *	6,396	355,554
Zebra Technologies Corp. Class A *	2,113	625,089
Zoom Video Communications, Inc. Class A *	12,448	844,970
ZoomInfo Technologies, Inc. *	7,585	192,583

		80,815,258

Utilities - 5.1%
AES Corp.	13,082	271,190
Alliant Energy Corp.	12,476	654,740
Ameren Corp.	13,312	1,087,191
American Electric Power Co., Inc.	25,948	2,184,822

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
American Water Works Co., Inc.	9,784	$1,396,666
Atmos Energy Corp.	7,349	854,983
Avangrid, Inc.	3,279	123,553
Brookfield Renewable Corp. Class A	6,805	214,494
CenterPoint Energy, Inc.	31,742	925,279
Clearway Energy, Inc. Class A	1,745	47,115
Clearway Energy, Inc. Class C	4,123	117,753
CMS Energy Corp.	14,561	855,459
Consolidated Edison, Inc.	17,477	1,579,921
Constellation Energy Corp.	16,502	1,510,758
Dominion Energy, Inc.	42,111	2,180,929
DTE Energy Co.	10,376	1,141,567
Duke Energy Corp.	38,840	3,485,502
Edison International	19,025	1,321,286
Entergy Corp.	10,548	1,027,059
Essential Utilities, Inc.	12,021	479,758
Evergy, Inc.	11,056	645,892
Eversource Energy	17,825	1,264,149
Exelon Corp.	50,076	2,040,096
FirstEnergy Corp.	27,349	1,063,329
Hawaiian Electric Industries, Inc.	5,387	195,009
IDACORP, Inc.	2,614	268,196
National Fuel Gas Co.	4,477	229,939
NextEra Energy, Inc.	102,012	7,569,290
NiSource, Inc.	21,094	576,921
NRG Energy, Inc.	10,920	408,299
OGE Energy Corp.	10,373	372,494
PG&E Corp. *	90,735	1,567,901
Pinnacle West Capital Corp.	5,864	477,681
PPL Corp.	37,170	983,518
Public Service Enterprise Group, Inc.	25,047	1,568,193
Sempra Energy	15,870	2,310,513
Southern Co.	54,908	3,857,287
UGI Corp.	10,875	293,299
Vistra Corp.	13,399	351,724
WEC Energy Group, Inc.	15,893	1,402,398
Xcel Energy, Inc.	27,750	1,725,217

		50,631,370

Total Common Stocks (Cost $869,665,183)		979,815,893

EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 1000 Value	89,309	14,095,639

Total Exchange-Traded Funds (Cost $13,482,153)		14,095,639

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $4,154,767; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $4,236,268)	$4,153,141	$4,153,141

Total Short-Term Investments (Cost $4,153,141)		4,153,141

TOTAL INVESTMENTS - 99.9% (Cost $887,300,477)		998,064,673

DERIVATIVES - 0.0%		156,200

OTHER ASSETS & LIABILITIES, NET - 0.1%		524,826

NET ASSETS - 100.0%		$998,745,699

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.3%
Financial	22.8%
Industrial	12.5%
Technology	8.1%
Energy	7.9%
Consumer, Cyclical	7.5%
Communications	6.1%
Utilities	5.1%
Basic Materials	3.8%
Others (each less than 3.0%)	1.8%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Investments with a total aggregate value of $1,711 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(c)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/23	13	$2,850,529	$2,917,362	$66,833
S&P MID 400 E-Mini Index	09/23	9	2,290,323	2,379,690	89,367

Total Futures Contracts					$156,200

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$37,459,559	$37,459,559	$-	$-
	Communications	61,294,854	61,294,854	-	-
	Consumer, Cyclical	74,900,575	74,900,575	-	-
	Consumer, Non-Cyclical	242,707,678	242,707,678	-	-
	Energy	79,211,096	79,211,096	-	-
	Financial	227,812,137	227,812,137	-	-
	Industrial	124,983,366	124,981,655	1,711	-
	Technology	80,815,258	80,815,258	-	-
	Utilities	50,631,370	50,631,370	-	-

	Total Common Stocks	979,815,893	979,814,182	1,711	-

	Exchange-Traded Funds	14,095,639	14,095,639	-	-
	Short-Term Investments	4,153,141	-	4,153,141	-
	Derivatives:
	Equity Contracts
	Futures	156,200	156,200	-	-

	Total	$998,220,873	$994,066,021	$4,154,852	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Basic Materials - 3.7%
Albemarle Corp.	3,805	$848,857
Alcoa Corp.	5,708	193,672
Ashland, Inc.	1,632	141,837
Axalta Coating Systems Ltd. *	7,187	235,806
Celanese Corp.	3,219	372,760
CF Industries Holdings, Inc.	6,368	442,067
Chemours Co.	4,788	176,629
Cleveland-Cliffs, Inc. *	16,549	277,361
DuPont de Nemours, Inc.	14,937	1,067,099
Eastman Chemical Co.	3,894	326,006
Element Solutions, Inc.	7,338	140,890
FMC Corp.	4,113	429,150
Huntsman Corp.	5,686	153,636
International Flavors & Fragrances, Inc.	8,377	666,725
International Paper Co.	11,280	358,817
LyondellBasell Industries NV Class A	8,446	775,596
Mosaic Co.	10,779	377,265
MP Materials Corp. *	3,386	77,472
NewMarket Corp.	186	74,794
Nucor Corp.	8,203	1,345,128
Olin Corp.	4,205	216,095
PPG Industries, Inc.	7,647	1,134,050
Reliance Steel & Aluminum Co.	1,909	518,465
Royal Gold, Inc.	2,121	243,448
RPM International, Inc.	4,142	371,662
SSR Mining, Inc. (Canada)	6,705	95,077
Steel Dynamics, Inc.	5,233	570,031
United States Steel Corp.	7,281	182,098
Valvoline, Inc.	5,590	209,681
Westlake Corp.	1,074	128,311

		12,150,485

Communications - 5.2%
Cable One, Inc.	188	123,531
CDW Corp.	4,389	805,381
Ciena Corp. *	4,758	202,167
Corning, Inc.	24,780	868,291
Coupang, Inc. * (South Korea)	35,692	621,041
DISH Network Corp. Class A *	8,156	53,748
DoorDash, Inc. Class A *	9,829	751,132
eBay, Inc.	17,412	778,142
Etsy, Inc. *	3,996	338,102
Expedia Group, Inc. *	4,678	511,726
F5, Inc. *	1,941	283,891
FactSet Research Systems, Inc.	1,242	497,607
Fox Corp. Class A	9,486	322,524
Fox Corp. Class B	4,231	134,927
Frontier Communications Parent, Inc. *	7,972	148,598
GCI Liberty, Inc. (Escrow) * Ω ±	4,166	-
Gen Digital, Inc.	17,885	331,767
GoDaddy, Inc. Class A *	5,021	377,228
IAC, Inc. *	2,502	157,126
Interpublic Group of Cos., Inc.	12,457	480,591
Iridium Communications, Inc.	4,060	252,207
Juniper Networks, Inc.	10,391	325,550
Liberty Broadband Corp. Class A *	567	45,207
Liberty Broadband Corp. Class C *	3,793	303,857
Liberty Media Corp. - Liberty Formula One Class A *	669	45,238
Liberty Media Corp. - Liberty Formula One Class C *	6,316	475,468
Liberty Media Corp. - Liberty SiriusXM Class A *	2,443	80,155
Liberty Media Corp. - Liberty SiriusXM Class C *	5,038	164,894
Lyft, Inc. Class A *	10,611	101,759

	Shares	Value
Match Group, Inc. *	9,079	$379,956
New York Times Co. Class A	5,286	208,163
News Corp. Class A	12,365	241,117
News Corp. Class B	3,852	75,961
Nexstar Media Group, Inc.	1,114	185,537
Okta, Inc. *	4,891	339,191
Omnicom Group, Inc.	6,427	611,529
Paramount Global Class A	512	9,503
Paramount Global Class B	18,629	296,387
Pinterest, Inc. Class A *	19,437	531,408
Robinhood Markets, Inc. Class A *	21,618	215,748
Roku, Inc. *	3,965	253,601
Sirius XM Holdings, Inc.	20,279	91,864
Spotify Technology SA *	4,601	738,691
Trade Desk, Inc. Class A *	14,423	1,113,744
TripAdvisor, Inc. *	3,324	54,813
Ubiquiti, Inc.	135	23,726
VeriSign, Inc. *	2,948	666,160
Viasat, Inc. *	2,364	97,539
Warner Bros Discovery, Inc. *	71,785	900,184
Wayfair, Inc. Class A *	2,567	166,881
World Wrestling Entertainment, Inc. Class A	1,401	151,966
Zillow Group, Inc. Class A *	1,834	90,233
Zillow Group, Inc. Class C *	5,138	258,236

		17,283,993

Consumer, Cyclical - 13.2%
Advance Auto Parts, Inc.	2,005	140,951
Alaska Air Group, Inc. *	4,100	218,038
Allison Transmission Holdings, Inc.	2,998	169,267
AMC Entertainment Holdings, Inc. Class A *	16,823	74,021
American Airlines Group, Inc. *	21,033	377,332
Aptiv PLC *	8,790	897,371
Aramark	7,692	331,141
AutoNation, Inc. *	992	163,293
Bath & Body Works, Inc.	7,462	279,825
Best Buy Co., Inc.	6,346	520,055
BJ’s Wholesale Club Holdings, Inc. *	4,326	272,581
BorgWarner, Inc.	7,601	371,765
Boyd Gaming Corp.	2,354	163,297
Brunswick Corp.	2,353	203,864
Burlington Stores, Inc. *	2,103	330,991
Caesars Entertainment, Inc. *	6,670	339,970
Capri Holdings Ltd. *	3,941	141,442
CarMax, Inc. *	5,175	433,147
Carnival Corp. *	32,006	602,673
Carter’s, Inc.	1,214	88,136
Casey’s General Stores, Inc.	1,211	295,339
Choice Hotels International, Inc.	1,047	123,043
Churchill Downs, Inc.	2,330	324,266
Columbia Sportswear Co.	1,172	90,525
Copart, Inc. *	14,010	1,277,852
Core & Main, Inc. Class A *	2,760	86,498
Crocs, Inc. *	1,981	222,744
Cummins, Inc.	4,633	1,135,826
Darden Restaurants, Inc.	3,932	656,959
Deckers Outdoor Corp. *	860	453,788
Delta Air Lines, Inc. *	21,039	1,000,194
Dick’s Sporting Goods, Inc.	1,957	258,696
Dolby Laboratories, Inc. Class A	1,927	161,251
Dollar Tree, Inc. *	6,791	974,508
Domino’s Pizza, Inc.	1,148	386,865
DR Horton, Inc.	10,139	1,233,815
DraftKings, Inc. Class A *	13,616	361,777
Fastenal Co.	18,604	1,097,450
Ferguson PLC	6,722	1,057,438
Five Below, Inc. *	1,775	348,858
Floor & Decor Holdings, Inc. Class A *	3,358	349,098
Freshpet, Inc. *	1,480	97,399
GameStop Corp. Class A *	8,821	213,909

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Gap, Inc.	6,332	$56,545
Gentex Corp.	7,649	223,810
Genuine Parts Co.	4,563	772,196
Harley-Davidson, Inc.	4,266	150,206
Hasbro, Inc.	4,313	279,353
Hilton Worldwide Holdings, Inc.	8,377	1,219,272
Hyatt Hotels Corp. Class A	1,543	176,797
Kohl’s Corp.	3,579	82,496
Lear Corp.	1,912	274,468
Leggett & Platt, Inc.	4,331	128,284
Lennar Corp. Class A	8,103	1,015,387
Lennar Corp. Class B	482	54,456
Lithia Motors, Inc.	883	268,529
Live Nation Entertainment, Inc. *	5,102	464,843
LKQ Corp.	8,677	505,609
Lucid Group, Inc. *	24,260	167,151
Macy’s, Inc.	8,646	138,768
Madison Square Garden Sports Corp.	606	113,958
Marriott Vacations Worldwide Corp.	1,189	145,914
Mattel, Inc. *	11,442	223,577
MGM Resorts International	9,768	429,011
MSC Industrial Direct Co., Inc. Class A	1,504	143,301
Murphy USA, Inc.	643	200,044
Newell Brands, Inc.	12,288	106,906
Nordstrom, Inc.	3,642	74,552
Norwegian Cruise Line Holdings Ltd. *	13,701	298,271
NVR, Inc. *	95	603,309
Ollie’s Bargain Outlet Holdings, Inc. *	2,031	117,656
PACCAR, Inc.	16,698	1,396,788
Peloton Interactive, Inc. Class A *	10,032	77,146
Penn Entertainment, Inc. *	5,028	120,823
Penske Automotive Group, Inc.	654	108,976
Petco Health & Wellness Co., Inc. *	2,619	23,309
Planet Fitness, Inc. Class A *	2,717	183,234
Polaris, Inc.	1,792	216,707
Pool Corp.	1,237	463,430
PulteGroup, Inc.	7,225	561,238
PVH Corp.	2,071	175,973
QuantumScape Corp. *	9,686	77,391
Ralph Lauren Corp.	1,320	162,756
RH *	530	174,683
Rivian Automotive, Inc. Class A *	17,009	283,370
Ross Stores, Inc.	10,942	1,226,926
Royal Caribbean Cruises Ltd. *	7,624	790,914
Scotts Miracle-Gro Co.	1,314	82,375
SiteOne Landscape Supply, Inc. *	1,448	242,337
Skechers USA, Inc. Class A *	4,355	229,334
Southwest Airlines Co.	19,449	704,248
Tapestry, Inc.	7,688	329,046
Tempur Sealy International, Inc.	5,413	216,899
Texas Roadhouse, Inc.	2,177	244,434
Thor Industries, Inc.	1,680	173,880
Toll Brothers, Inc.	3,610	285,443
Tractor Supply Co.	3,568	788,885
Travel & Leisure Co.	2,359	95,162
Ulta Beauty, Inc. *	1,630	767,070
Under Armour, Inc. Class A *	6,133	44,280
Under Armour, Inc. Class C *	6,180	41,468
United Airlines Holdings, Inc. *	10,687	586,396
Univar Solutions, Inc. *	5,234	187,587
Vail Resorts, Inc.	1,312	330,309
VF Corp.	11,321	216,118
Victoria’s Secret, Inc. *	2,640	46,015
Walgreens Boots Alliance, Inc.	23,338	664,900
Watsco, Inc.	1,074	409,699
Wendy’s Co.	5,551	120,734
WESCO International, Inc.	1,453	260,174
Whirlpool Corp.	1,738	258,597
Williams-Sonoma, Inc.	2,122	265,547
Wingstop, Inc.	975	195,156

	Shares	Value
WW Grainger, Inc.	1,454	$1,146,610
Wyndham Hotels & Resorts, Inc.	2,825	193,710
Wynn Resorts Ltd.	3,383	357,279
YETI Holdings, Inc. *	2,807	109,024
Yum! Brands, Inc.	9,135	1,265,654

		43,663,961

Consumer, Non-Cyclical - 19.1%
10X Genomics, Inc. Class A *	3,010	168,078
Acadia Healthcare Co., Inc. *	2,899	230,876
ADT, Inc.	6,803	41,022
Affirm Holdings, Inc. *	7,200	110,376
agilon health, Inc. *	8,872	153,841
Albertsons Cos., Inc. Class A	13,565	295,988
Align Technology, Inc. *	2,487	879,503
Alnylam Pharmaceuticals, Inc. *	4,040	767,358
Amedisys, Inc. *	1,041	95,189
AmerisourceBergen Corp.	5,266	1,013,336
Apellis Pharmaceuticals, Inc. *	3,247	295,802
Avantor, Inc. *	21,977	451,408
Avery Dennison Corp.	2,660	456,988
Avis Budget Group, Inc. *	665	152,066
Azenta, Inc. *	2,224	103,816
Baxter International, Inc.	16,469	750,328
Bio-Rad Laboratories, Inc. Class A *	684	259,318
Bio-Techne Corp.	5,080	414,680
Biogen, Inc. *	4,712	1,342,213
BioMarin Pharmaceutical, Inc. *	6,053	524,674
Block, Inc. *	17,665	1,175,959
Booz Allen Hamilton Holding Corp.	4,195	468,162
Boston Beer Co., Inc. Class A *	307	94,691
Bright Horizons Family Solutions, Inc. *	1,878	173,621
Brown-Forman Corp. Class A	1,481	100,812
Brown-Forman Corp. Class B	5,975	399,011
Bruker Corp.	3,458	255,615
Bunge Ltd.	4,864	458,918
Campbell Soup Co.	6,229	284,728
Cardinal Health, Inc.	8,468	800,819
Catalent, Inc. *	5,971	258,903
Celsius Holdings, Inc. *	1,771	264,216
Certara, Inc. *	3,783	68,888
Charles River Laboratories International, Inc. *	1,643	345,441
Chemed Corp.	475	257,293
Church & Dwight Co., Inc.	7,981	799,936
Cintas Corp.	2,823	1,403,257
Clarivate PLC *	15,230	145,142
Clorox Co.	4,050	644,112
Conagra Brands, Inc.	15,440	520,637
Cooper Cos., Inc.	1,595	611,571
Corteva, Inc.	23,244	1,331,881
CoStar Group, Inc. *	13,144	1,169,816
Coty, Inc. Class A *	11,438	140,573
Darling Ingredients, Inc. *	5,236	334,004
DaVita, Inc. *	1,810	181,851
Dentsply Sirona, Inc.	6,884	275,498
Dexcom, Inc. *	12,595	1,618,583
Driven Brands Holdings, Inc. *	2,024	54,769
Dun & Bradstreet Holdings, Inc.	8,184	94,689
Elanco Animal Health, Inc. *	15,957	160,527
Encompass Health Corp.	3,211	217,417
Enovis Corp. *	1,648	105,670
Envista Holdings Corp. *	5,298	179,284
Equifax, Inc.	3,995	940,024
Euronet Worldwide, Inc. *	1,542	180,985
Exact Sciences Corp. *	5,824	546,874
Exelixis, Inc. *	10,411	198,954
FleetCor Technologies, Inc. *	2,356	591,545
Flowers Foods, Inc.	6,085	151,395
FTI Consulting, Inc. *	1,094	208,079

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Gartner, Inc.*	2,495	$874,023
Ginkgo Bioworks Holdings, Inc.*	49,990	92,981
Global Payments, Inc.	8,582	845,499
Globus Medical, Inc. Class A *	2,512	149,564
Grand Canyon Education, Inc.*	998	103,004
Grocery Outlet Holding Corp.*	2,871	87,881
GXO Logistics, Inc.*	3,810	239,344
H&R Block, Inc.	4,926	156,992
Henry Schein, Inc.*	4,244	344,188
Hertz Global Holdings, Inc.*	4,378	80,511
Hologic, Inc.*	7,875	637,639
Horizon Therapeutics PLC*	7,275	748,234
Hormel Foods Corp.	9,337	375,534
ICON PLC *	2,655	664,281
ICU Medical, Inc.*	656	116,893
IDEXX Laboratories, Inc.*	2,682	1,346,981
Illumina, Inc.*	5,151	965,761
Incyte Corp.*	6,089	379,040
Ingredion, Inc.	2,141	226,839
Inspire Medical Systems, Inc.*	936	303,863
Insulet Corp.*	2,262	652,225
Integra LifeSciences Holdings Corp.*	2,357	96,943
Ionis Pharmaceuticals, Inc.*	4,630	189,969
IQVIA Holdings, Inc.*	6,007	1,350,193
J M Smucker Co.	3,376	498,534
Jazz Pharmaceuticals PLC *	1,988	246,452
Karuna Therapeutics, Inc.*	1,158	251,112
Kellogg Co.	8,370	564,138
Kroger Co.	21,260	999,220
Laboratory Corp. of America Holdings	2,868	692,134
Lamb Weston Holdings, Inc.	4,724	543,024
ManpowerGroup, Inc.	1,636	129,898
Maravai LifeSciences Holdings, Inc. Class A *	3,574	44,425
MarketAxess Holdings, Inc.	1,203	314,488
Masimo Corp. *	1,539	253,242
McCormick & Co., Inc.	8,239	718,688
Medpace Holdings, Inc. *	759	182,289
Mirati Therapeutics, Inc. *	1,453	52,497
Mister Car Wash, Inc. *	3,163	30,523
Molina Healthcare, Inc. *	1,877	565,428
Molson Coors Beverage Co. Class B	5,729	377,197
Morningstar, Inc.	812	159,209
Natera, Inc. *	3,371	164,033
Neurocrine Biosciences, Inc. *	3,114	293,650
Novocure Ltd.*	3,363	139,565
Olaplex Holdings, Inc. *	5,197	19,333
Organon & Co.	8,234	171,350
Paylocity Holding Corp. *	1,358	250,592
Penumbra, Inc. *	1,165	400,830
Performance Food Group Co. *	4,954	298,429
Perrigo Co. PLC	4,351	147,716
Pilgrim’s Pride Corp. *	1,515	32,557
Post Holdings, Inc. *	1,754	151,984
Premier, Inc. Class A	3,832	105,993
QIAGEN NV*	7,374	332,051
Quanta Services, Inc.	4,677	918,797
Quest Diagnostics, Inc.	3,622	509,108
QuidelOrtho Corp. *	1,740	144,176
R1 RCM, Inc. *	4,978	91,844
RB Global, Inc. (Canada)	5,915	354,900
Repligen Corp. *	1,799	254,487
ResMed, Inc.	4,749	1,037,657
Revvity, Inc.	4,129	490,484
Reynolds Consumer Products, Inc.	1,768	49,946
Robert Half International, Inc.	3,425	257,629
Roivant Sciences Ltd. *	7,944	80,076
Rollins, Inc.	7,200	308,376
Royalty Pharma PLC Class A	12,123	372,661
Sarepta Therapeutics, Inc. *	2,913	333,597

	Shares	Value
Seaboard Corp.	8	$28,486
Seagen, Inc. *	4,566	878,772
Service Corp. International	4,865	314,230
Shift4 Payments, Inc. Class A *	1,796	121,966
Shockwave Medical, Inc. *	1,181	337,069
Sotera Health Co. *	3,217	60,608
Spectrum Brands Holdings, Inc.	1,297	101,231
STERIS PLC	3,231	726,910
Syneos Health, Inc. *	3,335	140,537
Tandem Diabetes Care, Inc. *	2,077	50,970
Teladoc Health, Inc. *	5,227	132,348
Teleflex, Inc.	1,527	369,580
Tenet Healthcare Corp. *	3,287	267,496
Toast, Inc. Class A *	11,537	260,390
TransUnion	6,292	492,852
Tyson Foods, Inc. Class A	9,105	464,719
U-Haul Holding Co.	3,014	154,477
Ultragenyx Pharmaceutical, Inc. *	2,174	100,287
United Rentals, Inc.	2,235	995,402
United Therapeutics Corp. *	1,449	319,867
Universal Health Services, Inc. Class B	1,959	309,071
US Foods Holding Corp. *	7,379	324,676
Verisk Analytics, Inc.	4,649	1,050,813
Viatris, Inc.	39,414	393,352
Waters Corp. *	1,898	505,893
West Pharmaceutical Services, Inc.	2,407	920,605
WEX, Inc. *	1,417	257,993
WillScot Mobile Mini Holdings Corp. *	6,404	306,047
Zimmer Biomet Holdings, Inc.	6,829	994,302

		63,464,660

Energy - 5.0%
Antero Midstream Corp.	10,944	126,950
Antero Resources Corp. *	9,231	212,590
APA Corp.	10,105	345,288
Baker Hughes Co.	33,007	1,043,351
Cheniere Energy, Inc.	7,901	1,203,796
Chesapeake Energy Corp.	4,132	345,766
Coterra Energy, Inc.	24,665	624,024
Devon Energy Corp.	20,883	1,009,484
Diamondback Energy, Inc.	5,885	773,054
DTE Midstream LLC *	3,151	156,195
Enphase Energy, Inc. *	4,302	720,499
EQT Corp.	11,742	482,948
First Solar, Inc. *	3,491	663,604
Halliburton Co.	29,227	964,199
Hess Corp.	9,055	1,231,027
HF Sinclair Corp.	4,585	204,537
Marathon Oil Corp.	20,245	466,040
New Fortress Energy, Inc.	2,109	56,479
NOV, Inc.	12,642	202,778
ONEOK, Inc.	14,611	901,791
Ovintiv, Inc.	7,900	300,753
PDC Energy, Inc.	2,885	205,239
Phillips 66	15,016	1,432,226
Plug Power, Inc. *	16,907	175,664
Range Resources Corp.	7,738	227,497
Southwestern Energy Co. *	35,874	215,603
Sunrun, Inc. *	6,780	121,091
Targa Resources Corp.	7,268	553,095
TechnipFMC PLC * (United Kingdom)	14,295	237,583
Texas Pacific Land Corp.	192	252,768
Williams Cos., Inc.	39,684	1,294,889

		16,750,808

Financial - 19.2%
Affiliated Managers Group, Inc.	1,154	172,973
Aflac, Inc.	19,611	1,368,848
AGNC Investment Corp. REIT	18,571	188,124
Agree Realty Corp. REIT	2,898	189,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Air Lease Corp.	3,382	$141,537
Alexandria Real Estate Equities, Inc. REIT	5,561	631,118
Allstate Corp.	8,546	931,856
Ally Financial, Inc.	8,811	237,985
American Financial Group, Inc.	2,369	281,319
American Homes 4 Rent Class A REIT	10,845	384,455
Americold Realty Trust, Inc. REIT	8,758	282,883
Ameriprise Financial, Inc.	3,425	1,137,648
Annaly Capital Management, Inc. REIT	16,078	321,721
Apartment Income REIT Corp.	4,874	175,903
Apollo Global Management, Inc.	16,999	1,305,693
Arch Capital Group Ltd. *	11,641	871,329
Ares Management Corp. Class A	5,220	502,947
Arthur J Gallagher & Co.	6,899	1,514,813
Assurant, Inc.	1,732	217,747
Assured Guaranty Ltd.	1,875	104,625
AvalonBay Communities, Inc. REIT	4,540	859,286
Axis Capital Holdings Ltd.	2,533	136,351
Bank of New York Mellon Corp.	25,747	1,146,256
Bank OZK	3,640	146,182
Blue Owl Capital, Inc.	14,564	169,671
BOK Financial Corp.	945	76,337
Boston Properties, Inc. REIT	5,104	293,939
Brighthouse Financial, Inc. *	2,206	104,454
Brixmor Property Group, Inc. REIT	9,709	213,598
Brown & Brown, Inc.	7,740	532,822
Camden Property Trust REIT	3,375	367,436
Carlyle Group, Inc.	7,040	224,928
Cboe Global Markets, Inc.	3,462	477,791
CBRE Group, Inc. Class A *	10,093	814,606
Cincinnati Financial Corp.	5,020	488,546
Citizens Financial Group, Inc.	15,595	406,718
CNA Financial Corp.	888	34,295
Coinbase Global, Inc. Class A *	5,328	381,218
Columbia Banking System, Inc.	6,908	140,094
Comerica, Inc.	4,252	180,115
Commerce Bancshares, Inc.	3,859	187,933
Cousins Properties, Inc. REIT	4,916	112,085
Credit Acceptance Corp. *	216	109,713
CubeSmart REIT	7,258	324,142
Cullen/Frost Bankers, Inc.	1,898	204,092
Digital Realty Trust, Inc. REIT	9,472	1,078,577
Discover Financial Services	8,258	964,947
East West Bancorp, Inc.	4,573	241,409
EastGroup Properties, Inc. REIT	1,428	247,901
EPR Properties REIT	2,410	112,788
Equitable Holdings, Inc.	11,633	315,952
Equity LifeStyle Properties, Inc. REIT	5,785	386,959
Equity Residential REIT	12,172	802,987
Essex Property Trust, Inc. REIT	2,099	491,796
Evercore, Inc. Class A	1,187	146,701
Everest Re Group Ltd.	1,389	474,844
Extra Space Storage, Inc. REIT	4,355	648,242
Federal Realty Investment Trust REIT	2,609	252,473
Fidelity National Financial, Inc.	8,456	304,416
Fifth Third Bancorp	22,008	576,830
First American Financial Corp.	3,284	187,254
First Citizens BancShares, Inc. Class A	350	449,207
First Hawaiian, Inc.	4,158	74,886
First Horizon Corp.	17,226	194,137
First Industrial Realty Trust, Inc. REIT	4,290	225,826
FNB Corp.	11,650	133,276
Franklin Resources, Inc.	9,289	248,109
Gaming & Leisure Properties, Inc. REIT	8,146	394,755
Globe Life, Inc.	2,890	316,802
Hanover Insurance Group, Inc.	1,143	129,193
Hartford Financial Services Group, Inc.	9,921	714,510
Healthcare Realty Trust, Inc. REIT	12,316	232,280
Healthpeak Properties, Inc. REIT	17,757	356,916
Highwoods Properties, Inc. REIT	3,381	80,840

	Shares	Value
Host Hotels & Resorts, Inc. REIT	23,027	$387,544
Houlihan Lokey, Inc.	1,619	159,164
Howard Hughes Corp. *	1,063	83,892
Huntington Bancshares, Inc.	47,007	506,735
Interactive Brokers Group, Inc. Class A	3,249	269,894
Invesco Ltd.	12,155	204,326
Invitation Homes, Inc. REIT	20,057	689,961
Iron Mountain, Inc. REIT	9,458	537,404
Janus Henderson Group PLC	4,428	120,663
Jefferies Financial Group, Inc.	6,440	213,615
Jones Lang LaSalle, Inc. *	1,552	241,802
Kemper Corp.	2,067	99,753
KeyCorp	30,068	277,828
Kilroy Realty Corp. REIT	3,783	113,830
Kimco Realty Corp. REIT	19,679	388,070
Kinsale Capital Group, Inc.	711	266,056
KKR & Co., Inc.	21,044	1,178,464
Lamar Advertising Co. Class A REIT	2,811	278,992
Lazard Ltd. Class A	3,563	114,016
Life Storage, Inc. REIT	2,742	364,576
Lincoln National Corp.	5,523	142,272
Loews Corp.	6,165	366,078
LPL Financial Holdings, Inc.	2,541	552,490
M&T Bank Corp.	5,388	666,819
Markel Group, Inc. *	426	589,235
Medical Properties Trust, Inc. REIT	19,332	179,014
MGIC Investment Corp.	9,613	151,789
Mid-America Apartment Communities, Inc. REIT	3,767	572,057
Nasdaq, Inc.	11,113	553,983
National Storage Affiliates Trust REIT	2,763	96,235
New York Community Bancorp, Inc.	23,189	260,644
NNN REIT, Inc. REIT	5,888	251,948
Northern Trust Corp.	6,731	499,036
NU Holdings Ltd. Class A * (Brazil)	75,144	592,886
Old Republic International Corp.	8,712	219,281
Omega Healthcare Investors, Inc. REIT	7,661	235,116
OneMain Holdings, Inc.	3,736	163,226
Park Hotels & Resorts, Inc. REIT	7,255	93,009
Pinnacle Financial Partners, Inc.	2,439	138,169
Popular, Inc.	2,292	138,712
Primerica, Inc.	1,193	235,928
Principal Financial Group, Inc.	7,943	602,397
Prosperity Bancshares, Inc.	2,834	160,064
Prudential Financial, Inc.	11,960	1,055,111
Raymond James Financial, Inc.	6,396	663,713
Rayonier, Inc. REIT	4,713	147,988
Realty Income Corp. REIT	21,538	1,287,757
Regency Centers Corp. REIT	5,574	344,306
Regions Financial Corp.	30,668	546,504
Reinsurance Group of America, Inc.	2,186	303,176
RenaissanceRe Holdings Ltd. (Bermuda)	1,607	299,738
Rexford Industrial Realty, Inc. REIT	6,525	340,735
Rithm Capital Corp. REIT	15,687	146,673
RLI Corp.	1,309	178,639
Rocket Cos., Inc. Class A *	3,693	33,089
Ryan Specialty Holdings, Inc. *	3,021	135,613
SBA Communications Corp. REIT	3,505	812,319
SEI Investments Co.	3,347	199,548
Simon Property Group, Inc. REIT	10,573	1,220,970
SLM Corp.	7,795	127,214
SoFi Technologies, Inc. *	29,871	249,124
Spirit Realty Capital, Inc. REIT	4,526	178,234
STAG Industrial, Inc. REIT	5,846	209,754
Starwood Property Trust, Inc. REIT	9,507	184,436
State Street Corp.	10,874	795,759
Stifel Financial Corp.	3,324	198,343
Sun Communities, Inc. REIT	3,986	520,014
Synchrony Financial	13,898	471,420
Synovus Financial Corp.	4,686	141,752

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
T Rowe Price Group, Inc.	7,146	$800,495
TFS Financial Corp.	1,778	22,349
TPG, Inc.	2,089	61,124
Tradeweb Markets, Inc. Class A	3,626	248,308
UDR, Inc. REIT	10,687	459,114
Unum Group	6,496	309,859
UWM Holdings Corp.	2,763	15,473
Ventas, Inc. REIT	13,106	619,521
VICI Properties, Inc. REIT	32,648	1,026,127
Virtu Financial, Inc. Class A	3,071	52,483
Vornado Realty Trust REIT	5,743	104,178
Voya Financial, Inc.	3,180	228,038
W R Berkley Corp.	6,869	409,118
Webster Financial Corp.	5,613	211,891
Welltower, Inc. REIT	16,191	1,309,690
Western Alliance Bancorp	3,442	125,530
Western Union Co.	9,529	111,775
Weyerhaeuser Co. REIT	23,860	799,549
White Mountains Insurance Group Ltd.	81	112,502
Willis Towers Watson PLC	3,472	817,656
Wintrust Financial Corp.	2,077	150,832
WP Carey, Inc. REIT	6,829	461,367
XP, Inc. Class A * (Brazil)	10,817	253,767
Zions Bancorp NA	4,774	128,230

		63,468,323

Industrial - 15.4%
Acuity Brands, Inc.	1,043	170,092
Advanced Drainage Systems, Inc.	2,046	232,794
AECOM	4,263	361,033
AGCO Corp.	2,024	265,994
Agilent Technologies, Inc.	9,622	1,157,045
Allegion PLC	2,855	342,657
Amcor PLC	48,538	484,409
AMETEK, Inc.	7,494	1,213,129
Amphenol Corp. Class A	18,999	1,613,965
AO Smith Corp.	3,996	290,829
AptarGroup, Inc.	2,132	247,014
Ardagh Group SA * Ω	1,329	7,815
Ardagh Metal Packaging SA	4,302	16,176
Armstrong World Industries, Inc.	1,474	108,280
Arrow Electronics, Inc. *	1,896	271,564
Avnet, Inc.	2,960	149,332
Axon Enterprise, Inc. *	2,266	442,142
AZEK Co., Inc. *	3,991	120,887
Ball Corp.	10,118	588,969
Berry Global Group, Inc.	3,966	255,172
Builders FirstSource, Inc. *	4,147	563,992
BWX Technologies, Inc.	2,972	212,706
Carlisle Cos., Inc.	1,650	423,274
Carrier Global Corp.	27,147	1,349,477
CH Robinson Worldwide, Inc.	3,744	353,246
ChargePoint Holdings, Inc. *	8,238	72,412
Clean Harbors, Inc. *	1,664	273,612
CNH Industrial NV (United Kingdom)	31,834	458,410
Cognex Corp.	5,675	317,913
Coherent Corp. *	3,862	196,885
Crane Co.	1,615	143,929
Crown Holdings, Inc.	3,455	300,136
Curtiss-Wright Corp.	1,243	228,289
Donaldson Co., Inc.	3,958	247,415
Dover Corp.	4,536	669,740
Eagle Materials, Inc.	1,175	219,044
EMCOR Group, Inc.	1,527	282,159
Esab Corp.	1,845	122,766
Expeditors International of Washington, Inc.	5,009	606,740
Flowserve Corp.	4,238	157,442
Fortive Corp.	11,503	860,079
Fortune Brands Innovations, Inc.	4,171	300,103
Garmin Ltd.	5,054	527,082

	Shares	Value
Gates Industrial Corp. PLC *	3,512	$47,342
Generac Holdings, Inc. *	1,953	291,251
Graco, Inc.	5,442	469,917
Graphic Packaging Holding Co.	9,972	239,627
Hayward Holdings, Inc. *	3,596	46,209
HEICO Corp.	1,462	258,686
HEICO Corp. Class A	2,641	371,325
Hexcel Corp.	2,728	207,383
Howmet Aerospace, Inc.	12,376	613,355
Hubbell, Inc.	1,754	581,556
Huntington Ingalls Industries, Inc.	1,280	291,328
IDEX Corp.	2,489	535,782
Ingersoll Rand, Inc.	13,186	861,837
ITT, Inc.	2,716	253,158
Jabil, Inc.	4,249	458,595
Jacobs Solutions, Inc.	4,119	489,708
JB Hunt Transport Services, Inc.	2,695	487,876
Keysight Technologies, Inc. *	5,781	968,028
Kirby Corp. *	1,943	149,514
Knight-Swift Transportation Holdings, Inc.	5,083	282,411
Landstar System, Inc.	1,161	223,539
Lennox International, Inc.	1,044	340,417
Lincoln Electric Holdings, Inc.	1,827	362,897
Littelfuse, Inc.	787	229,261
Louisiana-Pacific Corp.	2,092	156,858
Martin Marietta Materials, Inc.	2,011	928,459
Masco Corp.	7,323	420,194
MasTec, Inc. *	1,995	235,350
MDU Resources Group, Inc.	6,575	137,681
Mercury Systems, Inc. *	1,601	55,379
Mettler-Toledo International, Inc. *	710	931,264
Middleby Corp. *	1,740	257,224
Mohawk Industries, Inc. *	1,711	176,507
MSA Safety, Inc.	1,207	209,970
National Instruments Corp.	4,277	245,500
Nordson Corp.	1,863	462,359
nVent Electric PLC	5,392	278,605
Old Dominion Freight Line, Inc.	3,214	1,188,376
Oshkosh Corp.	2,123	183,831
Otis Worldwide Corp.	13,469	1,198,876
Owens Corning	2,924	381,582
Packaging Corp. of America	2,882	380,885
Parker-Hannifin Corp.	4,164	1,624,127
Pentair PLC	5,374	347,160
RBC Bearings, Inc. *	921	200,290
Regal Rexnord Corp.	2,186	336,425
Republic Services, Inc.	6,713	1,028,230
Rockwell Automation, Inc.	3,744	1,233,461
Ryder System, Inc.	1,463	124,048
Saia, Inc. *	865	296,185
Schneider National, Inc. Class B	1,758	50,490
Sealed Air Corp.	4,682	187,280
Sensata Technologies Holding PLC	4,908	220,811
Silgan Holdings, Inc.	2,737	128,338
Snap-on, Inc.	1,681	484,447
Sonoco Products Co.	3,184	187,920
Spirit AeroSystems Holdings, Inc. Class A	3,397	99,158
Stanley Black & Decker, Inc.	4,927	461,709
Stericycle, Inc. *	2,983	138,531
TD SYNNEX Corp.	1,353	127,182
Teledyne Technologies, Inc. *	1,521	625,298
Tetra Tech, Inc.	1,710	279,995
Textron, Inc.	6,559	443,585
Timken Co.	1,991	182,236
TopBuild Corp. *	1,038	276,129
Toro Co.	3,395	345,102
Trane Technologies PLC	7,420	1,419,149
TransDigm Group, Inc.	1,708	1,527,242
Trex Co., Inc. *	3,607	236,475
Trimble, Inc. *	8,026	424,896

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Universal Display Corp.	1,521	$219,222
Valmont Industries, Inc.	684	199,078
Vertiv Holdings Co.	10,526	260,729
Vontier Corp.	5,139	165,527
Vulcan Materials Co.	4,304	970,294
Westinghouse Air Brake Technologies Corp.	5,808	636,963
Westrock Co.	8,263	240,205
Woodward, Inc.	1,904	226,405
XPO, Inc. *	3,709	218,831
Xylem, Inc.	7,731	870,665

		51,159,869

Technology - 12.6%
Akamai Technologies, Inc. *	5,066	455,281
Allegro MicroSystems, Inc. * (Japan)	2,157	97,367
Alteryx, Inc. Class A *	1,954	88,712
Amdocs Ltd.	3,868	382,352
ANSYS, Inc. *	2,827	933,673
AppLovin Corp. Class A *	7,123	183,275
Aspen Technology, Inc. *	924	154,872
Bentley Systems, Inc. Class B	6,258	339,371
BILL Holdings, Inc. *	3,340	390,279
Black Knight, Inc. *	5,031	300,502
Broadridge Financial Solutions, Inc.	3,831	634,529
CACI International, Inc. Class A *	755	257,334
CCC Intelligent Solutions Holdings, Inc. *	6,550	73,425
Ceridian HCM Holding, Inc. *	4,803	321,657
Cirrus Logic, Inc. *	1,784	144,522
Cloudflare, Inc. Class A *	9,285	606,960
Cognizant Technology Solutions Corp. Class A	16,552	1,080,515
Concentrix Corp.	1,461	117,976
Confluent, Inc. Class A *	6,026	212,778
Crane NXT Co.	1,615	91,151
Crowdstrike Holdings, Inc. Class A *	6,859	1,007,381
Datadog, Inc. Class A *	8,897	875,287
DocuSign, Inc.*	6,592	336,785
DoubleVerify Holdings, Inc. *	3,661	142,486
Doximity, Inc. Class A *	3,638	123,765
Dropbox, Inc. Class A *	8,412	224,348
DXC Technology Co. *	7,513	200,747
Dynatrace, Inc. *	7,094	365,128
Elastic NV *	2,519	161,518
Electronic Arts, Inc.	8,907	1,155,238
Entegris, Inc.	4,865	539,139
EPAM Systems, Inc. *	1,795	403,426
Fair Isaac Corp. *	785	635,230
Fidelity National Information Services, Inc.	19,289	1,055,108
Five9, Inc. *	2,279	187,904
Genpact Ltd.	5,769	216,741
Gitlab, Inc. Class A *	1,591	81,316
GLOBALFOUNDRIES, Inc. *	2,554	164,937
Globant SA *	1,325	238,129
Guidewire Software, Inc. *	2,672	203,286
HashiCorp, Inc. Class A *	3,023	79,142
Hewlett Packard Enterprise Co.	42,247	709,750
HP, Inc.	28,151	864,517
HubSpot, Inc. *	1,488	791,750
Informatica, Inc. Class A *	1,151	21,294
IPG Photonics Corp. *	976	132,560
Jack Henry & Associates, Inc.	2,367	396,070
KBR, Inc.	4,457	289,972
Kyndryl Holdings, Inc. *	6,652	88,339
Lattice Semiconductor Corp. *	4,416	424,245
Leidos Holdings, Inc.	4,432	392,143
Lumentum Holdings, Inc. *	2,217	125,770
Manhattan Associates, Inc. *	2,032	406,156
Marvell Technology, Inc.	27,847	1,664,694
Microchip Technology, Inc.	17,497	1,567,556

	Shares	Value
MKS Instruments, Inc.	2,161	$233,604
MongoDB, Inc. *	2,140	879,519
Monolithic Power Systems, Inc.	1,478	798,460
MSCI, Inc.	2,533	1,188,712
nCino, Inc. *	2,267	68,282
NCR Corp. *	4,180	105,336
NetApp, Inc.	6,966	532,202
New Relic, Inc. *	1,734	113,473
Nutanix, Inc. Class A *	7,475	209,674
ON Semiconductor Corp. *	14,049	1,328,754
Palantir Technologies, Inc. Class A *	61,070	936,203
Paychex, Inc.	10,499	1,174,523
Paycom Software, Inc.	1,674	537,756
Paycor HCM, Inc. *	1,750	41,423
Pegasystems, Inc.	1,346	66,358
Playtika Holding Corp. *	767	8,897
Procore Technologies, Inc. *	2,556	166,319
PTC, Inc. *	3,550	505,165
Pure Storage, Inc. Class A *	9,068	333,884
Qorvo, Inc. *	3,245	331,087
RingCentral, Inc. Class A *	2,773	90,760
ROBLOX Corp. Class A *	14,955	602,686
Science Applications International Corp.	1,789	201,227
SentinelOne, Inc. Class A *	6,216	93,862
Skyworks Solutions, Inc.	5,212	576,916
Smartsheet, Inc. Class A *	4,139	158,358
Splunk, Inc. *	5,243	556,230
SS&C Technologies Holdings, Inc.	7,078	428,927
Take-Two Interactive Software, Inc. *	5,362	789,072
Teradata Corp. *	3,331	177,909
Teradyne, Inc.	5,047	561,883
Twilio, Inc. Class A *	5,513	350,737
Tyler Technologies, Inc. *	1,349	561,818
UiPath, Inc. Class A *	12,232	202,684
Unity Software, Inc. *	9,360	406,411
Veeva Systems, Inc. Class A *	4,718	932,890
Western Digital Corp. *	10,375	393,524
Wolfspeed, Inc. *	4,156	231,032
Zebra Technologies Corp. Class A *	1,686	498,769
Zoom Video Communications, Inc. Class A *	8,059	547,045
ZoomInfo Technologies, Inc. *	10,158	257,912
Zscaler, Inc. *	2,843	415,931

		41,734,602

Utilities - 5.4%
AES Corp.	21,795	451,810
Alliant Energy Corp.	8,182	429,391
Ameren Corp.	8,460	690,928
American Water Works Co., Inc.	6,342	905,321
Atmos Energy Corp.	4,660	542,144
Avangrid, Inc.	2,307	86,928
Brookfield Renewable Corp. Class A	4,156	130,997
CenterPoint Energy, Inc.	20,699	603,376
Clearway Energy, Inc. Class A	1,129	30,483
Clearway Energy, Inc. Class C	2,667	76,170
CMS Energy Corp.	9,499	558,066
Consolidated Edison, Inc.	11,306	1,022,063
Constellation Energy Corp.	10,734	982,698
DTE Energy Co.	6,712	738,454
Edison International	12,358	858,263
Entergy Corp.	6,896	671,464
Essential Utilities, Inc.	7,749	309,263
Evergy, Inc.	7,253	423,720
Eversource Energy	11,328	803,382
FirstEnergy Corp.	17,849	693,969
Hawaiian Electric Industries, Inc.	3,541	128,184
IDACORP, Inc.	1,634	167,648
National Fuel Gas Co.	3,020	155,107
NiSource, Inc.	13,553	370,675

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
NRG Energy, Inc.	7,516	$281,023
OGE Energy Corp.	6,491	233,092
PG&E Corp. *	58,697	1,014,284
Pinnacle West Capital Corp.	3,672	299,121
PPL Corp.	24,224	640,967
Public Service Enterprise Group, Inc.	16,203	1,014,470
UGI Corp.	6,725	181,373
Vistra Corp.	12,225	320,906
WEC Energy Group, Inc.	10,267	905,960
Xcel Energy, Inc.	17,927	1,114,522

		17,836,222

Total Common Stocks (Cost $318,589,052)		327,512,923

EXCHANGE-TRADED FUNDS - 0.4%
iShares Russell Mid-Cap	18,356	1,340,538

Total Exchange-Traded Funds (Cost $1,258,921)		1,340,538

	Principal Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $2,224,751; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $2,268,408)	$2,223,880	2,223,880

Total Short-Term Investments (Cost $2,223,880)		2,223,880

TOTAL INVESTMENTS - 99.9% (Cost $322,071,853)		331,077,341

DERIVATIVES - 0.0%		88,277

OTHER ASSETS & LIABILITIES, NET - 0.1%		136,980

NET ASSETS - 100.0%		$331,302,598

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	19.2%
Consumer, Non-Cyclical	19.1%
Industrial	15.4%
Consumer, Cyclical	13.2%
Technology	12.6%
Utilities	5.4%
Communications	5.2%
Energy	5.0%
Basic Materials	3.7%
Others (each less than 3.0%)	1.1%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Investments with a total aggregate value of $7,815 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(c)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	09/23	5	$1,097,330	$1,122,062	$24,732
S&P MID 400 E-Mini Index	09/23	6	1,522,915	1,586,460	63,545

Total Futures Contracts					$88,277

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$12,150,485	$12,150,485	$-	$-
	Communications	17,283,993	17,283,993	-	-
	Consumer, Cyclical	43,663,961	43,663,961	-	-
	Consumer, Non-Cyclical	63,464,660	63,464,660	-	-
	Energy	16,750,808	16,750,808	-	-
	Financial	63,468,323	63,468,323	-	-
	Industrial	51,159,869	51,152,054	7,815	-
	Technology	41,734,602	41,734,602	-	-
	Utilities	17,836,222	17,836,222	-	-

	Total Common Stocks	327,512,923	327,505,108	7,815	-

	Exchange-Traded Funds	1,340,538	1,340,538	-	-
	Short-Term Investments	2,223,880	-	2,223,880	-
	Derivatives:
	Equity Contracts
	Futures	88,277	88,277	-	-

	Total Assets	331,165,618	328,933,923	2,231,695	-

Liabilities	Due to custodian	(10,218)	-	(10,218)	-

	Total Liabilities	(10,218)	-	(10,218)	-

	Total	$331,155,400	$328,933,923	$2,221,477	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	758	$1,924
Gtx, Inc. - Contingent Value Rights * Ω ±	33	34
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	40	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	40	-

		1,958

Total Rights (Cost $68)		1,958

COMMON STOCKS - 98.0%
Basic Materials - 4.0%
5E Advanced Materials, Inc. *	2,097	6,878
American Vanguard Corp.	257	4,593
Amyris, Inc. *	3,144	3,238
ATI, Inc. *	7,338	324,560
Balchem Corp.	1,817	244,950
Cabot Corp.	3,159	211,306
Century Aluminum Co. *	3,002	26,177
Codexis, Inc. *	545	1,526
Compass Minerals International, Inc.	1,932	65,688
Constellium SE *	4,379	75,319
Contango ORE, Inc. *	89	2,268
Dakota Gold Corp. *	1,981	5,785
Diversey Holdings Ltd. *	4,445	37,294
Ecovyst, Inc. *	1,102	12,629
Energy Fuels, Inc. *	7,654	47,761
Hawkins, Inc.	1,089	51,934
HB Fuller Co.	2,712	193,935
Hecla Mining Co.	7,066	36,390
i-80 Gold Corp. * (Canada)	917	2,063
Ingevity Corp. *	2,143	124,637
Innospec, Inc.	1,256	126,153
Ivanhoe Electric, Inc. *	3,135	40,880
Kaiser Aluminum Corp.	878	62,900
Lightwave Logic, Inc. *	6,494	45,263
Livent Corp. *	10,280	281,980
Novagold Resources, Inc. * (Canada)	13,376	53,370
Oil-Dri Corp. of America	71	4,188
Orion SA (Germany)	3,150	66,843
Perpetua Resources Corp. *	2,061	7,564
Piedmont Lithium, Inc. *	344	19,852
Quaker Chemical Corp.	792	154,361
Rogers Corp. *	726	117,561
Sensient Technologies Corp.	2,399	170,641
Stepan Co.	140	13,378
Sylvamo Corp.	2,046	82,761
US Lime & Minerals, Inc.	114	23,813

		2,750,439

Communications - 4.1%
A10 Networks, Inc.	4,097	59,775
Anterix, Inc. *	951	30,137
AST SpaceMobile, Inc. *	3,455	16,239
Boston Omaha Corp. Class A *	81	1,524
Calix, Inc. *	3,367	168,047
Cambium Networks Corp. *	616	9,376
Cargurus, Inc. *	5,562	125,868
CarParts.com, Inc. *	3,292	13,991
Cars.com, Inc. *	3,722	73,770
Clearfield, Inc. *	742	35,134
Cogent Communications Holdings, Inc.	1,553	104,501
CommScope Holding Co., Inc. *	11,719	65,978
Consolidated Communications Holdings, Inc. *	375	1,436

	Shares	Value
Couchbase, Inc. *	1,914	$30,279
Credo Technology Group Holding Ltd. *	5,501	95,387
DigitalBridge Group, Inc.	2,945	43,321
Entravision Communications Corp. Class A	3,343	14,676
ePlus, Inc. *	94	5,292
Eventbrite, Inc. Class A *	3,970	37,914
EverQuote, Inc. Class A *	1,071	6,962
EW Scripps Co. Class A *	1,570	14,366
Extreme Networks, Inc. *	7,103	185,033
Figs, Inc. Class A *	6,368	52,663
Gambling.com Group Ltd. * (Malta)	683	6,994
Globalstar, Inc. *	34,226	36,964
Gogo, Inc. *	375	6,379
Gray Television, Inc.	338	2,663
Grindr, Inc. * (Singapore)	2,278	12,597
Harmonic, Inc. *	6,309	102,017
HealthStream, Inc.	511	12,550
Hims & Hers Health, Inc. *	6,862	64,503
IDT Corp. Class B *	664	17,164
Infinera Corp. *	11,208	54,135
InterDigital, Inc.	1,546	149,266
Liquidity Services, Inc. *	776	12,804
Luna Innovations, Inc. *	1,813	16,535
Magnite, Inc. *	3,214	43,871
MediaAlpha, Inc. Class A *	1,321	13,620
Mondee Holdings, Inc. *	2,168	19,317
Nerdy, Inc. *	3,482	14,520
Nextdoor Holdings, Inc. *	5,001	16,303
Ooma, Inc. *	1,441	21,572
Open Lending Corp. Class A *	5,207	54,726
Opendoor Technologies, Inc. *	1,786	7,180
OptimizeRx Corp. *	1,035	14,790
Perficient, Inc. *	1,936	161,327
Preformed Line Products Co.	63	9,834
Q2 Holdings, Inc. *	3,217	99,405
QuinStreet, Inc. *	2,925	25,828
Revolve Group, Inc. *	2,314	37,950
Rover Group, Inc. *	5,229	25,674
Shutterstock, Inc.	1,427	69,452
Sinclair, Inc.	321	4,436
Solo Brands, Inc. Class A *	905	5,122
Sprinklr, Inc. Class A *	4,925	68,113
Squarespace, Inc. Class A *	768	24,223
Stitch Fix, Inc. Class A *	2,357	9,074
TechTarget, Inc. *	1,506	46,882
Townsquare Media, Inc. Class A	639	7,610
Tucows, Inc. Class A *	227	6,297
Upwork, Inc. *	7,077	66,099
Value Line, Inc.	55	2,525
Viavi Solutions, Inc. *	10,598	120,075
Vivid Seats, Inc. Class A *	360	2,851
Yelp, Inc. *	3,850	140,179
Ziff Davis, Inc. *	606	42,456

		2,867,551

Consumer, Cyclical - 10.4%
Abercrombie & Fitch Co. Class A *	1,426	53,732
Academy Sports & Outdoors, Inc.	4,237	229,010
Accel Entertainment, Inc. *	2,992	31,596
Acushnet Holdings Corp.	1,790	97,877
Allegiant Travel Co. *	95	11,997
American Eagle Outfitters, Inc.	2,294	27,069
Arko Corp.	4,724	37,556
Bally’s Corp. *	929	14,455
Beacon Roofing Supply, Inc. *	290	24,064
BJ’s Restaurants, Inc. *	807	25,663
Bloomin’ Brands, Inc.	4,951	133,132
Blue Bird Corp. *	72	1,619
Bluegreen Vacations Holding Corp.	487	17,362
Boot Barn Holdings, Inc. *	1,703	144,227

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Bowlero Corp. *	1,388	$16,156
Brinker International, Inc. *	2,331	85,315
Buckle, Inc.	1,726	59,720
Build-A-Bear Workshop, Inc.	621	13,302
Camping World Holdings, Inc. Class A	2,370	71,337
Carvana Co. *	348	9,020
Cavco Industries, Inc. *	498	146,910
Century Casinos, Inc. *	1,205	8,556
Cheesecake Factory, Inc.	2,815	97,343
Chuy’s Holdings, Inc. *	829	33,840
Cinemark Holdings, Inc. *	5,175	85,388
Clarus Corp.	137	1,252
Commercial Vehicle Group, Inc. *	209	2,320
Cooper-Standard Holdings, Inc. *	48	684
Cracker Barrel Old Country Store, Inc.	1,241	115,636
Dave & Buster’s Entertainment, Inc. *	2,494	111,133
Denny’s Corp. *	2,391	29,457
Dillard’s, Inc. Class A	205	66,887
Dine Brands Global, Inc.	792	45,960
Dorman Products, Inc. *	1,510	119,033
Douglas Dynamics, Inc.	1,276	38,127
Dragonfly Energy Holdings Corp. *	1,333	1,973
Dream Finders Homes, Inc. Class A *	559	13,746
Duluth Holdings, Inc. Class B *	8	50
Envela Corp. *	395	2,907
Everi Holdings, Inc. *	2,967	42,903
EVgo, Inc. *	797	3,188
EVI Industries, Inc. *	218	4,796
First Watch Restaurant Group, Inc. *	277	4,681
FirstCash, Inc.	2,149	200,566
Fisker, Inc. *	11,074	62,457
Fox Factory Holding Corp. *	2,435	264,222
Franchise Group, Inc.	1,235	35,370
Frontier Group Holdings, Inc. *	2,209	21,361
Full House Resorts, Inc. *	1,588	10,640
Funko, Inc. Class A *	1,352	14,629
Gentherm, Inc. *	1,906	107,708
Global Business Travel Group I *	1,820	13,159
Global Industrial Co.	591	16,412
GMS, Inc. *	737	51,000
Golden Entertainment, Inc. *	1,142	47,736
Green Brick Partners, Inc. *	484	27,491
Guess?, Inc.	219	4,260
H&E Equipment Services, Inc.	1,820	83,265
Hanesbrands, Inc.	13,377	60,732
Hibbett, Inc.	590	21,411
Hilton Grand Vacations, Inc. *	4,604	209,206
HNI Corp.	284	8,003
Hudson Technologies, Inc. *	386	3,713
IMAX Corp. *	2,526	42,917
indie Semiconductor, Inc. Class A * (China)	7,270	68,338
Installed Building Products, Inc.	1,353	189,636
International Game Technology PLC	6,199	197,686
iRobot Corp. *	1,405	63,576
Jack in the Box, Inc.	1,190	116,061
Kontoor Brands, Inc.	3,140	132,194
Kura Sushi USA, Inc. Class A *	331	30,766
LCI Industries	536	67,729
Leslie’s, Inc. *	882	8,282
LGI Homes, Inc. *	88	11,870
Liberty Media Corp. - Liberty Braves Class A *	595	24,347
Liberty Media Corp. - Liberty Braves Class C *	2,204	87,322
Life Time Group Holdings, Inc. *	776	15,264
Light & Wonder, Inc. *	2,445	168,118
Lindblad Expeditions Holdings, Inc. *	142	1,545
Lions Gate Entertainment Corp. Class A *	2,383	21,042
Lions Gate Entertainment Corp. Class B *	4,271	35,663
Livewire Group, Inc. * (Cayman)	632	7,464
Loop Media, Inc. *	2,041	4,878
Lovesac Co. *	826	22,261

	Shares	Value
Luminar Technologies, Inc. *	15,391	$105,890
Madison Square Garden Entertainment Corp. *	2,094	70,400
Malibu Boats, Inc. Class A *	700	41,062
Marine Products Corp.	446	7,520
MasterCraft Boat Holdings, Inc. *	1,013	31,048
Miller Industries, Inc.	44	1,561
Monarch Casino & Resort, Inc.	756	53,260
MRC Global, Inc. *	1,622	16,334
National Vision Holdings, Inc. *	335	8,137
Noodles & Co. *	2,192	7,409
ONE Group Hospitality, Inc. *	1,210	8,857
OneSpaWorld Holdings Ltd. * (Bahamas)	4,079	49,356
Oxford Industries, Inc.	633	62,300
Papa John’s International, Inc.	1,564	115,470
Patrick Industries, Inc.	152	12,160
Portillo’s, Inc. Class A *	2,394	53,937
Potbelly Corp. *	1,445	12,687
PriceSmart, Inc.	1,020	75,541
Qurate Retail, Inc. Class B *	246	2,042
RCI Hospitality Holdings, Inc.	481	36,551
Red Robin Gourmet Burgers, Inc. *	893	12,350
Red Rock Resorts, Inc. Class A	1,462	68,392
Rocky Brands, Inc.	24	504
Rush Street Interactive, Inc. *	3,913	12,209
Sally Beauty Holdings, Inc. *	5,669	70,012
SeaWorld Entertainment, Inc. *	2,179	122,046
SES AI Corp. *	990	2,416
Shake Shack, Inc. Class A *	2,159	167,797
Shyft Group, Inc.	1,951	43,039
Six Flags Entertainment Corp. *	3,230	83,915
Skyline Champion Corp. *	1,680	109,956
Sleep Number Corp. *	639	17,432
Sonos, Inc. *	7,286	118,980
Sovos Brands, Inc. *	2,221	43,443
Steven Madden Ltd.	4,307	140,796
Sun Country Airlines Holdings, Inc. *	1,187	26,684
Super Group SGHC Ltd. * (Guernsey)	7,680	22,272
Sweetgreen, Inc. Class A *	4,411	56,549
ThredUp, Inc. Class A *	414	1,010
Torrid Holdings, Inc. *	483	1,357
Urban Outfitters, Inc. *	1,214	40,220
Virgin Galactic Holdings, Inc. *	8,039	31,191
Visteon Corp. *	1,609	231,069
Vizio Holding Corp. Class A *	3,919	26,453
Wabash National Corp.	2,669	68,433
Warby Parker, Inc. Class A *	4,783	55,913
Wolverine World Wide, Inc.	3,966	58,261
Workhorse Group, Inc. *	1,173	1,022
XPEL, Inc. *	1,277	107,549
Xponential Fitness, Inc. Class A *	1,185	20,441

		7,194,512

Consumer, Non-Cyclical - 31.2%
2U, Inc. *	500	2,015
4D Molecular Therapeutics, Inc. *	161	2,909
89bio, Inc. *	3,486	66,060
ACADIA Pharmaceuticals, Inc. *	6,821	163,363
Accolade, Inc. *	3,525	47,482
Accuray, Inc. *	4,964	19,211
Aclaris Therapeutics, Inc. *	3,927	40,723
Actinium Pharmaceuticals, Inc. *	1,373	10,188
AdaptHealth Corp. *	2,126	25,873
Adaptive Biotechnologies Corp. *	4,748	31,859
Addus HomeCare Corp. *	415	38,470
ADMA Biologics, Inc. *	6,237	23,015
Aerovate Therapeutics, Inc. *	557	9,553
Agenus, Inc. *	3,110	4,976
Agiliti, Inc. *	1,495	24,667
AirSculpt Technologies, Inc.	710	6,120
Akero Therapeutics, Inc. *	2,569	119,947

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Akoya Biosciences, Inc. *	1,108	$8,188
Alarm.com Holdings, Inc. *	2,756	142,430
Aldeyra Therapeutics, Inc. *	2,615	21,940
Alector, Inc. *	3,607	21,678
Alkermes PLC *	9,409	294,502
Alphatec Holdings, Inc. *	1,799	32,346
Alpine Immune Sciences, Inc. *	966	9,930
Alta Equipment Group, Inc.	1,066	18,474
Amicus Therapeutics, Inc. *	15,951	200,345
AMN Healthcare Services, Inc. *	2,304	251,412
Amphastar Pharmaceuticals, Inc. *	2,169	124,652
Amylyx Pharmaceuticals, Inc. *	2,855	61,582
AnaptysBio, Inc. *	871	17,716
Anavex Life Sciences Corp. *	3,944	32,065
ANI Pharmaceuticals, Inc. *	555	29,876
API Group Corp. *	8,021	218,652
Arbutus Biopharma Corp. *	4,333	9,966
Arcellx, Inc. *	2,190	69,248
Arcturus Therapeutics Holdings, Inc. *	112	3,212
Arcus Biosciences, Inc. *	900	18,279
Arcutis Biotherapeutics, Inc. *	2,917	27,799
Ardelyx, Inc. *	7,826	26,530
Arlo Technologies, Inc. *	4,304	46,957
Arrowhead Pharmaceuticals, Inc. *	5,830	207,898
ARS Pharmaceuticals, Inc. *	319	2,137
Artivion, Inc. *	337	5,793
Arvinas, Inc. *	2,700	67,014
ASGN, Inc. *	727	54,983
Astria Therapeutics, Inc. *	1,254	10,446
Atara Biotherapeutics, Inc. *	408	657
AtriCure, Inc. *	1,885	93,044
Atrion Corp.	76	42,993
Aurinia Pharmaceuticals, Inc. * (Canada)	7,621	73,771
Aveanna Healthcare Holdings, Inc. *	1,351	2,283
Avid Bioservices, Inc. *	3,486	48,699
Avita Medical, Inc. *	1,424	24,222
Axogen, Inc. *	2,392	21,839
Axonics, Inc. *	2,821	142,376
Axsome Therapeutics, Inc. *	1,874	134,666
Babylon Holdings Ltd. Class A * (United Kingdom)	249	18
Barrett Business Services, Inc.	360	31,392
Beam Therapeutics, Inc. *	3,558	113,607
Beauty Health Co. *	4,598	38,485
BellRing Brands, Inc. *	2,020	73,932
Beyond Air, Inc. *	1,269	5,406
Beyond Meat, Inc. *	3,455	44,846
BioCryst Pharmaceuticals, Inc. *	8,041	56,609
BioLife Solutions, Inc. *	1,797	39,714
Biomea Fusion, Inc. *	1,119	24,562
Biote Corp. Class A *	329	2,224
BioVie, Inc. *	337	1,452
Bioxcel Therapeutics, Inc. *	1,077	7,173
Blueprint Medicines Corp. *	3,461	218,735
BRC, Inc. Class A *	1,958	10,103
Bridgebio Pharma, Inc. *	4,498	77,366
Bright Green Corp. *	3,410	3,444
Brink’s Co.	2,645	179,410
Cabaletta Bio, Inc. *	1,288	16,628
Cadiz, Inc. *	2,313	9,391
Cal-Maine Foods, Inc.	2,007	90,315
Calavo Growers, Inc.	989	28,701
Cano Health, Inc. *	1,149	1,597
Carriage Services, Inc.	712	23,119
Cass Information Systems, Inc.	675	26,176
Cassava Sciences, Inc. *	2,239	54,900
Castle Biosciences, Inc. *	529	7,258
Catalyst Pharmaceuticals, Inc. *	5,416	72,791
CBIZ, Inc. *	2,770	147,586
Celldex Therapeutics, Inc. *	676	22,937

	Shares	Value
Cerevel Therapeutics Holdings, Inc. *	3,490	$110,947
Cerus Corp. *	10,122	24,900
Chefs’ Warehouse, Inc. *	2,054	73,451
Chegg, Inc. *	5,758	51,131
Chinook Therapeutics, Inc. *	932	35,807
Cimpress PLC * (Ireland)	575	34,201
Citius Pharmaceuticals, Inc. *	1,523	1,828
ClearPoint Neuro, Inc. *	1,191	8,623
Coca-Cola Consolidated, Inc.	272	172,997
Cogent Biosciences, Inc. *	2,108	24,959
Coherus Biosciences, Inc. *	3,427	14,633
Collegium Pharmaceutical, Inc. *	1,925	41,368
Compass Therapeutics, Inc. *	595	1,892
CompoSecure, Inc. *	780	5,351
CONMED Corp.	1,747	237,400
Corcept Therapeutics, Inc. *	4,499	100,103
CorMedix, Inc. *	2,328	9,231
CorVel Corp. *	496	95,976
Coursera, Inc. *	7,533	98,080
CPI Card Group, Inc. *	242	5,626
CRA International, Inc.	392	39,984
Crinetics Pharmaceuticals, Inc. *	492	8,866
Cross Country Healthcare, Inc. *	327	9,182
Cue Biopharma, Inc. *	1,916	6,993
Custom Truck One Source, Inc. *	3,173	21,386
Cutera, Inc. *	129	1,952
CVRx, Inc. *	553	8,538
Cymabay Therapeutics, Inc. *	5,494	60,159
Cytek Biosciences, Inc. *	6,834	58,362
Cytokinetics, Inc. *	4,897	159,740
Day One Biopharmaceuticals, Inc. *	2,536	30,280
Deciphera Pharmaceuticals, Inc. *	1,025	14,432
Denali Therapeutics, Inc. *	6,730	198,602
DICE Therapeutics, Inc. *	1,836	85,301
Disc Medicine, Inc. *	411	18,248
Distribution Solutions Group, Inc. *	231	12,026
DocGo, Inc. *	4,423	41,444
Dole PLC	2,279	30,812
Duckhorn Portfolio, Inc. *	455	5,901
Dynavax Technologies Corp. *	6,128	79,174
Dyne Therapeutics, Inc. *	692	7,785
elf Beauty, Inc. *	2,854	326,012
Embecta Corp.	343	7,409
Enanta Pharmaceuticals, Inc. *	180	3,852
Ensign Group, Inc.	3,104	296,308
European Wax Center, Inc. Class A *	1,804	33,609
EVERTEC, Inc.	3,747	138,002
Evolus, Inc. *	2,306	16,765
Eyenovia, Inc. *	1,506	3,569
EyePoint Pharmaceuticals, Inc. *	972	8,456
Fennec Pharmaceuticals, Inc. * (Canada)	268	2,366
First Advantage Corp. *	383	5,902
FiscalNote Holdings, Inc. *	797	2,901
Flywire Corp. *	5,498	170,658
Foghorn Therapeutics, Inc. *	1,304	9,180
Forrester Research, Inc. *	673	19,578
Franklin Covey Co. *	707	30,882
Fresh Market, Inc. (Escrow) * Ω ±	5,869	-
Genelux Corp. *	54	1,767
Geron Corp. *	21,165	67,940
Glaukos Corp. *	2,668	189,988
Guardant Health, Inc. *	6,327	226,507
Hackett Group, Inc.	1,339	29,927
Haemonetics Corp. *	2,842	241,968
Halozyme Therapeutics, Inc. *	7,582	273,483
Harmony Biosciences Holdings, Inc. *	1,856	65,313
Harrow Health, Inc. *	1,454	27,684
Harvard Bioscience, Inc. *	2,188	12,012
Healthcare Services Group, Inc.	4,023	60,063
HealthEquity, Inc. *	4,779	301,746

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Herbalife Ltd. *	4,078	$53,993
Herc Holdings, Inc.	1,621	221,834
Heron Therapeutics, Inc. *	5,516	6,399
HilleVax, Inc. *	302	5,191
HireQuest, Inc.	309	8,043
Hostess Brands, Inc. *	1,351	34,207
Humacyte, Inc. *	3,151	9,012
Huron Consulting Group, Inc. *	1,099	93,316
I3 Verticals, Inc. Class A *	1,327	30,335
ICF International, Inc.	1,065	132,475
Ideaya Biosciences, Inc. *	1,970	46,295
Immuneering Corp. Class A *	885	8,974
ImmunityBio, Inc. *	5,125	14,247
ImmunoGen, Inc. *	8,055	151,998
Immunovant, Inc. *	3,040	57,669
Inari Medical, Inc. *	2,749	159,827
Information Services Group, Inc.	1,223	6,555
InfuSystem Holdings, Inc. *	984	9,476
Inhibrx, Inc. *	1,287	33,411
Inmode Ltd. *	4,424	165,236
Innovage Holding Corp. *	1,069	8,017
Innoviva, Inc. *	253	3,221
Insmed, Inc. *	7,429	156,752
Insperity, Inc.	2,088	248,388
Intellia Therapeutics, Inc. *	722	29,443
Inter Parfums, Inc.	1,049	141,856
Intercept Pharmaceuticals, Inc. *	1,478	16,347
Intra-Cellular Therapies, Inc. *	5,320	336,862
Invitae Corp. *	12,965	14,650
iRadimed Corp.	424	20,242
iRhythm Technologies, Inc. *	1,747	182,247
Ironwood Pharmaceuticals, Inc. *	3,070	32,665
IVERIC bio, Inc. *	7,847	308,701
J & J Snack Foods Corp.	846	133,973
John B Sanfilippo & Son, Inc.	522	61,215
Joint Corp. *	754	10,179
Karyopharm Therapeutics, Inc. *	6,386	11,431
Keros Therapeutics, Inc. *	1,263	50,747
Kforce, Inc.	1,103	69,114
KORU Medical Systems, Inc. *	1,884	6,500
Krispy Kreme, Inc.	1,556	22,920
Krystal Biotech, Inc. *	1,235	144,989
Kymera Therapeutics, Inc. *	2,136	49,107
Lancaster Colony Corp.	1,109	223,009
Lantheus Holdings, Inc. *	3,863	324,183
Laureate Education, Inc.	6,178	74,692
Legalzoom.com, Inc. *	5,879	71,018
LeMaitre Vascular, Inc.	1,106	74,412
Lexicon Pharmaceuticals, Inc. *	2,512	5,752
LifeStance Health Group, Inc. *	3,264	29,800
Ligand Pharmaceuticals, Inc. *	134	9,661
Lineage Cell Therapeutics, Inc. *	7,194	10,144
Liquidia Corp. *	1,872	14,695
LivaNova PLC *	205	10,543
Longboard Pharmaceuticals, Inc. *	285	2,092
MacroGenics, Inc. *	1,033	5,527
Madrigal Pharmaceuticals, Inc. *	774	178,794
MannKind Corp. *	11,730	47,741
Marathon Digital Holdings, Inc. *	9,650	133,749
Marinus Pharmaceuticals, Inc. *	2,814	30,560
Marqeta, Inc. Class A *	3,762	18,321
Matthews International Corp. Class A	472	20,117
MaxCyte, Inc. *	417	1,914
Medifast, Inc.	632	58,245
MeiraGTx Holdings PLC *	1,381	9,280
Merit Medical Systems, Inc. *	3,219	269,237
Merrimack Pharmaceuticals, Inc. *	577	7,097
Mersana Therapeutics, Inc. *	3,510	11,548
MGP Ingredients, Inc.	910	96,715
Mineralys Therapeutics, Inc. *	223	3,802

	Shares	Value
Mirum Pharmaceuticals, Inc. *	1,508	$39,012
Mission Produce, Inc. *	324	3,927
ModivCare, Inc. *	713	32,235
Morphic Holding, Inc. *	1,549	88,804
Nano-X Imaging Ltd. * (Israel)	326	5,050
NanoString Technologies, Inc. *	2,718	11,008
Nathan’s Famous, Inc.	138	10,839
National Beverage Corp. *	1,330	64,305
National Research Corp.	827	35,983
NeoGenomics, Inc. *	629	10,108
Nevro Corp. *	681	17,311
Novavax, Inc. *	4,043	30,039
Nuvalent, Inc. Class A *	1,350	56,929
NuVasive, Inc. *	2,587	107,593
Nuvectis Pharma, Inc. *	378	6,037
Ocular Therapeutix, Inc. *	4,559	23,524
Omega Therapeutics, Inc. *	1,371	7,678
Omeros Corp. *	1,410	7,670
Omnicell, Inc. *	1,255	92,456
Optinose, Inc. *	3,945	4,852
Option Care Health, Inc. *	9,686	314,698
Orchestra BioMed Holdings, Inc. *	201	1,407
Organogenesis Holdings, Inc. *	519	1,723
OrthoPediatrics Corp. *	821	36,001
Oscar Health, Inc. Class A *	724	5,835
Outlook Therapeutics, Inc. *	9,412	16,377
P3 Health Partners, Inc. *	2,328	6,961
Pacific Biosciences of California, Inc. *	7,936	105,549
Pacira BioSciences, Inc. *	2,603	104,302
Paragon 28, Inc. *	2,468	43,782
Patterson Cos., Inc.	1,126	37,451
Payoneer Global, Inc. *	13,932	67,013
PDS Biotechnology Corp. *	1,552	7,807
Pennant Group, Inc. *	1,633	20,053
PepGen, Inc. *	170	1,520
Performant Financial Corp. *	2,868	7,744
PetIQ, Inc. *	1,297	19,675
Phathom Pharmaceuticals, Inc. *	362	5,184
Phibro Animal Health Corp. Class A	296	4,055
Pliant Therapeutics, Inc. *	3,183	57,676
Prime Medicine, Inc. *	2,235	32,743
Primo Water Corp.	1,134	14,220
Priority Technology Holdings, Inc. *	1,041	3,768
PROCEPT BioRobotics Corp. *	2,033	71,867
PROG Holdings, Inc. *	499	16,028
Progyny, Inc. *	4,473	175,968
ProKidney Corp. *	902	10,093
Protagonist Therapeutics, Inc. *	1,918	52,975
Prothena Corp. PLC * (Ireland)	2,360	161,141
PTC Therapeutics, Inc. *	3,259	132,544
Pulmonx Corp. *	2,070	27,138
Pulse Biosciences, Inc. *	329	2,366
Quanterix Corp. *	344	7,757
Quipt Home Medical Corp. *	2,151	11,486
RadNet, Inc. *	2,782	90,749
RAPT Therapeutics, Inc. *	1,258	23,525
Remitly Global, Inc. *	4,759	89,564
Reneo Pharmaceuticals, Inc. *	340	2,230
Rent the Runway, Inc. Class A *	255	505
Revance Therapeutics, Inc. *	4,763	120,552
REVOLUTION Medicines, Inc. *	5,707	152,662
Rhythm Pharmaceuticals, Inc. *	2,895	47,739
Rigel Pharmaceuticals, Inc. *	7,966	10,276
Riot Platforms, Inc. *	6,294	74,395
Rocket Pharmaceuticals, Inc. *	2,800	55,636
RxSight, Inc. *	1,529	44,035
Sabre Corp. *	4,707	15,015
Sage Therapeutics, Inc. *	2,791	131,233
Sana Biotechnology, Inc. *	395	2,354
Sanara Medtech, Inc. *	207	8,301

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Savara, Inc. *	687	$2,195
Scilex Holding Co. * (Singapore)	509	2,835
scPharmaceuticals, Inc. *	1,614	16,447
Select Medical Holdings Corp.	5,912	188,356
Selecta Biosciences, Inc. *	1,685	1,887
Semler Scientific, Inc. *	275	7,216
Seres Therapeutics, Inc. *	3,776	18,087
SI-BONE, Inc. *	1,959	52,854
SIGA Technologies, Inc.	2,525	12,751
Silk Road Medical, Inc. *	2,160	70,178
Simply Good Foods Co. *	5,159	188,768
SoundThinking, Inc. *	479	10,471
SP Plus Corp. *	1,132	44,273
SpringWorks Therapeutics, Inc. *	3,351	87,863
Sprouts Farmers Market, Inc. *	5,883	216,083
STAAR Surgical Co. *	2,774	145,829
Sterling Check Corp. *	117	1,434
StoneCo Ltd. Class A * (Brazil)	10,098	128,649
Stride, Inc. *	2,383	88,719
Summit Therapeutics, Inc. *	6,552	16,446
SunOpta, Inc. * (Canada)	4,879	32,641
Supernus Pharmaceuticals, Inc. *	2,815	84,619
Surgery Partners, Inc. *	3,516	158,185
Surmodics, Inc. *	800	25,048
Syndax Pharmaceuticals, Inc. *	3,092	64,716
Tactile Systems Technology, Inc. *	1,313	32,733
Target Hospitality Corp. *	1,754	23,539
Tela Bio, Inc. *	897	9,087
Terns Pharmaceuticals, Inc. *	1,593	13,939
TG Therapeutics, Inc. *	7,802	193,802
Thorne HealthTech, Inc. *	311	1,462
Transcat, Inc. *	421	35,916
TransMedics Group, Inc. *	1,811	152,088
Travere Therapeutics, Inc. *	3,809	58,506
Treace Medical Concepts, Inc. *	2,532	64,769
TreeHouse Foods, Inc. *	345	17,381
TriNet Group, Inc. *	2,150	204,185
Triton International Ltd. (Bermuda)	465	38,716
Turning Point Brands, Inc.	957	22,978
Tyra Biosciences, Inc. *	288	4,905
Udemy, Inc. *	4,847	52,008
UFP Technologies, Inc. *	399	77,346
Universal Technical Institute, Inc. *	317	2,190
Upbound Group, Inc.	2,974	92,581
UroGen Pharma Ltd. *	900	9,315
US Physical Therapy, Inc.	730	88,615
USANA Health Sciences, Inc. *	635	40,030
Utah Medical Products, Inc.	170	15,844
Utz Brands, Inc.	4,020	65,767
Vaxcyte, Inc. *	5,223	260,837
Vaxxinity, Inc. Class A *	2,443	6,156
Vector Group Ltd.	1,463	18,741
Ventyx Biosciences, Inc. *	2,694	88,363
Vera Therapeutics, Inc. *	922	14,798
Vericel Corp. *	2,674	100,462
Verrica Pharmaceuticals, Inc. *	1,173	6,768
Viad Corp. *	1,170	31,450
Vicarious Surgical, Inc. *	1,913	3,501
Viemed Healthcare, Inc. *	1,853	18,122
ViewRay, Inc. *	5,736	2,020
Viking Therapeutics, Inc. *	5,503	89,204
Vir Biotechnology, Inc. *	236	5,789
Viridian Therapeutics, Inc. *	1,875	44,606
Vita Coco Co., Inc. *	1,612	43,314
Vital Farms, Inc. *	1,755	21,042
Voyager Therapeutics, Inc. *	1,795	20,553
WD-40 Co.	765	144,317
Westrock Coffee Co. *	1,593	17,316
X4 Pharmaceuticals, Inc. *	3,572	6,930
Xencor, Inc. *	1,763	44,022

	Shares	Value
Xeris Biopharma Holdings, Inc. *	7,793	$20,418
Y-mAbs Therapeutics, Inc. *	972	6,600
Zentalis Pharmaceuticals, Inc. *	2,764	77,972
Zevia PBC Class A *	840	3,620
ZipRecruiter, Inc. Class A *	4,040	71,750
Zynex, Inc. *	1,155	11,076

		21,632,170

Energy - 5.0%
Alpha Metallurgical Resources, Inc.	50	8,218
Archrock, Inc.	1,399	14,340
Aris Water Solutions, Inc. Class A	122	1,259
Array Technologies, Inc. *	8,618	194,767
Atlas Energy Solutions, Inc. Class A	151	2,621
Borr Drilling Ltd. * (Mexico)	13,182	99,260
ChampionX Corp.	11,355	352,459
Cleanspark, Inc. *	516	2,214
Core Laboratories, Inc.	850	19,763
Crescent Energy Co. Class A	957	9,972
CVR Energy, Inc.	1,585	47,487
Denbury, Inc. *	2,856	246,359
DMC Global, Inc. *	385	6,838
Empire Petroleum Corp. *	553	5,032
Enviva, Inc.	1,865	20,235
Eos Energy Enterprises, Inc. *	5,569	24,169
Equitrans Midstream Corp.	7,180	68,641
Evolution Petroleum Corp.	1,781	14,373
Excelerate Energy, Inc. Class A	784	15,939
Expro Group Holdings NV *	1,853	32,835
Fluence Energy, Inc. *	2,223	59,221
Golar LNG Ltd. (Cameroon)	304	6,132
HighPeak Energy, Inc.	524	5,701
Kinetik Holdings, Inc.	160	5,622
Kosmos Energy Ltd. * (Ghana)	26,087	156,261
Liberty Energy, Inc.	584	7,808
Magnolia Oil & Gas Corp. Class A	9,728	203,315
Matador Resources Co.	1,154	60,377
Maxeon Solar Technologies Ltd. *	948	26,696
Montauk Renewables, Inc. *	3,801	28,279
Nabors Industries Ltd. *	469	43,631
NextDecade Corp. *	1,910	15,681
NexTier Oilfield Solutions, Inc. *	1,552	13,875
Noble Corp. PLC *	5,016	207,211
Northern Oil & Gas, Inc.	3,817	130,999
Oceaneering International, Inc. *	5,772	107,936
Par Pacific Holdings, Inc. *	1,316	35,019
Permian Resources Corp.	2,265	24,824
ProFrac Holding Corp. Class A *	338	3,772
REX American Resources Corp. *	222	7,728
Riley Exploration Permian, Inc.	499	17,824
Shoals Technologies Group, Inc. Class A *	9,756	249,363
SilverBow Resources, Inc. *	111	3,232
Sitio Royalties Corp. Class A	2,041	53,617
Solaris Oilfield Infrastructure, Inc. Class A	162	1,349
Sunnova Energy International, Inc. *	2,765	50,627
SunPower Corp. *	4,920	48,216
Tellurian, Inc. *	1,885	2,658
TETRA Technologies, Inc. *	7,146	24,154
Tidewater, Inc. *	2,710	150,242
TPI Composites, Inc. *	2,372	24,598
VAALCO Energy, Inc.	731	2,749
Valaris Ltd. *	3,490	219,626
Vertex Energy, Inc. *	3,804	23,775
W&T Offshore, Inc. *	5,518	21,355
Weatherford International PLC *	4,037	268,138

		3,498,392

Financial - 6.3%
Alexander’s, Inc. REIT	126	23,166
AlTi Global, Inc. *	1,218	9,330

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
AMERISAFE, Inc.	547	$29,166
Anywhere Real Estate, Inc. *	610	4,075
Applied Digital Corp. *	3,874	36,222
Artisan Partners Asset Management, Inc. Class A	2,104	82,708
AssetMark Financial Holdings, Inc. *	1,326	39,329
Atlanticus Holdings Corp. *	36	1,512
Avantax, Inc. *	1,991	44,559
Axos Financial, Inc. *	384	15,145
B Riley Financial, Inc.	1,067	49,061
BancFirst Corp.	198	18,216
Bancorp, Inc. *	2,492	81,364
Bank of NT Butterfield & Son Ltd. (Bermuda)	260	7,114
Bank7 Corp.	82	2,011
BayCom Corp.	159	2,652
BGC Partners, Inc. Class A	8,523	37,757
Bit Digital, Inc. * (China)	749	3,041
Brightsphere Investment Group, Inc.	779	16,320
Brookfield Business Corp. Class A (Canada)	1,440	27,187
BRP Group, Inc. Class A *	3,357	83,186
Burke & Herbert Financial Services Corp.	38	2,440
Capital City Bank Group, Inc.	304	9,315
CareTrust REIT, Inc.	515	10,228
CBL & Associates Properties, Inc. REIT	1,129	24,883
Citizens Financial Services, Inc.	50	3,723
Clipper Realty, Inc. REIT	547	3,101
Coastal Financial Corp. *	639	24,058
Cohen & Steers, Inc.	1,519	88,087
Columbia Financial, Inc. *	753	13,019
Community Healthcare Trust, Inc. REIT	917	30,279
Compass, Inc. Class A *	14,876	52,066
Crawford & Co. Class A	821	9,105
Diamond Hill Investment Group, Inc.	173	29,635
Douglas Elliman, Inc.	20	45
eHealth, Inc. *	434	3,489
Esquire Financial Holdings, Inc.	364	16,649
Essential Properties Realty Trust, Inc. REIT	921	21,680
eXp World Holdings, Inc.	3,920	79,498
Federal Agricultural Mortgage Corp. Class C	96	13,799
First BanCorp	567	6,929
First Financial Bankshares, Inc.	7,451	212,279
Five Star Bancorp	364	8,143
Focus Financial Partners, Inc. Class A *	3,395	178,271
Four Corners Property Trust, Inc. REIT	490	12,446
FS Bancorp, Inc.	90	2,706
FTAI Aviation Ltd.	5,722	181,159
GCM Grosvenor, Inc. Class A	2,220	16,739
Gladstone Commercial Corp. REIT	508	6,284
Goosehead Insurance, Inc. Class A *	1,219	76,663
Greene County Bancorp, Inc.	226	6,735
Hamilton Lane, Inc. Class A	1,258	100,615
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	459	11,475
HCI Group, Inc.	369	22,797
HomeTrust Bancshares, Inc.	275	5,745
International Money Express, Inc. *	1,760	43,173
Investors Title Co.	16	2,336
Kingsway Financial Services, Inc. * (Canada)	546	4,450
Lakeland Financial Corp.	154	7,472
Lemonade, Inc. *	515	8,678
LendingTree, Inc. *	171	3,781
Marcus & Millichap, Inc.	527	16,606
Maui Land & Pineapple Co., Inc. *	369	5,255
McGrath RentCorp	1,416	130,952
Metropolitan Bank Holding Corp. *	102	3,542
Moelis & Co. Class A	1,708	77,441
MVB Financial Corp.	104	2,192
National Health Investors, Inc. REIT	273	14,311
NerdWallet, Inc. Class A *	1,971	18,547
NexPoint Residential Trust, Inc. REIT	391	17,783

	Shares	Value
NMI Holdings, Inc. Class A *	383	$9,889
Outfront Media, Inc. REIT	3,979	62,550
P10, Inc. Class A	2,159	24,397
Pagseguro Digital Ltd. Class A * (Brazil)	6,804	64,230
Palomar Holdings, Inc. *	1,382	80,211
Pathward Financial, Inc.	415	19,239
Patria Investments Ltd. Class A (Cayman)	3,139	44,888
Paysign, Inc. *	1,760	4,312
PennyMac Financial Services, Inc.	114	8,015
Perella Weinberg Partners	2,492	20,758
Phillips Edison & Co., Inc. REIT	1,129	38,476
Piper Sandler Cos.	839	108,449
PJT Partners, Inc. Class A	1,425	99,237
Plumas Bancorp	55	1,963
Redfin Corp. *	6,004	74,570
Regional Management Corp.	111	3,386
RMR Group, Inc. Class A	599	13,879
Ryman Hospitality Properties, Inc. REIT	3,297	306,357
Saul Centers, Inc. REIT	622	22,908
Sculptor Capital Management, Inc.	857	7,567
Selective Insurance Group, Inc.	3,422	328,341
ServisFirst Bancshares, Inc.	1,033	42,270
Silvercrest Asset Management Group, Inc. Class A	585	11,846
SiriusPoint Ltd. * (Bermuda)	652	5,888
Skyward Specialty Insurance Group, Inc. *	180	4,572
St. Joe Co.	1,976	95,520
Stellar Bancorp, Inc.	228	5,219
StepStone Group, Inc. Class A	3,132	77,705
Stock Yards Bancorp, Inc.	1,394	63,246
StoneX Group, Inc. *	117	9,720
Tanger Factory Outlet Centers, Inc. REIT	2,706	59,721
Third Coast Bancshares, Inc. *	51	809
Tiptree, Inc.	401	6,019
Trupanion, Inc. *	2,247	44,221
UMH Properties, Inc. REIT	506	8,086
Universal Health Realty Income Trust REIT	729	34,686
Universal Insurance Holdings, Inc.	268	4,135
Upstart Holdings, Inc. *	4,079	146,069
Victory Capital Holdings, Inc. Class A	1,517	47,846
Virtus Investment Partners, Inc.	62	12,243
Westamerica BanCorp	349	13,367
WisdomTree, Inc.	7,303	50,099
World Acceptance Corp. *	19	2,546

		4,343,180

Industrial - 16.9%
374Water, Inc. *	3,321	7,937
AAON, Inc.	2,570	243,662
Advanced Energy Industries, Inc.	2,146	239,172
Aerojet Rocketdyne Holdings, Inc. *	4,520	248,012
AeroVironment, Inc. *	1,432	146,465
Akoustis Technologies, Inc. *	4,001	12,723
Alamo Group, Inc.	565	103,909
Albany International Corp. Class A	1,564	145,890
Allied Motion Technologies, Inc.	774	30,914
American Woodmark Corp. *	54	4,124
Amprius Technologies, Inc. *	297	2,132
Apogee Enterprises, Inc.	468	22,216
Applied Industrial Technologies, Inc.	2,200	318,626
ArcBest Corp.	558	55,130
Atkore, Inc. *	2,256	351,801
Babcock & Wilcox Enterprises, Inc. *	325	1,918
Badger Meter, Inc.	1,675	247,163
Bel Fuse, Inc. Class B	47	2,698
Belden, Inc.	1,508	144,240
Berkshire Grey, Inc. *	4,127	5,819
Blink Charging Co. *	1,456	8,721
Bloom Energy Corp. Class A *	11,007	179,964
Bowman Consulting Group Ltd. *	557	17,757

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Cactus, Inc. Class A	3,657	$154,764
Cadre Holdings, Inc.	1,118	24,372
Casella Waste Systems, Inc. Class A *	3,173	286,998
Charge Enterprises, Inc. *	6,972	6,833
Chart Industries, Inc. *	1,475	235,690
Chase Corp.	360	43,639
CIRCOR International, Inc. *	916	51,708
Comfort Systems USA, Inc.	2,012	330,370
Concrete Pumping Holdings, Inc. *	776	6,231
Construction Partners, Inc. Class A *	2,267	71,161
CryoPort, Inc. *	2,083	35,932
CSW Industrials, Inc.	882	146,580
CTS Corp.	1,760	75,029
Daseke, Inc. *	2,447	17,447
Dorian LPG Ltd.	1,043	26,753
Dycom Industries, Inc. *	1,633	185,590
Energizer Holdings, Inc.	4,116	138,215
Energy Recovery, Inc. *	3,132	87,539
Enerpac Tool Group Corp.	3,230	87,210
EnerSys	2,191	237,767
Enovix Corp. *	7,856	141,722
ESCO Technologies, Inc.	822	85,184
Eve Holding, Inc. *	1,030	10,794
Evolv Technologies Holdings, Inc. *	1,189	7,134
Exponent, Inc.	2,893	269,975
Fabrinet * (Thailand)	2,094	271,969
FARO Technologies, Inc. *	79	1,280
Federal Signal Corp.	3,407	218,150
FLEX LNG Ltd. * (Norway)	1,131	34,529
Fluor Corp. *	7,581	224,398
Forward Air Corp.	1,478	156,831
Franklin Electric Co., Inc.	2,621	269,701
Frontdoor, Inc. *	4,633	147,793
GATX Corp.	125	16,093
Gibraltar Industries, Inc. *	975	61,347
Gorman-Rupp Co.	294	8,476
GrafTech International Ltd.	6,193	31,213
Granite Construction, Inc.	342	13,605
Griffon Corp.	1,486	59,886
Helios Technologies, Inc.	1,879	124,183
Heritage-Crystal Clean, Inc. *	158	5,971
Hillenbrand, Inc.	3,891	199,530
Himalaya Shipping Ltd. * (Bermuda)	345	1,918
Hyster-Yale Materials Handling, Inc.	612	34,174
IES Holdings, Inc. *	454	25,824
INNOVATE Corp. *	1,123	1,965
Iteris, Inc. *	1,204	4,768
Itron, Inc. *	246	17,737
Janus International Group, Inc. *	4,737	50,496
Joby Aviation, Inc. *	5,311	54,491
John Bean Technologies Corp.	1,820	220,766
Kadant, Inc.	657	145,920
Karat Packaging, Inc.	354	6,461
Kimball Electronics, Inc. *	289	7,985
LanzaTech Global, Inc. *	1,211	8,271
Leonardo DRS, Inc. *	2,842	49,280
Limbach Holdings, Inc. *	90	2,226
Lindsay Corp.	641	76,497
LSI Industries, Inc.	1,092	13,716
Marten Transport Ltd.	2,617	56,266
Masonite International Corp. *	1,273	130,406
Materion Corp.	1,155	131,901
Mayville Engineering Co., Inc. *	145	1,807
Mesa Laboratories, Inc.	289	37,137
MicroVision, Inc. *	10,025	45,915
Modine Manufacturing Co. *	1,868	61,681
Montrose Environmental Group, Inc. *	1,582	66,634
Moog, Inc. Class A	323	35,023
Mueller Industries, Inc.	1,368	119,399
Mueller Water Products, Inc. Class A	8,863	143,846

	Shares	Value
Myers Industries, Inc.	2,059	$40,006
MYR Group, Inc. *	923	127,688
Napco Security Technologies, Inc.	1,777	61,573
NEXTracker, Inc. Class A *	1,795	71,459
Novanta, Inc. *	2,038	375,196
NuScale Power Corp. *	3,030	20,604
NV5 Global, Inc. *	690	76,431
NVE Corp.	234	22,801
O-I Glass, Inc. *	7,448	158,866
Omega Flex, Inc.	194	20,133
OSI Systems, Inc. *	889	104,751
PAM Transportation Services, Inc. *	54	1,446
PGT Innovations, Inc. *	3,331	97,099
Plexus Corp. *	1,389	136,455
Primoris Services Corp.	227	6,917
Pure Cycle Corp. *	1,044	11,484
PureCycle Technologies, Inc. *	1,502	16,056
Redwire Corp. *	237	604
Rocket Lab USA, Inc. *	15,766	94,596
RXO, Inc. *	5,800	131,486
Ryerson Holding Corp.	106	4,598
Sanmina Corp. *	155	9,342
Sight Sciences, Inc. *	1,212	10,035
Simpson Manufacturing Co., Inc.	2,440	337,940
SKYX Platforms Corp. *	3,106	8,262
SPX Technologies, Inc. *	2,076	176,398
Standex International Corp.	533	75,404
Sterling Infrastructure, Inc. *	1,476	82,361
Stoneridge, Inc. *	244	4,599
Sturm Ruger & Co., Inc.	895	47,399
Tennant Co.	542	43,962
Terex Corp.	2,210	132,224
Thermon Group Holdings, Inc. *	212	5,639
Transphorm, Inc. *	1,723	5,858
Trinity Industries, Inc.	852	21,905
UFP Industries, Inc.	516	50,078
Vicor Corp. *	1,256	67,824
Watts Water Technologies, Inc. Class A	1,555	285,700
Werner Enterprises, Inc.	491	21,692
Xometry, Inc. Class A *	234	4,956
Zurn Elkay Water Solutions Corp. Class C	1,683	45,256

		11,720,178

Technology - 18.5%
8x8, Inc. *	6,563	27,762
ACI Worldwide, Inc. *	5,258	121,828
ACM Research, Inc. Class A *	514	6,723
ACV Auctions, Inc. Class A *	7,265	125,467
Adeia, Inc.	5,267	57,990
Aehr Test Systems *	1,460	60,225
Agilysys, Inc. *	1,126	77,289
Alignment Healthcare, Inc. *	4,797	27,583
Alkami Technology, Inc. *	2,234	36,615
Altair Engineering, Inc. Class A *	3,032	229,947
Ambarella, Inc. *	1,262	105,592
American Software, Inc. Class A	1,431	15,040
Amplitude, Inc. Class A *	3,835	42,185
Apollo Medical Holdings, Inc. *	2,408	76,093
Appfolio, Inc. Class A *	1,094	188,321
Appian Corp. Class A *	2,321	110,480
Asana, Inc. Class A *	4,575	100,833
Asure Software, Inc. *	134	1,629
Atomera, Inc. *	858	7,525
AvePoint, Inc. *	8,632	49,720
Avid Technology, Inc. *	1,354	34,527
AvidXchange Holdings, Inc. *	7,746	80,403
Axcelis Technologies, Inc. *	1,855	340,077
Bandwidth, Inc. Class A *	385	5,267
BigBear.ai Holdings, Inc. *	1,569	3,687
BigCommerce Holdings, Inc. *	3,843	38,238

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Blackbaud, Inc. *	2,480	$176,526
Blackline, Inc. *	3,221	173,354
Box, Inc. Class A *	8,020	235,628
Braze, Inc. Class A *	1,957	85,697
C3.ai, Inc. Class A *	2,524	91,949
Cantaloupe, Inc. *	2,201	17,520
CEVA, Inc. *	1,145	29,255
Clear Secure, Inc. Class A	4,699	108,876
Climb Global Solutions, Inc.	190	9,093
CommVault Systems, Inc. *	2,396	173,998
Consensus Cloud Solutions, Inc. *	628	19,468
CoreCard Corp. *	402	10,195
Corsair Gaming, Inc. *	2,097	37,201
Cricut, Inc. Class A	2,715	33,123
CSG Systems International, Inc.	1,801	94,985
Daily Journal Corp. *	13	3,761
Definitive Healthcare Corp. *	877	9,647
Digi International, Inc. *	1,755	69,129
Digimarc Corp. *	802	23,611
Digital Turbine, Inc. *	1,381	12,816
DigitalOcean Holdings, Inc. *	3,637	145,989
Diodes, Inc. *	1,987	183,778
Domo, Inc. Class B *	1,790	26,241
Donnelley Financial Solutions, Inc. *	1,003	45,667
Duolingo, Inc. *	1,634	233,564
Ebix, Inc.	393	9,904
eGain Corp. *	1,185	8,876
Enfusion, Inc. Class A *	1,436	16,112
EngageSmart, Inc. *	2,736	52,230
Envestnet, Inc. *	2,818	167,248
Everbridge, Inc. *	2,297	61,789
EverCommerce, Inc. *	1,017	12,041
Evolent Health, Inc. Class A *	6,269	189,951
ExlService Holdings, Inc. *	1,846	278,857
Expensify, Inc. Class A *	3,143	25,081
Fastly, Inc. Class A *	5,729	90,346
ForgeRock, Inc. Class A *	2,658	54,595
FormFactor, Inc. *	4,409	150,876
Freshworks, Inc. Class A *	9,304	163,564
Grid Dynamics Holdings, Inc. *	2,540	23,495
Health Catalyst, Inc. *	1,720	21,500
IBEX Holdings Ltd. *	611	12,972
Impinj, Inc. *	1,319	118,248
Innodata, Inc. *	1,427	16,168
Insight Enterprises, Inc. *	1,640	239,998
Inspired Entertainment, Inc. *	1,220	17,946
Instructure Holdings, Inc. *	1,083	27,248
Intapp, Inc. *	881	36,923
Integral Ad Science Holding Corp. *	2,151	38,675
inTEST Corp. *	603	15,835
IonQ, Inc. *	1,448	19,591
Jamf Holding Corp. *	3,957	77,241
Kaltura, Inc. *	4,655	9,869
Kulicke & Soffa Industries, Inc. (Singapore)	2,236	132,930
LivePerson, Inc. *	3,771	17,045
LiveVox Holdings, Inc. *	1,256	3,454
MACOM Technology Solutions Holdings, Inc. *	3,101	203,209
Maximus, Inc.	3,467	292,996
MaxLinear, Inc. *	4,279	135,045
MeridianLink, Inc. *	1,021	21,237
MicroStrategy, Inc. Class A *	629	215,382
Mitek Systems, Inc. *	2,287	24,791
Model N, Inc. *	2,104	74,397
N-Able, Inc. *	3,527	50,824
Navitas Semiconductor Corp. *	923	9,728
NextGen Healthcare, Inc. *	1,872	30,364
NextNav, Inc. *	2,853	8,388
Olo, Inc. Class A *	3,360	21,706
OneSpan, Inc. *	2,106	31,253
Onto Innovation, Inc. *	2,390	278,363

	Shares	Value
Outset Medical, Inc. *	2,792	$61,061
PagerDuty, Inc. *	4,792	107,724
PAR Technology Corp. *	129	4,248
Parsons Corp. *	1,067	51,365
PDF Solutions, Inc. *	1,724	77,752
Phreesia, Inc. *	2,944	91,293
Pitney Bowes, Inc.	6,619	23,431
Planet Labs PBC *	9,738	31,356
PlayAGS, Inc. *	2,058	11,628
Power Integrations, Inc.	3,232	305,973
PowerSchool Holdings, Inc. Class A *	3,159	60,463
Presto Automation, Inc. *	437	2,281
Privia Health Group, Inc. *	3,819	99,714
Progress Software Corp.	2,445	142,055
PROS Holdings, Inc. *	1,810	55,748
PubMatic, Inc. Class A *	463	8,464
Qualys, Inc. *	2,120	273,840
Rambus, Inc. *	6,206	398,239
Rapid7, Inc. *	3,426	155,129
Red Violet, Inc. *	625	12,856
Rimini Street, Inc. *	2,645	12,670
Sapiens International Corp. NV (Israel)	1,732	46,071
Schrodinger, Inc. *	3,075	153,504
SEMrush Holdings, Inc. Class A *	1,759	16,834
Sharecare, Inc. *	1,176	2,058
Silicon Laboratories, Inc. *	1,807	285,036
Simulations Plus, Inc.	898	38,910
SiTime Corp. *	971	114,549
SkyWater Technology, Inc. *	985	9,279
SMART Global Holdings, Inc. *	620	17,986
SoundHound AI, Inc. Class A *	7,959	36,213
Sprout Social, Inc. Class A *	2,696	124,447
SPS Commerce, Inc. *	2,090	401,405
Super Micro Computer, Inc. *	2,636	657,023
Synaptics, Inc. *	188	16,051
Tenable Holdings, Inc. *	6,510	283,511
Thoughtworks Holding, Inc. *	5,246	39,607
TTEC Holdings, Inc.	1,114	37,698
Varonis Systems, Inc. *	6,229	166,003
Velo3D, Inc. *	5,079	10,971
Verint Systems, Inc. *	3,375	118,328
Veritone, Inc. *	1,677	6,574
Verra Mobility Corp. *	7,861	155,019
Viant Technology, Inc. Class A *	851	3,923
Vimeo, Inc. *	1,882	7,754
Weave Communications, Inc. *	1,928	21,420
Workiva, Inc. *	2,786	283,225
Yext, Inc. *	6,203	70,156
Zeta Global Holdings Corp. Class A *	7,576	64,699
Zuora, Inc. Class A *	6,998	76,768

		12,782,720

Utilities - 1.6%
Ameresco, Inc. Class A *	1,863	90,598
American States Water Co.	2,103	182,961
Artesian Resources Corp. Class A	332	15,677
Brookfield Infrastructure Corp. Class A (Canada)	550	25,069
California Water Service Group	990	51,114
Chesapeake Utilities Corp.	648	77,112
Consolidated Water Co. Ltd. (Cayman)	254	6,154
FTC Solar, Inc. *	3,571	11,499
Genie Energy Ltd. Class B	560	7,918
Global Water Resources, Inc.	729	9,244
MGE Energy, Inc.	1,049	82,986
Middlesex Water Co.	990	79,853
New Jersey Resources Corp.	2,890	136,408
Ormat Technologies, Inc.	1,963	157,943
Otter Tail Corp.	1,231	97,200
PNM Resources, Inc.	517	23,317

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Unitil Corp.	239	$12,120
York Water Co.	831	34,295

		1,101,468

Total Common Stocks (Cost $66,459,383)		67,890,610

EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 Growth	4,166	1,010,922

Total Exchange-Traded Funds (Cost $937,745)		1,010,922

	Principal Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $397,636; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $405,432)	$397,480	397,480

Total Short-Term Investments (Cost $397,480)		397,480

TOTAL INVESTMENTS - 100.0% (Cost $67,794,676)		69,300,970

DERIVATIVES - 0.1%		15,372

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(47,154)

NET ASSETS - 100.0%		$69,269,188

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	31.2%
Technology	18.5%
Industrial	16.9%
Consumer, Cyclical	10.4%
Financial	6.3%
Energy	5.0%
Communications	4.1%
Basic Materials	4.0%
Others (each less than 3.0%)	3.6%

	100.0%
Derivatives	0.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Investments with a total aggregate value of $1,958 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(c)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/23	45	$412,960	$428,332	$15,372

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$1,958	$-	$-	$1,958
	Common Stocks
	Basic Materials	2,750,439	2,750,439	-	-
	Communications	2,867,551	2,867,551	-	-
	Consumer, Cyclical	7,194,512	7,194,512	-	-
	Consumer, Non-Cyclical	21,632,170	21,629,335	2,835	-
	Energy	3,498,392	3,498,392	-	-
	Financial	4,343,180	4,343,180	-	-
	Industrial	11,720,178	11,720,178	-	-
	Technology	12,782,720	12,782,720	-	-
	Utilities	1,101,468	1,101,468	-	-

	Total Common Stocks	67,890,610	67,887,775	2,835	-

	Exchange-Traded Funds	1,010,922	1,010,922	-	-
	Short-Term Investments	397,480	-	397,480	-
	Derivatives:
	Equity Contracts
	Futures	15,372	15,372	-	-

	Total	$69,316,342	$68,914,069	$400,315	$1,958

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	123	$312
OmniAb, Inc. $12.50 - Earn Out Shares * Ω ±	588	-
OmniAb, Inc. $15.00 - Earn Out Shares * Ω ±	588	-

		312

Total Rights (Cost $0)		312

COMMON STOCKS - 97.9%
Basic Materials - 3.2%
5E Advanced Materials, Inc. *	579	1,899
AdvanSix, Inc.	1,776	62,124
American Vanguard Corp.	1,470	26,269
Amyris, Inc. *	13,520	13,926
Arconic Corp. *	6,567	194,252
Avient Corp.	6,033	246,750
Caledonia Mining Corp. PLC (South Africa)	978	11,364
Carpenter Technology Corp.	3,194	179,279
Centrus Energy Corp. Class A *	722	23,508
Codexis, Inc. *	4,037	11,304
Coeur Mining, Inc. *	21,305	60,506
Commercial Metals Co.	7,787	410,063
Constellium SE *	3,213	55,264
Contango ORE, Inc. *	89	2,268
Dakota Gold Corp. *	1,066	3,113
Danimer Scientific, Inc. *	6,051	14,401
Ecovyst, Inc. *	4,821	55,249
Encore Energy Corp. * (Canada)	9,377	22,599
Energy Fuels, Inc. *	1,490	9,298
Glatfelter Corp.	3,303	9,975
Haynes International, Inc.	833	42,333
HB Fuller Co.	337	24,099
Hecla Mining Co.	31,498	162,215
i-80 Gold Corp. * (Canada)	11,642	26,194
Innospec, Inc.	189	18,983
Intrepid Potash, Inc. *	792	17,970
Kaiser Aluminum Corp.	76	5,445
Koppers Holdings, Inc.	1,321	45,046
Kronos Worldwide, Inc.	1,632	14,247
Mativ Holdings, Inc.	3,613	54,629
Minerals Technologies, Inc.	2,152	124,149
Oil-Dri Corp. of America	234	13,804
Origin Materials, Inc. *	7,029	29,944
Perimeter Solutions SA *	10,343	63,609
Piedmont Lithium, Inc. *	794	45,822
PolyMet Mining Corp. * (Canada)	1,428	1,128
Rayonier Advanced Materials, Inc. *	4,391	18,793
Rogers Corp. *	308	49,874
Schnitzer Steel Industries, Inc. Class A	1,751	52,512
Stepan Co.	1,248	119,259
Terawulf, Inc. *	3,850	6,738
Trinseo PLC	2,487	31,510
Tronox Holdings PLC	7,964	101,222
Uranium Energy Corp. *	24,597	83,630
Valhi, Inc.	160	2,056

		2,568,622

Communications - 3.2%
1-800-Flowers.com, Inc. Class A *	1,636	12,761
ADTRAN Holdings, Inc.	5,252	55,304
Advantage Solutions, Inc. *	6,200	14,508
Allbirds, Inc. Class A *	7,210	9,085
AMC Networks, Inc. Class A *	2,151	25,704
Anterix, Inc. *	142	4,500

	Shares	Value
ATN International, Inc.	701	$25,657
Aviat Networks, Inc. *	692	23,092
BARK, Inc. *	8,126	10,808
Blacksky Technology, Inc. *	8,137	18,064
Blade Air Mobility, Inc. *	4,255	16,765
Boston Omaha Corp. Class A *	1,469	27,647
Bumble, Inc. Class A *	6,793	113,986
Clear Channel Outdoor Holdings, Inc. *	25,878	35,453
Cogent Communications Holdings, Inc.	1,062	71,462
Consolidated Communications Holdings, Inc. *	4,366	16,722
ContextLogic, Inc. Class A *	1,441	9,482
DHI Group, Inc. *	3,089	11,831
DigitalBridge Group, Inc.	7,564	111,266
DZS, Inc. *	1,420	5,637
EchoStar Corp. Class A *	2,250	39,015
ePlus, Inc. *	1,692	95,260
Eventbrite, Inc. Class A *	705	6,733
EW Scripps Co. Class A *	2,263	20,706
Figs, Inc. Class A *	1,062	8,783
fuboTV, Inc. *	13,829	28,764
Gannett Co., Inc. *	9,793	22,034
Globalstar, Inc. *	5,969	6,446
Gogo, Inc. *	4,053	68,941
Gray Television, Inc.	5,301	41,772
HealthStream, Inc.	937	23,013
IDT Corp. Class B *	204	5,273
iHeartMedia, Inc. Class A *	7,120	25,917
KVH Industries, Inc. *	1,016	9,286
Lands’ End, Inc. *	1,142	8,862
Liberty Latin America Ltd. Class A *	2,105	18,419
Liberty Latin America Ltd. Class C *	9,857	84,967
Liquidity Services, Inc. *	624	10,296
Lumen Technologies, Inc.	67,175	151,815
Magnite, Inc. *	5,161	70,448
MediaAlpha, Inc. Class A *	374	3,856
Mondee Holdings, Inc. *	381	3,395
NETGEAR, Inc. *	1,850	26,196
Nextdoor Holdings, Inc. *	4,147	13,519
Open Lending Corp. Class A *	627	6,590
Opendoor Technologies, Inc. *	34,831	140,021
Overstock.com, Inc. *	3,028	98,622
Preformed Line Products Co.	87	13,581
Quotient Technology, Inc. *	6,009	23,075
Ribbon Communications, Inc. *	6,247	17,429
Scholastic Corp.	1,890	73,502
Shenandoah Telecommunications Co.	3,223	62,623
Sinclair, Inc.	1,981	27,377
Solo Brands, Inc. Class A *	386	2,185
Spok Holdings, Inc.	1,069	14,207
Squarespace, Inc. Class A *	2,064	65,098
Stagwell, Inc. *	7,242	52,215
Stitch Fix, Inc. Class A *	3,128	12,043
TEGNA, Inc.	14,830	240,839
Telephone & Data Systems, Inc.	6,679	54,968
Terran Orbital Corp. *	5,328	7,992
Thryv Holdings, Inc. *	2,067	50,848
TrueCar, Inc. *	5,465	12,351
Tucows, Inc. Class A *	405	11,235
Urban One, Inc. *	1,054	6,321
Value Line, Inc.	9	413
Viavi Solutions, Inc. *	2,715	30,761
Vivid Seats, Inc. Class A *	1,102	8,728
WideOpenWest, Inc. *	3,445	29,076
Ziff Davis, Inc. *	2,409	168,774

		2,644,324

Consumer, Cyclical - 12.4%
A-Mark Precious Metals, Inc.	1,241	46,457
Abercrombie & Fitch Co. Class A *	1,571	59,195
Adient PLC *	6,405	245,440

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Aeva Technologies, Inc. *	6,817	$8,521
Allegiant Travel Co. *	950	119,966
America’s Car-Mart, Inc. *	418	41,708
American Axle & Manufacturing Holdings, Inc. *	7,602	62,869
American Eagle Outfitters, Inc.	9,424	111,203
Asbury Automotive Group, Inc. *	1,441	346,445
Aurora Innovation, Inc. *	20,524	60,341
Bally’s Corp. *	978	15,218
Beacon Roofing Supply, Inc. *	2,916	241,970
Beazer Homes USA, Inc. *	1,934	54,713
Big 5 Sporting Goods Corp.	1,600	14,656
Big Lots, Inc.	2,017	17,810
Biglari Holdings, Inc. Class B *	44	8,674
BJ’s Restaurants, Inc. *	595	18,921
Blue Bird Corp. *	1,070	24,054
Bluegreen Vacations Holding Corp.	158	5,633
BlueLinx Holdings, Inc. *	586	54,955
Bowlero Corp. *	234	2,724
Brinker International, Inc. *	256	9,370
Build-A-Bear Workshop, Inc.	150	3,213
Caleres, Inc.	2,311	55,302
Carrols Restaurant Group, Inc. *	2,367	11,930
Carvana Co. *	520	13,478
Cato Corp. Class A	1,034	8,303
Century Casinos, Inc. *	415	2,947
Century Communities, Inc.	1,906	146,038
Chico’s FAS, Inc. *	8,089	43,276
Children’s Place, Inc. *	790	18,336
Chuy’s Holdings, Inc. *	201	8,205
Cinemark Holdings, Inc. *	1,256	20,724
Clarus Corp.	569	5,201
Clean Energy Fuels Corp. *	11,348	56,286
Commercial Vehicle Group, Inc. *	1,871	20,768
CompX International, Inc.	14	305
Cooper-Standard Holdings, Inc. *	127	1,811
Daktronics, Inc. *	2,535	16,224
Dana, Inc.	8,813	149,821
Denny’s Corp. *	884	10,891
Designer Brands, Inc. Class A	3,386	34,199
Destination XL Group, Inc. *	3,893	19,076
Dine Brands Global, Inc.	137	7,950
Dream Finders Homes, Inc. Class A *	970	23,852
Duluth Holdings, Inc. Class B *	878	5,514
El Pollo Loco Holdings, Inc.	1,778	15,593
Escalade, Inc.	552	7,369
Ethan Allen Interiors, Inc.	1,475	41,713
Everi Holdings, Inc. *	2,158	31,205
EVgo, Inc. *	4,257	17,028
Fiesta Restaurant Group, Inc. *	1,118	8,877
First Watch Restaurant Group, Inc. *	502	8,484
Foot Locker, Inc.	5,442	147,533
Forestar Group, Inc. *	1,188	26,789
Fossil Group, Inc. *	3,528	9,067
Franchise Group, Inc.	107	3,064
Full House Resorts, Inc. *	278	1,863
Funko, Inc. Class A *	724	7,834
G-III Apparel Group Ltd. *	2,866	55,228
Genesco, Inc. *	859	21,509
Global Industrial Co.	263	7,304
GMS, Inc. *	1,879	130,027
Goodyear Tire & Rubber Co. *	18,705	255,884
Green Brick Partners, Inc. *	1,172	66,570
Group 1 Automotive, Inc.	922	237,968
GrowGeneration Corp. *	4,295	14,603
Guess?, Inc.	1,790	34,816
Hanesbrands, Inc.	8,189	37,178
Haverty Furniture Cos., Inc.	952	28,769
Hawaiian Holdings, Inc. *	3,600	38,772
Hibbett, Inc.	135	4,899
HNI Corp.	2,833	79,834

	Shares	Value
Holley, Inc. *	3,628	$14,839
Hooker Furnishings Corp.	712	13,286
Hovnanian Enterprises, Inc. Class A *	322	31,946
Hudson Technologies, Inc. *	2,428	23,357
Hyliion Holdings Corp. *	10,310	17,218
indie Semiconductor, Inc. Class A * (China)	610	5,734
Interface, Inc.	3,915	34,413
iRobot Corp. *	191	8,643
J Jill, Inc. *	245	5,250
JAKKS Pacific, Inc. *	454	9,066
JetBlue Airways Corp. *	21,972	194,672
Johnson Outdoors, Inc. Class A	361	22,183
KB Home	4,942	255,551
La-Z-Boy, Inc.	2,845	81,481
Landsea Homes Corp. *	911	8,509
Lazydays Holdings, Inc. *	756	8,739
LCI Industries	1,033	130,530
Leslie’s, Inc. *	10,985	103,149
LGI Homes, Inc. *	1,289	173,873
Life Time Group Holdings, Inc. *	2,029	39,910
Light & Wonder, Inc. *	3,246	223,195
Lindblad Expeditions Holdings, Inc. *	2,204	23,980
Lions Gate Entertainment Corp. Class A *	1,515	13,377
Lions Gate Entertainment Corp. Class B *	2,164	18,069
M/I Homes, Inc. *	1,797	156,680
Madison Square Garden Entertainment Corp. *	454	15,263
Malibu Boats, Inc. Class A *	526	30,855
Marcus Corp.	1,531	22,705
MarineMax, Inc. *	1,406	48,029
MDC Holdings, Inc.	3,935	184,040
Meritage Homes Corp.	2,430	345,716
Methode Electronics, Inc.	2,339	78,403
Microvast Holdings, Inc. *	7,083	11,333
Miller Industries, Inc.	666	23,623
MillerKnoll, Inc.	5,128	75,792
Movado Group, Inc.	987	26,481
MRC Global, Inc. *	3,749	37,752
National Vision Holdings, Inc. *	4,815	116,956
Nikola Corp. *	40,151	55,408
Nu Skin Enterprises, Inc. Class A	3,387	112,448
ODP Corp. *	2,271	106,328
OneWater Marine, Inc. Class A *	776	28,122
OPENLANE, Inc. *	7,238	110,162
Oxford Industries, Inc.	239	23,522
Papa John’s International, Inc.	523	38,613
Patrick Industries, Inc.	1,268	101,440
PC Connection, Inc.	748	33,735
PetMed Express, Inc.	1,357	18,713
PriceSmart, Inc.	510	37,771
Proterra, Inc. *	14,997	17,996
Purple Innovation, Inc.	4,416	12,276
Red Rock Resorts, Inc. Class A	1,429	66,849
Reservoir Media, Inc. *	1,275	7,676
Resideo Technologies, Inc. *	9,763	172,415
REV Group, Inc.	2,076	27,528
Rocky Brands, Inc.	489	10,269
Rush Enterprises, Inc. Class A	2,737	166,245
Rush Enterprises, Inc. Class B	417	28,381
Sally Beauty Holdings, Inc. *	377	4,656
ScanSource, Inc. *	1,716	50,725
SeaWorld Entertainment, Inc. *	152	8,514
SES AI Corp. *	7,901	19,278
Shoe Carnival, Inc.	1,099	25,805
Signet Jewelers Ltd. (NYSE)	2,955	192,843
Six Flags Entertainment Corp. *	1,024	26,604
Skyline Champion Corp. *	1,567	102,560
SkyWest, Inc. *	3,218	131,037
Sleep Number Corp. *	705	19,232
Snap One Holdings Corp. *	1,368	15,937
Solid Power, Inc. *	10,624	26,985

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Sonic Automotive, Inc. Class A	1,062	$50,626
Sphere Entertainment Co. *	1,768	48,426
Spirit Airlines, Inc.	7,315	125,525
Sportsman’s Warehouse Holdings, Inc. *	2,160	12,312
Standard Motor Products, Inc.	1,370	51,402
Steelcase, Inc. Class A	6,188	47,710
Sun Country Airlines Holdings, Inc. *	1,101	24,751
Sweetgreen, Inc. Class A *	1,331	17,063
Taylor Morrison Home Corp. *	6,916	337,293
ThredUp, Inc. Class A *	3,742	9,130
Tile Shop Holdings, Inc. *	1,923	10,653
Tilly’s, Inc. Class A *	1,303	9,134
Titan International, Inc. *	3,497	40,146
Titan Machinery, Inc. *	1,354	39,943
Topgolf Callaway Brands Corp. *	9,592	190,401
Traeger, Inc. *	2,493	10,595
Tri Pointe Homes, Inc. *	6,504	213,721
TuSimple Holdings, Inc. Class A *	11,478	19,054
UniFirst Corp.	1,012	156,870
United Homes Group, Inc. *	332	3,705
Urban Outfitters, Inc. *	2,841	94,122
Vera Bradley, Inc. *	1,701	10,869
Veritiv Corp.	880	110,537
Virgin Galactic Holdings, Inc. *	7,471	28,988
Vista Outdoor, Inc. *	3,733	103,292
Vizio Holding Corp. Class A *	580	3,915
VOXX International Corp. *	866	10,808
VSE Corp.	706	38,611
Weyco Group, Inc.	379	10,116
Winmark Corp.	188	62,504
Winnebago Industries, Inc.	1,989	132,646
Wolverine World Wide, Inc.	510	7,492
Workhorse Group, Inc. *	11,484	10,009
Xperi, Inc. *	2,964	38,977
Xponential Fitness, Inc. Class A *	228	3,933
Zumiez, Inc. *	1,112	18,526

		10,132,749

Consumer, Non-Cyclical - 16.6%
23andMe Holding Co. Class A *	17,229	30,151
2seventy bio, Inc. *	3,364	34,044
2U, Inc. *	4,860	19,586
4D Molecular Therapeutics, Inc. *	1,941	35,074
Aadi Bioscience, Inc. *	1,143	7,818
Aaron’s Co., Inc.	2,081	29,425
ABM Industries, Inc.	4,411	188,129
Acacia Research Corp. *	2,482	10,325
ACCO Brands Corp.	6,436	33,532
Accolade, Inc. *	271	3,650
Acrivon Therapeutics, Inc. *	554	7,180
AdaptHealth Corp. *	2,384	29,013
Adaptive Biotechnologies Corp. *	2,173	14,581
Addus HomeCare Corp. *	550	50,985
Adicet Bio, Inc. *	2,267	5,509
ADMA Biologics, Inc. *	6,380	23,542
Adtalem Global Education, Inc. *	2,970	101,990
Agenus, Inc. *	19,457	31,131
Agiliti, Inc. *	253	4,175
Agios Pharmaceuticals, Inc. *	3,683	104,303
Alico, Inc.	525	13,367
Alight, Inc. Class A *	26,531	245,146
Allakos, Inc. *	4,372	19,062
Allogene Therapeutics, Inc. *	5,553	27,598
Allovir, Inc. *	2,855	9,707
Alphatec Holdings, Inc. *	3,007	54,066
Alpine Immune Sciences, Inc. *	981	10,085
Altimmune, Inc. *	3,253	11,483
ALX Oncology Holdings, Inc. *	1,605	12,054
American Well Corp. Class A *	16,309	34,249
Amneal Pharmaceuticals, Inc. *	8,211	25,454

	Shares	Value
AnaptysBio, Inc. *	224	$4,556
Andersons, Inc.	2,152	99,315
AngioDynamics, Inc. *	2,646	27,598
ANI Pharmaceuticals, Inc. *	194	10,443
Anika Therapeutics, Inc. *	920	23,902
Annexon, Inc. *	2,869	10,099
API Group Corp. *	4,563	124,387
Arbutus Biopharma Corp. *	2,953	6,792
Arcturus Therapeutics Holdings, Inc. *	1,406	40,324
Arcus Biosciences, Inc. *	2,462	50,003
Ardelyx, Inc. *	4,723	16,011
Arlo Technologies, Inc. *	630	6,873
ARS Pharmaceuticals, Inc. *	1,170	7,839
Artivion, Inc. *	2,198	37,784
Arvinas, Inc. *	207	5,138
ASGN, Inc. *	2,384	180,302
Assertio Holdings, Inc. *	3,564	19,317
Astria Therapeutics, Inc. *	243	2,024
Atara Biotherapeutics, Inc. *	6,024	9,699
Atea Pharmaceuticals, Inc. *	5,227	19,549
AtriCure, Inc. *	861	42,499
Aura Biosciences, Inc. *	1,830	22,600
Avanos Medical, Inc. *	3,096	79,134
Aveanna Healthcare Holdings, Inc. *	3,393	5,734
Avidity Biosciences, Inc. *	4,641	51,469
B&G Foods, Inc.	4,765	66,329
Bakkt Holdings, Inc. *	4,370	5,375
Barrett Business Services, Inc.	73	6,366
Beam Therapeutics, Inc. *	446	14,241
BellRing Brands, Inc. *	6,505	238,083
Benson Hill, Inc. *	11,487	14,933
Beyond Air, Inc. *	384	1,636
BioAtla, Inc. *	2,915	8,745
BioCryst Pharmaceuticals, Inc. *	3,091	21,761
Biohaven Ltd. *	3,887	92,977
BioLife Solutions, Inc. *	219	4,840
Biote Corp. Class A *	392	2,650
Bluebird Bio, Inc. *	7,071	23,264
BRC, Inc. Class A *	451	2,327
Bridgebio Pharma, Inc. *	2,326	40,007
BrightView Holdings, Inc. *	3,060	21,971
Brookdale Senior Living, Inc. *	11,396	48,091
Butterfly Network, Inc. *	8,995	20,689
Cabaletta Bio, Inc. *	191	2,466
Cal-Maine Foods, Inc.	168	7,560
Cano Health, Inc. *	14,849	20,640
Cara Therapeutics, Inc. *	3,351	9,483
CareDx, Inc. *	3,538	30,073
CareMax, Inc. *	5,139	15,982
Caribou Biosciences, Inc. *	3,988	16,949
Carisma Therapeutics, Inc.	1,794	15,733
Cass Information Systems, Inc.	98	3,800
Castle Biosciences, Inc. *	1,004	13,775
Celcuity, Inc. *	1,111	12,199
Celldex Therapeutics, Inc. *	2,285	77,530
Central Garden & Pet Co. *	745	28,884
Central Garden & Pet Co. Class A *	2,507	91,405
Century Therapeutics, Inc. *	1,501	4,743
Chegg, Inc. *	1,128	10,017
Chinook Therapeutics, Inc. *	2,760	106,039
Cimpress PLC * (Ireland)	526	31,286
Cipher Mining, Inc. *	2,772	7,928
Citius Pharmaceuticals, Inc. *	6,908	8,290
Cogent Biosciences, Inc. *	2,110	24,982
Coherus Biosciences, Inc. *	1,057	4,513
Community Health Systems, Inc. *	8,320	36,608
Compass Therapeutics, Inc. *	5,320	16,918
CompoSecure, Inc. *	106	727
CoreCivic, Inc. *	7,660	72,081
Crinetics Pharmaceuticals, Inc. *	2,916	52,546

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Cross Country Healthcare, Inc. *	1,946	$54,644
Cullinan Oncology, Inc. *	1,549	16,667
Cutera, Inc. *	1,006	15,221
Cytokinetics, Inc. *	452	14,744
Day One Biopharmaceuticals, Inc. *	302	3,606
Deciphera Pharmaceuticals, Inc. *	2,253	31,722
Deluxe Corp.	3,077	53,786
Design Therapeutics, Inc. *	2,117	13,337
DICE Therapeutics, Inc. *	457	21,232
Disc Medicine, Inc. *	45	1,998
Distribution Solutions Group, Inc. *	56	2,915
Dole PLC	2,021	27,324
Duckhorn Portfolio, Inc. *	2,354	30,531
Dynavax Technologies Corp. *	1,409	18,204
Dyne Therapeutics, Inc. *	1,998	22,477
Eagle Pharmaceuticals, Inc. *	688	13,375
Edgewell Personal Care Co.	3,396	140,289
Edgewise Therapeutics, Inc. *	2,914	22,583
Editas Medicine, Inc. *	4,627	38,080
Embecta Corp.	3,423	73,937
Emerald Holding, Inc. *	1,091	4,473
Emergent BioSolutions, Inc. *	3,326	24,446
Enanta Pharmaceuticals, Inc. *	1,164	24,910
Enhabit, Inc. *	3,330	38,295
Enliven Therapeutics, Inc. *	1,539	31,411
Ennis, Inc.	1,692	34,483
Entrada Therapeutics, Inc. *	1,417	21,453
EQRx, Inc. *	21,334	39,681
Erasca, Inc. *	5,396	14,893
European Wax Center, Inc. Class A *	209	3,894
EyePoint Pharmaceuticals, Inc. *	1,009	8,778
Fate Therapeutics, Inc. *	5,760	27,418
Fennec Pharmaceuticals, Inc. * (Canada)	815	7,196
FibroGen, Inc. *	6,003	16,208
First Advantage Corp. *	3,384	52,147
FiscalNote Holdings, Inc. *	3,530	12,849
Forafric Global PLC * (Gibraltar)	212	2,326
Fresh Del Monte Produce, Inc.	2,170	55,791
Fulgent Genetics, Inc. *	1,368	50,657
Genelux Corp. *	132	4,319
Generation Bio Co. *	2,948	16,214
GEO Group, Inc. *	7,897	56,543
Geron Corp. *	7,955	25,536
Graham Holdings Co. Class B	240	137,155
Graphite Bio, Inc. *	1,754	4,560
Green Dot Corp. Class A *	2,986	55,958
Gritstone bio, Inc. *	5,876	11,458
Hackett Group, Inc.	275	6,146
Hain Celestial Group, Inc. *	5,987	74,897
Healthcare Services Group, Inc.	347	5,181
Heidrick & Struggles International, Inc.	1,389	36,767
Helen of Troy Ltd. *	1,611	174,020
Herbalife Ltd. *	1,786	23,647
HF Foods Group, Inc. *	2,896	13,582
HilleVax, Inc. *	1,078	18,531
Hostess Brands, Inc. *	7,061	178,785
Humacyte, Inc. *	822	2,351
Icosavax, Inc. *	1,865	18,519
Ideaya Biosciences, Inc. *	1,282	30,127
IGM Biosciences, Inc. *	805	7,430
Ikena Oncology, Inc. *	1,355	8,889
Immuneering Corp. Class A *	330	3,346
ImmunityBio, Inc. *	1,257	3,494
ImmunoGen, Inc. *	6,734	127,071
Inari Medical, Inc. *	236	13,721
Information Services Group, Inc.	896	4,803
Ingles Markets, Inc. Class A	930	76,864
Inhibrx, Inc. *	780	20,249
Innoviva, Inc. *	3,622	46,108
Inogen, Inc. *	1,626	18,780

	Shares	Value
Inozyme Pharma, Inc. *	2,184	$12,165
Integer Holdings Corp. *	2,208	195,651
Intellia Therapeutics, Inc. *	5,022	204,797
Invitae Corp. *	2,973	3,359
Iovance Biotherapeutics, Inc. *	13,871	97,652
Ironwood Pharmaceuticals, Inc. *	5,302	56,413
iTeos Therapeutics, Inc. *	1,633	21,621
Janux Therapeutics, Inc. *	1,087	12,903
John Wiley & Sons, Inc. Class A	2,881	98,040
KalVista Pharmaceuticals, Inc. *	1,493	13,437
Kelly Services, Inc. Class A	2,201	38,760
Kezar Life Sciences, Inc. *	4,886	11,971
Kiniksa Pharmaceuticals Ltd. Class A *	2,096	29,512
Kodiak Sciences, Inc. *	2,208	15,235
Korn Ferry	3,523	174,529
Krispy Kreme, Inc.	3,933	57,933
Kura Oncology, Inc. *	4,334	45,854
Larimar Therapeutics, Inc. *	1,636	5,121
Laureate Education, Inc.	1,197	14,472
Lexicon Pharmaceuticals, Inc. *	2,918	6,682
LifeStance Health Group, Inc. *	3,209	29,298
Ligand Pharmaceuticals, Inc. *	943	67,990
Limoneira Co.	1,102	17,147
Lincoln Educational Services Corp. *	1,347	9,079
Liquidia Corp. *	867	6,806
LivaNova PLC *	3,392	174,451
LiveRamp Holdings, Inc. *	4,284	122,351
Longboard Pharmaceuticals, Inc. *	600	4,404
Lyell Immunopharma, Inc. *	11,506	36,589
MacroGenics, Inc. *	2,825	15,114
MannKind Corp. *	3,096	12,601
MarketWise, Inc.	2,302	4,604
Marqeta, Inc. Class A *	28,476	138,678
Matthews International Corp. Class A	1,483	63,205
MaxCyte, Inc. *	5,513	25,305
MeiraGTx Holdings PLC *	655	4,402
Mersana Therapeutics, Inc. *	2,698	8,876
MiMedx Group, Inc. *	7,495	49,542
Mineralys Therapeutics, Inc. *	681	11,611
Mission Produce, Inc. *	2,742	33,233
Monro, Inc.	2,037	82,763
Monte Rosa Therapeutics, Inc. *	2,239	15,337
Morphic Holding, Inc. *	229	13,129
Multiplan Corp. *	25,611	54,039
Myriad Genetics, Inc. *	5,379	124,685
Nano-X Imaging Ltd. * (Israel)	2,727	42,241
NanoString Technologies, Inc. *	155	628
National HealthCare Corp.	792	48,961
Natural Grocers by Vitamin Cottage, Inc. Class C	591	7,246
Nature’s Sunshine Products, Inc. *	844	11,521
Nautilus Biotechnology, Inc. SPAC *	3,668	14,195
Neogen Corp. *	14,543	316,310
NeoGenomics, Inc. *	7,714	123,964
Nevro Corp. *	1,571	39,935
NGM Biopharmaceuticals, Inc. *	3,058	7,920
Nkarta, Inc. *	1,957	4,286
Novavax, Inc. *	1,150	8,545
Nurix Therapeutics, Inc. *	3,244	32,408
NuVasive, Inc. *	505	21,003
Nuvation Bio, Inc. *	10,086	18,155
Ocean Biomedical, Inc. *	525	3,155
Olema Pharmaceuticals, Inc. *	1,809	16,335
Omeros Corp. *	2,387	12,985
OmniAb, Inc. *	6,212	31,246
Omnicell, Inc. *	1,514	111,536
OPKO Health, Inc. *	26,875	58,319
OraSure Technologies, Inc. *	4,915	24,624
Organogenesis Holdings, Inc. *	4,248	14,103
ORIC Pharmaceuticals, Inc. *	2,621	20,339

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Orthofix Medical, Inc. *	2,317	$41,845
OrthoPediatrics Corp. *	109	4,780
Oscar Health, Inc. Class A *	9,554	77,005
Ovid therapeutics, Inc. *	3,797	12,454
Owens & Minor, Inc. *	4,954	94,324
Pacific Biosciences of California, Inc. *	7,558	100,521
Patterson Cos., Inc.	4,509	149,969
Paysafe Ltd. *	2,215	22,349
Pediatrix Medical Group, Inc. *	5,586	79,377
PepGen, Inc. *	471	4,211
Perdoceo Education Corp. *	4,355	53,436
Performant Financial Corp. *	1,147	3,097
PetIQ, Inc. *	417	6,326
Phathom Pharmaceuticals, Inc. *	1,203	17,227
Phibro Animal Health Corp. Class A	916	12,549
PMV Pharmaceuticals, Inc. *	2,752	17,228
Point Biopharma Global, Inc. SPAC *	5,965	54,043
Poseida Therapeutics, Inc. *	4,514	7,945
Precigen, Inc. *	9,035	10,390
Prelude Therapeutics, Inc. *	564	2,538
Prestige Consumer Healthcare, Inc. *	3,243	192,731
Primo Water Corp.	8,776	110,051
PROG Holdings, Inc. *	2,490	79,979
ProKidney Corp. *	3,040	34,018
Protagonist Therapeutics, Inc. *	1,335	36,873
Protalix BioTherapeutics, Inc. *	3,474	6,948
PTC Therapeutics, Inc. *	890	36,196
Pulse Biosciences, Inc. *	715	5,141
Quad/Graphics, Inc. *	2,440	9,174
Quanex Building Products Corp.	2,219	59,580
Quanterix Corp. *	1,979	44,626
Quantum-Si, Inc. *	6,885	12,324
Rallybio Corp. *	2,065	11,688
RAPT Therapeutics, Inc. *	488	9,126
Reata Pharmaceuticals, Inc. Class A *	1,896	193,316
Recursion Pharmaceuticals, Inc. Class A *	9,156	68,395
REGENXBIO, Inc. *	2,715	54,273
Relay Therapeutics, Inc. *	6,064	76,164
Rent the Runway, Inc. Class A *	3,138	6,213
Repay Holdings Corp. *	5,444	42,627
Replimune Group, Inc. *	2,722	63,205
Resources Connection, Inc.	2,282	35,850
Rigel Pharmaceuticals, Inc. *	1,943	2,506
Riot Platforms, Inc. *	3,232	38,202
Rocket Pharmaceuticals, Inc. *	442	8,783
Sabre Corp. *	16,717	53,327
Sage Therapeutics, Inc. *	215	10,109
Sana Biotechnology, Inc. *	5,750	34,270
Sangamo Therapeutics, Inc. *	9,427	12,255
Savara, Inc. *	4,678	14,946
Scholar Rock Holding Corp. *	1,881	14,183
Scilex Holding Co. *	6,404	35,670
SEACOR Marine Holdings, Inc. *	1,566	17,899
Seer, Inc. *	3,871	16,529
Selecta Biosciences, Inc. *	5,775	6,468
Seneca Foods Corp. Class A *	307	10,033
Seres Therapeutics, Inc. *	2,175	10,418
SomaLogic, Inc. *	9,559	22,081
SpartanNash Co.	2,312	52,043
Sterling Check Corp. *	1,533	18,795
Stoke Therapeutics, Inc. *	1,852	19,687
StoneCo Ltd. Class A * (Brazil)	7,623	97,117
Strategic Education, Inc.	1,492	101,217
SunOpta, Inc. * (Canada)	159	1,064
Surgery Partners, Inc. *	442	19,886
Sutro Biopharma, Inc. *	4,028	18,730
Syndax Pharmaceuticals, Inc. *	734	15,363
Tango Therapeutics, Inc. *	2,827	9,386
Taro Pharmaceutical Industries Ltd. *	547	20,748
Tarsus Pharmaceuticals, Inc. *	1,540	27,828

	Shares	Value
Tejon Ranch Co. *	1,299	$22,356
Tenaya Therapeutics, Inc. *	2,983	17,510
Terns Pharmaceuticals, Inc. *	947	8,286
Textainer Group Holdings Ltd. (China)	2,829	111,406
Theravance Biopharma, Inc. *	3,921	40,582
Theseus Pharmaceuticals, Inc. *	1,277	11,914
Third Harmonic Bio, Inc. *	1,315	6,325
Thorne HealthTech, Inc. *	519	2,439
Travere Therapeutics, Inc. *	416	6,390
TreeHouse Foods, Inc. *	2,978	150,032
Trevi Therapeutics, Inc. *	2,726	6,515
Triton International Ltd. (Bermuda)	3,071	255,691
TrueBlue, Inc. *	2,119	37,527
Twist Bioscience Corp. *	3,861	78,996
Tyra Biosciences, Inc. *	595	10,133
United Natural Foods, Inc. *	3,946	77,144
Universal Corp.	1,573	78,556
Universal Technical Institute, Inc. *	1,660	11,471
Upbound Group, Inc.	227	7,067
UroGen Pharma Ltd. *	209	2,163
Utah Medical Products, Inc.	9	839
V2X, Inc. *	754	37,368
Vanda Pharmaceuticals, Inc. *	3,947	26,011
Varex Imaging Corp. *	2,543	59,939
Vector Group Ltd.	8,002	102,506
Vera Therapeutics, Inc. *	1,196	19,196
Veracyte, Inc. *	4,843	123,351
Verve Therapeutics, Inc. *	3,386	63,487
Vicarious Surgical, Inc. *	2,496	4,568
ViewRay, Inc. *	6,417	2,260
Vigil Neuroscience, Inc. *	1,036	9,738
Village Super Market, Inc. Class A	537	12,254
Vir Biotechnology, Inc. *	5,284	129,617
Viridian Therapeutics, Inc. *	600	14,274
Vor BioPharma, Inc. *	2,509	7,753
Waldencast PLC Class A *	1,214	9,384
WaVe Life Sciences Ltd. *	3,832	13,948
Weis Markets, Inc.	1,093	70,182
Willdan Group, Inc. *	793	15,194
WW International, Inc. *	3,856	25,912
X4 Pharmaceuticals, Inc. *	4,226	8,198
Xencor, Inc. *	1,737	43,373
XOMA Corp. *	448	8,463
Y-mAbs Therapeutics, Inc. *	1,283	8,712
Zevia PBC Class A *	733	3,159
Zevra Therapeutics, Inc. *	2,327	11,868
Zimvie, Inc. *	1,755	19,709
Zura Bio Ltd. * (United Kingdom)	516	4,231
Zymeworks, Inc. *	3,500	30,240

		13,529,477

Energy - 8.6%
Alpha Metallurgical Resources, Inc.	802	131,817
Amplify Energy Corp. *	2,438	16,505
Arch Resources, Inc.	1,215	137,003
Archrock, Inc.	7,500	76,875
Aris Water Solutions, Inc. Class A	1,870	19,298
Atlas Energy Solutions, Inc. Class A	915	15,884
Berry Corp.	5,114	35,184
Bristow Group, Inc. *	1,561	44,848
California Resources Corp.	4,771	216,079
Callon Petroleum Co. *	4,156	145,751
Chord Energy Corp.	2,781	427,718
Civitas Resources, Inc.	4,618	320,351
Cleanspark, Inc. *	4,486	19,245
CNX Resources Corp. *	10,891	192,989
Comstock Resources, Inc.	6,206	71,990
CONSOL Energy, Inc.	2,252	152,708
Core Laboratories, Inc.	2,121	49,313
Crescent Energy Co. Class A	1,795	18,704

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
CVR Energy, Inc.	191	$5,722
Delek US Holdings, Inc.	4,454	106,673
Diamond Offshore Drilling, Inc. *	6,675	95,052
DMC Global, Inc. *	893	15,860
Dril-Quip, Inc. *	2,246	52,264
Earthstone Energy, Inc. Class A *	3,880	55,445
Energy Vault Holdings, Inc. *	6,824	18,630
Eneti, Inc.	1,664	20,151
Eos Energy Enterprises, Inc. *	938	4,071
Equitrans Midstream Corp.	20,652	197,433
Excelerate Energy, Inc. Class A	282	5,733
Expro Group Holdings NV *	3,661	64,873
Forum Energy Technologies, Inc. *	623	15,943
FuelCell Energy, Inc. *	27,446	59,283
FutureFuel Corp.	1,658	14,673
Gevo, Inc. *	16,451	25,006
Golar LNG Ltd. (Cameroon)	6,264	126,345
Granite Ridge Resources, Inc.	1,738	11,523
Green Plains, Inc. *	3,195	103,007
Gulfport Energy Corp. *	667	70,082
Hallador Energy Co. *	1,433	12,281
Helix Energy Solutions Group, Inc. *	9,490	70,036
Helmerich & Payne, Inc.	6,730	238,578
HighPeak Energy, Inc.	180	1,958
Kinetik Holdings, Inc.	1,053	37,002
KLX Energy Services Holdings, Inc. *	728	7,083
Liberty Energy, Inc.	10,741	143,607
Magnolia Oil & Gas Corp. Class A	930	19,437
Mammoth Energy Services, Inc. *	1,483	7,163
Matador Resources Co.	6,247	326,843
Maxeon Solar Technologies Ltd. *	542	15,263
Murphy Oil Corp.	9,948	381,008
Nabors Industries Ltd. *	81	7,535
NACCO Industries, Inc. Class A	288	9,982
Newpark Resources, Inc. *	4,887	25,559
NexTier Oilfield Solutions, Inc. *	11,268	100,736
Noble Corp. PLC *	1,208	49,902
Northern Oil & Gas, Inc.	665	22,823
NOW, Inc. *	7,372	76,374
Oil States International, Inc. *	4,382	32,734
Par Pacific Holdings, Inc. *	2,258	60,085
Patterson-UTI Energy, Inc.	13,804	165,234
PBF Energy, Inc. Class A	7,738	316,794
Peabody Energy Corp.	8,259	178,890
Permian Resources Corp.	14,245	156,125
PrimeEnergy Resources Corp. *	40	3,681
ProFrac Holding Corp. Class A *	1,319	14,720
ProPetro Holding Corp. *	6,753	55,645
Ramaco Resources, Inc. Class A	1,497	12,635
Ramaco Resources, Inc. Class B *	299	3,172
Ranger Energy Services, Inc. *	838	8,581
REX American Resources Corp. *	771	26,838
Ring Energy, Inc. *	8,465	14,475
RPC, Inc.	5,712	40,841
SandRidge Energy, Inc.	617	9,409
Seadrill Ltd. * (Bermuda)	3,347	138,131
Select Water Solutions, Inc.	5,570	45,117
SilverBow Resources, Inc. *	1,092	31,799
Sitio Royalties Corp. Class A	3,008	79,020
SM Energy Co.	8,071	255,286
Solaris Oilfield Infrastructure, Inc. Class A	1,954	16,277
Stem, Inc. *	9,647	55,181
SunCoke Energy, Inc.	5,417	42,632
Sunnova Energy International, Inc. *	3,486	63,829
Talos Energy, Inc. *	7,541	104,594
Tellurian, Inc. *	33,583	47,352
US Silica Holdings, Inc. *	5,010	60,771
VAALCO Energy, Inc.	6,505	24,459
Verde Clean Fuels, Inc. *	333	2,168
Vital Energy, Inc. *	1,152	52,013

	Shares	Value
Vitesse Energy, Inc.	1,685	$37,744
Warrior Met Coal, Inc.	3,429	133,560

		7,002,993

Financial - 33.1%
1st Source Corp.	1,085	45,494
Acadia Realty Trust REIT	6,624	95,319
ACNB Corp.	575	19,073
AFC Gamma, Inc. REIT	1,160	14,442
Alerus Financial Corp.	1,249	22,457
Alexander & Baldwin, Inc. REIT *	5,022	93,309
Alpine Income Property Trust, Inc. REIT	1,011	16,429
Amalgamated Financial Corp.	1,255	20,193
Ambac Financial Group, Inc. *	2,889	41,139
Amerant Bancorp, Inc.	1,848	31,767
American Assets Trust, Inc. REIT	3,512	67,430
American Equity Investment Life Holding Co.	5,159	268,835
American National Bankshares, Inc.	728	21,097
American Realty Investors, Inc. *	146	3,180
Ameris Bancorp	4,584	156,819
AMERISAFE, Inc.	598	31,885
Ames National Corp.	416	7,500
Angel Oak Mortgage REIT, Inc.	848	6,988
Anywhere Real Estate, Inc. *	6,731	44,963
Apartment Investment & Management Co. Class A REIT	9,841	83,845
Apollo Commercial Real Estate Finance, Inc. REIT	9,338	105,706
Apple Hospitality REIT, Inc.	14,541	219,715
Arbor Realty Trust, Inc. REIT	11,743	174,031
Ares Commercial Real Estate Corp. REIT	3,611	36,652
Argo Group International Holdings Ltd.	2,130	63,069
Armada Hoffler Properties, Inc. REIT	4,772	55,737
ARMOUR Residential REIT, Inc.	12,801	68,229
Arrow Financial Corp.	1,008	20,301
Artisan Partners Asset Management, Inc. Class A	1,190	46,779
Associated Banc-Corp.	10,308	167,299
Atlantic Union Bankshares Corp.	5,067	131,489
Atlanticus Holdings Corp. *	308	12,939
Avantax, Inc. *	294	6,580
Axos Financial, Inc. *	3,352	132,203
Banc of California, Inc.	3,643	42,186
BancFirst Corp.	1,266	116,472
Banco Latinoamericano de Comercio Exterior SA (Panama)	1,721	37,965
Bank First Corp.	622	51,750
Bank of Hawaii Corp.	1,152	47,497
Bank of Marin Bancorp	1,114	19,684
Bank of NT Butterfield & Son Ltd. (Bermuda)	3,156	86,348
Bank7 Corp.	141	3,459
BankUnited, Inc.	5,138	110,724
Bankwell Financial Group, Inc.	360	8,777
Banner Corp.	2,350	102,624
Bar Harbor Bankshares	952	23,457
BayCom Corp.	711	11,859
BCB Bancorp, Inc.	1,022	11,998
Berkshire Hills Bancorp, Inc.	3,042	63,061
BGC Partners, Inc. Class A	10,917	48,362
Bit Digital, Inc. * (China)	4,150	16,849
Blackstone Mortgage Trust, Inc. Class A REIT	11,623	241,875
Blue Foundry Bancorp *	1,569	15,863
Blue Ridge Bankshares, Inc.	1,210	10,709
Braemar Hotels & Resorts, Inc. REIT	4,851	19,501
Brandywine Realty Trust REIT	12,057	56,065
Bread Financial Holdings, Inc.	3,439	107,950
Bridgewater Bancshares, Inc. *	1,531	15,080
Brightsphere Investment Group, Inc.	1,276	26,732
BrightSpire Capital, Inc. REIT	8,833	59,446
Broadstone Net Lease, Inc. REIT	12,515	193,232

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Brookline Bancorp, Inc.	6,051	$52,886
BRT Apartments Corp. REIT	903	17,879
Burke & Herbert Financial Services Corp.	387	24,845
Business First Bancshares, Inc.	1,675	25,242
Byline Bancorp, Inc.	1,748	31,621
C&F Financial Corp.	187	10,042
Cadence Bank	12,136	238,351
Cambridge Bancorp	542	29,436
Camden National Corp.	1,023	31,682
Cannae Holdings, Inc. *	4,937	99,777
Capital Bancorp, Inc.	639	11,566
Capital City Bank Group, Inc.	541	16,576
Capitol Federal Financial, Inc.	8,654	53,395
Capstar Financial Holdings, Inc.	1,270	15,583
CareTrust REIT, Inc.	6,214	123,410
Carter Bankshares, Inc. *	1,538	22,747
Cathay General Bancorp	4,860	156,443
CBL & Associates Properties, Inc. REIT	501	11,042
Centerspace REIT	1,071	65,717
Central Pacific Financial Corp.	1,841	28,922
Central Valley Community Bancorp	655	10,120
Chatham Lodging Trust REIT	3,335	31,216
Chemung Financial Corp.	198	7,605
Chicago Atlantic Real Estate Finance, Inc. REIT	1,064	16,120
Chimera Investment Corp. REIT	15,707	90,629
ChoiceOne Financial Services, Inc.	411	9,453
Citizens & Northern Corp.	1,072	20,690
Citizens Financial Services, Inc.	212	15,788
City Holding Co.	933	83,961
City Office REIT, Inc.	2,924	16,287
Civista Bancshares, Inc.	1,050	18,270
Claros Mortgage Trust, Inc. REIT	6,099	69,163
Clipper Realty, Inc. REIT	449	2,546
CNB Financial Corp.	1,304	23,016
CNO Financial Group, Inc.	7,553	178,780
Codorus Valley Bancorp, Inc.	592	11,609
Colony Bankcorp, Inc.	1,268	11,945
Columbia Financial, Inc. *	1,200	20,748
Community Bank System, Inc.	3,579	167,784
Community Financial Corp.	290	7,856
Community Healthcare Trust, Inc. REIT	596	19,680
Community Trust Bancorp, Inc.	1,051	37,384
Compass Diversified Holdings	4,280	92,833
Compass, Inc. Class A *	2,979	10,427
ConnectOne Bancorp, Inc.	2,639	43,781
Consumer Portfolio Services, Inc. *	707	8,251
Corporate Office Properties Trust REIT	7,634	181,307
CrossFirst Bankshares, Inc. *	3,173	31,730
CTO Realty Growth, Inc. REIT	1,567	26,858
Cushman & Wakefield PLC *	2,885	23,599
Customers Bancorp, Inc. *	1,966	59,491
CVB Financial Corp.	9,085	120,649
DiamondRock Hospitality Co. REIT	14,440	115,664
Dime Community Bancshares, Inc.	2,320	40,902
Diversified Healthcare Trust REIT	16,938	38,111
Donegal Group, Inc. Class A	888	12,814
Douglas Elliman, Inc.	5,542	12,303
Douglas Emmett, Inc. REIT	3,778	47,489
Dynex Capital, Inc. REIT	3,302	41,572
Eagle Bancorp, Inc.	2,087	44,161
Easterly Government Properties, Inc. REIT	6,483	94,003
Eastern Bankshares, Inc.	10,363	127,154
eHealth, Inc. *	1,073	8,627
Ellington Financial, Inc. REIT	4,295	59,271
Elme Communities REIT	5,993	98,525
Empire State Realty Trust, Inc. Class A REIT	9,119	68,301
Employers Holdings, Inc.	1,769	66,178
Enact Holdings, Inc.	1,932	48,551
Encore Capital Group, Inc. *	1,548	75,264
Enova International, Inc. *	2,036	108,152

	Shares	Value
Enstar Group Ltd. *	789	$192,705
Enterprise Bancorp, Inc.	622	18,001
Enterprise Financial Services Corp.	2,451	95,834
Equity Bancshares, Inc. Class A	1,069	24,352
Equity Commonwealth REIT	6,981	141,435
Esquire Financial Holdings, Inc.	29	1,326
ESSA Bancorp, Inc.	511	7,639
Essent Group Ltd.	7,042	329,566
Essential Properties Realty Trust, Inc. REIT	8,968	211,107
Evans Bancorp, Inc.	313	7,803
F&G Annuities & Life, Inc.	1,176	29,141
Farmers & Merchants Bancorp, Inc.	945	21,272
Farmers National Banc Corp.	2,482	30,702
Farmland Partners, Inc. REIT	3,550	43,346
FB Financial Corp.	2,545	71,387
Federal Agricultural Mortgage Corp. Class C	486	69,858
Fidelity D&D Bancorp, Inc.	300	14,577
Finance Of America Cos., Inc. Class A *	3,068	5,860
Financial Institutions, Inc.	929	14,622
First BanCorp	10,998	134,396
First Bancorp, Inc.	691	16,819
First Bancshares, Inc.	2,029	52,429
First Bank	955	9,913
First Busey Corp.	3,545	71,255
First Business Financial Services, Inc.	485	14,303
First Commonwealth Financial Corp.	6,933	87,702
First Community Bankshares, Inc.	1,201	35,706
First Community Corp.	359	6,232
First Financial Bancorp	6,320	129,181
First Financial Corp.	788	25,586
First Foundation, Inc.	3,601	14,296
First Interstate BancSystem, Inc. Class A	5,672	135,220
First Merchants Corp.	4,070	114,896
First Mid Bancshares, Inc.	1,325	31,986
First of Long Island Corp.	1,539	18,499
First Western Financial, Inc. *	623	11,588
FirstCash Holdings, Inc.	2,727	81,128
Five Star Bancorp	515	11,521
Flushing Financial Corp.	1,987	24,420
Forge Global Holdings, Inc. *	7,599	18,466
Four Corners Property Trust, Inc. REIT	5,239	133,071
Franklin BSP Realty Trust, Inc. REIT	5,368	76,011
FRP Holdings, Inc. *	435	25,043
FS Bancorp, Inc.	284	8,540
FTAI Infrastructure, Inc.	6,375	23,524
Fulton Financial Corp.	11,040	131,597
FVCBankcorp, Inc. *	1,004	10,813
GCM Grosvenor, Inc. Class A	277	2,089
Genworth Financial, Inc. Class A *	32,028	160,140
German American Bancorp, Inc.	1,969	53,517
Getty Realty Corp. REIT	2,999	101,426
Glacier Bancorp, Inc.	7,473	232,933
Gladstone Commercial Corp. REIT	2,593	32,075
Gladstone Land Corp. REIT	2,351	38,251
Global Medical REIT, Inc.	4,590	41,907
Global Net Lease, Inc. REIT	7,410	76,175
GoHealth, Inc. Class A *	282	5,558
Granite Point Mortgage Trust, Inc. REIT	3,876	20,543
Great Southern Bancorp, Inc.	597	30,286
Greene County Bancorp, Inc.	223	6,645
Greenlight Capital Re Ltd. Class A *	1,508	15,887
Guaranty Bancshares, Inc.	578	15,652
Hamilton Lane, Inc. Class A	1,017	81,340
Hancock Whitney Corp.	5,906	226,672
Hanmi Financial Corp.	2,105	31,428
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,425	160,625
HarborOne Bancorp, Inc.	2,848	24,721
HBT Financial, Inc.	915	16,873
Heartland Financial USA, Inc.	2,921	81,408

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Heritage Commerce Corp.	4,177	$34,586
Heritage Financial Corp.	2,456	39,714
Hersha Hospitality Trust Class A REIT	2,601	15,840
Hilltop Holdings, Inc.	3,103	97,620
Hingham Institution For Savings	108	23,023
Hippo Holdings, Inc. *	730	12,067
Home Bancorp, Inc.	448	14,878
Home BancShares, Inc.	12,715	289,902
Home Point Capital, Inc.	1,073	2,489
HomeStreet, Inc.	1,340	7,933
HomeTrust Bancshares, Inc.	843	17,610
Hope Bancorp, Inc.	8,241	69,389
Horace Mann Educators Corp.	2,681	79,518
Horizon Bancorp, Inc.	2,866	29,835
Hudson Pacific Properties, Inc. REIT	3,183	13,432
Independence Realty Trust, Inc. REIT	15,271	278,238
Independent Bank Corp.	3,020	134,420
Independent Bank Corp. MI	1,378	23,371
Independent Bank Group, Inc.	2,545	87,879
Innovative Industrial Properties, Inc. REIT	1,879	137,186
International Bancshares Corp.	3,558	157,264
InvenTrust Properties Corp. REIT	4,715	109,105
Invesco Mortgage Capital, Inc. REIT	2,789	31,990
Investors Title Co.	58	8,468
Jackson Financial, Inc. Class A	5,429	166,182
James River Group Holdings Ltd.	2,461	44,938
JBG SMITH Properties REIT	7,445	111,973
John Marshall Bancorp, Inc.	797	16,012
Kearny Financial Corp.	3,906	27,537
Kennedy-Wilson Holdings, Inc.	8,143	132,975
Kite Realty Group Trust REIT	14,554	325,136
KKR Real Estate Finance Trust, Inc. REIT	4,061	49,422
Ladder Capital Corp. REIT	7,579	82,232
Lakeland Bancorp, Inc.	4,262	57,068
Lakeland Financial Corp.	836	40,563
LCNB Corp.	479	7,070
Legacy Housing Corp. *	660	15,305
Lemonade, Inc. *	2,885	48,612
LendingClub Corp. *	7,350	71,663
LendingTree, Inc. *	578	12,780
Live Oak Bancshares, Inc.	2,354	61,934
LTC Properties, Inc. REIT	2,842	93,843
Luther Burbank Corp.	933	8,322
LXP Industrial Trust REIT	19,350	188,662
Macatawa Bank Corp.	1,491	13,836
Macerich Co. REIT	14,702	165,692
Maiden Holdings Ltd. *	5,646	11,857
MainStreet Bancshares, Inc.	303	6,866
Marcus & Millichap, Inc.	1,134	35,732
MBIA, Inc. *	3,414	29,497
Mercantile Bank Corp.	1,095	30,244
Merchants Bancorp	1,028	26,296
Mercury General Corp.	1,820	55,091
Metrocity Bankshares, Inc.	1,188	21,253
Metropolitan Bank Holding Corp. *	679	23,582
MFA Financial, Inc. REIT	6,745	75,814
Mid Penn Bancorp, Inc.	989	21,837
Middlefield Banc Corp.	474	12,703
Midland States Bancorp, Inc.	1,367	27,217
MidWestOne Financial Group, Inc.	1,006	21,498
Moelis & Co. Class A	1,871	84,831
Mr Cooper Group, Inc. *	4,420	223,829
MVB Financial Corp.	728	15,346
National Bank Holdings Corp. Class A	1,931	56,076
National Bankshares, Inc.	332	9,691
National Health Investors, Inc. REIT	2,557	134,038
National Western Life Group, Inc. Class A	152	63,165
Navient Corp.	6,189	114,992
NBT Bancorp, Inc.	2,801	89,212
Necessity Retail REIT, Inc.	9,138	61,773

	Shares	Value
Nelnet, Inc. Class A	945	$91,174
NETSTREIT Corp. REIT	4,117	73,571
New York Mortgage Trust, Inc. REIT	5,985	59,371
Newmark Group, Inc. Class A	9,509	59,146
NewtekOne, Inc.	1,622	25,790
NexPoint Diversified Real Estate Trust REIT	2,256	28,245
Nexpoint Real Estate Finance, Inc. REIT	778	12,129
NexPoint Residential Trust, Inc. REIT	1,166	53,030
NI Holdings, Inc. *	512	7,603
Nicolet Bankshares, Inc.	873	59,285
NMI Holdings, Inc. Class A *	5,008	129,307
Northeast Bank	490	20,418
Northeast Community Bancorp, Inc.	695	10,342
Northfield Bancorp, Inc.	2,752	30,217
Northwest Bancshares, Inc.	8,379	88,817
Norwood Financial Corp.	426	12,580
Oak Valley Bancorp	346	8,716
OceanFirst Financial Corp.	4,127	64,464
Ocwen Financial Corp. *	421	12,617
Office Properties Income Trust REIT	3,260	25,102
OFG Bancorp	3,186	83,091
Old National Bancorp	19,666	274,144
Old Second Bancorp, Inc.	3,012	39,337
One Liberty Properties, Inc. REIT	1,160	23,571
OppFi, Inc. *	431	879
Orange County Bancorp, Inc.	310	11,470
Orchid Island Capital, Inc. REIT	2,659	27,521
Origin Bancorp, Inc.	2,022	59,245
Orion Office REIT, Inc.	4,419	29,210
Orrstown Financial Services, Inc.	728	13,941
Outfront Media, Inc. REIT	5,613	88,236
Pacific Premier Bancorp, Inc.	6,545	135,351
PacWest Bancorp	8,118	66,162
Pagseguro Digital Ltd. Class A * (Brazil)	5,178	48,880
Paramount Group, Inc. REIT	13,316	58,990
Park National Corp.	960	98,227
Parke Bancorp, Inc.	639	10,857
Pathward Financial, Inc.	1,219	56,513
PCB Bancorp	809	11,900
Peakstone Realty Trust REIT *	1,897	52,964
Peapack-Gladstone Financial Corp.	1,217	32,956
Pebblebrook Hotel Trust REIT	8,380	116,817
Penns Woods Bancorp, Inc.	364	9,111
PennyMac Financial Services, Inc.	1,594	112,074
PennyMac Mortgage Investment Trust REIT	5,885	79,330
Peoples Bancorp, Inc.	2,311	61,357
Peoples Financial Services Corp.	497	21,764
Phillips Edison & Co., Inc. REIT	6,547	223,122
Physicians Realty Trust REIT	16,041	224,414
Piedmont Office Realty Trust, Inc. Class A REIT	9,083	66,033
Pioneer Bancorp, Inc. *	681	6,095
Piper Sandler Cos.	208	26,886
Plumas Bancorp	273	9,743
Plymouth Industrial REIT, Inc.	2,905	66,873
Ponce Financial Group, Inc. *	1,319	11,462
Postal Realty Trust, Inc. Class A REIT	1,344	19,770
PotlatchDeltic Corp. REIT	5,318	281,056
PRA Group, Inc. *	2,580	58,953
Preferred Bank	417	22,931
Premier Financial Corp.	2,519	40,354
Primis Financial Corp.	1,575	13,262
Princeton Bancorp, Inc.	309	8,442
ProAssurance Corp.	3,630	54,777
Provident Financial Services, Inc.	5,064	82,746
QCR Holdings, Inc.	1,125	46,159
Radian Group, Inc.	10,403	262,988
Radius Global Infrastructure, Inc. Class A *	5,655	84,259
RBB Bancorp	1,244	14,853
RE/MAX Holdings, Inc. Class A	1,264	24,345
Ready Capital Corp. REIT	10,700	120,696

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Red River Bancshares, Inc.	310	$15,233
Redwood Trust, Inc. REIT	7,601	48,418
Regional Management Corp.	484	14,762
Renasant Corp.	3,758	98,197
Republic Bancorp, Inc. Class A	565	24,013
Retail Opportunity Investments Corp. REIT	8,940	120,779
RLJ Lodging Trust REIT	10,915	112,097
RMR Group, Inc. Class A	435	10,079
RPT Realty REIT	6,008	62,784
S&T Bancorp, Inc.	2,597	70,612
Sabra Health Care REIT, Inc.	15,691	184,683
Safehold, Inc. REIT	2,031	48,196
Safety Insurance Group, Inc.	971	69,640
Sandy Spring Bancorp, Inc.	3,107	70,467
Saul Centers, Inc. REIT	170	6,261
Sculptor Capital Management, Inc.	710	6,269
Seacoast Banking Corp. of Florida	5,130	113,373
Security National Financial Corp. Class A *	635	5,632
Selectquote, Inc. *	9,625	18,769
Service Properties Trust REIT	11,079	96,277
ServisFirst Bancshares, Inc.	2,246	91,906
Shore Bancshares, Inc.	1,265	14,623
Sierra Bancorp	977	16,580
Simmons First National Corp. Class A	8,647	149,161
SiriusPoint Ltd. * (Bermuda)	5,445	49,168
SITE Centers Corp. REIT	13,306	175,905
Skyward Specialty Insurance Group, Inc. *	473	12,014
SL Green Realty Corp. REIT	913	27,436
SmartFinancial, Inc.	998	21,467
South Plains Financial, Inc.	694	15,622
Southern First Bancshares, Inc. *	631	15,617
Southern Missouri Bancorp, Inc.	605	23,262
Southern States Bancshares, Inc.	389	8,208
Southside Bancshares, Inc.	1,961	51,300
SouthState Corp.	5,124	337,159
Star Holdings *	859	12,602
Stellar Bancorp, Inc.	3,128	71,600
Sterling Bancorp, Inc. *	1,330	7,275
Stewart Information Services Corp.	1,794	73,805
Stock Yards Bancorp, Inc.	269	12,205
StoneX Group, Inc. *	1,065	88,480
Stratus Properties, Inc.	451	11,839
Summit Financial Group, Inc.	791	16,342
Summit Hotel Properties, Inc. REIT	7,448	48,486
Sunstone Hotel Investors, Inc. REIT	14,096	142,652
SWK Holdings Corp. *	92	1,540
Tanger Factory Outlet Centers, Inc. REIT	3,692	81,482
Terreno Realty Corp. REIT	5,416	325,502
Texas Capital Bancshares, Inc. *	3,247	167,220
Third Coast Bancshares, Inc. *	854	13,553
Timberland Bancorp, Inc.	405	10,360
Tiptree, Inc.	1,205	18,087
Tompkins Financial Corp.	987	54,976
Towne Bank	4,717	109,623
TPG RE Finance Trust, Inc. REIT	4,813	35,664
Transcontinental Realty Investors, Inc. REIT *	99	3,626
TriCo Bancshares	2,106	69,919
Triumph Financial, Inc. *	1,030	62,542
TrustCo Bank Corp.	1,237	35,391
Trustmark Corp.	4,183	88,345
Two Harbors Investment Corp. REIT	6,510	90,359
UMB Financial Corp.	2,984	181,726
UMH Properties, Inc. REIT	3,108	49,666
United Bankshares, Inc.	8,755	259,761
United Community Banks, Inc.	7,559	188,899
United Fire Group, Inc.	1,396	31,633
United Insurance Holdings Corp. *	1,278	5,700
Uniti Group, Inc. REIT	16,335	75,468
Unity Bancorp, Inc.	507	11,960
Universal Insurance Holdings, Inc.	1,291	19,920

	Shares	Value
Univest Financial Corp.	1,927	$34,840
Urban Edge Properties REIT	8,136	125,538
Urstadt Biddle Properties, Inc. Class A REIT	2,030	43,158
USCB Financial Holdings, Inc. *	630	6,426
Valley National Bancorp	29,188	226,207
Velocity Financial, Inc. *	607	6,999
Veris Residential, Inc. REIT *	5,341	85,723
Veritex Holdings, Inc.	3,201	57,394
Victory Capital Holdings, Inc. Class A	198	6,245
Virginia National Bankshares Corp.	235	7,555
Virtus Investment Partners, Inc.	414	81,753
Walker & Dunlop, Inc.	2,138	169,094
Washington Federal, Inc.	4,436	117,643
Washington Trust Bancorp, Inc.	1,215	32,574
Waterstone Financial, Inc.	1,183	17,142
WesBanco, Inc.	3,946	101,057
West BanCorp, Inc.	1,085	19,975
Westamerica BanCorp	1,311	50,211
Whitestone REIT	3,705	35,939
World Acceptance Corp. *	235	31,492
WSFS Financial Corp.	4,171	157,330
Xenia Hotels & Resorts, Inc. REIT	7,630	93,925

		26,935,415

Industrial - 12.6%
908 Devices, Inc. *	1,572	10,784
AAR Corp. *	2,311	133,483
AerSale Corp. *	1,715	25,211
Air Transport Services Group, Inc. *	3,809	71,876
Albany International Corp. Class A	227	21,175
American Woodmark Corp. *	1,043	79,654
AMMO, Inc. *	6,628	14,118
Apogee Enterprises, Inc.	902	42,818
ArcBest Corp.	980	96,824
Archer Aviation, Inc. Class A *	10,307	42,465
Arcosa, Inc.	3,214	243,525
Ardmore Shipping Corp. (Ireland)	2,690	33,221
Argan, Inc.	781	30,779
Aspen Aerogels, Inc. *	3,444	27,173
Astec Industries, Inc.	1,528	69,432
Astronics Corp. *	1,780	35,351
AZZ, Inc.	1,682	73,100
Babcock & Wilcox Enterprises, Inc. *	3,584	21,146
Barnes Group, Inc.	3,253	137,244
Bel Fuse, Inc. Class B	642	36,857
Belden, Inc.	1,070	102,345
Benchmark Electronics, Inc.	2,386	61,630
Blink Charging Co. *	1,632	9,776
Boise Cascade Co.	2,642	238,705
CECO Environmental Corp. *	1,936	25,865
Chart Industries, Inc. *	1,088	173,852
Chase Corp.	70	8,485
CIRCOR International, Inc. *	143	8,072
Clearwater Paper Corp. *	1,103	34,546
Columbus McKinnon Corp.	1,910	77,641
Comtech Telecommunications Corp.	1,754	16,032
Concrete Pumping Holdings, Inc. *	617	4,955
Core Molding Technologies, Inc. *	382	8,691
Costamare, Inc. (Monaco)	3,283	31,747
Covenant Logistics Group, Inc.	548	24,019
CryoPort, Inc. *	457	7,883
DHT Holdings, Inc.	9,095	77,580
Dorian LPG Ltd.	805	20,648
Ducommun, Inc. *	710	30,935
DXP Enterprises, Inc. *	966	35,172
Eagle Bulk Shipping, Inc.	903	43,380
Eastman Kodak Co. *	3,833	17,708
Encore Wire Corp.	1,118	207,870
EnerSys	208	22,572
EnPro Industries, Inc.	1,401	187,076

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Enviri Corp. *	5,300	$52,311
ESCO Technologies, Inc.	678	70,261
ESS Tech, Inc. *	6,754	9,928
Evolv Technologies Holdings, Inc. *	5,914	35,484
FARO Technologies, Inc. *	1,237	20,039
FLEX LNG Ltd. * (Norway)	611	18,654
Fluor Corp. *	675	19,980
GATX Corp.	2,203	283,614
Genco Shipping & Trading Ltd.	2,826	39,649
Gencor Industries, Inc. *	587	9,145
Gibraltar Industries, Inc. *	914	57,509
Golden Ocean Group Ltd. * (Norway)	8,197	61,887
GoPro, Inc. Class A *	8,617	35,674
Gorman-Rupp Co.	1,152	33,212
GrafTech International Ltd.	5,867	29,570
Granite Construction, Inc.	2,538	100,962
Great Lakes Dredge & Dock Corp. *	4,435	36,190
Greenbrier Cos., Inc.	2,118	91,286
Greif, Inc. Class A	1,660	114,357
Greif, Inc. Class B	322	24,875
Griffon Corp.	1,190	47,957
Heartland Express, Inc.	2,999	49,214
Heritage-Crystal Clean, Inc. *	929	35,107
Hillman Solutions Corp. *	11,482	103,453
Himalaya Shipping Ltd. * (Bermuda)	1,399	7,778
Hub Group, Inc. Class A *	2,186	175,580
Ichor Holdings Ltd. *	1,931	72,412
INNOVATE Corp. *	2,804	4,907
Insteel Industries, Inc.	1,250	38,900
International Seaways, Inc.	2,683	102,598
Intevac, Inc. *	1,495	5,606
Iteris, Inc. *	1,000	3,960
Itron, Inc. *	2,740	197,554
JELD-WEN Holding, Inc. *	5,692	99,838
Joby Aviation, Inc. *	12,382	127,039
Kaman Corp.	1,885	45,862
Kennametal, Inc.	5,461	155,038
Kimball Electronics, Inc. *	1,187	32,797
Knife River Corp. *	3,440	149,640
Knowles Corp. *	6,003	108,414
Kratos Defense & Security Solutions, Inc. *	8,339	119,581
Latham Group, Inc. *	2,646	9,817
Li-Cycle Holdings Corp. * (Canada)	9,427	52,320
Limbach Holdings, Inc. *	474	11,722
LSB Industries, Inc. *	3,680	36,248
LSI Industries, Inc.	359	4,509
Luxfer Holdings PLC (United Kingdom)	1,736	24,703
Manitowoc Co., Inc. *	2,330	43,874
Marten Transport Ltd.	795	17,093
Masterbrand, Inc. *	8,592	99,925
Matson, Inc.	2,376	184,686
Mayville Engineering Co., Inc. *	667	8,311
Mirion Technologies, Inc. *	13,286	112,267
Mistras Group, Inc. *	1,325	10,229
Modine Manufacturing Co. *	1,253	41,374
Moog, Inc. Class A	1,503	162,970
Mueller Industries, Inc.	2,108	183,986
National Presto Industries, Inc.	324	23,717
NL Industries, Inc.	509	2,815
nLight, Inc. *	2,933	45,227
Nordic American Tankers Ltd.	13,552	49,736
Northwest Pipe Co. *	663	20,049
NV5 Global, Inc. *	103	11,409
NVE Corp.	25	2,436
O-I Glass, Inc. *	1,516	32,336
Olympic Steel, Inc.	669	32,781
Overseas Shipholding Group, Inc. Class A *	3,127	13,040
Pactiv Evergreen, Inc.	2,748	20,802
PAM Transportation Services, Inc. *	369	9,878
Pangaea Logistics Solutions Ltd.	2,141	14,495

	Shares	Value
Park Aerospace Corp.	1,293	$17,843
Park-Ohio Holdings Corp.	550	10,450
Plexus Corp. *	208	20,434
Powell Industries, Inc.	603	36,536
Primoris Services Corp.	3,322	101,221
Proto Labs, Inc. *	1,769	61,844
PureCycle Technologies, Inc. *	6,103	65,241
Radiant Logistics, Inc. *	2,481	16,672
Ranpak Holdings Corp. *	3,259	14,731
RXO, Inc. *	1,094	24,801
Ryerson Holding Corp.	1,419	61,556
Safe Bulkers, Inc. (Greece)	4,692	15,296
Sanmina Corp. *	3,606	217,334
Scorpio Tankers, Inc. (Monaco)	3,484	164,549
SFL Corp. Ltd. (Norway)	7,406	69,098
SmartRent, Inc. *	12,305	47,128
Smith & Wesson Brands, Inc.	3,013	39,290
Southland Holdings, Inc. *	256	2,102
SPX Technologies, Inc. *	509	43,250
Standex International Corp.	140	19,806
Sterling Infrastructure, Inc. *	237	13,225
Stoneridge, Inc. *	1,451	27,351
Sturm Ruger & Co., Inc.	66	3,495
Summit Materials, Inc. Class A *	7,958	301,210
Teekay Corp. * (Bermuda)	4,182	25,259
Teekay Tankers Ltd. Class A (Canada)	1,562	59,715
Tennant Co.	566	45,908
Terex Corp.	1,897	113,498
Thermon Group Holdings, Inc. *	1,946	51,764
TimkenSteel Corp. *	2,908	62,726
Tredegar Corp.	1,652	11,019
TriMas Corp.	2,760	75,872
Trinity Industries, Inc.	4,447	114,332
Triumph Group, Inc. *	4,358	53,908
TTM Technologies, Inc. *	6,736	93,630
Turtle Beach Corp. *	1,074	12,512
Tutor Perini Corp. *	3,141	22,458
U.S. Xpress Enterprises, Inc. Class A *	2,053	12,605
UFP Industries, Inc.	3,373	327,350
Universal Logistics Holdings, Inc.	446	12,849
Vishay Intertechnology, Inc.	8,492	249,665
Werner Enterprises, Inc.	3,540	156,397
Willis Lease Finance Corp. *	171	6,691
World Kinect Corp.	4,110	84,995
Worthington Industries, Inc.	2,033	141,233
Xometry, Inc. Class A *	2,056	43,546
Zurn Elkay Water Solutions Corp. Class C	7,901	212,458

		10,218,851

Technology - 4.0%
3D Systems Corp. *	8,645	85,845
ACI Worldwide, Inc. *	962	22,290
ACM Research, Inc. Class A *	2,733	35,748
Adeia, Inc.	893	9,832
Alpha & Omega Semiconductor Ltd. *	1,581	51,857
Ambarella, Inc. *	947	79,235
American Software, Inc. Class A	387	4,067
Amkor Technology, Inc.	6,804	202,419
Asure Software, Inc. *	726	8,828
Atomera, Inc. *	413	3,622
Avid Technology, Inc. *	721	18,386
AvidXchange Holdings, Inc. *	914	9,487
Bandwidth, Inc. Class A *	1,334	18,249
Brightcove, Inc. *	2,944	11,805
C3.ai, Inc. Class A *	949	34,572
Cantaloupe, Inc. *	1,223	9,735
Cardlytics, Inc. *	2,270	14,346
Cerence, Inc. *	2,718	79,447
CEVA, Inc. *	215	5,493
Cohu, Inc. *	3,092	128,504

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
CommVault Systems, Inc. *	182	$13,217
Computer Programs & Systems, Inc. *	962	23,752
Conduent, Inc. *	12,071	41,041
Consensus Cloud Solutions, Inc. *	585	18,135
CS Disco, Inc. *	1,700	13,974
Daily Journal Corp. *	67	19,382
Definitive Healthcare Corp. *	2,132	23,452
Desktop Metal, Inc. Class A *	19,059	33,734
Digi International, Inc. *	258	10,163
Digital Turbine, Inc. *	4,711	43,718
Diodes, Inc. *	631	58,361
Donnelley Financial Solutions, Inc. *	490	22,310
E2open Parent Holdings, Inc. *	13,454	75,342
Ebix, Inc.	1,347	33,944
EverCommerce, Inc. *	348	4,120
Fastly, Inc. Class A *	1,339	21,116
Grid Dynamics Holdings, Inc. *	763	7,058
Health Catalyst, Inc. *	1,741	21,763
HireRight Holdings Corp. *	1,041	11,774
Immersion Corp.	1,296	9,176
IonQ, Inc. *	9,069	122,704
Kulicke & Soffa Industries, Inc. (Singapore)	1,109	65,930
Matterport, Inc. *	17,018	53,607
MeridianLink, Inc. *	566	11,773
Mitek Systems, Inc. *	221	2,396
N-Able, Inc. *	431	6,211
Navitas Semiconductor Corp. *	5,734	60,436
NetScout Systems, Inc. *	4,507	139,492
NextGen Healthcare, Inc. *	1,501	24,346
Olo, Inc. Class A *	3,074	19,858
ON24, Inc.	2,398	19,472
OneSpan, Inc. *	222	3,294
Onto Innovation, Inc. *	460	53,576
Outbrain, Inc. *	2,767	13,614
PAR Technology Corp. *	1,646	54,203
Parsons Corp. *	1,475	71,006
Photronics, Inc. *	4,057	104,630
Planet Labs PBC *	1,001	3,223
Playstudios, Inc. *	5,706	28,016
PROS Holdings, Inc. *	871	26,827
PubMatic, Inc. Class A *	2,438	44,567
Rackspace Technology, Inc. *	5,792	15,754
Richardson Electronics Ltd.	794	13,101
Semtech Corp. *	4,325	110,114
Sharecare, Inc. *	19,796	34,643
Skillsoft Corp. *	6,126	7,596
SMART Global Holdings, Inc. *	2,563	74,353
SolarWinds Corp. *	3,599	36,926
Synaptics, Inc. *	2,443	208,583
System1, Inc. *	1,732	7,794
Tingo Group, Inc. *	7,434	8,995
Ultra Clean Holdings, Inc. *	2,976	114,457
Unisys Corp. *	4,506	17,934
Veeco Instruments, Inc. *	3,330	85,514
Veradigm, Inc. *	7,132	89,863
Verint Systems, Inc. *	334	11,710
Vimeo, Inc. *	3,174	13,077
Vishay Precision Group, Inc. *	786	29,200
Vuzix Corp. *	4,115	20,987
Xerox Holdings Corp.	7,756	115,487

		3,284,568

Utilities - 4.2%
ALLETE, Inc.	3,848	223,069
Altus Power, Inc. *	4,382	23,663
Artesian Resources Corp. Class A	120	5,666
Avista Corp.	4,986	195,800
Black Hills Corp.	4,467	269,181
Brookfield Infrastructure Corp. Class A (Canada)	5,906	269,195

	Shares	Value
California Water Service Group	2,519	$130,056
Chesapeake Utilities Corp.	408	48,552
Consolidated Water Co. Ltd. (Cayman)	720	17,446
Genie Energy Ltd. Class B	567	8,017
MGE Energy, Inc.	1,193	94,378
New Jersey Resources Corp.	3,095	146,084
Northwest Natural Holding Co.	2,404	103,492
NorthWestern Corp.	4,008	227,494
ONE Gas, Inc.	3,674	282,200
Ormat Technologies, Inc.	1,286	103,472
Otter Tail Corp.	1,287	101,622
PNM Resources, Inc.	5,077	228,973
Portland General Electric Co.	6,412	300,274
RGC Resources, Inc.	481	9,634
SJW Group	2,051	143,796
Southwest Gas Holdings, Inc. *	4,151	264,211
Spire, Inc.	3,408	216,204
Unitil Corp.	730	37,018

		3,449,497

Total Common Stocks (Cost $88,192,063)		79,766,496

EXCHANGE-TRADED FUNDS - 1.8%
iShares Russell 2000 Value	10,338	1,455,590

Total Exchange-Traded Funds (Cost $1,393,183)		1,455,590

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $137,949; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $140,702)	$137,895	137,895

Total Short-Term Investments (Cost $137,895)		137,895

TOTAL INVESTMENTS - 99.9% (Cost $89,723,141)		81,360,293

DERIVATIVES - 0.0%		4,967

OTHER ASSETS & LIABILITIES, NET - 0.1%		69,305

NET ASSETS - 100.0%		$81,434,565

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.1%
Consumer, Non-Cyclical	16.6%
Industrial	12.6%
Consumer, Cyclical	12.4%
Energy	8.6%
Utilities	4.2%
Technology	4.0%
Communications	3.2%
Basic Materials	3.2%
Others (each less than 3.0%)	2.0%

99.9%
Derivatives	0.0%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Investments with a total aggregate value of $312 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

(c)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	09/23	30	$280,588	$285,555	$4,967

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$312	$-	$-	$312
	Common Stocks
	Basic Materials	2,568,622	2,568,622	-	-
	Communications	2,644,324	2,644,324	-	-
	Consumer, Cyclical	10,132,749	10,132,749	-	-
	Consumer, Non-Cyclical	13,529,477	13,493,807	35,670	-
	Energy	7,002,993	7,002,993	-	-
	Financial	26,935,415	26,935,415	-	-
	Industrial	10,218,851	10,218,851	-	-
	Technology	3,284,568	3,284,568	-	-
	Utilities	3,449,497	3,449,497	-	-

	Total Common Stocks	79,766,496	79,730,826	35,670	-

	Exchange-Traded Funds	1,455,590	1,455,590	-	-
	Short-Term Investments	137,895	-	137,895	-
	Derivatives:
	Equity Contracts
	Futures	4,967	4,967	-	-

	Total	$81,365,260	$81,191,383	$173,565	$312

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 2.2%
Brazil - 1.4%
Banco Bradesco SA	113,890	$391,272
Centrais Eletricas Brasileiras SA Class B	5,300	49,279
Cia Energetica de Minas Gerais	29,345	78,814
Gerdau SA	24,485	128,198
Itau Unibanco Holding SA	102,400	607,788
Itausa SA	107,673	216,776
Petroleo Brasileiro SA	100,500	619,808

		2,091,935

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA Class B	3,017	219,755

Colombia - 0.0%
Bancolombia SA	9,736	65,322

Russia - 0.0%
Surgutneftegas PJSC * Ω ±	44,600	-

South Korea - 0.6%
Hyundai Motor Co.	806	67,318
Hyundai Motor Co.	448	37,078
LG Chem Ltd.	165	44,327
Samsung Electronics Co. Ltd.	17,497	794,001

		942,724

Total Preferred Stocks (Cost $3,209,605)		3,319,736

COMMON STOCKS - 94.5%

Australia - 0.1%
AngloGold Ashanti Ltd.	8,860	187,542

Brazil - 3.9%
Ambev SA	99,900	321,511
Atacadao SA	13,600	31,812
B3 SA - Brasil Bolsa Balcao	123,000	375,304
Banco Bradesco SA	32,000	97,841
Banco BTG Pactual SA	25,000	164,206
Banco do Brasil SA	18,200	187,770
Banco Santander Brasil SA	7,900	50,536
BB Seguridade Participacoes SA	14,800	95,108
CCR SA	21,300	62,501
Centrais Eletricas Brasileiras SA	25,600	212,522
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,200	85,064
Cia Siderurgica Nacional SA	13,700	34,706
Cosan SA	25,700	95,861
CPFL Energia SA	4,800	34,475
Energisa SA	4,500	47,178
Eneva SA *	18,100	46,382
Engie Brasil Energia SA	4,200	40,077
Equatorial Energia SA	21,900	147,046
Equatorial Energia SA *	306	2,044
Hapvida Participacoes e Investimentos SA * ~	111,543	102,034
Hypera SA	8,700	83,599
Klabin SA	16,100	73,200
Localiza Rent a Car SA	18,932	270,841
Lojas Renner SA	20,391	85,172
Magazine Luiza SA *	63,400	44,622
Natura & Co. Holding SA *	18,900	66,076
Petroleo Brasileiro SA	78,800	544,731

	Shares	Value
PRIO SA *	15,900	$123,130
Raia Drogasil SA	27,624	170,768
Rede D’Or Sao Luiz SA ~	12,140	83,465
Rumo SA	27,400	127,037
Sendas Distribuidora SA	28,500	81,842
Suzano SA	16,800	155,151
Telefonica Brasil SA	8,900	80,428
TIM SA	17,800	54,349
TOTVS SA	11,000	68,873
Ultrapar Participacoes SA	15,200	59,966
Vale SA	71,953	965,044
Vibra Energia SA	24,626	92,832
WEG SA	35,500	279,881

		5,744,985

Chile - 0.4%
Banco de Chile	958,041	100,004
Banco de Credito e Inversiones SA	1,225	37,430
Banco Santander Chile	1,388,555	65,708
Cencosud SA	27,056	52,438
Cia Cervecerias Unidas SA	2,785	22,457
Cia Sud Americana de Vapores SA	331,541	22,516
Empresas CMPC SA	24,220	46,340
Empresas COPEC SA	8,201	60,861
Enel Americas SA *	451,144	60,203
Enel Chile SA	569,693	37,020
Falabella SA	18,588	44,630

		549,607

China - 28.5%
360 Security Technology, Inc. Class A *	9,200	15,913
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,900	13,950
3SBio, Inc. * ~	38,500	38,742
AAC Technologies Holdings, Inc.	15,500	36,635
Advanced Micro-Fabrication Equipment, Inc. China Class A *	795	17,211
AECC Aero-Engine Control Co. Ltd. Class A	1,700	5,716
AECC Aviation Power Co. Ltd. Class A	3,400	19,818
Agricultural Bank of China Ltd. Class A	98,500	47,895
Agricultural Bank of China Ltd. Class H	630,000	248,112
Aier Eye Hospital Group Co. Ltd. Class A	11,636	29,780
AIMA Technology Group Co. Ltd. Class A	900	3,999
Air China Ltd. Class A *	8,500	9,655
Air China Ltd. Class H *	40,000	28,575
Airtac International Group	3,232	106,813
Akeso, Inc. * ~	11,000	49,896
Alibaba Group Holding Ltd. *	349,620	3,639,484
Alibaba Health Information Technology Ltd. *	100,000	60,515
Aluminum Corp. of China Ltd. Class A	13,800	10,465
Aluminum Corp. of China Ltd. Class H	88,000	38,089
Amlogic Shanghai Co. Ltd. Class A *	381	4,431
Angel Yeast Co. Ltd. Class A	1,200	5,989
Anhui Conch Cement Co. Ltd. Class A	4,500	14,727
Anhui Conch Cement Co. Ltd. Class H	26,500	70,505
Anhui Gujing Distillery Co. Ltd. Class A	500	17,042
Anhui Gujing Distillery Co. Ltd. Class B	2,300	39,661
Anhui Honglu Steel Construction Group Co. Ltd. Class A	780	3,098
Anhui Kouzi Distillery Co. Ltd. Class A	800	5,449
Anhui Yingjia Distillery Co. Ltd. Class A	900	7,920
Anjoy Foods Group Co. Ltd. Class A	400	8,099
ANTA Sports Products Ltd.	25,800	265,119
Apeloa Pharmaceutical Co. Ltd. Class A	1,300	3,179
Asia - Potash International Investment Guangzhou Co. Ltd. Class A *	1,200	3,798
ASR Microelectronics Co. Ltd. Class A *	521	5,409
Asymchem Laboratories Tianjin Co. Ltd. Class A	380	6,179
Autobio Diagnostics Co. Ltd. Class A	800	5,697
Autohome, Inc. ADR	1,572	45,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Avary Holding Shenzhen Co. Ltd. Class A	2,500	$8,371
AVIC Industry-Finance Holdings Co. Ltd. Class A	11,600	6,125
AviChina Industry & Technology Co. Ltd. Class H	53,000	25,784
Avicopter PLC Class A	800	4,391
Baidu, Inc. Class A *	47,634	812,434
Bank of Beijing Co. Ltd. Class A	27,400	17,479
Bank of Changsha Co. Ltd. Class A	5,300	5,673
Bank of Chengdu Co. Ltd. Class A	4,700	7,910
Bank of China Ltd. Class A	78,700	42,371
Bank of China Ltd. Class H	1,625,000	652,425
Bank of Communications Co. Ltd. Class A	60,700	48,516
Bank of Communications Co. Ltd. Class H	171,000	113,457
Bank of Hangzhou Co. Ltd. Class A	7,600	12,312
Bank of Jiangsu Co. Ltd. Class A	19,080	19,341
Bank of Nanjing Co. Ltd. Class A	13,400	14,777
Bank of Ningbo Co. Ltd. Class A	8,510	29,696
Bank of Shanghai Co. Ltd. Class A	18,400	14,577
Bank of Suzhou Co. Ltd. Class A	4,700	4,245
Baoshan Iron & Steel Co. Ltd. Class A	28,800	22,300
BBMG Corp. Class A	10,000	3,004
BeiGene Ltd. *	14,489	198,667
Beijing Capital International Airport Co. Ltd. Class H *	40,000	25,960
Beijing Dabeinong Technology Group Co. Ltd. Class A	5,800	5,272
Beijing E-Hualu Information Technology Co. Ltd. Class A *	800	3,664
Beijing Easpring Material Technology Co. Ltd. Class A	600	4,181
Beijing Enlight Media Co. Ltd. Class A	3,100	3,458
Beijing Enterprises Holdings Ltd.	10,500	38,095
Beijing Enterprises Water Group Ltd.	86,000	20,458
Beijing Kingsoft Office Software, Inc. Class A	428	27,887
Beijing New Building Materials PLC Class A	2,200	7,427
Beijing Shiji Information Technology Co. Ltd. Class A *	2,948	5,699
Beijing Tiantan Biological Products Corp. Ltd. Class A	2,000	7,489
Beijing Tongrentang Co. Ltd. Class A	1,800	14,280
Beijing United Information Technology Co. Ltd. Class A	986	5,020
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,092	10,055
Beijing Yanjing Brewery Co. Ltd. Class A	3,600	6,188
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	41,400	30,017
Bethel Automotive Safety Systems Co. Ltd. Class A	500	5,457
Betta Pharmaceuticals Co. Ltd. Class A	600	3,974
BGI Genomics Co. Ltd. Class A	600	4,960
Bilibili, Inc. Class Z *	4,162	62,637
Bloomage Biotechnology Corp. Ltd. Class A	618	7,598
BOC Aviation Ltd. ~	4,300	34,852
BOC International China Co. Ltd. Class A	3,500	5,147
BOE Technology Group Co. Ltd. Class A	48,300	27,254
Bosideng International Holdings Ltd.	80,000	33,794
BTG Hotels Group Co. Ltd. Class A *	1,400	3,658
By-health Co. Ltd. Class A	2,300	7,600
BYD Co. Ltd. Class A	2,300	82,027
BYD Co. Ltd. Class H	21,000	673,357
BYD Electronic International Co. Ltd.	16,500	50,193
C&D International Investment Group Ltd.	13,000	29,647
Caitong Securities Co. Ltd. Class A	5,950	5,942
Cambricon Technologies Corp. Ltd. Class A *	524	13,625
Canmax Technologies Co. Ltd. Class A	1,040	5,143
CECEP Solar Energy Co. Ltd. Class A	5,100	4,769
CECEP Wind-Power Corp. Class A	7,120	3,603
CETC Cyberspace Security Technology Co. Ltd. Class A	1,200	4,615

	Shares	Value
CGN Power Co. Ltd. Class H ~	222,000	$53,612
Changchun High & New Technology Industry Group, Inc. Class A	500	9,405
Changjiang Securities Co. Ltd. Class A	6,000	4,797
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	375	6,388
Chaozhou Three-Circle Group Co. Ltd. Class A	2,500	10,117
Chengxin Lithium Group Co. Ltd. Class A	1,200	5,278
Chifeng Jilong Gold Mining Co. Ltd. Class A *	2,000	3,723
China Baoan Group Co. Ltd. Class A	2,900	4,825
China Cinda Asset Management Co. Ltd. Class H	203,000	20,291
China CITIC Bank Corp. Ltd. Class H	189,000	88,860
China Coal Energy Co. Ltd. Class H	44,000	32,763
China Communications Services Corp. Ltd. Class H	50,000	24,686
China Conch Venture Holdings Ltd.	30,500	39,850
China Construction Bank Corp. Class H	2,050,000	1,327,218
China CSSC Holdings Ltd. Class A	5,800	26,335
China Eastern Airlines Corp. Ltd. Class A *	14,700	9,642
China Energy Engineering Corp. Ltd.	41,700	13,446
China Everbright Bank Co. Ltd. Class A	62,400	26,386
China Everbright Bank Co. Ltd. Class H	61,000	17,544
China Everbright Environment Group Ltd.	79,000	31,226
China Feihe Ltd. ~	76,000	42,421
China Galaxy Securities Co. Ltd. Class A	4,400	7,045
China Galaxy Securities Co. Ltd. Class H	77,000	41,217
China Gas Holdings Ltd.	57,400	65,831
China Great Wall Securities Co. Ltd. Class A	5,500	6,171
China Greatwall Technology Group Co. Ltd. Class A	4,200	8,005
China Hongqiao Group Ltd.	50,500	41,248
China International Capital Corp. Ltd. Class A	1,500	7,343
China International Capital Corp. Ltd. Class H ~	32,800	57,824
China Jinmao Holdings Group Ltd.	129,624	19,110
China Jushi Co. Ltd. Class A	5,101	9,960
China Lesso Group Holdings Ltd.	23,000	15,157
China Life Insurance Co. Ltd. Class A	2,900	13,982
China Life Insurance Co. Ltd. Class H	159,000	266,163
China Literature Ltd. * ~	8,400	35,428
China Longyuan Power Group Corp. Ltd. Class H	71,000	73,334
China Medical System Holdings Ltd.	28,000	45,686
China Meheco Co. Ltd. Class A	2,100	3,763
China Meidong Auto Holdings Ltd.	14,000	16,223
China Mengniu Dairy Co. Ltd. *	67,000	253,212
China Merchants Bank Co. Ltd. Class A	25,600	115,734
China Merchants Bank Co. Ltd. Class H	83,000	378,570
China Merchants Energy Shipping Co. Ltd. Class A	10,500	8,374
China Merchants Port Holdings Co. Ltd.	29,192	41,297
China Merchants Securities Co. Ltd. Class A	9,500	17,783
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	10,000	17,954
China Minsheng Banking Corp. Ltd. Class A	80,700	41,694
China Minsheng Banking Corp. Ltd. Class H	87,500	32,395
China National Building Material Co. Ltd. Class H	82,000	50,671
China National Chemical Engineering Co. Ltd. Class A	7,900	9,019
China National Medicines Corp. Ltd. Class A	900	4,818
China National Nuclear Power Co. Ltd. Class A	24,300	23,614
China National Software & Service Co. Ltd. Class A	1,170	7,564
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	4,700	15,551

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
China Oilfield Services Ltd. Class H	38,000	$39,349
China Overseas Land & Investment Ltd.	81,000	177,199
China Overseas Property Holdings Ltd.	30,000	30,319
China Pacific Insurance Group Co. Ltd. Class A	8,000	28,659
China Pacific Insurance Group Co. Ltd. Class H	56,600	146,943
China Petroleum & Chemical Corp. Class A	36,200	31,722
China Petroleum & Chemical Corp. Class H	530,000	311,608
China Power International Development Ltd.	106,108	39,142
China Railway Group Ltd. Class A	24,600	25,720
China Railway Group Ltd. Class H	91,000	60,213
China Railway Signal & Communication Corp. Ltd. Class A	9,535	7,622
China Rare Earth Resources & Technology Co. Ltd. Class A	1,100	4,491
China Resources Beer Holdings Co. Ltd.	34,000	224,679
China Resources Cement Holdings Ltd.	52,000	21,509
China Resources Gas Group Ltd.	19,500	66,873
China Resources Land Ltd.	68,000	289,385
China Resources Microelectronics Ltd. Class A	1,646	11,902
China Resources Mixc Lifestyle Services Ltd. ~	14,400	71,729
China Resources Pharmaceutical Group Ltd. ~	32,500	28,369
China Resources Power Holdings Co. Ltd.	40,000	90,599
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,300	10,856
China Ruyi Holdings Ltd. *	128,000	30,168
China Shenhua Energy Co. Ltd. Class A	7,500	31,776
China Shenhua Energy Co. Ltd. Class H	72,500	222,185
China Southern Airlines Co. Ltd. Class A *	12,700	10,549
China Southern Airlines Co. Ltd. Class H *	42,000	23,777
China State Construction Engineering Corp. Ltd. Class A	52,400	41,432
China State Construction International Holdings Ltd.	42,000	48,007
China Taiping Insurance Holdings Co. Ltd.	31,000	32,295
China Three Gorges Renewables Group Co. Ltd. Class A	36,800	27,236
China Tourism Group Duty Free Corp. Ltd. Class A	2,444	37,303
China Tourism Group Duty Free Corp. Ltd. Class H * ~	1,700	23,066
China Tower Corp. Ltd. Class H ~	936,000	104,242
China Traditional Chinese Medicine Holdings Co. Ltd.	64,000	29,886
China United Network Communications Ltd. Class A	41,100	27,183
China Vanke Co. Ltd. Class A	13,300	25,678
China Vanke Co. Ltd. Class H	45,000	60,620
China Yangtze Power Co. Ltd. Class A	29,900	90,821
China Zhenhua Group Science & Technology Co. Ltd. Class A	700	9,255
China Zheshang Bank Co. Ltd. Class A	28,080	10,215
Chinasoft International Ltd. *	58,000	36,578
Chongqing Brewery Co. Ltd. Class A	600	7,619
Chongqing Changan Automobile Co. Ltd. Class A	10,696	19,125
Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,300	3,283
Chongqing Rural Commercial Bank Co. Ltd. Class A	10,400	5,145
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,000	18,299
Chow Tai Fook Jewellery Group Ltd.	42,200	76,096
CITIC Ltd.	123,000	147,273
CITIC Securities Co. Ltd. Class A	14,480	39,513
CITIC Securities Co. Ltd. Class H	40,075	72,869
CMOC Group Ltd. Class A	21,000	15,452
CMOC Group Ltd. Class H	81,000	42,646

	Shares	Value
CNGR Advanced Material Co. Ltd. Class A	700	$5,822
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	4,965	4,030
Contemporary Amperex Technology Co. Ltd. Class A	5,560	175,675
COSCO SHIPPING Development Co. Ltd. Class A	10,700	3,644
COSCO SHIPPING Energy Transportation Co. Ltd. Class A *	4,500	7,830
COSCO SHIPPING Energy Transportation Co. Ltd. Class H *	28,000	28,178
COSCO SHIPPING Holdings Co. Ltd. Class A	15,110	19,600
COSCO SHIPPING Holdings Co. Ltd. Class H	68,400	61,831
COSCO SHIPPING Ports Ltd.	32,000	19,104
Country Garden Holdings Co. Ltd. *	260,707	53,182
Country Garden Services Holdings Co. Ltd.	46,000	59,692
CRRC Corp. Ltd. Class A	28,200	25,273
CRRC Corp. Ltd. Class H	96,000	52,623
CSC Financial Co. Ltd. Class A	5,600	18,707
CSPC Pharmaceutical Group Ltd.	188,000	163,612
Daan Gene Co. Ltd. Class A	1,760	2,419
Dajin Heavy Industry Co. Ltd. Class A	800	3,403
Dali Foods Group Co. Ltd. ~	44,500	19,907
Daqin Railway Co. Ltd. Class A	19,200	19,655
Daqo New Energy Corp. ADR *	1,252	49,704
DaShenLin Pharmaceutical Group Co. Ltd. Class A	1,488	5,747
Datang International Power Generation Co. Ltd. Class A *	10,700	4,876
DHC Software Co. Ltd. Class A	3,700	3,601
Do-Fluoride Chemicals Co. Ltd. Class A	1,540	4,215
Dong-E-E-Jiao Co. Ltd. Class A	900	6,630
Dongfang Electric Corp. Ltd. Class A	3,600	9,259
Dongfeng Motor Group Co. Ltd. Class H	56,000	25,669
Dongxing Securities Co. Ltd. Class A	3,500	3,871
Dongyue Group Ltd.	34,000	25,538
East Buy Holding Ltd. * ~	8,500	27,776
East Money Information Co. Ltd. Class A	19,776	38,796
Ecovacs Robotics Co. Ltd. Class A	700	7,511
ENN Energy Holdings Ltd.	16,700	208,885
ENN Natural Gas Co. Ltd. Class A	3,300	8,622
Eve Energy Co. Ltd. Class A	2,600	21,726
Everbright Securities Co. Ltd. Class A	5,000	10,963
Fangda Carbon New Material Co. Ltd. Class A *	4,300	3,675
Far East Horizon Ltd.	27,000	21,418
FAW Jiefang Group Co. Ltd. *	3,600	4,156
First Capital Securities Co. Ltd. Class A	6,000	4,732
Flat Glass Group Co. Ltd. Class A	2,100	11,156
Flat Glass Group Co. Ltd. Class H	9,000	30,859
Focus Media Information Technology Co. Ltd. Class A	18,600	17,443
Foshan Haitian Flavouring & Food Co. Ltd. Class A	5,788	37,396
Fosun International Ltd.	53,000	36,521
Founder Securities Co. Ltd. Class A	10,000	9,017
Foxconn Industrial Internet Co. Ltd. Class A	12,600	43,706
Fujian Sunner Development Co. Ltd. Class A	1,648	4,347
Fuyao Glass Industry Group Co. Ltd. Class A	1,900	9,390
Fuyao Glass Industry Group Co. Ltd. Class H ~	13,600	56,413
G-bits Network Technology Xiamen Co. Ltd. Class A	100	6,761
GalaxyCore, Inc. Class A *	2,019	4,405
Ganfeng Lithium Group Co. Ltd. Class A	3,360	28,330
Ganfeng Lithium Group Co. Ltd. Class H ~	6,560	43,027
GCL Technology Holdings Ltd.	429,000	99,595
GD Power Development Co. Ltd. Class A *	23,000	12,136
GDS Holdings Ltd. Class A *	19,892	27,276
Geely Automobile Holdings Ltd.	127,000	155,936
GEM Co. Ltd. Class A	6,600	6,295
Gemdale Corp. Class A	6,100	6,058

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Genscript Biotech Corp.*	24,000	$54,291
GF Securities Co. Ltd. Class A	5,700	11,576
GF Securities Co. Ltd. Class H	24,200	33,457
Giant Network Group Co. Ltd. Class A	2,500	6,171
GigaDevice Semiconductor, Inc. Class A	880	12,920
Ginlong Technologies Co. Ltd. Class A *	450	6,470
GoerTek, Inc. Class A	4,400	10,782
Gotion High-tech Co. Ltd. Class A *	2,300	8,770
Great Wall Motor Co. Ltd. Class A	2,500	8,685
Great Wall Motor Co. Ltd. Class H	51,500	59,313
Gree Electric Appliances, Inc. of Zhuhai Class A	3,600	18,120
Greenland Holdings Corp. Ltd. Class A *	14,400	5,460
Greentown China Holdings Ltd.	21,500	21,626
Greentown Service Group Co. Ltd.	30,000	14,375
GRG Banking Equipment Co. Ltd. Class A	3,500	5,659
Guangdong Haid Group Co. Ltd. Class A	2,200	14,200
Guangdong HEC Technology Holding Co. Ltd. Class A	3,900	3,876
Guangdong Investment Ltd.	62,000	53,552
Guangdong Kinlong Hardware Products Co. Ltd. Class A	400	3,568
Guanghui Energy Co. Ltd. Class A	8,500	8,045
Guangzhou Automobile Group Co. Ltd. Class A	2,800	4,024
Guangzhou Automobile Group Co. Ltd. Class H	70,000	41,848
Guangzhou Baiyun International Airport Co. Ltd. Class A *	2,800	5,538
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,800	7,903
Guangzhou Great Power Energy & Technology Co. Ltd. Class A *	600	3,978
Guangzhou Haige Communications Group, Inc. Co. Class A	2,600	3,704
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	600	6,246
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	900	8,294
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,460	13,998
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	5,515	4,830
Guolian Securities Co. Ltd. Class A	3,500	4,398
Guosen Securities Co. Ltd. Class A	8,200	9,876
Guotai Junan Securities Co. Ltd. Class A	9,600	18,526
Guoyuan Securities Co. Ltd. Class A	4,600	4,141
H World Group Ltd. ADR *	4,076	158,067
Haidilao International Holding Ltd. ~	35,000	77,399
Haier Smart Home Co. Ltd. Class A	8,400	27,186
Haier Smart Home Co. Ltd. Class H	51,000	160,831
Hainan Airlines Holding Co. Ltd. Class A *	53,400	11,628
Hainan Airport Infrastructure Co. Ltd. Class A *	14,200	7,945
Haitian International Holdings Ltd.	12,000	28,144
Haitong Securities Co. Ltd. Class A	9,400	11,951
Haitong Securities Co. Ltd. Class H	62,800	38,566
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	4,000	4,865
Hangzhou Chang Chuan Technology Co. Ltd. Class A	800	5,242
Hangzhou First Applied Material Co. Ltd. Class A	2,419	12,403
Hangzhou Lion Electronics Co. Ltd. Class A	900	4,563
Hangzhou Oxygen Plant Group Co. Ltd. Class A	1,300	6,153
Hangzhou Robam Appliances Co. Ltd. Class A	1,100	3,837
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,800	7,518

	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd. Class A	700	$6,230
Hangzhou Tigermed Consulting Co. Ltd. Class H ~	2,300	13,142
Hansoh Pharmaceutical Group Co. Ltd. ~	24,000	38,695
Haohua Chemical Science & Technology Co. Ltd. Class A	900	4,672
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	1,100	3,718
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,600	5,445
Heilongjiang Agriculture Co. Ltd. Class A	2,600	4,778
Henan Shenhuo Coal & Power Co. Ltd. Class A	2,900	5,198
Henan Shuanghui Investment & Development Co. Ltd. Class A	4,470	15,089
Hengan International Group Co. Ltd.	13,500	56,922
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	2,100	5,273
Hengli Petrochemical Co. Ltd. Class A *	8,900	17,597
Hengtong Optic-electric Co. Ltd. Class A	3,100	6,265
Hengyi Petrochemical Co. Ltd. Class A	4,700	4,391
Hesteel Co. Ltd. Class A	12,225	3,809
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	16,933
Hongfa Technology Co. Ltd. Class A	720	3,164
Hoshine Silicon Industry Co. Ltd. Class A	1,000	9,661
Hoyuan Green Energy Co. Ltd. Class A	520	5,349
Hua Hong Semiconductor Ltd. * ~	12,000	39,486
Huadian Power International Corp. Ltd. Class A	10,500	9,681
Huadong Medicine Co. Ltd. Class A	2,300	13,749
Huafon Chemical Co. Ltd. Class A	6,700	6,336
Huagong Tech Co. Ltd. Class A	1,300	6,822
Huaibei Mining Holdings Co. Ltd. Class A	3,200	5,081
Hualan Biological Engineering, Inc. Class A	2,500	7,730
Huaneng Power International, Inc. Class A *	10,800	13,768
Huaneng Power International, Inc. Class H *	90,000	56,427
Huatai Securities Co. Ltd. Class A	8,300	15,772
Huatai Securities Co. Ltd. Class H ~	28,600	35,429
Huaxi Securities Co. Ltd. Class A	3,600	4,128
Huaxia Bank Co. Ltd. Class A	17,200	12,824
Huaxin Cement Co. Ltd. Class A	1,900	3,236
Huayu Automotive Systems Co. Ltd. Class A	4,100	10,436
Hubei Feilihua Quartz Glass Co. Ltd. Class A	700	4,752
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,200	4,804
Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,500	4,600
Huizhou Desay Sv Automotive Co. Ltd. Class A	700	15,044
Humanwell Healthcare Group Co. Ltd. Class A	2,200	8,170
Hunan Changyuan Lico Co. Ltd. Class A	2,469	3,839
Hunan Valin Steel Co. Ltd. Class A	9,200	6,051
Hundsun Technologies, Inc. Class A	2,476	15,126
Hygeia Healthcare Holdings Co. Ltd. Class C ~	7,400	40,194
Iflytek Co. Ltd. Class A	3,000	28,104
Imeik Technology Development Co. Ltd. Class A	300	18,403
Industrial & Commercial Bank of China Ltd. Class A	72,800	48,345
Industrial & Commercial Bank of China Ltd. Class H	1,202,000	642,363
Industrial Bank Co. Ltd. Class A	26,161	56,488
Industrial Securities Co. Ltd. Class A	10,960	9,253
Ingenic Semiconductor Co. Ltd. Class A	600	7,316
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A *	59,000	14,565
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,500	4,560

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,600	$6,556
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	8,300	32,387
Inner Mongolia Yitai Coal Co. Ltd. Class B	21,900	29,991
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,100	5,053
Innovent Biologics, Inc. * ~	24,500	93,059
Inspur Electronic Information Industry Co. Ltd. Class A	1,900	12,686
iQIYI, Inc. ADR *	9,370	50,036
Isoftstone Information Technology Group Co. Ltd. Class A *	1,200	4,506
JA Solar Technology Co. Ltd. Class A	4,256	24,450
Jafron Biomedical Co. Ltd. Class A	900	2,877
Jason Furniture Hangzhou Co. Ltd. Class A	1,110	5,834
JCET Group Co. Ltd. Class A	2,300	9,896
JD Health International, Inc. * ~	23,550	149,586
JD Logistics, Inc. 144A * ~	41,900	65,605
JD.com, Inc. Class A	49,525	844,627
Jiangsu Eastern Shenghong Co. Ltd. Class A	7,800	12,717
Jiangsu Expressway Co. Ltd. Class H	26,000	23,977
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,700	15,076
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	8,000	52,814
Jiangsu King’s Luck Brewery JSC Ltd. Class A	1,600	11,649
Jiangsu Pacific Quartz Co. Ltd. Class A	500	7,841
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,900	34,398
Jiangsu Yangnong Chemical Co. Ltd. Class A	400	4,816
Jiangsu Yoke Technology Co. Ltd. Class A	600	6,033
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,200	5,948
Jiangsu Zhongtian Technology Co. Ltd. Class A	4,400	9,650
Jiangxi Copper Co. Ltd. Class A	800	2,099
Jiangxi Copper Co. Ltd. Class H	26,000	40,190
Jiangxi Special Electric Motor Co. Ltd. Class A *	2,200	3,624
Jinduicheng Molybdenum Co. Ltd. Class A	4,000	6,148
Jinko Solar Co. Ltd. Class A	8,409	16,315
JiuGui Liquor Co. Ltd. Class A	400	4,977
Jiumaojiu International Holdings Ltd. ~	20,000	32,890
Jizhong Energy Resources Co. Ltd. Class A	4,700	4,132
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	2,700	4,730
Joinn Laboratories China Co. Ltd. Class A	620	3,496
Jointown Pharmaceutical Group Co. Ltd. Class A	3,725	5,325
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,100	5,576
JOYY, Inc. ADR	952	29,236
Juewei Food Co. Ltd. Class A	700	3,588
Juneyao Airlines Co. Ltd. Class A *	3,000	6,381
Kanzhun Ltd. ADR *	3,839	57,777
KE Holdings, Inc. ADR *	13,920	206,712
Keda Industrial Group Co. Ltd.	2,500	3,919
Kingboard Holdings Ltd.	14,000	38,292
Kingdee International Software Group Co. Ltd. *	59,000	79,227
Kingsoft Corp. Ltd.	20,200	79,842
Kuaishou Technology * ~	49,000	336,784
Kuang-Chi Technologies Co. Ltd. Class A	2,400	5,053
Kunlun Energy Co. Ltd.	82,000	64,596
Kunlun Tech Co. Ltd. Class A	1,500	8,320
Kweichow Moutai Co. Ltd. Class A	1,600	372,966
LB Group Co. Ltd. Class A	3,100	7,052
Lenovo Group Ltd.	154,000	161,373

	Shares	Value
Lens Technology Co. Ltd. Class A	6,400	$10,383
Lepu Medical Technology Beijing Co. Ltd. Class A	2,300	7,163
Li Auto, Inc. Class A *	23,746	411,138
Li Ning Co. Ltd.	50,000	270,009
Liaoning Port Co. Ltd. Class A	24,200	5,203
Lingyi iTech Guangdong Co. Class A *	9,600	9,145
Livzon Pharmaceutical Group, Inc. Class A	700	3,755
Longfor Group Holdings Ltd. ~	40,500	98,899
LONGi Green Energy Technology Co. Ltd. Class A	9,502	37,596
Lufax Holding Ltd. ADR	14,765	21,114
Luxi Chemical Group Co. Ltd. Class A	2,600	3,785
Luxshare Precision Industry Co. Ltd. Class A	9,200	41,293
Luzhou Laojiao Co. Ltd. Class A	1,900	54,894
Mango Excellent Media Co. Ltd. Class A	2,400	11,338
Maxscend Microelectronics Co. Ltd. Class A	680	9,070
Meihua Holdings Group Co. Ltd. Class A	3,900	4,802
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A *	4,300	4,217
Meituan Class B * ~	106,890	1,676,133
Metallurgical Corp. of China Ltd. Class A	23,000	12,588
Microport Scientific Corp. *	17,300	31,468
Ming Yang Smart Energy Group Ltd. Class A	2,900	6,753
MINISO Group Holding Ltd. ADR	2,046	34,762
Minth Group Ltd.	16,000	43,992
Montage Technology Co. Ltd. Class A	1,462	11,594
Muyuan Foods Co. Ltd. Class A	6,860	39,831
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	2,343	4,362
Nanjing Securities Co. Ltd. Class A	4,400	4,971
NARI Technology Co. Ltd. Class A	10,358	32,983
National Silicon Industry Group Co. Ltd. Class A *	3,404	9,812
NAURA Technology Group Co. Ltd. Class A	700	30,733
NavInfo Co. Ltd. Class A *	2,500	3,995
NetEase, Inc.	41,605	805,843
New China Life Insurance Co. Ltd. Class A	3,900	19,781
New China Life Insurance Co. Ltd. Class H	15,000	39,638
New Hope Liuhe Co. Ltd. Class A *	5,900	9,494
New Oriental Education & Technology Group, Inc. *	32,300	127,319
Ninestar Corp. Class A	1,800	8,500
Ningbo Deye Technology Co. Ltd. Class A	340	7,021
Ningbo Joyson Electronic Corp. Class A	1,700	4,137
Ningbo Orient Wires & Cables Co. Ltd. Class A	900	6,087
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	579	4,322
Ningbo Shanshan Co. Ltd. Class A	2,900	6,057
Ningbo Tuopu Group Co. Ltd. Class A	1,400	15,580
Ningxia Baofeng Energy Group Co. Ltd. Class A	9,500	16,536
NIO, Inc. ADR *	28,934	280,370
Nongfu Spring Co. Ltd. Class H ~	37,200	205,885
North Industries Group Red Arrow Co. Ltd. Class A	1,800	4,494
Offcn Education Technology Co. Ltd. Class A *	7,900	5,123
Offshore Oil Engineering Co. Ltd. Class A	5,200	4,193
Oppein Home Group, Inc. Class A	600	7,927
Orient Securities Co. Ltd. Class A	9,592	12,843
Ovctek China, Inc. Class A	1,120	4,665
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A *	11,100	5,986
PDD Holdings, Inc. ADR *	10,688	738,968
People’s Insurance Co. Group of China Ltd. Class A	46,500	37,425
People’s Insurance Co. Group of China Ltd. Class H	102,000	37,049
Perfect World Co. Ltd. Class A	2,497	5,814

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
PetroChina Co. Ltd. Class A	16,500	$16,993
PetroChina Co. Ltd. Class H	462,000	320,793
Pharmaron Beijing Co. Ltd. Class A	1,300	6,861
Pharmaron Beijing Co. Ltd. Class H ~	4,200	13,022
PICC Property & Casualty Co. Ltd. Class H	146,000	162,565
Ping An Bank Co. Ltd. Class A	24,200	37,510
Ping An Healthcare and Technology Co. Ltd. * ~	11,900	28,843
Ping An Insurance Group Co. of China Ltd. Class A	13,400	85,678
Ping An Insurance Group Co. of China Ltd. Class H	134,000	855,846
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	3,100	3,220
Poly Developments & Holdings Group Co. Ltd. Class A	15,400	27,635
Pop Mart International Group Ltd. ~	10,200	22,741
Porton Pharma Solutions Ltd. Class A	700	2,859
Postal Savings Bank of China Co. Ltd. Class A	27,700	18,673
Postal Savings Bank of China Co. Ltd. Class H ~	179,000	110,382
Power Construction Corp. of China Ltd. Class A	22,200	17,564
Pylon Technologies Co. Ltd. Class A	226	6,182
Qi An Xin Technology Group, Inc. Class A *	840	5,999
Qifu Technology, Inc. ADR	2,344	40,504
Qinghai Salt Lake Industry Co. Ltd. Class A *	7,000	18,506
Raytron Technology Co. Ltd. Class A	570	3,521
Risen Energy Co. Ltd. Class A *	1,500	5,305
Riyue Heavy Industry Co. Ltd. Class A	1,200	3,143
Rockchip Electronics Co. Ltd. Class A	400	4,024
Rongsheng Petrochemical Co. Ltd. Class A	13,097	21,031
SAIC Motor Corp. Ltd. Class A	10,100	19,733
Sailun Group Co. Ltd. Class A	4,000	6,281
Sanan Optoelectronics Co. Ltd. Class A	6,200	14,759
Sangfor Technologies, Inc. Class A *	500	7,817
Sany Heavy Equipment International Holdings Co. Ltd.	24,000	31,520
Sany Heavy Industry Co. Ltd. Class A	11,000	25,219
Satellite Chemical Co. Ltd. Class A	4,298	8,865
SDIC Capital Co. Ltd. Class A	8,200	8,048
SDIC Power Holdings Co. Ltd. Class A	9,300	16,212
Seazen Holdings Co. Ltd. Class A *	3,014	5,988
Seres Group Co. Ltd. Class A *	1,800	9,139
SF Holding Co. Ltd. Class A	6,300	39,157
SG Micro Corp. Class A	617	6,994
Shaanxi Coal Industry Co. Ltd. Class A	12,500	31,333
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	4,650	5,069
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,200	3,404
Shandong Gold Mining Co. Ltd. Class A	3,500	11,365
Shandong Gold Mining Co. Ltd. Class H ~	17,750	32,626
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,710	11,442
Shandong Linglong Tyre Co. Ltd. Class A	1,600	4,899
Shandong Nanshan Aluminum Co. Ltd. Class A	15,800	6,584
Shandong Sun Paper Industry JSC Ltd. Class A	3,800	5,599
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	52,400	68,757
Shanghai Aiko Solar Energy Co. Ltd. Class A	2,380	10,093
Shanghai Bairun Investment Holding Group Co. Ltd. Class A *	1,316	6,600
Shanghai Baosight Software Co. Ltd. Class A	2,456	17,214
Shanghai Baosight Software Co. Ltd. Class B	12,468	32,960
Shanghai Construction Group Co. Ltd. Class A	8,800	3,262
Shanghai Electric Group Co. Ltd. Class A *	16,300	10,267

	Shares	Value
Shanghai Electric Power Co. Ltd. Class A	3,600	$5,342
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,800	20,475
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,000	18,753
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	96	2,496
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	729	5,036
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	6,000	14,803
Shanghai International Airport Co. Ltd. Class A *	1,600	10,024
Shanghai International Port Group Co. Ltd. Class A	7,700	5,574
Shanghai Jinjiang International Hotels Co. Ltd. Class A	1,200	7,006
Shanghai Junshi Biosciences Co. Ltd. Class A *	985	5,232
Shanghai Lingang Holdings Corp. Ltd. Class A	2,700	4,449
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	23,700	14,743
Shanghai M&G Stationery, Inc. Class A	1,200	7,385
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,000	6,176
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	17,800	35,335
Shanghai Pudong Development Bank Co. Ltd. Class A	36,536	36,460
Shanghai Putailai New Energy Technology Co. Ltd. Class A	2,639	13,920
Shanghai RAAS Blood Products Co. Ltd. Class A	8,600	8,900
Shanghai Rural Commercial Bank Co. Ltd. Class A	12,500	9,387
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	5,200	4,917
Shanxi Coal International Energy Group Co. Ltd. Class A	2,400	4,790
Shanxi Coking Coal Energy Group Co. Ltd. Class A	7,000	8,788
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	3,900	8,772
Shanxi Meijin Energy Co. Ltd. Class A *	5,700	5,930
Shanxi Securities Co. Ltd. Class A	3,800	2,923
Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,200	3,310
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,540	39,285
Shede Spirits Co. Ltd. Class A	400	6,847
Shenergy Co. Ltd. Class A	6,000	5,778
Shenghe Resources Holding Co. Ltd. Class A	2,300	4,085
Shengyi Technology Co. Ltd. Class A	3,000	5,872
Shennan Circuits Co. Ltd. Class A	700	7,276
Shenwan Hongyuan Group Co. Ltd. Class A	28,900	18,414
Shenzhen Capchem Technology Co. Ltd. Class A	920	6,594
Shenzhen Dynanonic Co. Ltd. Class A	320	4,878
Shenzhen Energy Group Co. Ltd. Class A	6,200	5,630
Shenzhen Inovance Technology Co. Ltd. Class A	1,650	14,625
Shenzhen International Holdings Ltd.	29,618	26,129
Shenzhen Kaifa Technology Co. Ltd. Class A	2,000	5,511
Shenzhen Kangtai Biological Products Co. Ltd. Class A *	1,460	5,113
Shenzhen Kedali Industry Co. Ltd. Class A	300	5,478
Shenzhen Kstar Science & Technology Co. Ltd. Class A	800	4,418

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,500	$62,073
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	8,122
Shenzhen Overseas Chinese Town Co. Ltd. Class A *	11,200	6,795
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,500	6,450
Shenzhen SC New Energy Technology Corp. Class A	400	6,200
Shenzhen Senior Technology Material Co. Ltd. Class A	1,698	4,029
Shenzhen Sunlord Electronics Co. Ltd. Class A	1,200	3,955
Shenzhen Transsion Holdings Co. Ltd. Class A	1,037	21,021
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	1,200	4,034
Shenzhou International Group Holdings Ltd.	17,500	168,078
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	2,120	7,513
Shuangliang Eco-Energy Systems Co. Ltd. Class A	2,300	4,436
Sichuan Chuantou Energy Co. Ltd. Class A	5,500	11,407
Sichuan Hebang Biotechnology Co. Ltd. Class A	9,900	3,320
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,000	8,182
Sichuan New Energy Power Co. Ltd. *	2,000	3,974
Sichuan Road & Bridge Co. Ltd. Class A	9,380	12,674
Sichuan Swellfun Co. Ltd. Class A	582	4,736
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,300	3,190
Sieyuan Electric Co. Ltd. Class A	1,000	6,441
Silergy Corp.	7,000	87,200
Sinolink Securities Co. Ltd. Class A	4,400	5,262
Sinoma International Engineering Co. Class A	3,200	5,620
Sinoma Science & Technology Co. Ltd. Class A	2,300	6,514
Sinomine Resource Group Co. Ltd. Class A	868	6,110
Sinopec Shanghai Petrochemical Co. Ltd. Class A	10,100	4,332
Sinopharm Group Co. Ltd. Class H	28,400	88,906
Skshu Paint Co. Ltd. Class A *	728	6,565
Smoore International Holdings Ltd. ~	39,000	39,804
Songcheng Performance Development Co. Ltd. Class A	3,600	6,166
SooChow Securities Co. Ltd. Class A	5,410	5,179
Southwest Securities Co. Ltd. Class A	7,100	3,573
Spring Airlines Co. Ltd. Class A *	1,200	9,508
StarPower Semiconductor Ltd. Class A	200	5,942
Sungrow Power Supply Co. Ltd. Class A	1,900	30,606
Sunny Optical Technology Group Co. Ltd.	15,100	151,402
Sunresin New Materials Co. Ltd. Class A	600	5,162
Sunwoda Electronic Co. Ltd. Class A	2,200	4,960
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,200	7,864
Suzhou Maxwell Technologies Co. Ltd. Class A	416	9,713
TAL Education Group ADR *	9,462	56,394
Tangshan Jidong Cement Co. Ltd. Class A	3,300	3,352
TBEA Co. Ltd. Class A	5,000	15,375
TCL Technology Group Corp. Class A *	24,200	13,148
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	5,250	24,029
Tencent Holdings Ltd.	131,400	5,571,514
Tencent Music Entertainment Group ADR *	15,037	110,973
Thunder Software Technology Co. Ltd. Class A	600	7,983

	Shares	Value
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	900	$3,745
Tianma Microelectronics Co. Ltd. Class A *	2,700	3,416
Tianqi Lithium Corp. Class A	1,900	18,360
Tianshan Aluminum Group Co. Ltd. Class A	6,600	5,454
Tianshui Huatian Technology Co. Ltd. Class A	4,400	5,588
Tibet Summit Resources Co. Ltd. Class A *	1,000	2,523
Tingyi Cayman Islands Holding Corp.	42,000	65,399
Titan Wind Energy Suzhou Co. Ltd. Class A *	2,400	5,040
Toly Bread Co. Ltd. Class A	1,881	2,624
Tongcheng Travel Holdings Ltd.*	25,600	53,772
TongFu Microelectronics Co. Ltd. Class A	2,000	6,245
Tongkun Group Co. Ltd. Class A	3,100	5,659
Tongling Nonferrous Metals Group Co. Ltd. Class A	13,600	5,431
Tongwei Co. Ltd. Class A	5,800	27,455
Topchoice Medical Corp. Class A *	400	5,343
Topsports International Holdings Ltd. ~	40,000	34,801
TravelSky Technology Ltd. Class H	20,000	34,071
Trina Solar Co. Ltd. Class A	2,801	16,461
Trip.com Group Ltd. *	11,749	410,150
Tsingtao Brewery Co. Ltd. Class A	700	10,003
Tsingtao Brewery Co. Ltd. Class H	14,000	127,820
Uni-President China Holdings Ltd.	28,000	23,613
Unigroup Guoxin Microelectronics Co. Ltd. Class A	1,039	13,373
Unisplendour Corp. Ltd. Class A	3,700	16,265
Universal Scientific Industrial Shanghai Co. Ltd. Class A	2,200	4,542
Verisilicon Microelectronics Shanghai Co. Ltd. Class A *	623	6,185
Vipshop Holdings Ltd. ADR *	7,518	124,047
Walvax Biotechnology Co. Ltd. Class A	2,100	7,651
Wanda Film Holding Co. Ltd. Class A *	2,800	4,841
Wanhua Chemical Group Co. Ltd. Class A	4,000	48,402
Want Want China Holdings Ltd.	100,000	66,510
Weibo Corp. ADR	1,526	20,006
Weichai Power Co. Ltd. Class A	6,500	11,173
Weichai Power Co. Ltd. Class H	43,000	63,265
Weihai Guangwei Composites Co. Ltd. Class A	960	4,081
Wens Foodstuffs Group Co. Ltd. Class A	8,500	21,500
Western Mining Co. Ltd. Class A	3,100	4,497
Western Securities Co. Ltd. Class A	4,800	4,204
Western Superconducting Technologies Co. Ltd. Class A	702	5,394
Will Semiconductor Co. Ltd. Class A	1,480	20,056
Wingtech Technology Co. Ltd. Class A	1,600	10,809
Wintime Energy Group Co. Ltd. *	24,600	4,814
Wuchan Zhongda Group Co. Ltd. Class A	6,000	4,086
Wuhan Guide Infrared Co. Ltd. Class A	5,454	5,843
Wuliangye Yibin Co. Ltd. Class A	4,900	110,620
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,100	6,066
WuXi AppTec Co. Ltd. Class A	3,100	26,660
WuXi AppTec Co. Ltd. Class H ~	7,840	62,833
Wuxi Biologics Cayman, Inc. * ~	80,500	386,887
XCMG Construction Machinery Co. Ltd. Class A	15,200	14,186
Xiamen C & D, Inc. Class A	4,000	6,015
Xiamen Faratronic Co. Ltd. Class A	300	5,680
Xiamen Tungsten Co. Ltd. Class A	1,600	4,200
Xiaomi Corp. Class B * ~	323,200	444,378
Xinjiang Daqo New Energy Co. Ltd. Class A	2,218	12,379
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	4,400	6,444
Xinjiang Zhongtai Chemical Co. Ltd. Class A	3,100	2,757
Xinyi Solar Holdings Ltd.	104,081	120,838
XPeng, Inc. Class A *	21,808	144,868
Xtep International Holdings Ltd.	30,500	31,219
Yadea Group Holdings Ltd. ~	26,000	59,310

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	700	$3,921
Yankuang Energy Group Co. Ltd. Class A	2,800	11,544
Yankuang Energy Group Co. Ltd. Class H	32,000	91,876
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,400	4,851
Yealink Network Technology Corp. Ltd. Class A	1,680	8,120
Yifeng Pharmacy Chain Co. Ltd. Class A	1,372	7,002
Yihai International Holding Ltd. *	11,000	23,693
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,900	10,482
Yintai Gold Co. Ltd. Class A	3,800	6,147
Yonghui Superstores Co. Ltd. Class A *	12,400	5,349
YongXing Special Materials Technology Co. Ltd. Class A	650	5,622
Yonyou Network Technology Co. Ltd. Class A	4,400	12,431
Youngor Group Co. Ltd. Class A	5,900	5,128
Youngy Co. Ltd. Class A	300	2,768
YTO Express Group Co. Ltd. Class A	4,400	8,829
Yuan Longping High-tech Agriculture Co. Ltd. Class A *	1,500	3,173
Yuexiu Property Co. Ltd.	47,480	55,322
Yum China Holdings, Inc.	8,832	499,008
Yunda Holding Co. Ltd. Class A	3,700	4,878
Yunnan Aluminium Co. Ltd. Class A	4,600	8,099
Yunnan Baiyao Group Co. Ltd. Class A	2,260	16,345
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	500	6,129
Yunnan Energy New Material Co. Ltd. Class A *	1,100	14,647
Yunnan Tin Co. Ltd. Class A	1,800	3,866
Yunnan Yuntianhua Co. Ltd. Class A	2,400	5,655
Zai Lab Ltd. *	18,980	51,904
Zangge Mining Co. Ltd. Class A	2,000	6,227
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	800	31,600
Zhaojin Mining Industry Co. Ltd. Class H	27,500	34,699
Zhefu Holding Group Co. Ltd. Class A	7,800	4,441
Zhejiang Century Huatong Group Co. Ltd. Class A *	10,020	10,484
Zhejiang China Commodities City Group Co. Ltd. Class A	6,700	7,878
Zhejiang Chint Electrics Co. Ltd. Class A	2,800	10,677
Zhejiang Dahua Technology Co. Ltd. Class A	4,200	11,450
Zhejiang Dingli Machinery Co. Ltd. Class A	700	5,404
Zhejiang Expressway Co. Ltd. Class H	26,000	19,784
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	2,100	5,327
Zhejiang Huayou Cobalt Co. Ltd. Class A	2,075	13,151
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,700	16,652
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,200	4,527
Zhejiang Juhua Co. Ltd. Class A	3,500	6,648
Zhejiang Longsheng Group Co. Ltd. Class A	3,700	4,769
Zhejiang NHU Co. Ltd. Class A	4,004	8,498
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,300	9,606
Zhejiang Supcon Technology Co. Ltd. Class A	648	5,619
Zhejiang Supor Co. Ltd. Class A	600	4,136
Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,820	4,395
Zhejiang Weixing New Building Materials Co. Ltd. Class A	2,000	5,656
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	700	3,244
Zhejiang Zheneng Electric Power Co. Ltd. Class A *	14,000	9,780
Zheshang Securities Co. Ltd. Class A	4,900	6,676
ZhongAn Online P&C Insurance Co. Ltd. Class H * ~	14,800	40,413

	Shares	Value
Zhongji Innolight Co. Ltd. Class A	1,000	$20,336
Zhongjin Gold Corp. Ltd. Class A	6,000	8,567
Zhongsheng Group Holdings Ltd.	15,000	57,583
Zhongtai Securities Co. Ltd. Class A	8,000	7,618
Zhuzhou CRRC Times Electric Co. Ltd.	11,500	42,956
Zhuzhou CRRC Times Electric Co. Ltd. Class A	532	3,073
Zhuzhou Kibing Group Co. Ltd. Class A	3,900	4,639
Zibo Qixiang Tengda Chemical Co. Ltd. Class A *	2,900	2,544
Zijin Mining Group Co. Ltd. Class A	24,100	37,879
Zijin Mining Group Co. Ltd. Class H	118,000	174,744
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	9,100	8,466
ZTE Corp. Class A	4,500	28,252
ZTE Corp. Class H	16,800	67,521
ZTO Express Cayman, Inc. ADR	8,928	223,914

		41,787,906

Colombia - 0.1%
Bancolombia SA	5,140	38,195
Interconexion Electrica SA ESP	9,542	38,632

		76,827

Czech Republic - 0.2%
CEZ AS	3,407	140,749
Komercni banka AS	1,583	48,265
Moneta Money Bank AS ~	7,149	26,186

		215,200

Egypt - 0.1%
Commercial International Bank Egypt SAE	53,449	88,647
Eastern Co. SAE	22,277	15,385
Egyptian Financial Group-Hermes Holding Co. *	16,282	9,970

		114,002

Greece - 0.4%
Alpha Services and Holdings SA *	47,028	77,030
Eurobank Ergasias Services and Holdings SA Class A *	54,998	90,614
Hellenic Telecommunications Organization SA	4,129	70,784
JUMBO SA	2,432	66,876
Motor Oil Hellas Corinth Refineries SA	1,404	35,543
Mytilineos SA	2,270	80,143
National Bank of Greece SA *	11,595	75,372
OPAP SA *	4,016	70,032
Public Power Corp. SA *	4,381	49,965
Terna Energy SA	1,094	24,102

		640,461

Hong Kong - 0.1%
China Common Rich Renewable Energy Investments Ltd. * Ω ±	122,000	-
Kingboard Laminates Holdings Ltd.	20,000	18,855
Nine Dragons Paper Holdings Ltd.	35,000	21,610
Orient Overseas International Ltd.	3,000	40,298
Sino Biopharmaceutical Ltd.	218,000	95,250
Vinda International Holdings Ltd.	7,000	17,450

		193,463

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	9,497	83,150
OTP Bank Nyrt	5,029	178,783
Richter Gedeon Nyrt	2,939	72,557

		334,490

India - 14.1%
ABB India Ltd.	1,109	59,901
ACC Ltd. *	1,414	31,332
Adani Enterprises Ltd.	3,614	105,578

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Adani Green Energy Ltd. *	6,691	$77,149
Adani Ports & Special Economic Zone Ltd.	11,161	100,833
Adani Power Ltd. *	16,111	49,232
Ambuja Cements Ltd. *	12,534	65,256
Apollo Hospitals Enterprise Ltd.	2,128	132,462
Asian Paints Ltd.	8,109	332,987
AU Small Finance Bank Ltd. ~	3,586	33,041
Aurobindo Pharma Ltd.	5,669	50,346
Avenue Supermarts Ltd. * ~	3,447	163,807
Axis Bank Ltd.	48,127	580,717
Bajaj Auto Ltd.	1,434	82,166
Bajaj Finance Ltd.	5,759	504,408
Bajaj Finserv Ltd.	8,078	150,882
Bajaj Holdings & Investment Ltd.	556	47,535
Balkrishna Industries Ltd.	1,612	46,659
Bandhan Bank Ltd. * ~	15,318	45,324
Bank of Baroda	21,587	50,271
Berger Paints India Ltd.	5,234	43,333
Bharat Electronics Ltd.	77,073	118,364
Bharat Forge Ltd.	5,354	54,726
Bharat Petroleum Corp. Ltd.	16,027	71,319
Bharti Airtel Ltd.	47,112	505,355
Britannia Industries Ltd.	2,294	140,663
CG Power & Industrial Solutions Ltd.	12,800	59,183
Cholamandalam Investment and Finance Co. Ltd.	8,692	121,268
Cipla Ltd.	11,069	137,148
Coal India Ltd.	32,519	91,739
Colgate-Palmolive India Ltd.	2,635	54,288
Container Corp. Of India Ltd.	5,710	46,155
Dabur India Ltd.	13,111	91,713
Divi’s Laboratories Ltd.	2,521	110,316
DLF Ltd.	13,054	78,256
Dr Reddy’s Laboratories Ltd.	2,282	143,720
Eicher Motors Ltd.	2,890	126,355
GAIL India Ltd.	48,407	62,089
Godrej Consumer Products Ltd. *	8,668	114,370
Godrej Properties Ltd. *	2,600	49,837
Grasim Industries Ltd.	5,566	117,911
Havells India Ltd.	5,300	83,037
HCL Technologies Ltd.	20,026	291,129
HDFC Life Insurance Co. Ltd. ~	20,457	162,513
Hero MotoCorp Ltd.	2,320	82,469
Hindalco Industries Ltd.	26,013	134,144
Hindustan Aeronautics Ltd.	1,764	81,700
Hindustan Petroleum Corp. Ltd.	11,964	39,997
Hindustan Unilever Ltd.	17,396	568,762
Housing Development Finance Corp. Ltd.	36,776	1,268,782
ICICI Bank Ltd.	109,221	1,250,470
ICICI Lombard General Insurance Co. Ltd. ~	5,070	83,167
ICICI Prudential Life Insurance Co. Ltd. ~	7,744	54,143
Indian Hotels Co. Ltd.	18,014	86,373
Indian Oil Corp. Ltd.	59,413	66,215
Indian Railway Catering & Tourism Corp. Ltd.	4,968	38,556
Indraprastha Gas Ltd.	6,783	39,194
Info Edge India Ltd.	1,496	82,036
Infosys Ltd.	70,129	1,142,253
InterGlobe Aviation Ltd. * ~	2,858	91,649
ITC Ltd.	63,043	347,620
Jindal Steel & Power Ltd.	7,458	53,004
JSW Steel Ltd.	12,791	122,741
Jubilant Foodworks Ltd.	8,238	50,466
Kotak Mahindra Bank Ltd.	23,094	520,850
Larsen & Toubro Ltd.	14,559	440,228
LTIMindtree Ltd. ~	1,878	119,460
Lupin Ltd.	4,404	48,525
Mahindra & Mahindra Ltd.	19,704	350,088
Marico Ltd.	10,908	70,701
Maruti Suzuki India Ltd.	2,873	343,607
Max Healthcare Institute Ltd. *	16,429	120,214

	Shares	Value
Mphasis Ltd.	1,592	$36,924
MRF Ltd.	40	49,437
Muthoot Finance Ltd.	2,483	37,585
Nestle India Ltd.	714	199,537
NTPC Ltd.	92,162	212,856
Oil & Natural Gas Corp. Ltd.	66,412	129,993
Page Industries Ltd.	129	59,317
Petronet LNG Ltd.	15,606	42,446
PI Industries Ltd.	1,596	76,413
Pidilite Industries Ltd.	3,223	102,227
Power Grid Corp. of India Ltd.	73,731	229,852
Reliance Industries Ltd.	64,335	2,005,392
Samvardhana Motherson International Ltd.	50,292	52,706
SBI Cards & Payment Services Ltd.	6,010	62,193
SBI Life Insurance Co. Ltd. ~	9,529	152,025
Shree Cement Ltd.	191	55,699
Shriram Finance Ltd.	4,736	100,393
Siemens Ltd.	1,882	86,557
Sona Blw Precision Forgings Ltd. 144A ~	8,673	54,685
SRF Ltd.	3,129	87,534
State Bank of India	37,759	264,461
Sun Pharmaceutical Industries Ltd.	20,257	259,897
Tata Consultancy Services Ltd.	19,332	781,154
Tata Consumer Products Ltd.	11,830	124,384
Tata Elxsi Ltd.	719	66,765
Tata Motors Ltd. *	35,099	255,813
Tata Power Co. Ltd.	30,370	82,345
Tata Steel Ltd.	154,991	212,356
Tech Mahindra Ltd.	11,320	156,728
Titan Co. Ltd.	7,521	280,041
Torrent Pharmaceuticals Ltd.	2,183	50,765
Trent Ltd.	3,822	82,331
Tube Investments of India Ltd.	2,241	86,925
TVS Motor Co. Ltd.	5,022	81,375
UltraTech Cement Ltd.	2,441	247,158
United Spirits Ltd. *	6,111	68,105
UPL Ltd.	10,283	86,358
Varun Beverages Ltd.	9,614	94,274
Vedanta Ltd.	15,592	53,106
Wipro Ltd.	29,008	138,091
Yes Bank Ltd. *	273,222	54,216
Zomato Ltd. *	90,369	82,916

		20,725,422

Indonesia - 1.9%
Aneka Tambang Tbk	181,100	23,629
P.T. Adaro Energy Indonesia Tbk	300,900	44,782
P.T. Astra International Tbk	427,800	194,041
P.T. Bank Central Asia Tbk	1,172,000	718,785
P.T. Bank Mandiri Persero Tbk	788,600	274,438
P.T. Bank Negara Indonesia Persero Tbk	157,100	96,389
P.T. Bank Rakyat Indonesia Persero Tbk	1,441,197	526,169
P.T. Barito Pacific Tbk	607,991	30,299
P.T. Charoen Pokphand Indonesia Tbk *	154,500	54,307
P.T. GoTo Gojek Tokopedia Tbk *	17,527,300	129,347
P.T. Indah Kiat Pulp & Paper Tbk	58,900	33,480
P.T. Indofood CBP Sukses Makmur Tbk	50,200	37,920
P.T. Indofood Sukses Makmur Tbk	94,500	46,338
P.T. Kalbe Farma Tbk	443,300	60,666
P.T. Merdeka Copper Gold Tbk *	252,062	51,600
P.T. Sarana Menara Nusantara Tbk	439,100	31,120
P.T. Semen Indonesia Persero Tbk	72,933	29,702
P.T. Sumber Alfaria Trijaya Tbk	349,900	60,292
P.T. Telkom Indonesia Persero Tbk	1,045,600	279,722
P.T. Unilever Indonesia Tbk	159,400	45,381
P.T. United Tractors Tbk	31,400	48,698
P.T. Vale Indonesia Tbk	53,500	22,579

		2,839,684

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Kuwait - 0.8%
Agility Public Warehousing Co. KSC *	34,033	$69,531
Boubyan Bank KSCP	29,076	60,778
Gulf Bank KSCP	38,914	33,674
Kuwait Finance House KSCP	171,739	418,665
Mabanee Co. KPSC	14,156	39,001
Mobile Telecommunications Co.	40,914	69,200
National Bank of Kuwait SAKP	159,242	485,646

		1,176,495

Luxembourg - 0.0%
Reinet Investments SCA	2,883	63,868

Malaysia - 1.3%
AMMB Holdings Bhd	34,800	27,037
Axiata Group Bhd	57,000	32,418
CELCOMDIGI Bhd	74,100	65,305
CIMB Group Holdings Bhd	135,120	146,668
Dialog Group Bhd	71,400	31,583
Gamuda Bhd	39,400	37,184
Genting Bhd	44,400	38,693
Genting Malaysia Bhd	61,200	32,308
Hong Leong Bank Bhd	13,700	55,726
Hong Leong Financial Group Bhd	5,000	18,918
IHH Healthcare Bhd	46,600	58,855
Inari Amertron Bhd	55,000	32,440
IOI Corp. Bhd	54,200	43,392
Kuala Lumpur Kepong Bhd	10,300	48,562
Malayan Banking Bhd	114,688	212,176
Malaysia Airports Holdings Bhd	15,792	23,298
Maxis Bhd	49,000	43,093
MISC Bhd	28,000	42,990
MR DIY Group M Bhd ~	70,050	23,901
Nestle Malaysia Bhd	1,500	42,100
Petronas Chemicals Group Bhd	59,100	76,085
Petronas Dagangan Bhd	6,400	30,440
Petronas Gas Bhd	16,700	59,751
PPB Group Bhd	13,400	45,188
Press Metal Aluminium Holdings Bhd	78,400	79,129
Public Bank Bhd	307,700	254,051
QL Resources Bhd	23,600	27,101
RHB Bank Bhd	31,168	36,297
Sime Darby Bhd	58,700	25,802
Sime Darby Plantation Bhd	44,702	39,813
Telekom Malaysia Bhd	24,681	25,998
Tenaga Nasional Bhd	54,800	106,317
Top Glove Corp. Bhd *	104,100	18,109

		1,880,728

Mexico - 2.8%
Alfa SAB de CV Class A	65,900	41,002
America Movil SAB de CV	667,700	725,549
Arca Continental SAB de CV	11,100	114,093
Banco del Bajio SA ~	16,200	49,233
Cemex SAB de CV *	320,100	226,279
Coca-Cola Femsa SAB de CV	11,085	92,659
Controladora AXTEL SAB DE CV *	62,200	807
Fibra Uno Administracion SA de CV REIT	60,600	88,508
Fomento Economico Mexicano SAB de CV	41,100	455,085
Gruma SAB de CV Class B	3,915	62,848
Grupo Aeroportuario del Pacifico SAB de CV Class B	8,100	145,385
Grupo Aeroportuario del Sureste SAB de CV Class B	4,090	114,026
Grupo Bimbo SAB de CV	28,100	150,457
Grupo Carso SAB de CV Series A1	11,900	86,443
Grupo Financiero Banorte SAB de CV Class O	54,800	452,083
Grupo Financiero Inbursa SAB de CV Class O *	45,300	107,606

	Shares	Value
Grupo Mexico SAB de CV	65,800	$316,795
Grupo Televisa SAB	53,400	54,938
Industrias Penoles SAB de CV *	4,200	58,994
Kimberly-Clark de Mexico SAB de CV Class A	32,100	71,394
Operadora De Sites Mexicanos SAB de CV REIT	27,900	26,552
Orbia Advance Corp. SAB de CV	20,900	45,031
Promotora y Operadora de Infraestructura SAB de CV	3,980	39,872
Southern Copper Corp.	1,793	128,630
Wal-Mart de Mexico SAB de CV	111,300	440,336

		4,094,605

Peru - 0.2%
Cia de Minas Buenaventura SAA ADR	4,647	34,156
Credicorp Ltd.	1,427	210,682

		244,838

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	36,310	35,817
ACEN Corp. *	13,230	1,297
Ayala Corp.	6,410	72,898
Ayala Land, Inc.	142,500	63,039
Bank of the Philippine Islands	40,651	80,270
BDO Unibank, Inc.	50,022	125,259
International Container Terminal Services, Inc.	21,420	79,113
JG Summit Holdings, Inc.	55,550	44,878
Jollibee Foods Corp.	9,610	41,693
Manila Electric Co.	6,060	36,819
Metropolitan Bank & Trust Co.	38,660	39,113
PLDT, Inc.	1,595	37,785
SM Investments Corp.	5,160	86,735
SM Prime Holdings, Inc.	213,600	127,473
Universal Robina Corp.	18,170	45,358

		917,547

Poland - 0.8%
Allegro.eu SA * ~	10,070	79,348
Bank Polska Kasa Opieki SA	3,873	105,643
CD Projekt SA	1,410	53,737
Cyfrowy Polsat SA	5,518	22,416
Dino Polska SA * ~	1,041	121,624
KGHM Polska Miedz SA	2,951	81,711
LPP SA	24	82,731
mBank SA *	320	31,988
PGE Polska Grupa Energetyczna SA *	19,336	34,526
Polski Koncern Naftowy ORLEN SA	12,259	194,301
Powszechna Kasa Oszczednosci Bank Polski SA	18,468	164,366
Powszechny Zaklad Ubezpieczen SA	12,770	123,864
Santander Bank Polska SA *	753	72,106

		1,168,361

Qatar - 0.9%
Barwa Real Estate Co.	46,027	33,089
Commercial Bank PSQC	68,462	109,897
Dukhan Bank*	38,815	42,082
Industries Qatar QSC	32,024	99,638
Masraf Al Rayan QSC	117,975	83,577
Mesaieed Petrochemical Holding Co.	92,080	48,550
Ooredoo QPSC	16,741	50,315
Qatar Electricity & Water Co. QSC	9,479	45,312
Qatar Fuel QSC	12,516	58,787
Qatar Gas Transport Co. Ltd.	52,305	58,528
Qatar International Islamic Bank QSC	20,643	57,125
Qatar Islamic Bank SAQ	34,973	171,137
Qatar National Bank QPSC	97,646	415,330

		1,273,367

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Romania - 0.0%
NEPI Rockcastle NV*	9,986	$58,612

Russia - 0.0%
Alrosa PJSC * Ω ±	104,260	-
Gazprom PJSC *Ω ±	58,020	-
Gazprom PJSC ADR (OTC) * Ω ±	8,195	-
Gazprom PJSC ADR (SEAQ) * Ω ±	194,171	-
Inter RAO UES PJSC *Ω ±	1,499,500	-
LUKOIL PJSC *Ω ±	2,583	-
LUKOIL PJSC ADR (SEAQ) * Ω ±	13,502	-
Magnit PJSC GDR * ~ Ω ±	3,308	-
Magnit PJSC GDR (LI) * ~ Ω ±	10,327	-
MMC Norilsk Nickel PJSC *Ω ±	298	-
MMC Norilsk Nickel PJSC ADR * Ω ±	21,092	-
Mobile TeleSystems PJSC ADR * Ω ±	17,555	-
Moscow Exchange MICEX-RTS PJSC *Ω ±	58,150	-
Novatek PJSC GDR (LI) * ~ Ω ±	3,551	-
Novolipetsk Steel PJSC * Ω ±	4,620	-
Novolipetsk Steel PJSC GDR * Ω ±	5,165	-
Novolipetsk Steel PJSC GDR * Ω ±	312	-
Ozon Holdings PLC ADR * Ω ±	1,985	-
PhosAgro PJSC * Ω ±	34	-
PhosAgro PJSC GDR * ~ Ω ±	5,315	-
Polyus PJSC * Ω ±	241	-
Polyus PJSC ADR * Ω ±	2,028	-
Polyus PJSC GDR * ~ Ω ±	262	-
Rosneft Oil Co. PJSC *Ω ±	3,660	-
Rosneft Oil Co. PJSC GDR * ~ Ω ±	41,896	-
Sberbank of Russia PJSC *Ω ±	41,510	-
Sberbank of Russia PJSC ADR (OTC) * Ω ±	2,527	-
Sberbank of Russia PJSC ADR (SEAQ) * Ω ±	92,176	-
Severstal PAO * Ω ±	812	-
Severstal PAO GDR * ~ Ω ±	7,476	-
Surgutneftegas PJSC ADR (LI) * Ω ±	49,470	-
Tatneft PJSC *Ω ±	9,037	-
Tatneft PJSC ADR * Ω ±	7,942	-
TCS Group Holding PLC GDR * ~ Ω ±	4,555	-
United Co. RUSAL International PJSC * Ω ±	114,970	-
VK Co. Ltd. GDR * Ω ±	4,153	-
VTB Bank PJSC * Ω ±	21,000,000	1
VTB Bank PJSC GDR * ~ Ω ±	57,906	-
X5 Retail Group NV GDR * ~ Ω ±	4,592	-
X5 Retail Group NV GDR * ~ Ω ±	154	-
Yandex NV Class A * Ω ±	11,538	-

		1

Saudi Arabia - 4.1%
ACWA Power Co.	1,696	75,812
Advanced Petrochemical Co.	2,744	32,541
Al Rajhi Bank	41,425	810,777
Alinma Bank	20,717	186,203
Almarai Co. JSC	5,287	85,643
Arab National Bank	14,266	100,596
Arabian Internet & Communications Services Co.	517	44,587
Bank Al-Jazira	8,340	40,833
Bank AlBilad	10,353	107,399
Banque Saudi Fransi	12,482	139,437
Bupa Arabia for Cooperative Insurance Co.	1,584	78,383
Dallah Healthcare Co.	723	32,485
Dar Al Arkan Real Estate Development Co. *	11,025	45,538
Dr Sulaiman Al Habib Medical Services Group Co.	1,850	141,543
Elm Co.	505	78,636
Emaar Economic City *	8,525	21,360
Etihad Etisalat Co.	7,965	102,177
Jarir Marketing Co.	12,626	55,807

	Shares	Value
Mobile Telecommunications Co. Saudi Arabia *	9,480	$35,790
Mouwasat Medical Services Co.	1,032	66,908
Nahdi Medical Co.	840	38,243
National Industrialization Co. Class C *	7,062	28,266
Rabigh Refining & Petrochemical Co. *	8,998	27,812
Riyad Bank	31,077	280,613
SABIC Agri-Nutrients Co.	4,931	171,273
Sahara International Petrochemical Co.	7,586	75,760
Saudi Arabian Mining Co.*	27,316	308,595
Saudi Arabian Oil Co. ~	56,284	487,535
Saudi Aramco Base Oil Co. *	1,074	39,488
Saudi Basic Industries Corp.	19,023	450,308
Saudi British Bank	21,284	216,709
Saudi Electricity Co.	17,626	106,649
Saudi Industrial Investment Group	7,744	55,211
Saudi Investment Bank	10,236	46,708
Saudi Kayan Petrochemical Co. *	15,421	57,056
Saudi National Bank	62,137	612,840
Saudi Research & Media Group *	748	37,758
Saudi Tadawul Group Holding Co.	1,000	50,340
Saudi Telecom Co.	42,279	492,962
Savola Group	5,488	61,041
Yanbu National Petrochemical Co.	5,815	73,942

		6,001,564

South Africa - 2.9%
Absa Group Ltd.	17,873	159,522
African Rainbow Minerals Ltd.	2,423	25,563
Anglo American Platinum Ltd.	1,402	63,375
Aspen Pharmacare Holdings Ltd.	7,998	78,028
Bid Corp. Ltd.	7,129	156,543
Bidvest Group Ltd.	6,098	84,767
Capitec Bank Holdings Ltd.	1,837	153,024
Clicks Group Ltd.	5,254	72,940
Discovery Ltd. *	11,322	87,737
Exxaro Resources Ltd.	5,101	44,521
FirstRand Ltd.	106,630	388,536
Foschini Group Ltd.	7,125	35,643
Gold Fields Ltd.	18,880	262,477
Growthpoint Properties Ltd. REIT	71,364	44,211
Harmony Gold Mining Co. Ltd.	11,678	49,189
Impala Platinum Holdings Ltd.	18,084	120,476
Kumba Iron Ore Ltd.	1,388	32,636
Mr Price Group Ltd.	5,310	40,505
MTN Group Ltd.	35,785	262,925
MultiChoice Group	6,522	33,089
Naspers Ltd. Class N	4,143	748,479
Nedbank Group Ltd.	9,709	117,914
Northam Platinum Holdings Ltd. *	7,537	50,249
Old Mutual Ltd.	103,311	66,527
OUTsurance Group Ltd.	18,149	32,776
Pepkor Holdings Ltd. ~	41,662	36,515
Remgro Ltd.	11,134	86,990
Sanlam Ltd.	37,559	116,441
Sasol Ltd.	12,057	149,377
Shoprite Holdings Ltd.	10,826	129,853
Sibanye Stillwater Ltd.	59,788	92,213
Standard Bank Group Ltd.	28,344	267,611
Vodacom Group Ltd.	13,083	81,524
Woolworths Holdings Ltd.	20,219	76,649

		4,248,825

South Korea - 11.3%
Amorepacific Corp.	612	45,554
BGF retail Co. Ltd.	168	22,316
Celltrion Healthcare Co. Ltd.	2,261	113,199
Celltrion Pharm, Inc. *	383	22,339
Celltrion, Inc.	2,318	270,558
CJ CheilJedang Corp.	178	36,476

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
CJ Corp.	314	$16,293
CosmoAM&T Co. Ltd. *	485	69,269
Coway Co. Ltd.	1,152	38,496
DB Insurance Co. Ltd.	965	54,810
Doosan Bobcat, Inc. *	1,043	46,622
Doosan Enerbility Co. Ltd. *	9,429	130,285
E-MART, Inc.	417	24,417
Ecopro BM Co. Ltd.	1,033	196,507
F&F Co. Ltd.	371	33,817
GS Holdings Corp.	1,002	27,928
Hana Financial Group, Inc.	6,252	186,638
Hankook Tire & Technology Co. Ltd.	1,548	40,613
Hanmi Pharm Co. Ltd.	149	35,008
Hanon Systems	4,026	28,072
Hanwha Aerospace Co. Ltd.	747	72,347
Hanwha Solutions Corp. *	2,176	70,171
HD Hyundai Co. Ltd.	911	41,579
HD Hyundai Heavy Industries Co. Ltd. *	469	47,134
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	895	79,561
HLB, Inc. *	2,354	58,444
HMM Co. Ltd.	5,155	74,125
Hotel Shilla Co. Ltd.	652	36,487
HYBE Co. Ltd.*	393	84,757
Hyundai Engineering & Construction Co. Ltd.	1,629	47,353
Hyundai Glovis Co. Ltd.	393	59,168
Hyundai Mipo Dockyard Co. Ltd. *	516	33,050
Hyundai Mobis Co. Ltd.	1,295	229,276
Hyundai Motor Co.	2,901	456,311
Hyundai Steel Co.	1,813	46,719
Industrial Bank of Korea	5,897	46,388
Kakao Corp.	6,589	247,482
Kakao Games Corp. *	796	20,032
KakaoBank Corp.	3,527	64,119
Kakaopay Corp. *	573	20,603
Kangwon Land, Inc.	2,070	27,413
KB Financial Group, Inc. *	8,207	297,870
Kia Corp.	5,567	374,999
Korea Aerospace Industries Ltd.	1,536	62,382
Korea Electric Power Corp. *	5,420	84,826
Korea Investment Holdings Co. Ltd.	899	35,456
Korea Zinc Co. Ltd.	168	62,401
Korean Air Lines Co. Ltd.	3,877	71,923
Krafton, Inc. *	623	92,784
KT Corp.	1,375	31,126
KT&G Corp.	2,172	136,437
Kumho Petrochemical Co. Ltd.	364	36,807
L&F Co. Ltd.	532	99,014
LG Chem Ltd.	1,043	530,951
LG Corp.	1,993	133,651
LG Display Co. Ltd. *	4,885	58,711
LG Electronics, Inc.	2,248	217,580
LG Energy Solution Ltd. *	742	312,821
LG H&H Co. Ltd.	198	69,194
LG Innotek Co. Ltd.	299	70,830
LG Uplus Corp.	4,607	37,591
Lotte Chemical Corp.	454	53,432
Lotte Energy Materials Corp.	496	18,286
Lotte Shopping Co. Ltd.	5	261
Meritz Financial Group, Inc. *	2,200	69,753
Mirae Asset Securities Co. Ltd.	5,686	31,361
NAVER Corp.	2,773	388,178
NCSoft Corp.	301	67,784
Netmarble Corp. * ~	462	17,351
NH Investment & Securities Co. Ltd. Class C	3,211	23,356
Orion Corp.	495	45,144
Pan Ocean Co. Ltd.	5,754	22,746
Pearl Abyss Corp. *	670	26,959
POSCO Future M Co. Ltd.	654	176,445
POSCO Holdings, Inc.	1,519	449,551

	Shares	Value
Posco International Corp.	1,114	$33,907
S-Oil Corp.	944	47,966
Samsung Biologics Co. Ltd. * ~	376	212,883
Samsung C&T Corp.	1,778	143,100
Samsung Electro-Mechanics Co. Ltd.	1,182	130,497
Samsung Electronics Co. Ltd.	100,837	5,552,411
Samsung Engineering Co. Ltd. *	3,312	71,424
Samsung Fire & Marine Insurance Co. Ltd.	651	113,603
Samsung Heavy Industries Co. Ltd. *	12,935	65,814
Samsung Life Insurance Co. Ltd.	1,691	86,484
Samsung SDI Co. Ltd.	1,162	593,357
Samsung SDS Co. Ltd.	816	76,491
Samsung Securities Co. Ltd.	1,345	36,916
Shinhan Financial Group Co. Ltd.	9,072	234,531
SK Biopharmaceuticals Co. Ltd. *	674	41,534
SK Bioscience Co. Ltd. *	567	34,395
SK Hynix, Inc.	11,539	1,013,867
SK IE Technology Co. Ltd. * ~	537	39,784
SK Innovation Co. Ltd. *	1,172	142,086
SK Square Co. Ltd. *	2,088	70,526
SK, Inc.	773	87,685
SKC Co. Ltd.	398	29,687
Woori Financial Group, Inc.	11,536	103,626
Yuhan Corp.	1,124	51,597

		16,523,868

Taiwan - 14.9%
Accton Technology Corp.	11,000	123,730
Acer, Inc.	61,000	61,550
Advantech Co. Ltd.	9,000	118,491
ASE Technology Holding Co. Ltd.	65,000	231,149
Asia Cement Corp.	49,000	69,956
Asustek Computer, Inc.	15,000	151,861
AUO Corp. *	138,400	83,058
Catcher Technology Co. Ltd.	14,000	78,990
Cathay Financial Holding Co. Ltd. *	202,202	280,706
Chailease Holding Co. Ltd.	32,155	211,413
Chang Hwa Commercial Bank Ltd.	112,336	67,340
Cheng Shin Rubber Industry Co. Ltd.	41,000	52,962
China Airlines Ltd.	60,000	50,667
China Development Financial Holding Corp. *	338,214	134,809
China Steel Corp.	249,000	235,461
Chunghwa Telecom Co. Ltd.	80,000	299,633
Compal Electronics, Inc.	88,000	82,767
CTBC Financial Holding Co. Ltd.	373,000	298,277
Delta Electronics, Inc.	41,000	454,375
E Ink Holdings, Inc.	18,000	130,938
E.Sun Financial Holding Co. Ltd.	283,291	237,350
Eclat Textile Co. Ltd.	4,000	64,321
eMemory Technology, Inc.	1,000	71,575
Eva Airways Corp.	55,000	70,561
Evergreen Marine Corp. Taiwan Ltd.	21,000	63,305
Far Eastern New Century Corp.	62,000	66,668
Far EasTone Telecommunications Co. Ltd.	33,000	83,342
Feng TAY Enterprise Co. Ltd.	9,000	56,935
First Financial Holding Co. Ltd.	223,954	199,183
Formosa Chemicals & Fibre Corp.	74,000	159,606
Formosa Petrochemical Corp.	24,000	65,059
Formosa Plastics Corp.	81,000	223,128
Fubon Financial Holding Co. Ltd.	157,270	307,843
Giant Manufacturing Co. Ltd.	6,181	45,867
Global Unichip Corp.	2,000	103,517
Globalwafers Co. Ltd.	5,000	80,243
Hon Hai Precision Industry Co. Ltd.	264,000	959,835
Hotai Motor Co. Ltd.	6,000	157,017
Hua Nan Financial Holdings Co. Ltd. Class C	187,316	133,736
Innolux Corp.	191,990	94,498
Inventec Corp.	57,000	79,243
Largan Precision Co. Ltd.	2,000	137,195
Lite-On Technology Corp.	42,000	139,857

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
MediaTek, Inc.	32,000	$708,347
Mega Financial Holding Co. Ltd.	236,250	289,946
Micro-Star International Co. Ltd.	14,000	79,607
momo.com, Inc.	1,200	26,594
Nan Ya Plastics Corp.	101,000	235,596
Nan Ya Printed Circuit Board Corp.	5,000	42,660
Nanya Technology Corp.	26,000	59,274
Nien Made Enterprise Co. Ltd.	4,000	44,091
Novatek Microelectronics Corp.	12,000	164,762
Pegatron Corp.	42,000	101,119
PharmaEssentia Corp. *	5,000	54,542
Pou Chen Corp.	47,000	47,640
Powerchip Semiconductor Manufacturing Corp.	64,000	63,888
President Chain Store Corp.	12,000	108,972
Quanta Computer, Inc.	57,000	278,380
Realtek Semiconductor Corp.*	10,000	124,686
Ruentex Development Co. Ltd.	37,000	42,834
Shanghai Commercial & Savings Bank Ltd.	81,178	118,443
Shin Kong Financial Holding Co. Ltd. *	277,344	79,438
SinoPac Financial Holdings Co. Ltd.	218,204	121,763
Synnex Technology International Corp.	26,000	48,493
Taishin Financial Holding Co. Ltd.	228,148	138,879
Taiwan Business Bank	127,000	58,212
Taiwan Cement Corp.	128,493	157,266
Taiwan Cooperative Financial Holding Co. Ltd. *	207,016	186,795
Taiwan High Speed Rail Corp.	42,000	43,382
Taiwan Mobile Co. Ltd. *	36,000	110,578
Taiwan Semiconductor Manufacturing Co. Ltd.	521,000	9,624,598
Uni-President Enterprises Corp.	102,000	250,085
Unimicron Technology Corp.	29,000	164,913
United Microelectronics Corp.	238,000	373,948
Vanguard International Semiconductor Corp.	19,000	53,958
Voltronic Power Technology Corp.	1,000	63,242
Walsin Lihwa Corp.	54,727	72,325
Wan Hai Lines Ltd.	14,500	27,608
Win Semiconductors Corp.	7,000	37,076
Winbond Electronics Corp.	62,000	54,838
Wistron Corp.	55,000	160,477
Wiwynn Corp.	2,000	91,405
WPG Holdings Ltd.	34,000	59,822
Yageo Corp.	6,571	104,101
Yang Ming Marine Transport Corp.	37,000	75,141
Yuanta Financial Holding Co. Ltd.	211,620	157,385
Zhen Ding Technology Holding Ltd.	14,000	47,341

		21,772,467

Thailand - 1.9%
Advanced Info Service PCL	3,100	18,731
Advanced Info Service PCL NVDR	22,200	134,137
Airports of Thailand PCL *	30,300	61,318
Airports of Thailand PCL NVDR *	60,700	123,353
Asset World Corp. PCL NVDR	172,200	24,030
B Grimm Power PCL	5,900	5,796
B Grimm Power PCL NVDR	11,300	11,101
Bangkok Dusit Medical Services PCL NVDR	235,900	184,987
Bangkok Expressway & Metro PCL	14,600	3,525
Bangkok Expressway & Metro PCL NVDR	150,000	36,217
Banpu PCL NVDR	172,900	43,243
Berli Jucker PCL NVDR	22,200	21,805
BTS Group Holdings PCL NVDR	170,100	35,793
Bumrungrad Hospital PCL NVDR	12,700	81,045
Carabao Group PCL NVDR	7,500	13,883
Central Pattana PCL NVDR	43,500	80,541
Central Retail Corp. PCL NVDR	39,000	43,013
Charoen Pokphand Foods PCL NVDR	86,200	47,927
CP ALL PCL NVDR	124,800	220,305
CP Axtra PCL NVDR	47,900	47,704
Delta Electronics Thailand PCL	9,900	25,772
Delta Electronics Thailand PCL NVDR	56,000	145,779

	Shares	Value
Electricity Generating PCL NVDR	5,100	$18,792
Energy Absolute PCL	2,500	4,026
Energy Absolute PCL NVDR	33,600	54,107
Global Power Synergy PCL NVDR	15,200	23,318
Gulf Energy Development PCL NVDR	63,200	83,484
Home Product Center PCL	30,300	11,992
Home Product Center PCL NVDR	97,100	38,428
Indorama Ventures PCL NVDR	36,300	35,141
Intouch Holdings PCL NVDR	24,200	50,569
JMT Network Services PCL NVDR	100	106
Kasikornbank PCL NVDR	12,800	46,850
Krung Thai Bank PCL NVDR	75,300	41,268
Krungthai Card PCL NVDR	22,200	31,060
Land & Houses PCL	2,800	668
Land & Houses PCL NVDR	177,200	42,287
Minor International PCL NVDR	68,090	65,934
Muangthai Capital PCL	4,900	5,447
Muangthai Capital PCL NVDR	11,000	12,228
Osotspa PCL NVDR	32,400	27,223
PTT Exploration & Production PCL NVDR	29,500	124,996
PTT Global Chemical PCL	8,100	8,531
PTT Global Chemical PCL NVDR	40,500	42,653
PTT Oil & Retail Business PCL NVDR	64,600	38,662
PTT PCL	59,500	56,410
PTT PCL NVDR	152,800	144,630
Ratch Group PCL NVDR	24,800	25,029
SCB X PCL	4,250	12,796
SCB X PCL NVDR	13,900	41,851
SCG Packaging PCL NVDR	27,800	29,258
Siam Cement PCL	3,400	30,913
Siam Cement PCL NVDR	13,400	121,835
Srisawad Corp. PCL NVDR	14,800	19,803
Thai Oil PCL	4,014	5,022
Thai Oil PCL NVDR	22,483	28,131
Thai Union Group PCL	700	255
Thai Union Group PCL NVDR	700	255
True Corp. PCL	37,887	7,022
True Corp. PCL NVDR	182,474	33,819

		2,774,804

Turkey - 0.5%
Akbank T.A.S	65,141	50,624
Aselsan Elektronik Sanayi Ve Ticaret AS	14,723	30,870
BIM Birlesik Magazalar AS	9,589	62,828
Eregli Demir ve Celik Fabrikalari TAS *	29,202	41,449
Ford Otomotiv Sanayi AS	1,513	44,257
Haci Omer Sabanci Holding AS	21,964	38,868
Hektas Ticaret TAS *	24,525	28,362
KOC Holding AS	15,971	63,957
Koza Altin Isletmeleri AS	20,697	19,854
Pegasus Hava Tasimaciligi AS *	991	23,533
Sasa Polyester Sanayi AS *	22,194	48,583
Tofas Turk Otomobil Fabrikasi AS	2,583	25,145
Turk Hava Yollari AO *	11,536	85,931
Turkcell Iletisim Hizmetleri AS	26,053	36,351
Turkiye Is Bankasi AS Class C	75,392	40,607
Turkiye Petrol Rafinerileri AS	20,216	62,162
Turkiye Sise ve Cam Fabrikalari AS	28,681	49,102
Yapi ve Kredi Bankasi AS	63,680	31,819

		784,302

United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	61,817	136,492
Abu Dhabi Islamic Bank PJSC	30,648	88,782
Abu Dhabi National Oil Co. for Distribution PJSC	65,969	70,046
Aldar Properties PJSC	81,384	113,822
Americana Restaurants International PLC	53,358	61,450
Dubai Islamic Bank PJSC	61,072	91,291
Emaar Properties PJSC	140,095	246,248

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Emirates NBD Bank PJSC	40,054	$163,049
Emirates Telecommunications Group Co. PJSC	73,490	450,961
First Abu Dhabi Bank PJSC	93,376	348,012
Multiply Group PJSC *	82,834	71,786

		1,841,939

United Kingdom - 0.0%
Pepco Group NV *	3,717	33,682

United States - 0.2%
JBS SA	16,300	59,437
Legend Biotech Corp. ADR *	1,220	84,217
Parade Technologies Ltd.	2,000	69,330

		212,984

Total Common Stocks (Cost $164,833,389)		138,482,446

	Principal Amount
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.6%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $3,785,382; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $3,859,648)	$3,783,900	3,783,900

U.S. Treasury Bills - 0.1%
5.126% due 09/07/23 ‡	100,000	99,060

Total Short-Term Investments (Cost $3,882,931)		3,882,960

TOTAL INVESTMENTS - 99.4% (Cost $171,925,925)		145,685,142

DERIVATIVES - (0.0%)		(56,168)

OTHER ASSETS & LIABILITIES, NET - 0.6%		948,743

NET ASSETS - 100.0%		$146,577,717

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.1%
Technology	17.4%
Communications	15.3%
Consumer, Non-Cyclical	9.6%
Consumer, Cyclical	9.1%
Industrial	7.4%
Basic Materials	6.7%
Energy	5.4%
Others (each less than 3.0%)	5.4%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	As of June 30, 2023, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	28.5%
Taiwan	14.9%
India	14.1%
South Korea	11.9%
Brazil	5.3%
Saudi Arabia	4.1%
Others (each less than 3.0%)	20.6%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(c)	As of June 30, 2023, investments with a total aggregate value of $99,060 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	09/23	104	$5,245,248	$5,189,080	($56,168)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$2,091,935	$2,091,935	$-	$-
	Chile	219,755	219,755	-	-
	Colombia	65,322	65,322	-	-
	South Korea	942,724	-	942,724	-

	Total Preferred Stocks	3,319,736	2,377,012	942,724	-

	Common Stocks
	Australia	187,542	-	187,542	-
	Brazil	5,744,985	5,744,985	-	-
	Chile	549,607	549,607	-	-
	China	41,787,906	2,845,545	38,942,361	-
	Colombia	76,827	76,827	-	-
	Czech Republic	215,200	166,935	48,265	-
	Egypt	114,002	15,385	98,617	-
	Greece	640,461	66,876	573,585	-
	Hong Kong	193,463	-	193,463	-
	Hungary	334,490	-	334,490	-
	India	20,725,422	77,149	20,648,273	-
	Indonesia	2,839,684	37,920	2,801,764	-
	Kuwait	1,176,495	-	1,176,495	-
	Luxembourg	63,868	63,868	-	-
	Malaysia	1,880,728	223,498	1,657,230	-
	Mexico	4,094,605	4,094,605	-	-
	Peru	244,838	244,838	-	-
	Philippines	917,547	-	917,547	-
	Poland	1,168,361	-	1,168,361	-
	Qatar	1,273,367	95,627	1,177,740	-
	Romania	58,612	58,612	-	-
	Russia	1	-	-	1
	Saudi Arabia	6,001,564	114,173	5,887,391	-
	South Africa	4,248,825	1,335,042	2,913,783	-
	South Korea	16,523,868	-	16,523,868	-
	Taiwan	21,772,467	-	21,772,467	-
	Thailand	2,774,804	-	2,774,804	-
	Turkey	784,302	129,191	655,111	-
	United Arab Emirates	1,841,939	356,770	1,485,169	-
	United Kingdom	33,682	-	33,682	-
	United States	212,984	143,654	69,330	-

	Total Common Stocks	138,482,446	16,441,107	122,041,338	1

	Short-Term Investments	3,882,960	-	3,882,960	-

	Total Assets	145,685,142	18,818,119	126,867,022	1

Liabilities	Due to custodian	(134,627)	-	(134,627)	-
	Derivatives:
	Equity Contracts
	Futures	(56,168)	(56,168)	-	-

	Total Liabilities	(190,795)	(56,168)	(134,627)	-

	Total	$145,494,347	$18,761,951	$126,732,395	$1

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	2,286	$260,501
Dr Ing hc F Porsche AG ~	4,387	544,991
Henkel AG & Co. KGaA	6,521	521,525
Porsche Automobil Holding SE	5,899	355,530
Sartorius AG	1,010	349,923
Volkswagen AG	7,944	1,068,251

		3,100,721

Total Preferred Stocks (Cost $3,755,175)		3,100,721

COMMON STOCKS - 96.5%
Australia - 6.4%
ANZ Group Holdings Ltd.	115,697	1,831,458
Aristocrat Leisure Ltd.	22,735	588,218
BHP Group Ltd.	195,148	5,866,530
Coles Group Ltd.	51,558	633,075
Commonwealth Bank of Australia	65,042	4,354,352
Flutter Entertainment PLC *	6,796	1,367,768
Fortescue Metals Group Ltd.	65,235	968,004
Glencore PLC *	411,172	2,331,295
Goodman Group REIT	65,195	876,406
Macquarie Group Ltd.	14,144	1,682,964
National Australia Bank Ltd.	120,910	2,126,549
Newcrest Mining Ltd.	34,448	614,498
Rio Tinto Ltd.	14,300	1,095,090
Rio Tinto PLC	43,367	2,755,957
Santos Ltd.	127,180	636,344
Telstra Group Ltd.	155,784	446,897
Transurban Group >>	118,671	1,129,910
Wesfarmers Ltd.	43,704	1,440,891
Westpac Banking Corp.	135,179	1,924,762
Woodside Energy Group Ltd.	73,144	1,691,936
Woolworths Group Ltd.	46,947	1,243,919

		35,606,823

Austria - 0.0%
Verbund AG	2,623	210,432

Belgium - 0.6%
Anheuser-Busch InBev SA	33,461	1,896,484
Groupe Bruxelles Lambert NV	3,831	302,011
KBC Group NV	9,642	673,019
UCB SA	4,870	431,767

		3,303,281

Brazil - 0.1%
Wheaton Precious Metals Corp.	17,403	752,608

Canada - 10.2%
Agnico Eagle Mines Ltd.	18,956	946,548
Alimentation Couche-Tard, Inc.	30,272	1,552,276
Bank of Montreal	27,342	2,469,294
Bank of Nova Scotia	45,909	2,296,923
Barrick Gold Corp.	67,858	1,146,433
BCE, Inc.	2,811	128,163
Brookfield Corp.	54,297	1,828,002
Canadian Imperial Bank of Commerce	34,901	1,490,093
Canadian National Railway Co.	21,889	2,650,639
Canadian Natural Resources Ltd. (TSE)	42,656	2,398,203
Canadian Pacific Kansas City Ltd.	35,859	2,896,330
Cenovus Energy, Inc.	55,116	936,109

	Shares	Value
CGI, Inc. *	8,155	$859,976
Constellation Software, Inc.	776	1,607,801
Enbridge, Inc.	78,004	2,899,352
Fairfax Financial Holdings Ltd.	870	651,664
Fortis, Inc.	18,658	804,065
Franco-Nevada Corp.	7,401	1,054,828
George Weston Ltd.	2,421	286,225
Great-West Lifeco, Inc.	10,775	312,900
Hydro One Ltd. ~	12,685	362,429
Imperial Oil Ltd.	7,876	402,971
Intact Financial Corp.	6,751	1,042,347
Loblaw Cos. Ltd.	6,185	566,233
Magna International, Inc.	10,471	591,150
Manulife Financial Corp.	71,275	1,347,217
National Bank of Canada	13,006	969,007
Nutrien Ltd.	19,254	1,136,709
Pembina Pipeline Corp.	21,201	666,557
Power Corp. of Canada	22,380	602,431
Restaurant Brands International, Inc.	11,387	882,852
Rogers Communications, Inc. Class B (TSE)	13,668	623,585
Royal Bank of Canada	53,389	5,098,906
Shopify, Inc. Class A *	46,118	2,980,655
Sun Life Financial, Inc.	22,604	1,178,360
Suncor Energy, Inc.	51,293	1,504,620
TC Energy Corp.	39,216	1,584,921
Teck Resources Ltd. Class B	17,553	738,558
TELUS Corp.	17,841	347,191
TELUS Corp. *	294	5,721
Thomson Reuters Corp. *	6,233	841,535
Toronto-Dominion Bank	70,175	4,349,552

		57,039,331

China - 0.6%
BOC Hong Kong Holdings Ltd.	142,500	436,524
Budweiser Brewing Co. APAC Ltd. ~	66,300	171,562
Prosus NV *	30,877	2,261,250
Wilmar International Ltd.	74,000	208,473

		3,077,809

Denmark - 2.9%
AP Moller - Maersk AS Class A	119	207,500
AP Moller - Maersk AS Class B	194	341,100
Carlsberg AS Class B	3,793	607,378
Coloplast AS Class B	4,576	572,623
DSV AS	7,171	1,506,207
Genmab AS *	2,542	963,311
Novo Nordisk AS Class B	63,771	10,301,548
Orsted AS ~	7,287	690,824
Vestas Wind Systems AS *	38,902	1,034,300

		16,224,791

Finland - 0.8%
Fortum OYJ	17,282	231,276
Kone OYJ Class B	13,093	684,038
Neste OYJ	16,298	627,526
Nokia OYJ (OMXH)	206,120	863,613
Nordea Bank Abp	124,979	1,361,356
Sampo OYJ Class A	17,716	795,669

		4,563,478

France - 9.8%
Air Liquide SA	20,170	3,617,189
Airbus SE	22,836	3,301,669
AXA SA	70,673	2,088,481
BNP Paribas SA	42,795	2,700,620
Capgemini SE	6,352	1,202,704
Cie de Saint-Gobain	18,876	1,149,291
Cie Generale des Etablissements Michelin SCA	26,134	773,078

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Credit Agricole SA	46,626	$553,631
Danone SA	24,733	1,515,724
Dassault Systemes SE	25,719	1,139,633
Engie SA	70,360	1,171,700
EssilorLuxottica SA	11,416	2,152,717
Hermes International	1,220	2,651,937
Kering SA	2,868	1,583,707
L’Oreal SA	9,277	4,327,500
Legrand SA	10,278	1,019,617
LVMH Moet Hennessy Louis Vuitton SE	10,637	10,029,757
Orange SA	71,730	838,269
Pernod Ricard SA	7,949	1,756,528
Safran SA	13,167	2,063,397
Sartorius Stedim Biotech	1,065	265,988
Societe Generale SA	28,021	728,721
Thales SA	4,049	606,657
TotalEnergies SE	91,135	5,231,570
Vinci SA	20,474	2,378,985

		54,849,070

Germany - 7.3%
adidas AG	6,241	1,211,553
Allianz SE	15,537	3,618,937
BASF SE	34,433	1,672,866
Bayer AG	37,845	2,094,911
Bayerische Motoren Werke AG	12,757	1,569,201
Beiersdorf AG	3,883	514,201
Daimler Truck Holding AG	19,021	685,557
Deutsche Bank AG	74,666	784,946
Deutsche Boerse AG	7,319	1,351,193
Deutsche Post AG	38,771	1,894,438
Deutsche Telekom AG	124,859	2,724,237
E.ON SE	86,487	1,104,820
Fresenius SE & Co. KGaA	16,273	451,360
Hannover Rueck SE	2,323	493,170
Henkel AG & Co. KGaA	4,002	281,718
Infineon Technologies AG	50,307	2,071,754
Mercedes-Benz Group AG	32,970	2,653,798
Merck KGaA	4,979	824,173
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,397	2,026,102
RWE AG	24,356	1,061,344
SAP SE	40,226	5,495,171
Siemens AG	29,277	4,880,502
Siemens Healthineers AG ~	10,863	615,664
Volkswagen AG	1,136	189,881
Vonovia SE	27,592	538,862

		40,810,359

Hong Kong - 2.2%
AIA Group Ltd.	448,600	4,556,204
CK Asset Holdings Ltd.	76,062	422,658
CLP Holdings Ltd.	63,500	494,576
Hang Seng Bank Ltd.	29,500	420,541
Henderson Land Development Co. Ltd.	56,000	166,769
Hong Kong & China Gas Co. Ltd.	431,150	373,371
Hong Kong Exchanges & Clearing Ltd.	46,400	1,758,050
Jardine Matheson Holdings Ltd.	6,100	309,332
Link REIT	97,409	542,288
MTR Corp. Ltd.	59,500	273,913
Prudential PLC	106,061	1,497,940
Sun Hung Kai Properties Ltd.	56,000	707,538
Techtronic Industries Co. Ltd.	53,000	579,587

		12,102,767

Ireland - 0.4%
CRH PLC	28,522	1,573,483
Kerry Group PLC Class A	6,139	599,185

		2,172,668

	Shares	Value
Israel - 0.2%
Check Point Software Technologies Ltd. *	3,722	$467,557
Nice Ltd. *	2,447	503,635

		971,192

Italy - 1.7%
Assicurazioni Generali SpA	39,046	794,038
Enel SpA	313,316	2,112,509
Eni SpA	89,429	1,287,454
Ferrari NV	4,856	1,587,659
Intesa Sanpaolo SpA	621,774	1,630,136
Snam SpA	77,680	405,983
UniCredit SpA	71,025	1,651,585

		9,469,364

Japan - 18.3%
Aeon Co. Ltd.	25,200	516,008
Ajinomoto Co., Inc.	17,300	689,178
Asahi Group Holdings Ltd.	18,600	721,677
Astellas Pharma, Inc.	69,700	1,038,006
Bandai Namco Holdings, Inc.	23,100	534,934
Bridgestone Corp.	22,000	903,797
Canon, Inc.	38,500	1,012,035
Central Japan Railway Co.	5,600	701,631
Chugai Pharmaceutical Co. Ltd.	25,900	737,607
Dai-ichi Life Holdings, Inc.	36,200	688,520
Daiichi Sankyo Co. Ltd.	71,300	2,265,505
Daikin Industries Ltd.	10,200	2,090,034
Daiwa House Industry Co. Ltd.	23,100	610,347
Denso Corp.	16,700	1,126,450
East Japan Railway Co.	11,600	643,260
Eisai Co. Ltd.	9,700	657,408
FANUC Corp.	36,900	1,295,398
Fast Retailing Co. Ltd.	6,700	1,718,381
FUJIFILM Holdings Corp.	14,400	857,997
Fujitsu Ltd.	6,800	880,483
Hitachi Ltd.	36,100	2,244,572
Honda Motor Co. Ltd.	59,300	1,796,426
Hoya Corp.	13,800	1,651,393
ITOCHU Corp.	45,800	1,819,247
Japan Post Bank Co. Ltd.	56,900	443,720
Japan Post Holdings Co. Ltd.	84,400	606,604
Japan Tobacco, Inc.	46,200	1,012,056
Kao Corp.	17,900	649,589
KDDI Corp.	57,700	1,781,956
Keyence Corp.	7,500	3,563,673
Kirin Holdings Co. Ltd.	29,900	436,620
Komatsu Ltd.	35,600	962,909
Kubota Corp.	39,000	570,916
Kyocera Corp.	12,400	674,090
M3, Inc.	17,000	370,678
Marubeni Corp.	58,900	1,003,892
Mitsubishi Corp.	47,700	2,306,147
Mitsubishi Electric Corp.	74,400	1,051,781
Mitsubishi Estate Co. Ltd.	43,400	515,606
Mitsubishi UFJ Financial Group, Inc.	439,900	3,242,535
Mitsui & Co. Ltd.	50,600	1,915,100
Mitsui Fudosan Co. Ltd.	34,700	691,619
Mizuho Financial Group, Inc.	92,900	1,420,020
MS&AD Insurance Group Holdings, Inc.	16,500	584,303
Murata Manufacturing Co. Ltd.	22,100	1,269,444
Nexon Co. Ltd.	15,000	287,650
Nidec Corp.	16,100	887,197
Nintendo Co. Ltd.	40,000	1,823,532
Nippon Paint Holdings Co. Ltd.	36,500	302,074
Nippon Telegraph & Telephone Corp.	1,150,000	1,360,802
Nissan Motor Co. Ltd.	89,400	366,909
Nomura Holdings, Inc.	112,100	427,383
Nomura Research Institute Ltd.	14,900	411,649

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
NTT Data Corp.	24,300	$340,708
Obic Co. Ltd.	2,700	433,372
Olympus Corp.	46,300	732,714
Omron Corp.	6,800	417,532
Oriental Land Co. Ltd.	42,000	1,637,411
ORIX Corp.	45,200	824,276
Otsuka Holdings Co. Ltd.	15,000	550,225
Panasonic Holdings Corp.	85,100	1,043,490
Recruit Holdings Co. Ltd.	55,500	1,771,300
Renesas Electronics Corp. *	49,000	924,743
Secom Co. Ltd.	8,100	548,196
Sekisui House Ltd.	23,700	478,730
Seven & i Holdings Co. Ltd.	29,000	1,252,862
Shimano, Inc.	3,000	502,222
Shin-Etsu Chemical Co. Ltd.	70,200	2,345,939
Shionogi & Co. Ltd.	10,100	426,012
Shiseido Co. Ltd.	15,400	698,078
SMC Corp.	2,200	1,222,676
SoftBank Corp.	110,600	1,181,793
SoftBank Group Corp.	39,600	1,867,520
Sompo Holdings, Inc.	12,100	542,918
Sony Group Corp.	48,600	4,387,130
Sumitomo Corp.	43,400	920,730
Sumitomo Mitsui Financial Group, Inc.	50,300	2,155,829
Sumitomo Realty & Development Co. Ltd.	11,000	272,590
Suzuki Motor Corp.	14,200	514,932
Sysmex Corp.	6,500	445,230
Takeda Pharmaceutical Co. Ltd.	61,000	1,916,775
Terumo Corp.	25,900	824,906
Tokio Marine Holdings, Inc.	69,400	1,599,917
Tokyo Electron Ltd.	17,300	2,491,692
Toshiba Corp.	15,900	498,931
Toyota Industries Corp.	5,600	401,207
Toyota Motor Corp.	408,500	6,565,446
Toyota Tsusho Corp.	8,200	409,804
Unicharm Corp.	15,500	576,365
Z Holdings Corp.	102,900	247,998

		102,112,947

Luxembourg - 0.1%
ArcelorMittal SA	18,599	507,458

Macau - 0.2%
Galaxy Entertainment Group Ltd. *	84,000	535,140
Sands China Ltd. *	93,600	320,553

		855,693

Netherlands - 5.3%
Adyen NV * ~	836	1,447,674
Akzo Nobel NV	6,565	536,710
Argenx SE *	2,145	836,541
ASML Holding NV	15,530	11,264,355
Ferrovial SE	19,616	620,102
Heineken Holding NV	4,438	386,204
Heineken NV	9,985	1,026,823
ING Groep NV	139,433	1,879,779
Koninklijke Ahold Delhaize NV	37,586	1,281,420
Koninklijke Philips NV *	35,859	776,980
Shell PLC	263,791	7,869,325
Universal Music Group NV	31,562	701,143
Wolters Kluwer NV	9,920	1,259,577

		29,886,633

Norway - 0.4%
Aker BP ASA	12,173	285,596
DNB Bank ASA	35,835	670,140
Equinor ASA	36,698	1,068,603
Telenor ASA	26,955	273,311

		2,297,650

	Shares	Value
Portugal - 0.1%
EDP - Energias de Portugal SA	112,828	$551,465

Singapore - 1.2%
DBS Group Holdings Ltd.	69,754	1,628,949
Grab Holdings Ltd. Class A *	71,959	246,819
Oversea-Chinese Banking Corp. Ltd.	130,457	1,186,766
Sea Ltd. ADR *	14,055	815,752
Singapore Telecommunications Ltd.	318,100	589,175
STMicroelectronics NV	26,329	1,313,116
United Overseas Bank Ltd.	48,700	1,010,586

		6,791,163

South Africa - 0.2%
Anglo American PLC	48,950	1,393,777

Spain - 2.4%
Aena SME SA ~	2,889	467,575
Amadeus IT Group SA *	17,354	1,321,513
Banco Bilbao Vizcaya Argentaria SA	232,296	1,784,662
Banco Santander SA	633,851	2,346,604
CaixaBank SA (SIBE)	158,950	658,421
Cellnex Telecom SA ~	21,772	879,671
EDP Renovaveis SA	9,990	199,635
Endesa SA	12,235	262,901
Iberdrola SA	224,252	2,928,463
Industria de Diseno Textil SA	42,021	1,629,902
Naturgy Energy Group SA	4,856	144,760
Telefonica SA	200,229	812,921

		13,437,028

Sweden - 2.4%
Assa Abloy AB Class B	38,610	928,067
Atlas Copco AB Class A	103,535	1,494,722
Atlas Copco AB Class B	60,054	748,782
Epiroc AB Class A	25,397	481,066
Epiroc AB Class B	15,009	242,927
EQT AB	13,699	263,729
Essity AB Class B	23,464	624,885
Evolution AB ~	7,060	894,670
H & M Hennes & Mauritz AB Class B	25,320	435,436
Hexagon AB Class B	79,975	983,718
Investor AB Class A	17,709	354,416
Investor AB Class B	65,784	1,316,014
Sandvik AB	41,073	801,917
Skandinaviska Enskilda Banken AB Class A	62,248	688,479
Svenska Handelsbanken AB Class A	56,188	470,420
Swedbank AB Class A	32,706	551,950
Telefonaktiebolaget LM Ericsson Class B	112,436	610,898
Volvo AB Class A	7,703	164,178
Volvo AB Class B	58,142	1,203,249

		13,259,523

Switzerland - 5.6%
ABB Ltd.	60,549	2,382,048
Alcon, Inc.	19,249	1,596,942
Chocoladefabriken Lindt & Spruengli AG	43	986,822
Cie Financiere Richemont SA Class A	20,109	3,415,875
DSM-Firmenich AG *	6,733	724,566
Givaudan SA	356	1,180,831
Kuehne & Nagel International AG	2,093	620,003
Lonza Group AG	2,869	1,714,837
Novartis AG	78,961	7,960,801
Partners Group Holding AG	874	824,042
Schindler Holding AG	2,473	571,909
SGS SA	5,774	546,226
Sika AG	5,626	1,611,290

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Sonova Holding AG	2,003	$534,475
Straumann Holding AG	4,300	699,206
Swisscom AG	998	622,893
UBS Group AG (XVTX)	126,732	2,568,688
Zurich Insurance Group AG	5,796	2,757,091

		31,318,545

United Arab Emirates - 0.0%
NMC Health PLC*	4,009	8

United Kingdom - 9.5%
Ashtead Group PLC	16,894	1,171,275
Associated British Foods PLC	13,517	342,289
AstraZeneca PLC	59,704	8,558,819
Aviva PLC	107,316	539,934
BAE Systems PLC	117,628	1,386,979
Barclays PLC	598,938	1,170,079
BP PLC	681,647	3,968,804
British American Tobacco PLC	81,827	2,718,736
BT Group PLC	267,822	416,767
CK Hutchison Holdings Ltd.	103,500	631,696
Coca-Cola Europacific Partners PLC	7,924	510,543
Compass Group PLC	67,218	1,882,313
Diageo PLC	86,857	3,734,065
HSBC Holdings PLC	769,629	6,093,795
Imperial Brands PLC	33,819	748,565
Legal & General Group PLC	230,118	666,260
Lloyds Banking Group PLC	2,552,535	1,414,994
London Stock Exchange Group PLC	15,469	1,646,417
National Grid PLC	141,663	1,878,219
NatWest Group PLC	220,905	675,194
Reckitt Benckiser Group PLC	27,588	2,073,259
RELX PLC	73,304	2,445,471
SSE PLC	42,001	984,927
Standard Chartered PLC	92,721	806,680
Tesco PLC	281,918	889,322
Unilever PLC	97,308	5,067,234
Vodafone Group PLC	883,857	833,326

		53,255,962

United States - 7.6%
CSL Ltd.	18,582	3,440,993
Experian PLC	35,408	1,358,994
GSK PLC	157,747	2,795,679
Haleon PLC	195,656	803,063
Holcim AG *	21,354	1,439,413
Nestle SA	105,937	12,743,323
Roche Holding AG	28,297	8,672,105
Sanofi	43,713	4,705,956
Schneider Electric SE	20,900	3,797,042
Stellantis NV	86,653	1,523,429
Swiss Re AG	11,620	1,170,864

		42,450,861

Total Common Stocks (Cost $508,078,444)		539,272,686

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.0%
Fixed Income Clearing Corp. 4.700% due 07/03/23 (Dated 06/30/23, repurchase price of $11,369,538; collateralized by U.S. Treasury Notes: 3.750% due 04/15/26 and value $11,592,460)	$11,365,087	$11,365,087

U.S. Treasury Bills - 0.1%
5.126% due 09/07/23 ‡	300,000	297,179

Total Short-Term Investments (Cost $11,662,180)		11,662,266

TOTAL INVESTMENTS - 99.2% (Cost $523,495,799)		554,035,673

DERIVATIVES - 0.0%		153,109

OTHER ASSETS & LIABILITIES, NET - 0.8%		4,469,148

NET ASSETS - 100.0%		$558,657,930

Notes to Schedule of Investments

(a)	As of June 30, 2023, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.4%
Financial	21.8%
Consumer, Cyclical	13.8%
Industrial	12.1%
Energy	6.2%
Technology	5.8%
Basic Materials	5.5%
Communications	4.6%
Others (each less than 3.0%)	5.0%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of June 30, 2023, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	18.3%
Canada	10.2%
France	9.8%
United States (Includes Short-Term Investments)	9.7%
United Kingdom	9.5%
Germany	7.9%
Australia	6.4%
Switzerland	5.6%
Netherlands	5.3%
Others (each less than 3.0%)	16.5%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(c)	As of June 30, 2023, investments with a total aggregate value of $297,179 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2023 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	09/23	135	$14,417,861	$14,549,625	$131,764
S&P/TSX 60 Index	09/23	8	1,450,450	1,471,795	21,345

Total Futures Contracts					$153,109

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:

		Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$3,100,721	$-	$3,100,721	$-
	Common Stocks
	Australia	35,606,823	-	35,606,823	-
	Austria	210,432	-	210,432	-
	Belgium	3,303,281	-	3,303,281	-
	Brazil	752,608	752,608	-	-
	Canada	57,039,331	56,806,113	233,218	-
	China	3,077,809	-	3,077,809	-
	Denmark	16,224,791	-	16,224,791	-
	Finland	4,563,478	-	4,563,478	-
	France	54,849,070	-	54,849,070	-
	Germany	40,810,359	-	40,810,359	-
	Hong Kong	12,102,767	-	12,102,767	-
	Ireland	2,172,668	-	2,172,668	-
	Israel	971,192	467,557	503,635	-
	Italy	9,469,364	-	9,469,364	-
	Japan	102,112,947	-	102,112,947	-
	Luxembourg	507,458	-	507,458	-
	Macau	855,693	-	855,693	-
	Netherlands	29,886,633	620,102	29,266,531	-
	Norway	2,297,650	-	2,297,650	-
	Portugal	551,465	-	551,465	-
	Singapore	6,791,163	1,062,571	5,728,592	-
	South Africa	1,393,777	-	1,393,777	-
	Spain	13,437,028	-	13,437,028	-
	Sweden	13,259,523	-	13,259,523	-
	Switzerland	31,318,545	724,566	30,593,979	-
	United Arab Emirates	8	-	8	-
	United Kingdom	53,255,962	510,543	52,745,419	-
	United States	42,450,861	-	42,450,861	-

	Total Common Stocks	539,272,686	60,944,060	478,328,626	-

	Short-Term Investments	11,662,266	-	11,662,266	-
	Derivatives:
	Equity Contracts
	Futures	153,109	153,109	-	-

	Total Assets	554,188,782	61,097,169	493,091,613	-

Liabilities	Due to custodian	(312,837)	-	(312,837)	-

	Total Liabilities	(312,837)	-	(312,837)	-

	Total	$553,875,945	$61,097,169	$492,778,776	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-296 and A-297

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2023 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2023. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2023. If the maturity date has expired, no date will be shown.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2023.
Ω	The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees (“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).
f	All or a portion of this senior loan is unfunded as of June 30, 2023. The interest rate for fully unfunded terms loans is to be determined.
◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

Counterparty and Exchange Abbreviations:
BNP	BNP Paribas
BNY	Bank of New York Mellon
BOA	Bank of America
BRC	Barclays
CBOE	Chicago Board of Options Exchange
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC

ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SGN	Societe Generale
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian leu
RUB	Russian Ruble
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2023 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2023 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Intermediate Bond Portfolio
ASSETS
Investments, at value (excluding derivatives)	$911,948,474	$2,124,012,630	$281,157,387	$483,291,844	$646,239,459	$1,306,082,528
Cash	1,452,524	-	1,108,378	-	-	-
Cash (segregated for derivative investments)	-	2,490,548	-	-	2,031,000	-
Foreign currency held, at value	-	15,692,024	-	-	1,758,330	59
Receivables:
Dividends and interest	9,051,267	15,875,429	2,755,422	8,819,478	2,027,668	8,098,961
Fund shares sold	74,380	284,734	-	5,019,494	129,751	343,114
Securities sold	13,633,820	9,345,426	29,970,055	10,718,935	238,324,001	2,462,237
Variation margin on futures contracts	-	5,595,046	-	-	247,613	-
Variation margin on swap agreements	-	26,139,767	-	-	1,471,872	-
Forward foreign currency contracts appreciation	-	2,281,372	-	-	701,334	-
Outstanding purchased options, at value	-	4,569,427	-	-	899,558	-
Prepaid expenses and other assets	3,504	12,938	3,142	5,056	12,845	7,416
Total Assets	936,163,969	2,206,299,341	314,994,384	507,854,807	893,843,431	1,316,994,315
LIABILITIES
Payables:
Fund shares redeemed	11	11,947	155,421	39,239	233,459	10
Securities purchased	17,929,895	80,731,642	42,142,370	6,792,272	123,003,164	13,166,538
Sale-buyback financing transactions	-	-	-	-	216,449,643	-
Due to custodian	-	20,556,181	-	-	1,332,175	-
Due to broker	-	-	-	-	290,000	-
Swap agreements	-	1,563	-	-	819	-
Accrued advisory fees	376,077	685,354	144,089	163,567	180,415	428,421
Accrued service fees	7,852	101,090	40,749	37,527	44,581	2,567
Accrued support service expenses	7,910	45,904	14,326	19,602	12,901	26,193
Accrued custodian and portfolio accounting fees	44,097	399,539	126,199	62,008	72,033	69,663
Accrued shareholder report expenses	2,088	17,128	2,921	5,119	3,478	6,374
Accrued trustees’ fees and deferred compensation	6,677	124,922	23,638	43,092	29,122	4,365
Accrued foreign capital gains tax	-	12,391	-	-	-	-
Accrued other	14,941	73,944	72,615	30,789	21,882	37,273
Forward foreign currency contracts depreciation	-	6,016,823	-	-	1,069,120	-
Outstanding options written, at value	-	5,116,741	-	-	1,827,705	-
Swap agreements depreciation	-	-	-	-	2,196,804	-
Total Liabilities	18,389,548	113,895,169	42,722,328	7,193,215	346,767,301	13,741,404
NET ASSETS	$917,774,421	$2,092,404,172	$272,272,056	$500,661,592	$547,076,130	$1,303,252,911
NET ASSETS CONSIST OF:
Paid-in capital	$854,230,892	$1,277,753,085	$127,473,890	$92,186,886	$566,727,465	$1,440,626,399
Undistributed/accumulated earnings (deficit)	63,543,529	814,651,087	144,798,166	408,474,706	(19,651,335)	(137,373,488)
NET ASSETS	$917,774,421	$2,092,404,172	$272,272,056	$500,661,592	$547,076,130	$1,303,252,911
Class I Shares:
Net Assets	$47,965,325	$617,379,752	$250,443,466	$230,244,493	$269,937,566	$16,422,062
Shares outstanding, $.001 par value (unlimited shares authorized)	4,161,550	61,731,278	17,220,386	24,741,686	22,817,489	1,848,491
Net Asset Value Per Share	$11.53	$10.00	$14.54	$9.31	$11.83	$8.88
Class P Shares:
Net Assets	$869,809,096	$1,475,024,420	$21,828,590	$270,417,099	$277,138,564	$1,286,830,849
Shares outstanding, $.001 par value (unlimited shares authorized)	74,246,240	108,364,626	1,471,175	26,324,997	20,461,582	144,366,456
Net Asset Value Per Share	$11.72	$13.61	$14.84	$10.27	$13.54	$8.91

Investments, at cost (excluding derivatives)	$965,308,753	$2,344,921,623	$283,505,322	$520,040,158	$711,316,550	$1,445,660,402
Foreign currency held, at cost	-	15,213,897	-	-	2,592,275	53
Outstanding purchased options, at cost	-	3,070,522	-	-	254,483	-
Premiums received from outstanding options written	-	3,738,658	-	-	784,913	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$3,273,668,674	$2,313,097,291	$135,225,336	$1,441,004,148	$4,266,220,305	$943,787,689
Cash	1,462,200	1,850,058	876,871	33,341	24,782	-
Cash (segregated for derivative investments)	17,810,000	-	320,000	-	1,561,400	-
Foreign currency held, at value	4,645,114	443	25,592	102,589	-	-
Receivables:
Dividends and interest	17,065,649	17,331,005	3,089,377	1,879,063	2,775,260	367,057
Fund shares sold	439,954	658,246	3,784	3,710	740,283	-
Securities sold	981,011,221	3,853,153	2,113,628	2,077,116	-	-
Variation margin on futures contracts	369,236	-	52,396	-	360,552	-
Variation margin on swap agreements	1,743,929	-	981,679	-	-	-
Forward foreign currency contracts appreciation	1,048,425	-	285,094	-	-	-
Outstanding purchased options, at value	1,192,980	-	-	-	-	-
Swap agreements appreciation	175,135	-	-	-	-	-
Prepaid expenses and other assets	14,450	7,983	3,116	7,675	21,584	5,455
Total Assets	4,300,646,967	2,336,798,179	142,976,873	1,445,107,642	4,271,704,166	944,160,201
LIABILITIES
Payables:
Fund shares redeemed	1,467	25,680	3,987	949,185	1,903,726	860,763
Securities purchased	1,885,944,229	26,952,990	3,276,213	2,511,654	-	352,512
Securities sold short, at value	35,638,032	-	-	-	-	-
Due to broker	1,621,000	-	250,000	-	-	-
Swap agreements	205	-	63	-	-	-
Variation margin on futures contracts	-	1,986,575	-	-	-	-
Accrued advisory fees	750,330	759,679	83,624	723,374	168,478	541,704
Accrued service fees	107,743	70,763	3,658	94,895	561,862	42,919
Accrued support service expenses	46,420	21,321	4,429	24,888	71,592	18,437
Accrued custodian and portfolio accounting fees	189,151	89,027	71,530	60,502	152,667	49,469
Accrued shareholder report expenses	12,577	6,020	1,334	7,213	19,820	4,690
Accrued trustees’ fees and deferred compensation	127,791	51,327	19,596	42,047	97,798	2,656
Accrued foreign capital gains tax	-	-	15,737	-	-	-
Accrued dividends and interest	73,761	-	-	-	-	3
Accrued other	74,982	40,579	15,376	39,886	106,535	28,064
Forward foreign currency contracts depreciation	2,202,696	-	174,256	-	-	-
Outstanding options written, at value	5,002,873	-	-	-	-	-
Swap premiums received	718,912	-	140,829	-	-	-
Swap agreements depreciation	18,745	-	38,238	-	-	-
Other liabilities	-	-	-	2,317	-	-
Total Liabilities	1,932,530,914	30,003,961	4,098,870	4,455,961	3,082,478	1,901,217
NET ASSETS	$2,368,116,053	$2,306,794,218	$138,878,003	$1,440,651,681	$4,268,621,688	$942,258,984
NET ASSETS CONSIST OF:
Paid-in capital	$1,692,740,245	$2,222,541,178	$64,212,735	$185,152,804	$205,418,954	$913,772,862
Undistributed/accumulated earnings (deficit)	675,375,808	84,253,040	74,665,268	1,255,498,877	4,063,202,734	28,486,122
NET ASSETS	$2,368,116,053	$2,306,794,218	$138,878,003	$1,440,651,681	$4,268,621,688	$942,258,984
Class I Shares:
Net Assets	$655,057,712	$429,050,203	$22,600,770	$591,932,779	$3,504,166,449	$268,189,377
Shares outstanding, $.001 par value (unlimited shares authorized)	50,379,011	41,478,213	1,906,263	16,800,046	30,855,014	5,104,177
Net Asset Value Per Share	$13.00	$10.34	$11.86	$35.23	$113.57	$52.54
Class P Shares:
Net Assets	$1,713,058,341	$1,877,744,015	$116,277,233	$848,718,902	$764,455,239	$674,069,607
Shares outstanding, $.001 par value (unlimited shares authorized)	118,428,453	173,067,604	9,595,368	21,756,738	6,459,282	12,503,549
Net Asset Value Per Share	$14.46	$10.85	$12.12	$39.01	$118.35	$53.91

Investments, at cost (excluding derivatives)	$3,460,317,885	$2,376,811,350	$139,957,980	$1,038,888,888	$2,364,509,969	$839,381,898
Foreign currency held, at cost	4,733,446	443	9,369	102,144	-	-
Proceeds from securities sold short	35,808,961	-	-	-	-	-
Outstanding purchased options, at cost	829,945	-	-	-	-	-
Premiums received from outstanding options written	1,885,612	-	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

	Growth Portfolio	Hedged Equity Portfolio	Large-Cap Core Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Mid-Cap Equity Portfolio
ASSETS
Investments, at value (excluding derivatives)	$1,408,827,660	$208,602,531	$1,453,770,175	$999,361,716	$1,159,388,106	$600,050,994
Cash	-	-	64,052	-	-	-
Cash (segregated for derivative investments)	-	456,000	-	-	-	-
Foreign currency held, at value	453	-	302	228,225	302	-
Receivables:
Dividends and interest	391,162	153,872	969,173	283,938	1,768,625	393,241
Fund shares sold	14,394	562,359	19,570	-	29,487	39,840
Securities sold	-	4,925,087	28,934,043	221,555	13,381,396	2,218,874
Variation margin on futures contracts	-	98,713	-	-	-	-
Outstanding purchased options, at value	-	1,908,725	-	-	-	-
Prepaid expenses and other assets	9,118	907	6,504	4,854	6,453	3,411
Total Assets	1,409,242,787	216,708,194	1,483,763,819	1,000,100,288	1,174,574,369	602,706,360
LIABILITIES
Payables:
Fund shares redeemed	1,011,286	3,359	877,595	923,643	1,026,914	326,204
Securities purchased	-	11,137,385	26,290,291	389,252	4,711,038	4,683,886
Due to custodian	-	195,142	-	83	-	-
Accrued advisory fees	621,574	95,068	530,207	511,863	574,787	310,777
Accrued service fees	122,138	30,816	94,655	55,793	69,547	61,546
Accrued support service expenses	23,296	2,613	19,769	16,065	21,350	11,735
Accrued custodian and portfolio accounting fees	64,188	41,542	54,222	44,887	-	35,644
Accrued shareholder report expenses	7,151	385	5,281	4,629	6,035	3,456
Accrued trustees’ fees and deferred compensation	64,632	-	66,953	46,841	66,718	34,030
Accrued dividends and interest	41	-	-	7	-	-
Accrued offering expenses	-	22,365	-	-	-	-
Accrued other	38,564	10,215	58,285	24,234	24,313	20,328
Outstanding options written, at value	-	1,813,175	-	-	-	-
Total Liabilities	1,952,870	13,352,065	27,997,258	2,017,297	6,500,702	5,487,606
NET ASSETS	$1,407,289,917	$203,356,129	$1,455,766,561	$998,082,991	$1,168,073,667	$597,218,754
NET ASSETS CONSIST OF:
Paid-in capital	($282,703,675)	$186,196,016	$401,204,707	($722,134,864)	($1,099,442,962)	$1,540,716,236
Undistributed/accumulated earnings (deficit)	1,689,993,592	17,160,113	1,054,561,854	1,720,217,855	2,267,516,629	(943,497,482)
NET ASSETS	$1,407,289,917	$203,356,129	$1,455,766,561	$998,082,991	$1,168,073,667	$597,218,754
Class I Shares:
Net Assets	$761,809,104	$197,754,793	$586,262,813	$346,714,045	$433,008,939	$386,507,694
Shares outstanding, $.001 par value (unlimited shares authorized)	13,782,846	18,051,172	9,213,872	17,280,613	12,764,717	12,728,958
Net Asset Value Per Share	$55.27	$10.96	$63.63	$20.06	$33.92	$30.36
Class P Shares:
Net Assets	$645,480,813	$5,601,336	$869,503,748	$651,368,946	$735,064,728	$210,711,060
Shares outstanding, $.001 par value (unlimited shares authorized)	10,725,047	509,079	12,168,986	27,331,283	19,571,586	5,582,591
Net Asset Value Per Share	$60.18	$11.00	$71.45	$23.83	$37.56	$37.74

Investments, at cost (excluding derivatives)	$1,000,487,468	$189,928,974	$1,299,755,780	$828,689,100	$798,471,185	$554,702,495
Foreign currency held, at cost	456	-	304	225,154	302	-
Outstanding purchased options, at cost	-	1,909,180	-	-	-	-
Premiums received from outstanding options written	-	1,812,265	-	-	-	-
Commitments and contingent liabilities (1)	-	-	-	-	-	-

(1)	The Hedged Equity Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio
ASSETS
Investments, at value (excluding derivatives)	$717,011,247	$482,320,131	$220,820,736	$287,026,914	$661,202,552	$273,866,357
Cash	-	67,491	-	-	13,791	70,490
Cash (segregated for derivative investments)	-	-	78,800	-	394,600	-
Foreign currency held, at value	-	-	15,091	2,098	1,393	-
Receivables:
Dividends and interest	223,128	459,205	329,616	67,915	644,806	213,724
Fund shares sold	11,046	8,932	24,361	42,635	353,864	50,913
Securities sold	1,218,497	953,152	800,935	1,564,740	2,323	3,789,178
Variation margin on futures contracts	-	-	3,686	-	18,900	-
Prepaid expenses and other assets	4,546	3,572	2,793	1,544	3,656	2,164
Total Assets	718,468,464	483,812,483	222,076,018	288,705,846	662,635,885	277,992,826
LIABILITIES
Payables:
Fund shares redeemed	670,428	706,191	125,769	163,153	100,093	83,868
Securities purchased	1,346,229	1,515,613	1,268,491	2,934,159	5,027,565	989,978
Due to custodian	-	-	1,117	-	-	-
Accrued advisory fees	381,802	271,251	115,800	137,468	158,755	168,766
Accrued service fees	62,018	21,611	14,728	24,802	86,232	30,870
Accrued support service expenses	16,427	12,446	5,950	5,364	13,183	8,017
Accrued custodian and portfolio accounting fees	42,190	37,080	41,770	29,614	51,225	19,663
Accrued shareholder report expenses	4,769	3,723	1,865	1,405	3,797	2,496
Accrued trustees’ fees and deferred compensation	27,867	28,785	14,334	12,165	30,890	16,665
Accrued dividends and interest	-	-	-	5	-	-
Accrued other	27,308	22,021	20,592	10,515	46,966	16,462
Total Liabilities	2,579,038	2,618,721	1,610,416	3,318,650	5,518,706	1,336,785
NET ASSETS	$715,889,426	$481,193,762	$220,465,602	$285,387,196	$657,117,179	$276,656,041
NET ASSETS CONSIST OF:
Paid-in capital	($338,023,415)	($919,208,571)	($224,074,245)	$157,270,424	$103,676,316	($65,545,254)
Undistributed/accumulated earnings (deficit)	1,053,912,841	1,400,402,333	444,539,847	128,116,772	553,440,863	342,201,295
NET ASSETS	$715,889,426	$481,193,762	$220,465,602	$285,387,196	$657,117,179	$276,656,041
Class I Shares:
Net Assets	$396,295,925	$134,718,577	$92,163,250	$155,199,970	$536,071,453	$190,098,693
Shares outstanding, $.001 par value (unlimited shares authorized)	15,131,168	4,928,203	3,382,759	5,986,377	17,833,249	7,429,923
Net Asset Value Per Share	$26.19	$27.34	$27.24	$25.93	$30.06	$25.59
Class P Shares:
Net Assets	$319,593,501	$346,475,185	$128,302,352	$130,187,226	$121,045,726	$86,557,348
Shares outstanding, $.001 par value (unlimited shares authorized)	11,034,146	8,495,452	3,579,629	4,222,191	3,938,677	2,754,326
Net Asset Value Per Share	$28.96	$40.78	$35.84	$30.83	$30.73	$31.43

Investments, at cost (excluding derivatives)	$636,994,610	$393,526,482	$237,028,763	$300,920,898	$596,443,448	$309,899,447
Foreign currency held, at cost	-	-	15,096	2,084	1,501	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

	Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Growth Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio
ASSETS
Investments, at value (excluding derivatives)	$1,010,010,696	$795,432,169	$793,244,753	$765,133,869	$962,494,294	$200,369,943
Cash	-	-	-	8,677,700	54,701	-
Foreign currency held, at value	758	-	2,922,265	-	272,297	1,408,507
Receivables:
Dividends and interest	2,280,901	797,761	1,504,078	1,455,182	12,266,085	1,877,702
Fund shares sold	14,574	4,512	108,364	1,422	8,703	313,758
Securities sold	10,483,133	6,301,318	290,457	-	-	151,938
Forward foreign currency contracts appreciation	67,718	-	-	-	-	-
Prepaid expenses and other assets	5,583	4,386	6,188	3,212	7,880	2,725
Total Assets	1,022,863,363	802,540,146	798,076,105	775,271,385	975,103,960	204,124,573
LIABILITIES
Payables:
Fund shares redeemed	615,520	758,537	300,530	72,175	189,942	7,699
Securities purchased	5,480,420	4,583,930	66,353	14,600	52,460	344,810
Accrued advisory fees	527,209	428,326	524,337	447,742	592,903	139,948
Accrued service fees	38,182	16,628	55,396	589	94,800	12,828
Accrued support service expenses	17,022	14,247	13,789	9,774	20,669	6,236
Accrued custodian and portfolio accounting fees	65,909	40,542	141,180	52,715	37,253	45,419
Accrued shareholder report expenses	4,966	4,291	4,242	2,650	5,744	1,697
Accrued trustees’ fees and deferred compensation	33,499	24,796	59,274	-	64,609	24,295
Accrued foreign capital gains tax	-	-	3,702,658	-	637,399	-
Accrued dividends and interest	-	-	-	-	31	-
Accrued offering expenses	-	-	-	12,558	-	-
Accrued other	28,677	24,022	25,199	13,664	43,396	12,526
Forward foreign currency contracts depreciation	7,117	-	-	-	-	-
Other liabilities	-	-	-	-	93	-
Total Liabilities	6,818,521	5,895,319	4,892,958	626,467	1,739,299	595,458
NET ASSETS	$1,016,044,842	$796,644,827	$793,183,147	$774,644,918	$973,364,661	$203,529,115
NET ASSETS CONSIST OF:
Paid-in capital	$89,433,138	($210,568,085)	$47,034,997	$858,581,925	($302,569,769)	($309,282,580)
Undistributed/accumulated earnings (deficit)	926,611,704	1,007,212,912	746,148,150	(83,937,007)	1,275,934,430	512,811,695
NET ASSETS	$1,016,044,842	$796,644,827	$793,183,147	$774,644,918	$973,364,661	$203,529,115
Class I Shares:
Net Assets	$235,965,556	$98,199,182	$337,110,144	$3,513,435	$582,336,696	$78,062,531
Shares outstanding, $.001 par value (unlimited shares authorized)	12,028,653	4,130,760	18,527,664	403,772	43,631,846	6,554,813
Net Asset Value Per Share	$19.62	$23.77	$18.19	$8.70	$13.35	$11.91
Class P Shares:
Net Assets	$780,079,286	$698,445,645	$456,073,003	$771,131,483	$391,027,965	$125,466,584
Shares outstanding, $.001 par value (unlimited shares authorized)	34,459,042	28,789,208	23,992,335	88,167,476	27,011,216	7,574,634
Net Asset Value Per Share	$22.64	$24.26	$19.01	$8.75	$14.48	$16.56

Investments, at cost (excluding derivatives)	$990,787,062	$641,813,312	$742,497,797	$761,904,523	$768,925,607	$210,045,833
Foreign currency held, at cost	762	-	2,979,474	-	271,401	1,425,879

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	ESG Diversified Portfolio	ESG Diversified Growth Portfolio
ASSETS
Investments, at value (excluding derivatives)	$847,634,568	$408,615,135	$343,045,036	$263,932,374	$24,746,589	$13,475,510
Cash	-	-	52,737	-	-	-
Foreign currency held, at value	1,053,942	734	-	-	-	-
Receivables:
Dividends and interest	9,161,457	444,169	1,765,457	16,633	23,092	7,990
Fund shares sold	7,009	5,414	67,897	15,704	48,046	194
Securities sold	8,091,980	1,627,690	527,345	-	-	200
Due from adviser	-	-	-	-	3,024	3,613
Prepaid expenses and other assets	7,072	2,319	2,472	3,112	117	69
Total Assets	865,956,028	410,695,461	345,460,944	263,967,823	24,820,868	13,487,576
LIABILITIES
Payables:
Fund shares redeemed	351,524	101,331	80,873	325,348	-	394
Securities purchased	8,734,667	242,092	17,865	-	71,140	7,991
Accrued advisory fees	453,733	300,062	210,790	193,897	3,863	2,172
Accrued service fees	49,493	66,351	33,920	42,824	3,836	2,012
Accrued support service expenses	18,701	7,858	8,522	4,062	402	185
Accrued custodian and portfolio accounting fees	99,537	27,044	28,902	21,340	18,538	18,990
Accrued shareholder report expenses	5,032	2,147	2,634	1,181	93	62
Accrued trustees’ fees and deferred compensation	50,336	12,269	21,929	5,613	-	-
Accrued foreign capital gains tax	275,230	-	-	-	-	-
Accrued dividends and interest	-	-	-	8	-	-
Accrued offering expenses	-	-	-	-	22,475	12,675
Accrued other (1)	37,001	15,546	16,885	8,529	7,311	7,143
Forward foreign currency contracts depreciation	-	113,630	-	-	-	-
Other liabilities	27,792	-	-	-	-	-
Total Liabilities	10,103,046	888,330	422,320	602,802	127,658	51,624
NET ASSETS	$855,852,982	$409,807,131	$345,038,624	$263,365,021	$24,693,210	$13,435,952
NET ASSETS CONSIST OF:
Paid-in capital	$1,489,699,007	($79,123,000)	$256,464,525	$121,846,238	$25,104,624	$14,104,876
Undistributed/accumulated earnings (deficit)	(633,846,025)	488,930,131	88,574,099	141,518,783	(411,414)	(668,924)
NET ASSETS	$855,852,982	$409,807,131	$345,038,624	$263,365,021	$24,693,210	$13,435,952
Class I Shares:
Net Assets	$303,720,360	$407,730,066	$209,108,094	$261,695,385	$24,527,495	$12,447,979
Shares outstanding, $.001 par value (unlimited shares authorized)	19,428,539	6,576,123	6,702,905	18,801,353	2,523,273	1,361,172
Net Asset Value Per Share	$15.63	$62.00	$31.20	$13.92	$9.72	$9.15
Class P Shares:
Net Assets	$552,132,622	$2,077,065	$135,930,530	$1,669,636	$165,715	$987,973
Shares outstanding, $.001 par value (unlimited shares authorized)	31,243,742	30,301	4,139,456	93,901	16,974	107,742
Net Asset Value Per Share	$17.67	$68.55	$32.84	$17.78	$9.76	$9.17

Investments, at cost (excluding derivatives)	$780,665,826	$346,314,603	$350,419,098	$205,365,451	$24,542,845	$13,264,368
Foreign currency held, at cost	1,050,296	737	-	-	-	-
Commitments and contingent liabilities (2)	-	-	-	-	-	-

(1)	Accrued other for the ESG Diversified and ESG Diversified Growth Portfolios includes $6,872 and $6,888 in accrued transfer agency fees, respectively.
(2)	The ESG Diversified Portfolio and ESG Diversified Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

	PSF Avantis Balanced Allocation Portfolio	Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio
ASSETS
Investments, at value (excluding derivatives)	$332,322,841	$-	$-	$-	$-	$-
Investments in affiliated mutual funds, at value	-	514,142,724	2,484,005,213	1,883,013,557	1,138,560,440	1,632,656,946
Receivables:
Dividends and interest	158,619	-	-	-	-	-
Fund shares sold	5,990	6,240	271,304	160,461	394	518,464
Securities sold	734,958	1,103,208	164,291	222,167	1,139,933	-
Prepaid expenses and other assets	1,981	2,938	13,726	10,047	6,583	9,356
Total Assets	333,224,389	515,255,110	2,484,454,534	1,883,406,232	1,139,707,350	1,633,184,766
LIABILITIES
Payables:
Fund shares redeemed	740,948	1,109,448	435,595	382,628	1,140,327	163,669
Securities purchased	158,619	-	-	-	-	354,796
Accrued advisory fees	37,947	84,530	404,563	304,494	93,643	133,510
Accrued distribution fees	13,438	-	-	-	-	-
Accrued service fees	53,753	83,168	397,848	299,005	187,257	266,951
Accrued support service expenses	7,074	9,859	46,124	33,775	21,857	31,227
Accrued custodian and portfolio accounting fees	15,915	18,200	17,668	17,732	20,963	20,792
Accrued shareholder report expenses	1,124	2,899	13,204	9,020	6,513	9,396
Accrued trustees’ fees and deferred compensation	2,978	12,535	51,517	16,885	45,993	71,208
Accrued other	14,471	21,018	68,109	51,630	36,124	48,577
Accrued adviser recoupment	-	1,765	96,305	72,416	-	-
Total Liabilities	1,046,267	1,343,422	1,530,933	1,187,585	1,552,677	1,100,126
NET ASSETS	$332,178,122	$513,911,688	$2,482,923,601	$1,882,218,647	$1,138,154,673	$1,632,084,640
NET ASSETS CONSIST OF:
Paid-in capital	$261,114,113	$277,817,755	$1,194,712,076	$1,287,354,607	$294,384,886	($102,411,650)
Undistributed/accumulated earnings (deficit)	71,064,009	236,093,933	1,288,211,525	594,864,040	843,769,787	1,734,496,290
NET ASSETS	$332,178,122	$513,911,688	$2,482,923,601	$1,882,218,647	$1,138,154,673	$1,632,084,640
Class D Shares:
Net Assets	$329,377,815
Shares outstanding, $.001 par value (unlimited shares authorized)	21,454,485
Net Asset Value Per Share	$15.35
Class I Shares:
Net Assets		$505,174,455	$2,440,656,472	$1,847,337,524	$1,137,979,499	$1,631,652,146
Shares outstanding, $.001 par value (unlimited shares authorized)		26,751,930	95,616,510	61,161,819	82,026,403	101,626,953
Net Asset Value Per Share		$18.88	$25.53	$30.20	$13.87	$16.06
Class P Shares:
Net Assets	$2,800,307	$8,737,233	$42,267,129	$34,881,123	$175,174	$432,494
Shares outstanding, $.001 par value (unlimited shares authorized)	180,716	459,306	1,643,642	1,146,344	12,533	26,740
Net Asset Value Per Share	$15.50	$19.02	$25.72	$30.43	$13.98	$16.17

Investments, at cost (excluding derivatives)	$311,556,765	$-	$-	$-	$-	$-
Investments in affiliated mutual funds, at cost	-	480,503,685	2,131,703,956	1,689,435,612	1,140,529,301	1,535,061,289
Commitments and contingent liabilities (1)	-	-	-	-	-	-

(1)

The Pacific Dynamix - Conservative Growth Portfolio, Pacific Dynamix - Moderate Growth Portfolio, and Pacific Dynamix - Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio
ASSETS
Investments, at value (excluding derivatives)	$-	$-	$-	$468,040,261	$1,209,061,228	$175,397,401
Investments in affiliated mutual funds, at value	7,142,449,564	6,639,374,347	1,595,224,335	-	-	-
Cash	-	-	-	-	-	28,103
Foreign currency held, at value	-	-	-	-	-	51
Receivables:
Dividends and interest	-	-	-	4,248,795	7,164,609	3,077,077
Fund shares sold	8,318	8,162	10,428	-	-	-
Securities sold	5,243,903	2,651,141	55,088	4,083,947	750,870	1,767,593
Prepaid expenses and other assets	40,323	37,181	8,870	1,615	6,174	1,655
Total Assets	7,147,742,108	6,642,070,831	1,595,298,721	476,374,618	1,216,982,881	180,271,880
LIABILITIES
Payables:
Fund shares redeemed	5,252,221	2,659,304	65,517	-	-	20,160
Securities purchased	-	-	-	15,881,384	21,730,416	610,956
Due to custodian	-	-	-	1,462,723	589,125	-
Accrued advisory fees	582,536	540,548	129,913	57,273	138,690	32,467
Accrued service fees	1,164,766	1,080,473	259,362	-	-	-
Accrued support service expenses	135,030	125,171	30,158	2,712	19,094	7,186
Accrued custodian and portfolio accounting fees	18,899	19,778	22,413	32,331	168,285	68,524
Accrued shareholder report expenses	40,160	36,735	8,696	496	5,330	1,735
Accrued trustees’ fees and deferred compensation	274,299	231,825	51,291	3,120	21,582	8,284
Accrued other	184,647	170,952	46,984	4,845	26,525	9,790
Total Liabilities	7,652,558	4,864,786	614,334	17,444,884	22,699,047	759,102
NET ASSETS	$7,140,089,550	$6,637,206,045	$1,594,684,387	$458,929,734	$1,194,283,834	$179,512,778
NET ASSETS CONSIST OF:
Paid-in capital	($946,346,769)	($1,487,392,675)	($330,104,832)	$441,006,571	$1,128,041,377	$85,557,461
Undistributed/accumulated earnings (deficit)	8,086,436,319	8,124,598,720	1,924,789,219	17,923,163	66,242,457	93,955,317
NET ASSETS	$7,140,089,550	$6,637,206,045	$1,594,684,387	$458,929,734	$1,194,283,834	$179,512,778
Class I Shares:
Net Assets	$7,138,193,920	$6,633,319,139	$1,591,816,705
Shares outstanding, $.001 par value (unlimited shares authorized)	390,475,288	325,344,939	73,738,306
Net Asset Value Per Share	$18.28	$20.39	$21.59
Class P Shares:
Net Assets	$1,895,630	$3,886,906	$2,867,682	$458,929,734	$1,194,283,834	$179,512,778
Shares outstanding, $.001 par value (unlimited shares authorized)	102,938	189,248	131,869	41,260,140	96,605,181	10,071,227
Net Asset Value Per Share	$18.42	$20.54	$21.75	$11.12	$12.36	$17.82

Investments, at cost	$-	$-	$-	$475,708,420	$1,346,594,290	$192,961,298
Investments in affiliated mutual funds, at cost	6,345,085,871	5,726,470,907	1,335,278,164	-	-	-
Foreign currency held, at cost	-	-	-	-	-	51

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Mid-Cap Index Portfolio	PD Small-Cap Growth Index Portfolio	PD Small-Cap Value Index Portfolio	PD Emerging Markets Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$862,673,436	$998,064,673	$331,077,341	$69,300,970	$81,360,293	$145,685,142
Cash	5,162	6,038	-	2,875	806	-
Cash (segregated for derivative investments)	148,000	304,000	175,000	31,000	22,400	55,273
Foreign currency held, at value	-	-	-	-	-	651,199
Receivables:
Dividends and interest	241,984	1,083,458	350,863	21,418	139,524	749,449
Securities sold	-	-	-	940	477	100,171
Variation margin on futures contracts	38,622	52,890	43,244	1,524	1,158	38,769
Prepaid expenses and other assets	4,769	5,225	2,139	437	668	2,590
Total Assets	863,111,973	999,516,284	331,648,587	69,359,164	81,525,326	147,282,593
LIABILITIES
Payables:
Fund shares redeemed	461,288	545,569	227,752	48,892	36,950	2,706
Securities purchased	-	-	-	-	-	45,664
Due to custodian	-	-	10,218	-	-	134,627
Accrued advisory fees	88,132	101,686	36,856	7,837	9,281	20,214
Accrued support service expenses	17,182	16,568	8,227	1,359	2,816	1,974
Accrued custodian and portfolio accounting fees	48,253	48,928	34,404	23,540	28,933	123,833
Accrued shareholder report expenses	4,491	4,356	2,496	433	746	703
Accrued trustees’ fees and deferred compensation	16,826	16,575	1,901	2,077	3,199	4,716
Accrued foreign capital gains tax	-	-	-	-	-	345,518
Accrued dividends and interest	-	-	-	-	-	597
Accrued other	34,810	36,903	24,135	5,838	8,836	24,324
Total Liabilities	670,982	770,585	345,989	89,976	90,761	704,876
NET ASSETS	$862,440,991	$998,745,699	$331,302,598	$69,269,188	$81,434,565	$146,577,717
NET ASSETS CONSIST OF:
Paid-in capital	($63,193,241)	$367,430,604	$250,862,516	($1,139,979)	($6,578,826)	$96,724,664
Undistributed/accumulated earnings (deficit)	925,634,232	631,315,095	80,440,082	70,409,167	88,013,391	49,853,053
NET ASSETS	$862,440,991	$998,745,699	$331,302,598	$69,269,188	$81,434,565	$146,577,717
Shares outstanding, $.001 par value (unlimited shares authorized)	11,502,162	23,760,644	26,789,098	1,758,499	2,562,628	8,593,567
Net Asset Value Per Share	$74.98	$42.03	$12.37	$39.39	$31.78	$17.06

Investments, at cost (excluding derivatives)	$674,755,508	$887,300,477	$322,071,853	$67,794,676	$89,723,141	$171,925,925
Foreign currency held, at cost	-	-	-	-	-	686,258

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2023 (Unaudited)

PD International Large-Cap Index Portfolio
ASSETS
Investments, at value (excluding derivatives)	$554,035,673
Cash (segregated for derivative investments)	251,083
Foreign currency held, at value	422,000
Receivables:
Dividends and interest	4,119,609
Securities sold	300,000
Variation margin on futures contracts	189,230
Prepaid expenses and other assets	3,336
Total Assets	559,320,931
LIABILITIES
Payables:
Fund shares redeemed	146,348
Securities purchased	2,511
Due to custodian	312,837
Accrued advisory fees	68,132
Accrued support service expenses	12,688
Accrued custodian and portfolio accounting fees	43,302
Accrued shareholder report expenses	3,491
Accrued trustees’ fees and deferred compensation	13,347
Accrued other (1)	59,952
Other liabilities	393
Total Liabilities	663,001
NET ASSETS	$558,657,930
NET ASSETS CONSIST OF:
Paid-in capital	$285,616,623
Undistributed/accumulated earnings (deficit)	273,041,307
NET ASSETS	$558,657,930
Shares outstanding, $.001 par value (unlimited shares authorized)	22,981,941
Net Asset Value Per Share	$24.31

Investments, at cost (excluding derivatives)	$523,495,799
Foreign currency held, at cost	420,918

(1)	Accrued other for the PD International Large-Cap Index Portfolio includes $39,994 in accrued licensing fees.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Intermediate Bond Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$512,452	$255,788	$-	$-
Interest, net of foreign taxes withheld	17,324,962	50,591,268	21,160,395	27,313,744	14,786,463	23,237,997
Total Investment Income	17,324,962	50,591,268	21,672,847	27,569,532	14,786,463	23,237,997

EXPENSES
Advisory fees	1,742,258	4,422,811	1,577,141	1,579,698	1,274,092	2,628,941
Service fees - Class I	45,646	608,209	244,602	226,970	272,423	12,260
Support services expenses	17,288	90,365	27,788	38,612	25,285	52,016
Custodian fees and expenses	4,610	160,960	5,612	5,590	17,985	11,185
Portfolio accounting fees	48,431	208,263	148,530	67,376	50,690	90,202
Shareholder report expenses	2,127	-	-	-	446	5,753
Legal and audit fees	9,282	50,233	10,848	17,681	13,284	26,527
Trustees’ fees	6,306	36,265	10,858	15,315	10,066	18,344
Interest expense	1,365	36,667	12,883	10,140	292,931	3,663
Other	9,371	23,969	7,304	12,470	11,697	17,599
Total Expenses	1,886,684	5,637,742	2,045,566	1,973,852	1,968,899	2,866,490
Net Expenses	1,886,684	5,637,742	2,045,566	1,973,852	1,968,899	2,866,490
NET INVESTMENT INCOME (LOSS)	15,438,278	44,953,526	19,627,281	25,595,680	12,817,564	20,371,507

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(4,569,034)	(34,655,718)	(20,587,156)	(69,118,851)	(24,883,852)	(21,154,725)
Foreign currency transactions	-	3,269,245	-	-	50,562	-
Forward foreign currency contract transactions	-	(8,664,606)	-	-	(458,243)	-
Futures contract transactions	-	(5,302,068)	-	-	(479,672)	-
Purchased option transactions	-	(8,416,733)	-	-	(663,259)	-
Written option transactions	-	11,815,797	-	-	920,859	-
Swap transactions	-	33,132,199	-	-	(5,189,512)	-
Net Realized Gain (Loss)	(4,569,034)	(8,821,884)	(20,587,156)	(69,118,851)	(30,703,117)	(21,154,725)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	9,055,770	67,669,191	33,507,496	83,268,707	26,436,438	33,703,465
Foreign currencies	-	(228,547)	-	-	(336,133)	-
Forward foreign currency contracts	-	(1,767,285)	-	-	1,185,311	-
Futures contracts	-	4,347,970	-	-	(1,645,268)	-
Purchased options	-	1,998,415	-	-	621,002	-
Swaps	-	(37,979,682)	-	-	4,007,017	-
Written options	-	(1,114,779)	-	-	(718,326)	-
Change in Net Unrealized Appreciation (Depreciation)	9,055,770	32,925,283	33,507,496	83,268,707	29,550,041	33,703,465
NET GAIN (LOSS)	4,486,736	24,103,399	12,920,340	14,149,856	(1,153,076)	12,548,740
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,925,014	$69,056,925	$32,547,621	$39,745,536	$11,664,488	$32,920,247

Foreign taxes withheld on dividends and interest	$2,559	$88,213	$-	$4,187	$315	$-
Change in deferred foreign capital gains tax	-	12,391	-	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$6,766	$-	$-	$11,968,234	$32,996,739	$3,712,606
Interest, net of foreign taxes withheld	52,276,519	30,935,100	7,407,350	1,127,054	544,786	544,778
Total Investment Income	52,283,285	30,935,100	7,407,350	13,095,288	33,541,525	4,257,384

EXPENSES
Advisory fees	4,767,356	3,286,678	772,075	4,462,963	972,054	3,415,491
Service fees - Class I	660,517	429,926	21,881	566,601	3,227,939	238,910
Support services expenses	92,673	44,673	8,663	50,146	142,814	35,968
Custodian fees and expenses	82,168	20,297	38,533	8,520	21,737	5,558
Portfolio accounting fees	141,915	85,245	34,445	66,945	164,443	48,902
Shareholder report expenses	541	3,863	-	2,277	8,065	3,542
Legal and audit fees	48,281	29,690	4,598	26,773	75,950	19,145
Trustees’ fees	36,674	17,849	3,108	19,912	56,897	12,952
Interest expense	201,228	4,463	13,539	3,617	10,713	4,587
Other	30,963	19,697	2,446	18,921	48,665	13,297
Total Expenses	6,062,316	3,942,381	899,288	5,226,675	4,729,277	3,798,352
Advisory Fee Waiver	(178,776)	-	(49,177)	(204,493)	-	-
Net Expenses	5,883,540	3,942,381	850,111	5,022,182	4,729,277	3,798,352
NET INVESTMENT INCOME (LOSS)	46,399,745	26,992,719	6,557,239	8,073,106	28,812,248	459,032

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	(32,022,262)	(7,360,816)	(22,011,484)	41,552,317	25,029,332	13,109,918
Foreign currency transactions	95,907	-	(284,312)	12,730	-	520
Forward foreign currency contract transactions	(10,213,743)	-	33,761	-	-	-
Futures contract transactions	5,334,000	(1,168,220)	(79,820)	-	698,586	-
Purchased option transactions	605,625	-	-	-	-	-
Written option transactions	447,356	-	-	-	-	-
Swap transactions	(8,494,433)	-	(673,892)	-	-	-
Net Realized Gain (Loss)	(44,247,550)	(8,529,036)	(23,015,747)	41,565,047	25,727,918	13,110,438

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	57,313,835	(4,694,629)	28,860,024	45,662,118	560,709,963	207,032,747
Foreign currencies	(263,553)	-	79,933	428	-	916
Forward foreign currency contracts	3,055,964	-	260,495	-	-	-
Futures contracts	(7,602,605)	(3,566,944)	(59,526)	-	1,622,361	-
Purchased options	278,433	-	-	-	-	-
Short positions	156,404	-	-	-	-	-
Swaps	7,564,125	-	989,960	-	-	-
Written options	(1,642,573)	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	58,860,030	(8,261,573)	30,130,886	45,662,546	562,332,324	207,033,663
NET GAIN (LOSS)	14,612,480	(16,790,609)	7,115,139	87,227,593	588,060,242	220,144,101
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,012,225	$10,202,110	$13,672,378	$95,300,699	$616,872,490	$220,603,133

Foreign taxes withheld on dividends and interest	$-	$9,098	$26,100	$113,366	$9,050	$50,314
Foreign capital gains tax withheld	-	-	43,834	-	-	-
Change in deferred foreign capital gains tax	-	-	15,737	-	-	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	Growth Portfolio	Hedged Equity Portfolio	Large-Cap Core Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio	Mid-Cap Equity Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$4,592,227	$1,284,712	$10,053,844	$3,265,893	$12,008,475	$4,003,167
Interest, net of foreign taxes withheld	601,075	76,784	133,386	92,621	573,260	106,933
Total Investment Income	5,193,302	1,361,496	10,187,230	3,358,514	12,581,735	4,110,100

EXPENSES
Advisory fees	3,580,044	498,319	2,747,640	3,166,983	3,450,224	1,930,235
Service fees - Class I	683,907	161,739	546,150	307,003	418,673	368,203
Support services expenses	46,404	5,587	40,013	31,652	42,859	23,267
Custodian fees and expenses	7,668	22,408	13,364	6,296	5,660	4,895
Portfolio accounting fees	62,951	27,884	55,362	46,322	61,597	37,893
Shareholder report expenses	384	752	2,360	-	239	-
Legal and audit fees	25,349	2,853	21,170	17,127	22,617	12,453
Trustees’ fees	18,688	1,994	15,980	12,745	16,949	9,205
Interest expense	3,375	4,524	9,932	8,709	3,082	1,699
Recoupment of adviser reimbursement (1)	-	17,588	-	-	-	-
Other	18,828	4,259	16,552	12,087	16,948	8,915
Total Expenses	4,447,598	747,907	3,468,523	3,608,924	4,038,848	2,396,765
Advisory Fee Waiver	-	-	-	(253,543)	-	-
Net Expenses	4,447,598	747,907	3,468,523	3,355,381	4,038,848	2,396,765
NET INVESTMENT INCOME (LOSS)	745,704	613,589	6,718,707	3,133	8,542,887	1,713,335

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	50,836,710	(1,478,908)	17,751,858	71,551,561	34,316,207	(17,323,693)
Foreign currency transactions	(48)	-	(528)	(13,874)	(2)	(155)
Futures contract transactions	-	414,505	(177,285)	-	-	-
Purchased option transactions	-	(6,194,794)	-	-	-	-
Written option transactions	-	(2,055,063)	-	-	-	-
Net Realized Gain (Loss)	50,836,662	(9,314,260)	17,574,045	71,537,687	34,316,205	(17,323,848)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	232,456,001	29,705,132	177,448,743	169,507,155	23,891,691	58,254,154
Foreign currencies	257	-	2,101	4,458	10,956	14
Futures contracts	-	144,293	-	-	-	-
Purchased options	-	(10,046)	-	-	-	-
Written options	-	(76)	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	232,456,258	29,839,303	177,450,844	169,511,613	23,902,647	58,254,168
NET GAIN (LOSS)	283,292,920	20,525,043	195,024,889	241,049,300	58,218,852	40,930,320
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$284,038,624	$21,138,632	$201,743,596	$241,052,433	$66,761,739	$42,643,655

Foreign taxes withheld on dividends and interest	$48,243	$2,618	$64,415	$164,063	$-	$5,929

(1)	Pacific Life Fund Advisors LLC recouped expenses from the Hedged Equity Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,994,877	$5,239,985	$2,697,970	$835,536	$5,371,511	$2,955,822
Interest, net of foreign taxes withheld	106,294	232,610	122,883	299,289	127,585	64,411
Total Investment Income	2,101,171	5,472,595	2,820,853	1,134,825	5,499,096	3,020,233

EXPENSES
Advisory fees	2,695,572	2,051,031	973,888	824,726	967,129	1,327,558
Service fees - Class I	365,101	131,893	90,106	150,993	512,875	193,978
Support services expenses	31,746	25,107	11,715	10,365	25,832	15,845
Custodian fees and expenses	4,956	5,541	15,678	3,747	10,259	3,598
Portfolio accounting fees	46,455	39,779	34,328	23,970	50,478	30,726
Shareholder report expenses	199	-	5	574	147	-
Legal and audit fees	17,199	13,176	6,604	5,515	15,952	8,282
Trustees’ fees	12,676	8,934	4,469	4,140	10,151	6,070
Interest expense	2,389	1,804	1,003	754	2,170	1,435
Licensing fee	-	-	12,651	-	52,555	-
Other	12,518	8,952	6,040	5,464	11,941	7,974
Total Expenses	3,188,811	2,286,217	1,156,487	1,030,248	1,659,489	1,595,466
Advisory Fee Waiver	(96,270)	-	(129,852)	-	-	-
Net Expenses	3,092,541	2,286,217	1,026,635	1,030,248	1,659,489	1,595,466
NET INVESTMENT INCOME (LOSS)	(991,370)	3,186,378	1,794,218	104,577	3,839,607	1,424,767

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	26,791,168	57,398,970	(12,869,241)	(17,818,746)	10,707,420	(19,665,879)
Foreign currency transactions	-	(4)	(7,193)	(3)	-	(5)
Futures contract transactions	-	-	44,396	-	642,403	(2,423)
Net Realized Gain (Loss)	26,791,168	57,398,966	(12,832,038)	(17,818,749)	11,349,823	(19,668,307)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	99,068,122	(21,724,760)	17,873,809	46,455,401	33,203,709	13,745,885
Foreign currencies	-	90	849	729	30	-
Futures contracts	-	-	54,171	-	177,055	-
Change in Net Unrealized Appreciation (Depreciation)	99,068,122	(21,724,670)	17,928,829	46,456,130	33,380,794	13,745,885
NET GAIN (LOSS)	125,859,290	35,674,296	5,096,791	28,637,381	44,730,617	(5,922,422)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,867,920	$38,860,674	$6,891,009	$28,741,958	$48,570,224	($4,497,655)

Foreign taxes withheld on dividends and interest	$-	$22,432	$19,911	$27,173	$6,870	$12,242

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Growth Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$12,897,576	$9,883,226	$8,049,083	$7,206,424	$17,273,209	$4,894,843
Interest, net of foreign taxes withheld	475,230	333,108	566,446	-	184,827	48,954
Total Investment Income	13,372,806	10,216,334	8,615,529	7,206,424	17,458,036	4,943,797

EXPENSES
Advisory fees	3,414,692	2,549,632	3,053,484	2,183,101	4,007,044	1,137,316
Service fees - Class I	237,503	105,836	334,936	2,658	563,924	77,570
Support services expenses	34,824	28,990	26,909	19,766	40,768	12,171
Custodian fees and expenses	8,492	4,905	90,110	18,379	32,385	28,432
Portfolio accounting fees	48,081	43,919	80,488	26,302	77,528	36,141
Shareholder report expenses	1,265	200	-	1,774	-	915
Legal and audit fees	18,495	15,439	14,804	11,324	30,167	6,543
Trustees’ fees	13,748	10,317	10,761	7,002	16,114	4,780
Interest expense	2,503	2,019	2,186	2,352	5,964	22,921
Other	14,165	11,703	11,884	9,083	16,368	6,651
Total Expenses	3,793,768	2,772,960	3,625,562	2,281,741	4,790,262	1,333,440
Advisory Fee Waiver	(358,645)	-	-	-	(154,775)	(20,070)
Net Expenses	3,435,123	2,772,960	3,625,562	2,281,741	4,635,487	1,313,370
NET INVESTMENT INCOME (LOSS)	9,937,683	7,443,374	4,989,967	4,924,683	12,822,549	3,630,427

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	12,698,562	18,132,527	(39,315,710)	(34,973,449)	58,730,105	(26,506,696)
Foreign currency transactions	6,410	-	(125,874)	1,936	(163,718)	(71,240)
Forward foreign currency contract transactions	(1,502,816)	-	-	-	-	-
Futures contract transactions	-	-	(202,550)	-	285,691	194,855
Net Realized Gain (Loss)	11,202,156	18,132,527	(39,644,134)	(34,971,513)	58,852,078	(26,383,081)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	(5,138,009)	(8,106,743)	108,879,131	103,138,498	69,422,192	45,653,705
Foreign currencies	6,094	-	(57,080)	15,673	286,731	(25,735)
Forward foreign currency contracts	291,162	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(4,840,753)	(8,106,743)	108,822,051	103,154,171	69,708,923	45,627,970
NET GAIN (LOSS)	6,361,403	10,025,784	69,177,917	68,182,658	128,561,001	19,244,889
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,299,086	$17,469,158	$74,167,884	$73,107,341	$141,383,550	$22,875,316

Foreign taxes withheld on dividends and interest	$247,807	$23,509	$1,027,754	$813,501	$2,299,359	$466,175
Foreign capital gains tax withheld	-	-	635,793	-	213,534	-
Change in deferred foreign capital gains tax	-	-	362,117	-	(81,990)	-

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	ESG Diversified Portfolio	ESG Diversified Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$21,145,690	$2,570,839	$8,936,651	$672,762	$146,704	$53,043
Interest, net of foreign taxes withheld	311,397	247,602	98,214	203,914	-	-
Total Investment Income	22,457,087	2,818,441	9,034,865	876,676	146,704	53,043

EXPENSES
Advisory fees	2,898,958	1,827,048	1,760,978	1,030,194	21,497	12,489
Service fees - Class I	299,127	404,135	208,112	227,599	21,061	11,791
Support services expenses	36,735	15,377	17,068	7,937	778	492
Custodian fees and expenses	51,030	3,766	2,878	2,258	-	-
Portfolio accounting fees	79,562	29,686	30,732	23,149	22,365	22,205
Shareholder report expenses	-	437	-	424	101	36
Legal and audit fees	26,247	8,712	9,167	4,323	412	247
Trustees’ fees	14,423	6,102	6,815	3,219	278	168
Interest expense	4,362	1,111	1,238	778	-	-
Other (1)	13,919	7,369	8,917	4,939	5,450	5,419
Total Expenses	3,424,363	2,303,743	2,045,905	1,304,820	71,942	52,847
Advisory Fee Waiver	-	-	(188,924)	-	-	-
Adviser Reimbursement	-	-	-	-	(18,474)	(22,257)
Net Expenses	3,424,363	2,303,743	1,856,981	1,304,820	53,468	30,590
NET INVESTMENT INCOME (LOSS)	19,032,724	514,698	7,177,884	(428,144)	93,236	22,453

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	62,572,667	11,559,906	2,213,144	5,349,617	(471,219)	(312,803)
Investment securities from affiliated mutual fund investments	-	-	-		(279,123)	(48,063)
Foreign currency transactions	(241,667)	(13,850)	-	(12,443)	-	-
Forward foreign currency contract transactions	-	(19,569)	-	-	-	-
Futures contract transactions	218,741	-	-	-	-	-
Purchased option transactions	-	-	-	(779,946)	-	-
Net Realized Gain (Loss)	62,549,741	11,526,487	2,213,144	4,557,228	(750,342)	(360,866)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	13,870,523	(5,360,860)	7,139,195	59,311,856	2,505,365	1,579,896
Foreign currencies	79,947	1,075	-	4	-	-
Forward foreign currency contracts	-	(227,848)	-	-	-	-
Purchased options	-	-	-	(219,088)	-	-
Change in Net Unrealized Appreciation (Depreciation)	13,950,470	(5,587,633)	7,139,195	59,092,772	2,505,365	1,579,896
NET GAIN (LOSS)	76,500,211	5,938,854	9,352,339	63,650,000	1,755,023	1,219,030
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,532,935	$6,453,552	$16,530,223	$63,221,856	$1,848,259	$1,241,483

Foreign taxes withheld on dividends and interest	$2,931,927	$22,896	$-	$11,019	$-	$-
Foreign capital gains tax withheld	50,450	-	-	-	-	-
Change in deferred foreign capital gains tax	(109,671)	-	-	-	-	-

(1)	Other expenses for the ESG Diversified and ESG Diversified Growth Portfolios includes $5,122 and $5,196 of transfer agency expenses, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	PSF Avantis Balanced Allocation Portfolio	Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$4,182,854	$-	$-	$-	$-	$-
Total Investment Income	4,182,854	-	-	-	-	-

EXPENSES
Advisory fees	328,120	515,873	2,429,922	1,796,977	574,571	818,619
Distribution and/or service fees - Class D	406,603	-	-	-	-	-
Service fees - Class I	-	508,697	2,390,752	1,766,849	1,148,968	1,636,903
Support services expenses	13,636	19,694	92,045	67,341	43,900	62,639
Custodian fees and expenses	641	-	-	-	-	-
Portfolio accounting fees	21,060	22,638	23,793	23,242	26,533	27,167
Shareholder report expenses	397	-	2,370	5,606	-	-
Legal and audit fees	6,310	10,487	48,910	35,540	23,308	33,382
Trustees’ fees	4,337	7,087	33,080	24,197	15,778	22,515
Other	11,681	8,220	35,548	27,780	19,008	23,882
Total Expenses	792,785	1,092,696	5,056,420	3,747,532	1,852,066	2,625,107
Advisory Fee Waiver	(98,436)	-	-	-	-	-
Adviser Reimbursement	-	(97,603)	(348,322)	(297,695)	-	-
Net Expenses	694,349	995,093	4,708,098	3,449,837	1,852,066	2,625,107
NET INVESTMENT INCOME (LOSS)	3,488,505	(995,093)	(4,708,098)	(3,449,837)	(1,852,066)	(2,625,107)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	1,200,529	-	-	-	-	-
Investment securities from affiliated mutual fund investments	-	17,099,430	103,505,606	82,305,458	21,967,490	49,427,913
Net Realized Gain (Loss)	1,200,529	17,099,430	103,505,606	82,305,458	21,967,490	49,427,913

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	16,833,033	-	-	-	-	-
Investment securities from affiliated mutual fund investments	-	15,750,196	102,524,035	91,793,488	35,948,013	50,916,654
Change in Net Unrealized Appreciation (Depreciation)	16,833,033	15,750,196	102,524,035	91,793,488	35,948,013	50,916,654
NET GAIN (LOSS)	18,033,562	32,849,626	206,029,641	174,098,946	57,915,503	100,344,567
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,522,067	$31,854,533	$201,321,543	$170,649,109	$56,063,437	$97,719,460

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$-	$-	$49
Interest, net of foreign taxes withheld	-	-	-	6,577,416	16,358,391	9,003,053
Total Investment Income	$-	$-	$-	$6,577,416	$16,358,391	$9,003,102

EXPENSES
Advisory fees	3,543,342	3,275,989	784,164	258,347	788,740	256,518
Service fees - Class I	7,084,983	6,548,333	1,565,633	-	-	-
Support services expenses	270,231	249,262	59,665	6,588	38,991	13,782
Custodian fees and expenses	-	-	-	1,376	33,860	2,430
Portfolio accounting fees	30,594	30,831	28,403	38,223	169,943	79,375
Shareholder report expenses	-	-	-	975	1,407	-
Legal and audit fees	144,136	133,066	31,847	3,540	20,644	6,315
Trustees’ fees	97,063	89,562	21,424	2,373	13,763	4,816
Interest expense	-	-	-	42	989	372
Other	86,882	83,318	24,970	3,673	13,040	3,690
Total Expenses	11,257,231	10,410,361	2,516,106	315,137	1,081,377	367,298
Net Expenses	11,257,231	10,410,361	2,516,106	315,137	1,081,377	367,298
NET INVESTMENT INCOME (LOSS)	(11,257,231)	(10,410,361)	(2,516,106)	6,262,279	15,277,014	8,635,804

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	-	-	(2,056,444)	(2,282,944)	(28,929,706)
Investment securities from affiliated mutual fund investments	222,602,780	317,731,545	85,880,097	-	-	-
Net Realized Gain (Loss)	222,602,780	317,731,545	85,880,097	(2,056,444)	(2,282,944)	(28,929,706)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	-	-	(822,726)	8,379,652	32,359,518
Investment securities from affiliated mutual fund investments	337,108,838	229,819,969	59,787,928	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	337,108,838	229,819,969	59,787,928	(822,726)	8,379,652	32,359,518
NET GAIN (LOSS)	559,711,618	547,551,514	145,668,025	(2,879,170)	6,096,708	3,429,812
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$548,454,387	$537,141,153	$143,151,919	$3,383,109	$21,373,722	$12,065,616

Foreign taxes withheld on dividends and interest	$-	$-	$-	$797	$411	$5,955

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Mid-Cap Index Portfolio	PD Small-Cap Growth Index Portfolio	PD Small-Cap Value Index Portfolio	PD Emerging Markets Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$4,357,022	$10,785,283	$3,077,624	$321,126	$1,346,727	$2,125,926
Interest, net of foreign taxes withheld	89,286	88,512	30,345	6,782	18,148	65,669
Total Investment Income	4,446,308	10,873,795	3,107,969	327,908	1,364,875	2,191,595

EXPENSES
Advisory fees	540,559	588,759	247,282	53,970	75,967	285,857
Support services expenses	33,515	33,677	15,947	2,740	5,406	3,944
Custodian fees and expenses	6,766	7,243	5,531	5,535	6,819	96,810
Portfolio accounting fees	49,705	51,676	33,440	20,297	24,922	32,542
Shareholder report expenses	1,575	2,055	735	175	-	-
Legal and audit fees	17,623	17,633	8,503	1,648	3,109	2,564
Trustees’ fees	11,848	11,775	5,635	962	1,863	1,400
Interest expense	2,799	2,947	1,378	964	457	340
Licensing fee	27,870	28,817	15,723	3,037	5,462	16,203
Other	10,381	11,214	5,156	1,568	2,001	2,923
Total Expenses	702,641	755,796	339,330	90,896	126,006	442,583
Advisory Fee Waiver	-	-	-	-	-	(179,599)
Net Expenses	702,641	755,796	339,330	90,896	126,006	262,984
NET INVESTMENT INCOME (LOSS)	3,743,667	10,117,999	2,768,639	237,012	1,238,869	1,928,611

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld	87,674,180	29,237,593	4,401,950	(6,017,929)	(15,552,826)	(1,120,209)
Foreign currency transactions	-	-	-	-	-	19,695
Futures contract transactions	725,697	744,007	309,532	37,434	75,245	402,759
Net Realized Gain (Loss)	88,399,877	29,981,600	4,711,482	(5,980,495)	(15,477,581)	(697,755)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax	123,020,403	12,823,236	19,293,549	15,144,740	13,976,013	6,271,632
Foreign currencies	-	-	-	-	-	(39,313)
Futures contracts	383,643	224,065	133,713	24,258	24,809	12,685
Change in Net Unrealized Appreciation (Depreciation)	123,404,046	13,047,301	19,427,262	15,168,998	14,000,822	6,245,004
NET GAIN (LOSS)	211,803,923	43,028,901	24,138,744	9,188,503	(1,476,759)	5,547,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$215,547,590	$53,146,900	$26,907,383	$9,425,515	($237,890)	$7,475,860

Foreign taxes withheld on dividends and interest	$153	$1,385	$1,185	$909	$998	$245,549
Foreign capital gains tax withheld	-	-	-	-	-	16,966
Change in deferred foreign capital gains tax	-	-	-	-	-	130,321

(1)	Dividend income for the PD Small-Cap Value Index Portfolio includes $85,597 of payment-in-kind income.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

PD International Large-Cap Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$11,217,140
Interest, net of foreign taxes withheld	119,448
Total Investment Income	11,336,588

EXPENSES
Advisory fees	599,529
Support services expenses	24,546
Custodian fees and expenses	41,270
Portfolio accounting fees	54,472
Shareholder report expenses	609
Legal and audit fees	13,801
Trustees’ fees	8,514
Interest expense	11,455
Licensing fee	66,649
Other	8,602
Total Expenses	829,447
Advisory Fee Waiver	(168,478)
Net Expenses	660,969
NET INVESTMENT INCOME (LOSS)	10,675,619

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	28,393,599
Foreign currency transactions	(196,776)
Futures contract transactions	695,483
Net Realized Gain (Loss)	28,892,306

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	23,812,192
Foreign currencies	49,535
Futures contracts	444,167
Change in Net Unrealized Appreciation (Depreciation)	24,305,894
NET GAIN (LOSS)	53,198,200
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,873,819

Foreign taxes withheld on dividends and interest	$1,283,896

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$15,438,278	$14,870,014	$44,953,526	$105,395,667	$19,627,281	$38,276,306
Net realized gain (loss)	(4,569,034)	(17,799,486)	(8,821,884)	(513,021,455)	(20,587,156)	(7,549,194)
Change in net unrealized appreciation (depreciation)	9,055,770	(68,294,107)	32,925,283	(351,439,084)	33,507,496	(38,544,812)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,925,014	(71,223,579)	69,056,925	(759,064,872)	32,547,621	(7,817,700)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,896,811	8,120,108	25,279,268	276,377,967	12,055,890	61,278,156
Class P	468,553,782	1,100,416	36,892,469	13,008,725	703,677	460,836,156
Cost of shares repurchased
Class I	(3,444,524)	(6,363,405)	(29,061,974)	(111,855,217)	(19,937,478)	(85,636,618)
Class P	(19,831,829)	(123,269,380)	(404,673,079)	(1,719,819,160)	(487,844,346)	(93,071,026)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	452,174,240	(120,412,261)	(371,563,316)	(1,542,287,685)	(495,022,257)	343,406,668
NET INCREASE (DECREASE) IN NET ASSETS	472,099,254	(191,635,840)	(302,506,391)	(2,301,352,557)	(462,474,636)	335,588,968
NET ASSETS
Beginning of Year or Period	445,675,167	637,311,007	2,394,910,563	4,696,263,120	734,746,692	399,157,724
End of Year or Period	$917,774,421	$445,675,167	$2,092,404,172	$2,394,910,563	$272,272,056	$734,746,692

	High Yield Bond Portfolio		Inflation Managed Portfolio		Intermediate Bond Portfolio
OPERATIONS
Net investment income (loss)	$25,595,680	$61,356,770	$12,817,564	$48,430,762	$20,371,507	$25,438,120
Net realized gain (loss)	(69,118,851)	(20,544,876)	(30,703,117)	3,692,538	(21,154,725)	(34,512,699)
Change in net unrealized appreciation (depreciation)	83,268,707	(171,051,208)	29,550,041	(142,115,718)	33,703,465	(163,923,854)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,745,536	(130,239,314)	11,664,488	(89,992,418)	32,920,247	(172,998,433)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	35,439,883	39,000,543	13,957,908	18,766,148	8,132,007	8,097,414
Class P	695,931	71,936,571	1,506,118	278,177,648	94,610,446	561,979,819
Cost of shares repurchased
Class I	(36,355,098)	(139,720,511)	(17,789,904)	(46,257,198)	(230,609)	(435,118)
Class P	(558,614,985)	(139,599,945)	(129,014,759)	(38,017,938)	(206,968,191)	(277,157,493)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(558,834,269)	(168,383,342)	(131,340,637)	212,668,660	(104,456,347)	292,484,622
NET INCREASE (DECREASE) IN NET ASSETS	(519,088,733)	(298,622,656)	(119,676,149)	122,676,242	(71,536,100)	119,486,189
NET ASSETS
Beginning of Year or Period	1,019,750,325	1,318,372,981	666,752,279	544,076,037	1,374,789,011	1,255,302,822
End of Year or Period	$500,661,592	$1,019,750,325	$547,076,130	$666,752,279	$1,303,252,911	$1,374,789,011

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
OPERATIONS
Net investment income (loss)	$46,399,745	$63,852,017	$26,992,719	$22,953,159	$6,557,239	$17,050,580
Net realized gain (loss)	(44,247,550)	(127,596,927)	(8,529,036)	(21,886,619)	(23,015,747)	(53,967,824)
Change in net unrealized appreciation (depreciation)	58,860,030	(314,672,298)	(8,261,573)	(62,358,337)	30,130,886	96,409
Net Increase (Decrease) in Net Assets Resulting from Operations	61,012,225	(378,417,208)	10,202,110	(61,291,797)	13,672,378	(36,820,835)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	13,013,161	35,834,933	21,950,033	50,545,969	1,188,242	2,842,259
Class P	127,780,865	560,371,089	1,175,974,703	30,714,903	224,696	4,735,430
Cost of shares repurchased
Class I	(36,883,080)	(128,122,107)	(25,277,949)	(102,235,114)	(1,945,393)	(67,290,142)
Class P	(254,705,233)	(390,251,746)	(28,047,620)	(201,352,836)	(106,782,634)	(229,243,953)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(150,794,287)	77,832,169	1,144,599,167	(222,327,078)	(107,315,089)	(288,956,406)
NET INCREASE (DECREASE) IN NET ASSETS	(89,782,062)	(300,585,039)	1,154,801,277	(283,618,875)	(93,642,711)	(325,777,241)
NET ASSETS
Beginning of Year or Period	2,457,898,115	2,758,483,154	1,151,992,941	1,435,611,816	232,520,714	558,297,955
End of Year or Period	$2,368,116,053	$2,457,898,115	$2,306,794,218	$1,151,992,941	$138,878,003	$232,520,714

	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
OPERATIONS
Net investment income (loss)	$8,073,106	$14,134,292	$28,812,248	$54,276,756	$459,032	($707,053)
Net realized gain (loss)	41,565,047	193,370,702	25,727,918	110,537,124	13,110,438	(107,334,018)
Change in net unrealized appreciation (depreciation)	45,662,546	(387,042,631)	562,332,324	(978,464,473)	207,033,663	(283,895,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,300,699	(179,537,637)	616,872,490	(813,650,593)	220,603,133	(391,936,678)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	14,189,449	30,137,514	61,055,683	252,981,477	8,274,023	17,373,971
Class P	96,097,622	2,915,500	133,541,929	178,426,214	22,822,308	483,687,754
Cost of shares repurchased
Class I	(23,037,371)	(48,260,568)	(136,386,442)	(413,372,432)	(14,038,715)	(31,646,759)
Class P	(56,581,510)	(337,220,392)	(66,337,884)	(54,826,967)	(206,892,000)	(9,620,288)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	30,668,190	(352,427,946)	(8,126,714)	(36,791,708)	(189,834,384)	459,794,678
NET INCREASE (DECREASE) IN NET ASSETS	125,968,889	(531,965,583)	608,745,776	(850,442,301)	30,768,749	67,858,000
NET ASSETS
Beginning of Year or Period	1,314,682,792	1,846,648,375	3,659,875,912	4,510,318,213	911,490,235	843,632,235
End of Year or Period	$1,440,651,681	$1,314,682,792	$4,268,621,688	$3,659,875,912	$942,258,984	$911,490,235

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	Growth Portfolio		Hedged Equity Portfolio		Large-Cap Core Portfolio
OPERATIONS
Net investment income (loss)	$745,704	($667,095)	$613,589	$777,018	$6,718,707	$11,794,478
Net realized gain (loss)	50,836,662	176,401,642	(9,314,260)	9,096,072	17,574,045	63,861,060
Change in net unrealized appreciation (depreciation)	232,456,258	(785,584,310)	29,839,303	(15,828,113)	177,450,844	(334,531,305)
Net Increase (Decrease) in Net Assets Resulting from Operations	284,038,624	(609,849,763)	21,138,632	(5,955,023)	201,743,596	(258,875,767)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	11,814,001	49,956,042	47,915,082	113,180,536	4,805,239	8,382,156
Class P	79,420,839	7,171,296	2,143,442	3,498,840	338,184,597	243,871,787
Cost of shares repurchased
Class I	(33,149,616)	(111,367,962)	(26,878,982)	(9,843,031)	(26,442,407)	(58,107,935)
Class P	(124,784,662)	(364,927,580)	(743,906)	(426,749)	(81,671,937)	(28,481,905)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(66,699,438)	(419,168,204)	22,435,636	106,409,596	234,875,492	165,664,103
NET INCREASE (DECREASE) IN NET ASSETS	217,339,186	(1,029,017,967)	43,574,268	100,454,573	436,619,088	(93,211,664)
NET ASSETS
Beginning of Year or Period	1,189,950,731	2,218,968,698	159,781,861	59,327,288	1,019,147,473	1,112,359,137
End of Year or Period	$1,407,289,917	$1,189,950,731	$203,356,129	$159,781,861	$1,455,766,561	$1,019,147,473

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Mid-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	$3,133	($399,587)	$8,542,887	$16,697,624	$1,713,335	$7,995,184
Net realized gain (loss)	71,537,687	(1,081,587)	34,316,205	47,815,404	(17,323,848)	(8,977,356)
Change in net unrealized appreciation (depreciation)	169,511,613	(471,641,885)	23,902,647	(152,526,019)	58,254,168	(128,270,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	241,052,433	(473,123,059)	66,761,739	(88,012,991)	42,643,655	(129,252,755)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,060,659	17,913,055	9,213,254	36,979,434	7,286,130	16,898,065
Class P	114,265,647	71,712,334	68,145,270	21,664,949	8,956,425	1,484,832
Cost of shares repurchased
Class I	(18,779,622)	(35,011,037)	(24,459,112)	(49,097,025)	(12,629,404)	(31,035,106)
Class P	(132,597,593)	(23,207,366)	(78,267,523)	(138,592,936)	(50,036,875)	(73,246,711)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(27,050,909)	31,406,986	(25,368,111)	(129,045,578)	(46,423,724)	(85,898,920)
NET INCREASE (DECREASE) IN NET ASSETS	214,001,524	(441,716,073)	41,393,628	(217,058,569)	(3,780,069)	(215,151,675)
NET ASSETS
Beginning of Year or Period	784,081,467	1,225,797,540	1,126,680,039	1,343,738,608	600,998,823	816,150,498
End of Year or Period	$998,082,991	$784,081,467	$1,168,073,667	$1,126,680,039	$597,218,754	$600,998,823

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	($991,370)	($2,925,285)	$3,186,378	$8,045,628	$1,794,218	$3,561,801
Net realized gain (loss)	26,791,168	90,234,318	57,398,966	90,956,871	(12,832,038)	12,603,123
Change in net unrealized appreciation (depreciation)	99,068,122	(465,833,465)	(21,724,670)	(154,339,026)	17,928,829	(64,750,755)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,867,920	(378,524,432)	38,860,674	(55,336,527)	6,891,009	(48,585,831)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	9,831,363	26,522,473	6,614,505	14,408,977	5,570,571	8,542,434
Class P	4,823,630	6,118,276	13,390,119	3,245,393	825,437	2,043,740
Cost of shares repurchased
Class I	(18,529,147)	(62,343,872)	(12,356,936)	(24,462,389)	(7,065,718)	(18,209,752)
Class P	(210,666,218)	(76,855,207)	(215,708,126)	(153,485,538)	(84,137,251)	(122,872,096)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(214,540,372)	(106,558,330)	(208,060,438)	(160,293,557)	(84,806,961)	(130,495,674)
NET INCREASE (DECREASE) IN NET ASSETS	(89,672,452)	(485,082,762)	(169,199,764)	(215,630,084)	(77,915,952)	(179,081,505)
NET ASSETS
Beginning of Year or Period	805,561,878	1,290,644,640	650,393,526	866,023,610	298,381,554	477,463,059
End of Year or Period	$715,889,426	$805,561,878	$481,193,762	$650,393,526	$220,465,602	$298,381,554

	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	$104,577	($230,858)	$3,839,607	$6,908,818	$1,424,767	$4,486,721
Net realized gain (loss)	(17,818,749)	(26,817,342)	11,349,823	12,302,224	(19,668,307)	46,404,207
Change in net unrealized appreciation (depreciation)	46,456,130	(71,340,202)	33,380,794	(195,977,161)	13,745,885	(140,235,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,741,958	(98,388,402)	48,570,224	(176,766,119)	(4,497,655)	(89,344,975)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,214,738	16,752,403	14,100,166	33,031,649	6,563,340	12,528,064
Class P	18,775,684	78,645,860	5,104,806	22,785,502	2,396,153	2,992,258
Cost of shares repurchased
Class I	(8,892,407)	(13,240,577)	(20,138,691)	(62,668,979)	(15,423,442)	(40,764,395)
Class P	(18,052,676)	(4,306,318)	(35,476,682)	(27,554,884)	(113,624,487)	(118,330,282)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,954,661)	77,851,368	(36,410,401)	(34,406,712)	(120,088,436)	(143,574,355)
NET INCREASE (DECREASE) IN NET ASSETS	23,787,297	(20,537,034)	12,159,823	(211,172,831)	(124,586,091)	(232,919,330)
NET ASSETS
Beginning of Year or Period	261,599,899	282,136,933	644,957,356	856,130,187	401,242,132	634,161,462
End of Year or Period	$285,387,196	$261,599,899	$657,117,179	$644,957,356	$276,656,041	$401,242,132

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	$9,937,683	$19,104,353	$7,443,374	$15,622,229	$4,989,967	$7,086,983
Net realized gain (loss)	11,202,156	88,672,182	18,132,527	107,589,122	(39,644,134)	(27,003,555)
Change in net unrealized appreciation (depreciation)	(4,840,753)	(113,085,966)	(8,106,743)	(152,399,291)	108,822,051	(287,931,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,299,086	(5,309,431)	17,469,158	(29,187,940)	74,167,884	(307,847,845)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,627,776	18,989,216	5,058,440	34,137,353	14,506,862	32,999,369
Class P	132,520,455	4,670,281	91,315,244	3,811,409	99,668,581	6,739,242
Cost of shares repurchased
Class I	(18,686,999)	(33,269,451)	(18,100,958)	(17,396,112)	(27,792,739)	(31,441,402)
Class P	(44,083,966)	(237,539,510)	(55,764,144)	(284,269,754)	(62,450,921)	(374,949,933)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	73,377,266	(247,149,464)	22,508,582	(263,717,104)	23,931,783	(366,652,724)
NET INCREASE (DECREASE) IN NET ASSETS	89,676,352	(252,458,895)	39,977,740	(292,905,044)	98,099,667	(674,500,569)
NET ASSETS
Beginning of Year or Period	926,368,490	1,178,827,385	756,667,087	1,049,572,131	695,083,480	1,369,584,049
End of Year or Period	$1,016,044,842	$926,368,490	$796,644,827	$756,667,087	$793,183,147	$695,083,480

	International Growth Portfolio		International Large-Cap Portfolio		International Small-Cap Portfolio
OPERATIONS
Net investment income (loss)	$4,924,683	$4,616,581	$12,822,549	$14,753,818	$3,630,427	$6,729,976
Net realized gain (loss)	(34,971,513)	(61,261,428)	58,852,078	15,728,394	(26,383,081)	(10,258,960)
Change in net unrealized appreciation (depreciation)	103,154,171	(94,646,973)	69,708,923	(228,392,024)	45,627,970	(53,700,173)
Net Increase (Decrease) in Net Assets Resulting from Operations	73,107,341	(151,291,820)	141,383,550	(197,909,812)	22,875,316	(57,229,157)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	2,020,621	1,606,740	11,723,955	29,065,017	1,665,566	3,682,581
Class P	264,877,949	26,022,398	9,835,880	61,062,285	1,992,893	128,841,669
Cost of shares repurchased
Class I	(467,266)	(298,163)	(36,960,711)	(56,311,804)	(4,662,679)	(7,434,969)
Class P	(74,800,245)	(78,358,459)	(207,213,283)	(84,395,635)	(137,940,643)	(18,206,149)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	191,631,059	(51,027,484)	(222,614,159)	(50,580,137)	(138,944,863)	106,883,132
NET INCREASE (DECREASE) IN NET ASSETS	264,738,400	(202,319,304)	(81,230,609)	(248,489,949)	(116,069,547)	49,653,975
NET ASSETS
Beginning of Year or Period	509,906,518	712,225,822	1,054,595,270	1,303,085,219	319,598,662	269,944,687
End of Year or Period	$774,644,918	$509,906,518	$973,364,661	$1,054,595,270	$203,529,115	$319,598,662

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	International Value Portfolio		Health Sciences Portfolio		Real Estate Portfolio
OPERATIONS
Net investment income (loss)	$19,032,724	$30,257,875	$514,698	$740,968	$7,177,884	$7,676,481
Net realized gain (loss)	62,549,741	66,320,010	11,526,487	29,892,641	2,213,144	14,862,693
Change in net unrealized appreciation (depreciation)	13,950,470	(108,591,545)	(5,587,633)	(60,983,765)	7,139,195	(172,234,204)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,532,935	(12,013,660)	6,453,552	(30,350,156)	16,530,223	(149,695,030)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,425,825	14,962,326	4,110,101	14,119,840	4,049,154	9,058,765
Class P	44,011,482	274,373,729	313,399	650,280	7,720,742	89,830,125
Cost of shares repurchased
Class I	(19,862,388)	(35,143,031)	(27,431,872)	(51,905,770)	(10,245,353)	(36,614,250)
Class P	(231,143,119)	(134,314,387)	(119,563)	(219,673)	(111,970,093)	(16,124,157)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(202,568,200)	119,878,637	(23,127,935)	(37,355,323)	(110,445,550)	46,150,483
NET INCREASE (DECREASE) IN NET ASSETS	(107,035,265)	107,864,977	(16,674,383)	(67,705,479)	(93,915,327)	(103,544,547)
NET ASSETS
Beginning of Year or Period	962,888,247	855,023,270	426,481,514	494,186,993	438,953,951	542,498,498
End of Year or Period	$855,852,982	$962,888,247	$409,807,131	$426,481,514	$345,038,624	$438,953,951

	Technology Portfolio		ESG Diversified Portfolio		ESG Diversified Growth Portfolio
OPERATIONS
Net investment income (loss)	($428,144)	($1,490,137)	$93,236	$295,521	$22,453	$160,353
Net realized gain (loss)	4,557,228	2,263,241	(750,342)	(541,446)	(360,866)	(912,908)
Change in net unrealized appreciation (depreciation)	59,092,772	(112,845,011)	2,505,365	(2,954,492)	1,579,896	(1,298,659)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,221,856	(112,071,907)	1,848,259	(3,200,417)	1,241,483	(2,051,214)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	20,609,780	31,911,393	4,314,508	5,996,354	193,773	936,099
Class P	260,276	478,814	52,160	493,304	557,310	3,085,457
Cost of shares repurchased
Class I	(19,099,592)	(31,725,994)	(855,568)	(385,497)	(125,307)	(134,352)
Class P	(79,824)	(96,085)	(494,316)	(7,881)	(166,431)	(2,974,244)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,690,640	568,128	3,016,784	6,096,280	459,345	912,960
NET INCREASE (DECREASE) IN NET ASSETS	64,912,496	(111,503,779)	4,865,043	2,895,863	1,700,828	(1,138,254)
NET ASSETS
Beginning of Year or Period	198,452,525	309,956,304	19,828,167	16,932,304	11,735,124	12,873,378
End of Year or Period	$263,365,021	$198,452,525	$24,693,210	$19,828,167	$13,435,952	$11,735,124

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	PSF Avantis Balanced Allocation Portfolio		Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio
OPERATIONS
Net investment income (loss)	$3,488,505	$5,124,564	($995,093)	($2,168,761)	($4,708,098)	($9,916,500)
Net realized gain (loss)	1,200,529	(7,717,422)	17,099,430	22,597,859	103,505,606	124,627,206
Change in net unrealized appreciation (depreciation)	16,833,033	(56,139,994)	15,750,196	(114,417,071)	102,524,035	(578,813,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,522,067	(58,732,852)	31,854,533	(93,987,973)	201,321,543	(464,102,437)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D	2,097,562	21,338,907
Class I			2,378,492	19,275,314	9,516,729	31,341,142
Class P	287,443	1,341,656	2,732,294	4,648,572	9,569,577	24,902,830
Cost of shares repurchased
Class D	(17,066,179)	(34,393,895)
Class I			(40,687,177)	(66,828,208)	(118,928,587)	(181,394,678)
Class P	(362,682)	(255,472)	(669,655)	(779,092)	(6,675,298)	(6,676,459)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,043,856)	(11,968,804)	(36,246,046)	(43,683,414)	(106,517,579)	(131,827,165)
NET INCREASE (DECREASE) IN NET ASSETS	6,478,211	(70,701,656)	(4,391,513)	(137,671,387)	94,803,964	(595,929,602)
NET ASSETS
Beginning of Year or Period	325,699,911	396,401,567	518,303,201	655,974,588	2,388,119,637	2,984,049,239
End of Year or Period	$332,178,122	$325,699,911	$513,911,688	$518,303,201	$2,482,923,601	$2,388,119,637

	Pacific Dynamix - Growth Portfolio		Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio
OPERATIONS
Net investment income (loss)	($3,449,837)	($6,597,611)	($1,852,066)	($4,137,679)	($2,625,107)	($5,918,679)
Net realized gain (loss)	82,305,458	47,116,764	21,967,490	54,316,413	49,427,913	111,896,118
Change in net unrealized appreciation (depreciation)	91,793,488	(363,280,703)	35,948,013	(250,312,451)	50,916,654	(427,894,484)
Net Increase (Decrease) in Net Assets Resulting from Operations	170,649,109	(322,761,550)	56,063,437	(200,133,717)	97,719,460	(321,917,045)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	29,355,832	236,328,214	9,063,632	77,833,869	6,768,537	14,258,340
Class P	8,389,205	15,300,688	771	11,534	257,532	24,095
Cost of shares repurchased
Class I	(47,085,530)	(50,486,101)	(93,292,596)	(207,777,708)	(123,097,217)	(268,114,948)
Class P	(2,837,901)	(2,952,464)	(42,817)	(3,466)	(121,086)	(15,782)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,178,394)	198,190,337	(84,271,010)	(129,935,771)	(116,192,234)	(253,848,295)
NET INCREASE (DECREASE) IN NET ASSETS	158,470,715	(124,571,213)	(28,207,573)	(330,069,488)	(18,472,774)	(575,765,340)
NET ASSETS
Beginning of Year or Period	1,723,747,932	1,848,319,145	1,166,362,246	1,496,431,734	1,650,557,414	2,226,322,754
End of Year or Period	$1,882,218,647	$1,723,747,932	$1,138,154,673	$1,166,362,246	$1,632,084,640	$1,650,557,414

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio
OPERATIONS
Net investment income (loss)	($11,257,231)	($24,983,870)	($10,410,361)	($22,763,560)	($2,516,106)	($5,409,845)
Net realized gain (loss)	222,602,780	543,309,733	317,731,545	470,230,735	85,880,097	122,575,278
Change in net unrealized appreciation (depreciation)	337,108,838	(1,971,647,849)	229,819,969	(1,881,173,027)	59,787,928	(468,271,758)
Net Increase (Decrease) in Net Assets Resulting from Operations	548,454,387	(1,453,321,986)	537,141,153	(1,433,705,852)	143,151,919	(351,106,325)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,570,308	6,356,127	4,223,774	8,806,845	2,401,672	11,438,658
Class P	212,572	261,798	413,092	1,896,108	296,352	1,574,362
Cost of shares repurchased
Class I	(483,694,720)	(991,933,363)	(390,384,976)	(782,233,794)	(90,051,780)	(163,126,367)
Class P	(56,075)	(108,123)	(179,176)	(1,148,162)	(95,480)	(79,617)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(478,967,915)	(985,423,561)	(385,927,286)	(772,679,003)	(87,449,236)	(150,192,964)
NET INCREASE (DECREASE) IN NET ASSETS	69,486,472	(2,438,745,547)	151,213,867	(2,206,384,855)	55,702,683	(501,299,289)
NET ASSETS
Beginning of Year or Period	7,070,603,078	9,509,348,625	6,485,992,178	8,692,377,033	1,538,981,704	2,040,280,993
End of Year or Period	$7,140,089,550	$7,070,603,078	$6,637,206,045	$6,485,992,178	$1,594,684,387	$1,538,981,704

	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
OPERATIONS
Net investment income (loss)	$6,262,279	$2,697,006	$15,277,014	$23,235,902	$8,635,804	$24,035,077
Net realized gain (loss)	(2,056,444)	(3,938,557)	(2,282,944)	(8,639,861)	(28,929,706)	(6,114,296)
Change in net unrealized appreciation (depreciation)	(822,726)	(6,075,187)	8,379,652	(173,237,655)	32,359,518	(70,992,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,383,109	(7,316,738)	21,373,722	(158,641,614)	12,065,616	(53,071,564)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	288,411,160	20,789,713	158,237,759	108,072,024	1,872,117	9,919,578
Cost of shares repurchased - Class P	(1,496,623)	(77,628,544)	(11,803,877)	(82,580,056)	(196,703,539)	(139,070,208)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	286,914,537	(56,838,831)	146,433,882	25,491,968	(194,831,422)	(129,150,630)
NET INCREASE (DECREASE) IN NET ASSETS	290,297,646	(64,155,569)	167,807,604	(133,149,646)	(182,765,806)	(182,222,194)
NET ASSETS
Beginning of Year or Period	168,632,088	232,787,657	1,026,476,230	1,159,625,876	362,278,584	544,500,778
End of Year or Period	$458,929,734	$168,632,088	$1,194,283,834	$1,026,476,230	$179,512,778	$362,278,584

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Mid-Cap Index Portfolio
OPERATIONS
Net investment income (loss)	$3,743,667	$6,910,326	$10,117,999	$18,140,304	$2,768,639	$6,918,007
Net realized gain (loss)	88,399,877	3,484,086	29,981,600	21,211,482	4,711,482	29,199,761
Change in net unrealized appreciation (depreciation)	123,404,046	(299,314,217)	13,047,301	(112,155,775)	19,427,262	(130,424,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	215,547,590	(288,919,805)	53,146,900	(72,803,989)	26,907,383	(94,307,060)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	5,092,357	389,581,208	109,121,328	201,049,175	1,994,116	25,596,353
Cost of shares repurchased - Class P	(197,200,637)	(12,895,245)	(41,489,159)	(55,487,848)	(106,997,948)	(141,725,658)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(192,108,280)	376,685,963	67,632,169	145,561,327	(105,003,832)	(116,129,305)
NET INCREASE (DECREASE) IN NET ASSETS	23,439,310	87,766,158	120,779,069	72,757,338	(78,096,449)	(210,436,365)
NET ASSETS
Beginning of Year or Period	839,001,681	751,235,523	877,966,630	805,209,292	409,399,047	619,835,412
End of Year or Period	$862,440,991	$839,001,681	$998,745,699	$877,966,630	$331,302,598	$409,399,047

	PD Small-Cap Growth Index Portfolio		PD Small-Cap Value Index Portfolio		PD Emerging Markets Index Portfolio
OPERATIONS
Net investment income (loss)	$237,012	$380,762	$1,238,869	$3,068,040	$1,928,611	$3,590,901
Net realized gain (loss)	(5,980,495)	(11,849,717)	(15,477,581)	7,574,696	(697,755)	17,472,513
Change in net unrealized appreciation (depreciation)	15,168,998	(19,546,984)	14,000,822	(35,472,763)	6,245,004	(63,287,706)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,425,515	(31,015,939)	(237,890)	(24,830,027)	7,475,860	(42,224,292)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	17,220,939	13,792,620	1,151,805	8,746,976	40,915,037	9,020,707
Cost of shares repurchased - Class P	(25,395,136)	(65,288,538)	(56,511,744)	(69,387,427)	(5,323,634)	(171,666,904)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,174,197)	(51,495,918)	(55,359,939)	(60,640,451)	35,591,403	(162,646,197)
NET INCREASE (DECREASE) IN NET ASSETS	1,251,318	(82,511,857)	(55,597,829)	(85,470,478)	43,067,263	(204,870,489)
NET ASSETS
Beginning of Year or Period	68,017,870	150,529,727	137,032,394	222,502,872	103,510,454	308,380,943
End of Year or Period	$69,269,188	$68,017,870	$81,434,565	$137,032,394	$146,577,717	$103,510,454

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2023 (1)	Year Ended December 31, 2022
	PD International Large-Cap Index Portfolio
OPERATIONS
Net investment income (loss)	$10,675,619	$19,361,751
Net realized gain (loss)	28,892,306	(1,687,291)
Change in net unrealized appreciation (depreciation)	24,305,894	(106,732,343)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,873,819	(89,057,883)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	49,685,658	71,983,901
Cost of shares repurchased - Class P	(194,739,293)	(38,690,996)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(145,053,635)	33,292,905
NET INCREASE (DECREASE) IN NET ASSETS	(81,179,816)	(55,764,978)
NET ASSETS
Beginning of Year or Period	639,837,746	695,602,724
End of Year or Period	$558,657,930	$639,837,746

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2023 (7)	$11.10	$0.24	$0.19	$0.43	$-	$-	$-	$11.53	0.73%	0.73%	4.22%	3.86%		$47,965	34%
2022	12.67	0.32	(1.89)	(1.57)	-	-	-	11.10	0.74%	0.74%	2.82%	(12.40%	)	42,839	88%
2021	12.72	0.23	(0.28)	(0.05)	-	-	-	12.67	0.74%	0.74%	1.80%	(0.39%	)	47,044	86%
2020	11.61	0.28	0.83	1.11	-	-	-	12.72	0.74%	0.74%	2.29%	9.58%		46,604	121%
2019	10.46	0.33	0.82	1.15	-	-	-	11.61	0.74%	0.74%	2.98%	10.92%		29,951	78%
2018	10.67	0.33	(0.54)	(0.21)	-	-	-	10.46	0.75%	0.75%	3.10%	(1.94%	)	21,244	83%
Class P
2023 (7)	11.27	0.26	0.19	0.45	-	-	-	11.72	0.53%	0.53%	4.47%	3.97%		869,809	34%
2022	12.84	0.35	(1.92)	(1.57)	-	-	-	11.27	0.54%	0.54%	2.96%	(12.23%	)	402,836	88%
2021	12.86	0.26	(0.28)	(0.02)	-	-	-	12.84	0.54%	0.54%	2.00%	(0.19%	)	590,267	86%
2020	11.72	0.31	0.83	1.14	-	-	-	12.86	0.54%	0.54%	2.53%	9.79%		563,135	121%
2019	10.54	0.36	0.82	1.18	-	-	-	11.72	0.55%	0.55%	3.17%	11.15%		523,920	78%
2018	10.73	0.35	(0.54)	(0.19)	-	-	-	10.54	0.55%	0.55%	3.28%	(1.75%	)	294,297	83%
Diversified Bond
Class I
2023 (7)	$9.72	$0.19	$0.09	$0.28	$-	$-	$-	$10.00	0.65%	0.65%	3.92%	2.93%		$617,380	108%
2022	11.94	0.31	(2.53)	(2.22)	-	-	-	9.72	0.65%	0.65%	3.06%	(18.62%	)	603,308	104%
2021	12.17	0.26	(0.49)	(0.23)	-	-	-	11.94	0.64%	0.64%	2.20%	(1.93%	)	564,741	106%
2020	11.03	0.30	0.84	1.14	-	-	-	12.17	0.65%	0.65%	2.62%	10.35%		474,148	176%
2019	9.76	0.34	0.93	1.27	-	-	-	11.03	0.65%	0.65%	3.21%	13.00%		568,139	276%
2018	9.90	0.33	(0.47)	(0.14)	-	-	-	9.76	0.65%	0.65%	3.37%	(1.36%	)	378,733	260%
Class P
2023 (7)	13.21	0.28	0.12	0.40	-	-	-	13.61	0.45%	0.45%	4.11%	3.03%		1,475,024	108%
2022	16.20	0.44	(3.43)	(2.99)	-	-	-	13.21	0.45%	0.45%	3.12%	(18.46%	)	1,791,603	104%
2021	16.49	0.39	(0.68)	(0.29)	-	-	-	16.20	0.44%	0.44%	2.40%	(1.73%	)	4,131,522	106%
2020	14.91	0.44	1.14	1.58	-	-	-	16.49	0.45%	0.45%	2.80%	10.57%		3,974,079	176%
2019	13.17	0.48	1.26	1.74	-	-	-	14.91	0.45%	0.45%	3.41%	13.22%		3,852,139	276%
2018	13.32	0.46	(0.61)	(0.15)	-	-	-	13.17	0.45%	0.45%	3.56%	(1.16%	)	2,753,754	260%
Floating Rate Income
Class I
2023 (7)	$13.58	$0.58	$0.38	$0.96	$-	$-	$-	$14.54	0.94%	0.94%	8.27%	7.13%		$250,443	51%
2022	13.79	0.71	(0.92)	(0.21)	-	-	-	13.58	0.91%	0.90%	5.26%	(1.54%	)	241,459	45%
2021	13.18	0.53	0.08	0.61	-	-	-	13.79	0.91%	0.86%	3.91%	4.62%		269,774	104%
2020	12.59	0.49	0.10	0.59	-	-	-	13.18	0.91%	0.86%	3.94%	4.71%		236,995	107%
2019	11.65	0.62	0.32	0.94	-	-	-	12.59	0.93%	0.88%	5.07%	8.11%		250,135	105%
2018	11.65	0.58	(0.58)	-	-	-	-	11.65	0.94%	0.94%	4.86%	(0.03%	)	90,147	117%
Class P
2023 (7)	13.84	0.55	0.45	1.00	-	-	-	14.84	0.73%	0.73%	7.75%	7.23%		21,829	51%
2022	14.03	0.78	(0.97)	(0.19)	-	-	-	13.84	0.72%	0.71%	5.68%	(1.35%	)	493,288	45%
2021	13.38	0.56	0.09	0.65	-	-	-	14.03	0.71%	0.66%	4.10%	4.83%		129,383	104%
2020	12.76	0.53	0.09	0.62	-	-	-	13.38	0.71%	0.66%	4.19%	4.92%		239,179	107%
2019	11.78	0.66	0.32	0.98	-	-	-	12.76	0.73%	0.68%	5.29%	8.30%		394,144	105%
2018	11.76	0.59	(0.57)	0.02	-	-	-	11.78	0.73%	0.73%	4.92%	0.17%		366,922	117%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2023 (7)	$8.87	$0.29	$0.15	$0.44	$-	$-	$-	$9.31	0.65%	0.65%		6.39%	4.96%		$230,244	21%
2022	9.89	0.48	(1.50)	(1.02)	-	-	-	8.87	0.63%	0.63%		5.31%	(10.35%	)	220,364	33%
2021	9.38	0.47	0.04	0.51	-	-	-	9.89	0.63%	0.63%		4.88%	5.42%		351,557	46%
2020	8.87	0.48	0.03	0.51	-	-	-	9.38	0.63%	0.63%		5.51%	5.74%		342,507	59%
2019	7.78	0.45	0.64	1.09	-	-	-	8.87	0.64%	0.64%		5.32%	13.98%		319,345	59%
2018	8.05	0.42	(0.69)	(0.27)	-	-	-	7.78	0.63%	0.63%		5.27%	(3.27%	)	269,670	43%
Class P
2023 (7)	9.78	0.32	0.17	0.49	-	-	-	10.27	0.44%	0.44%		6.48%	5.06%		270,417	21%
2022	10.88	0.55	(1.65)	(1.10)	-	-	-	9.78	0.43%	0.43%		5.52%	(10.17%	)	799,387	33%
2021	10.30	0.54	0.04	0.58	-	-	-	10.88	0.43%	0.43%		5.08%	5.63%		966,816	46%
2020	9.72	0.54	0.04	0.58	-	-	-	10.30	0.43%	0.43%		5.72%	5.96%		1,028,641	59%
2019	8.51	0.51	0.70	1.21	-	-	-	9.72	0.44%	0.44%		5.52%	14.21%		864,418	59%
2018	8.78	0.48	(0.75)	(0.27)	-	-	-	8.51	0.43%	0.43%		5.48%	(3.08%	)	771,581	43%
Inflation Managed
Class I
2023 (7)	$11.64	$0.24	($0.05)	$0.19	$-	$-	$-	$11.83	0.73%	0.73%	(8)	4.05%	1.64%		$269,937	86%
2022	13.21	0.84	(2.41)	(1.57)	-	-	-	11.64	0.73%	0.73%		6.86%	(11.87%	)	269,220	47%
2021	12.50	0.62	0.09	0.71	-	-	-	13.21	0.67%	0.67%		4.88%	5.69%		335,607	115%
2020	11.22	0.12	1.16	1.28	-	-	-	12.50	0.88%	0.88%		0.99%	11.42%		292,256	226%
2019	10.32	0.20	0.70	0.90	-	-	-	11.22	1.93%	1.93%		1.88%	8.64%		278,484	284%
2018	10.55	0.31	(0.54)	(0.23)	-	-	-	10.32	1.56%	1.56%		2.94%	(2.15%	)	297,483	256%
Class P
2023 (7)	13.31	0.27	(0.04)	0.23	-	-	-	13.54	0.53%	0.53%	(8)	4.00%	1.74%		277,139	86%
2022	15.08	1.03	(2.80)	(1.77)	-	-	-	13.31	0.53%	0.53%		7.43%	(11.70%	)	397,533	47%
2021	14.24	0.74	0.10	0.84	-	-	-	15.08	0.47%	0.47%		5.09%	5.90%		208,469	115%
2020	12.75	0.15	1.34	1.49	-	-	-	14.24	0.68%	0.68%		1.13%	11.64%		206,924	226%
2019	11.71	0.19	0.85	1.04	-	-	-	12.75	1.73%	1.73%		1.55%	8.86%		158,321	284%
2018	11.95	0.38	(0.62)	(0.24)	-	-	-	11.71	1.36%	1.36%		3.18%	(1.96%	)	362,227	256%
Intermediate Bond
Class I
2023 (7)	$8.69	$0.13	$0.06	$0.19	$-	$-	$-	$8.88	0.64%	0.64%		2.92%	2.29%		$16,422	16%
2022	9.98	0.19	(1.48)	(1.29)	-	-	-	8.69	0.63%	0.63%		2.16%	(12.98%	)	8,363	78%
11/01/2021 - 12/31/2021	9.99	0.02	(0.03)	(0.01)	-	-	-	9.98	0.62%	0.62%		1.12%	(0.16%	)	1,094	135%
Class P
2023 (7)	8.71	0.14	0.06	0.20	-	-	-	8.91	0.43%	0.43%		3.10%	2.39%		1,286,831	16%
2022	9.98	0.19	(1.46)	(1.27)	-	-	-	8.71	0.43%	0.43%		2.13%	(12.81%	)	1,366,426	78%
2021	10.16	0.12	(0.30)	(0.18)	-	-	-	9.98	0.43%	0.43%		1.20%	(1.70%	)	1,254,209	135%
10/23/2020 - 12/31/2020	10.00	0.01	0.15	0.16	-	-	-	10.16	0.45%	0.45%		0.55%	1.57%		1,090,654	82%
Managed Bond
Class I
2023 (7)	$12.69	$0.24	$0.07	$0.31	$-	$-	$-	$13.00	0.65%	0.64%	(8)	3.75%	2.46%		$655,058	256%
2022	14.76	0.33	(2.40)	(2.07)	-	-	-	12.69	0.64%	0.63%		2.46%	(14.02%	)	662,633	426%
2021	14.93	0.25	(0.42)	(0.17)	-	-	-	14.76	0.63%	0.62%		1.69%	(1.13%	)	871,592	320%
2020	13.78	0.30	0.85	1.15	-	-	-	14.93	0.70%	0.69%		2.04%	8.34%		898,530	574%
2019	12.70	0.38	0.70	1.08	-	-	-	13.78	1.00%	1.00%		2.87%	8.49%		829,816	606%
2018	12.78	0.33	(0.41)	(0.08)	-	-	-	12.70	1.04%	1.04%		2.65%	(0.60%	)	840,708	608%
Class P
2023 (7)	14.10	0.28	0.08	0.36	-	-	-	14.46	0.45%	0.44%	(8)	3.94%	2.56%		1,713,058	256%
2022	16.37	0.40	(2.67)	(2.27)	-	-	-	14.10	0.44%	0.43%		2.73%	(13.85%	)	1,795,265	426%
2021	16.52	0.31	(0.46)	(0.15)	-	-	-	16.37	0.43%	0.42%		1.89%	(0.93%	)	1,886,891	320%
2020	15.22	0.36	0.94	1.30	-	-	-	16.52	0.50%	0.49%		2.23%	8.56%		2,096,829	574%
2019	14.00	0.46	0.76	1.22	-	-	-	15.22	0.80%	0.80%		3.08%	8.71%		2,541,514	606%
2018	14.06	0.39	(0.45)	(0.06)	-	-	-	14.00	0.84%	0.84%		2.83%	(0.40%	)	1,456,611	608%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Short Duration Bond
Class I
2023 (7)	$10.22	$0.16	($0.04)	$0.12	$-	$-	$-	$10.34	0.63%	0.63%		3.05%	1.25%		$429,050	24%
2022	10.71	0.18	(0.67)	(0.49)	-	-	-	10.22	0.63%	0.63%		1.69%	(4.58%	)	427,005	83%
2021	10.75	0.12	(0.16)	(0.04)	-	-	-	10.71	0.63%	0.63%		1.10%	(0.45%	)	501,192	82%
2020	10.37	0.18	0.20	0.38	-	-	-	10.75	0.63%	0.63%		1.72%	3.73%		511,791	83%
2019	9.95	0.24	0.18	0.42	-	-	-	10.37	0.64%	0.64%		2.33%	4.22%		465,453	131%
2018	9.84	0.20	(0.09)	0.11	-	-	-	9.95	0.64%	0.64%		2.00%	1.14%		483,827	101%
Class P
2023 (7)	10.71	0.18	(0.04)	0.14	-	-	-	10.85	0.43%	0.43%		3.38%	1.36%		1,877,744	24%
2022	11.20	0.20	(0.69)	(0.49)	-	-	-	10.71	0.43%	0.43%		1.87%	(4.39%	)	724,988	83%
2021	11.22	0.15	(0.17)	(0.02)	-	-	-	11.20	0.43%	0.43%		1.30%	(0.25%	)	934,420	82%
2020	10.80	0.21	0.21	0.42	-	-	-	11.22	0.43%	0.43%		1.90%	3.94%		1,035,575	83%
2019	10.34	0.27	0.19	0.46	-	-	-	10.80	0.43%	0.43%		2.53%	4.43%		837,740	131%
2018	10.20	0.21	(0.07)	0.14	-	-	-	10.34	0.43%	0.43%		2.07%	1.34%		518,877	101%
Emerging Markets Debt
Class I
2023 (7)	$11.05	$0.37	$0.44	$0.81	$-	$-	$-	$11.86	1.10%	1.05%	(8)	6.50%	7.29%		$22,601	72%
2022	12.21	0.60	(1.76)	(1.16)	-	-	-	11.05	1.11%	1.06%		5.31%	(9.27%	)	21,815	103%
2021	12.97	0.53	(1.29)	(0.76)	-	-	-	12.21	1.05%	1.03%		4.20%	(6.12%	)	90,598	145%
2020	12.75	0.54	(0.32)	0.22	-	-	-	12.97	1.09%	1.07%		4.54%	1.75%		84,108	82%
2019	11.64	0.68	0.43	1.11	-	-	-	12.75	1.05%	1.03%		5.48%	9.52%		54,255	55%
2018	12.31	0.66	(1.33)	(0.67)	-	-	-	11.64	1.04%	1.04%		5.57%	(5.45%	)	45,110	46%
Class P
2023 (7)	11.28	0.39	0.45	0.84	-	-	-	12.12	0.89%	0.84%	(8)	6.68%	7.39%		116,277	72%
2022	12.44	0.65	(1.81)	(1.16)	-	-	-	11.28	0.92%	0.87%		5.68%	(9.08%	)	210,706	103%
2021	13.19	0.56	(1.31)	(0.75)	-	-	-	12.44	0.85%	0.82%		4.40%	(5.94%	)	467,700	145%
2020	12.94	0.59	(0.34)	0.25	-	-	-	13.19	0.86%	0.84%		4.93%	1.96%		290,029	82%
2019	11.80	0.71	0.43	1.14	-	-	-	12.94	0.85%	0.83%		5.63%	9.74%		716,924	55%
2018	12.45	0.67	(1.32)	(0.65)	-	-	-	11.80	0.84%	0.83%		5.66%	(5.26%	)	1,029,570	46%
Dividend Growth
Class I
2023 (7)	$33.01	$0.18	$2.04	$2.22	$-	$-	$-	$35.23	0.88%	0.85%		1.07%	6.73%		$591,933	10%
2022	36.88	0.29	(4.16)	(3.87)	-	-	-	33.01	0.88%	0.88%		0.87%	(10.49%	)	563,348	16%
2021	29.32	0.21	7.35	7.56	-	-	-	36.88	0.87%	0.87%		0.63%	25.80%		649,523	10%
2020	25.85	0.23	3.24	3.47	-	-	-	29.32	0.88%	0.88%		0.92%	13.44%		526,309	28%
2019	19.78	0.25	5.82	6.07	-	-	-	25.85	0.88%	0.88%		1.06%	30.64%		487,210	23%
2018	20.04	0.27	(0.53)	(0.26)	-	-	-	19.78	0.89%	0.89%		1.32%	(1.28%	)	373,346	27%
Class P
2023 (7)	36.51	0.23	2.27	2.50	-	-	-	39.01	0.68%	0.65%		1.27%	6.83%		848,719	10%
2022	40.71	0.39	(4.59)	(4.20)	-	-	-	36.51	0.68%	0.68%		1.05%	(10.31%	)	751,335	16%
2021	32.30	0.30	8.11	8.41	-	-	-	40.71	0.67%	0.67%		0.84%	26.05%		1,197,125	10%
2020	28.42	0.31	3.57	3.88	-	-	-	32.30	0.68%	0.68%		1.12%	13.66%		1,356,736	28%
2019	21.71	0.32	6.39	6.71	-	-	-	28.42	0.69%	0.69%		1.25%	30.90%		950,491	23%
2018	21.95	0.35	(0.59)	(0.24)	-	-	-	21.71	0.70%	0.70%		1.55%	(1.09%	)	502,741	27%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Equity Index
Class I
2023 (7)	$97.29	$0.75	$15.53	$16.28	$-	$-	$-	$113.57	0.28%	0.28%	1.44%		16.74%		$3,504,166	1%
2022	119.09	1.41	(23.21)	(21.80)	-	-	-	97.29	0.28%	0.28%	1.36%		(18.31%	)	3,072,629	6%
2021	92.77	1.21	25.11	26.32	-	-	-	119.09	0.27%	0.27%	1.14%		28.37%		3,929,164	2%
2020	78.55	1.25	12.97	14.22	-	-	-	92.77	0.28%	0.28%	1.59%		18.11%		3,129,087	7%
2019	59.92	1.22	17.41	18.63	-	-	-	78.55	0.28%	0.28%	1.74%		31.10%		2,672,446	6%
2018	62.89	1.08	(4.05)	(2.97)	-	-	-	59.92	0.28%	0.28%	1.66%		(4.73%	)	2,077,180	4%
Class P
2023 (7)	101.28	0.88	16.19	17.07	-	-	-	118.35	0.08%	0.08%	1.64%		16.85%		764,455	1%
2022	123.73	1.68	(24.13)	(22.45)	-	-	-	101.28	0.08%	0.08%	1.57%		(18.15%	)	587,247	6%
2021	96.20	1.47	26.06	27.53	-	-	-	123.73	0.07%	0.07%	1.36%		28.63%		581,154	2%
2020	81.29	1.45	13.46	14.91	-	-	-	96.20	0.08%	0.08%	1.79%		18.35%		778,542	7%
2019	61.88	1.40	18.01	19.41	-	-	-	81.29	0.08%	0.08%	1.91%		31.36%		718,257	6%
2018	64.82	1.24	(4.18)	(2.94)	-	-	-	61.88	0.08%	0.08%	1.85%		(4.54%	)	391,230	4%
Focused Growth
Class I
2023 (7)	$41.74	($0.01)	$10.81	$10.80	$-	$-	$-	$52.54	0.94%	0.94%	(0.05%	)	25.90%		$268,189	28%
2022	63.04	(0.12)	(21.18)	(21.30)	-	-	-	41.74	0.95%	0.95%	(0.26%	)	(33.80%	)	218,362	43%
2021	52.63	(0.30)	10.71	10.41	-	-	-	63.04	0.95%	0.95%	(0.51%	)	19.79%		347,239	44%
2020	38.06	(0.19)	14.76	14.57	-	-	-	52.63	0.97%	0.97%	(0.44%	)	38.29%		291,287	42%
2019	28.09	(0.06)	10.03	9.97	-	-	-	38.06	0.97%	0.97%	(0.16%	)	35.46%		236,437	40%
2018	26.76	(0.07)	1.40	1.33	-	-	-	28.09	0.97%	0.97%	(0.24%	)	4.99%		180,115	41%
Class P
2023 (7)	42.78	0.03	11.10	11.13	-	-	-	53.91	0.74%	0.74%	0.15%		26.02%		674,070	28%
2022	64.49	(0.01)	(21.70)	(21.71)	-	-	-	42.78	0.75%	0.75%	(0.01%	)	(33.66%	)	693,129	43%
2021	53.73	(0.17)	10.93	10.76	-	-	-	64.49	0.75%	0.75%	(0.28%	)	20.03%		496,393	44%
2020	38.77	(0.10)	15.06	14.96	-	-	-	53.73	0.76%	0.76%	(0.23%	)	38.58%		45	42%
2019	28.56	0.02	10.19	10.21	-	-	-	38.77	0.76%	0.76%	0.05%		35.75%		33	40%
2018	27.14	(0.01)	1.43	1.42	-	-	-	28.56	0.76%	0.76%	(0.03%	)	5.21%		24	41%
Growth
Class I
2023 (7)	$44.65	$0.01	$10.61	$10.62	$-	$-	$-	$55.27	0.78%	0.78%	0.02%		23.80%		$761,809	21%
2022	64.90	(0.07)	(20.18)	(20.25)	-	-	-	44.65	0.78%	0.78%	(0.14%	)	(31.21%	)	634,578	19%
2021	52.59	(0.23)	12.54	12.31	-	-	-	64.90	0.77%	0.77%	(0.38%	)	23.42%		999,552	13%
2020	39.97	(0.12)	12.74	12.62	-	-	-	52.59	0.78%	0.78%	(0.28%	)	31.56%		833,240	40%
2019	28.94	(0.04)	11.07	11.03	-	-	-	39.97	0.78%	0.78%	(0.12%	)	38.13%		709,513	28%
2018	28.26	(0.02)	0.70	0.68	-	-	-	28.94	0.78%	0.78%	(0.05%	)	2.40%		541,763	33%
Class P
2023 (7)	48.56	0.06	11.56	11.62	-	-	-	60.18	0.58%	0.58%	0.22%		23.93%		645,481	21%
2022	70.46	0.03	(21.93)	(21.90)	-	-	-	48.56	0.58%	0.58%	0.05%		(31.07%	)	555,373	19%
2021	56.97	(0.12)	13.61	13.49	-	-	-	70.46	0.57%	0.57%	(0.18%	)	23.67%		1,219,416	13%
2020	43.22	(0.04)	13.79	13.75	-	-	-	56.97	0.58%	0.58%	(0.08%	)	31.82%		1,496,227	40%
2019	31.23	0.03	11.96	11.99	-	-	-	43.22	0.58%	0.58%	0.08%		38.41%		1,244,042	28%
2018	30.43	0.05	0.75	0.80	-	-	-	31.23	0.58%	0.58%	0.14%		2.61%		764,599	33%
Hedged Equity
Class I
2023 (7)	$9.69	$0.04	$1.23	$1.27	$-	$-	$-	$10.96	0.90%	0.90%	0.73%		12.95%		$197,755	27%
2022	10.55	0.07	(0.93)	(0.86)	-	-	-	9.69	0.92%	0.90%	0.72%		(7.95%	)	156,133	29%
04/30/2021 - 12/31/2021	10.00	0.03	0.52	0.55	-	-	-	10.55	1.13%	0.90%	0.48%		5.37%		58,694	34%
Class P
2023 (7)	9.72	0.05	1.23	1.28	-	-	-	11.00	0.70%	0.70%	0.95%		13.06%		5,601	27%
2022	10.57	0.10	(0.95)	(0.85)	-	-	-	9.72	0.72%	0.70%	0.98%		(7.76%	)	3,648	29%
04/30/2021 - 12/31/2021	10.00	0.05	0.52	0.57	-	-	-	10.57	0.93%	0.70%	0.70%		5.51%		633	34%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Large-Cap Core
Class I
2023 (7)	$54.51	$0.29	$8.83	$9.12	$-	$-	$-	$63.63	0.68%	0.68%	1.01%		16.72%		$586,263	34%
2022	68.67	0.59	(14.75)	(14.16)	-	-	-	54.51	0.68%	0.68%	1.00%		(20.61%	)	522,329	126%
2021	53.74	0.53	14.40	14.93	-	-	-	68.67	0.67%	0.67%	0.87%		27.76%		715,346	42%
2020	47.17	0.46	6.11	6.57	-	-	-	53.74	0.68%	0.68%	0.99%		13.94%		625,521	56%
2019	35.70	0.51	10.96	11.47	-	-	-	47.17	0.68%	0.68%	1.20%		32.13%		626,936	42%
2018	38.70	0.50	(3.50)	(3.00)	-	-	-	35.70	0.68%	0.68%	1.27%		(7.74%	)	533,368	62%
Class P
2023 (7)	61.15	0.39	9.91	10.30	-	-	-	71.45	0.48%	0.48%	1.18%		16.84%		869,504	34%
2022	76.88	0.78	(16.51)	(15.73)	-	-	-	61.15	0.48%	0.48%	1.20%		(20.46%	)	496,819	126%
2021	60.05	0.78	16.05	16.83	-	-	-	76.88	0.47%	0.47%	1.14%		28.02%		397,013	42%
2020	52.60	0.61	6.84	7.45	-	-	-	60.05	0.48%	0.48%	1.17%		14.16%		578,315	56%
2019	39.73	0.66	12.21	12.87	-	-	-	52.60	0.48%	0.48%	1.40%		32.40%		459,756	42%
2018	42.98	0.63	(3.88)	(3.25)	-	-	-	39.73	0.48%	0.48%	1.44%		(7.56%	)	426,489	62%
Large-Cap Growth
Class I
2023 (7)	$15.30	($0.01)	$4.77	$4.76	$-	$-	$-	$20.06	0.94%	0.89%	(0.12%	)	31.13%		$346,714	87%
2022	24.64	(0.03)	(9.31)	(9.34)	-	-	-	15.30	0.94%	0.90%	(0.18%	)	(37.90%	)	271,862	67%
2021	20.49	(0.10)	4.25	4.15	-	-	-	24.64	0.93%	0.89%	(0.44%	)	20.27%		460,251	40%
2020	14.81	(0.07)	5.75	5.68	-	-	-	20.49	0.93%	0.89%	(0.40%	)	38.35%		420,994	42%
2019	11.19	(0.04)	3.66	3.62	-	-	-	14.81	0.94%	0.89%	(0.30%	)	32.34%		308,203	42%
2018	10.98	(0.01)	0.22	0.21	-	-	-	11.19	0.93%	0.89%	(0.09%	)	1.89%		241,246	65%
Class P
2023 (7)	18.16	0.01	5.66	5.67	-	-	-	23.83	0.74%	0.69%	0.07%		31.26%		651,369	87%
2022	29.18	0.01	(11.03)	(11.02)	-	-	-	18.16	0.74%	0.70%	0.03%		(37.77%	)	512,220	67%
2021	24.21	(0.06)	5.03	4.97	-	-	-	29.18	0.73%	0.69%	(0.24%	)	20.51%		765,546	40%
2020	17.47	(0.04)	6.78	6.74	-	-	-	24.21	0.73%	0.69%	(0.20%	)	38.62%		1,132,392	42%
2019	13.17	(0.02)	4.32	4.30	-	-	-	17.47	0.74%	0.69%	(0.10%	)	32.61%		1,059,043	42%
2018	12.90	0.02	0.25	0.27	-	-	-	13.17	0.74%	0.69%	0.12%		2.09%		993,572	65%
Large-Cap Value
Class I
2023 (7)	$32.12	$0.22	$1.58	$1.80	$-	$-	$-	$33.92	0.84%	0.84%	1.38%		5.62%		$433,009	15%
2022	34.40	0.41	(2.69)	(2.28)	-	-	-	32.12	0.84%	0.84%	1.28%		(6.63%	)	425,091	9%
2021	27.28	0.33	6.79	7.12	-	-	-	34.40	0.83%	0.83%	1.03%		26.12%		469,171	18%
2020	25.76	0.35	1.17	1.52	-	-	-	27.28	0.83%	0.83%	1.48%		5.87%		376,337	33%
2019	20.05	0.35	5.36	5.71	-	-	-	25.76	0.84%	0.84%	1.52%		28.46%		377,392	10%
2018	22.12	0.30	(2.37)	(2.07)	-	-	-	20.05	0.83%	0.83%	1.36%		(9.35%	)	322,823	13%
Class P
2023 (7)	35.52	0.28	1.76	2.04	-	-	-	37.56	0.64%	0.64%	1.59%		5.73%		735,065	15%
2022	37.97	0.52	(2.97)	(2.45)	-	-	-	35.52	0.64%	0.64%	1.47%		(6.44%	)	701,589	9%
2021	30.05	0.43	7.49	7.92	-	-	-	37.97	0.63%	0.63%	1.25%		26.37%		874,567	18%
2020	28.32	0.43	1.30	1.73	-	-	-	30.05	0.63%	0.63%	1.65%		6.08%		1,216,921	33%
2019	22.00	0.44	5.88	6.32	-	-	-	28.32	0.64%	0.64%	1.73%		28.72%		833,371	10%
2018	24.23	0.37	(2.60)	(2.23)	-	-	-	22.00	0.63%	0.63%	1.54%		(9.17%	)	992,336	13%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Equity
Class I
2023 (7)	$28.28	$0.07	$2.01	$2.08	$-	$-	$-	$30.36	0.88%	0.88%	0.51%		7.37%		$386,508	66%
2022	34.18	0.34	(6.24)	(5.90)	-	-	-	28.28	0.88%	0.88%	1.12%		(17.26%	)	365,129	154%
2021	29.36	0.07	4.75	4.82	-	-	-	34.18	0.88%	0.88%	0.22%		16.40%		457,508	119%
2020	23.03	0.10	6.23	6.33	-	-	-	29.36	0.88%	0.88%	0.44%		27.51%		420,292	103%
2019	19.06	0.21	3.76	3.97	-	-	-	23.03	0.88%	0.88%	0.97%		20.84%		365,156	166%
2018	21.11	0.14	(2.19)	(2.05)	-	-	-	19.06	0.88%	0.88%	0.64%		(9.72%	)	319,749	146%
Class P
2023 (7)	35.12	0.12	2.50	2.62	-	-	-	37.74	0.68%	0.68%	0.68%		7.48%		210,711	66%
2022	42.36	0.49	(7.73)	(7.24)	-	-	-	35.12	0.68%	0.68%	1.30%		(17.09%	)	235,870	154%
2021	36.32	0.17	5.87	6.04	-	-	-	42.36	0.68%	0.68%	0.41%		16.63%		358,643	119%
2020	28.42	0.19	7.71	7.90	-	-	-	36.32	0.68%	0.68%	0.67%		27.77%		398,953	103%
2019	23.48	0.32	4.62	4.94	-	-	-	28.42	0.68%	0.68%	1.17%		21.09%		702,213	166%
2018	25.95	0.22	(2.69)	(2.47)	-	-	-	23.48	0.68%	0.68%	0.84%		(9.54%	)	480,884	146%
Mid-Cap Growth
Class I
2023 (7)	$22.20	($0.04)	$4.03	$3.99	$-	$-	$-	$26.19	0.93%	0.91%	(0.36%	)	17.96%		$396,296	12%
2022	32.05	(0.11)	(9.74)	(9.85)	-	-	-	22.20	0.93%	0.91%	(0.44%	)	(30.72%	)	344,219	29%
2021	27.47	(0.17)	4.75	4.58	-	-	-	32.05	0.93%	0.90%	(0.56%	)	16.67%		541,746	37%
2020	18.30	(0.07)	9.24	9.17	-	-	-	27.47	0.93%	0.91%	(0.34%	)	50.14%		474,569	21%
2019	13.22	(0.04)	5.12	5.08	-	-	-	18.30	0.93%	0.91%	(0.27%	)	38.45%		367,697	24%
2018	13.19	(0.02)	0.05	0.03	-	-	-	13.22	0.93%	0.90%	(0.17%	)	0.16%		280,053	55%
Class P
2023 (7)	24.53	(0.02)	4.45	4.43	-	-	-	28.96	0.73%	0.71%	(0.17%	)	18.08%		319,594	12%
2022	35.34	(0.06)	(10.75)	(10.81)	-	-	-	24.53	0.73%	0.71%	(0.24%	)	(30.59%	)	461,342	29%
2021	30.23	(0.12)	5.23	5.11	-	-	-	35.34	0.73%	0.70%	(0.37%	)	16.90%		748,898	37%
2020	20.09	(0.03)	10.17	10.14	-	-	-	30.23	0.73%	0.71%	(0.14%	)	50.44%		537,942	21%
2019	14.48	(0.01)	5.62	5.61	-	-	-	20.09	0.73%	0.71%	(0.08%	)	38.73%		586,278	24%
2018	14.43	- (9)	0.05	0.05	-	-	-	14.48	0.73%	0.71%	0.02%		0.36%		470,124	55%
Mid-Cap Value
Class I
2023 (7)	$25.42	$0.13	$1.79	$1.92	$-	$-	$-	$27.34	0.94%	0.94%	0.99%		7.54%		$134,719	18%
2022	27.41	0.25	(2.24)	(1.99)	-	-	-	25.42	0.93%	0.93%	0.97%		(7.26%	)	130,901	31%
2021	21.58	0.15	5.68	5.83	-	-	-	27.41	0.93%	0.93%	0.60%		27.03%		152,213	22%
2020	20.45	0.18	0.95	1.13	-	-	-	21.58	0.93%	0.93%	1.02%		5.52%		109,677	48%
2019	15.74	0.17	4.54	4.71	-	-	-	20.45	0.93%	0.93%	0.92%		29.94%		119,570	37%
2018	18.47	0.14	(2.87)	(2.73)	-	-	-	15.74	0.92%	0.92%	0.77%		(14.79%	)	94,015	56%
Class P
2023 (7)	37.89	0.22	2.67	2.89	-	-	-	40.78	0.73%	0.73%	1.11%		7.65%		346,475	18%
2022	40.77	0.44	(3.32)	(2.88)	-	-	-	37.89	0.73%	0.73%	1.16%		(7.08%	)	519,493	31%
2021	32.03	0.29	8.45	8.74	-	-	-	40.77	0.73%	0.73%	0.78%		27.29%		713,811	22%
2020	30.30	0.33	1.40	1.73	-	-	-	32.03	0.73%	0.73%	1.23%		5.73%		730,338	48%
2019	23.27	0.30	6.73	7.03	-	-	-	30.30	0.73%	0.73%	1.10%		30.20%		910,059	37%
2018	27.26	0.25	(4.24)	(3.99)	-	-	-	23.27	0.71%	0.71%	0.94%		(14.62%	)	973,693	56%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Equity
Class I
2023 (7)	$26.30	$0.17	$0.77	$0.94	$-	$-	$-	$27.24	1.02%	0.92%	1.30%		3.58%		$92,163	25%
2022	30.21	0.25	(4.16)	(3.91)	-	-	-	26.30	1.01%	0.91%	0.91%		(12.92%	)	90,420	39%
2021	23.89	0.25	6.07	6.32	-	-	-	30.21	1.00%	0.90%	0.87%		26.46%		114,214	51%
2020	22.66	0.25	0.98	1.23	-	-	-	23.89	1.03%	0.93%	1.29%		5.42%		87,097	46%
2019	18.28	0.29	4.09	4.38	-	-	-	22.66	1.02%	0.92%	1.40%		23.96%		84,882	39%
2018	20.99	0.23	(2.94)	(2.71)	-	-	-	18.28	1.02%	0.92%	1.09%		(12.91%	)	70,229	35%
Class P
2023 (7)	34.57	0.25	1.02	1.27	-	-	-	35.84	0.82%	0.72%	1.42%		3.68%		128,302	25%
2022	39.62	0.39	(5.44)	(5.05)	-	-	-	34.57	0.81%	0.71%	1.07%		(12.74%	)	207,962	39%
2021	31.27	0.41	7.94	8.35	-	-	-	39.62	0.80%	0.70%	1.06%		26.71%		363,249	51%
2020	29.60	0.37	1.30	1.67	-	-	-	31.27	0.83%	0.73%	1.46%		5.63%		104,196	46%
2019	23.83	0.43	5.34	5.77	-	-	-	29.60	0.82%	0.72%	1.60%		24.21%		168,886	39%
2018	27.31	0.35	(3.83)	(3.48)	-	-	-	23.83	0.82%	0.72%	1.26%		(12.74%	)	167,917	35%
Small-Cap Growth
Class I
2023 (7)	$23.43	$- (9)	$2.50	$2.50	$-	$-	$-	$25.93	0.84%	0.84%	(0.01%	)	10.63%		$155,200	38%
2022	33.44	(0.05)	(9.96)	(10.01)	-	-	-	23.43	0.84%	0.84%	(0.19%	)	(29.92%	)	145,705	50%
2021	32.88	(0.16)	0.72	0.56	-	-	-	33.44	0.84%	0.84%	(0.46%	)	1.69%		204,086	79%
2020	21.14	(0.09)	11.83	11.74	-	-	-	32.88	0.84%	0.84%	(0.36%	)	55.58%		208,805	175%
2019	16.02	(0.15)	5.27	5.12	-	-	-	21.14	0.84%	0.84%	(0.72%	)	31.90%		155,017	99%
2018	15.18	(0.10)	0.94	0.84	-	-	-	16.02	0.84%	0.84%	(0.55%	)	5.55%		130,454	102%
Class P
2023 (7)	27.84	0.03	2.96	2.99	-	-	-	30.83	0.64%	0.64%	0.19%		10.74%		130,187	38%
2022	39.65	0.02	(11.83)	(11.81)	-	-	-	27.84	0.65%	0.65%	0.06%		(29.78%	)	115,895	50%
2021	38.91	(0.10)	0.84	0.74	-	-	-	39.65	0.64%	0.64%	(0.25%	)	1.89%		78,051	79%
2020	24.96	(0.04)	13.99	13.95	-	-	-	38.91	0.64%	0.64%	(0.13%	)	55.89%		99,319	175%
2019	18.89	(0.12)	6.19	6.07	-	-	-	24.96	0.64%	0.64%	(0.52%	)	32.17%		42,086	99%
2018	17.86	(0.07)	1.10	1.03	-	-	-	18.89	0.64%	0.64%	(0.33%	)	5.75%		46,225	102%
Small-Cap Index
Class I
2023 (7)	$27.88	$0.17	$2.01	$2.18	$-	$-	$-	$30.06	0.56%	0.56%	1.15%		7.81%		$536,071	8%
2022	35.23	0.28	(7.63)	(7.35)	-	-	-	27.88	0.55%	0.55%	0.93%		(20.86%	)	502,756	14%
2021	30.84	0.23	4.16	4.39	-	-	-	35.23	0.54%	0.54%	0.65%		14.24%		671,321	21%
2020	25.88	0.20	4.76	4.96	-	-	-	30.84	0.55%	0.55%	0.85%		19.16%		610,657	20%
2019	20.74	0.22	4.92	5.14	-	-	-	25.88	0.55%	0.55%	0.93%		24.80%		553,267	12%
2018	23.45	0.21	(2.92)	(2.71)	-	-	-	20.74	0.55%	0.55%	0.87%		(11.55%	)	450,257	16%
Class P
2023 (7)	28.48	0.20	2.05	2.25	-	-	-	30.73	0.35%	0.35%	1.33%		7.92%		121,046	8%
2022	35.91	0.34	(7.77)	(7.43)	-	-	-	28.48	0.35%	0.35%	1.13%		(20.70%	)	142,202	14%
2021	31.37	0.30	4.24	4.54	-	-	-	35.91	0.34%	0.34%	0.85%		14.47%		184,809	21%
2020	26.28	0.25	4.84	5.09	-	-	-	31.37	0.35%	0.35%	1.05%		19.39%		185,980	20%
2019	21.01	0.27	5.00	5.27	-	-	-	26.28	0.35%	0.35%	1.11%		25.05%		156,017	12%
2018	23.71	0.26	(2.96)	(2.70)	-	-	-	21.01	0.35%	0.35%	1.04%		(11.38%	)	248,932	16%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Value
Class I
2023 (7)	$25.64	$0.09	($0.14)	($0.05)	$-	$-	$-	$25.59	0.99%	0.99%	0.73%	(0.22%	)	$190,099	23%
2022	30.82	0.24	(5.42)	(5.18)	-	-	-	25.64	0.99%	0.99%	0.87%	(16.81%	)	199,012	40%
2021	22.73	0.13	7.96	8.09	-	-	-	30.82	0.98%	0.98%	0.44%	35.61%		270,629	56%
2020	21.97	0.14	0.62	0.76	-	-	-	22.73	0.99%	0.99%	0.81%	3.44%		201,788	51%
2019	17.93	0.12	3.92	4.04	-	-	-	21.97	0.98%	0.98%	0.59%	22.58%		207,494	36%
2018	21.41	0.06	(3.54)	(3.48)	-	-	-	17.93	0.98%	0.98%	0.28%	(16.29%	)	178,406	37%
Class P
2023 (7)	31.46	0.14	(0.17)	(0.03)	-	-	-	31.43	0.79%	0.79%	0.89%	(0.12%	)	86,557	23%
2022	37.74	0.35	(6.63)	(6.28)	-	-	-	31.46	0.78%	0.78%	1.05%	(16.64%	)	202,230	40%
2021	27.78	0.23	9.73	9.96	-	-	-	37.74	0.78%	0.78%	0.64%	35.88%		363,532	56%
2020	26.80	0.22	0.76	0.98	-	-	-	27.78	0.79%	0.79%	0.99%	3.64%		106,613	51%
2019	21.82	0.19	4.79	4.98	-	-	-	26.80	0.78%	0.78%	0.77%	22.83%		171,032	36%
2018	26.02	0.11	(4.31)	(4.20)	-	-	-	21.82	0.78%	0.78%	0.43%	(16.12%	)	186,530	37%
Value
Class I
2023 (7)	$19.46	$0.18	($0.02)	$0.16	$-	$-	$-	$19.62	0.94%	0.87%	1.92%	0.79%		$235,966	23%
2022	19.57	0.34	(0.45)	(0.11)	-	-	-	19.46	0.94%	0.87%	1.77%	(0.53%	)	249,169	33%
2021	16.09	0.28	3.20	3.48	-	-	-	19.57	0.94%	0.86%	1.55%	21.64%		265,095	48%
2020	17.28	0.28	(1.47)	(1.19)	-	-	-	16.09	0.95%	0.92%	1.96%	(6.94%	)	242,064	123%
2019	13.86	0.29	3.13	3.42	-	-	-	17.28	0.94%	0.93%	1.84%	24.72%		268,920	31%
2018	15.81	0.23	(2.18)	(1.95)	-	-	-	13.86	0.94%	0.93%	1.44%	(12.37%	)	232,352	19%
Class P
2023 (7)	22.44	0.24	(0.04)	0.20	-	-	-	22.64	0.74%	0.67%	2.13%	0.89%		780,079	23%
2022	22.51	0.43	(0.50)	(0.07)	-	-	-	22.44	0.74%	0.67%	1.96%	(0.34%	)	677,200	33%
2021	18.47	0.37	3.67	4.04	-	-	-	22.51	0.74%	0.66%	1.75%	21.89%		913,732	48%
2020	19.81	0.36	(1.70)	(1.34)	-	-	-	18.47	0.75%	0.72%	2.17%	(6.75%	)	547,526	123%
2019	15.85	0.37	3.59	3.96	-	-	-	19.81	0.75%	0.73%	2.02%	24.97%		807,432	31%
2018	18.05	0.30	(2.50)	(2.20)	-	-	-	15.85	0.74%	0.73%	1.63%	(12.20%	)	443,178	19%
Value Advantage
Class I
2023 (7)	$23.42	$0.20	$0.15	$0.35	$-	$-	$-	$23.77	0.89%	0.89%	1.76%	1.51%		$98,199	18%
2022	24.41	0.40	(1.39)	(0.99)	-	-	-	23.42	0.89%	0.89%	1.69%	(4.07%	)	109,885	20%
2021	18.99	0.27	5.15	5.42	-	-	-	24.41	0.89%	0.89%	1.21%	28.52%		97,936	26%
2020	19.54	0.28	(0.83)	(0.55)	-	-	-	18.99	0.89%	0.89%	1.68%	(2.78%	)	56,754	33%
2019	15.39	0.29	3.86	4.15	-	-	-	19.54	0.89%	0.89%	1.63%	26.96%		50,905	17%
2018	16.92	0.29	(1.82)	(1.53)	-	-	-	15.39	0.89%	0.88%	1.70%	(9.06%	)	34,468	20%
Class P
2023 (7)	23.88	0.23	0.15	0.38	-	-	-	24.26	0.69%	0.69%	1.95%	1.61%		698,446	18%
2022	24.84	0.45	(1.41)	(0.96)	-	-	-	23.88	0.69%	0.69%	1.87%	(3.87%	)	646,782	20%
2021	19.29	0.32	5.23	5.55	-	-	-	24.84	0.69%	0.69%	1.42%	28.78%		951,636	26%
2020	19.80	0.31	(0.82)	(0.51)	-	-	-	19.29	0.69%	0.69%	1.87%	(2.58%	)	1,029,439	33%
2019	15.56	0.33	3.91	4.24	-	-	-	19.80	0.69%	0.69%	1.82%	27.21%		886,218	17%
2018	17.08	0.32	(1.84)	(1.52)	-	-	-	15.56	0.69%	0.68%	1.87%	(8.88%	)	790,239	20%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data									Ratios to Average Net Assets					Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Emerging Markets
Class I
2023 (7)	$16.54	$0.11		$1.54	$1.65	$-	$-	$-	$18.19	1.06%	1.06%		1.19%		9.99%		$337,110	25%
2022	22.14	0.13		(5.73)	(5.60)	-	-	-	16.54	1.07%	1.07%		0.75%		(25.27%	)	318,746	46%
2021	24.13	0.09		(2.08)	(1.99)	-	-	-	22.14	1.05%	1.05%		0.39%		(8.28%	)	424,886	45%
2020	20.57	0.04		3.52	3.56	-	-	-	24.13	1.04%	1.04%		0.22%		17.33%		469,683	36%
2019	16.38	0.12		4.07	4.19	-	-	-	20.57	1.07%	1.07%		0.67%		25.60%		446,118	28%
2018	18.61	0.11		(2.34)	(2.23)	-	-	-	16.38	1.06%	1.06%		0.61%		(11.99%	)	383,056	35%
Class P
2023 (7)	17.26	0.13		1.62	1.75	-	-	-	19.01	0.86%	0.86%		1.40%		10.10%		456,073	25%
2022	23.06	0.17		(5.97)	(5.80)	-	-	-	17.26	0.86%	0.86%		0.90%		(25.12%	)	376,337	46%
2021	25.09	0.15		(2.18)	(2.03)	-	-	-	23.06	0.85%	0.85%		0.58%		(8.10%	)	944,698	45%
2020	21.34	0.09		3.66	3.75	-	-	-	25.09	0.84%	0.84%		0.44%		17.56%		1,112,611	36%
2019	16.96	0.15		4.23	4.38	-	-	-	21.34	0.87%	0.87%		0.81%		25.85%		1,011,549	28%
2018	19.23	0.15		(2.42)	(2.27)	-	-	-	16.96	0.86%	0.86%		0.79%		(11.82%	)	1,318,856	35%
International Growth
Class I
2023 (7)	$7.78	$0.07		$0.85	$0.92	$-	$-	$-	$8.70	0.95%	0.95%		1.60%		11.85%		$3,513	29%
2022	9.92	0.04		(2.18)	(2.14)	-	-	-	7.78	0.96%	0.96%		0.52%		(21.54%	)	1,720	32%
10/29/2021 - 12/31/2021	10.00	(0.01)		(0.07)	(0.08)	-	-	-	9.92	1.02%	1.02%		(0.30%	)	(0.85%	)	538	3%
Class P
2023 (7)	7.80	0.07		0.88	0.95	-	-	-	8.75	0.76%	0.76%		1.64%		12.16%		771,131	29%
2022	9.92	0.07		(2.19)	(2.12)	-	-	-	7.80	0.77%	0.77%		0.83%		(21.38%	)	508,186	32%
10/29/2021 - 12/31/2021	10.00	-	(9)	(0.08)	(0.08)	-	-	-	9.92	0.84%	0.84%		0.04%		(0.81%	)	711,688	3%
International Large-Cap
Class I
2023 (7)	$11.68	$0.16		$1.51	$1.67	$-	$-	$-	$13.35	1.02%	0.99%		2.46%		14.23%		$582,337	3%
2022	13.78	0.14		(2.24)	(2.10)	-	-	-	11.68	1.02%	0.99%		1.22%		(15.19%	)	533,078	12%
2021	12.00	0.14		1.64	1.78	-	-	-	13.78	1.01%	0.98%		1.09%		14.78%		660,058	9%
2020	10.84	0.08		1.08	1.16	-	-	-	12.00	1.01%	1.01%		0.75%		10.74%		626,819	19%
2019	8.47	0.17		2.20	2.37	-	-	-	10.84	1.01%	1.01%		1.72%		28.03%		595,183	10%
2018	9.60	0.13		(1.26)	(1.13)	-	-	-	8.47	1.00%	1.00%		1.40%		(11.81%	)	493,737	15%
Class P
2023 (7)	12.66	0.17		1.65	1.82	-	-	-	14.48	0.82%	0.79%		2.51%		14.34%		391,028	3%
2022	14.90	0.18		(2.42)	(2.24)	-	-	-	12.66	0.82%	0.79%		1.44%		(15.02%	)	521,517	12%
2021	12.96	0.19		1.75	1.94	-	-	-	14.90	0.81%	0.78%		1.39%		15.01%		643,027	9%
2020	11.68	0.10		1.18	1.28	-	-	-	12.96	0.81%	0.81%		0.93%		10.96%		1,056,100	19%
2019	9.10	0.21		2.37	2.58	-	-	-	11.68	0.80%	0.80%		1.98%		28.29%		1,084,523	10%
2018	10.30	0.17		(1.37)	(1.20)	-	-	-	9.10	0.80%	0.80%		1.72%		(11.63%	)	1,413,770	15%
International Small-Cap
Class I
2023 (7)	$11.01	$0.18		$0.72	$0.90	$-	$-	$-	$11.91	1.14%	1.12%	(8)	3.00%		8.15%		$78,063	3%
2022	13.28	0.21		(2.48)	(2.27)	-	-	-	11.01	1.14%	1.12%		1.88%		(17.09%	)	75,004	18%
2021	11.66	0.26		1.36	1.62	-	-	-	13.28	1.11%	1.11%		2.01%		13.87%		94,703	128%
2020	10.76	0.12		0.78	0.90	-	-	-	11.66	1.10%	1.10%		1.28%		8.42%		89,998	48%
2019	8.96	0.17		1.63	1.80	-	-	-	10.76	1.13%	1.13%		1.71%		20.07%		95,316	55%
2018	11.51	0.16		(2.71)	(2.55)	-	-	-	8.96	1.09%	1.09%		1.44%		(22.16%	)	80,593	37%
Class P
2023 (7)	15.30	0.21		1.05	1.26	-	-	-	16.56	0.94%	0.92%	(8)	2.58%		8.25%		125,467	3%
2022	18.42	0.35		(3.47)	(3.12)	-	-	-	15.30	0.94%	0.92%		2.26%		(16.92%	)	244,595	18%
2021	16.14	0.40		1.88	2.28	-	-	-	18.42	0.91%	0.91%		2.18%		14.10%		175,242	128%
2020	14.86	0.20		1.08	1.28	-	-	-	16.14	0.90%	0.90%		1.54%		8.64%		186,062	48%
2019	12.35	0.22		2.29	2.51	-	-	-	14.86	0.91%	0.91%		1.64%		20.31%		180,917	55%
2018	15.83	0.24		(3.72)	(3.48)	-	-	-	12.35	0.89%	0.89%		1.58%		(22.00%	)	507,601	37%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Value
Class I
2023 (7)	$14.08	$0.33	$1.22	$1.55	$-	$-	$-	$15.63	0.90%	0.90%	4.39%		11.00%		$303,720	25%
2022	14.26	0.40	(0.58)	(0.18)	-	-	-	14.08	0.91%	0.91%	2.93%		(1.26%	)	288,052	49%
2021	11.85	0.34	2.07	2.41	-	-	-	14.26	0.90%	0.90%	2.50%		20.36%		312,717	35%
2020	12.77	0.19	(1.11)	(0.92)	-	-	-	11.85	0.90%	0.90%	1.83%		(7.17%	)	272,016	66%
2019	10.95	0.32	1.50	1.82	-	-	-	12.77	0.89%	0.89%	2.70%		16.60%		290,316	27%
2018	12.87	0.28	(2.20)	(1.92)	-	-	-	10.95	0.89%	0.89%	2.20%		(14.96%	)	256,738	33%
Class P
2023 (7)	15.90	0.36	1.41	1.77	-	-	-	17.67	0.70%	0.70%	4.20%		11.11%		552,133	25%
2022	16.08	0.51	(0.69)	(0.18)	-	-	-	15.90	0.71%	0.71%	3.32%		(1.07%	)	674,837	49%
2021	13.33	0.40	2.35	2.75	-	-	-	16.08	0.70%	0.70%	2.60%		20.60%		542,306	35%
2020	14.33	0.23	(1.23)	(1.00)	-	-	-	13.33	0.70%	0.70%	1.94%		(6.98%	)	1,065,402	66%
2019	12.27	0.38	1.68	2.06	-	-	-	14.33	0.69%	0.69%	2.87%		16.83%		1,239,876	27%
2018	14.39	0.36	(2.48)	(2.12)	-	-	-	12.27	0.69%	0.69%	2.56%		(14.79%	)	1,384,976	33%
Health Sciences
Class I
2023 (7)	$60.97	$0.08	$0.95	$1.03	$-	$-	$-	$62.00	1.14%	1.14%	0.25%		1.68%		$407,730	17%
2022	64.73	0.10	(3.86)	(3.76)	-	-	-	60.97	1.14%	1.14%	0.17%		(5.80%	)	424,635	36%
2021	57.60	(0.02)	7.15	7.13	-	-	-	64.73	1.13%	1.13%	(0.04%	)	12.38%		492,712	45%
2020	48.49	(0.01)	9.12	9.11	-	-	-	57.60	1.14%	1.14%	(0.03%	)	18.79%		454,545	21%
2019	38.55	0.01	9.93	9.94	-	-	-	48.49	1.14%	1.14%	0.03%		25.77%		420,805	39%
2018	35.73	0.04	2.78	2.82	-	-	-	38.55	1.13%	1.13%	0.10%		7.90%		374,644	30%
Class P
2023 (7)	67.35	0.15	1.05	1.20	-	-	-	68.55	0.94%	0.94%	0.46%		1.78%		2,077	17%
2022	71.35	0.25	(4.25)	(4.00)	-	-	-	67.35	0.94%	0.94%	0.38%		(5.61%	)	1,846	36%
2021	63.36	0.11	7.88	7.99	-	-	-	71.35	0.93%	0.93%	0.16%		12.61%		1,475	45%
2020	53.23	0.10	10.03	10.13	-	-	-	63.36	0.93%	0.93%	0.16%		19.03%		530	21%
2019	42.24	0.11	10.88	10.99	-	-	-	53.23	0.93%	0.93%	0.24%		26.04%		41	39%
2018	39.06	0.13	3.05	3.18	-	-	-	42.24	0.92%	0.92%	0.31%		8.12%		33	30%
Real Estate
Class I
2023 (7)	$29.70	$0.54	$0.96	$1.50	$-	$-	$-	$31.20	1.08%	0.99%	3.52%		5.04%		$209,108	6%
2022	39.94	0.47	(10.71)	(10.24)	-	-	-	29.70	1.07%	0.98%	1.41%		(25.64%	)	204,962	23%
2021	28.46	(0.22)	11.70	11.48	-	-	-	39.94	1.07%	0.98%	(0.65%	)	40.32%		308,201	22%
2020	29.43	0.99	(1.96)	(0.97)	-	-	-	28.46	1.07%	0.98%	3.73%		(3.28%	)	242,921	38%
2019	22.41	0.49	6.53	7.02	-	-	-	29.43	1.06%	0.97%	1.80%		31.28%		282,511	33%
2018	24.22	0.91	(2.72)	(1.81)	-	-	-	22.41	1.07%	1.05%	3.91%		(7.45%	)	232,920	87%
Class P
2023 (7)	31.23	0.53	1.08	1.61	-	-	-	32.84	0.87%	0.78%	3.31%		5.15%		135,931	6%
2022	41.91	0.60	(11.28)	(10.68)	-	-	-	31.23	0.87%	0.78%	1.71%		(25.49%	)	233,992	23%
2021	29.81	(0.18)	12.28	12.10	-	-	-	41.91	0.87%	0.78%	(0.51%	)	40.60%		234,297	22%
2020	30.76	1.00	(1.95)	(0.95)	-	-	-	29.81	0.87%	0.78%	3.57%		(3.08%	)	235,401	38%
2019	23.38	0.56	6.82	7.38	-	-	-	30.76	0.87%	0.78%	1.95%		31.55%		404,175	33%
2018	25.22	0.92	(2.76)	(1.84)	-	-	-	23.38	0.87%	0.86%	3.81%		(7.27%	)	147,732	87%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Technology
Class I
2023 (7)	$10.57	($0.02)	$3.37	$3.35	$-	$-	$-	$13.92	1.14%	1.14%	(0.37%	)	31.69%		$261,695	38%
2022	16.53	(0.08)	(5.88)	(5.96)	-	-	-	10.57	1.14%	1.14%	(0.64%	)	(36.06%	)	197,337	28%
2021	14.52	(0.13)	2.14	2.01	-	-	-	16.53	1.14%	1.14%	(0.84%	)	13.86%		308,749	40%
2020	9.86	(0.09)	4.75	4.66	-	-	-	14.52	1.14%	1.14%	(0.78%	)	47.24%		287,129	44%
2019	7.23	(0.06)	2.69	2.63	-	-	-	9.86	1.15%	1.15%	(0.71%	)	36.32%		189,301	28%
2018	7.11	(0.05)	0.17	0.12	-	-	-	7.23	1.14%	1.14%	(0.63%	)	1.79%		145,479	31%
Class P
2023 (7)	13.49	(0.01)	4.30	4.29	-	-	-	17.78	0.94%	0.94%	(0.18%	)	31.82%		1,670	38%
2022	21.05	(0.07)	(7.49)	(7.56)	-	-	-	13.49	0.94%	0.94%	(0.43%	)	(35.93%	)	1,116	28%
2021	18.45	(0.13)	2.73	2.60	-	-	-	21.05	0.94%	0.94%	(0.66%	)	14.09%		1,207	40%
2020	12.51	(0.10)	6.04	5.94	-	-	-	18.45	0.94%	0.94%	(0.61%	)	47.54%		482	44%
2019	9.15	(0.05)	3.41	3.36	-	-	-	12.51	0.93%	0.93%	(0.48%	)	36.63%		26	28%
2018	8.97	(0.04)	0.22	0.18	-	-	-	9.15	0.93%	0.93%	(0.42%	)	2.00%		17	31%
ESG Diversified
Class I
2023 (7)	$8.92	$0.04	$0.76	$0.80	$-	$-	$-	$9.72	0.67%	0.50%	0.86%		8.88%		$24,527	37%
2022	10.70	0.15	(1.93)	(1.78)	-	-	-	8.92	0.78%	0.50%	1.61%		(16.59%	)	19,257	55%
04/30/2021 - 12/31/2021	10.00	0.08	0.62	0.70	-	-	-	10.70	0.97%	0.50%	1.12%		7.00%		16,819	13%
Class P
2023 (7)	8.95	0.05	0.76	0.81	-	-	-	9.76	0.47%	0.30%	0.99%		8.99%		166	37%
2022	10.71	0.46	(2.22)	(1.76)	-	-	-	8.95	0.58%	0.30%	4.93%		(16.43%	)	571	55%
04/30/2021 - 12/31/2021	10.00	0.08	0.63	0.71	-	-	-	10.71	0.77%	0.30%	1.16%		7.15%		114	13%
ESG Diversified Growth
Class I
2023 (7)	$8.28	$0.02	$0.85	$0.87	$-	$-	$-	$9.15	0.86%	0.50%	0.35%		10.41%		$12,448	27%
2022	10.11	0.12	(1.95)	(1.83)	-	-	-	8.28	0.94%	0.50%	1.34%		(18.08%	)	11,210	83%
10/29/2021 - 12/31/2021	10.00	0.08	0.03	0.11	-	-	-	10.11	1.23%	0.50%	4.51%		1.09%		12,772	3%
Class P
2023 (7)	8.30	0.02	0.85	0.87	-	-	-	9.17	0.66%	0.30%	0.57%		10.52%		988	27%
2022	10.11	0.12	(1.93)	(1.81)	-	-	-	8.30	0.67%	0.30%	1.44%		(17.97%	)	525	83%
10/29/2021 - 12/31/2021	10.00	0.08	0.03	0.11	-	-	-	10.11	1.03%	0.30%	4.67%		1.12%		101	3%
PSF Avantis Balanced Allocation
Class D
2023 (7)	$14.39	$0.16	$0.80	$0.96	$-	$-	$-	$15.35	0.49%	0.43%	2.12%		6.72%		$329,378	8%
2022	16.92	0.22	(2.75)	(2.53)	-	-	-	14.39	0.48%	0.47%	1.48%		(14.99%	)	323,006	128%
2021	15.04	0.21	1.67	1.88	-	-	-	16.92	0.48%	0.48%	1.28%		12.50%		394,494	16%
2020	13.42	0.19	1.43	1.62	-	-	-	15.04	0.49%	0.49%	1.44%		12.11%		310,280	11%
2019	11.20	0.24	1.98	2.22	-	-	-	13.42	0.50%	0.50%	1.90%		19.75%		243,088	15%
2018	11.94	0.32	(1.06)	(0.74)	-	-	-	11.20	0.54%	0.54%	2.69%		(6.19%	)	161,971	11%
Class P
2023 (7)	14.50	0.18	0.82	1.00	-	-	-	15.50	0.24%	0.18%	2.37%		6.85%		2,800	8%
2022	17.02	0.29	(2.81)	(2.52)	-	-	-	14.50	0.23%	0.22%	1.87%		(14.78%	)	2,694	128%
2021	15.09	0.42	1.51	1.93	-	-	-	17.02	0.23%	0.23%	2.52%		12.78%		1,907	16%
2020	13.42	0.28	1.39	1.67	-	-	-	15.09	0.23%	0.23%	2.01%		12.40%		100	11%
10/31/2019 - 12/31/2019	12.97	0.08	0.37	0.45	-	-	-	13.42	0.23%	0.23%	3.77%		3.53%		24	15%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Dynamix-Conservative Growth
Class I
2023 (7)	$17.76	($0.04)	$1.16	$1.12	$-	$-	$-	$18.88	0.43%	0.39%	(0.39%	)	6.31%		$505,174	12%
2022	20.74	(0.07)	(2.91)	(2.98)	-	-	-	17.76	0.43%	0.38%	(0.38%	)	(14.38%	)	512,069	17%
2021	19.49	(0.08)	1.33	1.25	-	-	-	20.74	0.42%	0.39%	(0.39%	)	6.44%		652,973	14%
2020	17.37	(0.07)	2.19	2.12	-	-	-	19.49	0.43%	0.37%	(0.37%	)	12.21%		644,310	24%
2019	15.04	(0.06)	2.39	2.33	-	-	-	17.37	0.42%	0.37%	(0.37%	)	15.47%		573,500	13%
2018	15.64	(0.06)	(0.54)	(0.60)	-	-	-	15.04	0.43%	0.38%	(0.38%	)	(3.84%	)	516,504	9%
Class P
2023 (7)	17.88	(0.02)	1.16	1.14	-	-	-	19.02	0.23%	0.19%	(0.19%	)	6.42%		8,737	12%
2022	20.84	(0.03)	(2.93)	(2.96)	-	-	-	17.88	0.23%	0.18%	(0.18%	)	(14.20%	)	6,234	17%
2021	19.53	(0.04)	1.35	1.31	-	-	-	20.84	0.22%	0.19%	(0.19%	)	6.66%		3,001	14%
2020	17.37	(0.03)	2.19	2.16	-	-	-	19.53	0.23%	0.17%	(0.17%	)	12.44%		565	24%
10/31/2019 - 12/31/2019	16.92	- (9)	0.45	0.45	-	-	-	17.37	0.22%	0.17%	(0.17%	)	2.70%		58	13%
Pacific Dynamix-Moderate Growth
Class I
2023 (7)	$23.51	($0.05)	$2.07	$2.02	$-	$-	$-	$25.53	0.42%	0.39%	(0.39%	)	8.59%		$2,440,656	13%
2022	27.88	(0.10)	(4.27)	(4.37)	-	-	-	23.51	0.42%	0.39%	(0.39%	)	(15.69%	)	2,352,022	14%
2021	25.21	(0.10)	2.77	2.67	-	-	-	27.88	0.42%	0.38%	(0.38%	)	10.62%		2,961,966	13%
2020	22.00	(0.08)	3.29	3.21	-	-	-	25.21	0.42%	0.37%	(0.37%	)	14.58%		2,734,225	21%
2019	18.50	(0.07)	3.57	3.50	-	-	-	22.00	0.42%	0.37%	(0.37%	)	18.94%		2,535,186	10%
2018	19.58	(0.07)	(1.01)	(1.08)	-	-	-	18.50	0.42%	0.37%	(0.37%	)	(5.53%	)	2,250,973	8%
Class P
2023 (7)	23.66	(0.02)	2.08	2.06	-	-	-	25.72	0.22%	0.19%	(0.19%	)	8.70%		42,267	13%
2022	28.01	(0.05)	(4.30)	(4.35)	-	-	-	23.66	0.22%	0.19%	(0.19%	)	(15.52%	)	36,097	14%
2021	25.27	(0.05)	2.79	2.74	-	-	-	28.01	0.22%	0.18%	(0.18%	)	10.85%		22,083	13%
2020	22.01	(0.04)	3.30	3.26	-	-	-	25.27	0.22%	0.17%	(0.17%	)	14.81%		1,343	21%
10/31/2019 - 12/31/2019	21.21	(0.01)	0.81	0.80	-	-	-	22.01	0.21%	0.16%	(0.16%	)	3.75%		303	10%
Pacific Dynamix-Growth
Class I
2023 (7)	$27.48	($0.06)	$2.78	$2.72	$-	$-	$-	$30.20	0.42%	0.39%	(0.39%	)	9.93%		$1,847,338	16%
2022	32.98	(0.11)	(5.39)	(5.50)	-	-	-	27.48	0.42%	0.38%	(0.38%	)	(16.69%	)	1,697,274	11%
2021	28.85	(0.12)	4.25	4.13	-	-	-	32.98	0.42%	0.38%	(0.38%	)	14.33%		1,830,704	9%
2020	24.91	(0.09)	4.03	3.94	-	-	-	28.85	0.42%	0.37%	(0.37%	)	15.79%		1,267,281	19%
2019	20.26	(0.08)	4.73	4.65	-	-	-	24.91	0.42%	0.37%	(0.37%	)	22.94%		868,260	14%
2018	21.86	(0.08)	(1.52)	(1.60)	-	-	-	20.26	0.42%	0.37%	(0.37%	)	(7.28%	)	717,105	14%
Class P
2023 (7)	27.65	(0.03)	2.81	2.78	-	-	-	30.43	0.22%	0.19%	(0.19%	)	10.04%		34,881	16%
2022	33.13	(0.05)	(5.43)	(5.48)	-	-	-	27.65	0.22%	0.18%	(0.18%	)	(16.52%	)	26,474	11%
2021	28.91	(0.06)	4.28	4.22	-	-	-	33.13	0.22%	0.18%	(0.18%	)	14.57%		17,616	9%
2020	24.92	(0.04)	4.03	3.99	-	-	-	28.91	0.22%	0.17%	(0.17%	)	16.02%		3,086	19%
10/31/2019 - 12/31/2019	23.78	(0.01)	1.15	1.14	-	-	-	24.92	0.21%	0.18%	(0.18%	)	4.77%		85	14%
Portfolio Optimization Conservative
Class I
2023 (7)	$13.22	($0.02)	$0.67	$0.65	$-	$-	$-	$13.87	0.32%	0.32%	(0.32%	)	4.91%		$1,137,979	16%
2022	15.32	(0.04)	(2.06)	(2.10)	-	-	-	13.22	0.32%	0.32%	(0.32%	)	(13.67%	)	1,166,154	25%
2021	14.99	(0.05)	0.38	0.33	-	-	-	15.32	0.32%	0.32%	(0.32%	)	2.20%		1,496,201	12%
2020	13.89	(0.04)	1.14	1.10	-	-	-	14.99	0.32%	0.32%	(0.32%	)	7.88%		1,677,166	47%
2019	12.38	(0.04)	1.55	1.51	-	-	-	13.89	0.32%	0.32%	(0.32%	)	12.20%		1,547,975	25%
2018	12.81	(0.04)	(0.39)	(0.43)	-	-	-	12.38	0.32%	0.32%	(0.32%	)	(3.38%	)	1,513,368	18%
Class P
2023 (7)	13.31	(0.01)	0.68	0.67	-	-	-	13.98	0.12%	0.12%	(0.12%	)	5.02%		175	16%
2022	15.38	(0.02)	(2.05)	(2.07)	-	-	-	13.31	0.12%	0.12%	(0.12%	)	(13.49%	)	208	25%
2021	15.02	(0.02)	0.38	0.36	-	-	-	15.38	0.12%	0.12%	(0.12%	)	2.41%		231	12%
2020	13.90	(0.02)	1.14	1.12	-	-	-	15.02	0.12%	0.12%	(0.12%	)	8.10%		178	47%
10/31/2019 - 12/31/2019	13.68	- (9)	0.22	0.22	-	-	-	13.90	0.11%	0.11%	(0.11%	)	1.61%		159	25%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)		Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Moderate-Conservative
Class I
2023 (7)	$15.14	($0.02)	$0.94	$0.92	$-	$-	$-	$16.06	0.32%	0.32%	(0.32%	)	6.08%		$1,631,652	19%
2022	17.79	(0.05)	(2.60)	(2.65)	-	-	-	15.14	0.32%	0.32%	(0.32%	)	(14.90%	)	1,650,281	20%
2021	16.73	(0.05)	1.11	1.06	-	-	-	17.79	0.32%	0.32%	(0.32%	)	6.28%		2,226,011	14%
2020	15.22	(0.05)	1.56	1.51	-	-	-	16.73	0.32%	0.32%	(0.32%	)	9.97%		2,366,379	29%
2019	13.20	(0.05)	2.07	2.02	-	-	-	15.22	0.32%	0.32%	(0.32%	)	15.28%		2,439,237	19%
2018	13.89	(0.04)	(0.65)	(0.69)	-	-	-	13.20	0.32%	0.32%	(0.32%	)	(4.99%	)	2,436,704	19%
Class P
2023 (7)	15.23	(0.01)	0.95	0.94	-	-	-	16.17	0.12%	0.12%	(0.12%	)	6.18%		432	19%
2022	17.86	(0.02)	(2.61)	(2.63)	-	-	-	15.23	0.12%	0.12%	(0.12%	)	(14.73%	)	277	20%
2021	16.77	(0.02)	1.11	1.09	-	-	-	17.86	0.12%	0.12%	(0.12%	)	6.49%		312	14%
2020	15.22	(0.02)	1.57	1.55	-	-	-	16.77	0.12%	0.12%	(0.12%	)	10.19%		292	29%
10/31/2019 - 12/31/2019	14.84	- (9)	0.38	0.38	-	-	-	15.22	0.11%	0.11%	(0.11%	)	2.56%		250	19%
Portfolio Optimization Moderate
Class I
2023 (7)	$16.93	($0.03)	$1.38	$1.35	$-	$-	$-	$18.28	0.32%	0.32%	(0.32%	)	7.99%		$7,138,194	21%
2022	20.08	(0.06)	(3.09)	(3.15)	-	-	-	16.93	0.32%	0.32%	(0.32%	)	(15.72%	)	7,068,997	19%
2021	18.40	(0.06)	1.74	1.68	-	-	-	20.08	0.31%	0.31%	(0.31%	)	9.18%		9,507,628	13%
2020	16.45	(0.05)	2.00	1.95	-	-	-	18.40	0.32%	0.32%	(0.32%	)	11.83%		9,839,706	23%
2019	13.89	(0.05)	2.61	2.56	-	-	-	16.45	0.32%	0.32%	(0.32%	)	18.46%		9,999,658	24%
2018	14.86	(0.05)	(0.92)	(0.97)	-	-	-	13.89	0.32%	0.32%	(0.32%	)	(6.55%	)	9,804,910	19%
Class P
2023 (7)	17.04	(0.01)	1.39	1.38	-	-	-	18.42	0.12%	0.12%	(0.12%	)	8.10%		1,896	21%
2022	20.17	(0.02)	(3.11)	(3.13)	-	-	-	17.04	0.12%	0.12%	(0.12%	)	(15.55%	)	1,606	19%
2021	18.44	(0.02)	1.75	1.73	-	-	-	20.17	0.11%	0.11%	(0.11%	)	9.40%		1,720	13%
2020	16.46	(0.02)	2.00	1.98	-	-	-	18.44	0.12%	0.12%	(0.12%	)	12.05%		1,410	23%
10/31/2019 - 12/31/2019	15.94	- (9)	0.52	0.52	-	-	-	16.46	0.11%	0.11%	(0.11%	)	3.25%		1,026	24%
Portfolio Optimization Growth
Class I
2023 (7)	$18.79	($0.03)	$1.63	$1.60	$-	$-	$-	$20.39	0.32%	0.32%	(0.32%	)	8.49%		$6,633,319	17%
2022	22.61	(0.06)	(3.76)	(3.82)	-	-	-	18.79	0.32%	0.32%	(0.32%	)	(16.88%	)	6,482,637	16%
2021	19.99	(0.07)	2.69	2.62	-	-	-	22.61	0.31%	0.31%	(0.31%	)	13.12%		8,689,159	15%
2020	17.73	(0.06)	2.32	2.26	-	-	-	19.99	0.32%	0.32%	(0.32%	)	12.72%		8,618,177	20%
2019	14.58	(0.05)	3.20	3.15	-	-	-	17.73	0.32%	0.32%	(0.32%	)	21.65%		8,651,630	28%
2018	15.88	(0.05)	(1.25)	(1.30)	-	-	-	14.58	0.32%	0.32%	(0.32%	)	(8.19%	)	8,221,474	19%
Class P
2023 (7)	18.91	(0.01)	1.64	1.63	-	-	-	20.54	0.12%	0.12%	(0.12%	)	8.60%		3,887	17%
2022	22.71	(0.02)	(3.78)	(3.80)	-	-	-	18.91	0.12%	0.12%	(0.12%	)	(16.71%	)	3,356	16%
2021	20.03	(0.02)	2.70	2.68	-	-	-	22.71	0.11%	0.11%	(0.11%	)	13.34%		3,218	15%
2020	17.74	(0.02)	2.31	2.29	-	-	-	20.03	0.12%	0.12%	(0.12%	)	12.95%		1,990	20%
10/31/2019 - 12/31/2019	17.03	- (9)	0.71	0.71	-	-	-	17.74	0.11%	0.11%	(0.11%	)	4.15%		886	28%
Portfolio Optimization Aggressive-Growth
Class I
2023 (7)	$19.71	($0.03)	$1.91	$1.88	$-	$-	$-	$21.59	0.32%	0.32%	(0.32%	)	9.52%		$1,591,817	20%
2022	23.89	(0.07)	(4.11)	(4.18)	-	-	-	19.71	0.32%	0.32%	(0.32%	)	(17.51%	)	1,536,560	16%
2021	20.65	(0.07)	3.31	3.24	-	-	-	23.89	0.32%	0.32%	(0.32%	)	15.68%		2,039,105	16%
2020	18.37	(0.06)	2.34	2.28	-	-	-	20.65	0.32%	0.32%	(0.32%	)	12.46%		1,962,163	19%
2019	14.84	(0.05)	3.58	3.53	-	-	-	18.37	0.32%	0.32%	(0.32%	)	23.76%		1,975,940	24%
2018	16.38	(0.05)	(1.49)	(1.54)	-	-	-	14.84	0.32%	0.32%	(0.32%	)	(9.39%	)	1,850,216	18%
Class P
2023 (7)	19.84	(0.01)	1.92	1.91	-	-	-	21.75	0.12%	0.12%	(0.12%	)	9.63%		2,868	20%
2022	24.00	(0.02)	(4.14)	(4.16)	-	-	-	19.84	0.12%	0.12%	(0.12%	)	(17.34%	)	2,422	16%
2021	20.70	(0.03)	3.33	3.30	-	-	-	24.00	0.12%	0.12%	(0.12%	)	15.92%		1,176	16%
2020	18.37	(0.02)	2.35	2.33	-	-	-	20.70	0.12%	0.12%	(0.12%	)	12.68%		579	19%
10/31/2019 - 12/31/2019	17.54	- (9)	0.83	0.83	-	-	-	18.37	0.11%	0.11%	(0.11%	)	4.76%		203	24%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
Class P
2023 (7)	$10.97	$0.21	($0.06)	$0.15	$-	$-	$-	$11.12	0.19%	0.19%	3.83%	1.36%		$458,930	14%
2022	11.35	0.16	(0.54)	(0.38)	-	-	-	10.97	0.23%	0.23%	1.44%	(3.32%	)	168,632	59%
2021	11.39	0.11	(0.15)	(0.04)	-	-	-	11.35	0.22%	0.22%	1.00%	(0.37%	)	232,788	49%
2020	11.07	0.23	0.09	0.32	-	-	-	11.39	0.22%	0.22%	2.02%	2.94%		219,296	78%
2019	10.55	0.28	0.24	0.52	-	-	-	11.07	0.23%	0.23%	2.62%	4.96%		240,371	53%
2018	10.41	0.23	(0.09)	0.14	-	-	-	10.55	0.23%	0.23%	2.17%	1.33%		211,190	56%
PD Aggregate Bond Index
Class P
2023 (7)	$12.10	$0.17	$0.09	$0.26	$-	$-	$-	$12.36	0.19%	0.19%	2.74%	2.19%		$1,194,284	22%
2022	13.95	0.27	(2.12)	(1.85)	-	-	-	12.10	0.20%	0.20%	2.15%	(13.28%	)	1,026,476	64%
2021	14.21	0.22	(0.48)	(0.26)	-	-	-	13.95	0.19%	0.19%	1.58%	(1.84%	)	1,159,626	95%
2020	13.26	0.28	0.67	0.95	-	-	-	14.21	0.19%	0.19%	2.02%	7.15%		995,115	86%
2019	12.23	0.33	0.70	1.03	-	-	-	13.26	0.20%	0.20%	2.58%	8.43%		897,405	32%
2018	12.25	0.31	(0.33)	(0.02)	-	-	-	12.23	0.20%	0.20%	2.61%	(0.14%	)	1,033,233	43%
PD High Yield Bond Market
Class P
2023 (7)	$16.94	$0.56	$0.32	$0.88	$-	$-	$-	$17.82	0.28%	0.28%	6.50%	5.20%		$179,513	13%
2022	19.04	1.03	(3.13)	(2.10)	-	-	-	16.94	0.23%	0.23%	5.88%	(11.00%	)	362,279	21%
2021	18.12	0.97	(0.05)	0.92	-	-	-	19.04	0.22%	0.22%	5.22%	5.07%		544,501	25%
2020	16.98	0.96	0.18	1.14	-	-	-	18.12	0.23%	0.23%	5.76%	6.71%		454,951	32%
2019	14.84	0.95	1.19	2.14	-	-	-	16.98	0.26%	0.26%	5.84%	14.39%		364,770	27%
2018	15.24	0.89	(1.29)	(0.40)	-	-	-	14.84	0.31%	0.31%	5.82%	(2.57%	)	183,329	24%
PD Large-Cap Growth Index
Class P
2023 (7)	$58.16	$0.28	$16.54	$16.82	$-	$-	$-	$74.98	0.16%	0.16%	0.88%	28.92%		$862,441	14%
2022	82.21	0.53	(24.58)	(24.05)	-	-	-	58.16	0.16%	0.16%	0.82%	(29.25%	)	839,002	25%
2021	64.56	0.41	17.24	17.65	-	-	-	82.21	0.17%	0.17%	0.57%	27.34%		751,236	21%
2020	46.71	0.44	17.41	17.85	-	-	-	64.56	0.17%	0.17%	0.84%	38.22%		832,075	28%
2019	34.32	0.45	11.94	12.39	-	-	-	46.71	0.17%	0.17%	1.10%	36.10%		788,137	26%
2018	34.94	0.44	(1.06)	(0.62)	-	-	-	34.32	0.17%	0.17%	1.17%	(1.78%	)	596,541	23%
PD Large-Cap Value Index
Class P
2023 (7)	$40.01	$0.44	$1.58	$2.02	$-	$-	$-	$42.03	0.16%	0.16%	2.17%	5.06%		$998,746	16%
2022	43.38	0.84	(4.21)	(3.37)	-	-	-	40.01	0.16%	0.16%	2.09%	(7.77%	)	877,967	20%
2021	34.69	0.75	7.94	8.69	-	-	-	43.38	0.17%	0.17%	1.87%	25.03%		805,209	24%
2020	33.65	0.74	0.30	1.04	-	-	-	34.69	0.17%	0.17%	2.48%	3.10%		788,962	47%
2019	26.64	0.77	6.24	7.01	-	-	-	33.65	0.17%	0.17%	2.51%	26.32%		801,722	21%
2018	29.08	0.71	(3.15)	(2.44)	-	-	-	26.64	0.17%	0.17%	2.46%	(8.41%	)	620,769	20%
PD Mid-Cap Index
Class P
2023 (7)	$11.36	$0.09	$0.92	$1.01	$-	$-	$-	$12.37	0.19%	0.19%	1.52%	8.88%		$331,303	10%
2022	13.76	0.18	(2.58)	(2.40)	-	-	-	11.36	0.18%	0.18%	1.51%	(17.45%	)	409,399	24%
2021	11.24	0.15	2.37	2.52	-	-	-	13.76	0.17%	0.17%	1.18%	22.37%		619,835	19%
2020	10.00	0.04	1.20	1.24	-	-	-	11.24	0.21%	0.21%	2.05%	12.44%		401,976	2%
PD Small-Cap Growth Index
Class P
2023 (7)	$34.75	$0.11	$4.53	$4.64	$-	$-	$-	$39.39	0.24%	0.24%	0.62%	13.36%		$69,269	47%
2022	47.25	0.17	(12.67)	(12.50)	-	-	-	34.75	0.24%	0.24%	0.44%	(26.46%	)	68,018	60%
2021	45.98	0.18	1.09	1.27	-	-	-	47.25	0.22%	0.22%	0.38%	2.76%		150,530	65%
2020	34.13	0.13	11.72	11.85	-	-	-	45.98	0.25%	0.25%	0.39%	34.71%		54,165	60%
2019	26.64	0.16	7.33	7.49	-	-	-	34.13	0.26%	0.26%	0.51%	28.15%		61,827	43%
2018	29.40	0.14	(2.90)	(2.76)	-	-	-	26.64	0.25%	0.25%	0.47%	(9.42%	)	35,898	40%

See Notes to Financial Statements	See explanation of references on B-45

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4), (5)	Total Returns (6)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Small-Cap Value Index
Class P
2023 (7)	$31.05	$0.36	$0.37	$0.73	$-	$-	$-	$31.78	0.23%	0.23%	2.27%	2.36%		$81,435	23%
2022	36.44	0.64	(6.03)	(5.39)	-	-	-	31.05	0.21%	0.21%	1.94%	(14.81%	)	137,032	42%
2021	28.49	0.61	7.34	7.95	-	-	-	36.44	0.21%	0.21%	1.71%	27.90%		222,503	56%
2020	27.16	0.43	0.90	1.33	-	-	-	28.49	0.26%	0.26%	1.94%	4.92%		47,350	76%
2019	22.25	0.50	4.41	4.91	-	-	-	27.16	0.25%	0.25%	1.99%	22.06%		61,820	37%
2018	25.56	0.47	(3.78)	(3.31)	-	-	-	22.25	0.22%	0.22%	1.81%	(12.97%	)	80,421	37%
PD Emerging Markets Index
Class P
2023 (7)	$16.24	$0.25	$0.57	$0.82	$-	$-	$-	$17.06	0.69%	0.41%	3.02%	5.02%		$146,578	3%
2022	20.86	0.44	(5.06)	(4.62)	-	-	-	16.24	0.79%	0.53%	2.41%	(22.16%	)	103,510	32%
2021	21.15	0.41	(0.70)	(0.29)	-	-	-	20.86	0.59%	0.43%	1.88%	(1.38%	)	308,381	45%
2020	18.60	0.32	2.23	2.55	-	-	-	21.15	0.53%	0.53%	1.84%	13.76%		245,119	25%
2019	16.07	0.45	2.08	2.53	-	-	-	18.60	0.53%	0.53%	2.59%	15.75%		203,898	16%
2018	18.63	0.35	(2.91)	(2.56)	-	-	-	16.07	0.52%	0.52%	1.98%	(13.77%	)	194,831	13%
PD International Large-Cap
Class P
2023 (7)	$21.65	$0.43	$2.23	$2.66	$-	$-	$-	$24.31	0.29%	0.23%	3.70%	12.29%		$558,658	10%
2022	24.81	0.66	(3.82)	(3.16)	-	-	-	21.65	0.28%	0.22%	3.02%	(12.73%	)	639,838	6%
2021	21.72	0.64	2.45	3.09	-	-	-	24.81	0.28%	0.24%	2.67%	14.19%		695,603	57%
2020	20.06	0.41	1.25	1.66	-	-	-	21.72	0.26%	0.26%	2.24%	8.25%		613,055	11%
2019	16.49	0.53	3.04	3.57	-	-	-	20.06	0.26%	0.26%	2.88%	21.68%		558,259	10%
2018	19.28	0.50	(3.29)	(2.79)	-	-	-	16.49	0.26%	0.26%	2.67%	(14.44%	)	529,208	8%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For Funds or classes that commenced operations after January 1, 2018, the first date reported represents the commencement date of operations for the Fund.
(3)	No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for the ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, and PSF Avantis Balanced Allocation Portfolios do not include expenses of their respective underlying funds in which they invest.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the period ended June 30, 2023.
(8)	The ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2023 are as follows:

Portfolio	Class I	Class P
Inflation Managed	0.64%	0.44%
Managed Bond	0.62%	0.42%
Emerging Markets Debt	1.04%	0.83%
International Small-Cap	1.10%	0.90%

(9)	Reflects an amount rounding to less than $0.01 per share or 0.01%.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (and was reorganized as a Delaware statutory trust on June 30, 2016). Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2023, the Trust was comprised of the following fifty-five separate funds (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (3)
Diversified Bond Portfolio (1)	Small-Cap Equity Portfolio (1)	Pacific Dynamix — Growth Portfolio (3)
Floating Rate Income Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Conservative Portfolio (4)
High Yield Bond Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (4)
Inflation Managed Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Moderate Portfolio (4)
Intermediate Bond Portfolio (1)	Value Portfolio (1)	Portfolio Optimization Growth Portfolio (4)
Managed Bond Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (4)
Short Duration Bond Portfolio (1)	Emerging Markets Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (5)
Emerging Markets Debt Portfolio (1)	International Growth Portfolio (1)	PD Aggregate Bond Index Portfolio (5)
Dividend Growth Portfolio (1)	International Large-Cap Portfolio (1)	PD High Yield Bond Market Portfolio (5)
Equity Index Portfolio (1)	International Small-Cap Portfolio (1)	PD Large-Cap Growth Index Portfolio (5)
Focused Growth Portfolio (1)	International Value Portfolio (1)	PD Large-Cap Value Index Portfolio (5)
Growth Portfolio (1)	Health Sciences Portfolio	PD Mid-Cap Index Portfolio (5)
Hedged Equity Portfolio	Real Estate Portfolio (1)	PD Small-Cap Growth Index Portfolio (5)
Large-Cap Core Portfolio (1)	Technology Portfolio	PD Small-Cap Value Index Portfolio (5)
Large-Cap Growth Portfolio (1)	ESG Diversified Portfolio (2)	PD Emerging Markets Index Portfolio (5)
Large-Cap Value Portfolio (1)	ESG Diversified Growth Portfolio (2)	PD International Large-Cap Index Portfolio (5)
Mid-Cap Equity Portfolio (1)	PSF Avantis Balanced Allocation Portfolio
Mid-Cap Growth Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (3)

(1)	These Funds are collectively known as the “Underlying Funds”
(2)	These Funds are collectively known as the “ESG Portfolios”
(3)	These Funds are collectively known as the “Pacific Dynamix Portfolios”
(4)	These Funds are collectively known as the “Portfolio Optimization Portfolios”
(5)	These Funds are collectively known as the “Pacific Dynamix Underlying Funds”

The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund, except for the PSF Avantis Balanced Allocation Portfolio and the Pacific Dynamix Underlying Funds, offers both Class I and Class P shares. The PSF Avantis Balanced Allocation Portfolio offers Class D and Class P shares. The Pacific Dynamix Underlying Funds offer Class P shares only.

The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, ESG Portfolios, and the PSF Avantis Balanced Allocation Portfolio are known as the “Funds of Funds”.

The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the Pacific Dynamix Underlying Funds.

The ESG Portfolios invest their assets in a variety of eligible third-party mutual funds (the “ESG Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The ESG Underlying Funds are offered by Aristotle Pacific Capital, LLC, BlackRock Advisors, LLC, Calvert Research and Management, Fidelity Management & Research Company, J.P. Morgan Investment Management Inc., and Pacific Investment Management Company LLC, and are not funds of the Trust. Aristotle Pacific Capital, LLC, BlackRock Advisors, LLC, Calvert Research and Management, Fidelity Management & Research Company, J.P. Morgan Investment Management Inc., and Pacific Investment Management Company LLC are not affiliated with the Trust, the Distributor or the Investment Adviser.

The PSF Avantis Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds, exchange-traded funds and/ or variable insurance trusts (the “Balanced Allocation Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The Balanced Allocation Underlying Funds are currently advised by American Century Investment Management, Inc., including through its division Avantis Investors, and are not funds of the Trust. American Century Investment Management, Inc. and Avantis Investors are not affiliated with the Trust, the Distributor or the Investment Adviser.

Class D, Class I, and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds (and share classes) of the Trust to make available. Not all share classes are available for each Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the period ended June 30, 2023.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement (Topic 820)”. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. ASU 2022-03 is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

In December 2022, the FASB issued ASU 2022-06, “Deferral of the Sunset Date of Topic 848.” ASU 2022-06 is an update of ASU 2020-04, which provided optional temporary financial reporting relief from the effect of certain types of contract modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) for the one week and two month U.S. dollar (“USD”) tenors as well as certain non-USD LIBOR tenors after December 31, 2021, and the discontinuation of certain non-USD LIBOR tenors after December 31, 2022 as well as the overnight and one, three, six and twelve month USD LIBOR tenors after June 30, 2023. ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the extended period of March 12, 2020 through December 31, 2024. Management does not expect ASU 2022-06 to have a material impact on these financial statements.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee”

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.

The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission “SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

Domestic and Foreign Debt Investments

Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt

PACIFIC SELECT FUND

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investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Investments in Mutual Funds and Variable Insurance Trusts

Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.

Investment Values Determined by the Valuation Oversight Committee

The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the Valuation Policy these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the VOC or its delegate (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2023, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended June 30, 2023 are summarized in the following table:

Portfolio	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Diversified Bond	$155,868	$149,494	($6,374)

4. INVESTMENTS AND RISKS

General Investment Risk

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures in the first quarter of 2023 of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank in which a Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

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Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of other infectious illness outbreaks that may arise in the future could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund. Health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of any future outbreak may be short term or may last for an extended period of time.

LIBOR Transition Risk

Certain investments may rely on, and are therefore subject to risks related to the expected discontinuation of, LIBOR. LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. In 2021, the FCA announced that USD LIBOR will cease to be published by the IBA or any other administrator, or will no longer be representative after June 30, 2023 for the most common tenors (overnight and one, three, six and twelve month). The IBA ceased publication of the less common tenors of USD LIBOR (one week and two month) and most tenors of non-USD LIBOR after December 31, 2021. The FCA announced that it will compel the IBA to continue to publish the one, three and six month USD LIBOR settings after June 30, 2023 on a non-representative (i.e. “synthetic”) basis through September 30, 2024, and the three month sterling LIBOR setting on a “synthetic” basis through March 28, 2024.

Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Funds. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

For investments that do not have adequate fallback provisions to address the cessation of LIBOR, the Adjustable Interest Rate (LIBOR) Act was signed into law on March 15, 2022. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on the Secured Overnight Financing Rate (“SOFR”) (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for certain investments that reference LIBOR and contain no, or insufficient, fallback provisions. It is uncertain what impact such legislation may have.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. These federal income tax consequences would apply only to the shareholders of the Funds (the insurance companies offering the variable products and as applicable certain funds of funds of the Trust), but there would not be federal income tax consequences to the contract holders of the variable products. The IRS may provide additional guidance, with potential retroactive effect.

Fund of Funds Investments

The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations by the Portfolio Optimization Portfolios among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.

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The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.

The ESG Portfolios are exposed to the same risks as the ESG Underlying Funds in direct proportion to the allocation of their assets among the ESG Underlying Funds. Allocations among the ESG Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the ESG Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/ or ESG Underlying Funds may cause them to underperform other mutual funds with similar investment objectives. The ESG Portfolios may invest in any or all of the ESG Underlying Funds, but will not necessarily be invested in every ESG Underlying Fund at any particular time.

The PSF Avantis Balanced Allocation Portfolio is exposed to the same risks as the Balanced Allocation Underlying Funds in direct proportion to the allocation of its assets among the Balanced Allocation Underlying Funds. Allocations among the Balanced Allocation Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF Avantis Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Balanced Allocation Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF Avantis Balanced Allocation Portfolio may invest in any or all of the Balanced Allocation Underlying Funds, but will not necessarily be invested in every Balanced Allocation Underlying Fund at any particular time.

Funds of Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Funds of Funds invest.

Equity Investments

Stock markets are volatile. Equity investments tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the Federal Reserve’s recent interest rate raises in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with,

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another market, country, or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability of issuers to have reliable access to capital and the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries; restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.

Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

On February 24, 2022, the Russian Federation commenced a military attack on the country of Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and global financial markets. In addition, the United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions, and there could be significant risks and uncertainties related to investment in Eastern Europe and Russia. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the extent and duration of this military action, and the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR, SOFR or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/ issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender.

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Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2023, no participation interest in Senior Loans was held by any of the Funds.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions Risk

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security.

Sale-Buyback Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own.

A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

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When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Collateral Risk

If a Fund engages in certain transactions, such as derivative investments, it may require collateral in the form of cash or investments to be held in collateral accounts at the Trust’s custodian, with an exchange or clearing member firm. In each instance that collateral is required, it is done so in accordance with the terms of each respective collateral agreement. In the event of the counterparty default on a transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are held as collateral or that the value of the collateral declines.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or

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guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond Portfolio used futures to manage duration, manage exposure to international bond markets and for yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond and Emerging Markets Debt Portfolios used interest rate futures contracts to manage duration and interest rate risk. The Emerging Markets Debt Portfolio also utilized U.S. Treasury futures to hedge duration. The Equity Index, Small-Cap Equity, Small-Cap Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio utilized futures to equitize cash flows. The Hedged Equity Portfolio and the Large-Cap Core Portfolio held futures to gain targeted equity exposure from cash positions.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

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The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the following reasons: The Diversified Bond Portfolio used options to manage duration, manage exposure to international bond markets and yield curve exposure. The Managed Bond Portfolio sold/wrote options and swaptions on futures, currencies, bond indices, and swaps, and also purchased options on futures, bond indices, currencies and TBAs as a means of capitalizing on anticipated changes in market volatility and to generate income. The Inflation Managed Portfolio sold/wrote options and swaptions on futures, currencies, bond indices, and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The Hedged Equity Portfolio and the Technology Portfolio purchased and wrote options on indices to manage risk.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Diversified Bond Portfolio used Forward Contracts to hedge positions as well as take outright positions in a variety of emerging and developed market currencies. The Inflation Managed and Managed Bond Portfolios purchased and sold foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of these investments, and as a part of the investment strategy for these Funds. The Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Value Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used Forward Contracts to hedge against currency fluctuations.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration, manage exposure to international bond markets and yield curve

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(Unaudited)

exposure. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain or manage market exposure, for hedging purposes, to manage duration, and as a part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2023 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Diversified Bond Portfolio utilized credit default swaps on investment grade indices to adjust credit exposure to certain international bond markets. The Inflation Managed Portfolio sold, and the Managed Bond Portfolio bought and sold, credit protection through credit default swaps on securities and credit indices to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, mortgage, emerging markets or other sectors. The Inflation Managed and Managed Bond Portfolios purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market. The Emerging Markets Debt Portfolio entered into credit default swaps to obtain exposure on sovereign credit spreads and for hedging purposes.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the Inflation Managed Portfolio used total return swaps to hedge duration.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2023:

		Asset Derivative Investments, Value
Portfolio	Total Value at June 30, 2023	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$44,612,758	$2,711,592	$-	$3,567,292	$38,333,874
Inflation Managed	4,122,257	231	-	701,334	3,420,692
Managed Bond	12,779,808	756,864	-	1,048,425	10,974,519
Short Duration Bond	999,932	-	-	-	999,932
Emerging Markets Debt	2,177,067	3,106	-	285,094	1,888,867
Equity Index	860,330	-	860,330	-	-
Hedged Equity	1,967,193	-	1,967,193	-	-
Small-Cap Equity	20,656	-	20,656	-	-
Small-Cap Index	95,398	-	95,398	-	-
Value	67,718	-	-	67,718	-
PD Large-Cap Growth Index	23,137	-	23,137	-	-
PD Large-Cap Value Index	156,200	-	156,200	-	-
PD Mid-Cap Index	88,277	-	88,277	-	-
PD Small-Cap Growth Index	15,372	-	15,372	-	-
PD Small-Cap Value Index	4,967	-	4,967	-	-
PD International Large-Cap Index	153,109	-	153,109	-	-

		Liability Derivative Investments, Value
Portfolio	Total Value at June 30, 2023	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($36,282,676)	($911,377)	$-	($7,904,288)	($27,467,011)
Inflation Managed	(6,159,789)	-	-	(1,069,120)	(5,090,669)
Managed Bond	(19,852,261)	(110,850)	-	(2,202,696)	(17,538,715)
Short Duration Bond	(4,199,597)	-	-	-	(4,199,597)
Emerging Markets Debt	(1,351,493)	(444,963)	-	(174,256)	(732,274)
Hedged Equity	(1,813,175)	-	(1,813,175)	-	-
Value	(7,117)	-	-	(7,117)	-
Health Sciences	(113,630)	-	-	(113,630)	-
PD Emerging Markets Index	(56,168)	-	(56,168)	-	-

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2023:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$22,564,589	$4,946,779	$-	($9,085,868)	$26,703,678
Inflation Managed	(5,869,827)	5,696	-	(458,243)	(5,417,280)
Managed Bond	(12,321,195)	(161,815)	-	(10,214,544)	(1,944,836)
Short Duration Bond	(1,168,220)	-	-	-	(1,168,220)
Emerging Markets Debt	(719,951)	(1,158,092)	-	33,761	404,380
Equity Index	698,586	-	698,586	-	-
Hedged Equity	(7,835,352)	-	(7,835,352)	-	-
Large-Cap Core	(177,285)	-	(177,285)	-	-
Small-Cap Equity	44,396	-	44,396	-	-
Small-Cap Index	642,403	-	642,403	-	-
Small-Cap Value	(2,423)	-	(2,423)	-	-
Value	(1,502,816)	-	-	(1,502,816)	-
Emerging Markets	(202,550)	-	(202,550)	-	-
International Large-Cap	285,691	-	285,691	-	-
International Small-Cap	194,855	-	194,855	-	-
International Value	218,741	-	218,741	-	-
Health Sciences	(19,569)	-	-	(19,569)	-
Technology	(779,946)	-	(779,946)	-	-
PD Large-Cap Growth Index	725,697	-	725,697	-	-
PD Large-Cap Value Index	744,007	-	744,007	-	-
PD Mid-Cap Index	309,532	-	309,532	-	-
PD Small-Cap Growth Index	37,434	-	37,434	-	-
PD Small-Cap Value Index	75,245	-	75,245	-	-
PD Emerging Markets Index	402,759	-	402,759	-	-
PD International Large-Cap Index	695,483	-	695,483	-	-

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($34,515,361)	($719,853)	$-	($3,483,405)	($30,312,103)
Inflation Managed	3,449,736	(4,859)	-	1,185,311	2,269,284
Managed Bond	1,653,344	755,261	-	3,055,964	(2,157,881)
Short Duration Bond	(3,566,944)	-	-	-	(3,566,944)
Emerging Markets Debt	1,190,929	205,269	-	260,495	725,165
Equity Index	1,622,361	-	1,622,361	-	-
Hedged Equity	134,171	-	134,171	-	-
Small-Cap Equity	54,171	-	54,171	-	-
Small-Cap Index	177,055	-	177,055	-	-
Value	291,162	-	-	291,162	-
Health Sciences	(227,848)	-	-	(227,848)	-
Technology	(219,088)	-	(219,088)	-	-
PD Large-Cap Growth Index	383,643	-	383,643	-	-
PD Large-Cap Value Index	224,065	-	224,065	-	-
PD Mid-Cap Index	133,713	-	133,713	-	-
PD Small-Cap Growth Index	24,258	-	24,258	-	-
PD Small-Cap Value Index	24,809	-	24,809	-	-
PD Emerging Markets Index	12,685	-	12,685	-	-
PD International Large-Cap Index	444,167	-	444,167	-	-

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the period ended June 30, 2023:

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	27	$4,952,530	17	($4,573,644)	50	($1,808,800)	21	$27,590,869
Inflation Managed	18	248,750	29	(1,111,160)	15	(661,318)	70	(2,291,695)
Managed Bond	12	1,873,638	53	(3,215,309)	23	(2,664,907)	43	(4,277,310)
Short Duration Bond	5	(717,427)	-	-	-	-	-	-
Emerging Markets Debt	2	(155,273)	15	(323,183)	-	-	17	596,673
Equity Index	1	225,852	-	-	-	-	-	-
Hedged Equity	1	1,953	-	-	3	(12,199)	-	-
Small-Cap Equity	1	7,227	-	-	-	-	-	-
Small-Cap Index	1	62,299	-	-	-	-	-	-
Value	-	-	5	(250,543)	-	-	-	-
Health Sciences	-	-	3	(30,574)	-	-	-	-
Technology	-	-	-	-	1	373,528	-	-
PD Large-Cap Growth Index	2	9,182	-	-	-	-	-	-
PD Large-Cap Value Index	2	135,513	-	-	-	-	-	-
PD Mid Cap Index	2	58,147	-	-	-	-	-	-
PD Small-Cap Growth Index	1	7,686	-	-	-	-	-	-
PD Small-Cap Value Index	1	4,639	-	-	-	-	-	-
PD Emerging Markets Index	1	19,563	-	-	-	-	-	-
PD International Large-Cap Index	2	80,856	-	-	-	-	-	-

In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2023.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2023:

	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instrument	Collateral Received	Net Amount		Financial Instrument	Collateral Pledged	Net Amount
	Assets				Liabilities

Diversified Bond
Forward foreign currency contracts	$2,281,372	($1,513,129)	$-	$768,243	($6,016,823)	$1,513,129	$-	($4,503,694)
Option contracts	140,513	-	-	140,513	(140,687)	-	-	(140,687)

Inflation Managed
Forward foreign currency contracts	701,334	(254,392)	(290,000)	156,942	(1,069,120)	254,392	502,942	(311,786)
Option contracts	899,558	(899,558)	-	-	(1,731,892)	899,558	368,118	(464,216)
Swap agreements	-	-	-	-	(2,196,804)	-	2,105,447	(91,357)
Sale-buyback financing transactions	-	-	-	-	(216,449,643)	214,717,669	-	(1,731,974)

Managed Bond
Forward foreign currency contracts	1,048,425	(528,769)	(435,730)	83,926	(2,202,696)	528,769	1,288,882	(385,045)
Option contracts	1,192,980	(1,192,980)	-	-	(2,521,423)	1,192,980	1,211,678	(116,765)
Swap agreements	175,135	(18,745)	-	156,390	(18,745)	18,745	-	-

Emerging Markets Debt
Forward foreign currency contracts	285,094	(60,294)	-	224,800	(174,256)	60,294	-	(113,962)
Swap agreements	-	-	-	-	(38,238)	-	38,238	-

Value
Forward foreign currency contracts	67,718	(7,117)	-	60,601	(7,117)	7,117	-	-

Health Sciences
Forward foreign currency contracts	-	-	-	-	(113,630)	-	-	(113,630)

During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund exceeded the value of the repurchase agreements as of June 30, 2023.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for certain Funds. PLFA manages the Pacific Dynamix, Portfolio Optimization, PSF Avantis Balanced Allocation, and ESG Portfolios directly. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2023, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, the advisory fee waiver, and the sub-adviser of each Fund (if applicable), are as follows:

Portfolio	Investment Advisory Fee	Advisory Fee Waiver through April 30, 2024 (unless otherwise noted)	Sub-Adviser(s)
Core Income	0.50% on first $4 billion 0.48% on excess		Aristotle Pacific Capital, LLC (Pacific Asset Management LLC prior to April 17, 2023)
Diversified Bond	0.40% on first $4 billion 0.38% on excess		Western Asset Management Company, LLC
Floating Rate Income	0.65% on first $1 billion 0.62% on next $1 billion 0.59% on next $2 billion 0.57% on excess		Aristotle Pacific Capital, LLC (Pacific Asset Management LLC prior to April 17, 2023)
High Yield Bond	0.40% on first $4 billion 0.38% on excess		Aristotle Pacific Capital, LLC (Pacific Asset Management LLC prior to April 17, 2023)
Inflation Managed	0.40% on first $4 billion 0.38% on excess		Pacific Investment Management Company LLC
Intermediate Bond	0.40% on first $4 billion 0.38% on excess		J.P. Morgan Investment Management Inc.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee	Advisory Fee Waiver through April 30, 2024 (unless otherwise noted)	Sub-Adviser(s)
Managed Bond	0.40% on first $4 billion 0.38% on excess	0.015%	Pacific Investment Management Company LLC
Short Duration Bond	0.40% on first $4 billion 0.38% on excess		T. Rowe Price Associates, Inc.
Emerging Markets Debt	0.785% on first $1 billion 0.755% on next $1 billion 0.725% on next $2 billion 0.705% on excess	0.05%	Principal Global Investors, LLC
Dividend Growth	0.70% on first $100 million 0.66% on next $900 million 0.63% on next $3 billion 0.61% on excess	0.03%	T. Rowe Price Associates, Inc.
Equity Index	0.05% on first $4 billion 0.03% on excess		BlackRock Investment Management, LLC
Focused Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess		Janus Henderson Investors US LLC
Growth	0.55% on first $4 billion 0.53% on excess		MFS Investment Management, LLC
Hedged Equity	0.60%		J.P. Morgan Investment Management Inc.
Large-Cap Core	0.45% on first $4 billion 0.43% on excess		J.P. Morgan Investment Management Inc.
Large-Cap Growth	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.08% (0.045% prior to May 1, 2023)	FIAM LLC (BlackRock Investment Management, LLC prior to May 1, 2023)
Large-Cap Value	0.65% on first $100 million 0.61% on next $900 million 0.58% on next $3 billion 0.56% on excess		ClearBridge Investments, LLC
Mid-Cap Equity	0.65% on first $4 billion 0.63% on excess		Scout Investments, Inc.
Mid-Cap Growth	0.70% on first $4 billion 0.68% on excess	0.025%	Delaware Investments Fund Advisers
Mid-Cap Value	0.70% on first $1 billion 0.65% on next $1 billion 0.60% on excess		Boston Partners Global Investors, Inc.
Small-Cap Equity	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess	0.10%	BlackRock Investment Management, LLC and Franklin Mutual Advisers, LLC (co-sub-advisers)
Small-Cap Growth	0.60% on first $4 billion 0.58% on excess		MFS Investment Management, LLC
Small-Cap Index	0.30% on first $4 billion 0.28% on excess		BlackRock Investment Management, LLC
Small-Cap Value	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess		AllianceBernstein L.P.
Value	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess	0.075%	American Century Investment Management, Inc.
Value Advantage	0.66% on first $4 billion 0.64% on excess		J.P. Morgan Investment Management Inc.
Emerging Markets	0.80% on first $4 billion 0.78% on excess		Invesco Advisers, Inc.
International Growth	0.85% on first $100 million 0.75% on next $100 million 0.70% on next $300 million 0.65% on excess		ClearBridge Investments, LLC

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Investment Advisory Fee	Advisory Fee Waiver through April 30, 2024 (unless otherwise noted)	Sub-Adviser(s)
International Large-Cap	0.85% on first $100 million 0.77% on next $900 million 0.75% on next $3 billion 0.73% on excess	0.03%	MFS Investment Management
International Small-Cap	0.85% on first $1 billion 0.82% on next $1 billion 0.79% on next $2 billion 0.77% on excess	0.015%	FIAM LLC
International Value	0.65% on first $4 billion 0.63% on excess		Wellington Management Company LLP
Health Sciences	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		BlackRock Investment Management, LLC
Real Estate	0.90% on first $100 million 0.82% on next $900 million 0.80% on next $3 billion 0.78% on excess	0.09%	Principal Real Estate Investors, LLC
Technology	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess		MFS Investment Management
ESG Portfolios Pacific Dynamix Portfolios	0.20%
PSF Avantis Balanced Allocation	0.20%	0.06%
Portfolio Optimization Portfolios	0.10%
PD 1-3 Year Corporate Bond	0.20% on first $50 million 0.19% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD Aggregate Bond Index	0.16% on first $50 million 0.15% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD High Yield Bond Market	0.35% on first $50 million 0.22% on next $50 million 0.14% on excess		SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Mid-Cap Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% on first $300 million 0.12% on excess		BlackRock Investment Management, LLC
PD Emerging Markets Index	0.60% on first $50 million 0.35% on excess	0.44% on first $50 million 0.18% on excess	FIAM LLC serves as the sub-adviser and Geode Capital Management, LLC serves as the sub-subadviser
PD International Large-Cap Index	0.25% on first $100 million 0.20% on excess	0.10% on first $100 million 0.05% on excess	FIAM LLC serves as the sub-adviser and Geode Capital Management, LLC serves as the sub-subadviser

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I, Class D, and those Class P shares of the Trust that are offered to certain separate accounts, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the Funds of Funds and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners; advertising; and the preparation, printing and distribution of sales literature.

The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life from each Fund for the period ended June 30, 2023 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2023 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix Portfolios, Portfolio Optimization Portfolios and Pacific Dynamix Underlying Funds) for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2024 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2024. There are no expense caps for the Portfolio Optimization Portfolios and the Pacific Dynamix Underlying Funds.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the period ended June 30, 2023 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2023 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2023 that are subject to recoupment by PLFA from the Funds are as follows:

Portfolio	2023	2024	2025	2026
Hedged Equity		$56,649	$25,072
ESG Diversified		44,602	50,681	$18,474
ESG Diversified Growth		16,372	51,416	22,257
Pacific Dynamix – Conservative Growth	$299,326	226,369	253,728	97,603
Pacific Dynamix – Moderate Growth	1,115,577	908,902	822,343	348,322
Pacific Dynamix – Growth	476,844	521,634	673,483	297,695

During the period ended June 30, 2023, PLFA recouped $17,588 from the Hedged Equity Portfolio under the expense cap. There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the period ended June 30, 2023.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2023 is as follows:

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2023
						Ending Value	Share Balance

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond Class P	$28,620,678	$27,874,600	$784,355	$50,413	$423,969	$56,185,305	5,051,194
PD Aggregate Bond Index Class P	215,186,313	15,081,062	5,416,865	549,095	4,058,709	229,458,314	18,560,923
PD High Yield Bond Market Class P	57,074,225	12,070	33,230,197	3,385,829	(1,493,194)	25,748,733	1,444,554
PD Large-Cap Growth Index Class P	58,194,749	153,981	18,140,796	7,566,440	6,894,063	54,668,437	729,099
PD Large-Cap Value Index Class P	62,692,209	8,389,689	7,083,730	2,222,889	1,444,074	67,665,131	1,609,787
PD Mid-Cap Index Class P	33,677,806	101,153	12,487,073	1,713,561	448,894	23,454,341	1,896,519
PD Small-Cap Growth Index Class P	2,552,649	2,711,437	695,741	(168,051)	811,346	5,211,640	132,305
PD Small-Cap Value Index Class P	10,265,059	78,628	5,126,018	(919,836)	895,762	5,193,595	163,435
PD Emerging Markets Index Class P	5,255,478	5,450,227	986,588	(299,467)	868,788	10,288,438	603,193
PD International Large-Cap Index Class P	44,999,269	3,223,603	16,350,424	2,998,557	1,397,785	36,268,790	1,492,021
Total	$518,518,435	$63,076,450	$100,301,787	$17,099,430	$15,750,196	$514,142,724

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond Class P	$96,486,802	$132,321,077	$628,550	$56,868	$1,780,609	$230,016,806	20,679,064
PD Aggregate Bond Index Class P	622,379,275	71,549,419	5,608,735	591,410	12,555,828	701,467,197	56,741,803
PD High Yield Bond Market Class P	192,986,161	180,060	101,334,074	8,982,035	(2,379,877)	98,434,305	5,522,358
PD Large-Cap Growth Index Class P	418,768,631	1,204,215	86,488,226	53,591,360	56,907,554	443,983,534	5,921,299
PD Large-Cap Value Index Class P	438,649,925	42,551,975	25,262,602	11,116,911	14,307,928	481,364,137	11,451,888
PD Mid-Cap Index Class P	204,015,410	134,274	63,394,420	7,564,362	4,911,662	153,231,288	12,390,286
PD Small-Cap Growth Index Class P	23,305,037	13,020,298	14,531,573	(5,026,581)	8,725,219	25,492,400	647,163
PD Small-Cap Value Index Class P	58,875,325	438,726	21,502,958	(3,983,656)	4,154,286	37,981,723	1,195,233
PD Emerging Markets Index Class P	36,518,054	24,991,250	2,885,387	171,467	3,058,907	61,854,291	3,626,410
PD International Large-Cap Index Class P	297,200,664	26,964,986	102,929,467	30,441,430	(1,498,081)	250,179,532	10,291,857
Total	$2,389,185,284	$313,356,280	$424,565,992	$103,505,606	$102,524,035	$2,484,005,213
Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond Class P	$43,521,954	$128,215,484	$83,719	$2,949	$1,084,895	$172,741,563	15,529,882
PD Aggregate Bond Index Class P	188,906,216	71,607,278	778,277	25,772	3,589,354	263,350,343	21,302,455
PD High Yield Bond Market Class P	112,220,115	1,679,987	62,139,267	8,075,992	(4,503,367)	55,333,460	3,104,316
PD Large-Cap Growth Index Class P	362,031,425	3,734,161	92,571,614	52,809,922	37,785,078	363,788,972	4,851,764
PD Large-Cap Value Index Class P	376,623,299	58,179,664	9,142,826	3,960,914	20,095,169	449,716,220	10,698,969
PD Mid-Cap Index Class P	171,705,138	1,758,688	31,116,454	3,441,012	8,828,102	154,616,486	12,502,293
PD Small-Cap Growth Index Class P	42,159,967	1,489,205	10,167,825	(3,541,008)	8,624,641	38,564,980	979,030
PD Small-Cap Value Index Class P	67,891,711	634,451	29,882,768	(4,391,950)	4,007,577	38,259,021	1,203,959
PD Emerging Markets Index Class P	61,742,048	10,473,559	1,451,658	56,039	3,614,464	74,434,452	4,363,963
PD International Large-Cap Index Class P	297,637,001	19,497,069	75,459,401	21,865,816	8,667,575	272,208,060	11,198,064
Total	$1,724,438,874	$297,269,546	$312,793,809	$82,305,458	$91,793,488	$1,883,013,557

Portfolio Optimization Conservative
Core Income Class P	$46,158,428	$52,508,020	$3,637,325	$244,661	$1,991,490	$97,265,274	8,302,482
Diversified Bond Class P	205,012,875	1,554,648	49,025,225	2,153,412	3,789,304	163,485,014	12,010,609
Floating Rate Income Class P	52,792,915	44,191	43,502,397	1,371,870	708,407	11,414,986	769,173
High Yield Bond Class P	81,898,298	324,679	39,601,569	6,396,002	(3,382,570)	45,634,840	4,442,525
Inflation Managed Class P	52,729,380	48,716	19,686,360	1,991,874	(1,085,335)	33,998,275	2,510,114
Intermediate Bond Class P	156,656,884	434,643	17,018,206	(1,976,326)	5,803,780	143,900,775	16,143,854
Managed Bond Class P	205,336,072	239,910	19,929,129	244,919	5,026,027	190,917,799	13,198,779
Short Duration Bond Class P	140,763,058	11,242,936	6,374,589	270,875	1,595,532	147,497,812	13,594,444
Emerging Markets Debt Class P	29,448,610	202,565	3,275,255	(200,509)	2,293,371	28,468,782	2,349,283
Dividend Growth Class P	15,141,695	1,454,031	2,092,636	947,929	135,484	15,586,503	399,557
Equity Index Class P	10,285,707	470,682	2,040,620	967,801	686,052	10,369,622	87,618
Focused Growth Class P	13,272,753	5,566,909	4,353,311	(516,036)	4,473,603	18,443,918	342,123
Growth Class P	10,210,757	8,349,409	3,676,118	1,216,950	2,346,320	18,447,318	306,514
Large-Cap Core Class P	10,234,665	6,810,030	2,833,775	1,246,774	1,221,789	16,679,483	233,442
Large-Cap Growth Class P	9,973,586	11,550,705	3,368,545	1,246,118	3,023,162	22,425,026	940,946
Large-Cap Value Class P	16,343,875	6,509,920	2,993,011	1,398,541	73,445	21,332,770	568,000
Mid-Cap Equity Class P	6,925,454	5,333,675	1,768,601	749,253	297,884	11,537,665	305,679
Mid-Cap Growth Class P	13,612,373	4,504,378	3,537,361	(85,013)	2,881,904	17,376,281	599,925
Mid-Cap Value Class P	13,899,585	10,807,835	9,122,433	4,135,514	(2,374,321)	17,346,180	425,317
Small-Cap Equity Class P	8,531,541	236,730	5,885,212	(804,492)	795,545	2,874,112	80,187
Small-Cap Value Class P	8,500,609	267,093	5,746,137	(951,584)	798,965	2,868,946	91,293
Value Class P	15,260,001	10,581,385	3,145,703	1,389,318	(520,476)	23,564,525	1,040,946
Value Advantage Class P	14,476,330	7,567,836	2,671,925	1,300,020	(507,303)	20,164,958	831,180
Emerging Markets Class P	5,827,734	12,098,080	2,164,856	(491,418)	1,690,209	16,959,749	892,195
International Growth Class P	2,916,351	22,320,579	2,540,336	(283,553)	2,123,780	24,536,821	2,805,422
International Large-Cap Class P	5,259,173	3,232,195	1,505,317	251,398	773,771	8,011,220	553,395
International Small-Cap Class P	5,890,236	14,018	6,058,237	(386,919)	540,902	-	-
International Value Class P	9,442,422	176,450	3,054,489	140,111	747,292	7,451,786	421,677
Total	$1,166,801,367	$184,452,248	$270,608,678	$21,967,490	$35,948,013	$1,138,560,440

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2023
						Ending Value	Share Balance

Portfolio Optimization Moderate-Conservative
Core Income Class P	$54,702,177	$61,716,517	$3,146,101	$($147,450)	$2,786,349	$115,911,492	9,894,108
Diversified Bond Class P	243,709,531	845,723	55,367,578	4,073,745	2,923,107	196,184,528	14,412,916
Floating Rate Income Class P	66,499,438	24,277	60,709,216	2,094,033	277,320	8,185,852	551,585
High Yield Bond Class P	116,218,895	7,844	78,817,513	7,130,265	(3,738,442)	40,801,049	3,971,958
Inflation Managed Class P	58,007,614	88,202	26,864,642	3,851,913	(2,853,701)	32,229,386	2,379,515
Intermediate Bond Class P	186,487,254	703,130	20,205,976	(2,346,625)	6,896,553	171,534,336	19,243,991
Managed Bond Class P	244,071,521	691,293	23,748,600	1,466,914	4,761,744	227,242,872	15,710,051
Short Duration Bond Class P	82,953,511	104,466,695	3,006,729	113,813	762,838	185,290,128	17,077,652
Emerging Markets Debt Class P	25,201,269	13,475	10,208,218	(107,183)	1,438,432	16,337,775	1,348,215
Dividend Growth Class P	40,585,961	6,035,940	3,937,005	1,776,733	1,387,371	45,849,000	1,175,330
Equity Index Class P	26,906,439	5,174,553	4,531,371	1,660,868	3,280,223	32,490,712	274,531
Focused Growth Class P	36,002,930	1,228	7,846,292	(818,578)	9,353,446	36,692,734	680,626
Growth Class P	27,073,826	11,099,005	6,033,791	2,294,137	5,577,915	40,011,092	664,809
Large-Cap Core Class P	26,774,763	20,622,274	6,164,051	2,725,282	4,188,203	48,146,471	673,846
Large-Cap Growth Class P	24,980,975	13,759,710	4,561,364	1,738,357	7,296,336	43,214,014	1,813,245
Large-Cap Value Class P	41,573,185	6,549,252	4,331,508	1,995,331	874,184	46,660,444	1,242,367
Mid-Cap Equity Class P	13,955,665	3,366,929	1,938,031	502,920	847,296	16,734,779	443,372
Mid-Cap Growth Class P	25,044,000	115,777	4,122,408	1,500,480	2,798,927	25,336,776	874,766
Mid-Cap Value Class P	34,796,383	1,260,127	12,873,744	4,766,579	(2,750,821)	25,198,524	617,851
Small-Cap Equity Class P	10,574,472	38,310	4,147,135	(559,594)	748,544	6,654,597	185,662
Small-Cap Growth Class P	2,438,940	3,490,226	639,358	258,644	322,013	5,870,465	190,411
Small-Cap Index Class P	11,239,082	18,715	5,860,192	2,495,793	(2,074,078)	5,819,320	189,354
Small-Cap Value Class P	8,102,900	168,302	1,648,489	(214,614)	229,459	6,637,558	211,214
Value Class P	39,332,915	17,845,062	4,968,261	964,498	648,323	53,822,537	2,377,572
Value Advantage Class P	38,033,267	8,731,751	3,917,223	1,901,114	(639,981)	44,108,928	1,818,127
Emerging Markets Class P	24,874,021	9,226,364	4,653,361	529,966	2,410,930	32,387,920	1,703,818
International Growth Class P	24,871,641	29,931,310	4,720,970	(811,872)	4,815,045	54,085,154	6,183,837
International Large-Cap Class P	33,241,459	428,297	14,221,199	3,657,590	(85,262)	23,020,885	1,590,226
International Small-Cap Class P	16,787,954	3,715	17,222,717	1,800,090	(1,369,042)	-	-
International Value Class P	50,671,417	779,003	18,024,646	4,374,504	106,942	37,907,220	2,145,071
Real Estate Class P	15,465,452	1,134,231	8,766,026	760,260	(303,519)	8,290,398	252,461
Total	$1,651,178,857	$308,337,237	$427,203,715	$49,427,913	$50,916,654	$1,632,656,946
Portfolio Optimization Moderate
Core Income Class P	$181,668,397	$142,878,057	$5,668,569	$529,799	$7,745,966	$327,153,650	27,925,561
Diversified Bond Class P	808,973,501	4,643,745	285,906,136	798,062	21,383,478	549,892,650	40,398,478
Floating Rate Income Class P	250,482,506	-	258,183,326	6,953,763	747,057	-	-
High Yield Bond Class P	357,046,620	-	225,940,849	32,339,855	(21,256,969)	142,188,657	13,841,982
Inflation Managed Class P	141,721,348	-	39,466,609	5,949,083	(3,391,698)	104,812,124	7,738,343
Intermediate Bond Class P	618,155,170	5,468,504	157,645,223	(17,866,902)	33,821,236	481,932,785	54,066,786
Managed Bond Class P	808,307,970	3,939,165	193,336,013	2,299,165	18,412,543	639,622,830	44,219,241
Short Duration Bond Class P	320,501,058	379,554,532	4,581,393	276,726	3,152,794	698,903,717	64,415,920
Emerging Markets Debt Class P	72,800,976	-	6,557,879	(421,798)	5,555,498	71,376,797	5,890,110
Dividend Growth Class P	264,349,903	84,188,824	20,823,909	9,165,029	15,699,951	352,579,798	9,038,310
Equity Index Class P	175,555,675	76,779,399	29,146,610	10,714,946	27,679,368	261,582,778	2,210,251
Focused Growth Class P	237,941,873	17,251,178	33,874,694	(2,498,368)	64,730,664	283,550,653	5,259,679
Growth Class P	190,983,577	58,879,675	34,216,971	11,929,523	41,236,311	268,812,115	4,466,481
Large-Cap Core Class P	174,589,455	178,163,166	38,232,748	16,798,569	34,456,136	365,774,578	5,119,290
Large-Cap Growth Class P	176,406,232	49,857,276	20,893,202	8,046,382	51,241,311	264,657,999	11,104,956
Large-Cap Value Class P	251,567,405	45,676,544	20,960,196	9,649,485	8,545,735	294,478,973	7,840,711
Mid-Cap Equity Class P	81,159,789	-	13,276,582	3,108,703	2,008,119	73,000,029	1,934,064
Mid-Cap Growth Class P	166,670,951	-	78,200,919	33,762,051	(11,844,134)	110,387,949	3,811,204
Mid-Cap Value Class P	171,693,280	183,003	36,051,352	13,241,840	(2,501,685)	146,565,086	3,593,678
Small-Cap Equity Class P	77,338,337	348,310	35,086,434	(4,973,280)	5,908,361	43,535,294	1,214,627
Small-Cap Growth Class P	45,293,004	10,160,382	6,368,236	2,601,782	3,111,054	54,797,986	1,777,397
Small-Cap Index Class P	48,363,019	-	14,865,473	6,179,761	(3,410,043)	36,267,264	1,180,096
Small-Cap Value Class P	76,893,241	1,467,685	30,633,013	(5,053,534)	4,383,891	47,058,270	1,497,442
Value Class P	246,034,188	83,303,457	22,890,942	4,440,143	3,622,465	314,509,311	13,893,224
Value Advantage Class P	231,951,000	58,032,541	18,608,103	6,862,214	1,274,290	279,511,942	11,521,210
Emerging Markets Class P	107,471,664	73,380,027	18,605,786	2,098,813	12,349,898	176,694,616	9,295,302
International Growth Class P	157,635,682	161,393,260	28,416,813	(4,958,967)	32,711,301	318,364,463	36,400,264
International Large-Cap Class P	187,242,780	1,790,433	60,386,641	15,730,663	6,339,392	150,716,627	10,411,133
International Small-Cap Class P	72,621,911	475,849	41,667,814	9,991,292	(6,095,553)	35,325,685	2,132,665
International Value Class P	272,600,151	37,738,306	120,956,522	36,567,554	(13,708,581)	212,240,908	12,010,161
Real Estate Class P	99,145,547	-	64,532,625	8,340,426	(6,799,318)	36,154,030	1,100,969
Total	$7,073,166,210	$1,475,553,318	$1,965,981,582	$222,602,780	$337,108,838	$7,142,449,564

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2023
						Ending Value	Share Balance
Portfolio Optimization Growth
Core Income Class P	$107,736,766	$184,576,119	$6,562,235	$438,136	$4,002,827	$290,191,613	24,770,513
Diversified Bond Class P	477,364,532	14,891,830	13,022,977	(28,138)	14,387,247	493,592,494	36,262,324
Floating Rate Income Class P	98,488,503	-	101,237,741	6,622,479	(3,873,241)	-	-
High Yield Bond Class P	196,947,124	272	173,235,082	24,602,346	(15,368,131)	32,946,529	3,207,325
Inflation Managed Class P	128,984,410	674,885	34,874,212	(3,238,600)	5,581,527	97,128,010	7,171,021
Intermediate Bond Class P	363,474,496	70,184,938	10,896,591	(1,232,261)	8,978,199	430,508,781	48,297,661
Managed Bond Class P	481,396,739	96,581,287	15,858,275	248,889	11,097,568	573,466,208	39,645,615
Short Duration Bond Class P	162,943,893	529,095,825	11,257,934	563,025	(1,274,636)	680,070,173	62,680,087
Emerging Markets Debt Class P	67,242,257	-	70,123,497	(100,275)	2,981,515	-	-
Dividend Growth Class P	339,652,186	2,607,835	26,588,508	9,460,648	13,062,807	338,194,968	8,669,558
Equity Index Class P	226,369,333	8,846,465	22,103,716	8,103,189	29,092,648	250,307,919	2,114,983
Focused Growth Class P	320,200,482	2,366	121,368,013	(11,328,178)	83,091,355	270,598,012	5,019,416
Growth Class P	255,494,285	2,065	54,790,223	18,673,041	37,450,231	256,829,399	4,267,381
Large-Cap Core Class P	224,916,310	112,496,145	27,920,533	11,658,092	32,643,166	353,793,180	4,951,602
Large-Cap Growth Class P	237,581,571	24,956,761	79,679,866	29,406,892	37,484,475	249,749,833	10,479,415
Large-Cap Value Class P	309,209,521	2,351,030	46,645,837	18,558,132	(2,411,973)	281,060,873	7,483,445
Mid-Cap Equity Class P	106,897,029	172,133	31,822,368	8,737,822	(2,306,422)	81,678,194	2,163,984
Mid-Cap Growth Class P	200,854,576	2,939	97,988,183	40,012,085	(12,480,588)	130,400,829	4,502,159
Mid-Cap Value Class P	241,307,151	821,626	124,472,788	57,475,865	(45,199,987)	129,931,867	3,185,843
Small-Cap Equity Class P	84,509,932	22,325	29,019,351	9,575,504	(7,596,557)	57,491,853	1,604,013
Small-Cap Growth Class P	38,564,519	4,733,617	3,337,668	1,376,443	2,933,840	44,270,751	1,435,941
Small-Cap Index Class P	54,073,410	2,430	10,504,711	4,511,431	(734,379)	47,348,181	1,540,657
Small-Cap Value Class P	80,662,268	5,640	57,587,272	(3,614,365)	781,593	20,247,864	644,308
Value Class P	298,253,891	8,627,831	10,509,503	2,119,795	934,206	299,426,220	13,226,940
Value Advantage Class P	286,645,908	4,075,108	28,158,018	10,399,842	(5,984,939)	266,977,901	11,004,569
Emerging Markets Class P	165,549,244	2,934,472	20,996,286	6,218,527	10,396,647	164,102,604	8,632,879
International Growth Class P	252,514,387	37,170,279	31,660,961	(5,620,369)	36,382,551	288,785,887	33,018,392
International Large-Cap Class P	227,774,185	2,325,117	107,694,196	32,687,677	(1,813,627)	153,279,156	10,588,147
International Small-Cap Class P	100,714,113	1,037,928	44,473,318	11,769,832	(3,466,082)	65,582,473	3,959,313
International Value Class P	261,270,865	4,162,747	68,888,041	25,544,936	2,090,241	224,180,748	12,685,805
Real Estate Class P	90,728,642	4,652,486	31,236,292	4,129,103	(1,042,112)	67,231,827	2,047,355
Total	$6,488,322,528	$1,118,014,501	$1,514,514,196	$317,731,545	$229,819,969	$6,639,374,347

Portfolio Optimization Aggressive-Growth
Core Income Class P	$12,345,355	$26,839,391	$813,544	$55,538	$598,837	$39,025,577	3,331,191
Diversified Bond Class P	53,685,035	12,509,538	1,237,750	(2,518)	1,544,997	66,499,302	4,885,445
Floating Rate Income Class P	23,339,977	-	23,991,201	575,765	75,459	-	-
High Yield Bond Class P	46,658,820	65	40,967,147	5,045,073	(2,850,381)	7,886,430	767,739
Inflation Managed Class P	15,220,759	220,739	7,975,217	(743,958)	1,027,233	7,749,556	572,154
Intermediate Bond Class P	41,351,624	17,103,293	1,091,499	(121,427)	871,204	58,113,195	6,519,568
Managed Bond Class P	53,718,043	24,288,344	1,568,852	27,250	1,093,241	77,558,026	5,361,843
Short Duration Bond Class P	15,426,604	150,291,556	2,308,056	117,080	(746,097)	162,781,087	15,003,059
Emerging Markets Debt Class P	15,928,504	-	16,611,636	(321,371)	1,004,503	-	-
Dividend Growth Class P	90,045,861	648,540	2,995,846	1,061,097	5,025,673	93,785,325	2,404,167
Equity Index Class P	59,910,883	5,196,871	5,632,211	2,250,462	7,822,444	69,548,449	587,651
Focused Growth Class P	85,710,523	626	39,449,690	(3,705,918)	22,228,741	64,784,282	1,201,706
Growth Class P	68,602,731	456	25,901,774	8,752,155	5,170,022	56,623,590	940,836
Large-Cap Core Class P	59,479,760	19,747,431	6,457,823	2,700,220	8,352,761	83,822,349	1,173,157
Large-Cap Growth Class P	63,067,400	13,434,798	24,038,938	8,868,779	8,966,548	70,298,587	2,949,704
Large-Cap Value Class P	80,684,866	6,602,851	3,154,893	1,261,249	3,517,305	88,911,378	2,367,328
Mid-Cap Equity Class P	26,820,194	35,526	1,228,315	633,823	1,333,060	27,594,288	731,084
Mid-Cap Growth Class P	54,482,569	5,479	26,738,718	11,878,108	(4,450,753)	35,176,685	1,214,494
Mid-Cap Value Class P	57,413,203	12,407	33,043,833	13,202,126	(10,723,017)	26,860,886	658,611
Small-Cap Equity Class P	26,349,270	9,771	9,888,523	2,543,004	(2,010,993)	17,002,529	474,368
Small-Cap Growth Class P	29,596,741	391,459	7,707,415	2,791,595	160,594	25,232,974	818,443
Small-Cap Index Class P	16,638,562	5,603	3,962,043	1,680,830	(591,450)	13,771,502	448,109
Small-Cap Value Class P	26,914,092	13,332	17,207,142	887,103	(1,721,053)	8,886,332	282,772
Value Class P	78,095,772	12,011,202	2,544,850	505,125	315,734	88,382,983	3,904,255
Value Advantage Class P	74,457,179	12,705,090	2,266,168	975,008	509,589	86,380,698	3,560,528
Emerging Markets Class P	70,681,832	1,030,314	15,788,347	4,756,324	2,359,905	63,040,028	3,316,321
International Growth Class P	70,239,534	13,806,938	7,339,056	(1,339,252)	9,844,400	85,212,564	9,742,795
International Large-Cap Class P	66,045,878	754,194	23,019,890	6,936,184	2,087,153	52,803,519	3,647,537
International Small-Cap Class P	47,804,784	339,350	28,483,813	5,651,025	(1,680,249)	23,631,097	1,426,645
International Value Class P	80,261,729	1,154,977	20,219,422	7,975,073	534,003	69,706,360	3,944,502
Real Estate Class P	28,568,254	1,909,239	7,425,796	984,545	118,515	24,154,757	735,565
Total	$1,539,546,338	$321,069,380	$411,059,408	$85,880,097	$59,787,928	$1,595,224,335

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of June 30, 2023, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Portfolio	Ownership Percentage
ESG Diversified	39.44%
ESG Diversified Growth	85.10%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.

Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation).

Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2023, such expenses increased by $247,985 for the applicable Funds of the Trust as a result of the market value appreciation on such accounts. As of June 30, 2023, the total amount in the DCP Liability accounts was $2,475,586 for all applicable Funds of the Trust.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust if conducted at the independent “current market price” (the last sales price, intra-day bid offer, or official close, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2023, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
Small-Cap Equity	$105,017	$329,082	$17,817
Small-Cap Index	109,288	402,568	118,451
PD Large-Cap Growth Index	913,019	3,033,023	626,274
PD Large-Cap Value Index	3,480,677	870,893	159,480
PD Small-Cap Growth Index	572,715	337,438	(145,362)
PD Small-Cap Value Index	145,209	352,921	93,976

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is Applicable Rate (0.10% plus (the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate)) plus an applicable margin of 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2023, the actual interest rate on borrowing by the Trust was 6.32%. The committed line of credit will expire on October 10, 2023, unless renewed, and is available to all Funds except the ESG Diversified, ESG Diversified Growth, PSF Avantis Balanced Allocation, Pacific Dynamix, Portfolio Optimization, PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios.

The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Diversified Bond	6.25%	$8,710,368
Intermediate Bond	5.83%	1,662,267
Managed Bond	6.33%	3,557,685
Emerging Markets Debt	6.11%	1,623,220
Focused Growth	6.32%	7,221,572
Large-Cap Growth	6.33%	2,483,877
Mid-Cap Growth	5.82%	481,105
Small-Cap Equity	5.58%	283,521
Small-Cap Value	5.82%	1,207,876

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
International Growth	6.08%	$1,442,518
International Large-Cap	5.89%	788,850
International Small-Cap	5.81%	1,485,119
Real Estate	6.32%	377,517
PD Large-Cap Growth Index	6.33%	332,977
PD Large-Cap Value Index	6.08%	1,012,414
PD Mid-Cap Index	5.83%	364,468
PD International Large-Cap Index	5.89%	1,906,357

As of June 30, 2023, no Fund had a loan outstanding in connection with this revolving line of credit agreement.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2023, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$210,332,426	$83,550,540
Diversified Bond	2,320,540,035	2,449,083,549
Inflation Managed	553,205,531	647,611,464
Intermediate Bond	139,155,738	175,076,158
Managed Bond	7,288,153,859	7,060,161,800
Short Duration Bond	854,980,761	260,538,618
PD Aggregate Bond Index	343,452,245	236,286,246

	Other Securities
Portfolio	Purchases	Sales
Core Income	$457,157,293	$143,115,652
Diversified Bond	65,431,813	306,836,953
Floating Rate Income	212,508,345	611,870,673
High Yield Bond	159,590,722	694,894,753
Inflation Managed	299,323	22,648,849
Intermediate Bond	65,621,536	108,817,294
Managed Bond	153,276,280	227,418,760
Short Duration Bond	673,147,435	137,939,675
Emerging Markets Debt	125,057,010	207,062,816
Dividend Growth	175,401,756	133,224,411
Equity Index	90,002,442	26,790,635
Focused Growth	260,126,786	423,428,602
Growth	270,880,645	322,256,868
Hedged Equity	61,672,567	45,685,139
Large-Cap Core	771,270,702	791,916,732
Large-Cap Growth	166,546,484	190,248,463
Large-Cap Value	664,052,912	425,764,016
Mid-Cap Equity	391,728,284	430,620,584
Mid-Cap Growth	93,229,279	295,783,946
Mid-Cap Value	103,082,106	299,369,000
Small-Cap Equity	64,057,079	140,601,770
Small-Cap Growth	101,078,936	105,822,361
Small-Cap Index	52,841,946	83,326,142
Small-Cap Value	80,341,117	199,908,937
Value	276,463,739	213,265,697
Value Advantage	162,584,266	137,165,135
Emerging Markets	191,578,187	181,093,770
International Growth	367,473,944	177,582,771

	Other Securities
Portfolio	Purchases	Sales
International Large-Cap	$35,251,765	$250,360,264
International Small-Cap	8,254,733	145,237,717
International Value	218,397,227	404,466,953
Health Sciences	66,808,640	94,111,875
Real Estate	24,706,815	126,346,514
Technology	89,940,487	84,110,620
ESG Diversified	11,214,416	8,093,662
ESG Diversified Growth	3,930,326	3,448,790
PSF Avantis Balanced Allocation	26,819,975	36,647,783
Pacific Dynamix – Conservative Growth	63,076,450	100,301,787
Pacific Dynamix – Moderate Growth	313,356,280	424,565,992
Pacific Dynamix – Growth	297,269,546	312,793,809
Portfolio Optimization Conservative	184,452,248	270,608,678
Portfolio Optimization Moderate-Conservative	308,337,237	427,203,715
Portfolio Optimization Moderate	1,475,553,318	1,965,981,582
Portfolio Optimization Growth	1,118,014,501	1,514,514,196
Portfolio Optimization Aggressive-Growth	321,069,380	411,059,408
PD 1-3 Year Corporate Bond	330,687,748	45,084,816
PD Aggregate Bond Index	63,887,753	13,212,175
PD High Yield Bond Market	34,480,461	219,693,069
PD Large-Cap Growth Index	119,618,638	301,850,846
PD Large-Cap Value Index	231,201,961	150,786,894
PD Mid-Cap Index	37,495,876	137,887,562
PD Small-Cap Growth Index	34,992,223	42,900,473
PD Small-Cap Value Index	24,577,365	77,577,896
PD Emerging Markets Index	40,348,061	3,786,852
PD International Large-Cap Index	55,535,038	197,993,190

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2023, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$-	$216,449,643	$-	$-	$216,449,643

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. FEDERAL INCOME TAX INFORMATION

Each Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2018.

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2023 and the year ended December 31, 2022 were as follows:

	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	601,600	695,529	2,533,936	25,695,165	855,447	4,486,437
Share repurchased	(300,438)	(548,713)	(2,896,212)	(10,900,689)	(1,417,151)	(6,265,383)
Net Increase (decrease)	301,162	146,816	(362,276)	14,794,476	(561,704)	(1,778,946)
Shares outstanding, beginning of year or period	3,860,388	3,713,572	62,093,554	47,299,078	17,782,090	19,561,036
Shares outstanding, end of year or period	4,161,550	3,860,388	61,731,278	62,093,554	17,220,386	17,782,090

Class P
Shares sold	40,203,083	92,240	2,704,824	898,251	48,914	33,192,827
Shares repurchased	(1,706,531)	(10,321,284)	(29,957,337)	(120,285,929)	(34,220,881)	(6,772,564)
Net Increase (decrease)	38,496,552	(10,229,044)	(27,252,513)	(119,387,678)	(34,171,967)	26,420,263
Shares outstanding, beginning of year or period	35,749,688	45,978,732	135,617,139	255,004,817	35,643,142	9,222,879
Shares outstanding, end of year or period	74,246,240	35,749,688	108,364,626	135,617,139	1,471,175	35,643,142

	High Yield Bond Portfolio		Inflation Managed Portfolio		Intermediate Bond Portfolio
Class I
Shares sold	3,878,282	4,303,470	1,187,276	1,491,153	911,635	901,157
Share repurchased	(3,990,588)	(14,997,452)	(1,500,106)	(3,772,748)	(25,937)	(47,951)
Net Increase (decrease)	(112,306)	(10,693,982)	(312,830)	(2,281,595)	885,698	853,206
Shares outstanding, beginning of year or period	24,853,992	35,547,974	23,130,319	25,411,914	962,793	109,587
Shares outstanding, end of year or period	24,741,686	24,853,992	22,817,489	23,130,319	1,848,491	962,793

Class P
Shares sold	68,776	6,933,339	110,053	18,745,974	10,470,698	61,253,854
Shares repurchased	(55,503,171)	(14,003,340)	(9,510,294)	(2,711,710)	(23,052,496)	(29,923,385)
Net Increase (decrease)	(55,434,395)	(7,070,001)	(9,400,241)	16,034,264	(12,581,798)	31,330,469
Shares outstanding, beginning of year or period	81,759,392	88,829,393	29,861,823	13,827,559	156,948,254	125,617,785
Shares outstanding, end of year or period	26,324,997	81,759,392	20,461,582	29,861,823	144,366,456	156,948,254

	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio
Class I
Shares sold	998,340	2,657,052	2,123,938	4,866,695	102,668	254,264
Share repurchased	(2,837,269)	(9,491,848)	(2,442,775)	(9,884,250)	(170,461)	(5,700,298)
Net Increase (decrease)	(1,838,929)	(6,834,796)	(318,837)	(5,017,555)	(67,793)	(5,446,034)
Shares outstanding, beginning of year or period	52,217,940	59,052,736	41,797,050	46,814,605	1,974,056	7,420,090
Shares outstanding, end of year or period	50,379,011	52,217,940	41,478,213	41,797,050	1,906,263	1,974,056

Class P
Shares sold	8,742,725	37,714,188	107,926,015	2,813,191	19,495	428,502
Shares repurchased	(17,606,187)	(25,684,482)	(2,582,153)	(18,551,053)	(9,097,191)	(19,347,148)
Net Increase (decrease)	(8,863,462)	12,029,706	105,343,862	(15,737,862)	(9,077,696)	(18,918,646)
Shares outstanding, beginning of year or period	127,291,915	115,262,209	67,723,742	83,461,604	18,673,064	37,591,710
Shares outstanding, end of year or period	118,428,453	127,291,915	173,067,604	67,723,742	9,595,368	18,673,064

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
Class I
Shares sold	420,700	910,609	584,234	2,488,466	173,227	381,377
Share repurchased	(684,794)	(1,456,976)	(1,312,310)	(3,897,979)	(301,073)	(657,363)
Net Increase (decrease)	(264,094)	(546,367)	(728,076)	(1,409,513)	(127,846)	(275,986)
Shares outstanding, beginning of year or period	17,064,140	17,610,507	31,583,090	32,992,603	5,232,023	5,508,009
Shares outstanding, end of year or period	16,800,046	17,064,140	30,855,014	31,583,090	5,104,177	5,232,023

Class P
Shares sold	2,680,221	80,006	1,262,186	1,597,528	493,907	8,677,868
Shares repurchased	(1,499,617)	(8,908,039)	(601,021)	(496,176)	(4,192,858)	(172,765)
Net Increase (decrease)	1,180,604	(8,828,033)	661,165	1,101,352	(3,698,951)	8,505,103
Shares outstanding, beginning of year or period	20,576,134	29,404,167	5,798,117	4,696,765	16,202,500	7,697,397
Shares outstanding, end of year or period	21,756,738	20,576,134	6,459,282	5,798,117	12,503,549	16,202,500

	Growth Portfolio		Hedged Equity Portfolio		Large-Cap Core Portfolio
Class I
Shares sold	240,243	994,796	4,591,883	11,556,878	82,770	149,259
Share repurchased	(671,151)	(2,181,829)	(2,652,926)	(1,006,347)	(451,149)	(984,902)
Net Increase (decrease)	(430,908)	(1,187,033)	1,938,957	10,550,531	(368,379)	(835,643)
Shares outstanding, beginning of year or period	14,213,754	15,400,787	16,112,215	5,561,684	9,582,251	10,417,894
Shares outstanding, end of year or period	13,782,846	14,213,754	18,051,172	16,112,215	9,213,872	9,582,251

Class P
Shares sold	1,546,146	127,831	204,337	359,091	5,260,452	3,386,828
Shares repurchased	(2,256,788)	(5,998,798)	(70,499)	(43,785)	(1,215,750)	(426,733)
Net Increase (decrease)	(710,642)	(5,870,967)	133,838	315,306	4,044,702	2,960,095
Shares outstanding, beginning of year or period	11,435,689	17,306,656	375,241	59,935	8,124,284	5,164,189
Shares outstanding, end of year or period	10,725,047	11,435,689	509,079	375,241	12,168,986	8,124,284

	Large-Cap Growth Portfolio		Large-Cap Value Portfolio		Mid-Cap Equity Portfolio
Class I
Shares sold	575,146	982,182	284,084	1,148,017	250,972	543,080
Share repurchased	(1,062,802)	(1,894,425)	(754,950)	(1,551,967)	(433,285)	(1,017,929)
Net Increase (decrease)	(487,656)	(912,243)	(470,866)	(403,950)	(182,313)	(474,849)
Shares outstanding, beginning of year or period	17,768,269	18,680,512	13,235,583	13,639,533	12,911,271	13,386,120
Shares outstanding, end of year or period	17,280,613	17,768,269	12,764,717	13,235,583	12,728,958	12,911,271

Class P
Shares sold	5,272,123	2,911,623	1,984,427	589,701	263,328	40,227
Shares repurchased	(6,152,477)	(936,813)	(2,162,538)	(3,872,844)	(1,397,171)	(1,790,857)
Net Increase (decrease)	(880,354)	1,974,810	(178,111)	(3,283,143)	(1,133,843)	(1,750,630)
Shares outstanding, beginning of year or period	28,211,637	26,236,827	19,749,697	23,032,840	6,716,434	8,467,064
Shares outstanding, end of year or period	27,331,283	28,211,637	19,571,586	19,749,697	5,582,591	6,716,434

	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
Class I
Shares sold	399,040	1,075,706	252,153	556,685	208,866	316,243
Share repurchased	(771,340)	(2,475,594)	(473,492)	(960,106)	(263,574)	(659,889)
Net Increase (decrease)	(372,300)	(1,399,888)	(221,339)	(403,421)	(54,708)	(343,646)
Shares outstanding, beginning of year or period	15,503,468	16,903,356	5,149,542	5,552,963	3,437,467	3,781,113
Shares outstanding, end of year or period	15,131,168	15,503,468	4,928,203	5,149,542	3,382,759	3,437,467

Class P
Shares sold	185,534	222,864	365,382	84,851	23,814	57,470
Shares repurchased	(7,959,060)	(2,608,010)	(5,581,591)	(3,880,137)	(2,459,812)	(3,210,263)
Net Increase (decrease)	(7,773,526)	(2,385,146)	(5,216,209)	(3,795,286)	(2,435,998)	(3,152,793)
Shares outstanding, beginning of year or period	18,807,672	21,192,818	13,711,661	17,506,947	6,015,627	9,168,420
Shares outstanding, end of year or period	11,034,146	18,807,672	8,495,452	13,711,661	3,579,629	6,015,627

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
Class I
Shares sold	126,036	643,916	493,366	1,114,311	255,749	465,155
Share repurchased	(357,666)	(529,173)	(691,757)	(2,136,590)	(587,422)	(1,484,024)
Net Increase (decrease)	(231,630)	114,743	(198,391)	(1,022,279)	(331,673)	(1,018,869)
Shares outstanding, beginning of year or period	6,218,007	6,103,264	18,031,640	19,053,919	7,761,596	8,780,465
Shares outstanding, end of year or period	5,986,377	6,218,007	17,833,249	18,031,640	7,429,923	7,761,596

Class P
Shares sold	658,927	2,332,416	173,569	708,047	79,862	90,016
Shares repurchased	(599,385)	(138,209)	(1,228,408)	(860,546)	(3,753,234)	(3,293,799)
Net Increase (decrease)	59,542	2,194,207	(1,054,839)	(152,499)	(3,673,372)	(3,203,783)
Shares outstanding, beginning of year or period	4,162,649	1,968,442	4,993,516	5,146,015	6,427,698	9,631,481
Shares outstanding, end of year or period	4,222,191	4,162,649	3,938,677	4,993,516	2,754,326	6,427,698

	Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
Class I
Shares sold	189,686	993,109	217,312	1,411,874	805,667	1,875,180
Share repurchased	(963,925)	(1,738,229)	(778,720)	(731,482)	(1,547,010)	(1,800,466)
Net Increase (decrease)	(774,239)	(745,120)	(561,408)	680,392	(741,343)	74,714
Shares outstanding, beginning of year or period	12,802,892	13,548,012	4,692,168	4,011,776	19,269,007	19,194,293
Shares outstanding, end of year or period	12,028,653	12,802,892	4,130,760	4,692,168	18,527,664	19,269,007

Class P
Shares sold	6,248,276	208,854	4,034,437	157,482	5,502,496	341,306
Shares repurchased	(1,971,921)	(10,613,263)	(2,334,599)	(11,380,426)	(3,307,911)	(19,515,220)
Net Increase (decrease)	4,276,355	(10,404,409)	1,699,838	(11,222,944)	2,194,585	(19,173,914)
Shares outstanding, beginning of year or period	30,182,687	40,587,096	27,089,370	38,312,314	21,797,750	40,971,664
Shares outstanding, end of year or period	34,459,042	30,182,687	28,789,208	27,089,370	23,992,335	21,797,750

	International Growth Portfolio		International Large-Cap Portfolio		International Small-Cap Portfolio
Class I
Shares sold	236,883	202,222	910,020	2,457,910	141,384	327,605
Share repurchased	(54,222)	(35,386)	(2,901,728)	(4,742,781)	(397,625)	(646,939)
Net Increase (decrease)	182,661	166,836	(1,991,708)	(2,284,871)	(256,241)	(319,334)
Shares outstanding, beginning of year or period	221,111	54,275	45,623,554	47,908,425	6,811,054	7,130,388
Shares outstanding, end of year or period	403,772	221,111	43,631,846	45,623,554	6,554,813	6,811,054

Class P
Shares sold	31,793,375	3,012,175	719,072	4,459,703	122,865	7,622,248
Shares repurchased	(8,796,384)	(9,595,041)	(14,898,983)	(6,427,025)	(8,533,685)	(1,151,728)
Net Increase (decrease)	22,996,991	(6,582,866)	(14,179,911)	(1,967,322)	(8,410,820)	6,470,520
Shares outstanding, beginning of year or period	65,170,485	71,753,351	41,191,127	43,158,449	15,985,454	9,514,934
Shares outstanding, end of year or period	88,167,476	65,170,485	27,011,216	41,191,127	7,574,634	15,985,454

	International Value Portfolio		Health Sciences Portfolio		Real Estate Portfolio
Class I
Shares sold	291,610	1,069,141	68,053	238,260	132,067	271,397
Share repurchased	(1,316,277)	(2,540,134)	(456,124)	(885,764)	(330,418)	(1,086,827)
Net Increase (decrease)	(1,024,667)	(1,470,993)	(388,071)	(647,504)	(198,351)	(815,430)
Shares outstanding, beginning of year or period	20,453,206	21,924,199	6,964,194	7,611,698	6,901,256	7,716,686
Shares outstanding, end of year or period	19,428,539	20,453,206	6,576,123	6,964,194	6,702,905	6,901,256

Class P
Shares sold	2,606,048	17,088,971	4,685	10,177	238,484	2,308,137
Shares repurchased	(13,792,376)	(8,393,127)	(1,796)	(3,439)	(3,591,405)	(405,592)
Net Increase (decrease)	(11,186,328)	8,695,844	2,889	6,738	(3,352,921)	1,902,545
Shares outstanding, beginning of year or period	42,430,070	33,734,226	27,412	20,674	7,492,377	5,589,832
Shares outstanding, end of year or period	31,243,742	42,430,070	30,301	27,412	4,139,456	7,492,377

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	Technology Portfolio		ESG Diversified Portfolio		ESG Diversified Growth Portfolio
Class I
Shares sold	1,667,432	2,563,552	456,633	629,622	21,899	106,240
Share repurchased	(1,536,135)	(2,570,752)	(91,060)	(43,727)	(14,419)	(16,029)
Net Increase (decrease)	131,297	(7,200)	365,573	585,895	7,480	90,211
Shares outstanding, beginning of year or period	18,670,056	18,677,256	2,157,700	1,571,805	1,353,692	1,263,481
Shares outstanding, end of year or period	18,801,353	18,670,056	2,523,273	2,157,700	1,361,172	1,353,692

Class P
Shares sold	16,390	31,339	5,589	54,037	63,360	397,909
Shares repurchased	(5,208)	(5,950)	(52,388)	(871)	(18,926)	(344,601)
Net Increase (decrease)	11,182	25,389	(46,799)	53,166	44,434	53,308
Shares outstanding, beginning of year or period	82,719	57,330	63,773	10,607	63,308	10,000
Shares outstanding, end of year or period	93,901	82,719	16,974	63,773	107,742	63,308
	PSF Avantis Balanced Allocation Portfolio		Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio
Class D
Shares sold	140,112	1,410,147
Share repurchased	(1,139,229)	(2,268,320)
Net Increase (decrease)	(999,117)	(858,173)
Shares outstanding, beginning of year or period	22,453,602	23,311,775
Shares outstanding, end of year or period	21,454,485	22,453,602

Class I
Shares sold			128,513	1,006,339	386,286	1,251,493
Share repurchased			(2,204,823)	(3,654,510)	(4,827,241)	(7,424,244)
Net Increase (decrease)			(2,076,310)	(2,648,171)	(4,440,955)	(6,172,751)
Shares outstanding, beginning of year or period			28,828,240	31,476,411	100,057,465	106,230,216
Shares outstanding, end of year or period			26,751,930	28,828,240	95,616,510	100,057,465

Class P
Shares sold	19,088	90,993	146,452	246,913	386,896	1,017,543
Shares repurchased	(24,139)	(17,310)	(35,897)	(42,214)	(269,031)	(280,270)
Net Increase (decrease)	(5,051)	73,683	110,555	204,699	117,865	737,273
Shares outstanding, beginning of year or period	185,767	112,084	348,751	144,052	1,525,777	788,504
Shares outstanding, end of year or period	180,716	185,767	459,306	348,751	1,643,642	1,525,777

	Pacific Dynamix - Growth Portfolio		Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate- Conservative Portfolio
Class I
Shares sold	1,016,341	8,065,890	664,245	5,555,489	429,032	894,891
Share repurchased	(1,626,411)	(1,803,441)	(6,826,239)	(15,050,988)	(7,837,700)	(17,015,778)
Net Increase (decrease)	(610,070)	6,262,449	(6,161,994)	(9,495,499)	(7,408,668)	(16,120,887)
Shares outstanding, beginning of year or period	61,771,889	55,509,440	88,188,397	97,683,896	109,035,621	125,156,508
Shares outstanding, end of year or period	61,161,819	61,771,889	82,026,403	88,188,397	101,626,953	109,035,621

Class P
Shares sold	286,973	528,686	56	858	16,125	1,599
Shares repurchased	(97,984)	(103,116)	(3,153)	(251)	(7,556)	(897)
Net Increase (decrease)	188,989	425,570	(3,097)	607	8,569	702
Shares outstanding, beginning of year or period	957,355	531,785	15,630	15,023	18,171	17,469
Shares outstanding, end of year or period	1,146,344	957,355	12,533	15,630	26,740	18,171

	Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive- Growth Portfolio
Class I
Shares sold	255,747	345,272	213,999	436,902	115,134	536,272
Share repurchased	(27,367,565)	(56,133,729)	(19,812,648)	(39,815,875)	(4,333,327)	(7,922,468)
Net Increase (decrease)	(27,111,818)	(55,788,457)	(19,598,649)	(39,378,973)	(4,218,193)	(7,386,196)
Shares outstanding, beginning of year or period	417,587,106	473,375,563	344,943,588	384,322,561	77,956,499	85,342,695
Shares outstanding, end of year or period	390,475,288	417,587,106	325,344,939	344,943,588	73,738,306	77,956,499

Class P
Shares sold	11,833	15,104	20,837	92,535	14,332	76,997
Shares repurchased	(3,148)	(6,135)	(9,012)	(56,839)	(4,554)	(3,920)
Net Increase (decrease)	8,685	8,969	11,825	35,696	9,778	73,077
Shares outstanding, beginning of year or period	94,253	85,284	177,423	141,727	122,091	49,014
Shares outstanding, end of year or period	102,938	94,253	189,248	177,423	131,869	122,091

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
Class P
Shares sold	26,029,699	1,874,974	12,709,877	8,236,624	106,468	556,259
Shares repurchased	(135,250)	(7,015,661)	(953,626)	(6,511,317)	(11,416,694)	(7,774,476)
Net Increase (decrease)	25,894,449	(5,140,687)	11,756,251	1,725,307	(11,310,226)	(7,218,217)
Shares outstanding, beginning of year or period	15,365,691	20,506,378	84,848,930	83,123,623	21,381,453	28,599,670
Shares outstanding, end of year or period	41,260,140	15,365,691	96,605,181	84,848,930	10,071,227	21,381,453

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Mid-Cap Index Portfolio
Class P
Shares sold	83,351	5,468,389	2,833,049	4,748,838	173,322	2,124,001
Shares repurchased	(3,006,176)	(181,247)	(1,017,258)	(1,367,001)	(9,427,901)	(11,129,316)
Net Increase (decrease)	(2,922,825)	5,287,142	1,815,791	3,381,837	(9,254,579)	(9,005,315)
Shares outstanding, beginning of year or period	14,424,987	9,137,845	21,944,853	18,563,016	36,043,677	45,048,992
Shares outstanding, end of year or period	11,502,162	14,424,987	23,760,644	21,944,853	26,789,098	36,043,677

	PD Small-Cap Growth Index Portfolio		PD Small-Cap Value Index Portfolio		PD Emerging Markets Index Portfolio
Class P
Shares sold	490,776	350,150	38,245	269,324	2,530,434	509,443
Shares repurchased	(689,651)	(1,578,379)	(1,889,395)	(1,961,254)	(310,611)	(8,916,264)
Net Increase (decrease)	(198,875)	(1,228,229)	(1,851,150)	(1,691,930)	2,219,823	(8,406,821)
Shares outstanding, beginning of year or period	1,957,374	3,185,603	4,413,778	6,105,708	6,373,744	14,780,565
Shares outstanding, end of year or period	1,758,499	1,957,374	2,562,628	4,413,778	8,593,567	6,373,744

	PD International Large-Cap Index Portfolio
Class P
Shares sold	2,121,937	3,253,935
Shares repurchased	(8,696,090)	(1,739,986)
Net Increase (decrease)	(6,574,153)	1,513,949
Shares outstanding, beginning of year or period	29,556,094	28,042,145
Shares outstanding, end of year or period	22,981,941	29,556,094

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/23” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/23-06/30/23” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2023 to June 30, 2023.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your fund(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/23-06/30/23.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/23	Ending Account Value at 06/30/23	Annualized Expense Ratio	Expenses Paid During the Period 01/01/23- 06/30/23 (1)
Core Income
Actual

Class I	$1,000.00	$1,038.60	0.73%	$3.69

Class P	1,000.00	1,039.70	0.53%	2.68
Hypothetical

Class I	$1,000.00	$1,021.17	0.73%	$3.66

Class P	1,000.00	1,022.17	0.53%	2.66

Diversified Bond
Actual

Class I	$1,000.00	$1,029.30	0.65%	$3.27

Class P	1,000.00	1,030.30	0.45%	2.27
Hypothetical

Class I	$1,000.00	$1,021.57	0.65%	$3.26

Class P	1,000.00	1,022.56	0.45%	2.26

Floating Rate Income
Actual

Class I	$1,000.00	$1,071.30	0.94%	$4.83

Class P	1,000.00	1,072.30	0.73%	3.75
Hypothetical

Class I	$1,000.00	$1,020.03	0.94%	$4.71

Class P	1,000.00	1,021.27	0.73%	3.66

Portfolio	Beginning Account Value at 01/01/23	Ending Account Value at 06/30/23	Annualized Expense Ratio	Expenses Paid During the Period 01/01/23- 06/30/23 (1)
High Yield Bond
Actual

Class I	$1,000.00	$1,049.60	0.65%	$3.30

Class P	1,000.00	1,050.60	0.44%	2.24
Hypothetical

Class I	$1,000.00	$1,021.57	0.65%	$3.26

Class P	1,000.00	1,022.61	0.44%	2.21

Inflation Managed
Actual

Class I	$1,000.00	$1,016.40	0.73%	$3.65

Class P	1,000.00	1,017.40	0.53%	2.65
Hypothetical

Class I	$1,000.00	$1,021.17	0.73%	$3.66

Class P	1,000.00	1,022.17	0.53%	2.66

Intermediate Bond
Actual

Class I	$1,000.00	$1,022.90	0.64%	$3.21

Class P	1,000.00	1,023.90	0.43%	2.16
Hypothetical

Class I	$1,000.00	$1,021.62	0.64%	$3.21

Class P	1,000.00	1,022.66	0.43%	2.16

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/23	Ending Account Value at 06/30/23	Annualized Expense Ratio	Expenses Paid During the Period 01/01/23- 06/30/23 (1)
Managed Bond
Actual

Class I	$1,000.00	$1,024.60	0.64%	$3.21

Class P	1,000.00	1,025.60	0.44%	2.21
Hypothetical

Class I	$1,000.00	$1,021.62	0.64%	$3.21

Class P	1,000.00	1,022.61	0.44%	2.21

Short Duration Bond
Actual

Class I	$1,000.00	$1,012.50	0.63%	$3.14

Class P	1,000.00	1,013.60	0.43%	2.15
Hypothetical

Class I	$1,000.00	$1,021.67	0.63%	$3.16

Class P	1,000.00	1,022.66	0.43%	2.16

Emerging Markets Debt
Actual

Class I	$1,000.00	$1,072.90	1.05%	$5.40

Class P	1,000.00	1,073.90	0.84%	4.32
Hypothetical

Class I	$1,000.00	$1,019.59	1.05%	$5.26

Class P	1,000.00	1,020.63	0.84%	4.21

Dividend Growth
Actual

Class I	$1,000.00	$1,067.30	0.85%	$4.36

Class P	1,000.00	1,068.30	0.65%	3.33
Hypothetical

Class I	$1,000.00	$1,020.58	0.85%	$4.26

Class P	1,000.00	1,021.57	0.65%	3.26

Equity Index
Actual

Class I	$1,000.00	$1,167.40	0.28%	$1.50

Class P	1,000.00	1,168.50	0.08%	0.43
Hypothetical

Class I	$1,000.00	$1,023.41	0.28%	$1.40

Class P	1,000.00	1,024.40	0.08%	0.40

Focused Growth
Actual

Class I	$1,000.00	$1,259.00	0.94%	$5.27

Class P	1,000.00	1,260.20	0.74%	4.15
Hypothetical

Class I	$1,000.00	$1,020.13	0.94%	$4.71

Class P	1,000.00	1,021.12	0.74%	3.71

Growth
Actual

Class I	$1,000.00	$1,238.00	0.78%	$4.33

Class P	1,000.00	1,239.30	0.58%	3.22
Hypothetical

Class I	$1,000.00	$1,020.93	0.78%	$3.91

Class P	1,000.00	1,021.92	0.58%	2.91

Hedged Equity
Actual

Class I	$1,000.00	$1,129.50	0.90%	$4.75

Class P	1,000.00	1,130.60	0.70%	3.70
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Portfolio	Beginning Account Value at 01/01/23	Ending Account Value at 06/30/23	Annualized Expense Ratio	Expenses Paid During the Period 01/01/23- 06/30/23 (1)
Large-Cap Core
Actual

Class I	$1,000.00	$1,167.20	0.68%	$3.65

Class P	1,000.00	1,168.40	0.48%	2.58
Hypothetical

Class I	$1,000.00	$1,021.42	0.68%	$3.41

Class P	1,000.00	1,022.41	0.48%	2.41

Large-Cap Growth
Actual

Class I	$1,000.00	$1,311.30	0.89%	$5.10

Class P	1,000.00	1,312.60	0.69%	3.96
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Large-Cap Value
Actual

Class I	$1,000.00	$1,056.20	0.84%	$4.28

Class P	1,000.00	1,057.30	0.64%	3.26
Hypothetical

Class I	$1,000.00	$1,020.63	0.84%	$4.21

Class P	1,000.00	1,021.62	0.64%	3.21

Mid-Cap Equity
Actual

Class I	$1,000.00	$1,073.70	0.88%	$4.52

Class P	1,000.00	1,074.80	0.68%	3.50
Hypothetical

Class I	$1,000.00	$1,020.43	0.88%	$4.41

Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Growth
Actual

Class I	$1,000.00	$1,179.60	0.91%	$4.92

Class P	1,000.00	1,180.80	0.71%	3.84
Hypothetical

Class I	$1,000.00	$1,020.28	0.91%	$4.56

Class P	1,000.00	1,021.27	0.71%	3.56

Mid-Cap Value
Actual

Class I	$1,000.00	$1,075.40	0.94%	$4.84

Class P	1,000.00	1,076.50	0.73%	3.76
Hypothetical

Class I	$1,000.00	$1,020.13	0.94%	$4.71

Class P	1,000.00	1,021.17	0.73%	3.66

Small-Cap Equity
Actual

Class I	$1,000.00	$1,035.80	0.92%	$4.64

Class P	1,000.00	1,036.80	0.72%	3.64
Hypothetical

Class I	$1,000.00	$1,020.23	0.92%	$4.61

Class P	1,000.00	1,021.22	0.72%	3.61

Small-Cap Growth
Actual

Class I	$1,000.00	$1,106.30	0.84%	$4.39

Class P	1,000.00	1,107.40	0.64%	3.34
Hypothetical

Class I	$1,000.00	$1,020.63	0.84%	$4.21

Class P	1,000.00	1,021.62	0.64%	3.21

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/23	Ending Account Value at 06/30/23	Annualized Expense Ratio	Expenses Paid During the Period 01/01/23- 06/30/23 (1)
Small-Cap Index
Actual

Class I	$1,000.00	$1,078.10	0.56%	$2.89

Class P	1,000.00	1,079.20	0.35%	1.80
Hypothetical

Class I	$1,000.00	$1,022.02	0.56%	$2.81

Class P	1,000.00	1,023.06	0.35%	1.76

Small-Cap Value
Actual

Class I	$1,000.00	$997.80	0.99%	$4.90

Class P	1,000.00	998.80	0.79%	3.92
Hypothetical

Class I	$1,000.00	$1,019.89	0.99%	$4.96

Class P	1,000.00	1,020.88	0.79%	3.96

Value
Actual

Class I	$1,000.00	$1,007.90	0.87%	$4.33

Class P	1,000.00	1,008.90	0.67%	3.34
Hypothetical

Class I	$1,000.00	$1,020.48	0.87%	$4.36

Class P	1,000.00	1,021.47	0.67%	3.36

Value Advantage
Actual

Class I	$1,000.00	$1,015.10	0.89%	$4.45

Class P	1,000.00	1,016.10	0.69%	3.45
Hypothetical

Class I	$1,000.00	$1,020.38	0.89%	$4.46

Class P	1,000.00	1,021.37	0.69%	3.46

Emerging Markets
Actual

Class I	$1,000.00	$1,099.90	1.06%	$5.52

Class P	1,000.00	1,101.00	0.86%	4.48
Hypothetical

Class I	$1,000.00	$1,019.54	1.06%	$5.31

Class P	1,000.00	1,020.53	0.86%	4.31

International Growth
Actual

Class I	$1,000.00	$1,118.50	0.95%	$4.99

Class P	1,000.00	1,121.60	0.76%	4.00
Hypothetical

Class I	$1,000.00	$1,020.08	0.95%	$4.76

Class P	1,000.00	1,021.03	0.76%	3.81

International Large-Cap
Actual

Class I	$1,000.00	$1,142.30	0.99%	$5.26

Class P	1,000.00	1,143.40	0.79%	4.20
Hypothetical

Class I	$1,000.00	$1,019.89	0.99%	$4.96

Class P	1,000.00	1,020.88	0.79%	3.96

International Small-Cap
Actual

Class I	$1,000.00	$1,081.50	1.12%	$5.78

Class P	1,000.00	1,082.50	0.92%	4.75
Hypothetical

Class I	$1,000.00	$1,019.24	1.12%	$5.61

Class P	1,000.00	1,020.23	0.92%	4.61

Portfolio	Beginning Account Value at 01/01/23	Ending Account Value at 06/30/23	Annualized Expense Ratio	Expenses Paid During the Period 01/01/23- 06/30/23 (1)
International Value
Actual

Class I	$1,000.00	$1,110.00	0.90%	$4.71

Class P	1,000.00	1,111.10	0.70%	3.66
Hypothetical

Class I	$1,000.00	$1,020.33	0.90%	$4.51

Class P	1,000.00	1,021.32	0.70%	3.51

Health Sciences
Actual

Class I	$1,000.00	$1,016.80	1.14%	$5.70

Class P	1,000.00	1,017.80	0.94%	4.70
Hypothetical

Class I	$1,000.00	$1,019.14	1.14%	$5.71

Class P	1,000.00	1,020.13	0.94%	4.71

Real Estate
Actual

Class I	$1,000.00	$1,050.40	0.99%	$5.03

Class P	1,000.00	1,051.50	0.78%	3.97
Hypothetical

Class I	$1,000.00	$1,019.89	0.99%	$4.96

Class P	1,000.00	1,020.93	0.78%	3.91

Technology
Actual

Class I	$1,000.00	$1,316.90	1.14%	$6.55

Class P	1,000.00	1,318.20	0.94%	5.40
Hypothetical

Class I	$1,000.00	$1,019.14	1.14%	$5.71

Class P	1,000.00	1,020.13	0.94%	4.71

ESG Diversified (2)
Actual

Class I	$1,000.00	$1,088.80	0.50%	$2.59

Class P	1,000.00	1,089.90	0.30%	1.55
Hypothetical

Class I	$1,000.00	$1,022.32	0.50%	$2.51

Class P	1,000.00	1,023.31	0.30%	1.51

ESG Diversified Growth (2)
Actual

Class I	$1,000.00	$1,104.10	0.50%	$2.61

Class P	1,000.00	1,105.20	0.30%	1.57
Hypothetical

Class I	$1,000.00	$1,022.32	0.50%	$2.51

Class P	1,000.00	1,023.31	0.30%	1.51

PSF Avantis Balanced Allocation (2)
Actual

Class D	$1,000.00	$1,067.20	0.43%	$2.20

Class P	1,000.00	1,068.50	0.18%	0.92
Hypothetical

Class D	$1,000.00	$1,022.66	0.43%	$2.16

Class P	1,000.00	1,023.90	0.18%	0.90

Pacific Dynamix-Conservative Growth (2)
Actual

Class I	$1,000.00	$1,063.10	0.39%	$1.99

Class P	1,000.00	1,064.20	0.19%	0.97
Hypothetical

Class I	$1,000.00	$1,022.86	0.39%	$1.96

Class P	1,000.00	1,023.85	0.19%	0.95

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/23	Ending Account Value at 06/30/23	Annualized Expense Ratio	Expenses Paid During the Period 01/01/23- 06/30/23 (1)
Pacific Dynamix-Moderate Growth (2)
Actual

Class I	$1,000.00	$1,085.90	0.39%	$2.02

Class P	1,000.00	1,087.00	0.19%	0.98
Hypothetical

Class I	$1,000.00	$1,022.86	0.39%	$1.96

Class P	1,000.00	1,023.85	0.19%	0.95

Pacific Dynamix-Growth (2)
Actual

Class I	$1,000.00	$1,099.30	0.39%	$2.03

Class P	1,000.00	1,100.40	0.19%	0.99
Hypothetical

Class I	$1,000.00	$1,022.86	0.39%	$1.96

Class P	1,000.00	1,023.85	0.19%	0.95

Portfolio Optimization Conservative (2)
Actual

Class I	$1,000.00	$1,049.10	0.32%	$1.63

Class P	1,000.00	1,050.20	0.12%	0.61
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Moderate-Conservative (2)
Actual

Class I	$1,000.00	$1,060.80	0.32%	$1.64

Class P	1,000.00	1,061.80	0.12%	0.61
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Moderate (2)
Actual

Class I	$1,000.00	$1,079.90	0.32%	$1.65

Class P	1,000.00	1,081.00	0.12%	0.62
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Growth (2)
Actual

Class I	$1,000.00	$1,084.90	0.32%	$1.65

Class P	1,000.00	1,086.00	0.12%	0.62
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

Portfolio Optimization Aggressive-Growth (2)
Actual

Class I	$1,000.00	$1,095.20	0.32%	$1.66

Class P	1,000.00	1,096.30	0.12%	0.62
Hypothetical

Class I	$1,000.00	$1,023.21	0.32%	$1.61

Class P	1,000.00	1,024.20	0.12%	0.60

PD 1-3 Year Corporate Bond
Actual

Class P	$1,000.00	$1,013.60	0.19%	$0.95
Hypothetical

Class P	$1,000.00	$1,023.85	0.19%	$0.95

Portfolio	Beginning Account Value at 01/01/23	Ending Account Value at 06/30/23	Annualized Expense Ratio	Expenses Paid During the Period 01/01/23- 06/30/23 (1)
PD Aggregate Bond Index
Actual

Class P	$1,000.00	$1,021.90	0.19%	$0.95
Hypothetical

Class P	$1,000.00	$1,023.85	0.19%	$0.95

PD High Yield Bond Market
Actual

Class P	$1,000.00	$1,052.00	0.28%	$1.42
Hypothetical

Class P	$1,000.00	$1,023.41	0.28%	$1.40

PD Large-Cap Growth Index
Actual

Class P	$1,000.00	$1,289.20	0.16%	$0.91
Hypothetical

Class P	$1,000.00	$1,024.00	0.16%	$0.80

PD Large-Cap Value Index
Actual

Class P	$1,000.00	$1,050.60	0.16%	$0.81
Hypothetical

Class P	$1,000.00	$1,024.00	0.16%	$0.80

PD Mid-Cap Index
Actual

Class P	$1,000.00	$1,088.80	0.19%	$0.98
Hypothetical

Class P	$1,000.00	$1,023.85	0.19%	$0.95

PD Small-Cap Growth Index
Actual

Class P	$1,000.00	$1,133.60	0.24%	$1.27
Hypothetical

Class P	$1,000.00	$1,023.60	0.24%	$1.20

PD Small-Cap Value Index
Actual

Class P	$1,000.00	$1,023.60	0.23%	$1.15
Hypothetical

Class P	$1,000.00	$1,023.65	0.23%	$1.15

PD Emerging Markets Index
Actual

Class P	$1,000.00	$1,050.20	0.41%	$2.08
Hypothetical

Class P	$1,000.00	$1,022.76	0.41%	$2.06

PD International Large-Cap Index
Actual

Class P	$1,000.00	$1,122.90	0.23%	$1.21
Hypothetical

Class P	$1,000.00	$1,023.65	0.23%	$1.15

(1)	Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	The annualized expense ratios for the ESG Diversified, ESG Diversified Growth, PSF Avantis Balanced Allocation, Pacific Dynamix, and Portfolio Optimization Portfolios do not include expenses of their respective Underlying Funds in which these Funds invest.

PACIFIC SELECT FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

The Trust has a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated the Liquidity Oversight Committee (the “Committee”) of Pacific Life Fund Advisors LLC (the “Investment Adviser”) as the administrator of the Program. Personnel of the Investment Adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Committee.

Under the Program, the Committee manages the liquidity risk of each Fund of the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process for determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2022 through December 31, 2022. The report included, among other information, each Fund’s (i) investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed market conditions; (ii) short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (iii) holdings of cash and cash equivalents, as well as relevant borrowing arrangements.

The report indicated periods of volatility across various markets, though no significant liquidity events impacting any Fund were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, including affiliated sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds.

PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF Avantis Balanced Allocation, ESG Diversified and ESG Diversified Growth Portfolios (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained affiliated or unaffiliated investment management firms to serve as Sub-Advisers under PLFA’s oversight. The Board, including all of the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at a meeting of the Trustees held on December 14, 2022.1

The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approvals described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements. In the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

The Board approved a change in sub-adviser and a new sub-advisory agreement for the Large-Cap Growth Portfolio, effective on or about May 1, 2023, and a new sub-advisory agreement with respect to the Core Income Portfolio, Floating Rate Income Portfolio and High Yield Bond Portfolio, effective on April 17, 2023. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order (the “Order”) issued to Pacific Life Insurance Company (“Pacific Life”) and the Trust by the U.S. Securities and Exchange Commission (“SEC”) on October 13, 1999, PLFA — the investment adviser to the Trust — can hire, terminate, and replace sub-advisers and enter into new sub-advisory agreements without shareholder approval in accordance with the requirements of the Order on behalf of the Trust (except, as a general matter, with sub-advisers affiliated with PLFA).

Large-Cap Growth Portfolio

At a meeting held on March 15, 2023, based upon a recommendation from PLFA, the Board, including all the Independent Trustees, appointed FIAM LLC (“FIAM”) to serve as the sub-adviser for the Large-Cap Growth Portfolio. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and FIAM with respect to the Fund (the “FIAM Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the FIAM Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes went into effect on May 1, 2023.

FIAM’s appointment as the sub-adviser and the Board’s approval of the FIAM Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by FIAM. PLFA and/or the Trust retained a transition agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of FIAM as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that FIAM be appointed as the new sub-adviser for the Fund and in evaluating the proposed FIAM Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of FIAM and PLFA’s analysis in reaching its conclusion to recommend FIAM as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

1	At the December 14th meeting, the Board did not consider the continuance of the Sub-Advisory Agreement relating to the Large-Cap Core Portfolio as this agreement was not up for renewal at that time.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

In evaluating the FIAM Sub-Advisory Agreement for the Large-Cap Growth Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

    A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining FIAM as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by FIAM. In this regard, the Trustees considered various materials relating to FIAM, including copies of the proposed FIAM Sub-Advisory Agreement; copies of FIAM’s Form ADV; financial information; a written presentation from FIAM; a comprehensive report including an assessment by PLFA; responses from FIAM to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held on March 15, 2023 from management and investment personnel from FIAM.

The Trustees considered that under the FIAM Sub-Advisory Agreement, FIAM would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of FIAM, including the background and experience of FIAM’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved FIAM’s written compliance policies and procedures and code of ethics, and that the Trust’s Chief Compliance Officer previously provided an assessment of FIAM’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to FIAM and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by FIAM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by FIAM under the FIAM Sub-Advisory Agreement.

    B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a large-cap strategy and PLFA’s identification of FIAM to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. However, the Trustees considered the investment process and techniques to be used by FIAM for the Fund and FIAM’s experience managing large-cap growth strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the FIAM Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a proprietary mutual fund managed by the same FIAM portfolio management team that would manage the Fund using similar investment strategies (the “FIAM Comparable Performance”), which included a comparison of the FIAM Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three-, five- and ten-year or since inception periods as of December 31, 2022. Additionally, the Trustees considered the risk-adjusted returns of the FIAM Comparable Performance during certain periods.

The Board determined that FIAM’s performance record with respect to similarly managed mutual funds was acceptable.

    C. Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of FIAM with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels. The Trustees considered that PLFA was proposing to share these fee savings with shareholders through an advisory fee waiver and that PLFA will monitor and report to the Board the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend further changes to the Board as deemed appropriate. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by FIAM for other similarly managed funds, the Trustees noted that there were differences in: (i) the size and type of account, (ii) the services provided to each, (iii) the nature and size of the overall relationship with FIAM, and/or (iv) regulatory differences that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and FIAM, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase, and would likely decrease, as a result of this sub-adviser change.

The Board concluded that the compensation payable under the FIAM Sub-Advisory Agreement is fair and reasonable.

    D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to FIAM of sub-advising the Fund and the projected profitability of the FIAM Sub-Advisory Agreement to FIAM, to the extent practicable based on the information provided by FIAM. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and FIAM with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the FIAM Sub-Advisory Agreement to FIAM is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for FIAM at this time was of limited utility. The Trustees also considered the impact of the sub-advisory change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Trustees considered the organizational strengths of FIAM and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the FIAM Sub-Advisory Agreement is fair and reasonable.

    E. Ancillary Benefits

The Trustees received information from PLFA and FIAM concerning other benefits that may be received by FIAM and its affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with FIAM and the anticipated use of soft-dollars by FIAM. The Trustees considered potential benefits to be derived by FIAM from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

    F. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the FIAM Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the FIAM Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Core Income Portfolio, Floating Rate Income Portfolio and High Yield Bond Portfolio

The Board approved a new sub-advisory agreement with respect to the Core Income Portfolio, Floating Rate Income Portfolio, and High Yield Bond Portfolio in connection with the acquisition of the Funds’ then-current sub-adviser, Pacific Asset Management LLC (“PAM”), by Aristotle Capital Management, LLC (“ACM”), effective on April 17, 2023 (the “Acquisition”). Effective upon the closing of the Acquisition, PAM became a subsidiary of ACM and was renamed Aristotle Pacific Capital, LLC (“Aristotle Pacific”). The Funds’ investment goals, principal investment strategies and portfolio management teams did not change as a result of the Acquisition.

The Acquisition caused an “assignment” under the 1940 Act of the sub-advisory agreement for the Funds then in effect with PAM (the “PAM Sub-Advisory Agreement”), resulting in its automatic termination. In anticipation of the Acquisition, at a meeting held on March 15, 2023, the Board, including all the Independent Trustees, approved, effective upon the date of the Acquisition, a new sub-advisory agreement among the Trust, PLFA and Aristotle Pacific with respect to the Funds (the “Aristotle Pacific Sub-Advisory Agreement”).

Aristotle Pacific’s appointment as the sub-adviser and the Board’s approval of the Aristotle Pacific Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval.

In evaluating the Aristotle Pacific Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

•

The PAM Sub-Advisory Agreement was last renewed by the Board, including all the Independent Trustees, at an in-person meeting on December 14, 2022. In connection with that renewal, the Trustees reviewed information regarding the nature, extent and quality of services provided by PAM; the investment results of each Fund; the sub-advisory fees paid to PAM; PAM’s costs in managing each Fund and its profitability from each Fund; and other benefits received by PAM and its affiliates as a result of their relationship with the Funds.

•

Aristotle Pacific represented to the Board that following the transaction, each Fund’s portfolio management team will be moved to Aristotle Pacific and that there will be no changes to the Fund’s portfolio management team under the Aristotle Pacific Sub-Advisory Agreement, other than those discussed with the Trustees.

•	There is expected to be no change in the nature, quality or level of services provided to each Fund.

•	The sub-advisory fee rates under the Aristotle Pacific Sub-Advisory Agreement are the same as those under the PAM Sub-Advisory Agreement.

•

It was acknowledged that it is not necessary for the Board to approve the policies and procedures and Code of Ethics of Aristotle Pacific at this time because PAM is a current sub-adviser of the Trust and thus its policies and procedures and Code of Ethics once it becomes Aristotle Pacific will have previously been approved by the Board.

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the Aristotle Pacific Sub-Advisory Agreement is in the best interests of each Fund and its shareholders; and (ii) the compensation payable under the Aristotle Pacific Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), Information Statements, and shareholder reports are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Chief Executive Officer and the Treasurer of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the principal executive and principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	August 31, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	August 31, 2023

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	August 31, 2023